UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony Zacharski, Esq

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021-June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

PACIFIC SELECT FUND

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 47.2%

Basic Materials - 1.3%

Anglo American Capital PLC (South Africa) 2.625% due 09/10/30 ~	$3,100,000	$3,116,119
3.950% due 09/10/50 ~	1,500,000	1,632,043
Suzano Austria GmbH (Brazil) due 01/15/32 #	1,550,000	1,537,011
Teck Resources Ltd (Canada) 3.900% due 07/15/30	1,900,000	2,050,016

		8,335,189

Communications - 5.1%

AT&T Inc 2.250% due 02/01/32	500,000	491,276
2.550% due 12/01/33 ~	1,500,000	1,487,574
3.500% due 09/15/53 ~	2,953,000	2,971,272
3.850% due 06/01/60	1,900,000	2,006,860
CCO Holdings LLC 4.750% due 03/01/30 ~	1,500,000	1,588,125
Charter Communications Operating LLC 3.500% due 06/01/41	1,900,000	1,915,992
3.850% due 04/01/61	2,800,000	2,754,994
Cox Communications Inc 1.800% due 10/01/30 ~	1,000,000	954,726
Expedia Group Inc 2.950% due 03/15/31 4.625% due 08/01/27	800,000 2,000,000	812,318 2,263,212
Sprint Communications Inc 6.000% due 11/15/22	2,000,000	2,120,000
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	182,500	183,621
T-Mobile USA Inc 2.250% due 02/15/26 ~	1,000,000	1,008,750
2.250% due 11/15/31	1,000,000	990,205
2.550% due 02/15/31	1,500,000	1,521,000
2.625% due 04/15/26	50,000	51,249
3.375% due 04/15/29 ~	875,000	905,121
3.600% due 11/15/60	750,000	764,512
3.875% due 04/15/30	2,600,000	2,915,250
Tencent Holdings Ltd (China) 3.240% due 06/03/50 ~	1,500,000	1,472,512
Verizon Communications Inc 1.680% due 10/30/30	1,200,000	1,147,502
3.400% due 03/22/41	2,200,000	2,330,101
3.850% due 11/01/42	1,000,000	1,137,505

		33,793,677

Consumer, Cyclical – 6.5%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	1,380,929	1,424,764
American Airlines Pass-Through Trust ‘AA’ 3.600% due 03/22/29	1,450,021	1,503,831
Beazer Homes USA Inc 7.250% due 10/15/29	1,000,000	1,113,920
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	2,798,250	2,856,510
British Airways Pass-Through Trust ‘A’ (United Kingdom) 3.350% due 12/15/30 ~	1,253,906	1,258,205
4.625% due 12/20/25 ~	817,309	862,691
Choice Hotels International Inc 3.700% due 01/15/31	1,400,000	1,519,665
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,250,829	1,324,774
Delta Air Lines Inc 4.500% due 10/20/25 ~	400,000	430,037

	Principal Amount	Value
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	$304,415	$327,733
DR Horton Inc 1.400% due 10/15/27	3,000,000	2,936,654
Ford Motor Co 8.500% due 04/21/23	600,000	670,320
Ford Motor Credit Co LLC 2.900% due 02/16/28	1,800,000	1,793,727
3.375% due 11/13/25	1,050,000	1,090,110
4.542% due 08/01/26	1,550,000	1,690,043
Genting New York LLC 3.300% due 02/15/26 ~	900,000	910,417
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/31 ~	1,450,000	1,448,014
International Game Technology PLC 4.125% due 04/15/26 ~	2,500,000	2,606,250
Kohl’s Corp 3.375% due 05/01/31	2,750,000	2,850,184
Lennar Corp 4.500% due 04/30/24	1,000,000	1,095,000
Marriott International Inc 3.500% due 10/15/32	1,750,000	1,861,318
Meritage Homes Corp 3.875% due 04/15/29 ~	1,875,000	1,942,969
MGM Resorts International 6.000% due 03/15/23	1,200,000	1,286,010
New Red Finance Inc (Canada) 3.875% due 01/15/28 ~	1,000,000	1,013,750
Nordstrom Inc 2.300% due 04/08/24 ~	450,000	451,481
5.000% due 01/15/44	1,500,000	1,497,324
Sands China Ltd (Macau) 3.800% due 01/08/26	450,000	482,274
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,500,000	2,528,125
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	631,936	693,673
United Airlines Pass-Through Trust ‘A’ 2.900% due 11/01/29	382,273	381,744
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	993,406	1,003,041

		42,854,558

Consumer, Non-Cyclical - 7.3%

Altria Group Inc 2.450% due 02/04/32	1,850,000	1,791,160
AmerisourceBergen Corp 2.700% due 03/15/31	5,000,000	5,133,157
Amgen Inc 3.150% due 02/21/40	1,250,000	1,304,806
Anheuser-Busch InBev Finance Inc (Belgium) 4.000% due 01/17/43	3,000,000	3,357,473
Anheuser-Busch InBev Worldwide Inc (Belgium) 5.450% due 01/23/39	2,500,000	3,303,983
Anthem Inc 2.250% due 05/15/30	1,000,000	1,010,097
Centene Corp due 07/15/28 #	750,000	761,062
2.500% due 03/01/31	1,600,000	1,580,000
Cigna Corp 2.400% due 03/15/30	1,000,000	1,021,115
CoStar Group Inc 2.800% due 07/15/30 ~	1,800,000	1,831,502
CVS Health Corp 1.750% due 08/21/30	3,500,000	3,378,424
Global Payments Inc 3.200% due 08/15/29	2,500,000	2,679,536

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Humana Inc 3.950% due 03/15/27	$1,000,000	$1,123,234
Kraft Heinz Foods Co 4.375% due 06/01/46	3,700,000	4,199,629
Smith & Nephew PLC (United Kingdom) 2.032% due 10/14/30	2,550,000	2,497,385
Square Inc 3.500% due 06/01/31 ~	275,000	277,750
Takeda Pharmaceutical Co Ltd (Japan) 3.025% due 07/09/40	2,000,000	2,022,851
Transurban Finance Co Pty Ltd (Australia) 2.450% due 03/16/31 ~	2,000,000	2,015,710
Universal Health Services Inc 2.650% due 10/15/30 ~	3,050,000	3,070,679
Viatris Inc 3.850% due 06/22/40 ~	3,150,000	3,354,573
Viterra Finance BV (Netherlands) 3.200% due 04/21/31 ~	2,450,000	2,470,882

		48,185,008

Energy - 2.9%

Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/29	800,000	874,622
Energy Transfer LP 3.750% due 05/15/30	1,000,000	1,087,246
4.750% due 01/15/26	5,000,000	5,634,181
6.500% due 11/15/26	2,050,000	2,095,100
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,000,000	2,403,769
MPLX LP 5.200% due 12/01/47	1,600,000	1,958,841
6.875% due 02/15/23	1,750,000	1,791,300
Petrobras Global Finance BV (Brazil) 5.500% due 06/10/51	1,200,000	1,201,920
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	1,400,000	1,195,019
Sabine Pass Liquefaction LLC 4.200% due 03/15/28	650,000	734,490

		18,976,488

Financial - 14.2%

Air Lease Corp 3.000% due 02/01/30	1,000,000	1,015,379
4.650% due 06/15/26	2,700,000	2,804,625
Ally Financial Inc 4.700% due 05/15/26	1,000,000	1,038,200
American Homes 4 Rent due 07/15/31 #	850,000	837,361
Ares Finance Co III LLC 4.125% due 06/30/51 ~	1,350,000	1,353,375
Ascot Group Ltd (Bermuda) 4.250% due 12/15/30 ~	500,000	527,905
Avolon Holdings Funding Ltd (Ireland) 2.750% due 02/21/28 ~	2,150,000	2,128,603
Banco Santander SA (Spain) 2.749% due 12/03/30	1,500,000	1,487,268
Bank of America Corp 1.922% due 10/24/31	2,000,000	1,951,116
2.687% due 04/22/32	2,850,000	2,933,982
BNP Paribas SA (France) 2.871% due 04/19/32 ~	3,500,000	3,596,879
4.625% due 02/25/31 ~	1,600,000	1,669,632
Citigroup Inc 2.666% due 01/29/31	2,500,000	2,583,051
4.600% due 03/09/26	3,400,000	3,873,079
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	500,000	539,099
Commonwealth Bank of Australia (Australia) 2.688% due 03/11/31 ~	900,000	900,675

	Principal Amount	Value
Five Corners Funding Trust II 2.850% due 05/15/30 ~	$1,350,000	$1,423,627
GLP Capital LP REIT 5.250% due 06/01/25	5,000,000	5,634,750
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	1,900,000	1,994,595
3.500% due 09/15/30	500,000	525,258
HSBC Holdings PLC (United Kingdom) 4.700% due 03/09/31	1,450,000	1,508,000
JAB Holdings BV (Austria) 3.750% due 05/28/51 ~	1,000,000	1,073,043
JPMorgan Chase & Co 2.522% due 04/22/31	4,400,000	4,531,461
2.580% due 04/22/32	1,350,000	1,386,481
2.956% due 05/13/31	4,550,000	4,784,750
3.960% due 01/29/27	1,000,000	1,114,442
Liberty Mutual Group Inc 4.300% due 02/01/61 ~	2,650,000	2,432,065
LSEGA Financing PLC (United Kingdom) 2.500% due 04/06/31 ~	2,400,000	2,461,941
3.200% due 04/06/41 ~	1,800,000	1,889,873
Morgan Stanley 4.431% due 01/23/30	1,000,000	1,171,787
5.000% due 11/24/25	1,500,000	1,730,672
OneMain Finance Corp 5.375% due 11/15/29	1,750,000	1,907,045
6.125% due 03/15/24	2,600,000	2,801,500
Piedmont Operating Partnership LP REIT 3.150% due 08/15/30	1,050,000	1,068,163
4.450% due 03/15/24	2,200,000	2,373,119
Sun Communities Operating LP 2.700% due 07/15/31	1,000,000	1,002,086
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	2,398,164
The Goldman Sachs Group Inc 2.615% due 04/22/32	4,000,000	4,089,107
3.800% due 05/10/26	850,000	867,255
The Northwestern Mutual Life Insurance Co 3.625% due 09/30/59 ~	1,500,000	1,654,012
UBS Group AG (Switzerland) 4.375% due 02/10/31 ~	800,000	819,360
VICI Properties LP REIT 4.625% due 12/01/29 ~	3,000,000	3,193,500
Wells Fargo & Co 3.900% due 03/15/26	1,950,000	2,020,054
4.400% due 06/14/46	2,500,000	3,022,593
Willis North America Inc 2.950% due 09/15/29	2,750,000	2,890,072

		93,009,004

Industrial - 4.0%

Allegion US Holding Co Inc 3.550% due 10/01/27	5,289,000	5,759,895
Berry Global Inc 4.875% due 07/15/26 ~	2,000,000	2,118,820
Carrier Global Corp 2.722% due 02/15/30	1,000,000	1,037,631
Flowserve Corp 3.500% due 10/01/30	2,900,000	3,062,410
GXO Logistics Inc due 07/15/26 # ~	1,000,000	996,210
Masco Corp 7.750% due 08/01/29	950,000	1,304,277
SMBC Aviation Capital Finance DAC (Ireland) 2.300% due 06/15/28 ~	600,000	607,454
Standard Industries Inc 5.000% due 02/15/27 ~	1,000,000	1,036,875
Teledyne Technologies Inc 2.750% due 04/01/31	2,250,000	2,313,040

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	$3,650,000	$3,668,209
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	1,500,000	1,582,500
TransDigm Inc 6.250% due 03/15/26 ~	771,000	814,369
Vontier Corp 2.400% due 04/01/28 ~	2,150,000	2,138,369

		26,440,059

Technology - 3.4%

Broadcom Inc 4.150% due 11/15/30	1,025,000	1,150,585
4.250% due 04/15/26	3,000,000	3,364,896
5.000% due 04/15/30	725,000	856,212
Citrix Systems Inc 3.300% due 03/01/30	2,500,000	2,633,143
Dell International LLC 4.900% due 10/01/26	2,000,000	2,310,402
Fiserv Inc 3.500% due 07/01/29	2,100,000	2,312,795
NXP BV (China) 3.875% due 06/18/26 ~	3,000,000	3,325,782
Oracle Corp 2.875% due 03/25/31	1,500,000	1,561,360
3.950% due 03/25/51	2,500,000	2,732,006
Skyworks Solutions Inc 3.000% due 06/01/31	600,000	613,912
VMware Inc 4.650% due 05/15/27	1,250,000	1,436,097

		22,297,190

Utilities - 2.5%

DPL Inc 4.125% due 07/01/25	300,000	322,125
4.350% due 04/15/29	1,125,000	1,222,408
Duquesne Light Holdings Inc 2.532% due 10/01/30 ~	2,000,000	1,968,901
Electricite de France SA (France) 4.500% due 09/21/28 ~	1,000,000	1,165,910
IPALCO Enterprises Inc 4.250% due 05/01/30	1,350,000	1,520,072
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	1,850,000	1,954,257
Pacific Gas and Electric Co 2.500% due 02/01/31	1,000,000	938,689
Pike Corp 5.500% due 09/01/28 ~	2,000,000	2,085,710
Southern California Edison Co 4.000% due 04/01/47	500,000	526,895
Talen Energy Supply LLC 6.500% due 06/01/25	750,000	504,998
6.625% due 01/15/28 ~	500,000	458,650
The AES Corp 2.450% due 01/15/31 ~	1,750,000	1,734,331
Vistra Operations Co LLC 3.550% due 07/15/24 ~	1,000,000	1,056,526
WEC Energy Group Inc 1.800% due 10/15/30	1,000,000	960,377

		16,419,849

Total Corporate Bonds & Notes (Cost $299,352,946)		310,311,022

SENIOR LOAN NOTES - 18.6%

Basic Materials - 0.3%

Asplundh Tree Expert LLC Term B 1.853% (USD LIBOR + 1.750%) due 09/04/27 §	1,985,000	1,981,415

	Principal Amount	Value

Communications - 1.4%

Charter Communications Operating LLC Term B2 1.835% (USD LIBOR + 1.750%) due 02/01/27 §	$989,924	$983,366
CSC Holdings LLC Term B 2.384% (USD LIBOR + 2.250%) due 01/15/26 §	994,911	982,941
Term B5 2.603% (USD LIBOR + 2.500%) due 04/15/27 §	2,476,212	2,457,383
MTN Infrastructure TopCo Inc Term B due 11/17/24 § µ	997,481	1,000,754
5.000% (USD LIBOR + 3.000%) due 11/17/24 §	2,992,268	2,994,404
SBA Senior Finance II LLC Term B 1.835% (USD LIBOR + 1.750%) due 04/11/25 §	596,923	592,745

		9,011,593

Consumer, Cyclical - 4.2%

ClubCorp Holdings Inc Term B 2.884% (USD LIBOR + 2.750%) due 09/18/24 § µ	1,924,785	1,853,273
Core & Main LP Term B 4.000% (USD LIBOR + 3.000%) due 08/01/24 §	1,989,691	1,991,348
Great Outdoors Group LLC Term B1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	1,243,750	1,252,745
Harbor Freight Tools USA Inc Term B 3.750% (USD LIBOR + 3.250%) due 10/19/27 §	2,491,241	2,494,639
Hayward Industries Inc Term B 3.250% (USD LIBOR + 2.750%) due 05/28/28 §	1,000,000	999,375
Hilton Grand Vacations Borrower LLC Term B due 05/20/28 § µ	1,000,000	1,001,719
Marriott Ownership Resorts Inc Term B 1.853% (USD LIBOR + 1.750%) due 08/31/25 §	1,731,949	1,712,825
Mileage Plus Holdings LLC Term B 6.250% (USD LIBOR + 5.250%) due 06/21/27 §	1,000,000	1,068,828
Restaurant Brands Co Term B (Canada) 1.835% (USD LIBOR + 1.750%) due 11/19/26 §	3,828,601	3,780,744
SeaWorld Parks & Entertainment Inc Term B5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	4,863,697	4,831,130
SRS Distribution Inc Term B 4.250% (USD LIBOR + 3.750%) due 06/02/28 §	1,250,000	1,250,489
Stars Group Holdings BV Term B (Canada) 3.629% (USD LIBOR + 3.500%) due 07/10/25 §	2,047,348	2,054,843
United Airlines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28	3,491,250	3,541,126

		27,833,084

Consumer, Non-Cyclical - 4.9%

Avantor Funding Inc Term B3 3.250% (USD LIBOR + 2.250%) due 11/21/24 §	2,254,481	2,260,117
Bausch Health Americas Inc Term B 3.129% (USD LIBOR + 3.000%) due 06/01/25 §	6,582,802	6,564,291

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
CoreLogic Inc Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 §	$2,750,000	$2,748,710
Heartland Dental LLC Term B 4.073% (USD LIBOR + 4.000%) due 04/30/25 §	1,250,000	1,249,063
Mavis Tire Express Services TopCo LP 4.750% (USD LIBOR + 4.000%) due 05/04/28 §	3,000,000	3,014,532
Organon & Co Term B 3.500% (USD LIBOR + 3.000%) due 06/02/28 §	1,750,000	1,753,594
Pathway Vet Alliance LLC Term A 3.853% (USD LIBOR + 3.750%) due 03/31/27 §	3,468,991	3,466,823
PetVet Care Centers LLC Term B3 4.250% (USD LIBOR + 3.500%) due 02/15/25 § µ	3,333,038	3,345,537
Spin Holdco Inc Term B 4.750% (USD LIBOR + 4.000%) due 03/04/28 §	1,995,000	1,998,741
Sunshine Luxembourg VII SARL Term Loan B (Luxembourg) 4.500% (USD LIBOR + 3.750%) due 10/02/26 §	1,234,406	1,239,814
US Foods Inc Term B 1.835% (USD LIBOR + 1.750%) due 06/27/23 §	3,713,799	3,684,256
Wand NewCo 3 Inc Term B1 3.101% (USD LIBOR + 3.000%) due 02/05/26 §	882,058	872,607

		32,198,085

Financial - 2.1%

Acrisure LLC Term B 3.593% (USD LIBOR + 3.500%) due 02/15/27 §	248,741	246,378
AssuredPartners Inc Term B 3.593% (USD LIBOR + 3.500%) due 02/13/27 §	1,231,250	1,225,973
Avolon TLB Borrower 1 US LLC Term B3 (Ireland) due 01/15/25 § µ	1,765,756	1,763,155
Hub International Ltd Term B 2.835% (USD LIBOR + 3.000%) due 04/25/25 §	2,937,202	2,907,524
NFP Corp Term B 3.343% (USD LIBOR + 3.250%) due 02/13/27 §	3,461,212	3,417,407
USI Inc Term B 3.131% (USD LIBOR + 3.000%) due 05/16/24 §	4,365,761	4,331,460

		13,891,897

Industrial - 3.1%

Berry Global Inc Term Z 1.853% (USD LIBOR + 1.750%) due 07/01/26 §	1,783,588	1,772,441
Filtration Group Corp Term B 3.145% (USD LIBOR + 3.000%) due 03/29/25 §	3,360,238	3,337,976
Flex Acquisition Co Inc Term B 4.000% (USD LIBOR + 3.500%) due 03/02/28 §	2,123,318	2,117,744
Madison IAQ LLC due 06/21/28 § µ	3,000,000	3,005,250
Pactiv Evergreen Group Holdings Inc Term B1 2.853% (USD LIBOR + 3.000%) due 02/05/23 §	1,762,234	1,760,888

	Principal Amount	Value
Proampac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	$1,496,250	$1,499,367
Quikrete Holdings Inc Term B1 due 06/11/28 § µ	1,000,000	993,375
The Hillman Group Inc Term B 4.131% (USD LIBOR + 3.500%) due 05/31/25 §	982,278	981,542
TransDigm Inc
Term E 2.352% (USD LIBOR + 2.250%) due 05/30/25 §	940,008	927,083
Term F 2.352% (USD LIBOR + 2.250%) due 12/09/25 §	3,844,856	3,792,255
TricorBraun Holdings Inc 3.750% (USD LIBOR + 3.250%) due 03/03/28 §	205,623	204,322

		20,392,243

Technology - 1.8%

Dell International LLC Term B2 2.000% (USD LIBOR + 1.750%) due 09/19/25 §	2,663,411	2,666,075
Peraton Corp Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	1,246,875	1,252,818
Sophia LP 4.500% (USD LIBOR + 3.750%) due 10/07/27 §	2,736,250	2,741,949
Tempo Acquisition LLC 3.750% (USD LIBOR + 3.250%) due 10/31/26 §	867,037	869,096
The Dun & Bradstreet Corp Term B 3.335% (USD LIBOR + 3.250%) due 02/08/26 §	990,013	986,145
UKG Inc 4.000% (USD LIBOR + 3.250%) due 05/03/26 §	3,230,641	3,236,698

		11,752,781

Utilities - 0.8%

PG&E Corp Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	1,237,500	1,222,805
Pike Corp Term B 3.085% (USD LIBOR + 3.000%) due 01/21/28 §	3,835,616	3,833,484

		5,056,289

Total Senior Loan Notes (Cost $121,878,685)		122,117,387

MORTGAGE-BACKED SECURITIES - 1.5%

Fannie Mae - 1.5%

due 07/01/36 #	9,250,000	9,541,411

Total Mortgage-Backed Securities (Cost $9,540,869)		9,541,411

ASSET-BACKED SECURITIES - 15.8%

AmeriCredit Automobile Receivables Trust 0.760% due 12/18/25	2,400,000	2,407,509
0.890% due 10/19/26	1,050,000	1,049,309
0.970% due 02/18/26	500,000	503,622
2.690% due 06/19/23	439,223	441,997
2.710% due 08/18/22	29,661	29,693
3.130% due 02/18/25	950,000	970,409
3.360% due 02/18/25	1,000,000	1,039,252

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Apidos CLO XXX (Cayman) 1.790% (USD LIBOR + 1.600%) due 10/18/31 § ~	$2,000,000	$2,001,494
Buttermilk Park CLO Ltd (Cayman) 1.284% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	851,402
Capital Auto Receivables Asset Trust 3.090% due 08/22/22 ~	497,565	498,808
Citibank Credit Card Issuance Trust 0.843% (USD LIBOR + 0.770%) due 05/14/29 §	2,000,000	2,047,590
Dryden 55 CLO Ltd (Cayman) 2.084% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	989,708
Dryden 58 CLO Ltd (Cayman) 1.690% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,000,000	1,004,997
1.990% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,000,000	996,567
Dryden 61 CLO Ltd (Cayman) 1.180% (USD LIBOR + 0.990%) due 01/17/32 § ~	2,250,000	2,249,885
1.940% (USD LIBOR + 1.750%) due 01/17/32 § ~	1,250,000	1,249,832
Dryden 64 CLO Ltd (Cayman) 1.590% (USD LIBOR + 1.400%) due 04/18/31 § ~	800,000	800,000
Ford Credit Auto Owner Trust 2.040% due 12/15/26	500,000	516,428
2.350% due 04/15/23	1,500,000	1,503,763
3.020% due 10/15/24	2,940,000	3,057,060
3.190% due 07/15/31 ~	3,000,000	3,239,636
Madison Park Funding XXIX CLO Ltd (Cayman) 1.940% (USD LIBOR + 1.750%) due 10/18/30 § ~	1,750,000	1,751,633
Madison Park Funding XXVIII CLO Ltd (Cayman) 1.784% (USD LIBOR + 1.600%) due 07/15/30 § ~	1,400,000	1,398,670
2.034% (USD LIBOR + 1.850%) due 07/15/30 § ~	600,000	600,300
Magnetite XII Ltd (Cayman) 1.284% (USD LIBOR + 1.100%) due 10/15/31 § ~	1,125,000	1,125,639
Magnetite XIV-R Ltd (Cayman) 1.310% (USD LIBOR + 1.120%) due 10/18/31 § ~	2,500,000	2,506,624
Magnetite XXIX Ltd (Cayman) 1.094% (USD LIBOR + 0.990%) due 01/15/34 § ~	1,300,000	1,300,105
MVW LLC 1.740% due 10/20/37 ~	307,096	313,433
Navient Private Education Refi Loan Trust 0.840% due 05/15/69 ~	592,389	591,829
1.220% due 07/15/69 ~	1,311,783	1,320,501
1.310% due 01/15/69 ~	1,079,886	1,087,987
1.690% due 05/15/69 ~	3,727,220	3,789,331
2.460% due 11/15/68 ~	500,000	516,932
2.640% due 05/15/68 ~	866,867	885,931
Navient Student Loan Trust 0.692% (USD LIBOR + 0.600%) due 12/26/69 § ~	1,307,481	1,317,445
0.812% (USD LIBOR + 0.720%) due 03/25/67 § ~	1,000,000	1,012,641
1.142% (USD LIBOR + 1.050%) due 06/25/69 § ~	928,469	953,216
1.310% due 12/26/69 ~	1,016,930	1,003,592
1.320% due 08/26/69 ~	1,363,326	1,354,054
3.390% due 12/15/59 ~	2,744,873	2,870,554

	Principal Amount	Value
Neuberger Berman CLO Ltd (Cayman) 1.248% (USD LIBOR + 1.060%) due 04/16/33 § ~	$500,000	$501,573
1.540% (USD LIBOR + 1.350%) due 10/18/29 § ~	1,500,000	1,496,705
OCP CLO Ltd (Cayman) 0.996% (USD LIBOR + 0.820%) due 10/26/27 § ~	324,719	324,801
Palmer Square CLO 2020-3 Ltd (Cayman) 1.526% (USD LIBOR + 1.370%) due 11/15/31 § ~	4,000,000	4,015,654
Palmer Square CLO Ltd (Cayman) 1.284% (USD LIBOR + 1.100%) due 07/16/31 § ~	1,000,000	999,964
Palmer Square Loan Funding Ltd (Cayman) due 07/20/29 # ~	2,500,000	2,500,000
0.946% (USD LIBOR + 0.800%) due 05/20/29 § ~	1,500,000	1,501,874
1.055% (USD LIBOR + 0.900%) due 04/20/29 § ~	2,500,000	2,502,986
1.396% (USD LIBOR + 1.250%) due 05/20/29 § ~	4,000,000	4,000,291
1.505% (USD LIBOR + 1.350%) due 02/20/28 § ~	1,350,000	1,346,510
2.055% (USD LIBOR + 1.900%) due 02/20/28 § ~	600,000	600,811
Regatta X Funding Ltd CLO (Cayman) 1.310% (USD LIBOR + 1.120%) due 01/17/31 § ~	2,000,000	2,001,648
Santander Drive Auto Receivables Trust 0.730% due 03/17/25	1,100,000	1,105,187
0.750% due 02/17/26	1,900,000	1,900,350
0.960% due 11/15/24	600,000	603,068
3.350% due 07/17/23	234,332	234,631
3.510% due 08/15/23	181,094	181,342
SLM Student Loan Trust 0.726% (USD LIBOR + 0.550%) due 10/25/64 § ~	728,740	728,322
SMB Private Education Loan Trust 0.831% (USD LIBOR + 0.730%) due 01/15/53 § ~	5,100,000	5,147,339
1.070% due 01/15/53 ~	2,791,072	2,753,241
1.290% due 07/15/53 ~	1,214,978	1,220,436
2.230% due 09/15/37 ~	3,500,000	3,602,458
2.340% due 09/15/34 ~	470,733	481,464
2.700% due 05/15/31 ~	595,564	611,013
2.820% due 10/15/35 ~	1,253,820	1,298,874
2.880% due 09/15/34 ~	1,344,715	1,384,841
3.440% due 07/15/36 ~	1,550,099	1,626,937
3.500% due 02/15/36 ~	951,673	1,002,656
3.600% due 01/15/37 ~	1,055,431	1,118,503
3.630% due 11/15/35 ~	837,778	882,856
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	1,100,000	1,137,353
Tiaa CLO III Ltd (Cayman) 1.334% (USD LIBOR + 1.150%) due 01/16/31 § ~	1,834,000	1,834,492

Total Asset-Backed Securities (Cost $102,616,814)		103,797,558

U.S. TREASURY OBLIGATIONS - 13.3%

U.S. Treasury Bonds - 3.2%

1.125% due 05/15/40	6,000,000	5,181,563
1.375% due 08/15/50	1,250,000	1,054,150
2.000% due 02/15/50	1,750,000	1,719,785
2.250% due 08/15/46	1,950,000	2,016,879

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
2.500% due 02/15/46	$6,500,000	$7,043,359
2.750% due 11/15/47	3,500,000	3,985,352

		21,001,088

U.S. Treasury Notes - 10.1%

0.250% due 05/31/25	9,000,000	8,850,586
0.250% due 06/30/25	12,000,000	11,789,531
0.250% due 10/31/25	6,000,000	5,867,344
0.500% due 06/30/27	10,000,000	9,674,219
0.500% due 10/31/27	3,000,000	2,885,039
0.625% due 05/15/30	3,500,000	3,272,090
1.125% due 02/15/31	4,500,000	4,369,219
1.250% due 07/31/23	7,000,000	7,144,648
1.250% due 08/31/24	8,500,000	8,702,207
1.625% due 05/15/26	1,000,000	1,036,797
2.000% due 11/30/22	3,000,000	3,078,164

		66,669,844

Total U.S. Treasury Obligations (Cost $87,065,768)		87,670,932

FOREIGN GOVERNMENT BONDS & NOTES - 0.3%

Mexico Government (Mexico) 2.659% due 05/24/31	2,000,000	1,958,780

Total Foreign Government Bonds & Notes (Cost $2,000,000)		1,958,780

SHORT-TERM INVESTMENT - 6.3%

Repurchase Agreement - 6.3%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $41,520,662; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $42,351,140)	41,520,662	41,520,662

Total Short-Term Investment (Cost $41,520,662)		41,520,662

TOTAL INVESTMENTS - 103.0% (Cost $663,975,744)		676,917,752

OTHER ASSETS & LIABILITIES, NET - (3.0%)		(19,651,263)

NET ASSETS - 100.0%		$657,266,489

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	47.2%
Senior Loan Notes	18.6%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	13.3%
Short-Term Investment	6.3%
Others (each less than 3.0%)	1.8%

	103.0%
Other Assets & Liabilities, Net	(3.0%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
TricorBraun Holdings Inc	$44,377	$44,096	($281)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$310,311,022	$-	$310,311,022	$-
	Senior Loan Notes	122,117,387	-	122,117,387	-
	Mortgage-Backed Securities	9,541,411	-	9,541,411	-
	Asset-Backed Securities	103,797,558	-	103,797,558	-
	U.S. Treasury Obligations	87,670,932	-	87,670,932	-
	Foreign Government Bonds & Notes	1,958,780	-	1,958,780	-
	Short-Term Investment	41,520,662	-	41,520,662	-
	Unfunded Loan Commitment	44,096	-	44,096	-

	Total	$676,961,848	$-	$676,961,848	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 37.7%

Basic Materials - 1.5%

Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$500,000	$539,361
4.000% due 09/11/27 ~	1,080,000	1,198,710
4.750% due 04/10/27 ~	5,000,000	5,755,163
ArcelorMittal SA (Luxembourg) 7.250% due 10/15/39	740,000	1,046,542
Barrick Gold Corp (Canada) 5.250% due 04/01/42	340,000	446,947
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	1,983,000	2,730,120
5.750% due 05/01/43	1,500,000	2,124,588
BHP Billiton Finance USA Ltd (Australia) 2.875% due 02/24/22	214,000	217,717
5.000% due 09/30/43	1,220,000	1,663,128
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	2,060,000	2,293,155
Freeport-McMoRan Inc 3.875% due 03/15/23	40,000	41,759
4.550% due 11/14/24	120,000	130,650
4.625% due 08/01/30	710,000	778,419
5.450% due 03/15/43	4,590,000	5,616,599
Glencore Funding LLC (Australia) 4.000% due 03/27/27 ~	5,530,000	6,135,524
4.125% due 05/30/23 ~	130,000	138,350
4.125% due 03/12/24 ~	6,520,000	7,033,051
4.625% due 04/29/24 ~	2,000,000	2,193,545
OCP SA (Morocco) 3.750% due 06/23/31 ~	1,650,000	1,670,212
4.500% due 10/22/25 ~	1,600,000	1,737,649
5.125% due 06/23/51 ~	1,450,000	1,467,835
Orbia Advance Corp SAB de CV (Mexico) 1.875% due 05/11/26 ~	3,320,000	3,366,862
2.875% due 05/11/31 ~	3,150,000	3,173,751
Southern Copper Corp (Peru) 5.250% due 11/08/42	6,410,000	8,225,184
6.750% due 04/16/40	600,000	856,806
Suzano Austria GmbH (Brazil) due 01/15/32 #	1,560,000	1,546,927
3.750% due 01/15/31	4,440,000	4,662,000
Teck Resources Ltd (Canada) 6.000% due 08/15/40	90,000	115,308
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	1,193,000	1,636,748
Yamana Gold Inc (Canada) 4.625% due 12/15/27	1,810,000	1,996,556

		70,539,166

Communications - 4.3%

Alphabet Inc 0.450% due 08/15/25	430,000	426,008
0.800% due 08/15/27	820,000	797,783
1.100% due 08/15/30	980,000	930,311
2.050% due 08/15/50	1,550,000	1,370,845
Altice France SA (France) 7.375% due 05/01/26 ~	2,053,000	2,137,543
Amazon.com Inc 0.800% due 06/03/25	2,100,000	2,105,029
1.200% due 06/03/27	2,570,000	2,563,718
1.500% due 06/03/30	1,310,000	1,281,682
2.100% due 05/12/31	1,120,000	1,139,568
2.500% due 06/03/50	2,080,000	1,969,970
3.150% due 08/22/27	2,710,000	2,995,947
3.875% due 08/22/37	1,310,000	1,564,759
4.050% due 08/22/47	2,720,000	3,324,238
4.250% due 08/22/57	390,000	500,590
4.950% due 12/05/44	190,000	258,065

	Principal Amount	Value
AT&T Inc 1.650% due 02/01/28	$3,200,000	$3,178,241
2.250% due 02/01/32	510,000	501,102
2.300% due 06/01/27	2,850,000	2,950,134
3.100% due 02/01/43	3,920,000	3,848,800
3.550% due 09/15/55 ~	3,014,000	3,028,494
4.350% due 06/15/45	744,000	856,230
CCO Holdings LLC 4.500% due 08/15/30 ~	170,000	177,219
4.500% due 05/01/32	2,520,000	2,620,082
5.000% due 02/01/28 ~	940,000	987,000
5.125% due 05/01/27 ~	1,270,000	1,333,691
Charter Communications Operating LLC 4.200% due 03/15/28	2,890,000	3,274,899
4.800% due 03/01/50	540,000	621,373
4.908% due 07/23/25	4,310,000	4,885,629
5.375% due 04/01/38	2,870,000	3,531,804
5.750% due 04/01/48	2,070,000	2,639,210
6.384% due 10/23/35	270,000	361,478
6.484% due 10/23/45	650,000	896,688
6.834% due 10/23/55	370,000	545,971
Comcast Corp 2.800% due 01/15/51	620,000	597,584
3.100% due 04/01/25	110,000	118,926
3.150% due 03/01/26	1,270,000	1,382,849
3.250% due 11/01/39	190,000	202,412
3.300% due 04/01/27	1,510,000	1,665,201
3.400% due 04/01/30	1,000,000	1,104,827
3.400% due 07/15/46	170,000	181,666
3.450% due 02/01/50	710,000	767,973
3.750% due 04/01/40	220,000	248,391
3.950% due 10/15/25	6,050,000	6,782,644
4.000% due 03/01/48	270,000	317,161
4.150% due 10/15/28	3,990,000	4,621,771
4.250% due 10/15/30	2,390,000	2,814,951
4.700% due 10/15/48	320,000	413,285
5.650% due 06/15/35	290,000	393,199
6.500% due 11/15/35	1,530,000	2,232,247
CSC Holdings LLC 4.125% due 12/01/30 ~	5,860,000	5,841,160
4.500% due 11/15/31 ~	2,160,000	2,175,962
DISH DBS Corp 5.125% due 06/01/29 ~	1,120,000	1,107,322
5.875% due 11/15/24	1,361,000	1,463,075
7.750% due 07/01/26	690,000	782,288
FOX Corp 5.476% due 01/25/39	1,450,000	1,878,252
5.576% due 01/25/49	700,000	947,418
Prosus NV (China) 3.832% due 02/08/51 ~	450,000	420,420
4.027% due 08/03/50 ~	2,450,000	2,365,264
4.850% due 07/06/27 ~	2,510,000	2,864,513
Sprint Capital Corp 8.750% due 03/15/32	1,420,000	2,160,175
Sprint Corp 7.625% due 02/15/25	910,000	1,082,336
7.875% due 09/15/23	40,000	45,493
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	50,000	50,307
T-Mobile USA Inc 2.050% due 02/15/28	380,000	386,815
2.250% due 02/15/26	410,000	413,588
2.550% due 02/15/31	3,590,000	3,640,260
2.625% due 02/15/29	1,290,000	1,275,488
2.875% due 02/15/31	950,000	944,063
3.000% due 02/15/41	330,000	326,756
3.300% due 02/15/51	50,000	49,980
3.500% due 04/15/25	6,930,000	7,529,861
3.500% due 04/15/31	1,500,000	1,553,700
3.500% due 04/15/31 ~	1,420,000	1,470,836
3.750% due 04/15/27	330,000	365,437
3.875% due 04/15/30	3,880,000	4,350,450

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	$680,000	$746,011
Telefonica Emisiones SA (Spain) 5.520% due 03/01/49	1,500,000	1,957,058
Tencent Holdings Ltd (China) 3.680% due 04/22/41 ~	2,130,000	2,287,745
3.840% due 04/22/51 ~	6,130,000	6,617,518
Time Warner Cable LLC 5.500% due 09/01/41	250,000	310,311
6.750% due 06/15/39	1,310,000	1,829,052
7.300% due 07/01/38	4,010,000	5,863,706
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,501,883
Verizon Communications Inc 0.850% due 11/20/25	510,000	504,689
1.450% due 03/20/26	1,030,000	1,039,212
1.750% due 01/20/31	1,620,000	1,553,659
2.100% due 03/22/28	1,540,000	1,573,334
2.550% due 03/21/31	4,550,000	4,654,143
2.625% due 08/15/26	2,770,000	2,945,976
2.650% due 11/20/40	3,760,000	3,625,091
2.875% due 11/20/50	10,980,000	10,456,509
3.150% due 03/22/30	1,410,000	1,523,695
3.376% due 02/15/25	4,008,000	4,357,029
3.500% due 11/01/24	410,000	443,800
3.850% due 11/01/42	960,000	1,092,005
4.000% due 03/22/50	610,000	702,344
4.125% due 03/16/27	286,000	325,925
4.125% due 08/15/46	980,000	1,159,274
4.329% due 09/21/28	715,000	832,435
4.400% due 11/01/34	1,750,000	2,087,085
4.500% due 08/10/33	6,570,000	7,860,522
4.522% due 09/15/48	1,450,000	1,797,082
4.862% due 08/21/46	630,000	816,483
5.500% due 03/16/47	250,000	350,555
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	200,000	206,650
Vodafone Group PLC (United Kingdom) 4.375% due 05/30/28	2,640,000	3,073,510

		203,034,698

Consumer, Cyclical - 3.0%

BMW US Capital LLC (Germany) 1.850% due 09/15/21 ~	440,000	440,890
Costco Wholesale Corp 1.375% due 06/20/27	2,890,000	2,910,899
1.600% due 04/20/30	1,650,000	1,629,929
Delta Air Lines Inc 2.900% due 10/28/24	2,160,000	2,199,085
3.625% due 03/15/22	1,200,000	1,217,121
3.800% due 04/19/23	520,000	539,956
4.500% due 10/20/25 ~	1,800,000	1,935,167
4.750% due 10/20/28 ~	1,650,000	1,835,734
7.000% due 05/01/25 ~	8,510,000	9,936,900
7.375% due 01/15/26	2,130,000	2,500,888
Dollar General Corp 3.250% due 04/15/23	170,000	177,461
Ford Motor Co 4.750% due 01/15/43	300,000	319,125
Ford Motor Credit Co LLC 2.900% due 02/16/28	650,000	647,735
3.339% due 03/28/22	200,000	203,518
3.625% due 06/17/31	1,770,000	1,806,515
3.664% due 09/08/24	270,000	283,785
4.000% due 11/13/30	4,360,000	4,572,550
4.125% due 08/17/27	1,590,000	1,688,822
5.125% due 06/16/25	200,000	220,500
5.875% due 08/02/21	1,860,000	1,871,811

	Principal Amount	Value
General Motors Co 5.150% due 04/01/38	$440,000	$537,916
5.400% due 10/02/23	700,000	771,224
5.950% due 04/01/49	1,450,000	1,977,150
6.125% due 10/01/25	1,230,000	1,456,934
6.250% due 10/02/43	570,000	788,094
General Motors Financial Co Inc 3.450% due 04/10/22	720,000	733,340
4.250% due 05/15/23	1,250,000	1,329,103
4.350% due 01/17/27	520,000	585,122
4.375% due 09/25/21	180,000	181,684
Hanesbrands Inc 4.625% due 05/15/24 ~	2,170,000	2,302,912
4.875% due 05/15/26 ~	690,000	746,063
5.375% due 05/15/25 ~	1,110,000	1,178,526
Hilton Domestic Operating Co Inc 3.625% due 02/15/32 ~	430,000	425,201
5.375% due 05/01/25 ~	800,000	844,416
5.750% due 05/01/28 ~	530,000	574,870
Hilton Worldwide Finance LLC 4.875% due 04/01/27	2,050,000	2,142,762
Las Vegas Sands Corp 2.900% due 06/25/25	7,200,000	7,505,638
3.200% due 08/08/24	4,710,000	4,945,736
Lennar Corp 4.500% due 04/30/24	1,040,000	1,138,800
4.750% due 05/30/25	200,000	224,798
4.750% due 11/29/27	1,940,000	2,244,809
Levi Strauss & Co 5.000% due 05/01/25	206,000	210,741
Lowe’s Cos Inc 4.500% due 04/15/30	710,000	840,924
McDonald’s Corp 1.450% due 09/01/25	260,000	265,359
3.300% due 07/01/25	1,100,000	1,195,769
3.500% due 03/01/27	1,530,000	1,691,128
3.500% due 07/01/27	1,390,000	1,541,798
3.600% due 07/01/30	1,050,000	1,181,768
3.625% due 09/01/49	190,000	210,948
3.700% due 01/30/26	2,270,000	2,523,576
3.800% due 04/01/28	740,000	838,329
4.200% due 04/01/50	1,860,000	2,248,353
MDC Holdings Inc 6.000% due 01/15/43	90,000	116,098
Mileage Plus Holdings LLC 6.500% due 06/20/27 ~	1,890,000	2,083,252
New Red Finance Inc (Canada) 3.500% due 02/15/29 ~	1,540,000	1,522,675
3.875% due 01/15/28 ~	1,550,000	1,571,312
4.250% due 05/15/24 ~	1,684,000	1,703,576
Newell Brands Inc 4.350% due 04/01/23	989,000	1,038,776
4.700% due 04/01/26	10,000	11,164
NIKE Inc 2.400% due 03/27/25	930,000	984,258
2.750% due 03/27/27	1,510,000	1,629,115
2.850% due 03/27/30	1,520,000	1,653,858
3.250% due 03/27/40	750,000	824,674
3.375% due 03/27/50	5,190,000	5,857,552
Nissan Motor Co Ltd (Japan) 3.043% due 09/15/23 ~	2,080,000	2,170,321
3.522% due 09/17/25 ~	4,860,000	5,193,060
4.345% due 09/17/27 ~	4,500,000	4,950,503
Sands China Ltd (Macau) 3.800% due 01/08/26	950,000	1,018,134
4.600% due 08/08/23	4,000,000	4,261,260
5.125% due 08/08/25	1,030,000	1,153,384
5.400% due 08/08/28	620,000	720,558
Spirit Loyalty Cayman Ltd 8.000% due 09/20/25 ~	1,409,999	1,597,529

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Target Corp 2.250% due 04/15/25	$1,690,000	$1,776,206
The Home Depot Inc 2.500% due 04/15/27	1,050,000	1,119,585
2.700% due 04/15/30	1,130,000	1,209,610
3.300% due 04/15/40	1,230,000	1,350,056
3.350% due 04/15/50	3,510,000	3,887,418
3.900% due 12/06/28	190,000	221,500
3.900% due 06/15/47	210,000	249,761
Toll Brothers Finance Corp 4.375% due 04/15/23	770,000	804,523
United Airlines Inc 4.375% due 04/15/26 ~	90,000	93,279
4.625% due 04/15/29 ~	1,690,000	1,751,262
VOC Escrow Ltd 5.000% due 02/15/28 ~	1,320,000	1,337,160
Walmart Inc 3.400% due 06/26/23	610,000	646,429
3.550% due 06/26/25	530,000	584,702
3.700% due 06/26/28	4,540,000	5,171,400
Wynn Macau Ltd (Macau) 5.125% due 12/15/29 ~	340,000	351,081
5.625% due 08/26/28 ~	2,500,000	2,614,075

		145,551,288

Consumer, Non-Cyclical - 6.7%

Abbott Laboratories 3.750% due 11/30/26	1,845,000	2,084,634
4.750% due 11/30/36	1,700,000	2,192,226
4.900% due 11/30/46	1,560,000	2,139,220
AbbVie Inc 2.300% due 11/21/22	7,590,000	7,792,135
2.600% due 11/21/24	7,360,000	7,763,762
2.950% due 11/21/26	1,590,000	1,710,290
3.200% due 11/21/29	4,960,000	5,390,931
3.450% due 03/15/22	1,420,000	1,444,035
3.600% due 05/14/25	1,600,000	1,746,765
3.750% due 11/14/23	370,000	397,062
3.800% due 03/15/25	5,830,000	6,380,348
4.250% due 11/21/49	4,060,000	4,873,746
Aetna Inc 2.800% due 06/15/23	540,000	562,218
Altria Group Inc 2.350% due 05/06/25	3,960,000	4,143,767
2.450% due 02/04/32	390,000	377,596
3.400% due 02/04/41	2,610,000	2,493,437
3.875% due 09/16/46	820,000	816,329
4.400% due 02/14/26	2,998,000	3,393,701
4.800% due 02/14/29	276,000	320,186
5.800% due 02/14/39	1,040,000	1,286,558
5.950% due 02/14/49	3,420,000	4,383,937
6.200% due 02/14/59	270,000	350,116
Amgen Inc 3.625% due 05/22/24	590,000	635,350
4.663% due 06/15/51	289,000	373,464
Anheuser-Busch Cos LLC (Belgium) 3.650% due 02/01/26	1,450,000	1,602,199
4.900% due 02/01/46	4,300,000	5,452,260
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.500% due 06/01/30	2,430,000	2,705,554
4.000% due 04/13/28	1,010,000	1,150,680
4.350% due 06/01/40	1,540,000	1,836,259
4.500% due 06/01/50	2,870,000	3,498,657
4.750% due 01/23/29	590,000	703,456
5.550% due 01/23/49	1,370,000	1,886,024
Anthem Inc 2.950% due 12/01/22	490,000	506,756
3.125% due 05/15/22	3,300,000	3,381,632
3.350% due 12/01/24	560,000	604,525
3.650% due 12/01/27	1,830,000	2,050,077

	Principal Amount	Value
BAT Capital Corp (United Kingdom) 3.557% due 08/15/27	$9,180,000	$9,835,829
4.540% due 08/15/47	5,450,000	5,806,420
Bausch Health Americas Inc 9.250% due 04/01/26 ~	670,000	729,597
Bausch Health Cos Inc 5.000% due 02/15/29 ~	2,560,000	2,390,451
5.250% due 01/30/30 ~	8,350,000	7,775,937
5.500% due 11/01/25 ~	60,000	61,635
6.250% due 02/15/29 ~	2,740,000	2,713,422
7.250% due 05/30/29 ~	800,000	819,764
9.000% due 12/15/25 ~	880,000	944,724
Becton Dickinson & Co 3.363% due 06/06/24	4,810,000	5,155,135
3.734% due 12/15/24	993,000	1,082,048
4.685% due 12/15/44	813,000	1,013,467
Bristol-Myers Squibb Co 2.250% due 08/15/21	1,680,000	1,684,146
2.600% due 05/16/22	2,260,000	2,308,663
2.900% due 07/26/24	1,244,000	1,327,497
3.200% due 06/15/26	3,290,000	3,613,798
3.400% due 07/26/29	1,530,000	1,716,407
3.550% due 08/15/22	910,000	942,679
3.875% due 08/15/25	862,000	960,270
5.000% due 08/15/45	2,018,000	2,764,526
Cargill Inc 1.375% due 07/23/23 ~	1,660,000	1,691,586
Centene Corp 3.375% due 02/15/30	370,000	387,270
4.625% due 12/15/29	380,000	418,388
5.375% due 06/01/26 ~	410,000	428,963
Cigna Corp 3.750% due 07/15/23	2,027,000	2,159,291
4.125% due 11/15/25	1,010,000	1,132,488
4.375% due 10/15/28	8,010,000	9,322,942
4.900% due 12/15/48	3,370,000	4,348,197
CommonSpirit Health 4.350% due 11/01/42	420,000	493,164
Constellation Brands Inc 4.250% due 05/01/23	590,000	629,526
CVS Health Corp 2.750% due 12/01/22	2,160,000	2,219,931
3.625% due 04/01/27	550,000	609,838
3.700% due 03/09/23	263,000	277,036
3.750% due 04/01/30	1,410,000	1,579,931
3.875% due 07/20/25	1,278,000	1,411,540
4.125% due 04/01/40	580,000	674,467
4.250% due 04/01/50	180,000	213,801
4.300% due 03/25/28	9,007,000	10,355,621
5.050% due 03/25/48	7,450,000	9,694,604
5.125% due 07/20/45	1,440,000	1,876,017
CVS Pass-Through Trust 5.298% due 01/11/27 ~	374,533	411,035
6.036% due 12/10/28	2,038,836	2,388,634
Danone SA (France) 2.077% due 11/02/21 ~	2,540,000	2,551,818
2.589% due 11/02/23 ~	4,030,000	4,203,989
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	2,530,000	2,587,692
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	3,360,000	4,212,449
Fresenius Medical Care US Finance II Inc (Germany) 5.875% due 01/31/22 ~	1,160,000	1,195,650
Gilead Sciences Inc 3.650% due 03/01/26	1,660,000	1,830,959
4.750% due 03/01/46	2,400,000	3,048,980
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	140,000	143,158

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
HCA Inc 3.500% due 09/01/30	$730,000	$778,176
4.500% due 02/15/27	110,000	124,436
4.750% due 05/01/23	720,000	771,813
5.000% due 03/15/24	1,333,000	1,473,438
5.250% due 06/15/26	180,000	208,512
5.375% due 02/01/25	1,287,000	1,453,345
5.375% due 09/01/26	980,000	1,128,960
5.500% due 06/15/47	640,000	834,961
5.625% due 09/01/28	200,000	237,250
5.875% due 02/01/29	630,000	762,612
Humana Inc 3.150% due 12/01/22	970,000	1,000,498
3.950% due 03/15/27	2,781,000	3,123,714
4.500% due 04/01/25	300,000	336,124
4.625% due 12/01/42	1,090,000	1,345,579
4.800% due 03/15/47	130,000	164,485
4.950% due 10/01/44	610,000	790,678
Johnson & Johnson 0.550% due 09/01/25	1,190,000	1,179,800
0.950% due 09/01/27	2,380,000	2,337,768
3.625% due 03/03/37	3,810,000	4,453,246
Kraft Heinz Foods Co 3.000% due 06/01/26	1,767,000	1,882,659
4.250% due 03/01/31	420,000	477,575
4.375% due 06/01/46	560,000	635,620
4.625% due 10/01/39	30,000	35,040
4.875% due 10/01/49	980,000	1,192,255
5.000% due 06/04/42	210,000	256,913
5.200% due 07/15/45	990,000	1,231,329
5.500% due 06/01/50	830,000	1,079,567
6.750% due 03/15/32	50,000	67,797
6.875% due 01/26/39	140,000	201,612
7.125% due 08/01/39 ~	30,000	43,931
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	1,410,000	1,459,350
4.875% due 05/15/28 ~	110,000	121,825
Mars Inc 2.700% due 04/01/25 ~	1,590,000	1,689,460
3.200% due 04/01/30 ~	850,000	930,884
Medtronic Inc 3.500% due 03/15/25	984,000	1,080,720
Merck & Co Inc 0.750% due 02/24/26	1,980,000	1,969,821
1.450% due 06/24/30	1,150,000	1,120,748
Molson Coors Beverage Co 3.500% due 05/01/22	500,000	513,237
Mondelez International Holdings Netherlands BV 2.125% due 09/19/22 ~	1,050,000	1,072,108
Mondelez International Inc 1.500% due 05/04/25	2,580,000	2,627,874
PayPal Holdings Inc 1.350% due 06/01/23	1,470,000	1,496,555
1.650% due 06/01/25	1,530,000	1,571,396
PepsiCo Inc 0.750% due 05/01/23	1,930,000	1,947,265
1.625% due 05/01/30	1,590,000	1,565,737
2.250% due 03/19/25	190,000	199,763
2.625% due 03/19/27	190,000	204,303
2.875% due 10/15/49	570,000	590,179
3.625% due 03/19/50	270,000	316,641
3.875% due 03/19/60	460,000	568,742
Pfizer Inc 0.800% due 05/28/25	2,510,000	2,519,654
1.700% due 05/28/30	1,580,000	1,575,990
2.625% due 04/01/30	1,600,000	1,706,046
Philip Morris International Inc 1.125% due 05/01/23	980,000	993,192
2.100% due 05/01/30	1,090,000	1,086,433

	Principal Amount	Value
2.500% due 08/22/22	$2,560,000	$2,628,148
2.500% due 11/02/22	2,670,000	2,742,326
2.900% due 11/15/21	1,460,000	1,474,983
Prime Security Services Borrower LLC 5.750% due 04/15/26 ~	1,260,000	1,395,198
Reynolds American Inc (United Kingdom) 5.850% due 08/15/45	1,090,000	1,336,744
Service Corp International 7.500% due 04/01/27	510,000	622,113
Spectrum Brands Inc 5.000% due 10/01/29 ~	100,000	106,298
5.750% due 07/15/25	42,000	43,092
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	1,020,000	1,028,211
3.650% due 11/10/21	40,000	40,152
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	2,630,000	2,629,605
2.800% due 07/21/23	2,630,000	2,624,056
3.150% due 10/01/26	6,755,000	6,434,137
4.100% due 10/01/46	2,080,000	1,825,200
6.000% due 04/15/24	250,000	265,733
7.125% due 01/31/25	1,140,000	1,258,360
The Coca-Cola Co 1.450% due 06/01/27	1,820,000	1,839,567
2.500% due 06/01/40	70,000	69,483
2.600% due 06/01/50	700,000	676,551
3.375% due 03/25/27	1,600,000	1,783,257
The Hershey Co 0.900% due 06/01/25	490,000	491,853
The Procter & Gamble Co 2.800% due 03/25/27	300,000	325,365
3.000% due 03/25/30	870,000	960,682
United Rentals North America Inc 3.875% due 11/15/27	1,390,000	1,462,252
3.875% due 02/15/31	1,850,000	1,884,687
5.500% due 05/15/27	800,000	849,000
UnitedHealth Group Inc 1.250% due 01/15/26	590,000	596,117
2.000% due 05/15/30	560,000	565,007
2.375% due 10/15/22	240,000	246,474
2.875% due 12/15/21	1,130,000	1,144,069
3.125% due 05/15/60	200,000	206,894
3.500% due 06/15/23	540,000	572,915
3.750% due 07/15/25	1,580,000	1,754,291
3.875% due 08/15/59	1,400,000	1,664,277
4.250% due 06/15/48	420,000	522,251
4.450% due 12/15/48	1,100,000	1,408,140
5.700% due 10/15/40	10,000	14,173
5.800% due 03/15/36	860,000	1,214,585

		319,819,134

Energy - 6.0%

Apache Corp 3.250% due 04/15/22	387,000	392,370
4.250% due 01/15/44	3,240,000	3,178,634
4.375% due 10/15/28	4,355,000	4,641,951
4.750% due 04/15/43	1,310,000	1,364,896
6.000% due 01/15/37	562,000	646,171
BP Capital Markets America Inc 3.000% due 02/24/50	3,670,000	3,555,094
3.119% due 05/04/26	1,990,000	2,159,842
3.216% due 11/28/23	960,000	1,016,822
3.410% due 02/11/26	5,590,000	6,118,763
3.633% due 04/06/30	1,110,000	1,245,449
3.790% due 02/06/24	350,000	377,736
BP Capital Markets PLC (United Kingdom) 3.506% due 03/17/25	520,000	569,255
3.535% due 11/04/24	350,000	381,483

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Cameron LNG LLC 2.902% due 07/15/31 ~	$540,000	$576,192
3.302% due 01/15/35 ~	2,620,000	2,816,381
Cheniere Energy Inc 4.625% due 10/15/28 ~	1,020,000	1,077,375
Chevron Corp 1.554% due 05/11/25	1,950,000	1,998,803
1.995% due 05/11/27	720,000	743,623
3.078% due 05/11/50	220,000	228,074
Chevron USA Inc 3.850% due 01/15/28	2,770,000	3,159,179
4.950% due 08/15/47	620,000	837,314
5.250% due 11/15/43	770,000	1,048,180
6.000% due 03/01/41	370,000	542,117
Cimarex Energy Co 3.900% due 05/15/27	4,630,000	5,108,980
4.375% due 06/01/24	240,000	261,313
4.375% due 03/15/29	1,710,000	1,945,873
ConocoPhillips 3.750% due 10/01/27 ~	650,000	731,161
4.300% due 08/15/28 ~	4,380,000	5,088,595
6.500% due 02/01/39	370,000	547,695
Continental Resources Inc 3.800% due 06/01/24	730,000	772,888
4.375% due 01/15/28	1,750,000	1,940,908
4.500% due 04/15/23	850,000	886,894
DCP Midstream Operating LP 6.450% due 11/03/36 ~	450,000	529,101
Devon Energy Corp 4.750% due 05/15/42	70,000	79,256
5.000% due 06/15/45	8,580,000	10,097,668
5.600% due 07/15/41	1,240,000	1,535,756
8.250% due 08/01/23 ~	3,290,000	3,750,150
Diamondback Energy Inc 3.500% due 12/01/29	3,280,000	3,514,271
Ecopetrol SA (Colombia) 5.875% due 05/28/45	5,180,000	5,556,845
Energy Transfer LP 2.900% due 05/15/25	1,010,000	1,063,457
3.750% due 05/15/30	5,370,000	5,838,510
4.500% due 11/01/23	520,000	558,396
4.950% due 06/15/28	680,000	787,190
5.250% due 04/15/29	410,000	484,667
5.300% due 04/01/44	160,000	185,068
5.875% due 03/01/22	210,000	214,523
6.250% due 04/15/49	2,500,000	3,286,139
6.750% due 05/15/25	1,430,000	1,444,658
7.600% due 02/01/24	1,560,000	1,775,270
Enterprise Products Operating LLC 2.800% due 01/31/30	3,620,000	3,827,341
3.700% due 01/31/51	3,060,000	3,289,004
3.950% due 01/31/60	400,000	446,969
4.150% due 10/16/28	4,710,000	5,420,437
4.200% due 01/31/50	2,900,000	3,350,625
4.800% due 02/01/49	1,000,000	1,234,454
4.850% due 03/15/44	420,000	514,376
7.550% due 04/15/38	360,000	553,879
EOG Resources Inc 3.900% due 04/01/35	1,460,000	1,691,594
4.150% due 01/15/26	1,460,000	1,644,870
4.375% due 04/15/30	460,000	545,099
4.950% due 04/15/50	2,150,000	2,868,053
EQT Corp 3.000% due 10/01/22	1,970,000	2,014,325
3.900% due 10/01/27	500,000	536,250
5.000% due 01/15/29	30,000	33,491
7.625% due 02/01/25	120,000	140,135
Exxon Mobil Corp 1.571% due 04/15/23	170,000	173,824
2.992% due 03/19/25	4,550,000	4,883,060

	Principal Amount	Value
3.043% due 03/01/26	$2,840,000	$3,084,600
3.482% due 03/19/30	3,590,000	4,034,422
4.114% due 03/01/46	3,750,000	4,431,184
4.327% due 03/19/50	220,000	273,518
Halliburton Co 3.800% due 11/15/25	199,000	220,117
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	1,310,000	1,568,986
6.375% due 10/24/48 ~	1,500,000	1,990,002
Kinder Morgan Energy Partners LP 3.500% due 09/01/23	1,410,000	1,488,357
Kinder Morgan Inc 4.300% due 03/01/28	820,000	936,565
5.200% due 03/01/48	60,000	75,767
5.550% due 06/01/45	210,000	272,310
MEG Energy Corp (Canada) 5.875% due 02/01/29 ~	310,000	323,615
MPLX LP 4.500% due 04/15/38	2,070,000	2,378,321
4.700% due 04/15/48	450,000	524,151
4.800% due 02/15/29	2,770,000	3,253,017
4.875% due 12/01/24	1,670,000	1,870,686
5.500% due 02/15/49	2,810,000	3,645,300
Occidental Petroleum Corp 2.900% due 08/15/24	3,260,000	3,337,425
3.000% due 02/15/27	870,000	864,706
3.400% due 04/15/26	1,890,000	1,937,826
4.100% due 02/15/47	2,510,000	2,340,588
4.200% due 03/15/48	1,200,000	1,123,554
4.400% due 04/15/46	510,000	490,495
4.625% due 06/15/45	1,280,000	1,252,499
5.550% due 03/15/26	2,110,000	2,337,532
6.450% due 09/15/36	1,610,000	1,927,025
6.600% due 03/15/46	5,240,000	6,239,582
7.875% due 09/15/31	2,702,000	3,480,149
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25	13,501,000	15,222,377
5.500% due 06/10/51	1,160,000	1,161,856
5.750% due 02/01/29	2,900,000	3,313,685
6.250% due 03/17/24	2,350,000	2,657,615
7.250% due 03/17/44	3,430,000	4,207,787
7.375% due 01/17/27	1,440,000	1,776,636
Petroleos Mexicanos (Mexico) 6.375% due 01/23/45	520,000	447,850
6.625% due 06/15/35	160,000	154,720
6.875% due 08/04/26	4,350,000	4,759,552
Pioneer Natural Resources Co 1.125% due 01/15/26	410,000	406,157
2.150% due 01/15/31	1,800,000	1,766,323
Qatar Petroleum (Qatar) due 07/12/31 # ~	4,190,000	4,145,460
due 07/12/41 # ~	2,680,000	2,670,111
due 07/12/51 # ~	2,690,000	2,690,000
Range Resources Corp 4.875% due 05/15/25	920,000	953,350
5.000% due 03/15/23	3,020,000	3,133,507
5.875% due 07/01/22	34,000	34,977
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	1,030,000	1,156,445
Schlumberger Holdings Corp 3.900% due 05/17/28 ~	1,732,000	1,936,435
Shell International Finance BV (Netherlands) 2.750% due 04/06/30	1,510,000	1,610,881
2.875% due 05/10/26	790,000	853,999
3.250% due 04/06/50	5,390,000	5,743,014
4.375% due 05/11/45	2,050,000	2,517,819
4.550% due 08/12/43	1,200,000	1,497,827

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	$2,510,000	$2,743,160
Targa Resources Partners LP 4.000% due 01/15/32 ~	170,000	175,100
4.875% due 02/01/31 ~	1,220,000	1,322,315
5.375% due 02/01/27	180,000	187,978
5.500% due 03/01/30	540,000	594,551
5.875% due 04/15/26	250,000	263,266
6.500% due 07/15/27	530,000	576,036
6.875% due 01/15/29	270,000	304,730
Tennessee Gas Pipeline Co LLC 2.900% due 03/01/30 ~	8,820,000	9,158,820
The Williams Cos Inc 3.750% due 06/15/27	2,810,000	3,123,935
7.500% due 01/15/31	6,475,000	8,980,099
7.750% due 06/15/31	100,000	139,169
Western Midstream Operating LP 2.288% (USD LIBOR + 2.100%) due 01/13/23 §	550,000	547,378
4.350% due 02/01/25	1,580,000	1,671,537
4.500% due 03/01/28	680,000	728,487
4.650% due 07/01/26	990,000	1,059,760
5.300% due 02/01/30	3,924,000	4,406,142
6.500% due 02/01/50	1,190,000	1,381,144

		287,713,011

Financial - 11.8%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	2,220,000	2,492,101
AerCap Ireland Capital DAC (Ireland) 3.150% due 02/15/24	2,180,000	2,289,535
Air Lease Corp 3.375% due 07/01/25	1,160,000	1,246,980
Ambac Assurance Corp 5.100% due 06/07/22 ~	111,048	156,134
Ambac LSNI LLC (Cayman) 6.000% (USD LIBOR + 5.000%) due 02/12/23 § ~	402,809	403,061
American International Group Inc 2.500% due 06/30/25	4,990,000	5,269,713
3.750% due 07/10/25	2,610,000	2,878,804
Banco Santander SA (Spain) 1.308% (USD LIBOR + 1.120%) due 04/12/23 §	1,000,000	1,013,936
2.746% due 05/28/25	5,200,000	5,482,162
3.848% due 04/12/23	3,200,000	3,387,517
Bank of America Corp 2.592% due 04/29/31	9,420,000	9,718,238
3.004% due 12/20/23	8,404,000	8,711,204
3.300% due 01/11/23	3,190,000	3,330,178
3.419% due 12/20/28	7,274,000	7,927,473
3.500% due 04/19/26	5,410,000	5,962,972
3.550% due 03/05/24	3,370,000	3,541,494
3.593% due 07/21/28	1,290,000	1,421,516
3.974% due 02/07/30	3,230,000	3,667,148
4.000% due 04/01/24	2,280,000	2,488,602
4.083% due 03/20/51	5,320,000	6,369,909
4.125% due 01/22/24	11,745,000	12,792,379
4.200% due 08/26/24	4,930,000	5,406,411
4.250% due 10/22/26	310,000	350,264
4.330% due 03/15/50	3,330,000	4,106,791
4.450% due 03/03/26	660,000	749,959
5.000% due 01/21/44	370,000	493,366
Bank of Montreal (Canada) 1.850% due 05/01/25	3,210,000	3,313,693
3.803% due 12/15/32	550,000	607,026
Barclays Bank PLC (United Kingdom) 1.700% due 05/12/22	1,290,000	1,304,955
Barclays PLC (United Kingdom) 4.972% due 05/16/29	6,976,000	8,175,585
5.088% due 06/20/30	4,250,000	4,960,234

	Principal Amount	Value
Berkshire Hathaway Finance Corp 4.250% due 01/15/49	$3,420,000	$4,256,843
BNP Paribas SA (France) 2.219% due 06/09/26 ~	2,260,000	2,330,769
2.824% due 01/26/41 ~	2,000,000	1,894,444
3.375% due 01/09/25 ~	910,000	976,782
4.375% due 03/01/33 ~	970,000	1,073,063
4.400% due 08/14/28 ~	6,280,000	7,246,437
4.625% due 03/13/27 ~	1,110,000	1,253,360
4.705% due 01/10/25 ~	4,970,000	5,426,160
5.198% due 01/10/30 ~	920,000	1,109,168
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,527,072
Canadian Imperial Bank of Commerce (Canada) 0.950% due 06/23/23	1,790,000	1,806,557
Chubb INA Holdings Inc 3.350% due 05/03/26	440,000	483,464
CIT Group Inc 4.750% due 02/16/24	910,000	988,838
5.250% due 03/07/25	930,000	1,048,947
Citigroup Inc 1.678% due 05/15/24	1,910,000	1,950,828
3.106% due 04/08/26	1,310,000	1,402,671
3.500% due 05/15/23	2,380,000	2,509,939
3.980% due 03/20/30	6,000,000	6,804,088
4.075% due 04/23/29	5,400,000	6,130,432
4.400% due 06/10/25	4,900,000	5,476,454
4.412% due 03/31/31	7,150,000	8,357,064
4.450% due 09/29/27	1,330,000	1,520,648
4.650% due 07/30/45	3,761,000	4,850,108
4.650% due 07/23/48	2,210,000	2,899,967
4.750% due 05/18/46	440,000	561,004
5.300% due 05/06/44	240,000	324,739
5.500% due 09/13/25	4,580,000	5,337,729
5.950% due 01/30/23	1,820,000	1,914,604
5.950% due 05/15/25	2,640,000	2,895,948
6.300% due 05/15/24	2,520,000	2,717,064
6.625% due 06/15/32	480,000	655,100
6.675% due 09/13/43	580,000	893,196
8.125% due 07/15/39	200,000	346,360
Cooperatieve Rabobank UA (Netherlands) 1.339% due 06/24/26 ~	250,000	251,206
4.375% due 08/04/25	6,300,000	7,039,619
4.625% due 12/01/23	5,190,000	5,676,710
Credit Agricole SA (France) 1.907% due 06/16/26 ~	1,500,000	1,530,111
Credit Suisse AG (Switzerland) 2.950% due 04/09/25	1,580,000	1,692,840
Credit Suisse Group AG (Switzerland) 2.193% due 06/05/26 ~	3,448,000	3,532,286
2.593% due 09/11/25 ~	250,000	260,239
3.091% due 05/14/32 § ~	2,240,000	2,312,666
4.194% due 04/01/31 ~	7,550,000	8,492,452
4.550% due 04/17/26	440,000	498,620
Danske Bank AS (Denmark) 1.226% due 06/22/24 ~	3,400,000	3,436,855
3.001% due 09/20/22 ~	1,750,000	1,758,679
3.244% due 12/20/25 ~	800,000	851,996
5.000% due 01/12/22 ~	4,450,000	4,553,611
5.375% due 01/12/24 ~	4,050,000	4,493,113
GE Capital International Funding Co Unlimited Co 3.373% due 11/15/25	2,577,000	2,813,102
Goldman Sachs Capital II 4.000% (USD LIBOR + 0.768%) due 08/02/21 §	398,000	395,413
Guardian Life Global Funding 1.100% due 06/23/25 ~	690,000	692,740
HSBC Bank USA NA 7.000% due 01/15/39	1,240,000	1,934,701

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	$200,000	$205,679
3.973% due 05/22/30	1,480,000	1,657,872
4.250% due 03/14/24	2,900,000	3,142,598
4.250% due 08/18/25	4,460,000	4,943,519
4.950% due 03/31/30	220,000	265,769
International Lease Finance Corp 5.875% due 08/15/22	910,000	963,274
Intesa Sanpaolo SPA (Italy)
3.125% due 07/14/22 ~	2,100,000	2,155,089
3.375% due 01/12/23 ~	1,040,000	1,083,219
5.017% due 06/26/24 ~	10,470,000	11,397,642
5.710% due 01/15/26 ~	350,000	396,143
JPMorgan Chase & Co 1.514% due 06/01/24	5,070,000	5,171,096
2.083% due 04/22/26	3,000,000	3,103,376
2.522% due 04/22/31	6,340,000	6,529,423
3.109% due 04/22/51	460,000	475,461
3.875% due 09/10/24	4,840,000	5,278,309
4.023% due 12/05/24	4,730,000	5,107,485
4.203% due 07/23/29	3,010,000	3,461,755
4.250% due 10/01/27	870,000	992,464
4.452% due 12/05/29	7,410,000	8,671,896
4.950% due 06/01/45	5,380,000	7,142,486
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	467,431
Lloyds Banking Group PLC (United Kingdom) 3.900% due 03/12/24	1,910,000	2,071,626
4.375% due 03/22/28	6,140,000	7,059,401
Mastercard Inc 3.850% due 03/26/50	1,930,000	2,335,658
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	2,090,000	2,127,331
Morgan Stanley 2.188% due 04/28/26	4,770,000	4,954,944
2.699% due 01/22/31	6,350,000	6,652,303
3.622% due 04/01/31	7,580,000	8,469,059
3.737% due 04/24/24	2,230,000	2,358,911
3.772% due 01/24/29	200,000	224,617
4.431% due 01/23/30	170,000	199,204
National Securities Clearing Corp 1.200% due 04/23/23 ~	950,000	965,161
1.500% due 04/23/25 ~	1,000,000	1,020,936
Natwest Group PLC (United Kingdom) 4.519% due 06/25/24 §	200,000	214,817
4.892% due 05/18/29	780,000	914,615
5.076% due 01/27/30	500,000	593,488
New York Life Global Funding 0.950% due 06/24/25 ~	1,290,000	1,292,452
Nuveen LLC 4.000% due 11/01/28 ~	1,500,000	1,731,809
Park Aerospace Holdings Ltd (Ireland) 4.500% due 03/15/23 ~	260,000	273,359
5.250% due 08/15/22 ~	101,000	105,711
5.500% due 02/15/24 ~	630,000	692,934
Principal Life Global Funding II 1.250% due 06/23/25 ~	640,000	644,534
Royal Bank of Canada (Canada) 1.150% due 06/10/25	1,730,000	1,740,163
1.600% due 04/17/23	2,760,000	2,820,740
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	408,000	529,855
Standard Chartered PLC (United Kingdom) 1.696% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	3,773,250
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	2,320,000	2,321,567

	Principal Amount	Value
Swedbank AB (Sweden) 1.300% due 06/02/23 ~	$2,200,000	$2,234,108
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	132,000	200,452
The Bank of New York Mellon Corp 1.600% due 04/24/25	970,000	996,511
The Bank of Nova Scotia (Canada) 1.300% due 06/11/25	1,810,000	1,829,459
The Goldman Sachs Group Inc 3.200% due 02/23/23	1,780,000	1,857,651
3.210% due 04/22/42	80,000	83,803
3.500% due 04/01/25	2,050,000	2,225,075
3.500% due 11/16/26	2,430,000	2,644,515
3.625% due 02/20/24	3,000,000	3,216,905
3.850% due 07/08/24	1,690,000	1,828,541
4.223% due 05/01/29	3,130,000	3,572,155
4.250% due 10/21/25	4,270,000	4,776,694
4.750% due 10/21/45	960,000	1,257,345
5.150% due 05/22/45	3,100,000	4,156,253
5.250% due 07/27/21	2,570,000	2,578,967
5.750% due 01/24/22	400,000	412,398
5.950% due 01/15/27	1,733,000	2,110,032
6.250% due 02/01/41	8,560,000	12,765,214
6.750% due 10/01/37	2,145,000	3,128,314
The Toronto-Dominion Bank (Canada) 0.750% due 06/12/23	3,390,000	3,414,804
1.150% due 06/12/25	1,720,000	1,733,318
UBS AG (Switzerland) 1.750% due 04/21/22 ~	2,320,000	2,346,222
UBS Group AG (Switzerland) 2.859% due 08/15/23 ~	580,000	595,326
3.491% due 05/23/23 ~	5,620,000	5,773,543
4.125% due 09/24/25 ~	2,340,000	2,612,431
7.000% due 01/31/24 ~	9,870,000	10,876,197
UniCredit SPA (Italy) 6.572% due 01/14/22 ~	5,390,000	5,556,997
US Bancorp 1.450% due 05/12/25	3,820,000	3,908,511
Visa Inc 3.150% due 12/14/25	3,940,000	4,312,804
4.300% due 12/14/45	3,020,000	3,882,618
WEA Finance LLC REIT (France) 3.750% due 09/17/24 ~	6,230,000	6,670,401
Wells Fargo & Co 2.188% due 04/30/26	3,060,000	3,178,156
2.879% due 10/30/30	3,860,000	4,090,922
3.000% due 10/23/26	3,850,000	4,155,741
3.450% due 02/13/23	2,330,000	2,443,032
3.750% due 01/24/24	3,780,000	4,066,558
4.150% due 01/24/29	1,150,000	1,325,799
4.400% due 06/14/46	1,650,000	1,994,911
4.478% due 04/04/31	5,150,000	6,093,464
4.650% due 11/04/44	1,600,000	1,977,414
4.750% due 12/07/46	2,550,000	3,233,542
4.900% due 11/17/45	4,920,000	6,329,895
5.013% due 04/04/51	17,920,000	24,597,705
5.375% due 11/02/43	2,030,000	2,711,763
5.606% due 01/15/44	1,567,000	2,147,651

		561,810,694

Industrial - 1.9%

3M Co 2.375% due 08/26/29	1,550,000	1,629,585
3.050% due 04/15/30	340,000	373,903
3.700% due 04/15/50	3,900,000	4,605,133
Carrier Global Corp 3.577% due 04/05/50	100,000	106,287
Deere & Co 3.100% due 04/15/30	370,000	408,826
3.750% due 04/15/50	1,750,000	2,120,390

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Eaton Corp 2.750% due 11/02/22	$3,849,000	$3,974,379
4.150% due 11/02/42	590,000	705,194
General Dynamics Corp 3.250% due 04/01/25	630,000	683,051
3.500% due 05/15/25	240,000	263,255
4.250% due 04/01/40	100,000	122,579
4.250% due 04/01/50	680,000	874,650
General Electric Co 3.450% due 05/01/27	350,000	384,957
3.625% due 05/01/30	720,000	803,593
6.750% due 03/15/32	400,000	554,870
6.875% due 01/10/39	1,235,000	1,852,134
GFL Environmental Inc (Canada) 4.250% due 06/01/25 ~	930,000	970,967
Honeywell International Inc 1.350% due 06/01/25	1,200,000	1,222,787
L3Harris Technologies Inc 4.854% due 04/27/35	530,000	664,847
5.054% due 04/27/45	1,470,000	1,940,386
Lockheed Martin Corp 3.100% due 01/15/23	300,000	311,385
3.550% due 01/15/26	3,240,000	3,582,658
4.500% due 05/15/36	580,000	726,504
Northrop Grumman Corp 2.930% due 01/15/25	2,560,000	2,730,576
3.250% due 01/15/28	5,430,000	5,936,801
5.250% due 05/01/50	1,270,000	1,786,691
Otis Worldwide Corp 2.056% due 04/05/25	870,000	904,382
Raytheon Technologies Corp 2.250% due 07/01/30	1,600,000	1,627,230
3.150% due 12/15/24	750,000	805,883
3.950% due 08/16/25	1,700,000	1,891,446
4.125% due 11/16/28	560,000	644,755
4.500% due 06/01/42	540,000	673,269
Republic Services Inc 2.500% due 08/15/24	1,430,000	1,501,719
The Boeing Co 2.196% due 02/04/26	1,190,000	1,201,563
2.700% due 02/01/27	610,000	631,098
2.800% due 03/01/27	790,000	822,077
3.100% due 05/01/26	630,000	666,613
3.200% due 03/01/29	2,330,000	2,447,640
3.250% due 02/01/35	4,780,000	4,848,713
3.550% due 03/01/38	460,000	473,168
3.750% due 02/01/50	1,380,000	1,425,976
4.875% due 05/01/25	5,450,000	6,109,375
5.150% due 05/01/30	2,660,000	3,152,378
5.705% due 05/01/40	2,190,000	2,824,596
5.805% due 05/01/50	6,960,000	9,387,935
5.930% due 05/01/60	150,000	207,521
Union Pacific Corp 2.150% due 02/05/27	1,430,000	1,486,850
2.400% due 02/05/30	2,070,000	2,141,403
2.891% due 04/06/36 ~	1,810,000	1,883,288
3.750% due 07/15/25	1,210,000	1,342,135
3.750% due 02/05/70	1,950,000	2,154,979
3.839% due 03/20/60	365,000	416,713
WestRock RKT LLC 4.000% due 03/01/23	1,150,000	1,206,284

		92,215,377

Technology - 1.6%

Apple Inc 1.125% due 05/11/25	4,140,000	4,190,416
2.450% due 08/04/26	3,590,000	3,822,474
Broadcom Inc 3.150% due 11/15/25	3,180,000	3,410,368
4.700% due 04/15/25	3,900,000	4,396,144

	Principal Amount	Value
Intel Corp 3.700% due 07/29/25	$890,000	$984,316
4.750% due 03/25/50	1,420,000	1,889,993
International Business Machines Corp 3.000% due 05/15/24	6,020,000	6,418,362
Micron Technology Inc 2.497% due 04/24/23	1,560,000	1,613,812
Microsoft Corp 2.400% due 08/08/26	9,230,000	9,845,508
2.525% due 06/01/50	841,000	828,177
2.675% due 06/01/60	192,000	190,699
2.700% due 02/12/25	1,080,000	1,157,410
2.875% due 02/06/24	4,410,000	4,665,036
2.921% due 03/17/52	1,497,000	1,591,538
3.041% due 03/17/62	908,000	970,933
3.300% due 02/06/27	2,650,000	2,949,913
3.450% due 08/08/36	72,000	83,486
NVIDIA Corp 2.850% due 04/01/30	830,000	899,333
3.500% due 04/01/40	2,240,000	2,545,525
3.500% due 04/01/50	5,820,000	6,584,096
3.700% due 04/01/60	1,590,000	1,882,561
NXP BV (China) 2.700% due 05/01/25 ~	1,030,000	1,087,262
Oracle Corp 1.650% due 03/25/26	4,720,000	4,786,835
2.875% due 03/25/31	5,140,000	5,350,261
salesforce.com Inc 3.250% due 04/11/23	1,720,000	1,804,922
3.700% due 04/11/28	1,610,000	1,836,033
Texas Instruments Inc 1.750% due 05/04/30	1,040,000	1,035,573

		76,820,986

Utilities - 0.9%

Berkshire Hathaway Energy Co 6.125% due 04/01/36	586,000	826,000
Consolidated Edison Co of New York Inc 3.350% due 04/01/30	610,000	671,262
3.950% due 04/01/50	470,000	534,792
Duke Energy Ohio Inc 3.650% due 02/01/29	1,880,000	2,096,317
FirstEnergy Corp 4.400% due 07/15/27	6,750,000	7,348,109
4.750% due 03/15/23	4,980,000	5,258,506
7.375% due 11/15/31	14,350,000	19,675,425
Pacific Gas and Electric Co 1.750% due 06/16/22	2,610,000	2,609,076
2.100% due 08/01/27	810,000	787,534
2.500% due 02/01/31	1,010,000	948,076
3.300% due 08/01/40	210,000	190,097
3.500% due 08/01/50	490,000	437,365
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	3,102,631

		44,485,190

Total Corporate Bonds & Notes (Cost $1,652,412,530)		1,801,989,544

SENIOR LOAN NOTES - 6.0%

Basic Materials - 0.1%

Asplundh Tree Expert LLC Term B 1.851% (USD LIBOR + 1.750%) due 09/04/27 §	1,600,355	1,597,465
INEOS US Petrochem LLC Term B 3.250% (USD LIBOR + 2.750%) due 01/29/26 §	1,910,000	1,908,508

		3,505,973

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Communications - 0.9%

Altice France SA Term B12 (France) 3.864% (USD LIBOR + 3.688%) due 01/31/26 §	$2,186,716	$2,172,657
Audacy Capital Corp Term B2 2.573% (USD LIBOR + 2.500%) due 11/17/24 §	335,184	332,670
Charter Communications Operating LLC
Term B1 1.845% (USD LIBOR + 1.750%) due 04/30/25 §	5,921,422	5,917,384
Term B2 1.845% (USD LIBOR + 1.750%) due 02/01/27 §	494,962	491,683
CSC Holdings LLC Term B 2.380% (USD LIBOR + 2.250%) due 01/15/26 §	800,000	790,375
Delta TopCo Inc Term B 4.500% (USD LIBOR + 3.750%) due 12/01/27 §	3,240,000	3,251,139
Go Daddy Operating Co LLC Term B2 1.851% (USD LIBOR + 1.750%) due 02/15/24 §	1,229,865	1,221,689
iHeartCommunications Inc Term B 3.100% (USD LIBOR + 3.000%) due 05/01/26 §	3,454,768	3,429,935
Level 3 Financing Inc Term B 1.850% (USD LIBOR + 1.750%) due 03/01/27 §	5,490,816	5,418,749
Nexstar Broadcasting Inc Term B 2.841% (USD LIBOR + 2.750%) due 09/19/26 §	5,146,520	5,140,087
Terrier Media Buyer Inc Term B 3.600% (USD LIBOR + 3.500%) due 12/17/26 §	1,077,778	1,074,036
Univision Communications Inc Term B 4.750% (USD LIBOR + 3.750%) due 03/24/26 §	2,923,327	2,931,366
Virgin Media Bristol LLC
Term N 2.582% (USD LIBOR + 2.500%) due 01/31/28 §	4,871,848	4,834,549
Term Q 3.351% (USD LIBOR + 3.250%) due 01/31/29 §	620,000	619,758
Zayo Group Holdings Inc Term B 3.100% (USD LIBOR + 3.000%) due 03/09/27 §	2,530,000	2,505,226
Ziggo Financing Partnership Term I (Netherlands) 2.593% (USD LIBOR + 2.500%) due 04/30/28 §	1,296,000	1,285,020

		41,416,323

Consumer, Cyclical - 1.2%

Academy Ltd 4.500% (USD LIBOR + 3.750%) due 11/06/27 §	658,350	662,602
Alterra Mountain Co Term B 2.825% (USD LIBOR + 2.750%) due 07/31/24 §	2,448,366	2,425,630
Aramark Services Inc
Term B3 1.851% (USD LIBOR + 1.750%) due 03/11/25 §	872,268	864,817
Term B4 1.832% (USD LIBOR + 1.750%) due 01/15/27 §	770,250	762,162
BJ’s Wholesale Club Inc Term B 2.100% (USD LIBOR + 2.000%) due 02/03/24 §	398,708	399,207

	Principal Amount	Value
Caesars Resort Collection LLC Term B 2.884% (USD LIBOR + 2.750%) due 12/22/24 §	$6,099,031	$6,053,605
CityCenter Holdings LLC Term B 3.000% (USD LIBOR + 2.250%) due 04/18/24 §	3,197,302	3,176,462
Clarios Global LP Term B 3.351% (USD LIBOR + 3.250%) due 04/30/26 §	3,951,073	3,923,087
Delta 2 Lux Sarl Term B3 (Luxembourg) 3.500% (USD LIBOR + 2.500%) due 02/01/24 §	160,000	159,588
Four Seasons Hotels Ltd Term B (Canada) 2.145% (USD LIBOR + 2.000%) due 11/30/23 §	2,335,011	2,331,282
Golden Nugget Inc LLC Term B 3.250% (USD LIBOR + 2.500%) due 10/04/23 §	1,774,914	1,763,542
Great Outdoors Group LLC Term B1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	1,233,800	1,242,723
Harbor Freight Tools USA Inc Term B 3.750% (USD LIBOR + 3.000%) due 10/19/27 §	3,076,345	3,080,542
Hilton Worldwide Finance LLC Term B2 1.889% (USD LIBOR + 1.750%) due 06/21/26 §	4,393,764	4,362,735
Michaels Cos Inc 5.000% (USD LIBOR + 4.250%) due 04/15/28 §	1,880,000	1,890,184
PCI Gaming Authority Term B 2.595% (USD LIBOR + 2.500%) due 05/31/26 §	1,847,215	1,841,875
Petco Health & Wellness Co Inc Term B 4.000% (USD LIBOR + 3.250%) due 03/04/28 §	2,234,400	2,233,403
Restaurant Brands Term B (Canada) 1.841% (USD LIBOR + 1.750%) due 11/19/26 §	5,728,500	5,656,894
Scientific Games International Inc Term B5 2.825% (USD LIBOR + 2.750%) due 08/14/24 §	5,575,644	5,542,536
SkyMiles IP Ltd Term B 4.750% (USD LIBOR + 3.750%) due 10/20/27 §	620,000	655,572
Station Casinos LLC Term B1 2.500% (USD LIBOR + 2.250%) due 02/08/27 §	2,682,534	2,655,542
UFC Holdings LLC Term B3 3.750% (USD LIBOR + 3.000%) due 04/29/26 §	3,601,839	3,601,465
United Airlines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	3,371,550	3,419,716

		58,705,171

Consumer, Non-Cyclical - 2.1%

Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 §	4,941,115	4,961,892
APi Group DE Inc Term B 2.600% (USD LIBOR + 2.500%) due 10/01/26 §	3,356,187	3,354,509
Bausch Health Americas Inc Term B 2.885% (USD LIBOR + 2.750%) due 11/27/25 §	973,125	967,043
3.123% (USD LIBOR + 3.000%) due 06/01/25 §	2,298,599	2,292,135

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Belron Finance US LLC Term B due 11/13/25 µ	$660,000	$658,075
BrightView Landscapes LLC Term B 2.655% (USD LIBOR + 2.500%) due 08/15/25 §	1,678,100	1,673,205
Change Healthcare Holdings LLC Term B 3.500% (USD LIBOR + 2.500%) due 03/01/24 §	4,708,750	4,709,075
EyeCare Partners LLC 3.841% (USD LIBOR + 3.750%) due 02/20/27 §	959,281	952,286
Froneri US Inc Term B (United Kingdom) 2.351% (USD LIBOR + 2.250%) due 01/31/27 §	1,712,700	1,689,471
Gainwell Acquisition Corp Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 §	4,411,217	4,430,516
Garda World Security Corp Term B (Canada) 4.350% (USD LIBOR + 4.250%) due 10/30/26 §	1,071,822	1,078,043
Global Medical Response Inc Term B 5.750% (USD LIBOR + 4.750%) due 10/02/25 §	3,152,279	3,170,011
Grifols Worldwide Operations USA Inc Term B (Spain) 2.082% (USD LIBOR + 2.000%) due 11/15/27 §	5,344,458	5,297,390
Horizon Therapeutics USA Inc Term B2 2.500% (USD LIBOR + 2.000%) due 03/15/28 §	4,887,750	4,869,421
ICON Luxembourg S.A.R.L. (Ireland) 3.000% (USD LIBOR + 2.500%) due 07/01/28 §	4,340,000	4,353,562
Jazz Financing Lux SARL Term B 4.000% (USD LIBOR + 3.500%) due 04/22/28 §	4,710,000	4,733,131
LifePoint Health Inc Term B 3.846% (USD LIBOR + 3.750%) due 11/16/25 §	4,230,152	4,227,026
MPH Acquisition Holdings LLC Term B 4.000% (USD LIBOR + 3.000%) due 06/07/23 §	4,944,162	4,935,579
Option Care Health Inc 3.846% (USD LIBOR + 3.750%) due 08/06/26 §	2,098,050	2,100,673
PAREXEL International Corp Term B 2.896% (USD LIBOR + 2.750%) due 09/27/24 §	2,340,000	2,329,030
Phoenix Guarantor Inc
Term B 3.351% (USD LIBOR + 3.250%) due 03/05/26 §	3,149,605	3,131,888
3.583% (USD LIBOR + 3.500%) due 03/05/26 §	1,286,775	1,279,422
PPD Inc Term B 2.750% (USD LIBOR + 2.250%) due 01/13/28 §	5,286,750	5,286,422
Prime Security Services Borrower LLC Term B1 3.500% (USD LIBOR + 2.750%) due 09/23/26 §	4,806,850	4,807,349
Reynolds Consumer Products LLC Term B 1.851% (USD LIBOR + 1.750%) due 02/04/27 §	4,527,464	4,497,397
Sotera Health Holdings LLC 3.250% (USD LIBOR + 2.750%) due 12/13/26 §	5,850,000	5,837,200
Trans Union LLC Term B5 1.832% (USD LIBOR + 1.750%) due 11/15/26 §	3,507,197	3,488,017

	Principal Amount	Value
Triton Water Holdings Inc Term B 4.000% (USD LIBOR + 3.500%) due 03/31/28 §	$3,180,000	$3,181,704
US Foods Inc
Term B 1.846% (USD LIBOR + 1.750%) due 06/27/23 §	1,062,149	1,053,699
2.112% (USD LIBOR + 2.000%) due 09/13/26 §	973,001	960,027
Verscend Holding Corp Term B 4.100% (USD LIBOR + 4.000%) due 08/27/25 §	2,960,000	2,972,334

		99,277,532

Diversified - 0.0%

First Eagle Holdings Inc Term B 2.601% (USD LIBOR + 2.500%) due 02/02/27 §	2,100,202	2,075,426

Financial - 0.7%

AmWINS Group Inc Term B 3.000% (USD LIBOR + 2.250%) due 02/19/28 §	1,751,200	1,742,344
Asurion LLC
Term B6 3.101% (USD LIBOR + 3.000%) due 11/03/23 §	1,003,022	998,869
Term B7 3.101% (USD LIBOR + 3.000%) due 11/03/24 §	1,981,385	1,963,430
Term B8 3.341% (USD LIBOR + 3.250%) due 12/23/26 §	4,202,202	4,159,196
Term B9 3.351% (USD LIBOR + 3.250%) due 08/03/27 §	1,486,275	1,471,103
Citadel Securities LP Term B 2.601% (USD LIBOR + 2.500%) due 02/02/28 §	1,118,700	1,108,632
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	3,831,300	3,853,970
FinCo I LLC Term B 2.596% (USD LIBOR + 2.500%) due 06/27/25 §	1,637,699	1,635,141
FleetCor Technologies Operating Co LLC Term B 1.851% (USD LIBOR + 1.750%) due 04/30/28 §	1,710,000	1,708,664
Focus Financial Partners LLC Term B3 2.096% (USD LIBOR + 2.000%) due 07/03/24 §	1,052,726	1,043,679
Hudson River Trading LLC Term B 3.104% (USD LIBOR + 3.000%) due 03/18/28 §	1,755,600	1,751,576
Jane Street Group LLC Term B 2.846% (USD LIBOR + 2.750%) due 01/26/28 §	2,174,539	2,168,831
The Edelman Financial Engines Center LLC Term B 4.500% (USD LIBOR + 3.750%) due 04/07/28 §	1,642,200	1,645,621
VFH Parent LLC 3.101% (USD LIBOR + 3.000%) due 03/01/26 §	1,757,665	1,753,088
VICI Properties 1 LLC Term B 1.845% (USD LIBOR + 1.750%) due 12/22/24 §	4,170,000	4,140,026

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Zebra Buyer LLC Term B 3.750% (USD LIBOR + 3.250%) due 04/22/28 §	$2,330,000	$2,340,436

		33,484,606

Industrial - 0.3%

AECOM Term B 1.823% (USD LIBOR + 1.750%) due 04/13/28 §	560,000	560,280
Atlantic Aviation FBO Inc Term B 3.878% (USD LIBOR + 3.750%) due 12/06/25 §	487,500	487,927
Berry Global Inc Term Z 2.250% (USD LIBOR + 1.750%) due 07/01/26 §	2,654,004	2,637,416
Brookfield WEC Holdings Inc 3.250% (USD LIBOR + 2.750%) due 08/01/25 §	66,490	65,938
Genesee & Wyoming Inc 2.101% (USD LIBOR + 2.000%) due 12/30/26 §	5,412,296	5,383,546
GFL Environmental Inc Term B (Canada) 3.500% (USD LIBOR + 3.000%) due 05/31/25 §	98,222	98,418
Pactiv Evergreen Group Holdings Inc Term B1 2.851% (USD LIBOR + 2.750%) due 02/05/23 §	1,035,000	1,034,209
Quikrete Holdings Inc Term B1 3.100%(USD LIBOR + 3.000%) due 06/11/28 §	1,900,000	1,887,412
TransDigm Inc Term F 2.351% (USD LIBOR + 2.250%) due 12/09/25 §	228,838	225,708
XPO Logistics Inc Term B 1.851% (USD LIBOR + 1.750%) due 02/23/25 §	2,170,000	2,162,726

		14,543,580

Technology - 0.7%

Athenahealth Inc Term B1 4.351% (USD LIBOR + 4.250%) due 02/11/26 §	5,019,695	5,052,635
DCert Buyer Inc 4.188% (USD LIBOR + 4.000%) due 10/16/26 §	5,377,447	5,390,891
Dell International LLC Term B2 2.000% (USD LIBOR + 1.750%) due 09/19/25 §	2,467,864	2,470,332
MA Finance Co LLC Term B3 2.638% (USD LIBOR + 2.500%) due 06/21/24 §	67,558	66,924
Magenta Buyer LLC 5.750% (USD LIBOR + 5.000%) due 05/03/28 §	6,190,000	6,196,629
Peraton Corp Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	4,548,600	4,570,279
Rackspace Technology Global Inc Term B 3.500% (USD LIBOR + 2.750%) due 02/09/28 §	2,533,650	2,523,753
RealPage Inc Term B 3.750% (USD LIBOR + 3.250%) due 04/22/28 §	4,090,000	4,083,354
Seattle Spinco Inc Term B 2.638% (USD LIBOR + 2.500%) due 06/21/24 §	456,233	451,956

	Principal Amount	Value
Western Digital Corp Term B4 1.831% (USD LIBOR + 1.750%) due 04/29/23 §	$728,124	$729,099

		31,535,852

Total Senior Loan Notes (Cost $284,750,132)		284,544,463

MORTGAGE-BACKED SECURITIES - 24.8%

Collateralized Mortgage Obligations - Commercial - 3.7%

Bank 2019-BN17 (IO) 1.183% due 04/15/52 §	36,694,922	2,517,099
Bank of America Merrill Lynch Large Commercial Mortgage Securities Trust 2.823% (USD LIBOR + 2.750%) due 11/15/30 § ~	13,710,000	13,933,404
BBCCRE Trust 4.715% due 08/10/33 § ~	9,930,000	9,678,931
BENCHMARK Mortgage Trust 3.717% due 03/15/62	10,720,000	12,108,737
4.510% due 05/15/53 §	8,220,000	9,680,448
BHMS 1.323% (USD LIBOR + 1.250%) due 07/15/35 § ~	7,000,000	7,015,340
BX Commercial Mortgage Trust 3.073% (USD LIBOR + 3.000%) due 11/15/35 § ~	8,673,000	8,709,048
CD Mortgage Trust (IO) 1.439% due 05/10/50 §	31,314,713	1,629,937
Citigroup Commercial Mortgage Trust 4.175% due 07/10/47 §	1,970,000	2,112,772
Commercial Mortgage Trust 4.300% due 10/10/46	510,000	537,362
4.762% due 10/10/46 §	450,000	476,368
4.992% due 08/15/45 § ~	2,390,000	1,962,275
5.241% due 10/10/46 §	220,000	220,645
Commercial Mortgage Trust (IO) 1.997% due 10/15/45 §	24,472,910	361,054
Credit Suisse Mortgage Capital Certificates 2.723% (USD LIBOR + 2.650%) due 05/15/36 § ~	10,860,000	10,906,497
Credit Suisse Mortgage Trust 3.953% due 09/15/37 ~	6,800,000	7,336,796
4.024% (USD LIBOR + 3.024%) due 12/15/21 § ~	18,930,000	18,615,442
4.373% due 09/15/37 ~	1,700,000	1,536,038
5.673% (USD LIBOR + 5.350%) due 07/15/32 § ~	7,500,000	6,192,682
Fannie Mae 2.232% due 02/25/27	2,419,116	2,550,696
2.560% due 09/25/29	1,089,434	1,172,907
2.720% due 10/25/31 §	399,724	437,397
3.225% due 04/25/28 §	97,952	108,787
Fannie Mae (IO) 0.703% due 06/25/29 §	9,920,952	378,365
Fannie Mae - Aces 2.500% due 10/25/37	470,836	484,861
3.061% due 05/25/27 §	600,000	659,170
Fannie Mae - Aces (IO) 0.500% due 07/25/22 §	8,431,886	17,622
Freddie Mac (IO) 0.578% due 02/25/36 §	4,998,985	269,803
0.658% due 12/25/27 §	5,999,243	202,604
0.707% due 12/25/35 §	30,975,284	2,091,572
0.869% due 03/25/28 §	5,999,820	252,723
1.666% due 08/27/28 §	4,000,000	421,592

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.751% due 10/25/26 §	$16,056,856	$476,789
0.948% due 10/25/29 §	2,493,026	155,469
1.016% due 06/25/29 §	7,261,350	457,805
1.283% due 06/25/29 §	4,850,000	414,869
1.341% due 06/25/27 §	1,574,891	79,225
1.437% due 07/25/26 §	5,356,451	296,722
1.650% due 10/25/21 §	631,459	25
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 ~	51,754,218	63,668
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 §	3,389	3,298
Government National Mortgage Association 0.805% due 01/16/61 §	12,821,389	1,002,221
2.756% due 11/16/47 §	1,335,350	1,395,388
Government National Mortgage Association (IO) 0.133% due 10/16/48 §	13,813,957	106,877
0.395% due 11/16/47 §	22,860,291	381,490
0.409% due 01/16/53 §	36,188,999	519,124
0.498% due 11/16/55 §	16,566,155	501,839
0.557% due 08/16/58 §	2,534,147	108,123
0.585% due 12/16/59 §	3,731,582	195,656
0.590% due 02/16/59 §	2,487,330	118,799
0.635% due 04/16/57 §	2,899,596	129,165
0.683% due 07/16/58 §	2,708,048	123,611
0.838% due 05/16/63 §	4,985,946	396,682
0.870% due 05/16/60 §	1,952,987	148,699
0.896% due 10/16/62 §	2,991,731	244,789
0.914% due 11/16/60 §	5,938,230	490,775
0.989% due 05/16/63 §	4,358,140	386,581
1.415% due 10/16/60 §	32,730,013	3,268,910
GS Mortgage Securities Corp II 1.623% (USD LIBOR + 1.300%) due 09/15/31 § ~	8,570,000	7,964,325
GS Mortgage Securities Corp Trust 1.223% (USD LIBOR + 1.150%) due 05/15/26 § ~	2,360,000	2,365,089
GS Mortgage Securities Trust 3.777% due 05/10/50 §	3,880,000	4,182,082
4.165% due 05/10/50 §	550,000	595,487
5.161% due 11/10/46 §	1,070,000	1,145,935
5.622% due 11/10/39	1,117,105	378,220
JP Morgan Chase Commercial Mortgage Securities Trust 6.101% due 02/12/49 §	68,137	77,696
6.715% due 02/15/51 §	18,635	17,195
JPMBB Commercial Mortgage Securities Trust 4.773% due 08/15/48 §	2,470,000	2,716,913
5.048% due 01/15/47 §	510,000	544,701
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	433,292	215,451
5.450% due 08/12/48 § ~	54,709	27,203
6.193% due 09/12/49 §	76,414	75,301
Morgan Stanley Capital I Trust 5.438% due 03/15/44	9,433	9,430
Shops at Crystals Trust 3.126% due 07/05/36 ~	15,000,000	15,787,812
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	1,627,887	1,658,482
WFRBS Commercial Mortgage Trust 4.204% due 11/15/47 §	3,830,000	3,894,932
4.723% due 03/15/47 §	340,000	361,977
WFRBS Commercial Mortgage Trust (IO) 1.176% due 03/15/47 §	8,814,220	170,944
1.451% due 06/15/45 § ~	2,482,553	13,216

		178,247,964

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 5.7%

Adjustable Rate Mortgage Trust 0.592% (USD LIBOR + 0.500%) due 03/25/36 §	$389,642	$192,675
2.591% due 10/25/35 §	2,042,535	1,903,302
Alternative Loan Trust 6.000% due 03/25/27	13,552	13,586
6.000% due 05/25/36	2,652,841	1,794,647
6.500% due 09/25/36	1,204,149	953,909
16.739% (16.940% - USD LIBOR) due 06/25/35 §	2,786,303	3,083,916
28.234% (28.600% - USD LIBOR) due 07/25/36 §	852,338	1,289,990
BCAP LLC Trust 0.492% due 03/28/37 § ~	3,783,846	3,765,055
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.272% (USD LIBOR + 0.180%) due 08/25/47 § ~	210,256	189,294
Citigroup Mortgage Loan Trust 3.096% due 04/25/37 §	376,748	365,987
6.500% due 10/25/36 § ~	1,459,236	1,106,769
Connecticut Avenue Securities Trust 2.142% (USD LIBOR + 2.050%) due 01/25/40 § ~	3,371,458	3,388,885
2.192% (USD LIBOR + 2.100%) due 10/25/39 § ~	4,866,321	4,890,878
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35	717,572	584,386
5.750% due 02/25/37	3,510,920	2,490,198
Credit Suisse Mortgage Trust 1.836% (USD LIBOR + 1.750%) due 07/25/47 § ~	5,000,598	5,045,518
2.000% due 01/25/60 § ~	1,994,908	2,034,604
2.823% due 01/27/36 § ~	11,525,138	11,523,286
3.500% due 02/25/48 § ~	12,177,062	12,489,301
Fannie Mae 0.442% (USD LIBOR + 0.350%) due 05/25/34 §	260,341	262,160
2.000% due 07/25/50	1,530,277	1,415,179
4.000% due 04/25/40 - 07/25/40	7,948,287	8,263,593
5.500% due 04/25/42	2,012,023	2,309,387
6.000% due 05/25/42	675,271	793,796
6.500% due 06/25/39 - 07/25/42	1,514,492	1,805,616
7.000% due 05/25/42	284,575	349,555
Fannie Mae (IO) 0.157% due 12/25/36 §	998,175	76,983
1.532% due 08/25/55 §	720,935	30,834
1.648% due 10/25/35 §	202,980	11,435
1.817% due 08/25/44 §	1,896,462	108,591
1.850% due 03/25/36	141,225	9,372
2.500% due 08/25/50 - 02/25/51	6,462,643	957,280
2.549% due 07/25/36 §	245,468	20,337
3.000% due 11/25/26 - 09/25/32	3,996,241	215,536
3.500% due 07/25/28 - 11/25/41	1,666,084	138,538
4.000% due 11/25/41	1,599,345	236,415
4.500% due 11/25/39	206,706	37,954
5.000% due 01/25/38 - 01/25/39	574,044	102,136
5.000% due 01/25/39 §	153,050	23,754
5.500% due 01/25/39 §	135,482	22,171
6.000% due 01/25/38 - 07/25/38	602,130	120,917
6.059% (6.150% - USD LIBOR ) due 09/25/41 - 08/25/45 §	6,558,109	1,212,842
6.389% (6.480% - USD LIBOR ) due 04/25/40 §	365,069	73,995
6.509% (6.600% - USD LIBOR) due 07/25/42 §	243,891	44,677
6.559% (6.650%-USD LIBOR) due 02/25/41 - 03/25/42 §	1,045,055	165,053

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Fannie Mae (PO) due 03/25/42	$126,835	$120,676
Fannie Mae Connecticut Avenue Securities 5.092% (USD LIBOR + 5.000%) due 11/25/24 §	1,344,913	1,381,527
5.342% (USD LIBOR + 5.250%) due 10/25/23 §	1,093,444	1,144,683
Flagstar Mortgage Trust 3.500% due 04/25/48 § ~	954,599	959,540
Freddie Mac 1.073% (USD LIBOR + 1.000%) due 02/15/32 §	42,401	43,388
1.818% (SOFR + 1.800%) due 01/25/51 § ~	2,940,000	2,958,657
1.942% (USD LIBOR + 1.850%) due 02/25/50 § ~	4,520,000	4,561,910
2.392% (USD LIBOR + 2.300%) due 01/25/50 § ~	2,570,000	2,573,101
3.000% due 08/15/48	604,810	627,376
3.500% due 10/15/37	2,700,000	2,760,350
3.842% (USD LIBOR + 3.750%) due 08/25/50 § ~	4,049,334	4,095,643
4.000% due 12/15/39	1,617,350	1,666,705
5.000% due 02/15/30 - 03/15/35	6,463,440	7,326,435
6.000% due 05/15/36	1,280,527	1,510,801
Freddie Mac (IO) 0.250% due 01/15/38 §	74,827	529
1.930% due 04/15/41 §	857,489	49,052
2.000% due 10/25/50	2,409,817	314,597
2.500% due 09/25/50 - 01/25/51	9,400,362	1,452,021
3.000% due 12/15/31	505,958	32,326
3.500% due 06/15/27 - 04/15/43	2,033,219	144,007
4.000% due 04/15/43	206,900	9,144
5.877% (5.950% - USD LIBOR) due 10/15/41 §	798,031	127,122
5.927% (6.000% - USD LIBOR) due 05/15/44 §	3,759,638	703,067
5.957% (6.030% - USD LIBOR) due 09/15/37 §	917,254	176,803
5.977% (6.050% - USD LIBOR) due 08/15/39 §	844,775	159,119
6.127% (6.200% - USD LIBOR) due 05/15/39 §	198,720	5,503
6.157% (6.230% - USD LIBOR) due 01/15/40 §	162,695	32,193
6.177% (6.250% - USD LIBOR) due 09/15/42 §	591,365	82,385
6.217% (6.290% - USD LIBOR) due 11/15/36 §	315,757	61,478
Freddie Mac Structured Agency Credit Risk Debt Notes 3.342% (USD LIBOR + 3.250%) due 07/25/29 §	11,932,800	12,374,492
4.592% (USD LIBOR + 4.500%) due 02/25/24 §	2,937,228	3,022,816
5.042% (USD LIBOR + 4.950%) due 07/25/29 §	4,410,000	4,724,304
9.442% (USD LIBOR + 9.350%) due 04/25/28 §	2,838,825	3,340,697
Government National Mortgage Association 0.407% (USD LIBOR + 0.300%) due 02/20/68 - 07/20/68 §	4,925,331	4,931,290
0.457% (USD LIBOR + 0.350%) due 08/20/58 §	9,563,740	9,582,432
0.493% (USD LIBOR + 0.400%) due 08/20/70 §	258,934	260,130
0.543% (USD LIBOR + 0.450%) due 07/20/70 §	15,283,019	15,489,003
0.593% (USD LIBOR + 0.500%) due 07/20/70 §	1,042,677	1,058,637

	Principal Amount	Value
0.607% (USD LIBOR + 0.500%) due 03/20/61 §	$1,192,918	$1,198,932
1.090% (USD LIBOR + 1.000%) due 05/20/60 §	296,048	300,641
1.243% (USD LIBOR + 1.150%) due 05/20/70 §	3,122,279	3,291,666
2.500% due 02/20/51	2,976,497	580,720
2.750% due 03/20/48	836,997	889,821
3.000% due 07/20/49 - 10/20/49	4,734,476	4,901,971
4.500% due 10/20/39	1,384,037	1,423,219
5.000% due 07/20/39	638,976	658,179
Government National Mortgage Association (IO) 1.405% due 11/20/42 §	177,685	8,034
2.000% due 12/20/50	9,250,489	1,029,004
2.500% due 08/20/50 - 10/20/50	13,142,000	1,801,920
3.500% due 04/20/27 - 04/20/50	5,103,677	672,545
4.000% due 04/16/45	911,066	139,977
5.000% due 10/20/44	4,479,902	827,475
5.507% (5.600% - USD LIBOR) due 08/20/44 §	983,335	178,384
6.025% (6.100% - USD LIBOR) due 08/16/42 §	606,316	130,531
6.075% (6.150% - USD LIBOR) due 06/16/43 §	808,344	94,376
6.125% (6.200% - USD LIBOR) due 10/16/42 §	825,640	188,203
6.387% (6.480% - USD LIBOR) due 04/20/40 §	89,995	19,243
6.457% (6.550% - USD LIBOR) due 06/20/40 §	1,667,162	424,209
6.525% (6.600% - USD LIBOR) due 04/16/42 §	1,629,392	400,351
6.557% (6.650% - USD LIBOR) due 01/20/40 §	68,111	4,721
GSMSC Resecuritization Trust 0.702% (USD LIBOR + 0.610%) due 11/26/37 § ~	13,880,000	12,463,949
Impac CMB Trust 0.612% (USD LIBOR + 0.520%) due 11/25/35 §	1,573,963	1,488,230
IndyMac INDX Mortgage Loan Trust 0.612% (USD LIBOR + 0.520%) due 06/25/35 §	1,065,857	979,739
JP Morgan Mortgage Trust 2.979% due 08/25/35 §	381,449	386,594
3.500% due 09/25/48 § ~	1,612,337	1,642,317
3.500% due 10/25/48 § ~	3,505,133	3,553,410
Lehman Mortgage Trust 0.842% (USD LIBOR + 0.750%) due 12/25/35 §	3,268,008	1,881,933
6.000% due 05/25/37	521,935	525,462
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	1,084,832	938,456
Merrill Lynch Mortgage Investors Trust 2.974% due 06/25/35 §	666,157	679,388
Morgan Stanley Mortgage Loan Trust 2.349% due 07/25/35 §	695,918	651,007
2.574% due 07/25/34 §	158,509	163,785
Morgan Stanley Resecuritization Trust 0.838% (US FED + 0.710%) due 12/27/46 § ~	25,403,840	22,855,946
0.897% (US FED + 0.770%) due 04/26/47 § ~	4,379,000	4,396,956
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	1,364,797	1,369,756
New Residential Mortgage Loan Trust 4.000% due 05/25/57 § ~	3,105,975	3,315,520
4.250% due 12/25/57 § ~	5,734,650	6,050,203

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Nomura Resecuritization Trust 1.128% (US FED + 1.000%) due 08/26/46 § ~	$4,806,541	$4,469,249
PMT Credit Risk Transfer Trust 2.846% (USD LIBOR + 2.750%) due 05/27/23 § ~	5,644,643	5,595,561
RAAC Trust 6.000% due 09/25/34	9,597	9,537
Radnor RE Ltd (Bermuda) 2.710% (SOFR + 2.700%) due 12/27/33 § ~	2,390,000	2,397,402
Residential Asset Securitization Trust 0.592% (USD LIBOR + 0.500%) due 07/25/36 §	378,418	300,557
6.000% due 08/25/36	758,856	622,885
Structured Adjustable Rate Mortgage Loan Trust 2.850% due 08/25/36 §	3,332,413	2,677,342
3.146% due 05/25/36 §	1,433,162	1,197,854
WaMu Mortgage Pass-Through Certificates Trust 2.514% due 10/25/36 §	544,878	531,188
2.746% due 09/25/33 §	80,725	82,231
3.233% due 07/25/37 §	1,980,794	1,999,688
Washington Mutual Mortgage Pass-Through Certificates Trust 0.816% (US FED + 0.700%) due 01/25/47 §	3,940,450	3,507,822
6.000% due 07/25/36	445,957	389,937

		272,066,257

Fannie Mae - 8.7%

due 07/01/36 - 08/01/51 #	59,400,000	60,852,995
1.500% due 12/01/35 - 03/01/36	959,436	972,618
2.000% due 08/01/50 - 04/01/51	45,060,163	45,582,129
2.260% due 04/01/30	586,127	619,304
2.500% due 03/01/38 - 06/01/51	42,124,811	43,895,339
2.810% due 04/01/25	130,000	139,410
3.000% due 07/01/35 - 09/01/50	82,491,625	87,355,051
3.040% due 06/01/29	1,000,000	1,111,871
3.160% due 05/01/29	1,012,067	1,129,388
3.500% due 12/01/34 - 05/01/51	57,909,282	62,069,153
4.000% due 10/01/42 - 06/01/57	40,206,259	44,003,308
4.500% due 04/01/23 - 08/01/58	38,077,811	41,917,304
5.000% due 07/01/33 - 03/01/50	17,066,194	18,983,760
5.500% due 04/01/37 - 11/01/38	873,139	1,013,520
6.000% due 04/01/33 - 07/01/41	1,168,948	1,385,697
6.500% due 05/01/40	1,261,901	1,462,611
7.000% due 02/01/39	612,376	722,065

		413,215,523

Freddie Mac - 3.3%

1.500% due 03/01/51	5,222,737	5,063,700
2.000% due 11/01/50 - 06/01/51	30,655,702	31,022,972
2.077% (UST + 1.284%) due 03/01/47 §	1,080,916	1,121,056
2.500% due 04/01/41 - 03/01/51	11,700,982	12,194,560
3.000% due 09/01/32 - 07/01/50	34,564,402	36,744,938
3.500% due 04/01/33 - 05/01/50	14,934,882	16,031,229
4.000% due 10/01/42 - 03/01/50	24,490,372	26,579,966
4.500% due 07/01/23 - 03/01/50	10,867,826	12,020,013
5.000% due 12/01/35 - 03/01/50	9,992,855	11,127,355
5.500% due 08/01/37 - 12/01/38	847,419	984,778
6.000% due 10/01/36 - 11/01/39	2,306,481	2,735,592
6.500% due 09/01/39	390,068	447,511
7.000% due 03/01/39	187,572	219,688

		156,293,358

	Principal Amount	Value
Government National Mortgage Association - 3.4%

due 07/01/51 #	$28,800,000	$29,948,288
0.728% (USD LIBOR + 0.623%) due 08/20/60 §	538,393	550,636
2.000% due 12/20/50 - 03/20/51	9,288,692	9,473,892
2.500% due 12/20/50 - 03/20/51	2,957,490	3,077,319
3.000% due 09/15/42 - 09/20/50	16,797,692	17,665,971
3.500% due 06/20/44 - 11/20/50	31,358,222	33,193,448
4.000% due 02/20/33 - 04/20/50	29,286,231	31,380,773
4.500% due 01/20/40 - 01/20/49	20,777,566	22,476,135
5.000% due 01/15/40 - 01/20/49	8,224,644	9,227,437
5.500% due 06/15/36	238,297	279,110
6.000% due 06/20/35 - 03/20/42	2,922,945	3,371,482
6.500% due 10/20/37	381,689	452,452

		161,096,943

Total Mortgage-Backed Securities (Cost $1,153,963,830)		1,180,920,045

ASSET-BACKED SECURITIES - 3.1%

Accredited Mortgage Loan Trust 0.362% (USD LIBOR + 0.270%) due 09/25/36 §	2,430,000	2,305,959
ACRES Commercial Realty Ltd 1.273% (USD LIBOR + 1.200%) due 06/15/36 § ~	2,380,000	2,385,055
Applebee’s Funding LLC 4.194% due 06/07/49 ~	2,481,250	2,554,235
Asset-Backed Pass-Through Certificates 0.782% (USD LIBOR + 0.690%) due 04/25/34 §	30,825	30,850
Avis Budget Rental Car Funding AESOP LLC 3.340% due 08/20/26 ~	5,000,000	5,087,940
3.350% due 09/22/25 ~	6,570,000	7,054,614
Citigroup Mortgage Loan Trust 0.162% (USD LIBOR + 0.070%) due 05/25/37 §	175,022	138,611
College Ave Student Loans LLC 3.280% due 12/28/48 ~	1,865,072	1,928,586
Credit Suisse European Mortgage Capital Ltd (Ireland) 3.086% (USD LIBOR + 2.900%) due 08/09/24 § ~	4,161,300	4,014,731
3.980% due 08/13/24 ±	4,347,940	4,150,308
Credit Suisse Mortgage Trust 3.015% due 07/25/57 § ~	9,880,000	10,612,711
Credit-Based Asset Servicing & Securitization LLC 0.872% (USD LIBOR + 0.780%) due 07/25/33 §	644,577	634,506
ECMC Group Student Loan Trust 1.442% (USD LIBOR + 1.350%) due 07/26/66 § ~	4,294,803	4,408,279
Fannie Mae Grantor Trust 2.898% due 06/25/27	537,882	585,843
First Franklin Mortgage Loan Trust 0.212% (USD LIBOR + 0.120%) due 11/25/36 §	9,451,696	9,047,161
FNA VI LLC 1.350% due 01/10/32 ~	3,436,477	3,436,310
Ford Credit Floorplan Master 4.060% due 11/15/30	5,020,000	5,790,758
Foundation Finance Trust 1.270% due 05/15/41 ~	3,916,396	3,924,358
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	500,000	526,377

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Hildene Community Funding CDO Ltd (Cayman) 3.250% due 11/01/35 ~	$4,880,000	$4,834,307
Home Equity Asset Trust 1.037% (USD LIBOR + 0.945%) due 12/25/35 §	2,370,000	2,351,807
InStar Leasing III LLC 2.300% due 02/15/54 ~	3,654,100	3,678,039
Legacy Mortgage Asset Trust 3.200% due 05/25/59 § ~	8,206,521	8,245,959
National Collegiate Student Loan Trust 0.452% (USD LIBOR + 0.360%) due 01/26/32 §	1,200,000	985,614
Oak Street Investment Grade Net Lease Fund 1.850% due 11/20/50 ~	4,384,935	4,454,226
Origen Manufactured Housing Contract Trust 2.238% due 10/15/37 §	4,159,315	4,057,982
2.757% due 04/15/37 §	2,931,235	2,824,277
RAMP Trust 0.362% (USD LIBOR + 0.270%) due 10/25/36 §	1,171,792	1,172,280
RASC Trust 0.312% (USD LIBOR + 0.220%) due 01/25/37 §	6,360,000	6,091,011
Saxon Asset Securities Trust 0.332% (USD LIBOR + 0.240%) due 10/25/46 §	8,780,000	7,875,164
SBA Small Business Investment Cos 3.548% due 09/10/28	896,881	970,890
SLC Student Loan Trust 0.269% (USD LIBOR + 0.150%) due 12/15/39 §	4,300,000	4,214,925
SLM Student Loan Trust 0.346% (USD LIBOR + 0.170%) due 01/25/40 §	3,000,000	2,924,177
0.869% (USD LIBOR + 0.750%) due 03/15/33 § ~	2,438,753	2,402,493
SMB Private Education Loan Trust 1.390% due 01/15/53 ~	2,370,000	2,365,506
1.590% due 01/15/53 ~	8,800,000	8,793,920
2.990% due 01/15/53 ~	2,200,000	2,236,093
Sofi Professional Loan Program Trust 3.340% due 08/25/47 ~	2,689,413	2,758,618
Structured Asset Investment Loan Trust 1.092% (USD LIBOR + 1.000%) due 10/25/33 §	693,794	694,361
Sunrun Vulcan Issuer LLC 2.460% due 01/30/52 ~	2,140,000	2,166,245
Thrust Engine Leasing Thrst 4.163% due 07/15/40 ~	2,400,000	2,405,458
United States Small Business Administration
2.690% due 07/01/44	1,528,317	1,646,430
2.980% due 04/01/39	810,311	879,591

Total Asset-Backed Securities (Cost $144,306,907)		149,646,565

U.S. GOVERNMENT AGENCY ISSUE - 0.5%

Fannie Mae 6.625% due 11/15/30	15,850,000	22,949,123

Total U.S. Government Agency Issue (Cost $19,899,489)		22,949,123

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 15.9%

U.S. Treasury Bonds - 8.4%

1.125% due 08/15/40	$24,350,000	$20,956,219
1.250% due 05/15/50	122,320,000	99,915,372
1.375% due 08/15/50	111,940,000	94,401,275
1.625% due 11/15/50	77,750,000	69,853,516
1.875% due 02/15/51	67,140,000	64,097,719
2.000% due 02/15/50	18,130,000	17,816,974
2.375% due 05/15/51	23,780,000	25,394,439
3.625% due 02/15/44	4,510,000	5,830,760

		398,266,274

U.S. Treasury Inflation Protected Securities - 0.8%

0.750% due 02/15/42 ^	5,989,893	7,306,520
1.375% due 02/15/44 ^ ‡	8,167,772	11,287,950
2.125% due 02/15/40 ^	13,451,655	20,076,521

		38,670,991

U.S. Treasury Notes - 6.7%

0.125% due 07/15/23	190,000	189,540
0.125% due 10/15/23	190,000	189,221
0.250% due 11/15/23	420,000	419,377
0.250% due 06/30/25	23,470,000	23,058,358
0.250% due 08/31/25	290,000	284,234
0.250% due 09/30/25	1,090,000	1,067,263
0.250% due 10/31/25	2,250,000	2,200,254
0.375% due 04/30/25	270,000	267,152
0.375% due 11/30/25	5,000,000	4,910,742
0.375% due 01/31/26	1,340,000	1,313,357
0.625% due 12/31/27	1,380,000	1,334,449
0.625% due 05/15/30	5,950,000	5,562,553
0.750% due 03/31/26	6,940,000	6,909,909
0.750% due 04/30/26	47,390,000	47,154,901
0.750% due 05/31/26	100,000	99,438
0.875% due 06/30/26	270,000	269,884
1.250% due 03/31/28	1,980,000	1,988,121
1.250% due 04/30/28	100,950,000	101,281,242
1.250% due 05/31/28	35,260,000	35,353,659
1.250% due 06/30/28	35,080,000	35,137,553
1.625% due 05/15/31	50,210,000	50,986,686

		319,977,893

Total U.S. Treasury Obligations (Cost $784,749,079)		756,915,158

FOREIGN GOVERNMENT BONDS & NOTES - 8.8%

Abu Dhabi Government (United Arab Emirates)
2.500% due 10/11/22 ~	3,650,000	3,753,952
3.125% due 09/30/49 ~	11,470,000	11,732,089
Argentine Bonos del Tesoro (Argentina) 16.000% due 10/17/23 Ω	ARS 20,030,000	72,433
Argentine Republic Government (Argentina)
0.125% due 07/09/30 §	$5,494,820	1,982,036
0.125% due 07/09/35 §	2,585,277	824,729
1.000% due 07/09/29	522,501	199,167
2.500% due 07/09/41 §	9,140,000	3,276,690
Brazil Notas do Tesouro Nacional Serie F (Brazil)
10.000% due 01/01/23	BRL 51,120,000	10,161,256
10.000% due 01/01/25	32,472,000	6,570,999
10.000% due 01/01/27	27,809,000	5,656,340
Brazilian Government (Brazil)
2.625% due 01/05/23	$660,000	681,047
4.625% due 01/13/28	2,620,000	2,835,927
5.000% due 01/27/45	4,870,000	4,941,954
5.625% due 01/07/41	3,690,000	4,024,425
5.625% due 02/21/47	7,120,000	7,776,998

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
China Government (China)
3.310% due 11/30/25 ~	CNY 109,500,000	$17,454,383
3.380% due 11/21/24 ~	17,000,000	2,699,894
3.390% due 05/21/25 ~	20,500,000	3,265,146
Colombia Government (Colombia)
3.250% due 04/22/32	$2,720,000	2,670,931
4.125% due 02/22/42	2,740,000	2,675,610
5.625% due 02/26/44	3,880,000	4,406,904
Egypt Government (Egypt) 5.577% due 02/21/23 ~	2,250,000	2,368,181
Indonesia Government (Indonesia)
3.500% due 01/11/28	530,000	579,821
3.750% due 04/25/22 ~	1,490,000	1,530,833
3.850% due 07/18/27 ~	1,190,000	1,328,255
4.350% due 01/11/48	2,260,000	2,571,941
4.750% due 02/11/29	5,300,000	6,236,816
4.750% due 07/18/47 ~	400,000	477,637
5.125% due 01/15/45 ~	2,540,000	3,150,843
5.250% due 01/08/47 ~	1,590,000	2,027,556
5.375% due 10/17/23 ~	400,000	444,814
5.875% due 01/15/24 ~	973,000	1,100,152
Indonesia Treasury (Indonesia)
6.500% due 02/15/31	IDR 437,967,000,000	30,017,352
7.000% due 05/15/27	236,437,000,000	17,310,450
Israel Government International (Israel) 2.750% due 07/03/30	$1,680,000	1,795,398
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,909,771,512	17,560,031
Kenya Government (Kenya)
6.300% due 01/23/34 ~	$3,210,000	3,216,019
6.875% due 06/24/24 ~	990,000	1,091,267
7.250% due 02/28/28 ~	1,210,000	1,339,893
Kuwait International Government Bond (Kuwait) 3.500% due 03/20/27 ~	3,530,000	3,943,328
Mexican Bonos (Mexico)
7.750% due 11/23/34	MXN 171,270,000	9,073,856
7.750% due 11/13/42	691,077,500	35,668,908
8.000% due 11/07/47	907,490,000	48,062,704
8.500% due 05/31/29	229,220,000	12,664,892
10.000% due 12/05/24	109,240,000	6,123,782
Mexico Government (Mexico)
4.600% due 02/10/48	$6,610,000	7,115,434
5.750% due 10/12/10	1,450,000	1,738,071
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~	1,440,000	1,530,563
7.143% due 02/23/30 ~	1,110,000	1,174,527
Panama Government (Panama)
2.252% due 09/29/32	2,880,000	2,767,824
4.500% due 04/01/56	1,930,000	2,188,601
Peruvian Government (Peru)
2.783% due 01/23/31	3,650,000	3,727,599
5.625% due 11/18/50	2,350,000	3,241,566
Provincia de Buenos Aires (Argentina)
6.500% due 02/15/23 ~	2,060,000	916,721
7.875% due 06/15/27 ~	1,770,000	800,943
Qatar Government (Qatar)
4.000% due 03/14/29 ~	2,980,000	3,435,672
4.400% due 04/16/50 ~	1,990,000	2,426,745
4.817% due 03/14/49 ~	6,660,000	8,591,926
Republic of Poland Government (Poland) 4.000% due 01/22/24	4,710,000	5,130,047
Russian Federal (Russia)
6.900% due 05/23/29	RUB 1,033,350,000	14,078,855
7.000% due 01/25/23	198,150,000	2,724,376
7.000% due 08/16/23	234,570,000	3,226,496
7.050% due 01/19/28	656,291,000	9,040,885
7.250% due 05/10/34	41,210,000	571,586
7.650% due 04/10/30	1,343,710,000	19,130,204

	Principal Amount	Value
7.700% due 03/16/39	RUB 690,870,000	$10,000,680
8.150% due 02/03/27	458,179,000	6,625,760
State of Israel (Israel) 3.375% due 01/15/50	$990,000	1,059,874

Total Foreign Government Bonds & Notes (Cost $430,239,981)		418,592,594

SHORT-TERM INVESTMENTS - 2.7%

Mortgage-Backed Securities - 0.3%

MRA Issuance Trust 1.842% (USD LIBOR + 1.750%) due 10/08/21 § ~	7,000,000	7,006,163
1.842% (USD LIBOR + 1.750%) due 02/16/22 § ~	8,960,000	8,970,078

		15,976,241

Repurchase Agreement - 2.4%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $116,158,794; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $118,481,976)	116,158,794	116,158,794

U.S. Government Agency Issue - 0.0%

Federal Home Loan Bank 0.046% due 10/15/21	550,000	549,935

Total Short-Term Investments (Cost $132,668,721)		132,684,970

TOTAL INVESTMENTS - 99.5% (Cost $4,602,990,669)		4,748,242,462

DERIVATIVES - 0.9%		42,804,956

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(17,436,910)

NET ASSETS - 100.0%		$4,773,610,508

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	37.7%
Mortgage-Backed Securities	24.8%
U.S. Treasury Obligations	15.9%
Foreign Government Bonds & Notes	8.8%
Senior Loan Notes	6.0%
Asset-Backed Securities	3.1%
Others (each less than 3.0%)	3.2%

	99.5%
Derivatives	0.9%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

(b)

As of June 30, 2021, an investment with a value of $3,316,826 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(c)

An investment with a value of $72,433 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(d)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	09/21	920	$71,197,152	$68,981,600	($2,215,552)
Australia Treasury 10-Year Bonds	09/21	543	57,353,822	57,495,393	141,571
CAD FX	09/21	637	52,706,834	51,354,940	(1,351,894)
CHF FX	09/21	51	7,133,753	6,897,113	(236,640)
EUR FX	09/21	877	133,895,883	130,070,063	(3,825,820)
Euro-Bobl	09/21	53	8,418,130	8,430,624	12,494
Euro-OAT	09/21	197	36,730,468	37,150,595	420,127
Eurodollar	03/22	7,830	1,952,426,943	1,953,585,000	1,158,057
Eurodollar	09/23	229	56,715,243	56,677,500	(37,743)
Eurodollar	12/23	5,569	1,377,093,844	1,376,587,187	(506,657)
GBP FX	09/21	340	30,043,170	29,335,625	(707,545)
JPY FX	09/21	344	39,290,915	38,730,100	(560,815)
Long Gilt	09/21	17	2,977,641	3,012,412	34,771
MXN FX	09/21	1,180	29,666,575	29,323,000	(343,575)
RUB FX	09/21	136	4,640,827	4,591,700	(49,127)
U.S. Treasury 5-Year Notes	09/21	10,273	1,270,456,885	1,267,993,185	(2,463,700)
U.S. Treasury 30-Year Bonds	09/21	1,752	273,795,096	281,634,000	7,838,904
U.S. Treasury Ultra Long Bonds	09/21	2,246	413,611,179	432,776,125	19,164,946

					16,471,802

Short Futures Outstanding
Euro-Bund	09/21	1,420	288,090,652	290,634,708	(2,544,056)
Euro-Buxl	09/21	127	29,834,502	30,605,966	(771,464)
Eurodollar	09/21	1,541	384,745,939	384,710,650	35,289
Eurodollar	12/21	4,587	1,142,981,150	1,144,399,163	(1,418,013)
Japan 10-Year Bonds	09/21	68	92,670,558	92,847,743	(177,185)
U.S. Treasury 2-Year Notes	09/21	1,025	226,139,468	225,828,320	311,148
U.S. Treasury 10-Year Notes	09/21	4,251	560,866,734	563,257,500	(2,390,766)
U.S. Treasury Ultra 10-Year Notes	09/21	780	112,287,366	114,818,437	(2,531,071)

					(9,486,118)

Total Futures Contracts					$6,985,684

(e)	Forward foreign currency contracts outstanding as of June 30, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	1,576,634	USD	1,206,812	07/21	CIT	$-	($24,311)
BRL	17,700,000	USD	3,160,037	07/21	CIT	392,067	-
BRL	48,585,838	USD	8,520,223	07/21	MSC	1,230,169	-
CAD	133,808,353	USD	106,884,567	07/21	CIT	1,058,997	-
EUR	5,835,000	USD	7,110,356	07/21	CIT	-	(189,044)
GBP	14,402,011	USD	19,789,731	07/21	GSC	133,602	-
IDR	1,107,727,875,147	USD	75,453,162	07/21	JPM	497,161	-
INR	764,390,530	USD	10,277,520	07/21	CIT	-	(16,584)
JPY	3,707,031,288	USD	33,733,405	07/21	MSC	-	(360,726)
RUB	2,569,200,000	USD	32,863,045	07/21	CIT	2,168,855	-
RUB	2,161,645,764	USD	27,582,788	07/21	GSC	1,891,974	-
USD	13,213,519	BRL	67,830,280	07/21	GSC	-	(398,921)
USD	6,846,483	CHF	6,375,000	07/21	JPM	-	(46,688)
USD	26,118,639	CNH	172,194,963	07/21	JPM	-	(478,156)
USD	113,348,047	EUR	94,969,433	07/21	BNP	697,991	-
USD	61,091,787	EUR	51,281,000	07/21	CIT	263,714	-
USD	20,458,803	GBP	14,513,292	07/21	MSC	381,526	-
USD	5,262,931	IDR	76,428,282,009	07/21	BOA	22,697	-
USD	25,990,262	IDR	373,015,033,638	07/21	JPM	414,836	-
USD	3,853,962	MXN	77,639,255	07/21	BOA	-	(32,709)
USD	2,335,568	MXN	46,297,971	07/21	BOA	17,862	-
USD	52,250,797	MXN	1,064,255,430	07/21	CIT	-	(1,026,518)
USD	5,223,781	MXN	103,415,193	07/21	CIT	46,750	-
USD	5,855,651	MXN	117,575,509	07/21	GSC	-	(30,256)
USD	1,297,166	MXN	25,641,209	07/21	GSC	13,551	-
USD	2,619,553	RUB	189,340,000	07/21	CIT	37,839	-
USD	4,083,876	RUB	295,010,000	07/21	GSC	61,317	-
ZAR	107,540,000	USD	7,305,210	07/21	CIT	209,733	-

Total Forward Foreign Currency Contracts						$9,540,641	($2,603,913)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(f)	Purchased options outstanding as of June 30, 2021 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - EUR versus USD	$1.19	07/06/21	BNP	$46,895,204	$571,324	$117,285
Put - JPY versus USD	JPY 107.45	07/08/21	CIT	46,740,000	282,543	327
Put - EUR versus USD	$1.21	07/20/21	GSC	18,590,000	220,849	12,028
Put - NOK versus USD	NOK 8.13	08/05/21	GSC	16,800,000	161,650	7,611
Put - NOK versus USD	8.14	08/09/21	CIT	15,900,000	148,506	9,890
Put - EUR versus USD	$1.23	08/11/21	BNP	48,710,000	355,997	11,544
Put - NOK versus USD	NOK 8.21	08/13/21	CIT	15,860,000	137,982	19,254
Put - EUR versus USD	$1.22	08/19/21	GSC	49,940,000	615,261	36,306

					$2,494,112	$214,245

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - EUR FX (07/21)	$1.22	07/09/21	CME	17	$2,581,875	$11,305	$106
Call - U.S. Treasury 10-Year Notes (08/21)	132.25	07/23/21	CME	24	3,174,000	11,667	16,125
Call - U.S. Treasury 30-Year Bonds (08/21)	159.00	07/23/21	CME	30	4,770,000	43,552	71,250
Call - U.S. Treasury 30-Year Bonds (08/21)	160.00	07/23/21	CME	5	800,000	6,259	8,672
Call - U.S. Treasury 30-Year Bonds (08/21)	160.50	07/23/21	CME	48	7,704,000	62,333	69,750
Call - EUR FX (08/21)	1.19	08/06/21	CME	16	2,380,000	15,840	13,800
Call - AUD FX (08/21)	75.00	08/06/21	CME	33	2,475,000	27,472	27,060
Call - JPY FX (08/21)	90.50	08/06/21	CME	16	1,810,000	12,240	1
Call - GBP FX (08/21)	139.00	08/06/21	CME	65	5,646,875	31,831	29,250

						222,499	236,014

Put - AUD FX (07/21)	77.00	07/09/21	CME	17	1,309,000	12,452	34,680
Put - U.S. Treasury 10-Year Notes (08/21)	132.00	07/23/21	CME	23	3,036,000	11,540	7,547
Put - U.S. Treasury 30-Year Bonds (08/21)	160.00	07/23/21	CME	47	7,520,000	67,394	46,265
Put - U.S. Treasury 30-Year Bonds (08/21)	160.50	07/23/21	CME	29	4,654,500	35,847	34,891
Put - AUD FX (08/21)	75.00	08/06/21	CME	16	1,200,000	13,160	13,440
Put - U.S. Treasury 10-Year Notes (09/21)	132.00	08/27/21	CME	24	3,168,000	19,167	16,125

						159,560	152,948

Total Options on Futures						$382,059	$388,962

Total Purchased Options						$2,876,171	$603,207

(g) Premiums received and value of written options outstanding as of June 30, 2021 were as follows:

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (07/21)	$132.25	07/02/21	CME	71	$9,389,750	$16,315	($28,844)
Call - U.S. Treasury 30-Year Bonds (07/21)	159.00	07/02/21	CME	71	11,289,000	44,799	(129,797)
Call - U.S. Treasury 30-Year Bonds (07/21)	160.00	07/02/21	CME	48	7,680,000	19,792	(48,750)
Call - U.S. Treasury 30-Year Bonds (07/21)	161.00	07/02/21	CME	35	5,635,000	8,143	(16,406)
Call - AUD FX (07/21)	79.00	07/09/21	CME	17	1,343,000	9,537	(85)
Call - CAD FX (07/21)	83.00	07/09/21	CME	185	15,355,000	120,817	(925)
Call - CAD FX (07/21)	83.50	07/09/21	CME	46	3,841,000	22,885	(230)
Call - GBP FX (07/21)	142.00	07/09/21	CME	69	6,123,750	47,265	(431)
Call - GBP FX (07/21)	142.50	07/09/21	CME	46	4,096,875	34,672	(287)
Call - U.S. Treasury 5-Year Notes (08/21)	123.50	07/23/21	CME	240	29,640,000	63,804	(58,125)
Call - U.S. Treasury 10-Year Notes (08/21)	132.00	07/23/21	CME	192	25,344,000	118,918	(159,000)
Call - U.S. Treasury 10-Year Notes (08/21)	132.50	07/23/21	CME	1,099	145,617,500	460,771	(583,844)
Call - U.S. Treasury 10-Year Notes (08/21)	133.00	07/23/21	CME	237	31,521,000	78,465	(74,063)
Call - U.S. Treasury 10-Year Notes (08/21)	133.50	07/23/21	CME	77	10,279,500	26,945	(13,234)
Call - U.S. Treasury 30-Year Bonds (08/21)	161.00	07/23/21	CME	70	11,270,000	96,254	(84,219)
Call - U.S. Treasury 30-Year Bonds (08/21)	161.50	07/23/21	CME	25	4,037,500	17,972	(25,000)
Call - U.S. Treasury 30-Year Bonds (08/21)	162.00	07/23/21	CME	140	22,680,000	182,508	(113,750)
Call - U.S. Treasury 30-Year Bonds (08/21)	163.00	07/23/21	CME	1	163,000	561	(531)
Call - CAD FX (08/21)	82.00	08/06/21	CME	23	1,886,000	9,142	(4,140)
Call - U.S. Treasury 30-Year Bonds (09/21)	160.00	08/27/21	CME	59	9,440,000	96,695	(151,188)
Call - U.S. Treasury 30-Year Bonds (09/21)	162.00	08/27/21	CME	48	7,776,000	66,354	(77,250)
Call - U.S. Treasury 30-Year Bonds (09/21)	165.00	08/27/21	CME	94	15,510,000	59,150	(70,500)
Call - Eurodollar Midcurve 2-Year (12/21)	99.13	12/10/21	CME	168	41,632,500	58,447	(31,500)
Call - Eurodollar Midcurve 2-Year (12/21)	99.25	12/10/21	CME	119	29,526,875	29,500	(11,900)

						1,689,711	(1,683,999)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - EUR FX (07/21)	$1.19	07/09/21	CME	33	$4,908,750	$23,005	($26,400)
Put - CAD FX (07/21)	82.50	07/09/21	CME	66	5,445,000	38,115	(124,740)
Put - U.S. Treasury 5-Year Notes (08/21)	123.00	07/23/21	CME	144	17,712,000	33,220	(18,000)
Put - U.S. Treasury 5-Year Notes (08/21)	123.25	07/23/21	CME	121	14,913,250	40,439	(25,524)
Put - U.S. Treasury 5-Year Notes (08/21)	123.75	07/23/21	CME	120	14,850,000	22,292	(54,375)
Put - U.S. Treasury 30-Year Bonds (08/21)	157.00	07/23/21	CME	19	2,983,000	13,327	(4,156)
Put - U.S. Treasury 30-Year Bonds (08/21)	158.00	07/23/21	CME	141	22,278,000	104,975	(52,875)
Put - EUR FX (08/21)	1.18	08/06/21	CME	33	4,867,500	25,917	(23,925)
Put - Eurodollar Midcurve 2-Year (12/21)	98.75	12/10/21	CME	159	39,253,125	83,279	(55,650)

						384,569	(385,645)

Total Written Options						$2,074,280	($2,069,644)

(h)	Swap agreements outstanding as of June 30, 2021 were as follows:

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG36 5Y	Q	1.000%	06/20/26	ICE	$598,071,000	$15,331,330	$13,237,490	$2,093,840
CDX HY36 5Y	Q	5.000%	06/20/26	ICE	84,400,000	8,719,864	7,184,997	1,534,867

						$24,051,194	$20,422,487	$3,628,707

Total Credit Default Swaps						$24,051,194	$20,422,487	$3,628,707

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.024%	Brazil CETIP Interbank	Z/Z	CIT	01/04/27	BRL 159,667,000	($147,891)	$64,849	($212,740)
7.044%	Brazil CETIP Interbank	Z/Z	JPM	01/04/27	38,100,000	(28,437)	-	(28,437)

						(176,328)	64,849	(241,177)

			Exchange

0.190%	3-Month USD-LIBOR	S/Q	CME	06/15/22	$158,541,000	34,224	(715)	34,939
0.820%	3-Month USD-LIBOR	S/Q	CME	06/04/24	423,037,000	(692,639)	-	(692,639)
1.100%	3-Month USD-LIBOR	S/Q	CME	12/18/25	239,251,000	(1,058,423)	-	(1,058,423)
7.450%	28-Day MXN TIIE	L/L	CME	07/18/29	MXN 571,270,000	1,056,108	240,738	815,370
7.440%	28-Day MXN TIIE	L/L	CME	07/20/29	594,730,000	1,148,487	303,480	845,007

						487,757	543,503	(55,746)

Total Interest Rate Swaps – Long						$311,429	$608,352	($296,923)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.260%	1-Day U.S. Fed Funds	A/A	CME	05/15/27	$157,386,000	$5,587,125	($528,301)	$6,115,426
0.450%	3-Month USD-LIBOR	S/Q	CME	05/15/27	117,785,000	4,157,662	(318,703)	4,476,365
1.250%	3-Month USD-LIBOR	S/Q	CME	02/15/28	69,520,000	(427,640)	69,561	(497,201)
1.350%	3-Month USD-LIBOR	S/Q	CME	02/15/28	129,625,000	(1,636,975)	(127,052)	(1,509,923)
0.560%	1-Day U.S. SOFR	A/A	CME	07/20/45	43,710,000	8,259,126	379,274	7,879,852
0.740%	1-Day U.S. SOFR	A/A	CME	08/19/45	19,420,000	2,837,202	-	2,837,202

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.800%	3-Month USD-LIBOR	S/Q	CME	11/15/45	$260,000	$50,496	$11,906	$38,590
0.641%	6-Month JPY-LIBOR	S/S	CME	05/09/46	JPY 2,649,800,000	(1,194,821)	-	(1,194,821)
1.000%	3-Month USD-LIBOR	S/Q	CME	02/15/47	$43,601,000	6,853,148	528,418	6,324,730
1.200%	3-Month USD-LIBOR	S/Q	CME	02/15/47	8,648,000	979,102	47,635	931,467
1.225%	3-Month USD-LIBOR	S/Q	CME	02/15/47	4,163,000	448,445	4,050	444,395
1.600%	3-Month USD-LIBOR	S/Q	CME	02/15/47	10,766,000	293,797	63,389	230,408
1.729%	1-Day U.S. SOFR	A/A	CME	02/15/47	6,755,000	(289,652)	-	(289,652)
2.000%	3-Month USD-LIBOR	S/Q	CME	02/15/47	15,646,000	(867,292)	282,389	(1,149,681)
0.900%	3-Month USD-LIBOR	S/Q	CME	03/17/50	43,314,000	8,583,290	8,389,020	194,270
1.200%	3-Month USD-LIBOR	S/Q	CME	10/07/50	22,220,000	2,875,988	112,662	2,763,326
2.000%	3-Month USD-LIBOR	S/Q	CME	06/03/51	1,936,000	(122,073)	20,134	(142,207)
2.050%	3-Month USD-LIBOR	S/Q	CME	06/07/51	5,806,000	(436,075)	(726)	(435,349)

						$35,950,853	$8,933,656	$27,017,197

Total Interest Rate Swaps						$36,262,282	$9,542,008	$26,720,274

Total Swap Agreements						$60,313,476	$29,964,495	$30,348,981

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$64,849	$-
Liabilities	-	(241,177)
Centrally Cleared Swap Agreements (1)
Assets	30,875,143	37,560,054
Liabilities	(975,497)	(6,969,896)

	$29,964,495	$30,348,981

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,801,989,544	$-	$1,801,989,544	$-
	Senior Loan Notes	284,544,463	-	284,544,463	-
	Mortgage-Backed Securities	1,180,920,045	-	1,180,920,045	-
	Asset-Backed Securities	149,646,565	-	145,496,257	4,150,308
	U.S. Government Agency Issue	22,949,123	-	22,949,123	-
	U.S. Treasury Obligations	756,915,158	-	756,915,158	-
	Foreign Government Bonds & Notes	418,592,594	-	418,592,594	-
	Short-Term Investments	132,684,970	-	132,684,970	-
	Derivatives:
	Credit Contracts		-		-
	Swaps	3,628,707	-	3,628,707	-
	Foreign Currency Contracts				-
	Forward Foreign Currency Contracts	9,540,641	-	9,540,641	-
	Purchased Options	332,582	-	332,582	-

	Total Foreign Currency Contracts	9,873,223	-	9,873,223	-

	Interest Rate Contracts				-
	Futures	29,117,307	29,117,307	-	-
	Purchased Options	270,625	-	270,625	-
	Swaps	33,931,347	-	33,931,347	-

	Total Interest Rate Contracts	63,319,279	29,117,307	34,201,972	-

	Total Asset-Derivatives	76,821,209	29,117,307	47,703,902	-

	Total Assets	4,825,063,671	29,117,307	4,791,796,056	4,150,308

Liabilities	Derivatives:
	Foreign Currency Contracts				-
	Futures	(9,290,968)	(9,290,968)	-	-
	Forward Foreign Currency Contracts	(2,603,913)	-	(2,603,913)	-
	Written Options	(181,163)	-	(181,163)	-

	Total Foreign Currency Contracts	(12,076,044)	(9,290,968)	(2,785,076)	-

	Interest Rate Contracts				-
	Futures	(12,840,655)	(12,840,655)	-	-
	Written Options	(1,888,481)	-	(1,888,481)	-
	Swaps	(7,211,073)	-	(7,211,073)	-

	Total Interest Rate Contracts	(21,940,209)	(12,840,655)	(9,099,554)	-

	Total Liabilities-Derivatives	(34,016,253)	(22,131,623)	(11,884,630)	-

	Total Liabilities	(34,016,253)	(22,131,623)	(11,884,630)	-

	Total	$4,791,047,418	$6,985,684	$4,779,911,426	$4,150,308

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 1.3%

SPDR Blackstone Senior Loan	113,070	$5,234,011

Total Exchange-Traded Fund (Cost $5,015,377)		5,234,011

	Principal Amount

CORPORATE BONDS & NOTES - 3.9%

Communications - 0.3%

CommScope Inc 5.500% due 03/01/24 ~	$1,200,000	1,238,100
iHeartCommunications Inc 8.375% due 05/01/27	1	1

		1,238,101

Consumer, Cyclical - 1.6%

American Airlines Inc 11.750% due 07/15/25 ~	1,000,000	1,256,250
Carnival Corp 9.875% due 08/01/27 ~	1,500,000	1,753,147
eG Global Finance PLC (United Kingdom)
6.750% due 02/07/25 ~	2,750,000	2,846,965
8.500% due 10/30/25 ~	500,000	530,548

		6,386,910

Consumer, Non-Cyclical - 0.8%

Allied Universal Holdco LLC 4.625% due 06/01/28 ~	3,000,000	3,014,580

Industrial - 1.2%

TransDigm Inc 6.250% due 03/15/26 ~	4,500,000	4,753,125

Total Corporate Bonds & Notes (Cost $14,985,645)		15,392,716

SENIOR LOAN NOTES - 95.0%

Basic Materials - 2.5%

Allnex & CY SCA Term B2 4.000% (USD LIBOR + 3.250%) due 09/13/23 §	831,153	831,673
Allnex USA Inc Term B3 4.000% (USD LIBOR + 3.250%) due 09/13/23 §	626,196	626,587
ASP Unifrax Holdings Inc Term B 3.868% (USD LIBOR + 3.750%) due 12/14/25 §	3,067,568	3,033,696
Lonza Group AG Term B (Switzerland) 4.750% (USD LIBOR + 4.000%) due 05/14/28 §	3,500,000	3,506,125
U.S. Silica Co Term B 5.000% (USD LIBOR + 4.000%) due 05/01/25 §	1,812,722	1,738,272

		9,736,353

Communications - 6.4%

Arches Buyer Inc 3.750% (USD LIBOR + 3.250%) due 12/06/27 §	2,238,750	2,236,885

	Principal Amount	Value
Clear Channel Outdoor Holdings Inc Term B 3.592% (USD LIBOR + 3.500%) due 08/21/26 §	$5,864,879	$5,733,834
CNT Holdings I Corp (2nd Lien) 7.500% (USD LIBOR + 6.750%) due 11/06/28 § ±	3,000,000	3,052,500
Term B 4.500% (USD LIBOR + 3.750%) due 11/08/27 §	3,156,116	3,162,279
MetroNet Systems Holdings LLC Term B 4.500% (USD LIBOR + 3.750%) due 06/02/28 §	1,125,000	1,126,640
MTN Infrastructure TopCo Inc Term B 4.000% - 5.000% (USD LIBOR + 3.000%, 4.000%) due 11/17/24 §	4,963,270	4,971,903
Proofpoint Inc (1st Lien) due 06/09/28 µ	3,000,000	2,987,343
Pug LLC Term B 3.573% (USD LIBOR + 3.500%) due 02/13/27 §	2,203,514	2,159,444

		25,430,828

Consumer, Cyclical - 15.9%

Alterra Mountain Co Term B 5.500% (USD LIBOR + 4.500%) due 08/01/26 §	3,709,940	3,729,648
American Airlines Inc 5.500% (USD LIBOR + 4.750%) due 04/20/28 §	1,375,000	1,435,156
BCPE Empire Holdings Inc 5.000% (USD LIBOR + 4.250%) due 06/12/26 §	1,246,875	1,249,992
Birkenstock GmbH & Co. KG Term B (Germany) 4.250% (USD LIBOR + 3.750%) due 04/28/28 §	250,000	250,125
Caesars Resort Collection LLC Term B 2.884% (USD LIBOR + 2.750%) due 12/22/24 §	906,770	900,017
Carnival Corp Term B 3.750% (USD LIBOR + 3.000%) due 06/30/25 §	3,220,291	3,301,803
ClubCorp Holdings Inc Term B 2.934% (USD LIBOR + 2.750%) due 09/18/24 §	3,418,216	3,291,219
Core & Main LP Term B 4.000% (USD LIBOR + 3.000%) due 08/01/24 §	5,540,116	5,544,731
Curium BidCo SARL Term B (Luxembourg) 5.000% (USD LIBOR + 4.250%) due 09/10/27 § ±	2,238,750	2,247,145
Diamond Resorts International Inc Term B 4.750% (USD LIBOR + 3.750%) due 09/02/23 § µ	5,476,851	5,483,012
First Brands International Inc Term B 6.000% (USD LIBOR + 5.000%) due 03/24/27 §	1,496,250	1,515,888
Golden Nugget Inc Term B 3.250% (USD LIBOR + 2.500%) due 10/04/23 §	2,977,127	2,958,053
Great Outdoors Group LLC Term B1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	3,482,500	3,507,685
Hilton Grand Vacations Borrower LLC Term B 3.500% (USD LIBOR + 3.000%) due 05/20/28 §	2,000,000	2,003,438

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
K-MAC Holdings Corp (2nd Lien) 6.875% (USD LIBOR + 6.750%) due 03/16/26 §	$1,700,000	$1,707,437
7.250% (USD LIBOR + 6.750%) due 06/23/29 §	750,000	757,734
LBM Acquisition LLC Term B2 due 12/17/27 µ	833,333	827,431
4.500% (USD LIBOR + 3.750%) due 12/18/27 §	1,666,667	1,654,862
Motion Finco SARL (United Kingdom) Term B1 3.351% (USD LIBOR + 3.250%) due 11/04/26 §	2,192,997	2,128,350
Term B2 3.351% (USD LIBOR + 3.250%) due 11/04/26 §	285,814	277,388
PetSmart Inc Term B 4.500% (USD LIBOR + 3.750%) due 02/12/28 §	2,250,000	2,254,219
Playa Resorts Holding BV Term B 3.750% (USD LIBOR + 2.750%) due 04/27/24 §	2,056,886	1,980,395
SeaWorld Parks & Entertainment Inc Term B5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	2,942,056	2,922,356
SRS Distribution Inc Term B 4.250% (USD LIBOR + 3.750%) due 06/02/28 §	5,500,000	5,502,150
Tecta America Corp 5.000% (USD LIBOR + 4.250%) due 04/09/28 § ±	750,000	752,344
The Michaels Cos Inc 5.000% (USD LIBOR + 4.250%) due 04/15/28 §	2,250,000	2,262,188
United Airlines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	2,493,750	2,529,376

		62,974,142

Consumer, Non-Cyclical - 22.8%

Accelerated Health Systems LLC Term B 3.676% (USD LIBOR + 3.500%) due 11/01/25 §	731,250	730,336
Aldevron LLC (2nd Lien) 7.620% (USD LIBOR + 7.500%) due 10/11/27 §	975,000	977,438
Term B 4.250% (USD LIBOR + 3.250%) due 10/11/26 §	1,240,578	1,242,387
Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 §	5,179,451	5,201,230
Alphabet Holding Co Inc (2nd Lien) 7.897% (USD LIBOR + 7.750%) due 08/15/25 §	2,515,625	2,526,108
American Residential Services LLC Term B 4.250% (USD LIBOR + 3.500%) due 10/15/27 §	2,238,750	2,240,149
CoreLogic Inc Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 §	4,250,000	4,248,007
Ensemble RCM LLC Term B 3.926% (USD LIBOR + 3.750%) due 08/01/26 §	2,487,342	2,491,488
Gainwell Acquisition Corp Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 §	4,861,535	4,882,804

	Principal Amount	Value
Heartland Dental LLC 3.926% (USD LIBOR + 3.500%) due 04/30/25 §	$4,869,274	$4,820,961
Term B 4.093% (USD LIBOR + 4.000%) due 04/30/25 §	1,500,000	1,498,875
ICON Luxembourg SARL (Ireland) 3.000% (USD LIBOR + 2.500%) due 07/03/28 §	2,000,000	2,006,250
Jazz Financing Lux SARL Term B 4.000% (USD LIBOR + 3.500%) due 04/22/28 §	2,750,000	2,763,505
Mallinckrodt International Finance SA Term B 3.500% (USD LIBOR + 2.750%) due 09/24/24 § Y µ	1,866,586	1,811,367
Mavis Tire Express Services Corp 4.750% (USD LIBOR + 4.000%) due 05/04/28 §	3,250,000	3,265,743
Midwest Veterinary Partners LLC 4.750% (USD LIBOR + 4.000%) due 04/26/28 § ±	1,000,000	1,003,125
Mister Car Wash Holdings Inc 3.351% (USD LIBOR + 3.250%) due 05/14/26 §	353,977	352,993
PAREXEL International Corp Term B 2.896% (USD LIBOR + 2.750%) due 09/27/24 §	1,931,263	1,922,210
Pathway Vet Alliance LLC 3.851% (USD LIBOR + 3.750%) due 03/31/27 §	5,945,378	5,941,663
PetVet Care Centers LLC (2nd Lien) 6.405% (USD LIBOR + 6.250%) due 02/15/26 §	2,750,000	2,760,312
Term B 3.410% (USD LIBOR + 3.250%) due 02/14/25 §	4,627,967	4,575,181
Term B3 4.250% (USD LIBOR + 3.500%) due 02/15/25 §	1,937,620	1,944,887
Precision Medicine Group LLC Term B 3.750% (USD LIBOR + 3.000%) due 11/20/27 §	5,377,745	5,372,141
Shearer’s Foods Inc Term B 4.250% (USD LIBOR + 3.500%) due 09/23/27 §	1,491,256	1,494,984
Snacking Investments US LLC Term B (Australia) 5.000% (USD LIBOR + 4.000%) due 12/01/26 §	1,651,184	1,660,472
Spin Holdco Inc Term B 4.750% (USD LIBOR + 4.000%) due 03/04/28 §	2,244,375	2,248,583
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.500% (USD LIBOR + 3.750%) due 10/02/26 §	6,065,312	6,091,884
Team Health Holdings Inc Term B 3.750% (USD LIBOR + 2.750%) due 02/06/24 §	3,849,716	3,746,597
The Hertz Corp Term B 4.000% (USD LIBOR + 3.500%) due 06/14/28 §	1,051,780	1,051,780
Term C 4.000% (USD LIBOR + 3.500%) due 06/14/28 §	198,220	198,220
WCG Purchaser Corp Term B 5.000% (USD LIBOR + 4.000%) due 01/08/27 § µ	4,160,875	4,179,079

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
VetCor Professional Practices LLC 3.146% (USD LIBOR + 3.000%) due 07/02/25 §	$4,848,641	$4,800,155

		90,050,914

Energy - 3.6%

BCP Raptor II LLC Term B 4.926% (USD LIBOR + 4.750%) due 11/03/25 § µ	2,244,025	2,202,299
BCP Raptor LLC 5.250% (USD LIBOR + 4.250%) due 06/30/24 § µ	4,111,282	4,076,591
Brazos Delaware II LLC Term B 4.131% (USD LIBOR + 4.000%) due 05/29/25 §	2,234,772	2,182,628
CQP Holdco LP Term B 4.250% (USD LIBOR + 3.750%) due 06/04/28 §	1,500,000	1,496,016
ITT Holdings LLC 3.250% (USD LIBOR + 2.750%) due 07/30/28 § ±	1,000,000	1,000,000
Traverse Midstream Partners LLC Term B 6.500% (USD LIBOR + 5.500%) due 09/27/24 §	3,412,981	3,434,312

		14,391,846

Financial - 7.2%

Acrisure LLC Term B 3.573% (USD LIBOR + 3.500%) due 02/15/27 §	3,692,599	3,657,519
Alliant Holdings Intermediate LLC Term B3 4.250% (USD LIBOR + 3.750%) due 11/06/27 § µ	1,247,376	1,250,982
AssuredPartners Inc Term B 3.573% - 5.500% (USD LIBOR + 3.500%, 4.500%) due 02/13/27 §	2,555,095	2,548,214
Brookfield Property REIT Inc Term A2 3.141% (USD LIBOR + 2.500%) due 08/24/23 §	3,726,704	3,698,754
Cushman & Wakefield U.S. Borrower LLC Term B 2.851% (USD LIBOR + 2.750%) due 08/21/25 §	225,626	224,047
Deerfield Dakota Holding LLC (2nd Lien) 7.500% (USD LIBOR + 6.750%) due 04/14/28 § ±	4,375,000	4,495,313
HUB International Ltd Term B 2.846% (USD LIBOR + 3.000%) due 04/25/25 §	2,946,682	2,916,909
Term B3 4.000% (USD LIBOR + 3.250%) due 04/25/25 §	2,225,019	2,228,098
OneDigital Borrower LLC Term B 5.250% (USD LIBOR + 4.500%) due 11/16/27 §	3,140,566	3,158,232
Paysafe Holdings US Corp Term B1 3.250% (USD LIBOR + 2.750%) due 06/28/28 § ±	500,000	498,125
USI Inc Term B 3.131% (USD LIBOR + 3.000%) due 05/16/24 §	4,037,623	4,005,900

		28,682,093

Industrial - 17.0%

Aegion Corp 5.500% (USD LIBOR + 4.750%) due 05/17/28 §	750,000	759,375

	Principal Amount	Value
Brand Industrial Services Inc 5.250% (USD LIBOR + 4.250%) due 06/21/24 §	$1,830,918	$1,803,454
Brown Group Holding LLC Term B 3.250% (USD LIBOR + 2.750%) due 06/07/28 §	2,750,000	2,740,834
Dynasty Acquisition Co Inc 3.601% (USD LIBOR + 3.500%) due 04/08/26 §	3,300,676	3,217,472
Engineered Machinery Holdings Inc 4.000% - 5.250% (USD LIBOR + 3.250%, 4.250%) due 07/19/24 §	4,330,441	4,337,404
(2nd Lien) 7.250% (USD LIBOR + 6.500%) due 05/21/29 § ±	500,000	506,875
Filtration Group Corp Term B 3.145% (USD LIBOR + 3.000%) due 03/29/25 §	335,796	333,571
Graham Packaging Co Inc 3.750% (USD LIBOR + 3.000%) due 08/04/27 §	2,626,468	2,627,960
Ingram Micro Inc Term B 4.000% (USD LIBOR + 3.500%) due 04/01/28 §	1,500,000	1,504,844
Kenan Advantage Group Inc Term B1 4.500% (USD LIBOR + 3.750%) due 03/24/26 §	1,990,000	1,995,472
Klockner-Pentaplast of America Inc Term B (Luxembourg) 5.250% (USD LIBOR + 4.750%) due 02/09/26 § ±	3,615,938	3,643,057
LTI Holdings Inc Term B 3.628% (USD LIBOR + 3.500%) due 09/06/25 §	2,487,910	2,457,587
Madison IAQ LLC 3.750% (USD LIBOR + 3.250%) due 06/21/28 §	1,500,000	1,502,625
Mauser Packaging Solutions Holding Co Term B 3.391% (USD LIBOR + 3.250%) due 04/03/24 §	4,549,538	4,448,393
Osmose Utilities Services Inc 3.750% (USD LIBOR + 3.250%) due 06/17/28 §	1,000,000	998,125
PowerTeam Services LLC 4.500% (USD LIBOR + 3.500%) due 03/06/25 §	1,750,000	1,744,531
Pregis TopCo Corp 4.500% (USD LIBOR + 4.000%) due 08/01/26 §	750,000	751,719
Term B 4.101% (USD LIBOR + 4.000%) due 08/01/26 §	1,982,468	1,983,398
Pretium PKG Holdings Inc 4.750% (USD LIBOR + 4.000%) due 11/05/27 §	2,860,625	2,870,460
(2nd Lien) 9.000% (USD LIBOR + 8.250%) due 11/05/28 § ±	737,500	750,406
Pro Mach Group Inc Term B 2.873% - 4.500% (USD LIBOR + 2.750%, 3.500%) due 03/07/25 §	4,104,979	4,072,434
Proampac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	2,992,500	2,998,733
Quikrete Holdings Inc Term B1 3.101% (USD LIBOR + 3.000%) due 06/11/28 §	3,250,000	3,228,469

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Standard Aero Ltd 3.601% (USD LIBOR + 3.500%) due 04/08/26 §	$1,774,557	$1,729,824
Star US Bidco LLC Term B 5.250% (USD LIBOR + 4.250%) due 03/17/27 §	1,496,222	1,497,468
Tamko Building Products LLC Term B 3.086% (USD LIBOR + 3.000%) due 05/31/26 §	2,487,342	2,487,342
The Hillman Group Inc Term B 4.131% (USD LIBOR + 3.500%) due 05/31/25 §	5,384,614	5,380,576
Tiger Acquisition LLC 3.750% (USD LIBOR + 3.250%) due 06/01/28 §	1,000,000	998,542
TransDigm Inc Term G 2.351% (USD LIBOR + 2.250%) due 08/22/24 §	1,427,040	1,411,357
Watlow Electric Manufacturing Co Term B 4.500% (USD LIBOR + 4.000%) due 03/02/28 §	1,496,250	1,501,861
WP CPP Holdings LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/30/25 §	1,033,667	1,013,425

		67,297,593

Technology - 18.3%

Applied Systems Inc (2nd Lien) 6.250% (USD LIBOR + 5.500%) due 09/19/25 §	3,585,850	3,645,913
Term B 3.500% (USD LIBOR + 3.000%) due 09/19/24 §	7,943,315	7,937,644
Athenahealth Inc Term B1 4.351% (USD LIBOR + 4.250%) due 02/11/26 §	944,716	950,916
BY Crown Parent LLC Term B 4.000% (USD LIBOR + 3.000%) due 01/30/26 §	670,509	671,347
Epicor Software Corp (2nd Lien) 8.750% (USD LIBOR + 7.750%) due 07/31/28 §	2,125,000	2,204,025
Term B 4.000% (USD LIBOR + 3.250%) due 07/31/27 §	6,998,968	6,997,379
Finastra USA Inc Term B 4.500% (USD LIBOR + 3.500%) due 06/13/24 §	6,934,264	6,832,961
Help System Holding Inc 4.500% (USD LIBOR + 3.750%) due 11/19/26 §	3,989,899	4,003,425
Peraton Holding Corp (2nd Lien) 8.500% (USD LIBOR + 7.750%) due 02/01/29 §	2,000,000	2,050,000
Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	5,486,250	5,512,397
Project Ruby Ultimate Parent Corp Term B 4.000% (USD LIBOR + 3.250%) due 03/10/28 §	2,992,500	2,989,561
RealPage Inc (2nd Lien) 7.250% (USD LIBOR + 6.500%) due 04/22/29 §	5,500,000	5,692,500
Term B 3.750% (USD LIBOR + 3.250%) due 04/22/28 §	2,500,000	2,495,938

	Principal Amount	Value
Solera LLC Term B 4.500% (USD LIBOR + 4.000%) due 06/04/28 §	$3,000,000	$3,011,931
Sophia LP 4.500% (USD LIBOR + 3.750%) due 10/07/27 §	746,250	747,804
(2nd Lien) 9.000% (USD LIBOR + 8.000%) due 10/07/28 §	4,750,000	4,916,250
The Dun & Bradstreet Corp Term B 3.346% (USD LIBOR + 3.250%) due 02/08/26 §	3,674,772	3,660,418
UKG Inc 3.926% (USD LIBOR + 3.750%) due 05/04/26 §	1,919,436	1,922,768
4.000% (USD LIBOR + 3.250%) due 05/04/26 §	4,714,434	4,723,274
(2nd Lien) 7.500% (USD LIBOR + 6.750%) due 05/03/27 §	1,375,000	1,403,073

		72,369,524

Utilities - 1.3%

PG&E Corp Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	5,079,643	5,019,322

Total Senior Loan Notes (Cost $371,779,384)		375,952,615

SHORT-TERM INVESTMENT - 4.2%

Repurchase Agreement - 4.2%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $16,493,779; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $16,823,709)	16,493,779	16,493,779

Total Short-Term Investment (Cost $16,493,779)		16,493,779

TOTAL INVESTMENTS - 104.4% (Cost $408,274,185)		413,073,121

OTHER ASSETS & LIABILITIES, NET - (4.4%)		(17,432,087)

NET ASSETS - 100.0%		$395,641,034

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	23.6%
Technology	18.3%
Industrial	18.2%
Consumer, Cyclical	17.5%
Financial	7.2%
Communications	6.7%
Short-Term Investment	4.2%
Energy	3.6%
Others (each less than 3.0%)	5.1%

	104.4%
Other Assets & Liabilities, Net	(4.4%	)

	100.0%

(b)	An investment with a value of $1,811,367 or 0.5% of the Fund’s net assets was in default as of June 30, 2021.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(c)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
MetroNet Systems Holdings LLC	$124,690	$125,182	$492
OneDigital Borrower LLC	101,336	102,134	798
Precision Medicine Group LLC	595,296	594,611	(685)

	$821,322	$821,927	$605

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Fund	$5,234,011	$5,234,011	$-	$-
	Corporate Bonds & Notes	15,392,716	-	15,392,716	-
	Senior Loan Notes	375,952,615	-	358,003,725	17,948,890
	Short-Term Investment	16,493,779	-	16,493,779	-
	Unfunded Loan Commitments	821,927	-	821,927	-

	Total	$413,895,048	$5,234,011	$390,712,147	$17,948,890

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended June 30, 2021:

Senior Loan Notes
Value, Beginning of Period	$27,452,273
Purchases	20,049,063
Sales (Includes Paydowns)	(17,735,297)
Accrued Discounts (Premiums)	6,972
Net Realized Gains (Losses)	(47,853)
Change in Net Unrealized Appreciation (Depreciation)	(190,907)
Transfers In	750,406
Transfers Out	(12,335,767)

Value, End of Period	$17,948,890

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$160,264

The table below shows transfers to/from Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To

$750,406	2	3	Vendor Price (Observable Inputs)	Unobservable Single Broker Quote
12,335,767	3	2	Unobservable Single Broker Quote	Vendor Price (Observable Inputs)

All significant unobservable inputs used to value Senior Loan Notes with an aggregate value of $17,948,890 were provided by a single broker quote.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.0%

Basic Materials - 0.2%

Constellium SE *	85,307	$1,616,568
Hexion Holdings Corp ‘B’ *	65,539	1,212,471

		2,829,039

Consumer, Cyclical - 0.2%

Beazer Homes USA Inc *	61,632	1,188,881
Cedar Fair LP *	27,534	1,234,349
Las Vegas Sands Corp *	16,818	886,141

		3,309,371

Consumer, Non-Cyclical - 0.1%

HCA Healthcare Inc	6,801	1,406,039

Industrial - 0.3%

GFL Environmental Inc (Canada)	38,085	1,215,673
TNT Crane & Rigging Inc *	11,518	215,243
Xylem Inc	16,647	1,996,974

		3,427,890

Utilities - 0.2%

Evoqua Water Technologies Corp *	69,231	2,338,623

Total Common Stocks (Cost $13,143,130)		13,310,962

EXCHANGE-TRADED FUNDS - 1.0%

iShares iBoxx High Yield Corporate Bond	66,953	5,894,542
SPDR Bloomberg Barclays High Yield Bond	73,890	8,124,945

		14,019,487

Total Exchange-Traded Funds (Cost $12,842,069)		14,019,487

	Principal Amount

CORPORATE BONDS & NOTES - 88.0%

Basic Materials - 3.0%

Alcoa Nederland Holding BV 4.125% due 03/31/29 ~	$2,200,000	2,297,757
5.500% due 12/15/27 ~	5,475,000	5,946,124
Constellium SE 5.625% due 06/15/28 ~	250,000	269,064
5.875% due 02/15/26 ~	500,000	515,475
Hecla Mining Co 7.250% due 02/15/28	4,350,000	4,757,812
Herens Holdco Sarl (Luxembourg) 4.750% due 05/15/28 ~	600,000	597,750
Hexion Inc 7.875% due 07/15/27 ~	3,950,000	4,266,415
INEOS Quattro Finance 2 PLC (United Kingdom) 3.375% due 01/15/26 ~	3,600,000	3,652,128
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	4,800,000	5,063,184
Novelis Corp 4.750% due 01/30/30 ~	5,833,000	6,131,941
Perenti Finance Pty Ltd (Australia) 6.500% due 10/07/25 ~	3,550,000	3,740,482
TMS International Corp 6.250% due 04/15/29 ~	3,575,000	3,758,219

		40,996,351

	Principal Amount	Value
Communications - 13.6%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	$5,875,000	$6,124,981
Altice France SA (France) 5.125% due 07/15/29 ~	2,800,000	2,817,220
7.375% due 05/01/26 ~	1,924,000	2,003,230
Arches Buyer Inc 4.250% due 06/01/28 ~	5,525,000	5,470,717
Avaya Inc 6.125% due 09/15/28 ~	5,525,000	5,920,866
CCO Holdings LLC 4.250% due 02/01/31 ~	600,000	612,000
4.750% due 03/01/30 ~	10,400,000	11,011,000
5.000% due 02/01/28 ~	675,000	708,750
5.375% due 06/01/29 ~	10,700,000	11,709,545
Clear Channel Outdoor Holdings Inc 7.750% due 04/15/28 ~	275,000	288,421
Clear Channel Worldwide Holdings Inc 5.125% due 08/15/27 ~	4,950,000	5,087,536
CommScope Inc 8.250% due 03/01/27 ~	700,000	749,035
CommScope Technologies LLC 6.000% due 06/15/25 ~	7,021,000	7,178,972
CSC Holdings LLC 3.375% due 02/15/31 ~	1,800,000	1,703,232
4.625% due 12/01/30 ~	2,400,000	2,357,664
5.250% due 06/01/24	2,600,000	2,820,879
5.375% due 02/01/28 ~	650,000	688,480
5.750% due 01/15/30 ~	4,300,000	4,472,000
6.500% due 02/01/29 ~	5,550,000	6,154,173
7.500% due 04/01/28 ~	625,000	687,791
Diamond Sports Group LLC 12.750% due 12/01/26 ~	4,404,000	3,413,100
Frontier Communications Holdings LLC 5.000% due 05/01/28 ~	3,750,000	3,881,550
5.875% due 10/15/27 ~	1,175,000	1,260,188
Lamar Media Corp 3.625% due 01/15/31 ~	1,750,000	1,714,125
3.750% due 02/15/28	5,425,000	5,527,912
4.000% due 02/15/30	325,000	329,813
Level 3 Financing Inc 3.625% due 01/15/29 ~	1,925,000	1,860,359
3.750% due 07/15/29 ~	575,000	559,906
4.625% due 09/15/27 ~	7,900,000	8,223,623
Logan Merger Sub Inc 5.500% due 09/01/27 ~	4,850,000	5,029,692
Lumen Technologies Inc 4.000% due 02/15/27 ~	5,500,000	5,616,875
4.500% due 01/15/29 ~	1,050,000	1,026,060
Nexstar Broadcasting Inc 5.625% due 07/15/27 ~	4,450,000	4,722,563
Outfront Media Capital LLC 4.250% due 01/15/29 ~	1,750,000	1,764,438
4.625% due 03/15/30 ~	450,000	457,650
5.000% due 08/15/27 ~	6,225,000	6,454,547
6.250% due 06/15/25 ~	1,825,000	1,935,221
Sprint Capital Corp 8.750% due 03/15/32	3,500,000	5,324,375
Sprint Corp 7.625% due 02/15/25	2,950,000	3,508,671
7.625% due 03/01/26	7,050,000	8,619,541
7.875% due 09/15/23	1,925,000	2,189,353
T-Mobile USA Inc 2.625% due 02/15/29	275,000	271,906
2.875% due 02/15/31	150,000	149,063
3.375% due 04/15/29	1,675,000	1,732,660
3.375% due 04/15/29 ~	1,425,000	1,474,054
3.500% due 04/15/31	550,000	569,690
3.500% due 04/15/31 ~	1,100,000	1,139,380

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Uber Technologies Inc 6.250% due 01/15/28 ~	$1,200,000	$1,293,852
7.500% due 05/15/25 ~	1,300,000	1,404,624
8.000% due 11/01/26 ~	6,075,000	6,563,187
Virgin Media Finance PLC (United Kingdom) 5.000% due 07/15/30 ~	1,000,000	1,011,620
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	12,100,000	12,502,325
Zayo Group Holdings Inc 4.000% due 03/01/27 ~	3,268,000	3,249,601

		183,348,016

Consumer, Cyclical - 18.9%

Affinity Gaming 6.875% due 12/15/27 ~	5,400,000	5,750,163
American Airlines Inc 5.750% due 04/20/29 ~	1,650,000	1,786,125
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	2,860,037	2,815,250
Aramark Services Inc 6.375% due 05/01/25 ~	5,935,000	6,313,356
Beazer Homes USA Inc 5.875% due 10/15/27	9,275,000	9,721,591
Boyd Gaming Corp
4.750% due 12/01/27	100,000	103,625
4.750% due 06/15/31 ~	1,650,000	1,713,938
8.625% due 06/01/25 ~	4,750,000	5,242,195
Caesars Entertainment Inc 6.250% due 07/01/25 ~	4,050,000	4,298,062
8.125% due 07/01/27 ~	4,525,000	5,038,361
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	7,375,000	7,476,406
Carvana Co 5.500% due 04/15/27 ~	550,000	569,498
5.625% due 10/01/25 ~	5,425,000	5,654,233
5.875% due 10/01/28 ~	1,200,000	1,264,308
Cedar Fair LP 5.250% due 07/15/29	9,250,000	9,547,757
6.500% due 10/01/28 ~	1,775,000	1,914,950
Clarios Global LP 6.250% due 05/15/26 ~	3,600,000	3,839,616
8.500% due 05/15/27 ~	1,175,000	1,282,454
Core & Main Holding LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	2,150,000	2,201,320
Core & Main LP 6.125% due 08/15/25 ~	6,796,000	6,955,910
Ford Motor Co 4.346% due 12/08/26	15,967,000	17,124,767
7.450% due 07/16/31	6,000,000	7,897,500
9.000% due 04/22/25	900,000	1,110,731
9.625% due 04/22/30	900,000	1,292,675
Ford Motor Credit Co LLC 3.375% due 11/13/25	600,000	622,920
4.000% due 11/13/30	600,000	629,250
Golden Nugget Inc 6.750% due 10/15/24 ~	9,150,000	9,254,950
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/31 ~	4,175,000	4,169,280
5.000% due 06/01/29 ~	2,775,000	2,840,906
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	6,600,000	6,940,659
IRB Holding Corp 7.000% due 06/15/25 ~	6,075,000	6,573,271
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	6,975,000	7,308,475

	Principal Amount	Value
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	$4,150,000	$4,170,957
LBM Acquisition LLC 6.250% due 01/15/29 ~	5,375,000	5,423,106
LGI Homes Inc 4.000% due 07/15/29 ~	6,550,000	6,590,937
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	5,900,000	5,892,625
Marriott Ownership Resorts Inc 4.500% due 06/15/29 ~	850,000	862,750
4.750% due 01/15/28	5,950,000	6,107,675
Midwest Gaming Borrower LLC 4.875% due 05/01/29 ~	5,250,000	5,263,125
New Red Finance Inc (Canada) 3.500% due 02/15/29 ~	2,200,000	2,175,250
3.875% due 01/15/28 ~	900,000	912,375
4.375% due 01/15/28 ~	2,700,000	2,740,905
NMG Holding Co Inc 7.125% due 04/01/26 ~	5,275,000	5,637,656
PetSmart Inc 4.750% due 02/15/28 ~	750,000	780,000
7.750% due 02/15/29 ~	8,400,000	9,271,500
PM General Purchaser LLC 9.500% due 10/01/28 ~	1,937,000	2,044,426
Scientific Games International Inc 7.000% due 05/15/28 ~	1,350,000	1,477,170
7.250% due 11/15/29 ~	1,350,000	1,526,371
8.250% due 03/15/26 ~	3,475,000	3,731,212
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	7,000,000	7,078,750
5.500% due 04/15/27 ~	1,125,000	1,163,576
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	325,000	350,683
SRS Distribution Inc 4.625% due 07/01/28 ~	4,125,000	4,222,969
6.125% due 07/01/29 ~	550,000	567,287
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	2,750,000	2,849,880
STL Holding Co LLC 7.500% due 02/15/26 ~	5,900,000	6,224,500
Tesla Inc 5.300% due 08/15/25 ~	5,575,000	5,769,512
The Scotts Miracle-Gro Co 4.000% due 04/01/31 ~	5,875,000	5,864,014
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	930,796	952,289
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	3,045,282	3,054,993
Viking Cruises Ltd 6.250% due 05/15/25 ~	2,920,000	2,916,905
7.000% due 02/15/29 ~	275,000	286,919
Viking Ocean Cruises Ship VII Ltd 5.625% due 02/15/29 ~	275,000	278,464

		255,443,283

Consumer, Non-Cyclical - 16.8%

Ahern Rentals Inc 7.375% due 05/15/23 ~	21,699,000	19,668,191
Albertsons Cos Inc 3.250% due 03/15/26 ~	900,000	915,413
3.500% due 03/15/29 ~	350,000	346,500
4.625% due 01/15/27 ~	550,000	575,960
5.875% due 02/15/28 ~	10,875,000	11,731,297
Allied Universal Holdco LLC 6.000% due 06/01/29 ~	250,000	253,778
6.625% due 07/15/26 ~	250,000	265,370
9.750% due 07/15/27 ~	13,000,000	14,332,500
Avantor Funding Inc 4.625% due 07/15/28 ~	5,475,000	5,787,184

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Bausch Health Americas Inc 8.500% due 01/31/27 ~	$13,125,000	$14,298,244
Bausch Health Cos Inc 4.875% due 06/01/28 ~	2,225,000	2,280,069
5.000% due 01/30/28 ~	1,075,000	1,021,422
5.000% due 02/15/29 ~	525,000	490,229
5.250% due 02/15/31 ~	275,000	257,483
6.125% due 04/15/25 ~	6,906,000	7,087,282
6.250% due 02/15/29 ~	1,375,000	1,361,663
Central Garden & Pet Co 4.125% due 04/30/31 ~	5,675,000	5,754,734
Charles River Laboratories International Inc 3.750% due 03/15/29 ~	825,000	837,515
4.000% due 03/15/31 ~	850,000	885,428
4.250% due 05/01/28 ~	5,850,000	6,056,622
CHS 4.750% due 02/15/31 ~	1,305,000	1,311,525
5.625% due 03/15/27 ~	600,000	641,289
6.125% due 04/01/30 ~	300,000	304,875
6.625% due 02/15/25 ~	11,625,000	12,307,852
6.875% due 04/15/29 ~	150,000	157,408
CoreLogic Inc 4.500% due 05/01/28 ~	6,000,000	5,955,000
Garda World Security Corp (Canada) 6.000% due 06/01/29 ~	1,100,000	1,093,186
9.500% due 11/01/27 ~	4,492,000	4,984,054
HCA Inc 5.250% due 06/15/26	2,450,000	2,838,075
5.625% due 09/01/28	675,000	800,719
5.875% due 02/01/29	21,250,000	25,723,019
Jaguar Holding Co II 5.000% due 06/15/28 ~	6,475,000	7,031,332
JBS USA Food Co 5.750% due 01/15/28 ~	800,000	856,976
7.000% due 01/15/26 ~	2,650,000	2,816,301
JBS USA LUX SA 3.750% due 12/01/31 ~	550,000	563,475
5.500% due 01/15/30 ~	1,425,000	1,595,573
6.500% due 04/15/29 ~	950,000	1,068,783
Kraft Heinz Foods Co 3.875% due 05/15/27	1,825,000	2,006,602
4.375% due 06/01/46	6,750,000	7,661,485
5.200% due 07/15/45	3,600,000	4,477,559
Legacy LifePoint Health LLC 4.375% due 02/15/27 ~	950,000	962,825
6.750% due 04/15/25 ~	550,000	587,521
LifePoint Health Inc 5.375% due 01/15/29 ~	625,000	610,259
MPH Acquisition Holdings LLC 5.750% due 11/01/28 ~	5,550,000	5,584,604
Pilgrim’s Pride Corp 4.250% due 04/15/31 ~	2,800,000	2,905,000
5.875% due 09/30/27 ~	6,525,000	6,957,607
Post Holdings Inc 4.625% due 04/15/30 ~	6,000,000	6,108,480
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	4,125,000	4,451,803
Select Medical Corp 6.250% due 08/15/26 ~	6,550,000	6,990,880
Tenet Healthcare Corp 4.250% due 06/01/29 ~	2,775,000	2,813,156
4.625% due 06/15/28 ~	675,000	695,736
4.875% due 01/01/26 ~	1,795,000	1,864,018
6.125% due 10/01/28 ~	2,075,000	2,217,117
6.250% due 02/01/27 ~	1,275,000	1,332,375
6.750% due 06/15/23	2,825,000	3,086,312
7.500% due 04/01/25 ~	375,000	405,521

		225,975,186

	Principal Amount	Value
Energy - 13.0%

Antero Midstream Partners LP 5.375% due 06/15/29 ~	$1,100,000	$1,148,131
5.750% due 03/01/27 ~	6,000,000	6,258,270
Antero Resources Corp 5.375% due 03/01/30 ~	5,050,000	5,160,494
7.625% due 02/01/29 ~	2,350,000	2,611,555
Archrock Partners LP 6.250% due 04/01/28 ~	875,000	915,171
6.875% due 04/01/27 ~	3,450,000	3,673,249
Atlantica Sustainable Infrastructure PLC (Spain) 4.125% due 06/15/28 ~	600,000	612,030
Buckeye Partners LP 4.125% due 03/01/25 ~	300,000	311,855
4.500% due 03/01/28 ~	4,800,000	4,931,088
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	3,100,000	3,607,982
7.000% due 06/30/24	1,100,000	1,260,565
Cheniere Energy Partners LP 4.000% due 03/01/31 ~	3,425,000	3,583,406
4.500% due 10/01/29	1,000,000	1,076,250
Chesapeake Energy Corp 5.875% due 02/01/29 ~	4,400,000	4,768,500
Colgate Energy Partners III LLC 5.875% due 07/01/29 ~	4,800,000	4,986,000
Comstock Resources Inc 5.875% due 01/15/30 ~	6,850,000	6,995,562
CQP Holdco LP 5.500% due 06/15/31 ~	5,575,000	5,816,063
DT Midstream Inc 4.125% due 06/15/29 ~	1,100,000	1,118,238
4.375% due 06/15/31 ~	1,100,000	1,125,344
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	2,225,000	2,318,684
5.750% due 01/30/28 ~	5,375,000	5,738,726
6.625% due 07/15/25 ~	600,000	643,809
Energy Transfer LP 6.250% due 02/15/23	2,400,000	2,124,000
EnLink Midstream LLC 5.625% due 01/15/28 ~	275,000	291,347
EnLink Midstream Partners LP 4.150% due 06/01/25	725,000	760,228
Enterprise Products Operating LLC 5.375% due 02/15/78	5,400,000	5,628,433
EQM Midstream Partners LP 4.750% due 01/15/31 ~	2,350,000	2,424,471
5.500% due 07/15/28	2,025,000	2,192,224
6.000% due 07/01/25 ~	925,000	1,008,088
6.500% due 07/01/27 ~	2,950,000	3,297,864
Genesis Energy LP 7.750% due 02/01/28	5,920,000	6,126,016
8.000% due 01/15/27	1,100,000	1,157,063
ITT Holdings LLC due 08/01/29 # ~	2,775,000	2,830,500
MPLX LP 6.875% due 02/15/23	5,850,000	5,988,060
New Fortress Energy Inc 6.500% due 09/30/26 ~	2,800,000	2,864,540
Occidental Petroleum Corp 2.900% due 08/15/24	3,800,000	3,890,250
5.500% due 12/01/25	600,000	664,887
5.875% due 09/01/25	4,525,000	5,039,832
6.125% due 01/01/31	600,000	706,668
6.625% due 09/01/30	2,500,000	3,003,125
8.000% due 07/15/25	1,100,000	1,318,658
8.500% due 07/15/27	1,650,000	2,083,381
8.875% due 07/15/30	5,700,000	7,630,561

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Range Resources Corp 8.250% due 01/15/29 ~	$2,200,000	$2,483,283
9.250% due 02/01/26	2,700,000	2,981,475
SM Energy Co 6.500% due 07/15/28	5,875,000	6,043,906
Sunoco LP due 05/15/29 #	4,055,000	4,138,209
4.500% due 05/15/29 ~	4,055,000	4,138,209
Tallgrass Energy Partners LP 6.000% due 12/31/30 ~	5,000,000	5,211,550
Targa Resources Partners LP 4.000% due 01/15/32 ~	575,000	592,250
4.875% due 02/01/31 ~	1,900,000	2,059,344
5.000% due 01/15/28	1,350,000	1,425,938
5.375% due 02/01/27	750,000	783,240
5.875% due 04/15/26	2,275,000	2,395,723
6.500% due 07/15/27	625,000	679,288
USA Compression Partners LP 6.875% due 04/01/26	2,700,000	2,834,811
6.875% due 09/01/27	4,600,000	4,923,288
Vine Energy Holdings LLC 6.750% due 04/15/29 ~	4,450,000	4,689,187

		175,070,869

Financial - 4.5%

Ally Financial Inc 5.750% due 11/20/25	4,975,000	5,717,299
Avolon Holdings Funding Ltd (Ireland) 3.250% due 02/15/27 ~	1,500,000	1,548,635
Barclays PLC (United Kingdom) 5.200% due 05/12/26	1,000,000	1,144,765
Iron Mountain Inc REIT 4.500% due 02/15/31 ~	650,000	658,938
4.875% due 09/15/29 ~	3,700,000	3,824,320
5.000% due 07/15/28 ~	925,000	963,064
5.250% due 03/15/28 ~	700,000	733,985
OneMain Finance Corp 4.000% due 09/15/30	1,050,000	1,042,125
5.375% due 11/15/29	3,650,000	3,977,551
Park Intermediate Holdings LLC 4.875% due 05/15/29 ~	5,550,000	5,748,135
SBA Communications Corp 3.875% due 02/15/27	5,800,000	5,970,375
Springleaf Finance Corp 6.625% due 01/15/28	2,500,000	2,874,575
6.875% due 03/15/25	3,900,000	4,406,415
7.125% due 03/15/26	4,100,000	4,780,436
The Howard Hughes Corp 4.375% due 02/01/31 ~	6,575,000	6,564,348
5.375% due 08/01/28 ~	1,925,000	2,047,488
VICI Properties LP REIT 3.750% due 02/15/27 ~	1,750,000	1,785,761
4.250% due 12/01/26 ~	1,775,000	1,848,609
4.625% due 12/01/29 ~	4,875,000	5,189,438

		60,826,262

Industrial - 14.3%

ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	1,000,000	1,052,080
Ardagh Packaging Finance PLC 5.250% due 08/15/27 ~	3,950,000	4,034,254
Brand Industrial Services Inc 8.500% due 07/15/25 ~	5,475,000	5,582,748
BWX Technologies Inc 4.125% due 04/15/29 ~	2,800,000	2,856,112
4.125% due 06/30/28 ~	6,350,000	6,486,303
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	6,175,000	6,317,272

	Principal Amount	Value
Gates Global LLC 6.250% due 01/15/26 ~	$6,325,000	$6,646,879
GFL Environmental Inc (Canada) 3.500% due 09/01/28 ~	3,750,000	3,745,894
3.750% due 08/01/25 ~	2,025,000	2,083,219
4.000% due 08/01/28 ~	550,000	544,129
4.750% due 06/15/29 ~	550,000	571,753
5.125% due 12/15/26 ~	300,000	318,294
Granite US Holdings Corp 11.000% due 10/01/27 ~	6,325,000	7,076,821
Hillenbrand Inc 3.750% due 03/01/31	5,475,000	5,456,084
Husky III Holding Ltd (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	1,750,000	1,905,365
Madison IAQ LLC 4.125% due 06/30/28 ~	550,000	556,188
5.875% due 06/30/29 ~	9,200,000	9,372,500
Masco Corp 7.750% due 08/01/29	1,864,000	2,559,129
Mauser Packaging Solutions Holding Co 5.500% due 04/15/24 ~	8,075,000	8,165,844
7.250% due 04/15/25 ~	5,700,000	5,597,400
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	7,500,000	8,097,150
PowerTeam Services LLC 9.033% due 12/04/25 ~	5,075,000	5,588,844
Sensata Technologies BV 4.000% due 04/15/29 ~	3,600,000	3,658,800
5.625% due 11/01/24 ~	11,450,000	12,759,479
Sensata Technologies Inc 3.750% due 02/15/31 ~	575,000	569,296
4.375% due 02/15/30 ~	3,800,000	4,009,899
Standard Industries Inc 3.375% due 01/15/31 ~	650,000	623,064
4.375% due 07/15/30 ~	1,825,000	1,887,424
4.750% due 01/15/28 ~	10,875,000	11,396,456
The Boeing Co 3.200% due 03/01/29	4,350,000	4,569,628
5.705% due 05/01/40	9,325,000	12,027,103
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	8,290,000	8,613,973
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	4,150,000	4,378,250
TransDigm Inc 4.625% due 01/15/29 ~	1,325,000	1,329,359
4.875% due 05/01/29 ~	4,450,000	4,497,837
5.500% due 11/15/27	2,925,000	3,052,969
6.250% due 03/15/26 ~	6,075,000	6,416,719
8.000% due 12/15/25 ~	1,925,000	2,085,333
TransDigm UK Holdings PLC 6.875% due 05/15/26	2,650,000	2,803,740
TriMas Corp 4.125% due 04/15/29 ~	5,350,000	5,429,608
Vertical Holdco GmbH (Germany) 7.625% due 07/15/28 ~	4,550,000	4,946,714
VM Consolidated Inc 5.500% due 04/15/29 ~	2,600,000	2,654,756

		192,324,669

Technology - 1.4%

Entegris Inc 3.625% due 05/01/29 ~	1,100,000	1,116,830
4.375% due 04/15/28 ~	5,225,000	5,464,044
Rackspace Technology Global Inc 3.500% due 02/15/28 ~	2,925,000	2,834,032
Tempo Acquisition LLC 5.750% due 06/01/25 ~	1,375,000	1,451,574
6.750% due 06/01/25 ~	3,075,000	3,126,906

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Twilio Inc 3.625% due 03/15/29	$1,100,000	$1,123,375
3.875% due 03/15/31	3,800,000	3,904,500

		19,021,261

Utilities - 2.5%

Calpine Corp 5.125% due 03/15/28 ~	6,300,000	6,419,164
NRG Energy Inc 3.625% due 02/15/31 ~	1,475,000	1,451,326
5.250% due 06/15/29 ~	2,700,000	2,875,797
7.250% due 05/15/26	3,510,000	3,647,662
Pike Corp 5.500% due 09/01/28 ~	5,725,000	5,970,345
Talen Energy Supply LLC 6.500% due 06/01/25	3,750,000	2,524,988
7.250% due 05/15/27 ~	2,350,000	2,195,781
7.625% due 06/01/28 ~	1,225,000	1,147,997
Vistra Operations Co LLC 4.375% due 05/01/29 ~	550,000	553,438
5.000% due 07/31/27 ~	3,800,000	3,905,944
5.500% due 09/01/26 ~	1,925,000	1,990,748
5.625% due 02/15/27 ~	700,000	727,125

		33,410,315

Total Corporate Bonds & Notes (Cost $1,117,907,478)		1,186,416,212

SENIOR LOAN NOTES - 1.9%

Consumer, Cyclical - 1.0%

18 Fremont Street Acquisition LLC 9.500% (USD LIBOR + 8.000%) due 08/09/25 § ±	2,743,125	2,804,845
MIC Glen LLC 7.250% (USD LIBOR + 6.750%) due 06/23/29 §	1,750,000	1,768,046
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 §	5,875,000	6,403,750
Tacala LLC (2nd Lien) Term B 9.412% (USD LIBOR + 7.750%) due 02/01/26 §	2,250,000	2,259,855

		13,236,496

Energy - 0.3%

Traverse Midstream Partners LLC Term B 6.500% (USD LIBOR + 5.500%) due 09/27/24 §	3,700,165	3,723,291

Technology - 0.6%

Bright Bidco BV Term B (Netherlands) 4.500% (USD LIBOR + 3.500%) due 06/30/24 §	3,357,537	2,822,729
The Dun & Bradstreet Corp Term B 3.346% (USD LIBOR + 3.250%) due 02/08/26 §	5,332,703	5,311,873
UKG Inc 4.000% (USD LIBOR + 3.250%) due 05/03/26 §	248,128	248,593

		8,383,195

Total Senior Loan Notes (Cost $22,641,662)		25,342,982

ASSET-BACKED SECURITIES - 3.3%

AIMCO CLO (Cayman) 6.734% (USD LIBOR + 6.550%) due 07/22/32 § ~	2,200,000	2,200,626

	Principal Amount	Value
Benefit Street Partners CLO Ltd (Cayman) 6.890% (USD LIBOR + 6.700%) due 01/17/32 § ~	$4,000,000	$4,019,816
Benefit Street Partners CLO V-B Ltd (Cayman) 6.138% (USD LIBOR + 5.950%) due 04/20/31 § ~	1,250,000	1,190,743
Dryden 55 CLO Ltd (Cayman) 5.584% (USD LIBOR + 5.400%) due 04/15/31 § ~	1,000,000	979,436
7.384% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	225,905
Kayne CLO II Ltd (Cayman) 6.184% (USD LIBOR + 6.000%) due 10/15/31 § ~	3,600,000	3,591,413
7.634% (USD LIBOR + 7.450%) due 10/15/31 § ~	1,750,000	1,732,714
Magnetite VIII CLO Ltd (Cayman) 7.624% (USD LIBOR + 7.440%) due 04/15/31 § ~	2,000,000	1,902,807
Magnetite Xxix Ltd (Cayman) 5.854% (USD LIBOR + 5.750%) due 01/15/34 § ~	7,950,000	7,908,533
Neuberger Berman CLO XXIII Ltd (Cayman) 5.940% (USD LIBOR + 5.750%) due 10/17/27 § ~	2,200,000	2,168,557
Neuberger Berman Loan CLO Ltd (Cayman) 6.210% (USD LIBOR + 6.020%) due 04/19/30 § ~	2,500,000	2,493,970
6.388% (USD LIBOR + 6.200%) due 01/20/31 § ~	5,250,000	5,232,975
6.688% (USD LIBOR + 6.500%) due 04/20/31 § ~	2,500,000	2,510,536
OCP CLO Ltd (Cayman) 5.140% (USD LIBOR + 4.950%) due 10/18/28 § ~	3,625,000	3,601,207
OHA Credit Partners VII Ltd (Cayman) 6.405% (USD LIBOR + 6.250%) due 02/20/34 § ~	1,750,000	1,741,780
Voya CLO Ltd (Cayman) 7.664% (USD LIBOR + 7.480%) due 01/15/33 § ~	2,700,000	2,723,314

Total Asset-Backed Securities (Cost $44,129,882)		44,224,332

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $19,966,138; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $20,365,553)	19,966,138	19,966,138

Total Short-Term Investment (Cost $19,966,138)		19,966,138

TOTAL INVESTMENTS - 96.7% (Cost $1,230,630,359)		1,303,280,113

OTHER ASSETS & LIABILITIES, NET - 3.3%		44,886,280

NET ASSETS - 100.0%		$1,348,166,393

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	20.1%
Consumer, Non-Cyclical	16.9%
Industrial	14.6%
Communications	13.6%
Energy	13.3%
Financial	4.5%
Asset-Backed Securities	3.3%
Basic Materials	3.2%
Others (each less than 3.0%)	7.2%

96.7%
Other Assets & Liabilities, Net	3.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$2,829,039	$2,829,039	$-	$-
	Consumer, Cyclical	3,309,371	3,309,371	-	-
	Consumer, Non-Cyclical	1,406,039	1,406,039	-	-
	Industrial	3,427,890	3,212,647	215,243	-
	Utilities	2,338,623	2,338,623	-	-

	Total Common Stocks	13,310,962	13,095,719	215,243	-

	Exchange-Traded Funds	14,019,487	14,019,487	-	-
	Corporate Bonds & Notes	1,186,416,212	-	1,186,416,212	-
	Senior Loan Notes	25,342,982	-	22,538,137	2,804,845
	Asset-Backed Securities	44,224,332	-	44,224,332	-
	Short-Term Investment	19,966,138	-	19,966,138	-

	Total	$1,303,280,113	$27,115,206	$1,273,360,062	$2,804,845

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 5.5%

Communications - 0.1%

Charter Communications Operating LLC 4.464% due 07/23/22	$500,000	$517,711

Consumer, Cyclical - 0.5%

Nissan Motor Acceptance Corp
1.900% due 09/14/21 ~	100,000	100,282
2.650% due 07/13/22 ~	100,000	101,672
Toyota Tsusho Corp (Japan) 3.625% due 09/13/23 ~	500,000	532,540
Volkswagen Group of America Finance LLC (Germany) 0.994% (USD LIBOR + 0.860%) due 09/24/21 § ~	1,600,000	1,603,017

		2,337,511

Consumer, Non-Cyclical - 0.0%

RELX Capital Inc (United Kingdom) 3.500% due 03/16/23	100,000	104,909

Energy - 0.4%

BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	1,900,000	1,919,838
Energy Transfer LP 4.250% due 03/15/23	100,000	104,969

		2,024,807

Financial - 4.4%

Bank of America Corp 5.875% due 03/15/28	410,000	469,782
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	1,600,000	1,665,355
JPMorgan Chase & Co 3.656% (USD LIBOR + 3.470%) due 07/30/21 §	836,000	839,135
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43	DKK 1,986,540	302,277
1.000% due 10/01/50	2,921,006	444,585
1.000% due 10/01/50 ~	24,500,485	3,764,197
1.000% due 10/01/53	5,588,179	840,733
2.500% due 10/01/47	985	167
Mitsubishi HC Capital Inc (Japan) 2.652% due 09/19/22 ~	$200,000	204,779
Natwest Group PLC (United Kingdom) 1.697% (USD LIBOR + 1.550%) due 06/25/24 §	700,000	716,146
4.519% due 06/25/24	500,000	537,043
Nordea Kredit Realkreditaktieselskab (Denmark)
0.500% due 10/01/43	DKK 793,328	120,493
1.000% due 10/01/50	8,543,943	1,301,431
1.000% due 10/01/50 ~	7,762,152	1,193,796
1.500% due 10/01/53	3,900,000	613,335
2.500% due 10/01/47	474	81
Nykredit Realkredit (Denmark)
0.500% due 10/01/43 ~	5,944,849	904,347
1.000% due 10/01/50 ~	1,078,014	163,862
Nykredit Realkredit AS (Denmark)
1.000% due 10/01/50 ~	36,242,293	5,568,180
2.500% due 10/01/47 ~	2,598	442
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	$7,000	7,326
Realkredit Danmark AS (Denmark)
1.000% due 10/01/53 ~	DKK 8,776,761	1,319,751
2.500% due 04/01/47 ~	11,513	1,958

	Principal Amount	Value
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	$1,750,000	$2,028,705

		23,007,906

Technology - 0.0%

VMware Inc 3.900% due 08/21/27	100,000	111,217

Utilities - 0.1%

Baltimore Gas & Electric Co 3.500% due 11/15/21	300,000	301,191
National Rural Utilities Cooperative Finance Corp 2.300% due 09/15/22	100,000	102,082

		403,273

Total Corporate Bonds & Notes (Cost $28,205,606)		28,507,334

MORTGAGE-BACKED SECURITIES - 9.1%

Collateralized Mortgage Obligation - Commercial - 0.1%

AREIT Trust 2.745% (USD LIBOR + 2.620%) due 04/15/37 § ~	538,838	542,419

Collateralized Mortgage Obligations - Residential - 3.6%

Angel Oak Mortgage Trust 1.469% due 06/25/65 § ~	744,570	749,623
Bear Stearns Adjustable Rate Mortgage Trust 4.341% due 01/25/35 §	113,111	117,650
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.452% (USD LIBOR + 0.360%) due 03/25/35 § ~	254,703	263,081
Citigroup Mortgage Loan Trust 2.470% (UST + 2.400%) due 05/25/35 §	10,343	10,490
3.083% due 05/25/42 § ~	734,949	728,566
Eurosail PLC (United Kingdom) 0.244% (GBP LIBOR + 0.160%) due 12/10/44 § ~	GBP 36,205	49,874
Eurosail-UK PLC (United Kingdom) 1.034% (GBP LIBOR + 0.950%) due 06/13/45 § ~	626,454	868,914
Fannie Mae
0.152% (USD LIBOR + 0.060%) due 07/25/37 §	$353,371	347,280
0.242% (USD LIBOR + 0.150%) due 08/25/34 §	77,646	77,063
0.442% (USD LIBOR + 0.350%) due 07/25/37 §	4,215	4,243
2.096% due 05/25/35 §	309,617	317,219
Freddie Mac
0.460% (USD LIBOR + 0.350%) due 07/15/44 §	510,537	514,552
0.523% (USD LIBOR + 0.450%) due 09/15/42 §	1,073,075	1,087,298
Government National Mortgage Association
0.599% (USD LIBOR + 0.150%) due 08/20/68 §	885,318	878,555
1.029% (USD LIBOR + 0.750%) due 04/20/67 §	792,712	805,146
Great Hall Mortgages No 1 PLC (United Kingdom)
0.210% (GBP LIBOR + 0.130%) due 03/18/39 § ~	GBP 18,299	25,059
0.230% (GBP LIBOR + 0.150%) due 06/18/38 § ~	21,392	29,305

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	$140,657	$159,219
GSR Mortgage Loan Trust 2.678% due 01/25/35 §	85,478	84,695
HarborView Mortgage Loan Trust 0.773% (USD LIBOR + 0.680%) due 06/20/35 §	2,170,548	2,133,801
Hawksmoor Mortgages (United Kingdom) 1.099% (SONIA + 1.050%) due 05/25/53 § ~	GBP 1,493,537	2,076,606
HomeBanc Mortgage Trust 0.752% (USD LIBOR + 0.660%) due 10/25/35 §	$35,337	35,425
Impac CMB Trust 1.092% (USD LIBOR + 1.000%) due 07/25/33 §	57,297	56,057
JP Morgan Mortgage Trust 3.179% due 07/25/35 §	95,039	98,941
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust 0.513% (USD LIBOR + 0.440%) due 12/15/30 §	106,612	104,674
0.773% (USD LIBOR + 0.700%) due 11/15/31 §	122,093	124,346
New Residential Mortgage Loan Trust 3.250% due 02/25/59 § ~	575,258	606,317
Residential Mortgage Securities 32 PLC (United Kingdom) 1.299% (SONIA + 1.250%) due 06/20/70 § ~	GBP 617,017	863,830
Sequoia Mortgage Trust 0.793% (USD LIBOR + 0.700%) due 10/19/26 §	$94,941	94,097
Stratton Mortgage Funding PLC (United Kingdom) 1.249% (SONIA + 1.200%) due 05/25/51 § ~	GBP 732,845	1,019,177
Structured Adjustable Rate Mortgage Loan Trust 2.537% due 02/25/34 §	$28,154	28,362
Structured Asset Mortgage Investments II Trust
0.593% (USD LIBOR + 0.500%) due 07/19/35 §	246,645	240,000
0.753% (USD LIBOR + 0.660%) due 10/19/34 §	148,796	146,487
Thornburg Mortgage Securities Trust 0.712% (USD LIBOR + 0.620%) due 06/25/44 §	2,029,311	2,028,948
Towd Point Mortgage Funding PLC (United Kingdom) 1.111% (GBP LIBOR + 1.025%) due 10/20/51	GBP 1,227,913	1,712,045
WaMu Mortgage Pass-Through Certificates Trust 2.022% due 08/25/35 §	$19,023	18,694

		18,505,639

Fannie Mae - 5.4%

due 08/01/51 #	25,890,000	27,562,848
1.050% (USD LIBOR + 0.675%) due 02/01/36 §	32,729	33,128
1.328% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	102,472	105,358
1.772% (USD LIBOR + 1.272%) due 11/01/35 §	22,340	22,504
1.788% (USD LIBOR + 1.538%) due 01/01/36 §	6,847	6,854
1.800% (USD LIBOR + 1.392%) due 12/01/34 §	26,721	28,003

	Principal Amount	Value
1.903% (USD LIBOR + 1.681%) due 05/01/35 §	$8,117	$8,207
2.019% (USD LIBOR + 1.644%) due 03/01/35 §	86,796	86,711
2.254% (USD LIBOR + 2.000%) due 04/01/35 §	211,900	215,773
2.280% (USD LIBOR + 1.780%) due 11/01/35 §	8,666	8,681
2.287% (USD LIBOR + 1.912%) due 03/01/36 §	44,707	44,727
2.440% (UST + 2.190%) due 12/01/22 §	554	556
2.442% (USD LIBOR + 1.942%) due 09/01/35 §	1,391	1,395
5.000% (US FED + 1.250%) due 08/01/24 §	2,359	2,380

		28,127,125

Freddie Mac - 0.0%

2.170% (USD LIBOR + 1.815%) due 03/01/36 §	17,367	17,320
2.265% due 10/01/35	15,579	15,579
2.350% (UST + 2.225%) due 01/01/34 §	60,263	64,272
2.429% (USD LIBOR + 1.731%) due 08/01/35 §	1,864	1,913

		99,084

Government National Mortgage Association - 0.0%

2.000% (UST + 1.500%) due 01/20/27 §	3,809	3,835
2.125% (UST + 1.500%) due 10/20/24 - 12/20/26 §	9,718	9,904
2.250% (UST + 1.500%) due 09/20/22 - 07/20/25 §	9,826	10,034
2.500% (UST + 1.500%) due 02/20/25 §	3,445	3,527
2.875% (UST + 1.500%) due 05/20/23 - 05/20/26 §	5,617	5,717

		33,017

Total Mortgage-Backed Securities (Cost $46,643,520)		47,307,284

ASSET-BACKED SECURITIES - 6.7%

ABFC Trust
0.692% (USD LIBOR + 0.600%) due 10/25/34 §	108,613	108,035
0.792% (USD LIBOR + 0.700%) due 06/25/34 §	1,090,628	1,074,436
ACE Securities Corp Home Equity Loan Trust 0.872% (USD LIBOR + 0.780%) due 04/25/34 §	800,414	789,802
AlbaCore Euro CLO I DAC (Ireland) 1.530% (EUR LIBOR + 1.530%) due 07/18/31 § ~	EUR 250,000	297,395
Anchorage Capital CLO16 Ltd (Cayman) 1.588% (USD LIBOR + 1.400%) due 10/20/31 § ~	$400,000	400,596
Apidos CLO XXVII (Cayman) 1.060% (USD LIBOR + 0.930%) due 07/17/30 § ~	300,000	299,761
Ares European CLO X DAC (Ireland) 0.780% (EUR LIBOR + 0.780%) due 10/15/31 § ~	EUR 900,000	1,067,175
ARES L CLO Ltd (Cayman) 1.190% (USD LIBOR + 1.050%) due 01/15/32 § ~	$400,000	400,022

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Argent Securities Inc Asset-Backed Pass-Through Certificates 1.132% (USD LIBOR + 1.040%) due 05/25/34 §	$145,138	$135,581
ASSURANT CLO Ltd (Cayman) 1.141% (USD LIBOR + 1.040%) due 10/20/31 § ~	300,000	300,000
Atlas Senior Loan Fund CLO Ltd (Cayman) 1.530% (USD LIBOR + 1.150%) due 01/16/30 § ~	600,000	600,321
Atrium CLO XII (Cayman) 1.014% (USD LIBOR + 0.830%) due 04/22/27 § ~	633,958	634,113
Black Diamond CLO Ltd (Cayman) 0.860% (EUR LIBOR + 0.860%) due 01/20/32 § ~	EUR 600,000	711,928
Brookside Mill CLO Ltd (Cayman) 1.010% (USD LIBOR + 0.820%) due 01/17/28 § ~	$1,828,450	1,827,498
Carlyle Global Market Strategies CLO Ltd due 08/14/30 # ~	400,000	400,000
Carlyle Global Market Strategies Euro CLO Ltd
0.730% (EUR LIBOR + 0.730%) due 09/21/29 § ~	EUR 149,053	176,831
0.750% (EUR LIBOR + 0.750%) due 11/15/31 § ~	1,100,000	1,298,698
Catamaran CLO Ltd (Cayman) 1.444% (USD LIBOR + 1.260%) due 04/22/30 § ~	$397,959	398,207
Cathedral Lake Ltd (Cayman) 1.034% (USD LIBOR + 0.850%) due 07/16/29 § ~	300,000	300,033
CIFC Funding Ltd (Cayman) 1.038% (USD LIBOR + 0.950%) due 10/24/30 § ~	400,000	400,104
Citigroup Mortgage Loan Trust 0.382% (USD LIBOR + 0.290%) due 09/25/36 § ~	427,408	414,390
CoreVest American Finance Trust 2.968% due 10/15/49 ~	44,932	45,042
Credit-Based Asset Servicing & Securitization LLC 1.142% (USD LIBOR + 1.050%) due 06/25/35 §	1,083,000	1,083,987
Dryden 52 Euro CLO DAC (Ireland) due 05/15/34 # ~	EUR 400,000	474,300
Freddie Mac Structured Pass-Through Certificates 0.352% (USD LIBOR + 0.260%) due 08/25/31 §	$63,416	61,968
Halcyon Loan Advisors Funding CLO Ltd (Cayman) 1.108% (USD LIBOR + 0.920%) due 04/20/27 § ~	74,946	75,021
Home Equity Asset Trust 0.947% (USD LIBOR + 0.855%) due 08/25/34 §	154,567	154,137
1.292% (USD LIBOR + 1.200%) due 07/25/35 §	1,000,000	1,005,787
ICG US CLO Ltd (Cayman) 1.584% (USD LIBOR + 1.400%) due 10/22/31 § ~	900,000	901,930
Jamestown CLO V Ltd (Cayman) 1.410% (USD LIBOR + 1.220%) due 01/17/27 § ~	131,827	132,008
Jubilee CLO BV (Netherlands) 0.295% (EUR LIBOR + 0.840%) due 07/12/28 § ~	EUR 237,174	280,911

	Principal Amount	Value
KKR CLO 9 Ltd (Cayman) 1.150% (USD LIBOR + 0.950%) due 07/15/30 § ~	$300,000	$300,010
LCM XV LP (Cayman) 1.188% (USD LIBOR + 1.000%) due 07/20/30 § ~	1,300,000	1,300,325
LoanCore Issuer CDO Ltd (Cayman) 1.203% (USD LIBOR + 1.130%) due 05/15/36 § ~	700,000	700,213
Mackay Shields Euro CLO-2 DAC (Ireland) 1.550% (EUR LIBOR + 1.550%) due 08/15/33 § ~	EUR 250,000	296,891
Man GLG Euro CLO II DAC (Ireland) 0.870% (EUR LIBOR + 0.870%) due 01/15/30 § ~	249,868	296,200
Marlette Funding Trust 2.690% due 09/17/29 ~	$17,366	17,443
Merrill Lynch Mortgage Investors Trust 0.812% (USD LIBOR + 0.720%) due 10/25/35 §	622,129	594,051
MidOcean Credit CLO II (Cayman) 1.220% (USD LIBOR + 1.030%) due 01/29/30 § ~	400,000	399,737
MidOcean Credit CLO VIII (Cayman) 1.205% (USD LIBOR + 1.050%) due 02/20/31 § ~	300,000	300,001
Morgan Stanley ABS Capital I Inc Trust
0.752% (USD LIBOR + 0.660%) due 01/25/35 §	602,187	601,480
1.067% (USD LIBOR + 0.975%) due 07/25/34 §	91,795	91,144
MP CLO VII Ltd (Cayman) 0.891% (USD LIBOR + 0.890%) due 10/18/28 § ~	400,000	400,000
OAK Hill European Credit Partners VII DAC (Ireland) 0.740% (EUR LIBOR + 0.740%) due 10/20/31 § ~	EUR 600,000	710,532
Ocean Trails CLO VI (Cayman) 0.984% (USD LIBOR + 0.800%) due 07/15/28 § ~	$1,007,919	1,007,206
OCP CLO Ltd (Cayman) 0.984% (USD LIBOR + 0.800%) due 07/15/27 § ~	93,230	93,253
Palmer Square European Loan Funding (Ireland) 1.150% (EUR LIBOR + 1.150%) due 01/15/30 § ~	EUR 858,143	1,021,082
Palmer Square European Loan Funding DAC (Ireland) 0.870% (EUR LIBOR + 0.870%) due 02/15/30 § ~	874,254	1,038,224
Palmer Square Loan Funding Ltd (Cayman) due 07/20/29 # ~	$800,000	800,000
Park Place Securities Inc Asset-Backed Pass-Through Certificates 1.082% (USD LIBOR + 0.990%) due 09/25/34 §	240,140	240,469
RAMP Trust 0.872% (USD LIBOR + 0.780%) due 11/25/35 §	1,567,075	1,566,960
Renaissance Home Equity Loan Trust 0.852% (USD LIBOR + 0.760%) due 12/25/32 §	194,188	189,473
Romark CLO Ltd (Cayman) due 10/23/30 # ~	500,000	500,000
Saxon Asset Securities Trust 0.402% (USD LIBOR + 0.310%) due 09/25/37 §	215,005	211,769

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Segovia European CLO 6- DAC (Ireland) due 07/20/32 # ~	EUR 400,000	$474,300
SLM Student Loan Trust
0.000% (EUR LIBOR + 0.270%) due 06/17/24 §	4,149	4,924
0.726% (USD LIBOR + 0.550%) due 10/25/64 § ~	$857,341	856,850
Sound Point CLO XIV Ltd (Cayman) 1.163% (USD LIBOR + 0.990%) due 01/23/29 § ~	886,116	887,223
Sound Point CLO XV Ltd (Cayman) 1.073% (USD LIBOR + 0.900%) due 01/23/29 § ~	300,000	300,012
SP-STATIC CLO 1 Ltd (Cayman) 1.584% (USD LIBOR + 1.400%) due 07/22/28 § ~	450,807	451,342
Structured Asset Securities Corp Mortgage Loan Trust 1.592% (USD LIBOR + 1.500%) due 04/25/35 §	316,611	318,495
Symphony CLO XIV Ltd (Cayman) 1.136% (USD LIBOR + 0.950%) due 07/14/26 § ~	164,001	164,220
United States Small Business Administration 5.290% due 12/01/27	534,458	569,671
Venture XXI CLO Ltd (Cayman) 1.064% (USD LIBOR + 0.880%) due 07/15/27 § ~	324,056	324,462
Venture XXIV CLO Ltd (Cayman) 1.088% (USD LIBOR + 0.900%) due 10/20/28 § ~	393,051	393,149
Voya CLO Ltd (Cayman) 1.073% (USD LIBOR + 0.950%) due 04/17/30 § ~	1,300,000	1,300,186
Wind River 2015-2 CLO Ltd (Cayman) 1.054% (USD LIBOR + 0.870%) due 10/15/27 § ~	59,225	59,278

Total Asset-Backed Securities (Cost $34,945,670)		35,030,592

U.S. TREASURY OBLIGATIONS - 102.3%

U.S. Treasury Bonds - 1.0%

1.625% due 11/15/50	5,550,000	4,993,297

U.S. Treasury Inflation Protected Securities - 95.7%

0.125% due 01/15/22 ^ ‡	2,241,221	2,291,774
0.125% due 04/15/22 ^ ‡	20,550,441	21,086,701
0.125% due 01/15/23 ^ ‡	6,819,608	7,126,137
0.125% due 10/15/24 ^	11,030,360	11,890,740
0.125% due 04/15/25 ^	18,961,147	20,476,579
0.125% due 10/15/25 ^	2,160,795	2,352,316
0.125% due 04/15/26 ^	5,802,828	6,315,129
0.125% due 07/15/26 ^	15,927,850	17,451,728
0.125% due 01/15/30 ^	11,352,329	12,471,458
0.125% due 07/15/30 ^	6,247,800	6,898,013
0.125% due 02/15/51 ^ ‡	1,579,224	1,733,579
0.250% due 07/15/29 ^	7,934,511	8,833,602
0.250% due 02/15/50 ^	2,222,283	2,520,575
0.375% due 07/15/23 ^	7,342,272	7,812,095
0.375% due 07/15/25 ^	6,256,182	6,871,633
0.375% due 01/15/27 ^	20,355,801	22,546,329
0.375% due 07/15/27 ^	31,949,124	35,624,908
0.500% due 04/15/24 ^	12,074,196	13,021,014
0.500% due 01/15/28 ^	26,729,163	29,985,380
0.625% due 07/15/21 ^	1,196,406	1,201,177

	Principal Amount	Value
0.625% due 04/15/23 ^	$34,650,891	$36,644,637
0.625% due 01/15/24 ^	22,988,880	24,783,269
0.625% due 01/15/26 ^	13,439,140	14,933,824
0.625% due 02/15/43 ^	1,892,821	2,264,330
0.750% due 07/15/28 ^	13,986,209	16,062,057
0.750% due 02/15/42 ^	18,465,748	22,529,870
0.750% due 02/15/45 ^	4,047,559	5,000,230
0.875% due 01/15/29 ^	5,815,370	6,733,378
0.875% due 02/15/47 ^	4,537,959	5,848,758
1.000% due 02/15/46 ^	12,202,703	15,978,865
1.000% due 02/15/48 ^	1,407,471	1,880,591
1.375% due 02/15/44 ^	17,431,569	24,095,814
1.750% due 01/15/28 ^	2,674,966	3,234,631
2.000% due 01/15/26 ^	6,663,873	7,843,146
2.125% due 02/15/40 ^	5,397,955	8,056,418
2.125% due 02/15/41 ^	3,669,611	5,536,926
2.375% due 01/15/25 ^	11,755,705	13,668,525
2.375% due 01/15/27 ^ ‡	119,150	146,018
2.500% due 01/15/29 ^	6,215,063	8,010,453
3.625% due 04/15/28 ^	18,599,193	25,076,576
3.875% due 04/15/29 ^	8,709,727	12,255,412

		499,094,595

U.S. Treasury Notes - 5.6%

0.125% due 01/15/31 ^	26,121,950	28,768,673
1.750% due 12/31/24 ‡	550,000	572,451

		29,341,124

Total U.S. Treasury Obligations (Cost $492,126,781)		533,429,016

FOREIGN GOVERNMENT BONDS & NOTES - 10.4%

Australia Government (Australia) 1.250% due 02/21/22 ^ ~	AUD 2,590,000	2,337,294
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,395,830	2,494,999
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~	EUR 3,551,275	4,581,672
0.250% due 07/25/24 ^ ~	1,730,416	2,192,901
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~	6,800,508	8,713,477
1.400% due 05/26/25 ^ ~	12,051,720	15,442,043
Japanese Government CPI Linked (Japan)
0.005% due 03/10/31 ^	JPY 200,990,000	1,850,783
0.100% due 03/10/28 ^	382,388,260	3,531,485
0.100% due 03/10/29 ^	451,888,470	4,183,512
0.200% due 03/10/30 ^	29,823,900	280,964
New Zealand Government Inflation Linked (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 4,714,500	3,677,443
Qatar Government (Qatar) 3.875% due 04/23/23 ~	$700,000	743,968
Saudi Government (Saudi Arabia) 4.000% due 04/17/25 ~	1,230,000	1,360,196
United Kingdom Gilt Inflation Linked (United Kingdom) 1.250% due 11/22/27 ^ ~	GBP 1,690,383	3,022,501

Total Foreign Government Bonds & Notes (Cost $51,825,261)		54,413,238

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $2,786,212; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $2,842,026)	$2,786,212	$2,786,212

Total Short-Term Investment (Cost $2,786,212)		2,786,212

TOTAL INVESTMENTS - 134.5% (Cost $656,533,050)		701,473,676

DERIVATIVES - (0.1%)		(558,991)

OTHER ASSETS & LIABILITIES, NET - (34.4%)		(179,337,282)

NET ASSETS - 100.0%		$521,577,403

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	102.3%
Foreign Government Bonds & Notes	10.4%
Mortgage-Backed Securities	9.1%
Asset-Backed Securities	6.7%
Corporate Bonds & Notes	5.5%
Others (each less than 3.0%)	0.5%

	134.5%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	(34.4%	)

	100.0%

(b)

As of June 30, 2021, investments with a total aggregate value of $1,949,800 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(c)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended June 30, 2021 was $964,333 at a weighted average interest rate of 0.039%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended June 30, 2021 was $161,713,318 at a weighted average interest rate of 0.088%.

(d)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bobl	09/21	45	$7,154,393	$7,158,077	$3,684
Euro-Bund	09/21	70	14,194,754	14,327,063	132,309
Euro-Schatz	08/21	600	67,980,612	67,980,000	(612)
U.S. Treasury 5-Year Notes	09/21	301	37,286,772	37,152,336	(134,436)
U.S. Treasury 10-Year Notes	09/21	16	2,107,772	2,120,000	12,228
U.S. Treasury Ultra 10-Year Notes	09/21	30	4,347,408	4,416,094	68,686

					81,859

Short Futures Outstanding
Australia Treasury 3-Year Bond	09/21	16	1,400,858	1,397,751	3,107
Euro-BTP	09/21	43	7,666,145	7,719,980	(53,835)
Euro-Buxl	09/21	57	13,497,211	13,736,536	(239,325)
Euro-OAT	09/21	1	187,857	188,582	(725)
Euro-Schatz	09/21	671	89,234,133	89,222,883	11,250
Japan 10-Year Bonds	09/21	6	8,181,447	8,192,448	(11,001)
Long Gilt	09/21	14	2,456,587	2,480,810	(24,223)
Short Euro-BTP	09/21	14	1,876,410	1,878,513	(2,103)
U.S. Treasury 2-Year Notes	09/21	72	15,888,283	15,863,062	25,221
U.S. Treasury 30-Year Bonds	09/21	94	14,633,023	15,110,500	(477,477)
U.S. Treasury Ultra Long Bonds	09/21	74	13,585,731	14,258,875	(673,144)

					(1,442,255)

Total Futures Contracts					($1,360,396)

(e)	Forward foreign currency contracts outstanding as of June 30, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
DKK	3,270,000	USD	519,912	07/21	CIT	$1,517	$-
DKK	28,946,061	USD	4,646,264	07/21	JPM	-	(30,586)
DKK	34,315,279	USD	5,511,007	07/21	MSC	-	(39,167)
DKK	40,840,738	USD	6,558,722	07/21	SGN	-	(46,346)
EUR	657,000	USD	784,455	07/21	BNP	-	(5,417)
GBP	431,000	USD	598,749	07/21	BNP	-	(2,547)
GBP	7,029,000	USD	9,728,663	07/21	HSB	-	(5,448)
NZD	5,404,000	USD	3,780,917	07/21	BNP	-	(3,520)
USD	2,289,410	AUD	2,960,000	07/21	CIT	69,558	-
USD	2,443,790	CAD	2,944,000	07/21	BNP	68,830	-
USD	2,377,396	CAD	2,944,000	08/21	TDB	2,474	-
USD	6,259,486	DKK	39,334,684	07/21	BOA	-	(12,739)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	4,836,888	DKK	30,499,201	07/21	CIT	$-	($26,449)
USD	608,830	DKK	3,800,000	07/21	GSC	2,890	-
USD	5,393,234	DKK	34,002,353	07/21	JPM	-	(28,708)
USD	4,654,407	DKK	28,946,061	10/21	JPM	30,676	-
USD	5,520,574	DKK	34,315,279	10/21	MSC	39,185	-
USD	6,570,071	DKK	40,840,738	10/21	SGN	46,331	-
USD	1,580,114	EUR	1,328,000	07/21	HSB	5,437	-
USD	39,207,234	EUR	32,049,000	07/21	TDB	1,205,128	-
USD	38,828,090	EUR	32,720,000	08/21	TDB	4,719	-
USD	10,546,402	GBP	7,460,000	07/21	GSC	226,984	-
USD	9,729,436	GBP	7,029,000	08/21	HSB	5,294	-
USD	9,479,659	JPY	1,036,800,000	07/21	BRC	147,106	-
USD	480,708	JPY	52,700,000	07/21	CIT	6,339	-
USD	9,818,661	JPY	1,089,500,000	08/21	BNP	9,160	-
USD	3,943,765	NZD	5,404,000	07/21	JPM	166,368	-
USD	3,780,674	NZD	5,404,000	08/21	BNP	3,560	-

Total Forward Foreign Currency Contracts						$2,041,556	($200,927)

(f)	Purchased options outstanding as of June 30, 2021 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 5-Year Interest Rate Swap	Pay	3-Month USD LIBOR	0.700%	08/24/21	MSC	$21,500,000	$77,400	$9,172

Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.190%	11/02/22	MSC	EUR 1,500,000	109,402	222,044
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.195%	11/02/22	BNP	1,550,000	1,166	227,552
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%	11/04/22	BNP	1,840,000	140,020	269,736
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%	11/04/22	BRC	960,000	71,659	140,732

							322,247	860,064

Total Interest Rate Swaptions							$399,647	$869,236

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - Fannie Mae 2.000% due 07/14/51	$99.66	07/07/21	JPM	$200,000	$1,125	$27
Put - Fannie Mae 2.000% due 08/12/51	100.16	08/05/21	JPM	100,000	937	315
Put - Fannie Mae 2.000% due 08/12/51	100.47	08/05/21	JPM	200,000	1,875	800
Put - Fannie Mae 2.500% due 08/12/51	103.23	08/05/21	JPM	300,000	1,711	1,115

					$5,648	$2,257

Total Purchased Options					$405,295	$871,493

(g)	Premiums received and value of written options outstanding as of June 30, 2021 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - iTraxx Main 34 5Y	0.400%	07/21/21	BRC	EUR 1,000,000	$555	($646)
Call - CDX IG36 5Y	0.475%	08/18/21	BRC	$800,000	600	(551)
Call - CDX IG36 5Y	0.475%	08/18/21	CSF	400,000	324	(275)
Call - CDX IG36 5Y	0.475%	08/18/21	DUB	900,000	720	(619)

					2,199	(2,091)

Credit Default Swaptions on Credit Indices – Sell Protection
Put - iTraxx Main 35 5Y	0.750%	07/21/21	BOA	EUR 700,000	724	(53)
Put - iTraxx Main 34 5Y	0.750%	07/21/21	BRC	1,000,000	1,315	(47)
Put - iTraxx Main 35 5Y	0.750%	07/21/21	BRC	500,000	526	(38)
Put - iTraxx Main 34 5Y	0.750%	07/21/21	GSC	700,000	925	(33)
Put - iTraxx Main 35 5Y	0.750%	07/21/21	GSC	700,000	716	(53)
Put - CDX IG36 5Y	0.900%	07/21/21	GSC	$700,000	903	(31)
Put - iTraxx Main 35 5Y	0.700%	08/18/21	BRC	EUR 1,500,000	2,012	(411)
Put - CDX IG36 5Y	0.750%	08/18/21	BOA	$800,000	780	(157)
Put - iTraxx Main 35 5Y	0.750%	08/18/21	BRC	EUR 700,000	791	(161)
Put - CDX IG36 5Y	0.750%	08/18/21	CSF	$2,100,000	2,121	(413)
Put - iTraxx Main 35 5Y	0.800%	08/18/21	BRC	EUR 700,000	762	(139)
Put - CDX IG36 5Y	0.800%	08/18/21	CIT	$ 700,000	756	(114)
Put - CDX IG36 5Y	0.800%	08/18/21	CSF	1,200,000	1,140	(196)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - iTraxx Main 35 5Y	0.800%	08/18/21	DUB	EUR 700,000	$787	($139)
Put - CDX IG36 5Y	0.800%	08/18/21	GSC	$800,000	804	(131)
Put - iTraxx Main 35 5Y	0.825%	08/18/21	BNP	EUR 700,000	816	(130)
Put - iTraxx Main 35 5Y	0.850%	08/18/21	BRC	700,000	767	(123)
Put - iTraxx Main 35 5Y	0.850%	08/18/21	DUB	700,000	757	(123)
Put - CDX IG36 5Y	0.800%	09/15/21	BRC	$800,000	992	(281)
Put - CDX IG36 5Y	0.800%	09/15/21	DUB	900,000	1,080	(316)
Put - CDX IG36 5Y	0.850%	09/15/21	CSF	200,000	196	(60)
Put - CDX IG36 5Y	0.900%	09/15/21	CSF	1,700,000	1,793	(437)
Put - CDX IG36 5Y	0.900%	09/15/21	DUB	2,700,000	2,763	(694)
Put - iTraxx Main 35 5Y	0.850%	10/20/21	BRC	EUR 1,400,000	1,453	(843)

					25,679	(5,123)

Total Credit Default Swaptions on Credit Indices					$27,878	($7,214)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1.000+ 4.000%)^10]	04/22/24	JPM	$13,800,000	$100,395	($1)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1+4.000%)^10 ]	05/16/24	JPM	1,300,000	9,035	(13)
Cap - Eurostat Eurozone HICP	117.20	Maximum of [0, (Final Index/Initial Index) - (1+3.000%)^20)]	06/22/35	GSC	EUR 2,200,000	100,087	(3,152)

						$209,517	($3,166)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD LIBOR	0.550%	08/24/21	MSC	$43,000,000	$67,725	($3,565)
Call - 1-Year Interest Rate Swap	Receive	3-Month EUR-LIBOR	(0.526%)	11/17/22	GSC	EUR 32,000,000	49,740	(15,196)

							117,465	(18,761)

Put - 10-Year Interest Rate Swap	Pay	3-Month USD LIBOR	1.760%	07/07/21	MSC	$100,000	765	(2)
Put - 10-Year Interest Rate Swap	Pay	3-Month USD LIBOR	2.300%	09/29/21	DUB	4,930,000	33,647	(3,093)
Put - 10-Year Interest Rate Swap	Pay	3-Month USD LIBOR	2.300%	09/29/21	JPM	100,000	720	(63)
Put - 10-Year Interest Rate Swap	Pay	3-Month USD LIBOR	2.300%	09/29/21	MSC	5,970,000	42,446	(3,746)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/02/22	BNP	EUR 4,700,000	-	(210,796)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/02/22	MSC	4,500,000	109,159	(201,826)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/04/22	BNP	5,490,000	136,171	(247,282)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/04/22	BRC	2,810,000	68,840	(126,569)

							391,748	(793,377)

Total Interest Rate Swaptions							$509,213	($812,138)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 2.000% due 07/14/51	$101.23	07/07/21	GSC	$200,000	$1,023	($318)
Call - Fannie Mae 2.500% due 07/14/51	104.05	07/07/21	JPM	100,000	172	(7)
Call - Fannie Mae 2.000% due 08/12/51	101.37	08/05/21	GSC	200,000	664	(560)
Call - Fannie Mae 2.500% due 08/12/51	103.98	08/05/21	JPM	200,000	406	(152)
Call - Fannie Mae 2.000% due 09/14/51	101.02	09/07/21	GSC	300,000	1,313	(1,636)
Call - Fannie Mae 2.000% due 09/14/51	101.31	09/07/21	JPM	100,000	313	(405)

					3,891	(3,078)

Put - Fannie Mae 2.500% due 07/14/51	102.05	07/07/21	JPM	100,000	344	(3)
Put - Fannie Mae 2.000% due 08/12/51	99.16	08/05/21	JPM	200,000	1,250	(314)
Put - Fannie Mae 2.000% due 08/12/51	99.47	08/05/21	JPM	400,000	2,484	(776)
Put - Fannie Mae 2.500% due 08/12/51	101.98	08/05/21	JPM	200,000	687	(223)
Put - Fannie Mae 2.500% due 08/12/51	102.23	08/05/21	JPM	600,000	1,875	(830)
Put - Fannie Mae 3.000% due 08/12/51	104.14	08/05/21	JPM	200,000	344	(325)
Put - Ginnie Mae 2.500% due 08/19/51	102.23	08/12/21	JPM	500,000	1,602	(816)
Put - Ginnie Mae 2.500% due 08/19/51	102.30	08/12/21	JPM	500,000	1,680	(857)
Put - Fannie Mae 2.000% due 09/14/51	99.02	09/07/21	GSC	300,000	1,875	(1,085)
Put - Fannie Mae 3.000% due 09/14/51	103.70	09/07/21	JPM	200,000	609	(317)
Put - Fannie Mae 3.000% due 09/14/51	103.98	09/07/21	JPM	200,000	609	(471)

					13,359	(6,017)

Total Options on Securities					$17,250	($9,095)

Total Written Options					$763,858	($831,613)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(h)	Swap agreements outstanding as of June 30, 2021 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 06/30/21 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ally Financial Inc	Q	5.000%	06/20/22	ICE	0.290%	$200,000	$9,544	$5,027	$4,517
General Electric Co	Q	1.000%	12/20/23	ICE	0.385%	300,000	4,674	(8,449)	13,123

Total Credit Default Swaps							$14,218	($3,422)	$17,640

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps – Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.335%	U.S. CPI Urban Consumers	Z/Z	LCH	07/01/21	$400,000	($11,306)	$-	($11,306)
1.690%	U.S. CPI Urban Consumers	Z/Z	LCH	08/07/21	5,300,000	(208,981)	(250)	(208,731)
1.825%	U.S. CPI Urban Consumers	Z/Z	LCH	08/14/21	2,800,000	(105,826)	-	(105,826)
1.863%	U.S. CPI Urban Consumers	Z/Z	LCH	08/26/21	900,000	(33,076)	(100)	(32,976)
1.280%	U.S. CPI Urban Consumers	Z/Z	LCH	11/02/21	1,300,000	(47,611)	-	(47,611)
2.180%	U.S. CPI Urban Consumers	Z/Z	LCH	01/19/22	4,100,000	(107,224)	(58)	(107,166)
2.200%	U.S. CPI Urban Consumers	Z/Z	LCH	01/21/22	2,100,000	(54,480)	-	(54,480)
2.170%	U.S. CPI Urban Consumers	Z/Z	LCH	02/01/22	4,000,000	(104,780)	-	(104,780)
2.155%	U.S. CPI Urban Consumers	Z/Z	LCH	02/04/22	5,300,000	(138,909)	(80)	(138,829)
2.200%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/22	2,700,000	(69,110)	-	(69,110)
3.465%	GBP Retail Price	Z/Z	LCH	02/15/22	GBP 1,700,000	(26,518)	-	(26,518)
3.220%	GBP Retail Price	Z/Z	LCH	03/15/22	1,900,000	(28,433)	(26)	(28,407)
(0.526%)	3-Month EUR-LIBOR	A/Q	LCH	11/21/23	EUR 16,000,000	(23,123)	-	(23,123)
3.850%	GBP Retail Price	Z/Z	LCH	09/15/24	GBP 2,700,000	153,139	125	153,014
3.330%	GBP Retail Price	Z/Z	LCH	01/15/25	5,700,000	32,829	133,847	(101,018)
3.603%	GBP Retail Price	Z/Z	LCH	11/15/28	120,000	5,817	-	5,817
3.633%	GBP Retail Price	Z/Z	LCH	12/15/28	700,000	37,419	-	37,419
1.954%	U.S. CPI Urban Consumers	Z/Z	LCH	06/03/29	$2,350,000	(138,970)	-	(138,970)
1.998%	U.S. CPI Urban Consumers	Z/Z	LCH	07/25/29	7,700,000	(407,508)	-	(407,508)
1.760%	U.S. CPI Urban Consumers	Z/Z	LCH	11/04/29	3,100,000	(253,114)	(3,110)	(250,004)
1.883%	U.S. CPI Urban Consumers	Z/Z	LCH	11/20/29	700,000	(48,214)	642	(48,856)
3.438%	GBP Retail Price	Z/Z	LCH	01/15/30	GBP 100,000	(1,132)	-	(1,132)
3.190%	GBP Retail Price	Z/Z	LCH	04/15/30	3,800,000	(57,228)	(214,684)	157,456
3.400%	GBP Retail Price	Z/Z	LCH	06/15/30	2,500,000	103,703	57,700	46,003
3.325%	GBP Retail Price	Z/Z	LCH	08/15/30	830,000	9,707	7,797	1,910
3.475%	GBP Retail Price	Z/Z	LCH	08/15/30	700,000	(30,921)	7,283	(38,204)
1.380%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/31	EUR 5,300,000	(183,339)	(38,565)	(144,774)
3.750%	GBP Retail Price	Z/Z	LCH	04/15/31	GBP 770,000	(2,608)	(364)	(2,244)
3.566%	GBP Retail Price	Z/Z	LCH	03/15/36	400,000	(8,980)	-	(8,980)
3.580%	GBP Retail Price	Z/Z	LCH	03/15/36	1,200,000	(21,885)	(7,031)	(14,854)

						($1,770,662)	($56,874)	($1,713,788)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Interest Rate Swaps - Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.090%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/22	EUR 2,200,000	$68,183	$-	$68,183
0.330%	Eurostat Eurozone HICP	Z/Z	LCH	07/15/22	1,400,000	46,302	(160)	46,462
2.069%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/22	$1,200,000	27,770	-	27,770
2.210%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/23	6,810,000	101,347	-	101,347
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	04/27/23	5,320,000	50,567	(801)	51,368
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/23	1,150,000	11,650	-	11,650
2.281%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/23	1,760,000	13,039	-	13,039
2.314%	U.S. CPI Urban Consumers	Z/Z	LCH	02/26/26	2,100,000	57,769	-	57,769
2.419%	U.S. CPI Urban Consumers	Z/Z	LCH	03/05/26	2,800,000	60,242	-	60,242
2.768%	U.S. CPI Urban Consumers	Z/Z	LCH	05/13/26	1,700,000	(1,180)	-	(1,180)
2.813%	U.S. CPI Urban Consumers	Z/Z	LCH	05/14/26	1,000,000	(3,232)	-	(3,232)
2.703%	U.S. CPI Urban Consumers	Z/Z	LCH	05/25/26	1,210,000	2,221	190	2,031
1.798%	U.S. CPI Urban Consumers	Z/Z	LCH	08/25/27	900,000	69,113	-	69,113
1.890%	U.S. CPI Urban Consumers	Z/Z	LCH	08/27/27	1,000,000	69,676	-	69,676
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	JPY 377,560,000	(65,759)	(4,387)	(61,372)
3.250%	3-Month NZD Bank Bills	S/Q	CME	03/21/28	NZD 3,500,000	(287,509)	7,523	(295,032)
2.311%	U.S. CPI Urban Consumers	Z/Z	LCH	02/24/31	$5,100,000	155,157	(1,980)	157,137

						$375,356	$385	$374,971

Total Interest Rate Swaps						($1,395,306)	($56,489)	($1,338,817)

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Inflation Protected Securities 0.125% due 07/12/21	0.060%	Z	BNP	07/12/21	$20,000,000	$242,073	$-	$242,073

Total Swap Agreements						($1,139,015)	($59,911)	($1,079,104)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$-	$242,073
Liabilities	-	-
Centrally Cleared Swap Agreements (1)
Assets	220,134	1,155,046
Liabilities	(280,045)	(2,476,223)

	($59,911)	($1,079,104)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$28,507,334	$-	$28,507,334	$-
	Mortgage-Backed Securities	47,307,284	-	47,307,284	-
	Asset-Backed Securities	35,030,592	-	35,030,592	-
	U.S. Treasury Obligations	533,429,016	-	533,429,016	-
	Foreign Government Bonds & Notes	54,413,238	-	54,413,238	-
	Short-Term Investment	2,786,212	-	2,786,212	-
	Derivatives:
	Credit Contracts
	Swaps	17,640	-	17,640	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,041,556	-	2,041,556	-
	Interest Rate Contracts
	Futures	256,485	256,485	-	-
	Purchased Options	871,493	-	871,493	-
	Swaps	1,379,479	-	1,379,479	-

	Total Interest Rate Contracts	2,507,457	256,485	2,250,972	-

	Total Asset - Derivatives	4,566,653	256,485	4,310,168	-

	Total Assets	706,040,329	256,485	705,783,844	-

Liabilities	Sale-buyback Financial Transactions	(395,057,678)	-	(395,057,678)	-
	Derivatives:
	Credit Contracts
	Written Options	(7,214)	-	(7,214)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(200,927)	-	(200,927)	-
	Interest Rate Contracts
	Futures	(1,616,881)	(1,616,881)	-	-
	Written Options	(824,399)	-	(824,399)	-
	Swaps	(2,476,223)	-	(2,476,223)	-

	Total Interest Rate Contracts	(4,917,503)	(1,616,881)	(3,300,622)	-

	Total Liabilities - Derivatives	(5,125,644)	(1,616,881)	(3,508,763)	-

	Total Liabilities	(400,183,322)	(1,616,881)	(398,566,441)	-

	Total	$305,857,007	($1,360,396)	$307,217,403	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 32.1%

Basic Materials - 0.8%

Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$1,200,000	$1,294,467
DuPont de Nemours Inc 5.319% due 11/15/38	685,000	907,177
Glencore Funding LLC (Australia) 2.500% due 09/01/30 ~	760,000	758,906
International Flavors & Fragrances Inc 2.300% due 11/01/30 ~	1,530,000	1,523,271
3.468% due 12/01/50 ~	790,000	822,686
LYB International Finance III LLC 1.250% due 10/01/25	335,000	334,524
3.375% due 05/01/30	485,000	526,376
Nutrien Ltd (Canada) 5.000% due 04/01/49	375,000	495,267
PPG Industries Inc 1.200% due 03/15/26	285,000	284,512
Steel Dynamics Inc 1.650% due 10/15/27	750,000	749,207
Teck Resources Ltd (Canada) 3.900% due 07/15/30	1,550,000	1,672,382
Vale Overseas Ltd (Brazil) 3.750% due 07/08/30	1,530,000	1,630,904

		10,999,679

Communications - 2.6%

America Movil SAB de CV (Mexico) 2.875% due 05/07/30	945,000	999,832
AT&T Inc 2.300% due 06/01/27	1,550,000	1,604,459
2.750% due 06/01/31	2,045,000	2,127,874
3.500% due 06/01/41	1,540,000	1,602,553
3.550% due 09/15/55 ~	1,125,000	1,130,410
Charter Communications Operating LLC 2.800% due 04/01/31	2,050,000	2,098,136
3.500% due 06/01/41	285,000	287,399
3.700% due 04/01/51	860,000	852,630
Comcast Corp 1.500% due 02/15/31	2,700,000	2,560,596
2.800% due 01/15/51	736,000	709,390
3.250% due 11/01/39	970,000	1,033,368
Corning Inc 5.750% due 08/15/40	300,000	408,819
Cox Communications Inc 1.800% due 10/01/30 ~	660,000	630,119
2.950% due 10/01/50 ~	555,000	526,997
Deutsche Telekom AG (Germany) 3.625% due 01/21/50 ~	1,000,000	1,058,645
Discovery Communications LLC 3.625% due 05/15/30	980,000	1,070,156
Rogers Communications Inc (Canada) 3.700% due 11/15/49	770,000	821,873
T-Mobile USA Inc 2.550% due 02/15/31	2,620,000	2,656,680
3.000% due 02/15/41	1,630,000	1,613,977
The Walt Disney Co 2.650% due 01/13/31	1,000,000	1,050,615
3.500% due 05/13/40	945,000	1,055,385
Verizon Communications Inc 2.100% due 03/22/28	500,000	510,823
2.650% due 11/20/40	546,000	526,409
3.150% due 03/22/30	1,440,000	1,556,114
3.400% due 03/22/41	610,000	646,073
3.700% due 03/22/61	600,000	643,640
3.850% due 11/01/42	1,815,000	2,064,572

	Principal Amount	Value
ViacomCBS Inc 4.000% due 01/15/26	$575,000	$639,818
4.375% due 03/15/43	620,000	719,118
5.850% due 09/01/43	10,000	13,723

		33,220,203

Consumer, Cyclical - 3.1%

7-Eleven Inc 0.625% due 02/10/23 ~	1,490,000	1,491,000
0.950% due 02/10/26 ~	345,000	338,993
1.300% due 02/10/28 ~	277,000	267,776
2.500% due 02/10/41 ~	283,000	263,953
Alimentation Couche-Tard Inc (Canada) 2.950% due 01/25/30 ~	1,130,000	1,174,497
3.439% due 05/13/41 ~	785,000	811,581
3.625% due 05/13/51 ~	875,000	916,565
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	1,636,960	1,673,880
American Honda Finance Corp 2.000% due 03/24/28	2,000,000	2,053,520
AutoZone Inc 3.625% due 04/15/25	1,010,000	1,106,129
Daimler Finance North America LLC (Germany) 1.450% due 03/02/26 ~	1,076,000	1,081,404
Delta Air Lines 2015-1 Class B Pass-Through Trust 4.250% due 01/30/25	604,092	616,751
Dollar General Corp 4.125% due 04/03/50	760,000	892,485
General Motors Co 6.125% due 10/01/25	270,000	319,815
General Motors Financial Co Inc 1.250% due 01/08/26	956,000	950,124
2.700% due 06/10/31	830,000	834,752
4.350% due 01/17/27	230,000	258,804
Hasbro Inc 3.900% due 11/19/29	682,000	759,038
Hyundai Capital America 1.150% due 11/10/22 ~	2,554,000	2,572,093
1.300% due 01/08/26 ~	225,000	222,626
1.800% due 01/10/28 ~	395,000	392,140
2.375% due 10/15/27 ~	1,685,000	1,725,248
2.650% due 02/10/25 ~	600,000	628,644
3.000% due 02/10/27 ~	200,000	212,096
Kia Corp (South Korea) 3.250% due 04/21/26 ~	950,000	1,018,505
Kohl’s Corp 3.375% due 05/01/31	979,000	1,014,666
Lennar Corp 4.500% due 04/30/24	195,000	213,525
Lowe’s Cos Inc 1.700% due 10/15/30	560,000	537,307
2.625% due 04/01/31	1,365,000	1,411,983
MDC Holdings Inc 2.500% due 01/15/31	530,000	517,010
Nissan Motor Acceptance Corp 2.800% due 01/13/22 ~	1,056,000	1,068,046
Nissan Motor Co Ltd (Japan) 3.522% due 09/17/25 ~	1,007,000	1,076,010
4.345% due 09/17/27 ~	1,535,000	1,688,671
Nordstrom Inc 4.250% due 08/01/31 ~	731,000	762,216
O’Reilly Automotive Inc 3.900% due 06/01/29	1,135,000	1,283,188
Starbucks Corp 3.350% due 03/12/50	565,000	592,301
Tractor Supply Co 1.750% due 11/01/30	1,000,000	954,574

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
United Airlines 2016-1 Class B Pass-Through Trust 3.650% due 07/07/27	$2,258,889	$2,247,481
United Airlines 2016-2 Class A Pass-Through Trust 3.100% due 04/07/30	521,589	527,986
United Airlines 2018-1 Class A Pass-Through Trust 3.700% due 09/01/31	1,338,444	1,367,668
United Airlines Pass-Through Trust ‘A’ 3.650% due 04/07/27	1,530,006	1,532,634
Volkswagen Group of America Finance LLC (Germany) 1.250% due 11/24/25 ~	1,500,000	1,492,059

		40,869,744

Consumer, Non-Cyclical - 4.6%

AbbVie Inc 3.200% due 11/21/29	1,175,000	1,277,086
4.050% due 11/21/39	1,120,000	1,302,616
4.250% due 11/21/49	910,000	1,092,391
Altria Group Inc 2.450% due 02/04/32	835,000	808,442
Amgen Inc 3.150% due 02/21/40	1,125,000	1,174,325
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.500% due 06/01/30	1,805,000	2,009,681
3.750% due 07/15/42	2,870,000	3,118,429
4.750% due 04/15/58	1,230,000	1,545,363
Anthem Inc 2.250% due 05/15/30	1,135,000	1,146,460
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	205,000	306,831
Banner Health 1.897% due 01/01/31	1,210,000	1,190,077
Baptist Healthcare System Obligated Group 3.540% due 08/15/50	540,000	583,951
BAT Capital Corp (United Kingdom) 2.259% due 03/25/28	3,125,000	3,104,910
3.734% due 09/25/40	760,000	744,082
Becton Dickinson and Co 3.794% due 05/20/50	570,000	640,164
4.669% due 06/06/47	265,000	330,749
Biogen Inc 2.250% due 05/01/30	640,000	642,272
3.150% due 05/01/50	550,000	541,327
Bon Secours Mercy Health Inc 3.205% due 06/01/50	700,000	726,942
Boston Scientific Corp 4.000% due 03/01/29	375,000	426,939
4.550% due 03/01/39	340,000	416,025
Bristol-Myers Squibb Co 2.350% due 11/13/40	165,000	159,162
3.400% due 07/26/29	1,330,000	1,492,040
Bunge Ltd Finance Corp 2.750% due 05/14/31	965,000	976,314
Cigna Corp 4.125% due 11/15/25	900,000	1,009,148
CommonSpirit Health 2.782% due 10/01/30	1,065,000	1,107,183
3.910% due 10/01/50	650,000	716,940
Conagra Brands Inc 1.375% due 11/01/27	1,085,000	1,059,471
CVS Health Corp 4.875% due 07/20/35	850,000	1,036,876
CVS Pass-Through Trust 4.163% due 08/11/36 ~	530,621	592,085
DH Europe Finance II Sarl 3.250% due 11/15/39	285,000	305,794

	Principal Amount	Value
Gilead Sciences Inc 1.650% due 10/01/30	$1,125,000	$1,088,423
2.600% due 10/01/40	675,000	651,112
Global Payments Inc 3.200% due 08/15/29	355,000	380,494
HCA Inc 5.250% due 06/15/26	2,430,000	2,814,907
5.500% due 06/15/47	700,000	913,238
IHS Markit Ltd 4.250% due 05/01/29	649,000	752,321
Keurig Dr Pepper Inc 3.200% due 05/01/30	655,000	708,981
3.800% due 05/01/50	610,000	688,932
Kimberly-Clark Corp 3.700% due 06/01/43	770,000	875,974
MedStar Health Inc 3.626% due 08/15/49	520,000	583,418
MidMichigan Health 3.409% due 06/01/50	1,000,000	1,077,547
Mondelez International Inc 1.875% due 10/15/32	750,000	727,682
MultiCare Health System 2.803% due 08/15/50	560,000	553,206
PeaceHealth Obligated Group 3.218% due 11/15/50	655,000	691,635
Quest Diagnostics Inc 2.800% due 06/30/31	870,000	909,319
Regeneron Pharmaceuticals Inc 1.750% due 09/15/30	1,125,000	1,067,411
Royalty Pharma PLC 1.750% due 09/02/27 ~	225,000	221,610
3.300% due 09/02/40 ~	600,000	605,312
3.550% due 09/02/50 ~	340,000	339,023
Smithfield Foods Inc 3.000% due 10/15/30 ~	1,025,000	1,034,713
Sysco Corp 2.400% due 02/15/30	1,615,000	1,644,006
Takeda Pharmaceutical Co Ltd (Japan) 3.025% due 07/09/40	1,695,000	1,714,366
The Kroger Co 3.950% due 01/15/50	565,000	644,226
Triton Container International Ltd (Bermuda) 2.050% due 04/15/26 ~	1,100,000	1,106,840
Tyson Foods Inc 3.550% due 06/02/27	1,095,000	1,213,627
UnitedHealth Group Inc 2.750% due 05/15/40	655,000	664,439
3.250% due 05/15/51	525,000	561,131
Utah Acquisition Sub Inc 3.950% due 06/15/26	585,000	644,853
Viatris Inc 3.850% due 06/22/40 ~	340,000	362,081
4.000% due 06/22/50 ~	770,000	815,711
West Virginia United Health System Obligated Group 3.129% due 06/01/50	1,205,000	1,218,033
Zimmer Biomet Holdings Inc 3.550% due 03/20/30	1,125,000	1,232,384

		60,091,030

Diversified - 0.2%

Hutchison Whampoa International 14 Ltd (United Kingdom) 3.625% due 10/31/24 ~	2,000,000	2,180,061

Energy - 2.9%

Baker Hughes a GE Co LLC 3.337% due 12/15/27	765,000	836,730
Boardwalk Pipelines LP 4.450% due 07/15/27	480,000	542,697

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
BP Capital Markets America Inc 2.772% due 11/10/50	$565,000	$524,414
3.633% due 04/06/30	1,685,000	1,890,614
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	1,115,000	1,297,710
Chevron Corp 2.978% due 05/11/40	1,135,000	1,192,225
Chevron USA Inc 3.250% due 10/15/29	875,000	970,014
Cimarex Energy Co 3.900% due 05/15/27	495,000	546,208
ConocoPhillips 3.750% due 10/01/27 ~	760,000	854,896
Diamondback Energy Inc 3.125% due 03/24/31	1,000,000	1,037,435
3.250% due 12/01/26	770,000	825,975
Enable Midstream Partners LP 4.150% due 09/15/29	605,000	662,972
Energy Transfer LP 3.900% due 07/15/26	1,700,000	1,857,801
5.000% due 05/15/50	1,000,000	1,158,051
6.100% due 02/15/42	455,000	567,976
Enterprise Products Operating LLC 4.450% due 02/15/43	1,130,000	1,340,393
Exxon Mobil Corp 2.995% due 08/16/39	1,690,000	1,737,575
Flex Intermediate Holdco LLC 3.363% due 06/30/31 ~	475,000	481,804
4.317% due 12/30/39 ~	335,000	341,713
Galaxy Pipeline Assets Bidco Ltd (United Arab Emirates) 2.940% due 09/30/40 ~	550,000	547,655
Gray Oak Pipeline LLC 2.600% due 10/15/25 ~	1,685,000	1,732,287
HollyFrontier Corp 2.625% due 10/01/23	540,000	558,697
5.875% due 04/01/26	842,000	974,795
Lundin Energy Finance BV (Netherlands) 2.000% due 07/15/26 ~	307,000	307,852
3.100% due 07/15/31 ~	200,000	202,452
MPLX LP 4.500% due 04/15/38	580,000	666,390
NGPL PipeCo LLC 3.250% due 07/15/31 ~	510,000	526,151
ONEOK Inc 2.200% due 09/15/25	1,125,000	1,157,762
Phillips 66 Partners LP 3.550% due 10/01/26	560,000	609,305
Pioneer Natural Resources Co 1.900% due 08/15/30	760,000	732,902
Plains All American Pipeline LP 4.650% due 10/15/25	1,685,000	1,886,398
5.150% due 06/01/42	1,000,000	1,123,230
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	1,130,000	1,292,448
Saudi Arabian Oil Co (Saudi Arabia) 1.625% due 11/24/25 ~	200,000	202,199
Schlumberger Holdings Corp 4.000% due 12/21/25 ~	770,000	855,149
Shell International Finance BV (Netherlands) 2.375% due 11/07/29	1,135,000	1,179,400
3.125% due 11/07/49	570,000	590,510
Suncor Energy Inc (Canada) 4.000% due 11/15/47	570,000	634,622
Tennessee Gas Pipeline Co LLC 2.900% due 03/01/30 ~	1,050,000	1,090,336
TotalEnergies Capital International SA (France) 2.986% due 06/29/41	1,130,000	1,152,826
TransCanada PipeLines Ltd (Canada) 4.100% due 04/15/30	1,120,000	1,288,102

		37,978,671

	Principal Amount	Value
Financial - 12.4%

ABN AMRO Bank NV (Netherlands) 1.542% due 06/16/27 ~	$800,000	$795,550
AerCap Ireland Capital DAC (Ireland) 4.450% due 10/01/25	1,170,000	1,289,109
AIB Group PLC (Ireland) 4.263% due 04/10/25 ~	600,000	646,968
4.750% due 10/12/23 ~	750,000	814,917
Air Lease Corp 1.875% due 08/15/26	1,785,000	1,787,774
2.875% due 01/15/26	610,000	641,413
3.375% due 07/01/25	1,005,000	1,080,357
Alexandria Real Estate Equities Inc REIT 3.375% due 08/15/31	1,130,000	1,243,365
American International Group Inc 3.400% due 06/30/30	770,000	845,101
4.375% due 06/30/50	770,000	938,883
American Tower Corp REIT 1.500% due 01/31/28	755,000	735,075
1.875% due 10/15/30	2,510,000	2,425,530
2.950% due 01/15/51	229,000	219,286
3.100% due 06/15/50	351,000	343,816
Athene Global Funding 0.950% due 01/08/24 ~	1,040,000	1,041,346
1.450% due 01/08/26 ~	905,000	906,442
2.500% due 01/14/25 ~	1,200,000	1,251,665
2.500% due 03/24/28 ~	885,000	908,245
Australia & New Zealand Banking Group Ltd (Australia) 4.400% due 05/19/26 ~	1,140,000	1,285,615
Avolon Holdings Funding Ltd (Ireland) 2.125% due 02/21/26 ~	305,000	303,996
3.625% due 05/01/22 ~	1,400,000	1,432,545
4.250% due 04/15/26 ~	765,000	829,662
5.125% due 10/01/23 ~	4,375,000	4,731,532
Banco Santander SA (Spain) 1.849% due 03/25/26	600,000	606,709
2.749% due 12/03/30	600,000	594,907
Bank of America Corp 1.197% due 10/24/26	1,385,000	1,373,307
2.676% due 06/19/41	2,885,000	2,804,178
3.419% due 12/20/28	1,000,000	1,089,837
3.705% due 04/24/28	3,190,000	3,529,405
4.000% due 01/22/25	3,770,000	4,139,219
Barclays PLC (United Kingdom) 1.007% due 12/10/24	1,341,000	1,346,385
3.650% due 03/16/25	750,000	813,449
4.337% due 01/10/28	1,135,000	1,269,893
BNP Paribas SA (France) 1.904% due 09/30/28 ~	750,000	745,710
2.588% due 08/12/35 ~	660,000	645,432
BPCE SA (France) 1.652% due 10/06/26 ~	1,670,000	1,678,540
2.277% due 01/20/32 ~	250,000	245,565
Brixmor Operating Partnership LP 2.250% due 04/01/28	400,000	399,922
4.125% due 05/15/29	600,000	672,927
Brookfield Finance Inc (Canada) 3.500% due 03/30/51	1,200,000	1,256,828
Brown & Brown Inc 2.375% due 03/15/31	1,125,000	1,125,644
Camden Property Trust REIT 3.150% due 07/01/29	1,100,000	1,196,802
Capital One Financial Corp
3.800% due 01/31/28	1,130,000	1,274,309
3.950% due 09/01/26	595,000	609,131
Citigroup Inc 1.122% due 01/28/27	721,000	711,111
2.561% due 05/01/32	975,000	993,191

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
3.520% due 10/27/28	$1,140,000	$1,249,128
3.875% due 03/26/25	3,390,000	3,721,725
3.875% due 02/18/26	265,000	271,294
3.878% due 01/24/39	915,000	1,057,354
Corporate Office Properties LP 2.750% due 04/15/31	655,000	660,794
Credit Agricole SA (France) 1.247% due 01/26/27 ~	817,000	804,792
2.811% due 01/11/41 ~	250,000	237,644
4.375% due 03/17/25 ~	1,125,000	1,239,462
Credit Suisse Group AG (Switzerland) 1.305% due 02/02/27 ~	1,560,000	1,529,503
3.091% due 05/14/32 ~	745,000	769,168
4.282% due 01/09/28 ~	3,935,000	4,063,448
Crown Castle International Corp REIT 3.100% due 11/15/29	1,135,000	1,207,020
CubeSmart LP REIT 2.000% due 02/15/31	1,345,000	1,308,923
Deutsche Bank AG (Germany) 1.686% due 03/19/26	1,964,000	1,983,715
2.129% due 11/24/26	1,220,000	1,238,800
Digital Realty Trust LP REIT 3.700% due 08/15/27	1,015,000	1,136,810
Discover Bank 3.450% due 07/27/26	940,000	1,027,206
Empower Finance 2020 LP 3.075% due 09/17/51 ~	625,000	635,428
Equinix Inc REIT 2.900% due 11/18/26	840,000	899,951
F&G Global Funding 1.750% due 06/30/26 ~	460,000	462,223
Federal Realty Investment Trust REIT 1.250% due 02/15/26	785,000	780,036
GE Capital Funding LLC 4.400% due 05/15/30	915,000	1,067,039
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35	1,200,000	1,440,291
Healthcare Trust of America Holdings LP REIT 2.000% due 03/15/31	1,125,000	1,088,328
Healthpeak Properties Inc REIT 2.875% due 01/15/31	1,130,000	1,184,530
HSBC Holdings PLC (United Kingdom) 1.589% due 05/24/27	1,000,000	1,002,680
2.013% due 09/22/28	4,175,000	4,191,785
4.041% due 03/13/28	750,000	832,274
ING Groep NV (Netherlands) 1.726% due 04/01/27	675,000	681,163
Kilroy Realty LP 4.250% due 08/15/29	600,000	676,997
Lloyds Banking Group PLC (United Kingdom) 1.627% due 05/11/27	590,000	590,707
LSEGA Financing PLC (United Kingdom) 2.000% due 04/06/28 ~	1,160,000	1,173,908
Macquarie Group Ltd (Australia) 1.340% due 01/12/27 ~	1,075,000	1,066,733
Mid-America Apartments LP REIT 3.600% due 06/01/27	1,135,000	1,264,635
Mitsubishi UFJ Financial Group Inc (Japan) 3.741% due 03/07/29	2,065,000	2,330,888
Mizuho Financial Group Inc (Japan) 1.234% due 05/22/27	515,000	507,668
Morgan Stanley 0.529% due 01/25/24	700,000	699,784
3.217% due 04/22/42	805,000	854,269
4.457% due 04/22/39	855,000	1,058,912
5.000% due 11/24/25	4,640,000	5,353,545

	Principal Amount	Value
National Australia Bank Ltd (Australia) 2.648% due 01/14/41 ~	$660,000	$618,990
National Retail Properties Inc REIT 4.300% due 10/15/28	1,000,000	1,134,166
Natwest Group PLC (United Kingdom) 1.642% due 06/14/27	704,000	704,746
3.875% due 09/12/23	770,000	822,780
4.445% due 05/08/30	915,000	1,048,795
4.800% due 04/05/26	910,000	1,042,378
New York Life Insurance Co 3.750% due 05/15/50 ~	1,140,000	1,278,726
Northwestern Mutual Global Funding 1.700% due 06/01/28 ~	490,000	490,947
Park Aerospace Holdings Ltd (Ireland) 4.500% due 03/15/23 ~	945,000	993,556
5.250% due 08/15/22 ~	1,000,000	1,046,641
Realty Income Corp REIT 1.800% due 03/15/33	705,000	671,811
Safehold Operating Partnership LP REIT 2.800% due 06/15/31	1,300,000	1,301,520
Santander UK Group Holdings PLC (United Kingdom) 1.673% due 06/14/27	560,000	559,805
Scentre Group Trust REIT (Australia) 3.625% due 01/28/26 ~	1,225,000	1,340,197
Societe Generale SA (France) 1.488% due 12/14/26 ~	1,700,000	1,685,769
1.792% due 06/09/27 ~	455,000	454,428
2.889% due 06/09/32 ~	1,060,000	1,073,960
4.250% due 04/14/25 ~	1,935,000	2,102,127
4.250% due 08/19/26 ~	200,000	219,181
Standard Chartered PLC (United Kingdom) 1.214% due 03/23/25 ~	2,520,000	2,532,571
1.319% due 10/14/23 ~	1,830,000	1,848,044
1.456% due 01/14/27 ~	565,000	560,504
Sumitomo Mitsui Trust (Japan) 1.550% due 03/25/26 ~	811,000	822,387
Teachers Insurance & Annuity Association of America 3.300% due 05/15/50 ~	555,000	573,843
The Charles Schwab Corp 2.000% due 03/20/28	2,000,000	2,053,339
4.000% due 06/01/26	675,000	705,375
4.000% due 12/01/30	540,000	553,095
The Goldman Sachs Group Inc 0.673% due 03/08/24	1,729,000	1,732,411
1.431% due 03/09/27	925,000	922,790
3.691% due 06/05/28	1,785,000	1,972,133
4.017% due 10/31/38	685,000	804,860
4.223% due 05/01/29	1,200,000	1,369,516
4.250% due 10/21/25	3,350,000	3,747,523
UBS Group AG (Switzerland) 2.095% due 02/11/32 ~	1,320,000	1,294,333
UDR Inc REIT 1.900% due 03/15/33	185,000	173,259
2.100% due 08/01/32	1,130,000	1,086,482
UniCredit SPA (Italy) 1.982% due 06/03/27 ~	540,000	538,609
5.861% due 06/19/32 ~	315,000	348,214
6.572% due 01/14/22 ~	1,330,000	1,371,207
Wells Fargo & Co 2.393% due 06/02/28	900,000	934,006
3.068% due 04/30/41	1,040,000	1,068,749
3.900% due 03/15/26	495,000	512,783
4.300% due 07/22/27	3,775,000	4,306,466
Welltower Inc REIT 2.800% due 06/01/31	1,200,000	1,241,167
WP Carey Inc REIT 2.250% due 04/01/33	325,000	311,532
2.400% due 02/01/31	430,000	428,597

		161,375,471

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Industrial - 1.7%

BAE Systems PLC (United Kingdom) 3.400% due 04/15/30 ~	$935,000	$1,017,221
CSX Corp 3.800% due 11/01/46	770,000	882,914
Eaton Corp 4.150% due 11/02/42	760,000	908,386
General Electric Co 3.450% due 05/01/27	1,140,000	1,253,861
Graphic Packaging International LLC 1.512% due 04/15/26 ~	594,000	591,592
Kansas City Southern 4.700% due 05/01/48	800,000	1,001,159
L3Harris Technologies Inc 1.800% due 01/15/31	460,000	447,149
Lockheed Martin Corp 2.800% due 06/15/50	970,000	976,846
Masco Corp 2.000% due 10/01/30	1,125,000	1,098,828
Norfolk Southern Corp 3.050% due 05/15/50	770,000	771,230
Northrop Grumman Corp 3.850% due 04/15/45	1,120,000	1,293,259
Otis Worldwide Corp 3.112% due 02/15/40	750,000	776,590
Penske Truck Leasing Co LP 1.200% due 11/15/25 ~	1,365,000	1,352,997
Raytheon Technologies Corp 2.250% due 07/01/30	975,000	991,593
3.750% due 11/01/46	530,000	599,532
The Boeing Co 1.167% due 02/04/23	230,000	230,973
1.433% due 02/04/24	465,000	466,269
1.950% due 02/01/24	565,000	578,868
2.196% due 02/04/26	285,000	287,769
2.700% due 02/01/27	2,115,000	2,188,150
2.750% due 02/01/26	230,000	240,412
3.100% due 05/01/26	2,537,000	2,684,439
Union Pacific Corp 3.550% due 08/15/39	765,000	852,040

		21,492,077

Technology - 1.8%

Apple Inc 3.450% due 02/09/45	1,370,000	1,535,424
Broadcom Inc 1.950% due 02/15/28 ~	1,300,000	1,300,914
4.150% due 11/15/30	2,875,000	3,227,251
Citrix Systems Inc 1.250% due 03/01/26	190,000	187,763
Dell International LLC 6.200% due 07/15/30	1,780,000	2,290,757
International Business Machines Corp 4.000% due 06/20/42	455,000	538,638
Leidos Inc 2.300% due 02/15/31	185,000	180,967
Microchip Technology Inc 0.972% due 02/15/24 ~	675,000	674,946
0.983% due 09/01/24 ~	900,000	896,146
NXP BV (China) 2.500% due 05/11/31 ~	870,000	880,476
3.250% due 05/11/41 ~	895,000	921,622
Oracle Corp 2.300% due 03/25/28	710,000	728,884
2.950% due 04/01/30	1,445,000	1,523,400
3.650% due 03/25/41	1,500,000	1,593,031
3.800% due 11/15/37	1,375,000	1,510,836
3.950% due 03/25/51	645,000	704,857
Roper Technologies Inc 1.750% due 02/15/31	1,125,000	1,082,163

	Principal Amount	Value
TSMC Global Ltd (Taiwan) 1.375% due 09/28/30 ~	$1,385,000	$1,309,005
VMware Inc 4.700% due 05/15/30	915,000	1,083,590
Xilinx Inc 2.375% due 06/01/30	550,000	559,660

		22,730,330

Utilities - 2.0%

Alexander Funding Trust 1.841% due 11/15/23 ~	800,000	815,204
Appalachian Power Co 4.500% due 03/01/49	490,000	600,931
Atmos Energy Corp 0.625% due 03/09/23	205,000	205,070
1.500% due 01/15/31	705,000	669,325
Berkshire Hathaway Energy Co 2.850% due 05/15/51	1,100,000	1,067,007
CenterPoint Energy Resources Corp 1.750% due 10/01/30	560,000	537,897
Consumers Energy Co 3.250% due 08/15/46	265,000	285,771
Dominion Energy Inc 3.300% due 04/15/41	1,000,000	1,053,489
DTE Electric Co 3.250% due 04/01/51	500,000	543,244
Duke Energy Corp 3.400% due 06/15/29	1,040,000	1,139,269
Duke Energy Indiana LLC 3.250% due 10/01/49	395,000	419,039
Edison International 5.750% due 06/15/27	535,000	609,434
Emera US Finance LP (Canada) 4.750% due 06/15/46	550,000	654,352
Enel Finance International NV (Italy) 3.625% due 05/25/27 ~	815,000	896,247
Entergy Arkansas LLC 2.650% due 06/15/51	995,000	945,849
Entergy Louisiana LLC 2.900% due 03/15/51	260,000	256,896
4.000% due 03/15/33	430,000	504,812
Evergy Inc 2.900% due 09/15/29	1,160,000	1,230,527
Exelon Generation Co LLC 3.250% due 06/01/25	2,330,000	2,514,464
FirstEnergy Transmission LLC 4.550% due 04/01/49 ~	525,000	617,846
Fortis Inc (Canada) 3.055% due 10/04/26	750,000	805,305
ITC Holdings Corp 2.950% due 05/14/30 ~	360,000	379,523
Jersey Central Power & Light Co 4.300% due 01/15/26 ~	530,000	587,078
NRG Energy Inc 2.000% due 12/02/25 ~	430,000	436,383
2.450% due 12/02/27 ~	520,000	523,920
OGE Energy Corp 0.703% due 05/26/23	345,000	345,127
Oklahoma Gas and Electric Co 0.553% due 05/26/23	415,000	415,038
Pacific Gas and Electric Co 1.367% due 03/10/23	575,000	575,041
2.950% due 03/01/26	300,000	307,269
3.450% due 07/01/25	475,000	498,176
3.750% due 08/15/42	191,000	174,603
4.300% due 03/15/45	325,000	313,178
PacifiCorp 4.150% due 02/15/50	450,000	549,592
Southern California Edison Co
1.200% due 02/01/26	540,000	536,402
4.125% due 03/01/48	340,000	363,426

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Southern Co Gas Capital Corp 4.400% due 06/01/43	$1,000,000	$1,194,067
Southern Power Co 5.150% due 09/15/41	895,000	1,094,403
WEC Energy Group Inc 1.375% due 10/15/27	615,000	601,344

		25,266,548

Total Corporate Bonds & Notes (Cost $413,475,483)		416,203,814

MORTGAGE-BACKED SECURITIES - 31.8%

Collateralized Mortgage Obligations - Commercial - 2.7%

ACRE Commercial Mortgage Ltd (Cayman) 0.913% (USD LIBOR + 0.830%) due 12/18/37 § ~	3,075,000	3,071,261
1.483% (USD LIBOR + 1.400%) due 12/18/37 § ~	1,198,000	1,195,031
BAMLL RE-Remic Trust 2.089% due 11/26/47 § ~	1,955,000	1,949,372
BPR Trust 1.323% (USD LIBOR + 1.250%) due 02/15/29 § ~	1,790,000	1,791,797
Bayview Financing Trust 1.845% (USD LIBOR + 1.750%) due 11/10/32 § ±	1,005,639	1,005,639
3.152% (USD LIBOR + 3.000%) due 11/10/22 § ±	2,017,861	2,017,861
Commercial Mortgage Trust 2.399% due 01/10/38 § ~	1,600,000	1,604,586
Freddie Mac (IO) 1.291% due 11/25/53 §	18,945,000	1,940,222
1.306% due 10/25/30 §	15,300,000	1,578,495
1.364% due 12/25/29	8,830,000	808,184
FREMF Mortgage Trust 3.690% due 01/25/26 § ~	2,100,000	2,167,377
4.003% due 01/25/50 § ~	2,385,000	2,641,459
4.189% due 04/25/48 § ~	2,000,000	2,150,760
4.281% due 08/25/47 § ~	2,000,000	2,162,248
FRR RE REMIC Trust 0.422% due 10/27/46 ~	2,400,000	2,339,297
MHC Commercial Mortgage Trust 2.174% (USD LIBOR + 2.101%) due 04/15/38 § ~	750,000	753,031
PFP Ltd (Cayman) 1.475% (USD LIBOR + 1.400%) due 04/14/38 § ~	1,571,000	1,572,590
SLG Office Trust 2.585% due 07/15/41 ~	2,470,000	2,580,256
Wells Fargo Commercial Mortgage Trust 1.223% (USD LIBOR + 1.150%) due 02/15/40 § ~	1,099,916	1,107,071

		34,436,537

Collateralized Mortgage Obligations - Residential - 7.0%

Anchor Mortgage Trust 2.600% due 10/25/26 ~	3,550,000	3,597,740
ANTLR Mortgage Trust 2.115% due 11/25/24 § ~	1,864,000	1,862,118
Cascade MH Asset Trust 2.708% due 02/25/46 ~	1,420,000	1,452,133
CFMT LLC 0.946% due 12/26/30 § ~	1,850,869	1,855,304
1.374% due 02/25/31 § ~	3,815,000	3,802,921
CSMC Trust 1.668% due 09/27/60 § ~	3,654,324	3,669,149
3.023% due 08/25/60 § ~	2,244,672	2,281,777
Fannie Mae REMICS 3.500% due 11/25/57	6,670,354	7,115,668

	Principal Amount	Value
FMC GMSR Issuer Trust 3.690% due 02/25/24 ±	$3,630,000	$3,630,439
4.450% due 01/25/26 § ~	2,700,000	2,719,958
Government National Mortgage Association (IO) 0.637% due 03/20/71 §	57,878,694	3,161,218
Government National Mortgage Association
1.373% (USD LIBOR + 1.280%) due 01/20/71 §	6,007,452	6,410,805
1.373% (USD LIBOR + 1.280%) due 02/20/71 §	3,946,230	4,216,296
LHOME Mortgage Trust 2.090% due 09/25/26 § ~	1,000,000	999,447
Pretium Mortgage Credit Partners I LLC 2.240% due 09/27/60 § ~	3,006,337	3,008,679
PRPM LLC 2.115% due 01/25/26 § ~	1,969,926	1,975,455
2.115% due 03/25/26 § ~	1,501,014	1,505,186
3.104% due 11/25/25 § ~	2,701,825	2,722,172
Seasoned Credit Risk Transfer Trust 2.000% due 05/25/60	7,029,422	7,117,375
3.000% due 05/25/60	15,657,224	16,591,317
Towd Point Mortgage Trust 2.918% due 11/30/60 § ~	3,586,458	3,669,029
VOLT XCII LLC 1.893% due 02/27/51 § ~	796,834	797,678
VOLT XCIII LLC 1.893% due 02/27/51 § ~	2,915,485	2,915,065
VOLT XCIV LLC 2.240% due 02/27/51 § ~	2,040,082	2,044,126
VOLT XCVIII LLC 2.116% due 04/25/51 § ~	1,626,325	1,628,573

		90,749,628

Fannie Mae - 11.3%

due 09/01/36 - 09/01/51 #	12,205,000	12,561,147
due 08/01/51 #	66,000,000	68,139,844
0.970% due 07/01/27	5,801,230	5,729,493
1.090% due 04/01/28	2,889,000	2,850,985
1.275% due 04/01/30	3,737,784	3,688,890
1.370% due 03/01/30	3,655,000	3,630,395
1.410% due 12/01/30	10,170,000	10,089,387
1.440% due 01/01/31	1,400,000	1,395,700
1.460% due 12/01/30	5,000,000	4,982,606
1.560% due 01/01/31	2,700,000	2,711,209
1.815% due 01/01/31	1,047,473	1,075,105
2.550% due 10/01/30	905,000	975,051
3.000% due 04/01/48 - 10/01/50	7,577,129	7,834,582
3.500% due 07/01/50 - 03/01/60	6,533,136	7,066,944
3.610% due 01/01/37	2,760,704	3,133,895
4.000% due 10/01/43 - 06/01/47	2,733,630	2,981,863
5.000% due 01/01/59	3,276,807	3,752,566
5.500% due 05/01/58	3,143,469	3,723,753

		146,323,415

Freddie Mac - 0.1%

3.500% due 04/01/37	1,788,082	1,925,890

Government National Mortgage Association - 10.7%

2.500% due 10/20/45 - 01/20/51	105,223,755	109,133,920
2.931% due 10/20/70 §	2,498,336	2,672,775
3.000% due 08/20/50 - 10/20/50	3,165,291	3,399,453
3.051% due 09/20/70 §	7,103,309	7,693,216
3.500% due 10/20/50 - 01/20/51	15,720,927	17,096,048

		139,995,412

Total Mortgage-Backed Securities (Cost $415,237,225)		413,430,882

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES – 9.6%

Ajax Mortgage Loan Trust 2.239% due 06/25/66 § ~	$1,873,973	$1,871,245
American Homes 4 Rent 5.885% due 04/17/52 ~	1,800,000	1,978,965
AmeriCredit Automobile Receivables Trust 1.210% due 12/18/26	3,060,000	3,054,767
AMSR Trust 2.006% due 11/17/37 ~	2,120,000	2,109,307
Aqua Finance Trust 3.970% due 07/17/46 ~	1,225,000	1,288,661
Business Jet Securities LLC 2.918% due 04/15/36 ~	1,982,373	2,003,560
2.981% due 11/15/35 ~	2,801,529	2,857,345
4.212% due 07/15/34 ~	1,035,803	1,067,388
Cars Net Lease Mortgage Notes 3.100% due 12/15/50 ~	428,925	440,974
Carvana Auto Receivables Trust 3.430% due 01/15/26 ~	2,500,000	2,607,812
Castlelake LP (United Arab Emirates) 3.340% (USD LIBOR + 3.250) due 03/15/23 § ±	3,870,000	3,870,000
Continental Finance Credit Card ABS Master Trust 2.240% due 12/15/28 ~	2,170,000	2,189,409
Credit Acceptance Auto Loan Trust 1.640% due 06/17/30 ~	3,815,000	3,826,933
2.730% due 11/15/29 ~	2,500,000	2,595,615
Credito Real USA Auto Receivables Trust 1.350% due 02/16/27 ~	1,165,709	1,166,410
Crossroads Asset Trust 1.120% due 06/20/25 ~	679,000	679,845
DataBank Issuer 2.060% due 02/27/51 ~	1,300,000	1,319,500
Diamond Resorts Owner Trust 4.530% due 01/21/31 ~	266,780	275,313
Drive Auto Receivables Trust 3.180% due 10/15/26	3,000,000	3,121,876
DT Auto Owner Trust 1.100% due 02/16/27 ~	1,155,000	1,159,581
2.960% due 04/15/25 ~	2,510,000	2,595,971
FHF Trust 1.270% due 03/15/27 ~	449,557	449,589
Finance of America HECM Buyout 0.875% due 02/25/31 § ~	2,247,569	2,250,894
1.588% due 02/25/31 § ~	850,000	847,954
Firstkey Homes Trust due 08/17/28 # ~	2,500,000	2,518,705
Flagship Credit Auto Trust 0.530% due 04/15/25 ~	816,151	817,871
2.180% due 02/16/27 ~	1,762,000	1,800,405
Freed ABS Trust 0.660% due 03/20/28 ~	3,096,608	3,098,978
Freedom 2021 SAVF 4.400% due 03/25/22 ±	2,800,000	2,800,000
Genesis Sales Finance Master Trust 2.240% due 09/22/25 ~	2,850,000	2,872,969
GLS Auto Receivables Issuer Trust 0.870% due 12/16/24 ~	850,000	853,124
1.140% due 11/17/25 ~	845,000	849,536
1.640% due 10/15/26 ~	425,000	427,539
LendingPoint Asset Securitization Trust 2.731% due 10/15/28 ~	1,000,000	1,011,217
LFT CRE Ltd (Cayman) 2.050% (USD LIBOR + 1.950%) due 06/15/39 § ~	2,590,000	2,599,062
LL ABS Trust 3.790% due 01/17/28 ~	1,900,000	1,953,932
LP LMS 2021 1 ASSET 10 3.228% due 10/15/28 ±	2,352,757	2,353,952

	Principal Amount	Value
Mariner Finance Issuance Trust 2.960% due 07/20/32 ~	$2,500,000	$2,564,312
Mercury Financial Credit Card Master Trust 1.540% due 03/20/26 ~	1,125,000	1,129,112
MVW LLC 1.140% due 01/22/41 ~	1,430,683	1,432,072
NRZ Excess Spread-Collateralized Notes 2.981% due 03/25/26 ~	1,933,822	1,930,365
3.228% due 05/25/26 ~	2,205,430	2,206,131
3.844% due 12/25/25 ~	1,840,761	1,860,808
Octane Receivables Trust 2.890% due 03/20/26 ~	2,600,000	2,665,259
OneMain Financial Issuance Trust 3.450% due 09/14/35 ~	675,000	724,205
Oportun Funding LLC 2.200% due 05/15/24 ~	1,509,970	1,517,455
Pagaya AI Debt Selection Trust 1.180% due 11/15/27 ~	3,751,108	3,760,403
Pretium Mortgage Credit Partners I LLC 3.105% due 06/27/60 § ~	2,292,378	2,317,027
Progress Residential Trust due 07/17/38 # ~	2,200,000	2,216,410
2.106% due 04/17/38 ~	3,250,000	3,217,706
2.409% due 05/17/38 ~	1,570,000	1,570,092
2.538% due 05/17/26 ~	1,650,000	1,667,253
2.547% due 04/19/38 ~	2,550,000	2,578,853
Regional Management Issuance Trust 1.680% due 03/17/31 ~	1,217,000	1,217,054
2.420% due 03/17/31 ~	895,000	892,299
3.800% due 10/15/30 ~	2,000,000	2,046,790
Santander Consumer Auto Receivables Trust 1.570% due 01/15/27 ~	1,400,000	1,397,741
SCF Equipment Leasing LLC 1.540% due 10/21/30 ~	2,055,000	2,040,097
Sierra Timeshare Receivables Funding LLC 1.340% due 11/20/37 ~	1,441,804	1,445,406
Towd Point Mortgage Trust 4.000% due 11/25/47 § ~	1,422,791	1,439,734
United Auto Credit Securitization Trust 1.140% due 06/10/26 ~	850,000	851,134
Upstart Securitization Trust 0.870% due 03/20/31 ~	2,226,063	2,231,128
VCAT LLC 2.289% due 12/26/50 § ~	3,477,974	3,490,575
VOLT XCIX LLC 2.116% due 04/25/51 § ~	1,408,557	1,413,310
VOLT XCVI LLC 2.116% due 03/27/51 § ~	1,735,146	1,737,801
VOLT XCVII LLC 2.240% due 04/25/51 § ~	1,710,692	1,712,728

Total Asset-Backed Securities (Cost $124,234,536)		124,859,464

U.S. TREASURY OBLIGATIONS - 25.2%

U.S. Treasury Bonds - 4.0%

1.125% due 08/15/40	7,200,000	6,196,500
1.375% due 08/15/50	11,250,000	9,487,354
1.625% due 11/15/50	6,885,000	6,185,742
1.875% due 02/15/41	8,000,000	7,833,750
1.875% due 02/15/51	16,825,000	16,062,617
2.250% due 08/15/46	950,000	982,582
2.375% due 05/15/51	260,000	277,652
2.875% due 08/15/45	4,210,000	4,868,141

		51,894,338

U.S. Treasury Bond Strips - 1.0%

1.556% due 05/15/30	15,000,000	13,078,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value

U.S. Treasury Notes - 20.2%

0.125% due 09/30/22	$19,000,000	$18,999,629
0.125% due 10/15/23	79,070,000	78,745,690
0.250% due 09/30/25	72,090,000	70,586,247
0.375% due 09/30/27	27,065,000	25,861,876
0.500% due 02/28/26	21,440,000	21,118,819
1.250% due 03/31/28	5,485,000	5,507,497
1.750% due 07/31/24	40,250,000	41,834,844

		262,654,602

Total U.S. Treasury Obligations (Cost $327,217,170)		327,627,065

FOREIGN GOVERNMENT BONDS & NOTES - 0.7%

Chile Government (Chile) 2.550% due 01/27/32	272,000	278,664
Colombia Government (Colombia)
4.000% due 02/26/24	550,000	583,421
4.500% due 01/28/26	530,000	579,717
5.000% due 06/15/45	490,000	522,315
5.200% due 05/15/49	325,000	356,779
5.625% due 02/26/44	460,000	522,468
Mexico Government (Mexico)
2.659% due 05/24/31	596,000	583,716
3.600% due 01/30/25	550,000	605,572
3.750% due 01/11/28	730,000	796,339
3.771% due 05/24/61	439,000	409,422
4.125% due 01/21/26	530,000	599,531
4.500% due 01/31/50	450,000	479,385
4.600% due 01/23/46	480,000	517,459
Panama Government (Panama)
3.160% due 01/23/30	480,000	504,605
4.500% due 04/16/50	415,000	472,332
Peruvian Government (Peru) 5.625% due 11/18/50	365,000	503,477
Saudi Government (Saudi Arabia) 2.250% due 02/02/33 ~	338,000	329,018

Total Foreign Government Bonds & Notes (Cost $8,924,213)		8,644,220

MUNICIPAL BONDS - 0.2%

California State Build America Bonds 7.350% due 11/01/39	1,000,000	1,611,879

University of California 3.706% due 05/15/20	675,000	731,037

Total Municipal Bonds (Cost $2,299,258)		2,342,916

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 6.6%

Corporate Notes - 0.1%

Pacific Gas and Electric Co 1.531% (USD LIBOR + 1.375%) due 11/15/21 §	$1,895,000	$1,898,990

Mortgage-Backed Securities - 0.6%

MRA Issuance Trust 1.842% (USD LIBOR + 1.750%) due 02/16/22 § ~	4,100,000	4,132,497
3.650% (USD LIBOR + 2.750%) due 02/16/22 § ~	4,100,000	4,131,074

		8,263,571

Repurchase Agreement - 5.9%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $77,342,703; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $78,889,572)	77,342,703	77,342,703

Total Short-Term Investments (Cost $87,437,703)		87,505,264

TOTAL INVESTMENTS - 106.2% (Cost $1,378,825,588)		1,380,613,625

OTHER ASSETS & LIABILITIES, NET - (6.2%)		(80,528,289)

NET ASSETS - 100.0%		$1,300,085,336

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	31.8%
Corporate Bonds & Notes	32.1%
U.S. Treasury Obligations	25.2%
Asset-Backed Securities	9.6%
Short-Term Investments	6.6%
Others (each less than 3.0%)	0.9%

	106.2%
Other Assets & Liabilities, Net	(6.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$416,203,814	$-	$416,203,814	$-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	34,436,537	-	31,413,037	3,023,500
	Collateralized Mortgage Obligations - Residential	90,749,628	-	87,119,189	3,630,439
	Fannie Mae	146,323,415	-	146,323,415	-
	Freddie Mac	1,925,890	-	1,925,890	-
	Government National Mortgage Association	139,995,412	-	139,995,412	-

	Total Mortgage-Backed Securities	413,430,882	-	406,776,943	6,653,939

	Asset-Backed Securities	124,859,464	-	115,835,512	9,023,952
	U.S. Treasury Obligations	327,627,065	-	327,627,065	-
	Foreign Government Bonds & Notes	8,644,220	-	8,644,220	-
	Municipal Bonds	2,342,916	-	2,342,916	-
	Short-Term Investments	87,505,264	-	87,505,264	-

	Total	$1,380,613,625	-	$1,364,935,734	$15,677,891

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended June 30, 2021:

	Mortgage-Backed Securities	Asset-Backed Securities	Total
Value, Beginning of Period	$11,268,017	$-	$11,268,017
Purchases	5,130,000	9,195,000	14,325,000
Sales (Includes Paydowns)	(9,744,517)	(172,243)	(9,916,760)
Accrued Discounts (Premiums)	-	-	-
Net Realized Gains (Losses)	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	439	1,195	1,634
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$6,653,939	$9,023,952	$15,677,891

Change in Net Unrealized Appreciation (Depreciation) on
Level 3 Investments Held at the End of Period, if Applicable	$439	$1,195	$1,634

Additional information about Level 3 fair value measurements as of June 30, 2021 was as follows:

	Value at 06/30/21	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Mortgage-Backed Securities	$6,653,939	Cost	Trade price	100.00-100.01	100.01

All significant unobservable inputs used to value Asset-Backed Securities with an aggregate value of $9,023,952 were provided by a single broker quote.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.1%

Communications - 1.1%

AT&T Mobility II LLC Series A * ±	1,148,058	$30,382,386

Total Preferred Stocks (Cost $31,052,577)		30,382,386

	Principal Amount
CORPORATE BONDS & NOTES - 35.7%

Basic Materials - 0.4%

Reliance Steel & Aluminum Co 1.300% due 08/15/25	$5,400,000	5,419,560
Syngenta Finance NV (Switzerland) 4.441% due 04/24/23 ~	4,400,000	4,647,277

		10,066,837

Communications - 1.0%

Crown Castle Towers LLC 3.222% due 05/15/42 ~	300,000	300,709
Level 3 Financing Inc 3.400% due 03/01/27 ~	2,000,000	2,126,500
Lumen Technologies Inc 4.000% due 02/15/27 ~	2,600,000	2,655,250
SES SA (Luxembourg) 3.600% due 04/04/23 ~	800,000	836,805
Sprint Corp 7.875% due 09/15/23	1,200,000	1,364,791
T-Mobile USA Inc
2.050% due 02/15/28	3,000,000	3,053,805
2.550% due 02/15/31	8,400,000	8,517,600
3.875% due 04/15/30	3,100,000	3,475,875
The Walt Disney Co 2.650% due 01/13/31	6,600,000	6,934,061

		29,265,396

Consumer, Cyclical - 3.9%

Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,669,565	1,738,665
Alaska Airlines Pass-Through Trust ‘A’ 4.800% due 02/15/29 ~	5,860,916	6,499,995
American Airlines Pass-Through Trust ‘A’
3.250% due 04/15/30	2,391,957	2,331,773
4.000% due 01/15/27	2,573,952	2,509,034
American Airlines Pass-Through Trust ‘AA’ 3.000% due 04/15/30	3,664,499	3,733,960
Daimler Finance North America LLC (Germany)
2.000% due 07/06/21 ~	1,400,000	1,400,285
2.850% due 01/06/22 ~	2,300,000	2,329,364
3.700% due 05/04/23 ~	6,200,000	6,547,688
DR Horton Inc 5.750% due 08/15/23	4,500,000	4,937,798
Ford Motor Credit Co LLC
2.748% due 06/14/24	GBP 3,400,000	4,776,656
3.021% due 03/06/24	EUR 5,400,000	6,724,881
3.375% due 11/13/25	$7,100,000	7,371,220
General Motors Financial Co Inc
1.275% (USD LIBOR + 1.100%) due 11/06/21 §	1,600,000	1,604,897
1.736% (USD LIBOR + 1.550%) due 01/14/22 §	1,100,000	1,107,580
JetBlue 2020-1 Class A Pass-Through Trust 4.000% due 05/15/34	8,512,077	9,417,392
Marriott International Inc 2.125% due 10/03/22	6,300,000	6,392,485

	Principal Amount	Value
Newell Brands Inc 4.350% due 04/01/23	$1,121,000	$1,177,420
Nissan Motor Acceptance Corp
2.600% due 09/28/22 ~	600,000	612,639
2.650% due 07/13/22 ~	3,000,000	3,050,170
2.750% due 03/09/28 ~	5,900,000	5,959,591
3.875% due 09/21/23 ~	3,400,000	3,600,213
Nissan Motor Co Ltd (Japan) 4.810% due 09/17/30 ~	8,900,000	10,057,284
Panasonic Corp (Japan) 2.536% due 07/19/22 ~	3,500,000	3,569,959
Starbucks Corp 2.550% due 11/15/30	9,700,000	10,059,618
Toyota Tsusho Corp (Japan) 3.625% due 09/13/23 ~	900,000	958,573
Volkswagen Group of America Finance LLC (Germany) 4.625% due 11/13/25 ~	1,000,000	1,140,641
Volkswagen Leasing GmbH (Germany) 1.000% due 02/16/23 ~	EUR 1,300,000	1,570,182

		111,179,963

Consumer, Non-Cyclical - 4.2%

AbbVie Inc 3.200% due 11/06/22	$4,400,000	4,546,084
Amgen Inc 2.600% due 08/19/26	8,100,000	8,605,281
Anthem Inc
2.375% due 01/15/25	3,400,000	3,562,134
2.550% due 03/15/31	7,300,000	7,529,518
Bacardi Ltd (Bermuda) 4.450% due 05/15/25 ~	6,700,000	7,455,963
Bayer US Finance II LLC (Germany)
1.129% (USD LIBOR + 1.010%) due 12/15/23 § ~	700,000	710,343
4.375% due 12/15/28 ~	7,400,000	8,486,183
Block Financial LLC 3.875% due 08/15/30	6,600,000	7,141,483
Conagra Brands Inc 4.300% due 05/01/24	3,900,000	4,280,185
Constellation Brands Inc 3.700% due 12/06/26	4,400,000	4,897,056
CVS Pass-Through Trust 6.943% due 01/10/30	171,826	209,093
Danone SA (France) 2.589% due 11/02/23 ~	2,300,000	2,399,299
Duke University 2.682% due 10/01/44	9,600,000	9,991,261
General Mills Inc 1.200% (USD LIBOR + 1.010%) due 10/17/23 §	1,000,000	1,018,125
HCA Inc
4.750% due 05/01/23	100,000	107,196
5.000% due 03/15/24	5,600,000	6,189,985
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	9,000,000	9,477,714
3.875% due 07/26/29 ~	3,300,000	3,582,778
Mylan Inc 4.200% due 11/29/23	1,500,000	1,609,820
Sysco Corp 5.650% due 04/01/25	7,300,000	8,461,264
Takeda Pharmaceutical Co Ltd (Japan) 2.050% due 03/31/30	2,600,000	2,581,478
Utah Acquisition Sub Inc 2.250% due 11/22/24 ~	EUR 6,100,000	7,729,829
Zoetis Inc 2.000% due 05/15/30	$9,700,000	9,670,585

		120,242,657

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Energy - 1.4%

ANR Pipeline Co 9.625% due 11/01/21	$2,300,000	$2,369,799
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24	1,500,000	1,718,952
Chevron Corp 2.236% due 05/11/30	4,000,000	4,125,271
El Paso Natural Gas Co LLC 8.625% due 01/15/22	4,500,000	4,692,544
Energy Transfer LP 4.250% due 03/15/23	2,700,000	2,834,164
Midwest Connector Capital Co LLC 3.900% due 04/01/24 ~	4,100,000	4,290,600
MPLX LP 3.500% due 12/01/22	1,400,000	1,454,798
Occidental Petroleum Corp 2.900% due 08/15/24	6,000,000	6,142,500
Odebrecht Drilling Norbe VIII (Brazil)
6.350% due 12/01/21 ~	44,030	43,810
7.350% PIK due 12/01/26 ~	2,141,926	1,100,200
Odebrecht Oil & Gas Finance Ltd (Brazil) 0.000% due 08/02/21 ~	1,012,000	13,925
Plains All American Pipeline LP 3.650% due 06/01/22	4,400,000	4,491,682
Rio Oil Finance Trust (Brazil)
9.250% due 07/06/24 ~	1,093,587	1,213,881
9.750% due 01/06/27 ~	4,100,669	4,854,208

		39,346,334

Financial - 15.4%

AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	7,400,000	8,040,514
Aircastle Ltd 5.500% due 02/15/22	1,710,000	1,761,049
American Campus Communities Operating Partnership LP REIT 2.850% due 02/01/30	5,000,000	5,151,947
American Tower Corp REIT
3.000% due 06/15/23	900,000	943,466
3.375% due 05/15/24	9,500,000	10,167,906
Aviation Capital Group LLC
2.875% due 01/20/22 ~	3,680,000	3,717,875
4.125% due 08/01/25 ~	6,620,000	7,158,987
Banco Bilbao Vizcaya Argentaria SA (Spain)
0.875% due 09/18/23	2,100,000	2,108,204
1.125% due 09/18/25	3,400,000	3,372,995
Banco Espirito Santo SA (Portugal)
2.625% due 05/08/22 * Y ~	EUR 1,000,000	189,720
4.750% due 01/15/22 * Y ~	5,600,000	1,062,432
Bank of America Corp 1.176% (USD LIBOR + 1.000%) due 04/24/23 §	$4,900,000	4,935,877
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	7,400,000	7,887,920
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	1,659,000	1,810,047
Barclays PLC (United Kingdom)
3.375% due 04/02/25 ~	EUR 900,000	1,163,001
7.750% due 09/15/23	$3,000,000	3,303,750
7.875% due 03/15/22 ~	3,600,000	3,759,300
BNP Paribas SA (France)
1.904% due 09/30/28 ~	9,000,000	8,948,518
4.625% due 02/25/31 ~	1,500,000	1,565,280
Boston Properties LP REIT 3.250% due 01/30/31	3,200,000	3,431,101
BPCE SA (France) 4.000% due 09/12/23 ~	4,850,000	5,203,822

	Principal Amount	Value
Brixmor Operating Partnership LP REIT 3.250% due 09/15/23	$3,400,000	$3,574,329
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	8,200,000	8,649,834
Citigroup Inc 2.572% due 06/03/31	8,100,000	8,335,165
CPI Property Group SA (Czech Republic) 4.750% due 03/08/23 ~	6,000,000	6,409,992
Credit Agricole SA (France) 1.907% due 06/16/26 ~	7,200,000	7,344,535
Credit Suisse AG (Switzerland) 6.500% due 08/08/23 ~	3,200,000	3,542,560
Credit Suisse Group AG (Switzerland)
1.359% (USD LIBOR + 1.240%) due 06/12/24 § ~	6,200,000	6,297,747
3.869% due 01/12/29 ~	2,600,000	2,865,622
7.125% due 07/29/22 ~	500,000	522,120
Crown Castle International Corp REIT 3.700% due 06/15/26	2,277,000	2,507,723
Deutsche Bank AG (Germany)
1.346% (USD LIBOR + 1.190%) due 11/16/22 §	5,800,000	5,850,248
1.750% due 01/17/28 ~	EUR 6,300,000	7,914,458
3.300% due 11/16/22	$9,400,000	9,741,194
Digital Realty Trust LP REIT 3.600% due 07/01/29	4,500,000	5,006,813
EPR Properties REIT 4.500% due 04/01/25	2,200,000	2,356,926
Essex Portfolio LP REIT 3.375% due 04/15/26	5,200,000	5,642,856
GE Capital Funding LLC 3.450% due 05/15/25	7,430,000	8,090,679
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35	7,700,000	9,241,868
GLP Capital LP REIT 4.000% due 01/15/30	1,800,000	1,934,379
Hana Bank (South Korea) 3.375% due 01/30/22 ~	5,000,000	5,084,325
Host Hotels & Resorts LP REIT
3.875% due 04/01/24	700,000	747,669
4.000% due 06/15/25	1,350,000	1,462,253
ING Groep NV (Netherlands) 1.400% due 07/01/26 ~	8,200,000	8,226,679
Intercontinental Exchange Inc 2.100% due 06/15/30	7,100,000	7,059,253
Intesa Sanpaolo SPA (Italy) 3.250% due 09/23/24 ~	7,300,000	7,769,569
JPMorgan Chase & Co
1.578% due 04/22/27	7,000,000	7,039,531
2.182% due 06/01/28	9,600,000	9,837,055
Kilroy Realty LP REIT
3.450% due 12/15/24	2,200,000	2,349,450
4.375% due 10/01/25	2,600,000	2,884,122
Life Storage LP REIT 3.875% due 12/15/27	2,600,000	2,904,440
Lloyds Banking Group PLC (United Kingdom)
3.500% due 04/01/26 ~	EUR 3,300,000	4,405,125
4.450% due 05/08/25	$4,500,000	5,052,218
4.947% due 06/27/25 ~	EUR 300,000	393,324
Manulife Financial Corp (Canada) 4.150% due 03/04/26	$500,000	564,204
Mid-America Apartments LP REIT 4.200% due 06/15/28	3,000,000	3,444,517
Mitsubishi HC Capital Inc (Japan) 3.406% due 02/28/22 ~	1,800,000	1,830,591
Mitsubishi UFJ Financial Group Inc (Japan) 1.412% due 07/17/25	10,600,000	10,705,620

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Mizuho Financial Group Inc (Japan)
2.201% due 07/10/31	$8,700,000	$8,698,203
2.555% due 09/13/25	8,600,000	9,011,087
MPT Operating Partnership LP REIT 3.692% due 06/05/28	GBP 1,300,000	1,919,635
National Retail Properties Inc REIT 3.500% due 10/15/27	$5,600,000	6,058,395
Natwest Group PLC (United Kingdom)
2.000% due 03/04/25 ~	EUR 4,600,000	5,736,975
8.625% due 08/15/21	$8,400,000	8,480,178
Navient Corp 6.500% due 06/15/22	500,000	521,975
Nomura Holdings Inc (Japan) 2.679% due 07/16/30	6,700,000	6,815,272
Omega Healthcare Investors Inc REIT
4.375% due 08/01/23	453,000	482,567
4.750% due 01/15/28	590,000	665,695
Public Storage REIT 3.094% due 09/15/27	1,900,000	2,085,110
Regency Centers LP REIT 4.125% due 03/15/28	3,500,000	3,935,944
Scentre Group Trust REIT (Australia) 3.625% due 01/28/26 ~	9,700,000	10,612,175
Service Properties Trust REIT 4.950% due 10/01/29	8,400,000	8,301,300
Simon Property Group LP REIT 2.750% due 06/01/23	5,000,000	5,190,405
SL Green Realty Corp REIT 4.500% due 12/01/22	2,400,000	2,499,963
Societe Generale SA (France) 4.250% due 09/14/23 ~	7,700,000	8,279,048
Spirit Realty LP REIT 3.200% due 01/15/27	8,100,000	8,630,549
Standard Chartered PLC (United Kingdom) 1.456% due 01/14/27 ~	7,300,000	7,241,904
State Bank of India (India) 4.000% due 01/24/22 ~	3,900,000	3,966,690
STORE Capital Corp REIT 4.500% due 03/15/28	7,600,000	8,601,874
Synchrony Financial 5.150% due 03/19/29	4,700,000	5,572,190
Tesco Property Finance PLC (United Kingdom)
5.661% due 10/13/41 ~	GBP 97,730	181,571
5.801% due 10/13/40 ~	192,442	357,823
UBS Group AG (Switzerland)
4.125% due 04/15/26 ~	$7,100,000	7,966,526
7.125% due 08/10/21 ~	1,400,000	1,408,750
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	11,800,000	13,679,268
Virgin Money UK PLC (United Kingdom) 4.000% due 09/03/27 ~	GBP 500,000	767,665
Wells Fargo & Co
2.393% due 06/02/28	$8,100,000	8,406,055
3.550% due 09/29/25	9,200,000	10,116,000

		439,463,496

Industrial - 3.1%

AP Moller - Maersk AS ‘B’ (Denmark) 4.500% due 06/20/29 ~	8,600,000	9,966,368
Arrow Electronics Inc
3.250% due 09/08/24	2,800,000	2,981,838
3.500% due 04/01/22	4,600,000	4,677,045
Central Japan Railway Co (Japan) 2.800% due 02/23/22 ~	2,200,000	2,229,425
Flex Ltd 4.875% due 05/12/30	9,500,000	11,038,848
Fortune Brands Home & Security Inc 3.250% due 09/15/29	8,200,000	8,834,401
GATX Corp 4.000% due 06/30/30	9,700,000	10,952,132

	Principal Amount	Value
Kansas City Southern 3.125% due 06/01/26	$9,800,000	$10,613,704
Komatsu Finance America Inc 2.437% due 09/11/22 ~	5,660,000	5,785,086
Penske Truck Leasing Co LP 4.875% due 07/11/22 ~	3,000,000	3,130,149
SMBC Aviation Capital Finance DAC (Ireland)
3.000% due 07/15/22 ~	3,800,000	3,887,940
4.125% due 07/15/23 ~	1,800,000	1,915,081
Spirit AeroSystems Inc 3.950% due 06/15/23	5,000,000	5,037,500
The Boeing Co 1.433% due 02/04/24	7,500,000	7,520,465

		88,569,982

Technology - 2.6%

Amdocs Ltd 2.538% due 06/15/30	6,100,000	6,106,932
Broadcom Corp 3.875% due 01/15/27	1,561,000	1,725,776
Broadcom Inc
3.459% due 09/15/26	5,046,000	5,498,848
3.469% due 04/15/34 ~	3,639,000	3,852,900
3.500% due 02/15/41 ~	9,000,000	9,218,685
4.110% due 09/15/28	3,472,000	3,909,293
5.000% due 04/15/30	2,900,000	3,424,849
Dell International LLC
5.850% due 07/15/25	9,200,000	10,801,785
6.100% due 07/15/27	2,400,000	2,943,598
Micron Technology Inc 4.975% due 02/06/26	4,000,000	4,601,838
NetApp Inc 3.250% due 12/15/22	2,400,000	2,466,669
NXP BV (China)
3.875% due 06/18/26 ~	4,000,000	4,434,376
4.875% due 03/01/24 ~	5,900,000	6,498,531
Seagate HDD Cayman 4.091% due 06/01/29 ~	1,000,000	1,025,190
VMware Inc 2.950% due 08/21/22	6,200,000	6,361,847

		72,871,117

Utilities - 3.7%

Alabama Power Co 1.450% due 09/15/30	3,900,000	3,728,368
American Transmission Systems Inc 5.250% due 01/15/22 ~	1,900,000	1,945,724
CenterPoint Energy Resources Corp 0.631% (USD LIBOR + 0.500%) due 03/02/23 §	7,300,000	7,301,904
DTE Electric Co 4.050% due 05/15/48	100,000	121,940
Enel Finance International NV (Italy) 4.250% due 09/14/23 ~	6,150,000	6,630,677
Engie SA (France) 2.875% due 10/10/22 ~	4,600,000	4,740,612
Entergy Corp 4.000% due 07/15/22	1,900,000	1,960,282
Evergy Inc 2.450% due 09/15/24	8,800,000	9,222,139
NextEra Energy Capital Holdings Inc 2.250% due 06/01/30	9,600,000	9,682,996
Oncor Electric Delivery Co LLC 7.000% due 09/01/22	2,400,000	2,582,534
Pacific Gas and Electric Co
1.367% due 03/10/23	7,300,000	7,300,519
3.150% due 01/01/26	3,300,000	3,406,055
3.300% due 12/01/27	400,000	411,594
3.400% due 08/15/24	5,300,000	5,566,325
3.500% due 06/15/25	2,400,000	2,518,675

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
4.250% due 08/01/23	$2,600,000	$2,756,549
4.550% due 07/01/30	1,500,000	1,605,757
Pennsylvania Electric Co 3.600% due 06/01/29 ~	4,300,000	4,605,875
Public Service Co of Colorado 1.900% due 01/15/31	6,300,000	6,258,422
SGSP Australia Assets Pty Ltd (Australia) 3.300% due 04/09/23 ~	1,200,000	1,254,620
Southern California Edison Co 2.500% due 06/01/31	7,000,000	7,023,142
The Southern Co 3.250% due 07/01/26	5,700,000	6,189,700
WEC Energy Group Inc 1.800% due 10/15/30	8,400,000	8,067,169

		104,881,578

Total Corporate Bonds & Notes (Cost $978,246,422)		1,015,887,360

SENIOR LOAN NOTES - 0.2%

Communications - 0.0%

Audacy Capital Corp Term B2 2.573% (USD LIBOR + 2.500%) due 11/17/24 §	756,958	751,281

Industrial - 0.2%

Cornerstone Building Brands Inc Term B 3.750% (USD LIBOR + 3.250%) due 04/12/28 §	3,880,275	3,885,125

Total Senior Loan Notes (Cost $4,621,684)		4,636,406

MORTGAGE-BACKED SECURITIES - 27.9%

Collateralized Mortgage Obligations - Commercial - 4.2%

1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	9,600,000	10,505,234
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/53 ~	4,900,000	5,210,059
Ashford Hospitality Trust 1.073% (USD LIBOR + 1.000%) due 06/15/35 § ~	7,400,000	7,416,344
Bancorp Commercial Mortgage Trust 1.175% (USD LIBOR + 1.050%) due 09/15/36 § ~	1,767,008	1,767,634
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	5,613,000	5,902,040
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49	8,000,000	8,409,986
3.778% due 09/10/58	5,900,000	6,490,063
DBGS Mortgage Trust 3.843% due 04/10/37 ~	8,700,000	9,822,773
DOLP Trust 2.956% due 05/10/41 ~	7,000,000	7,484,452
Extended Stay America Trust due 07/15/38 # ~	7,000,000	7,022,540
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.336% due 08/25/22 §	19,386,194	224,199
GS Mortgage Securities Trust 3.722% due 10/10/49 § ~	7,000,000	6,937,285
JP Morgan Chase Commercial Mortgage Securities Trust
1.073% (USD LIBOR + 1.000%) due 06/15/32 § ~	2,799,760	2,805,401
1.523% (USD LIBOR + 1.450%) due 12/15/31 § ~	7,312,000	7,266,701

	Principal Amount	Value
Manhattan West 2020-1MW Mortgage Trust 2.130% due 09/10/39 ~	$8,600,000	$8,811,109
MF1 Multifamily Housing Mortgage Loan Trust 0.975% (USD LIBOR + 0.850%) due 07/15/36 § ~	7,300,000	7,318,710
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	5,332,121	5,542,861
Morgan Stanley Capital I Trust 2.509% due 04/05/42 § ~	4,900,000	5,057,356
Wells Fargo Commercial Mortgage Trust 3.809% due 12/15/48	4,837,000	5,347,818

		119,342,565

Collateralized Mortgage Obligations - Residential - 8.3%

Alternative Loan Trust
0.432% (USD LIBOR + 0.340%) due 07/25/46 §	139,848	236,705
0.712% (USD LIBOR + 0.620%) due 10/25/35 §	27,026	23,025
Alternative Loan Trust (IO) 4.909% (5.000% - USD LIBOR) due 05/25/35 §	1,063,799	116,765
Angel Oak Mortgage Trust 3.628% due 03/25/49 § ~	1,697,614	1,719,781
Banc of America Funding Trust
0.302% due 08/25/47 § ~	4,115,156	3,535,265
2.707% due 02/20/36 §	501,448	503,056
Banc of America Mortgage Trust 6.000% due 05/25/37	2,414,812	2,214,255
BCAP LLC Trust
4.824% due 03/26/37 § ~	258,128	260,334
5.250% due 02/26/36 § ~	1,108,764	702,440
Bear Stearns Adjustable Rate Mortgage Trust 2.723% due 08/25/33 §	748,039	753,721
Bear Stearns ALT-A Trust 2.667% due 01/25/36 §	1,446,845	1,448,123
Bear Stearns Structured Products Inc Trust
2.986% due 12/26/46 §	506,986	451,884
3.227% due 01/26/36 §	587,624	481,326
CHL Mortgage Pass-Through Trust
0.732% (USD LIBOR + 0.640%) due 03/25/35 §	513,077	509,773
2.586% due 05/20/34 §	377,539	388,181
2.992% due 08/25/34 §	32,668	32,655
6.500% due 10/25/37	972,686	692,495
Citigroup Mortgage Loan Trust
2.996% due 08/25/35 §	98,421	84,218
3.206% due 08/25/36 §	618,596	592,967
Credit Suisse First Boston Mortgage Securities Corp 0.714% due 03/25/32 § ~	131,737	126,119
DSLA Mortgage Loan Trust 2.506% due 07/19/44 §	402,502	397,090
Fannie Mae
0.152% (USD LIBOR + 0.060%) due 07/25/37 §	73,619	72,350
0.483% (USD LIBOR + 0.400%) due 04/18/28 §	26,856	26,903
0.533% (USD LIBOR + 0.450%) due 10/18/30 §	239	240
5.634% due 10/25/42 §	428,452	489,541
Fannie Mae (IO) 6.609% (6.700% - USD LIBOR) due 10/25/35 §	2,247	403
Finsbury Square PLC (United Kingdom) 1.349% (SONIA + 1.300%) due 06/16/70 § ~	GBP 4,872,735	6,818,636

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
First Horizon Alternative Mortgage Securities Trust
2.179% due 06/25/34 §	$1,701,857	$1,739,310
2.933% due 03/25/35 §	455,023	353,265
Freddie Mac
0.423% (USD LIBOR + 0.350%) due 12/15/29 §	6,444	6,455
0.460% (USD LIBOR + 0.350%) due 08/15/40-10/15/40 §	7,393,027	7,426,275
7.500% due 01/15/23-09/20/26	109,184	117,510
Freddie Mac Structured Pass-Through Certificates
1.316% (US FED + 1.200%) due 10/25/44 §	703,349	722,832
1.516% (US FED + 1.400%) due 07/25/44 §	3,493,291	3,606,719
Government National Mortgage Association
0.607% (USD LIBOR + 0.500%) due 04/20/64 §	3,420,719	3,436,273
0.657% (USD LIBOR + 0.550%) due 05/20/65 §	1,299,391	1,307,043
0.707% (USD LIBOR + 0.600%) due 07/20/65-08/20/65 §	8,511,823	8,602,331
0.757% (USD LIBOR + 0.650%) due 07/20/63 §	71,404	71,451
0.857% (USD LIBOR + 0.750%) due 01/20/66 §	5,893,826	5,989,172
1.029% (USD LIBOR + 0.750%) due 04/20/67 §	6,485,827	6,587,556
Great Hall Mortgages No 1 PLC (United Kingdom) 0.255% (USD LIBOR + 0.130%) due 06/18/39 § ~	3,073,274	3,031,942
GreenPoint Mortgage Funding Trust 0.632% (USD LIBOR + 0.540%) due 11/25/45 §	34,361	31,293
HarborView Mortgage Loan Trust 0.252% (USD LIBOR + 0.320%) due 05/25/38 §	1,027,723	936,020
Hawksmoor Mortgages (United Kingdom) 1.099% (SONIA + 1.050%) due 05/25/53 § ~	GBP 26,333,415	36,613,847
Impac CMB Trust 0.632% (USD LIBOR + 0.270%) due 05/25/35 §	$40,101	39,956
IndyMac ARM Trust 1.762% due 01/25/32 §	7,721	7,781
JP Morgan Alternative Loan Trust
0.452% (USD LIBOR + 0.360%) due 05/25/36 §	2,404,265	2,363,867
6.000% due 12/27/36 ~	1,062,565	792,238
JP Morgan Mortgage Trust
0.392% (USD LIBOR + 0.300%) due 10/25/35 §	1,503,768	1,263,887
3.340% due 12/26/37 § ~	4,458,193	4,130,267
Legacy Mortgage Asset Trust 2.882% due 10/25/59 § ~	7,319,867	7,379,837
Lehman Mortgage Trust 5.750% due 02/25/37	6,085,651	5,192,443
MASTR Adjustable Rate Mortgages Trust 2.701% due 04/21/34 §	11,289	11,491
MASTR Alternative Loan Trust 0.492% (USD LIBOR + 0.400%) due 03/25/36 §	694,598	39,140
Merrill Lynch Mortgage Investors Trust 2.974% due 06/25/35 §	19,723	20,147
Metlife Securitization Trust 3.750% due 03/25/57 § ~	7,218,150	7,542,691
New Residential Mortgage Loan Trust 3.500% due 12/25/57 § ~	6,993,369	7,271,739

	Principal Amount	Value
OBX Trust 0.742% (USD LIBOR + 0.650%) due 06/25/57 § ~	$6,817,542	$6,831,330
PHH Alternative Mortgage Trust 0.252% (USD LIBOR + 0.160%) due 02/25/37 §	9,241,640	7,374,392
RBSSP Resecuritization Trust 4.091% due 12/26/36 § ~	649,187	348,681
Reperforming Loan REMIC Trust 0.432% (USD LIBOR + 0.340%) due 06/25/35 § ~	1,393,594	1,340,832
Residential Asset Securitization Trust (IO) 4.859% (4.950%-USD LIBOR) due 11/25/35 §	2,066,248	416,480
Resloc UK PLC (United Kingdom) 0.123% (EUR LIBOR + 1.160%) due 12/15/43 § ~	EUR 2,271,729	2,620,135
RFMSI Trust 3.148% due 09/25/35 §	$441,211	334,279
Ripon Mortgages PLC (United Kingdom) 0.881% (GBP LIBOR + 0.800%) due 08/20/56 § ~	GBP 8,417,374	11,671,698
Sequoia Mortgage Trust 0.793% (USD LIBOR + 0.700%) due 07/20/33 §	$421,691	421,818
Structured Adjustable Rate Mortgage Loan Trust 2.978% due 01/25/35 §	98,109	99,640
Structured Asset Mortgage Investments II Trust
0.512% (USD LIBOR + 0.420%) due 05/25/36 §	662,759	580,434
0.552% (USD LIBOR + 0.460%) due 02/25/36 §	1,128,541	1,083,454
0.593% (USD LIBOR + 0.500%) due 07/19/35 §	107,362	104,317
0.652% (USD LIBOR + 0.560%) due 02/25/36 §	691,043	665,074
Structured Asset Mortgage Investments Trust 0.753% (USD LIBOR + 0.660%) due 09/19/32 §	25,651	25,598
Structured Asset Securities Corp Trust 5.750% due 04/25/35	2,685,817	2,156,910
Suntrust Alternative Loan Trust (IO) 5.009% (5.100%-USD LIBOR) due 12/25/35 §	3,296,588	349,315
Towd Point Mortgage Funding (United Kingdom) 0.949% (SONIA + 0.900%) due 07/20/45 § ~	GBP 25,363,086	35,238,427
Towd Point Mortgage Funding PLC (United Kingdom) 1.111% (GBP LIBOR + 1.025%) due 10/20/51 §	13,571,667	18,922,599
Tower Bridge Funding No 3 PLC (United Kingdom) 1.281% (GBP LIBOR + 1.200%) due 12/20/61 § ~	1,333,910	1,850,556
Wachovia Mortgage Loan Trust LLC Trust 2.400% due 05/20/36 §	$430,622	441,402
WaMu Mortgage Pass-Through Certificates Trust
0.632% (USD LIBOR + 0.540%) due 12/25/45 §	26,759	27,241
0.672% (USD LIBOR + 0.580%) due 10/25/45 §	27,707	27,720
2.814% due 01/25/36 §	447,085	460,200

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates Trust
0.946% (US FED + 0.830%) due 11/25/46 §	$1,097,998	$1,004,689
6.000% due 07/25/36	1,619,277	1,521,639
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
4.759% (4.850%-USD LIBOR) due 11/25/35 §	8,877,029	1,212,891
4.859% (4.950%-USD LIBOR) due 11/25/35 §	2,346,393	408,084
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 2.100% due 02/25/33 §	3,012	3,038

		236,855,902

Fannie Mae - 14.2%

due 07/01/36-08/01/51 #	24,500,000	25,793,251
due 08/01/36 #	54,000,000	55,622,190
due 08/01/51 #	126,800,000	127,790,626
due 09/01/51 #	150,100,000	152,211,459
1.328% (US FED + 1.200%) due 08/01/42-10/01/44 §	564,573	580,524
1.623% (USD LIBOR + 1.373%) due 09/01/35 §	93,158	94,066
1.663% (USD LIBOR + 1.413%) due 07/01/33 §	8,493	8,548
1.707% (US FED + 1.250%) due 03/01/33 §	128,024	131,500
1.720% (USD LIBOR + 1.345%) due 12/01/34 §	705,033	737,031
1.762% (USD LIBOR + 1.455%) due 04/01/35 §	132,401	133,145
1.788% (USD LIBOR + 1.538%) due 01/01/36 §	5,954	5,960
1.793% (USD LIBOR + 1.418%) due 12/01/34 §	2,601	2,603
1.800% (USD LIBOR + 1.550%) due 09/01/33 §	13,193	13,715
1.820% (UST + 1.695%) due 02/01/33 §	157,168	158,835
1.855% (USD LIBOR + 1.605%) due 08/01/36 §	18,836	18,973
1.984% (USD LIBOR + 1.245%) due 07/01/35 §	270,100	278,808
2.000% due 07/01/36	-	-
2.020% (UST + 1.895%) due 03/01/34 §	5,561	5,614
2.020% (USD LIBOR + 1.318%) due 08/01/35 §	167,407	168,235
2.050% (UST + 1.925%) due 02/01/33 §	4,130	4,118
2.067% (USD LIBOR + 1.442%) due 07/01/33 §	9,989	10,098
2.069% (USD LIBOR + 1.694%) due 03/01/33 §	4,061	4,063
2.150% (UST + 2.025%) due 01/01/34 §	5,066	5,409
2.180% (UST + 2.055%) due 04/01/34 §	46,975	46,993
2.199% (USD LIBOR + 1.699%) due 11/01/34 §	4,476	4,482
2.220% (UST + 2.095%) due 04/01/27 §	2,749	2,749
2.225% (UST + 2.102%) due 01/01/23 §	5,048	5,088
2.310% due 08/01/22	1,155,754	1,170,369
2.340% (USD LIBOR + 1.840%) due 09/01/35 §	16,843	16,983
2.440% (UST + 2.190%) due 12/01/22 §	842	844

	Principal Amount	Value
2.500% (USD LIBOR + 2.250%) due 06/01/34 §	$1,919	$1,937
2.581% (UST + 2.360%) due 11/01/34 §	1,123,295	1,198,818
2.990% (US FED + 1.250%) due 05/01/36 §	13,180	14,117
3.000% due 04/01/27-08/01/49	2,742,087	2,910,756
3.500% due 05/01/33-05/01/35	13,991,857	14,932,324
3.634% (US FED + 1.250%) due 05/01/36 §	10,376	10,722
3.643% (US FED + 1.250%) due 05/01/36 §	435,339	474,833
4.000% due 04/01/24-02/01/48	5,014,398	5,358,357
4.500% due 06/01/23-10/01/42	687,555	749,733
4.931% (US FED + 1.731%) due 09/01/34 §	44,229	46,798
5.000% due 05/01/25-02/01/44	2,551,922	2,843,422
5.500% due 07/01/21-09/01/41	5,040,446	5,589,571
6.000% due 02/01/24-09/01/39	2,882,375	3,318,959
6.500% due 11/01/21-09/01/37	517,518	587,671
7.500% due 01/01/33	11,396	13,109
8.000% due 05/01/30	2,483	2,540
8.500% due 07/01/32	491	493

		403,080,439

Freddie Mac - 0.7%

1.974% (USD LIBOR + 1.345%) due 09/01/35 §	102,291	107,117
2.262% (UST + 2.137%) due 01/01/28 §	4,305	4,335
2.374% (UST + 2.249%) due 03/01/32 §	32,651	32,702
2.375% (UST + 2.250%) due 05/01/23-05/01/32 §	2,774	2,775
2.625% (UST + 2.250%) due 07/01/32 §	7,232	7,215
3.500% due 08/01/27-06/01/48	11,312,876	11,934,787
4.000% due 11/01/33-04/01/48	3,440,111	3,671,362
5.500% due 03/01/23-05/01/40	3,073,867	3,557,792
6.000% due 11/01/21-04/01/33	1,370,094	1,535,445
7.000% due 10/01/37	15,971	18,435

		20,871,965

Government National Mortgage Association - 0.5%

due 08/01/51 #	1,200,000	1,352,437
2.000% (UST + 1.500%) due 01/20/23-03/20/33 §	233,237	240,014
2.125% (UST + 1.500%) due 10/20/23-12/20/32 §	200,354	204,777
2.250% (UST + 1.500%) due 07/20/23-09/20/32 §	159,522	163,945
2.500% (UST + 1.500%) due 11/20/24-02/20/25 §	10,176	10,328
2.500% (UST + 2.000%) due 03/20/29 §	22,902	23,212
2.625% (UST + 2.000%) due 11/20/24 §	26,788	26,988
2.750% (UST + 2.000%) due 09/20/22-07/20/24 §	16,587	16,687
2.875% (UST + 1.500%) due 05/20/22-06/20/32 §	313,454	320,543
4.000% due 03/15/44-09/15/49	2,429,401	2,613,009
5.000% due 05/15/33-07/01/51	6,837,636	7,554,090
6.000% due 06/15/38-09/15/38	7,639	8,670
7.500% due 07/15/31-12/15/31	18,531	22,012
8.000% due 12/15/29-08/15/32	146,962	158,736
8.500% due 08/15/22-12/15/30	167,284	170,549

		12,885,997

Total Mortgage-Backed Securities (Cost $774,482,135)		793,036,868

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES - 12.7%

A10 Bridge Asset Financing LLC 2.021% due 08/15/40 ~	$4,531,680	$4,557,710
ABFC Trust 0.917% (USD LIBOR + 0.825%) due 07/25/35 §	5,600,000	5,560,547
Anchorage Capital CLO16 Ltd (Cayman) 1.588% (USD LIBOR + 1.400%) due 10/20/31 § ~	7,100,000	7,110,587
Apres Static CLO Ltd (Cayman) 1.254% (USD LIBOR + 1.070%) due 10/15/28 § ~	7,290,646	7,308,870
Argent Securities Inc Asset-Backed Pass-Through Certificates 0.852% (USD LIBOR + 0.760%) due 02/25/36 §	1,853,730	1,697,390
Asset-Backed Securities Corp Home Equity Loan Trust 1.112% (USD LIBOR + 1.020%) due 07/25/35 §	2,000,000	2,005,567
Bear Stearns Asset Backed Securities I Trust 2007-AQ1 0.202% (USD LIBOR + 0.110%) due 04/25/31 §	40,661	200,632
Bear Stearns Asset-Backed Securities Trust 2.192% (USD LIBOR + 2.100%) due 03/25/35 §	434,567	437,571
Catamaran CLO Ltd (Cayman) 1.444% (USD LIBOR + 1.260%) due 04/22/30 § ~	8,954,068	8,959,664
CIT Mortgage Loan Trust 1.442% (USD LIBOR + 1.350%) due 10/25/37 § ~	1,912,957	1,933,561
Citigroup Mortgage Loan Trust
0.232% (USD LIBOR + 0.140%) due 12/25/36 §	1,371,051	1,365,571
0.242% (USD LIBOR + 0.150%) due 12/25/36 §	10,024,336	5,255,965
0.252% (USD LIBOR + 0.160%) due 12/25/36 § ~	2,248,113	1,517,945
CLNC Ltd (Cayman) 1.375% (USD LIBOR + 1.250%) due 08/20/35 § ~	8,500,000	8,505,525
Countrywide Asset-Backed Certificates
0.232% (USD LIBOR + 0.140%) due 06/25/47 §	5,818,150	5,543,817
0.242% (USD LIBOR + 0.150%) due 05/25/37 §	239,555	239,280
0.322% (USD LIBOR + 0.230%) due 10/25/47 §	648,913	640,555
0.432% (USD LIBOR + 0.340%) due 09/25/36 §	7,602,119	7,570,551
0.992% (USD LIBOR + 0.900%) due 03/25/47 § ~	1,613,923	1,436,209
CVC Cordatus Loan Fund XI DAC (Ireland) 0.650% (EUR LIBOR + 0.650%) due 10/15/31 § ~	EUR 6,100,000	7,248,964
CWABS Asset-Backed Certificates Trust 0.232% (USD LIBOR + 0.140%) due 03/25/37 §	$3,197,840	3,094,187
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	12,782	12,880
Dryden 52 Euro CLO DAC (Ireland) due 05/15/34 # ~	EUR 5,600,000	6,640,201
Dryden XXV Senior Loan Fund (Cayman) 1.084% (USD LIBOR + 0.900%) due 10/15/27 § ~	$5,219,505	5,218,461
Evergreen Credit Card Trust (Canada) 1.900% due 09/16/24 ~	10,500,000	10,711,606

	Principal Amount	Value
FBR Securitization Trust 0.857% (USD LIBOR + 0.765%) due 09/25/35 §	$28,530,000	$27,974,664
First Franklin Mortgage Loan Trust 0.402% (USD LIBOR + 0.310%) due 10/25/36 §	13,900,000	12,014,839
Flagship Credit Auto Trust 1.490% due 07/15/24 ~	3,260,237	3,277,429
Ford Credit Floorplan Master Owner Trust ‘A’ 2.840% due 03/15/24	8,700,000	8,860,597
GSAA Home Equity Trust 0.432% (USD LIBOR + 0.340%) due 09/25/36 §	9,360,765	3,098,625
Harvest CLO XI DAC (Ireland) 0.650% (EUR LIBOR + 0.650%) due 06/26/30 § ~	EUR 5,800,000	6,869,657
Home Equity Asset Trust 0.872% (USD LIBOR + 0.780%) due 10/25/34 §	$2,145,397	2,135,064
Home Equity Mortgage Loan Asset-Backed Trust 0.412% (USD LIBOR + 0.320%) due 04/25/37 §	4,535,261	4,194,931
HSI Asset Securitization Corp Trust 0.422% (USD LIBOR + 0.330%) due 02/25/36 §	717,559	698,626
Hyundai Floorplan Master Owner Trust 2.680% due 04/15/24 ~	6,000,000	6,114,834
Imc Home Equity Loan Trust 5.432% due 08/20/29 §	856	879
IXIS Real Estate Capital Trust 0.192% (USD LIBOR + 0.100%) due 01/25/37 §	9,515,419	4,566,215
JP Morgan Mortgage Acquisition Trust 0.382% (USD LIBOR + 0.290%) due 05/25/36 §	10,000,000	9,662,291
Legacy Mortgage Asset Trust 3.750% due 04/25/59 § ~	6,860,406	6,924,327
Lehman ABS Mortgage Loan Trust 0.182% (USD LIBOR + 0.090%) due 06/25/37 § ~	1,007,882	790,069
Lument Commercial Trust (Cayman) 1.270% (USD LIBOR + 1.170%) due 06/15/39 § ~	7,000,000	7,028,721
Marble Point CLO X Ltd (Cayman) 1.224% (USD LIBOR + 1.040%) due 10/15/30 § ~	7,300,000	7,299,998
Mastr Asset-Backed Securities Trust 0.592% (USD LIBOR + 0.500%) due 04/25/36 §	8,101,736	3,072,793
Merrill Lynch Mortgage Investors Trust 0.842% (USD LIBOR + 0.750%) due 09/25/35 §	1,131,320	1,114,685
MKS CLO Ltd (Cayman) 1.188% (USD LIBOR + 1.000%) due 07/20/30 § ~	5,000,000	5,000,003
Morgan Stanley ABS Capital I Inc Trust
0.152% (USD LIBOR + 0.060%) due 05/25/37 §	187,563	170,710
0.272% (USD LIBOR + 0.180%) due 03/25/37 §	2,712,391	1,487,588
0.272% (USD LIBOR + 0.180%) due 05/25/37 §	8,202,694	7,531,076
0.312% (USD LIBOR + 0.220%) due 11/25/36 §	6,275,388	3,997,349
0.342% (USD LIBOR + 0.250%) due 03/25/37 §	4,541,678	2,513,923
Morgan Stanley Capital I Inc Trust 0.452% (USD LIBOR + 0.360%) due 03/25/36 §	1,791,177	1,598,341

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Mountain View CLO Ltd (Cayman) 0.984% (USD LIBOR + 0.800%) due 10/15/26 § ~	$566,104	$566,201
MP CLO VII Ltd (Cayman) 0.891% (USD LIBOR + 0.890%) due 10/18/28 § ~	7,000,000	7,000,000
Nassau Ltd (Cayman) 2.338% (USD LIBOR + 2.150%) due 07/20/29 § ~	5,500,000	5,505,547
Option One Mortgage Loan Trust
0.232% (USD LIBOR + 0.140%) due 02/25/37 §	5,177,048	3,971,322
0.312% (USD LIBOR + 0.220%) due 02/25/37 §	13,732,398	8,740,642
Palmer Square Loan Funding Ltd (Cayman) 1.888% (USD LIBOR + 1.700%) due 07/20/28 § ~	6,194,189	6,197,881
Park Place Securities Inc Asset-Backed Pass-Through Certificates 0.917% (USD LIBOR + 0.825%) due 07/25/35 §	6,700,000	6,679,634
RAAC Trust 0.742% (USD LIBOR + 0.650%) due 06/25/47 §	2,632,341	2,656,021
RASC Trust
0.252% (USD LIBOR + 0.160%) due 11/25/36 §	117,448	127,845
0.707% (USD LIBOR + 0.410%) due 01/25/36 §	279,323	279,478
Renaissance Home Equity Loan Trust 0.972% (USD LIBOR + 0.880%) due 08/25/33 §	161,961	159,920
Santander Drive Auto Receivables Trust
0.620% due 05/15/23	321,717	321,779
0.670% due 04/15/24	1,200,000	1,201,591
Saxon Asset Securities Trust 0.752% (USD LIBOR + 0.660%) due 10/25/35 §	3,710,393	3,671,640
Securitized Asset-Backed Receivables LLC Trust 0.752% (USD LIBOR + 0.660%) due 08/25/35 §	4,617,959	3,783,018
SLM Student Loan Trust 0.669% (USD LIBOR + 0.550%) due 12/15/25 § ~	1,711,098	1,711,406
Sound Point CLO XVI Ltd (Cayman) 1.156% (USD LIBOR + 0.980%) due 07/25/30 § ~	7,400,000	7,397,801
Soundview Home Loan Trust 0.202% (USD LIBOR + 0.110%) due 02/25/37 §	1,517,842	558,435
SP-STATIC CLO 1 Ltd (Cayman) 1.584% (USD LIBOR + 1.400%) due 07/22/28 § ~	6,826,513	6,834,614
Structured Asset Investment Loan Trust 0.712% (USD LIBOR + 0.620%) due 01/25/36 §	5,966,898	5,780,688
Structured Asset Securities Corp Mortgage Loan Trust
0.362% (USD LIBOR + 0.270%) due 03/25/36 §	1,727,926	1,646,834
0.432% (USD LIBOR + 0.340%) due 12/25/36 §	345,181	340,111
STWD Ltd (Cayman) 1.205% (USD LIBOR + 1.080%) due 07/15/38 § ~	8,700,000	8,703,896
Telos CLO Ltd (Cayman) 1.460% (USD LIBOR + 1.270%) due 01/17/27 § ~	706,138	705,505

	Principal Amount	Value
Terwin Mortgage Trust 0.512% (USD LIBOR + 0.420%) due 04/25/37 § ~	$369,309	$363,472
Tralee CLO V Ltd (Cayman) 1.298% (USD LIBOR + 1.110%) due 10/20/28 § ~	7,193,751	7,195,546
TRTX Issuer Ltd (Cayman) 1.275% (USD LIBOR + 1.150%) due 10/15/34 § ~	8,500,000	8,502,549
Venture XX CLO Ltd (Cayman) 1.004% (USD LIBOR + 0.820%) due 04/15/27 § ~	1,721,017	1,721,088
Voya CLO Ltd (Cayman) 1.073% (USD LIBOR + 0.950%) due 04/17/30 § ~	7,000,000	7,001,001
Wellfleet CLO Ltd (Cayman) 1.078% (USD LIBOR + 0.890%) due 04/20/29 § ~	7,300,000	7,289,885
Zais CLO 1 Ltd (Cayman) 1.334% (USD LIBOR + 1.150%) due 04/15/28 § ~	3,221,710	3,225,965

Total Asset-Backed Securities (Cost $353,964,930)		362,613,365

U.S. GOVERNMENT AGENCY ISSUES - 1.2%

Freddie Mac 0.680% due 08/06/25	35,600,000	35,488,283
United States Small Business Administration 6.120% due 09/01/21	9,338	9,387

Total U.S. Government Agency Issues (Cost $35,609,340)		35,497,670

U.S. TREASURY OBLIGATIONS - 14.7%

U.S. Treasury Bonds - 13.2%

1.250% due 05/15/50	16,700,000	13,641,160
1.375% due 11/15/40	35,050,000	31,498,449
1.375% due 08/15/50	6,900,000	5,818,910
1.625% due 11/15/50	35,700,000	32,074,219
1.875% due 02/15/41	8,700,000	8,519,203
2.000% due 02/15/50	2,900,000	2,849,930
2.500% due 02/15/45	1,300,000	1,406,945
2.750% due 08/15/42	26,200,000	29,533,336
2.875% due 05/15/43	27,500,000	31,635,742
2.875% due 08/15/45	30,100,000	34,805,476
3.125% due 02/15/42	8,000,000	9,545,938
3.125% due 08/15/44	35,400,000	42,495,211
3.375% due 05/15/44	26,300,000	32,802,059
3.625% due 02/15/44	13,500,000	17,453,496
3.750% due 11/15/43	20,900,000	27,441,047
4.250% due 05/15/39	4,900,000	6,707,066
4.375% due 11/15/39	20,700,000	28,802,918
4.500% due 08/15/39	7,700,000	10,858,805
4.625% due 02/15/40	5,500,000	7,896,797

		375,786,707

U.S. Treasury Notes - 1.5%

1.750% due 06/30/24 ‡	7,400,000	7,686,461
2.250% due 01/31/24 ‡	6,700,000	7,026,232
2.250% due 08/15/27	20,000	21,395
2.500% due 05/15/24 ‡	26,900,000	28,498,764
2.625% due 02/15/29	400,000	438,703

		43,671,555

Total U.S. Treasury Obligations (Cost $391,905,450)		419,458,262

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 4.7%

Abu Dhabi Government (United Arab Emirates) 3.125% due 04/16/30 ~	$6,200,000	$6,751,273
Brazil Letras do Tesouro Nacional (Brazil) 4.856% due 10/01/21	BRL 174,300,000	34,622,825
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,486,369
Israel Government International (Israel) 3.875% due 07/03/50	5,400,000	6,262,094
Japan Finance Organization for Municipalities (Japan) 3.375% due 09/27/23 ~	3,200,000	3,398,799
Kuwait Government (Kuwait) 2.750% due 03/20/22 ~	6,000,000	6,109,710
Peruvian Government (Peru)
5.940% due 02/12/29 ~	PEN 35,300,000	10,045,024
6.350% due 08/12/28 ~	26,000,000	7,569,003
6.950% due 08/12/31 ~	4,000,000	1,168,673
8.200% due 08/12/26 ~	14,800,000	4,784,533
Province of Ontario Canada (Canada) 3.150% due 06/02/22	CAD 11,300,000	9,354,405
Province of Quebec Canada (Canada)
2.750% due 08/25/21	$3,600,000	3,614,133
3.500% due 12/01/22	CAD 1,900,000	1,599,412
4.250% due 12/01/21	7,500,000	6,150,109
Qatar Government (Qatar)
3.875% due 04/23/23 ~	$200,000	212,562
4.000% due 03/14/29 ~	7,100,000	8,185,661
4.500% due 01/20/22 ~	3,600,000	3,685,590
4.500% due 04/23/28 ~	4,400,000	5,201,020
Saudi Government (Saudi Arabia) 2.375% due 10/26/21 ~	6,600,000	6,643,032
State of Israel (Israel) 3.800% due 05/13/60 ~	6,200,000	7,075,713

Total Foreign Government Bonds & Notes (Cost $133,055,534)		133,919,940

MUNICIPAL BONDS - 0.1%

City of Chicago IL ‘B’
5.630% due 01/01/22	830,000	845,608
7.750% due 01/01/42	952,000	1,087,069

Total Municipal Bonds (Cost $1,759,834)		1,932,677

SHORT-TERM INVESTMENTS - 14.5%

Foreign Government Issue - 0.0%

Letras del Tesoro en Pesos Badlar (Argentina) 0.000% due 09/13/21 ^ Ω	ARS 3,745,000	28,903

Repurchase Agreements - 1.7%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $9,222,423; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $9,406,961)	$9,222,423	9,222,423
RBC Capital Markets LLC 0.030% due 07/01/21 (Dated 06/30/21 repurchase price of $38,900,032; collateralized by U.S.Treasury Notes: 0.125% - 2.875% due 01/15/22 - 04/30/28 and value $39,546,405)	38,900,000	38,900,000

		48,122,423

	Principal Amount	Value
U.S. Cash Management Bills – 0.7%

0.035% due 09/28/21	$16,900,000	$16,898,538
0.040% due 09/14/21 ‡	2,400,000	2,399,800

		19,298,338

U.S. Government Agency Issues - 2.0%

Federal Agricultural Mortgage Corp Discount Notes 0.020% due 07/27/21	20,000,000	19,999,711
Federal Home Loan Bank
0.014% due 08/06/21	16,100,000	16,099,517
0.015% due 07/28/21	3,300,000	3,299,950
0.015% due 08/04/21	14,700,000	14,699,584
0.034% due 10/08/21	3,300,000	3,299,637

Total U.S. Government Agency Issues (Cost $57,398,932)		57,398,399

U.S. Treasury Bills - 10.1%

0.030% due 07/08/21	42,600,000	42,599,720
0.035% due 07/13/21	6,900,000	6,899,914
0.038% due 07/15/21	7,900,000	7,899,877
0.040% due 08/19/21	22,980,000	22,978,750
0.040% due 09/16/21	25,900,000	25,897,784
0.041% due 07/22/21	14,000,000	13,999,652
0.041% due 08/03/21 ‡	2,100,000	2,099,919
0.041% due 08/17/21	9,300,000	9,299,499
0.042% due 08/10/21	30,800,000	30,798,537
0.042% due 09/09/21 ‡	2,200,000	2,199,818
0.043% due 11/12/21	30,600,000	30,595,102
0.045% due 09/23/21	11,300,000	11,298,813
0.045% due 10/07/21	8,500,000	8,498,959
0.047% due 08/31/21	3,100,000	3,099,751
0.047% due 12/02/21	53,400,000	53,389,340
0.048% due 09/30/21	11,100,000	11,098,667
0.050% due 10/28/21	5,300,000	5,299,124

		287,953,226

Total Short-Term Investments (Cost $412,809,088)		412,801,289

TOTAL INVESTMENTS - 112.8% (Cost $3,117,506,994)		3,210,166,223

TOTAL SECURITIES SOLD SHORT - (2.0%) (Proceeds $56,702,031)		(56,486,407)

DERIVATIVES - 0.3%		10,663,720

OTHER ASSETS & LIABILITIES, NET - (11.1%)		(317,277,278)

NET ASSETS - 100.0%		$2,847,066,258

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	35.7%
Mortgage-Backed Securities	27.9%
U.S. Treasury Obligations	14.7%
Short-Term Investments	14.5%
Asset-Backed Securities	12.7%
Foreign Government Bonds & Notes	4.7%
Others (each less than 3.0%)	2.6%

	112.8%
Derivatives	0.3%
Securities Sold Short	(2.0%	)
Other Assets & Liabilities, Net	(11.1%	)

	100.0%

(b)	Investments with a total aggregate value of $1,252,152 or less than 0.1% of the Fund’s net assets were in default as of June 30, 2021.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(c)

An investment with a value of $28,903 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(d)

As of June 30, 2021, investments with a total aggregate value of $27,330,239 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(e)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended June 30, 2021 was $77,269,199 at a weighted average interest rate of 0.043%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended June 30, 2021 was $20,227,158 at a weighted average interest rate of 0.179%.

(f)	Securities sold short outstanding as of June 30, 2021 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (2.0%)

Fannie Mae 4.000% due 08/12/51	($53,000,000)	($56,486,407)

Total Securities Sold Short (Proceeds $56,702,031)		($56,486,407)

(g)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	09/21	3,956	$521,601,434	$524,170,000	$2,568,566
U.S. Treasury Ultra Long Bonds	09/21	62	11,364,428	11,946,625	582,197

					3,150,763

Short Futures Outstanding
Euro-Buxl	09/21	64	15,151,727	15,423,479	(271,752)
U.S. Treasury 5-Year Notes	09/21	607	75,096,721	74,921,820	174,901
U.S. Treasury 30-Year Bonds	09/21	112	17,435,091	18,004,000	(568,909)

					(665,760)

Total Futures Contracts					$2,485,003

(h)	Forward foreign currency contracts outstanding as of June 30, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	96,538,620	USD	18,184,469	07/21	BOA	$1,224,960	$-
BRL	96,538,620	USD	19,299,232	07/21	GSC	110,197	-
BRL	96,538,620	USD	19,106,721	08/21	GSC	236,882	-
CAD	17,000,000	USD	14,111,559	07/21	BRC	-	(397,457)
CAD	21,981,772	USD	17,874,142	07/21	CIT	-	(141,186)
CLP	7,233,081,400	USD	10,069,302	09/21	MSC	-	(237,755)
EUR	8,134,000	USD	9,759,226	08/21	BOA	-	(105,320)
EUR	4,451,000	USD	5,448,364	08/21	CIT	-	(165,657)
GBP	712,000	USD	997,731	08/21	HSB	-	(12,708)
JPY	37,231,018	USD	342,657	08/21	HSB	-	(7,403)
MXN	265,435,000	USD	12,622,091	09/21	HSB	590,976	-
PEN	15,649,729	USD	3,937,695	07/21	CIT	128,603	-
PEN	6,787,050	USD	1,705,075	07/21	SCB	59,170	-
RUB	898,000	USD	11,636	07/21	GSC	602	-
RUB	897,651	USD	11,980	08/21	GSC	202	-
RUB	898,000	USD	12,239	09/21	GSC	-	(107)
USD	19,299,232	BRL	96,538,620	07/21	BOA	-	(110,197)
USD	19,167,799	BRL	96,538,620	07/21	GSC	-	(241,630)
USD	30,992,899	BRL	174,300,000	10/21	JPM	-	(3,650,579)
USD	32,265,199	CAD	38,981,772	07/21	TDB	818,143	-
USD	17,873,955	CAD	21,981,772	08/21	CIT	141,285	-
USD	72,776,814	EUR	59,912,000	08/21	BOA	1,669,753	-
USD	126,125,822	GBP	89,219,000	08/21	HSB	2,694,993	-
USD	1,700,153	JPY	186,100,000	08/21	BNP	24,379	-
USD	2,731,446	PEN	10,843,295	07/21	CIT	-	(89,757)
USD	6,113,911	PEN	22,436,778	07/21	CIT	283,368	-
USD	10,761,245	PEN	39,142,801	08/21	CIT	567,057	-
USD	1,208,710	PEN	4,806,433	09/21	CIT	-	(43,632)
USD	2,933,123	PEN	11,051,843	09/21	CIT	53,113	-
USD	1,706,532	PEN	6,787,050	09/21	SCB	-	(61,933)
USD	2,846,914	PEN	10,519,346	10/21	CIT	106,421	-
USD	3,307,841	PEN	12,398,781	11/21	GSC	78,980	-

Total Forward Foreign Currency Contracts						$8,789,084	($5,265,321)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(i)	Purchased options outstanding as of June 30, 2021 was as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put-Fannie Mae 2.500% due 08/12/51	$103.23	08/05/21	JPM	$7,000,000	$39,922	$26,003

(j)	Premiums received and value of written options outstanding as of June 30, 2021 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call-Fannie Mae 2.000% due 07/14/51	$101.23	07/07/21	GSC	$8,000,000	$40,938	($12,710)
Call-Fannie Mae 2.000% due 08/12/51	101.37	08/05/21	GSC	8,000,000	26,562	(22,383)
Call-Fannie Mae 2.000% due 09/14/51	101.02	09/07/21	GSC	10,000,000	43,750	(54,550)

					111,250	(89,643)

Put-Fannie Mae 2.500% due 08/12/51	102.23	08/05/21	JPM	14,000,000	43,750	(19,363)
Put-Ginnie Mae 2.500% due 08/19/51	102.23	08/12/21	JPM	7,000,000	22,422	(11,423)
Put-Fannie Mae 2.000% due 09/14/51	99.02	09/07/21	GSC	10,000,000	62,500	(36,175)

					128,672	(66,961)

Total Written Options					$239,922	($156,604)

(k)	Swap agreements outstanding as of June 30, 2021 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/21 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Q	1.000%	12/20/21	MSC	0.143%	EUR 6,100,000	$31,613	$19,547	$12,066
South Africa Government	Q	1.000%	06/20/24	GSC	1.204%	$4,600,000	(26,372)	(112,194)	85,822

							5,241	(92,647)	97,888

				Exchange
The Boeing Co	Q	1.000%	12/20/21	ICE	0.455%	7,400,000	21,383	6,700	14,683
General Electric Co	Q	1.000%	12/20/23	ICE	0.385%	2,900,000	45,177	(65,198)	110,375
General Electric Co	Q	1.000%	06/20/24	ICE	0.420%	3,950,000	69,344	(47,018)	116,362
General Electric Co	Q	1.000%	12/20/24	ICE	0.501%	2,200,000	38,660	(23,896)	62,556
Rolls-Royce PLC	Q	1.000%	06/20/25	ICE	2.045%	EUR 7,700,000	(353,849)	(927,930)	574,081

							(179,285)	(1,057,342)	878,057

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							($174,044)	($1,149,989)	$975,945

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY35 5Y	Q	5.000%	12/20/25	ICE	$2,500,000	($256,204)	($159,368)	($96,836)
CDX HY36 5Y	Q	5.000%	06/20/26	ICE	4,800,000	(496,043)	(441,247)	(54,796)

						($752,247)	($600,615)	($151,632)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX iTraxx Main HY34 5Y	Q	1.000%	12/20/25	ICE	EUR 27,100,000	$887,732	$617,458	$270,274
CDX iTraxx Main HY35 5Y	Q	1.000%	06/20/26	ICE	32,000,000	1,021,824	935,790	86,034
CDX iTraxx Main HY35 5Y	Q	5.000%	06/20/26	ICE	45,200,000	6,740,951	5,851,649	889,302

						$8,650,507	$7,404,897	$1,245,610

Total Credit Default Swaps						$7,724,216	$5,654,293	$2,069,923

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.350%	Brazil CETIP Interbank	Z/Z	CME	01/03/22	BRL 711,500,000	($1,209,642)	$41,073	($1,250,715)
3.700%	Brazil CETIP Interbank	Z/Z	CME	01/03/22	660,000,000	(923,447)	(22,499)	(900,948)
2.800%	3-Month USD-LIBOR	S/Q	CME	08/22/23	$106,300,000	6,618,436	(258,748)	6,877,184
0.100%	6-Month JPY-LIBOR	S/S	LCH	03/20/24	JPY 29,700,000,000	1,043,242	668,247	374,995
1.235%	3-Month CAD-CDOR	S/S	LCH	03/04/25	CAD 13,300,000	26,186	10,741	15,445

						$5,554,775	$438,814	$5,115,961

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.300%	6-Month JPY-LIBOR	S/S	CME	03/18/26	JPY 3,850,000,000	($548,052)	($170,630)	($377,422)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/18/26	990,000,000	(140,928)	(128,106)	(12,822)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/20/28	200,000,000	(36,563)	9,198	(45,761)
0.399%	6-Month JPY-LIBOR	S/S	LCH	06/18/28	500,000,000	(120,565)	(325)	(120,240)
0.450%	6-Month JPY-LIBOR	S/S	LCH	03/20/29	1,250,000,000	(378,813)	(73,172)	(305,641)
0.750%	6-Month JPY-LIBOR	S/S	LCH	03/20/38	50,000,000	(37,297)	(18,885)	(18,412)
0.800%	6-Month JPY-LIBOR	S/S	LCH	10/22/38	220,000,000	(180,210)	-	(180,210)
0.705%	6-Month JPY-LIBOR	S/S	LCH	10/31/38	170,000,000	(113,819)	9,384	(123,203)
0.785%	6-Month JPY-LIBOR	S/S	LCH	11/12/38	310,000,000	(245,360)	949	(246,309)
0.750%	6-Month JPY-LIBOR	S/S	LCH	12/20/38	42,800,000	(31,236)	(19,734)	(11,502)
0.538%	6-Month JPY-LIBOR	S/S	LCH	03/15/51	860,000,000	(94,738)	(9,751)	(84,987)
0.556%	6-Month JPY-LIBOR	S/S	LCH	03/15/51	453,000,000	(71,507)	(1,421)	(70,086)
0.520%	6-Month JPY-LIBOR	S/S	LCH	03/16/51	158,000,000	(10,239)	-	(10,239)
0.350%	6-Month JPY-LIBOR	S/S	LCH	03/17/51	369,000,000	137,854	201,106	(63,252)
0.557%	6-Month JPY-LIBOR	S/S	LCH	03/17/51	1,438,000,000	(229,123)	-	(229,123)
0.565%	6-Month JPY-LIBOR	S/S	LCH	03/19/51	289,000,000	(52,053)	-	(52,053)
0.570%	6-Month JPY-LIBOR	S/S	LCH	03/19/51	354,000,000	(68,634)	-	(68,634)
0.572%	6-Month JPY-LIBOR	S/S	LCH	04/07/51	157,000,000	(30,416)	-	(30,416)
0.750%	12-Month GBP-SONIA	A/A	LCH	09/15/51	GBP 42,400,000	1,248,682	1,598,699	(350,017)

						($1,003,017)	$1,397,312	($2,400,329)

Total Interest Rate Swaps						$4,551,758	$1,836,126	$2,715,632

Total Swap Agreements						$12,275,974	$7,490,419	$4,785,555

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$19,547	$97,888
Liabilities	(112,194)	-
Centrally Cleared Swap Agreements (1)
Assets	9,950,994	9,391,291
Liabilities	(2,367,928)	(4,703,624)

	$7,490,419	$4,785,555

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

(l)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$30,382,386	$-	$-	$30,382,386
	Corporate Bonds & Notes	1,015,887,360	-	1,015,887,360	-
	Senior Loan Notes	4,636,406	-	4,636,406	-
	Mortgage-Backed Securities	793,036,868	-	793,036,868	-
	Asset-Backed Securities	362,613,365	-	362,613,365	-
	U.S. Government Agency Issues	35,497,670	-	35,497,670	-
	U.S. Treasury Obligations	419,458,262	-	419,458,262	-
	Foreign Government Bonds & Notes	133,919,940	-	133,919,940	-
	Municipal Bonds	1,932,677	-	1,932,677	-
	Short-Term Investments	412,801,289	-	412,801,289	-
	Derivatives:
	Credit Contracts
	Swaps	2,221,555	-	2,221,555	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	8,789,084	-	8,789,084	-
	Interest Rate Contracts
	Futures	3,325,664	3,325,664	-	-
	Purchased Options	26,003	-	26,003	-
	Swaps	7,267,624	-	7,267,624	-

	Total Interest Rate Contracts	10,619,291	3,325,664	7,293,627	-

	Total Asset-Derivatives	21,629,930	3,325,664	18,304,266	-

	Total Assets	3,231,796,153	3,325,664	3,198,088,103	30,382,386

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(56,486,407)	-	(56,486,407)	-
	Derivatives:
	Credit Contracts
	Swaps	(151,632)	-	(151,632)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,265,321)	-	(5,265,321)	-
	Interest Rate Contracts
	Futures	(840,661)	(840,661)	-	-
	Written Options	(156,604)	-	(156,604)	-
	Swaps	(4,551,992)	-	(4,551,992)	-

	Total Interest Rate Contracts	(5,549,257)	(840,661)	(4,708,596)	-

	Total Liabilities - Derivatives	(10,966,210)	(840,661)	(10,125,549)	-

	Total Liabilities	(67,452,617)	(840,661)	(66,611,956)	-

	Total	$3,164,343,536	$2,485,003	$3,131,476,147	$30,382,386

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended June 30, 2021:

Preferred Stocks
Value, Beginning of Period	$30,829,634
Purchases	-
Sales (Includes Paydowns)	-
Accrued Discounts (Premiums)	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	(447,248)
Transfers In	-
Transfers Out	-

Value, End of Period	$30,382,386

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($447,248)

Additional information about Level 3 fair value measurements as of June 30, 2021 was as follows:

	Value at 06/30/21	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Preferred Stocks	$30,382,386	Straight-line amortization	Purchase Price	26.23	N/A

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 50.3%

Basic Materials - 0.6%

LG Chem Ltd (South Korea) 3.250% due 10/15/24 ~	$3,000,000	$3,226,509
LYB International Finance III LLC 1.250% due 10/01/25	1,675,000	1,672,618
Nucor Corp 2.000% due 06/01/25	670,000	693,822
POSCO (South Korea) 2.375% due 11/12/22 ~	2,080,000	2,125,288
2.375% due 01/17/23 ~	1,055,000	1,080,813

		8,799,050

Communications - 3.1%

Baidu Inc (China) 2.875% due 07/06/22	1,675,000	1,711,474
3.500% due 11/28/22	1,430,000	1,484,278
Charter Communications Operating LLC 4.464% due 07/23/22	9,047,000	9,367,463
4.908% due 07/23/25	4,394,000	4,980,848
Comcast Corp 3.100% due 04/01/25	555,000	600,036
3.700% due 04/15/24	1,935,000	2,099,291
3.950% due 10/15/25	250,000	280,275
Cox Communications Inc 3.150% due 08/15/24 ~	1,316,000	1,404,800
Expedia Group Inc 3.600% due 12/15/23	2,535,000	2,696,289
Fox Corp 3.666% due 01/25/22	1,880,000	1,917,166
NBN Co Ltd (Australia) 1.450% due 05/05/26 ~	3,725,000	3,735,949
NTT Finance Corp (Japan) 0.373% due 03/03/23 ~	2,585,000	2,586,322
0.583% due 03/01/24 ~	1,065,000	1,063,980
Sky Ltd (United Kingdom) 3.750% due 09/16/24 ~	710,000	776,397
T-Mobile USA Inc 2.250% due 02/15/26	1,895,000	1,911,581
3.500% due 04/15/25	1,905,000	2,069,897
Verizon Communications Inc 0.750% due 03/22/24	1,580,000	1,587,275
0.850% due 11/20/25	3,120,000	3,087,511
1.450% due 03/20/26	2,550,000	2,572,807
WPP Finance 2010 (United Kingdom) 3.625% due 09/07/22	565,000	585,632

		46,519,271

Consumer, Cyclical - 4.8%

7-Eleven Inc 0.612% (USD LIBOR + 0.450%) due 08/10/22 § ~	720,000	720,335
0.625% due 02/10/23 ~	795,000	795,534
0.800% due 02/10/24 ~	1,285,000	1,282,305
American Airlines Pass-Through Trust ‘B’ 3.700% due 10/15/25	1,142,558	1,110,280
AutoZone Inc 3.625% due 04/15/25	920,000	1,007,563
BMW US Capital LLC (Germany) 0.660% (USD LIBOR + 0.500%) due 08/13/21 § ~	1,980,000	1,981,235
1.850% due 09/15/21 ~	2,450,000	2,454,956
Daimler Finance North America LLC (Germany) 1.750% due 03/10/23 ~	3,105,000	3,169,964
Ford Motor Credit Co LLC 3.813% due 10/12/21	905,000	912,919
5.875% due 08/02/21	525,000	528,334
General Motors Co 4.875% due 10/02/23	1,265,000	1,378,492
5.400% due 10/02/23	2,160,000	2,379,777

	Principal Amount	Value
General Motors Financial Co Inc 2.900% due 02/26/25	$3,270,000	$3,463,356
4.200% due 11/06/21	2,435,000	2,467,018
Harley-Davidson Financial Services Inc 2.550% due 06/09/22 ~	685,000	696,093
4.050% due 02/04/22 ~	2,675,000	2,731,629
Hasbro Inc 2.600% due 11/19/22	1,550,000	1,595,495
3.000% due 11/19/24	2,085,000	2,219,724
Hyundai Capital America 0.800% due 01/08/24 ~	1,570,000	1,563,939
0.875% due 06/14/24 ~	1,415,000	1,409,141
1.150% due 11/10/22 ~	1,760,000	1,772,468
2.375% due 02/10/23 ~	3,340,000	3,429,706
2.850% due 11/01/22 ~	893,000	918,560
3.000% due 06/20/22 ~	1,950,000	1,995,356
3.950% due 02/01/22 ~	955,000	974,072
Marriott International Inc 2.300% due 01/15/22	200,000	201,456
3.125% due 02/15/23	685,000	703,548
3.600% due 04/15/24	1,497,000	1,597,576
Nissan Motor Acceptance Corp 2.600% due 09/28/22 ~	2,905,000	2,966,193
2.650% due 07/13/22 ~	415,000	421,940
3.650% due 09/21/21 ~	1,365,000	1,374,185
Nissan Motor Co Ltd (Japan) 3.043% due 09/15/23 ~	2,335,000	2,436,394
Nordstrom Inc 2.300% due 04/08/24 ~	320,000	321,053
O’Reilly Automotive Inc 3.800% due 09/01/22	1,760,000	1,811,524
Panasonic Corp (Japan) 2.536% due 07/19/22 ~	1,395,000	1,422,884
QVC Inc 4.375% due 03/15/23	2,795,000	2,950,793
Ralph Lauren Corp 1.700% due 06/15/22	430,000	435,689
Ross Stores Inc 4.600% due 04/15/25	4,315,000	4,872,979
United Airlines Pass-Through Trust ‘B’ 3.500% due 05/01/28	671,840	666,665
Volkswagen Group of America Finance LLC (Germany) 0.750% due 11/23/22 ~	1,475,000	1,480,738
0.875% due 11/22/23 ~	1,415,000	1,419,321
2.500% due 09/24/21 ~	510,000	512,577
2.700% due 09/26/22 ~	1,190,000	1,223,377
2.900% due 05/13/22 ~	735,000	750,728
3.125% due 05/12/23 ~	680,000	710,471

		71,238,342

Consumer, Non-Cyclical - 8.3%

AbbVie Inc 2.600% due 11/21/24	7,590,000	8,006,379
2.900% due 11/06/22	3,195,000	3,301,970
3.200% due 11/06/22	260,000	268,632
3.250% due 10/01/22	330,000	339,342
3.450% due 03/15/22	1,100,000	1,118,618
AmerisourceBergen Corp 0.737% due 03/15/23	1,960,000	1,963,790
Anthem Inc 2.375% due 01/15/25	780,000	817,195
Archer-Daniels-Midland Co 2.750% due 03/27/25	545,000	581,356
Astrazeneca Finance LLC (United Kingdom) 0.700% due 05/28/24	2,095,000	2,092,431
1.200% due 05/28/26	2,930,000	2,923,477
AstraZeneca PLC (United Kingdom) 0.300% due 05/26/23	3,000,000	2,992,339
3.500% due 08/17/23	770,000	818,237
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	2,095,000	2,095,439

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Baxalta Inc 3.600% due 06/23/22	$675,000	$692,859
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	3,750,000	4,017,731
Becton Dickinson & Co 2.894% due 06/06/22	6,094,000	6,228,873
3.363% due 06/06/24	2,385,000	2,556,133
3.734% due 12/15/24	675,000	735,531
Bristol-Myers Squibb Co 2.900% due 07/26/24	1,136,000	1,212,248
3.250% due 02/20/23	375,000	391,890
Bunge Ltd Finance Corp 3.000% due 09/25/22	5,565,000	5,718,388
4.350% due 03/15/24	235,000	255,786
Cardinal Health Inc 2.616% due 06/15/22	144,000	146,929
3.079% due 06/15/24	1,285,000	1,363,850
3.200% due 03/15/23	1,530,000	1,598,234
3.500% due 11/15/24	2,100,000	2,263,438
Cargill Inc 1.375% due 07/23/23 ~	1,175,000	1,197,357
China Mengniu Dairy Co Ltd (China) 1.875% due 06/17/25 ~	3,737,000	3,777,534
Cigna Corp 3.000% due 07/15/23	1,245,000	1,304,394
3.750% due 07/15/23	706,000	752,077
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	4,235,000	4,224,034
CVS Health Corp 2.625% due 08/15/24	615,000	649,373
3.700% due 03/09/23	705,000	742,625
Diageo Capital PLC (United Kingdom) 1.375% due 09/29/25	1,300,000	1,322,607
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	800,000	811,765
Equifax Inc 3.600% due 08/15/21	195,000	195,784
Gilead Sciences Inc 0.750% due 09/29/23	4,920,000	4,922,617
Global Payments Inc 2.650% due 02/15/25	1,420,000	1,497,357
Health Care Service Corp A Mutual Legal Reserve Co 1.500% due 06/01/25 ~	3,045,000	3,095,024
HPHT Finance 17 Ltd (Hong Kong) 2.750% due 09/11/22 ~	3,735,000	3,819,878
Humana Inc 2.900% due 12/15/22	550,000	568,158
3.150% due 12/01/22	800,000	825,153
3.850% due 10/01/24	1,470,000	1,596,003
4.500% due 04/01/25	2,015,000	2,257,634
IHS Markit Ltd 3.625% due 05/01/24	1,345,000	1,446,245
Imperial Brands Finance PLC (United Kingdom) 3.125% due 07/26/24 ~	1,630,000	1,716,519
3.500% due 02/11/23 ~	3,715,000	3,842,988
3.750% due 07/21/22 ~	5,595,000	5,741,872
Moody’s Corp 3.750% due 03/24/25	2,185,000	2,398,109
PayPal Holdings Inc 1.350% due 06/01/23	3,060,000	3,115,278
PeaceHealth Obligated Group 1.375% due 11/15/25	455,000	459,822
Perrigo Co PLC 4.000% due 11/15/23	1,355,000	1,416,473
Perrigo Finance Unlimited Co 3.900% due 12/15/24	5,705,000	6,150,939
Prosperous Ray Ltd (China) 4.625% due 11/12/23 ~	2,900,000	3,116,428

	Principal Amount	Value
Royalty Pharma PLC 0.750% due 09/02/23 ~	$1,865,000	$1,871,373
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	2,355,000	2,465,577
Thermo Fisher Scientific Inc 4.133% due 03/25/25	725,000	804,222

		122,606,314

Diversified - 0.1%

CK Hutchison International 17 II Ltd (United Kingdom) 2.750% due 03/29/23 ~	2,200,000	2,281,516

Energy - 7.0%

Aker BP ASA (Norway) 3.000% due 01/15/25 ~	1,725,000	1,813,584
BP Capital Markets America Inc 2.937% due 04/06/23	1,325,000	1,382,356
Canadian Natural Resources Ltd (Canada) 2.050% due 07/15/25	2,845,000	2,925,403
Cenovus Energy Inc (Canada) 3.000% due 08/15/22	4,173,000	4,258,928
3.800% due 09/15/23	1,200,000	1,266,763
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/25	2,805,000	3,216,709
7.000% due 06/30/24	4,035,000	4,623,981
Diamondback Energy Inc 2.875% due 12/01/24	4,735,000	5,004,414
4.750% due 05/31/25	2,280,000	2,569,604
Enbridge Inc (Canada) 0.435% (SOFR + 0.400%) due 02/17/23 §	815,000	816,838
2.500% due 01/15/25	2,070,000	2,170,670
Energy Transfer Operating LP 2.900% due 05/15/25	440,000	463,288
3.450% due 01/15/23	200,000	206,952
3.600% due 02/01/23	675,000	700,594
4.200% due 09/15/23	510,000	545,908
4.250% due 03/15/23	3,225,000	3,385,252
4.250% due 04/01/24	135,000	145,652
4.900% due 02/01/24	485,000	527,844
5.875% due 01/15/24	4,465,000	4,949,229
Eni SPA (Italy) 4.000% due 09/12/23 ~	2,800,000	2,992,127
Enterprise Products Operating LLC 3.500% due 02/01/22	3,085,000	3,144,323
EOG Resources Inc 2.625% due 03/15/23	520,000	536,944
EQT Corp 3.000% due 10/01/22	3,940,000	4,028,650
Exxon Mobil Corp 2.992% due 03/19/25	3,865,000	4,147,918
Gray Oak Pipeline LLC 2.000% due 09/15/23 ~	455,000	464,360
2.600% due 10/15/25 ~	910,000	935,538
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	260,000	268,360
MPLX LP 1.223% (USD LIBOR + 1.100%) due 09/09/22 §	1,550,000	1,551,012
Occidental Petroleum Corp 2.600% due 08/13/21	1,795,000	1,801,327
Pioneer Natural Resources Co 0.550% due 05/15/23	1,280,000	1,281,702
0.750% due 01/15/24	1,455,000	1,454,350
Plains All American Pipeline LP 2.850% due 01/31/23	2,688,000	2,758,974
Reliance Industries Ltd (India) 5.400% due 02/14/22 ~	3,300,000	3,391,856
Sabine Pass Liquefaction LLC 5.625% due 04/15/23	3,385,000	3,637,805
6.250% due 03/15/22	5,211,000	5,345,746

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Saudi Arabian Oil Co (Saudi Arabia) 2.750% due 04/16/22 ~	$3,415,000	$3,478,963
Schlumberger Finance Canada Ltd 1.400% due 09/17/25	680,000	688,029
Schlumberger Holdings Corp 3.750% due 05/01/24 ~	3,040,000	3,273,847
4.000% due 12/21/25 ~	750,000	832,937
Suncor Energy Inc (Canada) 2.800% due 05/15/23	1,555,000	1,617,980
The Williams Cos Inc 3.350% due 08/15/22	875,000	896,168
3.700% due 01/15/23	3,835,000	3,994,911
4.300% due 03/04/24	565,000	614,045
Valero Energy Corp 1.200% due 03/15/24	1,680,000	1,695,582
2.700% due 04/15/23	3,565,000	3,697,572
3.650% due 03/15/25	480,000	523,783
Western Midstream Operating LP 4.000% due 07/01/22	3,155,000	3,210,339

		103,239,117

Financial - 17.9%

AerCap Ireland Capital DAC (Ireland) 3.950% due 02/01/22	2,875,000	2,923,797
4.125% due 07/03/23	1,847,000	1,960,588
4.450% due 12/16/21	2,895,000	2,939,276
4.500% due 09/15/23	2,095,000	2,247,219
4.875% due 01/16/24	1,505,000	1,639,356
AIA Group Ltd (Hong Kong) 0.655% (USD LIBOR + 0.520%) due 09/20/21 § ~	2,060,000	2,059,897
Air Lease Corp 2.250% due 01/15/23	1,480,000	1,519,974
3.500% due 01/15/22	900,000	914,976
American International Group Inc 2.500% due 06/30/25	2,865,000	3,025,597
4.875% due 06/01/22	1,420,000	1,478,421
Aon Corp 2.200% due 11/15/22	715,000	732,791
Avolon Holdings Funding Ltd (Ireland) 2.125% due 02/21/26 ~	1,635,000	1,629,617
2.875% due 02/15/25 ~	1,700,000	1,751,460
3.625% due 05/01/22 ~	2,800,000	2,865,089
3.950% due 07/01/24 ~	560,000	597,548
5.125% due 10/01/23 ~	1,890,000	2,044,022
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	4,200,000	4,216,408
Banco del Estado de Chile (Chile) 2.704% due 01/09/25 ~	1,010,000	1,052,935
Banco Santander Mexico SA Institucion de Banca (Mexico) 4.125% due 11/09/22 ~	3,500,000	3,641,750
5.375% due 04/17/25 ~	155,000	176,063
Banco Santander SA (Spain) 0.701% due 06/30/24	200,000	200,459
Bank of America Corp 0.976% due 04/22/25	2,225,000	2,232,870
1.348% (USD LIBOR + 1.160%) due 01/20/23 §	4,085,000	4,109,211
2.503% due 10/21/22	2,000,000	2,013,497
Bank of Ireland Group PLC (Ireland) 4.500% due 11/25/23 ~	5,470,000	5,918,763
Banque Federative du Credit Mutuel SA (France) 0.650% due 02/27/24 ~	2,045,000	2,040,481
2.125% due 11/21/22 ~	2,480,000	2,540,886
Barclays Bank PLC (United Kingdom) 1.700% due 05/12/22	1,245,000	1,259,433
4.338% due 05/16/24	1,380,000	1,471,659

	Principal Amount	Value
BDO Unibank Inc (Philippines) 2.950% due 03/06/23 ~	$3,700,000	$3,830,610
BPCE SA (France) 1.370% (USD LIBOR + 1.220%) due 05/22/22 § ~	815,000	822,918
5.700% due 10/22/23 ~	4,530,000	5,017,662
Brighthouse Financial Global Funding 0.600% due 06/28/23 ~	1,780,000	1,780,005
1.000% due 04/12/24 ~	1,785,000	1,789,221
Brixmor Operating Partnership LP REIT 3.250% due 09/15/23	2,870,000	3,017,154
Capital One Financial Corp 3.200% due 01/30/23	1,335,000	1,390,339
3.500% due 06/15/23	965,000	1,020,968
3.900% due 01/29/24	1,290,000	1,392,672
CC Holdings GS V LLC REIT 3.849% due 04/15/23	5,825,000	6,169,895
Citigroup Inc 0.981% due 05/01/25	1,850,000	1,855,000
2.312% due 11/04/22	2,255,000	2,269,266
2.900% due 12/08/21	4,145,000	4,184,555
3.106% due 04/08/26	1,845,000	1,975,518
Citizens Bank NA 2.650% due 05/26/22	1,300,000	1,325,543
3.250% due 02/14/22	2,345,000	2,382,826
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	3,375,000	3,534,082
Credicorp Ltd (Peru) 2.750% due 06/17/25 ~	665,000	676,588
Credit Suisse AG (Switzerland) 0.495% due 02/02/24	1,930,000	1,923,005
1.000% due 05/05/23	3,030,000	3,063,417
2.800% due 04/08/22	2,420,000	2,467,125
2.997% due 12/14/23 ~	670,000	692,092
Crown Castle International Corp 1.050% due 07/15/26	2,400,000	2,346,230
Danske Bank AS (Denmark) 1.226% due 06/22/24 ~	3,065,000	3,098,224
3.001% due 09/20/22 ~	3,275,000	3,291,242
5.000% due 01/12/22 ~	1,835,000	1,877,725
5.375% due 01/12/24 ~	255,000	282,900
Deutsche Bank AG (Germany) 4.250% due 10/14/21	4,565,000	4,614,667
Discover Bank 3.200% due 08/09/21	380,000	380,249
Equitable Financial Life Global Funding 0.500% due 04/06/23 ~	4,245,000	4,252,836
First Niagara Financial Group Inc 7.250% due 12/15/21	1,140,000	1,175,521
Highwoods Realty LP REIT 3.625% due 01/15/23	1,305,000	1,349,543
HSBC Holdings PLC (United Kingdom) 0.976% due 05/24/25	1,545,000	1,544,362
1.645% due 04/18/26	1,375,000	1,394,109
2.099% due 06/04/26	3,515,000	3,614,812
ING Groep NV (Netherlands) 1.296% (USD LIBOR + 1.150%) due 03/29/22 §	1,970,000	1,986,162
JPMorgan Chase & Co 0.824% due 06/01/25	2,030,000	2,026,982
0.910% (SOFR + 0.885%) due 04/22/27 §	1,150,000	1,164,664
2.083% due 04/22/26	3,500,000	3,620,605
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	935,000	942,608
4.500% due 11/04/24	1,025,000	1,134,353
LSEGA Financing PLC (United Kingdom) 0.650% due 04/06/24 ~	2,875,000	2,873,215

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Marsh & McLennan Cos Inc 3.875% due 03/15/24	$1,815,000	$1,969,258
Mitsubishi UFJ Financial Group Inc (Japan) 0.826% (USD LIBOR + 0.650%) due 07/26/21 §	655,000	655,286
3.218% due 03/07/22	3,685,000	3,760,614
Mizuho Financial Group Cayman 2 Ltd (Japan) 4.200% due 07/18/22 ~	3,500,000	3,629,321
Morgan Stanley 0.529% due 01/25/24	1,745,000	1,744,463
0.560% due 11/10/23	2,595,000	2,598,710
0.731% due 04/05/24	2,085,000	2,089,859
2.750% due 05/19/22	2,005,000	2,050,031
Nasdaq Inc 0.445% due 12/21/22	1,680,000	1,679,979
Nationwide Building Society (United Kingdom) 3.622% due 04/26/23 ~	2,275,000	2,333,107
Natwest Group PLC (United Kingdom) 3.875% due 09/12/23	2,030,000	2,169,148
NatWest Markets PLC (United Kingdom) 0.800% due 08/12/24 ~	1,055,000	1,050,730
2.375% due 05/21/23 ~	2,970,000	3,074,753
New York Life Global Funding 1.100% due 05/05/23 ~	1,385,000	1,403,706
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	1,550,000	1,622,294
PNC Bank NA 2.950% due 01/30/23	1,305,000	1,355,064
Principal Life Global Funding II 0.750% due 04/12/24 ~	1,230,000	1,231,376
Public Storage REIT 0.495% (SOFR + 0.470%) due 04/23/24 §	1,045,000	1,047,283
QNB Finance Ltd (Qatar) 2.625% due 05/12/25 ~	1,280,000	1,341,407
3.500% due 03/28/24 ~	2,320,000	2,477,946
SBA TOWER Trust 1.631% due 11/15/26 ~	1,045,000	1,046,362
SBA Tower Trust REIT 1.884% due 01/15/26 ~	725,000	735,060
2.836% due 01/15/25 ~	1,725,000	1,811,721
3.448% due 03/15/23 ~	4,500,000	4,590,085
Simon Property Group LP REIT 2.000% due 09/13/24	899,000	931,748
3.375% due 10/01/24	1,850,000	1,991,235
Societe Generale SA (France) 2.625% due 10/16/24 ~	335,000	350,013
Standard Chartered PLC (United Kingdom) 0.991% due 01/12/25 ~	900,000	898,113
1.319% due 10/14/23 ~	945,000	954,318
1.338% (USD LIBOR + 1.150%) due 01/20/23 § ~	1,460,000	1,467,782
2.744% due 09/10/22 ~	2,965,000	2,977,468
3.885% due 03/15/24 ~	395,000	415,459
3.950% due 01/11/23 ~	1,245,000	1,299,316
State Street Corp 2.825% due 03/30/23	625,000	636,787
Svenska Handelsbanken AB (Sweden) 0.550% due 06/11/24 ~	1,520,000	1,515,124
1.418% due 06/11/27 ~	1,465,000	1,461,062
Swedbank AB (Sweden) 0.600% due 09/25/23 ~	2,540,000	2,542,718
1.300% due 06/02/23 ~	2,205,000	2,239,185
Synchrony Bank 3.000% due 06/15/22	705,000	720,990
Synchrony Financial 2.850% due 07/25/22	6,027,000	6,170,515
4.250% due 08/15/24	2,135,000	2,334,131
The Charles Schwab Corp 4.200% due 03/24/25	2,275,000	2,543,109

	Principal Amount	Value
The Goldman Sachs Group Inc 0.657% due 09/10/24	$2,430,000	$2,427,306
0.673% due 03/08/24	2,605,000	2,610,139
3.500% due 04/01/25	2,170,000	2,355,323
5.750% due 01/24/22	2,010,000	2,072,298
The Western Union Co 2.850% due 01/10/25	2,440,000	2,582,609
Trinity Acquisition PLC 3.500% due 09/15/21	1,045,000	1,048,985
Truist Financial Corp 0.446% (SOFR + 0.400%) due 06/09/25 §	1,495,000	1,498,144
UBS Group AG (Switzerland) 1.008% due 07/30/24 ~	2,455,000	2,473,702
1.370% (USD LIBOR + 1.220%) due 05/23/23 § ~	3,105,000	3,134,690
UniCredit SPA (Italy) 3.750% due 04/12/22 ~	3,665,000	3,753,715
Wells Fargo & Co 1.654% due 06/02/24	1,780,000	1,818,565
2.188% due 04/30/26	1,575,000	1,635,816
3.500% due 03/08/22	216,000	220,824
4.125% due 08/15/23	765,000	822,991
Wells Fargo Bank NA 2.082% due 09/09/22	2,020,000	2,026,817

		266,154,073

Industrial - 2.6%

Amphenol Corp 2.050% due 03/01/25	1,580,000	1,645,104
Avnet Inc 4.875% due 12/01/22	670,000	709,103
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	475,000	487,045
Carrier Global Corp 2.242% due 02/15/25	3,225,000	3,355,249
CNH Industrial Capital LLC 3.875% due 10/15/21	3,305,000	3,336,286
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	990,000	989,871
5.250% due 11/15/21 ~	3,080,000	3,106,827
Eagle Materials Inc 4.500% due 08/01/26	2,175,000	2,230,548
Eastern Creation II Investment Holdings Ltd (China) 1.000% due 09/10/23 ~	3,060,000	3,056,815
GATX Corp 3.900% due 03/30/23	440,000	464,468
General Electric Co 3.450% due 05/15/24	905,000	969,344
Guangzhou Metro Investment Finance BVI Ltd (China) 1.507% due 09/17/25 ~	3,150,000	3,117,992
Heathrow Funding Ltd (United Kingdom) 4.875% due 07/15/21 ~	3,180,000	3,184,658
Martin Marietta Materials Inc due 07/15/23 #	855,000	857,059
Otis Worldwide Corp 2.056% due 04/05/25	1,870,000	1,943,901
Penske Truck Leasing Co LP 3.375% due 02/01/22 ~	1,467,000	1,485,091
Republic Services Inc 2.500% due 08/15/24	1,575,000	1,653,992
Siemens Financieringsmaatschappij (Germany) 0.650% due 03/11/24 ~	1,535,000	1,537,193
SMBC Aviation Capital Finance DAC (Ireland) 2.650% due 07/15/21 ~	500,000	500,377
3.550% due 04/15/24 ~	695,000	738,733
4.125% due 07/15/23 ~	311,000	330,884

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Yongda Investment Ltd (China) 2.250% due 06/16/25 ~	$2,730,000	$2,743,798

		38,444,338

Technology - 2.7%

Analog Devices Inc 2.950% due 04/01/25	555,000	594,370
Fidelity National Information Services Inc 0.375% due 03/01/23	2,555,000	2,552,508
0.600% due 03/01/24	1,225,000	1,223,975
Fiserv Inc 2.750% due 07/01/24	3,345,000	3,530,093
Fortinet Inc 1.000% due 03/15/26	1,490,000	1,477,081
HCL America Inc (India) 1.375% due 03/10/26 ~	3,900,000	3,879,879
Microchip Technology Inc 0.972% due 02/15/24 ~	2,770,000	2,769,779
0.983% due 09/01/24 ~	2,050,000	2,041,221
2.670% due 09/01/23	2,125,000	2,214,398
Micron Technology Inc 2.497% due 04/24/23	5,290,000	5,472,479
4.640% due 02/06/24	1,650,000	1,809,901
NXP BV (China) 2.700% due 05/01/25 ~	395,000	416,960
3.875% due 09/01/22 ~	2,790,000	2,893,915
4.625% due 06/01/23 ~	3,390,000	3,644,760
Roper Technologies Inc 0.450% due 08/15/22	660,000	660,693
1.000% due 09/15/25	510,000	508,102
2.350% due 09/15/24	670,000	703,143
3.125% due 11/15/22	2,755,000	2,838,813
3.650% due 09/15/23	695,000	742,642
Skyworks Solutions Inc 0.900% due 06/01/23	650,000	652,030

		40,626,742

Utilities - 3.2%

American Electric Power Co Inc 3.650% due 12/01/21	280,000	284,045
Edison International 2.950% due 03/15/23	1,520,000	1,570,009
3.125% due 11/15/22	1,140,000	1,174,634
Enel Finance International NV (Italy) 2.650% due 09/10/24 ~	520,000	546,957
2.750% due 04/06/23 ~	1,300,000	1,348,659
2.875% due 05/25/22 ~	4,165,000	4,257,050
4.250% due 09/14/23 ~	3,731,000	4,022,611
FirstEnergy Corp 3.350% due 07/15/22	3,135,000	3,187,682
Israel Electric Corp Ltd (Israel) 5.000% due 11/12/24 ~	1,750,000	1,960,394
6.875% due 06/21/23 ~	565,000	631,259
NextEra Energy Capital Holdings Inc 0.685% (USD LIBOR + 0.550%) due 08/28/21 §	2,085,000	2,085,844
NRG Energy Inc 3.750% due 06/15/24 ~	1,125,000	1,199,331
Pacific Gas and Electric Co 1.750% due 06/16/22	8,140,000	8,137,118
3.500% due 06/15/25	2,010,000	2,109,390
San Diego Gas & Electric Co 1.914% due 02/01/22	282,156	283,206
Sempra Energy 2.875% due 10/01/22	145,000	148,428
Sinosing Services Pte Ltd (China) 2.250% due 02/20/25 ~	4,005,000	4,082,369
Tenaga Nasional Bhd (Malaysia) 7.500% due 11/01/25	1,200,000	1,482,847
The AES Corp 3.300% due 07/15/25 ~	1,565,000	1,674,871

	Principal Amount	Value
Vistra Operations Co LLC 3.550% due 07/15/24 ~	$6,410,000	$6,772,330

		46,959,034

Total Corporate Bonds & Notes (Cost $731,489,445)		746,867,797

MORTGAGE-BACKED SECURITIES - 18.7%

Collateralized Mortgage Obligations - Commercial - 6.3%

280 Park Avenue Mortgage Trust 0.953% (USD LIBOR + 0.880%) due 09/15/34 § ~	1,640,000	1,641,821
Austin Fairmont Hotel Trust 1.123% (USD LIBOR + 1.050%) due 09/15/32 § ~	1,180,000	1,182,062
BAMLL Commercial Mortgage Securities Trust 0.923% (USD LIBOR + 0.850%) due 09/15/34 § ~	4,770,000	4,776,790
3.490% due 04/14/33 ~	1,775,000	1,902,429
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	116,012	116,354
Bank 2.056% due 11/15/62	724,017	737,044
2.263% due 08/15/61	683,161	699,348
Beneria Cowen & Pritzer Collateral Funding Corp 0.899% (USD LIBOR + 0.799%) due 06/15/38 § ~	1,045,000	1,038,766
BX Commercial Mortgage Trust 1.153% (USD LIBOR + 1.080%) due 10/15/36 § ~	1,330,740	1,334,438
1.193% (USD LIBOR + 1.120%) due 12/15/36 § ~	1,324,716	1,326,370
1.323% (USD LIBOR + 1.250%) due 12/15/36 § ~	1,276,192	1,277,864
1.430% (USD LIBOR + 1.280%) due 06/15/23 § ~	935,000	936,743
1.500% (USD LIBOR + 1.400%) due 06/15/38 § ~	1,395,000	1,399,361
CD Mortgage Trust 1.965% due 02/10/50	49,276	49,318
CGDB Commercial Mortgage Trust 1.723% (USD LIBOR + 1.650%) due 11/15/36 § ~	2,615,000	2,615,726
Cold Storage Trust 1.373% (USD LIBOR + 1.300%) due 11/15/37 § ~	1,484,316	1,490,926
Commercial Mortgage Trust 3.754% due 02/10/37 § ~	2,115,000	2,065,253
3.838% due 09/10/47	2,825,000	3,064,805
3.926% due 03/10/48 §	845,000	912,059
3.961% due 03/10/47	2,155,000	2,318,827
4.244% due 03/10/48 §	1,770,000	1,889,417
4.353% due 08/10/30 ~	1,180,000	1,250,827
4.701% due 03/10/47	1,730,000	1,865,858
4.815% due 02/10/47 §	1,715,000	1,864,207
4.865% due 08/10/47 § ~	710,000	704,927
Credit Suisse Mortgage Capital Certificates 1.503% (USD LIBOR + 1.430%) due 05/15/36 § ~	2,140,000	2,150,525
1.673% (USD LIBOR + 1.600%) due 05/15/36 § ~	1,575,000	1,580,027
CSAIL Commercial Mortgage Trust 2.360% due 06/15/52	823,851	842,526
Extended Stay America Trust due 07/15/38 # ~	1,720,000	1,729,300
Fontainebleau Miami Beach Trust 3.750% due 12/10/36 ~	2,460,000	2,596,063

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
GCT Commercial Mortgage Trust 0.873% (USD LIBOR + 0.800%) due 02/15/38 § ~	$1,325,000	$1,327,314
Great Wolf Trust 1.706% (USD LIBOR + 1.633%) due 12/15/36 § ~	1,055,000	1,056,596
GS Mortgage Securities Corp Trust 0.973% (USD LIBOR + 0.900%) due 06/15/36 § ~	3,200,000	3,203,348
1.673% (USD LIBOR + 1.600%) due 05/15/26 § ~	1,440,000	1,443,530
InTown Hotel Portfolio Trust 1.023% (USD LIBOR + 0.950%) due 01/15/33 § ~	835,000	837,614
1.573% (USD LIBOR + 1.500%) due 01/15/33 § ~	685,000	686,991
JP Morgan Chase Commercial Mortgage Securities Trust 1.423% (USD LIBOR + 1.350%) due 09/15/29 § ~	3,240,000	3,243,329
1.673% (USD LIBOR + 1.600%) due 09/15/29 § ~	1,025,000	1,025,531
1.843% (USD LIBOR + 1.770%) due 10/15/33 § ~	2,345,000	2,356,134
2.243% (USD LIBOR + 2.170%) due 10/15/33 § ~	1,890,000	1,900,136
JPMBB Commercial Mortgage Securities Trust 3.934% due 09/15/47	2,420,000	2,635,428
KKR Industrial Portfolio Trust 1.073% (USD LIBOR + 1.000%) due 12/15/37 § ~	880,000	881,073
1.323% (USD LIBOR + 1.250%) due 12/15/37 § ~	635,000	635,872
Merit 1.473% (USD LIBOR + 1.400%) due 08/15/37 § ~	1,695,000	1,704,588
1.773% (USD LIBOR + 1.700%) due 08/15/37 § ~	835,000	840,122
2.423% (USD LIBOR + 2.350%) due 08/15/37 § ~	1,100,000	1,107,912
MHC Trust 1.173% (USD LIBOR + 1.100%) due 05/15/23 § ~	1,390,000	1,394,575
Morgan Stanley Bank of America Merrill Lynch Trust 4.110% due 10/15/47 §	775,000	835,841
Morgan Stanley Capital I Trust 3.300% (USD LIBOR + 1.800%) due 12/15/36 § ~	775,000	779,648
3.912% due 09/09/32 ~	2,700,000	2,902,893
New Orleans Hotel Trust 1.362% (USD LIBOR + 1.289%) due 04/15/32 § ~	3,355,000	3,340,110
ONE Mortgage Trust 1.023% (USD LIBOR + 0.950%) due 03/15/36 § ~	2,945,000	2,946,158
1.173% (USD LIBOR + 1.100%) due 03/15/36 § ~	1,580,000	1,580,746
RLGH Trust 0.873% (USD LIBOR + 0.800%) due 04/15/36 § ~	1,370,000	1,372,636
SLIDE 1.223% (USD LIBOR + 0.900%) due 06/15/31 § ~	1,624,978	1,628,405
2.173% (USD LIBOR + 1.850%) due 06/15/31 § ~	1,251,420	1,240,352
WFRBS Commercial Mortgage Trust 4.045% due 03/15/47	1,465,000	1,577,296
4.697% due 04/15/45	1,590,000	1,619,933

		93,464,092

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 9.1%

Angel Oak Mortgage Trust 0.909% due 01/25/66 § ~	$3,116,231	$3,113,437
0.985% due 04/25/66 § ~	2,109,678	2,109,627
1.261% due 05/25/65 § ~	1,279,833	1,284,573
1.579% due 05/25/65 § ~	952,646	957,580
1.691% due 04/25/65 § ~	2,331,144	2,356,309
2.872% due 04/25/65 § ~	593,550	604,292
3.301% due 07/26/49 § ~	982,963	993,608
3.920% due 11/25/48 § ~	1,778,957	1,805,585
CIM Trust 2.500% due 04/25/50 § ~	2,138,465	2,178,094
COLT Funding LLC 1.167% due 06/25/66 § ~	1,507,828	1,505,913
COLT Mortgage Loan Trust 1.506% due 04/27/65 § ~	565,906	568,660
2.764% due 08/25/49 § ~	920,424	921,302
Deephaven Residential Mortgage Trust 0.899% due 04/25/66 § ~	740,000	740,036
0.973% due 05/25/65 § ~	697,011	697,280
1.260% due 04/25/66 § ~	810,000	810,047
1.692% due 05/25/65 ~	925,050	930,377
2.339% due 01/25/60 § ~	876,143	886,922
Ellington Financial Mortgage Trust 0.797% due 02/25/66 § ~	670,199	668,944
0.931% due 06/25/66 § ~	960,000	958,697
1.106% due 02/25/66 § ~	575,684	574,614
1.291% due 06/25/66 § ~	925,000	923,760
2.006% due 05/25/65 § ~	1,052,946	1,067,003
2.739% due 11/25/59 § ~	637,792	649,940
3.046% due 11/25/59 § ~	572,378	582,260
Fannie Mae 3.000% due 11/25/47	2,927,279	3,114,669
4.000% due 06/25/44	116,246	117,769
Fannie Mae Connecticut Avenue Securities 0.942% (USD LIBOR + 0.850%) due 07/25/30 §	1,702,166	1,703,164
1.192% (USD LIBOR + 1.100%) due 11/25/29 §	2,306,379	2,279,329
1.292% (USD LIBOR + 1.200%) due 01/25/30 §	967,869	944,811
1.442% (USD LIBOR + 1.350%) due 09/25/29 §	988,437	995,259
2.192% (USD LIBOR + 2.100%) due 03/25/31 §	1,944,333	1,968,944
4.542% (USD LIBOR + 4.450%) due 01/25/29 §	1,049,642	1,100,035
Flagstar Mortgage Trust 0.942% (USD LIBOR + 0.850%) due 03/25/50 § ~	741,199	741,966
4.000% due 09/25/48 § ~	867,763	881,967
Freddie Mac 0.668% (SOFR + 0.650%) due 01/25/51 § ~	841,016	841,297
0.718% (SOFR + 0.700%) due 08/25/33 § ~	2,950,000	2,951,310
0.818% (SOFR + 0.800%) due 08/25/33 § ~	1,870,000	1,876,486
1.942% (USD LIBOR + 1.850%) due 02/25/50 § ~	2,845,000	2,871,379
3.625% due 10/25/46 §	472,772	479,996
3.847% due 05/25/47 § ~	249,416	251,459
7.000% due 09/15/30	162,365	185,153
Freddie Mac STACR Trust
0.842% (USD LIBOR + 0.750%) due 10/25/48 - 02/25/50 § ~	333,692	333,732
0.892% (USD LIBOR + 0.800%) due 12/25/30 § ~	382,706	382,766
0.918% (SOFR + 0.900%) due 12/25/50 § ~	527,001	527,388

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
1.042% (USD LIBOR + 0.950%) due 12/25/30 § ~	$700,000	$701,146
1.192% (USD LIBOR + 1.100%) due 03/25/50 § ~	188,475	188,545
1.318% (SOFR + 1.300%) due 10/25/50 § ~	223,216	223,244
1.492% (USD LIBOR + 1.400%) due 02/25/49 § ~	1,152,077	1,160,439
2.442% (USD LIBOR + 2.350%) due 02/25/49 § ~	2,533,720	2,562,268
3.192% (USD LIBOR + 3.100%) due 03/25/50 § ~	1,565,000	1,591,376
3.242% (USD LIBOR + 3.150%) due 09/25/50 § ~	678,883	687,051
Freddie Mac Structured Agency Credit Risk Debt Notes 1.118% (SOFR + 1.100%) due 11/25/50 § ~	579,550	579,883
1.292% (USD LIBOR + 1.200%) due 10/25/29 §	272,269	272,521
4.742% (USD LIBOR + 4.650%) due 10/25/28 §	1,396,391	1,460,027
4.792% (USD LIBOR + 4.700%) due 04/25/28 §	1,587,710	1,644,850
FWD Securitization Trust 2.240% due 01/25/50 § ~	1,963,991	1,993,028
Galton Funding Mortgage Trust 2.310% due 01/25/60 § ~	445,558	454,195
2.832% due 01/25/60 § ~	1,085,000	1,092,259
3.339% due 10/25/59 § ~	680,000	687,641
3.500% due 11/25/57 § ~	733,361	743,983
4.000% due 02/25/59 § ~	480,076	486,551
4.500% due 02/25/59 § ~	627,907	643,031
GS Mortgage-Backed Securities Trust 1.017% due 07/25/61 § ~	1,191,173	1,191,434
1.673% due 07/25/44 § ~	34,595	34,929
2.500% due 10/25/51 § ~	3,170,286	3,247,811
Homeward Opportunities Fund I Trust 1.657% due 05/25/65 § ~	2,044,839	2,059,573
2.675% due 11/25/59 § ~	507,594	512,690
Hundred Acre Wood Trust 2.500% due 07/25/51 § ~	2,125,000	2,185,443
JP Morgan Mortgage Trust 3.000% due 10/25/50 § ~	862,792	881,307
3.500% due 06/25/50 § ~	496,090	497,769
3.500% due 08/25/50 § ~	627,614	642,069
MFA Trust 0.852% due 01/25/56 § ~	1,340,273	1,336,030
New Residential Mortgage Loan Trust 0.943% due 07/25/55 § ~	2,307,231	2,310,394
1.650% due 05/24/60 § ~	1,711,175	1,732,465
2.464% due 01/26/60 § ~	737,230	745,553
2.710% due 11/25/59 § ~	1,258,618	1,274,684
OBX Trust 0.842% (USD LIBOR + 0.750%) due 02/25/60 § ~	971,379	973,382
0.992% (USD LIBOR + 0.900%) due 06/25/59 § ~	364,003	365,828
0.992% (USD LIBOR + 0.900%) due 10/25/59 § ~	436,492	437,671
1.042% (USD LIBOR + 0.950%) due 02/25/60 § ~	1,588,399	1,584,286
1.292% (USD LIBOR + 1.200%) due 06/25/59 § ~	510,327	508,527
2.500% due 05/25/51 § ~	2,418,922	2,484,423
3.000% due 01/25/60 § ~	1,148,584	1,165,296
3.000% due 05/25/60 § ~	2,357,169	2,406,049
3.500% due 12/25/49 § ~	370,796	376,582
3.500% due 02/25/60 § ~	1,094,276	1,127,454

	Principal Amount	Value
PSMC Trust 2.500% due 03/25/51 § ~	$3,652,246	$3,751,144
2.500% due 05/25/51 § ~	2,740,000	2,834,741
Sequoia Mortgage Trust 4.000% due 06/25/48 § ~	780,779	792,671
4.000% due 08/25/48 § ~	726,092	741,818
4.000% due 10/25/48 § ~	181,181	183,170
4.500% due 08/25/48 § ~	179,235	183,910
SG Residential Mortgage Trust 1.381% due 05/25/65 § ~	985,688	989,775
STACR Trust 0.842% (USD LIBOR + 0.750%) due 09/25/48 § ~	4,736	4,736
0.992% (USD LIBOR + 0.900%) due 09/25/48 § ~	1,025,000	1,026,020
1.342% (USD LIBOR + 1.250%) due 02/25/47 § ~	735,836	736,034
Starwood Mortgage Residential Trust 0.943% due 05/25/65 § ~	1,518,601	1,519,909
2.408% due 02/25/50 § ~	804,654	813,859
2.610% due 09/27/49 § ~	141,491	143,443
2.916% due 09/27/49 § ~	665,197	673,830
2.941% due 06/25/49 § ~	702,561	707,096
3.299% due 06/25/49 § ~	979,913	985,078
Verus Securitization Trust 0.918% due 02/25/64 § ~	1,700,870	1,704,923
1.031% due 02/25/66 § ~	1,311,789	1,313,569
1.052% due 01/25/66 § ~	1,127,714	1,127,738
1.155% due 01/25/66 § ~	671,463	671,349
1.977% due 03/25/60 § ~	311,213	315,564
2.226% due 05/25/60 § ~	2,439,267	2,461,994
2.724% due 01/25/60 § ~	1,154,008	1,168,814
2.913% due 07/25/59 § ~	1,457,529	1,484,084
3.000% due 11/25/59 § ~	831,692	846,270
3.100% due 11/25/59 § ~	1,189,810	1,213,455
3.117% due 07/25/59 § ~	1,521,441	1,550,491
Vista Point Securitization Trust 1.763% due 03/25/65 § ~	1,395,475	1,410,322
2.496% due 04/25/65 § ~	649,981	656,921
Wells Fargo Mortgage-Backed Securities Trust 2.500% due 12/25/50 § ~	3,260,000	3,347,485

		135,051,639

Fannie Mae - 2.0%

due 07/01/36 - 07/01/51 #	4,845,000	5,166,018
1.797% (USD LIBOR + 1.547%) due 01/01/35 §	3,777	3,933
1.917% (USD LIBOR + 1.542%) due 02/01/33 §	42,825	43,323
1.999% (USD LIBOR + 1.615%) due 04/01/33 §	21,376	21,386
2.000% (USD LIBOR + 1.750%) due 05/01/33 §	35,394	35,353
2.340% (UST + 2.215%) due 02/01/33 §	42,367	42,795
2.383% (UST + 2.258%) due 06/01/35 §	95,689	96,401
2.500% due 11/01/50	550,026	569,596
2.601% (UST + 2.278%) due 06/01/33 §	333,849	354,942
3.000% due 09/01/28 - 07/01/51	5,049,270	5,327,453
3.500% due 01/01/44 - 07/01/50	1,668,154	1,780,825
4.000% due 03/01/41 - 12/01/49	820,418	877,457
4.500% due 05/01/25 - 01/01/50	5,115,752	5,559,856
5.000% due 07/01/24 - 02/01/49	2,294,285	2,595,794
5.500% due 01/01/36 - 06/01/39	1,457,200	1,693,759
6.000% due 03/01/37 - 02/01/49	3,835,716	4,574,905
6.500% due 05/01/33	367,517	428,009
7.000% due 05/01/33 - 06/01/33	251,233	280,077

		29,451,882

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Freddie Mac - 0.5%

due 07/01/51 #	$1,245,000	$1,325,828
2.000% due 01/01/36	2,668,742	2,760,742
2.076% (UST + 1.951%) due 02/01/35 §	93,144	93,139
2.100% (USD LIBOR + 1.725%) due 03/01/35 §	31,467	31,743
2.326% (UST + 2.201%) due 09/01/35 §	277,705	291,183
2.419% (UST + 2.250%) due 08/01/35 §	234,551	250,144
4.000% due 12/01/49	407,471	442,439
4.500% due 05/01/50	389,424	421,447
5.000% due 12/01/41	781,860	868,815
5.500% due 07/01/38 - 06/01/41	372,838	434,099
7.000% due 03/01/39	249,215	287,779
7.500% due 06/01/38	241,014	278,368

		7,485,726

Government National Mortgage Association - 0.8%

due 07/01/51 #	2,815,000	2,955,255
2.000% (UST + 1.500%) due 01/20/35 §	541,026	566,236
2.250% (UST + 1.500%) due 09/20/34 §	405,056	415,383
4.000% due 10/20/50	1,310,001	1,387,804
4.500% due 08/20/47	199,342	215,407
5.000% due 12/20/34 - 05/20/48	2,726,078	2,970,296
5.500% due 09/15/45 - 02/20/49	2,207,458	2,517,570
6.000% due 01/15/22 - 07/15/36	269,279	317,683

		11,345,634

Total Mortgage-Backed Securities (Cost $273,953,569)		276,798,973

ASSET-BACKED SECURITIES - 14.9%

American Express Credit Account Master Trust 3.070% due 10/15/24	6,695,000	6,826,794
AmeriCredit Automobile Receivables Trust 0.890% due 10/19/26	1,665,000	1,663,905
0.970% due 02/18/26	800,000	805,795
1.060% due 08/18/26	980,000	987,794
1.210% due 12/18/26	1,030,000	1,028,238
1.290% due 06/18/27	2,095,000	2,114,798
1.590% due 10/20/25	1,215,000	1,236,493
1.800% due 12/18/25	1,175,000	1,200,426
2.710% due 08/18/22	26,300	26,328
3.080% due 12/18/23	4,700,000	4,801,234
3.820% due 03/18/24	6,575,000	6,837,104
Applebee’s Funding LLC 4.194% due 06/07/49 ~	2,411,775	2,482,716
Ares LVIII CLO Ltd (Cayman) 1.456% (USD LIBOR + 1.220%) due 01/15/33 § ~	820,000	821,815
Avis Budget Rental Car Funding AESOP LLC 2.330% due 08/20/26 ~	930,000	971,049
3.350% due 09/22/25 ~	1,355,000	1,454,947
3.410% due 09/20/23 ~	1,135,000	1,163,107
3.700% due 03/20/23 ~	625,000	634,703
4.530% due 03/20/23 ~	850,000	863,751
4.950% due 03/20/25 ~	745,000	805,334
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 § ~	2,653,521	2,685,089
Bayview Opportunity Master Fund IVa Trust 3.500% due 06/28/57 § ~	2,292,919	2,348,386
Bayview Opportunity Master Fund IVb Trust 3.500% due 01/28/55 § ~	1,164,185	1,195,910
3.500% due 08/28/57 § ~	2,094,080	2,098,540

	Principal Amount	Value
BlueMountain CLO Ltd (Cayman) 1.120% (USD LIBOR + 0.930%) due 07/18/27 § ~	$1,202,105	$1,202,997
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	466,224	489,502
Capital Auto Receivables Asset Trust 2.700% due 09/20/22 ~	565,753	566,387
3.090% due 08/22/22 ~	807,160	809,177
3.690% due 12/20/23 ~	401,600	402,353
CarMax Auto Owner Trust 1.090% due 03/16/26	2,730,000	2,757,297
3.010% due 12/16/24	3,280,000	3,419,240
Cayuga Park CLO Ltd (Cayman) 1.790% (USD LIBOR + 1.600%) due 07/17/31 § ~	2,420,000	2,422,422
CBAM Ltd (Cayman) 1.464% (USD LIBOR + 1.280%) due 02/12/30 § ~	5,835,000	5,837,919
Cedar Funding XIV CLO Ltd (Cayman) 1.223% (USD LIBOR + 1.100%) due 07/15/33 § ~	2,230,000	2,227,068
CIFC Funding Ltd (Cayman) 1.226% (USD LIBOR + 1.050%) due 04/24/30 § ~	3,990,000	3,990,526
1.538% (USD LIBOR + 1.350%) due 10/20/31 § ~	4,055,000	4,062,186
1.884% (USD LIBOR + 1.700%) due 07/15/32 § ~	2,810,000	2,811,616
CNH Equipment Trust 1.510% due 04/15/27	1,125,000	1,153,030
2.010% due 12/16/24	3,000,000	3,047,450
3.010% due 04/15/24	921,580	936,697
3.470% due 10/15/25	795,000	812,232
Daimler Trucks Retail Trust 1.370% due 06/15/27	1,940,000	1,956,091
Dryden 86 CLO Ltd (Cayman) due 07/17/34 # ~	2,225,000	2,225,000
1.840% (USD LIBOR + 1.650%) due 07/17/30 § ~	3,985,000	3,992,691
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 ~	77,930	77,996
2.690% due 03/25/30 ~	465,516	479,308
2.730% due 04/25/28 ~	882,621	899,543
Ford Credit Auto Lease Trust 2.050% due 06/15/23	1,040,000	1,056,413
Ford Credit Auto Owner Trust 1.740% due 04/15/33 ~	1,355,000	1,363,638
3.520% due 07/15/30 ~	4,155,000	4,465,536
Ford Credit Floorplan Master Owner Trust 1.420% due 09/15/25	1,885,000	1,909,090
GM Financial Automobile Leasing Trust 1.560% due 07/22/24	3,280,000	3,339,405
2.560% due 07/22/24	860,000	887,899
GM Financial Consumer Automobile Receivables Trust 1.050% due 05/18/26	1,005,000	1,008,250
1.490% due 12/16/24	620,000	627,922
GMF Floorplan Owner Revolving Trust 1.030% due 08/15/25 ~	830,000	838,646
Golub Capital Partners CLO Ltd (Cayman) 1.338% (USD LIBOR + 1.150%) due 10/20/28 § ~	1,333,535	1,335,501
Hilton Grand Vacations Trust 2.660% due 12/26/28 ~	430,324	440,868
2.740% due 02/25/39 ~	926,181	962,337
2.960% due 12/26/28 ~	119,947	122,498
Hyundai Auto Receivables Trust 1.410% due 11/15/24	1,375,000	1,395,158
1.600% due 12/15/26	1,360,000	1,385,179
2.940% due 05/15/25	1,340,000	1,389,260

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
KKR CLO 29 Ltd (Cayman) 1.341% (USD LIBOR + 1.200%) due 01/15/32 § ~	$2,500,000	$2,503,119
Kubota Credit Owner Trust 1.960% due 03/15/24 ~	1,245,000	1,269,643
Madison Park Funding XVIII Ltd (Cayman) 1.376% (USD LIBOR + 1.190%) due 10/21/30 § ~	3,245,000	3,246,561
Madison Park Funding XXIII Ltd (Cayman) 1.099% (USD LIBOR + 0.970%) due 07/27/31 § ~	2,610,000	2,608,016
1.679% (USD LIBOR + 1.550%) due 07/27/31 § ~	1,675,000	1,672,852
Madison Park Funding XXXVII Ltd (Cayman) 1.484% (USD LIBOR + 1.300%) due 07/15/32 § ~	370,000	370,205
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	108,671	109,297
MMAF Equipment Finance LLC 3.200% due 09/12/22 ~	683,779	687,371
MVW LLC 2.730% due 10/20/37 ~	568,127	586,818
MVW Owner Trust 2.420% due 12/20/34 ~	222,952	227,913
2.750% due 12/20/34 ~	75,924	77,441
2.890% due 11/20/36 ~	1,588,310	1,634,729
2.990% due 12/20/34 ~	204,874	208,017
Navient Private Education Refi Loan Trust 1.170% due 09/16/69 ~	960,456	964,929
1.220% due 07/15/69 ~	789,803	795,052
1.310% due 01/15/69 ~	517,600	521,483
1.690% due 05/15/69 ~	1,429,195	1,444,265
2.150% due 11/15/68 ~	4,645,000	4,777,981
2.400% due 10/15/68 ~	1,191,056	1,216,380
2.460% due 11/15/68 ~	1,455,000	1,504,273
2.640% due 05/15/68 ~	2,388,219	2,440,739
3.420% due 01/15/43 ~	3,575,690	3,667,606
Navient Student Loan Trust 0.362% (USD LIBOR + 0.270%) due 02/27/68 § ~	633,261	634,052
Navistar Financial Dealer Note Master Trust 1.042% (USD LIBOR + 0.950%) due 07/25/25 § ~	1,599,000	1,611,972
1.442% (USD LIBOR + 1.350%) due 07/25/25 § ~	1,720,000	1,735,361
Neuberger Berman CLO Ltd (Cayman) 1.248% (USD LIBOR + 1.060%) due 04/16/33 § ~	1,085,000	1,088,414
Neuberger Berman Loan Advisers CLO 32 Ltd (Cayman) 1.180% (USD LIBOR + 0.990%) due 01/20/32 § ~	3,755,000	3,758,610
Neuberger Berman Loan Advisers CLO 38 Ltd (Cayman) 1.488% (USD LIBOR + 1.300%) due 10/20/32 § ~	2,045,000	2,049,784
Nissan Auto Receivables Owner Trust 1.380% due 12/16/24	775,000	784,805
OCP CLO Ltd (Cayman) 1.308% (USD LIBOR + 1.120%) due 07/20/29 § ~	4,175,000	4,177,082
OZLM VIII Ltd (Cayman) 1.360% (USD LIBOR + 1.170%) due 10/17/29 § ~	1,597,428	1,598,649
Palmer Square CLO 2020-3 Ltd (Cayman) 1.526% (USD LIBOR + 1.370%) due 11/15/31 § ~	1,760,000	1,766,888

	Principal Amount	Value
Palmer Square CLO Ltd (Cayman) 1.884% (USD LIBOR + 1.700%) due 07/15/31 § ~	$1,705,000	$1,706,404
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	1,910,963	1,925,534
Santander Consumer Auto Receivables Trust 1.290% due 04/15/26 ~	1,810,000	1,828,403
Santander Drive Auto Receivables Trust 0.690% due 03/17/25	2,855,000	2,864,189
1.010% due 01/15/26	1,610,000	1,620,410
2.790% due 01/16/24	288,998	289,698
3.350% due 07/17/23	60,298	60,375
Santander Retail Auto Lease Trust 1.860% due 02/21/23 ~	4,965,000	5,016,698
2.520% due 11/20/24 ~	1,245,000	1,279,255
2.880% due 06/20/24 ~	3,130,000	3,218,790
3.300% due 05/22/23 ~	1,240,000	1,260,454
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	120,706	122,156
Sierra Timeshare Receivables Funding LLC 2.430% due 10/20/33 ~	531,076	533,809
3.510% due 07/20/37 ~	797,425	824,696
SLM Student Loan Trust 0.492% (USD LIBOR + 0.400%) due 03/25/25 §	2,088,361	2,055,505
0.826% (USD LIBOR + 0.650%) due 01/25/22 §	2,125,103	2,063,350
SMB Private Education Loan Trust 0.821% (USD LIBOR + 0.720%) due 01/15/37 § ~	2,934,594	2,946,543
1.073% (USD LIBOR + 1.000%) due 06/15/27 § ~	246,131	246,660
1.290% due 07/15/53 ~	2,257,507	2,267,650
1.310% due 07/17/51 ~	3,710,000	3,700,820
1.573% (USD LIBOR + 1.500%) due 04/15/32 § ~	2,250,000	2,272,006
1.600% due 09/15/54 ~	6,600,000	6,658,494
Symphony CLO XXVI Ltd (Cayman) 1.189% (USD LIBOR + 1.080%) due 04/20/33 § ~	1,110,000	1,109,723
Towd Point Mortgage Trust 2.750% due 02/25/55 § ~	47,971	48,098
2.750% due 08/25/55 § ~	189,166	191,017
3.000% due 02/25/55 § ~	175,560	177,148
3.250% due 07/25/58 § ~	1,557,161	1,589,950
3.722% due 03/25/58 § ~	1,338,632	1,414,265
3.750% due 05/25/58 § ~	737,555	778,714
Volkswagen Auto Loan Enhanced Trust 1.260% due 08/20/26	1,045,000	1,063,158
World Omni Auto Receivables Trust 1.640% due 08/17/26	825,000	838,951
World Omni Select Auto Trust 0.840% due 06/15/26	1,200,000	1,202,327
1.250% due 10/15/26	1,375,000	1,385,659

Total Asset-Backed Securities (Cost $217,973,496)		220,461,800

U.S. TREASURY OBLIGATIONS - 13.9%

U.S. Treasury Notes - 13.9%

0.125% due 10/31/22	25,145,000	25,139,106
0.125% due 11/30/22	33,240,000	33,224,419
0.125% due 01/31/23	7,500,000	7,493,555
0.125% due 03/31/23	7,420,000	7,409,421
0.125% due 04/30/23 ‡	91,735,000	91,573,747
0.125% due 05/31/23	9,690,000	9,669,939
0.125% due 06/30/23	22,195,000	22,142,547

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
0.125% due 07/15/23	$6,380,000	$6,364,548
0.125% due 08/15/23	2,795,000	2,786,921

		205,804,203

Total U.S. Treasury Obligations (Cost $205,930,176)		205,804,203

FOREIGN GOVERNMENT BONDS & NOTES - 0.1%

Korea Hydro & Nuclear Power Co Ltd (South Korea) 1.250% due 04/27/26 ~	1,790,000	1,782,705

Total Foreign Government Bonds & Notes (Cost $1,780,071)		1,782,705

MUNICIPAL BONDS - 0.7%

Chicago Transit Authority Sales Tax Receipts Fund 1.708% due 12/01/22	85,000	86,263
1.838% due 12/01/23	80,000	81,773
2.064% due 12/01/24	230,000	237,026
Dallas Fort Worth International Airport 1.329% due 11/01/25	490,000	495,524
Houston TX Airport System Revenue 0.883% due 07/01/22	170,000	170,920
1.054% due 07/01/23	285,000	288,047
1.272% due 07/01/24	950,000	964,743
Long Island Power Authority 0.764% due 03/01/23	720,000	722,948
Port Authority of New York & New Jersey 1.086% due 07/01/23	2,795,000	2,831,129
State Board of Administration Finance Corp 1.258% due 07/01/25	3,260,000	3,292,603
State of Connecticut 1.998% due 07/01/24	550,000	572,348
2.000% due 07/01/23	220,000	226,972
2.098% due 07/01/25	365,000	382,393

Total Municipal Bonds (Cost $10,200,868)		10,352,689

SHORT-TERM INVESTMENTS - 2.9%

Commercial Paper - 0.8%

AT&T Inc 0.407% due 12/14/21	5,235,000	5,230,604
Jabil Inc 0.528% due 08/09/21	2,768,000	2,766,385
0.558% due 07/19/21	4,110,000	4,108,894

		12,105,883

	Principal Amount	Value
Corporate Notes - 0.3%

Pacific Gas and Electric Co 1.531% (USD LIBOR + 1.375%) due 11/15/21 §	$4,385,000	$4,394,233

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $27,062,543; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $27,603,851)	27,062,543	27,062,543

Total Short-Term Investments (Cost $43,549,067)		43,562,659

TOTAL INVESTMENTS - 101.5% (Cost $1,484,876,692)		1,505,630,826

DERIVATIVES - (0.0%)		(496,663)

OTHER ASSETS & LIABILITIES, NET - (1.5%)		(21,831,667)

NET ASSETS - 100.0%		$1,483,302,496

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	50.3%
Mortgage-Backed Securities	18.7%
Asset-Backed Securities	14.9%
U.S. Treasury Obligations	13.9%
Others (each less than 3.0%)	3.7%

	101.5%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	(1.5%	)

	100.0%

(b)	As of June 30, 2021, an investment with a value of $ 814,566 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	09/21	930	$205,166,461	$204,897,890	($268,571)
U.S. Treasury Ultra 10-Year Notes	09/21	10	1,464,716	1,472,031	7,315

					(261,256)

Short Futures Outstanding
U.S. Treasury 5-Year Notes	09/21	293	36,217,133	36,164,898	52,235
U.S. Treasury 10-Year Notes	09/21	375	49,399,858	49,687,500	(287,642)

					(235,407)

Total Futures Contracts					($496,663)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$746,867,797	$-	$746,867,797	$-
	Mortgage-Backed Securities	276,798,973	-	276,798,973	-
	Asset-Backed Securities	220,461,800	-	220,461,800	-
	U.S. Treasury Obligations	205,804,203	-	205,804,203	-
	Foreign Government Bonds & Notes	1,782,705	-	1,782,705	-
	Municipal Bonds	10,352,689	-	10,352,689	-
	Short-Term Investments	43,562,659	-	43,562,659	-
	Derivatives:
	Interest Rate Contracts
	Futures	59,550	59,550	-	-

	Total Assets	1,505,690,376	59,550	1,505,630,826	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(556,213)	(556,213)	-	-

	Total Liabilities	(556,213)	(556,213)	-	-

	Total	$1,505,134,163	($496,663)	$1,505,630,826	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 30.3%

Azerbaijan - 0.6%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	$1,950,000	$2,336,295
State Oil Co of the Azerbaijan Republic 6.950% due 03/18/30 ~	987,000	1,247,493

		3,583,788

Bahrain - 0.4%

BBK BSC 5.500% due 07/09/24 ~	1,035,000	1,101,049
The Oil and Gas Holding Co BSCC
7.625% due 11/07/24 ~	576,000	645,840
8.375% due 11/07/28 ~	812,000	953,506

		2,700,395

Brazil - 5.9%

B2W Digital Lux Sarl 4.375% due 12/20/30 ~	600,000	602,031
Braskem America Finance Co 7.125% due 07/22/41 ~	460,000	573,767
Braskem Netherlands Finance BV
5.875% due 01/31/50 ~	1,295,000	1,422,402
8.500% due 01/23/81 ~	2,595,000	3,026,678
CSN Inova Ventures 6.750% due 01/28/28 ~	2,000,000	2,214,500
JSM Global SARL 4.750% due 10/20/30 ~	1,205,000	1,253,586
Klabin Austria GmbH 3.200% due 01/12/31 ~	875,000	861,193
7.000% due 04/03/49 ~	1,785,000	2,275,875
Movida Europe SA 5.250% due 02/08/31 ~	1,680,000	1,701,034
Natura Cosmeticos SA 4.125% due 05/03/28 ~	300,000	307,875
NBM US Holdings Inc 7.000% due 05/14/26 ~	1,910,000	2,061,387
Petrobras Global Finance BV 5.093% due 01/15/30	2,035,000	2,223,767
5.500% due 06/10/51	700,000	701,120
6.850% due 06/05/15	1,995,000	2,282,978
Rede D’or Finance SARL 4.500% due 01/22/30 ~	1,980,000	2,035,192
Simpar Europe SA 5.200% due 01/26/31	1,630,000	1,675,444
Suzano Austria GmbH 7.000% due 03/16/47 ~	860,000	1,164,109
Vale Overseas Ltd
6.875% due 11/21/36	1,590,000	2,181,416
6.875% due 11/10/39	1,605,000	2,247,433
Votorantim Cimentos International SA 7.250% due 04/05/41 ~	2,540,000	3,455,111

		34,266,898

Chile - 1.9%

AES Gener SA 7.125% due 03/26/79 ~	460,000	493,076
Banco del Estado de Chile 3.875% due 02/08/22 ~	539,000	549,678
Corp Nacional del Cobre de Chile
3.150% due 01/15/51 ~	444,000	430,366
4.250% due 07/17/42 ~	417,000	472,874
4.375% due 02/05/49 ~	658,000	772,637
4.500% due 08/01/47 ~	749,000	886,565
4.875% due 11/04/44 ~	1,781,000	2,196,228
5.625% due 10/18/43 ~	1,246,000	1,667,060
Empresa de Transporte de Pasajeros Metro SA 4.700% due 05/07/50 ~	941,000	1,064,506

	Principal Amount	Value
Empresa Nacional del Petroleo
3.750% due 08/05/26 ~	$635,000	$665,563
4.500% due 09/14/47 ~	1,055,000	1,043,456
VTR Comunicaciones SPA
4.375% due 04/15/29 ~	200,000	200,230
5.125% due 01/15/28 ~	404,000	422,978

		10,865,217

China - 1.4%

Central China Real Estate Ltd 7.650% due 08/27/23 ~	955,000	904,891
China Evergrande Group 7.500% due 06/28/23 ~	1,820,000	1,296,791
Kaisa Group Holdings Ltd 10.875% due 07/23/23 ~	1,035,000	1,036,400
Scenery Journey Ltd 12.000% due 10/24/23 ~	1,140,000	882,097
Sinopec Group Overseas Development Ltd
2.700% due 05/13/30 ~	835,000	862,825
3.350% due 05/13/50 ~	204,000	207,055
4.875% due 05/17/42 ~	565,000	701,009
Sunac China Holdings Ltd 7.500% due 02/01/24 ~	2,080,000	2,126,842

		8,017,910

Colombia - 1.4%

Bancolombia SA 4.625% due 12/18/29	810,000	824,183
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 1,198,000,000	304,518
Grupo Aval Ltd 4.375% due 02/04/30 ~	$1,280,000	1,266,784
Millicom International Cellular SA
4.500% due 04/27/31 ~	970,000	1,005,284
5.125% due 01/15/28 ~	1,561,500	1,629,019
6.625% due 10/15/26 ~	1,042,200	1,105,728
Oleoducto Central SA 4.000% due 07/14/27 ~	1,805,000	1,864,926

		8,000,442

Georgia - 0.1%

TBC Bank JSC 5.750% due 06/19/24 ~	670,000	721,925

Guatemala - 0.1%

Investment Energy Resources Ltd 6.250% due 04/26/29 ~	500,000	541,875

India - 1.3%

Bharti Airtel Ltd 4.375% due 06/10/25 ~	2,025,000	2,213,153
Greenko Solar Mauritius Ltd 5.550% due 01/29/25	1,065,000	1,097,297
India Green Energy Holdings 5.375% due 04/29/24 ~	550,000	576,204
Network i2i Ltd 3.975% due 03/03/26 ~	2,840,000	2,850,948
Vedanta Resources Ltd 6.125% due 08/09/24 ~	965,000	809,925

		7,547,527

Indonesia - 2.1%

P.T. Indonesia Asahan Aluminium Persero
4.750% due 05/15/25 ~	437,000	482,933
5.450% due 05/15/30 ~	489,000	569,137
5.710% due 11/15/23 ~	841,000	929,953
5.800% due 05/15/50 ~	366,000	433,390
6.757% due 11/15/48 ~	1,344,000	1,746,783

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
P.T. Pertamina Persero
4.175% due 01/21/50 ~	$595,000	$613,179
6.000% due 05/03/42 ~	3,291,000	4,040,230
6.450% due 05/30/44 ~	200,000	261,067
6.500% due 11/07/48 ~	529,000	702,870
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.250% due 05/15/47 ~	536,000	604,576
5.500% due 11/22/21 ~	786,000	800,305
6.150% due 05/21/48 ~	896,000	1,134,479

		12,318,902

Israel - 1.0%

Leviathan Bond Ltd
5.750% due 06/30/23 ~	195,000	204,528
6.125% due 06/30/25 ~	660,000	727,650
6.500% due 06/30/27 ~	312,000	347,880
6.750% due 06/30/30 ~	975,000	1,104,188
Teva Pharmaceutical Finance Netherlands III BV 6.750% due 03/01/28	3,060,000	3,359,115

		5,743,361

Jamaica - 0.1%

Digicel International Finance Ltd
8.000% due 12/31/26 ~	290,023	284,948
8.750% due 05/25/24 ~	456,700	477,313

		762,261

Kazakhstan - 1.1%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	1,773,000	1,849,727
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	807,000	1,111,255
KazMunayGas National Co JSC
3.500% due 04/14/33 ~	502,000	521,404
5.375% due 04/24/30 ~	1,222,000	1,463,588
6.375% due 10/24/48 ~	989,000	1,312,075

		6,258,049

Luxembourg - 0.3%

Altice Financing SA 7.500% due 05/15/26 ~	1,975,000	2,059,036

Malaysia - 1.0%

Petronas Capital Ltd
2.480% due 01/28/32 ~	953,000	960,335
3.404% due 04/28/61 ~	1,417,000	1,456,418
4.550% due 04/21/50 ~	1,829,000	2,261,365
4.800% due 04/21/60 ~	736,000	978,191

		5,656,309

Mexico - 3.6%

Alfa SAB de CV 6.875% due 03/25/44 ~	870,000	1,151,036
Axtel SAB de CV 6.375% due 11/14/24 ~	886,000	919,898
BBVA Bancomer SA 5.125% due 01/18/33 ~	1,585,000	1,655,849
Cemex SAB de CV
3.875% due 07/11/31 ~	550,000	559,763
5.450% due 11/19/29 ~	1,485,000	1,637,383
Comision Federal de Electricidad
4.875% due 01/15/24 ~	957,000	1,044,235
5.750% due 02/14/42 ~	1,154,000	1,287,876
8.180% due 12/23/27 ~	MXN 8,220,000	396,656
Petroleos Mexicanos
5.350% due 02/12/28	$211,000	207,772
6.350% due 02/12/48	1,278,000	1,090,882
6.750% due 09/21/47	3,447,000	3,054,938
6.950% due 01/28/60	3,257,000	2,886,353

	Principal Amount	Value
7.190% due 09/12/24 ~	MXN 13,000,000	$617,967
7.690% due 01/23/50	$3,506,000	3,378,907
Trust Fibra Uno REIT 6.390% due 01/15/50 ~	950,000	1,115,020

		21,004,535

Morocco - 0.4%

OCP SA 6.875% due 04/25/44 ~	1,835,000	2,244,251

Oman - 0.2%

Bank Muscat SAOG 4.750% due 03/17/26 ~	1,055,000	1,097,200

Pakistan - 0.2%

The Third Pakistan International Sukuk Co Ltd
5.500% due 10/13/21 ~	233,000	234,864
5.625% due 12/05/22 ~	930,000	958,026

		1,192,890

Panama - 1.4%

AES Panama Generation Holdings SRL 4.375% due 05/31/30 ~	2,115,000	2,215,885
C&W Senior Financing DAC
6.875% due 09/15/27 ~	3,080,000	3,297,294
7.500% due 10/15/26 ~	2,100,000	2,212,172
Cable Onda SA 4.500% due 01/30/30 ~	505,000	533,356

		8,258,707

Peru - 0.5%

InRetail Consumer 3.250% due 03/22/28 ~	230,000	227,796
InRetail Shopping Malls 5.750% due 04/03/28 ~	970,000	1,006,773
Petroleos del Peru SA 5.625% due 06/19/47 ~	1,546,000	1,649,968

		2,884,537

Qatar - 0.3%

Qatar Petroleum due 07/12/41 # ~	1,910,000	1,902,952

Russia - 0.2%

PJSC Koks via IMH Capital DAC 5.900% due 09/23/25 ~	520,000	558,740
TMK OAO 4.300% due 02/12/27 ~	550,000	555,486

		1,114,226

Saudi Arabia - 0.4%

Acwa Power Management & Investments One Ltd 5.950% due 12/15/39 ~	934,000	1,111,516
Arabian Centres Sukuk Ltd 5.375% due 11/26/24 ~	1,045,000	1,096,205

		2,207,721

Singapore - 0.2%

Puma International Financing SA 5.000% due 01/24/26 ~	1,085,000	1,098,237

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value

South Africa - 0.5%

Eskom Holdings SOC Ltd 7.125% due 02/11/25 ~	$265,000	$280,634
Gold Fields Orogen Holdings BVI Ltd 6.125% due 05/15/29 ~	920,000	1,093,696
Liquid Telecommunications Financing PLC 5.500% due 09/04/26 ~	800,000	822,000
Sasol Financing USA LLC
4.375% due 09/18/26	200,000	207,251
5.500% due 03/18/31	400,000	422,200

		2,825,781

Switzerland - 0.1%

Oriflame Investment Holding PLC 5.125% due 05/04/26 ~	500,000	514,275

Tanzania - 0.1%

HTA Group Ltd 7.000% due 12/18/25 ~	660,000	704,807

Ukraine - 0.3%

Metinvest BV
7.750% due 10/17/29 ~	555,000	617,945
8.500% due 04/23/26 ~	535,000	611,064
VF Ukraine PAT 6.200% due 02/11/25 ~	835,000	873,686

		2,102,695

United Arab Emirates - 0.3%

DP World Crescent Ltd
3.750% due 01/30/30 ~	678,000	731,447
3.875% due 07/18/29 ~	767,000	834,630

		1,566,077

United Kingdom - 1.1%

Standard Chartered Bank
6.625% due 05/18/33 ~	IDR 13,600,000,000	936,252
7.000% due 05/24/27 ~	34,179,000,000	2,502,374
8.250% due 05/19/36 ~	10,824,000,000	820,870
8.375% due 03/19/24 ~	4,364,000,000	329,187
8.375% due 03/17/34 ~	9,864,000,000	754,575
9.000% due 03/20/29 ~	3,534,000,000	282,720
10.500% due 08/19/30 ~	2,589,000,000	226,527
11.000% due 09/17/25 ~	8,000,000,000	663,592

		6,516,097

United States - 0.6%

JBS Investments II GmbH 5.750% due 01/15/28 ~	$1,345,000	1,440,791
JBS USA Food Co 5.750% due 01/15/28 ~	200,000	214,844
JPMorgan Chase Bank NA 7.500% due 08/17/32 ~	IDR 22,645,000,000	1,650,742

		3,306,377

Venezuela - 1.0%

Petroleos de Venezuela SA
5.375% due 04/12/27 * Y ~	$1,432,000	64,440
8.500% due 10/27/21 * Y ~	21,468,500	5,742,824
9.000% due 11/17/21 * Y ~	1,780,581	81,017
9.750% due 05/17/35 * Y ~	2,733,498	123,007
12.750% due 02/17/22 * Y ~	1,152,000	52,266

		6,063,554

Zambia - 0.2%

First Quantum Minerals Ltd 6.875% due 03/01/26 ~	1,020,000	1,068,307

Total Corporate Bonds & Notes (Cost $182,896,712)		176,717,121

	Principal Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 65.8%

Angola - 1.0%

Angolan Government
8.000% due 11/26/29 ~	$582,000	$598,732
8.250% due 05/09/28 ~	1,028,000	1,075,709
9.125% due 11/26/49 ~	589,000	604,743
9.375% due 05/08/48 ~	2,307,000	2,416,825
9.500% due 11/12/25 ~	731,000	802,207

		5,498,216

Argentina - 1.9%

Argentine Republic Government
0.125% due 07/09/30 §	13,782,144	4,971,357
0.125% due 07/09/35 §	9,902,502	3,158,997
0.125% due 01/09/38 §	1,690,916	641,416
0.125% due 07/09/41 §	3,999,197	1,433,712
1.000% due 07/09/29	1,531,350	583,720

		10,789,202

Bahrain - 0.1%

Bahrain Government (Bahrain) 7.500% due 09/20/47 ~	717,000	774,805

Belarus - 0.2%

Republic of Belarus
6.200% due 02/28/30 ~	372,000	324,365
7.625% due 06/29/27 ~	628,000	614,498

		938,863

Brazil - 6.7%

Brazil Letras do Tesouro Nacional
7.643% due 07/01/23	BRL 70,437,000	12,219,417
7.891% due 01/01/24	75,670,000	12,576,006
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/27	15,560,000	3,317,591
10.000% due 01/01/29	9,453,000	2,020,886
10.000% due 01/01/31	14,171,000	2,865,528
Brazilian Government
4.625% due 01/13/28	$752,000	813,976
5.000% due 01/27/45	1,075,000	1,090,883
5.625% due 01/07/41	495,000	539,862
5.625% due 02/21/47	698,000	762,408
6.000% due 04/07/26	745,000	871,549
7.125% due 01/20/37	845,000	1,073,594
8.250% due 01/20/34	592,000	818,665

		38,970,365

Chile - 0.4%

Chile Government (Chile)
3.240% due 02/06/28	500,000	546,177
5.000% due 10/01/28	CLP 1,115,000,000	1,578,773

		2,124,950

China - 0.5%

China Government
2.680% due 05/21/30	CNY 13,760,000	2,051,274
3.720% due 04/12/51	5,760,000	906,608

		2,957,882

Colombia - 3.0%

Colombia Government
3.875% due 04/25/27	$1,251,000	1,330,851
4.125% due 05/15/51	683,000	649,424
5.000% due 06/15/45	410,000	437,039
5.625% due 02/26/44	1,280,000	1,453,824
6.125% due 01/18/41	1,496,000	1,776,216

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
7.375% due 09/18/37	$945,000	$1,246,247
8.125% due 05/21/24	1,235,000	1,465,902
Colombian TES
4.750% due 02/23/23 ^	COP 4,839,207,610	1,366,860
5.750% due 11/03/27	10,243,600,000	2,615,112
6.000% due 04/28/28	3,444,400,000	882,021
6.250% due 11/26/25	527,100,000	142,487
7.500% due 08/26/26	6,294,100,000	1,777,108
10.000% due 07/24/24	8,487,900,000	2,578,944

		17,722,035

Costa Rica - 0.3%

Costa Rica Government
5.625% due 04/30/43 ~	$664,000	616,790
6.125% due 02/19/31 ~	785,000	834,659
7.000% due 04/04/44 ~	200,000	207,502

		1,658,951

Croatia - 0.4%

Croatia Government 6.000% due 01/26/24 ~	2,021,000	2,293,754

Czech Republic - 0.0%

Czech Republic Government (Czech Republic) 4.200% due 12/04/36 ~	CZK 1,290,000	78,311

Dominican Republic - 3.0%

Dominican Republic
4.875% due 09/23/32 ~	$3,593,000	3,709,772
5.300% due 01/21/41 ~	1,060,000	1,060,011
5.500% due 01/27/25 ~	675,000	742,770
5.875% due 01/30/60 ~	4,148,000	4,143,852
6.000% due 07/19/28 ~	523,000	595,697
6.400% due 06/05/49 ~	465,000	501,038
6.500% due 02/15/48 ~	555,000	606,893
6.850% due 01/27/45 ~	1,695,000	1,921,706
6.875% due 01/29/26 ~	2,300,000	2,670,530
7.450% due 04/30/44 ~	1,206,000	1,456,546
9.750% due 06/05/26 ~	DOP 8,000,000	158,716

		17,567,531

Ecuador - 4.0%

Ecuador Government
0.500% due 07/31/30 § ~	$5,395,926	4,627,061
0.500% due 07/31/35 § ~	21,721,422	14,987,781
0.500% due 07/31/40 § ~	5,834,862	3,639,495

		23,254,337

Egypt - 2.6%

Egypt Government
5.875% due 02/16/31 ~	1,119,000	1,090,186
6.588% due 02/21/28 ~	500,000	530,000
7.600% due 03/01/29 ~	879,000	968,087
7.625% due 05/29/32 ~	892,000	948,794
7.903% due 02/21/48 ~	2,220,000	2,203,949
8.150% due 11/20/59 ~	200,000	200,716
8.500% due 01/31/47 ~	2,593,000	2,710,787
8.700% due 03/01/49 ~	1,020,000	1,080,588
8.875% due 05/29/50 ~	3,376,000	3,648,041
14.051% due 07/21/22	EGP 2,884,000	185,243
14.138% due 10/20/22	1,764,000	113,159
14.313% due 10/13/23	2,536,000	162,540
14.483% due 04/06/26	22,500,000	1,435,709

		15,277,799

	Principal Amount	Value
El Salvador - 0.7%

El Salvador Government
7.125% due 01/20/50 ~	$732,000	$625,860
7.625% due 02/01/41 ~	1,279,000	1,138,323
7.650% due 06/15/35 ~	309,000	283,538
8.250% due 04/10/32 ~	370,000	352,425
8.625% due 02/28/29 ~	1,108,000	1,085,840
9.500% due 07/15/52 ~	772,000	762,350

		4,248,336

Gabon - 0.4%

Gabon Government
6.375% due 12/12/24 ~	911,222	973,133
6.625% due 02/06/31 ~	1,382,000	1,395,870

		2,369,003

Ghana - 1.0%

Ghana Government
8.875% due 05/07/42 ~	1,114,000	1,127,390
7.625% due 05/16/29 ~	703,000	712,881
7.875% due 02/11/35 ~	502,000	496,046
8.125% due 03/26/32 ~	802,000	815,279
8.625% due 04/07/34 ~	813,000	841,268
8.750% due 03/11/61 ~	230,000	221,732
8.950% due 03/26/51 ~	1,337,000	1,325,649

		5,540,245

Guatemala - 0.2%

Guatemala Government
5.375% due 04/24/32 ~	200,000	232,750
6.125% due 06/01/50 ~	690,000	846,975

		1,079,725

Hungary - 0.9%

Hungary Government
3.000% due 10/27/27	HUF 67,900,000	239,964
3.000% due 08/21/30	319,170,000	1,125,703
5.375% due 03/25/24	$1,152,000	1,300,815
5.750% due 11/22/23	1,694,000	1,904,547
6.750% due 10/22/28	HUF 154,080,000	672,532

		5,243,561

India - 0.4%

Export-Import Bank of India
2.250% due 01/13/31 ~	$853,000	792,421
3.375% due 08/05/26 ~	507,000	541,308
4.000% due 01/14/23 ~	909,000	950,742

		2,284,471

Indonesia - 3.7%

Indonesia Government
4.750% due 07/18/47 ~	712,000	850,193
5.125% due 01/15/45 ~	1,814,000	2,250,248
5.250% due 01/17/42 ~	718,000	896,768
5.250% due 01/08/47 ~	561,000	715,383
5.950% due 01/08/46 ~	712,000	982,511
Indonesia Treasury
6.125% due 05/15/28	IDR 4,411,000,000	304,663
6.625% due 05/15/33	8,016,000,000	551,838
7.000% due 05/15/27	19,727,000,000	1,444,288
7.000% due 09/15/30	31,016,000,000	2,215,826
7.500% due 06/15/35	10,661,000,000	760,975
7.500% due 05/15/38	2,751,000,000	195,131
8.250% due 05/15/29	44,455,000,000	3,423,096
8.250% due 05/15/36	7,350,000,000	557,409
8.375% due 03/15/24	23,484,000,000	1,771,455
8.375% due 09/15/26	17,695,000,000	1,373,840
8.375% due 04/15/39	20,970,000,000	1,606,013

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Perusahaan Penerbit SBSN Indonesia III
3.800% due 06/23/50 ~	$200,000	$210,016
4.325% due 05/28/25 ~	250,000	279,748
4.550% due 03/29/26 ~	1,045,000	1,190,516

		21,579,917

Iraq - 0.1%

Iraq Government (Iraq) 5.800% due 01/15/28 ~	529,375	513,814

Ivory Coast - 0.8%

Ivory Coast Government
4.875% due 01/30/32 ~	EUR 1,042,000	1,237,776
5.875% due 10/17/31 ~	1,186,000	1,515,428
6.875% due 10/17/40 ~	1,522,000	1,976,809

		4,730,013

Jamaica - 0.2%

Jamaica Government (Jamaica) 7.875% due 07/28/45	$783,000	1,094,243

Kazakhstan - 0.3%

Kazakhstan Government (Kazakhstan) 6.500% due 07/21/45 ~	1,199,000	1,757,127

Kenya - 0.3%

Kenya Government (Kenya)
6.300% due 01/23/34 ~	713,000	714,337
8.000% due 05/22/32 ~	850,000	958,847

		1,673,184

Lebanon - 0.5%

Lebanon Government
5.800% due 04/14/22 * Y ~	1,705,000	221,650
6.000% due 01/27/23 Y ~	770,000	101,386
6.100% due 10/04/22 Y ~	5,298,000	704,369
6.150% due 06/19/22 Y	3,402,000	442,260
6.375% due 03/09/22 * Y	2,389,000	310,570
6.600% due 11/27/26 Y ~	989,000	130,445
6.850% due 03/23/27 * Y ~	2,021,000	264,842
7.000% due 03/23/32 * Y ~	1,376,000	179,849
7.050% due 11/02/35 * Y ~	119,000	15,808
7.250% due 03/23/37 * Y ~	1,060,000	143,725
8.250% due 04/12/22 Y ~	4,795,000	623,350

		3,138,254

Malaysia - 0.5%

Malaysia Government
3.757% due 05/22/40	MYR 180,000	40,815
3.828% due 07/05/34	4,009,000	962,535
4.065% due 06/15/50	2,350,000	544,137
4.232% due 06/30/31	706,000	182,560
4.254% due 05/31/35	2,669,000	670,659
4.893% due 06/08/38	2,134,000	558,180
4.921% due 07/06/48	328,000	84,579
4.935% due 09/30/43	353,000	92,880

		3,136,345

Mexico - 3.3%

Mexican Bonos
5.750% due 03/05/26	MXN 68,970,000	3,367,303
7.500% due 06/03/27	13,320,000	697,060
7.750% due 11/23/34	15,360,000	813,770
10.000% due 12/05/24	87,030,000	4,878,732
Mexico Government
2.659% due 05/24/31	$688,000	673,820
3.750% due 04/19/71	2,048,000	1,877,811

	Principal Amount	Value
3.771% due 05/24/61	$3,297,000	$3,074,865
4.280% due 08/14/41	594,000	624,971
4.750% due 03/08/44	638,000	706,901
5.550% due 01/21/45	777,000	941,149
5.750% due 10/12/10	894,000	1,071,611
6.050% due 01/11/40	480,000	603,694

		19,331,687

Mongolia - 0.3%

Development Bank of Mongolia LLC (Mongolia) 7.250% due 10/23/23 ~	506,000	546,874
Mongolia Government
due 07/07/31 # ~	406,000	399,267
5.125% due 04/07/26 ~	203,000	217,236
5.625% due 05/01/23 ~	524,000	554,785

		1,718,162

Morocco - 0.3%

Morocco Government
4.000% due 12/15/50 ~	260,000	241,800
4.250% due 12/11/22 ~	1,045,000	1,098,957
5.500% due 12/11/42 ~	509,000	580,291

		1,921,048

Nigeria - 0.5%

Nigeria Government
6.500% due 11/28/27 ~	637,000	677,061
7.625% due 11/28/47 ~	932,000	934,676
7.696% due 02/23/38 ~	826,000	848,767
9.248% due 01/21/49 ~	549,000	627,296

		3,087,800

Oman - 1.4%

Oman Government
4.750% due 06/15/26 ~	550,000	571,849
6.000% due 08/01/29 ~	807,000	860,203
6.250% due 01/25/31 ~	420,000	452,199
6.500% due 03/08/47 ~	2,909,000	2,855,521
6.750% due 10/28/27 ~	752,000	844,233
6.750% due 01/17/48 ~	1,447,000	1,444,287
7.000% due 01/25/51 ~	845,000	862,246

		7,890,538

Pakistan - 1.2%

Pakistan Government
7.375% due 04/08/31 ~	2,286,000	2,357,438
6.875% due 12/05/27 ~	1,347,000	1,402,794
8.250% due 04/15/24 ~	2,236,000	2,445,647
8.250% due 09/30/25 ~	594,000	659,099

		6,864,978

Panama - 1.1%

Panama Government
4.000% due 09/22/24	517,000	563,478
4.300% due 04/29/53	1,203,000	1,337,110
4.500% due 05/15/47	580,000	661,516
6.700% due 01/26/36	1,085,000	1,476,463
7.125% due 01/29/26	216,000	268,019
8.875% due 09/30/27	649,000	896,860
9.375% due 04/01/29	603,000	893,682

		6,097,128

Paraguay - 0.2%

Paraguay Government
4.700% due 03/27/27 ~	355,000	404,171
5.400% due 03/30/50 ~	640,000	749,280

		1,153,451

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Peru - 1.9%

Fondo MIVIVIENDA SA (Peru) 7.000% due 02/14/24 ~	PEN 824,000	$231,313
Peru Government
5.400% due 08/12/34	4,339,000	1,068,081
5.350% due 08/12/40	750,000	172,905
Peruvian Government
2.780% due 12/01/60	$1,288,000	1,152,168
3.230% due 07/28/21	531,000	467,843
5.625% due 11/18/50	961,000	1,325,594
6.900% due 08/12/37 ~	PEN 532,000	146,842
6.950% due 08/12/31 ~	6,273,000	1,832,772
7.350% due 07/21/25	$1,335,000	1,640,795
8.750% due 11/21/33	2,078,000	3,267,468

		11,305,781

Philippines - 1.3%

Philippine Government
2.950% due 05/05/45	541,000	523,630
3.900% due 11/26/22	PHP 19,000,000	393,615
3.950% due 01/20/40	$1,157,000	1,288,081
6.250% due 01/14/36	PHP 21,000,000	515,862
6.375% due 10/23/34	$816,000	1,153,190
7.750% due 01/14/31	657,000	970,680
9.500% due 02/02/30	1,245,000	1,971,190
10.625% due 03/16/25	670,000	912,408

		7,728,656

Qatar - 1.4%

Qatar Government
3.250% due 06/02/26 ~	1,546,000	1,694,526
4.400% due 04/16/50 ~	559,000	681,684
4.817% due 03/14/49 ~	2,577,000	3,324,533
5.103% due 04/23/48 ~	1,838,000	2,444,691

		8,145,434

Romania - 2.0%

Romanian Government
3.000% due 02/14/31 ~	324,000	336,406
3.375% due 01/28/50 ~	EUR 1,324,000	1,678,361
3.624% due 05/26/30 ~	540,000	741,686
4.000% due 02/14/51 ~	$2,766,000	2,910,358
4.150% due 10/24/30	RON 2,845,000	729,505
4.375% due 08/22/23 ~	$1,788,000	1,931,070
5.800% due 07/26/27	RON 7,160,000	2,013,101
6.125% due 01/22/44 ~	$258,000	353,759
6.750% due 02/07/22 ~	1,014,000	1,053,139

		11,747,385

Russia - 2.2%

Russian Federal
4.250% due 06/23/27 ~	800,000	894,504
4.375% due 03/21/29 ~	1,400,000	1,579,698
5.250% due 06/23/47 ~	2,200,000	2,770,535
6.900% due 05/23/29	RUB 65,996,000	899,161
7.050% due 01/19/28	102,778,000	1,415,842
7.150% due 11/12/25	37,574,000	519,483
7.250% due 05/10/34	8,501,000	117,910
7.400% due 07/17/24	37,418,000	520,027
7.700% due 03/16/39	3,276,000	47,422
7.750% due 09/16/26	43,208,000	613,746
7.950% due 10/07/26	19,670,000	281,298
8.500% due 09/17/31	209,123,000	3,155,934

		12,815,560

Saudi Arabia - 1.7%

Saudi Government
3.450% due 02/02/61 ~	$923,000	923,660
3.750% due 01/21/55 ~	1,276,000	1,351,637

	Principal Amount	Value
4.500% due 04/22/60 ~	$1,006,000	$1,219,072
4.625% due 10/04/47 ~	594,000	710,950
5.000% due 04/17/49 ~	1,880,000	2,379,798
5.250% due 01/16/50 ~	2,286,000	2,999,851

		9,584,968

South Africa - 4.1%

Republic of South Africa Government
4.300% due 10/12/28	2,043,000	2,114,607
5.000% due 10/12/46	497,000	472,871
5.650% due 09/27/47	1,405,000	1,436,121
5.750% due 09/30/49	805,000	825,395
5.875% due 05/30/22	538,000	564,444
5.875% due 06/22/30	531,000	607,097
8.000% due 01/31/30	ZAR 53,471,000	3,554,542
8.250% due 03/31/32	147,650,411	9,452,753
8.500% due 01/31/37	31,358,000	1,890,526
8.750% due 01/31/44	1,000	59
8.750% due 02/28/48	2,000	119
8.875% due 02/28/35	20,090,000	1,278,130
9.000% due 01/31/40	13,089,000	805,856
10.500% due 12/21/26	10,616,000	845,786

		23,848,306

Sri Lanka - 0.3%

Sri Lanka Government
6.750% due 04/18/28 ~	$400,000	251,708
7.550% due 03/28/30 ~	1,106,000	700,054
7.850% due 03/14/29 ~	1,317,000	842,880

		1,794,642

Thailand - 0.5%

Thailand Government
2.000% due 06/17/42	THB 25,876,000	751,775
2.875% due 06/17/46	1,724,000	56,722
3.300% due 06/17/38	27,892,000	983,455
3.400% due 06/17/36	18,969,000	674,964
3.600% due 06/17/67	11,030,000	397,741

		2,864,657

Turkey - 1.8%

Turkey Government
3.250% due 03/23/23	$595,000	595,101
4.250% due 03/13/25	240,000	235,949
4.875% due 04/16/43	1,745,000	1,394,203
5.600% due 11/14/24	491,000	505,713
5.750% due 03/22/24	858,000	891,982
5.750% due 05/11/47	2,092,000	1,792,700
5.875% due 06/26/31	1,805,000	1,758,070
6.000% due 03/25/27	620,000	634,573
6.000% due 01/14/41	342,000	310,474
6.125% due 10/24/28	384,000	391,262
6.350% due 08/10/24	478,000	502,586
6.875% due 03/17/36	375,000	379,930
7.250% due 12/23/23	200,000	216,175
10.500% due 08/11/27	TRY 1,356,000	116,728
10.600% due 02/11/26	1,640,000	147,956
10.700% due 08/17/22	3,635,000	389,520
11.700% due 11/13/30	2,500,000	221,667
12.600% due 10/01/25	2,500,000	245,499

		10,730,088

Ukraine - 2.6%

Ukraine Government 6.876% due 05/21/29 ~	$974,000	1,013,603
7.253% due 03/15/33 ~	1,258,000	1,313,793
7.375% due 09/25/32 ~	4,579,000	4,826,866
7.750% due 09/01/21 ~	477,000	481,770
7.750% due 09/01/23 ~	1,260,000	1,360,437
7.750% due 09/01/24 ~	536,000	586,136
7.750% due 09/01/25 ~	1,459,000	1,601,691

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
7.750% due 09/01/26 ~	$1,288,000	$1,425,253
8.994% due 02/01/24 ~	407,000	451,986
9.750% due 11/01/28 ~	1,007,000	1,202,467
15.840% due 02/26/25 ~	UAH 20,510,000	833,535
17.000% due 05/11/22 ~	4,427,000	171,457

		15,268,994

United Arab Emirates - 0.6%

Abu Dhabi Government 3.125% due 09/30/49 ~	$1,370,000	1,401,305
3.875% due 04/16/50 ~	1,643,000	1,897,216

		3,298,521

Uruguay - 2.1%

Uruguay Government 3.875% due 07/02/40 ^	UYU 76,597,444	2,047,099
4.125% due 11/20/45	$771,086	914,099
4.375% due 12/15/28 ^	UYU 21,745,628	591,862
4.975% due 04/20/55	$1,898,770	2,454,635
5.100% due 06/18/50	949,124	1,245,939
7.625% due 03/21/36	922,000	1,410,669
7.875% due 01/15/33	1,159,000	1,751,550
8.250% due 05/21/31	UYU 62,289,000	1,461,372
Uruguay Monetary Regulation Bill 5.915% due 10/15/21	4,656,000	104,933
6.644% due 03/02/22	8,672,000	190,363

		12,172,521

Venezuela - 0.5%

Venezuela Government 7.750% due 10/13/21 * Y ~	$913,000	98,148
8.250% due 10/13/24 * Y ~	1,784,900	188,307
9.000% due 05/07/23 * Y ~	816,000	83,232
9.250% due 09/15/27 * Y	2,467,000	262,735
9.250% due 05/07/28 * Y ~	1,282,000	134,610
11.750% due 10/21/26 * Y ~	7,749,400	825,311
11.950% due 08/05/31 * Y ~	13,257,100	1,405,253
12.750% due 08/23/22 * Y ~	1,624,000	166,460

		3,164,056

Vietnam - 0.2%

Vietnam Government (Vietnam) 4.800% due 11/19/24 ~	1,099,000	1,228,159

Zambia - 0.2%

Zambia Government 8.970% due 07/30/27 Y ~	1,405,000	891,662

Total Foreign Government Bonds & Notes (Cost $382,797,708)		382,949,421

SHORT-TERM INVESTMENTS - 3.0%

Foreign Government Issues - 0.7%

Egypt Treasury Bills (Egypt) 8.001% due 08/10/21	EGP 55,925,000	3,532,645
9.510% due 08/24/21	6,000,000	377,104
13.093% due 11/30/21	4,900,000	296,550
Uruguay Monetary Regulation Bill (Uruguay) 6.351% due 12/03/21	UYU 3,801,000	84,862

		4,291,161

	Principal Amount	Value

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $13,221,614; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $13,486,067)	$13,221,614	$13,221,614

Total Short-Term Investments (Cost $17,493,867)		17,512,775

TOTAL INVESTMENTS - 99.1% (Cost $583,188,287)		577,179,317

DERIVATIVES - (0.4%)		(2,255,565)

OTHER ASSETS & LIABILITIES, NET - 1.3%		7,465,690

NET ASSETS - 100.0%		$582,389,442

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	65.8%
Corporate Bonds & Notes	30.3%
Short-Term Investments	3.0%

	99.1%
Derivatives	(0.4%	)
Other Assets & Liabilities, Net	1.3%

	100.0%

(b)	As of June 30, 2021, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Brazil	12.6%
Mexico	6.9%
Indonesia	5.8%
South Africa	4.6%
Colombia	4.4%
Ecuador	4.0%
Egypt	3.3%
Dominican Republic	3.0%
Others (each less than 3.0%)	54.5%

	99.1%
Derivatives	(0.4%	)
Other Assets & Liabilities, Net	1.3%

	100.0%

(c)	Investments with a total aggregate value of $13,257,526 or 2.3% of the Fund’s net assets were in default as of June 30, 2021.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of June 30, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	11,380,772	USD	2,145,000	07/21	BRC	$143,143	$-
BRL	9,089,681	USD	1,817,137	07/21	BSC	10,375	-
BRL	12,389,825	USD	2,476,875	07/21	DUB	14,142	-
BRL	54,253,646	USD	10,959,311	07/21	HSB	-	(51,423)
BRL	33,300,694	USD	6,657,210	07/21	HSB	38,011	-
BRL	10,854,218	USD	2,169,889	07/21	MER	12,390	-
CLP	6,445,586,442	USD	9,064,248	07/21	MSC	-	(293,436)
CNH	87,659,100	USD	13,698,778	08/21	HSB	-	(178,845)
CNH	86,973,501	USD	13,366,761	08/21	HSB	45,510	-
CNH	43,692,526	USD	6,814,606	09/21	HSB	-	(89,416)
CZK	169,973,069	USD	7,986,289	07/21	BNP	-	(84,183)
CZK	21,592,514	USD	1,014,865	08/21	BNP	-	(11,265)
CZK	64,700,104	USD	3,107,131	08/21	BRC	-	(99,931)
CZK	64,777,543	USD	3,043,736	09/21	BNP	-	(33,877)
HUF	1,254,230,197	USD	4,391,178	07/21	JPM	-	(160,362)
HUF	701,847,475	USD	2,395,474	08/21	BRC	-	(29,483)
IDR	13,691,470,000	USD	943,264	07/21	MER	-	(3,551)
IDR	44,019,036,900	USD	2,997,000	07/21	SCB	16,238	-
ILS	6,554,995	USD	2,011,068	07/21	BNP	6	-
INR	660,823,497	USD	8,889,803	08/21	HSB	-	(65,657)
KRW	1,198,714,200	USD	1,054,000	07/21	DUB	6,813	-
KRW	2,216,172,000	USD	1,960,000	07/21	SCB	1,222	-
KRW	2,233,460,040	USD	1,975,000	08/21	DUB	1,221	-
KRW	14,603,335,737	USD	13,089,414	09/21	HSB	-	(169,853)
KRW	3,188,211,200	USD	2,824,350	10/21	JPM	-	(3,976)
MXN	69,511,881	USD	3,455,030	07/21	CIT	20,136	-
MXN	157,395,033	USD	7,935,000	07/21	DUB	-	(66,220)
MXN	74,156,288	USD	3,697,922	07/21	DUB	9,434	-
MYR	1,658,487	USD	399,154	08/21	DUB	-	(483)
MYR	8,458,229	USD	2,038,116	08/21	HSB	-	(4,907)
PEN	9,888,619	USD	2,643,520	08/21	CSF	-	(68,244)
PHP	80,935,621	USD	1,681,465	07/21	HSB	-	(27,785)
PLN	25,172,045	USD	6,654,377	07/21	BRC	-	(51,806)
PLN	19,087,285	USD	5,060,041	08/21	HSB	-	(53,201)
PLN	19,087,285	USD	5,062,782	09/21	BNP	-	(55,662)
RON	7,413,792	USD	1,835,415	07/21	MER	-	(52,791)
RON	3,935,256	USD	951,694	08/21	HSB	-	(6,634)
RUB	1,060,458	USD	14,000	07/21	BNP	432	-
RUB	603,864,959	USD	8,327,392	07/21	BRC	-	(108,999)
RUB	163,372,566	USD	2,161,150	07/21	JPM	62,294	-
RUB	225,007,634	USD	3,022,691	08/21	CIT	26,539	-
RUB	157,505,344	USD	2,115,915	08/21	DUB	18,546	-
RUB	67,502,290	USD	903,996	08/21	HSB	10,773	-
RUB	565,038,869	USD	7,722,275	09/21	MSC	-	(101,155)
SGD	12,433,617	USD	9,325,928	08/21	MER	-	(79,606)
THB	6,564,852	USD	210,000	07/21	BNP	-	(5,184)
THB	11,002,005	USD	350,065	07/21	BRC	-	(6,814)
THB	124,584,722	USD	3,954,845	07/21	HSB	-	(67,939)
THB	140,566,000	USD	4,472,707	07/21	JPM	-	(87,203)
THB	7,590,000	USD	240,418	08/21	JPM	-	(3,652)
THB	34,714,206	USD	1,102,493	09/21	BRC	-	(19,744)
THB	34,714,207	USD	1,086,449	09/21	SCB	-	(3,700)
TRY	25,690,726	USD	2,905,172	07/21	BRC	2,528	-
TRY	25,690,726	USD	2,962,389	07/21	HSB	-	(54,689)
TWD	210,075,273	USD	7,684,088	09/21	SCB	-	(116,603)
USD	2,275,153	BRL	11,380,772	07/21	BRC	-	(12,991)
USD	1,800,650	BRL	9,089,681	07/21	BSC	-	(26,862)
USD	1,875,000	BRL	9,450,713	07/21	DUB	-	(25,099)
USD	594,000	BRL	2,939,112	07/21	DUB	3,081	-
USD	17,137,535	BRL	87,554,340	07/21	HSB	-	(465,574)
USD	2,149,350	BRL	10,854,218	07/21	MER	-	(32,929)
USD	1,191,000	BRL	5,927,488	08/21	DUB	3,299	-
USD	10,924,598	BRL	54,253,646	08/21	HSB	53,706	-
USD	4,610,000	CLP	3,307,536,700	07/21	CSF	109,280	-
USD	1,015,670	CLP	744,689,244	07/21	DUB	2,337	-
USD	1,985,000	CLP	1,496,690,000	07/21	MSC	-	(51,616)
USD	625,854	COP	2,289,186,564	07/21	BNP	16,699	-
USD	46,900	COP	177,539,950	07/21	MSC	-	(344)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	1,555,600	COP	5,830,806,950	07/21	MSC	$4,015	$-
USD	7,354,444	EUR	6,039,247	07/21	JPM	191,590	-
USD	242,074	IDR	3,495,070,000	07/21	DUB	2,191	-
USD	690,299	IDR	10,196,400,000	07/21	HSB	-	(9,530)
USD	2,334,967	IDR	33,569,820,000	07/21	HSB	37,010	-
USD	1,899,054	IDR	27,961,667,406	07/21	SCB	-	(15,008)
USD	289,233	IDR	4,190,690,000	08/21	DUB	2,818	-
USD	170,620	IDR	2,498,900,000	08/21	HSB	-	(169)
USD	1,435,992	IDR	20,943,950,000	08/21	JPM	7,978	-
USD	308,140	IDR	4,479,120,000	09/21	DUB	3,147	-
USD	171,631	IDR	2,485,900,000	09/21	HSB	2,361	-
USD	932,661	IDR	13,691,470,000	10/21	MER	3,916	-
USD	2,825,176	KRW	3,188,211,200	07/21	JPM	3,739	-
USD	2,241,720	MXN	45,125,824	07/21	BSC	-	(14,293)
USD	978,280	MXN	19,880,098	07/21	MER	-	(15,602)
USD	1,141,537	PEN	4,491,538	08/21	CSF	-	(28,187)
USD	433,969	PEN	1,640,401	08/21	CSF	6,762	-
USD	165,305	ZAR	2,386,639	07/21	BRC	-	(1,249)
USD	4,918,055	ZAR	71,068,358	07/21	SCB	-	(41,522)
USD	2,198,775	ZAR	31,010,856	08/21	DUB	43,339	-
ZAR	20,857,946	USD	1,468,372	07/21	BRC	-	(12,779)
ZAR	8,592,038	USD	601,410	07/21	HSB	-	(1,806)
ZAR	12,837,745	USD	895,449	07/21	MSC	447	-

Total Forward Foreign Currency Contracts						$937,468	($3,073,839)

(e)	Swap agreements outstanding as of June 30, 2021 were as follows:

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.680%	Brazil CETIP Interbank	Z/Z	CME	01/02/25	BRL 24,721,348	($89,396)	$-	($89,396)
2.535%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	CNY 14,541,000	(13,691)	-	(13,691)
2.575%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	16,822,000	(12,131)	-	(12,131)
2.580%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	16,101,000	(11,168)	-	(11,168)
2.582%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	8,446,000	(5,784)	-	(5,784)
2.833%	3-Month CNY-RRR	Q/Q	LCH	06/16/26	32,600,000	12,976	-	12,976

						($119,194)	$-	($119,194)

Total Swap Agreements						($119,194)	$-	($119,194)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Agreements (1)
Assets	$-	$12,976
Liabilities	-	(132,170)

	$-	($119,194)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$176,717,121	$-	$176,717,121	$-
	Foreign Government Bonds & Notes	382,949,421	-	382,949,421	-
	Short-Term Investments	17,512,775	-	17,512,775	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	937,468	-	937,468	-
	Interest Rate Contracts
	Swaps	12,976	-	12,976	-

	Total Asset - Derivatives	950,444	-	950,444	-

	Total Assets	578,129,761	-	578,129,761	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,073,839)	-	(3,073,839)	-
	Interest Rate Contracts
	Swaps	(132,170)	-	(132,170)	-

	Total Liabilities - Derivatives	(3,206,009)	-	(3,206,009)	-

	Total Liabilities	(3,206,009)	-	(3,206,009)	-

	Total	$574,923,752	$-	$574,923,752	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

Basic Materials - 2.9%

Air Products & Chemicals Inc	37,336	$10,740,820
Ecolab Inc	8,285	1,706,461
Linde PLC (United Kingdom)	54,286	15,694,083
PPG Industries Inc	20,693	3,513,051
RPM International Inc	97,159	8,616,060
The Sherwin-Williams Co	41,218	11,229,844

		51,500,319

Communications - 3.0%

AT&T Inc	60,431	1,739,204
Comcast Corp ‘A’	537,787	30,664,615
The Walt Disney Co *	119,510	21,006,273

		53,410,092

Consumer, Cyclical - 9.1%

Costco Wholesale Corp	27,632	10,933,153
Cummins Inc	28,716	7,001,248
Dollar General Corp	108,153	23,403,228
Hilton Worldwide Holdings Inc *	110,424	13,319,343
Las Vegas Sands Corp *	141,339	7,447,152
Marriott International Inc ‘A’ *	58,341	7,964,713
McDonald’s Corp	74,311	17,165,098
NIKE Inc ‘B’	63,443	9,801,309
PACCAR Inc	50,799	4,533,811
Ross Stores Inc	185,350	22,983,400
The Home Depot Inc	70,664	22,534,043
Tractor Supply Co	35,042	6,519,915
Yum! Brands Inc	88,911	10,227,432

		163,833,845

Consumer, Non-Cyclical - 24.6%

AbbVie Inc	214,157	24,122,644
AstraZeneca PLC ADR (United Kingdom)	169,000	10,123,100
Automatic Data Processing Inc	56,225	11,167,409
Avery Dennison Corp	81,428	17,119,423
Becton Dickinson and Co	66,040	16,060,268
Cigna Corp	63,341	15,016,251
Cintas Corp	14,421	5,508,822
Colgate-Palmolive Co	73,254	5,959,213
Danaher Corp	167,500	44,950,300
Diageo PLC (United Kingdom)	113,726	5,450,715
Eli Lilly & Co	75,200	17,259,904
Equifax Inc	43,880	10,509,699
Johnson & Johnson	113,545	18,705,403
Kimberly-Clark Corp	30,600	4,093,668
McCormick & Co Inc	64,064	5,658,132
Medtronic PLC	144,265	17,907,614
Mondelez International Inc ‘A’	389,912	24,346,105
Nestle SA (Switzerland)	81,615	10,173,070
PepsiCo Inc	154,035	22,823,366
Philip Morris International Inc	121,338	12,025,809
S&P Global Inc	32,234	13,230,445
Stryker Corp	82,228	21,357,078
The Coca-Cola Co	372,453	20,153,432
Thermo Fisher Scientific Inc	55,825	28,162,038
UnitedHealth Group Inc	96,883	38,795,829
Zoetis Inc	111,880	20,849,957

		441,529,694

Energy - 1.2%

EOG Resources Inc	145,801	12,165,635
TotalEnergies SE (France)	218,179	9,883,899

		22,049,534

	Shares	Value
Financial - 19.4%

American Express Co	53,067	$8,768,260
American Tower Corp REIT	85,768	23,169,368
Aon PLC ‘A’	59,680	14,249,197
Bank of America Corp	481,400	19,848,122
Chubb Ltd	139,984	22,249,057
CME Group Inc	43,550	9,262,214
Crown Castle International Corp REIT	75,795	14,787,604
Equity Residential REIT	288,936	22,248,072
JPMorgan Chase & Co	227,632	35,405,881
Marsh & McLennan Cos Inc	213,353	30,014,500
Morgan Stanley	272,074	24,946,465
The Charles Schwab Corp	316,689	23,058,126
The PNC Financial Services Group Inc	52,139	9,946,036
The Progressive Corp	71,805	7,051,969
Visa Inc ‘A’	212,933	49,787,994
Wells Fargo & Co	548,311	24,833,005
Willis Towers Watson PLC	31,980	7,356,040

		346,981,910

Industrial - 14.3%

Agilent Technologies Inc	142,002	20,989,316
Amphenol Corp ‘A’	178,794	12,231,298
Ball Corp	237,172	19,215,675
Caterpillar Inc	16,587	3,609,829
Deere & Co	14,140	4,987,319
Fortive Corp	118,473	8,262,307
General Electric Co	1,993,931	26,838,311
Honeywell International Inc	114,153	25,039,461
Howmet Aerospace Inc *	196,523	6,774,148
Illinois Tool Works Inc	47,938	10,717,019
JB Hunt Transport Services Inc	70,724	11,524,476
Northrop Grumman Corp	36,517	13,271,373
Rockwell Automation Inc	20,319	5,811,640
Sealed Air Corp	189,024	11,199,672
TE Connectivity Ltd	102,864	13,908,241
Union Pacific Corp	90,503	19,904,325
United Parcel Service Inc ‘B’	102,841	21,387,843
Waste Connections Inc	172,748	20,631,294

		256,303,547

Technology - 18.4%

Accenture PLC ‘A’	111,434	32,849,629
Apple Inc	457,692	62,685,496
Applied Materials Inc	143,084	20,375,162
Broadridge Financial Solutions Inc	96,357	15,564,546
Fidelity National Information Services Inc	145,387	20,596,976
Microchip Technology Inc	82,537	12,359,091
Microsoft Corp	388,709	105,301,268
QUALCOMM Inc	50,938	7,280,568
Roper Technologies Inc	57,623	27,094,335
Texas Instruments Inc	136,800	26,306,640

		330,413,711

Utilities - 3.9%

Ameren Corp	122,218	9,782,329
American Electric Power Co Inc	94,055	7,956,112
American Water Works Co Inc	47,174	7,270,929
Atmos Energy Corp	100,082	9,618,881
CMS Energy Corp	24,161	1,427,432
Eversource Energy	74,110	5,946,586
NextEra Energy Inc	235,894	17,286,312
Sempra Energy	80,760	10,699,085

		69,987,666

Total Common Stocks (Cost $1,106,179,226)		1,736,010,318

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.2%

Repurchase Agreement - 3.2%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $56,683,166; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $57,816,857)	$56,683,166	$56,683,166

Total Short-Term Investment (Cost $56,683,166)		56,683,166

TOTAL INVESTMENTS - 100.0% (Cost $1,162,862,392)		1,792,693,484

OTHER ASSETS & LIABILITIES, NET - 0.0%		184,011

NET ASSETS - 100.0%		$1,792,877,495

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.6%
Financial	19.4%
Technology	18.4%
Industrial	14.3%
Consumer, Cyclical	9.1%
Utilities	3.9%
Short-Term Investment	3.2%
Communications	3.0%
Others (each less than 3.0%)	4.1%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$51,500,319	$51,500,319	$-	$-
	Communications	53,410,092	53,410,092	-	-
	Consumer, Cyclical	163,833,845	163,833,845	-	-
	Consumer, Non-Cyclical	441,529,694	425,905,909	15,623,785	-
	Energy	22,049,534	12,165,635	9,883,899	-
	Financial	346,981,910	346,981,910	-	-
	Industrial	256,303,547	256,303,547	-	-
	Technology	330,413,711	330,413,711	-	-
	Utilities	69,987,666	69,987,666	-	-

	Total Common Stocks	1,736,010,318	1,710,502,634	25,507,684	-

	Short-Term Investment	56,683,166	-	56,683,166	-

	Total	$1,792,693,484	$1,710,502,634	$82,190,850	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Basic Materials - 2.1%

Air Products & Chemicals Inc	25,061	$7,209,548
Albemarle Corp	13,600	2,291,056
Celanese Corp	12,931	1,960,340
CF Industries Holdings Inc	24,078	1,238,813
Dow Inc	84,402	5,340,959
DuPont de Nemours Inc	64,871	5,021,664
Eastman Chemical Co	15,373	1,794,798
Ecolab Inc	28,166	5,801,351
FMC Corp	14,522	1,571,280
Freeport-McMoRan Inc	165,183	6,129,941
International Flavors & Fragrances Inc	28,171	4,208,747
International Paper Co	44,521	2,729,583
Linde PLC (United Kingdom)	58,795	16,997,634
LyondellBasell Industries NV ‘A’	29,139	2,997,529
Newmont Corp	90,641	5,744,827
Nucor Corp	33,756	3,238,213
PPG Industries Inc	26,836	4,555,948
The Mosaic Co	38,566	1,230,641
The Sherwin-Williams Co	26,949	7,342,255

		87,405,127

Communications - 16.3%

Alphabet Inc ‘A’ *	34,112	83,294,340
Alphabet Inc ‘C’ *	32,295	80,941,604
Amazon.com Inc *	48,618	167,253,699
Arista Networks Inc *	6,157	2,230,743
AT&T Inc	811,895	23,366,338
Booking Holdings Inc *	4,639	10,150,550
CDW Corp	15,968	2,788,811
Charter Communications Inc ‘A’ *	15,620	11,269,049
Cisco Systems Inc	478,147	25,341,791
Comcast Corp ‘A’	519,990	29,649,830
Corning Inc	87,023	3,559,241
Discovery Inc ‘A’ *	18,403	564,604
Discovery Inc ‘C’ *	32,808	950,776
DISH Network Corp ‘A’ *	26,394	1,103,269
eBay Inc	73,212	5,140,215
Etsy Inc *	14,276	2,938,572
Expedia Group Inc *	16,234	2,657,668
F5 Networks Inc *	6,337	1,182,864
Facebook Inc ‘A’ *	271,748	94,489,497
Fox Corp ‘A’	37,868	1,406,039
Fox Corp ‘B’	18,352	645,990
Juniper Networks Inc	36,259	991,684
Lumen Technologies Inc	116,988	1,589,867
Motorola Solutions Inc	19,144	4,151,376
Netflix Inc *	50,410	26,627,066
News Corp ‘A’	44,294	1,141,456
News Corp ‘B’	10,912	265,707
NortonLifeLock Inc	65,904	1,793,907
Omnicom Group Inc	24,352	1,947,916
T-Mobile US Inc *	66,995	9,702,886
The Interpublic Group of Cos Inc	45,630	1,482,519
The Walt Disney Co *	206,287	36,259,066
Twitter Inc *	90,396	6,220,149
VeriSign Inc *	11,272	2,566,522
Verizon Communications Inc	470,807	26,379,316
ViacomCBS Inc ‘B’	68,683	3,104,472

		675,149,399

Consumer, Cyclical - 9.4%

Advance Auto Parts Inc	7,421	1,522,344
Alaska Air Group Inc *	13,969	842,470
American Airlines Group Inc *	73,874	1,566,868
Aptiv PLC *	30,582	4,811,466
AutoZone Inc *	2,424	3,617,141

	Shares	Value
Best Buy Co Inc	25,015	$2,876,225
BorgWarner Inc	27,071	1,314,026
Caesars Entertainment Inc *	23,589	2,447,359
CarMax Inc *	18,409	2,377,522
Carnival Corp *	89,953	2,371,161
Chipotle Mexican Grill Inc *	3,188	4,942,484
Copart Inc *	23,553	3,104,992
Costco Wholesale Corp	50,134	19,836,520
Cummins Inc	16,274	3,967,764
Darden Restaurants Inc	14,761	2,154,958
Delta Air Lines Inc *	72,275	3,126,617
Dollar General Corp	26,789	5,796,872
Dollar Tree Inc *	26,637	2,650,382
Domino’s Pizza Inc	4,395	2,050,224
DR Horton Inc	37,485	3,387,519
Fastenal Co	65,048	3,382,496
Ford Motor Co *	442,591	6,576,902
General Motors Co *	145,619	8,616,276
Genuine Parts Co	16,355	2,068,417
Hanesbrands Inc	40,940	764,350
Hasbro Inc	15,216	1,438,216
Hilton Worldwide Holdings Inc *	31,441	3,792,413
L Brands Inc	26,458	1,906,563
Las Vegas Sands Corp *	37,200	1,960,068
Leggett & Platt Inc	14,366	744,302
Lennar Corp ‘A’	31,089	3,088,692
Live Nation Entertainment Inc *	16,254	1,423,688
LKQ Corp *	31,604	1,555,549
Lowe’s Cos Inc	80,172	15,550,963
Marriott International Inc ‘A’ *	30,129	4,113,211
McDonald’s Corp	84,958	19,624,448
MGM Resorts International	46,518	1,983,993
Mohawk Industries Inc *	6,654	1,278,832
Newell Brands Inc	40,483	1,112,068
NIKE Inc ‘B’	144,942	22,392,090
Norwegian Cruise Line Holdings Ltd *	42,134	1,239,161
NVR Inc *	392	1,949,534
O’Reilly Automotive Inc *	7,951	4,501,936
PACCAR Inc	39,293	3,506,900
Penn National Gaming Inc *	16,837	1,287,862
Pool Corp	4,700	2,155,702
PulteGroup Inc	30,114	1,643,321
PVH Corp *	8,349	898,269
Ralph Lauren Corp	5,904	695,550
Ross Stores Inc	40,320	4,999,680
Royal Caribbean Cruises Ltd *	24,794	2,114,432
Southwest Airlines Co *	66,899	3,551,668
Starbucks Corp	133,338	14,908,522
Tapestry Inc *	31,467	1,368,185
Target Corp	56,109	13,563,790
Tesla Inc *	87,405	59,409,179
The Gap Inc	23,476	789,967
The Home Depot Inc	120,589	38,454,626
The TJX Cos Inc	137,848	9,293,712
Tractor Supply Co	13,172	2,450,782
Ulta Beauty Inc *	6,013	2,079,115
Under Armour Inc ‘A’ *	19,997	422,937
Under Armour Inc ‘C’ *	23,012	427,333
United Airlines Holdings Inc *	36,072	1,886,205
VF Corp	36,379	2,984,533
Walgreens Boots Alliance Inc	81,223	4,273,142
Walmart Inc	155,725	21,960,340
Whirlpool Corp	7,109	1,549,904
WW Grainger Inc	4,983	2,182,554
Wynn Resorts Ltd *	12,045	1,473,104
Yum! Brands Inc	33,983	3,909,064

		390,069,460

Consumer, Non-Cyclical - 19.8%

Abbott Laboratories	201,745	23,388,298
AbbVie Inc	199,999	22,527,887

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
ABIOMED Inc *	5,097	$1,590,825
Alexion Pharmaceuticals Inc *	24,899	4,574,195
Align Technology Inc *	8,156	4,983,316
Altria Group Inc	210,510	10,037,117
AmerisourceBergen Corp	16,693	1,911,182
Amgen Inc	64,903	15,820,106
Anthem Inc	27,738	10,590,368
Archer-Daniels-Midland Co	63,244	3,832,586
Automatic Data Processing Inc	47,853	9,504,563
Avery Dennison Corp	9,402	1,976,676
Baxter International Inc	57,207	4,605,163
Becton Dickinson and Co	32,908	8,002,897
Bio-Rad Laboratories Inc ‘A’ *	2,353	1,516,014
Biogen Inc *	16,944	5,867,199
Boston Scientific Corp *	160,504	6,863,151
Bristol-Myers Squibb Co	253,750	16,955,575
Brown-Forman Corp ‘B’	20,644	1,547,061
Campbell Soup Co	22,767	1,037,948
Cardinal Health Inc	33,260	1,898,813
Catalent Inc *	19,594	2,118,503
Centene Corp *	65,870	4,803,899
Charles River Laboratories International Inc *	5,633	2,083,759
Church & Dwight Co Inc	27,758	2,365,537
Cigna Corp	38,918	9,226,290
Cintas Corp	9,992	3,816,944
Colgate-Palmolive Co	96,106	7,818,223
Conagra Brands Inc	55,335	2,013,087
Constellation Brands Inc ‘A’	19,257	4,504,020
Corteva Inc	84,270	3,737,375
CVS Health Corp	149,951	12,511,911
Danaher Corp	72,288	19,399,208
DaVita Inc *	7,816	941,281
Dentsply Sirona Inc	24,679	1,561,194
DexCom Inc *	10,893	4,651,311
Edwards Lifesciences Corp *	70,731	7,325,610
Eli Lilly & Co	90,642	20,804,152
Equifax Inc	13,795	3,304,040
FleetCor Technologies Inc *	9,447	2,418,999
Gartner Inc *	9,527	2,307,439
General Mills Inc	69,250	4,219,403
Gilead Sciences Inc	142,318	9,800,017
Global Payments Inc	33,438	6,270,963
HCA Healthcare Inc	29,446	6,087,666
Henry Schein Inc *	15,796	1,171,905
Hologic Inc *	29,182	1,947,023
Hormel Foods Corp	33,562	1,602,586
Humana Inc	14,595	6,461,498
IDEXX Laboratories Inc *	9,675	6,110,246
IHS Markit Ltd	42,222	4,756,731
Illumina Inc *	16,524	7,819,322
Incyte Corp *	21,164	1,780,527
Intuitive Surgical Inc *	13,473	12,390,310
IQVIA Holdings Inc *	21,664	5,249,620
Johnson & Johnson	298,667	49,202,402
Kellogg Co	28,517	1,834,499
Kimberly-Clark Corp	38,282	5,121,366
Laboratory Corp of America Holdings *	11,054	3,049,246
Lamb Weston Holdings Inc	15,816	1,275,719
MarketAxess Holdings Inc	4,303	1,994,828
McCormick & Co Inc	28,195	2,490,182
McKesson Corp	18,008	3,443,850
Medtronic PLC	152,679	18,952,044
Merck & Co Inc	288,190	22,412,536
Molson Coors Beverage Co ‘B’ *	20,023	1,075,035
Mondelez International Inc ‘A’	159,932	9,986,154
Monster Beverage Corp *	41,871	3,824,916
Moody’s Corp	18,224	6,603,831
Nielsen Holdings PLC	41,795	1,031,083
Organon & Co *	28,657	867,161
PayPal Holdings Inc *	133,232	38,834,463
PepsiCo Inc	157,073	23,273,506

	Shares	Value
PerkinElmer Inc	12,597	$1,945,103
Perrigo Co PLC	16,780	769,363
Pfizer Inc	634,863	24,861,235
Philip Morris International Inc	176,377	17,480,724
Quanta Services Inc	15,390	1,393,872
Quest Diagnostics Inc	15,115	1,994,727
Regeneron Pharmaceuticals Inc *	11,924	6,660,031
ResMed Inc	16,480	4,062,650
Robert Half International Inc	13,669	1,216,131
Rollins Inc	27,454	938,927
S&P Global Inc	27,261	11,189,277
STERIS PLC	11,074	2,284,566
Stryker Corp	37,068	9,627,672
Sysco Corp	57,808	4,494,572
Teleflex Inc	5,288	2,124,666
The Clorox Co	14,247	2,563,178
The Coca-Cola Co	441,459	23,887,346
The Cooper Cos Inc	5,567	2,206,035
The Estee Lauder Cos Inc ‘A’	26,423	8,404,628
The Hershey Co	16,598	2,891,040
The JM Smucker Co	12,411	1,608,093
The Kraft Heinz Co	73,423	2,994,190
The Kroger Co	86,228	3,303,395
The Procter & Gamble Co	277,666	37,465,473
Thermo Fisher Scientific Inc	44,600	22,499,362
Tyson Foods Inc ‘A’	33,379	2,462,035
United Rentals Inc *	8,177	2,608,545
UnitedHealth Group Inc	107,064	42,872,708
Universal Health Services Inc ‘B’	9,318	1,364,435
Verisk Analytics Inc	18,437	3,221,313
Vertex Pharmaceuticals Inc *	29,442	5,936,390
Viatris Inc	136,711	1,953,600
West Pharmaceutical Services Inc	8,393	3,013,926
Zimmer Biomet Holdings Inc	23,541	3,785,864
Zoetis Inc	53,816	10,029,150

		823,798,582

Energy - 2.9%

APA Corp	45,925	993,358
Baker Hughes Co	81,900	1,873,053
Cabot Oil & Gas Corp	41,154	718,549
Chevron Corp	219,284	22,967,806
ConocoPhillips	153,433	9,344,070
Devon Energy Corp	65,306	1,906,282
Diamondback Energy Inc	20,528	1,927,374
Enphase Energy Inc *	15,430	2,833,411
EOG Resources Inc	66,093	5,514,800
Exxon Mobil Corp	481,371	30,364,883
Halliburton Co	100,644	2,326,889
Hess Corp	30,944	2,702,030
Kinder Morgan Inc	220,496	4,019,642
Marathon Oil Corp	90,675	1,234,993
Marathon Petroleum Corp	73,762	4,456,700
NOV Inc *	41,581	637,021
Occidental Petroleum Corp	94,955	2,969,243
ONEOK Inc	50,398	2,804,145
Phillips 66	49,471	4,245,601
Pioneer Natural Resources Co	26,284	4,271,676
Schlumberger NV	158,364	5,069,231
The Williams Cos Inc	137,470	3,649,828
Valero Energy Corp	46,273	3,612,996

		120,443,581

Financial - 15.1%

Aflac Inc	70,323	3,773,532
Alexandria Real Estate Equities Inc REIT	15,558	2,830,623
American Express Co	73,903	12,210,993
American International Group Inc	97,944	4,662,134
American Tower Corp REIT	51,569	13,930,850
Ameriprise Financial Inc	13,223	3,290,940
Aon PLC ‘A’	25,594	6,110,823

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Arthur J Gallagher & Co	23,237	$3,255,039
Assurant Inc	7,206	1,125,433
AvalonBay Communities Inc REIT	15,803	3,297,928
Bank of America Corp	855,263	35,262,494
Berkshire Hathaway Inc ‘B’ *	214,961	59,741,961
BlackRock Inc	16,077	14,066,893
Boston Properties Inc REIT	16,735	1,917,664
Capital One Financial Corp	51,206	7,921,056
Cboe Global Markets Inc	11,891	1,415,624
CBRE Group Inc ‘A’ *	38,009	3,258,512
Chubb Ltd	50,991	8,104,510
Cincinnati Financial Corp	16,979	1,980,091
Citigroup Inc	234,434	16,586,206
Citizens Financial Group Inc	48,146	2,208,457
CME Group Inc	40,660	8,647,569
Comerica Inc	15,332	1,093,785
Crown Castle International Corp REIT	48,849	9,530,440
Digital Realty Trust Inc REIT	31,839	4,790,496
Discover Financial Services	34,735	4,108,803
Duke Realty Corp REIT	42,332	2,004,420
Equinix Inc REIT	10,264	8,237,886
Equity Residential REIT	38,830	2,989,910
Essex Property Trust Inc REIT	7,361	2,208,374
Everest Re Group Ltd	4,862	1,225,273
Extra Space Storage Inc REIT	15,490	2,537,572
Federal Realty Investment Trust REIT	8,326	975,557
Fifth Third Bancorp	80,531	3,078,700
First Republic Bank	19,931	3,730,485
Franklin Resources Inc	31,577	1,010,148
Globe Life Inc	10,566	1,006,412
Healthpeak Properties Inc REIT	61,010	2,031,023
Host Hotels & Resorts Inc REIT *	78,126	1,335,173
Huntington Bancshares Inc	167,012	2,383,261
Intercontinental Exchange Inc	63,617	7,551,338
Invesco Ltd	42,239	1,129,048
Iron Mountain Inc REIT	31,110	1,316,575
JPMorgan Chase & Co	343,322	53,400,304
KeyCorp	109,725	2,265,821
Kimco Realty Corp REIT	48,114	1,003,177
Lincoln National Corp	20,013	1,257,617
Loews Corp	25,708	1,404,942
M&T Bank Corp	14,569	2,117,021
Marsh & McLennan Cos Inc	57,556	8,096,978
Mastercard Inc ‘A’	99,302	36,254,167
MetLife Inc	83,224	4,980,956
Mid-America Apartment Communities Inc REIT	12,955	2,181,881
Morgan Stanley	168,612	15,460,034
Nasdaq Inc	12,909	2,269,402
Northern Trust Corp	23,593	2,727,823
People’s United Financial Inc	49,899	855,269
Principal Financial Group Inc	28,715	1,814,501
Prologis Inc REIT	83,754	10,011,116
Prudential Financial Inc	44,963	4,607,359
Public Storage REIT	17,223	5,178,784
Raymond James Financial Inc	13,801	1,792,750
Realty Income Corp REIT	42,453	2,833,313
Regency Centers Corp REIT	18,996	1,217,074
Regions Financial Corp	108,803	2,195,645
SBA Communications Corp REIT	12,382	3,946,143
Simon Property Group Inc REIT	37,205	4,854,508
State Street Corp	39,843	3,278,282
SVB Financial Group *	6,160	3,427,609
Synchrony Financial	61,512	2,984,562
T Rowe Price Group Inc	25,817	5,110,992
The Allstate Corp	33,378	4,353,826
The Bank of New York Mellon Corp	91,375	4,681,141
The Charles Schwab Corp	171,177	12,463,397
The Goldman Sachs Group Inc	38,586	14,644,545
The Hartford Financial Services Group Inc	40,491	2,509,227
The PNC Financial Services Group Inc	48,023	9,160,867

	Shares	Value
The Progressive Corp	66,340	$6,515,251
The Travelers Cos Inc	28,565	4,276,466
The Western Union Co	50,174	1,152,497
Truist Financial Corp	152,580	8,468,190
UDR Inc REIT	32,391	1,586,511
Unum Group	21,889	621,648
US Bancorp	152,728	8,700,914
Ventas Inc REIT	42,433	2,422,924
Visa Inc ‘A’	191,572	44,793,365
Vornado Realty Trust REIT	18,125	845,894
Wells Fargo & Co	468,217	21,205,548
Welltower Inc REIT	47,272	3,928,303
Weyerhaeuser Co REIT	84,690	2,915,030
Willis Towers Watson PLC	14,607	3,359,902
WR Berkley Corp	15,869	1,181,130
Zions Bancorp NA	17,488	924,416

		628,113,033

Industrial - 8.2%

3M Co	65,587	13,027,546
Agilent Technologies Inc	34,509	5,100,775
Allegion PLC	10,056	1,400,801
Amcor PLC	176,905	2,027,331
AMETEK Inc	26,113	3,486,085
Amphenol Corp ‘A’	67,858	4,642,166
AO Smith Corp	14,543	1,047,969
Ball Corp	37,140	3,009,083
Carrier Global Corp	92,545	4,497,687
Caterpillar Inc	62,317	13,562,049
CH Robinson Worldwide Inc	15,156	1,419,663
CSX Corp	255,351	8,191,660
Deere & Co	35,499	12,520,852
Dover Corp	16,269	2,450,111
Eaton Corp PLC	45,088	6,681,140
Emerson Electric Co	67,958	6,540,278
Expeditors International of Washington Inc	19,182	2,428,441
FedEx Corp	27,619	8,239,576
Fortive Corp	38,289	2,670,275
Fortune Brands Home & Security Inc	15,705	1,564,375
Garmin Ltd	16,923	2,447,743
Generac Holdings Inc *	7,119	2,955,453
General Dynamics Corp	25,626	4,824,351
General Electric Co	993,032	13,366,211
Honeywell International Inc	78,770	17,278,199
Howmet Aerospace Inc *	43,892	1,512,957
Huntington Ingalls Industries Inc	4,736	998,112
IDEX Corp	8,953	1,970,108
Illinois Tool Works Inc	32,636	7,296,104
Ingersoll Rand Inc *	42,004	2,050,215
Jacobs Engineering Group Inc	14,550	1,941,261
JB Hunt Transport Services Inc	9,458	1,541,181
Johnson Controls International PLC	81,576	5,598,561
Kansas City Southern	10,289	2,915,594
Keysight Technologies Inc *	21,075	3,254,191
L3Harris Technologies Inc	23,282	5,032,404
Lockheed Martin Corp	27,603	10,443,595
Martin Marietta Materials Inc	7,054	2,481,668
Masco Corp	29,123	1,715,636
Mettler-Toledo International Inc *	2,651	3,672,536
Norfolk Southern Corp	28,084	7,453,774
Northrop Grumman Corp	16,978	6,170,315
Old Dominion Freight Line Inc	10,860	2,756,268
Otis Worldwide Corp	46,169	3,775,239
Packaging Corp of America	10,535	1,426,650
Parker-Hannifin Corp	14,619	4,489,641
Pentair PLC	18,808	1,269,352
Raytheon Technologies Corp	172,092	14,681,169
Republic Services Inc	23,838	2,622,418
Rockwell Automation Inc	13,155	3,762,593
Sealed Air Corp	15,933	944,030
Snap-on Inc	5,837	1,304,161

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Stanley Black & Decker Inc	18,222	$3,735,328
TE Connectivity Ltd	37,476	5,067,130
Teledyne Technologies Inc *	5,433	2,275,503
Textron Inc	26,693	1,835,678
The Boeing Co *	62,631	15,003,882
Trane Technologies PLC	27,004	4,972,517
TransDigm Group Inc *	6,194	4,009,314
Trimble Inc *	28,425	2,326,018
Union Pacific Corp	75,314	16,563,808
United Parcel Service Inc ‘B’	82,093	17,072,881
Vulcan Materials Co	15,012	2,613,139
Waste Management Inc	44,091	6,177,590
Waters Corp *	7,000	2,419,270
Westinghouse Air Brake Technologies Corp	20,110	1,655,053
Westrock Co	29,845	1,588,351
Xylem Inc	20,427	2,450,423

		338,225,438

Technology - 23.0%

Accenture PLC ‘A’	72,260	21,301,525
Activision Blizzard Inc	87,746	8,374,478
Adobe Inc *	54,064	31,662,041
Advanced Micro Devices Inc *	138,763	13,034,009
Akamai Technologies Inc *	18,486	2,155,468
Analog Devices Inc	41,780	7,192,845
ANSYS Inc *	9,825	3,409,864
Apple Inc	1,779,071	243,661,564
Applied Materials Inc	103,932	14,799,917
Autodesk Inc *	24,904	7,269,478
Broadcom Inc	46,235	22,046,697
Broadridge Financial Solutions Inc	13,115	2,118,466
Cadence Design Systems Inc *	31,596	4,322,965
Cerner Corp	33,167	2,592,333
Citrix Systems Inc	13,886	1,628,411
Cognizant Technology Solutions Corp ‘A’	60,096	4,162,249
DXC Technology Co *	30,856	1,201,533
Electronic Arts Inc	32,576	4,685,406
Fidelity National Information Services Inc	70,347	9,966,059
Fiserv Inc *	67,549	7,220,313
Fortinet Inc *	15,341	3,654,073
Hewlett Packard Enterprise Co	147,364	2,148,567
HP Inc	136,240	4,113,086
Intel Corp	457,970	25,710,436
International Business Machines Corp	101,206	14,835,787
Intuit Inc	31,014	15,202,132
IPG Photonics Corp *	4,217	888,817
Jack Henry & Associates Inc	8,426	1,377,735
KLA Corp	17,450	5,657,464
Lam Research Corp	16,185	10,531,579
Leidos Holdings Inc	15,106	1,527,217
Maxim Integrated Products Inc	30,358	3,198,519
Microchip Technology Inc	31,290	4,685,365
Micron Technology Inc *	126,698	10,766,796
Microsoft Corp	854,210	231,405,489
Monolithic Power Systems Inc	4,791	1,789,199
MSCI Inc	9,352	4,985,364
NetApp Inc	25,211	2,062,764
NVIDIA Corp	70,658	56,533,466
NXP Semiconductors NV (China)	31,373	6,454,053
Oracle Corp	206,033	16,037,609
Paychex Inc	36,351	3,900,462
Paycom Software Inc *	5,559	2,020,530
PTC Inc *	11,906	1,681,842
Qorvo Inc *	12,828	2,509,798
QUALCOMM Inc	127,759	18,260,594
Roper Technologies Inc	11,885	5,588,327
salesforce.com Inc *	105,022	25,653,724
Seagate Technology Holdings PLC (Ireland)	22,750	2,000,407
ServiceNow Inc *	22,452	12,338,497
Skyworks Solutions Inc	18,676	3,581,123

	Shares	Value
Synopsys Inc *	17,257	$4,759,308
Take-Two Interactive Software Inc *	13,045	2,309,226
Teradyne Inc	18,879	2,529,031
Texas Instruments Inc	104,872	20,166,886
Tyler Technologies Inc *	4,596	2,079,092
Western Digital Corp *	34,668	2,467,322
Xilinx Inc	27,835	4,026,054
Zebra Technologies Corp ‘A’ *	6,056	3,206,591

		955,449,952

Utilities - 2.4%

Alliant Energy Corp	28,136	1,568,863
Ameren Corp	29,718	2,378,629
American Electric Power Co Inc	57,677	4,878,897
American Water Works Co Inc	20,549	3,167,217
Atmos Energy Corp	15,135	1,454,625
CenterPoint Energy Inc	68,947	1,690,580
CMS Energy Corp	32,453	1,917,323
Consolidated Edison Inc	38,781	2,781,373
Dominion Energy Inc	91,245	6,712,895
DTE Energy Co	21,946	2,844,202
Duke Energy Corp	87,057	8,594,267
Edison International	42,957	2,483,774
Entergy Corp	22,706	2,263,788
Evergy Inc	25,703	1,553,232
Eversource Energy	38,848	3,117,164
Exelon Corp	110,577	4,899,667
FirstEnergy Corp	61,523	2,289,271
NextEra Energy Inc	221,970	16,265,962
NiSource Inc	47,213	1,156,719
NRG Energy Inc	27,231	1,097,409
Pinnacle West Capital Corp	13,191	1,081,266
PPL Corp	87,093	2,435,991
Public Service Enterprise Group Inc	57,205	3,417,427
Sempra Energy	35,734	4,734,040
The AES Corp	75,668	1,972,665
The Southern Co	119,669	7,241,171
WEC Energy Group Inc	35,725	3,177,739
Xcel Energy Inc	60,893	4,011,631

		101,187,787

Total Common Stocks (Cost $2,167,532,438)		4,119,842,359

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $30,085,001; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $30,686,794)	$30,085,001	30,085,001

Total Short-Term Investment (Cost $30,085,001)		30,085,001

TOTAL INVESTMENTS - 99.9% (Cost $2,197,617,439)		4,149,927,360

DERIVATIVES - 0.0%		369,990

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,468,972

NET ASSETS - 100.0%		$4,152,766,322

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	23.0%
Consumer, Non-Cyclical	19.8%
Communications	16.3%
Financial	15.1%
Consumer, Cyclical	9.4%
Industrial	8.2%
Others (each less than 3.0%)	8.1%

99.9%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/21	153	$32,437,800	$32,807,790	$369,990

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$4,119,842,359	$4,119,842,359	$-	$-
	Short-Term Investment	30,085,001	-	30,085,001	-
	Derivatives:
	Equity Contracts
	Futures	369,990	369,990	-	-

	Total	$4,150,297,350	$4,120,212,349	$30,085,001	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Diversified - 0.0%

Altimeter Growth Corp Exercise @ $11.50 Exp 09/30/25 *	14,921	$47,598

Total Warrants (Cost $42,682)		47,598

COMMON STOCKS - 99.0%

Basic Materials - 2.3%

The Sherwin-Williams Co	71,133	19,380,186

Communications - 32.0%

Alphabet Inc ‘C’ *	12,735	31,917,985
Amazon.com Inc *	20,641	71,008,343
Booking Holdings Inc *	9,570	20,940,021
Facebook Inc ‘A’ *	139,509	48,508,674
Match Group Inc *	76,670	12,363,038
Netflix Inc *	35,943	18,985,452
Snap Inc ‘A’ *	401,471	27,356,234
T-Mobile US Inc *	122,161	17,692,578
The Walt Disney Co *	46,880	8,240,098
Uber Technologies Inc *	87,579	4,389,459
Wix.com Ltd * (Israel)	38,429	11,155,170

		272,557,052

Consumer, Cyclical - 4.4%

Caesars Entertainment Inc *	83,925	8,707,219
LVMH Moet Hennessy Louis Vuitton SE (France)	24,601	19,352,543
NIKE Inc ‘B’	58,437	9,027,932

		37,087,694

Consumer, Non-Cyclical - 16.2%

Accolade Inc *	89,278	4,848,688
Align Technology Inc *	33,884	20,703,124
Ascendis Pharma AS ADR * (Denmark)	35,262	4,638,716
Boston Scientific Corp *	467,427	19,987,179
CoStar Group Inc *	186,970	15,484,856
Danaher Corp	102,176	27,419,951
DexCom Inc *	41,840	17,865,680
Dlocal Ltd * (Uruguay)	92,995	4,885,027
Neurocrine Biosciences Inc *	81,948	7,975,179
The Cooper Cos Inc	34,810	13,794,159

		137,602,559

Diversified - 0.1%

Altimeter Growth Corp ‘A’ *	74,605	872,878

Financial - 8.3%

American Tower Corp REIT	61,469	16,605,236
Mastercard Inc ‘A’	129,465	47,266,377
OneMain Holdings Inc	115,715	6,932,485

		70,804,098

Industrial - 6.3%

Crown Holdings Inc	209,984	21,462,465
Howmet Aerospace Inc *	545,329	18,797,490
L3Harris Technologies Inc	63,518	13,729,416

		53,989,371

Technology - 29.4%

Adobe Inc *	48,463	28,381,871
Apple Inc	252,522	34,585,413
ASML Holding NV (Netherlands)	37,824	26,130,332

	Shares	Value
Atlassian Corp PLC ‘A’ *	41,323	$10,614,226
Microsoft Corp	273,684	74,140,995
NVIDIA Corp	37,377	29,905,338
Texas Instruments Inc	127,542	24,526,327
Twilio Inc ‘A’ *	33,019	13,014,769
Workday Inc ‘A’ *	38,411	9,170,242

		250,469,513

Total Common Stocks (Cost $645,410,004)		842,763,351

	Principal Amount

SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $11,874,611; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $12,112,181)	$11,874,611	11,874,611

Total Short-Term Investment (Cost $11,874,611)		11,874,611

TOTAL INVESTMENTS - 100.4% (Cost $657,327,297)		854,685,560

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(3,292,553)

NET ASSETS - 100.0%		$851,393,007

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Communications	32.0%
Technology	29.4%
Consumer, Non-Cyclical	16.2%
Financial	8.3%
Industrial	6.3%
Consumer, Cyclical	4.4%
Others (each less than 3.0%)	3.8%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$47,598	$47,598	$-	$-
	Common Stocks
	Basic Materials	19,380,186	19,380,186	-	-
	Communications	272,557,052	272,557,052	-	-
	Consumer, Cyclical	37,087,694	17,735,151	19,352,543	-
	Consumer, Non-Cyclical	137,602,559	137,602,559	-	-
	Diversified	872,878	872,878	-	-
	Financial	70,804,098	70,804,098	-	-
	Industrial	53,989,371	53,989,371	-	-
	Technology	250,469,513	250,469,513	-	-

	Total Common Stocks	842,763,351	823,410,808	19,352,543	-

	Short-Term Investment	11,874,611	-	11,874,611	-

	Total	$854,685,560	$823,458,406	$31,227,154	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Basic Materials - 1.4%

The Sherwin-Williams Co	117,837	$32,104,691

Communications - 25.8%

Airbnb Inc ‘A’ *	3,216	492,498
Alphabet Inc ‘A’ *	48,399	118,180,194
Alphabet Inc ‘C’ *	14,845	37,206,320
Amazon.com Inc *	51,901	178,547,744
Bumble Inc ‘A’ *	76,358	4,398,221
Charter Communications Inc ‘A’ *	52,219	37,673,398
Facebook Inc ‘A’ *	246,889	85,845,774
Match Group Inc *	150,256	24,228,780
Netflix Inc *	58,453	30,875,459
Pinterest Inc ‘A’ *	60,091	4,744,185
Sea Ltd ADR * (Taiwan)	64,639	17,749,869
Shopify Inc ‘A’ * (Canada)	7,606	11,112,214
Spotify Technology SA *	18,349	5,056,801
Uber Technologies Inc *	234,612	11,758,754

		567,870,211

Consumer, Cyclical - 3.1%

Chipotle Mexican Grill Inc *	7,610	11,798,087
Dollar General Corp	46,885	10,145,445
Lululemon Athletica Inc *	24,125	8,804,901
MGM Resorts International	97,801	4,171,213
NIKE Inc ‘B’	129,633	20,027,002
Ross Stores Inc	58,924	7,306,576
Starbucks Corp	51,508	5,759,110

		68,012,334

Consumer, Non-Cyclical - 20.8%

Abbott Laboratories	259,146	30,042,796
Alnylam Pharmaceuticals Inc *	25,987	4,405,316
Becton Dickinson and Co	39,785	9,675,314
Boston Scientific Corp *	500,396	21,396,933
Colgate-Palmolive Co	237,067	19,285,400
CoStar Group Inc *	203,244	16,832,668
Danaher Corp	172,937	46,409,373
Edwards Lifesciences Corp *	134,919	13,973,561
Equifax Inc	54,756	13,114,610
Global Payments Inc	50,544	9,479,022
ICON PLC * (Ireland)	82,068	16,964,276
PayPal Holdings Inc *	214,039	62,388,088
Square Inc ‘A’ *	104,838	25,559,504
STERIS PLC	29,918	6,172,083
The Estee Lauder Cos Inc ‘A’	103,621	32,959,768
Thermo Fisher Scientific Inc	76,946	38,816,949
TransUnion	192,208	21,106,361
UnitedHealth Group Inc	9,476	3,794,569
Verisk Analytics Inc	154,832	27,052,247
Vertex Pharmaceuticals Inc *	54,257	10,939,839
Zoetis Inc	144,008	26,837,331

		457,206,008

Financial - 8.5%

American Tower Corp REIT	51,875	14,013,513
Aon PLC ‘A’	50,867	12,145,005
Equinix Inc REIT	12,438	9,982,739
Mastercard Inc ‘A’	188,004	68,638,380
The Charles Schwab Corp	273,308	19,899,555
Visa Inc ‘A’	264,048	61,739,703

		186,418,895

	Shares	Value
Industrial - 3.2%

AMETEK Inc	147,592	$19,703,532
Canadian Pacific Railway Ltd (NYSE) (Canada)	190,605	14,659,431
Johnson Controls International PLC	126,834	8,704,617
Vulcan Materials Co	162,603	28,304,304

		71,371,884

Technology - 36.6%

Activision Blizzard Inc	181,436	17,316,252
Adobe Inc *	160,287	93,870,479
Apple Inc	385,647	52,818,213
Applied Materials Inc	169,103	24,080,267
ASML Holding NV (Netherlands)	31,441	21,720,701
Atlassian Corp PLC ‘A’ *	37,254	9,569,062
Autodesk Inc *	96,165	28,070,564
Black Knight Inc *	67,240	5,243,375
Cadence Design Systems Inc *	103,613	14,176,331
Clarivate PLC * (United Kingdom)	523,942	14,424,123
Electronic Arts Inc	147,930	21,276,772
Intuit Inc	101,661	49,831,172
Lam Research Corp	54,042	35,165,129
Microsoft Corp	837,858	226,975,732
MSCI Inc	71,776	38,262,350
NVIDIA Corp	66,913	53,537,091
Qualtrics International Inc ‘A’ *	25,074	959,081
ROBLOX Corp ‘A’ *	83,480	7,511,530
Roper Technologies Inc	27,007	12,698,691
salesforce.com Inc *	124,193	30,336,624
ServiceNow Inc *	45,929	25,240,282
Synopsys Inc *	39,295	10,837,168
Take-Two Interactive Software Inc *	63,376	11,218,820

		805,139,809

Total Common Stocks (Cost $1,291,056,394)		2,188,123,832

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $15,753,795; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $16,068,967)	$15,753,795	15,753,795

Total Short-Term Investment (Cost $15,753,795)		15,753,795

TOTAL INVESTMENTS - 100.1% (Cost $1,306,810,189)		2,203,877,627

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(2,854,441)

NET ASSETS - 100.0%		$2,201,023,186

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	36.6%
Communications	25.8%
Consumer, Non-Cyclical	20.8%
Financial	8.5%
Industrial	3.2%
Consumer, Cyclical	3.1%
Others (each less than 3.0%)	2.1%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,188,123,832	$2,188,123,832	$-	$-
	Short-Term Investment	15,753,795	-	15,753,795	-

	Total	$2,203,877,627	$2,188,123,832	$15,753,795	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%

Basic Materials - 2.1%

Air Products & Chemicals Inc	111	$31,932
Celanese Corp	244	36,990
DuPont de Nemours Inc	1,077	83,371
Eastman Chemical Co	1,029	120,136
Freeport-McMoRan Inc	865	32,100
Linde PLC (United Kingdom)	264	76,322
LyondellBasell Industries NV ‘A’	184	18,928
PPG Industries Inc	863	146,512

		546,291

Communications - 16.3%

Alphabet Inc ‘A’ *	270	659,283
Alphabet Inc ‘C’ *	213	533,846
Altice USA Inc ‘A’ *	730	24,922
Amazon.com Inc *	336	1,155,894
Booking Holdings Inc *	48	105,028
Charter Communications Inc ‘A’ *	229	165,212
Cisco Systems Inc	1,546	81,938
Comcast Corp ‘A’	4,210	240,054
Facebook Inc ‘A’ *	1,684	585,544
Fox Corp ‘A’	163	6,052
Lyft Inc ‘A’ *	585	35,381
Motorola Solutions Inc	68	14,746
Netflix Inc *	393	207,586
T-Mobile US Inc *	1,532	221,880
The Walt Disney Co *	502	88,237
Verizon Communications Inc	2,889	161,871

		4,287,474

Consumer, Cyclical - 8.4%

Aptiv PLC *	176	27,690
AutoZone Inc *	16	23,875
Best Buy Co Inc	880	101,182
Carter’s Inc	521	53,752
Costco Wholesale Corp	218	86,256
Delta Air Lines Inc *	664	28,725
Dollar General Corp	106	22,937
Dollar Tree Inc *	488	48,556
DR Horton Inc	97	8,766
General Motors Co *	973	57,572
Hilton Worldwide Holdings Inc *	530	63,929
Lennar Corp ‘A’	1,148	114,054
Lowe’s Cos Inc	1,303	252,743
Magna International Inc (Canada)	630	58,363
NIKE Inc ‘B’	1,244	192,185
O’Reilly Automotive Inc *	228	129,096
Royal Caribbean Cruises Ltd *	153	13,048
Southwest Airlines Co *	860	45,657
Target Corp	431	104,190
Tesla Inc *	538	365,679
The Home Depot Inc	749	238,849
The TJX Cos Inc	1,488	100,321
Yum! Brands Inc	706	81,211

		2,218,636

Consumer, Non-Cyclical - 19.1%

Abbott Laboratories	1,398	162,070
AbbVie Inc	2,380	268,083
ABIOMED Inc *	31	9,675
Alexion Pharmaceuticals Inc *	149	27,373
Altria Group Inc	2,559	122,013
AmerisourceBergen Corp	229	26,218
Anthem Inc	346	132,103
Becton Dickinson and Co	303	73,687
Biogen Inc *	223	77,218
Booz Allen Hamilton Holding Corp	386	32,879

	Shares	Value
Boston Scientific Corp *	2,451	$104,805
Bristol-Myers Squibb Co	3,417	228,324
Centene Corp *	614	44,779
Cigna Corp	651	154,333
Cintas Corp	73	27,886
Constellation Brands Inc ‘A’	346	80,926
Danaher Corp	132	35,424
DexCom Inc *	66	28,182
Eli Lilly & Co	998	229,061
FleetCor Technologies Inc *	60	15,364
Illumina Inc *	149	70,508
Intuitive Surgical Inc *	47	43,223
Johnson & Johnson	1,562	257,324
Kimberly-Clark Corp	723	96,723
Medtronic PLC	1,758	218,221
Merck & Co Inc	1,750	136,097
Mondelez International Inc ‘A’	2,383	148,794
Organon & Co *	212	6,415
PayPal Holdings Inc *	755	220,067
Pfizer Inc	1,243	48,676
Philip Morris International Inc	1,834	181,768
Regeneron Pharmaceuticals Inc *	127	70,935
S&P Global Inc	554	227,389
The Coca-Cola Co	3,452	186,788
The Estee Lauder Cos Inc ‘A’	275	87,472
The Kroger Co	200	7,662
The Procter & Gamble Co	2,198	296,576
Thermo Fisher Scientific Inc	538	271,405
UnitedHealth Group Inc	840	336,370
Vertex Pharmaceuticals Inc *	508	102,428
Zimmer Biomet Holdings Inc	766	123,188

		5,018,432

Energy - 2.8%

Cabot Oil & Gas Corp	332	5,797
Cheniere Energy Inc *	424	36,778
Chevron Corp	1,346	140,980
ConocoPhillips	1,599	97,379
Diamondback Energy Inc	744	69,854
EOG Resources Inc	821	68,504
Kinder Morgan Inc	1,525	27,801
Phillips 66	758	65,052
Pioneer Natural Resources Co	720	117,014
The Williams Cos Inc	3,778	100,306

		729,465

Financial - 15.0%

American International Group Inc	868	41,317
Ameriprise Financial Inc	81	20,159
Bank of America Corp	3,352	138,203
Berkshire Hathaway Inc ‘B’ *	1,499	416,602
Camden Property Trust REIT	496	65,804
Capital One Financial Corp	870	134,580
Chubb Ltd	496	78,834
Citigroup Inc	2,668	188,761
Equinix Inc REIT	139	111,561
Equity LifeStyle Properties Inc REIT	288	21,401
Intercontinental Exchange Inc	1,032	122,498
KeyCorp	570	11,770
Marsh & McLennan Cos Inc	245	34,467
Mastercard Inc ‘A’	996	363,630
Mid-America Apartment Communities Inc REIT	309	52,042
Morgan Stanley	2,045	187,506
Prologis Inc REIT	1,038	124,072
Prudential Financial Inc	408	41,808
Public Storage REIT	67	20,146
Regions Financial Corp	3,774	76,159
State Street Corp	1,291	106,223
Sun Communities Inc REIT	142	24,339

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
SVB Financial Group *	83	$46,184
T Rowe Price Group Inc	672	133,036
The Allstate Corp	272	35,480
The Charles Schwab Corp	347	25,265
The Goldman Sachs Group Inc	591	224,302
The Hartford Financial Services Group Inc	1,092	67,671
The Progressive Corp	1,361	133,664
The Travelers Cos Inc	174	26,050
Truist Financial Corp	1,516	84,138
UDR Inc REIT	205	10,041
US Bancorp	2,002	114,054
Ventas Inc REIT	728	41,569
Visa Inc ‘A’	1,408	329,219
Voya Financial Inc	258	15,867
Wells Fargo & Co	5,637	255,300

		3,923,722

Industrial - 8.0%

Amphenol Corp ‘A’	404	27,637
Crown Holdings Inc	276	28,210
Deere & Co	632	222,913
Eaton Corp PLC	1,171	173,519
FedEx Corp	554	165,275
General Dynamics Corp	232	43,676
Honeywell International Inc	506	110,991
Ingersoll Rand Inc *	785	38,316
Johnson Controls International PLC	522	35,825
Masco Corp	1,336	78,704
Norfolk Southern Corp	531	140,933
Northrop Grumman Corp	249	90,494
Otis Worldwide Corp	669	54,704
Parker-Hannifin Corp	355	109,024
Raytheon Technologies Corp	1,561	133,169
Stanley Black & Decker Inc	700	143,493
Trane Technologies PLC	977	179,905
Union Pacific Corp	413	90,831
United Parcel Service Inc ‘B’	855	177,814
Waters Corp *	48	16,589
Westrock Co	742	39,489

		2,101,511

Technology - 22.8%

Accenture PLC ‘A’	993	292,727
Advanced Micro Devices Inc *	1,649	154,891
Analog Devices Inc	1,066	183,523
Apple Inc	11,172	1,530,117
Applied Materials Inc	1,476	210,182
Fiserv Inc *	105	11,223
Fortinet Inc *	99	23,581
Intel Corp	1,450	81,403
Intuit Inc	461	225,968
Lam Research Corp	341	221,889
Leidos Holdings Inc	813	82,194
Microchip Technology Inc	334	50,013
Micron Technology Inc *	311	26,429
Microsoft Corp	6,264	1,696,918
NVIDIA Corp	433	346,443
NXP Semiconductors NV (China)	631	129,809
Oracle Corp	1,280	99,635
QUALCOMM Inc	250	35,733
salesforce.com Inc *	600	146,562
Seagate Technology Holdings PLC (Ireland)	1,222	107,450
Texas Instruments Inc	1,379	265,182
Workday Inc ‘A’ *	212	50,613

		5,972,485

Utilities - 2.4%

CenterPoint Energy Inc	824	20,205
Duke Energy Corp	1,410	139,195
Evergy Inc	1,104	66,715

	Shares	Value
NextEra Energy Inc	2,558	$187,450
Public Service Enterprise Group Inc	419	25,031
Sempra Energy	788	104,394
Xcel Energy Inc	1,184	78,002

		620,992

Total Common Stocks (Cost $24,741,933)		25,419,008

	Principal Amount

SHORT-TERM INVESTMENT - 4.8%

Repurchase Agreement - 4.8%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $1,255,447; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $1,280,637)	$1,255,447	1,255,447

Total Short-Term Investment (Cost $1,255,447)		1,255,447

TOTAL INVESTMENTS - 101.7% (Cost $25,997,380)		26,674,455

DERIVATIVES - 0.1%		17,514

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(464,910)

NET ASSETS - 100.0%		$26,227,059

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	22.8%
Consumer, Non-Cyclical	19.1%
Communications	16.3%
Financial	15.0%
Consumer, Cyclical	8.4%
Industrial	8.0%
Short-Term Investment	4.8%
Others (each less than 3.0%)	7.3%

	101.7%
Derivatives	0.1%
Other Assets & Liabilities, Net	(1.8%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(b)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/21	2	$428,304	$428,860	$556

(c)	Purchased options outstanding as of June 30, 2021 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - S&P 500 Index	$4,065.00	09/30/21	CBOE	61	$24,796,500	$406,931	$406,748

Total Purchased Options						$406,931	$406,748

(d)	Premiums received and value of written options outstanding as of June 30, 2021 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - S&P 500 Index	$4,430.00	09/30/21	CBOE	61	$27,023,300	$294,325	($294,508)
Put - S&P 500 Index	3,425.00	09/30/21	CBOE	61	20,892,500	98,454	(95,282)

Total Written Options						$392,779	($389,790)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$25,419,008	$25,419,008	$-	$-
	Short-Term Investment	1,255,447	-	1,255,447	-
	Derivatives:
	Equity Contracts
	Futures	556	556	-	-
	Purchased options	406,748	-	406,748	-

	Total Equity Contracts	407,304	556	406,748	-

	Total Assets	27,081,759	25,419,564	1,662,195	-

Liabilities	Derivatives:
	Equity Contracts
	Written options	(389,790)	-	(389,790)	-

	Total Liabilities	(389,790)	-	(389,790)	-

	Total	$26,691,969	$25,419,564	$1,272,405	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%

Basic Materials - 1.9%

Freeport-McMoRan Inc	203,033	$7,534,555
The Sherwin-Williams Co	59,541	16,221,945

		23,756,500

Communications - 31.2%

Alphabet Inc ‘A’ *	22,793	55,655,720
Amazon.com Inc *	31,977	110,005,996
Etsy Inc *	73,688	15,167,938
Facebook Inc ‘A’ *	131,335	45,666,493
Match Group Inc *	27,433	4,423,571
MercadoLibre Inc * (Argentina)	16,790	26,155,294
Netflix Inc *	51,343	27,119,886
Sea Ltd ADR * (Taiwan)	80,062	21,985,025
Shopify Inc ‘A’ * (Canada)	10,328	15,089,002
Snap Inc ‘A’ *	420,571	28,657,708
T-Mobile US Inc *	60,801	8,805,809
Tencent Holdings Ltd (China)	186,600	14,049,575
Wix.com Ltd * (Israel)	57,544	16,703,872

		389,485,889

Consumer, Cyclical - 6.5%

Dollar Tree Inc *	118,548	11,795,526
Domino’s Pizza Inc	16,252	7,581,395
Lowe’s Cos Inc	50,146	9,726,820
LVMH Moet Hennessy Louis Vuitton SE (France)	15,445	12,149,914
NIKE Inc ‘B’	208,837	32,263,228
The TJX Cos Inc	121,557	8,195,373

		81,712,256

Consumer, Non-Cyclical - 14.6%

AstraZeneca PLC ADR (United Kingdom)	136,742	8,190,846
CoStar Group Inc *	157,770	13,066,511
Danaher Corp	71,542	19,199,011
Eli Lilly & Co	26,643	6,115,101
Intuitive Surgical Inc *	10,208	9,387,685
Lonza Group AG (Switzerland)	17,290	12,257,858
PayPal Holdings Inc *	77,787	22,673,355
S&P Global Inc	90,633	37,200,315
TransUnion	145,918	16,023,256
UnitedHealth Group Inc	47,253	18,921,991
Zoetis Inc	102,757	19,149,794

		182,185,723

Financial - 9.0%

Mastercard Inc ‘A’	121,953	44,523,821
Morgan Stanley	180,278	16,529,690
Visa Inc ‘A’	217,582	50,875,023

		111,928,534

Industrial - 3.2%

Ball Corp	81,280	6,585,306
Fortive Corp	130,138	9,075,824
TransDigm Group Inc *	23,632	15,296,757
Union Pacific Corp	40,101	8,819,413

		39,777,300

Technology - 33.6%

Adobe Inc *	52,543	30,771,283
Analog Devices Inc	170,009	29,268,749
Apple Inc	289,837	39,696,076
ASML Holding NV (Netherlands)	56,182	38,812,773
Autodesk Inc *	55,990	16,343,481
Crowdstrike Holdings Inc ‘A’ *	25,028	6,289,787
Fidelity National Information Services Inc	47,561	6,737,967
Intuit Inc	73,390	35,973,576

	Shares	Value
Marvell Technology Inc	450,209	$26,260,691
Microsoft Corp	373,287	101,123,448
NVIDIA Corp	24,435	19,550,444
RingCentral Inc ‘A’ *	41,838	12,157,286
Roper Technologies Inc	43,697	20,546,329
ServiceNow Inc *	66,249	36,407,138

		419,939,028

Total Common Stocks (Cost $756,778,159)		1,248,785,230

	Principal Amount

SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $1,742,498; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $1,777,360)	$1,742,498	1,742,498

Total Short-Term Investment (Cost $1,742,498)		1,742,498

TOTAL INVESTMENTS - 100.1% (Cost $758,520,657)		1,250,527,728

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,483,682)

NET ASSETS - 100.0%		$1,249,044,046

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	33.6%
Communications	31.2%
Consumer, Non-Cyclical	14.6%
Financial	9.0%
Consumer, Cyclical	6.5%
Industrial	3.2%
Others (each less than 3.0%)	2.0%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$23,756,500	$23,756,500	$-	$-
	Communications	389,485,889	375,436,314	14,049,575	-
	Consumer, Cyclical	81,712,256	69,562,342	12,149,914	-
	Consumer, Non-Cyclical	182,185,723	169,927,865	12,257,858	-
	Financial	111,928,534	111,928,534	-	-
	Industrial	39,777,300	39,777,300	-	-
	Technology	419,939,028	419,939,028	-	-

	Total Common Stocks	1,248,785,230	1,210,327,883	38,457,347	-

	Short-Term Investment	1,742,498	-	1,742,498	-

	Total	$1,250,527,728	$1,210,327,883	$40,199,845	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Basic Materials - 3.6%

Air Products & Chemicals Inc	99,300	$28,566,624
PPG Industries Inc	111,718	18,966,365

		47,532,989

Communications - 17.2%

Alphabet Inc ‘A’ *	8,650	21,121,483
Booking Holdings Inc *	13,752	30,090,614
Charter Communications Inc ‘A’ *	38,101	27,487,966
Cisco Systems Inc	446,510	23,665,030
Comcast Corp ‘A’	684,791	39,046,783
DISH Network Corp ‘A’ *	886,041	37,036,514
Motorola Solutions Inc	132,445	28,720,698
T-Mobile US Inc *	143,758	20,820,471

		227,989,559

Consumer, Cyclical - 3.1%

The Home Depot Inc	69,531	22,172,741
The TJX Cos Inc	284,284	19,166,427

		41,339,168

Consumer, Non-Cyclical - 7.9%

Amgen Inc	63,948	15,587,325
Anthem Inc	59,208	22,605,614
Johnson & Johnson	145,399	23,953,031
Merck & Co Inc	147,536	11,473,875
PepsiCo Inc	84,570	12,530,737
UnitedHealth Group Inc	46,347	18,559,193

		104,709,775

Energy - 5.2%

Chevron Corp	217,030	22,731,722
ConocoPhillips	452,220	27,540,198
Enterprise Products Partners LP	757,439	18,277,003

		68,548,923

Financial - 26.0%

American Express Co	301,004	49,734,891
American Tower Corp REIT	97,953	26,461,023
Bank of America Corp	1,417,733	58,453,132
Berkshire Hathaway Inc ‘B’ *	71,289	19,812,639
Capital One Financial Corp	156,350	24,185,781
JPMorgan Chase & Co	360,545	56,079,169
Marsh & McLennan Cos Inc	120,610	16,967,415
The Bank of New York Mellon Corp	338,499	17,341,304
The Charles Schwab Corp	397,634	28,951,732
The Progressive Corp	160,316	15,744,634
The Travelers Cos Inc	103,909	15,556,216
US Bancorp	261,494	14,897,313

		344,185,249

Industrial - 22.0%

Deere & Co	121,832	42,971,365
Honeywell International Inc	122,239	26,813,125
Illinois Tool Works Inc	99,011	22,134,899
Martin Marietta Materials Inc	44,989	15,827,580
Northrop Grumman Corp	62,799	22,823,041
Otis Worldwide Corp	189,707	15,512,341
Raytheon Technologies Corp	479,434	40,900,515
TE Connectivity Ltd	334,669	45,250,595
United Parcel Service Inc ‘B’	135,714	28,224,441
Vertiv Holdings Co	1,146,935	31,311,325

		291,769,227

Technology - 7.3%

Apple Inc	39,592	5,422,520
Lam Research Corp	43,035	28,002,874

	Shares	Value
Microsoft Corp	48,081	$13,025,143
NXP Semiconductors NV (China)	78,030	16,052,332
Oracle Corp	187,576	14,600,916
QUALCOMM Inc	143,130	20,457,571

		97,561,356

Utilities - 5.7%

Edison International	503,958	29,138,852
Sempra Energy	347,940	46,095,091

		75,233,943

Total Common Stocks (Cost $843,225,726)		1,298,870,189

	Principal Amount

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $19,447,091; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $19,836,037)	$19,447,091	19,447,091

Total Short-Term Investment (Cost $19,447,091)		19,447,091

TOTAL INVESTMENTS - 99.5% (Cost $862,672,817)		1,318,317,280

OTHER ASSETS & LIABILITIES, NET - 0.5%		6,470,768

NET ASSETS - 100.0%		$1,324,788,048

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	26.0%
Industrial	22.0%
Communications	17.2%
Consumer, Non-Cyclical	7.9%
Technology	7.3%
Utilities	5.7%
Energy	5.2%
Basic Materials	3.6%
Consumer, Cyclical	3.1%
Others (each less than 3.0%)	1.5%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,298,870,189	$1,298,870,189	$-	$-
	Short-Term Investment	19,447,091	-	19,447,091	-

	Total	$1,318,317,280	$1,298,870,189	$19,447,091	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Basic Materials - 0.5%

Valvoline Inc	172,019	$5,583,737

Communications - 17.7%

Airbnb Inc ‘A’ *	45,158	6,915,496
Amazon.com Inc *	18,883	64,960,541
Booking Holdings Inc *	2,102	4,599,365
Comcast Corp ‘A’	328,347	18,722,346
Facebook Inc ‘A’ *	122,417	42,565,615
Motorola Solutions Inc	74,201	16,090,487
Netflix Inc *	27,538	14,545,847
Snap Inc ‘A’ *	73,457	5,005,360
Verizon Communications Inc	343,619	19,252,973

		192,658,030

Consumer, Cyclical - 7.6%

CarMax Inc *	84,711	10,940,426
DR Horton Inc	106,674	9,640,129
General Motors Co *	225,598	13,348,634
O’Reilly Automotive Inc *	17,671	10,005,497
Target Corp	60,592	14,647,510
The Home Depot Inc	68,356	21,798,045
Warner Music Group Corp ‘A’	82,387	2,969,227

		83,349,468

Consumer, Non-Cyclical - 20.0%

Alcon Inc (Switzerland)	30,108	2,115,388
AstraZeneca PLC ADR (United Kingdom)	398,251	23,855,235
Avantor Inc *	206,932	7,348,155
Bayer AG (Germany)	41,513	2,523,791
Constellation Brands Inc ‘A’	70,051	16,384,228
CVS Health Corp	245,027	20,445,053
Eli Lilly & Co	93,519	21,464,481
HCA Healthcare Inc	129,082	26,686,413
Mondelez International Inc ‘A’	202,176	12,623,869
Neurocrine Biosciences Inc *	25,842	2,514,943
Reckitt Benckiser Group PLC (United Kingdom)	40,832	3,607,513
Seagen Inc *	24,576	3,880,059
Sysco Corp	133,990	10,417,723
The a2 Milk Co Ltd * (New Zealand)	260,074	1,169,847
The Cooper Cos Inc	15,902	6,301,486
The Procter & Gamble Co	159,160	21,475,459
Thermo Fisher Scientific Inc	6,425	3,241,220
UnitedHealth Group Inc	79,994	32,032,797

		218,087,660

Energy - 1.9%

Cabot Oil & Gas Corp	383,616	6,697,936
Magellan Midstream Partners LP	148,276	7,252,179
Valero Energy Corp	79,492	6,206,735

		20,156,850

Financial - 15.8%

Capital One Financial Corp	154,210	23,854,745
CIT Group Inc	122,785	6,334,478
Equitable Holdings Inc	696,139	21,197,433
Intercontinental Exchange Inc	155,126	18,413,456
JPMorgan Chase & Co	217,864	33,886,567
Mastercard Inc ‘A’	45,156	16,486,004
Prologis Inc REIT	230,658	27,570,551
Rocket Cos Inc ‘A’	291,006	5,630,966
The Allstate Corp	68,542	8,940,618
The Progressive Corp	102,988	10,114,451

		172,429,269

Industrial - 11.5%

Caterpillar Inc	47,125	10,255,814
Hubbell Inc	29,172	5,450,496

	Shares	Value
Otis Worldwide Corp	225,004	$18,398,577
Raytheon Technologies Corp	228,076	19,457,164
Rockwell Automation Inc	30,219	8,643,238
Union Pacific Corp	56,398	12,403,612
United Parcel Service Inc ‘B’	144,683	30,089,724
Vulcan Materials Co	72,051	12,541,918
Waste Connections Inc	65,838	7,863,032

		125,103,575

Technology - 23.0%

Accenture PLC ‘A’	56,754	16,730,512
Amdocs Ltd	84,899	6,567,787
Apple Inc	137,028	18,767,355
Applied Materials Inc	172,078	24,503,907
Fiserv Inc *	138,714	14,827,139
Manhattan Associates Inc *	7,514	1,088,328
Microsoft Corp	303,275	82,157,197
QUALCOMM Inc	190,897	27,284,908
Snowflake Inc ‘A’ *	15,352	3,712,114
Texas Instruments Inc	103,042	19,814,977
VMware Inc ‘A’ *	68,372	10,937,469
Workday Inc ‘A’ *	58,193	13,892,997
Zynga Inc ‘A’ *	974,058	10,354,236

		250,638,926

Utilities - 1.9%

American Water Works Co Inc	31,105	4,794,214
FirstEnergy Corp	426,412	15,866,790

		20,661,004

Total Common Stocks (Cost $751,194,259)		1,088,668,519

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $3,669,805; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $3,743,229)	$3,669,805	3,669,805

Total Short-Term Investment (Cost $3,669,805)		3,669,805

TOTAL INVESTMENTS - 100.2% (Cost $754,864,064)		1,092,338,324

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,712,400)

NET ASSETS - 100.0%		$1,090,625,924

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	23.0%
Consumer, Non-Cyclical	20.0%
Communications	17.7%
Financial	15.8%
Industrial	11.5%
Consumer, Cyclical	7.6%
Others (each less than 3.0%)	4.6%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$5,583,737	$5,583,737	$-	$-
	Communications	192,658,030	192,658,030	-	-
	Consumer, Cyclical	83,349,468	83,349,468	-	-
	Consumer, Non-Cyclical	218,087,660	210,786,509	7,301,151	-
	Energy	20,156,850	20,156,850	-	-
	Financial	172,429,269	172,429,269	-	-
	Industrial	125,103,575	125,103,575	-	-
	Technology	250,638,926	250,638,926	-	-
	Utilities	20,661,004	20,661,004	-	-

	Total Common Stocks	1,088,668,519	1,081,367,368	7,301,151	-

	Short-Term Investment	3,669,805	-	3,669,805	-

	Total	$1,092,338,324	$1,081,367,368	$10,970,956	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Basic Materials - 5.9%

Alcoa Corp *	82,267	$3,030,716
CF Industries Holdings Inc	47,057	2,421,083
Eastman Chemical Co	12,853	1,500,588
Freeport-McMoRan Inc	458,579	17,017,867
Hecla Mining Co	809,825	6,025,098
Huntsman Corp	216,272	5,735,533
Kirkland Lake Gold Ltd (Canada)	129,063	4,972,797
The Mosaic Co	145,594	4,645,905
Westlake Chemical Corp	31,749	2,860,267

		48,209,854

Communications - 6.5%

Arista Networks Inc *	16,645	6,030,650
Booking Holdings Inc *	885	1,936,460
Chewy Inc ‘A’ *	10,071	802,759
Discovery Inc ‘A’ *	30,151	925,033
eBay Inc	17,517	1,229,869
Etsy Inc *	11,010	2,266,298
Expedia Group Inc *	15,051	2,463,999
IAC/InterActiveCorp *	7,899	1,217,789
Match Group Inc *	16,892	2,723,835
MediaAlpha Inc ‘A’ *	44,754	1,884,143
Pinterest Inc ‘A’ *	50,884	4,017,292
Roku Inc *	28,098	12,904,007
Spotify Technology SA *	8,153	2,246,885
The Trade Desk Inc ‘A’ *	35,943	2,780,551
Twitter Inc *	85,024	5,850,501
Vimeo Inc *	48,956	2,398,844
Wayfair Inc ‘A’ *	4,416	1,394,175

		53,073,090

Consumer, Cyclical - 11.9%

Alaska Air Group Inc *	12,531	755,745
American Eagle Outfitters Inc	95,654	3,589,895
Aptiv PLC *	26,040	4,096,873
Best Buy Co Inc	48,285	5,551,809
Brunswick Corp	26,794	2,669,218
Burlington Stores Inc *	6,306	2,030,469
Casey’s General Stores Inc	30,544	5,945,084
Chipotle Mexican Grill Inc *	4,130	6,402,904
Copart Inc *	14,505	1,912,194
Darden Restaurants Inc	28,751	4,197,358
Dollar General Corp	19,984	4,324,338
DR Horton Inc	49,122	4,439,155
Floor & Decor Holdings Inc ‘A’ *	26,956	2,849,249
IAA Inc *	32,276	1,760,333
JetBlue Airways Corp *	36,397	610,742
Lear Corp	28,787	5,045,785
Live Nation Entertainment Inc *	36,110	3,162,875
LKQ Corp *	68,932	3,392,833
O’Reilly Automotive Inc *	4,412	2,498,119
Ollie’s Bargain Outlet Holdings Inc *	23,654	1,990,011
Polaris Inc	35,721	4,892,348
Southwest Airlines Co *	49,230	2,613,621
Texas Roadhouse Inc	54,656	5,257,907
The Scotts Miracle-Gro Co	11,000	2,111,120
Thor Industries Inc	22,186	2,507,018
Tractor Supply Co	11,359	2,113,456
Ulta Beauty Inc *	9,764	3,376,098
Vail Resorts Inc *	2,285	723,248
WW Grainger Inc	11,172	4,893,336
YETI Holdings Inc *	20,090	1,844,664

		97,557,805

Consumer, Non-Cyclical - 20.1%

ABIOMED Inc *	12,107	3,778,716
Align Technology Inc *	2,353	1,437,683

	Shares	Value
AMERCO	5,684	$3,350,150
AmerisourceBergen Corp	72,048	8,248,776
Biogen Inc *	10,651	3,688,122
BioMarin Pharmaceutical Inc *	87,473	7,298,747
Booz Allen Hamilton Holding Corp	25,923	2,208,121
CareDx Inc *	8,648	791,465
CoStar Group Inc *	18,210	1,508,152
Darling Ingredients Inc *	244,115	16,477,762
DexCom Inc *	8,361	3,570,147
Edwards Lifesciences Corp *	23,822	2,467,245
Euronet Worldwide Inc *	9,118	1,234,121
Exelixis Inc *	180,250	3,284,155
Henry Schein Inc *	81,965	6,080,983
Horizon Therapeutics PLC *	192,144	17,992,364
IDEXX Laboratories Inc *	3,139	1,982,435
Insulet Corp *	17,436	4,786,356
Lamb Weston Holdings Inc	39,972	3,224,142
MarketAxess Holdings Inc	2,057	953,605
Masimo Corp *	10,632	2,577,728
Molina Healthcare Inc *	26,139	6,614,735
Neurocrine Biosciences Inc *	37,263	3,626,435
Novocure Ltd *	7,507	1,665,203
NuVasive Inc *	78,478	5,319,239
Omnicell Inc *	12,690	1,921,901
Quanta Services Inc	114,803	10,397,708
Robert Half International Inc	60,818	5,410,977
Teleflex Inc	6,478	2,602,796
The Boston Beer Co Inc ‘A’ *	2,445	2,495,856
The Hain Celestial Group Inc *	228,283	9,158,714
United Rentals Inc *	24,626	7,855,940
Universal Health Services Inc ‘B’	36,807	5,389,649
Vertex Pharmaceuticals Inc *	23,267	4,691,325

		164,091,453

Energy - 5.9%

Baker Hughes Co	57,514	1,315,345
Enphase Energy Inc *	35,753	6,565,323
EOG Resources Inc	257,121	21,454,176
EQT Corp *	73,483	1,635,732
Hess Corp	57,293	5,002,825
Marathon Petroleum Corp	26,011	1,571,585
Pioneer Natural Resources Co	52,906	8,598,283
SolarEdge Technologies Inc *	8,055	2,226,160

		48,369,429

Financial - 17.5%

Agree Realty Corp REIT	53,501	3,771,285
Ally Financial Inc	201,193	10,027,459
Americold Realty Trust REIT	238,694	9,034,568
Arch Capital Group Ltd *	195,926	7,629,358
Brown & Brown Inc	83,611	4,443,089
Citizens Financial Group Inc	99,030	4,542,506
Discover Financial Services	36,167	4,278,194
Evercore Inc ‘A’	63,775	8,977,607
Everest Re Group Ltd	20,583	5,187,122
eXp World Holdings Inc *	85,717	3,323,248
Healthcare Realty Trust Inc REIT	235,969	7,126,264
Host Hotels & Resorts Inc REIT *	144,451	2,468,668
Lincoln National Corp	147,182	9,248,917
Mid-America Apartment Communities Inc REIT	58,548	9,860,654
Signature Bank	26,841	6,593,492
STAG Industrial Inc REIT	449,404	16,821,192
SVB Financial Group *	12,322	6,856,330
Synovus Financial Corp	157,736	6,921,456
The Hartford Financial Services Group Inc	52,608	3,260,118
Voya Financial Inc	63,230	3,888,645
White Mountains Insurance Group Ltd	7,970	9,149,799

		143,409,971

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Industrial - 12.7%

AGCO Corp	28,023	$3,653,639
BWX Technologies Inc	69,462	4,037,131
Carlisle Cos Inc	9,534	1,824,617
Carrier Global Corp	140,138	6,810,707
Chart Industries Inc *	37,801	5,531,042
Eagle Materials Inc	40,882	5,809,741
Eaton Corp PLC	19,696	2,918,553
Garmin Ltd	27,699	4,006,383
Generac Holdings Inc *	32,434	13,464,975
Hexcel Corp *	38,309	2,390,482
Huntington Ingalls Industries Inc	16,881	3,557,671
Knight-Swift Transportation Holdings Inc	73,749	3,352,630
L3Harris Technologies Inc	17,724	3,831,043
Martin Marietta Materials Inc	15,925	5,602,574
Owens Corning	48,141	4,713,004
Parker-Hannifin Corp	13,967	4,289,405
Pentair PLC	75,828	5,117,632
Textron Inc	75,620	5,200,387
The Timken Co	44,063	3,551,037
Universal Display Corp	18,379	4,086,203
Vulcan Materials Co	28,986	5,045,593
Xylem Inc	38,827	4,657,687

		103,452,136

Technology - 15.0%

C3.ai Inc ‘A’ *	48,148	3,010,694
Crowdstrike Holdings Inc ‘A’ *	25,116	6,311,902
DocuSign Inc *	23,296	6,512,863
DXC Technology Co *	218,890	8,523,577
KLA Corp	38,320	12,423,727
Lumentum Holdings Inc *	47,973	3,935,225
Monolithic Power Systems Inc	7,629	2,849,050
MSCI Inc	1,434	764,437
NXP Semiconductors NV (China)	9,045	1,860,737
ON Semiconductor Corp *	124,888	4,780,713
Pure Storage Inc ‘A’ *	39,623	773,837
Skyworks Solutions Inc	38,599	7,401,358
Splunk Inc *	40,249	5,819,200
Teradata Corp *	424,416	21,208,068
Teradyne Inc	63,539	8,511,684
Twilio Inc ‘A’ *	24,033	9,472,847
Zebra Technologies Corp ‘A’ *	15,105	7,997,947
Zscaler Inc *	22,061	4,766,500
Zynga Inc ‘A’ *	513,162	5,454,912

		122,379,278

Utilities - 4.3%

CenterPoint Energy Inc	462,499	11,340,475
Evergy Inc	145,895	8,816,435
ONE Gas Inc	43,621	3,233,189
WEC Energy Group Inc	127,837	11,371,101

		34,761,200

Total Common Stocks (Cost $666,753,551)		815,304,216

	Principal Amount	Value

SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $4,454,458; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $4,543,640)	$4,454,458	$4,454,458

Total Short-Term Investment (Cost $4,454,458)		4,454,458

TOTAL INVESTMENTS - 100.3% (Cost $671,208,009)		819,758,674

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(2,783,487)

NET ASSETS - 100.0%		$816,975,187

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	20.1%
Financial	17.5%
Technology	15.0%
Industrial	12.7%
Consumer, Cyclical	11.9%
Communications	6.5%
Energy	5.9%
Basic Materials	5.9%
Utilities	4.3%
Others (each less than 3.0%)	0.5%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$815,304,216	$815,304,216	$-	$-
	Short-Term Investment	4,454,458	-	4,454,458	-

	Total	$819,758,674	$815,304,216	$4,454,458	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Basic Materials - 1.3%

RPM International Inc	192,594	$17,079,236

Communications - 6.6%

Arista Networks Inc *	79,678	28,868,136
Pinterest Inc ‘A’ *	177,241	13,993,177
Q2 Holdings Inc *	60,710	6,227,632
Twitter Inc *	282,376	19,430,292
Zendesk Inc *	113,946	16,446,966

		84,966,203

Consumer, Cyclical - 16.3%

BorgWarner Inc	494,825	24,018,805
Canada Goose Holdings Inc * (Canada)	346,477	15,154,904
Chipotle Mexican Grill Inc *	27,744	43,012,633
Dollar Tree Inc *	168,079	16,723,861
Fastenal Co	456,693	23,748,036
Lululemon Athletica Inc *	42,151	15,383,850
National Vision Holdings Inc *	316,627	16,189,139
The Scotts Miracle-Gro Co	73,405	14,087,888
Ulta Beauty Inc *	77,391	26,759,486
Vail Resorts Inc *	45,035	14,254,478

		209,333,080

Consumer, Non-Cyclical - 27.5%

10X Genomics Inc ‘A’ *	61,249	11,993,779
ABIOMED Inc *	59,111	18,449,134
Bio-Techne Corp	41,718	18,783,947
CoStar Group Inc *	461,560	38,226,399
DexCom Inc *	88,333	37,718,191
Edwards Lifesciences Corp *	184,410	19,099,344
Envista Holdings Corp *	394,470	17,045,049
Genmab AS ADR * (Denmark)	456,665	18,645,632
Glaukos Corp *	136,050	11,541,121
Horizon Therapeutics PLC *	173,901	16,284,090
Intuitive Surgical Inc *	21,097	19,401,645
MarketAxess Holdings Inc	73,275	33,969,557
Masimo Corp *	58,993	14,302,853
Repligen Corp *	43,171	8,617,795
Seagen Inc *	124,936	19,724,896
The Hershey Co	92,802	16,164,252
TransUnion	231,097	25,376,762
Zimmer Biomet Holdings Inc	39,914	6,418,969

		351,763,415

Financial - 3.7%

First Republic Bank	131,828	24,674,247
SVB Financial Group *	40,672	22,631,121

		47,305,368

Industrial - 17.3%

Agilent Technologies Inc	108,618	16,054,827
AO Smith Corp	306,643	22,096,695
CAE Inc * (Canada)	205,501	6,329,431
IDEX Corp	84,195	18,527,110
II-VI Inc *	360,033	26,134,795
Keysight Technologies Inc *	166,027	25,636,229
Novanta Inc *	70,482	9,498,154
The Middleby Corp *	140,077	24,269,741
Trane Technologies PLC	69,652	12,825,719
Trex Co Inc *	231,443	23,655,789
Trimble Inc *	215,640	17,645,821
Universal Display Corp	83,551	18,575,894

		221,250,205

	Shares	Value
Technology - 26.3%

Brooks Automation Inc	149,668	$14,260,367
Cerner Corp	336,537	26,303,732
Crowdstrike Holdings Inc ‘A’ *	95,369	23,967,183
DocuSign Inc *	145,778	40,755,155
Electronic Arts Inc ‡	198,314	28,523,503
Five9 Inc *	130,639	23,957,886
Guidewire Software Inc *	174,706	19,692,860
Marvell Technology Inc	420,621	24,534,823
Microchip Technology Inc	166,096	24,871,215
Monolithic Power Systems Inc	88,112	32,905,426
Paycom Software Inc *	57,603	20,936,962
SkyWater Technology Inc *	110,535	3,166,828
Teradyne Inc	232,111	31,093,590
Tyler Technologies Inc *	47,445	21,462,695

		336,432,225

Total Common Stocks (Cost $814,611,871)		1,268,129,732

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $13,159,290; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $13,422,492)	$13,159,290	13,159,290

Total Short-Term Investment (Cost $13,159,290)		13,159,290

TOTAL INVESTMENTS - 100.0% (Cost $827,771,161)		1,281,289,022

DERIVATIVES - (0.0%)		(9,100)

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(260,419)

NET ASSETS - 100.0%		$1,281,019,503

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	27.5%
Technology	26.3%
Industrial	17.3%
Consumer, Cyclical	16.3%
Communications	6.6%
Financial	3.7%
Others (each less than 3.0%)	2.3%

	100.0%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	As of June 30, 2021, an investment with a value of $14,383,000 was fully or partially segregated with the broker(s)/custodian as collateral for Option contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(c)	Premiums received and value of written options outstanding as of June 30, 2021 were as follows:

Options on Securities
Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - Glaukos Corp	$90.00	07/16/21	OCC	130	$1,170,000	$11,565	($9,100)

Total Written Options						$11,565	($9,100)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,268,129,732	$1,268,129,732	$-	$-
	Short-Term Investment	13,159,290	-	13,159,290	-

	Total Assets	1,281,289,022	1,268,129,732	13,159,290	-

Liabilities	Derivatives:
	Equity Contracts
	Written options	(9,100)	-	(9,100)	-

	Total Liabilities	(9,100)	-	(9,100)	-

	Total	$1,281,279,922	$1,268,129,732	$13,150,190	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Basic Materials - 4.0%

DuPont de Nemours Inc	85,213	$6,596,338
FMC Corp	83,573	9,042,599
Ingevity Corp *	44,521	3,622,228
PPG Industries Inc	27,169	4,612,481
Steel Dynamics Inc	37,806	2,253,238
The Mosaic Co	122,015	3,893,499
Valvoline Inc	131,639	4,273,002

		34,293,385

Communications - 3.8%

Altice USA Inc ‘A’ *	121,804	4,158,388
CommScope Holding Co Inc *	135,077	2,878,491
eBay Inc	73,795	5,181,147
Expedia Group Inc *	28,499	4,665,571
Maxar Technologies Inc	89,298	3,564,776
NortonLifeLock Inc	149,831	4,078,400
TEGNA Inc	268,935	5,045,221
Yelp Inc *	75,758	3,027,290

		32,599,284

Consumer, Cyclical - 15.1%

Alaska Air Group Inc *	92,865	5,600,688
Allison Transmission Holdings Inc	127,793	5,078,494
AutoZone Inc *	8,394	12,525,695
Best Buy Co Inc	22,048	2,535,079
Cummins Inc	20,778	5,065,884
Darden Restaurants Inc	27,476	4,011,221
Dollar Tree Inc *	23,351	2,323,425
Foot Locker Inc	74,483	4,590,387
Gentex Corp	124,811	4,129,996
Harley-Davidson Inc	176,334	8,079,624
Hasbro Inc	52,549	4,966,931
International Game Technology PLC *	84,617	2,027,423
Las Vegas Sands Corp *	92,153	4,855,542
Lear Corp	27,806	4,873,836
Live Nation Entertainment Inc *	46,127	4,040,264
LKQ Corp *	92,752	4,565,253
Marriott International Inc ‘A’ *	32,337	4,414,647
Mohawk Industries Inc *	36,186	6,954,587
Polaris Inc	33,957	4,650,751
Ross Stores Inc	47,346	5,870,904
Southwest Airlines Co *	53,936	2,863,462
Tempur Sealy International Inc	73,930	2,897,317
Travel & Leisure Co	58,244	3,462,606
Ulta Beauty Inc *	13,839	4,785,111
Whirlpool Corp	35,579	7,756,934
Wyndham Hotels & Resorts Inc	73,330	5,301,026

		128,227,087

Consumer, Non-Cyclical - 13.7%

AmerisourceBergen Corp	64,162	7,345,907
ASGN Inc *	60,797	5,893,053
Avantor Inc *	208,661	7,409,552
Avery Dennison Corp	15,874	3,337,350
Boston Scientific Corp *	73,589	3,146,666
Centene Corp *	87,340	6,369,706
Coca-Cola Europacific Partners PLC (United Kingdom)	122,446	7,263,497
Corteva Inc	143,928	6,383,207
EVERTEC Inc	117,327	5,121,324
HCA Healthcare Inc	25,466	5,264,841
Humana Inc	18,507	8,193,419
ICON PLC * (Ireland)	32,288	6,674,252
IQVIA Holdings Inc *	12,965	3,141,679
Jazz Pharmaceuticals PLC *	16,132	2,865,688
Laboratory Corp of America Holdings *	11,480	3,166,758

	Shares	Value
Molina Healthcare Inc *	17,654	$4,467,521
Nomad Foods Ltd * (United Kingdom)	116,575	3,295,575
Robert Half International Inc	73,407	6,531,021
Universal Health Services Inc ‘B’	59,054	8,647,277
US Foods Holding Corp *	101,010	3,874,744
Zimmer Biomet Holdings Inc	49,574	7,972,491

		116,365,528

Energy - 7.2%

ChampionX Corp *	229,849	5,895,627
ConocoPhillips	143,786	8,756,567
Diamondback Energy Inc	55,211	5,183,761
Halliburton Co	228,212	5,276,261
Helmerich & Payne Inc	123,998	4,046,055
HollyFrontier Corp	127,003	4,178,399
Marathon Petroleum Corp	121,954	7,368,461
Pioneer Natural Resources Co	40,384	6,563,208
Schlumberger NV	311,047	9,956,614
Valero Energy Corp	51,014	3,983,173

		61,208,126

Financial - 25.6%

Aflac Inc	63,354	3,399,576
Alleghany Corp *	11,323	7,553,234
American Homes 4 Rent ‘A’ REIT	129,170	5,018,254
American International Group Inc	113,656	5,410,026
Ameriprise Financial Inc	67,680	16,844,198
Aon PLC ‘A’	21,425	5,115,433
Capital One Financial Corp	27,043	4,183,282
Cousins Properties Inc REIT	128,411	4,722,957
CyrusOne Inc REIT	54,346	3,886,826
Discover Financial Services	93,640	11,076,676
Duke Realty Corp REIT	157,110	7,439,158
East West Bancorp Inc	131,745	9,444,799
Equity Residential REIT	97,055	7,473,235
Essent Group Ltd	52,078	2,340,906
Essex Property Trust Inc REIT	18,609	5,582,886
Everest Re Group Ltd	27,270	6,872,313
Fifth Third Bancorp	465,992	17,814,874
Globe Life Inc	48,464	4,616,196
Healthpeak Properties Inc REIT	129,690	4,317,380
Huntington Bancshares Inc	1,002,067	14,299,496
KeyCorp	624,177	12,889,255
Kilroy Realty Corp REIT	63,901	4,450,066
Lamar Advertising Co ‘A’ REIT	36,406	3,801,515
Regency Centers Corp REIT	110,232	7,062,564
RenaissanceRe Holdings Ltd (Bermuda)	18,837	2,803,322
SLM Corp	247,479	5,182,210
State Street Corp	52,074	4,284,649
Synchrony Financial	84,453	4,097,660
The Travelers Cos Inc	22,365	3,348,264
Truist Financial Corp	188,353	10,453,591
Welltower Inc REIT	99,504	8,268,782
Willis Towers Watson PLC	14,259	3,279,855

		217,333,438

Industrial - 18.9%

Altra Industrial Motion Corp	74,513	4,844,835
AMETEK Inc	85,392	11,399,832
BWX Technologies Inc	91,588	5,323,095
Crown Holdings Inc	48,691	4,976,707
Curtiss-Wright Corp	31,866	3,784,406
Dover Corp	84,695	12,755,067
Eagle Materials Inc	23,831	3,386,623
Eaton Corp PLC	81,111	12,019,028
Expeditors International of Washington Inc	33,205	4,203,753
Flex Ltd *	213,512	3,815,459
General Dynamics Corp	30,380	5,719,339
Hexcel Corp *	95,930	5,986,032
Howmet Aerospace Inc *	258,097	8,896,604

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Hubbell Inc	13,688	$2,557,466
Huntington Ingalls Industries Inc	22,489	4,739,557
ITT Inc	72,561	6,645,862
L3Harris Technologies Inc	30,588	6,611,596
Masco Corp	68,553	4,038,457
Oshkosh Corp	60,258	7,510,557
Owens Corning	41,825	4,094,667
Parker-Hannifin Corp	28,184	8,655,588
Sensata Technologies Holding PLC *	51,941	3,011,020
TE Connectivity Ltd	82,495	11,154,149
Textron Inc	149,597	10,287,786
Vertiv Holdings Co	167,416	4,570,457

		160,987,942

Technology - 6.9%

Amdocs Ltd	40,787	3,155,282
KLA Corp	12,662	4,105,147
Leidos Holdings Inc	57,830	5,846,613
NetApp Inc	66,278	5,422,866
NXP Semiconductors NV (China)	50,675	10,424,861
Qorvo Inc *	59,603	11,661,327
Science Applications International Corp	44,807	3,930,918
SS&C Technologies Holdings Inc	61,353	4,421,097
Western Digital Corp *	95,968	6,830,043
Xerox Holdings Corp	127,970	3,006,015

		58,804,169

Utilities - 4.0%

American Electric Power Co Inc	39,178	3,314,067
CenterPoint Energy Inc	425,404	10,430,906
DTE Energy Co	42,345	5,487,912
Edison International	104,316	6,031,551
Entergy Corp	54,050	5,388,785
PG&E Corp *	350,259	3,562,134

		34,215,355

Total Common Stocks (Cost $596,327,249)		844,034,314

	Principal Amount	Value

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

State Street Bank & Trust Co 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $5,460,723; collateralized by Federal Home Loan Mortgage Corp 3.500% due 08/01/2047 and value $5,569,938)	$5,460,723	$5,460,723

Total Short-Term Investment (Cost $5,460,723)		5,460,723

TOTAL INVESTMENTS - 99.8% (Cost $601,787,972)		849,495,037

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,561,343

NET ASSETS - 100.0%		$851,056,380

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows

Financial	25.6%
Industrial	18.9%
Consumer, Cyclical	15.1%
Consumer, Non-Cyclical	13.7%
Energy	7.2%
Technology	6.9%
Basic Materials	4.0%
Utilities	4.0%
Communications	3.8%
Others (each less than 3.0%)	0.6%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$844,034,314	$844,034,314	$-	$-
	Short-Term Investment	5,460,723	-	5,460,723	-

	Total	$849,495,037	$844,034,314	$5,460,723	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Contra Aduro Biotechnologies Inc - Contingent Value Rights * Ω ±	154	$462

Total Rights (Cost $0)		462

WARRANTS - 0.0%

Energy - 0.0%

Nabors Industries Ltd Exercise @ $166.67 Exp 06/11/26 *	57	570

Total Warrants (Cost $0)		570

COMMON STOCKS - 98.3%

Basic Materials - 5.3%

AdvanSix Inc *	4,353	129,981
Allegheny Technologies Inc *	8,328	173,639
American Vanguard Corp	3,916	68,569
Amyris Inc *	24,106	394,615
Arconic Corp *	17,977	640,341
Ashland Global Holdings Inc	57,686	5,047,525
Cabot Corp	51,866	2,952,731
Carpenter Technology Corp	7,775	312,710
Century Aluminum Co *	7,788	100,387
Clearwater Paper Corp *	2,644	76,597
Coeur Mining Inc *	12,810	113,753
Commercial Metals Co	19,468	598,057
Constellium SE *	19,903	377,162
Domtar Corp *	8,258	453,860
Elementis PLC * (United Kingdom)	1,099,069	2,291,155
Energy Fuels Inc *	3,592	21,732
Ferro Corp *	2,444	52,717
Gatos Silver Inc *	995	17,402
GCP Applied Technologies Inc *	7,945	184,801
Glatfelter Corp	7,566	105,697
Hawkins Inc	1,330	43,557
HB Fuller Co	6,811	433,248
Hecla Mining Co	61,302	456,087
Innospec Inc	2,752	249,359
Intrepid Potash Inc *	1,673	53,302
Kaiser Aluminum Corp	14,324	1,768,871
Koppers Holdings Inc *	3,184	103,002
Kraton Corp *	5,210	168,231
Kronos Worldwide Inc	3,649	52,254
Minerals Technologies Inc	76,863	6,046,812
Neenah Inc	2,803	140,626
Oil-Dri Corp of America	1,131	38,658
PolyMet Mining Corp * (Canada)	2,617	9,447
PQ Group Holdings Inc	8,193	125,844
Rayonier Advanced Materials Inc *	10,145	67,870
Rogers Corp *	414	83,131
Schnitzer Steel Industries Inc ‘A’	3,993	195,857
Schweitzer-Mauduit International Inc	5,139	207,513
Sensient Technologies Corp	3,478	301,056
Stepan Co	3,210	386,067
Tronox Holdings PLC ‘A’	18,545	415,408
United States Lime & Minerals Inc	299	41,588
Valhi Inc	292	7,104
Verso Corp ‘A’	5,322	94,199
Zymergen Inc *	2,394	95,784

		25,698,306

	Shares	Value
Communications - 1.7%

A10 Network8s Inc *	1,592	$17,926
ADTRAN Inc	7,541	155,722
Advantage Solutions Inc *	12,365	133,418
AMC Networks Inc ‘A’ *	2,378	158,850
Anterix Inc *	1,269	76,127
ATN International Inc	1,833	83,383
Aviat Networks Inc *	1,084	35,523
Boston Omaha Corp ‘A’ *	2,819	89,390
Calix Inc *	1,519	72,152
Cars.com Inc *	9,903	141,910
ChannelAdvisor Corp *	1,360	33,334
Cincinnati Bell Inc *	3,938	60,724
Clear Channel Outdoor Holdings Inc *	54,216	143,130
comScore Inc *	11,373	56,865
Consolidated Communications Holdings Inc *	12,043	105,858
CuriosityStream Inc *	3,445	46,990
DZS Inc *	1,689	35,047
EchoStar Corp ‘A’ *	6,718	163,180
Entercom Communications Corp *	19,993	86,170
Entravision Communications Corp ‘A’	9,351	62,465
ePlus Inc *	2,090	181,182
Fluent Inc *	8,465	24,802
Gannett Co Inc *	22,964	126,072
Globalstar Inc *	11,794	20,993
Gogo Inc *	8,862	100,850
Gray Television Inc	13,862	324,371
Groupon Inc *	605	26,112
Harmonic Inc *	12,535	106,798
HC2 Holdings Inc *	7,318	29,126
HealthStream Inc *	4,386	122,545
Hemisphere Media Group Inc *	2,476	29,217
Houghton Mifflin Harcourt Co *	1,390	15,346
IDT Corp ‘B’ *	884	32,673
iHeartMedia Inc ‘A’ *	9,914	266,984
Inseego Corp *	10,622	107,176
InterDigital Inc	3,191	233,039
Iridium Communications Inc *	4,913	196,471
KVH Industries Inc *	2,716	33,407
Lands’ End Inc *	2,318	95,154
Liberty Latin America Ltd ‘A’ * (Chile)	7,262	100,651
Liberty Latin America Ltd ‘C’ * (Chile)	24,897	351,048
Limelight Networks Inc *	20,045	63,142
Maxar Technologies Inc	11,714	467,623
MDC Partners Inc ‘A’ *	8,863	51,848
MediaAlpha Inc ‘A’ *	325	13,682
Meredith Corp *	2,563	111,337
MSG Networks Inc ‘A’ *	4,903	71,486
National CineMedia Inc	9,394	47,628
NeoPhotonics Corp *	8,112	82,823
NETGEAR Inc *	4,988	191,140
Ooma Inc *	1,479	27,894
Plantronics Inc *	3,299	137,667
Preformed Line Products Co	563	41,775
Revolve Group Inc *	2,173	149,720
Ribbon Communications Inc *	11,922	90,726
Scholastic Corp	4,843	183,501
Shenandoah Telecommunications Co	5,223	253,368
Sinclair Broadcast Group Inc ‘A’	6,719	223,205
Stamps.com Inc *	938	187,872
TEGNA Inc	36,067	676,617
Telephone & Data Systems Inc	16,655	377,402
The EW Scripps Co ‘A’	9,319	190,014
Thryv Holdings Inc *	153	5,473
TrueCar Inc *	16,485	93,140
United States Cellular Corp *	2,487	90,303
Value Line Inc	232	7,192
Viavi Solutions Inc *	3,606	63,682

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
VirnetX Holding Corp *	10,078	$43,033
WideOpenWest Inc *	3,428	70,994
Yelp Inc *	1,100	43,956

		8,340,424

Consumer, Cyclical - 15.4%

A-Mark Precious Metals Inc	1,377	64,031
Abercrombie & Fitch Co ‘A’ *	9,286	431,149
Academy Sports & Outdoors Inc *	10,077	415,575
Acushnet Holdings Corp	4,021	198,637
Adient PLC *	13,525	611,330
Aeva Technologies Inc *	4,043	42,735
AMC Entertainment Holdings Inc ‘A’ *	66,563	3,772,791
America’s Car-Mart Inc *	190	26,927
American Axle & Manufacturing Holdings Inc *	9,352	96,793
Avient Corp	135,016	6,637,387
Barnes & Noble Education Inc *	6,144	44,298
Bassett Furniture Industries Inc	1,416	34,480
Beacon Roofing Supply Inc *	2,449	130,409
Beazer Homes USA Inc *	4,225	81,500
Bed Bath & Beyond Inc *	79,365	2,642,061
Big 5 Sporting Goods Corp	3,328	85,463
Big Lots Inc	5,686	375,333
Biglari Holdings Inc ‘B’ *	127	20,253
BJ’s Restaurants Inc *	317	15,577
BJ’s Wholesale Club Holdings Inc *	9,419	448,156
Blue Bird Corp *	1,501	37,315
Bluegreen Vacations Holding Corp *	1,233	22,194
BRP Inc	6,052	473,575
Brunswick Corp	37,292	3,715,029
Callaway Golf Co	18,802	634,191
Cannae Holdings Inc *	14,198	481,454
Canoo Inc *	7,085	70,425
CarLotz Inc *	7,037	38,422
Carrols Restaurant Group Inc *	5,742	34,509
Carter’s Inc	11,369	1,172,940
Cavco Industries Inc *	428	95,097
Century Communities Inc	1,747	116,245
Chicken Soup For The Soul Entertainment Inc *	1,309	54,193
Chico’s FAS Inc *	15,907	104,668
Chuy’s Holdings Inc *	1,785	66,509
Cinemark Holdings Inc *	3,264	71,645
Clean Energy Fuels Corp *	22,698	230,385
Commercial Vehicle Group Inc *	2,993	31,816
CompX International Inc	335	6,958
Conn’s Inc *	2,999	76,475
Cooper-Standard Holdings Inc *	2,672	77,488
Core-Mark Holding Co Inc	4,981	224,195
Daktronics Inc *	7,441	49,036
Dalata Hotel Group PLC * (Ireland)	429,708	1,958,242
Dana Inc	11,167	265,328
Dave & Buster’s Entertainment Inc *	3,842	155,985
Del Taco Restaurants Inc	5,131	51,361
Denny’s Corp *	250,221	4,126,144
Dillard’s Inc ‘A’	1,041	188,296
Drive Shack Inc *	7,329	24,259
Dufry AG * (Switzerland)	71,715	4,255,445
El Pollo Loco Holdings Inc *	3,360	61,454
Eros STX Global Corp * (United Arab Emirates)	51,468	78,746
Escalade Inc	1,360	31,212
Ethan Allen Interiors Inc	3,574	98,642
Fiesta Restaurant Group Inc *	2,993	40,196
FirstCash Inc	6,228	476,068
Fisker Inc *	2,092	40,334
Flexsteel Industries Inc	1,005	40,592
Forestar Group Inc *	2,307	48,239
Fossil Group Inc *	7,736	110,470

	Shares	Value
Franchise Group Inc	3,972	$140,092
G-III Apparel Group Ltd *	7,298	239,812
GAN Ltd * (United Kingdom)	5,791	95,204
Genesco Inc *	2,400	152,832
Global Industrial Co	591	21,696
GMS Inc *	6,869	330,674
Green Brick Partners Inc *	3,633	82,614
Group 1 Automotive Inc	24,669	3,809,634
Guess? Inc	5,865	154,836
Hall of Fame Resort & Entertainment Co *	9,094	35,739
Hamilton Beach Brands Holding Co ‘A’	873	19,442
Haverty Furniture Cos Inc	1,644	70,297
Hawaiian Holdings Inc *	8,478	206,609
Healthcare Services Group Inc	5,940	187,526
Herman Miller Inc	9,701	457,305
Hibbett Inc *	484	43,381
Hilton Grand Vacations Inc *	115,035	4,761,299
HNI Corp	6,625	291,301
Hooker Furniture Corp	1,912	66,232
Hovnanian Enterprises Inc ‘A’ *	802	85,245
Hyliion Holdings Corp *	15,518	180,785
IMAX Corp *	7,547	162,260
Interface Inc	7,629	116,724
iRobot Corp *	417	38,944
Jack in the Box Inc	48,740	5,431,586
Johnson Outdoors Inc ‘A’	355	42,955
KAR Auction Services Inc *	20,614	361,776
KB Home	11,819	481,270
Kimball International Inc ‘B’	6,233	81,964
Knoll Inc	7,910	205,581
La-Z-Boy Inc	7,406	274,318
Landsea Homes Corp *	1,129	9,450
Lazydays Holdings Inc *	1,061	23,342
LCI Industries	14,915	1,960,129
Liberty TripAdvisor Holdings Inc ‘A’ *	3,339	13,590
Lifetime Brands Inc	2,141	32,051
Lions Gate Entertainment Corp ‘A’ *	10,096	208,987
Lions Gate Entertainment Corp ‘B’ *	18,156	332,255
Lordstown Motors Corp ‘A’ *	16,447	181,904
Lumber Liquidators Holdings Inc *	4,621	97,503
M/I Homes Inc *	4,856	284,902
Macy’s Inc *	45,893	870,131
Madison Square Garden Entertainment Corp *	3,131	262,910
MarineMax Inc *	1,705	83,102
MDC Holdings Inc	7,036	356,022
Meritage Homes Corp *	5,642	530,799
Meritor Inc *	1,875	43,913
Mesa Air Group Inc *	5,666	52,864
Methode Electronics Inc	6,160	303,134
Miller Industries Inc	1,885	74,344
Modine Manufacturing Co *	7,092	117,656
Monarch Casino & Resort Inc *	481	31,828
Motorcar Parts of America Inc *	2,860	64,178
Movado Group Inc	2,576	81,067
Nautilus Inc *	3,679	61,991
Navistar International Corp *	6,857	305,136
Nu Skin Enterprises Inc ‘A’	4,542	257,304
OneSpaWorld Holdings Ltd * (Bahamas)	4,870	47,190
Oxford Industries Inc	2,520	249,077
PC Connection Inc	1,747	80,834
PetMed Express Inc	525	16,721
PriceSmart Inc	3,563	324,269
Regis Corp *	700	6,552
Resideo Technologies Inc *	20,927	627,810
REV Group Inc	58,892	924,015
Rite Aid Corp *	9,045	147,433
Rocky Brands Inc	1,027	57,101
Romeo Power Inc *	1,397	11,372
Rush Enterprises Inc ‘A’	6,875	297,275

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Rush Enterprises Inc ‘B’	1,041	$39,704
ScanSource Inc *	3,978	111,901
SeaWorld Entertainment Inc *	3,911	195,315
Shift Technologies Inc *	8,039	68,975
Shoe Carnival Inc	190	13,602
Signet Jewelers Ltd (NYSE) *	1,918	154,955
SkyWest Inc *	8,276	356,447
Sleep Number Corp *	2,030	223,198
Sonic Automotive Inc ‘A’	3,709	165,941
Spirit Airlines Inc *	16,178	492,458
Standard Motor Products Inc	3,364	145,829
Steelcase Inc ‘A’	14,932	225,623
Superior Group of Cos Inc	1,414	33,809
Target Hospitality Corp *	2,400	8,904
Taylor Morrison Home Corp *	17,651	466,339
Tenneco Inc ‘A’ *	1,065	20,576
The Buckle Inc	397	19,751
The Cato Corp ‘A’	3,475	58,623
The Children’s Place Inc *	5,326	495,638
The Container Store Group Inc *	5,164	67,339
The Goodyear Tire & Rubber Co *	45,007	771,870
The Marcus Corp *	3,821	81,043
The ODP Corp *	8,070	387,441
Thor Industries Inc	12,519	1,414,647
Tilly’s Inc ‘A’	3,814	60,948
Titan International Inc *	6,498	55,103
Titan Machinery Inc *	3,308	102,350
TravelCenters of America Inc *	2,003	58,568
Tri Pointe Homes Inc *	18,204	390,112
Tupperware Brands Corp *	8,011	190,261
Unifi Inc *	2,165	52,739
UniFirst Corp	2,472	580,030
Universal Electronics Inc *	2,103	101,995
Urban Outfitters Inc *	3,457	142,498
Vera Bradley Inc *	4,248	52,633
Veritiv Corp *	2,546	156,375
Vista Outdoor Inc *	9,531	441,095
VOXX International Corp *	2,619	36,692
VSE Corp	1,772	87,732
Wabash National Corp	8,388	134,208
WESCO International Inc *	6,019	618,874
Winmark Corp	340	65,307
Workhorse Group Inc *	18,236	302,535
World Fuel Services Corp	10,565	335,227
XL Fleet Corp *	5,305	44,191
Zumiez Inc *	3,558	174,306

		74,374,443

Consumer, Non-Cyclical - 11.5%

2U Inc *	1,807	75,298
4D Molecular Therapeutics Inc *	1,421	34,218
89bio Inc *	1,556	29,097
ABM Industries Inc	11,047	489,934
Acacia Research Corp *	7,859	53,127
ACCO Brands Corp	15,267	131,754
AdaptHealth Corp *	12,825	351,533
Addus HomeCare Corp *	1,446	126,149
Adicet Bio Inc *	3,244	33,381
Adtalem Global Education Inc *	7,914	282,055
Adverum Biotechnologies Inc *	14,248	49,868
Aeglea BioTherapeutics Inc *	6,436	44,795
Agios Pharmaceuticals Inc *	10,066	554,737
Akebia Therapeutics Inc *	15,112	57,274
Akero Therapeutics Inc *	1,028	25,505
Akouos Inc *	3,861	48,456
Albireo Pharma Inc *	720	25,330
Allogene Therapeutics Inc *	6,622	172,702
Alphatec Holdings Inc *	996	15,259
Alta Equipment Group Inc *	2,491	33,105
Altimmune Inc *	5,288	52,087

	Shares	Value
American Public Education Inc *	2,958	$83,830
American Well Corp ‘A’ *	31,829	400,409
Amphastar Pharmaceuticals Inc *	4,124	83,140
AnaptysBio Inc *	3,142	81,472
AngioDynamics Inc *	5,984	162,346
ANI Pharmaceuticals Inc *	1,535	53,802
Anika Therapeutics Inc *	2,371	102,641
Annexon Inc *	5,065	114,013
API Group Corp * ~	29,303	612,140
Applied Therapeutics Inc *	756	15,710
Apria Inc *	623	17,444
AquaBounty Technologies Inc *	5,646	30,263
Arbutus Biopharma Corp * (Canada)	11,665	35,345
Arcturus Therapeutics Holdings Inc *	3,442	116,477
Arcus Biosciences Inc *	7,352	201,886
Arcutis Biotherapeutics Inc *	4,071	111,098
Ardelyx Inc *	3,352	25,408
Arena Pharmaceuticals Inc *	9,066	618,301
Asensus Surgical Inc *	26,405	83,704
ASGN Inc *	999	96,833
Atara Biotherapeutics Inc *	12,363	192,245
Atea Pharmaceuticals Inc *	9,613	206,487
Athenex Inc *	5,835	26,958
Athersys Inc *	4,452	6,411
Athira Pharma Inc *	5,206	53,309
Atossa Therapeutics Inc *	17,837	112,730
Atreca Inc ‘A’ *	4,176	35,580
Avanos Medical Inc *	7,929	288,378
Avid Bioservices Inc *	720	18,468
Avidity Biosciences Inc *	4,114	101,657
Avis Budget Group Inc *	8,338	649,447
Avrobio Inc *	5,921	52,638
B&G Foods Inc	10,513	344,826
Barrett Business Services Inc	1,247	90,545
BellRing Brands Inc ‘A’ *	2,466	77,284
BioCryst Pharmaceuticals Inc *	26,020	411,376
Biohaven Pharmaceutical Holding Co Ltd *	2,893	280,852
Bioventus Inc ‘A’ *	274	4,822
Black Diamond Therapeutics Inc *	3,666	44,689
Bluebird Bio Inc *	11,080	354,338
Blueprint Medicines Corp *	614	54,007
Bolt Biotherapeutics Inc *	1,828	28,261
Bridgebio Pharma Inc *	5,721	348,752
BrightView Holdings Inc *	6,460	104,135
Brookdale Senior Living Inc *	30,727	242,743
Brooklyn ImmunoTherapeutics Inc *	434	7,816
Cadiz Inc *	2,756	37,482
CAI International Inc	2,070	115,920
Cal-Maine Foods Inc	5,825	210,923
Cara Therapeutics Inc *	7,265	103,672
Cardiff Oncology Inc *	5,777	38,417
Carriage Services Inc	2,250	83,183
Cass Information Systems Inc	1,833	74,695
Castle Biosciences Inc *	273	20,019
Catalyst Pharmaceuticals Inc *	15,792	90,804
CBIZ Inc *	8,033	263,241
CEL-SCI Corp *	496	4,305
Celldex Therapeutics Inc *	1,344	44,943
Central Garden & Pet Co *	958	50,707
Central Garden & Pet Co ‘A’ *	4,320	208,656
Cerecor Inc *	1,387	4,535
ChemoCentryx Inc *	8,314	111,324
Chimerix Inc *	3,700	29,600
Chinook Therapeutics Inc *	5,125	72,365
Citius Pharmaceuticals Inc *	18,430	64,136
Clene Inc *	1,206	13,555
Cogent Biosciences Inc *	4,244	34,419
Community Health Systems Inc *	2,857	44,112
Constellation Pharmaceuticals Inc *	5,974	201,921
CoreCivic Inc REIT *	20,122	210,677

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
CorMedix Inc *	5,575	$38,245
Coursera Inc *	1,938	76,667
Covetrus Inc *	17,198	464,346
CRA International Inc	257	21,999
Crinetics Pharmaceuticals Inc *	880	16,588
Cross Country Healthcare Inc *	5,285	87,255
CryoLife Inc *	840	23,856
Cullinan Oncology Inc *	2,011	51,783
Curis Inc *	1,633	13,178
Custom Truck One Source Inc *	1,714	16,317
Cymabay Therapeutics Inc *	10,953	47,755
Cytokinetics Inc *	775	15,337
CytomX Therapeutics Inc *	1,526	9,660
Deciphera Pharmaceuticals Inc *	923	33,791
Deluxe Corp	6,908	329,995
Design Therapeutics Inc *	931	18,518
Dyne Therapeutics Inc *	4,891	102,907
Eagle Pharmaceuticals Inc *	1,061	45,411
Edgewell Personal Care Co	8,870	389,393
Eiger BioPharmaceuticals Inc *	5,118	43,605
Emerald Holding Inc *	4,387	23,646
Emergent BioSolutions Inc *	8,011	504,613
Enanta Pharmaceuticals Inc *	2,994	131,766
Endo International PLC *	37,427	175,158
Ennis Inc	4,592	98,820
Envista Holdings Corp *	71,269	3,079,534
Exagen Inc *	1,162	17,418
EyePoint Pharmaceuticals Inc *	3,339	30,018
FibroGen Inc *	1,375	36,616
Finch Therapeutics Group Inc *	1,091	15,350
Foghorn Therapeutics Inc *	2,679	28,585
Forma Therapeutics Holdings Inc *	5,242	130,473
Frequency Therapeutics Inc *	5,207	51,862
Fresh Del Monte Produce Inc	5,451	179,229
Fulcrum Therapeutics Inc *	3,439	36,041
Fulgent Genetics Inc *	2,893	266,821
G1 Therapeutics Inc *	2,754	60,423
Gemini Therapeutics Inc *	2,897	18,744
Generation Bio Co *	561	15,091
Geron Corp *	49,001	69,091
Glanbia PLC (Ireland)	265,786	4,328,785
Gossamer Bio Inc *	9,970	80,956
GP Strategies Corp *	2,229	35,040
Graham Holdings Co ‘B’	629	398,723
Green Dot Corp ‘A’ *	6,944	325,326
Gritstone bio Inc *	6,604	60,295
Haemonetics Corp *	2,627	175,063
Harvard Bioscience Inc *	1,092	9,096
Heidrick & Struggles International Inc	2,052	91,417
Herc Holdings Inc *	4,549	509,806
HF Foods Group Inc *	6,216	32,883
Homology Medicines Inc *	6,899	50,156
Hookipa Pharma Inc *	1,010	9,252
Hostess Brands Inc *	20,875	337,966
Huron Consulting Group Inc *	3,373	165,783
iBio Inc *	34,598	52,243
ICF International Inc	3,012	264,634
Ideaya Biosciences Inc *	3,454	72,499
Ikena Oncology Inc *	1,263	17,733
Immunic Inc *	2,463	30,196
Immunitybio Inc *	9,555	136,445
ImmunoGen Inc *	15,189	100,096
Immunovant Inc *	2,117	22,377
Infinity Pharmaceuticals Inc *	1,493	4,464
Ingles Markets Inc ‘A’	2,251	131,166
Innoviva Inc *	8,997	120,650
Inovio Pharmaceuticals Inc *	33,923	314,466
Inozyme Pharma Inc *	2,286	38,953
Instil Bio Inc *	1,491	28,806
Integer Holdings Corp *	36,398	3,428,692

	Shares	Value
Invacare Corp *	5,327	$42,989
Invitae Corp *	24,326	820,516
iTeos Therapeutics Inc *	3,284	84,235
IVERIC bio Inc *	11,821	74,591
John B Sanfilippo & Son Inc	624	55,268
John Wiley & Sons Inc ‘A’	7,063	425,051
Jounce Therapeutics Inc *	5,387	36,632
Kala Pharmaceuticals Inc *	2,550	13,515
Kelly Services Inc ‘A’ *	5,698	136,581
KemPharm Inc *	2,393	30,678
Kezar Life Sciences Inc *	5,900	32,037
Kforce Inc	14,731	927,022
Kiniksa Pharmaceuticals Ltd ‘A’ *	2,638	36,747
Kinnate Biopharma Inc *	2,089	48,632
Korn Ferry	8,711	631,983
Kronos Bio Inc *	5,565	133,282
Krystal Biotech Inc *	1,861	126,548
Kura Oncology Inc *	10,343	215,652
Laird Superfood Inc *	116	3,465
Lancaster Colony Corp	386	74,695
Landec Corp *	4,132	46,485
Lantheus Holdings Inc *	9,391	259,567
Laureate Education Inc ‘A’ *	17,753	257,596
Lexicon Pharmaceuticals Inc *	6,634	30,450
Ligand Pharmaceuticals Inc *	2,174	285,207
Limoneira Co	1,904	33,415
Lineage Cell Therapeutics Inc *	19,788	56,396
LivaNova PLC *	1,616	135,922
LiveRamp Holdings Inc *	10,633	498,156
Macquarie Infrastructure Corp	8,666	331,648
MacroGenics Inc *	884	23,744
Magellan Health Inc *	3,858	363,424
Magenta Therapeutics Inc *	836	8,176
MannKind Corp *	35,799	195,105
Marathon Digital Holdings Inc *	14,655	459,727
MEDNAX Inc *	6,085	183,463
MeiraGTx Holdings PLC *	4,453	69,022
Meridian Bioscience Inc *	6,157	136,562
Merit Medical Systems Inc *	924	59,746
Mersana Therapeutics Inc *	3,379	45,887
MGP Ingredients Inc	446	30,167
MiMedx Group Inc *	5,991	74,947
Mirum Pharmaceuticals Inc *	511	8,835
Misonix Inc *	1,061	23,533
Mission Produce Inc *	5,282	109,390
ModivCare Inc *	1,363	231,805
MoneyGram International Inc *	12,699	128,006
Monro Inc	2,233	141,818
Multiplan Corp *	54,978	523,391
Mustang Bio Inc *	11,501	38,183
Myriad Genetics Inc *	12,558	384,024
NanoString Technologies Inc *	643	41,660
Nathan’s Famous Inc	215	15,334
National HealthCare Corp	2,173	151,893
Natural Grocers by Vitamin Cottage Inc	1,658	17,807
Nature’s Sunshine Products Inc	1,993	34,618
Natus Medical Inc *	5,503	142,968
Neogen Corp *	1,006	46,316
Neoleukin Therapeutics Inc *	4,336	40,021
Neuronetics Inc *	346	5,543
NewAge Inc *	8,826	19,682
NexImmune Inc *	322	5,255
NGM Biopharmaceuticals Inc *	4,602	90,751
Nkarta Inc *	2,282	72,317
Nurix Therapeutics Inc *	569	15,096
Nuvation Bio Inc *	915	8,519
Olema Pharmaceuticals Inc *	1,097	30,694
Oncocyte Corp *	2,811	16,135
Oncorus Inc *	3,294	45,457
Oncternal Therapeutics Inc *	7,082	33,640

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
OPKO Health Inc *	65,114	$263,712
Option Care Health Inc *	18,126	396,416
OraSure Technologies Inc *	11,613	117,756
ORIC Pharmaceuticals Inc *	4,087	72,299
Orthofix Medical Inc *	3,194	128,111
Owens & Minor Inc	2,142	90,671
Oyster Point Pharma Inc *	1,692	29,085
Pacific Biosciences of California Inc *	17,188	601,064
Passage Bio Inc *	6,053	80,142
Patterson Cos Inc	10,784	327,726
Perdoceo Education Corp *	11,260	138,160
Personalis Inc *	5,381	136,139
Pliant Therapeutics Inc *	393	11,444
Portage Biotech Inc * (Canada)	477	9,998
Poseida Therapeutics Inc *	4,648	46,573
Praxis Precision Medicines Inc *	3,647	66,667
Precigen Inc *	2,339	15,250
Prestige Consumer Healthcare Inc *	8,214	427,949
Primo Water Corp	25,765	431,048
PROG Holdings Inc	9,348	449,919
Prometheus Biosciences Inc *	1,622	39,836
Prothena Corp PLC * (Ireland)	1,378	70,843
Provention Bio Inc *	9,124	76,915
Quanex Building Products Corp	5,235	130,037
Rain Therapeutics Inc *	409	6,356
Reata Pharmaceuticals Inc ‘A’ *	597	84,493
Recursion Pharmaceuticals Inc ‘A’ *	1,162	42,413
REGENXBIO Inc *	3,113	120,940
Rekor Systems Inc *	1,572	15,972
Relay Therapeutics Inc *	1,169	42,774
Reneo Pharmaceuticals Inc *	531	4,954
Rent-A-Center Inc	839	44,526
Repay Holdings Corp *	6,875	165,275
Replimune Group Inc *	1,301	49,984
Resources Connection Inc	5,502	79,009
Revlon Inc ‘A’ *	1,116	14,329
REVOLUTION Medicines Inc *	8,351	265,061
Rhythm Pharmaceuticals Inc *	7,158	140,154
RR Donnelley & Sons Co *	11,541	72,477
Sana Biotechnology Inc *	287	5,642
Sanderson Farms Inc	541	101,692
Sangamo Therapeutics Inc *	2,011	24,072
Scholar Rock Holding Corp *	692	19,999
SeaSpine Holdings Corp *	2,706	55,500
Seer Inc *	1,515	49,662
Selecta Biosciences Inc *	13,206	55,201
Seneca Foods Corp ‘A’ *	1,127	57,567
Sensei Biotherapeutics Inc *	1,259	12,288
Shattuck Labs Inc *	770	22,322
Sientra Inc *	1,334	10,619
Sigilon Therapeutics Inc *	970	10,408
Silverback Therapeutics Inc *	2,072	64,004
SOC Telemed Inc *	1,264	7,192
Solid Biosciences Inc *	9,642	35,290
Sorrento Therapeutics Inc *	4,438	43,004
SpartanNash Co	6,038	116,594
Spero Therapeutics Inc *	341	4,760
Sprouts Farmers Market Inc *	10,831	269,150
Spruce Biosciences Inc *	1,275	14,293
SQZ Biotechnologies Co *	3,682	53,205
StoneMor Inc *	4,370	11,449
Strategic Education Inc	4,007	304,772
Stride Inc *	6,287	202,001
Supernus Pharmaceuticals Inc *	8,061	248,198
Surface Oncology Inc *	5,372	40,075
Sutro Biopharma Inc *	6,524	121,281
Syndax Pharmaceuticals Inc *	5,519	94,761
Syros Pharmaceuticals Inc *	4,859	26,482
Talaris Therapeutics Inc *	516	7,580
Talis Biomedical Corp *	2,315	25,534

	Shares	Value
Tarsus Pharmaceuticals Inc *	271	$7,854
Taysha Gene Therapies Inc *	626	13,271
TCR2 Therapeutics Inc *	4,951	81,246
Team Inc *	4,462	29,895
Tejon Ranch Co *	3,971	60,399
Tenet Healthcare Corp *	15,294	1,024,545
Terns Pharmaceuticals Inc *	754	9,244
Textainer Group Holdings Ltd * (China)	6,796	229,501
The Aaron’s Co Inc	5,644	180,552
The Andersons Inc	3,241	98,948
The Beauty Health Co *	640	10,752
The Chefs’ Warehouse Inc *	4,742	150,938
The Duckhorn Portfolio Inc *	1,209	26,671
The Hackett Group Inc	920	16,578
The Honest Co Inc *	1,113	18,019
The Simply Good Foods Co *	13,207	482,188
Theravance Biopharma Inc *	817	11,863
Tivity Health Inc *	3,099	81,535
Tonix Pharmaceuticals Holding Corp *	53,299	59,162
Tootsie Roll Industries Inc	2,606	88,369
Translate Bio Inc *	5,297	145,879
Travere Therapeutics Inc *	8,808	128,509
TreeHouse Foods Inc *	8,483	377,663
Trevena Inc *	17,600	29,744
Trillium Therapeutics Inc * (Canada)	13,528	131,222
Triple-S Management Corp ‘B’ *	4,240	94,425
Triton International Ltd (Bermuda)	10,884	569,669
TrueBlue Inc *	5,891	165,596
Turning Point Therapeutics Inc *	6,668	520,237
United Natural Foods Inc *	8,617	318,657
Universal Corp	4,049	230,672
UroGen Pharma Ltd *	1,188	18,141
Utah Medical Products Inc	482	40,989
Vanda Pharmaceuticals Inc *	9,130	196,386
Varex Imaging Corp *	5,597	150,112
Vaxart Inc *	1,768	13,242
Vaxcyte Inc *	4,618	103,951
VBI Vaccines Inc *	3,530	11,826
Vector Group Ltd	20,277	286,717
Vectrus Inc *	1,819	86,566
Veracyte Inc *	11,027	440,859
Veru Inc *	2,759	22,265
Viemed Healthcare Inc *	4,793	34,270
Viking Therapeutics Inc *	11,145	66,759
Village Super Market Inc ‘A’	1,820	42,788
Viracta Therapeutics Inc *	4,704	53,343
VistaGen Therapeutics Inc *	4,858	15,303
Vivint Smart Home Inc *	10,982	144,962
Vor BioPharma Inc *	1,675	31,239
Weis Markets Inc	2,792	144,235
Werewolf Therapeutics Inc *	419	7,307
Whole Earth Brands Inc *	5,726	83,027
Willdan Group Inc *	493	18,557
WW International Inc *	5,942	214,744
XBiotech Inc *	2,276	37,691
XOMA Corp *	858	29,172
Zogenix Inc *	9,167	158,406

		55,419,519

Energy - 6.6%

Advent Technologies Holdings Inc *	511	4,926
Aemetis Inc *	4,146	46,311
Alto Ingredients Inc *	12,627	77,151
Antero Resources Corp *	41,037	616,786
Arch Resources Inc *	2,035	115,954
Archrock Inc	21,952	195,592
Array Technologies Inc *	15,942	248,695
Beam Global *	154	5,900
Berry Corp	10,791	72,515
Bonanza Creek Energy Inc	5,041	237,280

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Brigham Minerals Inc ‘A’	7,421	$157,993
Bristow Group Inc *	1,047	26,814
California Resources Corp *	13,798	415,872
Callon Petroleum Co *	867	50,017
Centennial Resource Development Inc ‘A’ *	25,657	173,954
ChampionX Corp *	27,174	697,013
Chesapeake Energy Corp	16,158	838,923
Cleanspark Inc *	5,200	86,528
CNX Resources Corp *	35,750	488,345
Comstock Resources Inc *	14,790	98,649
CONSOL Energy Inc *	5,584	103,136
Crescent Point Energy Corp (TSE) (Canada)	1,788,598	8,094,575
CVR Energy Inc	5,466	98,169
Delek US Holdings Inc	11,249	243,203
Dril-Quip Inc *	5,696	192,696
Earthstone Energy Inc ‘A’ *	3,420	37,859
Equitrans Midstream Corp	66,859	568,970
Extraction Oil & Gas Inc *	1,537	84,397
Falcon Minerals Corp	2,689	13,660
Frank’s International NV *	23,861	72,299
FTS International Inc ‘A’ *	1,411	39,917
FuelCell Energy Inc *	12,373	110,120
FutureFuel Corp	4,858	46,637
Gevo Inc *	32,632	237,235
Golar LNG Ltd * (Bermuda)	16,715	221,474
Green Plains Inc *	104,034	3,497,623
Helix Energy Solutions Group Inc *	23,232	132,655
Helmerich & Payne Inc	17,357	566,359
HighPeak Energy Inc *	502	5,135
Hunting PLC (United Kingdom)	349,786	1,070,021
Laredo Petroleum Inc *	1,496	138,814
Liberty Oilfield Services Inc ‘A’ *	9,417	133,345
Matrix Service Co *	4,480	47,040
MRC Global Inc *	13,145	123,563
Murphy Oil Corp	24,017	559,116
Nabors Industries Ltd *	1,162	132,747
National Energy Services Reunited Corp *	4,535	64,624
Natural Gas Services Group Inc *	17,788	182,861
Newpark Resources Inc *	15,005	51,917
NexTier Oilfield Solutions Inc *	180,438	858,885
Northern Oil and Gas Inc	7,791	161,819
NOW Inc *	17,898	169,852
Oasis Petroleum Inc	505	50,778
Oceaneering International Inc *	16,179	251,907
Oil States International Inc *	10,192	80,007
Ovintiv Inc	40,657	1,279,476
Par Pacific Holdings Inc *	1,791	30,125
Patterson-UTI Energy Inc	30,436	302,534
PBF Energy Inc ‘A’ *	15,794	241,648
PDC Energy Inc	16,206	742,073
Peabody Energy Corp *	11,175	88,618
Penn Virginia Corp *	2,475	58,435
ProPetro Holding Corp *	13,649	125,025
Range Resources Corp *	39,005	653,724
Renewable Energy Group Inc *	7,327	456,765
REX American Resources Corp *	962	86,753
Riley Exploration Permian Inc	330	9,563
RPC Inc *	11,110	54,994
Select Energy Services Inc ‘A’ *	9,356	56,510
SM Energy Co	19,054	469,300
Solaris Oilfield Infrastructure Inc ‘A’	4,354	42,408
SunCoke Energy Inc	13,297	94,941
Sunnova Energy International Inc *	11,928	449,208
SunPower Corp *	2,750	80,355
Talos Energy Inc *	5,103	79,811
TechnipFMC PLC * (United Kingdom)	253,170	2,291,188
TETRA Technologies Inc *	3,943	17,113
US Silica Holdings Inc *	11,751	135,842
W&T Offshore Inc *	15,743	76,354

	Shares	Value
Warrior Met Coal Inc	7,817	$134,452
Whiting Petroleum Corp *	6,473	353,102

		31,508,950

Financial - 29.3%

1st Source Corp	3,054	141,889
Acadia Realty Trust REIT	13,385	293,935
Agree Realty Corp REIT	10,992	774,826
Alerus Financial Corp	2,691	78,066
Alexander & Baldwin Inc REIT *	13,827	253,311
Allegiance Bancshares Inc	3,027	116,358
Altabancorp	3,054	132,269
Altus Midstream Co ‘A’	463	31,257
Amalgamated Financial Corp	2,766	43,233
Ambac Financial Group Inc *	7,784	121,897
Amerant Bancorp Inc *	3,977	85,028
American Assets Trust Inc REIT	8,485	316,406
American Equity Investment Life Holding Co	14,318	462,758
American Finance Trust Inc REIT	18,325	155,396
American National Bankshares Inc	2,017	62,709
American National Group Inc	1,260	187,173
American Realty Investors Inc *	164	1,527
Ameris Bancorp	10,058	509,237
AMERISAFE Inc	3,331	198,827
Apartment Investment and Management Co ‘A’ REIT	24,345	163,355
Apollo Commercial Real Estate Finance Inc REIT	22,934	365,797
Apple Hospitality REIT Inc	34,322	523,754
Arbor Realty Trust Inc REIT	20,757	369,890
Ares Commercial Real Estate Corp REIT	6,156	90,432
Argo Group International Holdings Ltd	5,410	280,400
Armada Hoffler Properties Inc REIT	9,760	129,710
ARMOUR Residential REIT Inc	11,557	131,981
Arrow Financial Corp	2,428	87,287
Ashford Hospitality Trust Inc REIT *	18,643	85,012
Assetmark Financial Holdings Inc *	3,214	80,543
Associated Banc-Corp	25,318	518,513
Associated Capital Group Inc ‘A’	287	11,153
Atlantic Capital Bancshares Inc *	3,678	93,642
Atlantic Union Bankshares Corp	73,384	2,657,968
Axos Financial Inc *	8,370	388,284
B. Riley Financial Inc	3,263	246,356
Banc of California Inc	7,378	129,410
BancFirst Corp	2,994	186,915
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	5,588	85,888
BancorpSouth Bank	15,926	451,184
Bank First Corp	1,264	88,189
Bank of Marin Bancorp	2,378	75,858
BankUnited Inc	13,565	579,090
Banner Corp	4,733	256,576
Bar Harbor Bankshares	2,724	77,961
Berkshire Hills Bancorp Inc	6,669	182,797
BGC Partners Inc ‘A’	54,927	311,436
Blackstone Mortgage Trust Inc ‘A’ REIT	22,640	721,990
Blucora Inc *	5,595	96,849
Blue Ridge Bankshares Inc	3,547	62,143
Boston Private Financial Holdings Inc	11,907	175,628
Braemar Hotels & Resorts Inc REIT *	7,547	46,867
Brandywine Realty Trust REIT	27,736	380,261
Bridgewater Bancshares Inc *	3,426	55,330
BrightSpire Capital Inc REIT	11,927	112,114
Broadmark Realty Capital Inc REIT	21,377	226,382
Broadstone Net Lease Inc REIT	23,770	556,456
Brookline Bancorp Inc	10,837	162,013
BRT Apartments Corp REIT	2,258	39,154
Bryn Mawr Bank Corp	53,853	2,272,058
Business First Bancshares Inc	3,549	81,450
Byline Bancorp Inc	4,714	106,678

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Cadence BanCorp	12,314	$257,116
Cambridge Bancorp	1,255	104,152
Camden National Corp	10,908	520,966
Capital Bancorp Inc *	1,637	33,477
Capital City Bank Group Inc	2,548	65,713
Capitol Federal Financial Inc	20,525	241,784
Capstar Financial Holdings Inc	3,926	80,483
Capstead Mortgage Corp REIT	14,992	92,051
CareTrust REIT Inc	14,220	330,331
Carter Bankshares Inc *	5,156	64,502
CatchMark Timber Trust Inc ‘A’ REIT	3,382	39,569
Cathay General Bancorp	12,804	503,965
CBTX Inc	3,447	94,138
Centerspace REIT	2,318	182,890
Central Pacific Financial Corp	3,331	86,806
Century Bancorp Inc ‘A’	552	62,928
Chatham Lodging Trust REIT *	8,485	109,202
Chimera Investment Corp REIT	38,109	573,922
CIT Group Inc	16,446	848,449
Citizens & Northern Corp	3,018	73,941
Citizens Inc *	8,654	45,780
City Holding Co	2,254	169,591
City Office REIT Inc	7,948	98,794
Civista Bancshares Inc	2,991	66,101
Clipper Realty Inc REIT	939	6,902
CNB Financial Corp	3,153	71,951
CNO Financial Group Inc	207,873	4,909,960
Coastal Financial Corp *	879	25,104
Columbia Banking System Inc	90,014	3,470,940
Columbia Financial Inc *	4,887	84,154
Columbia Property Trust Inc REIT	19,436	337,992
Community Bank System Inc	8,006	605,654
Community Healthcare Trust Inc REIT	1,629	77,312
Community Trust Bancorp Inc	2,839	114,639
ConnectOne Bancorp Inc	6,551	171,440
CorePoint Lodging Inc REIT *	7,440	79,608
Corporate Office Properties Trust REIT	3,009	84,222
Cowen Inc ‘A’	4,238	173,970
Crawford & Co ‘A’	3,449	31,282
CrossFirst Bankshares Inc *	4,785	65,794
CTO Realty Growth Inc REIT	1,133	60,638
Customers Bancorp Inc *	4,214	164,304
CVB Financial Corp	20,437	420,798
Diamond Hill Investment Group Inc	568	95,032
DiamondRock Hospitality Co REIT *	32,179	312,136
DigitalBridge Group Inc REIT *	78,755	622,164
Dime Community Bancshares Inc	5,737	192,878
Diversified Healthcare Trust REIT	40,183	167,965
Donegal Group Inc ‘A’	3,074	44,788
Dynex Capital Inc REIT	4,933	92,050
Eagle Bancorp Inc	4,734	265,483
Easterly Government Properties Inc REIT	14,353	302,561
Eastern Bankshares Inc	22,693	466,795
eHealth Inc *	2,834	165,506
Ellington Financial Inc REIT	6,674	127,807
Empire State Realty Trust Inc ‘A’ REIT	24,130	289,560
Employers Holdings Inc	4,052	173,426
Encore Capital Group Inc *	5,100	241,689
Enova International Inc *	6,001	205,294
Enstar Group Ltd *	2,274	543,304
Enterprise Bancorp Inc	1,776	58,164
Enterprise Financial Services Corp	4,980	231,022
Equity Bancshares Inc ‘A’ *	2,496	76,103
Equity Commonwealth REIT	19,615	513,913
Essent Group Ltd	18,358	825,192
Essential Properties Realty Trust Inc REIT	19,578	529,389
EZCORP Inc ‘A’ *	9,003	54,288
Farmers National Banc Corp	4,814	74,665
Farmland Partners Inc REIT	4,504	54,273
FB Financial Corp	5,223	194,922

	Shares	Value
Federal Agricultural Mortgage Corp ‘C’	1,535	$151,812
Federated Hermes Inc	15,837	537,033
Fidelity D&D Bancorp Inc	824	44,578
Finance Of America Cos Inc ‘A’ *	5,368	40,958
Financial Institutions Inc	2,883	86,490
First BanCorp	16,393	195,405
First Bancorp NC	3,973	162,535
First Bank	3,170	42,922
First Busey Corp	8,780	216,515
First Choice Bancorp	1,984	60,413
First Commonwealth Financial Corp	13,397	188,496
First Community Bankshares Inc	3,126	93,311
First Financial Bancorp	14,101	333,207
First Financial Bankshares Inc	1,715	84,258
First Financial Corp	2,237	91,314
First Foundation Inc	7,024	158,110
First Horizon Corp	237,579	4,105,365
First Internet Bancorp	1,796	55,640
First Interstate BancSystem Inc ‘A’	6,975	291,764
First Merchants Corp	9,129	380,405
First Mid Bancshares Inc	3,006	121,773
First Midwest Bancorp Inc	16,735	331,855
Five Star Bancorp *	989	23,884
Flagstar Bancorp Inc	8,519	360,098
Flushing Financial Corp	5,384	115,379
Four Corners Property Trust Inc REIT	3,116	86,033
Franklin Street Properties Corp REIT	18,251	96,000
FRP Holdings Inc *	1,163	64,756
FS Bancorp Inc	706	50,317
Fulton Financial Corp	26,736	421,894
GAMCO Investors Inc ‘A’	277	6,953
GCM Grosvenor Inc ‘A’	624	6,502
Genworth Financial Inc ‘A’ *	82,780	322,842
German American Bancorp Inc	33,714	1,254,161
Getty Realty Corp REIT	6,513	202,880
Glacier Bancorp Inc	23,301	1,283,419
Gladstone Commercial Corp REIT	4,826	108,875
Gladstone Land Corp REIT	1,858	44,703
Global Medical REIT Inc	10,076	148,722
Global Net Lease Inc REIT	16,357	302,604
Goosehead Insurance Inc ‘A’	2,447	311,503
Granite Point Mortgage Trust Inc REIT	8,637	127,396
Great Ajax Corp REIT	3,562	46,235
Great Southern Bancorp Inc	1,910	102,949
Great Western Bancorp Inc	8,163	267,665
Greenlight Capital Re Ltd ‘A’ *	5,304	48,426
Guaranty Bancshares Inc	1,552	52,877
Hancock Whitney Corp	14,408	640,292
Hanmi Financial Corp	4,242	80,853
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	11,928	669,757
Harborone Bancorp Inc	9,026	129,433
Hawthorn Bancshares Inc	59	1,348
HBT Financial Inc	2,215	38,563
HCI Group Inc	975	96,944
Healthcare Realty Trust Inc REIT	39,032	1,178,766
Heartland Financial USA Inc	6,832	321,036
Heritage Commerce Corp	10,619	118,189
Heritage Financial Corp	5,205	130,229
Heritage Insurance Holdings Inc	3,634	31,180
Hersha Hospitality Trust REIT *	5,836	62,795
Highwoods Properties Inc REIT	13,757	621,404
Hilltop Holdings Inc	10,888	396,323
Hingham Institution for Savings	253	73,497
Home Bancorp Inc	1,503	57,279
Home BancShares Inc	25,408	627,069
Home Point Capital Inc *	2,125	12,601
HomeStreet Inc	2,714	110,568
HomeTrust Bancshares Inc	2,736	76,334
Hope Bancorp Inc	17,498	248,122

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Horace Mann Educators Corp	128,635	$4,813,522
Horizon Bancorp Inc	7,701	134,228
Houlihan Lokey Inc	1,234	100,929
Howard Bancorp Inc *	2,799	45,148
Independence Holding Co	895	41,456
Independence Realty Trust Inc REIT	17,361	316,491
Independent Bank Corp	4,851	366,250
Independent Bank Corp MI	3,833	83,214
Independent Bank Group Inc	6,314	467,110
Indus Realty Trust Inc REIT	189	12,408
Industrial Logistics Properties Trust REIT	11,084	289,736
Innovative Industrial Properties Inc REIT	1,912	365,230
International Bancshares Corp	9,060	389,036
Intertrust NV * ~ (Netherlands)	21,651	390,125
Invesco Mortgage Capital Inc REIT	40,745	158,906
Investors Bancorp Inc	18,214	259,732
Investors Title Co	187	32,656
iStar Inc REIT	5,366	111,237
James River Group Holdings Ltd	1,556	58,381
Kearny Financial Corp	9,198	109,916
Kennedy-Wilson Holdings Inc	20,237	402,109
Kite Realty Group Trust REIT	14,188	312,278
KKR Real Estate Finance Trust Inc REIT	5,292	114,466
Ladder Capital Corp REIT	18,714	215,960
Lakeland Bancorp Inc	8,677	151,674
Lakeland Financial Corp	23,260	1,433,746
Legacy Housing Corp *	972	16,437
LendingClub Corp *	15,862	287,578
Lexington Realty Trust REIT	45,822	547,573
LTC Properties Inc REIT	6,678	256,368
Luther Burbank Corp	3,342	39,636
Macatawa Bank Corp	5,294	46,323
Mack-Cali Realty Corp REIT	15,069	258,433
Maiden Holdings Ltd *	11,389	38,381
Marcus & Millichap Inc *	3,670	142,653
Marlin Business Services Corp	1,720	39,147
MBIA Inc *	8,187	90,057
McGrath RentCorp	48,128	3,925,801
Mercantile Bank Corp	2,852	86,130
Merchants Bancorp	1,904	74,713
Meridian Bancorp Inc	7,990	163,475
Meta Financial Group Inc	3,234	163,737
Metrocity Bankshares Inc	3,008	52,670
MetroMile Inc *	6,230	57,005
Metropolitan Bank Holding Corp *	1,337	80,514
MFA Financial Inc REIT	72,351	332,091
Mid Penn Bancorp Inc	2,048	56,218
Midland States Bancorp Inc	4,000	105,080
MidWestOne Financial Group Inc	2,679	77,075
Moelis & Co ‘A’	4,733	269,260
Monmouth Real Estate Investment Corp REIT	14,003	262,136
Mr Cooper Group Inc *	11,731	387,827
MVB Financial Corp	1,800	76,788
National Bank Holdings Corp ‘A’	4,049	152,809
National Health Investors Inc REIT	7,331	491,544
National Western Life Group Inc ‘A’	454	101,873
Navient Corp	29,447	569,211
NBT Bancorp Inc	6,314	227,115
Nelnet Inc ‘A’	2,832	213,051
NETSTREIT Corp	6,896	159,022
New Senior Investment Group Inc REIT	14,757	129,566
New York Mortgage Trust Inc REIT	62,051	277,368
NexPoint Residential Trust Inc REIT	3,139	172,582
NI Holdings Inc *	2,020	38,400
Nicolet Bankshares Inc *	1,566	110,152
NMI Holdings Inc ‘A’ *	13,044	293,229
Northfield Bancorp Inc	7,500	123,000
Northrim BanCorp Inc	1,224	52,326
Northwest Bancshares Inc	16,774	228,797

	Shares	Value
OceanFirst Financial Corp	10,246	$213,527
Ocwen Financial Corp *	1,457	45,138
Office Properties Income Trust REIT	8,241	241,544
OFG Bancorp	7,538	166,741
Old National Bancorp	24,256	427,148
Old Republic International Corp	243,164	6,057,215
Old Second Bancorp Inc	5,375	66,650
One Liberty Properties Inc REIT	3,049	86,561
Oportun Financial Corp *	3,411	68,322
Oppenheimer Holdings Inc ‘A’	1,498	76,158
Orchid Island Capital Inc REIT	15,457	80,222
Origin Bancorp Inc	3,284	139,439
Orrstown Financial Services Inc	2,249	51,884
Outfront Media Inc REIT *	19,538	469,498
Pacific Premier Bancorp Inc	12,796	541,143
Paramount Group Inc REIT	31,669	318,907
Park National Corp	2,353	276,289
PCSB Financial Corp	2,638	47,932
Peapack Gladstone Financial Corp	3,267	101,506
Pebblebrook Hotel Trust REIT	21,710	511,270
PennyMac Financial Services Inc	5,930	366,000
PennyMac Mortgage Investment Trust REIT	13,294	279,972
Peoples Bancorp Inc	30,746	910,697
Peoples Financial Services Corp	1,341	57,127
Physicians Realty Trust REIT	35,884	662,777
Piedmont Office Realty Trust Inc ‘A’ REIT	20,904	386,097
Pioneer Bancorp Inc *	2,764	33,223
Piper Sandler Cos	2,979	385,959
PJT Partners Inc ‘A’	734	52,393
Plymouth Industrial REIT Inc REIT	5,140	102,903
Postal Realty Trust Inc ‘A’ REIT	2,293	41,824
PotlatchDeltic Corp REIT	10,981	583,640
PRA Group Inc *	7,518	289,217
Preferred Apartment Communities Inc ‘A’ REIT	8,641	84,250
Preferred Bank	1,087	68,774
Premier Financial Bancorp Inc	2,743	46,220
Premier Financial Corp	6,466	183,699
Primis Financial Corp	4,721	72,042
ProAssurance Corp	7,895	179,611
ProSight Global Inc *	1,486	18,961
Provident Bancorp Inc	3,119	50,871
Provident Financial Services Inc	11,927	273,009
PS Business Parks Inc REIT	576	85,294
QCR Holdings Inc	2,768	133,113
QTS Realty Trust Inc ‘A’ REIT	6,655	514,431
Radian Group Inc	31,954	710,976
Radius Global Infrastructure Inc ‘A’ *	7,183	104,154
RBB Bancorp	2,582	62,536
RE/MAX Holdings Inc ‘A’	3,025	100,823
Ready Capital Corp REIT	9,304	147,654
Realogy Holdings Corp *	18,744	341,516
Red River Bancshares Inc	887	44,802
Redwood Trust Inc REIT	18,467	222,897
Regional Management Corp	1,001	46,587
Reliant Bancorp Inc	2,726	75,592
Renasant Corp	8,236	329,440
Republic Bancorp Inc ‘A’	1,790	82,573
Republic First Bancorp Inc *	7,149	28,525
Retail Opportunity Investments Corp REIT	19,687	347,672
Retail Properties of America Inc ‘A’ REIT	36,096	413,299
Retail Value Inc REIT	3,070	66,773
RLI Corp	607	63,486
RLJ Lodging Trust REIT	27,416	417,546
RPT Realty REIT	13,965	181,266
Ryman Hospitality Properties Inc REIT *	851	67,195
S&T Bancorp Inc	5,548	173,652
Sabra Health Care REIT Inc	35,923	653,799
Safehold Inc REIT	1,065	83,603
Safety Insurance Group Inc	2,084	163,136

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Sandy Spring Bancorp Inc	7,853	$346,553
Saul Centers Inc REIT	415	18,862
Sculptor Capital Management Inc	3,654	89,852
Seacoast Banking Corp of Florida	7,864	268,556
Selective Insurance Group Inc	61,567	4,996,162
Seritage Growth Properties REIT *	6,161	113,362
Service Properties Trust REIT	26,679	336,155
ServisFirst Bancshares Inc	1,541	104,757
Sierra Bancorp	2,649	67,417
Simmons First National Corp ‘A’	15,904	466,623
SiriusPoint Ltd * (Bermuda)	15,470	155,783
SITE Centers Corp REIT	29,140	438,848
SmartFinancial Inc	2,722	65,355
South Plains Financial Inc	2,175	50,308
South State Corp	50,240	4,107,622
Southern First Bancshares Inc *	1,058	54,127
Southern Missouri Bancorp Inc	1,492	67,080
Southside Bancshares Inc	4,861	185,836
Spirit of Texas Bancshares Inc	2,555	58,356
STAG Industrial Inc REIT	26,617	996,274
State Auto Financial Corp	3,338	57,147
Stewart Information Services Corp	3,786	214,628
Stock Yards Bancorp Inc	2,975	151,398
StoneX Group Inc *	2,616	158,713
Summit Financial Group Inc	2,238	49,258
Summit Hotel Properties Inc REIT *	17,950	167,473
Sunstone Hotel Investors Inc REIT *	45,159	560,875
SVB Financial Group *	271	151,907
Tanger Factory Outlet Centers Inc REIT	12,376	233,288
Terreno Realty Corp REIT	11,390	734,883
Texas Capital Bancshares Inc *	5,349	339,608
The Bancorp Inc *	8,624	198,438
The Bank of NT Butterfield & Son Ltd (Bermuda)	8,533	302,495
The First Bancorp Inc	2,000	58,900
The First Bancshares Inc	3,532	132,203
The First of Long Island Corp	62,352	1,323,733
The GEO Group Inc REIT	16,071	114,426
The Hanover Insurance Group Inc	55,974	7,592,313
The Macerich Co REIT	32,553	594,092
The RMR Group Inc ‘A’	2,547	98,416
Tiptree Inc	3,809	35,424
Tompkins Financial Corp	2,487	192,892
Towne Bank	11,371	345,906
TPG RE Finance Trust Inc REIT	9,868	132,725
Trean Insurance Group Inc *	2,973	44,833
TriCo Bancshares	34,008	1,448,061
TriState Capital Holdings Inc *	5,305	108,169
Triumph Bancorp Inc *	418	31,037
TrustCo Bank Corp	16,146	555,099
Trustmark Corp	10,702	329,622
Two Harbors Investment Corp REIT	44,762	338,401
UMB Financial Corp	7,157	666,030
UMH Properties Inc REIT	1,487	32,446
United Bankshares Inc	20,748	757,302
United Community Banks Inc	11,310	362,033
United Fire Group Inc	3,297	91,426
United Insurance Holdings Corp	4,807	27,400
Uniti Group Inc REIT	32,616	345,403
Universal Health Realty Income Trust REIT	350	21,543
Universal Insurance Holdings Inc	4,430	61,488
Univest Financial Corp	5,182	136,649
Urban Edge Properties REIT	19,548	373,367
Urstadt Biddle Properties Inc ‘A’ REIT	5,486	106,319
Valley National Bancorp	66,372	891,376
Velocity Financial Inc *	1,275	15,925
Veritex Holdings Inc	6,194	219,330
Walker & Dunlop Inc	4,406	459,898
Washington Federal Inc	12,083	383,998

	Shares	Value
Washington Real Estate Investment Trust REIT	14,377	$330,671
Washington Trust Bancorp Inc	32,890	1,688,901
Waterstone Financial Inc	3,806	74,826
Watford Holdings Ltd * (Bermuda)	2,923	102,276
WesBanco Inc	11,008	392,215
West Bancorporation Inc	2,428	67,377
Westamerica Bancorporation	3,782	219,469
Whitestone REIT	7,451	61,471
WisdomTree Investments Inc	7,607	47,163
World Acceptance Corp *	741	118,738
WSFS Financial Corp	6,131	285,643
Xenia Hotels & Resorts Inc REIT *	18,624	348,828

		141,389,911

Industrial - 20.7%

AAR Corp *	5,538	214,597
Aerojet Rocketdyne Holdings Inc	2,443	117,972
AerSale Corp *	1,089	13,569
AFC Gamma Inc	1,193	24,635
AgEagle Aerial Systems Inc *	3,701	19,504
Air Transport Services Group Inc *	9,523	221,219
Alamo Group Inc	262	40,002
Albany International Corp ‘A’	4,006	357,576
Allied Motion Technologies Inc	322	11,119
Altra Industrial Motion Corp	10,494	682,320
American Outdoor Brands Inc *	2,335	82,052
American Superconductor Corp *	4,345	75,560
American Woodmark Corp *	2,710	221,380
Apogee Enterprises Inc	69,194	2,818,272
ArcBest Corp	4,104	238,812
Arcosa Inc	7,833	460,110
Argan Inc	31,548	1,507,679
Astec Industries Inc	25,779	1,622,530
Astronics Corp *	4,131	72,334
Atlas Air Worldwide Holdings Inc *	4,688	319,300
Atlas Technical Consultants Inc *	1,495	14,472
AZZ Inc	3,978	205,981
Babcock & Wilcox Enterprises Inc *	6,222	49,029
Barnes Group Inc	7,759	397,649
Belden Inc	7,172	362,688
Benchmark Electronics Inc	114,746	3,265,671
Boise Cascade Co	5,118	298,635
Brady Corp ‘A’	7,809	437,616
Caesarstone Ltd	3,633	53,623
Casella Waste Systems Inc ‘A’ *	824	52,266
CECO Environmental Corp *	5,591	40,032
Centrus Energy Corp ‘A’ *	1,502	38,121
Chart Industries Inc *	2,393	350,144
Chase Corp	856	87,834
Columbus McKinnon Corp	44,591	2,151,070
Comtech Telecommunications Corp	4,309	104,105
Concrete Pumping Holdings Inc *	4,334	36,709
Costamare Inc (Monaco)	9,117	107,672
Covenant Logistics Group Inc ‘A’ *	2,188	45,248
DHT Holdings Inc	23,767	154,248
Diamond S Shipping Inc *	4,882	48,625
Dorian LPG Ltd *	4,056	57,271
Ducommun Inc *	1,808	98,644
DXP Enterprises Inc *	2,738	91,175
Dycom Industries Inc *	926	69,015
Eagle Bulk Shipping Inc *	1,334	63,125
Eastman Kodak Co *	680	5,658
Echo Global Logistics Inc *	3,189	98,030
EMCOR Group Inc	7,910	974,433
Encore Wire Corp	3,231	244,877
EnerSys	6,207	606,610
EnPro Industries Inc	3,327	323,218
ESCO Technologies Inc	3,769	353,570
Fabrinet * (Thailand)	813	77,942

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
FARO Technologies Inc *	1,449	$112,689
Flowserve Corp	3,748	151,119
Fluidigm Corp *	10,998	67,748
Fluor Corp *	23,223	411,047
Frontline Ltd (Norway)	19,589	176,301
GATX Corp	5,719	505,960
Genco Shipping & Trading Ltd	5,215	98,459
Gibraltar Industries Inc *	3,882	296,235
GrafTech International Ltd	3,119	36,243
Granite Construction Inc	7,398	307,239
Great Lakes Dredge & Dock Corp *	228,524	3,338,736
Greif Inc ‘A’	3,814	230,938
Greif Inc ‘B’	872	51,448
Griffon Corp	7,458	191,149
Harsco Corp *	7,575	154,682
Haynes International Inc	1,988	70,335
Heartland Express Inc	8,276	141,768
Heritage-Crystal Clean Inc *	1,799	53,394
Hillenbrand Inc	71,423	3,148,326
Hub Group Inc ‘A’ *	5,410	356,952
Hyster-Yale Materials Handling Inc	1,687	123,117
Ichor Holdings Ltd *	1,510	81,238
Ideanomics Inc *	66,303	188,301
II-VI Inc *	1,260	91,463
Infrastructure and Energy Alternatives Inc *	1,824	23,457
Insteel Industries Inc	48,056	1,545,000
International Seaways Inc	3,659	70,180
Itron Inc *	1,296	129,574
JELD-WEN Holding Inc *	8,478	222,632
Kaman Corp	4,536	228,614
Kennametal Inc	13,681	491,422
Kimball Electronics Inc *	3,853	83,764
Knowles Corp *	233,088	4,601,157
Kratos Defense & Security Solutions Inc *	15,433	439,686
Lindsay Corp	111	18,346
Luxfer Holdings PLC (United Kingdom)	2,973	66,149
Lydall Inc *	1,602	96,953
Marten Transport Ltd	9,696	159,887
Masonite International Corp *	10,464	1,169,771
Materion Corp	2,052	154,618
Matson Inc	7,040	450,560
Matthews International Corp ‘A’	5,018	180,447
Mayville Engineering Co Inc *	1,275	25,640
Meggitt PLC * (United Kingdom)	801,661	5,121,012
Mesa Laboratories Inc	754	204,462
Mistras Group Inc *	3,013	29,618
Moog Inc ‘A’	4,727	397,352
Mueller Industries Inc	33,181	1,437,069
Mueller Water Products Inc ‘A’	277,848	4,006,568
Myers Industries Inc	3,619	75,999
MYR Group Inc *	754	68,554
National Presto Industries Inc	856	87,012
NL Industries Inc	1,476	9,594
NN Inc *	6,869	50,487
Nordic American Tankers Ltd	25,846	84,775
Northwest Pipe Co *	1,662	46,952
NV5 Global Inc *	1,521	143,750
NVE Corp	156	11,552
Olympic Steel Inc	1,589	46,701
Oshkosh Corp	37,521	4,676,617
OSI Systems Inc *	2,398	243,733
Pactiv Evergreen Inc	7,025	105,867
PAM Transportation Services Inc *	328	17,302
Park Aerospace Corp	3,911	58,274
Park-Ohio Holdings Corp	1,368	43,968
PGT Innovations Inc *	5,157	119,797
Plexus Corp *	640	58,502
Powell Industries Inc	1,417	43,856
Primoris Services Corp	8,561	251,950
Proto Labs Inc *	3,808	349,574

	Shares	Value
Radiant Logistics Inc *	6,353	$44,026
Ranpak Holdings Corp *	4,599	115,113
RBC Bearings Inc *	3,429	683,811
Regal Beloit Corp	13,261	1,770,476
Rexnord Corp	83,070	4,156,823
Ryerson Holding Corp *	1,061	15,491
Safe Bulkers Inc * (Greece)	9,606	38,520
Sanmina Corp *	10,366	403,859
Scorpio Tankers Inc (Monaco)	8,055	177,613
SFL Corp Ltd (Norway)	17,004	130,081
SPX Corp *	1,409	86,062
SPX FLOW Inc	6,475	422,429
Standex International Corp	1,932	183,366
Stantec Inc (TSE) (Canada)	30,840	1,376,057
Sterling Construction Co Inc *	3,689	89,016
Stoneridge Inc *	3,599	106,171
Sturm Ruger & Co Inc	271	24,385
Summit Materials Inc ‘A’ *	202,698	7,064,025
Teekay Corp * (Bermuda)	10,711	39,845
Teekay Tankers Ltd ‘A’ * (Bermuda)	3,769	54,349
The Gorman-Rupp Co	2,953	101,701
The Greenbrier Cos Inc	120,079	5,233,043
The Manitowoc Co Inc *	5,406	132,447
The Timken Co	75,208	6,061,013
Thermon Group Holdings Inc *	5,159	87,909
Tidewater Inc *	6,352	76,542
TimkenSteel Corp *	7,454	105,474
Tredegar Corp	1,040	14,321
TriMas Corp *	6,687	202,817
Trinity Industries Inc	14,136	380,117
Triumph Group Inc *	8,446	175,255
TTM Technologies Inc *	16,834	240,726
Turtle Beach Corp *	496	15,832
Tutor Perini Corp *	6,679	92,504
UFP Industries Inc	58,772	4,369,110
UFP Technologies Inc *	1,036	59,487
Universal Logistics Holdings Inc	381	8,877
US Concrete Inc *	2,450	180,810
US Ecology Inc *	4,818	180,771
US Xpress Enterprises Inc ‘A’ *	4,219	36,283
View Inc *	13,826	117,244
Vishay Intertechnology Inc	19,354	436,433
Vishay Precision Group Inc *	1,977	67,297
Watts Water Technologies Inc ‘A’	2,069	301,888
Werner Enterprises Inc	9,079	404,197
Willis Lease Finance Corp *	425	18,216
WillScot Mobile Mini Holdings Corp *	155,527	4,334,537
Worthington Industries Inc	5,656	346,034
Yellow Corp *	7,481	48,701

		99,630,293

Technology - 4.3%

3D Systems Corp *	1,814	72,506
ACI Worldwide Inc *	142,874	5,306,340
Agilysys Inc *	316	17,971
Allscripts Healthcare Solutions Inc *	23,415	433,412
Alpha & Omega Semiconductor Ltd *	692	21,030
American Software Inc ‘A’	1,180	25,913
Amkor Technology Inc	13,217	312,846
Asana Inc ‘A’ *	967	59,983
AXT Inc *	6,354	69,767
Benefitfocus Inc *	936	13,198
BM Technologies Inc * Ω ±	318	3,749
Bottomline Technologies DE Inc *	5,975	221,553
Castlight Health Inc ‘B’ *	18,794	49,428
Cloudera Inc *	15,024	238,281
Cohu Inc *	1,131	41,609
Computer Programs & Systems Inc	2,291	76,130
Conduent Inc *	27,326	204,945
CSG Systems International Inc	2,896	136,633

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
CTS Corp	4,203	$156,183
Daily Journal Corp *	193	65,331
DarioHealth Corp *	2,162	46,180
Desktop Metal Inc ‘A’ *	2,716	31,234
Digi International Inc *	5,454	109,680
DigitalOcean Holdings Inc *	113	6,282
Diodes Inc *	1,776	141,672
Donnelley Financial Solutions Inc *	4,654	153,582
DSP Group Inc *	3,058	45,258
E2open Parent Holdings Inc *	6,774	77,359
Ebix Inc	4,348	147,397
eGain Corp *	2,119	24,326
EMCORE Corp *	4,910	45,270
Envestnet Inc *	571	43,316
Evolent Health Inc ‘A’ *	10,239	216,248
Forian Inc *	376	4,726
FormFactor Inc *	1,517	55,310
Genius Brands International Inc *	45,862	84,386
GTY Technology Holding Inc *	5,573	39,624
Insight Enterprises Inc *	3,839	383,938
KBR Inc	3,174	121,088
ManTech International Corp ‘A’	4,511	390,382
Model N Inc *	405	13,879
NantHealth Inc *	1,918	4,450
NetScout Systems Inc *	170,983	4,879,855
NextGen Healthcare Inc *	9,391	155,797
ON24 Inc *	508	18,024
Onto Innovation Inc *	5,599	408,951
Parsons Corp *	4,210	165,706
PDF Solutions Inc *	4,508	81,955
Photronics Inc *	9,760	128,930
Ping Identity Holding Corp *	7,095	162,476
QAD Inc ‘A’	254	22,103
Quantum Corp *	8,605	59,288
Rackspace Technology Inc *	2,324	45,574
Rambus Inc *	18,213	431,830
SecureWorks Corp ‘A’ *	1,784	33,058
Smith Micro Software Inc *	6,806	35,527
Software AG (Germany)	61,738	2,777,449
StarTek Inc *	3,122	22,260
Super Micro Computer Inc *	6,944	244,290
Sykes Enterprises Inc *	6,216	333,799
The ExOne Co *	2,530	54,749
Unisys Corp *	2,457	62,187
Veeco Instruments Inc *	8,203	197,200
Verint Systems Inc *	10,498	473,145
Xperi Holding Corp	17,147	381,349

		20,887,897

Utilities - 3.5%

ALLETE Inc	8,759	612,955
American States Water Co	2,940	233,906
Artesian Resources Corp ‘A’	1,475	54,236
Avista Corp	10,816	461,519
Black Hills Corp	69,117	4,536,149
Brookfield Infrastructure Corp ‘A’ (Canada)	5,969	450,062
California Water Service Group	8,303	461,149
Chesapeake Utilities Corp	2,800	336,924
Clearway Energy Inc ‘A’	4,343	109,530
Clearway Energy Inc ‘C’	10,171	269,328
IDACORP Inc	19,671	1,917,922
MGE Energy Inc	5,990	445,895
Middlesex Water Co	1,719	140,494
New Jersey Resources Corp	15,910	629,559
Northwest Natural Holding Co	5,143	270,110
NorthWestern Corp	8,499	511,810
ONE Gas Inc	8,688	643,954
Ormat Technologies Inc	7,400	514,522
Otter Tail Corp	6,922	337,863
PNM Resources Inc	14,013	683,414

	Shares	Value
Portland General Electric Co	14,910	$687,053
SJW Group	4,486	283,964
South Jersey Industries Inc	17,011	441,095
Southwest Gas Holdings Inc *	9,569	633,372
Spark Energy Inc ‘A’	443	5,019
Spire Inc	10,636	768,664
The York Water Co	702	31,801
Unitil Corp	2,443	129,406

		16,601,675

Total Common Stocks (Cost $441,600,355)		473,851,418

	Principal Amount

CORPORATE BONDS & NOTES - 0.0%

Financial - 0.0%

GAMCO Investors Inc 4.000% due 06/15/23 §	$554	554

Total Corporate Bonds & Notes (Cost $554)		554

SHORT-TERM INVESTMENTS - 1.7%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $6,227,591; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $6,352,284)	6,227,591	6,227,591

U.S. Government Agency Issue - 0.4%

Federal Home Loan Bank 0.000% due 07/01/21	1,895,000	1,895,000

Total Short-Term Investments (Cost $8,122,591)		8,122,591

TOTAL INVESTMENTS - 100.0% (Cost $449,723,500)		481,975,595

DERIVATIVES - (0.0%)		(294)

OTHER ASSETS & LIABILITIES, NET - 0.0%		211,007

NET ASSETS - 100.0%		$482,186,308

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as

Financial	29.3%
Industrial	20.7%
Consumer, Cyclical	15.4%
Consumer, Non-Cyclical	11.5%
Energy	6.6%
Basic Materials	5.3%
Technology	4.3%
Utilities	3.5%
Others (each less than 3.0%)	3.4%

	100.0%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	0.0%

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(b)

Investments with a total aggregate value of $4,211 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	09/21	292	$3,369,683	$3,369,389	($294)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$462	$-	$-	$462
	Warrants	570	570	-	-
	Common Stocks
	Basic Materials	25,698,306	25,698,306	-	-
	Communications	8,340,424	8,340,424	-	-
	Consumer, Cyclical	74,374,443	68,160,756	6,213,687	-
	Consumer, Non-Cyclical	55,419,519	51,090,734	4,328,785	-
	Energy	31,508,950	30,438,929	1,070,021	-
	Financial	141,389,911	140,999,786	390,125	-
	Industrial	99,630,293	94,509,281	5,121,012	-
	Technology	20,887,897	18,106,699	2,777,449	3,749
	Utilities	16,601,675	16,601,675	-	-

	Total Common Stocks	473,851,418	453,946,590	19,901,079	3,749

	Corporate Bonds & Notes	554	-	554	-
	Short-Term Investments	8,122,591	-	8,122,591	-

	Total Assets	481,975,595	453,947,160	28,024,224	4,211

Liabilities	Derivatives:
	Equity Contracts
	Futures	(294)	(294)	-	-

	Total Liabilities	(294)	(294)	-	-

	Total	$481,975,301	$453,946,866	$28,024,224	$4,211

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Basic Materials - 2.5%

Axalta Coating Systems Ltd *	110,796	$3,378,170
Ingevity Corp *	41,845	3,404,509
Rogers Corp *	3,937	790,550

		7,573,229

Communications - 4.5%

Open Lending Corp ‘A’ *	73,012	3,146,087
Q2 Holdings Inc *	53,922	5,531,319
Stamps.com Inc *	17,820	3,569,168
Zendesk Inc*	10,678	1,541,262

		13,787,836

Consumer, Cyclical - 11.2%

Genius Sports Ltd * (United Kingdom)	191,502	3,594,493
JetBlue Airways Corp *	215,369	3,613,892
Leslie’s Inc *	169,541	4,660,682
Malibu Boats Inc ‘A’ *	46,005	3,373,547
Manchester United PLC ‘A’ (United Kingdom)	180,933	2,748,372
Ollie’s Bargain Outlet Holdings Inc *	14,519	1,221,483
Penn National Gaming Inc *	21,671	1,657,615
Petco Health & Wellness Co Inc *	90,515	2,028,441
Skechers U.S.A. Inc ‘A’ *	83,897	4,180,587
ThredUP Inc ‘A’ *	87,014	2,530,367
Thule Group AB ~ (Sweden)	30,006	1,330,108
Visteon Corp *	13,384	1,618,661
Vroom Inc *	41,887	1,753,390

		34,311,638

Consumer, Non-Cyclical - 30.5%

Abcam PLC * (United Kingdom)	122,769	2,345,302
Acutus Medical Inc *	74,527	1,265,468
Adaptive Biotechnologies Corp *	32,822	1,341,107
Allovir Inc *	41,784	824,816
Amicus Therapeutics Inc *	83,589	805,798
Annexon Inc *	48,970	1,102,315
Avalara Inc *	8,537	1,381,287
Berkeley Lights Inc *	24,968	1,118,816
BioAtla Inc *	28,072	1,189,691
Bioxcel Therapeutics Inc *	19,779	574,778
Boyd Group Services Inc (Canada)	10,595	1,928,058
Bridgebio Pharma Inc *	29,837	1,818,864
Bright Horizons Family Solutions Inc *	12,673	1,864,325
Certara Inc *	147,472	4,177,882
Charles River Laboratories International Inc	9,845	3,641,862
Collegium Pharmaceutical Inc *	50,768	1,200,156
Evo Payments Inc ‘A’ *	143,576	3,982,798
Guardant Health Inc *	9,619	1,194,584
Harmony Biosciences Holdings Inc *	45,239	1,277,097
HealthEquity Inc *	35,750	2,877,160
ICON PLC * (Ireland)	16,405	3,391,078
Immunocore Holdings PLC ADR * (United Kingdom)	6,369	248,709
Laird Superfood Inc *	17,083	510,269
Legalzoom.com Inc *	37,683	1,426,302
LifeStance Health Group Inc *	101,925	2,839,630
Lyell Immunopharma Inc *	64,759	1,051,686
Maravai LifeSciences Holdings Inc ‘A’ *	68,910	2,875,614
MorphoSys AG ADR * (Germany)	15,519	298,741
Neurocrine Biosciences Inc *	9,808	954,515
Nevro Corp *	14,393	2,386,215
Nuvei Corp * (Canada)	72,461	5,978,032
Oatly Group AB ADR *	125,206	3,062,539
Olink Holding AB ADR * (Sweden)	31,931	1,099,065
Optinose Inc *	121,869	379,013

	Shares	Value
Orchard Therapeutics PLC ADR * (United Kingdom)	34,393	$150,985
Paylocity Holding Corp *	14,218	2,712,794
Payoneer Global Inc *	254,283	2,636,915
PerkinElmer Inc	10,232	1,579,923
PRA Health Sciences Inc *	8,584	1,418,163
Prelude Therapeutics Inc *	25,069	717,725
Recursion Pharmaceuticals Inc ‘A’ *	64,066	2,338,409
Ritchie Bros Auctioneers Inc (Canada)	73,007	4,327,855
Sana Biotechnology Inc *	31,845	626,073
Silk Road Medical Inc *	18,273	874,546
SpringWorks Therapeutics Inc *	26,476	2,181,887
Syneos Health Inc *	47,295	4,232,430
The Duckhorn Portfolio Inc *	112,404	2,479,632
TriNet Group Inc *	41,603	3,015,385
Turning Point Therapeutics Inc *	18,757	1,463,421

		93,169,715

Diversified - 0.2%

TPG Pace Tech Opportunities Corp ‘A’ *	70,337	698,447

Energy - 2.3%

Array Technologies Inc *	183,779	2,866,952
Shoals Technologies Group Inc ‘A’ *	113,152	4,016,896

		6,883,848

Financial - 11.2%

Bank OZK	38,577	1,626,406
Big Yellow Group PLC REIT (United Kingdom)	134,060	2,421,575
CoreSite Realty Corp REIT	33,801	4,549,614
Focus Financial Partners Inc ‘A’ *	98,448	4,774,728
GCM Grosvenor Inc ‘A’	79,730	830,787
Grosvenor Capital Management LP PIPE *	161,590	1,683,768
Hamilton Lane Inc ‘A’	23,216	2,115,442
Industrial Logistics Properties Trust REIT	96,992	2,535,371
MetroMile Inc *	243,555	2,228,528
Prosperity Bancshares Inc	31,036	2,228,385
STAG Industrial Inc REIT	112,846	4,223,826
TMX Group Ltd (Canada)	14,992	1,583,618
WisdomTree Investments Inc	541,640	3,358,168

		34,160,216

Industrial - 13.1%

Advanced Drainage Systems Inc	16,453	1,917,926
Advanced Energy Industries Inc	43,499	4,902,772
CryoPort Inc *	62,433	3,939,522
Generac Holdings Inc *	9,650	4,006,198
Gerresheimer AG (Germany)	33,312	3,684,552
GFL Environmental Inc (Canada)	81,720	2,608,502
Knight-Swift Transportation Holdings Inc	69,240	3,147,651
Kratos Defense & Security Solutions Inc *	50,372	1,435,098
Littelfuse Inc	6,230	1,587,342
Schneider National Inc ‘B’	96,621	2,103,439
Sensata Technologies Holding PLC *	64,487	3,738,311
StealthGas Inc * (Greece)	109,988	311,266
The AZEK Co Inc *	89,992	3,821,060
Trex Co Inc *	21,389	2,186,170
Xometry Inc ‘A’ *	7,637	667,398

		40,057,207

Technology - 22.0%

8x8 Inc *	93,551	2,596,976
ACV Auctions Inc ‘A’ *	137,784	3,531,404
Alkami Technology Inc *	48,800	1,740,696
CACI International Inc ‘A’ *	24,474	6,243,807
DoubleVerify Holdings Inc *	68,437	2,897,623
Endava PLC ADR * (United Kingdom)	33,160	3,759,681
Everbridge Inc *	31,757	4,321,492

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
ExlService Holdings Inc *	39,257	$4,171,449
Health Catalyst Inc*	22,980	1,275,620
Keywords Studios PLC * (Ireland)	107,459	3,701,336
Latch Inc *	192,912	2,367,030
nCino Inc *	32,317	1,936,435
Outset Medical Inc *	26,901	1,344,512
PagerDuty Inc *	72,927	3,105,232
Ping Identity Holding Corp *	100,014	2,290,321
Procore Technologies Inc *	18,017	1,710,714
Rapid7 Inc *	65,661	6,213,500
Silicon Laboratories Inc *	15,937	2,442,345
Talkspace Inc *	245,121	2,036,955
TaskUS Inc ‘A’ * (Philippines)	47,125	1,613,560
Vertex Inc ‘A’ *	174,449	3,827,411
WNS Holdings Ltd ADR * (India)	51,404	4,105,637

		67,233,736

Total Common Stocks (Cost $236,728,416)		297,875,872

	Principal Amount

SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $8,555,435; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $8,726,556)	$8,555,435	8,555,435

Total Short-Term Investment (Cost $8,555,435)		8,555,435

TOTAL INVESTMENTS - 100.3% (Cost $245,283,851)		306,431,307

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(935,907)

NET ASSETS - 100.0%		$305,495,400

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	30.5%
Technology	22.0%
Industrial	13.1%
Consumer, Cyclical	11.2%
Financial	11.2%
Communications	4.5%
Others (each less than 3.0%)	7.8%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$7,573,229	$7,573,229	$-	$-
	Communications	13,787,836	13,787,836	-	-
	Consumer, Cyclical	34,311,638	32,981,530	1,330,108	-
	Consumer, Non-Cyclical	93,169,715	93,169,715	-	-
	Diversified	698,447	698,447	-	-
	Energy	6,883,848	6,883,848	-	-
	Financial	34,160,216	31,738,641	2,421,575	-
	Industrial	40,057,207	36,372,655	3,684,552	-
	Technology	67,233,736	67,233,736	-	-

	Total Common Stocks	297,875,872	290,439,637	7,436,235	-

	Short-Term Investment	8,555,435	-	8,555,435	-

	Total	$306,431,307	$290,439,637	$15,991,670	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Contra Aduro Biotechnologies Inc - Contingent Value Rights * Ω ±	3,861	$11,583
Oncternal Therapeutics Inc - Contingent Value Rights * Ω ±	216	221

		11,804

Total Rights (Cost $443)		11,804

WARRANTS - 0.0%

Energy - 0.0%

Nabors Industries Ltd Exercise @ $166.67 Exp 06/11/26 *	100	1,000

Total Warrants (Cost $0)		1,000

COMMON STOCKS - 98.7%

Basic Materials - 3.1%

AdvanSix Inc *	7,886	235,476
Allegheny Technologies Inc *	36,298	756,813
American Vanguard Corp	8,926	156,294
Amyris Inc *	47,646	779,965
Arconic Corp *	31,458	1,120,534
Balchem Corp	9,188	1,206,017
Cabot Corp	15,991	910,368
Carpenter Technology Corp	13,576	546,027
Century Aluminum Co *	14,853	191,455
Clearwater Paper Corp *	4,593	133,059
Codexis Inc *	16,889	382,705
Coeur Mining Inc *	69,063	613,280
Commercial Metals Co	34,224	1,051,361
Compass Minerals International Inc	9,868	584,778
Constellium SE *	34,981	662,890
Danimer Scientific Inc *	19,592	490,780
Domtar Corp *	14,243	782,795
Energy Fuels Inc *	40,177	243,071
Ferro Corp *	23,352	503,703
Gatos Silver Inc *	9,862	172,486
GCP Applied Technologies Inc *	14,020	326,105
Glatfelter Corp	12,856	179,598
Hawkins Inc	5,475	179,306
HB Fuller Co	14,860	945,245
Hecla Mining Co	151,483	1,127,034
Ingevity Corp *	11,470	933,199
Innospec Inc	7,210	653,298
Intrepid Potash Inc *	2,837	90,387
Kaiser Aluminum Corp	4,504	556,199
Koppers Holdings Inc *	5,918	191,447
Kraton Corp *	9,453	305,237
Kronos Worldwide Inc	5,567	79,719
Livent Corp *	42,843	829,441
Marrone Bio Innovations Inc *	28,545	47,385
Minerals Technologies Inc	9,580	753,659
MP Materials Corp *	20,787	766,209
Neenah Inc	4,990	250,348
Novagold Resources Inc * (Canada)	67,591	541,404
Oil-Dri Corp of America	1,862	63,643
Orion Engineered Carbons SA * (Germany)	17,267	327,900
Perpetua Resources Corp *	7,636	55,743
PolyMet Mining Corp * (Canada)	8,226	29,696
PQ Group Holdings Inc	14,632	224,748
Quaker Chemical Corp	3,843	911,521
Rayonier Advanced Materials Inc *	18,842	126,053

	Shares	Value
Rogers Corp *	5,332	$1,070,666
Schnitzer Steel Industries Inc ‘A’	7,386	362,283
Schweitzer-Mauduit International Inc	8,948	361,320
Sensient Technologies Corp	12,052	1,043,221
Stepan Co	6,142	738,698
Tronox Holdings PLC ‘A’	31,255	700,112
United States Lime & Minerals Inc	700	97,363
Ur-Energy Inc *	51,555	72,177
Uranium Energy Corp *	60,473	160,858
Verso Corp ‘A’	8,902	157,565
Zymergen Inc *	5,334	213,413

		26,996,057

Communications - 4.8%

1-800-Flowers.com Inc ‘A’ *	7,393	235,615
A10 Networks Inc *	16,197	182,378
ADTRAN Inc	14,156	292,321
Advantage Solutions Inc *	21,768	234,877
AMC Networks Inc ‘A’ *	8,211	548,495
Anterix Inc *	3,373	202,346
ATN International Inc	3,540	161,035
Aviat Networks Inc *	1,902	62,329
Boston Omaha Corp ‘A’ *	4,967	157,504
CalAmp Corp *	10,272	130,660
Calix Inc *	15,501	736,297
Cambium Networks Corp *	2,388	115,460
Cargurus Inc *	26,241	688,301
CarParts.com Inc *	13,500	274,860
Cars.com Inc *	20,136	288,549
Casa Systems Inc *	8,003	70,987
ChannelAdvisor Corp *	7,521	184,340
Cincinnati Bell Inc *	14,974	230,899
Clear Channel Outdoor Holdings Inc *	103,484	273,198
Clearfield Inc *	2,864	107,257
Cogent Communications Holdings Inc	12,153	934,444
comScore Inc *	14,521	72,605
Consolidated Communications Holdings Inc *	20,547	180,608
CuriosityStream Inc *	7,414	101,127
DZS Inc *	4,476	92,877
EchoStar Corp ‘A’ *	11,781	286,160
Entercom Communications Corp *	35,074	151,169
Entravision Communications Corp ‘A’	16,640	111,155
ePlus Inc *	4,053	351,355
Eventbrite Inc ‘A’ *	21,386	406,334
EverQuote Inc ‘A’ *	5,385	175,982
Extreme Networks Inc *	37,179	414,918
Fluent Inc *	13,919	40,783
fuboTV Inc *	37,470	1,203,162
Gannett Co Inc *	39,559	217,179
Globalstar Inc *	172,984	307,911
Gogo Inc *	16,484	187,588
Gray Television Inc	24,351	569,813
Groupon Inc *	7,019	302,940
Harmonic Inc *	30,180	257,134
HC2 Holdings Inc *	12,525	49,849
HealthStream Inc *	8,148	227,655
Hemisphere Media Group Inc *	4,535	53,513
Houghton Mifflin Harcourt Co *	32,539	359,231
HyreCar Inc *	4,994	104,474
IDT Corp ‘B’ *	5,415	200,138
iHeartMedia Inc ‘A’ *	31,912	859,390
Infinera Corp *	47,402	483,500
Inseego Corp *	21,608	218,025
InterDigital Inc	9,358	683,415
Iridium Communications Inc *	34,055	1,361,859
KVH Industries Inc *	5,163	63,505
Lands’ End Inc *	4,088	167,812
Liberty Latin America Ltd ‘A’ * (Chile)	11,686	161,968
Liberty Latin America Ltd ‘C’ * (Chile)	44,039	620,950

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Limelight Networks Inc *	37,379	$117,744
Liquidity Services Inc *	8,036	204,516
LiveXLive Media Inc *	12,773	60,289
Loral Space & Communications Inc (Canada)	3,925	152,486
Magnite Inc *	29,930	1,012,831
Maxar Technologies Inc	20,437	815,845
MDC Partners Inc ‘A’ *	15,592	91,213
MediaAlpha Inc ‘A’ *	5,377	226,372
Meredith Corp *	11,368	493,826
Mimecast Ltd *	17,157	910,179
MSG Networks Inc ‘A’ *	8,657	126,219
National CineMedia Inc	18,850	95,569
NeoPhotonics Corp *	14,558	148,637
NETGEAR Inc *	8,963	343,462
Ooma Inc *	5,971	112,613
Open Lending Corp ‘A’ *	29,711	1,280,247
ORBCOMM Inc *	21,548	242,200
Overstock.com Inc *	12,250	1,129,450
Perficient Inc *	9,275	745,895
Plantronics Inc *	10,423	434,952
Preformed Line Products Co	817	60,621
Q2 Holdings Inc *	15,580	1,598,196
QuinStreet Inc *	14,619	271,621
Quotient Technology Inc *	24,701	267,018
Revolve Group Inc *	10,232	704,985
Ribbon Communications Inc *	19,880	151,287
Scholastic Corp	8,281	313,767
Shenandoah Telecommunications Co	13,771	668,031
Shutterstock Inc	6,668	654,598
Sinclair Broadcast Group Inc ‘A’	13,054	433,654
Stamps.com Inc *	4,999	1,001,250
Stitch Fix Inc ‘A’ *	16,836	1,015,211
TechTarget Inc *	7,271	563,430
TEGNA Inc	63,026	1,182,368
Telephone & Data Systems Inc	28,796	652,517
The EW Scripps Co ‘A’	16,854	343,653
The RealReal Inc *	22,405	442,723
Thryv Holdings Inc *	1,843	65,924
TrueCar Inc *	29,342	165,782
Tucows Inc ‘A’ *	2,783	223,531
United States Cellular Corp *	4,356	158,166
Upwork Inc *	33,234	1,937,210
Value Line Inc	498	15,438
Viavi Solutions Inc *	65,144	1,150,443
VirnetX Holding Corp *	15,541	66,360
Vonage Holdings Corp *	68,542	987,690
WideOpenWest Inc *	14,671	303,836
Yelp Inc *	21,156	845,394
Zix Corp *	15,982	112,673

		42,260,158

Consumer, Cyclical - 13.8%

A-Mark Precious Metals Inc	2,487	115,646
Abercrombie & Fitch Co ‘A’ *	17,483	811,736
Academy Sports & Outdoors Inc *	17,620	726,649
Accel Entertainment Inc *	15,385	182,620
Acushnet Holdings Corp	9,769	482,589
Adient PLC *	26,993	1,220,084
Aeva Technologies Inc *	7,075	74,783
Allegiant Travel Co *	4,318	837,692
AMC Entertainment Holdings Inc ‘A’ *	116,054	6,577,941
America’s Car-Mart Inc *	1,870	265,016
American Axle & Manufacturing Holdings Inc *	32,140	332,649
American Eagle Outfitters Inc	43,371	1,627,714
Arcimoto Inc *	7,802	134,116
Arko Corp *	5,852	53,780
Asbury Automotive Group Inc *	5,701	976,980
Aspen Aerogels Inc *	5,239	156,751

	Shares	Value
At Home Group Inc *	18,704	$689,055
Aterian Inc *	5,638	82,484
Avient Corp	25,943	1,275,358
Bally’s Corp *	9,304	503,439
Barnes & Noble Education Inc *	10,949	78,942
Bassett Furniture Industries Inc	2,653	64,601
Beacon Roofing Supply Inc *	15,991	851,521
Beazer Homes USA Inc *	7,647	147,511
Bed Bath & Beyond Inc *	31,278	1,041,245
Big 5 Sporting Goods Corp	5,932	152,334
Big Lots Inc	9,894	653,103
Biglari Holdings Inc ‘B’ *	331	52,785
BJ’s Restaurants Inc *	6,392	314,103
BJ’s Wholesale Club Holdings Inc *	39,058	1,858,380
Bloomin’ Brands Inc *	25,400	689,356
Blue Bird Corp *	5,026	124,946
Bluegreen Vacations Holding Corp *	4,311	77,598
BlueLinx Holdings Inc *	2,556	128,516
Boot Barn Holdings Inc *	8,188	688,201
Brinker International Inc *	12,946	800,710
Caleres Inc	10,743	293,176
Callaway Golf Co	32,979	1,112,382
Camping World Holdings Inc ‘A’	12,163	498,561
Cannae Holdings Inc *	24,890	844,020
Canoo Inc *	22,734	225,976
CarLotz Inc *	12,386	67,628
Carrols Restaurant Group Inc *	10,486	63,021
Casper Sleep Inc *	8,414	69,331
Cavco Industries Inc *	2,632	584,804
Century Casinos Inc *	7,401	99,395
Century Communities Inc	8,418	560,134
Chicken Soup For The Soul Entertainment Inc *	3,278	135,709
Chico’s FAS Inc *	35,720	235,038
Chuy’s Holdings Inc *	5,442	202,769
Cinemark Holdings Inc *	31,139	683,501
Citi Trends Inc *	2,540	220,980
Clarus Corp	7,501	192,776
Clean Energy Fuels Corp *	38,010	385,802
Commercial Vehicle Group Inc *	9,133	97,084
CompX International Inc	719	14,934
Conn’s Inc *	4,876	124,338
Cooper-Standard Holdings Inc *	4,891	141,839
Core-Mark Holding Co Inc	12,727	572,842
Cracker Barrel Old Country Store Inc	6,759	1,003,441
Crocs Inc *	18,406	2,144,667
Daktronics Inc *	10,275	67,712
Dana Inc	41,425	984,258
Dave & Buster’s Entertainment Inc *	12,316	500,030
Del Taco Restaurants Inc	9,590	95,996
Denny’s Corp *	17,853	294,396
Designer Brands Inc ‘A’ *	17,131	283,518
Diamond Resorts International Inc - Escrow Receipt * Ω ±	23,686	-
Dillard’s Inc ‘A’	1,790	323,775
Dine Brands Global Inc *	4,625	412,781
Dorman Products Inc *	7,621	790,069
Douglas Dynamics Inc	6,720	273,437
Drive Shack Inc *	23,537	77,907
Duluth Holdings Inc ‘B’ *	3,374	69,673
El Pollo Loco Holdings Inc *	5,169	94,541
Eros STX Global Corp * (United Arab Emirates)	90,511	138,482
Escalade Inc	2,878	66,050
Ethan Allen Interiors Inc	6,805	187,818
Everi Holdings Inc *	23,815	593,946
EVI Industries Inc *	1,572	44,645
Fiesta Restaurant Group Inc *	4,839	64,988
FirstCash Inc	11,476	877,225
Fisker Inc *	45,228	871,996

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Flexsteel Industries Inc	1,892	$76,418
Forestar Group Inc *	4,745	99,218
Fossil Group Inc *	14,174	202,405
Fox Factory Holding Corp *	12,037	1,873,679
Franchise Group Inc	8,074	284,770
Frontier Group Holdings Inc *	9,921	169,054
Full House Resorts Inc *	9,322	92,661
Funko Inc ‘A’ *	7,554	160,749
G-III Apparel Group Ltd *	13,014	427,640
GAN Ltd * (United Kingdom)	9,605	157,906
Genesco Inc *	3,950	251,536
Gentherm Inc *	9,626	683,927
Global Industrial Co	3,607	132,413
GMS Inc *	11,998	577,584
Golden Entertainment Inc *	5,127	229,690
Golden Nugget Online Gaming Inc *	9,094	116,039
Green Brick Partners Inc *	9,122	207,434
Group 1 Automotive Inc	5,009	773,540
GrowGeneration Corp *	15,415	741,461
Guess? Inc	11,014	290,770
H&E Equipment Services Inc	9,573	318,494
Hall of Fame Resort & Entertainment Co *	15,666	61,567
Hamilton Beach Brands Holding Co ‘A’	2,122	47,257
Haverty Furniture Cos Inc	4,807	205,547
Hawaiian Holdings Inc *	14,198	346,005
Healthcare Services Group Inc	21,500	678,755
Herman Miller Inc	16,851	794,356
Hibbett Inc *	4,700	421,261
Hilton Grand Vacations Inc *	24,382	1,009,171
HNI Corp	12,325	541,930
Hooker Furniture Corp	3,586	124,219
Hovnanian Enterprises Inc ‘A’ *	1,458	154,971
Hyliion Holdings Corp *	33,404	389,157
IMAX Corp *	14,712	316,308
Installed Building Products Inc	6,899	844,162
Interface Inc	16,564	253,429
International Game Technology PLC *	28,492	682,668
iRobot Corp *	8,119	758,233
Jack in the Box Inc	6,716	748,431
JOANN Inc	3,306	52,070
Johnson Outdoors Inc ‘A’	1,483	179,443
KAR Auction Services Inc *	35,460	622,323
KB Home	25,560	1,040,803
Kimball International Inc ‘B’	10,953	144,032
Kirkland’s Inc *	3,993	91,360
Knoll Inc	13,565	352,554
Kontoor Brands Inc	14,885	839,663
Kopin Corp *	22,111	180,868
Kura Sushi USA Inc ‘A’ *	1,094	41,583
La-Z-Boy Inc	12,997	481,409
Lazydays Holdings Inc *	2,093	46,046
LCI Industries	7,063	928,219
LGI Homes Inc *	6,322	1,023,785
Liberty Media Corp-Liberty Braves ‘A’ *	2,808	79,242
Liberty Media Corp-Liberty Braves ‘C’ *	10,412	289,141
Liberty TripAdvisor Holdings Inc ‘A’ *	20,956	85,291
Lifetime Brands Inc	4,323	64,715
Lindblad Expeditions Holdings Inc *	7,836	125,454
Lions Gate Entertainment Corp ‘A’ *	16,595	343,517
Lions Gate Entertainment Corp ‘B’ *	32,835	600,880
Lordstown Motors Corp ‘A’ *	31,950	353,367
Lumber Liquidators Holdings Inc *	8,930	188,423
M/I Homes Inc *	8,454	495,996
Macy’s Inc *	89,524	1,697,375
Madison Square Garden Entertainment Corp *	5,388	452,430
Malibu Boats Inc ‘A’ *	6,043	443,133
Marine Products Corp	2,063	31,853
MarineMax Inc *	5,910	288,053
MasterCraft Boat Holdings Inc *	5,310	139,600

	Shares	Value
MDC Holdings Inc	16,294	$824,476
Meritage Homes Corp *	10,682	1,004,963
Meritor Inc *	20,008	468,587
Mesa Air Group Inc *	8,473	79,053
Methode Electronics Inc	10,532	518,280
Miller Industries Inc	3,386	133,544
Modine Manufacturing Co *	14,759	244,852
Monarch Casino & Resort Inc *	3,702	244,961
Motorcar Parts of America Inc *	5,348	120,009
Movado Group Inc	4,459	140,325
Murphy USA Inc	7,178	957,330
National Vision Holdings Inc *	23,742	1,213,928
Nautilus Inc *	8,714	146,831
Navistar International Corp *	14,276	635,282
Neogames SA * (Israel)	1,604	98,598
Nikola Corp *	57,139	1,031,930
Noodles & Co *	9,140	114,067
Nu Skin Enterprises Inc ‘A’	14,162	802,277
OneSpaWorld Holdings Ltd * (Bahamas)	15,060	145,931
OneWater Marine Inc ‘A’	3,002	126,174
OptimizeRx Corp *	5,051	312,657
Oxford Industries Inc	4,579	452,588
Papa John’s International Inc	9,578	1,000,326
Party City Holdco Inc *	31,490	293,802
PC Connection Inc	3,267	151,164
PetMed Express Inc	5,625	179,156
PLBY Group Inc *	3,088	120,092
PriceSmart Inc	6,532	594,477
Purple Innovation Inc *	14,309	377,901
RCI Hospitality Holdings Inc	2,406	159,277
Red Robin Gourmet Burgers Inc *	4,542	150,386
Red Rock Resorts Inc ‘A’ *	17,568	746,640
Regis Corp *	7,201	67,401
Resideo Technologies Inc *	41,202	1,236,060
REV Group Inc	8,074	126,681
Rite Aid Corp *	16,461	268,314
Rocky Brands Inc	1,966	109,310
Romeo Power Inc *	11,913	96,972
Rush Enterprises Inc ‘A’	12,015	519,529
Rush Enterprises Inc ‘B’	1,946	74,220
Rush Street Interactive Inc *	14,910	182,797
Ruth’s Hospitality Group Inc *	9,823	226,224
Sally Beauty Holdings Inc *	32,501	717,297
ScanSource Inc *	7,420	208,725
Scientific Games Corp ‘A’ *	27,403	2,122,088
SeaWorld Entertainment Inc *	15,145	756,341
Shake Shack Inc ‘A’ *	10,388	1,111,724
Shift Technologies Inc *	17,684	151,729
Shoe Carnival Inc	2,516	180,120
Signet Jewelers Ltd (NYSE) *	14,859	1,200,459
Skyline Champion Corp *	14,970	797,901
SkyWest Inc *	14,748	635,196
Sleep Number Corp *	6,818	749,639
Sonic Automotive Inc ‘A’	6,237	279,043
Sonos Inc *	34,265	1,207,156
Spirit Airlines Inc *	28,019	852,898
Sportsman’s Warehouse Holdings Inc *	12,422	220,739
Standard Motor Products Inc	5,958	258,279
Steelcase Inc ‘A’	25,259	381,663
Steven Madden Ltd	23,375	1,022,890
Sun Country Airlines Holdings Inc *	4,940	182,829
Superior Group of Cos Inc	3,312	79,190
Target Hospitality Corp *	10,677	39,612
Taylor Morrison Home Corp *	35,780	945,308
Tenneco Inc ‘A’ *	20,140	389,105
Texas Roadhouse Inc	19,518	1,877,632
The Buckle Inc	8,634	429,542
The Cato Corp ‘A’	6,324	106,686
The Cheesecake Factory Inc *	12,459	675,029
The Children’s Place Inc *	4,140	385,268

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
The Container Store Group Inc *	9,489	$123,737
The Goodyear Tire & Rubber Co *	78,761	1,350,751
The Lovesac Co *	3,639	290,356
The Marcus Corp *	6,988	148,215
The ODP Corp *	13,951	669,788
The ONE Group Hospitality Inc *	5,568	61,359
The Shyft Group Inc	9,863	368,975
Tilly’s Inc ‘A’	6,305	100,754
Titan International Inc *	14,386	121,993
Titan Machinery Inc *	5,393	166,859
TravelCenters of America Inc *	3,557	104,007
Tri Pointe Homes Inc *	33,514	718,205
Tupperware Brands Corp *	13,898	330,078
Unifi Inc *	4,126	100,509
UniFirst Corp	4,298	1,008,483
Universal Electronics Inc *	3,878	188,083
Urban Outfitters Inc *	19,549	805,810
Velodyne Lidar Inc *	20,143	214,322
Vera Bradley Inc *	6,262	77,586
Veritiv Corp *	4,317	265,150
Vista Outdoor Inc *	16,655	770,793
Visteon Corp *	7,912	956,877
VOXX International Corp *	5,631	78,890
VSE Corp	2,703	133,826
Wabash National Corp	14,661	234,576
WESCO International Inc *	12,689	1,304,683
Wingstop Inc	8,505	1,340,643
Winmark Corp	808	155,201
Winnebago Industries Inc	9,101	618,504
Wolverine World Wide Inc	23,174	779,573
Workhorse Group Inc *	35,215	584,217
World Fuel Services Corp	17,775	564,001
XL Fleet Corp *	10,927	91,022
XPEL Inc *	5,116	429,079
Zumiez Inc *	6,231	305,257

		120,509,390

Consumer, Non-Cyclical - 26.4%

22nd Century Group Inc *	43,019	199,178
2U Inc *	20,440	851,735
4D Molecular Therapeutics Inc *	2,276	54,806
89bio Inc *	2,155	40,299
9 Meters Biopharma Inc *	60,550	66,605
ABM Industries Inc	19,201	851,564
Acacia Research Corp *	14,527	98,203
ACADIA Pharmaceuticals Inc *	34,101	831,723
Accelerate Diagnostics Inc *	9,158	73,813
ACCO Brands Cor p	26,556	229,178
Accolade Inc *	14,343	778,968
Accuray Inc *	25,245	114,107
Aclaris Therapeutics Inc *	12,369	217,200
Acutus Medical Inc *	4,515	76,665
AdaptHealth Corp *	21,895	600,142
Addus HomeCare Corp *	4,434	386,822
Adicet Bio Inc *	5,959	61,318
Adtalem Global Education Inc *	14,108	502,809
Adverum Biotechnologies Inc *	26,915	94,202
Aeglea BioTherapeutics Inc *	11,891	82,761
Aerie Pharmaceuticals Inc *	12,061	193,097
Affimed NV * (Germany)	33,924	288,354
Agenus Inc *	56,167	308,357
Agiliti Inc *	6,440	140,843
Agios Pharmaceuticals Inc *	17,553	967,346
Akebia Therapeutics Inc *	44,682	169,345
Akero Therapeutics Inc *	7,325	181,733
Akouos Inc *	7,275	91,301
Alarm.com Holdings Inc *	13,474	1,141,248
Albireo Pharma Inc *	4,853	170,729
Aldeyra Therapeutics Inc *	13,828	156,671
Alector Inc *	16,414	341,904

	Shares	Value
Aligos Therapeutics Inc *	5,346	$108,978
Alkermes PLC *	45,706	1,120,711
Allakos Inc *	9,957	850,029
Allogene Therapeutics Inc *	19,374	505,274
Allovir Inc *	8,823	174,166
Alphatec Holdings Inc *	19,613	300,471
Alpine Immune Sciences Inc *	3,309	29,781
Alta Equipment Group Inc *	4,207	55,911
Altimmune Inc *	9,259	91,201
ALX Oncology Holdings Inc *	5,237	286,359
American Public Education Inc *	3,960	112,226
American Well Corp ‘A’ *	55,470	697,813
Amicus Therapeutics Inc *	74,841	721,467
AMN Healthcare Services Inc *	13,433	1,302,732
Amneal Pharmaceuticals Inc *	26,987	138,173
Amphastar Pharmaceuticals Inc *	10,256	206,761
Ampio Pharmaceuticals Inc *	54,193	90,502
AnaptysBio Inc *	6,855	177,750
Anavex Life Sciences Corp *	17,522	400,553
AngioDynamics Inc *	10,544	286,059
Angion Biomedica Corp *	1,609	20,949
ANI Pharmaceuticals Inc *	2,447	85,767
Anika Therapeutics Inc *	4,185	181,169
Annexon Inc *	8,884	199,979
Antares Pharma Inc *	47,640	207,710
Apellis Pharmaceuticals Inc *	18,505	1,169,516
API Group Corp * ~	51,403	1,073,809
AppHarvest Inc *	13,662	218,592
Applied Molecular Transport Inc *	6,681	305,589
Applied Therapeutics Inc *	4,694	97,541
Apria Inc *	2,114	59,192
Apyx Medical Corp *	10,435	107,585
AquaBounty Technologies Inc *	14,952	80,143
Arbutus Biopharma Corp * (Canada)	22,252	67,424
Arcturus Therapeutics Holdings Inc *	6,087	205,984
Arcus Biosciences Inc *	12,310	338,033
Arcutis Biotherapeutics Inc *	7,881	215,072
Ardelyx Inc *	22,061	167,222
Arena Pharmaceuticals Inc *	17,226	1,174,813
Arlo Technologies Inc *	22,882	154,911
Arrowhead Pharmaceuticals Inc *	28,881	2,391,924
Arvinas Inc *	12,436	957,572
Asensus Surgical Inc *	66,666	211,331
ASGN Inc *	14,810	1,435,533
Aspira Women’s Health Inc *	20,713	116,407
Atara Biotherapeutics Inc *	22,814	354,758
Atea Pharmaceuticals Inc *	18,401	395,253
Athenex Inc *	24,637	113,823
Athersys Inc *	46,884	67,513
Athira Pharma Inc *	9,189	94,095
Atossa Therapeutics Inc *	33,332	210,658
Atreca Inc ‘A’ *	7,713	65,715
AtriCure Inc *	12,828	1,017,645
Atrion Corp	429	266,379
Avanos Medical Inc *	13,713	498,742
Aveanna Healthcare Holdings Inc *	10,995	136,008
Avid Bioservices Inc *	18,183	466,394
Avidity Biosciences Inc *	9,121	225,380
Avis Budget Group Inc *	14,575	1,135,247
Avita Medical Inc *	6,802	139,577
Avrobio Inc *	11,112	98,786
Axogen Inc *	11,451	247,456
Axonics Inc *	11,860	752,043
Axsome Therapeutics Inc *	8,286	558,974
B&G Foods Inc	18,512	607,194
Barrett Business Services Inc	2,186	158,725
Beam Therapeutics Inc *	13,386	1,722,912
BellRing Brands Inc ‘A’ *	11,852	371,442
Berkeley Lights Inc *	13,662	612,194
Beyondspring Inc *	6,382	66,628

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
BioAtla Inc *	3,459	$146,592
BioCryst Pharmaceuticals Inc *	51,219	809,772
BioDelivery Sciences International Inc *	29,484	105,553
Biodesix Inc *	3,499	46,222
Biohaven Pharmaceutical Holding Co Ltd *	15,394	1,494,450
BioLife Solutions Inc *	6,955	309,567
Biomea Fusion Inc *	2,459	38,385
Bionano Genomics Inc *	80,145	587,463
Bioventus Inc ‘A’ *	1,992	35,059
Bioxcel Therapeutics Inc *	4,355	126,556
Black Diamond Therapeutics Inc *	5,220	63,632
Bluebird Bio Inc *	19,244	615,423
Blueprint Medicines Corp *	16,438	1,445,886
Bolt Biotherapeutics Inc *	3,714	57,418
Bridgebio Pharma Inc *	30,662	1,869,156
BrightView Holdings Inc *	12,711	204,901
Brookdale Senior Living Inc *	52,734	416,599
Brooklyn ImmunoTherapeutics Inc *	6,782	122,144
Butterfly Network Inc *	9,259	134,070
C4 Therapeutics Inc *	9,812	371,286
Cadiz Inc *	6,664	90,630
CAI International Inc	4,635	259,560
Cal-Maine Foods Inc	11,147	403,633
Calavo Growers Inc	4,700	298,074
Cara Therapeutics Inc *	12,408	177,062
Cardiff Oncology Inc *	10,302	68,508
Cardiovascular Systems Inc *	11,196	477,509
CareDx Inc *	14,258	1,304,892
Carriage Services Inc	5,125	189,471
Cass Information Systems Inc	4,473	182,275
Cassava Sciences Inc *	10,901	931,381
Castle Biosciences Inc *	6,071	445,186
Catalyst Pharmaceuticals Inc *	28,464	163,668
CBIZ Inc *	14,646	479,949
CEL-SCI Corp *	10,673	92,642
Celcuity Inc *	2,271	54,504
Celldex Therapeutics Inc *	11,171	373,558
Celsius Holdings Inc *	12,960	986,126
Central Garden & Pet Co *	2,635	139,471
Central Garden & Pet Co ‘A’ *	11,530	556,899
Cerecor Inc *	10,870	35,545
Cerevel Therapeutics Holdings Inc *	10,046	257,379
Cerus Corp *	49,941	295,151
ChemoCentryx Inc *	14,498	194,128
Chimerix Inc *	20,798	166,384
Chinook Therapeutics Inc *	8,960	126,515
ChromaDex Corp *	11,798	116,328
Cimpress PLC * (Ireland)	4,999	541,942
Citius Pharmaceuticals Inc *	32,353	112,588
ClearPoint Neuro Inc *	5,361	102,341
Clene Inc *	6,519	73,274
Clovis Oncology Inc *	28,381	164,610
Coca-Cola Consolidated Inc	1,340	538,854
Codiak Biosciences Inc *	4,474	82,903
Cogent Biosciences Inc *	10,586	85,852
Coherus Biosciences Inc *	17,624	243,740
Collegium Pharmaceutical Inc *	10,237	242,003
Community Health Systems Inc *	35,405	546,653
CONMED Corp	8,032	1,103,838
Constellation Pharmaceuticals Inc *	10,336	349,357
Corcept Therapeutics Inc *	28,335	623,370
CoreCivic Inc REIT *	33,991	355,886
CorMedix Inc *	9,645	66,165
Cortexyme Inc *	5,684	301,252
CorVel Corp *	2,669	358,447
Coursera Inc *	3,434	135,849
Covetrus Inc *	29,490	796,230
CRA International Inc	2,250	192,600
Crinetics Pharmaceuticals Inc *	10,392	195,889
Cross Country Healthcare Inc *	10,411	171,886

	Shares	Value
CryoLife Inc *	11,568	$328,531
Cue Biopharma Inc *	7,748	90,264
Cullinan Oncology Inc *	3,930	101,197
Curis Inc *	24,675	199,127
Custom Truck One Source Inc *	4,575	43,554
Cutera Inc *	4,927	241,571
Cymabay Therapeutics Inc *	22,507	98,131
Cytokinetics Inc *	19,163	379,236
CytomX Therapeutics Inc *	18,231	115,402
CytoSorbents Corp *	12,390	93,545
Deciphera Pharmaceuticals Inc *	11,426	418,306
Deluxe Corp	12,001	573,288
Denali Therapeutics Inc *	25,922	2,033,322
DermTech Inc *	6,754	280,764
Design Therapeutics Inc *	3,840	76,378
Dicerna Pharmaceuticals Inc *	19,218	717,216
Durect Corp *	69,119	112,664
Dynavax Technologies Corp *	31,144	306,768
Dyne Therapeutics Inc *	8,556	180,018
Eagle Pharmaceuticals Inc *	3,346	143,209
Eargo Inc *	5,500	219,505
Edgewell Personal Care Co	15,478	679,484
Edgewise Therapeutics Inc *	3,515	74,975
Editas Medicine Inc *	19,546	1,107,085
Eiger BioPharmaceuticals Inc *	8,601	73,281
elf Beauty Inc *	13,013	353,173
Emerald Holding Inc *	8,320	44,845
Emergent BioSolutions Inc *	13,959	879,277
Enanta Pharmaceuticals Inc *	5,813	255,830
Endo International PLC *	67,203	314,510
Ennis Inc	8,063	173,516
Epizyme Inc *	27,812	231,118
Esperion Therapeutics Inc *	8,105	171,421
Evelo Biosciences Inc *	8,653	118,892
EVERTEC Inc	17,398	759,423
Evo Payments Inc ‘A’ *	13,724	380,704
Evolus Inc *	9,190	116,253
Exagen Inc *	3,087	46,274
EyePoint Pharmaceuticals Inc *	6,020	54,120
Fate Therapeutics Inc *	22,845	1,982,718
FibroGen Inc *	24,618	655,577
Finch Therapeutics Group Inc *	2,156	30,335
Flexion Therapeutics Inc *	12,665	104,233
Foghorn Therapeutics Inc *	5,573	59,464
Forma Therapeutics Holdings Inc *	9,028	224,707
Forrester Research Inc *	3,027	138,637
Forte Biosciences Inc *	3,214	108,055
Fortress Biotech Inc *	19,904	71,057
Franklin Covey Co *	3,660	118,401
Frequency Therapeutics Inc *	9,115	90,785
Fresh Del Monte Produce Inc	8,744	287,503
Fulcrum Therapeutics Inc *	6,311	66,139
Fulgent Genetics Inc *	5,782	533,274
G1 Therapeutics Inc *	11,170	245,070
Gemini Therapeutics Inc *	6,241	40,379
Generation Bio Co *	12,073	324,764
Geron Corp *	83,222	117,343
Glaukos Corp *	12,620	1,070,555
Global Blood Therapeutics Inc *	17,052	597,161
Gossamer Bio Inc *	16,348	132,746
GP Strategies Corp *	3,156	49,612
Graham Holdings Co ‘B’	1,104	699,826
Green Dot Corp ‘A’ *	15,545	728,283
Greenlane Holdings Inc ‘A’ *	4,786	21,393
GreenSky Inc ‘A’ *	18,600	103,230
Greenwich Lifesciences Inc *	1,150	51,681
Gritstone bio Inc *	11,504	105,032
GT Biopharma Inc *	6,794	105,307
Haemonetics Corp *	14,375	957,950
Halozyme Therapeutics Inc *	40,154	1,823,393

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Hanger Inc *	10,985	$277,701
Harmony Biosciences Holdings Inc *	6,369	179,797
Harpoon Therapeutics Inc *	5,329	73,913
Harvard Bioscience Inc *	13,043	108,648
HealthEquity Inc *	23,309	1,875,908
Heidrick & Struggles International Inc	5,551	247,297
Helen of Troy Ltd *	6,969	1,589,768
Herc Holdings Inc *	7,111	796,930
Heron Therapeutics Inc *	26,918	417,767
Heska Corp *	2,730	627,163
HF Foods Group Inc *	10,129	53,582
Homology Medicines Inc *	10,280	74,736
Hookipa Pharma Inc *	4,329	39,654
Hostess Brands Inc *	38,226	618,879
Humanigen Inc *	12,779	222,099
Huron Consulting Group Inc *	6,371	313,135
iBio Inc *	58,059	87,669
ICF International Inc	5,515	484,548
Ideaya Biosciences Inc *	7,997	167,857
IGM Biosciences Inc *	2,248	187,034
Ikena Oncology Inc *	2,583	36,265
Immunic Inc *	4,419	54,177
ImmunityBio Inc *	19,055	272,105
ImmunoGen Inc *	55,268	364,216
Immunovant Inc *	11,376	120,244
Inari Medical Inc *	9,685	903,417
Infinity Pharmaceuticals Inc *	24,939	74,568
InfuSystem Holdings Inc *	4,899	101,850
Ingles Markets Inc ‘A’	4,001	233,138
Inhibrx Inc *	7,953	218,867
Innovage Holding Corp *	5,223	111,302
Innoviva Inc *	18,644	250,016
Inogen Inc *	5,380	350,615
Inotiv Inc *	3,690	98,449
Inovio Pharmaceuticals Inc *	58,910	546,096
Inozyme Pharma Inc *	3,692	62,912
Insmed Inc *	29,864	849,929
Insperity Inc	10,546	953,042
Inspire Medical Systems Inc *	7,770	1,501,630
Instil Bio Inc *	4,966	95,943
Integer Holdings Corp *	9,626	906,769
Intellia Therapeutics Inc *	18,201	2,946,924
Inter Parfums Inc	5,303	381,816
Intercept Pharmaceuticals Inc *	7,889	157,543
Intersect ENT Inc *	9,578	163,688
Intra-Cellular Therapies Inc *	19,814	808,807
Invacare Corp *	10,122	81,685
Invitae Corp *	57,096	1,925,848
iRadimed Corp *	2,073	60,967
iRhythm Technologies Inc *	8,545	566,961
Ironwood Pharmaceuticals Inc *	41,391	532,702
iTeos Therapeutics Inc *	5,866	150,463
IVERIC bio Inc *	25,806	162,836
J&J Snack Foods Corp	4,201	732,696
John B Sanfilippo & Son Inc	2,660	235,596
John Wiley & Sons Inc ‘A’	12,296	739,973
Jounce Therapeutics Inc *	9,392	63,866
Kadmon Holdings Inc *	51,387	198,868
Kala Pharmaceuticals Inc *	10,927	57,913
Kaleido Biosciences Inc *	3,724	27,707
KalVista Pharmaceuticals Inc *	5,759	137,986
Karuna Therapeutics Inc *	6,326	721,101
Karyopharm Therapeutics Inc *	21,360	220,435
Kelly Services Inc ‘A’ *	9,984	239,316
KemPharm Inc *	8,143	104,393
Keros Therapeutics Inc *	4,446	188,822
Kezar Life Sciences Inc *	9,434	51,227
Kforce Inc	5,878	369,903
Kiniksa Pharmaceuticals Ltd ‘A’ *	7,958	110,855
Kinnate Biopharma Inc *	3,970	92,422

	Shares	Value
Kodiak Sciences Inc *	9,744	$906,192
Korn Ferry	15,213	1,103,703
Kronos Bio Inc *	11,060	264,887
Krystal Biotech Inc *	5,110	347,480
Kura Oncology Inc *	18,285	381,242
Kymera Therapeutics Inc *	8,236	399,446
Laird Superfood Inc *	1,003	29,960
Lancaster Colony Corp	5,411	1,047,083
Landec Corp *	7,169	80,651
Landos Biopharma Inc *	1,671	19,300
Lantheus Holdings Inc *	20,162	557,278
Laureate Education Inc ‘A’ *	31,124	451,609
LeMaitre Vascular Inc	5,218	318,402
Lexicon Pharmaceuticals Inc *	19,341	88,775
LHC Group Inc *	8,703	1,742,863
Ligand Pharmaceuticals Inc *	4,194	550,211
Limoneira Co	4,261	74,781
Lineage Cell Therapeutics Inc *	34,550	98,467
LivaNova PLC *	13,999	1,177,456
LiveRamp Holdings Inc *	18,549	869,021
Luminex Corp	12,667	466,146
Macquarie Infrastructure Corp	21,051	805,622
MacroGenics Inc *	16,337	438,812
Madrigal Pharmaceuticals Inc *	3,235	315,121
Magellan Health Inc *	6,842	644,516
Magenta Therapeutics Inc *	8,524	83,365
MannKind Corp *	68,033	370,780
Marathon Digital Holdings Inc *	27,201	853,295
Marinus Pharmaceuticals Inc *	10,523	188,783
Medifast Inc	3,300	933,834
MEDNAX Inc *	21,622	651,903
Medpace Holdings Inc *	8,201	1,448,543
MEI Pharma Inc *	29,730	84,731
MeiraGTx Holdings PLC *	8,487	131,548
Meridian Bioscience Inc *	12,491	277,050
Merit Medical Systems Inc *	14,626	945,717
Mersana Therapeutics Inc *	19,621	266,453
MGP Ingredients Inc	4,039	273,198
MiMedx Group Inc *	31,650	395,941
Mind Medicine MindMed Inc * (Canada)	91,764	316,586
Mirum Pharmaceuticals Inc *	1,842	31,848
Misonix Inc *	3,462	76,787
Mission Produce Inc *	10,566	218,822
ModivCare Inc *	3,662	622,796
Molecular Templates Inc *	10,534	82,376
MoneyGram International Inc *	22,215	223,927
Monro Inc	9,594	609,315
Morphic Holding Inc *	5,907	339,003
Multiplan Corp *	113,717	1,082,586
Mustang Bio Inc *	15,141	50,268
Myriad Genetics Inc *	21,812	667,011
NanoString Technologies Inc *	12,958	839,549
Nathan’s Famous Inc	1,050	74,886
National Beverage Corp	7,310	345,251
National HealthCare Corp	3,596	251,360
National Research Corp	3,989	183,095
Natural Grocers by Vitamin Cottage Inc	2,889	31,028
Nature’s Sunshine Products Inc	2,508	43,564
Natus Medical Inc *	10,194	264,840
Neogen Corp *	30,675	1,412,277
NeoGenomics Inc *	32,311	1,459,488
Neoleukin Therapeutics Inc *	10,032	92,595
Neuronetics Inc *	7,116	113,998
NeuroPace Inc *	1,984	47,199
Nevro Corp *	9,858	1,634,358
NewAge Inc *	23,088	51,486
NexImmune Inc *	1,713	27,956
NGM Biopharmaceuticals Inc *	8,977	177,026
Nkarta Inc *	4,020	127,394
Nurix Therapeutics Inc *	8,923	236,727

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
NuVasive Inc *	14,761	$1,000,501
Nuvation Bio Inc *	10,092	93,957
Ocugen Inc *	52,611	422,466
Ocular Therapeutix Inc *	20,737	294,051
Olema Pharmaceuticals Inc *	3,564	99,721
Omeros Corp *	17,450	258,958
Omnicell Inc *	12,260	1,856,777
Oncocyte Corp *	21,028	120,701
Oncorus Inc *	5,819	80,302
Oncternal Therapeutics Inc *	12,609	59,893
Ontrak Inc *	2,270	73,730
OPKO Health Inc *	114,128	462,218
Option Care Health Inc *	29,844	652,688
Oramed Pharmaceuticals Inc * (Israel)	7,610	101,822
OraSure Technologies Inc *	20,519	208,063
Organogenesis Holdings Inc *	10,866	180,593
ORIC Pharmaceuticals Inc *	8,407	148,720
Ortho Clinical Diagnostics Holdings PLC *	26,258	562,184
Orthofix Medical Inc *	5,528	221,728
OrthoPediatrics Corp *	4,138	261,439
Outlook Therapeutics Inc *	24,952	62,130
Owens & Minor Inc	20,669	874,919
Oyster Point Pharma Inc *	3,166	54,424
Pacific Biosciences of California Inc *	55,408	1,937,618
Pacira BioSciences Inc *	12,530	760,320
Paratek Pharmaceuticals Inc *	10,627	72,476
Passage Bio Inc *	10,567	139,907
Patterson Cos Inc	24,794	753,490
PAVmed Inc *	18,752	120,013
Paya Holdings Inc *	23,425	258,143
Perdoceo Education Corp *	20,292	248,983
Performance Food Group Co *	37,601	1,823,272
Personalis Inc *	10,144	256,643
PetIQ Inc *	7,522	290,349
Phathom Pharmaceuticals Inc *	5,770	195,314
Phibro Animal Health Corp ‘A’	6,195	178,912
Pliant Therapeutics Inc *	7,159	208,470
PMV Pharmaceuticals Inc *	7,473	255,278
Portage Biotech Inc * (Canada)	1,027	21,526
Poseida Therapeutics Inc *	9,716	97,354
Praxis Precision Medicines Inc *	6,949	127,028
Precigen Inc *	27,023	176,190
Precision BioSciences Inc *	14,162	177,308
Prelude Therapeutics Inc *	2,960	84,745
Prestige Consumer Healthcare Inc *	14,271	743,519
Primo Water Corp	45,527	761,667
Priority Technology Holdings Inc *	1,876	14,333
PROG Holdings Inc	19,129	920,679
Progyny Inc *	17,975	1,060,525
Prometheus Biosciences Inc *	3,220	79,083
Protagonist Therapeutics Inc *	11,778	528,597
Prothena Corp PLC * (Ireland)	9,715	499,448
Provention Bio Inc *	15,006	126,501
PTC Therapeutics Inc *	19,789	836,481
Pulmonx Corp *	7,236	319,252
Pulse Biosciences Inc *	3,997	65,551
Puma Biotechnology Inc *	7,977	73,229
Quanex Building Products Corp	9,887	245,593
Quanterix Corp *	8,792	515,739
Quotient Ltd *	23,344	84,972
R1 RCM Inc *	36,655	815,207
Radius Health Inc *	13,669	249,323
RadNet Inc *	12,981	437,330
Rain Therapeutics Inc *	2,114	32,852
RAPT Therapeutics Inc *	5,120	162,765
Reata Pharmaceuticals Inc ‘A’ *	7,822	1,107,048
Recursion Pharmaceuticals Inc ‘A’ *	6,020	219,730
REGENXBIO Inc *	11,538	448,251
Rekor Systems Inc *	8,941	90,841
Relay Therapeutics Inc *	16,679	610,285

	Shares	Value
Relmada Therapeutics Inc *	4,336	$138,795
Reneo Pharmaceuticals Inc *	1,797	16,766
Rent-A-Center Inc	18,786	996,973
Repay Holdings Corp *	21,936	527,341
Replimune Group Inc *	7,628	293,068
Resources Connection Inc	9,575	137,497
Retractable Technologies Inc *	4,733	54,713
Revance Therapeutics Inc *	20,000	592,800
Revlon Inc ‘A’ *	2,081	26,720
REVOLUTION Medicines Inc *	16,922	537,104
Rhythm Pharmaceuticals Inc *	12,551	245,749
Rigel Pharmaceuticals Inc *	46,759	202,934
Riot Blockchain Inc *	24,023	904,946
Rocket Pharmaceuticals Inc *	11,270	499,148
RR Donnelley & Sons Co *	20,189	126,787
Rubius Therapeutics Inc *	12,846	313,571
Sana Biotechnology Inc *	7,649	150,379
Sanderson Farms Inc	5,944	1,117,294
Sangamo Therapeutics Inc *	34,012	407,124
Scholar Rock Holding Corp *	7,882	227,790
SeaSpine Holdings Corp *	7,961	163,280
Seelos Therapeutics Inc *	21,600	57,024
Seer Inc *	4,276	140,167
Select Medical Holdings Corp	31,486	1,330,598
Selecta Biosciences Inc *	25,449	106,377
Seneca Foods Corp ‘A’ *	1,804	92,148
Sensei Biotherapeutics Inc *	2,007	19,588
Senseonics Holdings Inc *	118,354	454,479
Seres Therapeutics Inc *	19,829	472,922
Sesen Bio Inc *	48,707	225,026
Shattuck Labs Inc *	7,579	219,715
Shockwave Medical Inc *	9,614	1,824,064
ShotSpotter Inc *	2,409	117,487
SI-BONE Inc *	8,031	252,736
Sientra Inc *	13,463	107,165
SIGA Technologies Inc *	16,628	104,424
Sigilon Therapeutics Inc *	2,123	22,780
Silk Road Medical Inc *	9,665	462,567
Silverback Therapeutics Inc *	3,765	116,301
SOC Telemed Inc *	11,664	66,368
Solid Biosciences Inc *	16,988	62,176
Soliton Inc *	1,872	42,101
Sorrento Therapeutics Inc *	77,677	752,690
SP Plus Corp *	6,592	201,649
SpartanNash Co	10,425	201,307
Spectrum Pharmaceuticals Inc *	41,785	156,694
Spero Therapeutics Inc *	6,445	89,972
SpringWorks Therapeutics Inc *	8,319	685,569
Sprouts Farmers Market Inc *	33,828	840,626
Spruce Biosciences Inc *	2,245	25,166
SQZ Biotechnologies Co *	6,486	93,723
STAAR Surgical Co *	13,580	2,070,950
Stereotaxis Inc *	12,644	121,888
Stoke Therapeutics Inc *	5,438	183,043
StoneMor Inc *	9,166	24,015
Strategic Education Inc	7,263	552,424
Stride Inc *	11,912	382,733
Summit Therapeutics Inc *	6,404	47,774
Supernus Pharmaceuticals Inc *	14,181	436,633
Surface Oncology Inc *	9,480	70,721
Surgery Partners Inc *	9,031	601,645
Surmodics Inc *	4,131	224,107
Sutro Biopharma Inc *	12,354	229,661
Syndax Pharmaceuticals Inc *	12,811	219,965
Syros Pharmaceuticals Inc *	14,784	80,573
Tactile Systems Technology Inc *	5,500	286,000
Talaris Therapeutics Inc *	2,538	37,283
Talis Biomedical Corp *	3,692	40,723
Tarsus Pharmaceuticals Inc *	1,982	57,438
Tattooed Chef Inc *	13,324	285,800

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Taysha Gene Therapies Inc *	6,343	$134,472
TCR2 Therapeutics Inc *	8,686	142,537
Team Inc *	7,415	49,681
Tejon Ranch Co *	5,981	90,971
Tenet Healthcare Corp *	30,264	2,027,385
Terns Pharmaceuticals Inc *	2,492	30,552
Textainer Group Holdings Ltd * (China)	13,657	461,197
TG Therapeutics Inc *	36,120	1,401,095
The Aaron’s Co Inc	10,143	324,475
The Andersons Inc	9,280	283,318
The Beauty Health Co *	13,227	222,214
The Brink’s Co	13,867	1,065,540
The Chefs’ Warehouse Inc *	9,160	291,563
The Duckhorn Portfolio Inc *	5,751	126,867
The Ensign Group Inc	14,973	1,297,710
The Hackett Group Inc	6,809	122,698
The Honest Co Inc *	7,075	114,544
The Joint Corp *	3,868	324,603
The Pennant Group Inc *	7,562	309,286
The Simply Good Foods Co *	24,260	885,733
TherapeuticsMD Inc *	99,017	117,830
Theravance Biopharma Inc *	15,189	220,544
Tivity Health Inc *	13,113	345,003
Tonix Pharmaceuticals Holding Corp *	93,077	103,315
Tootsie Roll Industries Inc	4,999	169,516
Transcat Inc *	2,020	114,150
Translate Bio Inc *	20,568	566,443
TransMedics Group Inc *	7,030	233,255
Travere Therapeutics Inc *	16,558	241,581
Treace Medical Concepts Inc *	3,116	97,406
TreeHouse Foods Inc *	14,816	659,608
Trevena Inc *	46,593	78,742
Trillium Therapeutics Inc * (Canada)	27,870	270,339
TriNet Group Inc *	11,551	837,216
Triple-S Management Corp ‘B’ *	7,128	158,741
Triton International Ltd (Bermuda)	18,281	956,828
TrueBlue Inc *	10,361	291,248
Turning Point Brands Inc	3,742	171,271
Turning Point Therapeutics Inc *	13,101	1,022,140
Twist Bioscience Corp *	13,452	1,792,479
United Natural Foods Inc *	15,900	587,982
Universal Corp	6,889	392,466
UroGen Pharma Ltd *	6,194	94,582
US Physical Therapy Inc	3,642	421,999
USANA Health Sciences Inc *	3,490	357,481
Utah Medical Products Inc	906	77,046
Utz Brands Inc	16,801	366,094
Vanda Pharmaceuticals Inc *	16,014	344,461
Vapotherm Inc *	5,539	130,942
Varex Imaging Corp *	11,316	303,495
Vaxart Inc *	34,034	254,915
Vaxcyte Inc *	11,324	254,903
VBI Vaccines Inc *	49,994	167,480
Vector Group Ltd	42,503	600,992
Vectrus Inc *	3,579	170,325
Veracyte Inc *	19,696	787,446
Verastem Inc *	47,442	193,089
Vericel Corp *	13,636	715,890
Verrica Pharmaceuticals Inc *	2,734	30,894
Veru Inc *	14,757	119,089
Viad Corp *	5,741	286,189
Viemed Healthcare Inc *	8,416	60,174
ViewRay Inc *	35,863	236,696
Viking Therapeutics Inc *	20,890	125,131
Village Super Market Inc ‘A’	2,310	54,308
Vincerx Pharma Inc *	1,340	17,407
Vir Biotechnology Inc *	17,127	809,765
Viracta Therapeutics Inc *	10,329	117,131
VistaGen Therapeutics Inc *	54,507	171,697
Vital Farms Inc *	7,129	142,295

	Shares	Value
Vivint Smart Home Inc *	26,106	$344,599
Vor BioPharma Inc *	3,350	62,478
WaVe Life Sciences Ltd *	10,667	71,042
WD-40 Co	3,893	997,737
Weis Markets Inc	4,687	242,130
Werewolf Therapeutics Inc *	2,156	37,601
Whole Earth Brands Inc *	10,648	154,396
Willdan Group Inc *	2,977	112,054
WW International Inc *	15,006	542,317
XBiotech Inc *	3,393	56,188
Xencor Inc *	16,758	577,983
XOMA Corp *	1,362	46,308
Y-mAbs Therapeutics Inc *	9,957	336,547
Zentalis Pharmaceuticals Inc *	9,473	503,964
ZIOPHARM Oncology Inc *	64,470	170,201
Zogenix Inc *	16,407	283,513
Zynex Inc *	5,903	91,674

		231,271,731

Energy - 4.4%

Advent Technologies Holdings Inc *	4,865	46,899
Aemetis Inc *	6,612	73,856
Alto Ingredients Inc *	20,377	124,503
Antero Resources Corp *	81,542	1,225,576
Arch Resources Inc *	4,478	255,156
Archrock Inc	39,026	347,722
Array Technologies Inc *	36,394	567,746
Beam Global *	2,505	95,967
Berry Corp	20,837	140,025
Bonanza Creek Energy Inc	8,794	413,934
Brigham Minerals Inc ‘A’	12,418	264,379
Bristow Group Inc *	1,187	30,399
California Resources Corp *	23,958	722,094
Callon Petroleum Co *	11,368	655,820
Centennial Resource Development Inc ‘A’ *	51,593	349,801
ChampionX Corp *	57,797	1,482,493
Chesapeake Energy Corp	28,153	1,461,704
Cleanspark Inc *	9,327	155,201
CNX Resources Corp *	62,343	851,605
Comstock Resources Inc *	26,094	174,047
CONSOL Energy Inc *	8,959	165,473
Contango Oil & Gas Co *	41,851	180,796
CVR Energy Inc	8,849	158,928
Delek US Holdings Inc	18,708	404,467
Denbury Inc *	14,377	1,103,866
DMC Global Inc *	5,294	297,576
Dril-Quip Inc *	10,494	355,012
Earthstone Energy Inc ‘A’ *	7,279	80,579
Eos Energy Enterprises Inc *	5,005	89,890
Equitrans Midstream Corp	116,541	991,764
Extraction Oil & Gas Inc *	4,454	244,569
Falcon Minerals Corp	10,587	53,782
Frank’s International NV *	47,586	144,186
FTS International Inc ‘A’ *	2,533	71,659
FuelCell Energy Inc *	93,149	829,026
FutureFuel Corp	7,097	68,131
Gevo Inc *	55,615	404,321
Golar LNG Ltd * (Bermuda)	30,525	404,456
Green Plains Inc *	10,265	345,109
Helix Energy Solutions Group Inc *	42,053	240,123
Helmerich & Payne Inc	30,006	979,096
Kosmos Energy Ltd * (Ghana)	118,976	411,657
Laredo Petroleum Inc *	3,585	332,652
Liberty Oilfield Services Inc ‘A’ *	24,934	353,065
Magnolia Oil & Gas Corp ‘A’ *	39,674	620,105
Matador Resources Co	31,556	1,136,332
Matrix Service Co *	7,534	79,107
MRC Global Inc *	22,637	212,788
Murphy Oil Corp	41,758	972,126
Nabors Industries Ltd *	2,132	243,560

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
National Energy Services Reunited Corp *	8,484	$120,897
Newpark Resources Inc *	29,709	102,793
NexTier Oilfield Solutions Inc *	47,565	226,409
Northern Oil and Gas Inc	13,631	283,116
NOW Inc *	30,629	290,669
Oasis Petroleum Inc	5,750	578,162
Oceaneering International Inc *	27,932	434,901
Oil States International Inc *	17,196	134,989
Ovintiv Inc	74,695	2,350,652
Par Pacific Holdings Inc *	11,518	193,733
Patterson-UTI Energy Inc	53,155	528,361
PBF Energy Inc ‘A’ *	28,846	441,344
PDC Energy Inc	28,332	1,297,322
Peabody Energy Corp *	19,732	156,475
Penn Virginia Corp *	4,571	107,921
ProPetro Holding Corp *	23,270	213,153
Range Resources Corp *	68,132	1,141,892
Renewable Energy Group Inc *	12,758	795,334
REX American Resources Corp *	1,666	150,240
Riley Exploration Permian Inc	652	18,895
RPC Inc *	17,583	87,036
Select Energy Services Inc ‘A’ *	16,232	98,041
SM Energy Co	33,017	813,209
Solaris Oilfield Infrastructure Inc ‘A’	7,346	71,550
Southwestern Energy Co *	190,113	1,077,941
Stem Inc *	17,847	642,670
SunCoke Energy Inc	25,112	179,300
Sunnova Energy International Inc *	24,522	923,498
SunPower Corp *	23,105	675,128
Talos Energy Inc *	10,506	164,314
Tellurian Inc *	90,313	419,955
TETRA Technologies Inc *	34,967	151,757
TPI Composites Inc *	10,178	492,819
US Silica Holdings Inc *	20,929	241,939
Vine Energy Inc ‘A’ *	5,877	91,622
W&T Offshore Inc *	28,811	139,733
Warrior Met Coal Inc	14,996	257,931
Whiting Petroleum Corp *	11,224	612,269

		38,121,098

Financial - 20.9%

1st Source Corp	4,446	206,561
Acadia Realty Trust REIT	24,153	530,400
Agree Realty Corp REIT	19,166	1,351,011
Alerus Financial Corp	4,370	126,774
Alexander & Baldwin Inc REIT *	21,048	385,599
Alexander’s Inc REIT	677	181,402
Allegiance Bancshares Inc	5,745	220,838
Altabancorp	4,536	196,454
Altus Midstream Co ‘A’	929	62,717
Amalgamated Financial Corp	4,599	71,882
Ambac Financial Group Inc *	12,746	199,602
Amerant Bancorp Inc *	5,981	127,874
American Assets Trust Inc REIT	14,231	530,674
American Equity Investment Life Holding Co	24,328	786,281
American Finance Trust Inc REIT	32,874	278,772
American National Bankshares Inc	3,137	97,529
American National Group Inc	2,124	315,520
Ameris Bancorp	18,950	959,438
AMERISAFE Inc	5,462	326,027
Apartment Investment and Management Co ‘A’ REIT	42,445	284,806
Apollo Commercial Real Estate Finance Inc REIT	40,957	653,264
Apple Hospitality REIT Inc	59,842	913,189
Arbor Realty Trust Inc REIT	35,196	627,193
Ares Commercial Real Estate Corp REIT	10,746	157,859
Argo Group International Holdings Ltd	9,034	468,232
Armada Hoffler Properties Inc REIT	17,038	226,435
ARMOUR Residential REIT Inc	19,007	217,060

	Shares	Value
Arrow Financial Corp	4,143	$148,941
Artisan Partners Asset Management Inc ‘A’	17,071	867,548
Ashford Hospitality Trust Inc REIT *	31,229	142,404
Assetmark Financial Holdings Inc *	4,808	120,488
Associated Banc-Corp	43,145	883,610
Associated Capital Group Inc ‘A’	507	19,702
Atlantic Capital Bancshares Inc *	6,127	155,993
Atlantic Union Bankshares Corp	22,460	813,501
Atlanticus Holdings Corp *	1,514	60,106
Axos Financial Inc *	16,259	754,255
B. Riley Financial Inc	5,683	429,066
Banc of California Inc	13,352	234,194
BancFirst Corp	4,894	305,532
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	9,696	149,028
BancorpSouth Bank	29,070	823,553
Bank First Corp	1,891	131,935
Bank of Marin Bancorp	3,611	115,191
BankUnited Inc	26,546	1,133,249
Banner Corp	9,882	535,703
Bar Harbor Bankshares	3,867	110,674
Berkshire Hills Bancorp Inc	13,531	370,885
BGC Partners Inc ‘A’	94,503	535,832
Blackstone Mortgage Trust Inc ‘A’ REIT	39,460	1,258,379
Blucora Inc *	14,156	245,040
Blue Ridge Bankshares Inc	4,942	86,584
Boston Private Financial Holdings Inc	23,436	345,681
Braemar Hotels & Resorts Inc REIT *	12,678	78,730
Brandywine Realty Trust REIT	48,359	663,002
Bridgewater Bancshares Inc *	6,000	96,900
Brightsphere Investment Group Inc	16,526	387,204
BrightSpire Capital Inc REIT	25,932	243,761
Broadmark Realty Capital Inc REIT	38,541	408,149
Broadstone Net Lease Inc REIT	40,552	949,322
Brookline Bancorp Inc	21,880	327,106
BRP Group Inc ‘A’ *	13,152	350,501
BRT Apartments Corp REIT	2,962	51,361
Bryn Mawr Bank Corp	5,784	244,027
Business First Bancshares Inc	6,102	140,041
Byline Bancorp Inc	7,395	167,349
Cadence BanCorp	35,651	744,393
Cambridge Bancorp	1,939	160,918
Camden National Corp	4,199	200,544
Capital Bancorp Inc *	2,234	45,685
Capital City Bank Group Inc	4,322	111,464
Capitol Federal Financial Inc	37,031	436,225
Capstar Financial Holdings Inc	4,455	91,328
Capstead Mortgage Corp REIT	28,405	174,407
CareTrust REIT Inc	27,732	644,214
Carter Bankshares Inc *	5,667	70,894
CatchMark Timber Trust Inc ‘A’ REIT	15,295	178,952
Cathay General Bancorp	21,795	857,851
CBTX Inc	5,628	153,701
Centerspace REIT	3,925	309,683
Central Pacific Financial Corp	8,007	208,662
Century Bancorp Inc ‘A’	810	92,340
Chatham Lodging Trust REIT *	13,379	172,188
Chimera Investment Corp REIT	65,607	988,041
CIT Group Inc	28,291	1,459,533
Citizens & Northern Corp	3,883	95,134
Citizens Inc *	12,698	67,172
City Holding Co	4,412	331,959
City Office REIT Inc	12,171	151,286
Civista Bancshares Inc	4,668	103,163
Clipper Realty Inc REIT	2,459	18,074
CNB Financial Corp	4,429	101,070
CNO Financial Group Inc	37,421	883,884
Coastal Financial Corp *	2,644	75,513
Cohen & Steers Inc	6,996	574,302
Columbia Banking System Inc	20,508	790,788

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Columbia Financial Inc *	11,441	$197,014
Columbia Property Trust Inc REIT	33,044	574,635
Community Bank System Inc	15,259	1,154,343
Community Healthcare Trust Inc REIT	6,592	312,856
Community Trust Bancorp Inc	4,607	186,031
ConnectOne Bancorp Inc	11,128	291,220
CorePoint Lodging Inc REIT *	12,680	135,676
Corporate Office Properties Trust REIT	5,263	147,311
Cowen Inc ‘A’	7,586	311,405
Crawford & Co ‘A’	3,594	32,598
CrossFirst Bankshares Inc *	13,443	184,841
CTO Realty Growth Inc REIT	1,609	86,114
Curo Group Holdings Corp	5,275	89,675
Cushman & Wakefield PLC *	32,447	566,849
Customers Bancorp Inc *	8,592	335,002
CVB Financial Corp	36,831	758,350
Diamond Hill Investment Group Inc	925	154,762
DiamondRock Hospitality Co REIT *	60,663	588,431
DigitalBridge Group Inc REIT *	136,246	1,076,343
Dime Community Bancshares Inc	10,003	336,301
Diversified Healthcare Trust REIT	70,553	294,912
Donegal Group Inc ‘A’	3,395	49,465
Dynex Capital Inc REIT	6,583	122,839
Eagle Bancorp Inc	9,014	505,505
Easterly Government Properties Inc REIT	24,029	506,531
Eastern Bankshares Inc	48,949	1,006,881
EastGroup Properties Inc REIT	11,330	1,863,218
eHealth Inc *	6,957	406,289
Ellington Financial Inc REIT	12,041	230,585
Empire State Realty Trust Inc ‘A’ REIT	40,751	489,012
Employers Holdings Inc	8,410	359,948
Encore Capital Group Inc *	9,308	441,106
Enova International Inc *	9,817	335,840
Enstar Group Ltd *	3,920	936,566
Enterprise Bancorp Inc	2,328	76,242
Enterprise Financial Services Corp	8,237	382,114
Equity Bancshares Inc ‘A’ *	4,136	126,107
Equity Commonwealth REIT	33,424	875,709
Essent Group Ltd	31,551	1,418,217
Essential Properties Realty Trust Inc REIT	33,360	902,054
eXp World Holdings Inc *	17,685	685,647
EZCORP Inc ‘A’ *	11,919	71,872
Farmers National Banc Corp	8,106	125,724
Farmland Partners Inc REIT	8,355	100,678
Fathom Holdings Inc *	1,503	49,283
FB Financial Corp	9,595	358,085
Federal Agricultural Mortgage Corp ‘C’	2,634	260,503
Federated Hermes Inc	26,978	914,824
Fidelity D&D Bancorp Inc	1,006	54,425
Finance Of America Cos Inc ‘A’ *	9,514	72,592
Financial Institutions Inc	4,884	146,520
First BanCorp	61,419	732,114
First Bancorp NC	8,026	328,344
First Bank	5,405	73,184
First Busey Corp	14,482	357,126
First Choice Bancorp	3,050	92,873
First Commonwealth Financial Corp	27,588	388,163
First Community Bankshares Inc	4,892	146,026
First Financial Bancorp	27,415	647,816
First Financial Bankshares Inc	37,010	1,818,301
First Financial Corp	3,438	140,339
First Foundation Inc	11,772	264,988
First Internet Bancorp	2,565	79,464
First Interstate BancSystem Inc ‘A’	11,781	492,799
First Merchants Corp	15,423	642,676
First Mid Bancshares Inc	4,187	169,615
First Midwest Bancorp Inc	32,461	643,702
Flagstar Bancorp Inc	14,512	613,422
Flushing Financial Corp	8,969	192,206
Focus Financial Partners Inc ‘A’ *	14,725	714,162

	Shares	Value
Four Corners Property Trust Inc REIT	22,141	$611,313
Franklin Street Properties Corp REIT	29,405	154,670
FRP Holdings Inc *	1,863	103,732
FS Bancorp Inc	1,055	75,190
Fulton Financial Corp	45,301	714,850
GAMCO Investors Inc ‘A’	2,017	50,627
GCM Grosvenor Inc ‘A’	9,322	97,135
Genworth Financial Inc ‘A’ *	144,484	563,488
German American Bancorp Inc	6,932	257,870
Getty Realty Corp REIT	10,139	315,830
Glacier Bancorp Inc	27,313	1,504,400
Gladstone Commercial Corp REIT	10,080	227,405
Gladstone Land Corp REIT	6,224	149,749
Global Medical REIT Inc	16,157	238,477
Global Net Lease Inc REIT	27,368	506,308
Goosehead Insurance Inc ‘A’	5,046	642,356
Granite Point Mortgage Trust Inc REIT	16,333	240,912
Great Ajax Corp REIT	7,189	93,313
Great Southern Bancorp Inc	2,943	158,628
Great Western Bancorp Inc	16,087	527,493
Greenhill & Co Inc	3,810	59,284
Greenlight Capital Re Ltd ‘A’ *	8,495	77,559
Guaranty Bancshares Inc	2,185	74,443
Hamilton Lane Inc ‘A’	9,418	858,168
Hancock Whitney Corp	24,656	1,095,713
Hanmi Financial Corp	8,694	165,708
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	21,744	1,220,926
HarborOne Bancorp Inc	15,046	215,760
Hawthorn Bancshares Inc	36	835
HBT Financial Inc	1,783	31,042
HCI Group Inc	1,614	160,480
Healthcare Realty Trust Inc REIT	40,370	1,219,174
Heartland Financial USA Inc	11,486	539,727
Heritage Commerce Corp	16,489	183,523
Heritage Financial Corp	10,109	252,927
Heritage Insurance Holdings Inc	6,984	59,923
Hersha Hospitality Trust REIT *	9,820	105,663
Hilltop Holdings Inc	18,406	669,978
Hingham Institution for Savings	413	119,977
Home Bancorp Inc	2,196	83,690
Home BancShares Inc	43,463	1,072,667
Home Point Capital Inc *	1,960	11,623
HomeStreet Inc	6,097	248,392
HomeTrust Bancshares Inc	4,750	132,525
Hope Bancorp Inc	33,893	480,603
Horace Mann Educators Corp	11,891	444,961
Horizon Bancorp Inc	12,595	219,531
Houlihan Lokey Inc	14,802	1,210,656
Howard Bancorp Inc *	4,014	64,746
I3 Verticals Inc ‘A’ *	5,206	157,325
Independence Holding Co	1,280	59,290
Independence Realty Trust Inc REIT	28,905	526,938
Independent Bank Corp	9,589	723,969
Independent Bank Corp MI	6,447	139,964
Independent Bank Group Inc	10,793	798,466
Indus Realty Trust Inc REIT	846	55,540
Industrial Logistics Properties Trust REIT	18,516	484,008
Innovative Industrial Properties Inc REIT	6,753	1,289,958
International Bancshares Corp	15,322	657,927
International Money Express Inc *	9,016	133,888
Invesco Mortgage Capital Inc REIT	69,423	270,750
Investors Bancorp Inc	66,057	941,973
Investors Title Co	324	56,580
iStar Inc REIT	20,168	418,083
James River Group Holdings Ltd	9,238	346,610
Kearny Financial Corp	20,812	248,703
Kennedy-Wilson Holdings Inc	34,220	679,951
Kinsale Capital Group Inc	6,235	1,027,341
Kite Realty Group Trust REIT	23,769	523,156

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
KKR Real Estate Finance Trust Inc REIT	7,510	$162,441
Ladder Capital Corp REIT	31,446	362,887
Lakeland Bancorp Inc	13,248	231,575
Lakeland Financial Corp	7,104	437,891
Legacy Housing Corp *	3,029	51,220
LendingClub Corp *	27,492	498,430
LendingTree Inc *	3,312	701,747
Lexington Realty Trust REIT	78,187	934,335
Live Oak Bancshares Inc	8,597	507,223
LTC Properties Inc REIT	11,094	425,899
Luther Burbank Corp	4,448	52,753
Macatawa Bank Corp	7,514	65,748
Mack-Cali Realty Corp REIT	26,368	452,211
Maiden Holdings Ltd *	19,807	66,750
Marcus & Millichap Inc *	6,765	262,956
Marlin Business Services Corp	2,910	66,232
MBIA Inc *	13,661	150,271
McGrath RentCorp	6,882	561,365
Mercantile Bank Corp	4,707	142,151
Merchants Bancorp	2,558	100,376
Meridian Bancorp Inc	13,322	272,568
Meta Financial Group Inc	9,118	461,644
Metrocity Bankshares Inc	4,064	71,161
MetroMile Inc *	10,462	95,727
Metropolitan Bank Holding Corp *	1,973	118,814
MFA Financial Inc REIT	126,155	579,051
Mid Penn Bancorp Inc	2,254	61,872
Midland States Bancorp Inc	6,493	170,571
MidWestOne Financial Group Inc	4,126	118,705
Moelis & Co ‘A’	17,431	991,650
Monmouth Real Estate Investment Corp REIT	27,145	508,154
Mr Cooper Group Inc *	20,215	668,308
MVB Financial Corp	2,630	112,196
National Bank Holdings Corp ‘A’	8,535	322,111
National Health Investors Inc REIT	12,468	835,979
National Storage Affiliates Trust REIT	20,005	1,011,453
National Western Life Group Inc ‘A’	737	165,375
Navient Corp	50,222	970,791
NBT Bancorp Inc	12,023	432,467
Nelnet Inc ‘A’	4,837	363,888
NETSTREIT Corp	11,308	260,762
New Senior Investment Group Inc REIT	23,342	204,943
New York Mortgage Trust Inc REIT	114,642	512,450
Newmark Group Inc ‘A’	42,273	507,699
NexPoint Residential Trust Inc REIT	6,628	364,407
NI Holdings Inc *	3,078	58,513
Nicolet Bankshares Inc *	2,544	178,945
NMI Holdings Inc ‘A’ *	24,198	543,971
Northfield Bancorp Inc	13,038	213,823
Northrim BanCorp Inc	1,861	79,558
Northwest Bancshares Inc	34,938	476,554
OceanFirst Financial Corp	16,852	351,196
Ocwen Financial Corp *	2,328	72,121
Office Properties Income Trust REIT	13,833	405,445
OFG Bancorp	15,145	335,007
Old National Bancorp	47,094	829,325
Old Second Bancorp Inc	7,898	97,935
One Liberty Properties Inc REIT	4,590	130,310
Oportun Financial Corp *	5,980	119,779
Oppenheimer Holdings Inc ‘A’	2,666	135,539
Orchid Island Capital Inc REIT	24,731	128,354
Origin Bancorp Inc	6,305	267,710
Orrstown Financial Services Inc	2,908	67,088
Outfront Media Inc REIT *	41,472	996,572
Pacific Premier Bancorp Inc	24,221	1,024,306
Palomar Holdings Inc *	7,002	528,371
Paramount Group Inc REIT	53,201	535,734
Park National Corp	4,192	492,225
PCSB Financial Corp	3,875	70,409

	Shares	Value
Peapack Gladstone Financial Corp	5,150	$160,011
Pebblebrook Hotel Trust REIT	37,045	872,410
PennyMac Financial Services Inc	10,065	621,212
PennyMac Mortgage Investment Trust REIT	29,349	618,090
Peoples Bancorp Inc	5,386	159,533
Peoples Financial Services Corp	1,981	84,391
Physicians Realty Trust REIT	61,243	1,131,158
Piedmont Office Realty Trust Inc ‘A’ REIT	36,065	666,121
Pioneer Bancorp Inc *	4,488	53,946
Piper Sandler Cos	5,046	653,760
PJT Partners Inc ‘A’	6,806	485,812
Plymouth Industrial REIT Inc REIT	7,907	158,298
Postal Realty Trust Inc ‘A’ REIT	3,434	62,636
PotlatchDeltic Corp REIT	18,820	1,000,283
PRA Group Inc *	13,207	508,073
Preferred Apartment Communities Inc ‘A’ REIT	14,256	138,996
Preferred Bank	3,929	248,588
Premier Financial Bancorp Inc	3,421	57,644
Premier Financial Corp	10,542	299,498
Primis Financial Corp	5,868	89,546
ProAssurance Corp	16,026	364,592
ProSight Global Inc *	2,964	37,821
Provident Bancorp Inc	4,605	75,108
Provident Financial Services Inc	22,161	507,265
PS Business Parks Inc REIT	5,725	847,758
Pzena Investment Management Inc ‘A’	4,574	50,360
QCR Holdings Inc	4,385	210,875
QTS Realty Trust Inc ‘A’ REIT	19,584	1,513,843
Radian Group Inc	54,784	1,218,944
Radius Global Infrastructure Inc ‘A’ *	12,534	181,743
Rafael Holdings Inc ‘B’ *	2,908	148,453
RBB Bancorp	4,055	98,212
RE/MAX Holdings Inc ‘A’	5,257	175,216
Ready Capital Corp REIT	17,532	278,233
Realogy Holdings Corp *	33,361	607,837
Red River Bancshares Inc	1,395	70,461
Redfin Corp *	28,988	1,838,129
Redwood Trust Inc REIT	32,009	386,349
Regional Management Corp	2,523	117,420
Reliant Bancorp Inc	4,248	117,797
Renasant Corp	15,745	629,800
Republic Bancorp Inc ‘A’	2,670	123,167
Republic First Bancorp Inc *	12,170	48,558
Retail Opportunity Investments Corp REIT	33,136	585,182
Retail Properties of America Inc ‘A’ REIT	61,133	699,973
Retail Value Inc REIT	5,292	115,101
RLI Corp	11,404	1,192,744
RLJ Lodging Trust REIT	46,655	710,556
RPT Realty REIT	24,590	319,178
Ryman Hospitality Properties Inc REIT *	14,949	1,180,373
S&T Bancorp Inc	11,045	345,709
Sabra Health Care REIT Inc	60,468	1,100,518
Safehold Inc REIT	5,099	400,271
Safety Insurance Group Inc	4,280	335,038
Sandy Spring Bancorp Inc	13,216	583,222
Saul Centers Inc REIT	3,657	166,211
Sculptor Capital Management Inc	5,702	140,212
Seacoast Banking Corp of Florida	15,483	528,744
Selective Insurance Group Inc	16,935	1,374,275
Selectquote Inc *	38,189	735,520
Seritage Growth Properties REIT *	10,019	184,350
Service Properties Trust REIT	46,769	589,289
ServisFirst Bancshares Inc	14,398	978,776
Sierra Bancorp	4,016	102,207
Silvergate Capital Corp ‘A’ *	6,524	739,300
Simmons First National Corp ‘A’	30,606	897,980
SiriusPoint Ltd * (Bermuda)	26,349	265,334
SITE Centers Corp REIT	49,378	743,633
SmartFinancial Inc	3,979	95,536

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
South Plains Financial Inc	2,964	$68,557
South State Corp	20,196	1,651,225
Southern First Bancshares Inc *	2,115	108,203
Southern Missouri Bancorp Inc	2,065	92,842
Southside Bancshares Inc	8,880	339,482
Spirit of Texas Bancshares Inc	3,800	86,792
STAG Industrial Inc REIT	45,859	1,716,502
State Auto Financial Corp	4,528	77,519
StepStone Group Inc ‘A’	10,638	365,947
Stewart Information Services Corp	7,835	444,166
Stock Yards Bancorp Inc	5,992	304,933
StoneX Group Inc *	4,838	293,521
Summit Financial Group Inc	3,486	76,727
Summit Hotel Properties Inc REIT *	30,915	288,437
Sunstone Hotel Investors Inc REIT *	61,251	760,737
SVB Financial Group *	534	297,323
Tanger Factory Outlet Centers Inc REIT	25,977	489,666
Terreno Realty Corp REIT	19,540	1,260,721
Texas Capital Bancshares Inc *	14,451	917,494
The Bancorp Inc *	14,910	343,079
The Bank of NT Butterfield & Son Ltd (Bermuda)	14,297	506,829
The First Bancorp Inc	3,166	93,239
The First Bancshares Inc	5,977	223,719
The First of Long Island Corp	6,523	138,483
The GEO Group Inc REIT	35,869	255,387
The Macerich Co REIT	56,323	1,027,895
The RMR Group Inc ‘A’	4,232	163,524
The St Joe Co	9,815	437,847
Tiptree Inc	6,469	60,162
Tompkins Financial Corp	4,261	330,483
Towne Bank	19,139	582,208
TPG RE Finance Trust Inc REIT	17,399	234,017
Trean Insurance Group Inc *	3,733	56,294
TriCo Bancshares	8,082	344,132
TriState Capital Holdings Inc *	8,384	170,950
Triumph Bancorp Inc *	6,881	510,914
Trupanion Inc *	11,011	1,267,366
TrustCo Bank Corp	5,333	183,349
Trustmark Corp	17,985	553,938
Two Harbors Investment Corp REIT	79,418	600,400
UMB Financial Corp	12,480	1,161,389
UMH Properties Inc REIT	11,357	247,810
United Bankshares Inc	35,610	1,299,765
United Community Banks Inc	23,686	758,189
United Fire Group Inc	5,938	164,661
United Insurance Holdings Corp	4,752	27,086
Uniti Group Inc REIT	57,062	604,287
Universal Health Realty Income Trust REIT	3,773	232,228
Universal Insurance Holdings Inc	8,902	123,560
Univest Financial Corp	8,474	223,459
Urban Edge Properties REIT	32,997	630,243
Urstadt Biddle Properties Inc ‘A’ REIT	9,586	185,777
Valley National Bancorp	114,149	1,533,021
Veritex Holdings Inc	13,677	484,303
Virtus Investment Partners Inc	2,080	577,762
Walker & Dunlop Inc	8,252	861,344
Washington Federal Inc	20,567	653,619
Washington Real Estate Investment Trust REIT	24,130	554,990
Washington Trust Bancorp Inc	4,856	249,356
Waterstone Financial Inc	6,183	121,558
Watford Holdings Ltd * (Bermuda)	5,055	176,874
WesBanco Inc	19,027	677,932
West Bancorporation Inc	5,139	142,607
Westamerica Bancorporation	7,527	436,792
Whitestone REIT	12,262	101,162
WisdomTree Investments Inc	41,901	259,786
World Acceptance Corp *	1,177	188,602
WSFS Financial Corp	13,396	624,120
Xenia Hotels & Resorts Inc REIT *	32,473	608,219

		182,780,714

	Shares	Value
Industrial - 12.1%

908 Devices Inc *	2,030	$78,663
AAON Inc	11,950	747,951
AAR Corp *	9,691	375,526
Advanced Energy Industries Inc	10,964	1,235,752
Aerojet Rocketdyne Holdings Inc	21,243	1,025,825
AeroVironment Inc *	6,523	653,278
AFC Gamma Inc	2,067	42,684
AgEagle Aerial Systems Inc *	19,016	100,214
Air Transport Services Group Inc *	16,817	390,659
Akoustis Technologies Inc *	10,661	114,179
Alamo Group Inc	2,834	432,695
Albany International Corp ‘A’	8,769	782,721
Allied Motion Technologies Inc	3,217	111,083
Altra Industrial Motion Corp	18,463	1,200,464
American Outdoor Brands Inc *	3,717	130,615
American Superconductor Corp *	7,767	135,068
American Woodmark Corp *	5,019	410,002
AMMO Inc *	18,781	183,866
Apogee Enterprises Inc	7,687	313,092
Applied Industrial Technologies Inc	11,060	1,007,124
ArcBest Corp	7,243	421,470
Arcosa Inc	13,807	811,023
Argan Inc	4,303	205,640
Astec Industries Inc	6,565	413,201
Astronics Corp *	6,683	117,019
Atkore Inc *	13,391	950,761
Atlas Air Worldwide Holdings Inc *	8,204	558,774
AZZ Inc	7,087	366,965
Babcock & Wilcox Enterprises Inc *	15,816	124,630
Badger Meter Inc	8,322	816,555
Barnes Group Inc	13,831	708,839
Belden Inc	12,607	637,536
Benchmark Electronics Inc	10,801	307,396
Blink Charging Co *	10,403	428,292
Bloom Energy Corp ‘A’ *	39,679	1,066,175
Boise Cascade Co	11,223	654,862
Brady Corp ‘A’	13,442	753,290
Byrna Technologies Inc *	3,020	68,614
Cactus Inc ‘A’	15,553	571,106
Caesarstone Ltd	6,257	92,353
Casella Waste Systems Inc ‘A’ *	14,020	889,289
CECO Environmental Corp *	8,846	63,337
Centrus Energy Corp ‘A’ *	2,692	68,323
Chart Industries Inc *	10,407	1,522,752
Chase Corp	2,077	213,121
CIRCOR International Inc *	5,929	193,285
Columbus McKinnon Corp	7,327	353,455
Comfort Systems USA Inc	10,160	800,506
Comtech Telecommunications Corp	6,773	163,636
Concrete Pumping Holdings Inc *	7,352	62,271
Construction Partners Inc ‘A’ *	8,531	267,873
Cornerstone Building Brands Inc *	13,384	243,321
Costamare Inc (Monaco)	14,480	171,009
Covanta Holding Corp	34,467	606,964
Covenant Logistics Group Inc ‘A’ *	3,693	76,371
CryoPort Inc *	11,556	729,184
CSW Industrials Inc	3,899	461,876
Daseke Inc *	13,081	84,765
DHT Holdings Inc	41,257	267,758
Diamond S Shipping Inc *	7,202	71,732
Dorian LPG Ltd *	9,941	140,367
Ducommun Inc *	3,342	182,340
DXP Enterprises Inc *	4,701	156,543
Dycom Industries Inc *	8,516	634,698
Eagle Bulk Shipping Inc *	1,703	80,586
Eastman Kodak Co *	12,784	106,363
Echo Global Logistics Inc *	7,479	229,904
EMCOR Group Inc	15,416	1,899,097

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Encore Wire Corp	5,733	$434,504
Energizer Holdings Inc	19,397	833,683
Energy Recovery Inc *	11,987	273,064
Enerpac Tool Group Corp	17,217	458,317
EnerSys	12,220	1,194,261
EnPro Industries Inc	6,103	592,906
ESCO Technologies Inc	7,288	683,687
Exponent Inc	14,799	1,320,219
Fabrinet * (Thailand)	10,535	1,009,990
FARO Technologies Inc *	5,114	397,716
Federal Signal Corp	17,171	690,789
Fluidigm Corp *	23,041	141,933
Fluor Corp *	41,367	732,196
Forterra Inc *	8,419	197,931
Forward Air Corp	7,746	695,204
Franklin Electric Co Inc	13,214	1,065,313
Frontline Ltd (Norway)	36,822	331,398
GATX Corp	10,240	905,933
Genco Shipping & Trading Ltd	9,153	172,809
Gibraltar Industries Inc *	9,579	730,974
GoPro Inc ‘A’ *	35,582	414,530
GrafTech International Ltd	48,576	564,453
Granite Construction Inc	13,573	563,687
Great Lakes Dredge & Dock Corp *	18,984	277,356
Greif Inc ‘A’	7,749	469,202
Greif Inc ‘B’	1,468	86,612
Griffon Corp	13,763	352,746
Harsco Corp *	22,315	455,672
Haynes International Inc	3,251	115,020
Heartland Express Inc	13,594	232,865
Helios Technologies Inc	9,063	707,367
Heritage-Crystal Clean Inc *	4,452	132,135
Hillenbrand Inc	21,853	963,280
Hub Group Inc ‘A’ *	9,614	634,332
Hydrofarm Holdings Group Inc *	2,744	162,198
Hyster-Yale Materials Handling Inc	2,847	207,774
Ichor Holdings Ltd *	8,092	435,350
Ideanomics Inc *	116,410	330,604
Identiv Inc *	5,886	100,062
IES Holdings Inc *	2,195	112,735
II-VI Inc *	29,805	2,163,545
Infrastructure and Energy Alternatives Inc *	5,956	76,594
Insteel Industries Inc	4,991	160,461
International Seaways Inc	6,657	127,681
Iteris Inc *	10,296	68,468
Itron Inc *	12,993	1,299,040
JELD-WEN Holding Inc *	23,936	628,559
John Bean Technologies Corp	8,943	1,275,451
Kadant Inc	3,282	577,927
Kaman Corp	8,187	412,625
Karat Packaging Inc *	1,306	26,603
Kennametal Inc	24,512	880,471
Kimball Electronics Inc *	7,258	157,789
Knowles Corp *	25,363	500,666
Kratos Defense & Security Solutions Inc *	34,957	995,925
Latham Group Inc *	6,614	211,383
Lawson Products Inc *	1,438	76,947
Lindsay Corp	3,135	518,153
Luna Innovations Inc *	8,681	94,015
Luxfer Holdings PLC (United Kingdom)	7,978	177,511
Lydall Inc *	4,984	301,632
Marten Transport Ltd	16,957	279,621
Masonite International Corp *	6,994	781,859
Materion Corp	5,806	437,482
Matson Inc	12,602	806,528
Matthews International Corp ‘A’	8,817	317,059
Mayville Engineering Co Inc *	2,023	40,683
Mesa Laboratories Inc	1,437	389,671
Meta Materials Inc *	17,533	131,318
MicroVision Inc *	45,117	755,710

	Shares	Value
Mistras Group Inc *	5,593	$54,979
Montrose Environmental Group Inc *	6,415	344,229
Moog Inc ‘A’	8,248	693,327
Mueller Industries Inc	16,603	719,076
Mueller Water Products Inc ‘A’	44,882	647,198
Myers Industries Inc	10,437	219,177
MYR Group Inc *	4,705	427,779
Napco Security Technologies Inc *	4,168	151,590
National Presto Industries Inc	1,547	157,253
NL Industries Inc	2,103	13,670
nLight Inc *	12,119	439,677
NN Inc *	12,762	93,801
Nordic American Tankers Ltd	39,350	129,068
Northwest Pipe Co *	2,663	75,230
Novanta Inc *	10,143	1,366,871
NV5 Global Inc *	3,289	310,843
NVE Corp	1,443	106,854
O-I Glass Inc *	45,023	735,226
Olympic Steel Inc	2,927	86,025
Omega Flex Inc	738	108,272
OSI Systems Inc *	4,828	490,718
Pactiv Evergreen Inc	11,407	171,904
PAM Transportation Services Inc *	685	36,134
Park Aerospace Corp	5,378	80,132
Park-Ohio Holdings Corp	2,326	74,758
Patrick Industries Inc	6,463	471,799
PGT Innovations Inc *	17,009	395,119
Plexus Corp *	8,257	754,772
Powell Industries Inc	2,698	83,503
Primoris Services Corp	14,645	431,002
Proto Labs Inc *	7,859	721,456
Pure Cycle Corp *	5,726	79,133
PureCycle Technologies Inc *	9,385	221,955
Radiant Logistics Inc *	12,971	89,889
Ranpak Holdings Corp *	9,960	249,299
Raven Industries Inc	10,258	593,425
RBC Bearings Inc *	7,048	1,405,512
Rexnord Corp	34,185	1,710,617
Ryerson Holding Corp *	4,918	71,803
Safe Bulkers Inc * (Greece)	16,949	67,966
Saia Inc *	7,561	1,583,954
Sanmina Corp *	18,303	713,085
Scorpio Tankers Inc (Monaco)	13,897	306,429
SFL Corp Ltd (Norway)	27,512	210,467
Sharps Compliance Corp *	4,772	49,152
Simpson Manufacturing Co Inc	12,415	1,371,113
Smith & Wesson Brands Inc	15,152	525,774
SPX Corp *	12,498	763,378
SPX FLOW Inc	12,010	783,532
Standex International Corp	3,444	326,870
Sterling Construction Co Inc *	7,471	180,275
Stoneridge Inc *	7,629	225,056
Sturm Ruger & Co Inc	4,731	425,695
Summit Materials Inc ‘A’ *	33,844	1,179,463
Teekay Corp * (Bermuda)	19,788	73,611
Teekay Tankers Ltd ‘A’ * (Bermuda)	6,795	97,984
Tennant Co	5,185	414,022
Terex Corp	19,680	937,162
Tetra Tech Inc	15,367	1,875,389
The Gorman-Rupp Co	5,302	182,601
The Greenbrier Cos Inc	9,227	402,113
The Manitowoc Co Inc *	9,251	226,650
Thermon Group Holdings Inc *	9,759	166,293
Tidewater Inc *	12,502	150,649
TimkenSteel Corp *	13,717	194,096
Tredegar Corp	7,911	108,934
TriMas Corp *	12,338	374,212
Trinity Industries Inc	24,724	664,828
Trinseo SA	11,230	672,003
Triumph Group Inc *	15,038	312,039

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
TTM Technologies Inc *	29,983	$428,757
Turtle Beach Corp *	4,263	136,075
Tutor Perini Corp *	11,284	156,283
UFP Industries Inc	17,159	1,275,600
UFP Technologies Inc *	2,005	115,127
Universal Logistics Holdings Inc	2,688	62,630
US Concrete Inc *	4,738	349,664
US Ecology Inc *	9,245	346,872
US Xpress Enterprises Inc ‘A’ *	6,043	51,970
Vicor Corp *	6,013	635,815
View Inc *	24,145	204,750
Vishay Intertechnology Inc	37,997	856,832
Vishay Precision Group Inc *	3,713	126,391
Watts Water Technologies Inc ‘A’	8,024	1,170,782
Welbilt Inc *	38,195	884,214
Werner Enterprises Inc	17,641	785,377
Willis Lease Finance Corp *	973	41,703
WillScot Mobile Mini Holdings Corp *	50,158	1,397,903
Worthington Industries Inc	9,869	603,785
Yellow Corp *	14,345	93,386

		105,440,658

Technology - 10.8%

1Life Healthcare Inc *	33,223	1,098,352
3D Systems Corp *	34,595	1,382,762
8x8 Inc *	30,332	842,016
ACI Worldwide Inc *	33,886	1,258,526
Agilysys Inc *	5,741	326,491
Alignment Healthcare Inc *	7,505	175,392
Alkami Technology Inc *	1,984	70,769
Allscripts Healthcare Solutions Inc *	39,879	738,160
Alpha & Omega Semiconductor Ltd *	6,115	185,835
Altair Engineering Inc ‘A’ *	13,082	902,266
Ambarella Inc *	9,925	1,058,303
American Software Inc ‘A’	9,100	199,836
Amkor Technology Inc	29,091	688,584
Apollo Medical Holdings Inc *	10,334	649,079
Appfolio Inc ‘A’ *	5,339	753,867
Appian Corp *	11,208	1,543,902
Asana Inc ‘A’ *	21,072	1,307,096
Atomera Inc *	5,135	110,094
Avaya Holdings Corp *	23,516	632,580
Avid Technology Inc *	10,302	403,323
Axcelis Technologies Inc *	9,490	383,586
AXT Inc *	11,917	130,849
Bandwidth Inc ‘A’ *	6,506	897,308
Benefitfocus Inc *	7,116	100,336
BigCommerce Holdings Inc *	13,389	869,214
Blackbaud Inc *	13,790	1,055,900
Blackline Inc *	15,132	1,683,738
BM Technologies Inc * Ω ±	1,441	16,990
Bottomline Technologies DE Inc *	12,614	467,727
Box Inc ‘A’ *	42,314	1,081,123
Brightcove Inc *	12,051	172,932
BTRS Holdings Inc *	13,509	170,484
Cantaloupe Inc *	16,603	196,912
Cardlytics Inc *	9,110	1,156,332
Castlight Health Inc ‘B’ *	34,025	89,486
Cerence Inc *	10,783	1,150,654
CEVA Inc *	6,208	293,638
Cloudera Inc *	65,953	1,046,015
CMC Materials Inc	8,325	1,254,910
Cohu Inc *	13,657	502,441
CommVault Systems Inc *	12,031	940,463
Computer Programs & Systems Inc	3,328	110,589
Conduent Inc *	47,287	354,653
Cornerstone OnDemand Inc *	18,375	947,782
Corsair Gaming Inc *	7,662	255,068
CSG Systems International Inc	9,276	437,642
CTS Corp	9,096	338,007

	Shares	Value
Daily Journal Corp *	386	$130,661
DarioHealth Corp *	3,841	82,044
Desktop Metal Inc ‘A’ *	23,820	273,930
Diebold Nixdorf Inc *	20,849	267,701
Digi International Inc *	9,188	184,771
Digimarc Corp *	3,820	127,970
Digital Turbine Inc *	24,074	1,830,346
DigitalOcean Holdings Inc *	3,674	204,238
Diodes Inc *	12,423	990,983
Domo Inc ‘B’ *	8,064	651,813
Donnelley Financial Solutions Inc *	8,672	286,176
DSP Group Inc *	7,093	104,976
E2open Parent Holdings Inc *	11,903	135,932
Ebix Inc	8,028	272,149
eGain Corp *	4,726	54,254
EMCORE Corp *	10,406	95,943
Envestnet Inc *	15,327	1,162,706
Evolent Health Inc ‘A’ *	21,932	463,204
ExlService Holdings Inc *	9,358	994,381
Forian Inc *	5,171	64,999
FormFactor Inc *	22,769	830,158
Genius Brands International Inc *	80,418	147,969
GreenBox POS *	4,948	59,030
Grid Dynamics Holdings Inc *	7,302	109,749
GTY Technology Holding Inc *	10,824	76,959
Health Catalyst Inc *	12,738	707,086
IBEX Holdings Ltd *	1,980	38,650
iCAD Inc *	5,753	99,584
Impinj Inc *	5,263	271,518
Inovalon Holdings Inc ‘A’ *	21,526	733,606
Insight Enterprises Inc *	9,960	996,100
Intelligent Systems Corp *	2,518	79,216
j2 Global Inc *	12,385	1,703,557
JFrog Ltd * (Israel)	14,704	669,326
KBR Inc	40,295	1,537,254
Kulicke & Soffa Industries Inc (Singapore)	17,447	1,067,756
Lattice Semiconductor Corp *	38,672	2,172,593
LivePerson Inc *	18,258	1,154,636
MACOM Technology Solutions Holdings Inc ‘H’ *	14,009	897,697
ManTech International Corp ‘A’	7,877	681,676
MAXIMUS Inc	17,477	1,537,452
MaxLinear Inc *	19,787	840,750
MedAvail Holdings Inc *	3,339	40,903
MicroStrategy Inc ‘A’ *	2,168	1,440,636
Mitek Systems Inc *	12,977	249,937
Model N Inc *	10,459	358,430
Momentive Global Inc *	35,650	751,145
NantHealth Inc *	9,421	21,857
NetScout Systems Inc *	21,018	599,854
NextGen Healthcare Inc *	16,771	278,231
ON24 Inc *	2,529	89,729
OneSpan Inc *	9,722	248,300
Onto Innovation Inc *	13,877	1,013,576
Ouster Inc *	8,273	103,330
Outset Medical Inc *	13,035	651,489
PAE Inc *	16,258	144,696
PagerDuty Inc *	23,003	979,468
PAR Technology Corp *	6,757	472,585
Parsons Corp *	7,500	295,200
PDF Solutions Inc *	9,318	169,401
Photronics Inc *	17,818	235,376
Phreesia Inc *	10,168	623,298
Ping Identity Holding Corp *	12,398	283,914
Pitney Bowes Inc	49,845	437,141
PlayAGS Inc *	8,680	85,932
Porch Group Inc *	4,521	87,436
Power Integrations Inc	17,416	1,429,157
Privia Health Group Inc *	5,586	247,851
Progress Software Corp	12,530	579,513

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
PROS Holdings Inc *	11,587	$528,020
QAD Inc ‘A’	3,600	313,272
Qualys Inc *	9,715	978,203
Quantum Corp *	13,045	89,880
Rackspace Technology Inc *	15,323	300,484
Rambus Inc *	31,935	757,179
Rapid7 Inc *	15,295	1,447,366
Rimini Street Inc *	12,495	76,969
SailPoint Technologies Holding Inc *	26,147	1,335,327
Sapiens International Corp (Israel)	8,444	221,824
Schrodinger Inc *	12,912	976,276
SecureWorks Corp ‘A’ *	3,091	57,276
Semtech Corp *	18,430	1,267,984
Silicon Laboratories Inc *	12,655	1,939,379
Simulations Plus Inc	4,480	245,997
SiTime Corp *	3,447	436,356
SkyWater Technology Inc *	2,240	64,176
SMART Global Holdings Inc *	4,441	211,747
Smith Micro Software Inc *	7,097	37,046
Sprout Social Inc ‘A’ *	12,588	1,125,619
SPS Commerce Inc *	10,281	1,026,558
StarTek Inc *	5,184	36,962
Sumo Logic Inc *	23,246	480,030
Super Micro Computer Inc *	12,467	438,589
Sykes Enterprises Inc *	10,941	587,532
Synaptics Inc *	10,056	1,564,512
Tabula Rasa HealthCare Inc *	6,353	317,650
Telos Corp *	4,824	164,064
Tenable Holdings Inc *	25,854	1,069,063
The ExOne Co *	3,842	83,141
TTEC Holdings Inc	5,268	543,078
Ultra Clean Holdings Inc *	12,303	660,917
Unisys Corp *	18,075	457,478
Upland Software Inc *	8,046	331,254
Varonis Systems Inc *	30,157	1,737,646
Veeco Instruments Inc *	14,003	336,632
Verint Systems Inc *	18,360	827,485
Veritone Inc *	8,078	159,217
Verra Mobility Corp *	38,206	587,226
Viant Technology Inc ‘A’ *	3,169	94,373
Vocera Communications Inc *	9,609	382,919
Vuzix Corp *	16,721	306,830
Workiva Inc *	11,750	1,308,127
Xperi Holding Corp	29,909	665,176
Yext Inc *	31,681	452,721
Zuora Inc ‘A’ *	30,283	522,382

		94,693,838

Utilities - 2.4%

ALLETE Inc	14,961	1,046,971
Ameresco Inc ‘A’ *	8,805	552,250
American States Water Co	10,512	836,335
Artesian Resources Corp ‘A’	2,171	79,828
Avista Corp	19,760	843,159
Black Hills Corp	17,968	1,179,240
Brookfield Infrastructure Corp ‘A’ (Canada)	10,432	786,573
California Water Service Group	14,453	802,720
Chesapeake Utilities Corp	4,974	598,521
Clearway Energy Inc ‘A’	9,933	250,510
Clearway Energy Inc ‘C’	23,206	614,495
Evoqua Water Technologies Corp *	32,978	1,113,997
FTC Solar Inc *	5,420	72,140
Global Water Resources Inc	4,109	70,182
MGE Energy Inc	10,380	772,687
Middlesex Water Co	4,923	402,357
New Jersey Resources Corp	27,535	1,089,560
Northwest Natural Holding Co	8,699	456,871
NorthWestern Corp	14,475	871,684
ONE Gas Inc	15,029	1,113,949
Ormat Technologies Inc	12,858	894,017

	Shares	Value
Otter Tail Corp	11,725	$572,297
PNM Resources Inc	24,398	1,189,890
Portland General Electric Co	25,650	1,181,952
SJW Group	7,813	494,563
South Jersey Industries Inc	29,227	757,856
Southwest Gas Holdings Inc *	16,777	1,110,470
Spark Energy Inc ‘A’	3,905	44,244
Spire Inc	14,449	1,044,229
The York Water Co	3,613	163,669
Unitil Corp	4,220	223,533

		21,230,749

Total Common Stocks (Cost $592,686,331)		863,304,393

	Principal Amount

CORPORATE BONDS & NOTES - 0.0%

Financial - 0.0%

GAMCO Investors Inc 4.000% due 06/15/23 §	$4,034	4,034

Total Corporate Bonds & Notes (Cost $4,034)		4,034

SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $11,433,896; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $11,662,636)	11,433,896	11,433,896

Total Short-Term Investment (Cost $11,433,896)		11,433,896

TOTAL INVESTMENTS - 100.0% (Cost $604,124,704)		874,755,127

DERIVATIVES - (0.1%)		(58,538)

OTHER ASSETS & LIABILITIES, NET - 0.1%		486,477

NET ASSETS - 100.0%		$875,183,066

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	26.4%
Financial	20.9%
Consumer, Cyclical	13.8%
Industrial	12.1%
Technology	10.8%
Communications	4.8%
Energy	4.4%
Basic Materials	3.1%
Others (each less than 3.0%)	3.7%

	100.0%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	0.1%

	100.0%

(b)

Investments with a total aggregate value of $28,794 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(c)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	09/21	107	$12,405,268	$12,346,730	($58,538)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$11,804	$-	$-	$11,804
	Warrants	1,000	1,000	-	-
	Common Stocks
	Basic Materials	26,996,057	26,996,057	-	-
	Communications	42,260,158	42,260,158	-	-
	Consumer, Cyclical	120,509,390	120,509,390	-	-
	Consumer, Non-Cyclical	231,271,731	231,271,731	-	-
	Energy	38,121,098	38,121,098	-	-
	Financial	182,780,714	182,780,714	-	-
	Industrial	105,440,658	105,440,658	-	-
	Technology	94,693,838	94,676,848	-	16,990
	Utilities	21,230,749	21,230,749	-	-

	Total Common Stocks	863,304,393	863,287,403	-	16,990

	Corporate Bonds & Notes	4,034	-	4,034	-
	Short-Term Investment	11,433,896	-	11,433,896	-

	Total Assets	874,755,127	863,288,403	11,437,930	28,794

Liabilities	Derivatives:
	Equity Contracts
	Futures	(58,538)	(58,538)	-	-

	Total Liabilities	(58,538)	(58,538)	-	-

	Total	$874,696,589	$863,229,865	$11,437,930	$28,794

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Basic Materials - 7.3%

AdvanSix Inc *	168,590	$5,034,097
Carpenter Technology Corp	206,752	8,315,566
Commercial Metals Co	270,270	8,302,694
GCP Applied Technologies Inc *	169,083	3,932,871
HB Fuller Co	90,790	5,775,152
Innospec Inc	40,840	3,700,512
Orion Engineered Carbons SA * (Germany)	365,793	6,946,409
Schnitzer Steel Industries Inc ‘A’	81,280	3,986,784

		45,994,085

Communications - 4.1%

A10 Networks Inc *	547,174	6,161,179
Casa Systems Inc *	480,521	4,262,221
Criteo SA ADR * (France)	167,781	7,588,735
Houghton Mifflin Harcourt Co *	670,678	7,404,285

		25,416,420

Consumer, Cyclical - 24.2%

Blue Bird Corp *	328,196	8,158,953
Dana Inc	254,416	6,044,924
Dine Brands Global Inc *	78,250	6,983,812
Foot Locker Inc	104,600	6,446,498
Genesco Inc *	93,940	5,982,099
Herman Miller Inc	220,580	10,398,141
Hilton Grand Vacations Inc *	140,130	5,799,981
IMAX Corp *	381,620	8,204,830
KB Home	204,550	8,329,276
Kontoor Brands Inc	121,250	6,839,713
Malibu Boats Inc ‘A’ *	52,388	3,841,612
Papa John’s International Inc	67,661	7,066,515
Regis Corp *	386,843	3,620,850
REV Group Inc	346,284	5,433,196
Ruth’s Hospitality Group Inc *	172,825	3,980,160
Sally Beauty Holdings Inc *	379,740	8,380,862
Scientific Games Corp ‘A’ *	112,340	8,699,610
SkyWest Inc *	168,988	7,278,313
Steven Madden Ltd	114,330	5,003,081
Taylor Morrison Home Corp *	292,028	7,715,380
The Goodyear Tire & Rubber Co *	511,030	8,764,164
The Shyft Group Inc	231,108	8,645,750

		151,617,720

Consumer, Non-Cyclical - 8.9%

BrightView Holdings Inc *	338,250	5,452,590
Herc Holdings Inc *	88,120	9,875,608
Korn Ferry	122,370	8,877,944
MEDNAX Inc *	349,590	10,540,139
Nomad Foods Ltd * (United Kingdom)	289,775	8,191,939
The Hain Celestial Group Inc *	203,262	8,154,871
Viad Corp *	95,690	4,770,147

		55,863,238

Energy - 3.9%

Cimarex Energy Co	85,520	6,195,924
Dril-Quip Inc *	140,225	4,743,812
Helix Energy Solutions Group Inc *	467,301	2,668,289
HollyFrontier Corp	191,220	6,291,138
MRC Global Inc *	494,075	4,644,305

		24,543,468

Financial - 31.7%

1st Source Corp	125,203	5,816,931
Armada Hoffler Properties Inc REIT	208,163	2,766,486
Associated Banc-Corp	296,743	6,077,297
Bank of Marin Bancorp	90,128	2,875,083
BankUnited Inc	206,823	8,829,274

	Shares	Value
Berkshire Hills Bancorp Inc	32,990	$904,256
Carter Bankshares Inc *	187,130	2,340,996
Cousins Properties Inc REIT	124,311	4,572,159
Harborone Bancorp Inc	526,578	7,551,128
Heritage Financial Corp	243,626	6,095,523
Independence Realty Trust Inc REIT	466,023	8,495,599
Independent Bank Group Inc	95,974	7,100,157
Moelis & Co ‘A’	117,821	6,702,837
National Storage Affiliates Trust REIT	117,163	5,923,761
Pacific Premier Bancorp Inc	154,612	6,538,541
Physicians Realty Trust REIT	519,700	9,598,859
Premier Financial Corp	146,460	4,160,929
RLJ Lodging Trust REIT	453,230	6,902,693
Sandy Spring Bancorp Inc	123,119	5,433,241
Selective Insurance Group Inc	99,001	8,033,931
STAG Industrial Inc REIT	268,658	10,055,869
Sterling Bancorp	352,876	8,747,796
Stifel Financial Corp	146,070	9,474,100
Synovus Financial Corp	196,763	8,633,960
Texas Capital Bancshares Inc *	148,579	9,433,281
The Hanover Insurance Group Inc	47,990	6,509,364
TriCo Bancshares	141,277	6,015,575
Umpqua Holdings Corp	370,664	6,838,751
Webster Financial Corp	152,919	8,156,699
WSFS Financial Corp	173,617	8,088,816

		198,673,892

Industrial - 12.0%

AAR Corp *	6,170	239,087
ArcBest Corp	113,690	6,615,621
Belden Inc	123,801	6,260,617
Cactus Inc ‘A’	224,150	8,230,788
Crane Co	58,952	5,445,396
GATX Corp	67,630	5,983,226
Hillenbrand Inc	120,240	5,300,179
Kennametal Inc	45,051	1,618,232
Masonite International Corp *	64,129	7,168,981
Regal Beloit Corp	57,368	7,659,202
Terex Corp	173,256	8,250,451
The Manitowoc Co Inc *	243,530	5,966,485
Trinseo SA	87,430	5,231,811
Welbilt Inc *	68,666	1,589,618

		75,559,694

Technology - 4.0%

CommVault Systems Inc *	59,133	4,622,427
Kulicke & Soffa Industries Inc (Singapore)	98,968	6,056,842
MagnaChip Semiconductor Corp * (South Korea)	235,797	5,626,116
NCR Corp *	84,213	3,840,955
Unisys Corp *	205,732	5,207,077

		25,353,417

Utilities - 2.3%

IDACORP Inc	83,940	8,184,150
Southwest Gas Holdings Inc *	94,870	6,279,445

		14,463,595

Total Common Stocks (Cost $532,256,220)		617,485,529

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $11,308,126; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $11,534,381)	$11,308,126	$11,308,126

Total Short-Term Investment (Cost $11,308,126)		11,308,126

TOTAL INVESTMENTS - 100.2% (Cost $543,564,346)		628,793,655

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,359,109)

NET ASSETS - 100.0%		$627,434,546

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	31.7%
Consumer, Cyclical	24.2%
Industrial	12.0%
Consumer, Non-Cyclical	8.9%
Basic Materials	7.3%
Communications	4.1%
Technology	4.0%
Energy	3.9%
Others (each less than 3.0%)	4.1%

100.2%
Other Assets & Liabilities, Net	(0.2%)

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$617,485,529	$617,485,529	$-	$-
	Short-Term Investment	11,308,126	-	11,308,126	-

	Total	$628,793,655	$617,485,529	$11,308,126	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Basic Materials - 0.7%

Mondi PLC (Austria)	312,585	$8,229,823

Communications - 8.5%

Cisco Systems Inc	612,270	32,450,310
F5 Networks Inc*	66,986	12,503,607
The Walt Disney Co*	70,556	12,401,628
Verizon Communications Inc	740,661	41,499,236

		98,854,781

Consumer, Cyclical - 5.9%

Advance Auto Parts Inc	95,857	19,664,105
Dollar Tree Inc*	183,236	18,231,982
Honda Motor Co Ltd ADR (Japan)	275,503	8,865,686
Southwest Airlines Co*	120,398	6,391,930
Walmart Inc	108,136	15,249,339

		68,403,042

Consumer, Non-Cyclical - 31.6%

Automatic Data Processing Inc	60,058	11,928,720
Becton Dickinson and Co	75,519	18,365,466
Cigna Corp	56,929	13,496,158
Colgate-Palmolive Co	123,562	10,051,769
Conagra Brands Inc	307,706	11,194,344
CVS Health Corp	154,764	12,913,508
Danone SA (France)	87,934	6,186,588
Johnson & Johnson	328,966	54,193,859
Kimberly-Clark Corp	75,602	10,114,036
Koninklijke Ahold Delhaize NV (Netherlands)	325,770	9,701,284
McKesson Corp	45,851	8,768,545
Medtronic PLC	416,449	51,693,814
Merck & Co Inc	299,941	23,326,412
Mondelez International Inc ‘A’	262,317	16,379,073
PepsiCo Inc	129,627	19,206,833
Pfizer Inc	221,471	8,672,804
Quest Diagnostics Inc	68,171	8,996,527
Roche Holding AG (Switzerland)	21,639	8,154,394
The Procter & Gamble Co	69,391	9,362,928
Unilever PLC ADR (United Kingdom)	492,335	28,801,597
Universal Health Services Inc ‘B’	74,882	10,964,971
Zimmer Biomet Holdings Inc	101,527	16,327,572

		368,801,202

Energy - 6.2%

Baker Hughes Co	387,326	8,858,145
Chevron Corp	261,108	27,348,452
ConocoPhillips	314,409	19,147,508
TotalEnergies SE ADR (France)	382,411	17,307,922

		72,662,027

Financial - 23.3%

Aflac Inc	320,360	17,190,518
Ameriprise Financial Inc	47,877	11,915,628
Berkshire Hathaway Inc ‘B’ *	160,322	44,556,690
Chubb Ltd	134,106	21,314,808
Healthpeak Properties Inc REIT	394,467	13,131,806
JPMorgan Chase & Co	245,006	38,108,233
MetLife Inc	169,359	10,136,136
Northern Trust Corp	110,218	12,743,405
The Allstate Corp	92,465	12,061,135
The Bank of New York Mellon Corp	748,364	38,338,688
Truist Financial Corp	479,455	26,609,753
US Bancorp	454,551	25,895,770

		272,002,570

	Shares	Value
Industrial - 11.8%

Emerson Electric Co	303,311	$29,190,651
General Dynamics Corp	68,897	12,970,549
Johnson Controls International PLC	95,450	6,550,734
Norfolk Southern Corp	37,269	9,891,565
nVent Electric PLC	372,280	11,630,027
Raytheon Technologies Corp	224,966	19,191,850
Republic Services Inc	91,078	10,019,491
Siemens AG (Germany)	109,593	17,401,031
Sonoco Products Co	180,797	12,095,319
TE Connectivity Ltd	66,710	9,019,859

		137,961,076

Technology - 4.8%

Cerner Corp	267,458	20,904,517
Oracle Corp	233,172	18,150,109
Texas Instruments Inc	91,591	17,612,949

		56,667,575

Utilities - 5.3%

Duke Energy Corp	131,097	12,941,896
Eversource Energy	123,638	9,920,713
Pinnacle West Capital Corp	266,844	21,873,203
Xcel Energy Inc	267,167	17,600,962

		62,336,774

Total Common Stocks (Cost $1,017,530,710)		1,145,918,870

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $19,261,998; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $19,647,326)	$19,261,998	19,261,998

Total Short-Term Investment (Cost $19,261,998)		19,261,998

TOTAL INVESTMENTS - 99.7% (Cost $1,036,792,708)		1,165,180,868

DERIVATIVES - 0.1%		437,537

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,854,896

NET ASSETS - 100.0%		$1,168,473,301

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	31.6%
Financial	23.3%
Industrial	11.8%
Communications	8.5%
Energy	6.2%
Consumer, Cyclical	5.9%
Utilities	5.3%
Technology	4.8%
Others (each less than 3.0%)	2.3%

99.7%
Derivatives	0.1%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Forward foreign currency contracts outstanding as of June 30, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CHF	490,010	USD	534,159	09/21	MSC	$-	($3,310)
GBP	1,228,759	USD	1,709,945	09/21	JPM	-	(9,862)
USD	7,446,368	CHF	6,831,969	09/21	MSC	45,004	-
USD	43,333,642	EUR	36,330,867	09/21	CSF	175,112	-
USD	33,633,436	GBP	24,162,993	09/21	JPM	202,064	-
USD	7,615,144	JPY	842,190,802	09/21	BOA	28,529	-

Total Forward Foreign Currency Contracts						$450,709	($13,172)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$8,229,823	$-	$8,229,823	$-
	Communications	98,854,781	98,854,781	-	-
	Consumer, Cyclical	68,403,042	68,403,042	-	-
	Consumer, Non-Cyclical	368,801,202	344,758,936	24,042,266	-
	Energy	72,662,027	72,662,027	-	-
	Financial	272,002,570	272,002,570	-	-
	Industrial	137,961,076	120,560,045	17,401,031	-
	Technology	56,667,575	56,667,575	-	-
	Utilities	62,336,774	62,336,774	-	-

	Total Common Stocks	1,145,918,870	1,096,245,750	49,673,120	-

	Short-Term Investment	19,261,998	-	19,261,998	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	450,709	-	450,709	-

	Total Assets	1,165,631,577	1,096,245,750	69,385,827	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(13,172)	-	(13,172)	-

	Total Liabilities	(13,172)	-	(13,172)	-

	Total	$1,165,618,405	$1,096,245,750	$69,372,655	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Communications - 8.6%

Alphabet Inc ‘C’ *	2,965	$7,431,239
Booking Holdings Inc*	2,373	5,192,338
Cisco Systems Inc	105,051	5,567,703
CommScope Holding Co Inc*	436,469	9,301,154
Discovery Inc ‘C’ *	67,779	1,964,235
DISH Network Corp ‘A’ *	137,195	5,734,751
Liberty Broadband Corp ‘C’ *	60,857	10,568,427
Liberty Media Corp-Liberty SiriusXM ‘C’ *	155,874	7,230,995
Nexstar Media Group Inc ‘A’	39,964	5,909,876
T-Mobile US Inc*	58,590	8,485,590
The Walt Disney Co*	23,865	4,194,751
Verizon Communications Inc	322,867	18,090,238

		89,671,297

Consumer, Cyclical - 8.4%

AutoZone Inc*	10,803	16,120,453
Best Buy Co Inc	61,380	7,057,472
Columbia Sportswear Co	46,563	4,579,937
Dollar General Corp	25,794	5,581,564
Kohl’s Corp	77,976	4,297,257
Las Vegas Sands Corp*	117,303	6,180,695
Lowe’s Cos Inc	30,073	5,833,260
Mohawk Industries Inc*	41,796	8,032,773
Murphy USA Inc	62,735	8,366,967
Newell Brands Inc	269,112	7,392,507
Ralph Lauren Corp	49,792	5,865,996
The Gap Inc	233,796	7,867,235

		87,176,116

Consumer, Non-Cyclical - 15.8%

AbbVie Inc	164,395	18,517,453
AmerisourceBergen Corp	69,265	7,930,150
Amgen Inc	10,844	2,643,225
Biogen Inc*	5,500	1,904,485
Bristol-Myers Squibb Co	256,334	17,128,238
Cigna Corp	16,284	3,860,448
Constellation Brands Inc ‘A’	15,324	3,584,130
Coty Inc ‘A’ *	305,736	2,855,574
CVS Health Corp	104,419	8,712,721
HCA Healthcare Inc	24,868	5,141,210
Johnson & Johnson	78,261	12,892,717
Keurig Dr Pepper Inc	156,014	5,497,933
Medtronic PLC	65,414	8,119,840
Merck & Co Inc	71,949	5,595,474
Organon & Co*	68,200	2,063,732
Pfizer Inc	66,104	2,588,633
Philip Morris International Inc	67,446	6,684,573
Post Holdings Inc*	87,874	9,531,693
Regeneron Pharmaceuticals Inc*	6,404	3,576,890
Sysco Corp	75,807	5,893,994
The Kraft Heinz Co	150,950	6,155,741
The Procter & Gamble Co	72,747	9,815,753
UnitedHealth Group Inc	26,129	10,463,097
Viatris Inc	282,341	4,034,653

		165,192,357

Energy - 6.1%

Cabot Oil & Gas Corp	315,895	5,515,527
Chevron Corp	89,333	9,356,738
ConocoPhillips	252,612	15,384,071
Diamondback Energy Inc	34,625	3,250,941
Equitrans Midstream Corp	200,005	1,702,043
Kinder Morgan Inc	496,824	9,057,101
Marathon Petroleum Corp	89,100	5,383,422
Phillips 66	80,355	6,896,066
The Williams Cos Inc	279,225	7,413,424

		63,959,333

	Shares	Value
Financial - 39.2%

Alleghany Corp*	8,813	$5,878,888
American Express Co	68,452	11,310,324
American Homes 4 Rent ‘A’ REIT	185,963	7,224,663
American International Group Inc	82,343	3,919,527
Bank of America Corp	1,003,700	41,382,551
Berkshire Hathaway Inc ‘B’ *	94,176	26,173,394
Brixmor Property Group Inc REIT	340,549	7,795,167
Brookfield Asset Management Inc ‘A’ (Canada)	72,866	3,714,709
Brookfield Asset Management Reinsurance Partners Ltd ‘A’ * (Canada)	503	26,141
Capital One Financial Corp	126,222	19,525,281
CBRE Group Inc ‘A’ *	98,679	8,459,751
Chubb Ltd	47,593	7,564,431
Citigroup Inc	137,615	9,736,261
Citizens Financial Group Inc	287,011	13,165,195
CNA Financial Corp	62,287	2,833,436
EastGroup Properties Inc REIT	35,914	5,906,057
Fairfax Financial Holdings Ltd (Canada)	15,004	6,570,402
Federal Realty Investment Trust REIT	39,873	4,671,919
Invesco Ltd	135,662	3,626,245
Kimco Realty Corp REIT	400,611	8,352,739
Lamar Advertising Co ‘A’ REIT	17,046	1,779,943
Loews Corp	313,323	17,123,102
M&T Bank Corp	100,926	14,665,557
Marsh & McLennan Cos Inc	47,461	6,676,813
Mid-America Apartment Communities Inc REIT	59,473	10,016,443
Morgan Stanley	143,932	13,197,125
Northern Trust Corp	73,468	8,494,370
Public Storage REIT	37,359	11,233,478
Rayonier Inc REIT	233,657	8,395,296
T Rowe Price Group Inc	37,413	7,406,652
The Charles Schwab Corp	137,632	10,020,986
The Hartford Financial Services Group Inc	162,670	10,080,660
The PNC Financial Services Group Inc	72,832	13,893,432
The Progressive Corp	61,965	6,085,583
The Travelers Cos Inc	112,071	16,778,149
Truist Financial Corp	231,307	12,837,538
US Bancorp	176,133	10,034,297
Wells Fargo & Co	427,360	19,355,134
Welltower Inc REIT	40,417	3,358,653
Weyerhaeuser Co REIT	304,502	10,480,959

		409,751,251

Industrial - 12.0%

Arrow Electronics Inc*	26,419	3,007,275
Ball Corp	28,287	2,291,813
Carlisle Cos Inc	34,664	6,633,996
Dover Corp	88,542	13,334,425
Energizer Holdings Inc	131,799	5,664,721
FedEx Corp	19,460	5,805,502
Fortune Brands Home & Security Inc	30,376	3,025,753
General Dynamics Corp	38,971	7,336,681
Graphic Packaging Holding Co	218,568	3,964,824
Honeywell International Inc	43,937	9,637,581
ITT Inc	77,999	7,143,928
Martin Marietta Materials Inc	27,490	9,671,257
Northrop Grumman Corp	21,412	7,781,763
Packaging Corp of America	62,389	8,448,718
Raytheon Technologies Corp	143,810	12,268,431
Stanley Black & Decker Inc	31,002	6,355,100
SYNNEX Corp	42,876	5,220,582
Westrock Co	144,736	7,702,850

		125,295,200

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Technology - 3.2%

Analog Devices Inc	63,582	$10,946,277
International Business Machines Corp	31,782	4,658,923
Leidos Holdings Inc	51,307	5,187,138
Microsoft Corp	9,907	2,683,806
Texas Instruments Inc	50,565	9,723,650

		33,199,794

Utilities - 3.8%

American Electric Power Co Inc	86,826	7,344,611
Edison International	74,863	4,328,579
Entergy Corp	43,339	4,320,898
NextEra Energy Inc	114,279	8,374,365
PG&E Corp*	378,636	3,850,728
Xcel Energy Inc	178,185	11,738,828

		39,958,009

Total Common Stocks (Cost $696,860,306)		1,014,203,357

	Principal Amount

SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $29,975,122; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $30,574,634)	$29,975,122	29,975,122

Total Short-Term Investment (Cost $29,975,122)		29,975,122

TOTAL INVESTMENTS - 100.0% (Cost $726,835,428)		1,044,178,479

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(112,827)

NET ASSETS - 100.0%		$1,044,065,652

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	39.2%
Consumer, Non-Cyclical	15.8%
Industrial	12.0%
Communications	8.6%
Consumer, Cyclical	8.4%
Energy	6.1%
Utilities	3.8%
Technology	3.2%
Others (each less than 3.0%)	2.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,014,203,357	$1,014,203,357	$-	$-
	Short-Term Investment	29,975,122	-	29,975,122	-

	Total	$1,044,178,479	$1,014,203,357	$29,975,122	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Switzerland - 0.0%

Cie Financiere Richemont SA Exercise @ CHF 67.00 Exp 11/22/23 *	535,142	$358,593

Total Warrants (Cost $0)		358,593

PREFERRED STOCKS - 2.0%

Brazil - 2.0%

Banco Bradesco SA	2,276,780	11,778,027
Lojas Americanas SA	4,679,325	20,302,351

		32,080,378

India - 0.0%

Zee Entertainment Enterprises Ltd 6.000% due 03/05/22 *	6,640,063	177,771

Total Preferred Stocks (Cost $34,372,715)		32,258,149

COMMON STOCKS - 95.8%

Brazil - 5.5%

Ambev SA	3,035,851	10,418,991
B3 SA - Brasil Bolsa Balcao	2,993,636	10,123,639
Lojas Renner SA	732,300	6,512,049
Pagseguro Digital Ltd ‘A’ *	185,680	10,383,226
Vale SA ADR	2,091,360	47,703,921

		85,141,826

Chile - 0.6%

Falabella SA	2,164,069	9,632,655

China - 33.4%

Alibaba Group Holding Ltd *	14,100	399,789
Alibaba Group Holding Ltd ADR *	91,103	20,660,338
BeiGene Ltd ADR *	53,382	18,320,169
Blue Moon Group Holdings Ltd ~	1,643,835	2,321,648
Budweiser Brewing Co APAC Ltd ~	3,133,400	9,866,303
Contemporary Amperex Technology Co Ltd ‘A’	32,600	2,689,429
Full Truck Alliance Co Ltd ADR *	366,297	7,465,133
Gree Electric Appliances Inc of Zhuhai ‘A’	630,600	5,081,510
Hansoh Pharmaceutical Group Co Ltd ~	250,000	1,092,409
Huazhu Group Ltd ADR *	884,428	46,706,643
Innovent Biologics Inc * ~	519,500	6,059,894
Jiangsu Hengrui Medicine Co Ltd ‘A’	618,565	6,498,139
Kuaishou Technology * Ω ±	420,700	10,051,277
Meituan ‘B’ * ~	951,100	39,233,963
NetEase Inc ADR	239,460	27,597,765
New Horizon Health Ltd * ~	330,500	3,368,933
New Oriental Education & Technology Group Inc ADR *	1,402,104	11,483,232
OneConnect Financial Technology Co Ltd ADR *	462,939	5,564,527
Pinduoduo Inc ADR *	244,561	31,064,138
Ping An Insurance Group Co of China Ltd ‘A’	2,260,029	22,465,125
Remegen Co Ltd ‘H’ * ~	156,599	2,388,426
Sunny Optical Technology Group Co Ltd	100,200	3,164,575
TAL Education Group ADR *	226,340	5,710,558
Tencent Holdings Ltd	1,374,925	103,521,503
Tencent Music Entertainment Group ADR *	540,038	8,359,788
Wuxi Biologics Cayman Inc * ~	1,645,500	30,129,569

	Shares	Value
Yum China Holdings Inc	838,014	$55,518,427
Zai Lab Ltd ADR *	36,798	6,512,878
ZTO Express Cayman Inc	68,277	2,067,928
ZTO Express Cayman Inc ADR	857,747	26,032,621

		521,396,637

Colombia - 0.3%

Grupo Aval Acciones y Valores SA ADR	855,521	4,876,470

Egypt - 0.5%

Commercial International Bank Egypt SAE *	2,510,780	8,350,970

France - 4.8%

Kering SA	61,257	53,674,435
LVMH Moet Hennessy Louis Vuitton SE	1,024	805,537
Pernod Ricard SA	89,023	19,786,458

		74,266,430

Hong Kong - 3.5%

AIA Group Ltd	4,357,018	54,051,314

India - 13.6%

Godrej Properties Ltd *	196,586	3,701,637
Havells India Ltd	101,316	1,337,667
HDFC Bank Ltd	379,264	7,660,317
HDFC Life Insurance Co Ltd ~	369,436	3,414,902
Housing Development Finance Corp Ltd	2,148,972	71,717,965
Infosys Ltd	1,054,243	22,302,497
Kotak Mahindra Bank Ltd *	2,000,649	45,986,990
Oberoi Realty Ltd *	797,058	6,746,634
Tata Consultancy Services Ltd	900,044	40,560,967
Zee Entertainment Enterprises Ltd	3,152,389	9,124,534

		212,554,110

Indonesia - 1.2%

P.T. Bank Central Asia Tbk	5,453,200	11,341,038
P.T. Bank Rakyat Indonesia Persero Tbk	13,239,700	3,599,809
P.T. Indocement Tunggal Prakarsa Tbk	3,212,281	2,284,421
P.T. Semen Indonesia Persero Tbk	2,769,100	1,817,010

		19,042,278

Italy - 1.8%

Moncler SPA	119,390	8,093,201
PRADA SPA	2,563,700	19,451,975

		27,545,176

Mexico - 5.9%

Alsea SAB de CV *	2,291,946	4,078,224
Fomento Economico Mexicano SAB de CV	2,940,757	24,803,325
Fomento Economico Mexicano SAB de CV ADR	66,996	5,661,832
Grupo Aeroportuario del Sureste SAB de CV ‘B’ *	251,222	4,636,403
Grupo Mexico SAB de CV ‘B’	7,345,545	34,549,930
Wal-Mart de Mexico SAB de CV	5,841,507	19,068,268

		92,797,982

Peru - 0.4%

Credicorp Ltd *	57,427	6,954,984

Philippines - 2.2%

Ayala Land Inc	14,716,400	10,868,098
SM Investments Corp	864,654	17,716,447
SM Prime Holdings Inc	7,621,387	5,698,671

		34,283,216

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Poland - 0.2%

InPost SA *	172,566	$3,463,401

Russia - 8.1%

Novatek PJSC GDR (LI) ~	283,367	62,170,764
Polyus PJSC *	41,025	7,953,491
Polyus PJSC GDR ~	40,342	3,911,124
Sberbank of Russia PJSC	819,952	3,426,091
Yandex NV ‘A’ *	689,473	48,780,215

		126,241,685

South Africa - 0.6%

FirstRand Ltd	2,581,119	9,684,053

South Korea - 2.6%

Samsung Biologics Co Ltd * ~	32,872	24,492,729
Samsung Electronics Co Ltd	230,735	16,517,425

		41,010,154

Switzerland - 2.0%

Cie Financiere Richemont SA	261,268	31,673,146

Taiwan - 7.8%

Taiwan Semiconductor Manufacturing Co Ltd	5,661,376	121,934,877

Turkey - 0.5%

Akbank T.A.S.	7,332,033	4,447,527
Turkiye Garanti Bankasi AS	2,727,043	2,603,791

		7,051,318

United Kingdom - 0.3%

Prudential PLC	278,478	5,298,258

Total Common Stocks (Cost $1,080,104,253)		1,497,250,940

	Principal Amount

SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $41,599,570; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $42,431,613)	$41,599,570	41,599,570

Total Short-Term Investment (Cost $41,599,570)		41,599,570

TOTAL INVESTMENTS - 100.5% (Cost $1,156,076,538)		1,571,467,252

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(8,267,748)

NET ASSETS - 100.0%		$1,563,199,504

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	20.8%
Consumer, Cyclical	19.1%
Communications	17.3%
Technology	15.0%
Consumer, Non-Cyclical	12.1%
Basic Materials	6.0%
Energy	4.0%
Industrial	3.5%
Others (each less than 3.0%)	2.7%

	100.5%
Other Assets & Liabilities, Net	(0.5%	)

	100.0%

(b)	As of June 30, 2021, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	33.4%
India	13.6%
Russia	8.1%
Taiwan	7.8%
Brazil	7.5%
Mexico	5.9%
France	4.8%
Hong Kong	3.5%
Others (each less than 3.0%)	15.9%

	100.5%
Other Assets & Liabilities, Net	(0.5%	)

	100.0%

(c)

An Investment with a total aggregate value of $10,051,277 or 0.6% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$358,593	$358,593	$-	$-
	Preferred Stocks	32,258,149	32,258,149	-	-
	Common Stocks
	Brazil	85,141,826	85,141,826	-	-
	Chile	9,632,655	9,632,655	-	-
	China	521,396,637	270,996,217	240,349,143	10,051,277
	Colombia	4,876,470	4,876,470	-	-
	Egypt	8,350,970	-	8,350,970	-
	France	74,266,430	-	74,266,430	-
	Hong Kong	54,051,314	-	54,051,314	-
	India	212,554,110	-	212,554,110	-
	Indonesia	19,042,278	-	19,042,278	-
	Italy	27,545,176	-	27,545,176	-
	Mexico	92,797,982	92,797,982	-	-
	Peru	6,954,984	6,954,984	-	-
	Philippines	34,283,216	16,566,769	17,716,447	-
	Poland	3,463,401	3,463,401	-	-
	Russia	126,241,685	64,473,104	61,768,581	-
	South Africa	9,684,053	-	9,684,053	-
	South Korea	41,010,154	-	41,010,154	-
	Switzerland	31,673,146	-	31,673,146	-
	Taiwan	121,934,877	-	121,934,877	-
	Turkey	7,051,318	-	7,051,318	-
	United Kingdom	5,298,258	-	5,298,258	-

	Total Common Stocks	1,497,250,940	554,903,408	932,296,255	10,051,277

	Short-Term Investment	41,599,570	-	41,599,570	-

	Total	$1,571,467,252	$587,520,150	$973,895,825	$10,051,277

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Australia - 1.1%

Rio Tinto PLC	226,131	$18,675,583

Belgium - 0.9%

KBC Group NV	203,217	15,515,885

Brazil - 0.3%

Ambev SA ADR	1,658,361	5,704,762

Canada - 3.4%

Canadian National Railway Co	283,190	29,882,209
Intact Financial Corp	60,977	8,284,234
Suncor Energy Inc	410,819	9,839,639
The Toronto-Dominion Bank	149,588	10,482,986

		58,489,068

China - 2.3%

NetEase Inc	322,400	7,409,140
Tencent Holdings Ltd	223,900	16,857,985
Yum China Holdings Inc	228,916	15,165,685

		39,432,810

Denmark - 2.9%

Carlsberg AS ‘B’	75,688	14,124,586
Novo Nordisk AS ‘B’	424,053	35,496,887

		49,621,473

France - 15.1%

Air Liquide SA	269,024	47,173,350
Capgemini SE	188,792	36,307,229
Cie Generale des Etablissements Michelin SCA	68,937	11,002,025
Danone SA	116,150	8,171,722
Dassault Systemes SE	52,006	12,621,655
Engie SA	1,022,847	14,025,859
EssilorLuxottica SA	114,629	21,175,785
L’Oreal SA	38,630	17,251,914
Legrand SA	162,882	17,262,765
LVMH Moet Hennessy Louis Vuitton SE	54,266	42,688,717
Pernod Ricard SA	138,095	30,693,315

		258,374,336

Germany - 9.1%

Bayer AG	356,353	21,664,549
Beiersdorf AG	246,437	29,746,409
Deutsche Boerse AG	176,347	30,780,709
Merck KGaA	131,952	25,318,441
MTU Aero Engines AG	36,775	9,118,148
SAP SE	271,389	38,119,210

		154,747,466

Hong Kong - 2.6%

AIA Group Ltd	3,603,151	44,699,160

India - 2.6%

HDFC Bank Ltd	362,357	7,318,832
Housing Development Finance Corp Ltd	439,424	14,664,963
Tata Consultancy Services Ltd	512,026	23,074,727

		45,058,522

Ireland - 0.9%

Ryanair Holdings PLC ADR *	145,263	15,718,909

	Shares	Value

Israel - 1.1%

Check Point Software Technologies Ltd *	154,833	$17,980,756

Italy - 1.5%

Eni SPA	765,791	9,336,168
Intesa Sanpaolo SPA	6,083,890	16,830,084

		26,166,252

Japan - 16.0%

Daikin Industries Ltd	153,000	28,511,501
Denso Corp	197,300	13,454,181
Hitachi Ltd	664,000	38,051,963
Hoya Corp	232,000	30,686,721
Japan Tobacco Inc	617,700	11,673,483
Koito Manufacturing Co Ltd	223,700	13,919,222
Kose Corp	74,500	11,703,730
Kubota Corp	1,135,200	22,964,749
Kyocera Corp	292,500	18,070,752
Olympus Corp	1,061,100	21,106,256
Shin-Etsu Chemical Co Ltd	62,300	10,420,338
SMC Corp	28,000	16,564,648
Sony Group Corp	131,000	12,702,705
Terumo Corp	576,300	23,341,579

		273,171,828

Netherlands - 5.8%

Akzo Nobel NV	222,268	27,521,403
ING Groep NV	1,515,311	20,114,769
Koninklijke Philips NV	538,681	26,736,979
Randstad NV	237,113	18,177,137
Wolters Kluwer NV	59,399	5,970,420

		98,520,708

Portugal - 0.6%

Galp Energia SGPS SA	907,323	9,865,012

Singapore - 1.1%

DBS Group Holdings Ltd	824,914	18,352,109

Spain - 1.1%

Amadeus IT Group SA *	254,488	17,940,541

Sweden - 0.4%

Essity AB ‘B’	211,640	7,020,132

Switzerland - 14.2%

Cie Financiere Richemont SA	200,549	24,312,269
Julius Baer Group Ltd	208,354	13,608,262
Nestle SA	508,960	63,440,366
Novartis AG	271,616	24,778,587
Roche Holding AG	139,025	52,389,880
Sika AG	51,289	16,804,208
UBS Group AG (XVTX)	1,721,483	26,368,342
Zurich Insurance Group AG	51,755	20,788,176

		242,490,090

Taiwan - 1.7%

Taiwan Semiconductor Manufacturing Co Ltd ADR	248,059	29,806,769

United Kingdom - 10.0%

Compass Group PLC *	1,125,841	23,719,117
Diageo PLC	596,702	28,599,022
Experian PLC	598,862	23,121,551

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Linde PLC	68,052	$19,675,873
Reckitt Benckiser Group PLC	192,455	17,003,428
RELX PLC	955,115	25,327,311
Rolls-Royce Holdings PLC *	6,296,644	8,620,207
Smiths Group PLC	469,630	10,343,052
Tesco PLC	4,595,476	14,196,252

		170,605,813

United States - 4.0%

QIAGEN NV *	322,132	15,571,369
Schneider Electric SE	336,704	53,079,547

		68,650,916

Total Common Stocks (Cost $1,255,494,646)		1,686,608,900

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $13,996,590; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $14,276,619)	$13,996,590	13,996,590

Total Short-Term Investment (Cost $13,996,590)		13,996,590

TOTAL INVESTMENTS - 99.5% (Cost $1,269,491,236)		1,700,605,490

OTHER ASSETS & LIABILITIES, NET - 0.5%		8,649,278

NET ASSETS - 100.0%		$1,709,254,768

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	35.8%
Industrial	17.6%
Financial	14.5%
Consumer, Cyclical	10.1%
Technology	9.7%
Basic Materials	7.2%
Others (each less than 3.0%)	4.6%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	As of June 30, 2021, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	16.0%
France	15.1%
Switzerland	14.2%
United Kingdom	10.0%
Germany	9.1%
Netherlands	5.8%
United States (Includes Short-Term Investments)	4.8%
Canada	3.4%
Others (each less than 3.0%)	21.1%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$18,675,583	$-	$18,675,583	$-
	Belgium	15,515,885	-	15,515,885	-
	Brazil	5,704,762	5,704,762	-	-
	Canada	58,489,068	58,489,068	-	-
	China	39,432,810	15,165,685	24,267,125	-
	Denmark	49,621,473	-	49,621,473	-
	France	258,374,336	-	258,374,336	-
	Germany	154,747,466	-	154,747,466	-
	Hong Kong	44,699,160	-	44,699,160	-
	India	45,058,522	-	45,058,522	-
	Ireland	15,718,909	15,718,909	-	-
	Israel	17,980,756	17,980,756	-	-
	Italy	26,166,252	-	26,166,252	-
	Japan	273,171,828	-	273,171,828	-
	Netherlands	98,520,708	-	98,520,708	-
	Portugal	9,865,012	-	9,865,012	-
	Singapore	18,352,109	-	18,352,109	-
	Spain	17,940,541	-	17,940,541	-
	Sweden	7,020,132	-	7,020,132	-
	Switzerland	242,490,090	-	242,490,090	-
	Taiwan	29,806,769	29,806,769	-	-
	United Kingdom	170,605,813	-	170,605,813	-
	United States	68,650,916	-	68,650,916	-

	Total Common Stocks	1,686,608,900	142,865,949	1,543,742,951	-

	Short-Term Investment	13,996,590	-	13,996,590	-

	Total	$1,700,605,490	$142,865,949	$1,557,739,541	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Australia - 0.0%

Costa Group Holdings Ltd * Exp 07/19/21	31,596	$6,872

Total Rights (Cost $0)		6,872

PREFERRED STOCKS - 0.6%

Germany - 0.6%

Draegerwerk AG & Co KGaA	7,000	662,360
Jungheinrich AG	17,777	869,519

		1,531,879

Total Preferred Stocks (Cost $1,551,855)		1,531,879

COMMON STOCKS - 97.7%

Australia - 2.4%

Austal Ltd	310,000	476,493
Codan Ltd	110,000	1,487,946
Costa Group Holdings Ltd	200,000	496,443
GrainCorp Ltd ‘A’	224,376	868,621
McMillan Shakespeare Ltd	150,000	1,454,731
Orora Ltd	360,000	900,071
Sandfire Resources Ltd	170,000	867,849

		6,552,154

Austria - 0.8%

BAWAG Group AG ~	18,897	1,006,322
Wienerberger AG	29,215	1,126,126

		2,132,448

Belgium - 1.1%

Bekaert SA	28,000	1,250,956
bpost SA *	39,896	478,658
D’ieteren Group	10,000	1,210,698

		2,940,312

Canada - 12.6%

Alaris Equity Partners Income	55,300	756,159
ARC Resources Ltd	257,974	2,195,568
Atco Ltd ‘I’	20,000	709,261
AutoCanada Inc *	50,000	2,014,359
Canadian Western Bank	33,000	926,428
Celestica Inc *	100,000	784,124
CI Financial Corp	50,000	917,635
Corus Entertainment Inc ‘B’	184,800	948,151
Crescent Point Energy Corp (TSE)	192,500	871,188
CT Real Estate Investment Trust REIT	60,800	803,408
Dream Office Real Estate Investment Trust REIT	44,500	824,234
Dundee Precious Metals Inc	168,400	1,020,236
Empire Co Ltd ‘A’	43,900	1,384,713
Enerplus Corp (TSE)	125,000	898,475
Extendicare Inc	86,300	592,460
Finning International Inc	35,000	916,223
HEXO Corp *	100,000	580,832
Home Capital Group Inc *	30,000	900,290
Linamar Corp	18,000	1,128,993
Martinrea International Inc	92,900	979,512
Medical Facilities Corp	253,600	1,434,121
New Gold Inc *	708,200	1,274,029
Parex Resources Inc *	69,500	1,160,576
Polaris Infrastructure Inc	90,800	1,415,912
Precision Drilling Corp*	12,410	517,183
Real Matters Inc *	79,700	1,149,593
ShawCor Ltd *	150,000	715,150
TFI International Inc	25,000	2,282,389
The North West Co Inc	30,000	851,646
Torex Gold Resources Inc *	66,800	769,526

	Shares	Value
Trican Well Service Ltd *	305,900	$658,884
Uni-Select Inc *	106,800	1,413,833
Western Forest Products Inc	318,300	541,798
Westshore Terminals Investment Corp	28,267	389,481

		34,726,370

China - 0.3%

S-Enjoy Service Group Co Ltd *	288,000	875,832

Denmark - 3.6%

Norden AS	35,642	1,133,838
Pandora AS	22,000	2,968,105
Royal Unibrew AS	13,925	1,774,365
SimCorp AS	10,292	1,292,701
Spar Nord Bank AS	96,488	1,086,235
Sydbank AS	25,000	770,375
Topdanmark AS	18,000	936,653

		9,962,272

Finland - 1.8%

Tokmanni Group Corp	50,000	1,382,585
Uponor OYJ	66,176	1,918,127
Valmet OYJ	40,408	1,764,590

		5,065,302

France - 4.8%

Alten SA	7,000	929,107
Biophytis SA *	500,000	518,173
Criteo SA ADR *	40,000	1,809,200
Elior Group SA * ~	55,000	411,380
Eutelsat Communications SA	34,028	398,080
IPSOS	20,000	843,849
Mercialys SA REIT	91,651	1,109,859
Metropole Television SA	42,000	883,479
Natixis SA	213,301	1,013,351
Nexity SA	15,000	750,646
Rexel SA *	69,000	1,444,733
SCOR SE *	30,000	955,054
Trigano SA	8,000	1,654,150
Virbac SA	1,300	445,856

		13,166,917

Georgia - 0.2%

Bank of Georgia Group PLC *	26,000	483,380

Germany - 5.9%

Bechtle AG	6,374	1,184,672
Brenntag SE	27,000	2,512,953
Cewe Stiftung & Co KGAA	5,000	774,295
Covestro AG ~	15,000	969,877
Deutsche Pfandbriefbank AG ~	68,346	676,602
GEA Group AG	35,000	1,418,205
HelloFresh SE *	27,000	2,624,645
InflaRx NV *	81,600	242,352
JOST Werke AG ~	21,000	1,252,508
LANXESS AG	18,000	1,235,322
Salzgitter AG *	30,000	893,260
Sixt SE *	5,000	673,672
TAG Immobilien AG	33,000	1,045,984
Talanx AG *	17,641	721,675

		16,226,022

Hong Kong - 2.3%

Dah Sing Financial Holdings Ltd	105,200	359,366
Hutchison Port Holdings Trust	2,500,000	563,777
Hysan Development Co Ltd	128,000	510,233
K Wah International Holdings Ltd	1,338,000	649,491
Kerry Properties Ltd	255,000	840,861
Luk Fook Holdings International Ltd	172,000	593,746
PAX Global Technology Ltd	1,245,000	1,434,284

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Stella International Holdings Ltd	255,000	$394,284
Swire Pacific Ltd ‘A’	160,000	1,084,096

		6,430,138

Indonesia - 0.2%

Golden Agri-Resources Ltd	3,000,000	514,147

Ireland - 0.6%

Hibernia REIT PLC REIT	530,000	779,275
ICON PLC *	3,928	811,957

		1,591,232

Israel - 0.9%

Bezeq The Israeli Telecommunication Corp Ltd *	800,000	871,446
Gazit-Globe Ltd	68,032	490,479
Plus500 Ltd	61,988	1,145,822

		2,507,747

Italy - 3.4%

Azimut Holding SPA	42,000	1,021,367
Banca IFIS SPA	53,387	849,219
Banca Sistema SPA * ~	300,000	729,696
BFF Bank SpA ~	126,270	1,265,767
El.En. SPA	9,000	464,587
Esprinet SPA	105,000	1,845,548
Reply SPA	9,804	1,610,221
Sesa SPA *	10,000	1,674,103

		9,460,508

Japan - 19.2%

Altech Corp	39,000	681,595
Aozora Bank Ltd	37,400	838,388
ASKUL Corp	40,000	623,606
Capcom Co Ltd	24,000	701,487
Cawachi Ltd	37,000	747,521
CTS Co Ltd	48,600	370,642
Cybernet Systems Co Ltd	97,600	631,938
Doshisha Co Ltd	38,000	591,371
Eiken Chemical Co Ltd	28,000	541,436
Enigmo Inc	74,900	950,866
Exedy Corp	30,000	440,109
FCC Co Ltd	34,900	508,243
Foster Electric Co Ltd	64,700	570,519
FULLCAST Holdings Co Ltd	30,000	623,326
Fuyo General Lease Co Ltd	15,000	948,465
Glory Ltd	25,200	523,374
H.U. Group Holdings Inc	30,000	774,104
Hanwa Co Ltd	32,900	952,103
Hokkaido Electric Power Co Inc	140,000	634,628
IR Japan Holdings Ltd	12,000	1,508,703
Itfor Inc	128,100	926,386
Itochu Enex Co Ltd	53,100	473,019
Japan Lifeline Co Ltd	53,400	649,365
Japan Logistics Fund Inc REIT	300	902,121
Kaken Pharmaceutical Co Ltd	13,800	592,162
Kamigumi Co Ltd	31,000	629,111
Kintetsu World Express Inc	40,000	842,764
Kito Corp	42,600	640,742
Kozo Keikaku Engineering Inc	22,200	563,947
Kyoei Steel Ltd	37,800	491,670
Kyudenko Corp	25,700	827,116
Lawson Inc	10,500	486,324
Megachips Corp	32,500	930,280
Meitec Corp	18,400	996,206
Mitsubishi Gas Chemical Co Inc	45,000	953,543
Mixi Inc	28,000	739,019
Mochida Pharmaceutical Co Ltd	20,000	656,707
Nakanishi Inc	39,000	853,891
Nippon Electric Glass Co Ltd	24,700	580,013

	Shares	Value
Nippon Gas Co Ltd	60,000	$1,021,593
Nishio Rent All Co Ltd	24,000	669,945
Noevir Holdings Co Ltd	15,000	761,715
Obara Group Inc	20,000	686,032
Okamoto Industries Inc	19,000	701,427
Pressance Corp	20,400	273,940
Prima Meat Packers Ltd	28,000	757,310
Relia Inc	78,000	951,874
Relo Group Inc	25,900	591,617
Roland DG Corp	40,000	960,534
Sangetsu Corp	40,000	558,010
Sanki Engineering Co Ltd	50,300	637,362
Sankyo Co Ltd	24,900	636,730
Sanwa Holdings Corp	81,000	996,205
Seikagaku Corp	55,000	534,553
Seven Bank Ltd	360,900	767,236
Shinoken Group Co Ltd	78,400	859,283
SKY Perfect JSAT Holdings Inc	156,900	572,472
Starts Corp Inc	29,100	743,804
Starts Proceed Investment Corp REIT	321	699,297
Sumitomo Osaka Cement Co Ltd	18,800	512,199
Sumitomo Rubber Industries Ltd	59,200	818,440
Sumitomo Seika Chemicals Co Ltd	20,000	647,622
Takara Leben Co Ltd	152,800	461,826
Tamron Co Ltd	35,100	770,312
The Okinawa Electric Power Co Inc	57,802	721,417
The Yokohama Rubber Co Ltd	40,000	859,117
Tokai Rika Co Ltd	36,300	583,724
Towa Pharmaceutical Co Ltd	32,000	778,680
Toyo Corp	68,500	671,110
Ube Industries Ltd	25,100	510,052
UNITED Inc	47,000	645,615
Warabeya Nichiyo Holdings Co Ltd	35,500	693,230
Will Group Inc	74,200	676,479
Yamaguchi Financial Group Inc	122,200	700,165
Yurtec Corp	85,000	552,214

		52,879,951

Jordan - 0.4%

Hikma Pharmaceuticals PLC	36,367	1,230,728

Luxembourg - 0.6%

APERAM SA	30,637	1,573,395

Malta - 0.6%

Kindred Group PLC SDR	110,000	1,725,728

Netherlands - 3.9%

ASM International NV	7,000	2,308,789
ASR Nederland NV	46,487	1,800,046
BE Semiconductor Industries NV	26,128	2,226,570
NSI NV REIT	18,000	694,731
Randstad NV	22,000	1,686,525
Signify NV ~	33,964	2,155,963

		10,872,624

Norway - 0.9%

Aker Solutions ASA *	477,211	888,994
Europris ASA ~	183,267	1,149,255
XXL ASA * ~	200,000	423,785

		2,462,034

Singapore - 1.1%

AEM Holdings Ltd	240,000	684,888
Ascendas India Trust UNIT	600,000	620,794
First Real Estate Investment Trust REIT	800,000	157,656
IGG Inc	600,000	792,710
Jardine Cycle & Carriage Ltd	40,000	636,721

		2,892,769

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
South Korea - 6.0%

Daesang Corp	26,222	$646,259
DGB Financial Group Inc	120,000	992,771
Dongkuk Steel Mill Co Ltd	65,000	1,279,805
DY POWER Corp	50,000	754,957
Huchems Fine Chemical Corp	33,363	690,257
i-SENS Inc	30,880	834,326
InBody Co Ltd	28,988	777,541
INTOPS Co Ltd	28,000	762,103
Korea Asset In Trust Co Ltd	193,658	824,635
Korea Petrochemical Ind Co Ltd	4,081	862,597
Korea Real Estate Investment & Trust Co Ltd	259,777	544,434
Korean Reinsurance Co	90,000	787,820
Kumho Petrochemical Co Ltd	4,500	876,770
LG Hausys Ltd	13,514	1,178,447
MagnaChip Semiconductor Corp *	32,600	777,836
Osstem Implant Co Ltd	16,000	1,615,716
Poongsan Corp	33,426	1,132,038
Tovis Co Ltd *	22,255	167,470
Value Added Technology Co Ltd	30,000	997,012

		16,502,794

Spain - 2.9%

Acerinox SA	80,882	979,362
Banco de Sabadell SA *	1,600,000	1,092,340
Cia de Distribucion Integral Logista Holdings SA	35,000	719,616
Enagas SA	56,870	1,314,433
Ercros SA *	222,807	887,261
Lar Espana Real Estate Socimi SA REIT	60,000	348,966
Pharma Mar SA	7,698	693,887
Vidrala SA	5,905	705,787
Viscofan SA	16,000	1,115,253

		7,856,905

Sweden - 3.9%

Axfood AB	30,000	830,163
Betsson AB ‘B’ *	103,414	843,446
Bilia AB ‘A’	55,000	1,166,099
Evolution AB ~	10,000	1,581,820
Humana AB *	35,000	274,763
Inwido AB	89,483	1,547,319
LeoVegas AB ~	143,166	635,691
Sweco AB ‘B’	45,000	818,698
Tethys Oil AB *	70,000	478,789
Trelleborg AB ‘B’	45,000	1,045,913
Vitrolife AB	15,000	623,540
Wihlborgs Fastigheter AB	40,000	867,521

		10,713,762

Switzerland - 6.2%

Adecco Group AG	27,000	1,837,127
ALSO Holding AG	3,586	1,035,143
Ascom Holding AG *	27,363	452,238
BKW AG	11,688	1,217,349
Cembra Money Bank AG	11,323	1,270,335
Emmi AG	800	820,535
Forbo Holding AG	541	1,024,144
Interroll Holding AG	350	1,388,011
Logitech International SA	27,327	3,318,656
Sonova Holding AG	7,046	2,653,909
Swiss Life Holding AG	4,177	2,031,915

		17,049,362

United Kingdom - 9.9%

Aggreko PLC	68,575	818,438
Balfour Beatty PLC	268,708	1,142,131
BMO Commercial Property Trust Ltd REIT	326,926	409,753
Computacenter PLC	27,000	962,258
Empiric Student Property PLC REIT *	400,000	476,408
Halfords Group PLC *	199,780	1,191,646

	Shares	Value
IG Group Holdings PLC	101,214	$1,186,057
IMI PLC	85,000	2,022,384
Inchcape PLC	121,257	1,290,482
Indivior PLC *	400,000	855,433
ITV PLC *	800,000	1,390,399
Jupiter Fund Management PLC	180,000	702,484
Keller Group PLC	149,796	1,661,847
Man Group PLC	467,071	1,161,823
Orchard Therapeutics PLC ADR *	75,000	329,250
Pagegroup PLC *	126,922	981,443
Quilter PLC ~	500,000	1,028,862
Redrow PLC	100,000	848,276
Rightmove PLC	163,484	1,469,426
Rotork PLC	230,000	1,084,771
Royal Mail PLC *	225,000	1,799,064
Safestore Holdings PLC REIT	75,000	982,489
Savills PLC	50,000	798,179
Spirent Communications PLC	313,621	1,069,113
Stagecoach Group PLC *	350,000	397,491
Travis Perkins PLC *	44,622	1,044,034
Wickes Group PLC *	50,000	170,146

		27,274,087

United States - 1.2%

Caesarstone Ltd	45,000	664,200
Inmode Ltd *	17,000	1,609,560
Reliance Worldwide Corp Ltd	295,000	1,162,897

		3,436,657

Total Common Stocks (Cost $198,597,459)		269,105,577

	Principal Amount

SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $2,559,475; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $2,610,765)	$2,559,475	2,559,475

Total Short-Term Investment (Cost $2,559,475)		2,559,475

TOTAL INVESTMENTS - 99.2% (Cost $202,708,789)		273,203,803

OTHER ASSETS & LIABILITIES, NET - 0.8%		2,337,388

NET ASSETS - 100.0%		$275,541,191

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	18.9%
Financial	18.7%
Consumer, Non-Cyclical	17.7%
Consumer, Cyclical	15.3%
Basic Materials	8.0%
Technology	7.6%
Communications	6.4%
Energy	3.6%
Others (each less than 3.0%)	3.0%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(b)	As of June 30, 2021, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	19.2%
Canada	12.6%
United Kingdom	9.9%
Germany	6.5%
Switzerland	6.2%
South Korea	6.0%
France	4.8%
Netherlands	3.9%
Sweden	3.9%
Denmark	3.6%
Italy	3.4%
Others(each less than 3.0%)	19.2%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$6,872	$6,872	$-	$-
	Preferred Stocks
	Germany	1,531,879	662,360	869,519	-
	Common Stocks
	Australia	6,552,154	-	6,552,154	-
	Austria	2,132,448	-	2,132,448	-
	Belgium	2,940,312	-	2,940,312	-
	Canada	34,726,370	34,726,370	-	-
	China	875,832	-	875,832	-
	Denmark	9,962,272	2,220,073	7,742,199	-
	Finland	5,065,302	1,382,585	3,682,717	-
	France	13,166,917	3,210,852	9,956,065	-
	Georgia	483,380	483,380	-	-
	Germany	16,226,022	2,269,155	13,956,867	-
	Hong Kong	6,430,138	510,233	5,919,905	-
	Indonesia	514,147	-	514,147	-
	Ireland	1,591,232	1,591,232	-	-
	Israel	2,507,747	-	2,507,747	-
	Italy	9,460,508	-	9,460,508	-
	Japan	52,879,951	-	52,879,951	-
	Jordan	1,230,728	-	1,230,728	-
	Luxembourg	1,573,395	-	1,573,395	-
	Malta	1,725,728	-	1,725,728	-
	Netherlands	10,872,624	694,731	10,177,893	-
	Norway	2,462,034	-	2,462,034	-
	Singapore	2,892,769	157,656	2,735,113	-
	South Korea	16,502,794	777,836	15,724,958	-
	Spain	7,856,905	1,054,753	6,802,152	-
	Sweden	10,713,762	2,297,835	8,415,927	-
	Switzerland	17,049,362	820,535	16,228,827	-
	United Kingdom	27,274,087	9,068,537	18,205,550	-
	United States	3,436,657	2,273,760	1,162,897	-

	Total Common Stocks	269,105,577	63,539,523	205,566,054	-

	Short-Term Investment	2,559,475	-	2,559,475	-

	Total	$273,203,803	$64,208,755	$208,995,048	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

Argentina - 0.1%

YPF SA ADR *	261,502	$1,223,829

Austria - 0.6%

Erste Group Bank AG	188,855	6,942,567

Belgium - 0.9%

Ageas SA NV	189,729	10,543,465

Brazil - 0.5%

Cia de Saneamento Basico do Estado de Sao Paulo	768,664	5,653,168

Burkina Faso - 0.2%

Endeavour Mining PLC	131,607	2,826,217

Canada - 2.4%

ARC Resources Ltd	456,931	3,888,853
Barrick Gold Corp (TSE)	467,549	9,670,826
Cameco Corp (NYSE)	265,014	5,082,968
Kinross Gold Corp	827,939	5,257,413
Tourmaline Oil Corp	135,627	3,876,464

		27,776,524

China - 0.8%

Dongfeng Motor Group Co Ltd ‘H’	10,716,991	9,619,910

Denmark - 0.3%

AP Moller - Maersk AS ‘B’	934	2,688,901
The Drilling Co of 1972 A/S *	15,039	629,624

		3,318,525

Finland - 1.5%

Nokia OYJ (OMXH) *	3,189,695	17,089,608

France - 12.9%

AXA SA	646,880	16,425,794
BNP Paribas SA	287,748	18,058,958
Cie de Saint-Gobain	377,228	24,895,482
Dassault Aviation SA	3,395	3,999,255
Engie SA	1,126,226	15,443,451
Orange SA	921,390	10,515,628
Renault SA *	179,998	7,296,662
Rexel SA *	427,337	8,947,648
SCOR SE *	182,926	5,823,476
Societe Generale SA	444,920	13,161,352
TotalEnergies SE	564,208	25,559,632

		150,127,338

Germany - 3.9%

CECONOMY AG *	637,736	3,117,409
Continental AG *	52,630	7,742,987
Daimler AG	176,325	15,756,154
Fresenius SE & Co KGaA	316,990	16,543,668
METRO AG	206,488	2,557,384

		45,717,602

Hong Kong - 0.9%

CK Asset Holdings Ltd	1,573,201	10,828,362

	Shares	Value

India - 1.3%

Canara Bank *	1,641,787	$3,362,473
NTPC Ltd	619,641	971,637
Oil & Natural Gas Corp Ltd	4,157,274	6,597,689
Zee Entertainment Enterprises Ltd	1,331,853	3,855,025

		14,786,824

Indonesia - 0.5%

P.T. Bank Mandiri Persero Tbk ADR	661,155	5,381,802

Ireland - 1.2%

AIB Group PLC *	2,440,883	6,299,062
Bank of Ireland Group PLC *	1,439,836	7,726,354

		14,025,416

Italy - 4.4%

Assicurazioni Generali SPA	637,087	12,790,602
BPER Banca	1,784,712	3,891,102
Eni SPA	1,354,969	16,519,153
Saipem SPA *	1,641,006	3,981,528
UniCredit SPA	1,245,303	14,722,837

		51,905,222

Japan - 24.6%

Alfresa Holdings Corp	232,790	3,476,921
Alps Alpine Co Ltd	275,510	2,915,753
Benesse Holdings Inc	23,549	584,836
Canon Inc	196,745	4,446,822
Chiyoda Corp *	376,533	1,497,130
Dai-ichi Life Holdings Inc	572,057	10,525,397
DeNA Co Ltd	296,348	6,317,183
Eisai Co Ltd	63,216	6,212,692
Fuji Media Holdings Inc	198,396	2,215,046
Fujitsu Ltd	28,995	5,424,933
Gree Inc	805,326	4,256,913
Hino Motors Ltd	1,108,930	9,808,604
Honda Motor Co Ltd	779,017	25,055,706
Inpex Corp	1,251,747	9,368,558
Isuzu Motors Ltd	1,120,120	14,863,610
Japan Airlines Co Ltd *	471,710	10,214,060
JGC Holdings Corp	683,878	6,372,018
Kamigumi Co Ltd	223,570	4,537,110
Mitsubishi Estate Co Ltd	640,916	10,359,489
Mitsubishi Heavy Industries Ltd	146,720	4,331,496
Mitsubishi Motors Corp *	887,029	2,498,273
Mitsubishi UFJ Financial Group Inc	3,375,485	18,181,226
Nikon Corp	599,099	6,390,880
Nippon Television Holdings Inc	364,010	4,245,981
Nissan Motor Co Ltd *	1,785,881	8,896,694
Nomura Holdings Inc	850,538	4,328,801
Ono Pharmaceutical Co Ltd	211,200	4,709,798
Resona Holdings Inc	2,958,770	11,407,986
Shimamura Co Ltd	96,917	9,298,078
Sumitomo Heavy Industries Ltd	181,210	5,010,823
Sumitomo Mitsui Financial Group Inc	443,352	15,283,215
Sumitomo Mitsui Trust Holdings Inc	320,914	10,237,223
T&D Holdings Inc	1,175,945	15,260,097
Taiheiyo Cement Corp	228,690	5,026,964
Takeda Pharmaceutical Co Ltd	433,985	14,564,774
THK Co Ltd	183,781	5,484,510
TOPPAN INC	219,360	3,527,712

		287,137,312

Luxembourg - 0.6%

RTL Group SA *	115,281	6,865,181

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value

Malaysia - 0.4%

CIMB Group Holdings Bhd	4,073,484	$4,526,520

Mexico - 0.9%

America Movil SAB de CV ‘L’ ADR	705,263	10,578,945

Netherlands - 5.4%

ABN AMRO Bank NV CVA * ~	803,916	9,741,339
ING Groep NV	1,450,153	19,249,840
PostNL NV	786,744	4,274,676
Royal Dutch Shell PLC ‘B’	1,530,088	29,703,267

		62,969,122

Norway - 1.2%

Norsk Hydro ASA	2,195,874	14,019,328

Russia - 1.9%

Gazprom PJSC ADR (OTC)	252,574	1,929,665
Gazprom PJSC ADR (SEAQ)	1,043,908	7,968,816
LUKOIL PJSC ADR (OTC)	34,314	3,156,888
Sberbank of Russia PJSC ADR (OTC)	185	3,088
Sberbank of Russia PJSC ADR (SEAQ)	335,358	5,572,640
VEON Ltd ADR *	1,997,814	3,655,999

		22,287,096

South Africa - 2.7%

Anglo American PLC	377,498	15,022,208
Gold Fields Ltd ADR	530,624	4,722,554
Impala Platinum Holdings Ltd	56,956	936,784
MTN Group *	780,119	5,636,039
Old Mutual Ltd	5,871,652	5,550,931

		31,868,516

South Korea - 4.3%

Hankook Tire & Technology Co Ltd	150,737	6,916,454
KB Financial Group Inc	329,915	16,373,687
KT Corp ADR	950,708	13,262,376
Shinhan Financial Group Co Ltd	374,196	13,510,143

		50,062,660

Spain - 1.2%

CaixaBank SA (SIBE)	4,541,155	13,980,878

Switzerland - 5.6%

Adecco Group AG	287,697	19,575,402
Holcim Ltd	321,483	19,323,724
Julius Baer Group Ltd	65,139	4,254,435
UBS Group AG (XVTX)	1,481,010	22,684,963

		65,838,524

Taiwan - 1.9%

Catcher Technology Co Ltd	1,282,361	8,375,870
Hon Hai Precision Industry Co Ltd	2,328,461	9,348,781
Shin Kong Financial Holding Co Ltd	11,922,283	4,075,413

		21,800,064

Thailand - 1.0%

Kasikornbank PCL	2,060,981	7,635,724
Kasikornbank PCL NVDR	1,080,975	3,989,775

		11,625,499

Turkey - 0.6%

Turk Telekomunikasyon AS	3,831,265	2,921,825
Turkcell Iletisim Hizmetleri AS	2,041,728	3,777,344

		6,699,169

	Shares	Value
United Kingdom - 11.4%

Babcock International Group PLC *	1,306,392	$5,243,350
BAE Systems PLC	2,036,910	14,718,747
BP PLC	5,488,165	24,067,745
BT Group PLC *	4,429,650	11,904,011
Centrica PLC *	6,112,076	4,356,548
J Sainsbury PLC	4,507,672	16,966,307
Kingfisher PLC	2,376,953	11,996,706
Land Securities Group PLC REIT	510,015	4,759,797
Marks & Spencer Group PLC *	2,306,652	4,678,202
Standard Chartered PLC	1,871,132	11,941,194
The British Land Co PLC REIT	761,854	5,211,541
WPP PLC	1,255,988	16,978,265

		132,822,413

United States - 0.7%

Ovintiv Inc	242,578	7,645,630

Total Common Stocks (Cost $925,309,528)		1,128,493,236

EXCHANGE-TRADED FUND - 0.3%

iShares Core MSCI EAFE	45,995	3,443,185

Total Exchange-Traded Fund (Cost $3,510,719)		3,443,185

	Principal Amount

SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $22,277,354; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $22,722,926)	$22,277,354	22,277,354

Total Short-Term Investment (Cost $22,277,354)		22,277,354

TOTAL INVESTMENTS - 99.0% (Cost $951,097,601)		1,154,213,775

OTHER ASSETS & LIABILITIES, NET - 1.0%		11,198,842

NET ASSETS - 100.0%		$1,165,412,617

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	33.0%
Consumer, Cyclical	13.1%
Energy	12.5%
Industrial	11.1%
Communications	9.7%
Consumer, Non-Cyclical	8.5%
Basic Materials	4.9%
Others (each less than 3.0%)	6.2%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(b)	As of June 30, 2021, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	24.6%
France	12.9%
United Kingdom	11.4%
Switzerland	5.6%
Netherlands	5.4%
Italy	4.4%
South Korea	4.3%
Germany	3.9%
Others(each less than 3.0%)	26.5%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Argentina	$1,223,829	$1,223,829	$-	$-
	Austria	6,942,567	-	6,942,567	-
	Belgium	10,543,465	-	10,543,465	-
	Brazil	5,653,168	5,653,168	-	-
	Burkina Faso	2,826,217	2,826,217	-	-
	Canada	27,776,524	27,776,524	-	-
	China	9,619,910	-	9,619,910	-
	Denmark	3,318,525	-	3,318,525	-
	Finland	17,089,608	-	17,089,608	-
	France	150,127,338	-	150,127,338	-
	Germany	45,717,602	-	45,717,602	-
	Hong Kong	10,828,362	-	10,828,362	-
	India	14,786,824	-	14,786,824	-
	Indonesia	5,381,802	5,381,802	-	-
	Ireland	14,025,416	-	14,025,416	-
	Italy	51,905,222	-	51,905,222	-
	Japan	287,137,312	-	287,137,312	-
	Luxembourg	6,865,181	-	6,865,181	-
	Malaysia	4,526,520	-	4,526,520	-
	Mexico	10,578,945	10,578,945	-	-
	Netherlands	62,969,122	-	62,969,122	-
	Norway	14,019,328	-	14,019,328	-
	Russia	22,287,096	8,745,640	13,541,456	-
	South Africa	31,868,516	10,273,485	21,595,031	-
	South Korea	50,062,660	13,262,376	36,800,284	-
	Spain	13,980,878	-	13,980,878	-
	Switzerland	65,838,524	-	65,838,524	-
	Taiwan	21,800,064	-	21,800,064	-
	Thailand	11,625,499	-	11,625,499	-
	Turkey	6,699,169	2,921,825	3,777,344	-
	United Kingdom	132,822,413	-	132,822,413	-
	United States	7,645,630	7,645,630	-	-

	Total Common Stocks	1,128,493,236	96,289,441	1,032,203,795	-

	Exchange-Traded Fund	3,443,185	3,443,185	-	-
	Short-Term Investment	22,277,354	-	22,277,354	-

	Total	$1,154,213,775	$99,732,626	$1,054,481,149	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Butterfly Network Inc Exercise @ $11.50 Exp 06/29/25 *	10,386	$50,164
CareMax Inc Exercise @ $11.50 Exp 07/16/25 *	3,646	17,209
Cerevel Therapeutics Holdings Inc Exercise @ $11.50 Exp 10/27/25 *	3,656	52,135
Health Assurance Acquisition Corp Exercise @ $11.50 Exp 11/12/25 *	19,133	34,248
MedTech Acquisition Corp Exercise @ $11.50 Exp 12/18/25 *	11,950	11,863
Nuvation Bio Inc Exercise @ $11.50 Exp 07/07/27 *	3,472	9,027

		174,646

Total Warrants (Cost $144,908)		174,646

COMMON STOCKS - 98.5%

Consumer, Non-Cyclical - 97.4%

Abbott Laboratories	212,954	24,687,757
AbbVie Inc	39,955	4,500,531
ABIOMED Inc *	9,188	2,867,667
Acceleron Pharma Inc *	32,755	4,110,425
Agiliti Inc *	60,923	1,332,386
agilon health Inc *	33,112	1,343,354
Agios Pharmaceuticals Inc *	18,111	998,097
Alcon Inc (Switzerland)	84,148	5,912,239
Allakos Inc *	18,151	1,549,551
Allogene Therapeutics Inc *	6,829	178,100
Alnylam Pharmaceuticals Inc *	27,662	4,689,262
Ambrx Biopharma Inc ADR *	21,548	422,341
Amedisys Inc *	16,158	3,957,579
AmerisourceBergen Corp	11,896	1,361,973
Amgen Inc	51,900	12,650,625
Anthem Inc	25,003	9,546,145
Apellis Pharmaceuticals Inc *	12,769	807,001
Arcutis Biotherapeutics Inc *	34,856	951,220
Arena Pharmaceuticals Inc *	12,564	856,865
Argenx SE ADR * (Netherlands)	3,900	1,174,173
Avantor Inc *	89,224	3,168,344
Baxter International Inc	29,268	2,356,074
Becton Dickinson and Co	9,971	2,424,848
Biogen Inc *	19,980	6,918,475
Biohaven Pharmaceutical Holding Co Ltd *	5,700	553,356
BioMarin Pharmaceutical Inc *	12,022	1,003,116
Blueprint Medicines Corp *	8,572	753,993
Boston Scientific Corp *	260,847	11,153,818
Bridgebio Pharma Inc *	15,545	947,623
Bristol-Myers Squibb Co	125,771	8,404,018
Butterfly Network Inc *	31,158	451,168
Cardinal Health Inc	65,080	3,715,417
CareMax Inc *	18,233	235,206
Centene Corp *	83,497	6,089,436
Cerevel Therapeutics Holdings Inc *	10,968	281,000
Cigna Corp	47,666	11,300,179
Connect Biopharma Holdings Ltd ADR * (China)	9,866	192,683
Cytokinetics Inc *	13,870	274,487
Decibel Therapeutics Inc *	20,803	178,906
DENTSPLY SIRONA Inc	41,970	2,655,022
Design Therapeutics Inc *	11,344	225,632
Dicerna Pharmaceuticals Inc *	12,595	470,045
Edwards Lifesciences Corp *	82,115	8,504,651
Eisai Co Ltd (Japan)	13,400	1,316,915
Elanco Animal Health Inc *	53,420	1,853,140
Eli Lilly & Co	93,427	21,443,365

	Shares	Value
Enanta Pharmaceuticals Inc *	4,460	$196,285
Encompass Health Corp	33,393	2,605,656
Exact Sciences Corp *	11,685	1,452,562
Forma Therapeutics Holdings Inc *	9,996	248,800
Genmab AS * (Denmark)	12,524	5,131,615
Genmab AS ADR * (Denmark)	41,930	1,712,002
Gilead Sciences Inc	171,474	11,807,700
Global Blood Therapeutics Inc *	20,310	711,256
Guardant Health Inc *	6,150	763,769
Hansoh Pharmaceutical Group Co Ltd ~ (China)	774,507	3,384,314
Henry Schein Inc *	33,285	2,469,414
Horizon Therapeutics PLC *	16,105	1,508,072
Hua Medicine * ~ (China)	334,500	201,766
Humana Inc	30,277	13,404,234
Ideaya Biosciences Inc *	12,774	268,126
Illumina Inc *	12,352	5,845,090
Immunocore Holdings PLC ADR * (United Kingdom)	7,997	312,283
Incyte Corp *	20,808	1,750,577
Innovage Holding Corp *	10,974	233,856
Intuitive Surgical Inc *	13,897	12,780,237
IQVIA Holdings Inc *	25,225	6,112,522
Johnson & Johnson	125,372	20,653,783
Krystal Biotech Inc *	3,091	210,188
LHC Group Inc *	16,858	3,375,983
LifeStance Health Group Inc *	58,543	1,631,008
Masimo Corp *	18,391	4,458,898
McKesson Corp	5,210	996,360
Medtronic PLC	134,624	16,710,877
Merck & Co Inc	59,997	4,665,967
Mersana Therapeutics Inc *	49,042	665,990
Mirati Therapeutics Inc *	11,836	1,911,869
Monte Rosa Therapeutics Inc *	22,869	519,126
Natera Inc *	10,985	1,247,127
Nautilus Biotechnology Inc *	13,880	140,188
Nektar Therapeutics *	20,913	358,867
Neurocrine Biosciences Inc*	15,608	1,518,971
Nevro Corp *	13,767	2,282,431
Novocure Ltd *	7,295	1,618,177
Pfizer Inc	408,605	16,000,972
Prothena Corp PLC * (Ireland)	18,100	930,521
PTC Therapeutics Inc *	3,860	163,162
RAPT Therapeutics Inc *	7,339	233,307
Regeneron Pharmaceuticals Inc *	9,605	5,364,777
Relay Therapeutics Inc *	9,429	345,007
ResMed Inc	22,564	5,562,477
Roche Holding AG (Switzerland)	6,627	2,497,304
Sanofi (France)	59,100	6,209,198
Sanofi ADR (France)	46,250	2,435,525
Sarepta Therapeutics Inc *	7,480	581,495
Seagen Inc *	55,436	8,752,236
Seres Therapeutics Inc *	9,760	232,776
Straumann Holding AG (Switzerland)	1,345	2,145,334
Stryker Corp	41,070	10,667,111
Talaris Therapeutics Inc *	19,297	283,473
Taysha Gene Therapies Inc *	11,664	247,277
TCR2 Therapeutics Inc *	8,814	144,638
Teladoc Health Inc *	18,740	3,116,275
Teleflex Inc	16,134	6,482,480
Therapeutics Acquisition Corp ‘A’ *	23,300	239,524
Thermo Fisher Scientific Inc	42,286	21,332,018
Translate Bio Inc *	12,550	345,627
UnitedHealth Group Inc	76,862	30,778,619
Vertex Pharmaceuticals Inc *	17,672	3,563,205
WuXi AppTec Co Ltd ‘H’ ~ (China)	187,586	4,378,551
Wuxi Biologics Cayman Inc * ~ (China)	226,000	4,138,124
Zimmer Biomet Holdings Inc	50,355	8,098,091
Zoetis Inc	44,309	8,257,425

		470,160,683

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Diversified - 0.3%

BCTG Acquisition Corp *	8,240	$93,689
Health Assurance Acquisition Corp ‘A’ *	76,534	766,105
Health Sciences Acquisitions Corp 2 *	11,840	120,768
Helix Acquisition Corp ‘A’ *	10,006	103,362
MedTech Acquisition Corp ‘A’ *	35,852	349,916

		1,433,840

Industrial - 0.4%

Agilent Technologies Inc	11,877	1,755,539

Technology - 0.4%

Alignment Healthcare Inc *	40,651	950,014
Privia Health Group Inc *	19,214	852,525

		1,802,539

Total Common Stocks (Cost $318,040,399)		475,152,601

	Principal Amount

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $7,262,614; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $7,407,896)	$7,262,614	7,262,614

Total Short-Term Investment (Cost $7,262,614)		7,262,614

TOTAL INVESTMENTS - 100.0% (Cost $325,447,921)		482,589,861

OTHER ASSETS & LIABILITIES, NET - 0.0%		5,685

NET ASSETS - 100.0%		$482,595,546

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by health care sector as a percentage of net assets was as follows:

Medical-Drugs	20.9%
Medical-Biomedical/Gene	19.5%
Medical Products	12.9%
Medical-HMO	12.4%
Medical Instruments	11.4%
Diagnostic Equipment	5.1%
Medical Labs & Testing Service	3.7%
Others (each less than 3.0%)	12.6%

98.5%
Short-Term Investment	1.5%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$174,646	$174,646	$-	$-
	Common Stocks
	Consumer, Non-Cyclical	470,160,683	440,757,562	29,403,121	-
	Diversified	1,433,840	1,433,840	-	-
	Industrial	1,755,539	1,755,539	-	-
	Technology	1,802,539	1,802,539	-	-

	Total Common Stocks	475,152,601	445,749,480	29,403,121	-

	Short-Term Investment	7,262,614	-	7,262,614	-

	Total	$482,589,861	$445,924,126	$36,665,735	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer, Cyclical - 3.6%

Choice Hotels International Inc	13,075	$1,554,094
DR Horton Inc	56,445	5,100,935
Marriott Vacations Worldwide Corp *	44,735	7,126,285
Travel & Leisure Co	79,982	4,754,930

		18,536,244

Financial - 96.1%

Agree Realty Corp REIT	125,388	8,838,600
Alexandria Real Estate Equities Inc REIT	99,896	18,175,078
American Assets Trust Inc REIT	149,361	5,569,672
American Campus Communities Inc REIT	26,031	1,216,168
American Homes 4 Rent ‘A’ REIT	508,673	19,761,946
American Tower Corp REIT	61,314	16,563,364
Apartment Income REIT Corp	221,896	10,524,527
Apple Hospitality REIT Inc	319,675	4,878,241
AvalonBay Communities Inc REIT	122,773	25,621,497
Brandywine Realty Trust REIT	149,083	2,043,928
Broadstone Net Lease Inc REIT	321,070	7,516,249
CoreSite Realty Corp REIT	47,154	6,346,928
Cousins Properties Inc REIT	254,578	9,363,379
CubeSmart REIT	181,548	8,409,303
CyrusOne Inc REIT	32,874	2,351,148
DiamondRock Hospitality Co REIT *	203,792	1,976,782
Digital Realty Trust Inc REIT	31,563	4,748,969
Equinix Inc REIT	47,172	37,860,247
Equity LifeStyle Properties Inc REIT	136,328	10,130,534
Equity Residential REIT	1,201	92,477
Essex Property Trust Inc REIT	72,677	21,803,827
Extra Space Storage Inc REIT	116,814	19,136,470
First Industrial Realty Trust Inc REIT	207,100	10,816,833
Healthcare Realty Trust Inc REIT	113,920	3,440,384
Healthcare Trust of America Inc ‘A’ REIT	466,282	12,449,729
Invitation Homes Inc REIT	729,859	27,216,442
Kilroy Realty Corp REIT	155,348	10,818,435
MGM Growth Properties LLC ‘A’ REIT	157,485	5,767,101
Park Hotels & Resorts Inc REIT *	181,790	3,746,692
Prologis Inc REIT	295,538	35,325,657
PS Business Parks Inc REIT	47,224	6,992,930

	Shares	Value
Public Storage REIT	20,177	$6,067,022
Regency Centers Corp REIT	170,622	10,931,752
Rexford Industrial Realty Inc REIT	140,646	8,009,790
Sabra Health Care REIT Inc	403,941	7,351,726
Simon Property Group Inc REIT	47,009	6,133,734
STORE Capital Corp REIT	326,205	11,257,335
Sun Communities Inc REIT	115,935	19,871,259
Terreno Realty Corp REIT	134,826	8,698,974
Ventas Inc REIT	67,050	3,828,555
VICI Properties Inc REIT	333,079	10,332,111
Welltower Inc REIT	360,251	29,936,858
Weyerhaeuser Co REIT	119,094	4,099,215

		486,021,868

Total Common Stocks (Cost $393,327,342)		504,558,112

TOTAL INVESTMENTS - 99.7% (Cost $393,327,342)		504,558,112

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,321,990

NET ASSETS - 100.0%		$505,880,102

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by real estate sector as a percentage of net assets was as follow:

REITS-Apartments	21.0%
REITS-Diversified	19.1%
REITS-Warehouse/Industrial	12.4%
REITS-Health Care	11.3%
REITS-Office Property	9.1%
REITS-Storage	6.7%
REITS-Manufactured Homes	5.9%
REITS-Single Tenant	4.0%
REITS-Hotels	3.2%
Others (each less than 3.0%)	7.0%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$504,558,112	$504,558,112	$-	$-

	Total Assets	504,558,112	504,558,112	-	-

Liabilities	Due to Custodian (Line of Credit)	(203,840)	-	(203,840)	-

	Total Liabilities	(203,840)	-	(203,840)	-

	Total	$504,354,272	$504,558,112	($203,840)	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Communications - 32.3%

Alphabet Inc ‘A’ *	6,923	$16,904,512
Amazon.com Inc *	8,194	28,188,671
Booking Holdings Inc *	4,001	8,754,548
Charter Communications Inc ‘A’ *	856	617,561
Chewy Inc ‘A’ *	22,383	1,784,149
Eventbrite Inc ‘A’ *	54,374	1,033,106
Facebook Inc ‘A’ *	34,585	12,025,550
Farfetch Ltd ‘A’ * (United Kingdom)	85,948	4,328,341
Lyft Inc ‘A’ *	35,579	2,151,818
Match Group Inc *	16,151	2,604,349
MercadoLibre Inc * (Argentina)	1,309	2,039,147
Pinduoduo Inc ADR * (China)	8,395	1,066,333
Pinterest Inc ‘A’ *	33,892	2,675,773
Q2 Holdings Inc *	15,813	1,622,098
Sea Ltd ADR * (Taiwan)	7,210	1,979,866
Tencent Holdings Ltd (China)	44,700	3,365,574
Uber Technologies Inc *	62,621	3,138,565
Wix.com Ltd * (Israel)	7,107	2,063,020
Zendesk Inc *	13,815	1,994,057

		98,337,038

Consumer, Cyclical - 0.2%

ThredUP Inc ‘A’ *	26,304	764,920

Consumer, Non-Cyclical - 12.2%

Bio-Techne Corp	3,599	1,620,486
FleetCor Technologies Inc *	7,485	1,916,609
Global Payments Inc	40,245	7,547,547
Guardant Health Inc *	8,809	1,093,990
Legalzoom.com Inc *	6,065	229,560
LifeStance Health Group Inc *	30,953	862,351
Maravai LifeSciences Holdings Inc ‘A’ *	22,854	953,698
Nuvei Corp * (Canada)	31,001	2,557,583
Paya Holdings Inc *	143,353	1,579,750
PayPal Holdings Inc *	38,444	11,205,657
Square Inc ‘A’ *	8,928	2,176,646
TransUnion	20,363	2,236,061
Verisk Analytics Inc	4,199	733,649
WEX Inc *	13,238	2,566,848

		37,280,435

Financial - 7.4%

Mastercard Inc ‘A’	34,333	12,534,635
The Charles Schwab Corp	17,398	1,266,748
Tradeweb Markets Inc ‘A’	17,964	1,519,036
Visa Inc ‘A’	30,199	7,061,130

		22,381,549

Industrial - 0.1%

Xometry Inc ‘A’ *	2,766	241,721

Technology - 45.8%

Activision Blizzard Inc	35,647	3,402,150
ACV Auctions Inc ‘A’ *	12,400	317,812
Adobe Inc *	20,462	11,983,366
Advanced Micro Devices Inc *	56,226	5,281,308
Apple Inc	42,103	5,766,427
AppLovin Corp ‘A’ *	17,543	1,318,707
Asana Inc ‘A’ *	25,037	1,553,045
Atlassian Corp PLC ‘A’ *	8,437	2,167,128
Autodesk Inc*	13,360	3,899,784
Bentley Systems Inc ‘B’	8,476	549,075
Black Knight Inc *	23,994	1,871,052
Clarivate PLC * (United Kingdom)	100,422	2,764,618
Constellation Software Inc (Canada)	1,805	2,733,725
DoubleVerify Holdings Inc *	38,234	1,618,828
Endava PLC ADR * (United Kingdom)	30,101	3,412,851
EPAM Systems Inc *	6,186	3,160,799

	Shares	Value
HubSpot Inc *	6,543	$3,812,737
KLA Corp	12,265	3,976,436
Lam Research Corp	7,439	4,840,557
Marvell Technology Inc	53,879	3,142,762
Micron Technology Inc *	42,005	3,569,585
Microsoft Corp	115,486	31,285,157
NetEase Inc ADR (China)	25,299	2,915,710
NVIDIA Corp	9,553	7,643,355
Ping Identity Holding Corp *	26,031	596,110
Procore Technologies Inc *	4,471	424,521
Qualtrics International Inc ‘A’ *	17,607	673,468
Rakus Co Ltd (Japan)	8,200	222,891
RingCentral Inc ‘A’ *	12,299	3,573,843
salesforce.com Inc *	25,908	6,328,547
SentinelOne Inc ‘A’ *	21,414	910,095
ServiceNow Inc*	10,228	5,620,797
Skyworks Solutions Inc	11,114	2,131,109
Take-Two Interactive Software Inc *	14,337	2,537,936
TaskUS Inc ‘A’ * (Philippines)	21,087	722,019
The Descartes Systems Group Inc * (Canada)	27,645	1,911,912
Topicus.com Inc * (Netherlands)	9,058	658,013

		139,298,235

Total Common Stocks (Cost $171,358,140)		298,303,898

	Principal Amount
SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $6,888,392; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $7,026,250)	$6,888,392	6,888,392

Total Short-Term Investment (Cost $6,888,392)		6,888,392

TOTAL INVESTMENTS - 100.3% (Cost $178,246,532)		305,192,290

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(768,013)

NET ASSETS - 100.0%		$304,424,277

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by technology sector as a percentage of net assets was as follows:

Applications Software	13.8%
E-Commerce/Products	12.3%
Commercial Services-Finance	10.4%
Enterprise Software/Serv	7.2%
Electronic Components-Semiconductor	7.2%
E-Commerce/Services	6.5%
Finance-Credit Card	6.4%
Web Portals/ISP	5.6%
Internet Content-Entertainment	4.8%
Electronic Forms	3.9%
Entertainment Software	3.3%
Others (each less than 3.0%)	16.6%

	98.0%
Short-Term Investment	2.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$98,337,038	$94,971,464	$3,365,574	$-
	Consumer, Cyclical	764,920	764,920	-	-
	Consumer, Non-Cyclical	37,280,435	37,280,435	-	-
	Financial	22,381,549	22,381,549	-	-
	Industrial	241,721	241,721	-	-
	Technology	139,298,235	139,075,344	222,891	-

	Total Common Stocks	298,303,898	294,715,433	3,588,465	-

	Short-Term Investment	6,888,392	-	6,888,392	-

	Total	$305,192,290	$294,715,433	$10,476,857	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

ESG DIVERSIFIED PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.1%

Affiliated Mutual Funds - 19.0%

Pacific Funds ESG Core Bond	240,662	$2,372,925

Unaffiliated Mutual Funds - 81.1%

Calvert Green Bond Fund	131,048	2,125,602
Calvert Short-Duration Income Fund	30,118	499,657
Calvert Small Cap Fund	23,910	874,147
Fidelity International Sustainability Index Fund	118,450	1,614,475
Fidelity US Sustainability Index Fund	265,223	5,025,980

		10,139,861

Total Mutual Funds (Cost $12,296,233)		12,512,786

TOTAL INVESTMENTS - 100.1% (Cost $12,296,233)		12,512,786

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(7,189)

NET ASSETS - 100.0%		$12,505,597

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Equity Funds	60.1%
Fixed Income Funds	40.0%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$12,512,786	$12,512,786	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.0%

DFA Intermediate Government Fixed Income Portfolio ‘I’	4,448,416	$57,473,530
DFA Intermediate Term Extended Quality Portfolio ‘I’	6,190,447	71,932,993
DFA Large Cap International Portfolio ‘I’	1,829,105	49,861,401
DFA Short-Term Extended Quality Portfolio ‘I’	1,301,302	14,327,330
DFA US Core Equity 1 Portfolio ‘I’	3,675,851	126,596,318
DFA US Large Company Portfolio ‘I’	787,072	25,359,446
DFA VA International Small Portfolio ‘I’	601,398	8,912,712
DFA VA US Targeted Value Portfolio ‘I’	223,879	5,386,518

Total Mutual Funds (Cost $302,101,684)		359,850,248

TOTAL INVESTMENTS - 100.0% (Cost $302,101,684)		359,850,248

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(102,526)

NET ASSETS - 100.0%		$359,747,722

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Equity Funds	60.0%
Fixed Income Funds	40.0%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$359,850,248	$359,850,248	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	5,126,355	$58,471,897
PD Aggregate Bond Index Portfolio ‘P’ *	16,785,823	234,574,473
PD High Yield Bond Market Portfolio ‘P’ *	5,221,911	98,081,893
PD Large-Cap Growth Index Portfolio ‘P’ *	735,658	53,614,114
PD Large-Cap Value Index Portfolio ‘P’ *	1,435,516	58,265,998
PD Mid-Cap Index Portfolio ‘P’ *	3,256,436	42,522,792
PD Small-Cap Growth Index Portfolio ‘P’ *	264,281	13,242,391
PD Small-Cap Value Index Portfolio ‘P’ *	531,317	19,154,860
PD Emerging Markets Index Portfolio ‘P’ *	1,266,237	29,362,839
PD International Large-Cap Index Portfolio ‘P’ *	1,858,897	44,820,146

Total Affiliated Mutual Funds (Cost $519,174,188)		652,111,403

TOTAL INVESTMENTS - 100.0% (Cost $519,174,188)		652,111,403

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(161,270)

NET ASSETS - 100.0%		$651,950,133

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	12,439,213	$141,883,336
PD Aggregate Bond Index Portfolio ‘P’ *	49,213,472	687,736,562
PD High Yield Bond Market Portfolio ‘P’ *	16,938,049	318,143,311
PD Large-Cap Growth Index Portfolio ‘P’ *	5,281,070	384,879,940
PD Large-Cap Value Index Portfolio ‘P’ *	9,631,889	390,947,704
PD Mid-Cap Index Portfolio ‘P’ *	23,698,254	309,453,580
PD Small-Cap Growth Index Portfolio ‘P’ *	1,456,462	72,979,251
PD Small-Cap Value Index Portfolio ‘P’ *	3,173,103	114,395,663
PD Emerging Markets Index Portfolio ‘P’ *	6,898,461	159,968,760
PD International Large-Cap Index Portfolio ‘P’ *	13,764,473	331,877,324

Total Affiliated Mutual Funds (Cost $2,125,284,616)		2,912,265,431

TOTAL INVESTMENTS - 100.0% (Cost $2,125,284,616)		2,912,265,431

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(721,590)

NET ASSETS - 100.0%		$2,911,543,841

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Funds’ composition as a percentage of net assets was as follows:

Pacific Dynamix - Conservative Growth Portfolio

Affiliated Fixed Income Funds	60.0%
Affiliated Equity Funds	40.0%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

Pacific Dynamix - Moderate Growth Portfolio

Affiliated Equity Funds	60.6%
Affiliated Fixed Income Funds	39.4%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$652,111,403	$652,111,403	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$2,912,265,431	$2,912,265,431	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	2,044,624	$23,321,251
PD Aggregate Bond Index Portfolio ‘P’ *	13,375,701	186,919,525
PD High Yield Bond Market Portfolio ‘P’ *	5,396,802	101,366,833
PD Large-Cap Growth Index Portfolio ‘P’ *	3,746,245	273,023,174
PD Large-Cap Value Index Portfolio ‘P’ *	6,897,207	279,949,981
PD Mid-Cap Index Portfolio ‘P’ *	16,714,483	218,258,975
PD Small-Cap Growth Index Portfolio ‘P’ *	1,112,211	55,729,778
PD Small-Cap Value Index Portfolio ‘P’ *	1,923,709	69,352,928
PD Emerging Markets Index Portfolio ‘P’ *	4,369,123	101,315,809
PD International Large-Cap Index Portfolio ‘P’ *	10,525,456	253,780,871

Total Affiliated Mutual Funds (Cost $1,159,141,575)		1,563,019,125

TOTAL INVESTMENTS - 100.0% (Cost $1,159,141,575)		1,563,019,125

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(372,227)

NET ASSETS - 100.0%		$1,562,646,898

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	5,031,475	$64,466,193
Diversified Bond Portfolio ‘P’ *	28,071,615	453,393,493
Floating Rate Income Portfolio ‘P’*	1,139,971	15,697,013
High Yield Bond Portfolio ‘P’ *	8,814,959	94,330,274
Inflation Managed Portfolio ‘P’ *	3,254,796	47,218,585
Intermediate Bond Portfolio ‘P’ *	13,809,544	138,318,874
Managed Bond Portfolio ‘P’ *	12,732,456	208,319,996
Short Duration Bond Portfolio ‘P’ *	19,525,539	219,708,864
Emerging Markets Debt Portfolio ‘P’ *	4,813,207	62,657,757
Dividend Growth Portfolio ‘P’ *	606,037	22,026,575
Equity Index Portfolio ‘P’ *	92,442	10,243,847
Focused Growth Portfolio ‘P’ *	142,034	8,635,931
Growth Portfolio ‘P’ *	330,433	21,265,335
Large-Cap Growth Portfolio ‘P’ *	489,183	13,374,694
Large-Cap Value Portfolio ‘P’ *	464,568	16,471,973
Main Street Core Portfolio ‘P’ *	101,419	7,085,191
Mid-Cap Equity Portfolio ‘P’ *	229,670	9,413,689
Mid-Cap Growth Portfolio ‘P’ *	560,037	18,873,173
Mid-Cap Value Portfolio ‘P’ *	485,733	18,680,958
Small-Cap Equity Portfolio ‘P’ *	398,345	15,382,719
Small-Cap Value Portfolio ‘P’ *	426,386	15,356,443
Value Portfolio ‘P’ *	781,290	16,425,880
Value Advantage Portfolio ‘P’ *	765,967	17,958,538
Emerging Markets Portfolio ‘P’ *	1,181,663	31,194,845
International Large-Cap Portfolio ‘P’ *	1,107,195	15,502,608
International Value Portfolio ‘P’ *	488,913	7,655,308

Total Affiliated Mutual Funds (Cost $1,337,590,437)		1,569,658,756

TOTAL INVESTMENTS - 100.0% (Cost $1,337,590,437)		1,569,658,756

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(299,174)

NET ASSETS - 100.0%		$1,569,359,582

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Funds’ composition as a percentage of net assets was as follows:

Pacific Dynamix - Growth Portfolio

Affiliated Equity Funds	80.1%
Affiliated Fixed Income Funds	19.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

Portfolio Optimization Conservative Portfolio

Affiliated Fixed Income Funds	83.1%
Affiliated Equity Funds	16.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$1,563,019,125	$1,563,019,125	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$1,569,658,756	$1,569,658,756	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	6,467,200	$82,861,536
Diversified Bond Portfolio ‘P’ *	36,024,728	581,846,729
Floating Rate Income Portfolio ‘P’ *	1,690,274	23,274,496
High Yield Bond Portfolio ‘P’ *	12,002,866	128,444,576
Inflation Managed Portfolio ‘P’ *	4,829,584	70,064,646
Intermediate Bond Portfolio ‘P’ *	17,696,677	177,253,105
Managed Bond Portfolio ‘P’ *	16,260,297	266,040,194
Short Duration Bond Portfolio ‘P’ *	10,269,503	115,556,391
Emerging Markets Debt Portfolio ‘P’ *	5,335,247	69,453,606
Dividend Growth Portfolio ‘P’ *	1,867,297	67,867,435
Equity Index Portfolio ‘P’ *	286,569	31,755,721
Focused Growth Portfolio ‘P’ *	466,834	28,384,256
Growth Portfolio ‘P’ *	1,052,908	67,760,962
Large-Cap Growth Portfolio ‘P’ *	1,609,182	43,996,466
Large-Cap Value Portfolio ‘P’ *	1,431,823	50,767,450
Main Street Core Portfolio ‘P’ *	319,144	22,295,585
Mid-Cap Equity Portfolio ‘P’ *	566,544	23,221,415
Mid-Cap Growth Portfolio ‘P’ *	1,404,536	47,332,714
Mid-Cap Value Portfolio ‘P’ *	1,180,396	45,397,190
Small-Cap Equity Portfolio ‘P’ *	666,881	25,752,646
Small-Cap Growth Portfolio ‘P’ *	138,303	5,864,892
Small-Cap Index Portfolio ‘P’ *	314,873	11,596,316
Small-Cap Value Portfolio ‘P’ *	678,403	24,432,919
Value Portfolio ‘P’ *	2,505,107	52,667,474
Value Advantage Portfolio ‘P’ *	2,341,625	54,900,723
Emerging Markets Portfolio ‘P’ *	2,612,520	68,968,199
International Large-Cap Portfolio ‘P’ *	4,897,405	68,571,974
International Small-Cap Portfolio ‘P’ *	611,709	11,359,008
International Value Portfolio ‘P’ *	2,844,522	44,538,989
Real Estate Portfolio ‘P’ *	320,194	11,489,296

Total Affiliated Mutual Funds (Cost $1,828,513,154)		2,323,716,909

TOTAL INVESTMENTS - 100.0% (Cost $1,828,513,154)		2,323,716,909

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(434,471)

NET ASSETS - 100.0%		$2,323,282,438

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	21,985,211	$281,687,339
Diversified Bond Portfolio ‘P’ *	122,227,701	1,974,138,102
Floating Rate Income Portfolio ‘P’ *	3,565,287	49,092,802
High Yield Bond Portfolio ‘P’ *	41,675,354	445,974,592
Inflation Managed Portfolio ‘P’	6,828,305	99,060,860
Intermediate Bond Portfolio ‘P’ *	60,022,869	601,199,864
Managed Bond Portfolio ‘P’ *	54,880,441	897,917,385
Short Duration Bond Portfolio ‘P’ *	34,446,112	387,600,876
Emerging Markets Debt Portfolio ‘P’ *	15,115,338	196,769,676
Dividend Growth Portfolio ‘P’ *	12,166,008	442,176,974
Equity Index Portfolio ‘P’ *	1,848,514	204,840,160
Focused Growth Portfolio ‘P’ *	2,978,171	181,077,753
Growth Portfolio ‘P’ *	6,909,598	444,674,151
Large-Cap Growth Portfolio ‘P’ *	10,360,882	283,275,676
Large-Cap Value Portfolio ‘P’ *	9,306,721	329,983,853
Main Street Core Portfolio ‘P’ *	2,139,968	149,499,586
Mid-Cap Equity Portfolio ‘P’ *	3,131,969	128,372,539
Mid-Cap Growth Portfolio ‘P’ *	8,503,788	286,576,696
Mid-Cap Value Portfolio ‘P’ *	5,918,498	227,621,308
Small-Cap Equity Portfolio ‘P’ *	3,952,604	152,635,831
Small-Cap Growth Portfolio ‘P’ *	470,236	19,940,861
Small-Cap Index Portfolio ‘P’ *	1,596,374	58,792,083
Small-Cap Value Portfolio ‘P’ *	4,214,103	151,772,340
Value Portfolio ‘P’ *	16,220,137	341,012,885
Value Advantage Portfolio ‘P’ *	15,182,515	355,962,707
Emerging Markets Portfolio ‘P’ *	14,834,746	391,624,034
International Large-Cap Portfolio ‘P’ *	24,370,013	341,221,489
International Small-Cap Portfolio ‘P’ *	2,607,550	48,420,358
International Value Portfolio ‘P’ *	18,210,228	285,132,269
Real Estate Portfolio ‘P’ *	2,731,924	98,027,650

Total Affiliated Mutual Funds (Cost $7,402,333,566)		9,856,082,699

TOTAL INVESTMENTS - 100.0% (Cost $7,402,333,566)		9,856,082,699

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,740,462)

NET ASSETS - 100.0%		$9,854,342,237

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Funds’ composition as a percentage of net assets was as follows:

Portfolio Optimization Moderate-Conservative Portfolio

Affiliated Fixed Income Funds	65.2%
Affiliated Equity Funds	34.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

Portfolio Optimization Moderate Portfolio

Affiliated Fixed Income Funds	50.1%
Affiliated Equity Funds	49.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$2,323,716,909	$2,323,716,909	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$9,856,082,699	$9,856,082,699	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	12,733,059	$163,143,375
Diversified Bond Portfolio ‘P’ *	70,622,783	1,140,650,818
Floating Rate Income Portfolio ‘P’ *	3,174,057	43,705,694
High Yield Bond Portfolio ‘P’ *	24,889,435	266,345,803
Intermediate Bond Fund Portfolio ‘P’ *	34,185,246	342,405,580
Managed Bond Portfolio ‘P’ *	31,704,064	518,720,876
Short Duration Bond Portfolio ‘P’ *	19,154,616	215,535,097
Emerging Markets Debt Portfolio ‘P’ *	10,227,924	133,145,902
Dividend Growth Portfolio ‘P’ *	14,692,620	534,007,392
Equity Index Portfolio ‘P’ *	2,243,720	248,634,272
Focused Growth Portfolio ‘P’ *	3,983,529	242,205,191
Growth Portfolio ‘P’ *	9,210,284	592,737,128
Large-Cap Growth Portfolio ‘P’ *	13,634,610	372,782,264
Large-Cap Value Portfolio ‘P’ *	10,937,798	387,816,160
Main Street Core Portfolio ‘P’ *	2,579,585	180,211,506
Mid-Cap Equity Portfolio ‘P’ *	3,893,758	159,596,604
Mid-Cap Growth Portfolio ‘P’ *	9,727,439	327,813,591
Mid-Cap Value Portfolio ‘P’ *	8,203,542	315,502,525
Small-Cap Equity Portfolio ‘P’ *	3,326,177	128,445,412
Small-Cap Growth Portfolio ‘P’ *	1,062,283	45,047,279
Small-Cap Index Portfolio ‘P’ *	2,368,717	87,236,323
Small-Cap Value Portfolio ‘P’ *	3,563,566	128,343,035
Value Portfolio ‘P’ *	19,037,219	400,239,352
Value Advantage Portfolio ‘P’ *	17,880,306	419,213,940
Emerging Markets Portfolio ‘P’ *	16,639,045	439,255,921
International Large-Cap Portfolio ‘P’ *	34,649,530	485,152,146
International Small-Cap Portfolio ‘P’ *	4,723,954	87,720,471
International Value Portfolio ‘P’ *	24,746,232	387,471,780
Real Estate Portfolio ‘P’ *	2,484,508	89,149,798

Total Affiliated Mutual Funds (Cost $6,333,638,822)		8,882,235,235

TOTAL INVESTMENTS - 100.0% (Cost $6,333,638,822)		8,882,235,235

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,547,276)

NET ASSETS - 100.0%		$8,880,687,959

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	1,522,998	$19,513,544
Diversified Bond Portfolio ‘P’ *	8,384,681	135,423,632
High Yield Bond Portfolio ‘P’ *	5,790,082	61,960,585
Intermediate Bond Portfolio ‘P’ *	4,084,406	40,910,147
Managed Bond Portfolio ‘P’ *	3,756,445	61,460,464
Short Duration Bond Portfolio ‘P’ *	1,788,438	20,124,195
Emerging Markets Debt Portfolio ‘P’ *	2,385,355	31,052,272
Dividend Growth Portfolio ‘P’ *	3,826,756	139,084,501
Equity Index Portfolio ‘P’ *	580,209	64,294,973
Focused Growth Portfolio ‘P’ *	1,035,501	62,960,206
Growth Portfolio ‘P’ *	2,365,235	152,217,104
Large-Cap Growth Portfolio ‘P’ *	3,534,912	96,647,603
Large-Cap Value Portfolio ‘P’ *	2,720,054	96,443,644
Main Street Core Portfolio ‘P’ *	661,511	46,213,618
Mid-Cap Equity Portfolio ‘P’ *	1,160,681	47,573,766
Mid-Cap Growth Portfolio ‘P’ *	3,058,900	103,084,591
Mid-Cap Value Portfolio ‘P’ *	2,571,886	98,912,931
Small-Cap Equity Portfolio ‘P’ *	984,436	38,015,518
Small-Cap Growth Portfolio ‘P’ *	396,912	16,831,492
Small-Cap Index Portfolio ‘P’ *	775,470	28,559,396
Small-Cap Value Portfolio ‘P’ *	1,052,158	37,893,838
Value Portfolio ‘P’ *	4,717,925	99,189,866
Value Advantage Portfolio ‘P’ *	4,419,178	103,610,132
Emerging Markets Portfolio ‘P’ *	5,436,870	143,528,504
International Large-Cap Portfolio ‘P’ *	9,553,102	133,759,627
International Small-Cap Portfolio ‘P’ *	1,650,225	30,643,506
International Value Portfolio ‘P’*	8,335,011	130,508,004
Real Estate Portfolio ‘P’ *	869,304	31,192,608

Total Affiliated Mutual Funds (Cost $1,413,737,952)		2,071,610,267

TOTAL INVESTMENTS - 100.0% (Cost $1,413,737,952)		2,071,610,267

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(373,090)

NET ASSETS - 100.0%		$2,071,237,177

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Funds’ composition as a percentage of net assets was as follows:

Portfolio Optimization Growth Portfolio

Affiliated Equity Funds	68.2%
Affiliated Fixed Income Funds	31.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

Portfolio Optimization Aggressive-Growth Portfolio

Affiliated Equity Funds	82.1%
Affiliated Fixed Income Funds	17.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$8,882,235,235	$8,882,235,235	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,071,610,267	$2,071,610,267	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.1%

Basic Materials - 1.5%

BHP Billiton Finance USA Ltd (Australia) 3.850% due 09/30/23	$350,000	$376,154
Celanese US Holdings LLC 4.625% due 11/15/22	300,000	316,179
DuPont de Nemours Inc 4.205% due 11/15/23	405,000	438,851
Eastman Chemical Co 3.600% due 08/15/22	250,000	256,987
Ecolab Inc 2.375% due 08/10/22	200,000	204,235
Linde Inc 2.200% due 08/15/22	450,000	457,614
LYB International Finance BV 4.000% due 07/15/23	113,000	120,798
Nucor Corp 4.125% due 09/15/22	200,000	207,118
Nutrien Ltd (Canada) 1.900% due 05/13/23	370,000	379,204
The Mosaic Co 3.250% due 11/15/22	250,000	258,889
The Sherwin-Williams Co 3.125% due 06/01/24	350,000	373,996

		3,390,025

Communications - 5.1%

Alibaba Group Holding Ltd (China) 2.800% due 06/06/23	250,000	260,033
Amazon.com Inc
0.250% due 05/12/23	150,000	150,110
0.400% due 06/03/23	385,000	385,539
0.450% due 05/12/24	535,000	533,970
2.400% due 02/22/23	300,000	310,134
America Movil SAB de CV (Mexico) 3.125% due 07/16/22	350,000	359,747
AT&T Inc
0.900% due 03/25/24	400,000	400,911
2.625% due 12/01/22	350,000	359,224
3.000% due 06/30/22	700,000	715,874
Baidu Inc (China)
2.875% due 07/06/22	250,000	255,444
3.500% due 11/28/22	200,000	207,591
3.875% due 09/29/23	250,000	265,904
Charter Communications Operating LLC 4.464% due 07/23/22	800,000	828,338
Cisco Systems Inc
2.200% due 09/20/23	200,000	207,717
2.600% due 02/28/23	250,000	259,755
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	200,000	225,086
Comcast Corp
3.600% due 03/01/24	500,000	540,418
3.700% due 04/15/24	500,000	542,452
Discovery Communications LLC 2.950% due 03/20/23	200,000	208,190
E*TRADE Financial Corp 2.950% due 08/24/22	200,000	205,492
eBay Inc
2.750% due 01/30/23	200,000	207,069
3.800% due 03/09/22	400,000	408,312
Expedia Group Inc 3.600% due 12/15/23	250,000	265,906
Rogers Communications Inc (Canada) 4.100% due 10/01/23	350,000	374,316
TD Ameritrade Holding Corp 2.950% due 04/01/22	250,000	254,023

	Principal Amount	Value
Telefonica Emisiones SA (Spain) 4.570% due 04/27/23	$150,000	$160,780
The Bell Telephone Co of Canada (Canada) 0.750% due 03/17/24	250,000	250,706
The Interpublic Group of Cos Inc 3.750% due 10/01/21	125,000	126,102
The Walt Disney Co 3.000% due 09/15/22	250,000	258,147
Thomson Reuters Corp (Canada) 4.300% due 11/23/23	350,000	377,397
Time Warner Entertainment Co LP 8.375% due 03/15/23	350,000	395,683
TWDC Enterprises 18 Corp 2.350% due 12/01/22	200,000	205,635
Verizon Communications Inc 0.750% due 03/22/24	680,000	683,131
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	300,000	324,883

		11,514,019

Consumer, Cyclical - 6.4%

American Honda Finance Corp
0.400% due 10/21/22	200,000	200,290
0.650% due 09/08/23	535,000	537,587
0.875% due 07/07/23	665,000	671,316
2.050% due 01/10/23	100,000	102,671
2.600% due 11/16/22	200,000	206,523
AutoZone Inc 3.125% due 07/15/23	300,000	313,986
Dollar General Corp 3.250% due 04/15/23	200,000	208,777
Dollar Tree Inc 3.700% due 05/15/23	250,000	264,268
General Motors Co
4.875% due 10/02/23	300,000	326,915
5.400% due 10/02/23	750,000	826,312
General Motors Financial Co Inc
1.050% due 03/08/24	345,000	347,079
1.700% due 08/18/23	320,000	326,703
3.250% due 01/05/23	200,000	207,613
3.550% due 07/08/22	450,000	464,534
5.200% due 03/20/23	485,000	522,375
Hasbro Inc 2.600% due 11/19/22	200,000	205,870
Lennar Corp 4.750% due 11/15/22	250,000	262,185
Magna International Inc (Canada) 3.625% due 06/15/24	250,000	269,680
McDonald’s Corp 3.350% due 04/01/23	500,000	524,779
Mohawk Industries Inc 3.850% due 02/01/23	250,000	261,076
NVR Inc 3.950% due 09/15/22	100,000	103,295
O’Reilly Automotive Inc 3.800% due 09/01/22	250,000	257,319
PACCAR Financial Corp
0.350% due 08/11/23	340,000	339,661
0.350% due 02/02/24	80,000	79,619
0.800% due 06/08/23	30,000	30,266
2.650% due 04/06/23	195,000	202,901
Southwest Airlines Co 4.750% due 05/04/23	210,000	225,347
Starbucks Corp 3.850% due 10/01/23	250,000	266,984
Stellantis NV 5.250% due 04/15/23	250,000	269,883
The Home Depot Inc 3.250% due 03/01/22	150,000	153,119

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Toyota Motor Corp (Japan)
0.681% due 03/25/24	$200,000	$200,410
2.157% due 07/02/22	55,000	56,074
Toyota Motor Credit Corp
0.350% due 10/14/22	500,000	500,823
0.400% due 04/06/23	345,000	345,194
0.450% due 07/22/22	200,000	200,607
0.450% due 01/11/24	250,000	249,307
0.500% due 08/14/23	590,000	591,304
0.500% due 06/18/24	250,000	249,009
1.350% due 08/25/23	500,000	510,229
2.900% due 03/30/23	680,000	710,407
Walmart Inc
2.350% due 12/15/22	200,000	205,880
2.550% due 04/11/23	500,000	518,642
3.300% due 04/22/24	350,000	375,553
3.400% due 06/26/23	450,000	476,874
Whirlpool Corp 4.700% due 06/01/22	200,000	207,831

		14,377,077

Consumer, Non-Cyclical - 13.9%

AbbVie Inc
2.300% due 11/21/22	735,000	754,574
2.850% due 05/14/23	200,000	208,202
2.900% due 11/06/22	350,000	361,718
3.250% due 10/01/22	400,000	411,323
3.450% due 03/15/22	300,000	305,078
3.750% due 11/14/23	385,000	413,159
Aetna Inc
2.750% due 11/15/22	250,000	256,817
2.800% due 06/15/23	200,000	208,229
Altria Group Inc 4.000% due 01/31/24	250,000	271,207
AmerisourceBergen Corp 0.737% due 03/15/23	215,000	215,416
Amgen Inc 2.650% due 05/11/22	300,000	305,155
Anthem Inc
0.450% due 03/15/23	170,000	170,211
2.950% due 12/01/22	450,000	465,388
3.300% due 01/15/23	250,000	260,898
Astrazeneca Finance LLC (United Kingdom) 0.700% due 05/28/24	200,000	199,755
AstraZeneca PLC (United Kingdom) 0.300% due 05/26/23	190,000	189,515
Becton Dickinson & Co 2.894% due 06/06/22	426,000	435,428
Biogen Inc 3.625% due 09/15/22	300,000	311,735
Bristol-Myers Squibb Co
0.537% due 11/13/23	230,000	230,289
2.000% due 08/01/22	200,000	203,955
2.750% due 02/15/23	500,000	518,857
Bunge Ltd Finance Corp 3.000% due 09/25/22	250,000	256,891
Campbell Soup Co 3.650% due 03/15/23	250,000	263,131
Cardinal Health Inc 2.616% due 06/15/22	240,000	244,881
Church & Dwight Co Inc 2.450% due 08/01/22	200,000	204,123
Cigna Corp
0.613% due 03/15/24	100,000	100,001
3.000% due 07/15/23	150,000	157,156
3.050% due 11/30/22	100,000	103,536
3.500% due 06/15/24	350,000	375,426
3.750% due 07/15/23	217,000	231,162
Colgate-Palmolive Co 2.250% due 11/15/22	300,000	308,073

	Principal Amount	Value
CommonSpirit Health 2.950% due 11/01/22	$250,000	$258,154
Conagra Brands Inc 3.200% due 01/25/23	131,000	135,430
Constellation Brands Inc
2.650% due 11/07/22	400,000	411,390
2.700% due 05/09/22	250,000	254,628
4.250% due 05/01/23	250,000	266,748
CVS Health Corp
2.750% due 12/01/22	1,250,000	1,284,683
3.700% due 03/09/23	308,000	324,438
DH Europe Finance II Sarl 2.050% due 11/15/22	150,000	153,483
Diageo Capital PLC (United Kingdom) 2.625% due 04/29/23	600,000	622,365
Equifax Inc 3.300% due 12/15/22	250,000	258,750
General Mills Inc
2.600% due 10/12/22	200,000	205,264
3.700% due 10/17/23	250,000	267,603
Gilead Sciences Inc
0.750% due 09/29/23	585,000	585,311
2.500% due 09/01/23	200,000	208,360
4.400% due 12/01/21	250,000	251,686
GlaxoSmithKline Capital Inc (United Kingdom) 3.375% due 05/15/23	350,000	369,925
GlaxoSmithKline Capital PLC (United Kingdom) 0.534% due 10/01/23	750,000	752,879
Global Payments Inc 4.000% due 06/01/23	200,000	212,525
HCA Inc
4.750% due 05/01/23	500,000	535,981
5.000% due 03/15/24	250,000	276,339
Humana Inc 2.900% due 12/15/22	250,000	258,254
Illumina Inc 0.550% due 03/23/23	125,000	125,232
Kellogg Co 2.650% due 12/01/23	250,000	262,801
Keurig Dr Pepper Inc
0.750% due 03/15/24	85,000	85,102
4.057% due 05/25/23	276,000	294,338
McCormick & Co Inc 2.700% due 08/15/22	200,000	204,814
McKesson Corp 3.796% due 03/15/24	300,000	322,825
Merck & Co Inc 2.800% due 05/18/23	750,000	785,362
Moody’s Corp 2.625% due 01/15/23	250,000	258,153
Mylan Inc 4.200% due 11/29/23	250,000	268,303
Novartis Capital Corp (Switzerland)
2.400% due 05/17/22	300,000	305,338
2.400% due 09/21/22	300,000	307,695
3.400% due 05/06/24	500,000	539,336
PayPal Holdings Inc 1.350% due 06/01/23	560,000	570,116
PepsiCo Inc
0.400% due 10/07/23	130,000	130,179
0.750% due 05/01/23	345,000	348,086
2.750% due 03/01/23	500,000	520,346
3.100% due 07/17/22	250,000	256,305
Pfizer Inc
3.000% due 06/15/23	200,000	210,307
3.200% due 09/15/23	600,000	634,388

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Philip Morris International Inc
1.125% due 05/01/23	$335,000	$339,510
2.375% due 08/17/22	200,000	204,545
2.500% due 11/02/22	200,000	205,418
2.875% due 05/01/24	500,000	531,445
RELX Capital Inc (United Kingdom) 3.500% due 03/16/23	200,000	209,819
Reynolds American Inc (United Kingdom) 4.850% due 09/15/23	750,000	818,411
Royalty Pharma PLC 0.750% due 09/02/23 ~	535,000	536,828
Sanofi (France) 3.375% due 06/19/23	200,000	211,584
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	350,000	366,434
Stryker Corp 0.600% due 12/01/23	355,000	354,892
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23	750,000	814,420
The Kroger Co 3.850% due 08/01/23	250,000	265,467
The Procter & Gamble Co 2.150% due 08/11/22	450,000	459,651
Tyson Foods Inc 2.250% due 08/23/21	200,000	200,241
Unilever Capital Corp (United Kingdom)
0.375% due 09/14/23	100,000	100,087
3.250% due 03/07/24	250,000	267,292
UnitedHealth Group Inc
0.550% due 05/15/24	165,000	164,833
2.750% due 02/15/23	350,000	361,727
2.875% due 03/15/23	300,000	312,934
3.500% due 06/15/23	450,000	477,429
3.500% due 02/15/24	250,000	269,342
Zoetis Inc 3.250% due 08/20/21	240,000	240,853

		30,977,673

Energy - 7.9%

Baker Hughes a GE Co LLC 2.773% due 12/15/22	235,000	242,843
BP Capital Markets America Inc
2.750% due 05/10/23	200,000	208,362
2.937% due 04/06/23	500,000	521,644
BP Capital Markets PLC (United Kingdom)
2.500% due 11/06/22	300,000	308,667
3.814% due 02/10/24	700,000	757,555
Canadian Natural Resources Ltd (Canada) 2.950% due 01/15/23	400,000	414,475
Cenovus Energy Inc (Canada) 4.000% due 04/15/24	250,000	267,748
Chevron Corp
1.141% due 05/11/23	785,000	796,942
2.355% due 12/05/22	350,000	358,494
2.895% due 03/03/24	250,000	264,731
Chevron USA Inc
0.333% due 08/12/22	165,000	165,194
0.426% due 08/11/23	75,000	75,111
Cimarex Energy Co 4.375% due 06/01/24	350,000	381,081
Diamondback Energy Inc 0.900% due 03/24/23	80,000	80,021
Enbridge Inc (Canada)
2.900% due 07/15/22	250,000	256,057
3.500% due 06/10/24	250,000	268,657
4.000% due 10/01/23	250,000	266,951
Energy Transfer LP
3.600% due 02/01/23	300,000	311,375
4.200% due 09/15/23	250,000	267,602
4.500% due 11/01/23	250,000	268,460

	Principal Amount	Value
5.200% due 02/01/22	$400,000	$406,204
5.875% due 01/15/24	250,000	277,112
Enterprise Products Operating LLC
3.350% due 03/15/23	250,000	260,292
4.875% due 08/16/77	150,000	147,295
EOG Resources Inc 2.625% due 03/15/23	200,000	206,517
Exxon Mobil Corp
1.571% due 04/15/23	250,000	255,623
1.902% due 08/16/22	650,000	662,238
3.176% due 03/15/24	350,000	372,917
Halliburton Co 3.500% due 08/01/23	300,000	316,418
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	500,000	516,078
Kinder Morgan Inc 3.150% due 01/15/23	350,000	364,295
Marathon Petroleum Corp 4.500% due 05/01/23	600,000	640,143
MPLX LP
3.500% due 12/01/22	200,000	207,828
4.500% due 07/15/23	200,000	213,989
ONEOK Inc
4.250% due 02/01/22	200,000	202,571
7.500% due 09/01/23	250,000	281,786
Phillips 66 4.300% due 04/01/22	481,000	495,009
Pioneer Natural Resources Co
0.550% due 05/15/23	50,000	50,067
0.750% due 01/15/24	355,000	354,841
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	250,000	268,671
5.750% due 05/15/24	500,000	561,381
Schlumberger Investment SA 3.650% due 12/01/23	500,000	534,229
Shell International Finance BV (Netherlands)
0.375% due 09/15/23	350,000	349,890
2.250% due 01/06/23	400,000	411,816
2.375% due 08/21/22	200,000	204,827
3.500% due 11/13/23	250,000	267,053
Suncor Energy Inc (Canada) 2.800% due 05/15/23	65,000	67,633
The Williams Cos Inc
3.600% due 03/15/22	250,000	254,221
4.500% due 11/15/23	250,000	270,771
7.875% due 09/01/21	250,000	253,046
TotalEnergies Capital Canada Ltd (France) 2.750% due 07/15/23	400,000	418,426
TotalEnergies Capital International SA (France) 2.700% due 01/25/23	250,000	259,141
TransCanada PipeLines Ltd (Canada) 3.750% due 10/16/23	350,000	372,718
Valero Energy Corp
1.200% due 03/15/24	500,000	504,637
2.700% due 04/15/23	60,000	62,231

		17,773,884

Financial - 45.3%

AerCap Ireland Capital DAC (Ireland)
3.300% due 01/23/23	300,000	311,306
4.875% due 01/16/24	350,000	381,246
Affiliated Managers Group Inc 4.250% due 02/15/24	350,000	380,564
Air Lease Corp
0.700% due 02/15/24	200,000	199,368
2.250% due 01/15/23	250,000	256,752
2.625% due 07/01/22	200,000	203,855
3.500% due 01/15/22	350,000	355,824

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Aircastle Ltd 4.400% due 09/25/23	$250,000	$267,823
Ally Financial Inc
1.450% due 10/02/23	65,000	66,000
3.050% due 06/05/23	135,000	140,930
4.125% due 02/13/22	400,000	409,187
American Express Co
2.500% due 08/01/22	350,000	357,534
2.650% due 12/02/22	400,000	413,244
3.400% due 02/27/23	350,000	366,501
3.700% due 08/03/23	750,000	799,002
American International Group Inc 4.875% due 06/01/22	350,000	364,399
American Tower Corp REIT
3.000% due 06/15/23	200,000	209,659
3.375% due 05/15/24	750,000	802,729
3.500% due 01/31/23	250,000	261,981
Ares Capital Corp
3.625% due 01/19/22	200,000	202,843
4.200% due 06/10/24	250,000	268,774
Australia & New Zealand Banking Group Ltd (Australia) 2.050% due 11/21/22	550,000	563,536
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	200,000	200,781
Banco Santander SA (Spain)
0.701% due 06/30/24	715,000	716,640
3.125% due 02/23/23	200,000	208,383
3.848% due 04/12/23	200,000	211,720
Bank of America Corp
0.523% due 06/14/24	350,000	350,028
0.810% due 10/24/24	2,250,000	2,259,946
0.976% due 04/22/25	1,250,000	1,254,422
1.486% due 05/19/24	250,000	254,407
2.816% due 07/21/23	250,000	256,281
3.004% due 12/20/23	500,000	518,277
3.300% due 01/11/23	900,000	939,549
3.550% due 03/05/24	750,000	788,166
3.864% due 07/23/24	1,150,000	1,226,459
Bank of Montreal (Canada)
0.450% due 12/08/23	430,000	431,768
2.050% due 11/01/22	490,000	501,559
2.350% due 09/11/22	200,000	205,066
Barclays PLC (United Kingdom)
1.007% due 12/10/24	345,000	346,385
3.684% due 01/10/23	250,000	254,295
3.932% due 05/07/25	750,000	810,066
4.338% due 05/16/24	450,000	479,889
Berkshire Hathaway Inc 3.000% due 02/11/23	300,000	313,222
BGC Partners Inc 5.375% due 07/24/23	250,000	270,777
Blackstone Secured Lending Fund 3.650% due 07/14/23 ~	100,000	104,292
BNP Paribas SA (France) 3.250% due 03/03/23	200,000	209,660
Boston Properties LP REIT 3.850% due 02/01/23	400,000	417,812
BPCE SA (France) 4.000% due 04/15/24	350,000	382,094
Canadian Imperial Bank of Commerce (Canada)
0.450% due 06/22/23	185,000	185,009
0.500% due 12/14/23	250,000	249,438
0.950% due 06/23/23	440,000	444,070
2.606% due 07/22/23	250,000	255,810
3.100% due 04/02/24	250,000	265,803
3.500% due 09/13/23	250,000	267,280
Capital One Bank USA NA 3.375% due 02/15/23	1,050,000	1,098,964

	Principal Amount	Value
Capital One Financial Corp 2.600% due 05/11/23	$342,000	$355,246
CC Holdings GS V LLC REIT 3.849% due 04/15/23	450,000	476,644
Chubb INA Holdings Inc
2.875% due 11/03/22	300,000	308,935
3.350% due 05/15/24	250,000	269,868
Citigroup Inc
0.776% due 10/30/24	1,250,000	1,253,533
0.981% due 05/01/25	850,000	852,297
1.678% due 05/15/24	750,000	766,032
2.700% due 10/27/22	400,000	411,689
2.876% due 07/24/23	650,000	666,815
3.352% due 04/24/25	250,000	266,524
3.500% due 05/15/23	250,000	263,649
4.044% due 06/01/24	200,000	213,114
CME Group Inc 3.000% due 09/15/22	250,000	258,050
Comerica Inc 3.700% due 07/31/23	250,000	265,924
Cooperatieve Rabobank UA (Netherlands)
0.375% due 01/12/24	435,000	433,415
3.950% due 11/09/22	500,000	523,568
Credit Suisse AG (Switzerland)
0.495% due 02/02/24	290,000	288,949
1.000% due 05/05/23	1,100,000	1,112,132
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	750,000	780,635
Crown Castle International Corp REIT 3.150% due 07/15/23	200,000	210,074
Deutsche Bank AG (Germany)
0.898% due 05/28/24	400,000	398,354
1.447% due 04/01/25	250,000	251,592
2.222% due 09/18/24	900,000	924,657
3.300% due 11/16/22	350,000	362,704
3.950% due 02/27/23	100,000	105,047
Discover Bank
3.350% due 02/06/23	350,000	364,743
4.200% due 08/08/23	300,000	323,194
Fifth Third Bancorp
1.625% due 05/05/23	90,000	91,836
3.650% due 01/25/24	500,000	535,778
Fifth Third Bank NA 1.800% due 01/30/23	300,000	306,639
First Horizon Corp 3.550% due 05/26/23	100,000	105,263
First Republic Bank 1.912% due 02/12/24	250,000	255,565
FNB Corp 2.200% due 02/24/23	35,000	35,567
HSBC Holdings PLC (United Kingdom)
0.976% due 05/24/25	850,000	849,649
3.033% due 11/22/23	300,000	310,837
3.600% due 05/25/23	400,000	423,629
3.803% due 03/11/25	750,000	806,811
3.950% due 05/18/24	650,000	690,622
Huntington Bancshares Inc 2.300% due 01/14/22	92,000	92,878
ING Groep NV (Netherlands)
3.550% due 04/09/24	500,000	538,885
4.100% due 10/02/23	250,000	269,689
Intercontinental Exchange Inc
0.700% due 06/15/23	570,000	572,379
4.000% due 10/15/23	323,000	348,087
International Lease Finance Corp 5.875% due 08/15/22	500,000	529,271
JPMorgan Chase & Co
0.563% due 02/16/25	750,000	746,278
0.653% due 09/16/24	400,000	400,417

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
0.697% due 03/16/24	$500,000	$501,671
0.824% due 06/01/25	755,000	753,878
0.969% due 06/23/25	500,000	500,811
1.514% due 06/01/24	1,300,000	1,325,922
3.200% due 01/25/23	200,000	208,968
3.220% due 03/01/25	250,000	265,663
3.250% due 09/23/22	500,000	518,133
3.559% due 04/23/24	750,000	791,009
3.797% due 07/23/24	600,000	639,451
4.023% due 12/05/24	850,000	917,836
KeyBank NA
0.423% due 01/03/24	250,000	250,113
0.433% due 06/14/24	250,000	250,262
1.250% due 03/10/23	250,000	253,794
2.300% due 09/14/22	250,000	256,049
Kimco Realty Corp REIT 3.400% due 11/01/22	250,000	258,658
Lincoln National Corp 4.000% due 09/01/23	250,000	268,460
Lloyds Banking Group PLC (United Kingdom)
0.695% due 05/11/24	200,000	200,602
2.907% due 11/07/23	350,000	360,977
3.900% due 03/12/24	250,000	271,155
4.050% due 08/16/23	750,000	804,249
Main Street Capital Corp 5.200% due 05/01/24	250,000	272,214
Marsh & McLennan Cos Inc 3.875% due 03/15/24	250,000	271,248
MetLife Inc 4.368% due 09/15/23	250,000	270,707
Mitsubishi UFJ Financial Group Inc (Japan)
0.848% due 09/15/24	850,000	854,908
2.623% due 07/18/22	800,000	819,831
2.665% due 07/25/22	500,000	512,507
3.407% due 03/07/24	250,000	267,987
3.761% due 07/26/23	250,000	267,220
Mizuho Financial Group Inc (Japan)
0.849% due 09/08/24	200,000	201,072
1.241% due 07/10/24	400,000	405,650
2.721% due 07/16/23	200,000	204,802
3.549% due 03/05/23	400,000	420,952
Morgan Stanley
0.529% due 01/25/24	750,000	749,769
0.560% due 11/10/23	375,000	375,536
0.731% due 04/05/24	480,000	481,119
0.790% due 05/30/25	500,000	498,593
3.125% due 01/23/23	350,000	365,008
3.737% due 04/24/24	1,200,000	1,269,369
3.750% due 02/25/23	500,000	527,031
3.875% due 04/29/24	500,000	544,039
4.100% due 05/22/23	350,000	372,774
4.875% due 11/01/22	350,000	369,830
MUFG Union Bank NA 2.100% due 12/09/22	250,000	255,853
Nasdaq Inc
0.445% due 12/21/22	100,000	99,999
4.250% due 06/01/24	350,000	382,921
National Australia Bank Ltd (Australia)
1.875% due 12/13/22	500,000	511,752
3.625% due 06/20/23	250,000	265,460
National Bank of Canada (Canada)
0.550% due 11/15/24	350,000	348,866
2.100% due 02/01/23	250,000	256,585
Natwest Group PLC (United Kingdom)
2.359% due 05/22/24	200,000	206,164
3.875% due 09/12/23	1,220,000	1,303,626
4.269% due 03/22/25	500,000	542,635
4.519% due 06/25/24	300,000	322,226
5.125% due 05/28/24	350,000	388,862

	Principal Amount	Value
Omega Healthcare Investors Inc REIT 4.375% due 08/01/23	$52,000	$55,394
ORIX Corp (Japan) 2.900% due 07/18/22	200,000	205,268
Owl Rock Capital Corp 5.250% due 04/15/24	350,000	382,728
People’s United Financial Inc 3.650% due 12/06/22	200,000	207,044
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	190,000	197,439
PNC Bank NA
2.450% due 07/28/22	250,000	255,474
2.700% due 11/01/22	500,000	514,932
Prudential Financial Inc
5.625% due 06/15/43	200,000	214,725
5.875% due 09/15/42	200,000	211,451
Public Storage REIT 2.370% due 09/15/22	200,000	204,545
Royal Bank of Canada (Canada)
0.425% due 01/19/24	645,000	643,186
0.500% due 10/26/23	520,000	520,868
1.600% due 04/17/23	500,000	511,004
1.950% due 01/17/23	150,000	153,759
Santander Holdings USA Inc
3.500% due 06/07/24	250,000	267,577
3.700% due 03/28/22	500,000	510,382
Santander UK Group Holdings PLC (United Kingdom)
1.089% due 03/15/25	1,000,000	1,003,868
4.796% due 11/15/24	350,000	382,851
Simon Property Group LP REIT 2.750% due 02/01/23	200,000	206,125
SL Green Operating Partnership LP REIT 3.250% due 10/15/22	250,000	257,441
Sumitomo Mitsui Banking Corp (Japan)
3.000% due 01/18/23	250,000	260,058
3.950% due 07/19/23	250,000	268,044
Sumitomo Mitsui Financial Group Inc (Japan)
0.508% due 01/12/24	650,000	647,655
3.102% due 01/17/23	1,000,000	1,042,586
Svenska Handelsbanken AB (Sweden) 3.900% due 11/20/23	300,000	325,135
Synchrony Financial 2.850% due 07/25/22	295,000	302,025
The Allstate Corp 3.150% due 06/15/23	250,000	263,159
The Bank of New York Mellon Corp
0.350% due 12/07/23	415,000	414,716
0.500% due 04/26/24	250,000	249,847
1.850% due 01/27/23	480,000	491,368
3.450% due 08/11/23	500,000	532,696
3.500% due 04/28/23	250,000	264,634
The Bank of Nova Scotia (Canada)
0.550% due 09/15/23	150,000	150,402
0.700% due 04/15/24	250,000	250,363
1.625% due 05/01/23	250,000	255,590
1.950% due 02/01/23	500,000	512,725
2.000% due 11/15/22	500,000	511,450
3.400% due 02/11/24	250,000	268,117
The Charles Schwab Corp
0.750% due 03/18/24	400,000	402,395
2.650% due 01/25/23	250,000	258,489
The Goldman Sachs Group Inc
0.523% due 03/08/23	220,000	220,214
0.627% due 11/17/23	285,000	285,157
0.657% due 09/10/24	350,000	349,612
0.673% due 03/08/24	1,100,000	1,102,170
2.905% due 07/24/23	1,100,000	1,127,735
3.200% due 02/23/23	1,050,000	1,095,806
3.625% due 01/22/23	500,000	525,011

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
The Huntington National Bank 3.550% due 10/06/23	$500,000	$533,568
The PNC Financial Services Group Inc
2.854% due 11/09/22	200,000	206,987
3.500% due 01/23/24	250,000	268,496
The Toronto-Dominion Bank (Canada)
0.250% due 01/06/23	210,000	209,840
0.300% due 06/02/23	250,000	250,146
0.450% due 09/11/23	500,000	500,765
0.550% due 03/04/24	250,000	249,927
0.750% due 06/12/23	165,000	166,207
1.900% due 12/01/22	500,000	511,545
3.500% due 07/19/23	200,000	212,646
Truist Bank 1.250% due 03/09/23	750,000	761,422
Truist Financial Corp
2.200% due 03/16/23	400,000	411,853
2.750% due 04/01/22	200,000	203,413
3.750% due 12/06/23	250,000	269,024
US Bancorp 3.375% due 02/05/24	250,000	267,821
US Bank NA
1.950% due 01/09/23	500,000	512,226
3.400% due 07/24/23	250,000	265,040
Visa Inc
2.150% due 09/15/22	200,000	204,389
2.800% due 12/14/22	350,000	361,676
Wells Fargo & Co
0.805% due 05/19/25	60,000	59,896
1.654% due 06/02/24	1,010,000	1,031,882
3.450% due 02/13/23	150,000	157,277
3.750% due 01/24/24	500,000	537,905
4.125% due 08/15/23	1,250,000	1,344,756
Wells Fargo Bank NA 3.550% due 08/14/23	700,000	745,405
Welltower Inc REIT 3.625% due 03/15/24	500,000	536,382
Westpac Banking Corp (Australia)
2.000% due 01/13/23	560,000	574,763
3.300% due 02/26/24	500,000	536,019
Willis North America Inc 3.600% due 05/15/24	350,000	376,217

		101,234,328

Industrial - 6.1%

3M Co 3.250% due 02/14/24	250,000	267,850
Agilent Technologies Inc 3.875% due 07/15/23	250,000	265,477
Berry Global Inc 0.950% due 02/15/24 ~	500,000	501,060
Burlington Northern Santa Fe LLC
3.050% due 09/01/22	400,000	409,969
3.850% due 09/01/23	200,000	213,448
Caterpillar Financial Services Corp
0.250% due 03/01/23	165,000	164,661
0.450% due 09/14/23	430,000	431,031
0.450% due 05/17/24	150,000	149,550
0.650% due 07/07/23	300,000	301,819
0.950% due 05/13/22	200,000	201,422
1.900% due 09/06/22	895,000	911,645
1.950% due 11/18/22	250,000	255,578
CNH Industrial Capital LLC 1.950% due 07/02/23	330,000	338,407
CNH Industrial NV (United Kingdom) 4.500% due 08/15/23	250,000	269,660
Eaton Corp 2.750% due 11/02/22	350,000	361,401
Fortune Brands Home & Security Inc 4.000% due 09/21/23	250,000	267,720

	Principal Amount	Value
General Dynamics Corp
2.250% due 11/15/22	$250,000	$255,612
3.375% due 05/15/23	150,000	158,246
Honeywell International Inc 2.150% due 08/08/22	445,000	453,640
Jabil Inc 4.700% due 09/15/22	200,000	209,897
John Deere Capital Corp
0.250% due 01/17/23	200,000	199,987
0.400% due 10/10/23	275,000	275,374
0.450% due 01/17/24	200,000	199,854
0.450% due 06/07/24	165,000	164,555
0.550% due 07/05/22	110,000	110,455
0.700% due 07/05/23	700,000	705,144
2.150% due 09/08/22	100,000	102,214
2.800% due 03/06/23	200,000	208,465
Norfolk Southern Corp 3.000% due 04/01/22	200,000	202,753
Northrop Grumman Corp 3.250% due 08/01/23	300,000	317,391
Packaging Corp of America 4.500% due 11/01/23	250,000	270,286
Parker-Hannifin Corp 3.500% due 09/15/22	200,000	207,473
Precision Castparts Corp 2.500% due 01/15/23	200,000	205,607
Raytheon Technologies Corp 2.500% due 12/15/22	250,000	256,509
Ryder System Inc
2.800% due 03/01/22	300,000	304,427
3.750% due 06/09/23	100,000	105,977
Teledyne Technologies Inc
0.650% due 04/01/23	200,000	200,062
0.950% due 04/01/24	200,000	200,346
The Boeing Co
1.167% due 02/04/23	220,000	220,930
1.433% due 02/04/24	835,000	837,278
1.950% due 02/01/24	250,000	256,136
2.700% due 05/01/22	85,000	86,804
4.508% due 05/01/23	500,000	533,210
8.750% due 08/15/21	200,000	202,030
Union Pacific Corp
3.500% due 06/08/23	150,000	158,795
4.163% due 07/15/22	200,000	206,126
United Parcel Service Inc 2.500% due 04/01/23	200,000	207,320
Westinghouse Air Brake Technologies Corp 4.400% due 03/15/24	211,000	228,779

		13,562,380

Technology - 8.2%

Adobe Inc 1.700% due 02/01/23	95,000	97,153
Analog Devices Inc 2.500% due 12/05/21	150,000	151,173
Apple Inc
0.750% due 05/11/23	1,345,000	1,357,077
1.700% due 09/11/22	200,000	203,573
2.100% due 09/12/22	250,000	255,274
2.300% due 05/11/22	500,000	508,308
2.400% due 05/03/23	200,000	207,633
2.700% due 05/13/22	300,000	306,495
2.850% due 02/23/23	350,000	363,601
3.450% due 05/06/24	500,000	541,403
Broadcom Corp 3.625% due 01/15/24	500,000	534,081
Dell International LLC 5.450% due 06/15/23	850,000	922,377
DXC Technology Co 4.250% due 04/15/24	250,000	271,373

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Fidelity National Information Services Inc
0.375% due 03/01/23	$100,000	$99,902
0.600% due 03/01/24	335,000	334,720
Fiserv Inc
3.500% due 10/01/22	250,000	257,857
3.800% due 10/01/23	350,000	374,731
Hewlett Packard Enterprise Co
1.450% due 04/01/24	250,000	254,377
2.250% due 04/01/23	200,000	205,975
4.400% due 10/15/22	350,000	365,305
4.450% due 10/02/23	500,000	540,981
HP Inc 4.050% due 09/15/22	300,000	313,199
Intel Corp
2.700% due 12/15/22	400,000	414,101
3.100% due 07/29/22	200,000	206,341
International Business Machines Corp
1.875% due 08/01/22	300,000	305,171
2.875% due 11/09/22	150,000	155,283
3.000% due 05/15/24	1,100,000	1,172,790
3.375% due 08/01/23	250,000	265,591
3.625% due 02/12/24	250,000	269,485
Intuit Inc 0.650% due 07/15/23	65,000	65,371
Leidos Inc 2.950% due 05/15/23	35,000	36,499
Marvell Technology Inc 4.200% due 06/22/23 ~	250,000	265,877
Microchip Technology Inc 4.333% due 06/01/23	200,000	213,361
Micron Technology Inc 2.497% due 04/24/23	305,000	315,521
Microsoft Corp
2.000% due 08/08/23	1,000,000	1,032,896
2.375% due 05/01/23	250,000	258,467
2.650% due 11/03/22	100,000	102,881
2.875% due 02/06/24	350,000	370,241
NXP BV (China) 4.875% due 03/01/24 ~	500,000	550,723
Oracle Corp
2.400% due 09/15/23	600,000	622,386
2.500% due 05/15/22	300,000	304,677
2.500% due 10/15/22	300,000	308,219
2.625% due 02/15/23	250,000	258,473
QUALCOMM Inc 2.600% due 01/30/23	350,000	362,737
Roper Technologies Inc 0.450% due 08/15/22	450,000	450,473
salesforce.com Inc due 07/15/24 #	695,000	695,459
3.250% due 04/11/23	200,000	209,875
VMware Inc 2.950% due 08/21/22	350,000	359,137
Xilinx Inc 2.950% due 06/01/24	350,000	370,286

		18,408,889

Utilities - 4.7%

American Electric Power Co Inc 0.750% due 11/01/23	185,000	185,119
Atmos Energy Corp 0.625% due 03/09/23	85,000	85,029
Berkshire Hathaway Energy Co 2.800% due 01/15/23	300,000	310,479
CenterPoint Energy Inc 2.500% due 09/01/22	200,000	204,520
CenterPoint Energy Resources Corp 0.700% due 03/02/23	115,000	115,014
Consolidated Edison Inc 0.650% due 12/01/23	200,000	200,041

	Principal Amount	Value
Consumers Energy Co 0.350% due 06/01/23	$125,000	$124,849
Dominion Energy Inc 2.000% due 08/15/21	200,000	200,128
DTE Energy Co
0.550% due 11/01/22	395,000	395,892
2.250% due 11/01/22	100,000	102,286
2.600% due 06/15/22	105,000	107,290
Duke Energy Carolinas LLC 3.350% due 05/15/22	250,000	257,016
Duke Energy Florida LLC 3.100% due 08/15/21	250,000	250,570
Edison International 3.125% due 11/15/22	35,000	36,063
Emera US Finance LP (Canada) 0.833% due 06/15/24 ~	350,000	348,277
Entergy Louisiana LLC 0.620% due 11/17/23	250,000	250,399
Exelon Generation Co LLC 3.400% due 03/15/22	600,000	610,799
ITC Holdings Corp 2.700% due 11/15/22	200,000	205,679
National Rural Utilities Cooperative Finance Corp
0.350% due 02/08/24	95,000	94,691
2.400% due 04/25/22	200,000	203,225
3.050% due 02/15/22	350,000	353,706
NextEra Energy Capital Holdings Inc 0.650% due 03/01/23	955,000	959,130
Oncor Electric Delivery Co LLC 4.100% due 06/01/22	250,000	256,222
ONE Gas Inc
0.850% due 03/11/23	250,000	250,131
1.100% due 03/11/24	250,000	250,181
Pacific Gas and Electric Co
1.367% due 03/10/23	335,000	335,024
4.250% due 08/01/23	250,000	265,053
Public Service Co of New Hampshire 3.500% due 11/01/23	250,000	265,863
Public Service Enterprise Group Inc 2.650% due 11/15/22	250,000	257,355
Sempra Energy 2.900% due 02/01/23	200,000	207,117
Southern California Edison Co
0.700% due 04/03/23	155,000	155,110
1.100% due 04/01/24	255,000	256,828
Southern Co Gas Capital Corp 2.450% due 10/01/23	350,000	363,995
The Connecticut Light & Power Co 2.500% due 01/15/23	350,000	359,635
The Southern Co
0.600% due 02/26/24	115,000	114,736
2.950% due 07/01/23	500,000	521,874
WEC Energy Group Inc
0.550% due 09/15/23	250,000	250,042
0.800% due 03/15/24	125,000	125,335
Xcel Energy Inc 0.500% due 10/15/23	580,000	580,229

		10,414,932

Total Corporate Bonds & Notes (Cost $219,847,950)		221,653,207

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 0.7%

Money Market Fund - 0.7%

BlackRock Liquidity Funds T-Fund Institutional 0.010%	1,665,582	$1,665,582

Total Short-Term Investment (Cost $1,665,582)		1,665,582

TOTAL INVESTMENTS - 99.8% (Cost $221,513,532)		223,318,789

OTHER ASSETS & LIABILITIES, NET - 0.2%		359,994

NET ASSETS - 100.0%		$223,678,783

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	45.3%
Consumer, Non-Cyclical	13.9%
Technology	8.2%
Energy	7.9%
Consumer, Cyclical	6.4%
Industrial	6.1%
Communications	5.1%
Utilities	4.7%
Others (each less than 3.0%)	2.2%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$221,653,207	$-	$221,653,207	$-
	Short-Term Investment	1,665,582	1,665,582	-	-

	Total	$223,318,789	$1,665,582	$221,653,207	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 28.3%

Basic Materials - 0.7%

Air Products & Chemicals Inc 3.350% due 07/31/24	$100,000	$107,712
Albemarle Corp 5.450% due 12/01/44	50,000	63,352
Celanese US Holdings LLC 4.625% due 11/15/22	30,000	31,618
DuPont de Nemours Inc
4.493% due 11/15/25	100,000	113,762
4.725% due 11/15/28	150,000	178,991
5.319% due 11/15/38	65,000	86,082
5.419% due 11/15/48	75,000	104,326
Eastman Chemical Co
3.800% due 03/15/25	100,000	109,381
4.650% due 10/15/44	50,000	60,589
4.800% due 09/01/42	100,000	122,402
Ecolab Inc 2.375% due 08/10/22	200,000	204,235
Fibria Overseas Finance Ltd (Brazil) 5.500% due 01/17/27	50,000	58,063
FMC Corp 4.100% due 02/01/24	50,000	53,728
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	158,073
Huntsman International LLC 4.500% due 05/01/29	45,000	51,224
International Paper Co
4.350% due 08/15/48	54,000	67,056
6.000% due 11/15/41	200,000	284,690
Kinross Gold Corp (Canada) 5.950% due 03/15/24	100,000	111,916
Linde Inc
1.100% due 08/10/30	50,000	47,059
2.000% due 08/10/50	30,000	25,856
2.200% due 08/15/22	100,000	101,692
LYB International Finance III LLC
1.250% due 10/01/25	20,000	19,972
2.250% due 10/01/30	25,000	25,001
3.375% due 05/01/30	250,000	271,328
3.375% due 10/01/40	30,000	31,144
3.625% due 04/01/51	40,000	42,333
3.800% due 10/01/60	30,000	31,802
4.200% due 05/01/50	300,000	346,226
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	90,614
NewMarket Corp 2.700% due 03/18/31	100,000	100,140
Newmont Corp
2.250% due 10/01/30	65,000	64,881
5.875% due 04/01/35	100,000	135,873
Nucor Corp
2.000% due 06/01/25	250,000	258,889
2.979% due 12/15/55 ~	25,000	24,277
4.000% due 08/01/23	25,000	26,651
4.125% due 09/15/22	50,000	51,779
Nutrien Ltd (Canada)
1.900% due 05/13/23	15,000	15,373
2.950% due 05/13/30	50,000	52,806
4.200% due 04/01/29	55,000	63,299
5.250% due 01/15/45	145,000	193,685
PPG Industries Inc
1.200% due 03/15/26	70,000	69,880
2.800% due 08/15/29	50,000	53,219
Reliance Steel & Aluminum Co 1.300% due 08/15/25	40,000	40,145
Rio Tinto Finance USA Ltd (Australia) 7.125% due 07/15/28	50,000	67,762

	Principal Amount	Value
Rio Tinto Finance USA PLC (Australia) 4.750% due 03/22/42	$200,000	$261,412
RPM International Inc 5.250% due 06/01/45	50,000	62,403
Southern Copper Corp (Peru)
5.250% due 11/08/42	150,000	192,477
7.500% due 07/27/35	50,000	72,422
Steel Dynamics Inc
1.650% due 10/15/27	10,000	9,989
2.400% due 06/15/25	15,000	15,702
3.250% due 01/15/31	40,000	42,970
3.250% due 10/15/50	20,000	20,005
Suzano Austria GmbH (Brazil)
due 01/15/32 #	40,000	39,665
3.750% due 01/15/31	125,000	131,250
Teck Resources Ltd (Canada) 3.900% due 07/15/30	250,000	269,739
The Dow Chemical Co
2.100% due 11/15/30	250,000	247,160
3.600% due 11/15/50	250,000	270,619
4.250% due 10/01/34	200,000	231,829
4.800% due 05/15/49	65,000	83,715
The Mosaic Co 5.450% due 11/15/33	163,000	204,661
The Sherwin-Williams Co
3.125% due 06/01/24	25,000	26,714
3.450% due 06/01/27	60,000	66,238
3.950% due 01/15/26	150,000	167,642
4.000% due 12/15/42	50,000	57,531
4.500% due 06/01/47	29,000	36,338
Vale Overseas Ltd (Brazil)
6.875% due 11/21/36	150,000	205,794
8.250% due 01/17/34	100,000	146,250
Westlake Chemical Corp 4.375% due 11/15/47	100,000	117,824

		7,199,235

Communications - 2.9%

Alibaba Group Holding Ltd (China)
2.700% due 02/09/41	350,000	334,894
3.600% due 11/28/24	200,000	217,709
Alphabet Inc
0.800% due 08/15/27	150,000	145,936
1.900% due 08/15/40	150,000	136,696
1.998% due 08/15/26	200,000	209,366
2.250% due 08/15/60	150,000	132,754
Amazon.com Inc
0.250% due 05/12/23	35,000	35,026
0.450% due 05/12/24	45,000	44,913
0.800% due 06/03/25	565,000	566,353
1.000% due 05/12/26	100,000	100,067
1.500% due 06/03/30	85,000	83,163
1.650% due 05/12/28	100,000	100,917
2.100% due 05/12/31	100,000	101,747
2.400% due 02/22/23	200,000	206,756
2.500% due 06/03/50	40,000	37,884
2.700% due 06/03/60	300,000	288,217
2.875% due 05/12/41	100,000	103,301
3.100% due 05/12/51	100,000	105,180
3.250% due 05/12/61	100,000	105,564
3.875% due 08/22/37	195,000	232,922
4.050% due 08/22/47	70,000	85,550
4.250% due 08/22/57	100,000	128,356
5.200% due 12/03/25	50,000	58,700
America Movil SAB de CV (Mexico)
2.875% due 05/07/30	200,000	211,605
6.375% due 03/01/35	125,000	179,662
AT&T Inc
1.650% due 02/01/28	300,000	297,960
2.250% due 02/01/32	165,000	162,121

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
2.300% due 06/01/27	$550,000	$569,324
2.550% due 12/01/33 ~	250,000	247,929
2.750% due 06/01/31	100,000	104,053
3.500% due 06/01/41	400,000	416,247
3.500% due 09/15/53 ~	197,000	198,219
3.550% due 09/15/55 ~	433,000	435,082
3.650% due 06/01/51	350,000	364,283
3.650% due 09/15/59 ~	121,000	122,890
3.800% due 12/01/57 ~	200,000	208,756
3.850% due 06/01/60	45,000	47,531
4.125% due 02/17/26	300,000	337,445
4.250% due 03/01/27	100,000	113,539
4.300% due 12/15/42	393,000	448,215
4.350% due 03/01/29	150,000	173,792
4.350% due 06/15/45	177,000	203,700
4.500% due 05/15/35	90,000	105,779
4.550% due 03/09/49	100,000	117,801
4.850% due 03/01/39	70,000	85,187
5.350% due 09/01/40	161,000	208,005
Baidu Inc (China) 2.875% due 07/06/22	300,000	306,533
Bell Canada (Canada) 4.464% due 04/01/48	65,000	81,009
Booking Holdings Inc
3.600% due 06/01/26	50,000	55,455
4.625% due 04/13/30	200,000	239,006
British Telecommunications PLC (United Kingdom)
5.125% due 12/04/28	200,000	238,152
9.625% due 12/15/30	50,000	77,518
Charter Communications Operating LLC
3.500% due 06/01/41	60,000	60,505
3.750% due 02/15/28	100,000	110,371
3.850% due 04/01/61	335,000	329,615
3.900% due 06/01/52	175,000	178,699
4.200% due 03/15/28	200,000	226,637
4.400% due 12/01/61	100,000	107,658
4.464% due 07/23/22	100,000	103,542
4.500% due 02/01/24	100,000	108,980
4.908% due 07/23/25	150,000	170,034
5.125% due 07/01/49	100,000	119,308
5.375% due 05/01/47	50,000	61,373
6.384% due 10/23/35	70,000	93,717
6.484% due 10/23/45	165,000	227,621
6.834% due 10/23/55	50,000	73,780
Cisco Systems Inc
2.600% due 02/28/23	50,000	51,951
2.950% due 02/28/26	50,000	54,356
3.625% due 03/04/24	325,000	351,678
Comcast Corp
1.500% due 02/15/31	700,000	663,858
1.950% due 01/15/31	140,000	138,153
2.350% due 01/15/27	40,000	41,992
2.450% due 08/15/52	100,000	90,533
2.800% due 01/15/51	55,000	53,011
3.100% due 04/01/25	100,000	108,115
3.300% due 02/01/27	100,000	110,015
3.400% due 07/15/46	55,000	58,774
3.700% due 04/15/24	85,000	92,217
3.750% due 04/01/40	155,000	175,003
3.950% due 10/15/25	100,000	112,110
3.999% due 11/01/49	211,000	248,929
4.000% due 08/15/47	100,000	117,018
4.049% due 11/01/52	97,000	115,681
4.150% due 10/15/28	95,000	110,042
4.250% due 10/15/30	420,000	494,678
4.400% due 08/15/35	77,000	92,888
4.600% due 10/15/38	85,000	105,532
4.600% due 08/15/45	77,000	96,952
4.700% due 10/15/48	325,000	419,743

	Principal Amount	Value
4.750% due 03/01/44	$300,000	$383,834
4.950% due 10/15/58	80,000	110,999
Corning Inc
4.375% due 11/15/57	100,000	119,502
4.700% due 03/15/37	50,000	60,185
5.350% due 11/15/48	100,000	134,775
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	277,453
Discovery Communications LLC
3.450% due 03/15/25	100,000	107,491
3.625% due 05/15/30	250,000	272,999
3.800% due 03/13/24	100,000	107,324
3.950% due 03/20/28	60,000	66,804
4.000% due 09/15/55	118,000	125,128
5.200% due 09/20/47	30,000	37,348
E*TRADE Financial Corp
3.800% due 08/24/27	15,000	16,692
4.500% due 06/20/28	50,000	57,972
eBay Inc
1.900% due 03/11/25	50,000	51,710
2.700% due 03/11/30	100,000	104,173
2.750% due 01/30/23	50,000	51,767
3.600% due 06/05/27	50,000	55,572
Expedia Group Inc
3.800% due 02/15/28	50,000	54,412
4.500% due 08/15/24	200,000	219,000
Fox Corp 3.050% due 04/07/25	150,000	160,757
FOX Corp 5.576% due 01/25/49	200,000	270,691
JD.com Inc (China) 4.125% due 01/14/50	200,000	214,292
Juniper Networks Inc 3.750% due 08/15/29	100,000	111,302
Motorola Solutions Inc
2.750% due 05/24/31	100,000	102,164
4.600% due 02/23/28	100,000	116,688
Omnicom Group Inc
2.600% due 08/01/31	100,000	101,738
3.600% due 04/15/26	50,000	55,280
Orange SA (France)
5.375% due 01/13/42	150,000	203,140
9.000% due 03/01/31	50,000	78,719
Rogers Communications Inc (Canada)
4.300% due 02/15/48	85,000	98,326
4.350% due 05/01/49	75,000	88,499
4.500% due 03/15/43	25,000	29,329
5.000% due 03/15/44	100,000	125,191
T-Mobile USA Inc
2.250% due 11/15/31	50,000	49,510
2.550% due 02/15/31	300,000	304,200
3.000% due 02/15/41	20,000	19,803
3.300% due 02/15/51	50,000	49,980
3.500% due 04/15/25	200,000	217,312
3.600% due 11/15/60	220,000	224,257
3.875% due 04/15/30	300,000	336,375
4.500% due 04/15/50	200,000	238,397
TD Ameritrade Holding Corp 3.750% due 04/01/24	50,000	54,160
Telefonica Emisiones SA (Spain)
5.213% due 03/08/47	150,000	187,623
7.045% due 06/20/36	150,000	216,280
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	366,773
TELUS Corp (Canada) 4.600% due 11/16/48	100,000	124,871
The Interpublic Group of Cos Inc
2.400% due 03/01/31	100,000	100,468
3.375% due 03/01/41	70,000	72,744

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
The Walt Disney Co
1.650% due 09/01/22	$20,000	$20,324
1.750% due 08/30/24	50,000	51,719
1.750% due 01/13/26	70,000	72,014
2.000% due 09/01/29	35,000	35,412
2.200% due 01/13/28	350,000	363,050
2.650% due 01/13/31	310,000	325,691
2.750% due 09/01/49	45,000	44,520
3.375% due 11/15/26	200,000	220,668
3.600% due 01/13/51	200,000	227,300
4.700% due 03/23/50	200,000	267,190
5.400% due 10/01/43	100,000	139,918
6.400% due 12/15/35	39,000	57,214
6.650% due 11/15/37	150,000	226,311
Thomson Reuters Corp (Canada)
5.650% due 11/23/43	150,000	201,747
5.850% due 04/15/40	25,000	34,650
Time Warner Cable LLC
5.875% due 11/15/40	150,000	194,594
6.550% due 05/01/37	100,000	136,550
6.750% due 06/15/39	50,000	69,811
7.300% due 07/01/38	150,000	219,341
TWDC Enterprises 18 Corp 2.350% due 12/01/22	100,000	102,817
VeriSign Inc 2.700% due 06/15/31	80,000	81,374
Verizon Communications Inc
0.750% due 03/22/24	535,000	537,464
0.850% due 11/20/25	100,000	98,959
1.450% due 03/20/26	40,000	40,358
1.500% due 09/18/30	90,000	86,108
1.750% due 01/20/31	100,000	95,905
2.100% due 03/22/28	60,000	61,299
2.550% due 03/21/31	140,000	143,204
2.650% due 11/20/40	450,000	433,854
2.875% due 11/20/50	100,000	95,232
2.987% due 10/30/56	683,000	643,146
3.000% due 11/20/60	90,000	84,255
3.150% due 03/22/30	500,000	540,317
3.376% due 02/15/25	200,000	217,417
3.400% due 03/22/41	80,000	84,731
3.550% due 03/22/51	55,000	58,842
3.700% due 03/22/61	45,000	48,273
4.000% due 03/22/50	250,000	287,846
4.125% due 03/16/27	300,000	341,879
4.272% due 01/15/36	57,000	67,905
4.522% due 09/15/48	309,000	382,964
ViacomCBS Inc
2.900% due 01/15/27	50,000	53,158
3.375% due 02/15/28	55,000	60,219
3.875% due 04/01/24	100,000	107,639
4.200% due 05/19/32	300,000	346,549
4.375% due 03/15/43	70,000	81,191
5.900% due 10/15/40	50,000	67,289
6.875% due 04/30/36	100,000	143,904
7.875% due 07/30/30	100,000	142,815
Vodafone Group PLC (United Kingdom)
4.375% due 05/30/28	300,000	349,262
5.000% due 05/30/38	40,000	50,492
5.125% due 06/19/59	100,000	131,001
5.250% due 05/30/48	75,000	99,005
6.150% due 02/27/37	150,000	207,821
7.875% due 02/15/30	50,000	71,484
Weibo Corp (China) 3.375% due 07/08/30	200,000	209,160
WPP Finance 2010 (United Kingdom) 3.625% due 09/07/22	100,000	103,652

		32,194,661

	Principal Amount	Value
Consumer, Cyclical - 1.5%

Advance Auto Parts Inc 1.750% due 10/01/27	$20,000	$19,870
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	118,050	120,713
American Honda Finance Corp
0.400% due 10/21/22	200,000	200,290
1.200% due 07/08/25	50,000	50,386
2.000% due 03/24/28	45,000	46,204
2.900% due 02/16/24	250,000	264,597
3.625% due 10/10/23	25,000	26,798
Aptiv Corp 4.150% due 03/15/24	40,000	43,426
Aptiv PLC
4.250% due 01/15/26	50,000	56,508
4.400% due 10/01/46	100,000	116,450
AutoNation Inc 4.500% due 10/01/25	100,000	110,916
AutoZone Inc
1.650% due 01/15/31	85,000	80,988
3.750% due 06/01/27	100,000	111,900
Best Buy Co Inc 4.450% due 10/01/28	50,000	58,176
BorgWarner Inc 2.650% due 07/01/27	25,000	26,538
Choice Hotels International Inc 3.700% due 12/01/29	25,000	27,160
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	18,762	19,872
Costco Wholesale Corp
1.375% due 06/20/27	200,000	201,446
1.750% due 04/20/32	200,000	197,184
Cummins Inc
0.750% due 09/01/25	35,000	34,749
1.500% due 09/01/30	100,000	96,660
2.600% due 09/01/50	100,000	95,788
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	75,884
Darden Restaurants Inc 3.850% due 05/01/27	130,000	144,536
Delta Air Lines Pass Through Trust “AA”
2.000% due 12/10/29	47,010	47,372
3.204% due 10/25/25	25,000	26,467
Dollar General Corp
3.250% due 04/15/23	50,000	52,194
3.875% due 04/15/27	50,000	56,159
4.150% due 11/01/25	25,000	27,990
Dollar Tree Inc
3.700% due 05/15/23	45,000	47,568
4.200% due 05/15/28	45,000	51,365
General Motors Co
4.200% due 10/01/27	50,000	55,816
5.400% due 04/01/48	50,000	63,803
6.125% due 10/01/25	250,000	296,125
6.250% due 10/02/43	100,000	138,262
6.750% due 04/01/46	25,000	36,118
General Motors Financial Co Inc
1.250% due 01/08/26	500,000	496,927
2.700% due 06/10/31	100,000	100,572
3.500% due 11/07/24	100,000	107,378
3.550% due 07/08/22	350,000	361,304
3.600% due 06/21/30	350,000	379,316
3.700% due 05/09/23	200,000	210,051
3.950% due 04/13/24	100,000	107,643
4.000% due 10/06/26	50,000	55,238
4.150% due 06/19/23	250,000	265,615

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Hasbro Inc
3.500% due 09/15/27	$30,000	$32,709
3.900% due 11/19/29	100,000	111,296
Hyatt Hotels Corp 4.850% due 03/15/26	25,000	27,947
JetBlue 2020-1 Class A Pass-Through Trust 4.000% due 05/15/34	14,509	16,052
Kohl’s Corp 5.550% due 07/17/45	50,000	59,940
Las Vegas Sands Corp
2.900% due 06/25/25	30,000	31,273
3.200% due 08/08/24	45,000	47,252
3.500% due 08/18/26	30,000	31,918
3.900% due 08/08/29	40,000	42,616
Leggett & Platt Inc 3.800% due 11/15/24	50,000	53,854
Lennar Corp 4.750% due 11/15/22	200,000	209,748
Lowe’s Cos Inc
1.300% due 04/15/28	20,000	19,531
1.700% due 10/15/30	20,000	19,190
2.625% due 04/01/31	100,000	103,442
3.000% due 10/15/50	15,000	14,816
3.500% due 04/01/51	50,000	53,716
3.650% due 04/05/29	35,000	39,204
3.700% due 04/15/46	250,000	275,134
3.875% due 09/15/23	100,000	106,749
4.500% due 04/15/30	250,000	296,100
Magna International Inc (Canada) 4.150% due 10/01/25	25,000	27,957
Marriott International Inc
3.125% due 06/15/26	200,000	212,609
3.500% due 10/15/32	40,000	42,544
McDonald’s Corp
3.350% due 04/01/23	25,000	26,239
3.375% due 05/26/25	100,000	108,702
3.500% due 03/01/27	50,000	55,266
3.500% due 07/01/27	300,000	332,762
3.600% due 07/01/30	100,000	112,549
3.700% due 02/15/42	200,000	225,948
3.800% due 04/01/28	25,000	28,322
4.200% due 04/01/50	150,000	181,319
4.450% due 09/01/48	10,000	12,466
4.875% due 07/15/40	10,000	12,862
Mohawk Industries Inc 3.625% due 05/15/30	50,000	54,774
NIKE Inc
2.250% due 05/01/23	27,000	27,851
2.850% due 03/27/30	350,000	380,823
3.375% due 11/01/46	200,000	225,566
3.625% due 05/01/43	25,000	29,066
Nordstrom Inc 4.250% due 08/01/31 ~	20,000	20,854
O’Reilly Automotive Inc
3.800% due 09/01/22	100,000	102,928
4.350% due 06/01/28	100,000	115,829
PACCAR Financial Corp
1.100% due 05/11/26	70,000	70,141
2.300% due 08/10/22	100,000	102,288
3.400% due 08/09/23	25,000	26,562
PulteGroup Inc 5.500% due 03/01/26	200,000	234,071
Ralph Lauren Corp 3.750% due 09/15/25	50,000	55,134
Ross Stores Inc
0.875% due 04/15/26	100,000	97,982
1.875% due 04/15/31	100,000	96,952
Sands China Ltd (Macau) 3.800% due 01/08/26	350,000	375,102

	Principal Amount	Value
Southwest Airlines Co 5.250% due 05/04/25	$180,000	$205,484
Starbucks Corp
2.450% due 06/15/26	50,000	52,711
3.500% due 03/01/28	100,000	111,848
3.500% due 11/15/50	200,000	216,061
3.550% due 08/15/29	100,000	111,857
3.750% due 12/01/47	35,000	38,702
4.300% due 06/15/45	35,000	41,232
4.450% due 08/15/49	100,000	124,278
Tapestry Inc 4.125% due 07/15/27	100,000	109,748
Target Corp
2.250% due 04/15/25	500,000	525,505
3.375% due 04/15/29	100,000	112,410
The Home Depot Inc
1.375% due 03/15/31	300,000	287,551
2.125% due 09/15/26	100,000	105,359
2.375% due 03/15/51	200,000	185,373
2.700% due 04/01/23	100,000	103,694
2.700% due 04/15/30	300,000	321,135
3.000% due 04/01/26	25,000	27,266
3.350% due 09/15/25	45,000	49,297
3.500% due 09/15/56	55,000	61,873
3.900% due 12/06/28	40,000	46,632
4.200% due 04/01/43	300,000	368,923
4.500% due 12/06/48	100,000	130,686
5.875% due 12/16/36	75,000	107,378
Toyota Motor Credit Corp
0.350% due 10/14/22	50,000	50,082
0.400% due 04/06/23	55,000	55,031
0.450% due 07/22/22	100,000	100,303
0.500% due 06/18/24	200,000	199,207
0.800% due 10/16/25	50,000	49,586
1.125% due 06/18/26	200,000	199,263
1.150% due 08/13/27	120,000	118,571
1.350% due 08/25/23	50,000	51,023
1.800% due 02/13/25	50,000	51,640
1.900% due 04/06/28	100,000	101,948
2.150% due 02/13/30	100,000	102,694
2.625% due 01/10/23	100,000	103,551
3.200% due 01/11/27	100,000	109,845
3.350% due 01/08/24	100,000	107,025
United Airlines Pass-Through Trust ‘A’
2.875% due 04/07/30	122,247	125,155
3.100% due 01/07/30	40,766	43,069
4.000% due 10/11/27	71,641	75,684
5.875% due 04/15/29	85,649	95,213
Walgreens Boots Alliance Inc 3.450% due 06/01/26	30,000	32,666
Walmart Inc
2.650% due 12/15/24	100,000	106,596
2.850% due 07/08/24	90,000	96,086
2.950% due 09/24/49	500,000	530,970
3.050% due 07/08/26	65,000	71,202
3.250% due 07/08/29	80,000	89,537
3.300% due 04/22/24	300,000	321,903
3.400% due 06/26/23	50,000	52,986
3.700% due 06/26/28	100,000	113,907
3.950% due 06/28/38	25,000	30,153
4.050% due 06/29/48	65,000	81,771
Whirlpool Corp
2.400% due 05/15/31	5,000	5,046
4.600% due 05/15/50	50,000	62,209
4.750% due 02/26/29	60,000	71,118
WW Grainger Inc
1.850% due 02/15/25	25,000	25,897
3.750% due 05/15/46	50,000	57,640
4.600% due 06/15/45	20,000	25,920

		17,157,777

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 4.7%

Abbott Laboratories
2.950% due 03/15/25	$100,000	$107,592
3.400% due 11/30/23	70,000	74,726
3.750% due 11/30/26	227,000	256,483
4.750% due 11/30/36	100,000	128,955
4.900% due 11/30/46	100,000	137,129
6.150% due 11/30/37	25,000	36,884
AbbVie Inc
2.300% due 11/21/22	425,000	436,319
2.600% due 11/21/24	80,000	84,389
2.850% due 05/14/23	50,000	52,051
2.950% due 11/21/26	455,000	489,423
3.200% due 11/06/22	70,000	72,324
3.200% due 05/14/26	100,000	108,510
3.200% due 11/21/29	175,000	190,204
3.250% due 10/01/22	100,000	102,831
3.600% due 05/14/25	175,000	191,052
3.800% due 03/15/25	70,000	76,608
4.050% due 11/21/39	70,000	81,413
4.250% due 11/21/49	300,000	360,129
4.300% due 05/14/36	50,000	59,477
4.400% due 11/06/42	125,000	151,984
4.500% due 05/14/35	160,000	192,969
4.625% due 10/01/42	100,000	123,845
4.700% due 05/14/45	50,000	62,356
4.750% due 03/15/45	330,000	415,580
Adventist Health System 3.630% due 03/01/49	15,000	16,529
Advocate Health & Hospitals Corp 3.387% due 10/15/49	50,000	54,605
Aetna Inc
2.750% due 11/15/22	125,000	128,408
2.800% due 06/15/23	25,000	26,029
3.500% due 11/15/24	100,000	108,260
3.875% due 08/15/47	30,000	33,686
4.125% due 11/15/42	100,000	114,668
Altria Group Inc
2.350% due 05/06/25	75,000	78,480
3.400% due 05/06/30	50,000	52,789
3.400% due 02/04/41	250,000	238,835
4.400% due 02/14/26	13,000	14,716
4.450% due 05/06/50	75,000	80,150
4.500% due 05/02/43	100,000	107,720
4.800% due 02/14/29	300,000	348,028
5.800% due 02/14/39	65,000	80,410
5.950% due 02/14/49	75,000	96,139
AmerisourceBergen Corp
3.400% due 05/15/24	100,000	106,976
3.450% due 12/15/27	50,000	54,648
Amgen Inc
1.900% due 02/21/25	35,000	36,271
2.200% due 02/21/27	35,000	36,368
2.300% due 02/25/31	200,000	202,595
2.450% due 02/21/30	50,000	51,593
2.770% due 09/01/53	311,000	294,726
3.200% due 11/02/27	50,000	54,655
3.375% due 02/21/50	250,000	264,454
3.625% due 05/22/24	100,000	107,686
4.400% due 05/01/45	100,000	121,630
5.150% due 11/15/41	174,000	229,378
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26	500,000	552,483
4.700% due 02/01/36	1,025,000	1,259,113
Anheuser-Busch InBev Finance Inc (Belgium) 4.625% due 02/01/44	300,000	364,952

	Principal Amount	Value
Anheuser-Busch InBev Worldwide Inc (Belgium)
3.500% due 06/01/30	$350,000	$389,689
3.750% due 07/15/42	100,000	108,656
4.000% due 04/13/28	80,000	91,143
4.375% due 04/15/38	35,000	41,905
4.439% due 10/06/48	200,000	240,088
4.500% due 06/01/50	250,000	304,761
4.600% due 04/15/48	50,000	61,160
4.750% due 01/23/29	55,000	65,576
4.750% due 04/15/58	100,000	125,639
4.900% due 01/23/31	65,000	80,056
5.450% due 01/23/39	65,000	85,904
5.550% due 01/23/49	100,000	137,666
5.800% due 01/23/59	45,000	65,104
Anthem Inc
2.550% due 03/15/31	100,000	103,144
2.950% due 12/01/22	50,000	51,710
3.300% due 01/15/23	75,000	78,269
3.350% due 12/01/24	400,000	431,804
3.600% due 03/15/51	30,000	33,031
3.650% due 12/01/27	30,000	33,608
4.375% due 12/01/47	30,000	36,714
4.625% due 05/15/42	100,000	124,447
4.650% due 01/15/43	50,000	62,510
Ascension Health 3.945% due 11/15/46	70,000	85,902
Astrazeneca Finance LLC (United Kingdom)
1.200% due 05/28/26	35,000	34,922
2.250% due 05/28/31	20,000	20,331
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30	300,000	284,130
3.000% due 05/28/51	15,000	15,541
3.125% due 06/12/27	100,000	108,763
3.375% due 11/16/25	100,000	109,514
4.000% due 09/18/42	25,000	29,863
4.375% due 11/16/45	25,000	31,169
6.450% due 09/15/37	100,000	149,674
Automatic Data Processing Inc
1.250% due 09/01/30	40,000	38,194
1.700% due 05/15/28	40,000	40,365
3.375% due 09/15/25	25,000	27,422
Avery Dennison Corp 2.650% due 04/30/30	30,000	30,872
Banner Health
1.897% due 01/01/31	40,000	39,341
2.913% due 01/01/51	50,000	51,085
BAT Capital Corp (United Kingdom)
2.259% due 03/25/28	325,000	322,911
2.726% due 03/25/31	250,000	247,074
2.789% due 09/06/24	35,000	36,785
3.215% due 09/06/26	50,000	53,095
3.222% due 08/15/24	100,000	106,270
3.462% due 09/06/29	50,000	52,872
3.557% due 08/15/27	100,000	107,144
4.390% due 08/15/37	70,000	75,590
4.700% due 04/02/27	200,000	226,153
4.758% due 09/06/49	50,000	54,299
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	25,000	25,005
Baxalta Inc
4.000% due 06/23/25	15,000	16,571
5.250% due 06/23/45	9,000	11,970
Baxter International Inc 3.950% due 04/01/30	150,000	172,889
Baylor Scott & White Holdings 2.839% due 11/15/50	200,000	201,279
Becton Dickinson and Co
2.823% due 05/20/30	70,000	73,379

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
3.363% due 06/06/24	$50,000	$53,588
3.734% due 12/15/24	129,000	140,568
3.794% due 05/20/50	350,000	393,083
4.669% due 06/06/47	50,000	62,406
Bestfoods 7.250% due 12/15/26	200,000	263,657
Biogen Inc
2.250% due 05/01/30	55,000	55,195
3.150% due 05/01/50	440,000	433,062
Boston Scientific Corp
2.650% due 06/01/30	350,000	362,348
4.000% due 03/01/29	70,000	79,695
4.550% due 03/01/39	50,000	61,180
4.700% due 03/01/49	70,000	89,730
Bristol-Myers Squibb Co
0.537% due 11/13/23	35,000	35,044
0.750% due 11/13/25	50,000	49,588
1.125% due 11/13/27	50,000	49,286
1.450% due 11/13/30	30,000	28,993
2.350% due 11/13/40	20,000	19,292
2.550% due 11/13/50	30,000	28,759
2.900% due 07/26/24	55,000	58,692
3.200% due 06/15/26	50,000	54,921
3.250% due 08/15/22	100,000	103,443
3.250% due 02/20/23	48,000	50,162
3.250% due 02/27/27	100,000	110,778
3.250% due 08/01/42	100,000	107,561
3.400% due 07/26/29	380,000	426,297
3.450% due 11/15/27	50,000	55,836
3.900% due 02/20/28	100,000	114,446
4.125% due 06/15/39	35,000	42,329
4.250% due 10/26/49	365,000	461,809
4.350% due 11/15/47	50,000	63,450
Brown-Forman Corp 4.500% due 07/15/45	40,000	51,629
Bunge Ltd Finance Corp
2.750% due 05/14/31	100,000	101,172
3.000% due 09/25/22	55,000	56,516
3.250% due 08/15/26	20,000	21,625
3.750% due 09/25/27	30,000	33,085
California Institute of Technology 3.650% due 09/01/19	20,000	22,484
Campbell Soup Co
2.500% due 08/02/22	100,000	102,236
3.650% due 03/15/23	15,000	15,788
4.150% due 03/15/28	100,000	114,171
4.800% due 03/15/48	20,000	24,608
Cardinal Health Inc
3.079% due 06/15/24	50,000	53,068
3.410% due 06/15/27	100,000	109,373
3.750% due 09/15/25	50,000	55,023
4.368% due 06/15/47	50,000	56,133
4.900% due 09/15/45	50,000	59,866
Church & Dwight Co Inc 2.450% due 08/01/22	100,000	102,062
Cigna Corp
0.613% due 03/15/24	40,000	40,000
1.250% due 03/15/26	65,000	65,223
2.375% due 03/15/31	60,000	60,898
2.400% due 03/15/30	120,000	122,534
3.050% due 10/15/27	30,000	32,428
3.200% due 03/15/40	85,000	88,365
3.400% due 03/15/50	65,000	67,840
3.400% due 03/15/51	40,000	41,828
3.750% due 07/15/23	40,000	42,611
3.875% due 10/15/47	50,000	56,118
4.125% due 11/15/25	45,000	50,457
4.375% due 10/15/28	80,000	93,113
4.800% due 08/15/38	60,000	74,812
4.900% due 12/15/48	555,000	716,098

	Principal Amount	Value
Cintas Corp No 2 3.700% due 04/01/27	$50,000	$56,083
Colgate-Palmolive Co 3.700% due 08/01/47	100,000	121,097
CommonSpirit Health 4.350% due 11/01/42	150,000	176,130
Conagra Brands Inc
3.200% due 01/25/23	41,000	42,386
4.300% due 05/01/24	15,000	16,462
4.600% due 11/01/25	35,000	39,918
4.850% due 11/01/28	45,000	53,618
5.300% due 11/01/38	50,000	63,691
5.400% due 11/01/48	40,000	53,774
Constellation Brands Inc
3.500% due 05/09/27	15,000	16,532
4.250% due 05/01/23	85,000	90,694
4.400% due 11/15/25	35,000	39,518
4.650% due 11/15/28	30,000	35,269
5.250% due 11/15/48	30,000	40,278
CVS Health Corp
1.300% due 08/21/27	335,000	328,819
1.750% due 08/21/30	200,000	193,053
2.625% due 08/15/24	30,000	31,677
2.700% due 08/21/40	65,000	63,124
2.875% due 06/01/26	100,000	107,477
3.000% due 08/15/26	35,000	37,781
3.250% due 08/15/29	65,000	70,620
3.700% due 03/09/23	28,000	29,494
3.750% due 04/01/30	100,000	112,052
3.875% due 07/20/25	200,000	220,898
4.100% due 03/25/25	37,000	41,054
4.125% due 04/01/40	300,000	348,862
4.250% due 04/01/50	200,000	237,556
4.300% due 03/25/28	185,000	212,700
4.780% due 03/25/38	95,000	117,048
5.125% due 07/20/45	105,000	136,793
5.300% due 12/05/43	200,000	265,802
Danaher Corp
2.600% due 10/01/50	125,000	119,788
3.350% due 09/15/25	30,000	32,885
4.375% due 09/15/45	30,000	37,499
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30	350,000	350,696
3.875% due 04/29/43	100,000	117,985
Dignity Health 5.267% due 11/01/64	100,000	139,384
Eli Lilly and Co
2.250% due 05/15/50	200,000	181,737
3.375% due 03/15/29	65,000	73,080
3.950% due 03/15/49	100,000	121,538
4.150% due 03/15/59	50,000	63,755
Equifax Inc 2.600% due 12/01/24	25,000	26,336
Flowers Foods Inc 2.400% due 03/15/31	45,000	45,125
Fomento Economico Mexicano SAB de CV (Mexico) 3.500% due 01/16/50	150,000	158,173
General Mills Inc
3.000% due 02/01/51 ~	60,000	60,648
3.200% due 02/10/27	100,000	109,748
3.700% due 10/17/23	40,000	42,816
4.200% due 04/17/28	50,000	57,698
Gilead Sciences Inc
0.750% due 09/29/23	45,000	45,024
1.200% due 10/01/27	45,000	43,898
1.650% due 10/01/30	40,000	38,700
2.600% due 10/01/40	450,000	434,075
2.800% due 10/01/50	100,000	96,544
2.950% due 03/01/27	100,000	107,871

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
3.650% due 03/01/26	$100,000	$110,299
4.150% due 03/01/47	75,000	88,549
4.600% due 09/01/35	45,000	55,144
4.750% due 03/01/46	50,000	63,520
GlaxoSmithKline Capital Inc (United Kingdom)
3.625% due 05/15/25	85,000	93,905
6.375% due 05/15/38	100,000	150,050
GlaxoSmithKline Capital PLC (United Kingdom)
0.534% due 10/01/23	125,000	125,480
3.375% due 06/01/29	250,000	277,996
Global Payments Inc 4.000% due 06/01/23	300,000	318,787
Hackensack Meridian Health Inc 4.500% due 07/01/57	100,000	131,645
HCA Inc
4.125% due 06/15/29	35,000	39,441
4.500% due 02/15/27	60,000	67,874
4.750% due 05/01/23	60,000	64,318
5.125% due 06/15/39	50,000	62,625
5.250% due 04/15/25	70,000	80,149
5.250% due 06/15/26	75,000	86,880
5.250% due 06/15/49	100,000	127,713
5.500% due 06/15/47	75,000	97,847
Hormel Foods Corp
0.650% due 06/03/24	20,000	20,046
1.700% due 06/03/28	35,000	35,232
3.050% due 06/03/51	25,000	25,971
Humana Inc
3.850% due 10/01/24	100,000	108,572
4.625% due 12/01/42	100,000	123,448
Ingredion Inc 3.200% due 10/01/26	100,000	108,771
Johnson & Johnson
0.550% due 09/01/25	400,000	396,571
1.300% due 09/01/30	70,000	67,933
2.050% due 03/01/23	50,000	51,300
2.100% due 09/01/40	65,000	61,831
2.250% due 09/01/50	100,000	93,716
2.450% due 03/01/26	50,000	53,327
3.400% due 01/15/38	50,000	56,950
3.500% due 01/15/48	65,000	76,037
3.550% due 03/01/36	25,000	29,143
3.625% due 03/03/37	132,000	154,286
3.700% due 03/01/46	25,000	29,785
3.750% due 03/03/47	50,000	60,276
4.850% due 05/15/41	50,000	66,824
5.950% due 08/15/37	100,000	146,910
Kaiser Foundation Hospitals
2.810% due 06/01/41	65,000	66,445
3.002% due 06/01/51	70,000	72,457
3.150% due 05/01/27	225,000	246,405
4.150% due 05/01/47	20,000	24,947
Kellogg Co
3.400% due 11/15/27	100,000	109,994
4.300% due 05/15/28	100,000	116,036
Keurig Dr Pepper Inc
2.550% due 09/15/26	50,000	53,086
3.130% due 12/15/23	50,000	53,082
3.430% due 06/15/27	35,000	38,660
4.420% due 12/15/46	250,000	301,538
Kimberly-Clark Corp
1.050% due 09/15/27	25,000	24,470
3.050% due 08/15/25	50,000	54,342
3.950% due 11/01/28	10,000	11,582
6.625% due 08/01/37	100,000	155,628
Laboratory Corp of America Holdings
1.550% due 06/01/26	70,000	70,333
2.700% due 06/01/31	100,000	102,014

	Principal Amount	Value
3.600% due 09/01/27	$100,000	$110,688
4.700% due 02/01/45	50,000	60,119
Mass General Brigham Inc 3.342% due 07/01/60	30,000	33,113
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	171,067
Mayo Clinic 3.196% due 11/15/61	100,000	108,164
McCormick & Co Inc
0.900% due 02/15/26	95,000	93,459
3.400% due 08/15/27	50,000	55,242
McKesson Corp 3.796% due 03/15/24	300,000	322,825
Mead Johnson Nutrition Co (United Kingdom) 4.600% due 06/01/44	200,000	260,392
Medtronic Inc
3.500% due 03/15/25	119,000	130,697
4.625% due 03/15/45	65,000	85,423
Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/50	55,000	56,181
Merck & Co Inc
0.750% due 02/24/26	350,000	348,201
2.400% due 09/15/22	100,000	102,059
3.400% due 03/07/29	200,000	224,324
3.600% due 09/15/42	300,000	344,431
4.150% due 05/18/43	100,000	122,992
Molson Coors Beverage Co
4.200% due 07/15/46	40,000	44,670
5.000% due 05/01/42	100,000	123,011
Mondelez International Inc
1.500% due 02/04/31	40,000	37,898
1.875% due 10/15/32	300,000	291,073
2.625% due 09/04/50	25,000	23,329
Moody’s Corp
2.550% due 08/18/60	50,000	44,467
4.875% due 02/15/24	50,000	54,960
4.875% due 12/17/48	50,000	65,842
Mount Sinai Hospitals Group Inc 3.981% due 07/01/48	50,000	55,997
Northwell Healthcare Inc 3.809% due 11/01/49	100,000	110,913
Northwestern University 3.662% due 12/01/57	25,000	30,629
Novartis Capital Corp (Switzerland)
2.400% due 09/21/22	75,000	76,924
3.000% due 11/20/25	100,000	108,527
3.100% due 05/17/27	30,000	32,825
3.400% due 05/06/24	150,000	161,801
4.000% due 11/20/45	100,000	122,462
NYU Langone Hospitals 4.368% due 07/01/47	25,000	30,236
PayPal Holdings Inc
1.350% due 06/01/23	35,000	35,632
1.650% due 06/01/25	315,000	323,523
2.300% due 06/01/30	55,000	56,969
3.250% due 06/01/50	65,000	70,869
PeaceHealth Obligated Group 1.375% due 11/15/25	15,000	15,159
PepsiCo Inc
0.750% due 05/01/23	85,000	85,760
1.625% due 05/01/30	60,000	59,084
2.375% due 10/06/26	55,000	58,598
2.750% due 03/01/23	100,000	104,069
2.750% due 04/30/25	100,000	106,870
2.750% due 03/19/30	500,000	539,168
3.100% due 07/17/22	50,000	51,261
3.450% due 10/06/46	60,000	67,718
3.500% due 07/17/25	50,000	54,975
3.600% due 03/01/24	71,000	76,348

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
3.625% due 03/19/50	$250,000	$293,186
4.000% due 05/02/47	35,000	42,578
4.600% due 07/17/45	35,000	45,864
PerkinElmer Inc
2.550% due 03/15/31	85,000	87,276
3.300% due 09/15/29	30,000	32,517
Pfizer Inc
0.800% due 05/28/25	30,000	30,115
1.700% due 05/28/30	350,000	349,112
2.550% due 05/28/40	25,000	25,184
2.625% due 04/01/30	250,000	266,570
2.700% due 05/28/50	25,000	24,933
3.000% due 12/15/26	100,000	109,972
3.200% due 09/15/23	50,000	52,866
3.400% due 05/15/24	150,000	162,474
3.600% due 09/15/28	100,000	113,575
3.900% due 03/15/39	25,000	30,009
4.100% due 09/15/38	50,000	61,072
4.200% due 09/15/48	35,000	44,027
Philip Morris International Inc
0.875% due 05/01/26	100,000	98,785
1.750% due 11/01/30	100,000	96,725
2.125% due 05/10/23	25,000	25,748
3.250% due 11/10/24	125,000	135,260
3.375% due 08/11/25	50,000	54,618
4.250% due 11/10/44	30,000	35,034
4.500% due 03/20/42	200,000	237,989
6.375% due 05/16/38	100,000	143,071
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	137,661
Providence St Joseph Health Obligated Group 3.930% due 10/01/48	35,000	40,870
Quest Diagnostics Inc
2.800% due 06/30/31	70,000	73,164
2.950% due 06/30/30	55,000	58,422
RELX Capital Inc (United Kingdom)
3.500% due 03/16/23	60,000	62,946
4.000% due 03/18/29	100,000	113,765
Reynolds American Inc (United Kingdom) 6.150% due 09/15/43	300,000	376,303
Royalty Pharma PLC 3.300% due 09/02/40 ~	300,000	302,656
RWJ Barnabas Health Inc 3.477% due 07/01/49	25,000	27,911
S&P Global Inc 4.000% due 06/15/25	50,000	55,692
Sanofi (France) 3.375% due 06/19/23	100,000	105,792
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/26	250,000	271,637
Smith & Nephew PLC (United Kingdom) 2.032% due 10/14/30	250,000	244,842
SSM Health Care Corp 3.688% due 06/01/23	50,000	52,490
Stanford Health Care 3.027% due 08/15/51	30,000	31,090
Stryker Corp
1.150% due 06/15/25	250,000	251,992
4.100% due 04/01/43	100,000	117,757
Sutter Health
2.294% due 08/15/30	55,000	55,562
3.361% due 08/15/50	55,000	58,540
Sysco Corp
3.250% due 07/15/27	50,000	54,185
3.550% due 03/15/25	50,000	54,406
3.750% due 10/01/25	25,000	27,534
4.450% due 03/15/48	50,000	59,876
4.500% due 04/01/46	25,000	29,792
4.850% due 10/01/45	15,000	18,721

	Principal Amount	Value
Takeda Pharmaceutical Co Ltd (Japan)
3.175% due 07/09/50	$250,000	$253,215
4.400% due 11/26/23	100,000	108,589
5.000% due 11/26/28	100,000	120,498
The Children’s Hospital of Philadelphia 2.704% due 07/01/50	250,000	246,437
The Coca-Cola Co
1.375% due 03/15/31	200,000	191,401
1.500% due 03/05/28	60,000	60,268
2.000% due 03/05/31	65,000	65,700
2.125% due 09/06/29	100,000	103,249
2.250% due 01/05/32	100,000	102,465
2.875% due 05/05/41	100,000	104,083
3.000% due 03/05/51	415,000	432,682
The Estee Lauder Cos Inc
1.950% due 03/15/31	45,000	45,064
2.000% due 12/01/24	10,000	10,457
2.375% due 12/01/29	10,000	10,480
3.125% due 12/01/49	15,000	16,304
3.150% due 03/15/27	50,000	54,935
4.150% due 03/15/47	30,000	37,348
The George Washington University 4.300% due 09/15/44	50,000	63,261
The Georgetown University 2.943% due 04/01/50	25,000	25,291
The Hershey Co
2.300% due 08/15/26	50,000	53,179
3.375% due 05/15/23	50,000	52,685
The JM Smucker Co
2.375% due 03/15/30	65,000	66,293
3.550% due 03/15/50	50,000	54,381
The Johns Hopkins Health System Corp 3.837% due 05/15/46	50,000	59,302
The Kroger Co
2.800% due 08/01/22	100,000	102,435
3.500% due 02/01/26	50,000	54,938
3.950% due 01/15/50	100,000	114,022
4.650% due 01/15/48	100,000	123,517
5.150% due 08/01/43	25,000	32,267
The Leland Stanford Junior University 3.647% due 05/01/48	125,000	150,880
The New York and Presbyterian Hospital 3.954% due 08/01/19	35,000	41,600
The Procter & Gamble Co
0.550% due 10/29/25	50,000	49,452
1.000% due 04/23/26	250,000	252,043
1.200% due 10/29/30	50,000	47,725
3.000% due 03/25/30	300,000	331,270
The Toledo Hospital
5.750% due 11/15/38	50,000	60,956
6.015% due 11/15/48	50,000	62,100
The Trustees of Princeton University 5.700% due 03/01/39	50,000	72,676
The University of Chicago 2.761% due 04/01/45	10,000	10,167
Thermo Fisher Scientific Inc
2.950% due 09/19/26	30,000	32,391
3.650% due 12/15/25	100,000	110,489
5.300% due 02/01/44	100,000	138,890
Tyson Foods Inc
4.000% due 03/01/26	15,000	16,742
4.350% due 03/01/29	20,000	23,294
5.100% due 09/28/48	10,000	13,187
Unilever Capital Corp (United Kingdom) 5.900% due 11/15/32	50,000	68,844
UnitedHealth Group Inc
0.550% due 05/15/24	35,000	34,965
1.150% due 05/15/26	50,000	50,034
2.000% due 05/15/30	405,000	408,621
2.300% due 05/15/31	50,000	51,242

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
2.375% due 08/15/24	$70,000	$73,689
2.875% due 08/15/29	75,000	80,980
2.900% due 05/15/50	300,000	303,566
3.050% due 05/15/41	50,000	52,422
3.250% due 05/15/51	50,000	53,441
3.500% due 06/15/23	50,000	53,048
3.500% due 02/15/24	20,000	21,547
3.500% due 08/15/39	60,000	67,150
3.700% due 12/15/25	20,000	22,309
3.700% due 08/15/49	65,000	74,589
3.750% due 07/15/25	75,000	83,273
3.850% due 06/15/28	100,000	115,032
3.875% due 12/15/28	25,000	28,814
3.875% due 08/15/59	100,000	118,877
4.250% due 06/15/48	50,000	62,173
4.450% due 12/15/48	25,000	32,003
4.750% due 07/15/45	50,000	65,684
6.875% due 02/15/38	250,000	388,320
University of Notre Dame du Lac 3.394% due 02/15/48	50,000	58,529
University of Southern California
2.805% due 10/01/50	50,000	50,894
3.028% due 10/01/39	50,000	53,782
Utah Acquisition Sub Inc 3.950% due 06/15/26	100,000	110,231
Verisk Analytics Inc 4.125% due 09/12/22	100,000	104,260
Viatris Inc 3.850% due 06/22/40 ~	400,000	425,978
Wyeth LLC
5.950% due 04/01/37	50,000	71,973
6.500% due 02/01/34	100,000	145,979
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	170,000	184,524
Zoetis Inc 3.250% due 02/01/23	300,000	311,651

		51,585,108

Energy - 2.1%

Baker Hughes a GE Co LLC
2.773% due 12/15/22	50,000	51,669
3.337% due 12/15/27	100,000	109,376
4.080% due 12/15/47	50,000	57,230
Baker Hughes Holdings LLC 5.125% due 09/15/40	50,000	64,111
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	111,910
BP Capital Markets America Inc
1.749% due 08/10/30	130,000	127,003
2.750% due 05/10/23	250,000	260,453
2.772% due 11/10/50	130,000	120,662
3.000% due 02/24/50	150,000	145,304
3.119% due 05/04/26	25,000	27,134
3.224% due 04/14/24	100,000	106,667
3.588% due 04/14/27	100,000	110,848
3.790% due 02/06/24	355,000	383,132
4.234% due 11/06/28	400,000	464,139
Burlington Resources LLC 7.400% due 12/01/31	100,000	147,660
Canadian Natural Resources Ltd (Canada)
2.050% due 07/15/25	300,000	308,478
2.950% due 01/15/23	50,000	51,809
3.800% due 04/15/24	43,000	46,266
3.850% due 06/01/27	50,000	55,094
4.950% due 06/01/47	25,000	31,144
6.750% due 02/01/39	90,000	126,138
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29	60,000	65,597
5.125% due 06/30/27	300,000	349,160

	Principal Amount	Value
Chevron Corp
1.141% due 05/11/23	$200,000	$203,043
1.554% due 05/11/25	35,000	35,876
1.995% due 05/11/27	350,000	361,483
2.236% due 05/11/30	25,000	25,783
2.566% due 05/16/23	100,000	103,828
2.954% due 05/16/26	100,000	108,452
2.978% due 05/11/40	15,000	15,756
3.326% due 11/17/25	50,000	54,781
Chevron USA Inc
3.850% due 01/15/28	50,000	57,025
5.050% due 11/15/44	150,000	201,564
ConocoPhillips Co
4.300% due 08/15/28 ~	150,000	174,267
4.850% due 08/15/48 ~	350,000	465,292
4.950% due 03/15/26	50,000	58,274
6.950% due 04/15/29	100,000	136,395
Devon Energy Corp
5.000% due 06/15/45	105,000	123,573
5.850% due 12/15/25	50,000	58,742
Diamondback Energy Inc
2.875% due 12/01/24	65,000	68,698
3.500% due 12/01/29	100,000	107,142
Ecopetrol SA (Colombia)
5.375% due 06/26/26	85,000	93,827
5.875% due 09/18/23	50,000	54,111
5.875% due 05/28/45	200,000	214,550
Enable Midstream Partners LP 4.400% due 03/15/27	200,000	220,721
Enbridge Energy Partners LP 7.500% due 04/15/38	50,000	74,282
Enbridge Inc (Canada)
2.500% due 01/15/25	50,000	52,432
2.500% due 08/01/33	100,000	100,269
2.900% due 07/15/22	100,000	102,423
3.400% due 08/01/51	70,000	70,472
3.700% due 07/15/27	100,000	110,366
4.500% due 06/10/44	150,000	177,571
Energy Transfer LP
2.900% due 05/15/25	40,000	42,117
3.450% due 01/15/23	100,000	103,476
3.750% due 05/15/30	310,000	337,046
3.900% due 07/15/26	100,000	109,282
4.050% due 03/15/25	100,000	108,511
4.200% due 04/15/27	100,000	110,594
4.900% due 02/01/24	100,000	108,834
5.000% due 05/15/50	500,000	579,026
5.250% due 04/15/29	25,000	29,553
5.300% due 04/15/47	100,000	117,185
5.950% due 10/01/43	100,000	125,330
6.125% due 12/15/45	200,000	255,348
6.500% due 02/01/42	100,000	130,037
Enterprise Products Operating LLC
3.125% due 07/31/29	100,000	107,974
4.150% due 10/16/28	50,000	57,542
4.200% due 01/31/50	450,000	519,925
4.250% due 02/15/48	25,000	28,681
4.800% due 02/01/49	50,000	61,723
5.375% due 02/15/78	300,000	312,691
6.125% due 10/15/39	115,000	161,830
6.875% due 03/01/33	150,000	214,662
Equinor ASA (Norway)
2.375% due 05/22/30	125,000	129,000
2.450% due 01/17/23	100,000	103,178
3.950% due 05/15/43	300,000	351,853
Exxon Mobil Corp
1.571% due 04/15/23	600,000	613,495
1.902% due 08/16/22	20,000	20,377
2.019% due 08/16/24	50,000	52,041
2.440% due 08/16/29	50,000	52,411

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
2.610% due 10/15/30	$250,000	$263,715
2.995% due 08/16/39	50,000	51,408
3.043% due 03/01/26	150,000	162,919
3.176% due 03/15/24	200,000	213,095
3.452% due 04/15/51	200,000	218,129
4.114% due 03/01/46	65,000	76,807
4.327% due 03/19/50	300,000	372,980
Halliburton Co
3.800% due 11/15/25	15,000	16,592
4.850% due 11/15/35	50,000	58,937
5.000% due 11/15/45	342,000	417,382
7.450% due 09/15/39	25,000	36,845
Hess Corp
4.300% due 04/01/27	50,000	55,702
5.600% due 02/15/41	50,000	62,500
5.800% due 04/01/47	50,000	65,409
7.125% due 03/15/33	50,000	67,948
HollyFrontier Corp 2.625% due 10/01/23	45,000	46,558
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	100,000	103,216
4.150% due 02/01/24	100,000	108,045
Kinder Morgan Inc
2.000% due 02/15/31	210,000	202,109
3.250% due 08/01/50	220,000	213,199
4.300% due 03/01/28	300,000	342,646
5.300% due 12/01/34	70,000	86,613
5.550% due 06/01/45	350,000	453,851
Magellan Midstream Partners LP
4.200% due 10/03/47	50,000	55,673
4.250% due 09/15/46	70,000	79,170
5.000% due 03/01/26	50,000	57,529
Marathon Oil Corp
3.850% due 06/01/25	50,000	54,483
4.400% due 07/15/27	100,000	113,374
5.200% due 06/01/45	50,000	60,168
Marathon Petroleum Corp
3.800% due 04/01/28	30,000	33,475
4.500% due 04/01/48	25,000	28,651
4.750% due 12/15/23	150,000	163,730
5.125% due 12/15/26	50,000	58,832
6.500% due 03/01/41	100,000	138,986
MPLX LP
2.650% due 08/15/30	45,000	45,459
3.375% due 03/15/23	25,000	26,148
4.250% due 12/01/27	250,000	283,556
4.500% due 04/15/38	30,000	34,468
4.700% due 04/15/48	45,000	52,415
4.875% due 12/01/24	250,000	280,043
4.900% due 04/15/58	15,000	17,992
NOV Inc 3.950% due 12/01/42	100,000	99,145
ONEOK Inc
2.200% due 09/15/25	25,000	25,728
3.100% due 03/15/30	25,000	26,164
4.000% due 07/13/27	130,000	143,909
4.350% due 03/15/29	100,000	112,975
4.500% due 03/15/50	25,000	27,905
4.550% due 07/15/28	50,000	57,086
4.950% due 07/13/47	50,000	58,826
5.200% due 07/15/48	25,000	30,685
ONEOK Partners LP 3.375% due 10/01/22	100,000	102,760
Phillips 66
0.900% due 02/15/24	35,000	35,048
1.300% due 02/15/26	20,000	20,004
4.650% due 11/15/34	200,000	240,536
Phillips 66 Partners LP
2.450% due 12/15/24	50,000	52,217
3.550% due 10/01/26	50,000	54,402
4.900% due 10/01/46	25,000	29,884

	Principal Amount	Value
Pioneer Natural Resources Co
0.550% due 05/15/23	$35,000	$35,047
2.150% due 01/15/31	35,000	34,345
4.450% due 01/15/26	50,000	56,417
Plains All American Pipeline LP
4.500% due 12/15/26	150,000	168,485
4.650% due 10/15/25	100,000	111,952
4.700% due 06/15/44	50,000	53,087
Sabine Pass Liquefaction LLC
4.500% due 05/15/30	205,000	236,824
5.625% due 03/01/25	165,000	188,720
Schlumberger Investment SA
2.650% due 06/26/30	100,000	105,151
3.650% due 12/01/23	42,000	44,875
Shell International Finance BV (Netherlands)
0.375% due 09/15/23	100,000	99,968
2.375% due 08/21/22	100,000	102,413
2.375% due 04/06/25	200,000	210,359
2.500% due 09/12/26	50,000	53,278
2.750% due 04/06/30	85,000	90,679
2.875% due 05/10/26	100,000	108,101
3.250% due 05/11/25	100,000	108,584
3.250% due 04/06/50	100,000	106,549
3.625% due 08/21/42	100,000	113,205
3.750% due 09/12/46	50,000	56,826
4.000% due 05/10/46	100,000	117,293
4.125% due 05/11/35	263,000	313,315
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	21,768
Suncor Energy Inc (Canada)
4.000% due 11/15/47	70,000	77,936
6.800% due 05/15/38	200,000	287,437
TC PipeLines LP 3.900% due 05/25/27	20,000	22,087
The Williams Cos Inc
3.700% due 01/15/23	25,000	26,042
3.750% due 06/15/27	50,000	55,586
4.550% due 06/24/24	85,000	93,676
5.100% due 09/15/45	100,000	124,904
5.750% due 06/24/44	35,000	46,034
6.300% due 04/15/40	20,000	27,452
TotalEnergies Capital International SA (France)
2.434% due 01/10/25	50,000	52,566
2.829% due 01/10/30	50,000	53,744
3.127% due 05/29/50	100,000	101,590
3.461% due 07/12/49	50,000	54,462
3.700% due 01/15/24	200,000	215,456
TotalEnergies Capital SA (France) 3.883% due 10/11/28	25,000	28,702
TransCanada PipeLines Ltd (Canada)
2.500% due 08/01/22	100,000	102,301
3.750% due 10/16/23	100,000	106,491
4.100% due 04/15/30	200,000	230,018
4.250% due 05/15/28	50,000	57,495
5.100% due 03/15/49	50,000	65,732
7.625% due 01/15/39	50,000	77,634
Transcontinental Gas Pipe Line Co LLC
3.250% due 05/15/30	25,000	27,091
3.950% due 05/15/50	250,000	280,650
4.000% due 03/15/28	50,000	56,652
4.450% due 08/01/42	150,000	180,327
Valero Energy Corp
2.150% due 09/15/27	100,000	101,700
3.400% due 09/15/26	100,000	108,396
6.625% due 06/15/37	150,000	205,872
Valero Energy Partners LP 4.375% due 12/15/26	65,000	73,681

		23,772,690

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Financial - 9.9%

AerCap Ireland Capital DAC (Ireland)
3.875% due 01/23/28	$150,000	$160,673
4.500% due 09/15/23	150,000	160,899
6.500% due 07/15/25	250,000	293,412
Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	54,300
African Development Bank (Ivory Coast)
0.875% due 03/23/26	400,000	399,773
1.625% due 09/16/22	85,000	86,471
Air Lease Corp
2.300% due 02/01/25	100,000	103,467
2.625% due 07/01/22	50,000	50,964
2.750% due 01/15/23	100,000	103,203
3.000% due 02/01/30	100,000	101,538
3.250% due 03/01/25	100,000	106,653
3.875% due 07/03/23	150,000	159,223
Aircastle Ltd
4.125% due 05/01/24	30,000	32,003
5.000% due 04/01/23	30,000	32,105
Alexandria Real Estate Equities Inc REIT
2.750% due 12/15/29	50,000	52,235
3.375% due 08/15/31	60,000	66,019
3.950% due 01/15/27	25,000	27,887
4.000% due 02/01/50	100,000	114,962
4.500% due 07/30/29	20,000	23,505
Ally Financial Inc
1.450% due 10/02/23	85,000	86,307
3.050% due 06/05/23	65,000	67,855
5.800% due 05/01/25	200,000	232,545
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	108,896
American Express Co
2.500% due 07/30/24	35,000	36,892
2.650% due 12/02/22	150,000	154,966
3.000% due 10/30/24	50,000	53,653
3.700% due 08/03/23	100,000	106,534
4.050% due 12/03/42	125,000	149,505
American Express Credit Corp 3.300% due 05/03/27	415,000	459,377
American Financial Group Inc 4.500% due 06/15/47	50,000	59,683
American International Group Inc
3.400% due 06/30/30	100,000	109,753
3.750% due 07/10/25	35,000	38,605
3.875% due 01/15/35	100,000	113,481
4.200% due 04/01/28	100,000	115,177
4.375% due 06/30/50	100,000	121,933
4.375% due 01/15/55	100,000	121,663
4.500% due 07/16/44	100,000	121,551
4.700% due 07/10/35	50,000	61,029
4.800% due 07/10/45	50,000	62,708
American Tower Corp REIT
1.875% due 10/15/30	200,000	193,269
2.900% due 01/15/30	50,000	52,662
2.950% due 01/15/25	100,000	106,436
3.100% due 06/15/50	50,000	48,977
3.375% due 10/15/26	100,000	109,064
3.600% due 01/15/28	100,000	110,111
Ameriprise Financial Inc 4.000% due 10/15/23	100,000	107,995
Aon Corp 4.500% due 12/15/28	200,000	234,146
Arch Capital Group Ltd 3.635% due 06/30/50	200,000	216,059
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	263,034

	Principal Amount	Value
Ares Capital Corp
2.150% due 07/15/26	$350,000	$348,384
3.250% due 07/15/25	50,000	52,618
3.500% due 02/10/23	50,000	51,895
Asian Development Bank (Multi-National)
0.250% due 07/14/23	135,000	134,805
0.375% due 06/11/24	180,000	179,445
0.500% due 02/04/26	400,000	393,842
0.625% due 04/29/25	500,000	497,492
1.000% due 04/14/26	200,000	200,685
1.250% due 06/09/28	50,000	50,019
1.500% due 10/18/24	150,000	154,558
1.750% due 08/14/26	250,000	260,049
2.625% due 01/12/27	200,000	217,570
2.750% due 01/19/28	100,000	109,560
3.125% due 09/26/28	200,000	224,722
Assurant Inc 4.900% due 03/27/28	100,000	116,645
Assured Guaranty US Holdings Inc 3.150% due 06/15/31	70,000	72,778
Athene Holding Ltd 3.500% due 01/15/31	20,000	21,346
AvalonBay Communities Inc REIT
2.450% due 01/15/31	105,000	107,879
2.950% due 09/15/22	35,000	35,890
3.350% due 05/15/27	25,000	27,448
4.150% due 07/01/47	50,000	60,690
AXA SA (France) 8.600% due 12/15/30	75,000	114,055
Banco Santander SA (Spain)
0.701% due 06/30/24	250,000	250,574
2.706% due 06/27/24	200,000	210,525
2.749% due 12/03/30	200,000	198,302
Bank of America Corp
0.810% due 10/24/24	100,000	100,442
1.197% due 10/24/26	100,000	99,156
1.319% due 06/19/26	500,000	501,305
1.486% due 05/19/24	200,000	203,525
1.658% due 03/11/27	100,000	100,843
1.734% due 07/22/27	350,000	352,882
1.922% due 10/24/31	100,000	97,556
2.015% due 02/13/26	100,000	103,148
2.456% due 10/22/25	50,000	52,337
2.496% due 02/13/31	100,000	102,208
2.503% due 10/21/22	150,000	151,012
2.592% due 04/29/31	500,000	515,830
2.651% due 03/11/32	100,000	102,793
2.676% due 06/19/41	350,000	340,195
2.816% due 07/21/23	200,000	205,025
2.831% due 10/24/51	25,000	24,435
2.884% due 10/22/30	50,000	52,711
3.004% due 12/20/23	200,000	207,311
3.248% due 10/21/27	150,000	162,839
3.300% due 01/11/23	350,000	365,380
3.311% due 04/22/42	400,000	423,680
3.366% due 01/23/26	100,000	107,857
3.419% due 12/20/28	169,000	184,182
3.458% due 03/15/25	150,000	160,399
3.483% due 03/13/52	100,000	109,392
3.500% due 04/19/26	150,000	165,332
3.550% due 03/05/24	100,000	105,089
3.593% due 07/21/28	100,000	110,195
3.824% due 01/20/28	300,000	333,223
3.875% due 08/01/25	100,000	111,150
3.946% due 01/23/49	100,000	116,453
3.950% due 04/21/25	200,000	219,647
3.970% due 03/05/29	100,000	112,846
4.078% due 04/23/40	200,000	233,838
4.083% due 03/20/51	350,000	419,073
4.183% due 11/25/27	100,000	112,097

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
4.450% due 03/03/26	$85,000	$96,586
4.750% due 04/21/45	85,000	109,511
6.110% due 01/29/37	250,000	342,409
7.750% due 05/14/38	200,000	316,201
Bank of Montreal (Canada)
0.450% due 12/08/23	145,000	145,596
0.949% due 01/22/27	100,000	98,432
2.050% due 11/01/22	60,000	61,415
2.350% due 09/11/22	150,000	153,799
3.300% due 02/05/24	100,000	107,128
Barclays PLC (United Kingdom)
1.007% due 12/10/24	300,000	301,205
2.645% due 06/24/31	200,000	202,880
4.337% due 01/10/28	300,000	335,655
4.375% due 01/12/26	200,000	224,060
4.950% due 01/10/47	200,000	258,958
Berkshire Hathaway Finance Corp
1.450% due 10/15/30	80,000	78,230
2.500% due 01/15/51	410,000	384,322
2.850% due 10/15/50	90,000	90,025
4.300% due 05/15/43	200,000	249,838
5.750% due 01/15/40	25,000	36,286
Berkshire Hathaway Inc
2.750% due 03/15/23	350,000	363,324
3.000% due 02/11/23	50,000	52,204
BlackRock Inc
1.900% due 01/28/31	15,000	15,028
2.400% due 04/30/30	45,000	47,169
3.200% due 03/15/27	56,000	62,131
3.250% due 04/30/29	60,000	67,183
Blackstone Secured Lending Fund 2.750% due 09/16/26 ~	100,000	101,410
Boston Properties LP
2.550% due 04/01/32	250,000	251,813
3.250% due 01/30/31	150,000	160,833
Brandywine Operating Partnership LP REIT
4.550% due 10/01/29	50,000	56,090
Brighthouse Financial Inc
3.700% due 06/22/27	100,000	108,845
4.700% due 06/22/47	50,000	55,628
Brixmor Operating Partnership LP REIT
3.250% due 09/15/23	100,000	105,127
4.050% due 07/01/30	10,000	11,206
4.125% due 06/15/26	50,000	55,706
Brookfield Finance Inc (Canada)
3.500% due 03/30/51	50,000	52,368
4.000% due 04/01/24	50,000	54,065
4.700% due 09/20/47	50,000	61,234
4.850% due 03/29/29	100,000	117,849
Brown & Brown Inc 4.500% due 03/15/29	50,000	57,569
Camden Property Trust REIT
3.150% due 07/01/29	30,000	32,640
4.100% due 10/15/28	20,000	23,016
Canadian Imperial Bank of Commerce (Canada)
0.500% due 12/14/23	100,000	99,775
0.950% due 10/23/25	20,000	19,886
1.250% due 06/22/26	100,000	99,634
2.606% due 07/22/23	50,000	51,162
3.100% due 04/02/24	150,000	159,482
Capital One Financial Corp
3.200% due 02/05/25	200,000	215,055
3.300% due 10/30/24	100,000	107,774
3.750% due 07/28/26	250,000	276,073
3.750% due 03/09/27	50,000	55,615
3.800% due 01/31/28	200,000	225,541
CBRE Services Inc 4.875% due 03/01/26	100,000	115,700

	Principal Amount	Value
CC Holdings GS V LLC REIT 3.849% due 04/15/23	$100,000	$105,921
Chubb INA Holdings Inc
1.375% due 09/15/30	250,000	237,981
2.700% due 03/13/23	25,000	26,010
3.150% due 03/15/25	100,000	108,220
4.150% due 03/13/43	25,000	30,490
Citigroup Inc
0.776% due 10/30/24	100,000	100,283
0.981% due 05/01/25	50,000	50,135
1.122% due 01/28/27	750,000	739,713
1.462% due 06/09/27	100,000	99,688
2.561% due 05/01/32	55,000	56,026
2.572% due 06/03/31	600,000	617,420
2.666% due 01/29/31	150,000	154,983
2.700% due 10/27/22	100,000	102,922
2.876% due 07/24/23	200,000	205,174
2.976% due 11/05/30	100,000	106,063
3.106% due 04/08/26	600,000	642,445
3.400% due 05/01/26	100,000	109,242
3.520% due 10/27/28	100,000	109,573
3.668% due 07/24/28	100,000	110,391
3.750% due 06/16/24	100,000	108,824
3.875% due 03/26/25	100,000	109,785
3.878% due 01/24/39	100,000	115,558
3.887% due 01/10/28	100,000	111,384
4.000% due 08/05/24	50,000	54,480
4.125% due 07/25/28	100,000	112,747
4.300% due 11/20/26	100,000	113,041
4.750% due 05/18/46	50,000	63,750
5.300% due 05/06/44	400,000	541,231
6.125% due 08/25/36	100,000	138,530
CME Group Inc
3.000% due 09/15/22	50,000	51,610
3.000% due 03/15/25	50,000	53,579
3.750% due 06/15/28	100,000	114,096
4.150% due 06/15/48	50,000	65,026
CNA Financial Corp
3.450% due 08/15/27	100,000	109,743
4.500% due 03/01/26	50,000	56,796
Comerica Bank 4.000% due 07/27/25	250,000	276,233
Cooperatieve Rabobank UA (Netherlands)
0.375% due 01/12/24	250,000	249,089
3.375% due 05/21/25	250,000	273,294
5.250% due 05/24/41	200,000	276,396
Corp Andina de Fomento (Multi-National) 2.750% due 01/06/23	200,000	206,990
Corporate Office Properties LP REIT 2.250% due 03/15/26	35,000	36,006
Council Of Europe Development Bank (France)
0.250% due 10/20/23	250,000	249,245
2.625% due 02/13/23	60,000	62,248
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	500,000	505,514
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	250,000	271,364
3.800% due 09/15/22	250,000	260,212
Crown Castle International Corp 2.100% due 04/01/31	200,000	195,094
Crown Castle International Corp REIT
3.150% due 07/15/23	30,000	31,511
3.200% due 09/01/24	35,000	37,401
3.250% due 01/15/51	200,000	199,492
3.650% due 09/01/27	35,000	38,633
3.700% due 06/15/26	35,000	38,546
3.800% due 02/15/28	50,000	55,594
4.000% due 03/01/27	40,000	44,824

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
4.300% due 02/15/29	$60,000	$69,103
4.450% due 02/15/26	35,000	39,586
4.750% due 05/15/47	25,000	30,572
CubeSmart LP REIT
2.000% due 02/15/31	15,000	14,598
3.125% due 09/01/26	50,000	53,521
CyrusOne LP REIT 3.450% due 11/15/29	60,000	63,876
Deutsche Bank AG (Germany)
2.129% due 11/24/26	350,000	355,393
2.222% due 09/18/24	150,000	154,110
3.700% due 05/30/24	285,000	305,623
Digital Realty Trust LP REIT
3.700% due 08/15/27	50,000	56,000
4.450% due 07/15/28	100,000	115,980
Discover Bank
3.350% due 02/06/23	250,000	260,531
3.450% due 07/27/26	250,000	273,193
Duke Realty LP REIT
1.750% due 02/01/31	20,000	19,221
2.875% due 11/15/29	40,000	42,158
3.375% due 12/15/27	60,000	66,036
Enstar Group Ltd 4.950% due 06/01/29	25,000	28,779
Equinix Inc
2.000% due 05/15/28	35,000	35,181
2.500% due 05/15/31	100,000	101,791
3.400% due 02/15/52	10,000	10,305
Equinix Inc REIT
2.150% due 07/15/30	350,000	348,083
2.625% due 11/18/24	65,000	68,421
Equitable Holdings Inc 4.350% due 04/20/28	300,000	344,384
ERP Operating LP REIT
2.850% due 11/01/26	70,000	74,878
3.500% due 03/01/28	100,000	110,491
4.500% due 06/01/45	75,000	94,074
Essex Portfolio LP REIT
2.550% due 06/15/31	65,000	65,981
2.650% due 03/15/32	30,000	30,499
3.375% due 04/15/26	50,000	54,258
3.875% due 05/01/24	50,000	53,845
4.000% due 03/01/29	25,000	28,246
European Bank for Reconstruction & Development (United Kingdom) 0.250% due 07/10/23	250,000	249,658
European Investment Bank (Multi-National)
0.250% due 09/15/23	865,000	863,572
0.375% due 03/26/26	300,000	292,644
0.625% due 10/21/27	250,000	240,249
1.250% due 02/14/31	300,000	292,431
1.375% due 05/15/23	125,000	127,645
1.625% due 03/14/25	230,000	237,806
1.625% due 10/09/29	195,000	199,344
2.250% due 06/24/24	250,000	263,127
2.875% due 08/15/23	450,000	474,657
3.125% due 12/14/23	200,000	213,503
Federal Realty Investment Trust REIT
1.250% due 02/15/26	300,000	298,103
3.950% due 01/15/24	50,000	53,647
4.500% due 12/01/44	50,000	59,326
Fidelity National Financial Inc
3.400% due 06/15/30	200,000	215,748
4.500% due 08/15/28	50,000	57,457
Fifth Third Bancorp
2.550% due 05/05/27	60,000	63,470
8.250% due 03/01/38	25,000	41,801
Franklin Resources Inc 2.800% due 09/15/22	25,000	25,734
FS KKR Capital Corp
2.625% due 01/15/27	100,000	98,990
4.125% due 02/01/25	50,000	53,158

	Principal Amount	Value
GE Capital Funding LLC 4.400% due 05/15/30	$200,000	$233,233
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35	413,000	495,700
Globe Life Inc 4.550% due 09/15/28	50,000	58,646
GLP Capital LP REIT
4.000% due 01/15/31	50,000	53,937
5.250% due 06/01/25	25,000	28,174
5.375% due 11/01/23	25,000	27,230
5.375% due 04/15/26	50,000	57,677
5.750% due 06/01/28	25,000	29,781
Golub Capital BDC Inc 2.500% due 08/24/26	60,000	60,378
Healthcare Realty Trust REIT 2.400% due 03/15/30	25,000	25,182
Healthcare Trust of America Holdings LP REIT
2.000% due 03/15/31	25,000	24,185
3.100% due 02/15/30	50,000	53,171
Healthpeak Properties Inc REIT
2.875% due 01/15/31	200,000	209,651
3.000% due 01/15/30	100,000	106,194
3.400% due 02/01/25	7,000	7,522
Highwoods Realty LP REIT
4.125% due 03/15/28	20,000	22,447
4.200% due 04/15/29	50,000	56,201
Host Hotels & Resorts LP REIT
3.375% due 12/15/29	25,000	26,245
3.500% due 09/15/30	100,000	105,052
3.750% due 10/15/23	100,000	105,511
HSBC Holdings PLC (United Kingdom)
1.589% due 05/24/27	500,000	501,340
1.645% due 04/18/26	250,000	253,474
2.357% due 08/18/31	250,000	250,400
2.804% due 05/24/32	200,000	205,401
2.848% due 06/04/31	200,000	207,783
3.803% due 03/11/25	200,000	215,150
3.900% due 05/25/26	200,000	222,595
3.973% due 05/22/30	290,000	324,853
4.250% due 08/18/25	200,000	221,683
4.375% due 11/23/26	200,000	225,712
6.800% due 06/01/38	150,000	215,725
HSBC USA Inc 3.500% due 06/23/24	250,000	270,954
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	50,000	57,532
Huntington Bancshares Inc 2.625% due 08/06/24	300,000	316,824
ING Groep NV (Netherlands) 4.550% due 10/02/28	200,000	235,111
Inter-American Development Bank (Multi-National)
0.500% due 05/24/23	500,000	502,208
0.625% due 07/15/25	700,000	697,101
0.875% due 04/20/26	250,000	250,095
1.125% due 01/13/31	150,000	144,909
1.750% due 03/14/25	300,000	311,561
2.000% due 06/02/26	150,000	157,828
2.000% due 07/23/26	100,000	105,081
2.500% due 01/18/23	200,000	207,018
2.625% due 01/16/24	150,000	158,289
3.200% due 08/07/42	100,000	115,329
Intercontinental Exchange Inc
0.700% due 06/15/23	45,000	45,188
1.850% due 09/15/32	65,000	61,668
2.350% due 09/15/22	100,000	102,314
2.650% due 09/15/40	65,000	62,526
3.000% due 09/15/60	65,000	63,026

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
3.100% due 09/15/27	$100,000	$108,805
4.000% due 10/15/23	100,000	107,767
International Bank for Reconstruction & Development (Multi-National)
0.125% due 04/20/23	250,000	249,460
0.250% due 11/24/23	50,000	49,854
0.375% due 07/28/25	350,000	345,033
0.500% due 10/28/25	200,000	197,622
0.625% due 04/22/25	500,000	498,392
0.750% due 11/24/27	195,000	189,998
0.875% due 05/14/30	350,000	333,611
1.250% due 02/10/31	500,000	488,801
1.375% due 04/20/28	250,000	252,247
1.625% due 01/15/25	150,000	155,212
1.750% due 10/23/29	100,000	102,855
1.875% due 06/19/23	300,000	309,338
2.125% due 07/01/22	500,000	509,577
2.125% due 02/13/23	100,000	103,036
2.500% due 03/19/24	200,000	211,045
3.000% due 09/27/23	250,000	264,629
3.125% due 11/20/25	50,000	55,021
7.625% due 01/19/23	100,000	111,399
International Finance Corp (Multi-National)
0.750% due 08/27/30	250,000	233,295
1.375% due 10/16/24	90,000	92,339
2.875% due 07/31/23	130,000	137,012
Invesco Finance PLC 5.375% due 11/30/43	200,000	263,391
Jefferies Group LLC
2.750% due 10/15/32	40,000	40,245
5.125% due 01/20/23	150,000	160,376
JPMorgan Chase & Co
0.824% due 06/01/25	170,000	169,747
0.969% due 06/23/25	300,000	300,486
1.040% due 02/04/27	500,000	492,051
1.045% due 11/19/26	100,000	98,782
1.514% due 06/01/24	350,000	356,979
1.578% due 04/22/27	65,000	65,367
1.764% due 11/19/31	100,000	95,981
2.069% due 06/01/29	140,000	141,236
2.083% due 04/22/26	250,000	258,615
2.182% due 06/01/28	650,000	666,051
2.301% due 10/15/25	615,000	640,949
2.525% due 11/19/41	100,000	95,522
2.580% due 04/22/32	75,000	77,027
2.739% due 10/15/30	75,000	78,560
2.956% due 05/13/31	65,000	68,354
3.109% due 04/22/51	250,000	258,403
3.157% due 04/22/42	100,000	104,208
3.200% due 06/15/26	100,000	108,929
3.250% due 09/23/22	400,000	414,507
3.328% due 04/22/52	70,000	74,851
3.509% due 01/23/29	185,000	204,054
3.540% due 05/01/28	100,000	110,009
3.559% due 04/23/24	75,000	79,101
3.625% due 05/13/24	200,000	216,945
3.702% due 05/06/30	150,000	167,719
3.882% due 07/24/38	150,000	173,153
3.964% due 11/15/48	100,000	117,577
4.023% due 12/05/24	200,000	215,961
4.032% due 07/24/48	150,000	178,356
4.452% due 12/05/29	150,000	175,544
5.500% due 10/15/40	100,000	137,375
5.600% due 07/15/41	100,000	140,569
6.400% due 05/15/38	300,000	441,162
KeyCorp
2.250% due 04/06/27	350,000	362,853
4.150% due 10/29/25	30,000	33,822
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	104,122

	Principal Amount	Value
Kimco Realty Corp REIT
3.125% due 06/01/23	$100,000	$104,306
3.700% due 10/01/49	25,000	26,985
4.125% due 12/01/46	50,000	56,857
Kreditanstalt fuer Wiederaufbau (Germany)
0.250% due 04/25/23	130,000	130,042
0.250% due 10/19/23	400,000	399,271
0.375% due 07/18/25	250,000	246,855
0.625% due 01/22/26	730,000	723,846
1.375% due 08/05/24	400,000	410,648
1.625% due 02/15/23	250,000	255,705
1.750% due 08/22/22	200,000	203,681
1.750% due 09/14/29	100,000	103,278
1.925% due 06/29/37	200,000	147,397
2.000% due 10/04/22	250,000	255,777
2.125% due 01/17/23	650,000	669,237
2.375% due 12/29/22	350,000	361,237
2.500% due 11/20/24	375,000	399,014
Landwirtschaftliche Rentenbank (Germany)
0.875% due 09/03/30	200,000	189,497
1.750% due 07/27/26	100,000	104,176
3.125% due 11/14/23	200,000	212,898
Lazard Group LLC
3.625% due 03/01/27	50,000	54,598
4.375% due 03/11/29	50,000	56,863
Legg Mason Inc 4.750% due 03/15/26	50,000	58,251
Life Storage LP REIT 4.000% due 06/15/29	100,000	112,117
Lincoln National Corp
3.625% due 12/12/26	150,000	166,319
3.800% due 03/01/28	35,000	39,201
4.000% due 09/01/23	15,000	16,108
4.350% due 03/01/48	25,000	29,844
Lloyds Banking Group PLC (United Kingdom)
3.870% due 07/09/25	500,000	541,912
4.050% due 08/16/23	200,000	214,466
4.582% due 12/10/25	200,000	224,854
Loews Corp 2.625% due 05/15/23	150,000	155,347
Manulife Financial Corp (Canada)
4.150% due 03/04/26	50,000	56,420
5.375% due 03/04/46	50,000	70,235
Markel Corp
3.450% due 05/07/52	70,000	72,195
3.500% due 11/01/27	50,000	55,016
5.000% due 05/20/49	30,000	38,986
Marsh & McLennan Cos Inc
3.500% due 03/10/25	75,000	81,595
3.750% due 03/14/26	100,000	111,323
4.200% due 03/01/48	100,000	124,058
4.375% due 03/15/29	70,000	82,108
Mastercard Inc
1.900% due 03/15/31	100,000	101,166
2.950% due 11/21/26	50,000	54,616
2.950% due 06/01/29	50,000	54,625
2.950% due 03/15/51	45,000	47,128
3.650% due 06/01/49	50,000	58,390
3.800% due 11/21/46	50,000	59,699
3.950% due 02/26/48	15,000	18,298
MetLife Inc
4.550% due 03/23/30	350,000	420,020
5.700% due 06/15/35	100,000	138,781
5.875% due 02/06/41	200,000	289,603
6.375% due 06/15/34	100,000	143,267
Mid-America Apartments LP REIT
3.600% due 06/01/27	100,000	111,422
3.950% due 03/15/29	25,000	28,390

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Mitsubishi UFJ Financial Group Inc (Japan)
0.848% due 09/15/24	$350,000	$352,021
2.048% due 07/17/30	200,000	199,472
2.665% due 07/25/22	100,000	102,501
3.455% due 03/02/23	50,000	52,531
3.677% due 02/22/27	100,000	111,734
3.761% due 07/26/23	150,000	160,332
3.777% due 03/02/25	50,000	54,954
3.850% due 03/01/26	200,000	223,740
3.961% due 03/02/28	50,000	56,887
4.050% due 09/11/28	150,000	172,990
Mizuho Financial Group Inc (Japan)
1.241% due 07/10/24	200,000	202,825
2.201% due 07/10/31	200,000	199,959
2.601% due 09/11/22	200,000	205,458
3.663% due 02/28/27	200,000	221,851
3.922% due 09/11/24	200,000	214,358
Morgan Stanley
0.560% due 11/10/23	75,000	75,107
0.731% due 04/05/24	95,000	95,221
0.864% due 10/21/25	70,000	69,997
1.593% due 05/04/27	145,000	146,089
1.794% due 02/13/32	65,000	62,512
1.928% due 04/28/32	400,000	389,197
2.188% due 04/28/26	500,000	519,386
2.699% due 01/22/31	445,000	466,185
2.720% due 07/22/25	565,000	594,574
2.802% due 01/25/52	400,000	393,007
3.125% due 07/27/26	70,000	75,916
3.217% due 04/22/42	55,000	58,366
3.591% due 07/22/28	100,000	110,844
3.622% due 04/01/31	200,000	223,458
3.625% due 01/20/27	300,000	332,922
3.737% due 04/24/24	90,000	95,203
4.300% due 01/27/45	100,000	123,820
4.350% due 09/08/26	90,000	101,993
4.431% due 01/23/30	95,000	111,320
4.457% due 04/22/39	150,000	185,774
4.875% due 11/01/22	100,000	105,666
5.597% due 03/24/51	100,000	149,197
7.250% due 04/01/32	100,000	145,555
Nasdaq Inc
1.650% due 01/15/31	150,000	141,833
2.500% due 12/21/40	150,000	139,734
National Australia Bank Ltd (Australia) 3.000% due 01/20/23	200,000	208,248
National Bank of Canada (Canada) 0.550% due 11/15/24	250,000	249,190
National Retail Properties Inc REIT 4.300% due 10/15/28	35,000	39,696
Natwest Group PLC (United Kingdom)
3.032% due 11/28/35	350,000	350,998
3.073% due 05/22/28	200,000	211,195
3.875% due 09/12/23	250,000	267,136
Nomura Holdings Inc (Japan) 1.851% due 07/16/25	200,000	204,608
Nordic Investment Bank (Multi-National)
0.375% due 05/19/23	250,000	250,428
0.500% due 01/21/26	300,000	294,738
Northern Trust Corp
1.950% due 05/01/30	75,000	75,725
3.375% due 05/08/32	63,000	68,558
3.650% due 08/03/28	50,000	56,482
Oaktree Specialty Lending Corp 2.700% due 01/15/27	50,000	50,057
Oesterreichische Kontrollbank AG (Austria)
0.375% due 09/17/25	90,000	88,495
1.500% due 02/12/25	300,000	308,961
1.625% due 09/17/22	40,000	40,684

	Principal Amount	Value
Office Properties Income Trust REIT
4.000% due 07/15/22	$100,000	$103,303
4.250% due 05/15/24	50,000	53,209
Old Republic International Corp 3.850% due 06/11/51	55,000	58,670
Omega Healthcare Investors Inc REIT
4.500% due 01/15/25	25,000	27,328
4.750% due 01/15/28	50,000	56,415
4.950% due 04/01/24	100,000	108,898
ORIX Corp (Japan)
2.900% due 07/18/22	30,000	30,790
3.700% due 07/18/27	50,000	56,012
4.050% due 01/16/24	25,000	27,079
Owl Rock Capital Corp
2.875% due 06/11/28	100,000	99,405
3.750% due 07/22/25	100,000	105,844
4.000% due 03/30/25	25,000	26,672
PNC Bank NA
2.950% due 02/23/25	300,000	322,024
4.050% due 07/26/28	350,000	405,409
Principal Financial Group Inc
3.700% due 05/15/29	25,000	28,041
4.625% due 09/15/42	100,000	124,530
Private Export Funding Corp 2.450% due 07/15/24	100,000	105,489
Prologis LP REIT
1.250% due 10/15/30	55,000	51,834
1.625% due 03/15/31	100,000	96,576
2.125% due 04/15/27	25,000	26,081
2.125% due 10/15/50	40,000	34,252
2.250% due 04/15/30	30,000	30,675
3.000% due 04/15/50	25,000	25,554
4.375% due 02/01/29	15,000	17,701
Prudential Financial Inc
1.500% due 03/10/26	20,000	20,322
2.100% due 03/10/30	15,000	15,276
3.000% due 03/10/40	25,000	25,591
3.700% due 10/01/50	175,000	182,656
3.700% due 03/13/51	150,000	171,356
3.935% due 12/07/49	132,000	154,722
4.350% due 02/25/50	50,000	62,843
5.200% due 03/15/44	100,000	107,428
5.875% due 09/15/42	100,000	105,725
6.625% due 06/21/40	50,000	75,790
Public Storage REIT
0.875% due 02/15/26	50,000	49,615
2.300% due 05/01/31	250,000	255,241
3.094% due 09/15/27	30,000	32,923
Raymond James Financial Inc 4.950% due 07/15/46	100,000	129,647
Realty Income Corp REIT
1.800% due 03/15/33	50,000	47,646
3.000% due 01/15/27	50,000	54,071
3.875% due 04/15/25	150,000	165,690
4.650% due 08/01/23	50,000	53,793
Regency Centers LP REIT
3.600% due 02/01/27	30,000	33,291
3.700% due 06/15/30	35,000	38,781
4.400% due 02/01/47	35,000	40,907
Regions Financial Corp 3.800% due 08/14/23	50,000	53,333
Reinsurance Group of America Inc 3.950% due 09/15/26	60,000	66,691
RenaissanceRe Finance Inc (Bermuda) 3.450% due 07/01/27	30,000	32,853
Retail Properties of America Inc REIT 4.750% due 09/15/30	25,000	27,756
Royal Bank of Canada (Canada)
0.500% due 10/26/23	35,000	35,058
1.150% due 06/10/25	490,000	492,878
4.650% due 01/27/26	200,000	229,321

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Sabra Health Care LP REIT 4.800% due 06/01/24	$50,000	$54,695
Santander Holdings USA Inc 4.400% due 07/13/27	145,000	163,048
Santander UK Group Holdings PLC (United Kingdom)
1.532% due 08/21/26	200,000	200,435
2.896% due 03/15/32	200,000	206,278
Santander UK PLC (United Kingdom) 4.000% due 03/13/24	100,000	108,960
Simon Property Group LP REIT
2.000% due 09/13/24	100,000	103,643
2.450% due 09/13/29	100,000	102,970
2.650% due 07/15/30	100,000	103,733
3.250% due 11/30/26	50,000	54,687
3.250% due 09/13/49	100,000	101,169
3.375% due 06/15/27	100,000	108,904
4.250% due 11/30/46	50,000	57,731
Spirit Realty LP REIT 3.400% due 01/15/30	50,000	53,385
Stifel Financial Corp 4.250% due 07/18/24	50,000	54,849
STORE Capital Corp REIT 4.500% due 03/15/28	150,000	169,774
Sumitomo Mitsui Financial Group Inc (Japan)
0.948% due 01/12/26	200,000	198,096
1.474% due 07/08/25	200,000	202,114
1.710% due 01/12/31	200,000	194,922
2.296% due 01/12/41	200,000	186,676
2.348% due 01/15/25	200,000	209,011
2.778% due 10/18/22	100,000	103,134
2.784% due 07/12/22	150,000	153,851
3.010% due 10/19/26	200,000	216,078
3.202% due 09/17/29	150,000	160,008
3.364% due 07/12/27	150,000	165,401
3.784% due 03/09/26	100,000	111,375
Synchrony Financial
3.700% due 08/04/26	50,000	54,645
3.950% due 12/01/27	100,000	111,560
Tanger Properties LP REIT 3.875% due 07/15/27	50,000	53,968
The Allstate Corp 3.280% due 12/15/26	350,000	386,610
The Asian Infrastructure Investment Bank (Multi-National) 0.250% due 09/29/23	135,000	134,792
0.500% due 05/28/25	150,000	148,587
2.250% due 05/16/24	250,000	262,678
The Bank of New York Mellon Corp 0.350% due 12/07/23	210,000	209,856
0.500% due 04/26/24	250,000	249,847
1.600% due 04/24/25	300,000	308,199
2.800% due 05/04/26	50,000	53,818
3.000% due 10/30/28	55,000	60,238
3.400% due 05/15/24	100,000	107,806
The Bank of Nova Scotia (Canada) 0.700% due 04/15/24	85,000	85,123
1.300% due 06/11/25	100,000	101,075
1.625% due 05/01/23	300,000	306,708
2.000% due 11/15/22	100,000	102,290
The Charles Schwab Corp 0.900% due 03/11/26	135,000	134,065
1.150% due 05/13/26	75,000	75,061
2.300% due 05/13/31	150,000	153,388
3.200% due 03/02/27	100,000	109,320
3.850% due 05/21/25	100,000	110,643
The Goldman Sachs Group Inc 0.481% due 01/27/23	500,000	500,316
0.523% due 03/08/23	65,000	65,063

	Principal Amount	Value
0.657% due 09/10/24	$100,000	$99,889
0.673% due 03/08/24	100,000	100,197
1.093% due 12/09/26	290,000	285,633
1.431% due 03/09/27	80,000	79,809
1.542% due 09/10/27	100,000	99,842
2.615% due 04/22/32	70,000	71,559
3.200% due 02/23/23	255,000	266,124
3.210% due 04/22/42	60,000	62,852
3.272% due 09/29/25	255,000	272,884
3.500% due 01/23/25	150,000	162,235
3.500% due 04/01/25	100,000	108,540
3.500% due 11/16/26	100,000	108,828
3.625% due 02/20/24	180,000	193,014
3.750% due 05/22/25	150,000	164,155
3.750% due 02/25/26	60,000	66,406
3.800% due 03/15/30	250,000	281,302
3.814% due 04/23/29	150,000	167,939
3.850% due 01/26/27	160,000	176,434
4.017% due 10/31/38	100,000	117,498
4.223% due 05/01/29	200,000	228,253
4.411% due 04/23/39	450,000	548,638
4.750% due 10/21/45	100,000	130,973
6.750% due 10/01/37	200,000	291,684
The PNC Financial Services Group Inc 2.550% due 01/22/30	350,000	368,501
The Progressive Corp 4.000% due 03/01/29	25,000	28,742
4.125% due 04/15/47	100,000	122,716
The Toronto-Dominion Bank (Canada)
0.300% due 06/02/23	100,000	100,059
0.750% due 06/12/23	350,000	352,561
0.750% due 01/06/26	200,000	197,402
1.200% due 06/03/26	100,000	100,197
3.250% due 03/11/24	100,000	107,114
The Travelers Cos Inc 3.050% due 06/08/51	50,000	52,967
6.250% due 06/15/37	125,000	184,888
The Western Union Co 4.250% due 06/09/23	100,000	106,891
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	141,369
Truist Bank 2.450% due 08/01/22	100,000	102,178
3.689% due 08/02/24	50,000	53,325
Truist Financial Corp 1.125% due 08/03/27	100,000	97,690
1.200% due 08/05/25	135,000	136,535
1.267% due 03/02/27	120,000	119,927
1.887% due 06/07/29	125,000	125,500
1.950% due 06/05/30	135,000	135,137
3.700% due 06/05/25	100,000	110,144
4.000% due 05/01/25	100,000	111,284
UDR Inc REIT 2.100% due 06/15/33	100,000	95,408
3.100% due 11/01/34	50,000	52,684
3.200% due 01/15/30	50,000	54,113
4.400% due 01/26/29	25,000	28,981
Unum Group 4.000% due 06/15/29	70,000	78,741
4.125% due 06/15/51	100,000	101,322
US Bancorp 1.375% due 07/22/30	150,000	144,755
1.450% due 05/12/25	150,000	153,476
2.950% due 07/15/22	250,000	256,544
3.600% due 09/11/24	400,000	436,203
Ventas Realty LP REIT 3.000% due 01/15/30	50,000	52,330
3.125% due 06/15/23	90,000	93,736
3.250% due 10/15/26	100,000	108,554
4.000% due 03/01/28	50,000	56,177
4.125% due 01/15/26	31,000	34,661

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
VEREIT Operating Partnership LP REIT 2.200% due 06/15/28	$35,000	$35,571
2.850% due 12/15/32	30,000	31,385
4.600% due 02/06/24	25,000	27,256
4.625% due 11/01/25	50,000	56,655
4.875% due 06/01/26	25,000	28,845
Visa Inc 1.100% due 02/15/31	200,000	189,559
1.900% due 04/15/27	250,000	258,297
2.000% due 08/15/50	250,000	221,168
2.050% due 04/15/30	300,000	308,648
2.150% due 09/15/22	45,000	45,988
2.800% due 12/14/22	50,000	51,668
3.650% due 09/15/47	25,000	29,410
4.150% due 12/14/35	30,000	36,943
4.300% due 12/14/45	100,000	128,564
Voya Financial Inc 3.650% due 06/15/26	50,000	55,427
4.800% due 06/15/46	30,000	38,072
W R Berkley Corp 4.000% due 05/12/50	115,000	131,962
Wachovia Corp 5.500% due 08/01/35	200,000	258,756
Wells Fargo & Co 0.805% due 05/19/25	25,000	24,956
1.654% due 06/02/24	500,000	510,833
2.188% due 04/30/26	300,000	311,584
2.393% due 06/02/28	500,000	518,892
2.406% due 10/30/25	130,000	136,077
3.000% due 04/22/26	150,000	161,382
3.000% due 10/23/26	150,000	161,912
3.068% due 04/30/41	500,000	513,822
3.196% due 06/17/27	260,000	280,769
3.450% due 02/13/23	300,000	314,554
4.150% due 01/24/29	200,000	230,574
4.478% due 04/04/31	200,000	236,639
5.013% due 04/04/51	250,000	343,160
5.606% due 01/15/44	100,000	137,055
Wells Fargo Bank NA
3.550% due 08/14/23	250,000	266,216
6.600% due 01/15/38	100,000	147,805
Welltower Inc REIT 2.050% due 01/15/29	60,000	60,185
2.750% due 01/15/31	145,000	149,641
2.800% due 06/01/31	100,000	103,431
4.125% due 03/15/29	100,000	113,890
Westpac Banking Corp (Australia) 2.150% due 06/03/31	100,000	101,167
2.700% due 08/19/26	150,000	161,099
2.894% due 02/04/30	200,000	207,684
2.963% due 11/16/40	200,000	196,989
3.300% due 02/26/24	100,000	107,204
3.400% due 01/25/28	100,000	111,721
4.110% due 07/24/34	65,000	71,509
4.421% due 07/24/39	45,000	53,342
Weyerhaeuser Co REIT 4.000% due 11/15/29	100,000	114,215
7.375% due 03/15/32	100,000	144,434
Willis North America Inc 2.950% due 09/15/29	75,000	78,820
3.875% due 09/15/49	35,000	39,486
WP Carey Inc REIT 4.600% due 04/01/24	100,000	109,282
XLIT Ltd (Bermuda) 5.250% due 12/15/43	50,000	69,530

		110,285,133

Industrial - 2.1%

3M Co 2.375% due 08/26/29	300,000	315,403

	Principal Amount	Value
2.875% due 10/15/27	$100,000	$108,792
3.250% due 08/26/49	200,000	218,784
Agilent Technologies Inc 2.300% due 03/12/31	100,000	100,088
Allegion US Holding Co Inc 3.200% due 10/01/24	50,000	53,217
3.550% due 10/01/27	50,000	54,452
Amcor Flexibles North America Inc 2.690% due 05/25/31	65,000	66,435
Amphenol Corp 2.050% due 03/01/25	25,000	26,030
4.350% due 06/01/29	50,000	58,943
Arrow Electronics Inc 3.250% due 09/08/24	100,000	106,494
3.875% due 01/12/28	25,000	28,008
Avnet Inc 4.625% due 04/15/26	25,000	28,145
Berry Global Inc 1.570% due 01/15/26 ~	200,000	200,320
Burlington Northern Santa Fe LLC 3.000% due 03/15/23	150,000	156,001
3.050% due 02/15/51	200,000	209,211
3.300% due 09/15/51	200,000	218,877
3.550% due 02/15/50	150,000	170,047
3.650% due 09/01/25	50,000	55,147
4.125% due 06/15/47	50,000	60,795
4.700% due 09/01/45	50,000	65,390
5.750% due 05/01/40	100,000	142,513
Canadian National Railway Co (Canada) 2.950% due 11/21/24	100,000	106,583
6.200% due 06/01/36	50,000	70,459
Canadian Pacific Railway Co (Canada) 2.900% due 02/01/25	150,000	159,341
4.000% due 06/01/28	35,000	39,822
4.800% due 09/15/35	20,000	24,750
6.125% due 09/15/15	30,000	46,577
Carlisle Cos Inc 3.750% due 12/01/27	50,000	55,739
Carrier Global Corp 2.242% due 02/15/25	35,000	36,414
2.493% due 02/15/27	35,000	36,660
2.722% due 02/15/30	50,000	51,882
3.377% due 04/05/40	15,000	15,759
3.577% due 04/05/50	450,000	478,292
Caterpillar Financial Services Corp 0.450% due 05/17/24	50,000	49,850
0.650% due 07/07/23	50,000	50,303
0.800% due 11/13/25	60,000	59,685
0.900% due 03/02/26	200,000	199,850
3.450% due 05/15/23	100,000	105,746
Caterpillar Inc 2.600% due 04/09/30	500,000	533,539
3.250% due 09/19/49	100,000	110,574
3.803% due 08/15/42	100,000	120,035
CNH Industrial Capital LLC 1.450% due 07/15/26	100,000	99,419
4.200% due 01/15/24	50,000	54,132
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	38,829
CSX Corp 3.250% due 06/01/27	250,000	274,494
3.400% due 08/01/24	200,000	215,415
4.500% due 03/15/49	65,000	81,954
5.500% due 04/15/41	75,000	102,205
Deere & Co 2.875% due 09/07/49	15,000	15,656
3.900% due 06/09/42	100,000	123,415
Dover Corp 5.375% due 03/01/41	50,000	65,018
Eagle Materials Inc due 07/01/31 #	50,000	49,600

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Eaton Corp 4.000% due 11/02/32	$100,000	$116,582
Emerson Electric Co 0.875% due 10/15/26	35,000	34,476
3.150% due 06/01/25	100,000	108,313
FedEx Corp 3.100% due 08/05/29	50,000	54,276
3.875% due 08/01/42	100,000	111,942
4.200% due 10/17/28	100,000	116,712
4.400% due 01/15/47	50,000	59,905
4.750% due 11/15/45	50,000	62,474
5.250% due 05/15/50	350,000	475,895
Flex Ltd 3.750% due 02/01/26	50,000	54,726
4.750% due 06/15/25	50,000	55,845
4.875% due 06/15/29	25,000	28,882
Flowserve Corp 4.000% due 11/15/23	143,000	152,817
Fortive Corp 4.300% due 06/15/46	125,000	148,667
Fortune Brands Home & Security Inc 4.000% due 09/21/23	50,000	53,544
GATX Corp 3.250% due 03/30/25	100,000	106,953
4.350% due 02/15/24	25,000	27,213
4.550% due 11/07/28	25,000	29,181
General Dynamics Corp 2.250% due 06/01/31	5,000	5,135
2.850% due 06/01/41	10,000	10,276
3.375% due 05/15/23	50,000	52,749
3.750% due 05/15/28	180,000	204,514
4.250% due 04/01/50	200,000	257,250
General Electric Co 3.450% due 05/01/27	350,000	384,957
6.750% due 03/15/32	101,000	140,105
6.875% due 01/10/39	8,000	11,998
Honeywell International Inc 0.483% due 08/19/22	145,000	145,048
2.150% due 08/08/22	45,000	45,874
2.300% due 08/15/24	100,000	105,031
2.500% due 11/01/26	100,000	106,617
2.700% due 08/15/29	60,000	64,483
Hubbell Inc 3.350% due 03/01/26	50,000	54,091
IDEX Corp 2.625% due 06/15/31	100,000	101,766
3.000% due 05/01/30	15,000	15,882
Illinois Tool Works Inc 4.875% due 09/15/41	100,000	132,971
Jabil Inc 1.700% due 04/15/26	65,000	65,530
3.950% due 01/12/28	55,000	61,240
JB Hunt Transport Services Inc 3.300% due 08/15/22	50,000	51,320
John Deere Capital Corp 0.450% due 06/07/24	35,000	34,906
0.550% due 07/05/22	300,000	301,240
1.750% due 03/09/27	50,000	51,231
2.000% due 06/17/31	100,000	101,212
2.150% due 09/08/22	50,000	51,107
2.600% due 03/07/24	100,000	105,453
2.650% due 06/10/26	100,000	107,794
2.800% due 03/06/23	50,000	52,116
2.800% due 09/08/27	50,000	54,196
3.400% due 09/11/25	50,000	55,304
3.450% due 06/07/23	25,000	26,518
3.450% due 03/13/25	50,000	54,823
Johnson Controls International PLC 1.750% due 09/15/30	15,000	14,468
3.625% due 07/02/24	40,000	42,992
3.900% due 02/14/26	19,000	21,051
4.500% due 02/15/47	40,000	50,356

	Principal Amount	Value
Kansas City Southern 4.950% due 08/15/45	$100,000	$127,183
Kennametal Inc 4.625% due 06/15/28	50,000	56,561
Keysight Technologies Inc 4.550% due 10/30/24	100,000	111,179
L3Harris Technologies Inc 2.900% due 12/15/29	30,000	31,842
3.850% due 06/15/23	70,000	74,435
3.850% due 12/15/26	25,000	28,086
4.400% due 06/15/28	100,000	116,244
Lockheed Martin Corp 2.900% due 03/01/25	50,000	53,648
3.550% due 01/15/26	100,000	110,576
3.600% due 03/01/35	25,000	28,655
3.800% due 03/01/45	20,000	23,325
4.500% due 05/15/36	20,000	25,052
4.700% due 05/15/46	44,000	58,344
6.150% due 09/01/36	100,000	143,970
Martin Marietta Materials Inc 2.500% due 03/15/30	65,000	66,182
3.450% due 06/01/27	21,000	22,965
Masco Corp 2.000% due 02/15/31	100,000	97,745
3.500% due 11/15/27	100,000	109,903
Norfolk Southern Corp 2.300% due 05/15/31	250,000	253,037
2.903% due 02/15/23	100,000	103,525
3.155% due 05/15/55	20,000	20,171
3.800% due 08/01/28	30,000	33,942
3.942% due 11/01/47	63,000	72,805
4.650% due 01/15/46	50,000	62,851
4.837% due 10/01/41	50,000	64,168
Northrop Grumman Corp 3.250% due 08/01/23	100,000	105,797
3.250% due 01/15/28	350,000	382,667
3.850% due 04/15/45	100,000	115,470
Oshkosh Corp 3.100% due 03/01/30	15,000	15,938
Otis Worldwide Corp 2.056% due 04/05/25	20,000	20,790
2.293% due 04/05/27	20,000	20,735
3.112% due 02/15/40	50,000	51,773
3.362% due 02/15/50	30,000	31,644
Owens Corning 3.875% due 06/01/30	150,000	167,608
Packaging Corp of America 3.400% due 12/15/27	35,000	38,500
3.650% due 09/15/24	100,000	108,122
Parker-Hannifin Corp 3.250% due 06/14/29	20,000	21,921
4.000% due 06/14/49	20,000	23,850
6.250% due 05/15/38	100,000	142,638
Precision Castparts Corp 2.500% due 01/15/23	100,000	102,803
3.250% due 06/15/25	50,000	54,282
4.375% due 06/15/45	50,000	60,405
Raytheon Technologies Corp 2.250% due 07/01/30	100,000	101,702
2.500% due 12/15/22	125,000	128,255
3.125% due 07/01/50	100,000	102,933
3.200% due 03/15/24	300,000	319,243
3.500% due 03/15/27	200,000	220,743
3.750% due 11/01/46	50,000	56,560
3.950% due 08/16/25	25,000	27,815
4.125% due 11/16/28	60,000	69,081
4.350% due 04/15/47	200,000	247,009
4.450% due 11/16/38	20,000	24,271
4.500% due 06/01/42	300,000	374,038
4.625% due 11/16/48	35,000	45,118

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Republic Services Inc 3.200% due 03/15/25	$100,000	$107,491
3.375% due 11/15/27	120,000	132,023
3.950% due 05/15/28	100,000	113,924
Ryder System Inc 2.500% due 09/01/22	95,000	97,143
3.400% due 03/01/23	100,000	104,530
Snap-on Inc 3.100% due 05/01/50	35,000	37,153
Stanley Black & Decker Inc 2.750% due 11/15/50	50,000	48,736
4.250% due 11/15/28	100,000	117,123
Teledyne Technologies Inc 2.750% due 04/01/31	200,000	205,604
Textron Inc 3.650% due 03/15/27	100,000	110,915
4.000% due 03/15/26	25,000	27,956
The Boeing Co 1.433% due 02/04/24	485,000	486,323
1.950% due 02/01/24	30,000	30,736
2.196% due 02/04/26	200,000	201,943
2.750% due 02/01/26	50,000	52,263
2.800% due 03/01/23	25,000	25,848
2.950% due 02/01/30	100,000	102,497
3.200% due 03/01/29	200,000	210,098
3.250% due 02/01/28	50,000	53,063
3.250% due 03/01/28	25,000	26,277
3.550% due 03/01/38	15,000	15,429
3.625% due 02/01/31	30,000	32,298
3.625% due 03/01/48	10,000	10,051
3.750% due 02/01/50	100,000	103,332
3.825% due 03/01/59	50,000	51,121
3.850% due 11/01/48	35,000	36,038
4.508% due 05/01/23	200,000	213,284
4.875% due 05/01/25	85,000	95,284
5.150% due 05/01/30	150,000	177,766
5.705% due 05/01/40	200,000	257,954
5.805% due 05/01/50	150,000	202,326
5.875% due 02/15/40	50,000	64,567
5.930% due 05/01/60	150,000	207,521
Trane Technologies Global Holding Co Ltd 4.250% due 06/15/23	100,000	107,379
Trane Technologies Luxembourg Finance SA 3.800% due 03/21/29	100,000	112,987
Trimble Inc 4.150% due 06/15/23	50,000	53,185
4.900% due 06/15/28	50,000	58,694
Union Pacific Corp 2.375% due 05/20/31	40,000	40,901
2.750% due 03/01/26	25,000	26,705
2.891% due 04/06/36 ~	125,000	130,061
2.973% due 09/16/62	25,000	24,114
3.000% due 04/15/27	100,000	108,450
3.200% due 05/20/41	70,000	74,368
3.250% due 08/15/25	50,000	54,236
3.350% due 08/15/46	50,000	53,520
3.500% due 06/08/23	50,000	52,932
3.550% due 05/20/61	100,000	107,869
3.600% due 09/15/37	20,000	22,451
3.646% due 02/15/24	92,000	98,711
3.750% due 07/15/25	50,000	55,460
3.799% due 04/06/71 ~	30,000	33,403
3.839% due 03/20/60	530,000	605,090
United Parcel Service Inc 3.400% due 11/15/46	200,000	225,174
5.300% due 04/01/50	500,000	733,234
6.200% due 01/15/38	50,000	74,065
Vulcan Materials Co 4.500% due 06/15/47	100,000	121,460

	Principal Amount	Value
Waste Connections Inc 3.500% due 05/01/29	$100,000	$110,217
Waste Management Inc 0.750% due 11/15/25	206,000	204,142
2.950% due 06/01/41	35,000	36,146
3.150% due 11/15/27	100,000	109,480
Westinghouse Air Brake Technologies Corp 4.400% due 03/15/24	100,000	108,426
4.950% due 09/15/28	100,000	116,150
WRKCo Inc
3.000% due 09/15/24	100,000	105,982
4.000% due 03/15/28	100,000	113,016
4.200% due 06/01/32	50,000	57,897
Xylem Inc
3.250% due 11/01/26	30,000	32,886
4.375% due 11/01/46	25,000	29,919

		23,690,528

Technology - 2.2%

Activision Blizzard Inc 1.350% due 09/15/30	35,000	32,786
2.500% due 09/15/50	100,000	89,993
3.400% due 09/15/26	50,000	55,046
Adobe Inc 1.700% due 02/01/23	20,000	20,453
1.900% due 02/01/25	230,000	239,160
Analog Devices Inc 3.500% due 12/05/26	100,000	111,078
Apple Inc 0.700% due 02/08/26	150,000	148,339
0.750% due 05/11/23	80,000	80,718
1.125% due 05/11/25	65,000	65,792
1.650% due 05/11/30	410,000	407,170
1.650% due 02/08/31	200,000	197,082
1.700% due 09/11/22	60,000	61,072
1.800% due 09/11/24	100,000	104,134
2.050% due 09/11/26	100,000	104,725
2.100% due 09/12/22	100,000	102,110
2.200% due 09/11/29	100,000	104,061
2.400% due 01/13/23	50,000	51,631
2.400% due 05/03/23	600,000	622,900
2.550% due 08/20/60	250,000	233,912
2.650% due 05/11/50	100,000	98,414
2.650% due 02/08/51	100,000	97,965
2.950% due 09/11/49	65,000	67,267
3.000% due 11/13/27	100,000	109,552
3.250% due 02/23/26	570,000	626,065
3.350% due 02/09/27	200,000	222,298
3.750% due 09/12/47	75,000	88,787
3.750% due 11/13/47	50,000	58,667
3.850% due 08/04/46	35,000	41,793
4.250% due 02/09/47	100,000	126,336
4.500% due 02/23/36	50,000	63,186
4.650% due 02/23/46	445,000	591,603
Applied Materials Inc 1.750% due 06/01/30	30,000	29,703
3.900% due 10/01/25	35,000	39,196
4.350% due 04/01/47	45,000	57,830
5.100% due 10/01/35	35,000	46,122
Autodesk Inc 2.850% due 01/15/30	55,000	58,099
Broadcom Inc 2.450% due 02/15/31 ~	200,000	196,694
3.419% due 04/15/33 ~	250,000	262,828
3.459% due 09/15/26	26,000	28,333
3.500% due 02/15/41 ~	315,000	322,654
3.750% due 02/15/51 ~	140,000	146,378
4.110% due 09/15/28	211,000	237,575
4.250% due 04/15/26	100,000	112,163
4.300% due 11/15/32	200,000	227,993
4.750% due 04/15/29	150,000	174,648
5.000% due 04/15/30	200,000	236,196

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Broadridge Financial Solutions Inc 3.400% due 06/27/26	$50,000	$54,851
Citrix Systems Inc 1.250% due 03/01/26	55,000	54,352
3.300% due 03/01/30	50,000	52,663
Dell International LLC 4.000% due 07/15/24	50,000	54,407
4.900% due 10/01/26	100,000	115,520
5.300% due 10/01/29	100,000	120,761
5.450% due 06/15/23	115,000	124,792
5.850% due 07/15/25	200,000	234,821
6.020% due 06/15/26	500,000	600,535
8.100% due 07/15/36	50,000	76,315
8.350% due 07/15/46	50,000	81,906
DXC Technology Co 4.125% due 04/15/25	65,000	71,478
Electronic Arts Inc 1.850% due 02/15/31	30,000	29,022
2.950% due 02/15/51	20,000	19,602
4.800% due 03/01/26	50,000	57,655
Fidelity National Information Services Inc
0.375% due 03/01/23	20,000	19,980
0.600% due 03/01/24	15,000	14,987
1.150% due 03/01/26	350,000	347,419
1.650% due 03/01/28	20,000	19,908
2.250% due 03/01/31	50,000	49,966
3.100% due 03/01/41	10,000	10,265
Fiserv Inc 2.250% due 06/01/27	100,000	103,795
2.650% due 06/01/30	100,000	103,644
2.750% due 07/01/24	100,000	105,533
3.200% due 07/01/26	25,000	27,078
3.500% due 07/01/29	45,000	49,560
3.850% due 06/01/25	100,000	110,102
4.400% due 07/01/49	40,000	48,343
Genpact Luxembourg SARL 3.375% due 12/01/24	25,000	26,736
Hewlett Packard Enterprise Co 4.900% due 10/15/25	250,000	284,757
6.200% due 10/15/35	50,000	67,914
6.350% due 10/15/45	50,000	67,287
HP Inc 2.650% due 06/17/31 ~	100,000	100,040
4.050% due 09/15/22	200,000	208,800
6.000% due 09/15/41	55,000	72,455
Intel Corp 2.450% due 11/15/29	150,000	158,076
2.600% due 05/19/26	100,000	107,049
3.250% due 11/15/49	500,000	533,288
3.700% due 07/29/25	145,000	160,366
4.600% due 03/25/40	400,000	507,534
International Business Machines Corp 2.850% due 05/15/40	100,000	101,862
3.000% due 05/15/24	200,000	213,235
3.300% due 05/15/26	300,000	330,220
3.375% due 08/01/23	300,000	318,709
3.500% due 05/15/29	170,000	190,405
4.150% due 05/15/39	100,000	119,033
4.250% due 05/15/49	300,000	371,061
5.600% due 11/30/39	26,000	36,407
Intuit Inc 1.650% due 07/15/30	15,000	14,759
Lam Research Corp 4.000% due 03/15/29	55,000	63,914
4.875% due 03/15/49	25,000	33,817
Leidos Inc 2.300% due 02/15/31	55,000	53,801
Marvell Technology Inc 4.200% due 06/22/23 ~	50,000	53,175
Maxim Integrated Products Inc 3.450% due 06/15/27	100,000	110,300
Micron Technology Inc 2.497% due 04/24/23	250,000	258,624

	Principal Amount	Value
Microsoft Corp 2.000% due 08/08/23	$50,000	$51,645
2.375% due 05/01/23	100,000	103,387
2.400% due 08/08/26	750,000	800,014
2.525% due 06/01/50	535,000	526,843
2.675% due 06/01/60	166,000	164,876
2.875% due 02/06/24	35,000	37,024
2.921% due 03/17/52	278,000	295,556
3.125% due 11/03/25	100,000	109,157
3.300% due 02/06/27	300,000	333,952
3.450% due 08/08/36	72,000	83,486
3.700% due 08/08/46	500,000	602,591
NVIDIA Corp 0.584% due 06/14/24	75,000	75,039
2.000% due 06/15/31	100,000	100,239
2.850% due 04/01/30	250,000	270,883
3.500% due 04/01/50	200,000	226,258
NXP BV (China) 2.500% due 05/11/31 ~	100,000	101,204
3.250% due 05/11/41 ~	60,000	61,785
4.300% due 06/18/29 ~	150,000	172,229
Oracle Corp 1.650% due 03/25/26	45,000	45,637
2.300% due 03/25/28	70,000	71,862
2.800% due 04/01/27	500,000	530,580
2.875% due 03/25/31	75,000	78,068
2.950% due 05/15/25	150,000	160,405
3.250% due 11/15/27	350,000	381,298
3.600% due 04/01/40	500,000	528,207
3.650% due 03/25/41	80,000	84,962
3.850% due 07/15/36	50,000	55,081
3.850% due 04/01/60	300,000	319,343
3.900% due 05/15/35	105,000	117,170
3.950% due 03/25/51	120,000	131,136
4.000% due 07/15/46	250,000	271,561
4.100% due 03/25/61	95,000	105,560
4.300% due 07/08/34	100,000	116,067
4.375% due 05/15/55	200,000	231,113
6.125% due 07/08/39	100,000	138,844
6.500% due 04/15/38	100,000	141,552
QUALCOMM Inc 2.600% due 01/30/23	100,000	103,639
2.900% due 05/20/24	50,000	53,171
3.250% due 05/20/27	50,000	55,256
3.450% due 05/20/25	150,000	164,801
4.300% due 05/20/47	30,000	38,010
4.800% due 05/20/45	150,000	200,027
Roper Technologies Inc 1.750% due 02/15/31	200,000	192,385
2.350% due 09/15/24	15,000	15,742
3.800% due 12/15/26	30,000	33,540
4.200% due 09/15/28	95,000	109,381
salesforce.com Inc due 07/15/24 #	55,000	55,036
due 07/15/28 #	65,000	64,916
due 07/15/31 #	80,000	80,192
due 07/15/41 #	60,000	60,476
due 07/15/51 #	100,000	101,476
due 07/15/61 #	50,000	50,953
ServiceNow Inc 1.400% due 09/01/30	65,000	61,060
Texas Instruments Inc 1.375% due 03/12/25	250,000	255,333
4.150% due 05/15/48	100,000	127,075
VMware Inc 2.950% due 08/21/22	35,000	35,914
3.900% due 08/21/27	30,000	33,365
Xilinx Inc 2.950% due 06/01/24	100,000	105,796

		24,145,549

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Utilities - 2.2%

AEP Texas Inc 3.450% due 05/15/51	$35,000	$36,299
AEP Transmission Co LLC 4.250% due 09/15/48	35,000	43,325
Alabama Power Co
3.125% due 07/15/51	100,000	102,774
4.150% due 08/15/44	90,000	108,222
4.300% due 07/15/48	15,000	18,668
Ameren Illinois Co
3.250% due 03/01/25	50,000	53,827
3.800% due 05/15/28	50,000	56,721
4.150% due 03/15/46	50,000	60,695
American Electric Power Co Inc
0.750% due 11/01/23	20,000	20,013
1.000% due 11/01/25	30,000	29,722
American Water Capital Corp
2.300% due 06/01/31	50,000	50,874
2.950% due 09/01/27	35,000	37,771
3.250% due 06/01/51	50,000	52,469
3.450% due 06/01/29	100,000	110,989
3.750% due 09/01/47	50,000	56,526
4.300% due 12/01/42	100,000	123,814
Appalachian Power Co
3.700% due 05/01/50	150,000	165,929
7.000% due 04/01/38	150,000	224,491
Arizona Public Service Co 2.950% due 09/15/27	50,000	54,215
4.500% due 04/01/42	100,000	122,979
Atmos Energy Corp
0.625% due 03/09/23	35,000	35,012
3.000% due 06/15/27	30,000	32,409
4.150% due 01/15/43	64,000	75,322
4.300% due 10/01/48	50,000	61,261
Avangrid Inc 3.150% due 12/01/24	50,000	53,514
Baltimore Gas and Electric Co
2.900% due 06/15/50	30,000	29,955
3.200% due 09/15/49	70,000	73,542
3.750% due 08/15/47	50,000	57,615
Berkshire Hathaway Energy Co
2.800% due 01/15/23	40,000	41,397
3.250% due 04/15/28	30,000	33,016
3.800% due 07/15/48	25,000	28,700
4.250% due 10/15/50	200,000	245,194
4.450% due 01/15/49	50,000	62,477
6.125% due 04/01/36	99,000	139,546
Black Hills Corp
3.150% due 01/15/27	50,000	53,316
4.350% due 05/01/33	30,000	34,983
CenterPoint Energy Houston Electric LLC
2.250% due 08/01/22	100,000	101,568
2.350% due 04/01/31	55,000	56,502
2.400% due 09/01/26	50,000	52,696
3.000% due 02/01/27	50,000	53,922
3.350% due 04/01/51	85,000	93,489
CenterPoint Energy Inc 4.250% due 11/01/28	25,000	28,774
CenterPoint Energy Resources Corp 4.000% due 04/01/28	100,000	112,735
Commonwealth Edison Co
3.700% due 08/15/28	20,000	22,754
3.750% due 08/15/47	50,000	58,033
3.800% due 10/01/42	100,000	115,309
Consolidated Edison Co of New York Inc
2.400% due 06/15/31	50,000	50,993
3.600% due 06/15/61	50,000	51,839
3.950% due 03/01/43	100,000	112,663
3.950% due 04/01/50	250,000	284,464
4.000% due 12/01/28	100,000	114,560

	Principal Amount	Value
4.125% due 05/15/49	$50,000	$58,412
4.300% due 12/01/56	50,000	58,988
4.500% due 12/01/45	100,000	121,159
Consumers Energy Co
3.250% due 08/15/46	50,000	53,919
3.800% due 11/15/28	100,000	115,396
4.350% due 04/15/49	100,000	127,973
Dominion Energy Inc
1.450% due 04/15/26	40,000	40,323
2.850% due 08/15/26	30,000	31,974
3.071% due 08/15/24	70,000	74,265
3.300% due 04/15/41	30,000	31,605
3.375% due 04/01/30	350,000	381,494
4.250% due 06/01/28	50,000	57,503
4.700% due 12/01/44	100,000	125,017
Dominion Energy South Carolina Inc
4.600% due 06/15/43	100,000	128,549
5.300% due 05/15/33	50,000	64,971
5.450% due 02/01/41	50,000	68,832
DTE Electric Co
2.250% due 03/01/30	50,000	51,383
2.950% due 03/01/50	50,000	51,320
3.375% due 03/01/25	50,000	54,016
3.650% due 03/15/24	51,000	54,742
DTE Energy Co
0.550% due 11/01/22	15,000	15,034
3.300% due 06/15/22	50,000	51,140
3.800% due 03/15/27	100,000	111,418
3.850% due 12/01/23	100,000	107,069
Duke Energy Carolinas LLC
3.050% due 03/15/23	150,000	156,665
3.750% due 06/01/45	200,000	226,443
6.050% due 04/15/38	110,000	155,629
6.100% due 06/01/37	25,000	34,921
Duke Energy Corp
2.400% due 08/15/22	50,000	51,067
2.450% due 06/01/30	160,000	161,962
2.550% due 06/15/31	100,000	101,409
3.150% due 08/15/27	50,000	54,040
3.300% due 06/15/41	100,000	102,802
3.500% due 06/15/51	100,000	103,902
3.950% due 08/15/47	50,000	55,157
4.200% due 06/15/49	65,000	74,013
Duke Energy Florida LLC
1.750% due 06/15/30	250,000	245,207
2.500% due 12/01/29	50,000	52,486
Duke Energy Indiana LLC
2.750% due 04/01/50	60,000	58,247
3.250% due 10/01/49	50,000	53,043
3.750% due 05/15/46	50,000	56,249
4.900% due 07/15/43	100,000	128,597
Duke Energy Ohio Inc 2.125% due 06/01/30	35,000	35,190
Duke Energy Progress LLC 3.700% due 09/01/28	100,000	112,661
Edison International
2.400% due 09/15/22	40,000	40,721
2.950% due 03/15/23	100,000	103,290
5.750% due 06/15/27	10,000	11,391
El Paso Electric Co 5.000% due 12/01/44	50,000	60,689
Emera US Finance LP (Canada)
3.550% due 06/15/26	35,000	38,270
4.750% due 06/15/46	200,000	237,946
Enel Chile SA (Chile) 4.875% due 06/12/28	50,000	57,800
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	53,551
Entergy Arkansas LLC
3.500% due 04/01/26	50,000	54,996
4.200% due 04/01/49	50,000	60,870

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Entergy Corp
0.900% due 09/15/25	$150,000	$148,134
2.800% due 06/15/30	100,000	104,268
2.950% due 09/01/26	30,000	32,033
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	57,565
Entergy Louisiana LLC
0.620% due 11/17/23	25,000	25,040
2.350% due 06/15/32	100,000	101,347
3.100% due 06/15/41	400,000	423,168
3.250% due 04/01/28	50,000	54,787
4.200% due 09/01/48	50,000	60,953
4.950% due 01/15/45	40,000	43,886
Essential Utilities Inc 2.400% due 05/01/31	100,000	100,992
Evergy Kansas Central Inc
3.100% due 04/01/27	50,000	54,208
4.100% due 04/01/43	100,000	118,382
Evergy Metro Inc 3.650% due 08/15/25	50,000	54,968
Eversource Energy
2.900% due 10/01/24	50,000	52,982
3.300% due 01/15/28	100,000	109,653
3.800% due 12/01/23	15,000	16,108
4.250% due 04/01/29	25,000	29,163
Exelon Corp
3.950% due 06/15/25	100,000	110,127
4.050% due 04/15/30	300,000	342,039
4.450% due 04/15/46	100,000	121,612
4.950% due 06/15/35	35,000	43,069
5.100% due 06/15/45	35,000	45,807
Florida Power & Light Co
2.850% due 04/01/25	350,000	374,449
3.700% due 12/01/47	200,000	236,138
4.950% due 06/01/35	100,000	131,680
5.690% due 03/01/40	35,000	50,225
5.950% due 02/01/38	125,000	181,461
Georgia Power Co 4.300% due 03/15/42	100,000	118,386
Indiana Michigan Power Co
3.250% due 05/01/51	60,000	63,008
4.250% due 08/15/48	25,000	30,389
Interstate Power & Light Co 3.500% due 09/30/49	25,000	27,124
ITC Holdings Corp
3.350% due 11/15/27	50,000	54,582
3.650% due 06/15/24	25,000	26,829
Kentucky Utilities Co 4.375% due 10/01/45	40,000	48,586
Louisville Gas & Electric Co 4.250% due 04/01/49	35,000	43,220
MidAmerican Energy Co
3.650% due 08/01/48	100,000	114,261
6.750% due 12/30/31	100,000	141,938
Mississippi Power Co 3.950% due 03/30/28	25,000	28,155
National Fuel Gas Co
3.750% due 03/01/23	100,000	104,274
3.950% due 09/15/27	50,000	53,988
National Rural Utilities Cooperative Finance Corp
1.350% due 03/15/31	100,000	92,875
1.650% due 06/15/31	200,000	190,232
4.023% due 11/01/32	100,000	117,325
8.000% due 03/01/32	50,000	75,601
NextEra Energy Capital Holdings Inc
0.650% due 03/01/23	45,000	45,195
2.250% due 06/01/30	80,000	80,692
4.800% due 12/01/77	100,000	112,459
5.650% due 05/01/79	100,000	116,453

	Principal Amount	Value
NiSource Inc
0.950% due 08/15/25	$200,000	$198,522
3.490% due 05/15/27	50,000	55,048
3.950% due 03/30/48	50,000	57,312
4.800% due 02/15/44	100,000	123,358
5.250% due 02/15/43	100,000	131,993
Northern States Power Co
2.150% due 08/15/22	100,000	101,151
2.600% due 06/01/51	50,000	47,647
NSTAR Electric Co 2.375% due 10/15/22	100,000	102,103
OGE Energy Corp 0.703% due 05/26/23	40,000	40,015
Oglethorpe Power Corp 5.050% due 10/01/48	100,000	126,164
Ohio Edison Co 6.875% due 07/15/36	150,000	213,178
Ohio Power Co 1.625% due 01/15/31	65,000	62,425
Oklahoma Gas & Electric Co 3.850% due 08/15/47	50,000	56,786
Oncor Electric Delivery Co LLC
0.550% due 10/01/25	70,000	68,438
3.700% due 11/15/28	100,000	113,222
3.800% due 09/30/47	50,000	58,631
5.300% due 06/01/42	100,000	138,234
Pacific Gas and Electric Co
2.500% due 02/01/31	100,000	93,869
3.300% due 08/01/40	250,000	226,306
3.450% due 07/01/25	400,000	419,517
3.500% due 08/01/50	45,000	40,166
4.500% due 07/01/40	300,000	300,640
4.550% due 07/01/30	300,000	321,151
4.950% due 07/01/50	200,000	206,049
PacifiCorp
2.700% due 09/15/30	300,000	315,500
3.300% due 03/15/51	300,000	318,998
3.500% due 06/15/29	35,000	39,053
4.125% due 01/15/49	70,000	83,855
PECO Energy Co
2.800% due 06/15/50	45,000	45,006
3.000% due 09/15/49	55,000	57,701
3.150% due 10/15/25	50,000	54,191
3.900% due 03/01/48	60,000	71,970
Piedmont Natural Gas Co Inc
3.350% due 06/01/50	225,000	232,533
4.650% due 08/01/43	35,000	43,134
Potomac Electric Power Co 3.600% due 03/15/24	100,000	107,203
PPL Electric Utilities Corp
3.000% due 10/01/49	70,000	72,367
4.150% due 10/01/45	25,000	30,129
4.150% due 06/15/48	100,000	122,613
4.750% due 07/15/43	50,000	65,185
Progress Energy Inc 7.750% due 03/01/31	100,000	142,833
PSEG Power LLC 3.850% due 06/01/23	100,000	106,214
Public Service Co of Colorado
1.875% due 06/15/31	200,000	199,162
2.700% due 01/15/51	100,000	97,840
3.700% due 06/15/28	50,000	56,480
3.800% due 06/15/47	50,000	58,891
Public Service Co of New Hampshire 2.200% due 06/15/31	30,000	30,615
Public Service Electric and Gas Co
0.950% due 03/15/26	100,000	99,686
2.050% due 08/01/50	100,000	86,476
3.000% due 03/01/51	100,000	104,402
3.200% due 08/01/49	60,000	64,807
4.050% due 05/01/48	25,000	30,661

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Public Service Enterprise Group Inc
2.650% due 11/15/22	$50,000	$51,471
2.875% due 06/15/24	70,000	74,287
Puget Energy Inc 3.650% due 05/15/25	100,000	107,731
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	35,008
San Diego Gas & Electric Co
1.700% due 10/01/30	95,000	91,809
3.750% due 06/01/47	50,000	57,294
4.100% due 06/15/49	100,000	120,889
4.150% due 05/15/48	25,000	30,345
Sempra Energy
3.400% due 02/01/28	65,000	71,504
3.800% due 02/01/38	100,000	111,313
Southern California Edison Co
2.250% due 06/01/30	120,000	118,251
2.850% due 08/01/29	75,000	77,966
2.950% due 02/01/51	320,000	290,803
3.500% due 10/01/23	100,000	105,739
3.650% due 03/01/28	50,000	55,074
3.650% due 02/01/50	70,000	70,135
3.700% due 08/01/25	30,000	32,703
3.900% due 03/15/43	50,000	52,398
4.125% due 03/01/48	10,000	10,689
4.500% due 09/01/40	50,000	57,510
Southern California Gas Co 2.600% due 06/15/26	50,000	53,138
Southwest Gas Corp 3.800% due 09/29/46	50,000	54,338
Southwestern Electric Power Co
3.900% due 04/01/45	50,000	55,196
4.100% due 09/15/28	50,000	56,921
6.200% due 03/15/40	50,000	69,988
Southwestern Public Service Co
3.300% due 06/15/24	50,000	53,130
3.750% due 06/15/49	100,000	114,446
Tampa Electric Co
4.300% due 06/15/48	50,000	61,691
4.450% due 06/15/49	50,000	63,559
The AES Corp
1.375% due 01/15/26 ~	75,000	74,300
2.450% due 01/15/31 ~	100,000	99,105
The Connecticut Light & Power Co 4.150% due 06/01/45	25,000	31,038
The Connecticut Light and Power Co 0.750% due 12/01/25	150,000	148,206
The Southern Co
2.950% due 07/01/23	25,000	26,094
4.000% due 01/15/51	350,000	371,000
4.250% due 07/01/36	30,000	34,856
4.400% due 07/01/46	450,000	529,345
Tucson Electric Power Co
3.050% due 03/15/25	50,000	53,519
4.850% due 12/01/48	100,000	129,137
Union Electric Co
2.625% due 03/15/51	200,000	191,865
8.450% due 03/15/39	100,000	172,626
Virginia Electric & Power Co
2.950% due 11/15/26	50,000	54,170
3.150% due 01/15/26	35,000	38,168
3.800% due 09/15/47	50,000	57,738
4.000% due 11/15/46	20,000	23,630
8.875% due 11/15/38	25,000	44,565
Washington Gas Light Co 3.650% due 09/15/49	25,000	28,136
WEC Energy Group Inc
0.800% due 03/15/24	160,000	160,429
3.550% due 06/15/25	84,000	91,910
Wisconsin Electric Power Co 4.300% due 10/15/48	10,000	12,547

	Principal Amount	Value
Wisconsin Power & Light Co 3.050% due 10/15/27	$100,000	$108,316
Xcel Energy Inc
0.500% due 10/15/23	40,000	40,016
4.000% due 06/15/28	50,000	56,967

		24,405,854

Total Corporate Bonds & Notes (Cost $293,422,067)		314,436,535

MORTGAGE-BACKED SECURITIES - 29.3%

Collateralized Mortgage Obligations - Commercial - 2.1%

Bank
1.844% due 03/15/63	131,250	129,880
1.997% due 11/15/53	250,000	250,099
2.649% due 01/15/63	200,000	210,973
2.920% due 12/15/52	200,000	214,975
3.175% due 09/15/60	200,000	217,212
BBCMS Mortgage Trust
2.299% due 02/15/54	300,000	307,886
2.639% due 02/15/53	200,000	210,972
Benchmark Mortgage Trust
1.850% due 09/15/53	250,000	247,556
1.925% due 07/15/53	197,917	197,310
2.577% due 04/15/54	200,000	209,731
2.732% due 02/15/53	200,000	212,111
4.121% due 07/15/51 §	200,000	229,557
CD Mortgage Trust 3.456% due 11/13/50	175,000	192,478
Citigroup Commercial Mortgage Trust
3.372% due 10/10/47	315,841	335,336
3.778% due 09/10/58	600,000	660,006
Commercial Mortgage Pass-Through 3.525% due 02/10/49	265,248	280,916
Commercial Mortgage Trust
3.660% due 08/10/50	195,916	202,047
3.819% due 06/10/47	300,000	323,928
4.228% due 05/10/51	400,000	459,995
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50 §	600,000	660,333
Fannie Mae - Aces
1.270% due 07/25/30	200,000	195,983
1.515% due 02/25/31 §	245,000	244,413
1.740% due 11/25/32 §	500,000	506,644
1.821% due 02/25/30	48,200	49,118
2.723% due 10/25/24	181,823	191,276
2.980% due 08/25/29	500,000	555,487
2.999% due 01/25/28 §	500,000	549,771
3.061% due 05/25/27 §	200,000	219,723
3.084% due 12/25/27 §	190,000	208,881
3.775% due 08/25/30 §	300,000	352,218
Freddie Mac
1.350% due 05/25/30	575,000	568,549
1.406% due 08/25/30	250,000	247,875
1.477% due 04/25/30	107,143	107,138
1.517% due 03/25/30	222,222	223,032
1.547% due 11/25/53	200,000	200,984
1.558% due 04/25/30	140,000	140,870
1.621% due 02/25/54	186,667	188,225
1.872% due 03/25/53	166,667	171,752
1.940% due 02/25/35	352,000	355,761
2.020% due 03/25/31	250,000	260,465
2.862% due 05/25/26	500,000	541,064
2.946% due 07/25/24	750,000	792,115
Freddie Mac Multifamily Structured Pass Through Certificates
2.524% due 10/25/29	200,000	216,254
2.673% due 03/25/26 - 09/25/29	800,000	861,871
2.745% due 01/25/26	400,000	430,352
3.171% due 10/25/24	850,000	915,094

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
3.208% due 02/25/26	$375,000	$409,833
3.310% due 05/25/23 §	500,000	525,847
3.422% due 02/25/29	196,721	224,409
3.926% due 06/25/28	100,000	116,451
3.990% due 08/25/33 §	42,000	51,504
GS Mortgage Securities Trust
2.773% due 11/10/45	194,177	198,445
3.734% due 11/10/48	1,000,000	1,100,379
JPMBB Commercial Mortgage Securities Trust 4.274% due 12/15/48	600,000	642,713
JPMDB Commercial Mortgage Securities Trust 2.180% due 05/13/53	300,000	305,003
JPMorgan Chase Commercial Mortgage Securities Trust 3.143% due 12/15/47	491,190	508,025
Morgan Stanley Bank of America Merrill Lynch Trust
3.720% due 12/15/49	570,000	634,784
3.753% due 12/15/47	700,000	768,235
Morgan Stanley Capital I Trust
2.728% due 05/15/54	250,000	265,034
3.596% due 12/15/49	400,000	439,594
Wells Fargo Commercial Mortgage Trust
2.626% due 04/15/54	250,000	263,442
2.652% due 08/15/49	350,000	370,825
2.925% due 04/15/50	300,000	315,624
3.453% due 07/15/50	500,000	551,637
4.184% due 06/15/51	200,000	230,117
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45	610,923	624,661

		23,594,778

Fannie Mae - 16.2%

due 07/01/36 #	5,425,000	5,605,271
due 07/01/51 #	25,100,000	25,655,924
due 07/01/36 - 07/01/51 #	5,500,000	5,502,607
1.500% due 12/01/35 - 03/01/51	8,205,432	8,140,181
1.945% (USD LIBOR + 1.695%) due 06/01/38 §	1,665	1,687
2.000% due 11/01/35 - 07/01/51	42,795,160	43,370,786
2.423% (USD LIBOR + 1.690%) due 08/01/39 §	3,014	3,183
2.500% due 10/01/27 - 07/01/51	25,367,252	26,339,561
3.000% due 05/01/22 - 07/01/50	23,242,389	24,423,057
3.500% due 10/01/25 - 06/01/50	15,837,913	16,932,231
4.000% due 04/01/24 - 02/01/50	14,055,702	15,155,564
4.500% due 05/01/23 - 03/01/50	4,877,624	5,354,496
5.000% due 09/01/23 - 09/01/48	1,618,357	1,834,340
5.500% due 11/01/33 - 07/01/41	867,399	1,004,220
6.000% due 09/01/34 - 06/01/40	377,337	445,107
6.500% due 09/01/36 - 07/01/38	71,898	83,360

		179,851,575

Freddie Mac - 4.9%

1.500% due 04/01/51 - 05/01/51	2,824,012	2,770,442
2.000% due 09/01/35 - 09/01/50	6,393,738	6,515,737
2.500% due 08/01/28 - 10/01/50	8,550,031	8,883,595
3.000% due 09/01/26 - 04/01/50	14,594,356	15,370,376
3.500% due 03/01/26 - 05/01/50	10,885,027	11,603,797
4.000% due 02/01/25 - 01/01/48	5,132,343	5,572,558
4.500% due 08/01/24 - 07/01/48	1,854,241	2,039,331
5.000% due 12/01/31 - 03/01/41	708,502	809,647
5.500% due 04/01/34 - 08/01/40	377,401	438,569
6.000% due 04/01/36 - 05/01/40	466,278	548,314
6.500% due 08/01/37 - 04/01/39	37,327	43,020

		54,595,386

	Principal Amount	Value
Government National Mortgage Association - 6.1%

due 07/01/51 #	$9,700,000	$9,997,326
2.000% due 10/20/50 - 06/20/51	8,918,439	9,113,534
2.500% due 01/20/43 - 04/20/51	10,032,163	10,404,808
3.000% due 08/20/42 - 07/20/50	13,331,898	14,027,794
3.500% due 10/15/41 - 07/20/50	12,119,439	12,894,282
4.000% due 06/15/39 - 01/20/50	5,864,672	6,351,273
4.500% due 02/15/39 - 12/20/47	2,399,020	2,656,492
5.000% due 05/15/36 - 01/20/48	1,063,796	1,207,232
5.500% due 04/15/37 - 04/15/40	304,784	354,798
6.000% due 01/15/38 - 06/15/41	97,761	115,531
6.500% due 10/15/38 - 02/15/39	21,452	24,974

		67,148,044

Total Mortgage-Backed Securities (Cost $321,250,054)		325,189,783

ASSET-BACKED SECURITIES - 0.3%

AmeriCredit Automobile Receivables Trust
0.370% due 08/18/25	100,000	100,089
0.530% due 06/18/25	56,000	56,202
BA Credit Card Trust 0.440% due 09/15/26	27,000	26,935
Capital One Multi-Asset Execution Trust 1.720% due 08/15/24	331,000	336,736
Carmax Auto Owner Trust
0.340% due 12/15/25	229,000	228,777
0.520% due 02/17/26	80,000	80,098
Citibank Credit Card Issuance Trust 6.150% due 06/15/39	250,000	353,066
Drive Auto Receivables Trust 0.440% due 11/15/24	140,000	140,308
Ford Credit Auto Owner Trust 0.560% due 10/15/24	189,000	189,695
Ford Credit Floorplan Master Owner Trust 0.700% due 09/15/25	250,000	251,322
GM Financial Automobile Leasing Trust 0.340% due 05/20/24	167,000	166,955
GM Financial Consumer Automobile Receivables Trust
0.350% due 10/16/25	111,000	111,080
0.380% due 08/18/25	57,000	57,037
0.510% due 04/16/26	90,000	90,162
Honda Auto Receivables Owner Trust 0.330% due 08/15/25	185,000	184,862
Mercedes-Benz Auto Lease Trust 0.250% due 01/16/24	300,000	299,935
Santander Drive Auto Receivables Trust 0.340% due 02/18/25	187,000	187,024
Verizon Owner Trust 0.470% due 02/20/25	300,000	300,881

Total Asset-Backed Securities (Cost $3,124,288)		3,161,164

U.S. GOVERNMENT AGENCY ISSUES - 1.5%

Fannie Mae
0.250% due 05/22/23	1,075,000	1,075,209
0.250% due 07/10/23	850,000	850,176
0.250% due 11/27/23	1,125,000	1,123,249
0.375% due 08/25/25	95,000	93,631
0.500% due 11/07/25	115,000	113,683
0.625% due 04/22/25	430,000	429,631
0.750% due 10/08/27	300,000	292,754
0.875% due 08/05/30	500,000	473,819
2.625% due 09/06/24	960,000	1,026,159
5.625% due 07/15/37	100,000	152,229
6.625% due 11/15/30	500,000	723,947
7.125% due 01/15/30	525,000	767,479

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Federal Farm Credit Banks Funding Corp
0.125% due 04/13/23	$900,000	$898,025
0.125% due 06/14/23	250,000	249,380
0.250% due 02/26/24	530,000	528,141
Federal Home Loan Bank
0.125% due 10/21/22	900,000	899,581
0.125% due 03/17/23	260,000	259,607
0.375% due 09/04/25	475,000	469,408
0.500% due 04/14/25	500,000	497,188
5.500% due 07/15/36	100,000	147,258
Freddie Mac
0.125% due 07/25/22	150,000	150,048
0.250% due 06/26/23	500,000	500,091
0.250% due 08/24/23	65,000	65,007
0.250% due 09/08/23	145,000	144,907
0.250% due 11/06/23	800,000	799,435
0.250% due 12/04/23	680,000	679,372
0.375% due 05/05/23	500,000	501,411
0.375% due 07/21/25	180,000	177,537
0.375% due 09/23/25	825,000	812,427
1.500% due 02/12/25	250,000	258,023
2.750% due 06/19/23	500,000	524,694
6.250% due 07/15/32	225,000	330,810
Tennessee Valley Authority
3.500% due 12/15/42	100,000	118,002
4.250% due 09/15/65	200,000	281,186
5.250% due 09/15/39	25,000	35,827
5.375% due 04/01/56	50,000	80,976
6.750% due 11/01/25	150,000	187,959
7.125% due 05/01/30	50,000	72,807

Total U.S. Government Agency Issues (Cost $16,382,212)		16,791,073

U.S. TREASURY OBLIGATIONS - 37.3%

U.S. Treasury Bonds - 7.9%

1.125% due 05/15/40	1,750,000	1,511,289
1.125% due 08/15/40	3,700,000	3,184,312
1.250% due 05/15/50	3,350,000	2,736,400
1.375% due 11/15/40	4,500,000	4,044,023
1.375% due 08/15/50	3,600,000	3,035,953
1.625% due 11/15/50	3,100,000	2,785,156
1.875% due 02/15/41	2,350,000	2,301,164
1.875% due 02/15/51	2,350,000	2,243,516
2.000% due 02/15/50	2,250,000	2,211,152
2.250% due 05/15/41	1,200,000	1,248,937
2.250% due 08/15/46	2,150,000	2,223,738
2.250% due 08/15/49	1,100,000	1,139,875
2.375% due 11/15/49	1,950,000	2,077,055
2.375% due 05/15/51	2,500,000	2,669,727
2.500% due 02/15/45	2,800,000	3,030,344
2.500% due 02/15/46	2,600,000	2,817,344
2.500% due 05/15/46	1,000,000	1,083,672
2.750% due 08/15/42	450,000	507,252
2.750% due 11/15/42	1,850,000	2,083,924
2.750% due 11/15/47	2,500,000	2,846,680
2.875% due 08/15/45	1,000,000	1,156,328
2.875% due 05/15/49	1,275,000	1,493,394
3.000% due 05/15/42	1,075,000	1,258,758
3.000% due 05/15/45	1,500,000	1,769,414
3.000% due 11/15/45	1,900,000	2,246,973
3.000% due 02/15/47	500,000	594,141
3.000% due 05/15/47	1,700,000	2,022,004
3.000% due 02/15/48	2,000,000	2,384,687
3.000% due 08/15/48	1,500,000	1,791,445
3.000% due 02/15/49	2,000,000	2,395,078
3.125% due 11/15/41	975,000	1,162,611
3.125% due 02/15/43	1,000,000	1,195,156
3.125% due 08/15/44	600,000	720,258

	Principal Amount	Value
3.125% due 05/15/48	$2,700,000	$3,293,684
3.625% due 08/15/43	1,525,000	1,964,629
3.625% due 02/15/44	500,000	646,426
3.750% due 08/15/41	1,300,000	1,689,391
3.750% due 11/15/43	1,000,000	1,312,969
4.250% due 11/15/40	750,000	1,034,824
4.375% due 05/15/40	1,025,000	1,432,718
4.375% due 05/15/41	775,000	1,089,087
4.500% due 02/15/36	1,750,000	2,402,969
4.500% due 05/15/38	500,000	698,594
4.500% due 08/15/39	700,000	987,164
4.750% due 02/15/41	1,350,000	1,980,123
5.375% due 02/15/31	1,100,000	1,496,322
6.250% due 05/15/30	1,050,000	1,481,894

		87,482,554

U.S. Treasury Notes - 29.4%

0.125% due 08/31/22	5,000,000	5,000,879
0.125% due 10/31/22	2,000,000	1,999,531
0.125% due 11/30/22	3,500,000	3,498,359
0.125% due 12/31/22	5,000,000	4,996,680
0.125% due 01/31/23	2,500,000	2,497,852
0.125% due 03/31/23	2,500,000	2,496,436
0.125% due 05/31/23	2,000,000	1,995,859
0.125% due 07/15/23	3,000,000	2,992,734
0.125% due 02/15/24	2,300,000	2,285,535
0.250% due 04/15/23	3,000,000	3,002,051
0.250% due 06/15/23	3,000,000	3,000,820
0.250% due 11/15/23	2,000,000	1,997,031
0.250% due 06/15/24	2,500,000	2,484,863
0.250% due 05/31/25	2,750,000	2,704,346
0.250% due 06/30/25	3,500,000	3,438,613
0.250% due 07/31/25	5,000,000	4,906,543
0.250% due 08/31/25	3,500,000	3,430,410
0.250% due 09/30/25	4,200,000	4,112,391
0.250% due 10/31/25	6,000,000	5,867,344
0.375% due 04/30/25	3,000,000	2,968,359
0.375% due 11/30/25	2,500,000	2,455,371
0.375% due 12/31/25	3,500,000	3,434,238
0.375% due 01/31/26	4,000,000	3,920,469
0.500% due 03/31/25	3,000,000	2,985,703
0.500% due 02/28/26	3,500,000	3,447,568
0.500% due 05/31/27	3,500,000	3,389,258
0.500% due 06/30/27	1,000,000	967,422
0.500% due 08/31/27	2,500,000	2,411,328
0.500% due 10/31/27	2,000,000	1,923,359
0.625% due 05/15/30	3,350,000	3,131,857
0.625% due 08/15/30	2,500,000	2,329,492
0.750% due 03/31/26	2,500,000	2,489,160
0.750% due 04/30/26	2,500,000	2,487,598
0.750% due 05/31/26	3,000,000	2,983,125
0.750% due 01/31/28	2,500,000	2,434,473
0.875% due 11/15/30	4,250,000	4,042,148
1.125% due 02/28/25	3,500,000	3,564,668
1.125% due 02/28/27	750,000	755,537
1.125% due 02/29/28	2,750,000	2,742,266
1.125% due 02/15/31	3,500,000	3,398,281
1.250% due 08/31/24	4,000,000	4,095,156
1.250% due 03/31/28	1,000,000	1,004,102
1.250% due 04/30/28	2,500,000	2,508,203
1.250% due 05/31/28	500,000	501,328
1.375% due 10/15/22	2,000,000	2,031,953
1.375% due 02/15/23	1,500,000	1,529,033
1.375% due 06/30/23	4,300,000	4,397,422
1.375% due 01/31/25	5,500,000	5,652,109
1.375% due 08/31/26	3,500,000	3,583,809
1.500% due 03/31/23	1,500,000	1,533,779
1.500% due 09/30/24	3,000,000	3,095,625
1.500% due 10/31/24	2,000,000	2,064,141
1.500% due 08/15/26	3,200,000	3,295,875

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
1.500% due 01/31/27	$3,500,000	$3,598,848
1.500% due 02/15/30	3,250,000	3,282,627
1.625% due 08/15/22	2,025,000	2,059,765
1.625% due 11/15/22	4,975,000	5,076,055
1.625% due 05/31/23	1,000,000	1,026,602
1.625% due 10/31/23	3,000,000	3,091,758
1.625% due 02/15/26	1,900,000	1,969,988
1.625% due 05/15/26	1,300,000	1,347,836
1.625% due 10/31/26	5,500,000	5,697,871
1.625% due 08/15/29	2,000,000	2,045,938
1.625% due 05/15/31	6,000,000	6,092,812
1.750% due 05/15/23	4,750,000	4,884,893
1.750% due 06/30/24	3,000,000	3,116,133
1.750% due 12/31/24	1,600,000	1,665,313
1.750% due 12/31/26	2,500,000	2,606,250
1.875% due 09/30/22	2,500,000	2,554,492
1.875% due 08/31/24	3,000,000	3,130,020
1.875% due 07/31/26	1,000,000	1,049,336
2.000% due 10/31/22	4,000,000	4,099,141
2.000% due 11/30/22	2,400,000	2,462,531
2.000% due 02/15/23	6,950,000	7,154,292
2.000% due 05/31/24	5,000,000	5,226,172
2.000% due 02/15/25	2,000,000	2,100,312
2.000% due 11/15/26	1,000,000	1,055,586
2.125% due 11/30/23	2,500,000	2,608,447
2.125% due 05/15/25	3,500,000	3,696,602
2.250% due 12/31/23	4,000,000	4,189,375
2.250% due 01/31/24	2,000,000	2,097,383
2.250% due 04/30/24	3,250,000	3,417,197
2.250% due 10/31/24	800,000	845,500
2.250% due 11/15/24	2,000,000	2,114,766
2.250% due 12/31/24	4,000,000	4,233,594
2.250% due 11/15/25	2,200,000	2,341,195
2.250% due 08/15/27	4,200,000	4,492,852
2.250% due 11/15/27	2,300,000	2,460,910
2.375% due 02/29/24	3,000,000	3,158,672
2.375% due 08/15/24	10,300,000	10,906,533
2.375% due 04/30/26	1,000,000	1,072,422
2.375% due 05/15/27	2,750,000	2,961,191
2.375% due 05/15/29	1,000,000	1,079,297
2.500% due 03/31/23	4,000,000	4,160,078
2.500% due 08/15/23	4,450,000	4,660,332
2.500% due 01/31/25	4,000,000	4,272,500
2.625% due 02/15/29	2,750,000	3,016,084
2.750% due 04/30/23	1,500,000	1,569,170
2.750% due 08/31/23	5,000,000	5,267,187
2.750% due 11/15/23	5,350,000	5,658,461
2.750% due 02/15/28	3,500,000	3,857,383
2.875% due 05/31/25	1,200,000	1,302,984
2.875% due 05/15/28	2,500,000	2,777,832
2.875% due 08/15/28	1,750,000	1,946,670
3.125% due 11/15/28	3,000,000	3,394,453

		326,216,133

Total U.S. Treasury Obligations (Cost $401,940,395)		413,698,687

FOREIGN GOVERNMENT BONDS & NOTES - 2.0%

Canada Government (Canada)
1.625% due 01/22/25	150,000	155,499
2.000% due 11/15/22	250,000	256,171
Chile Government (Chile)
3.100% due 01/22/61	200,000	192,082
3.125% due 01/21/26	75,000	81,381
3.860% due 06/21/47	300,000	331,647
Colombia Government (Colombia)
3.000% due 01/30/30	200,000	196,303
3.125% due 04/15/31	350,000	343,101
4.125% due 05/15/51	300,000	285,252
4.500% due 01/28/26	250,000	273,451
5.000% due 06/15/45	300,000	319,785

	Principal Amount	Value
Export Development Canada (Canada)
1.375% due 02/24/23	$250,000	$254,731
2.500% due 01/24/23	200,000	207,197
Export-Import Bank of Korea (South Korea)
0.625% due 02/09/26	200,000	195,830
3.625% due 11/27/23	200,000	214,942
Hungary Government (Hungary) 5.375% due 03/25/24	200,000	225,836
Indonesia Government (Indonesia)
2.850% due 02/14/30	200,000	207,860
2.950% due 01/11/23	300,000	311,439
4.200% due 10/15/50	300,000	342,383
Israel Government AID 5.500% due 04/26/24	25,000	28,495
Israel Government International (Israel) 2.750% due 07/03/30	200,000	213,738
Japan Bank for International Cooperation (Japan)
0.625% due 07/15/25	235,000	232,816
1.250% due 01/21/31	500,000	482,530
1.625% due 10/17/22	200,000	203,370
1.750% due 01/23/23	200,000	204,490
1.875% due 07/21/26	200,000	207,601
1.875% due 04/15/31	200,000	203,916
2.500% due 05/23/24	200,000	210,920
3.250% due 07/20/28	200,000	224,946
3.375% due 07/31/23	200,000	212,153
Japan International Cooperation Agency (Japan) 3.375% due 06/12/28	200,000	224,927
Korea International (South Korea) 2.750% due 01/19/27	200,000	215,994
Mexico Government (Mexico)
2.659% due 05/24/31	200,000	195,878
3.900% due 04/27/25	350,000	388,983
4.150% due 03/28/27	200,000	226,369
4.280% due 08/14/41	200,000	210,428
4.500% due 01/31/50	200,000	213,060
4.600% due 01/23/46	250,000	269,510
4.600% due 02/10/48	200,000	215,293
4.750% due 04/27/32	350,000	401,625
4.750% due 03/08/44	264,000	292,511
6.750% due 09/27/34	225,000	298,591
Panama Government (Panama)
2.252% due 09/29/32	500,000	480,525
3.870% due 07/23/60	200,000	204,720
4.500% due 05/15/47	350,000	399,191
6.700% due 01/26/36	100,000	136,080
8.875% due 09/30/27	100,000	138,191
Peruvian Government (Peru)
2.783% due 01/23/31	300,000	306,378
3.300% due 03/11/41	250,000	253,180
4.125% due 08/25/27	150,000	168,261
8.750% due 11/21/33	200,000	314,482
Philippine Government (Philippines)
1.648% due 06/10/31	200,000	193,452
2.650% due 12/10/45	200,000	185,310
2.950% due 05/05/45	200,000	193,579
3.000% due 02/01/28	200,000	216,161
6.375% due 10/23/34	250,000	353,306
7.750% due 01/14/31	200,000	295,489
Province of Alberta Canada (Canada)
1.300% due 07/22/30	250,000	241,019
2.200% due 07/26/22	250,000	255,350
3.350% due 11/01/23	100,000	106,796
Province of British Columbia Canada (Canada)
1.300% due 01/29/31	500,000	485,312
2.000% due 10/23/22	100,000	102,301

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Province of New Brunswick Canada (Canada) 3.625% due 02/24/28	$50,000	$57,338
Province of Ontario Canada (Canada)
0.625% due 01/21/26	300,000	296,059
1.050% due 04/14/26	200,000	200,720
1.050% due 05/21/27	200,000	198,351
1.750% due 01/24/23	300,000	306,944
2.000% due 10/02/29	100,000	103,344
2.300% due 06/15/26	250,000	265,159
Province of Quebec Canada (Canada)
0.600% due 07/23/25	100,000	99,128
1.350% due 05/28/30	50,000	49,013
1.500% due 02/11/25	350,000	360,141
1.900% due 04/21/31	200,000	204,152
2.500% due 04/09/24	65,000	68,602
2.750% due 04/12/27	350,000	380,473
7.500% due 07/15/23	100,000	114,145
7.500% due 09/15/29	75,000	108,052
Republic of Italy Government International Bond (Italy)
0.875% due 05/06/24	200,000	199,459
2.875% due 10/17/29	200,000	208,502
3.875% due 05/06/51	200,000	215,891
4.000% due 10/17/49	200,000	219,944
6.875% due 09/27/23	150,000	170,062
Republic of Poland Government (Poland)
3.000% due 03/17/23	150,000	156,801
4.000% due 01/22/24	150,000	163,377
State of Israel (Israel) 3.375% due 01/15/50	500,000	535,290
Svensk Exportkredit AB (Sweden)
0.375% due 07/30/24	250,000	248,474
2.000% due 08/30/22	250,000	255,012
The Korea Development Bank (South Korea)
2.000% due 09/12/26	200,000	208,764
3.375% due 03/12/23	200,000	209,728
Uruguay Government International Bond (Uruguay)
4.125% due 11/20/45	143,467	170,076
4.375% due 10/27/27	200,000	230,178
5.100% due 06/18/50	200,000	262,545

Total Foreign Government Bonds & Notes (Cost $20,247,944)		21,267,841

MUNICIPAL BONDS - 0.6%

American Municipal Power Inc OH ‘B’
6.449% due 02/15/44	25,000	37,268
8.084% due 02/15/50	300,000	564,694
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	40,622
7.043% due 04/01/50	50,000	86,916
California State University 2.975% due 11/01/51	50,000	51,291
Central Puget Sound Regional Transit Authority 5.491% due 11/01/39	25,000	34,921
Chicago O’Hare International Airport 4.472% due 01/01/49	50,000	64,264
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue IL ‘B’ 6.899% due 12/01/40	100,000	142,245
City of Atlanta GA Water & Wastewater Revenue 2.257% due 11/01/35	100,000	101,849
City of Chicago IL ‘B’ 7.750% due 01/01/42	42,000	52,200
City of Houston TX 3.961% due 03/01/47	50,000	60,055

	Principal Amount	Value
City of New York NY 5.517% due 10/01/37	$40,000	$54,353
City of San Antonio TX Electric & Gas Systems Revenue 2.905% due 02/01/48	60,000	59,544
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	123,375
5.456% due 12/01/39	25,000	34,560
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	194,857
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	52,218
JobsOhio Beverage System 2.833% due 01/01/38	10,000	10,623
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	143,665
Massachusetts School Building Authority
2.950% due 05/15/43	50,000	51,519
3.395% due 10/15/40	20,000	21,500
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	33,457
6.668% due 11/15/39	55,000	80,306
Municipal Electric Authority of Georgia
6.637% due 04/01/57	25,000	37,935
6.655% due 04/01/57	97,000	149,584
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	162,346
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	160,188
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	39,711
New York City Water & Sewer System
5.952% due 06/15/42	50,000	76,576
6.011% due 06/15/42	10,000	15,418
New York State Dormitory Authority 3.142% due 07/01/43	100,000	103,521
New York State Urban Development Corp 5.770% due 03/15/39	25,000	31,209
New York State Urban Development Corp ‘B’ 3.900% due 03/15/33	50,000	56,783
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	108,774
Permanent University Fund - University of Texas System 3.376% due 07/01/47	185,000	213,828
Port Authority of New York & New Jersey
3.175% due 07/15/60	250,000	251,345
4.031% due 09/01/48	50,000	60,634
4.229% due 10/15/57	30,000	37,769
4.458% due 10/01/62	100,000	131,460
5.647% due 11/01/40	150,000	211,610
Rutgers The State University of New Jersey 3.915% due 05/01/19	15,000	17,176
Sales Tax Securitization Corp 4.787% due 01/01/48	50,000	63,794
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	75,756
State Board of Administration Finance Corp 2.154% due 07/01/30	100,000	102,036
State of California
1.700% due 02/01/28	200,000	202,766
3.500% due 04/01/28	100,000	112,768
7.300% due 10/01/39	100,000	160,213
7.500% due 04/01/34	50,000	78,864
7.600% due 11/01/40	270,000	472,127
7.625% due 03/01/40	40,000	67,458

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
State of Connecticut ‘D’ 5.090% due 10/01/30	$50,000	$59,122
State of Illinois 6.725% due 04/01/35	400,000	504,102
State of Texas 5.517% due 04/01/39	100,000	144,202
State of Utah 4.554% due 07/01/24	10,000	10,592
State of Wisconsin 3.154% due 05/01/27	250,000	276,640
Texas Transportation Commission 2.562% due 04/01/42	350,000	355,036
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	30,873
University of California
3.063% due 07/01/25	50,000	54,068
4.767% due 05/15/15	75,000	103,253
4.858% due 05/15/12	100,000	141,178

Total Municipal Bonds (Cost $5,755,359)		6,977,017

	Shares

SHORT-TERM INVESTMENT - 5.0%

Money Market Fund - 5.0%

BlackRock Liquidity Funds T-Fund Portfolio Institutional 0.010%	55,464,623	55,464,623

Total Short-Term Investment (Cost $55,464,623)		55,464,623

TOTAL INVESTMENTS - 104.3% (Cost $1,117,586,942)		1,156,986,723

OTHER ASSETS & LIABILITIES, NET - (4.3%)		(47,775,012)

NET ASSETS - 100.0%		$1,109,211,711

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	37.3%
Corporate Bonds & Notes	28.3%
Mortgage-Backed Securities	29.3%
Short-Term Investment	5.0%
Others (each less than 3.0%)	4.4%

	104.3%
Other Assets & Liabilities, Net	(4.3%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$314,436,535	$-	$314,436,535	$-
	Mortgage-Backed Securities	325,189,783	-	325,189,783	-
	Asset-Backed Securities	3,161,164	-	3,161,164	-
	U.S. Government Agency Issues	16,791,073	-	16,791,073	-
	U.S. Treasury Obligations	413,698,687	-	413,698,687	-
	Foreign Government Bonds & Notes	21,267,841	-	21,267,841	-
	Municipal Bonds	6,977,017	-	6,977,017	-
	Short-Term Investment	55,464,623	55,464,623	-	-

	Total	$1,156,986,723	$55,464,623	$1,101,522,100	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%

Energy - 0.0%

EP Energy Corp *	1,815	$179,685
Pioneer Energy Services Corp * Ω ±	164	324

		180,009

Financial - 0.0%

Stearns Holdings LLC ‘B’ * Ω ±	3,570	-

Total Common Stocks (Cost $190,121)		180,009

	Principal Amount

CORPORATE BONDS & NOTES - 98.5%

Basic Materials - 5.3%

Alcoa Nederland Holding BV
4.125% due 03/31/29 ~	$221,000	230,820
5.500% due 12/15/27 ~	215,000	233,501
6.125% due 05/15/28 ~	250,000	273,888
Allegheny Technologies Inc
5.875% due 12/01/27	200,000	210,208
7.875% due 08/15/23	150,000	164,625
ArcelorMittal SA (Luxembourg)
4.550% due 03/11/26	200,000	226,328
7.250% due 10/15/39	600,000	848,548
Arconic Corp
6.000% due 05/15/25 ~	190,000	202,741
6.125% due 02/15/28 ~	246,000	264,626
Ashland LLC
4.750% due 08/15/22	34,000	35,264
6.875% due 05/15/43	128,000	161,588
Baffinland Iron Mines Corp (Canada) 8.750% due 07/15/26 ~	125,000	132,656
Big River Steel LLC 6.625% due 01/31/29 ~	130,000	143,626
Carpenter Technology Corp 6.375% due 07/15/28	125,000	137,290
Century Aluminum Co 7.500% due 04/01/28 ~	150,000	159,372
CF Industries Inc
3.450% due 06/01/23	255,000	266,475
4.950% due 06/01/43	39,000	46,153
5.150% due 03/15/34	400,000	485,548
5.375% due 03/15/44	225,000	279,105
Clearwater Paper Corp
4.750% due 08/15/28 ~	250,000	249,375
5.375% due 02/01/25 ~	50,000	53,442
Cleveland-Cliffs Inc
4.625% due 03/01/29 ~	120,000	126,422
4.875% due 03/01/31 ~	276,000	290,156
5.875% due 06/01/27	300,000	315,750
6.250% due 10/01/40	100,000	105,974
6.750% due 03/15/26 ~	137,000	147,960
9.875% due 10/17/25 ~	165,000	193,588
Coeur Mining Inc 5.125% due 02/15/29 ~	300,000	297,999
Commercial Metals Co
3.875% due 02/15/31	200,000	201,500
4.875% due 05/15/23	100,000	105,750
5.375% due 07/15/27	100,000	106,082
Compass Minerals International Inc
4.875% due 07/15/24 ~	50,000	51,807
6.750% due 12/01/27 ~	135,000	145,294
Consolidated Energy Finance SA (Switzerland) 6.500% due 05/15/26 ~	350,000	360,330

	Principal Amount	Value
Constellium SE 5.625% due 06/15/28 ~	$250,000	$269,064
Cornerstone Chemical Co 6.750% due 08/15/24 ~	150,000	141,576
CVR Partners LP
6.125% due 06/15/28 ~	150,000	153,938
9.250% due 06/15/23 ~	15,000	15,069
Element Solutions Inc 3.875% due 09/01/28 ~	210,000	214,571
Eurochem Finance DAC (Russia) 5.500% due 03/13/24 ~	200,000	218,028
FMG Resources August 2006 Property Ltd (Australia) 4.375% due 04/01/31 ~	474,000	507,732
FMG Resources Pty Ltd (Australia)
4.500% due 09/15/27 ~	136,000	148,328
5.125% due 05/15/24 ~	90,000	98,100
Freeport-McMoRan Inc
4.125% due 03/01/28	250,000	261,250
4.250% due 03/01/30	200,000	214,500
4.375% due 08/01/28	170,000	179,775
4.550% due 11/14/24	100,000	108,875
4.625% due 08/01/30	233,000	255,453
5.000% due 09/01/27	738,000	781,627
5.400% due 11/14/34	170,000	205,557
5.450% due 03/15/43	600,000	734,196
GCP Applied Technologies Inc 5.500% due 04/15/26 ~	100,000	102,980
GPD Cos Inc 10.125% due 04/01/26 ~	225,000	246,063
HB Fuller Co 4.250% due 10/15/28	225,000	232,875
Hecla Mining Co 7.250% due 02/15/28	100,000	109,375
Herens Holdco Sarl (Luxembourg) 4.750% due 05/15/28 ~	200,000	199,250
Hexion Inc 7.875% due 07/15/27 ~	150,000	162,016
Hudbay Minerals Inc (Canada)
4.500% due 04/01/26 ~	350,000	351,750
6.125% due 04/01/29 ~	350,000	373,187
Illuminate Buyer LLC 9.000% due 07/01/28 ~	200,000	223,404
INEOS Group Holdings SA (Luxembourg) 5.625% due 08/01/24 ~	200,000	201,217
Ingevity Corp
3.875% due 11/01/28 ~	115,000	114,286
4.500% due 02/01/26 ~	100,000	102,086
Innophos Holdings Inc 9.375% due 02/15/28 ~	125,000	135,503
Joseph T Ryerson & Son Inc 8.500% due 08/01/28 ~	108,000	120,265
Kaiser Aluminum Corp
4.500% due 06/01/31 ~	131,000	134,658
4.625% due 03/01/28 ~	114,000	117,923
Kraton Polymers LLC 4.250% due 12/15/25 ~	200,000	204,610
Mercer International Inc
5.125% due 02/01/29 ~	294,000	302,893
5.500% due 01/15/26	150,000	154,312
Methanex Corp (Canada)
5.125% due 10/15/27	125,000	135,174
5.250% due 12/15/29	550,000	593,312
5.650% due 12/01/44	50,000	51,838
Mineral Resources Ltd (Australia) 8.125% due 05/01/27 ~	213,000	234,745
Minerals Technologies Inc 5.000% due 07/01/28 ~	200,000	208,679
New Gold Inc (Canada)
6.375% due 05/15/25 ~	67,000	69,261
7.500% due 07/15/27 ~	165,000	179,231

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Nouryon Holding BV (Netherlands) 8.000% due 10/01/26 ~	$150,000	$159,188
Novelis Corp
4.750% due 01/30/30 ~	510,000	536,137
5.875% due 09/30/26 ~	575,000	598,865
Nufarm Australia Ltd (Australia) 5.750% due 04/30/26 ~	150,000	154,474
OCI NV (Netherlands)
4.625% due 10/15/25 ~	179,000	187,251
5.250% due 11/01/24 ~	180,000	185,951
Olin Corp
5.000% due 02/01/30	50,000	53,465
5.125% due 09/15/27	410,000	427,220
5.625% due 08/01/29	289,000	318,124
9.500% due 06/01/25 ~	195,000	243,033
Perenti Finance Pty Ltd (Australia) 6.500% due 10/07/25 ~	200,000	210,731
PQ Corp 5.750% due 12/15/25 ~	100,000	103,046
Rain CII Carbon LLC 7.250% due 04/01/25 ~	166,000	171,956
Rayonier AM Products Inc
5.500% due 06/01/24 ~	281,000	270,814
7.625% due 01/15/26 ~	210,000	219,188
Resolute Forest Products Inc 4.875% due 03/01/26 ~	125,000	129,602
Schweitzer-Mauduit International Inc 6.875% due 10/01/26 ~	75,000	79,664
SCIH Salt Holdings Inc
4.875% due 05/01/28 ~	721,000	722,759
6.625% due 05/01/29 ~	105,000	105,394
SPCM SA (France) 4.875% due 09/15/25 ~	80,000	82,454
Tacora Resources Inc (Canada) 8.250% due 05/15/26 ~	625,000	647,666
Taseko Mines Ltd (Canada) 7.000% due 02/15/26 ~	300,000	313,125
The Chemours Co
5.375% due 05/15/27	94,000	102,083
5.750% due 11/15/28 ~	670,000	717,583
7.000% due 05/15/25	380,000	392,646
TMS International Corp 6.250% due 04/15/29 ~	50,000	52,563
TPC Group Inc 10.500% due 08/01/24 ~	273,000	257,166
Trinseo Materials Operating SCA
5.125% due 04/01/29 ~	250,000	255,984
5.375% due 09/01/25 ~	175,000	179,695
Tronox Inc
4.625% due 03/15/29 ~	350,000	353,934
6.500% due 05/01/25 ~	50,000	53,082
United States Steel Corp
6.250% due 03/15/26	440,000	454,102
6.875% due 08/15/25	71,000	72,749
6.875% due 03/01/29	460,000	492,775
Valvoline Inc
3.625% due 06/15/31 ~	195,000	195,487
4.250% due 02/15/30 ~	176,000	181,945
Venator Finance SARL 9.500% due 07/01/25 ~	250,000	281,897
WR Grace & Co-Conn
4.875% due 06/15/27 ~	521,000	553,068
5.625% due 10/01/24 ~	100,000	110,894

		27,450,083

Communications - 16.3%

Acuris Finance Us Inc 5.000% due 05/01/28 ~	200,000	199,993
Advantage Sales & Marketing Inc 6.500% due 11/15/28 ~	233,000	246,049

	Principal Amount	Value
Altice Financing SA (Luxembourg)
5.000% due 01/15/28 ~	$700,000	$688,089
7.500% due 05/15/26 ~	500,000	521,275
Altice France Holding SA (Luxembourg)
6.000% due 02/15/28 ~	200,000	199,436
10.500% due 05/15/27 ~	405,000	450,569
Altice France SA (France)
5.125% due 01/15/29 ~	350,000	352,453
5.125% due 07/15/29 ~	773,000	777,754
5.500% due 01/15/28 ~	700,000	727,265
7.375% due 05/01/26 ~	667,000	694,467
8.125% due 02/01/27 ~	400,000	436,300
AMC Networks Inc
4.250% due 02/15/29	248,000	250,480
4.750% due 08/01/25	250,000	257,347
5.000% due 04/01/24	160,000	162,493
ANGI Group LLC 3.875% due 08/15/28 ~	83,000	82,604
Arches Buyer Inc
4.250% due 06/01/28 ~	200,000	198,035
6.125% due 12/01/28 ~	150,000	154,805
Audacy Capital Corp
6.500% due 05/01/27 ~	150,000	156,558
6.750% due 03/31/29 ~	145,000	150,801
Avaya Inc 6.125% due 09/15/28 ~	603,000	646,205
Beasley Mezzanine Holdings LLC 8.625% due 02/01/26 ~	200,000	202,500
Block Communications Inc 4.875% due 03/01/28 ~	250,000	255,931
C&W Senior Financing DAC (Panama) 6.875% due 09/15/27 ~	325,000	347,929
Cable One Inc 4.000% due 11/15/30 ~	110,000	110,550
Cablevision Lightpath LLC
3.875% due 09/15/27 ~	200,000	198,334
5.625% due 09/15/28 ~	300,000	306,150
Cars.com Inc 6.375% due 11/01/28 ~	350,000	373,768
CCO Holdings LLC
4.000% due 03/01/23 ~	143,000	144,537
4.250% due 02/01/31 ~	845,000	861,900
4.500% due 08/15/30 ~	1,326,000	1,382,307
4.500% due 05/01/32	379,000	394,052
4.500% due 06/01/33 ~	220,000	225,392
4.750% due 03/01/30 ~	1,239,000	1,311,791
5.000% due 02/01/28 ~	766,000	804,300
5.125% due 05/01/27 ~	975,000	1,023,896
5.375% due 06/01/29 ~	289,000	316,267
5.500% due 05/01/26 ~	450,000	466,306
5.750% due 02/15/26 ~	617,000	639,153
Cengage Learning Inc 9.500% due 06/15/24 ~	261,000	267,863
Cincinnati Bell Inc
7.000% due 07/15/24 ~	250,000	257,374
8.000% due 10/15/25 ~	150,000	157,993
Clear Channel International BV (United Kingdom) 6.625% due 08/01/25 ~	200,000	210,868
Clear Channel Outdoor Holdings Inc
7.500% due 06/01/29 ~	175,000	181,403
7.750% due 04/15/28 ~	465,000	487,694
Clear Channel Worldwide Holdings Inc 5.125% due 08/15/27 ~	365,000	375,142
Cogent Communications Group Inc 3.500% due 05/01/26 ~	250,000	255,937
CommScope Inc
5.500% due 03/01/24 ~	395,000	407,541
6.000% due 03/01/26 ~	230,000	243,099
7.125% due 07/01/28 ~	69,000	74,873
8.250% due 03/01/27 ~	790,000	845,339

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
CommScope Technologies LLC
5.000% due 03/15/27 ~	$150,000	$153,750
6.000% due 06/15/25 ~	313,000	320,042
Connect Finco SARL (United Kingdom) 6.750% due 10/01/26 ~	627,000	663,843
Consolidated Communications Inc
5.000% due 10/01/28 ~	300,000	304,725
6.500% due 10/01/28 ~	102,000	109,931
CSC Holdings LLC
3.375% due 02/15/31 ~	700,000	662,368
4.125% due 12/01/30 ~	200,000	199,357
4.500% due 11/15/31 ~	1,040,000	1,047,686
4.625% due 12/01/30 ~	475,000	466,621
5.250% due 06/01/24	504,000	546,817
5.375% due 02/01/28 ~	350,000	370,720
5.500% due 04/15/27 ~	200,000	210,528
5.750% due 01/15/30 ~	554,000	576,160
5.875% due 09/15/22	200,000	210,507
6.500% due 02/01/29 ~	300,000	332,658
6.750% due 11/15/21	100,000	102,212
7.500% due 04/01/28 ~	200,000	220,093
Cumulus Media New Holdings Inc 6.750% due 07/01/26 ~	50,000	52,378
Diamond Sports Group LLC
5.375% due 08/15/26 ~	897,000	581,974
6.625% due 08/15/27 ~	520,000	256,100
DISH DBS Corp
5.000% due 03/15/23	750,000	786,780
5.125% due 06/01/29 ~	366,000	361,857
5.875% due 07/15/22	300,000	313,335
5.875% due 11/15/24	865,000	929,875
7.375% due 07/01/28	330,000	355,535
7.750% due 07/01/26	618,000	700,657
DKT Finance ApS (Denmark) 9.375% due 06/17/23 ~	250,000	255,937
Embarq Corp 7.995% due 06/01/36	600,000	680,940
Endure Digital Inc 6.000% due 02/15/29 ~	115,000	114,012
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~	475,000	491,663
5.875% due 10/15/27 ~	360,000	386,100
6.750% due 05/01/29 ~	150,000	159,791
GCI LLC 4.750% due 10/15/28 ~	80,000	82,040
Getty Images Inc 9.750% due 03/01/27 ~	100,000	107,633
Go Daddy Operating Co LLC
3.500% due 03/01/29 ~	280,000	278,740
5.250% due 12/01/27 ~	197,000	207,134
Gray Television Inc
4.750% due 10/15/30 ~	230,000	229,489
5.875% due 07/15/26 ~	75,000	77,531
7.000% due 05/15/27 ~	340,000	368,733
Grubhub Holdings Inc 5.500% due 07/01/27 ~	59,000	62,098
GTT Communications Inc 7.875% due 12/31/24 ~	150,000	14,121
Hughes Satellite Systems Corp
5.250% due 08/01/26	275,000	308,599
6.625% due 08/01/26	165,000	185,537
iHeartCommunications Inc
4.750% due 01/15/28 ~	82,000	84,647
5.250% due 08/15/27 ~	591,000	619,013
6.375% due 05/01/26	200,000	213,150
8.375% due 05/01/27	400,000	429,004
Intrado Corp 8.500% due 10/15/25 ~	321,000	314,179
Koninklijke KPN NV (Netherlands) 7.000% due 03/28/73 ~	200,000	216,250

	Principal Amount	Value
Lamar Media Corp
3.625% due 01/15/31 ~	$120,000	$117,540
3.750% due 02/15/28	75,000	76,423
4.000% due 02/15/30	42,000	42,622
4.875% due 01/15/29	200,000	211,350
LCPR Senior Secured Financing DAC
5.125% due 07/15/29 ~	200,000	207,382
6.750% due 10/15/27 ~	350,000	378,156
Level 3 Financing Inc
3.625% due 01/15/29 ~	540,000	521,867
3.750% due 07/15/29 ~	150,000	146,063
4.250% due 07/01/28 ~	175,000	177,816
4.625% due 09/15/27 ~	400,000	416,386
5.250% due 03/15/26	100,000	103,335
5.375% due 05/01/25	80,000	81,800
Liberty Interactive LLC 8.250% due 02/01/30	300,000	343,277
Logan Merger Sub Inc 5.500% due 09/01/27 ~	263,000	272,744
Lumen Technologies Inc
4.000% due 02/15/27 ~	345,000	352,331
4.500% due 01/15/29 ~	150,000	146,580
5.125% due 12/15/26 ~	169,000	175,959
5.375% due 06/15/29 ~	300,000	304,875
5.800% due 03/15/22	225,000	231,827
7.500% due 04/01/24	950,000	1,067,562
7.600% due 09/15/39	350,000	398,844
7.650% due 03/15/42	100,000	112,465
Match Group Holdings II LLC
4.125% due 08/01/30 ~	150,000	152,925
4.625% due 06/01/28 ~	135,000	140,652
5.000% due 12/15/27 ~	100,000	105,462
5.625% due 02/15/29 ~	100,000	108,413
McGraw Hill LLC 8.000% due 11/30/24 ~	300,000	307,425
MDC Partners Inc 7.500% due 05/01/24 ~	250,000	253,438
Meredith Corp
6.500% due 07/01/25 ~	200,000	216,294
6.875% due 02/01/26	301,000	313,433
Midcontinent Communications 5.375% due 08/15/27 ~	100,000	105,347
Netflix Inc
3.625% due 06/15/25 ~	110,000	118,461
4.375% due 11/15/26	705,000	802,621
4.875% due 04/15/28	478,000	556,287
4.875% due 06/15/30 ~	216,000	257,511
5.375% due 11/15/29 ~	422,000	513,129
5.875% due 02/15/25	225,000	260,499
5.875% due 11/15/28	480,000	589,783
6.375% due 05/15/29	80,000	102,290
News Corp 3.875% due 05/15/29 ~	85,000	85,956
Nexstar Broadcasting Inc
4.750% due 11/01/28 ~	135,000	138,881
5.625% due 07/15/27 ~	438,000	464,827
Nokia OYJ (Finland)
3.375% due 06/12/22	120,000	122,576
4.375% due 06/12/27	549,000	608,061
6.625% due 05/15/39	50,000	64,859
Northwest Fiber LLC 6.000% due 02/15/28 ~	200,000	200,716
NortonLifeLock Inc 5.000% due 04/15/25 ~	590,000	600,042
Outfront Media Capital LLC
4.250% due 01/15/29 ~	210,000	211,733
4.625% due 03/15/30 ~	268,000	272,556
5.000% due 08/15/27 ~	115,000	119,241
6.250% due 06/15/25 ~	100,000	106,040
Photo Holdings Merger Sub Inc 8.500% due 10/01/26 ~	250,000	274,877

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Plantronics Inc 4.750% due 03/01/29 ~	$200,000	$198,804
QualityTech LP 3.875% due 10/01/28 ~	115,000	123,125
Quebecor Media Inc (Canada) 5.750% due 01/15/23	300,000	321,429
Qwest Corp 7.250% due 09/15/25	35,000	41,496
Radiate Holdco LLC
4.500% due 09/15/26 ~	99,000	102,720
6.500% due 09/15/28 ~	533,000	560,719
Rakuten Group Inc (Japan)
5.125% due 04/22/26 ~	250,000	260,156
6.250% due 04/22/31 ~	300,000	324,900
Scripps Escrow II Inc
3.875% due 01/15/29 ~	175,000	173,864
5.375% due 01/15/31 ~	100,000	99,810
Scripps Escrow Inc 5.875% due 07/15/27 ~	150,000	155,516
Sinclair Television Group Inc
4.125% due 12/01/30 ~	170,000	167,238
5.500% due 03/01/30 ~	200,000	204,204
5.875% due 03/15/26 ~	150,000	155,400
Sirius XM Radio Inc
3.875% due 08/01/22 ~	241,000	241,735
4.000% due 07/15/28 ~	625,000	644,531
4.125% due 07/01/30 ~	675,000	682,638
4.625% due 07/15/24 ~	120,000	123,443
5.000% due 08/01/27 ~	160,000	168,020
5.375% due 07/15/26 ~	371,000	383,991
5.500% due 07/01/29 ~	560,000	610,932
Spanish Broadcasting System Inc 9.750% due 03/01/26 ~	200,000	202,652
Sprint Capital Corp
6.875% due 11/15/28	1,000,000	1,283,750
8.750% due 03/15/32	600,000	912,750
Sprint Communications Inc 6.000% due 11/15/22	400,000	424,000
Sprint Corp
7.125% due 06/15/24	1,700,000	1,963,500
7.625% due 02/15/25	250,000	297,345
7.625% due 03/01/26	300,000	366,789
7.875% due 09/15/23	805,000	915,547
Summer BC Bidco B LLC due 10/31/26 # ~	200,000	203,588
Switch Ltd
3.750% due 09/15/28 ~	120,000	121,740
4.125% due 06/15/29 ~	210,000	215,775
T-Mobile USA Inc
2.250% due 02/15/26	95,000	95,831
2.250% due 02/15/26 ~	100,000	100,875
2.625% due 04/15/26	450,000	461,243
2.625% due 02/15/29	130,000	128,538
2.875% due 02/15/31	60,000	59,625
3.375% due 04/15/29	350,000	362,048
3.375% due 04/15/29 ~	150,000	155,164
3.500% due 04/15/31	280,000	290,024
3.500% due 04/15/31 ~	94,000	97,365
4.000% due 04/15/22	100,000	102,062
4.500% due 02/01/26	445,000	454,817
4.750% due 02/01/28	495,000	530,887
TEGNA Inc
4.625% due 03/15/28	385,000	399,919
4.750% due 03/15/26 ~	141,000	150,341
5.000% due 09/15/29	504,000	528,792
5.500% due 09/15/24 ~	126,000	128,363
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34	200,000	231,000
6.375% due 11/15/33	700,000	837,361
7.200% due 07/18/36	650,000	839,312

	Principal Amount	Value
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	$250,000	$274,269
Telenet Finance Luxembourg Notes SARL (Belgium) 5.500% due 03/01/28 ~	200,000	210,750
Telesat Canada (Canada)
4.875% due 06/01/27 ~	150,000	145,013
5.625% due 12/06/26 ~	80,000	80,400
6.500% due 10/15/27 ~	134,000	127,810
Terrier Media Buyer Inc 8.875% due 12/15/27 ~	266,000	288,295
Townsquare Media Inc 6.875% due 02/01/26 ~	300,000	321,375
Trilogy International South Pacific LLC (New Zealand) 8.875% due 05/15/23 ~	102,000	101,921
TripAdvisor Inc 7.000% due 07/15/25 ~	250,000	269,500
Twitter Inc 3.875% due 12/15/27 ~	167,000	177,649
Uber Technologies Inc
6.250% due 01/15/28 ~	75,000	80,866
7.500% due 05/15/25 ~	600,000	648,288
7.500% due 09/15/27 ~	232,000	255,271
8.000% due 11/01/26 ~	700,000	756,252
United States Cellular Corp 6.700% due 12/15/33	100,000	122,705
Univision Communications Inc
4.500% due 05/01/29 ~	172,000	173,687
5.125% due 02/15/25 ~	499,000	510,604
6.625% due 06/01/27 ~	255,000	276,624
9.500% due 05/01/25 ~	150,000	165,887
UPC Broadband Finco BV (Netherlands) 4.875% due 07/15/31 ~	500,000	501,775
UPC Holding BV (Netherlands) 5.500% due 01/15/28 ~	200,000	210,217
Urban One Inc 7.375% due 02/01/28 ~	140,000	151,377
VEON Holdings BV (Netherlands)
3.375% due 11/25/27 ~	471,000	475,192
4.000% due 04/09/25 ~	200,000	211,327
7.250% due 04/26/23 ~	200,000	217,503
ViacomCBS Inc
5.875% due 02/28/57	53,000	54,008
6.250% due 02/28/57	292,000	334,759
ViaSat Inc
5.625% due 09/15/25 ~	198,000	202,410
5.625% due 04/15/27 ~	220,000	230,265
Videotron Ltd (Canada)
3.625% due 06/15/29 ~	175,000	178,668
5.000% due 07/15/22	200,000	208,579
5.125% due 04/15/27 ~	200,000	209,589
5.375% due 06/15/24 ~	100,000	109,799
Virgin Media Finance PLC (United Kingdom) 5.000% due 07/15/30 ~	697,000	705,099
Virgin Media Secured Finance PLC (United Kingdom)
4.500% due 08/15/30 ~	200,000	201,750
5.500% due 08/15/26 ~	100,000	103,325
5.500% due 05/15/29 ~	400,000	430,500
Virgin Media Vendor Financing Notes IV DAC (United Kingdom) 5.000% due 07/15/28 ~	200,000	204,721
Vmed O2 UK Financing I PLC (United Kingdom)
due 07/15/31 # ~	200,000	203,500
4.250% due 01/31/31 ~	500,000	491,886
Vodafone Group PLC (United Kingdom)
3.250% due 06/04/81	150,000	151,058
4.125% due 06/04/81	350,000	349,912

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
5.125% due 06/04/81	$400,000	$404,500
7.000% due 04/04/79	600,000	727,493
Windstream Escrow LLC 7.750% due 08/15/28 ~	396,000	408,375
Zayo Group Holdings Inc
4.000% due 03/01/27 ~	500,000	497,185
6.125% due 03/01/28 ~	165,000	168,736
Ziggo Bond Co BV (Netherlands)
5.125% due 02/28/30 ~	200,000	205,099
6.000% due 01/15/27 ~	200,000	209,741
Ziggo BV (Netherlands)
4.875% due 01/15/30 ~	200,000	205,264
5.500% due 01/15/27 ~	437,000	455,157

		84,279,165

Consumer, Cyclical - 20.7%

99 Escrow Issuer Inc 7.500% due 01/15/26 ~	213,000	208,105
Abercrombie & Fitch Management Co 8.750% due 07/15/25 ~	225,000	249,739
Academy Ltd 6.000% due 11/15/27 ~	200,000	214,467
Adient Global Holdings Ltd 4.875% due 08/15/26 ~	200,000	206,096
Adient US LLC 9.000% due 04/15/25 ~	30,000	33,119
Affinity Gaming 6.875% due 12/15/27 ~	352,000	374,825
Allen Media LLC 10.500% due 02/15/28 ~	200,000	213,239
Allison Transmission Inc
3.750% due 01/30/31 ~	105,000	103,333
4.750% due 10/01/27 ~	250,000	260,471
5.875% due 06/01/29 ~	46,000	50,462
Ambience Merger Sub Inc
due 07/15/28 # ~	90,000	90,450
due 07/15/29 # ~	45,000	45,563
AMC Entertainment Holdings Inc 10.500% due 04/15/25 ~	160,000	173,920
American Airlines Group Inc
3.750% due 03/01/25 ~	150,000	138,400
5.000% due 06/01/22 ~	264,000	264,665
American Airlines Inc
5.500% due 04/20/26 ~	1,085,000	1,150,100
5.750% due 04/20/29 ~	945,000	1,022,962
11.750% due 07/15/25 ~	850,000	1,067,812
American Airlines Pass-Through Trust ‘A’
3.375% due 11/01/28	701,642	698,639
4.950% due 07/15/24	211,118	214,297
American Axle & Manufacturing Inc
6.250% due 04/01/25	400,000	413,984
6.250% due 03/15/26	75,000	77,451
6.500% due 04/01/27	65,000	69,030
6.875% due 07/01/28	150,000	164,039
American Builders & Contractors Supply Co Inc 4.000% due 01/15/28 ~	129,000	132,368
Aramark Services Inc
5.000% due 04/01/25 ~	100,000	102,755
5.000% due 02/01/28 ~	600,000	629,070
6.375% due 05/01/25 ~	310,000	329,762
Arrow Bidco LLC 9.500% due 03/15/24 ~	125,000	127,094
Asbury Automotive Group Inc
4.500% due 03/01/28	150,000	154,425
4.750% due 03/01/30	218,000	228,191
Ashton Woods USA LLC 6.625% due 01/15/28 ~	250,000	267,299
Aston Martin Capital Holdings Ltd (United Kingdom) 10.500% due 11/30/25 ~	500,000	557,747

	Principal Amount	Value
Avient Corp
5.250% due 03/15/23	$91,000	$97,688
5.750% due 05/15/25 ~	90,000	95,237
Bally’s Corp 6.750% due 06/01/27 ~	70,000	74,684
Banijay Entertainment SASU (France) 5.375% due 03/01/25 ~	200,000	207,106
BCPE Empire Holdings Inc 7.625% due 05/01/27 ~	190,000	194,827
Beacon Roofing Supply Inc
4.125% due 05/15/29 ~	200,000	199,758
4.500% due 11/15/26 ~	150,000	157,637
Beazer Homes USA Inc
6.750% due 03/15/25	250,000	259,265
7.250% due 10/15/29	100,000	111,392
Bed Bath & Beyond Inc
4.915% due 08/01/34	78,000	74,584
5.165% due 08/01/44	79,000	73,514
Bloomin’ Brands Inc 5.125% due 04/15/29 ~	100,000	102,875
Borgwarner Technologies Ltd/Jersey 5.000% due 10/01/25 ~	205,000	220,311
Boyd Gaming Corp
4.750% due 12/01/27	326,000	337,817
4.750% due 06/15/31 ~	65,000	67,519
8.625% due 06/01/25 ~	150,000	165,543
Boyne USA Inc 4.750% due 05/15/29 ~	174,000	180,023
Brinker International Inc
3.875% due 05/15/23	200,000	206,645
5.000% due 10/01/24 ~	100,000	105,438
Brookfield Residential Properties Inc (Canada)
4.875% due 02/15/30 ~	65,000	64,500
5.000% due 06/15/29 ~	100,000	101,052
6.250% due 09/15/27 ~	263,000	278,489
Caesars Entertainment Inc
6.250% due 07/01/25 ~	1,400,000	1,485,750
8.125% due 07/01/27 ~	438,000	487,691
Caesars Resort Collection LLC
5.250% due 10/15/25 ~	524,000	531,205
5.750% due 07/01/25 ~	414,000	436,770
Caleres Inc 6.250% due 08/15/23	59,000	59,419
Carlson Travel Inc
6.750% due 12/15/25 ~	35,000	32,321
11.500% due 12/15/26 ~	400,000	200,810
Carnival Corp
5.750% due 03/01/27 ~	1,087,000	1,139,991
6.650% due 01/15/28	200,000	216,875
7.625% due 03/01/26 ~	420,000	456,750
9.875% due 08/01/27 ~	280,000	327,254
10.500% due 02/01/26 ~	495,000	576,945
11.500% due 04/01/23 ~	1,075,000	1,211,176
Carrols Restaurant Group Inc 5.875% due 07/01/29 ~	150,000	148,313
Carvana Co
5.500% due 04/15/27 ~	89,000	92,155
5.625% due 10/01/25 ~	165,000	171,972
5.875% due 10/01/28 ~	125,000	131,699
CD&R Smokey Buyer Inc 6.750% due 07/15/25 ~	120,000	128,776
CEC Entertainment LLC 6.750% due 05/01/26 ~	88,000	90,420
Cedar Fair LP
5.250% due 07/15/29	55,000	56,770
5.375% due 06/01/24	200,000	203,019
5.375% due 04/15/27	80,000	82,519
5.500% due 05/01/25 ~	350,000	365,750
6.500% due 10/01/28 ~	100,000	107,885

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Century Communities Inc
5.875% due 07/15/25	$150,000	$155,327
6.750% due 06/01/27	148,000	157,658
Churchill Downs Inc
4.750% due 01/15/28 ~	236,000	244,521
5.500% due 04/01/27 ~	230,000	240,205
Cinemark USA Inc
5.250% due 07/15/28 ~	225,000	230,906
5.875% due 03/15/26 ~	200,000	209,925
8.750% due 05/01/25 ~	120,000	131,640
Cirsa Finance International SARL (Spain) 7.875% due 12/20/23 ~	400,000	408,720
Clarios Global LP
6.250% due 05/15/26 ~	280,000	298,637
6.750% due 05/15/25 ~	45,000	48,037
8.500% due 05/15/27 ~	562,000	613,395
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	100,000	98,706
Cooper-Standard Automotive Inc 13.000% due 06/01/24 ~	355,000	402,540
Core & Main Holding LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	100,000	102,387
Core & Main LP 6.125% due 08/15/25 ~	185,000	189,353
Crocs Inc 4.250% due 03/15/29 ~	200,000	204,529
Dana Financing Luxembourg SARL 5.750% due 04/15/25 ~	100,000	103,436
Dana Inc
4.250% due 09/01/30	100,000	103,000
5.375% due 11/15/27	188,000	200,498
5.625% due 06/15/28	100,000	108,420
Dave & Buster’s Inc 7.625% due 11/01/25 ~	175,000	188,563
Dealer Tire LLC 8.000% due 02/01/28 ~	285,000	308,189
Delta Air Lines Inc
2.900% due 10/28/24	625,000	636,309
3.625% due 03/15/22	300,000	304,280
3.750% due 10/28/29	175,000	174,923
3.800% due 04/19/23	150,000	155,757
4.375% due 04/19/28	150,000	157,334
7.375% due 01/15/26	90,000	105,671
Diamond Resorts International Inc
7.750% due 09/01/23 ~	155,000	159,906
10.750% due 09/01/24 ~	125,000	130,212
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	100,000	104,680
eG Global Finance PLC (United Kingdom)
6.750% due 02/07/25 ~	200,000	207,052
8.500% due 10/30/25 ~	200,000	212,219
Empire Communities Corp (Canada) 7.000% due 12/15/25 ~	300,000	316,042
Everi Holdings Inc due 07/15/29 # ~	50,000	50,000
Ferrellgas LP
5.375% due 04/01/26 ~	140,000	138,965
5.875% due 04/01/29 ~	240,000	237,300
FirstCash Inc 4.625% due 09/01/28 ~	150,000	157,028
Ford Motor Co
4.346% due 12/08/26	300,000	321,753
4.750% due 01/15/43	1,200,000	1,276,500
7.450% due 07/16/31	500,000	658,125
8.500% due 04/21/23	100,000	111,720
9.000% due 04/22/25	500,000	617,072
9.625% due 04/22/30	90,000	129,267

	Principal Amount	Value
Ford Motor Credit Co LLC
2.900% due 02/16/28	$357,000	$355,756
2.979% due 08/03/22	200,000	203,274
3.087% due 01/09/23	450,000	459,562
3.096% due 05/04/23	200,000	204,250
3.219% due 01/09/22	200,000	202,390
3.339% due 03/28/22	200,000	203,518
3.350% due 11/01/22	200,000	205,230
3.370% due 11/17/23	200,000	207,586
3.375% due 11/13/25	200,000	207,640
3.625% due 06/17/31	240,000	244,951
3.664% due 09/08/24	225,000	236,487
3.810% due 01/09/24	381,000	399,179
3.815% due 11/02/27	400,000	417,151
4.000% due 11/13/30	200,000	209,750
4.063% due 11/01/24	200,000	212,980
4.125% due 08/17/27	200,000	212,430
4.134% due 08/04/25	200,000	213,998
4.140% due 02/15/23	200,000	207,500
4.250% due 09/20/22	225,000	232,940
4.271% due 01/09/27	200,000	214,558
4.375% due 08/06/23	275,000	290,744
4.389% due 01/08/26	250,000	270,312
4.687% due 06/09/25	350,000	379,939
5.113% due 05/03/29	275,000	308,231
5.584% due 03/18/24	200,000	219,290
5.596% due 01/07/22	200,000	204,354
Forestar Group Inc
3.850% due 05/15/26 ~	105,000	106,082
5.000% due 03/01/28 ~	150,000	155,550
Foundation Building Materials Inc 6.000% due 03/01/29 ~	225,000	223,061
Full House Resorts Inc 8.250% due 02/15/28 ~	150,000	164,039
G-III Apparel Group Ltd 7.875% due 08/15/25 ~	300,000	325,695
GC EOS Buyer Inc 9.250% due 08/01/25 ~	400,000	434,500
Golden Nugget Inc
6.750% due 10/15/24 ~	460,000	465,276
8.750% due 10/01/25 ~	110,000	116,485
Group 1 Automotive Inc 4.000% due 08/15/28 ~	140,000	142,634
Guitar Center Inc 8.500% due 01/15/26 ~	200,000	214,250
GYP Holdings III Corp 4.625% due 05/01/29 ~	50,000	50,333
H&E Equipment Services Inc 3.875% due 12/15/28 ~	360,000	354,690
Hanesbrands Inc
4.625% due 05/15/24 ~	161,000	170,861
4.875% due 05/15/26 ~	380,000	410,875
5.375% due 05/15/25 ~	195,000	207,038
Hawaiian Brand Intellectual Property Ltd 5.750% due 01/20/26 ~	350,000	376,201
Hilton Domestic Operating Co Inc
3.625% due 02/15/32 ~	255,000	252,154
3.750% due 05/01/29 ~	190,000	192,151
4.000% due 05/01/31 ~	190,000	191,938
4.875% due 01/15/30	125,000	133,688
5.375% due 05/01/25 ~	50,000	52,776
5.750% due 05/01/28 ~	365,000	395,901
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/31 ~	175,000	174,760
5.000% due 06/01/29 ~	165,000	168,919
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	100,000	105,162
Hilton Worldwide Finance LLC 4.875% due 04/01/27	615,000	642,829

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
IAA Inc 5.500% due 06/15/27 ~	$159,000	$167,223
IHO Verwaltungs GmbH (Germany)
4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	204,954
6.375% Cash or 7.125% PIK due 05/15/29 ~	200,000	218,885
Interface Inc 5.500% due 12/01/28 ~	350,000	366,800
International Game Technology PLC
4.125% due 04/15/26 ~	200,000	208,500
5.250% due 01/15/29 ~	400,000	429,570
6.500% due 02/15/25 ~	800,000	898,000
IRB Holding Corp 7.000% due 06/15/25 ~	250,000	270,505
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	100,000	104,781
Jaguar Land Rover Automotive PLC (United Kingdom)
4.500% due 10/01/27 ~	325,000	320,824
5.875% due 01/15/28 ~	200,000	211,123
7.750% due 10/15/25 ~	200,000	220,126
JB Poindexter & Co Inc 7.125% due 04/15/26 ~	119,000	125,940
KAR Auction Services Inc 5.125% due 06/01/25 ~	330,000	339,058
KB Home
4.000% due 06/15/31	100,000	101,000
4.800% due 11/15/29	75,000	81,462
6.875% due 06/15/27	75,000	89,517
7.500% due 09/15/22	100,000	107,352
7.625% due 05/15/23	215,000	234,521
Ken Garff Automotive LLC 4.875% due 09/15/28 ~	300,000	307,126
KFC Holding Co 4.750% due 06/01/27 ~	100,000	104,750
L Brands Inc
5.250% due 02/01/28	270,000	302,465
6.625% due 10/01/30 ~	603,000	698,726
6.694% due 01/15/27	195,000	230,224
6.750% due 07/01/36	90,000	112,905
6.875% due 11/01/35	150,000	190,125
6.950% due 03/01/33	265,000	322,330
7.500% due 06/15/29	175,000	206,301
9.375% due 07/01/25 ~	40,000	51,807
LBM Acquisition LLC 6.250% due 01/15/29 ~	132,000	133,181
LCM Investments Holdings II LLC 4.875% due 05/01/29 ~	538,000	552,122
Levi Strauss & Co
3.500% due 03/01/31 ~	105,000	104,711
5.000% due 05/01/25	36,000	36,829
LGI Homes Inc
4.000% due 07/15/29 ~	75,000	75,469
6.875% due 07/15/26 ~	75,000	77,891
Life Time Inc
5.750% due 01/15/26 ~	340,000	352,779
8.000% due 04/15/26 ~	185,000	197,787
Lions Gate Capital Holdings LLC 5.500% due 04/15/29 ~	195,000	205,246
Lithia Motors Inc
3.875% due 06/01/29 ~	90,000	93,402
4.375% due 01/15/31 ~	150,000	160,874
4.625% due 12/15/27 ~	150,000	159,120
Live Nation Entertainment Inc
3.750% due 01/15/28 ~	160,000	160,938
4.750% due 10/15/27 ~	460,000	477,250
4.875% due 11/01/24 ~	50,000	50,900
5.625% due 03/15/26 ~	81,000	84,514
6.500% due 05/15/27 ~	225,000	250,374

	Principal Amount	Value
LSF9 Atlantis Holdings LLC 7.750% due 02/15/26 ~	$333,000	$345,771
M/I Homes Inc 4.950% due 02/01/28	150,000	156,844
Macy’s Inc 8.375% due 06/15/25 ~	360,000	397,334
Macy’s Retail Holdings Inc
2.875% due 02/15/23	66,000	66,859
3.625% due 06/01/24	66,000	67,716
4.500% due 12/15/34	225,000	212,768
Macy’s Retail Holdings LLC 5.875% due 04/01/29 ~	340,000	366,081
Magic Mergeco Inc
5.250% due 05/01/28 ~	245,000	251,659
7.875% due 05/01/29 ~	415,000	428,487
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	200,000	199,750
Marriott Ownership Resorts Inc
4.500% due 06/15/29 ~	135,000	137,025
4.750% due 01/15/28	150,000	153,975
6.125% due 09/15/25 ~	65,000	69,321
6.500% due 09/15/26	245,000	254,815
Mattamy Group Corp (Canada)
4.625% due 03/01/30 ~	170,000	173,995
5.250% due 12/15/27 ~	82,000	85,905
Mattel Inc
3.150% due 03/15/23	395,000	405,157
3.375% due 04/01/26 ~	65,000	67,519
3.750% due 04/01/29 ~	110,000	114,556
5.875% due 12/15/27 ~	116,000	126,598
6.200% due 10/01/40	134,000	165,873
6.750% due 12/31/25 ~	76,000	79,872
Melco Resorts Finance Ltd (Hong Kong)
4.875% due 06/06/25 ~	285,000	292,054
5.375% due 12/04/29 ~	200,000	211,625
5.625% due 07/17/27 ~	600,000	627,834
5.750% due 07/21/28 ~	400,000	423,000
Meritage Homes Corp
3.875% due 04/15/29 ~	150,000	155,438
5.125% due 06/06/27	200,000	224,140
Meritor Inc
4.500% due 12/15/28 ~	175,000	177,756
6.250% due 06/01/25 ~	175,000	186,635
Merlin Entertainments PLC (United Kingdom) 5.750% due 06/15/26 ~	200,000	209,881
MGM China Holdings Ltd (Macau)
4.750% due 02/01/27 ~	200,000	204,246
5.375% due 05/15/24 ~	200,000	205,921
5.875% due 05/15/26 ~	200,000	210,250
MGM Resorts International
4.625% due 09/01/26	115,000	121,632
4.750% due 10/15/28	110,000	117,095
5.500% due 04/15/27	335,000	368,651
5.750% due 06/15/25	230,000	253,920
6.000% due 03/15/23	500,000	535,837
6.750% due 05/01/25	230,000	246,667
Michael Kors USA Inc 4.500% due 11/01/24 ~	200,000	211,752
Midwest Gaming Borrower LLC 4.875% due 05/01/29 ~	259,000	259,647
Mohegan Gaming & Entertainment
7.875% due 10/15/24 ~	155,000	162,933
8.000% due 02/01/26 ~	360,000	376,614
Motion Bondco DAC (United Kingdom) 6.625% due 11/15/27 ~	200,000	203,292
Murphy Oil USA Inc
3.750% due 02/15/31 ~	85,000	84,133
4.750% due 09/15/29	99,000	104,295
5.625% due 05/01/27	100,000	105,836

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Navistar International Corp
6.625% due 11/01/25 ~	$326,000	$336,800
9.500% due 05/01/25 ~	65,000	69,761
NCL Corp Ltd
3.625% due 12/15/24 ~	193,000	186,636
5.875% due 03/15/26 ~	510,000	535,355
10.250% due 02/01/26 ~	130,000	151,447
12.250% due 05/15/24 ~	50,000	60,449
NCL Finance Ltd 6.125% due 03/15/28 ~	125,000	131,364
New Red Finance Inc (Canada)
3.500% due 02/15/29 ~	125,000	123,594
3.875% due 01/15/28 ~	248,000	251,410
4.000% due 10/15/30 ~	1,158,000	1,121,812
4.250% due 05/15/24 ~	266,000	269,092
4.375% due 01/15/28 ~	214,000	217,242
5.750% due 04/15/25 ~	50,000	53,086
Newell Brands Inc
4.350% due 04/01/23	192,000	201,663
4.700% due 04/01/26	685,000	764,713
4.875% due 06/01/25	165,000	182,995
5.875% due 04/01/36	130,000	160,806
6.000% due 04/01/46	200,000	253,696
NMG Holding Co Inc 7.125% due 04/01/26 ~	125,000	133,594
Park River Holdings Inc
5.625% due 02/01/29 ~	300,000	292,312
6.750% due 08/01/29 ~	150,000	152,186
Party City Holdings Inc 8.750% due 02/15/26 ~	300,000	320,625
Peninsula Pacific Entertainment LLC 8.500% due 11/15/27 ~	420,000	451,611
Penn National Gaming Inc
due 07/01/29 # ~	200,000	200,250
5.625% due 01/15/27 ~	100,000	104,000
Penske Automotive Group Inc
3.500% due 09/01/25	139,000	144,424
3.750% due 06/15/29	125,000	125,936
Performance Food Group Inc
5.500% due 06/01/24 ~	50,000	50,210
5.500% due 10/15/27 ~	295,000	310,436
PetSmart Inc
4.750% due 02/15/28 ~	680,000	707,200
7.750% due 02/15/29 ~	500,000	551,875
Picasso Finance Sub Inc 6.125% due 06/15/25 ~	105,000	111,221
PM General Purchaser LLC 9.500% due 10/01/28 ~	30,000	31,664
Powdr Corp 6.000% due 08/01/25 ~	125,000	131,725
QVC Inc
4.375% due 03/15/23	150,000	158,361
4.375% due 09/01/28	225,000	229,812
4.450% due 02/15/25	125,000	133,777
4.750% due 02/15/27	175,000	185,813
4.850% due 04/01/24	100,000	108,793
5.450% due 08/15/34	300,000	313,786
Raptor Acquisition Corp (Canada) 4.875% due 11/01/26 ~	300,000	304,569
Real Hero Merger Sub 2 Inc 6.250% due 02/01/29 ~	40,000	41,544
Resideo Funding Inc 6.125% due 11/01/26 ~	59,000	62,144
Rite Aid Corp
7.500% due 07/01/25 ~	330,000	334,551
8.000% due 11/15/26 ~	248,000	252,031
Royal Caribbean Cruises Ltd
3.700% due 03/15/28	175,000	167,402
4.250% due 07/01/26 ~	150,000	150,000
5.250% due 11/15/22	219,000	225,704

	Principal Amount	Value
5.500% due 04/01/28 ~	$450,000	$471,847
9.125% due 06/15/23 ~	532,000	584,548
10.875% due 06/01/23 ~	300,000	342,015
11.500% due 06/01/25 ~	560,000	646,134
Sally Holdings LLC 5.625% due 12/01/25	265,000	273,944
Scientific Games International Inc
5.000% due 10/15/25 ~	155,000	160,449
7.000% due 05/15/28 ~	224,000	245,101
7.250% due 11/15/29 ~	156,000	176,381
8.250% due 03/15/26 ~	600,000	644,238
8.625% due 07/01/25 ~	90,000	98,663
SeaWorld Parks & Entertainment Inc 9.500% due 08/01/25 ~	109,000	117,040
Shea Homes LP
4.750% due 02/15/28 ~	200,000	205,337
4.750% due 04/01/29 ~	150,000	154,613
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	400,000	404,500
5.500% due 04/15/27 ~	100,000	103,429
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	235,000	253,571
Sizzling Platter LLC 8.500% due 11/28/25 ~	250,000	258,982
Specialty Building Products Holdings LLC 6.375% due 09/30/26 ~	90,000	94,500
Spirit Loyalty Cayman Ltd 8.000% due 09/20/25 ~	30,000	33,990
SRS Distribution Inc
4.625% due 07/01/28 ~	81,000	82,924
6.125% due 07/01/29 ~	133,000	137,180
Staples Inc
7.500% due 04/15/26 ~	600,000	622,200
10.750% due 04/15/27 ~	297,000	302,814
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	423,000	438,363
Station Casinos LLC 4.500% due 02/15/28 ~	190,000	193,619
Studio City Finance Ltd (Macau)
5.000% due 01/15/29 ~	340,000	343,747
6.000% due 07/15/25 ~	200,000	210,550
6.500% due 01/15/28 ~	200,000	214,741
Suburban Propane Partners LP
5.000% due 06/01/31 ~	83,000	85,075
5.875% due 03/01/27	300,000	315,720
Superior Plus LP (Canada) 4.500% due 03/15/29 ~	100,000	103,131
Taylor Morrison Communities Inc
5.125% due 08/01/30 ~	145,000	157,552
5.625% due 03/01/24 ~	100,000	108,687
5.750% due 01/15/28 ~	100,000	113,239
5.875% due 04/15/23 ~	250,000	267,811
5.875% due 06/15/27 ~	144,000	163,363
6.625% due 07/15/27 ~	100,000	107,355
Tempur Sealy International Inc 4.000% due 04/15/29 ~	150,000	152,339
Tenneco Inc
5.000% due 07/15/26	180,000	179,271
5.125% due 04/15/29 ~	395,000	406,433
5.375% due 12/15/24	25,000	25,104
7.875% due 01/15/29 ~	15,000	16,982
Tesla Inc 5.300% due 08/15/25 ~	544,000	562,980
The Gap Inc
8.375% due 05/15/23 ~	65,000	73,317
8.625% due 05/15/25 ~	510,000	560,136
8.875% due 05/15/27 ~	135,000	156,559
The Goodyear Tire & Rubber Co
4.875% due 03/15/27	135,000	143,415
5.000% due 05/31/26	180,000	185,069

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
5.000% due 07/15/29 ~	$340,000	$356,405
5.250% due 04/30/31	250,000	261,250
5.250% due 07/15/31 ~	85,000	88,931
5.625% due 04/30/33	200,000	211,212
9.500% due 05/31/25	145,000	162,255
The New Home Co Inc 7.250% due 10/15/25 ~	600,000	638,127
The Scotts Miracle-Gro Co
4.000% due 04/01/31 ~	125,000	124,766
4.500% due 10/15/29	200,000	208,176
5.250% due 12/15/26	100,000	104,371
The William Carter Co
5.500% due 05/15/25 ~	155,000	164,463
5.625% due 03/15/27 ~	214,000	225,779
Titan International Inc 7.000% due 04/30/28 ~	200,000	209,514
TKC Holdings Inc
6.875% due 05/15/28 ~	600,000	619,500
10.500% due 05/15/29 ~	100,000	108,554
Toll Brothers Finance Corp
3.800% due 11/01/29	100,000	107,375
4.350% due 02/15/28	400,000	440,312
4.375% due 04/15/23	200,000	208,967
Travel & Leisure Co
4.250% due 03/01/22	200,000	202,500
4.625% due 03/01/30 ~	150,000	155,177
5.650% due 04/01/24	300,000	327,859
6.000% due 04/01/27	150,000	165,248
6.625% due 07/31/26 ~	217,000	246,505
TRI Pointe Group Inc 5.875% due 06/15/24	200,000	222,976
Tri Pointe Homes Inc
5.250% due 06/01/27	100,000	108,858
5.700% due 06/15/28	150,000	165,587
Under Armour Inc 3.250% due 06/15/26	200,000	207,466
United Airlines Holdings Inc
4.250% due 10/01/22	100,000	102,500
4.875% due 01/15/25	150,000	155,834
5.000% due 02/01/24	200,000	208,263
United Airlines Inc
4.375% due 04/15/26 ~	346,000	358,605
4.625% due 04/15/29 ~	103,000	106,734
Univar Solutions USA Inc 5.125% due 12/01/27 ~	204,000	215,120
Universal Entertainment Corp (Japan) 8.500% due 12/11/24 ~	200,000	211,216
US Airways 2013-1 Class A Pass-Through Trust 3.950% due 05/15/27	109,066	110,072
Vail Resorts Inc 6.250% due 05/15/25 ~	235,000	252,216
Victoria’s Secret & Co due 07/15/29 # ~	88,000	88,000
Viking Cruises Ltd
5.875% due 09/15/27 ~	434,000	429,421
7.000% due 02/15/29 ~	150,000	156,501
13.000% due 05/15/25 ~	50,000	58,922
Viking Ocean Cruises Ship VII Ltd 5.625% due 02/15/29 ~	300,000	303,778
Vista Outdoor Inc 4.500% due 03/15/29 ~	300,000	306,213
VOC Escrow Ltd 5.000% due 02/15/28 ~	160,000	162,080
Wabash National Corp 5.500% due 10/01/25 ~	75,000	76,811
WASH Multifamily Acquisition Inc 5.750% due 04/15/26 ~	255,000	266,564
Wheel Pros Inc 6.500% due 05/15/29 ~	100,000	101,327

	Principal Amount	Value
White Cap Buyer LLC 6.875% due 10/15/28 ~	$170,000	$182,178
Williams Scotsman International Inc 4.625% due 08/15/28 ~	100,000	103,470
Winnebago Industries Inc 6.250% due 07/15/28 ~	200,000	215,940
WMG Acquisition Corp
3.000% due 02/15/31 ~	221,000	209,946
3.875% due 07/15/30 ~	200,000	202,495
Wolverine Escrow LLC
8.500% due 11/15/24 ~	227,000	220,644
9.000% due 11/15/26 ~	223,000	218,245
13.125% due 11/15/27 ~	262,000	222,700
Wolverine World Wide Inc
5.000% due 09/01/26 ~	100,000	102,903
6.375% due 05/15/25 ~	350,000	373,620
Wyndham Hotels & Resorts Inc 4.375% due 08/15/28 ~	106,000	110,373
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	150,000	155,813
5.250% due 05/15/27 ~	466,000	501,859
5.500% due 03/01/25 ~	700,000	755,503
Wynn Macau Ltd (Macau)
5.125% due 12/15/29 ~	390,000	402,710
5.500% due 10/01/27 ~	400,000	417,380
5.625% due 08/26/28 ~	500,000	522,815
Wynn Resorts Finance LLC
5.125% due 10/01/29 ~	210,000	222,101
7.750% due 04/15/25 ~	70,000	75,595
Yum! Brands Inc
3.625% due 03/15/31	225,000	224,156
3.750% due 11/01/21	200,000	200,932
4.625% due 01/31/32	515,000	542,148
5.350% due 11/01/43	100,000	106,746
6.875% due 11/15/37	100,000	124,530
7.750% due 04/01/25 ~	50,000	54,525
ZF North America Capital Inc (Germany)
4.500% due 04/29/22 ~	400,000	410,280
4.750% due 04/29/25 ~	150,000	162,453

		107,236,629

Consumer, Non-Cyclical - 16.2%

Acadia Healthcare Co Inc
5.000% due 04/15/29 ~	225,000	235,285
5.500% due 07/01/28 ~	265,000	283,429
ACCO Brands Corp 4.250% due 03/15/29 ~	215,000	213,151
ACE Cash Express Inc 12.000% due 12/15/22 ~	90,000	83,025
AdaptHealth LLC
4.625% due 08/01/29 ~	190,000	192,863
6.125% due 08/01/28 ~	250,000	266,549
Adtalem Global Education Inc 5.500% due 03/01/28 ~	250,000	254,387
Ahern Rentals Inc 7.375% due 05/15/23 ~	175,000	158,622
AHP Health Partners Inc due 07/15/29 # ~	150,000	152,250
Air Methods Corp 8.000% due 05/15/25 ~	130,000	123,013
Akumin Inc 7.000% due 11/01/25 ~	260,000	270,691
Albertsons Cos Inc
3.250% due 03/15/26 ~	603,000	613,326
3.500% due 02/15/23 ~	87,000	89,568
3.500% due 03/15/29 ~	263,000	260,370
4.625% due 01/15/27 ~	375,000	392,700
4.875% due 02/15/30 ~	378,000	403,621
5.750% due 03/15/25	91,000	93,344
5.875% due 02/15/28 ~	177,000	190,937
7.500% due 03/15/26 ~	125,000	137,570

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Allied Universal Holdco LLC
4.625% due 06/01/28 ~	$438,000	$439,699
6.000% due 06/01/29 ~	392,000	397,923
6.625% due 07/15/26 ~	522,000	554,093
9.750% due 07/15/27 ~	297,000	327,442
Alta Equipment Group Inc 5.625% due 04/15/26 ~	100,000	102,818
AMN Healthcare Inc
4.000% due 04/15/29 ~	150,000	151,605
4.625% due 10/01/27 ~	217,000	225,940
Aptim Corp 7.750% due 06/15/25 ~	150,000	132,271
APX Group Inc
6.750% due 02/15/27 ~	440,000	469,751
7.625% due 09/01/23	100,000	102,875
7.875% due 12/01/22	269,000	270,981
ASGN Inc 4.625% due 05/15/28 ~	79,000	82,963
Avantor Funding Inc 4.625% due 07/15/28 ~	150,000	158,553
Avis Budget Car Rental LLC
4.750% due 04/01/28 ~	125,000	128,269
5.375% due 03/01/29 ~	145,000	151,188
5.750% due 07/15/27 ~	425,000	444,543
Avon Products Inc (United Kingdom) 6.500% due 03/15/23	200,000	215,600
B&G Foods Inc
5.250% due 04/01/25	408,000	419,567
5.250% due 09/15/27	107,000	111,579
Bausch Health Americas Inc
8.500% due 01/31/27 ~	145,000	157,962
9.250% due 04/01/26 ~	385,000	419,246
Bausch Health Cos Inc
4.875% due 06/01/28 ~	410,000	420,147
5.000% due 01/30/28 ~	240,000	228,038
5.000% due 02/15/29 ~	150,000	140,066
5.250% due 01/30/30 ~	1,000,000	931,250
5.250% due 02/15/31 ~	794,000	743,422
5.500% due 11/01/25 ~	246,000	252,703
5.750% due 08/15/27 ~	140,000	149,024
6.125% due 04/15/25 ~	775,000	795,344
6.250% due 02/15/29 ~	450,000	445,635
7.000% due 01/15/28 ~	388,000	400,788
7.250% due 05/30/29 ~	98,000	100,421
9.000% due 12/15/25 ~	539,000	578,643
Bidfair Holdings Inc 5.875% due 06/01/29 ~	150,000	152,438
C&S Group Enterprises LLC 5.000% due 12/15/28 ~	300,000	298,435
Carriage Services Inc 4.250% due 05/15/29 ~	200,000	199,962
Catalent Pharma Solutions Inc
3.125% due 02/15/29 ~	116,000	112,499
5.000% due 07/15/27 ~	115,000	120,345
Centene Corp due 07/15/28 #	190,000	192,802
2.500% due 03/01/31	505,000	498,687
3.000% due 10/15/30	305,000	313,702
3.375% due 02/15/30	696,000	728,486
4.250% due 12/15/27	1,065,000	1,123,575
4.625% due 12/15/29	1,106,000	1,217,728
5.375% due 06/01/26 ~	300,000	313,875
5.375% due 08/15/26 ~	140,000	146,495
Central Garden & Pet Co
4.125% due 10/15/30	335,000	343,325
4.125% due 04/30/31 ~	200,000	202,810
5.125% due 02/01/28	100,000	105,990
Charles River Laboratories International Inc
3.750% due 03/15/29 ~	133,000	135,018
4.000% due 03/15/31 ~	200,000	208,336
4.250% due 05/01/28 ~	192,000	198,781

	Principal Amount	Value
Chobani LLC 4.625% due 11/15/28 ~	$350,000	$363,387
CHS
4.750% due 02/15/31 ~	115,000	115,575
5.625% due 03/15/27 ~	605,000	646,633
6.000% due 01/15/29 ~	300,000	321,397
6.125% due 04/01/30 ~	194,000	197,152
6.625% due 02/15/25 ~	1,310,000	1,386,949
6.875% due 04/01/28 ~	459,000	454,674
6.875% due 04/15/29 ~	275,000	288,581
8.000% due 03/15/26 ~	600,000	647,259
8.000% due 12/15/27 ~	189,000	210,519
Cimpress PLC (Ireland) 7.000% due 06/15/26 ~	300,000	316,648
Cooke Omega Investments Inc (Canada) 8.500% due 12/15/22 ~	50,000	51,438
CoreCivic Inc 8.250% due 04/15/26	95,000	98,700
CoreCivic Inc REIT
4.625% due 05/01/23	300,000	300,844
4.750% due 10/15/27	60,000	54,824
CoreLogic Inc 4.500% due 05/01/28 ~	167,000	165,747
Coty Inc
5.000% due 04/15/26 ~	188,000	191,153
6.500% due 04/15/26 ~	75,000	76,129
CPI CG Inc 8.625% due 03/15/26 ~	80,000	85,222
Darling Ingredients Inc 5.250% due 04/15/27 ~	99,000	104,243
DaVita Inc
3.750% due 02/15/31 ~	454,000	436,407
4.625% due 06/01/30 ~	825,000	849,313
Del Monte Foods Inc 11.875% due 05/15/25 ~	210,000	239,662
Deluxe Corp 8.000% due 06/01/29 ~	70,000	76,137
Dole Food Co Inc 7.250% due 06/15/25 ~	50,000	51,198
Edgewell Personal Care Co
4.125% due 04/01/29 ~	125,000	126,427
5.500% due 06/01/28 ~	100,000	106,200
Elanco Animal Health Inc
4.912% due 08/27/21	35,000	35,251
5.272% due 08/28/23	395,000	425,887
5.900% due 08/28/28	130,000	152,586
Emergent BioSolutions Inc 3.875% due 08/15/28 ~	150,000	147,152
Encompass Health Corp
4.500% due 02/01/28	149,000	154,795
4.625% due 04/01/31	510,000	547,077
4.750% due 02/01/30	156,000	165,967
5.125% due 03/15/23	33,000	33,214
5.750% due 09/15/25	100,000	103,075
Endo Dac
6.000% due 06/30/28 ~	666,000	449,983
9.500% due 07/31/27 ~	275,000	280,848
Endo Luxembourg Finance Co I Sarl 6.125% due 04/01/29 ~	400,000	392,500
FAGE International SA (Luxembourg) 5.625% due 08/15/26 ~	100,000	103,095
Garda World Security Corp (Canada)
4.625% due 02/15/27 ~	395,000	397,771
6.000% due 06/01/29 ~	150,000	149,071
9.500% due 11/01/27 ~	78,000	86,544
Gartner Inc
3.625% due 06/15/29 ~	120,000	121,950
3.750% due 10/01/30 ~	397,000	406,671
4.500% due 07/01/28 ~	569,000	601,681
Global Medical Response Inc 6.500% due 10/01/25 ~	150,000	154,612

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Graham Holdings Co 5.750% due 06/01/26 ~	$100,000	$104,306
H-Food Holdings LLC 8.500% due 06/01/26 ~	100,000	104,571
HCA Inc
3.500% due 09/01/30	1,050,000	1,119,295
5.375% due 02/01/25	640,000	722,720
5.375% due 09/01/26	300,000	345,600
5.625% due 09/01/28	425,000	504,156
5.875% due 05/01/23	350,000	380,782
5.875% due 02/15/26	800,000	926,400
5.875% due 02/01/29	275,000	332,886
7.050% due 12/01/27	170,000	208,516
7.690% due 06/15/25	150,000	182,812
8.360% due 04/15/24	100,000	118,345
Herbalife Nutrition Ltd 7.875% due 09/01/25 ~	170,000	185,087
Herc Holdings Inc 5.500% due 07/15/27 ~	330,000	348,305
Hill-Rom Holdings Inc 4.375% due 09/15/27 ~	66,000	68,535
HLF Financing Sarl LLC 4.875% due 06/01/29 ~	200,000	201,761
Hologic Inc
3.250% due 02/15/29 ~	209,000	207,802
4.625% due 02/01/28 ~	191,000	201,259
Horizon Therapeutics USA Inc 5.500% due 08/01/27 ~	200,000	212,650
IHS Markit Ltd 4.250% due 05/01/29	500,000	579,600
Ingles Markets Inc
4.000% due 06/15/31 ~	75,000	75,000
5.750% due 06/15/23	84,000	84,179
IQVIA Inc
5.000% due 10/15/26 ~	300,000	311,304
5.000% due 05/15/27 ~	200,000	210,092
Jaguar Holding Co II
4.625% due 06/15/25 ~	35,000	36,820
5.000% due 06/15/28 ~	55,000	59,726
Jazz Securities DAC 4.375% due 01/15/29 ~	200,000	207,610
JBS USA Food Co
5.750% due 01/15/28 ~	200,000	214,244
7.000% due 01/15/26 ~	450,000	478,240
JBS USA LUX SA
3.750% due 12/01/31 ~	91,000	93,230
5.500% due 01/15/30 ~	421,000	471,394
6.500% due 04/15/29 ~	298,000	335,260
6.750% due 02/15/28 ~	285,000	313,500
Korn Ferry 4.625% due 12/15/27 ~	150,000	156,041
Kraft Heinz Foods Co
3.000% due 06/01/26	1,813,000	1,931,670
3.750% due 04/01/30	750,000	824,119
4.250% due 03/01/31	135,000	153,506
4.375% due 06/01/46	3,250,000	3,688,863
4.625% due 01/30/29	25,000	29,125
4.625% due 10/01/39	162,000	189,214
5.500% due 06/01/50	700,000	910,479
6.875% due 01/26/39	150,000	216,013
Kronos Acquisition Holdings Inc (Canada)
5.000% due 12/31/26 ~	25,000	25,412
7.000% due 12/31/27 ~	555,000	557,015
Lamb Weston Holdings Inc
4.625% due 11/01/24 ~	230,000	238,633
4.875% due 11/01/26 ~	375,000	388,125
4.875% due 05/15/28 ~	83,000	91,923
Land O’Lakes Capital Trust 7.450% due 03/15/28 ~	43,000	49,659
Lannett Co Inc 7.750% due 04/15/26 ~	150,000	149,613

	Principal Amount	Value
Legacy LifePoint Health LLC
4.375% due 02/15/27 ~	$230,000	$233,105
6.750% due 04/15/25 ~	180,000	192,280
Legends Hospitality Holding Co LLC 5.000% due 02/01/26 ~	210,000	219,187
LifePoint Health Inc 5.375% due 01/15/29 ~	65,000	63,467
Magellan Health Inc 4.900% due 09/22/24	150,000	167,165
MEDNAX Inc 6.250% due 01/15/27 ~	350,000	371,611
Metis Merger Sub LLC 6.500% due 05/15/29 ~	100,000	98,618
ModivCare Inc 5.875% due 11/15/25 ~	72,000	77,226
Modulaire Global Finance PLC (United Kingdom) 8.000% due 02/15/23 ~	145,000	149,423
Molina Healthcare Inc
3.875% due 11/15/30 ~	120,000	125,114
4.375% due 06/15/28 ~	150,000	156,675
5.375% due 11/15/22	250,000	262,342
MPH Acquisition Holdings LLC 5.750% due 11/01/28 ~	380,000	382,369
Nathan’s Famous Inc 6.625% due 11/01/25 ~	25,000	25,774
NESCO Holdings II Inc 5.500% due 04/15/29 ~	300,000	313,500
Nielsen Finance LLC
4.500% due 07/15/29 ~	134,000	134,543
4.750% due 07/15/31 ~	333,000	334,249
5.625% due 10/01/28 ~	220,000	232,629
5.875% due 10/01/30 ~	100,000	109,097
Organon & Co
5.125% due 04/30/31 ~	500,000	515,725
4.125% due 04/30/28 ~	1,004,000	1,025,134
Ortho-Clinical Diagnostics Inc 7.375% due 06/01/25 ~	315,000	339,512
Owens & Minor Inc 4.500% due 03/31/29 ~	80,000	82,304
P&L Development LLC 7.750% due 11/15/25 ~	150,000	158,052
Par Pharmaceutical Inc 7.500% due 04/01/27 ~	819,000	838,382
Paysafe Finance PLC 4.000% due 06/15/29 ~	200,000	197,250
Pilgrim’s Pride Corp
4.250% due 04/15/31 ~	325,000	337,187
5.875% due 09/30/27 ~	152,000	162,078
Post Holdings Inc
4.500% due 09/15/31 ~	1,025,000	1,024,590
4.625% due 04/15/30 ~	314,000	319,677
5.500% due 12/15/29 ~	325,000	349,273
5.625% due 01/15/28 ~	108,000	114,808
5.750% due 03/01/27 ~	205,000	214,737
Prestige Brands Inc
3.750% due 04/01/31 ~	250,000	241,531
5.125% due 01/15/28 ~	133,000	140,499
Prime Healthcare Services Inc 7.250% due 11/01/25 ~	166,000	179,926
Prime Security Services Borrower LLC
3.375% due 08/31/27 ~	170,000	165,112
5.250% due 04/15/24 ~	497,000	533,172
5.750% due 04/15/26 ~	246,000	272,396
6.250% due 01/15/28 ~	685,000	729,539
Primo Water Holdings Inc (Canada) 4.375% due 04/30/29 ~	188,000	188,235
Quorum Health Corp 11.625% due 04/15/23 * Y Ω	9,000	830
Radiology Partners Inc 9.250% due 02/01/28 ~	55,000	60,980

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	$500,000	$539,612
Rent-A-Center Inc 6.375% due 02/15/29 ~	180,000	193,635
Revlon Consumer Products Corp 6.250% due 08/01/24	150,000	66,468
Ritchie Bros Auctioneers Inc (Canada) 5.375% due 01/15/25 ~	220,000	226,949
RP Escrow Issuer LLC 5.250% due 12/15/25 ~	300,000	314,103
RR Donnelley & Sons Co 6.125% due 11/01/26 ~	520,000	548,657
Sabre GLBL Inc
7.375% due 09/01/25 ~	518,000	563,983
9.250% due 04/15/25 ~	50,000	59,587
Safeway Inc 7.250% due 02/01/31	150,000	175,888
SEG Holding LLC 5.625% due 10/15/28 ~	200,000	210,290
Select Medical Corp 6.250% due 08/15/26 ~	424,000	452,539
Service Corp International
3.375% due 08/15/30	426,000	417,927
4.000% due 05/15/31	132,000	134,903
4.625% due 12/15/27	53,000	56,154
5.125% due 06/01/29	206,000	223,791
Shift4 Payments LLC 4.625% due 11/01/26 ~	300,000	313,564
Sigma Holdco BV (Netherlands) 7.875% due 05/15/26 ~	400,000	410,606
Signal Parent Inc 6.125% due 04/01/29 ~	250,000	240,939
Simmons Foods Inc 4.625% due 03/01/29 ~	245,000	247,443
Sotheby’s 7.375% due 10/15/27 ~	200,000	216,242
Spectrum Brands Inc
3.875% due 03/15/31 ~	150,000	147,908
5.000% due 10/01/29 ~	86,000	91,416
5.750% due 07/15/25	449,000	460,674
Square Inc
2.750% due 06/01/26 ~	100,000	101,875
3.500% due 06/01/31 ~	83,000	83,830
StoneMor Inc 8.500% due 05/15/29 ~	67,000	67,838
Surgery Center Holdings Inc 10.000% due 04/15/27 ~	290,000	319,296
Syneos Health Inc 3.625% due 01/15/29 ~	150,000	148,688
Team Health Holdings Inc 6.375% due 02/01/25 ~	200,000	190,626
Teleflex Inc
4.250% due 06/01/28 ~	95,000	99,187
4.625% due 11/15/27	156,000	166,684
Tenet Healthcare Corp
4.250% due 06/01/29 ~	400,000	405,500
4.625% due 07/15/24	590,000	600,080
4.625% due 09/01/24 ~	87,000	89,467
4.625% due 06/15/28 ~	465,000	479,285
4.875% due 01/01/26 ~	545,000	565,955
5.125% due 11/01/27 ~	526,000	552,318
6.125% due 10/01/28 ~	655,000	699,861
6.250% due 02/01/27 ~	530,000	553,850
6.750% due 06/15/23	778,000	849,965
7.500% due 04/01/25 ~	50,000	54,070
The ADT Security Corp
3.500% due 07/15/22	650,000	663,000
4.875% due 07/15/32 ~	200,000	211,480

	Principal Amount	Value
The Brink’s Co
4.625% due 10/15/27 ~	$197,000	$205,657
5.500% due 07/15/25 ~	150,000	159,783
The Fresh Market Inc 9.750% due 05/01/23 ~	200,000	205,785
The Nielsen Co Luxembourg SARL 5.000% due 02/01/25 ~	200,000	206,330
TreeHouse Foods Inc 4.000% due 09/01/28	115,000	114,309
TriNet Group Inc 3.500% due 03/01/29 ~	115,000	113,620
Triton Water Holdings Inc 6.250% due 04/01/29 ~	155,000	155,599
Turning Point Brands Inc 5.625% due 02/15/26 ~	100,000	103,600
United Natural Foods Inc 6.750% due 10/15/28 ~	65,000	70,082
United Rentals North America Inc
3.875% due 02/15/31	500,000	509,375
4.000% due 07/15/30	125,000	129,000
4.875% due 01/15/28	715,000	759,151
5.250% due 01/15/30	142,000	155,734
5.500% due 05/15/27	260,000	275,925
5.875% due 09/15/26	170,000	176,357
US Acute Care Solutions LLC 6.375% due 03/01/26 ~	250,000	259,195
US Foods Inc
4.750% due 02/15/29 ~	65,000	66,384
6.250% due 04/15/25 ~	120,000	127,350
US Renal Care Inc 10.625% due 07/15/27 ~	175,000	184,183
Vector Group Ltd
5.750% due 02/01/29 ~	125,000	127,498
10.500% due 11/01/26 ~	173,000	183,921
Verscend Escrow Corp 9.750% due 08/15/26 ~	325,000	342,885
WW International Inc 4.500% due 04/15/29 ~	135,000	136,195

		83,919,238

Diversified - 0.1%

Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	104,769
Stena International SA (Sweden)
5.750% due 03/01/24 ~	200,000	206,825
6.125% due 02/01/25 ~	146,000	152,387

		463,981

Energy - 13.8%

Aethon United BR LP 8.250% due 02/15/26 ~	340,000	368,551
AI Candelaria Spain SLU (Colombia) 7.500% due 12/15/28 ~	250,000	279,967
Alliance Resource Operating Partners LP 7.500% due 05/01/25 ~	100,000	97,989
Antero Midstream Partners LP
5.375% due 06/15/29 ~	135,000	140,907
5.750% due 03/01/27 ~	200,000	208,609
5.750% due 01/15/28 ~	197,000	207,575
7.875% due 05/15/26 ~	365,000	409,128
Antero Resources Corp
5.000% due 03/01/25	150,000	153,708
5.375% due 03/01/30 ~	90,000	91,969
7.625% due 02/01/29 ~	150,000	166,695
8.375% due 07/15/26 ~	104,000	118,430
Apache Corp
4.250% due 01/15/30	250,000	264,097
4.375% due 10/15/28	208,000	221,705
4.625% due 11/15/25	130,000	140,770
4.750% due 04/15/43	1,035,000	1,078,372

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
4.875% due 11/15/27	$215,000	$233,145
5.100% due 09/01/40	712,000	746,710
Archrock Partners LP
6.250% due 04/01/28 ~	180,000	188,264
6.875% due 04/01/27 ~	156,000	166,095
Ascent Resources Utica Holdings LLC
5.875% due 06/30/29 ~	115,000	115,144
7.000% due 11/01/26 ~	80,000	83,970
8.250% due 12/31/28 ~	165,000	181,830
9.000% due 11/01/27 ~	175,000	242,526
Atlantica Sustainable Infrastructure PLC (Spain) 4.125% due 06/15/28 ~	300,000	306,015
Baytex Energy Corp (Canada)
5.625% due 06/01/24 ~	120,000	121,235
8.750% due 04/01/27 ~	185,000	186,637
Berry Petroleum Co LLC 7.000% due 02/15/26 ~	200,000	203,404
Blue Racer Midstream LLC
6.625% due 07/15/26 ~	50,000	52,436
7.625% due 12/15/25 ~	245,000	265,825
Bristow Group Inc 6.875% due 03/01/28 ~	150,000	153,215
Buckeye Partners LP
3.950% due 12/01/26	175,000	178,570
4.125% due 03/01/25 ~	127,000	132,018
4.150% due 07/01/23	298,000	308,914
4.500% due 03/01/28 ~	105,000	107,868
5.850% due 11/15/43	250,000	249,192
6.375% due 01/22/78	200,000	188,060
California Resources Corp 7.125% due 02/01/26 ~	55,000	57,951
Callon Petroleum Co due 08/01/28 # ~	140,000	141,750
6.125% due 10/01/24	200,000	197,888
6.250% due 04/15/23	637,000	638,137
Calumet Specialty Products Partners LP
7.750% due 04/15/23	250,000	249,650
9.250% due 07/15/24 ~	162,000	178,923
11.000% due 04/15/25 ~	133,000	144,997
Cenovus Energy Inc (Canada)
3.000% due 08/15/22	200,000	204,118
3.800% due 09/15/23	50,000	52,782
6.750% due 11/15/39	875,000	1,190,712
CGG SA (France) 8.750% due 04/01/27 ~	500,000	518,152
ChampionX Corp 6.375% due 05/01/26	80,000	84,114
Cheniere Energy Inc 4.625% due 10/15/28 ~	265,000	279,906
Cheniere Energy Partners LP
4.000% due 03/01/31 ~	361,000	377,696
4.500% due 10/01/29	494,000	531,667
5.625% due 10/01/26	395,000	410,800
Chesapeake Energy Corp
5.500% due 02/01/26 ~	110,000	116,358
5.875% due 02/01/29 ~	185,000	200,494
CNX Midstream Partners LP 6.500% due 03/15/26 ~	100,000	105,025
CNX Resources Corp
6.000% due 01/15/29 ~	250,000	270,654
7.250% due 03/14/27 ~	250,000	268,242
Colgate Energy Partners III LLC 5.875% due 07/01/29 ~	125,000	129,844
Comstock Resources Inc
5.875% due 01/15/30 ~	324,000	330,885
6.750% due 03/01/29 ~	135,000	143,975
7.500% due 05/15/25 ~	231,000	240,298
Continental Resources Inc
3.800% due 06/01/24	350,000	370,562
4.375% due 01/15/28	300,000	332,727

	Principal Amount	Value
4.500% due 04/15/23	$81,000	$84,516
4.900% due 06/01/44	225,000	255,100
5.750% due 01/15/31 ~	200,000	239,750
Continuum Energy Levanter Pte Ltd (India) 4.500% due 02/09/27 ~	200,000	205,051
Coronado Finance Property Ltd (Australia) 10.750% due 05/15/26 ~	150,000	159,945
CQP Holdco LP 5.500% due 06/15/31 ~	450,000	469,458
Crestwood Midstream Partners LP
5.625% due 05/01/27 ~	140,000	144,088
5.750% due 04/01/25	85,000	87,567
6.000% due 02/01/29 ~	105,000	110,119
CrownRock LP
5.000% due 05/01/29 ~	25,000	26,290
5.625% due 10/15/25 ~	344,000	357,019
CSI Compressco LP 7.500% due 04/01/25 ~	200,000	203,400
CVR Energy Inc
5.250% due 02/15/25 ~	210,000	210,527
5.750% due 02/15/28 ~	125,000	126,314
DCP Midstream Operating LP
3.875% due 03/15/23	150,000	155,957
5.125% due 05/15/29	74,000	81,877
5.375% due 07/15/25	200,000	222,990
5.600% due 04/01/44	100,000	110,478
5.625% due 07/15/27	235,000	267,973
5.850% due 05/21/43 ~	100,000	92,978
6.450% due 11/03/36 ~	403,000	473,839
6.750% due 09/15/37 ~	100,000	120,750
DT Midstream Inc
4.125% due 06/15/29 ~	95,000	96,575
4.375% due 06/15/31 ~	100,000	102,304
Encino Acquisition Partners Holdings LLC 8.500% due 05/01/28 ~	125,000	127,656
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	92,000	95,874
5.750% due 01/30/28 ~	339,000	361,940
6.625% due 07/15/25 ~	130,000	139,492
Energy Ventures Gom LLC 11.750% due 04/15/26 ~	100,000	104,569
EnfraGen Energia Sur SA (Spain) 5.375% due 12/30/30 ~	200,000	199,300
EnLink Midstream LLC
5.375% due 06/01/29	164,000	171,369
5.625% due 01/15/28 ~	75,000	79,458
EnLink Midstream Partners LP
4.150% due 06/01/25	300,000	314,577
4.850% due 07/15/26	400,000	415,234
5.050% due 04/01/45	200,000	172,421
5.450% due 06/01/47	125,000	111,463
Ensign Drilling Inc (Canada) 9.250% due 04/15/24 ~	95,000	90,141
Enviva Partners LP 6.500% due 01/15/26 ~	260,000	272,220
EQM Midstream Partners LP
4.000% due 08/01/24	113,000	116,249
4.500% due 01/15/29 ~	145,000	147,707
4.750% due 07/15/23	36,000	37,625
4.750% due 01/15/31 ~	145,000	149,595
6.000% due 07/01/25 ~	600,000	653,895
6.500% due 07/01/27 ~	140,000	156,509
6.500% due 07/15/48	451,000	483,528
EQT Corp
3.000% due 10/01/22	2,000	2,045
3.125% due 05/15/26 ~	48,000	49,253
3.625% due 05/15/31 ~	50,000	52,253
3.900% due 10/01/27	275,000	294,937
5.000% due 01/15/29	60,000	66,981
7.625% due 02/01/25	1,140,000	1,331,281

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Exterran Energy Solutions LP 8.125% due 05/01/25	$200,000	$177,695
Genesis Energy LP
5.625% due 06/15/24	300,000	301,831
6.500% due 10/01/25	170,000	172,043
7.750% due 02/01/28	195,000	201,786
8.000% due 01/15/27	270,000	284,006
Global Partners LP
6.875% due 01/15/29	100,000	107,454
7.000% due 08/01/27	150,000	159,300
Gulfport Energy Operating Corp 8.000% due 05/17/26 ~	200,000	213,890
Harvest Midstream I LP 7.500% due 09/01/28 ~	225,000	244,800
Hess Midstream Operations LP
5.125% due 06/15/28 ~	240,000	252,064
5.625% due 02/15/26 ~	200,000	208,850
Hilcorp Energy I LP
5.750% due 02/01/29 ~	100,000	104,391
6.000% due 02/01/31 ~	90,000	95,513
6.250% due 11/01/28 ~	320,000	340,882
Holly Energy Partners LP 5.000% due 02/01/28 ~	59,000	60,446
Independence Energy Finance LLC 7.250% due 05/01/26 ~	165,000	173,778
Indigo Natural Resources LLC 5.375% due 02/01/29 ~	140,000	146,481
Ithaca Energy North Sea PLC (United Kingdom) 9.375% due 07/15/24 ~	200,000	207,864
ITT Holdings LLC due 08/01/29 # ~	225,000	229,500
KCA Deutag UK Finance PLC (United Kingdom) 9.875% due 12/01/25 ~	151,000	167,082
Laredo Petroleum Inc
9.500% due 01/15/25	180,000	189,893
10.125% due 01/15/28	125,000	137,625
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/26 ~	330,000	341,418
Matador Resources Co 5.875% due 09/15/26	330,000	340,345
MEG Energy Corp (Canada)
5.875% due 02/01/29 ~	471,000	491,686
6.500% due 01/15/25 ~	204,000	211,140
7.125% due 02/01/27 ~	360,000	384,491
Moss Creek Resources Holdings Inc
7.500% due 01/15/26 ~	350,000	325,939
10.500% due 05/15/27 ~	350,000	347,354
Murphy Oil Corp
5.750% due 08/15/25	652,000	669,930
5.875% due 12/01/27	117,000	122,280
6.375% due 07/15/28	154,000	162,578
6.875% due 08/15/24	100,000	102,551
Nabors Industries Inc 5.750% due 02/01/25	85,000	78,370
Nabors Industries Ltd
7.250% due 01/15/26 ~	419,000	411,464
7.500% due 01/15/28 ~	150,000	144,300
Natural Resource Partners LP 9.125% due 06/30/25 ~	150,000	147,547
Neptune Energy Bondco PLC (United Kingdom) 6.625% due 05/15/25 ~	250,000	257,491
New Fortress Energy Inc
6.500% due 09/30/26 ~	400,000	409,220
6.750% due 09/15/25 ~	338,000	346,450
NGL Energy Operating LLC 7.500% due 02/01/26 ~	835,000	877,794
NGL Energy Partners LP
6.125% due 03/01/25	100,000	90,951

	Principal Amount	Value
7.500% due 11/01/23	$195,000	$192,319
7.500% due 04/15/26	150,000	137,175
Nine Energy Service Inc 8.750% due 11/01/23 ~	145,000	74,131
Northern Oil and Gas Inc 8.125% due 03/01/28 ~	405,000	436,922
Northriver Midstream Finance LP (Canada) 5.625% due 02/15/26 ~	250,000	260,105
NuStar Logistics LP
4.750% due 02/01/22	100,000	101,299
5.625% due 04/28/27	230,000	247,071
5.750% due 10/01/25	50,000	54,526
6.000% due 06/01/26	171,000	185,877
6.375% due 10/01/30	45,000	49,844
Oasis Midstream Partners LP 8.000% due 04/01/29 ~	150,000	159,890
Oasis Petroleum Inc 6.375% due 06/01/26 ~	150,000	156,597
Occidental Petroleum Corp
2.700% due 02/15/23	175,000	179,305
2.900% due 08/15/24	658,000	673,627
3.000% due 02/15/27	150,000	149,087
3.200% due 08/15/26	650,000	656,744
3.400% due 04/15/26	225,000	230,694
3.500% due 06/15/25	150,000	153,563
3.500% due 08/15/29	386,000	387,899
4.100% due 02/15/47	250,000	233,126
4.400% due 04/15/46	2,175,000	2,091,817
5.500% due 12/01/25	115,000	127,437
5.550% due 03/15/26	325,000	360,046
5.875% due 09/01/25	239,000	266,192
6.125% due 01/01/31	465,000	547,668
6.375% due 09/01/28	200,000	233,782
6.450% due 09/15/36	1,050,000	1,256,755
6.625% due 09/01/30	829,000	995,836
6.950% due 07/01/24	150,000	169,495
7.500% due 05/01/31	150,000	189,193
7.875% due 09/15/31	150,000	193,198
8.000% due 07/15/25	105,000	125,872
8.500% due 07/15/27	150,000	189,398
8.875% due 07/15/30	200,000	267,739
Oceaneering International Inc
4.650% due 11/15/24	200,000	201,600
6.000% due 02/01/28	150,000	151,339
Ovintiv Exploration Inc 5.625% due 07/01/24	181,000	201,632
Ovintiv Inc
6.500% due 08/15/34	700,000	925,575
7.375% due 11/01/31	300,000	398,825
Parkland Corp (Canada)
4.500% due 10/01/29 ~	140,000	142,676
5.875% due 07/15/27 ~	132,000	141,132
PBF Holding Co LLC
6.000% due 02/15/28	195,000	133,827
7.250% due 06/15/25	225,000	171,297
9.250% due 05/15/25 ~	600,000	605,217
PBF Logistics LP 6.875% due 05/15/23	262,000	257,742
PDC Energy Inc
5.750% due 05/15/26	150,000	156,890
6.125% due 09/15/24	200,000	205,173
Precision Drilling Corp (Canada)
6.875% due 01/15/29 ~	125,000	128,906
7.125% due 01/15/26 ~	200,000	206,407
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	202,440
Range Resources Corp
4.875% due 05/15/25	88,000	91,190
5.000% due 03/15/23	494,000	512,567

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
8.250% due 01/15/29 ~	$95,000	$107,233
9.250% due 02/01/26	320,000	353,360
Rattler Midstream LP 5.625% due 07/15/25 ~	65,000	68,413
Renewable Energy Group Inc 5.875% due 06/01/28 ~	53,000	55,734
Rockies Express Pipeline LLC
3.600% due 05/15/25 ~	250,000	254,977
6.875% due 04/15/40 ~	500,000	529,435
SM Energy Co
5.625% due 06/01/25	113,000	112,011
6.500% due 07/15/28	120,000	123,450
6.625% due 01/15/27	100,000	102,950
6.750% due 09/15/26	60,000	61,125
10.000% due 01/15/25 ~	450,000	509,301
Southwestern Energy Co
6.450% due 01/23/25	100,000	110,907
7.500% due 04/01/26	420,000	445,200
7.750% due 10/01/27	80,000	86,900
8.375% due 09/15/28	150,000	169,703
Summit Midstream Holdings LLC 5.750% due 04/15/25	140,000	128,994
SunCoke Energy Inc 4.875% due 06/30/29 ~	167,000	167,000
SunCoke Energy Partners LP 7.500% due 06/15/25 ~	183,000	190,146
Sunoco LP
4.500% due 05/15/29 ~	75,000	76,539
5.500% due 02/15/26	665,000	687,510
6.000% due 04/15/27	109,000	114,355
Tallgrass Energy Partners LP
5.500% due 09/15/24 ~	261,000	265,224
5.500% due 01/15/28 ~	163,000	166,074
6.000% due 12/31/30 ~	215,000	224,097
7.500% due 10/01/25 ~	300,000	329,496
Talos Production Inc 12.000% due 01/15/26	428,000	457,273
Targa Resources Partners LP
4.000% due 01/15/32 ~	695,000	715,850
4.875% due 02/01/31 ~	86,000	93,212
5.375% due 02/01/27	637,000	665,232
5.500% due 03/01/30	500,000	550,510
5.875% due 04/15/26	490,000	516,002
6.500% due 07/15/27	96,000	104,339
6.875% due 01/15/29	60,000	67,718
TechnipFMC PLC (United Kingdom) 6.500% due 02/01/26 ~	350,000	378,010
Teine Energy Ltd (Canada) 6.875% due 04/15/29 ~	350,000	360,439
TerraForm Power Operating LLC
4.250% due 01/31/23 ~	60,000	61,659
4.750% due 01/15/30 ~	177,000	181,632
5.000% due 01/31/28 ~	141,000	149,712
TransMontaigne Partners LP 6.125% due 02/15/26	50,000	51,340
Transocean Guardian Ltd 5.875% due 01/15/24 ~	453,125	441,570
Transocean Inc
8.000% due 02/01/27 ~	533,000	449,468
9.350% due 12/15/41	490,000	365,315
11.500% due 01/30/27 ~	547,000	585,290
Transocean Phoenix 2 Ltd 7.750% due 10/15/24 ~	110,000	114,252
Transocean Pontus Ltd 6.125% due 08/01/25 ~	235,625	238,692
Transocean Proteus Ltd 6.250% due 12/01/24 ~	71,500	72,415
Transocean Sentry Ltd 5.375% due 05/15/23 ~	761,828	747,711

	Principal Amount	Value
USA Compression Partners LP
6.875% due 04/01/26	$135,000	$141,741
6.875% due 09/01/27	305,000	326,435
Vermilion Energy Inc (Canada) 5.625% due 03/15/25 ~	50,000	50,473
Vine Energy Holdings LLC 6.750% due 04/15/29 ~	300,000	316,125
Viper Energy Partners LP 5.375% due 11/01/27 ~	40,000	41,784
W&T Offshore Inc 9.750% due 11/01/23 ~	200,000	194,250
Warrior Met Coal Inc 8.000% due 11/01/24 ~	86,000	87,398
Weatherford International Ltd
8.750% due 09/01/24 ~	305,000	319,487
11.000% due 12/01/24 ~	600,000	624,762
Welltec AS (Denmark) 9.500% due 12/01/22 ~	91,000	93,276
Western Midstream Operating LP
4.000% due 07/01/22	325,000	330,700
4.350% due 02/01/25	805,000	851,638
4.650% due 07/01/26	75,000	80,285
5.300% due 02/01/30	50,000	56,144
5.500% due 08/15/48	354,000	386,787
6.500% due 02/01/50	800,000	928,500

		71,376,986

Financial - 9.8%

Acrisure LLC
4.250% due 02/15/29 ~	160,000	158,406
7.000% due 11/15/25 ~	275,000	281,486
10.125% due 08/01/26 ~	100,000	112,953
Advisor Group Holdings Inc 10.750% due 08/01/27 ~	100,000	111,375
AerCap Holdings NV (Ireland) 5.875% due 10/10/79	200,000	208,789
AG Issuer LLC 6.250% due 03/01/28 ~	70,000	74,012
Alliant Holdings Intermediate LLC
4.250% due 10/15/27 ~	155,000	157,550
6.750% due 10/15/27 ~	350,000	368,280
Ally Financial Inc 5.750% due 11/20/25	200,000	229,841
AmWINS Group Inc 7.750% due 07/01/26 ~	381,000	404,870
Apollo Commercial Real Estate Finance Inc 4.625% due 06/15/29 ~	150,000	148,103
Aretec Escrow Issuer Inc 7.500% due 04/01/29 ~	300,000	309,423
Assurant Inc 7.000% due 03/27/48	200,000	231,474
AssuredPartners Inc
5.625% due 01/15/29 ~	30,000	30,060
7.000% due 08/15/25 ~	64,000	65,589
BroadStreet Partners Inc 5.875% due 04/15/29 ~	83,000	84,926
Brookfield Property Inc REIT 5.750% due 05/15/26 ~	300,000	315,775
Burford Capital Global Finance LLC 6.250% due 04/15/28 ~	250,000	262,915
CIT Group Inc
3.929% due 06/19/24	65,000	68,692
4.750% due 02/16/24	101,000	109,750
5.000% due 08/15/22	210,000	219,721
5.000% due 08/01/23	371,000	401,607
5.250% due 03/07/25	165,000	186,104
6.125% due 03/09/28	170,000	208,032
Commerzbank AG (Germany) 8.125% due 09/19/23 ~	300,000	341,967
Compass Group Diversified Holdings LLC 5.250% due 04/15/29 ~	120,000	124,950

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Credit Acceptance Corp
5.125% due 12/31/24 ~	$380,000	$394,934
6.625% due 03/15/26	200,000	210,750
CTR Partnership LP 3.875% due 06/30/28 ~	100,000	102,254
CTR Partnership LP REIT 5.250% due 06/01/25	50,000	51,313
Curo Group Holdings Corp 8.250% due 09/01/25 ~	310,000	321,237
Cushman & Wakefield US Borrower LLC 6.750% due 05/15/28 ~	80,000	86,488
Deutsche Bank AG (Germany)
3.729% due 01/14/32	200,000	203,760
4.296% due 05/24/28	476,000	493,580
4.500% due 04/01/25	500,000	539,886
4.875% due 12/01/32	200,000	215,847
5.882% due 07/08/31	150,000	175,634
Diversified Healthcare Trust 4.375% due 03/01/31	360,000	345,420
Diversified Healthcare Trust REIT
4.750% due 05/01/24	100,000	102,871
4.750% due 02/15/28	200,000	197,309
9.750% due 06/15/25	215,000	238,395
Dresdner Funding Trust I 8.151% due 06/30/31 ~	350,000	502,250
Enact Holdings Inc 6.500% due 08/15/25 ~	210,000	232,052
Enova International Inc 8.500% due 09/15/25 ~	200,000	206,375
EPR Properties 3.750% due 08/15/29	300,000	300,791
EPR Properties REIT 4.750% due 12/15/26	500,000	542,662
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	400,000	407,940
Fairstone Financial Inc (Canada) 7.875% due 07/15/24 ~	145,000	151,667
FelCor Lodging LP REIT 6.000% due 06/01/25	175,000	179,510
Finance of America Funding LLC 7.875% due 11/15/25 ~	200,000	200,171
Five Point Operating Co LP 7.875% due 11/15/25 ~	150,000	158,829
Freedom Mortgage Corp
due 01/15/27 # ~	130,000	131,088
7.625% due 05/01/26 ~	190,000	198,036
8.125% due 11/15/24 ~	150,000	155,590
8.250% due 04/15/25 ~	200,000	209,413
FS Energy & Power Fund 7.500% due 08/15/23 ~	175,000	181,283
Genworth Holdings Inc
4.900% due 08/15/23	316,000	317,424
6.500% due 06/15/34	100,000	102,212
7.625% due 09/24/21	250,000	254,385
Global Aircraft Leasing Co Ltd (Cayman) 6.500% Cash or 7.250% PIK due 09/15/24 ~	728,049	732,618
Global Atlantic Fin Co due 10/15/51 # ~	300,000	300,732
Global Net Lease Inc REIT 3.750% due 12/15/27 ~	135,000	133,805
goeasy Ltd (Canada)
4.375% due 05/01/26 ~	75,000	76,969
5.375% due 12/01/24 ~	82,000	84,850
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	103,000	106,225
GTCR AP Finance Inc 8.000% due 05/15/27 ~	150,000	160,274
HAT Holdings I LLC 3.375% due 06/15/26 ~	300,000	302,625
HAT Holdings I LLC REIT 3.750% due 09/15/30 ~	500,000	489,830

	Principal Amount	Value
Hightower Holding LLC 6.750% due 04/15/29 ~	$83,000	$84,826
Home Point Capital Inc 5.000% due 02/01/26 ~	100,000	93,389
HUB International Ltd 7.000% due 05/01/26 ~	495,000	514,587
HUNT Cos Inc 5.250% due 04/15/29 ~	200,000	194,623
Icahn Enterprises LP
5.250% due 05/15/27 ~	75,000	77,660
4.375% due 02/01/29 ~	145,000	144,750
4.750% due 09/15/24	326,000	341,095
5.250% due 05/15/27	605,000	625,509
6.250% due 05/15/26	405,000	430,393
6.375% due 12/15/25	50,000	51,593
Intesa Sanpaolo SPA (Italy)
4.950% due 06/01/42 ~	300,000	311,647
5.017% due 06/26/24 ~	200,000	217,720
5.710% due 01/15/26 ~	900,000	1,018,653
Iron Mountain Inc REIT
4.500% due 02/15/31 ~	615,000	623,456
4.875% due 09/15/27 ~	125,000	129,750
4.875% due 09/15/29 ~	535,000	552,976
5.000% due 07/15/28 ~	65,000	67,675
5.250% due 03/15/28 ~	224,000	234,875
5.250% due 07/15/30 ~	175,000	185,485
5.625% due 07/15/32 ~	65,000	69,815
iStar Inc REIT
4.250% due 08/01/25	139,000	143,385
4.750% due 10/01/24	137,000	144,371
5.500% due 02/15/26	150,000	157,541
Jefferies Finance LLC 6.250% due 06/03/26 ~	150,000	157,500
Kennedy-Wilson Inc
4.750% due 03/01/29	235,000	242,388
5.000% due 03/01/31	235,000	242,050
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/29 ~	225,000	225,281
Ladder Capital Finance Holdings LLLP REIT
4.250% due 02/01/27 ~	155,000	155,291
5.250% due 03/15/22 ~	65,000	65,517
5.250% due 10/01/25 ~	250,000	254,687
LD Holdings Group LLC
6.125% due 04/01/28 ~	175,000	175,301
6.500% due 11/01/25 ~	146,000	150,095
LPL Holdings Inc
4.000% due 03/15/29 ~	270,000	271,953
4.375% due 05/15/31 ~	250,000	253,465
4.625% due 11/15/27 ~	150,000	155,879
MGIC Investment Corp 5.250% due 08/15/28	169,000	179,351
MGM Growth Properties Operating Partnership LP REIT
3.875% due 02/15/29 ~	115,000	117,091
4.500% due 09/01/26	50,000	53,475
4.500% due 01/15/28	100,000	105,950
4.625% due 06/15/25 ~	295,000	315,759
5.750% due 02/01/27	730,000	813,355
Midcap Financial Issuer Trust
5.625% due 01/15/30 ~	250,000	251,277
6.500% due 05/01/28 ~	500,000	523,895
MPT Operating Partnership LP REIT
3.500% due 03/15/31	190,000	192,137
4.625% due 08/01/29	235,000	252,247
5.000% due 10/15/27	220,000	233,495
5.250% due 08/01/26	500,000	516,355
Nationstar Mortgage Holdings Inc
5.125% due 12/15/30 ~	55,000	54,835
5.500% due 08/15/28 ~	146,000	147,479
6.000% due 01/15/27 ~	295,000	306,293

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Navient Corp
4.875% due 03/15/28	$300,000	$301,875
5.000% due 03/15/27	90,000	93,308
5.625% due 08/01/33	200,000	193,609
6.125% due 03/25/24	300,000	324,714
6.500% due 06/15/22	121,000	126,318
6.750% due 06/25/25	335,000	371,334
6.750% due 06/15/26	100,000	111,825
7.250% due 09/25/23	100,000	110,651
New Residential Investment Corp REIT 6.250% due 10/15/25 ~	214,000	214,631
Newmark Group Inc 6.125% due 11/15/23	175,000	192,839
NFP Corp
4.875% due 08/15/28 ~	50,000	50,877
6.875% due 08/15/28 ~	480,000	506,750
NMI Holdings Inc 7.375% due 06/01/25 ~	113,000	129,856
OneMain Finance Corp
3.500% due 01/15/27	55,000	55,481
4.000% due 09/15/30	60,000	59,550
5.375% due 11/15/29	90,000	98,077
5.625% due 03/15/23	125,000	133,661
6.125% due 05/15/22	190,000	197,885
6.125% due 03/15/24	454,000	489,185
8.250% due 10/01/23	102,000	115,120
Oxford Finance LLC 6.375% due 12/15/22 ~	25,000	25,275
Park Intermediate Holdings LLC 4.875% due 05/15/29 ~	93,000	96,320
Park Intermediate Holdings LLC REIT
5.875% due 10/01/28 ~	85,000	90,778
7.500% due 06/01/25 ~	230,000	250,043
PennyMac Financial Services Inc
4.250% due 02/15/29 ~	210,000	202,614
5.375% due 10/15/25 ~	225,000	237,480
PHH Mortgage Corp 7.875% due 03/15/26 ~	300,000	310,680
PRA Group Inc 7.375% due 09/01/25 ~	300,000	324,000
Provident Funding Associates LP 6.375% due 06/15/25 ~	50,000	50,828
Quicken Loans Inc 5.250% due 01/15/28 ~	200,000	210,250
Quicken Loans LLC
3.625% due 03/01/29 ~	145,000	143,478
3.875% due 03/01/31 ~	290,000	292,535
Radian Group Inc
4.500% due 10/01/24	300,000	321,684
4.875% due 03/15/27	150,000	163,572
Realogy Group LLC
4.875% due 06/01/23 ~	150,000	156,263
5.750% due 01/15/29 ~	375,000	392,546
7.625% due 06/15/25 ~	150,000	162,894
9.375% due 04/01/27 ~	128,000	142,390
RHP Hotel Properties LP REIT
4.500% due 02/15/29 ~	110,000	110,375
4.750% due 10/15/27	105,000	108,018
RLJ Lodging Trust 3.750% due 07/01/26 ~	170,000	171,913
SBA Communications Corp
3.125% due 02/01/29 ~	315,000	304,443
3.875% due 02/15/27	956,000	984,082
SBA Communications Corp REIT 4.875% due 09/01/24	200,000	204,073
Service Properties Trust 5.500% due 12/15/27	200,000	213,768
Service Properties Trust REIT
4.350% due 10/01/24	300,000	302,493
4.500% due 06/15/23	150,000	154,056

	Principal Amount	Value
4.500% due 03/15/25	$100,000	$99,700
4.650% due 03/15/24	100,000	101,945
4.950% due 02/15/27	300,000	299,443
4.950% due 10/01/29	300,000	296,475
5.000% due 08/15/22	150,000	151,875
5.250% due 02/15/26	350,000	353,853
7.500% due 09/15/25	40,000	45,323
SLM Corp 4.200% due 10/29/25	110,000	118,580
Springleaf Finance Corp
6.625% due 01/15/28	366,000	420,838
6.875% due 03/15/25	638,000	720,844
7.125% due 03/15/26	210,000	244,852
8.875% due 06/01/25	520,000	578,063
Starwood Property Trust due 07/15/26 # ~	110,000	110,963
Starwood Property Trust Inc REIT
4.750% due 03/15/25	138,000	143,700
5.500% due 11/01/23 ~	300,000	314,625
StoneX Group Inc 8.625% due 06/15/25 ~	75,000	80,334
Synovus Financial Corp 5.900% due 02/07/29	100,000	108,552
The GEO Group Inc 6.000% due 04/15/26	150,000	121,688
The GEO Group Inc REIT
5.125% due 04/01/23	300,000	285,375
5.875% due 10/15/24	150,000	134,771
The Howard Hughes Corp
4.125% due 02/01/29 ~	610,000	611,931
4.375% due 02/01/31 ~	75,000	74,879
5.375% due 08/01/28 ~	200,000	212,726
TMX Finance LLC 11.125% due 04/01/23 ~	200,000	204,745
UniCredit SPA (Italy)
5.459% due 06/30/35 ~	450,000	491,156
5.861% due 06/19/32 ~	1,000,000	1,105,440
United Wholesale Mortgage LLC
5.500% due 11/15/25 ~	95,000	98,654
5.500% due 04/15/29 ~	200,000	200,227
Uniti Group LP / Uniti Group Finance Inc 4.750% due 04/15/28 ~	250,000	250,128
Uniti Group LP REIT
6.500% due 02/15/29 ~	575,000	577,240
7.125% due 12/15/24 ~	150,000	155,250
7.875% due 02/15/25 ~	777,000	834,211
USI Inc 6.875% due 05/01/25 ~	105,000	106,629
VICI Properties LP REIT
3.500% due 02/15/25 ~	120,000	122,759
3.750% due 02/15/27 ~	133,000	135,718
4.125% due 08/15/30 ~	372,000	383,034
4.250% due 12/01/26 ~	731,000	761,315
4.625% due 12/01/29 ~	114,000	121,353
VistaJet Malta Finance PLC (Switzerland) 10.500% due 06/01/24 ~	289,000	315,429
WeWork Cos Inc 7.875% due 05/01/25 ~	300,000	313,875
XHR LP 4.875% due 06/01/29 ~	67,000	69,261
XHR LP REIT 6.375% due 08/15/25 ~	200,000	213,436

		50,639,701

Industrial - 9.5%

AECOM 5.125% due 03/15/27	165,000	184,244
AerCap Global Aviation Trust (Ireland) 6.500% due 06/15/45 ~	200,000	213,987
Altera Infrastructure LP 8.500% due 07/15/23 ~	210,000	193,138

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Amsted Industries Inc
4.625% due 05/15/30 ~	$250,000	$256,562
5.625% due 07/01/27 ~	150,000	158,579
Apex Tool Group LLC 9.000% due 02/15/23 ~	100,000	100,904
APi Group DE Inc 4.125% due 07/15/29 ~	150,000	149,344
Arcosa Inc 4.375% due 04/15/29 ~	175,000	178,412
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	350,000	368,228
Ardagh Metal Packaging Finance USA LLC 4.000% due 09/01/29 ~	350,000	347,812
Ardagh Packaging Finance PLC
3.250% due 09/01/28 ~	100,000	100,060
4.125% due 08/15/26 ~	700,000	723,684
5.250% due 04/30/25 ~	600,000	631,500
5.250% due 08/15/27 ~	200,000	204,266
Atkore Inc 4.250% due 06/01/31 ~	150,000	152,113
ATS Automation Tooling Systems Inc (Canada) 4.125% due 12/15/28 ~	200,000	205,439
Ball Corp
2.875% due 08/15/30	453,000	445,240
4.000% due 11/15/23	71,000	75,311
4.875% due 03/15/26	265,000	295,493
5.000% due 03/15/22	600,000	616,563
5.250% due 07/01/25	190,000	215,010
Berry Global Inc
4.500% due 02/15/26 ~	89,000	91,140
4.875% due 07/15/26 ~	317,000	335,833
5.125% due 07/15/23	65,000	65,146
5.625% due 07/15/27 ~	152,000	160,944
Boise Cascade Co 4.875% due 07/01/30 ~	300,000	319,365
Bombardier Inc (Canada)
7.125% due 06/15/26 ~	366,000	383,659
7.500% due 12/01/24 ~	264,000	276,211
7.500% due 03/15/25 ~	700,000	721,437
7.875% due 04/15/27 ~	571,000	593,132
Brand Industrial Services Inc 8.500% due 07/15/25 ~	317,000	323,239
Brightstar Escrow Corp 9.750% due 10/15/25 ~	120,000	129,657
Brundage-Bone Concrete Pumping Holdings Inc 6.000% due 02/01/26 ~	125,000	131,906
Builders FirstSource Inc
5.000% due 03/01/30 ~	50,000	52,643
6.750% due 06/01/27 ~	161,000	172,919
BWX Technologies Inc
4.125% due 06/30/28 ~	300,000	306,439
4.125% due 04/15/29 ~	200,000	204,008
5.375% due 07/15/26 ~	200,000	205,415
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	290,000	296,682
Cascades Inc (Canada)
5.125% due 01/15/26 ~	250,000	267,076
5.375% due 01/15/28 ~	83,000	87,358
Clean Harbors Inc
4.875% due 07/15/27 ~	60,000	63,035
5.125% due 07/15/29 ~	100,000	109,105
Cleaver-Brooks Inc 7.875% due 03/01/23 ~	292,000	289,687
Colfax Corp 6.375% due 02/15/26 ~	112,000	118,496
Cornerstone Building Brands Inc 6.125% due 01/15/29 ~	105,000	112,827

	Principal Amount	Value
Covanta Holding Corp
5.000% due 09/01/30	$200,000	$210,546
5.875% due 07/01/25	250,000	259,261
6.000% due 01/01/27	225,000	234,735
CP Atlas Buyer Inc 7.000% due 12/01/28 ~	375,000	389,662
Crown Americas LLC
4.250% due 09/30/26	190,000	204,305
4.500% due 01/15/23	112,000	117,460
4.750% due 02/01/26	505,000	524,698
Danaos Corp (Greece) 8.500% due 03/01/28 ~	300,000	330,093
Dycom Industries Inc 4.500% due 04/15/29 ~	165,000	166,643
Energizer Holdings Inc
4.375% due 03/31/29 ~	94,000	94,225
4.750% due 06/15/28 ~	100,000	102,675
EnerSys 4.375% due 12/15/27 ~	150,000	156,502
EnPro Industries Inc 5.750% due 10/15/26	100,000	105,851
F-Brasile SPA (Italy) 7.375% due 08/15/26 ~	200,000	206,750
Flex Acquisition Co Inc
6.875% due 01/15/25 ~	45,000	45,845
7.875% due 07/15/26 ~	310,000	323,483
Fluor Corp 3.500% due 12/15/24	450,000	477,000
Forterra Finance LLC 6.500% due 07/15/25 ~	185,000	199,955
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/25 ~	170,000	176,801
Fortress Transportation and Infrastructure Investors LLC
5.500% due 05/01/28 ~	25,000	26,063
9.750% due 08/01/27 ~	200,000	231,652
FXI Holdings Inc
7.875% due 11/01/24 ~	271,000	280,658
12.250% due 11/15/26 ~	197,000	227,445
Gates Global LLC 6.250% due 01/15/26 ~	175,000	183,906
GFL Environmental Inc (Canada)
3.500% due 09/01/28 ~	135,000	134,852
3.750% due 08/01/25 ~	606,000	623,422
4.000% due 08/01/28 ~	65,000	64,306
4.250% due 06/01/25 ~	65,000	67,863
4.750% due 06/15/29 ~	55,000	57,175
5.125% due 12/15/26 ~	346,000	367,099
Global Infrastructure Solutions Inc 5.625% due 06/01/29 ~	115,000	119,491
GrafTech Finance Inc 4.625% due 12/15/28 ~	95,000	97,821
Graham Packaging Co Inc 7.125% due 08/15/28 ~	185,000	199,857
Graphic Packaging International LLC
3.500% due 03/15/28 ~	150,000	151,666
4.125% due 08/15/24	100,000	107,615
4.750% due 07/15/27 ~	200,000	216,788
Great Lakes Dredge & Dock Corp 5.250% due 06/01/29 ~	250,000	258,225
Greif Inc 6.500% due 03/01/27 ~	90,000	95,229
Griffon Corp 5.750% due 03/01/28	125,000	133,208
Grinding Media Inc 7.375% due 12/15/23 ~	240,000	246,238
Harsco Corp 5.750% due 07/31/27 ~	110,000	115,551

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Hexcel Corp 4.200% due 02/15/27	$60,000	$64,626
Hillenbrand Inc
3.750% due 03/01/31	125,000	124,568
5.750% due 06/15/25	165,000	177,317
Howmet Aerospace Inc
5.125% due 10/01/24	425,000	470,148
5.950% due 02/01/37	397,000	480,938
6.750% due 01/15/28	257,000	311,056
6.875% due 05/01/25	369,000	429,996
Husky III Holding Ltd (Canada) 13.000% Cash or 13.75% PIK due 02/15/25 ~	200,000	217,756
Imola Merger Corp 4.750% due 05/15/29 ~	530,000	545,900
Ingram Micro Inc 5.450% due 12/15/24	250,000	284,810
Intelligent Packaging Ltd Finco Inc (Canada) 6.000% due 09/15/28 ~	260,000	271,090
International Airport Finance SA (Ecuador) 12.000% due 03/15/33 ~	199,537	210,661
Intertape Polymer Group Inc (Canada) 4.375% due 06/15/29 ~	40,000	40,613
JELD-WEN Inc
4.625% due 12/15/25 ~	100,000	102,126
4.875% due 12/15/27 ~	100,000	104,122
Koppers Inc 6.000% due 02/15/25 ~	150,000	155,327
Kratos Defense & Security Solutions Inc 6.500% due 11/30/25 ~	50,000	52,539
LABL Escrow Issuer LLC
6.750% due 07/15/26 ~	185,000	197,717
10.500% due 07/15/27 ~	275,000	303,737
Leonardo US Holdings Inc (Italy) 6.250% due 01/15/40 ~	150,000	175,500
Louisiana-Pacific Corp 3.625% due 03/15/29 ~	300,000	302,253
LSB Industries Inc 9.625% due 05/01/23 ~	250,000	257,347
Madison IAQ LLC
4.125% due 06/30/28 ~	110,000	111,238
5.875% due 06/30/29 ~	105,000	106,969
Masonite International Corp
5.375% due 02/01/28 ~	134,000	142,437
5.750% due 09/15/26 ~	75,000	77,864
MasTec Inc 4.500% due 08/15/28 ~	200,000	210,966
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	435,000	439,894
7.250% due 04/15/25 ~	405,000	397,710
Michael Baker International LLC 8.750% due 03/01/23	50,000	50,938
Moog Inc 4.250% due 12/15/27 ~	115,000	119,202
Mueller Water Products Inc 4.000% due 06/15/29 ~	50,000	51,444
Navios Maritime Holdings Inc (Greece) 7.375% due 01/15/22 ~	157,000	136,395
New Enterprise Stone & Lime Co Inc 9.750% due 07/15/28 ~	400,000	449,700
Owens-Brockway Glass Container Inc
5.375% due 01/15/25 ~	48,000	51,195
5.875% due 08/15/23 ~	160,000	172,739
6.375% due 08/15/25 ~	300,000	333,562
6.625% due 05/13/27 ~	150,000	163,425
Pactiv LLC
7.950% due 12/15/25	100,000	112,750
8.375% due 04/15/27	100,000	113,978

	Principal Amount	Value
Patrick Industries Inc
4.750% due 05/01/29 ~	$494,000	$492,266
7.500% due 10/15/27 ~	100,000	108,499
PGT Innovations Inc 6.750% due 08/01/26 ~	400,000	423,344
Plastipak Holdings Inc 6.250% due 10/15/25 ~	200,000	205,185
PowerTeam Services LLC 9.033% due 12/04/25 ~	290,000	319,362
RBS Global Inc 4.875% due 12/15/25 ~	176,000	180,092
Reynolds Group Issuer Inc 4.000% due 10/15/27 ~	200,000	198,864
Rolls-Royce PLC (United Kingdom) 5.750% due 10/15/27 ~	800,000	882,224
Sealed Air Corp
4.000% due 12/01/27 ~	250,000	266,764
4.875% due 12/01/22 ~	100,000	104,298
5.125% due 12/01/24 ~	50,000	54,593
5.250% due 04/01/23 ~	100,000	105,914
5.500% due 09/15/25 ~	290,000	325,354
6.875% due 07/15/33 ~	54,000	68,580
Sensata Technologies BV
4.000% due 04/15/29 ~	400,000	406,533
4.875% due 10/15/23 ~	150,000	161,134
5.000% due 10/01/25 ~	250,000	279,195
5.625% due 11/01/24 ~	200,000	222,873
Sensata Technologies Inc
3.750% due 02/15/31 ~	210,000	207,917
4.375% due 02/15/30 ~	150,000	158,286
Silgan Holdings Inc
4.125% due 02/01/28	140,000	145,473
4.750% due 03/15/25	100,000	101,936
Spirit AeroSystems Inc
3.850% due 06/15/26	350,000	366,088
4.600% due 06/15/28	55,000	54,039
5.500% due 01/15/25 ~	175,000	186,471
7.500% due 04/15/25 ~	375,000	401,394
SRM Escrow Issuer LLC 6.000% due 11/01/28 ~	245,000	260,012
SSL Robotics LLC 9.750% due 12/31/23 ~	258,000	285,038
Standard Industries Inc
3.375% due 01/15/31 ~	466,000	446,689
4.375% due 07/15/30 ~	150,000	155,131
4.750% due 01/15/28 ~	374,000	391,933
5.000% due 02/15/27 ~	165,000	171,084
Stericycle Inc
3.875% due 01/15/29 ~	130,000	130,197
5.375% due 07/15/24 ~	201,000	207,178
Stevens Holding Co Inc 6.125% due 10/01/26 ~	100,000	107,596
Summit Materials LLC
5.125% due 06/01/25 ~	100,000	101,045
5.250% due 01/15/29 ~	165,000	175,534
6.500% due 03/15/27 ~	175,000	185,876
Terex Corp 5.000% due 05/15/29 ~	175,000	182,656
Tervita Corp (Canada) 11.000% due 12/01/25 ~	350,000	392,605
The Manitowoc Co Inc 9.000% due 04/01/26 ~	125,000	136,097
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	130,000	135,080
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	490,000	516,950
TopBuild Corp 3.625% due 03/15/29 ~	350,000	346,986
TransDigm Inc
4.625% due 01/15/29 ~	488,000	489,606
4.875% due 05/01/29 ~	188,000	190,021

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
5.500% due 11/15/27	$705,000	$735,844
6.250% due 03/15/26 ~	2,140,000	2,260,375
6.375% due 06/15/26	151,000	156,620
8.000% due 12/15/25 ~	140,000	151,661
TransDigm UK Holdings PLC 6.875% due 05/15/26	235,000	248,634
TriMas Corp 4.125% due 04/15/29 ~	100,000	101,488
Trinity Industries Inc 4.550% due 10/01/24	175,000	186,958
Triumph Group Inc
6.250% due 09/15/24 ~	584,000	594,956
7.750% due 08/15/25	100,000	103,000
8.875% due 06/01/24 ~	93,000	103,579
Trivium Packaging Finance BV (Netherlands)
5.500% due 08/15/26 ~	300,000	315,585
8.500% due 08/15/27 ~	200,000	217,952
TTM Technologies Inc 4.000% due 03/01/29 ~	90,000	90,658
Tutor Perini Corp 6.875% due 05/01/25 ~	150,000	154,612
US Concrete Inc 5.125% due 03/01/29 ~	250,000	273,894
Vertical Holdco GmbH (Germany) 7.625% due 07/15/28 ~	200,000	217,438
Victors Merger Corp 6.375% due 05/15/29 ~	73,000	73,639
Waste Pro USA Inc 5.500% due 02/15/26 ~	240,000	248,602
Watco Cos LLC 6.500% due 06/15/27 ~	200,000	214,584
Weekley Homes LLC 4.875% due 09/15/28 ~	165,000	171,346
Welbilt Inc 9.500% due 02/15/24	100,000	104,920
WESCO Distribution Inc
5.375% due 06/15/24	50,000	50,675
7.125% due 06/15/25 ~	620,000	670,809
7.250% due 06/15/28 ~	390,000	434,922
Western Global Airlines LLC 10.375% due 08/15/25 ~	275,000	315,392
XPO Logistics Inc
6.125% due 09/01/23 ~	60,000	60,645
6.250% due 05/01/25 ~	235,000	250,275
6.750% due 08/15/24 ~	575,000	598,000

		49,029,476

Technology - 4.2%

ACI Worldwide Inc 5.750% due 08/15/26 ~	115,000	120,966
Ahead DB Holdings LLC 6.625% due 05/01/28 ~	33,000	34,244
Amkor Technology Inc 6.625% due 09/15/27 ~	150,000	162,112
Ascend Learning LLC 6.875% due 08/01/25 ~	245,000	250,180
Austin BidCo Inc 7.125% due 12/15/28 ~	235,000	241,277
Banff Merger Sub Inc 9.750% due 09/01/26 ~	711,000	749,216
Black Knight InfoServ LLC 3.625% due 09/01/28 ~	164,000	163,382
Booz Allen Hamilton Inc
3.875% due 09/01/28 ~	99,000	101,231
4.000% due 07/01/29 ~	165,000	168,919
Boxer Parent Co Inc 7.125% due 10/02/25 ~	453,000	485,929
BY Crown Parent LLC
4.250% due 01/31/26 ~	120,000	125,940
7.375% due 10/15/24 ~	100,000	102,002

	Principal Amount	Value
Camelot Finance SA 4.500% due 11/01/26 ~	$384,000	$403,039
CDK Global Inc
4.875% due 06/01/27	570,000	604,391
5.000% due 10/15/24	50,000	55,638
5.250% due 05/15/29 ~	46,000	50,324
CDW LLC
3.250% due 02/15/29	188,000	190,717
4.125% due 05/01/25	151,000	158,006
4.250% due 04/01/28	79,000	83,188
Change Healthcare Holdings LLC 5.750% due 03/01/25 ~	370,000	376,475
Clarivate Science Holdings Corp
3.875% due 06/30/28 ~	320,000	323,315
4.875% due 06/30/29 ~	300,000	308,250
Crowdstrike Holdings Inc 3.000% due 02/15/29	115,000	115,253
Dell Inc 5.400% due 09/10/40	100,000	118,394
Dell International LLC 7.125% due 06/15/24 ~	500,000	514,040
Diebold Nixdorf Inc
8.500% due 04/15/24	100,000	102,500
9.375% due 07/15/25 ~	230,000	255,745
Elastic NV (Netherlands) due 07/15/29 # ~	65,000	65,000
EMC Corp 3.375% due 06/01/23	370,000	385,176
Entegris Inc 3.625% due 05/01/29 ~	250,000	253,825
Exela Intermediate LLC 10.000% due 07/15/23 ~	200,000	132,000
Fair Isaac Corp
4.000% due 06/15/28 ~	200,000	207,029
5.250% due 05/15/26 ~	100,000	112,800
J2 Global Inc 4.625% due 10/15/30 ~	215,000	222,858
Microchip Technology Inc 4.250% due 09/01/25	250,000	262,541
MicroStrategy Inc 6.125% due 06/15/28 ~	140,000	140,175
MSCI Inc
3.625% due 09/01/30 ~	325,000	333,151
3.625% due 11/01/31 ~	75,000	77,027
3.875% due 02/15/31 ~	100,000	103,910
4.000% due 11/15/29 ~	313,000	331,132
5.375% due 05/15/27 ~	150,000	160,195
NCR Corp
5.000% due 10/01/28 ~	175,000	181,223
5.125% due 04/15/29 ~	396,000	408,870
5.250% due 10/01/30 ~	420,000	436,288
5.750% due 09/01/27 ~	80,000	84,810
6.125% due 09/01/29 ~	80,000	87,313
8.125% due 04/15/25 ~	200,000	219,100
Nuance Communications Inc 5.625% due 12/15/26	180,000	188,036
ON Semiconductor Corp 3.875% due 09/01/28 ~	205,000	211,475
Open Text Corp (Canada)
3.875% due 02/15/28 ~	130,000	132,054
5.875% due 06/01/26 ~	408,000	423,190
Open Text Holdings Inc (Canada) 4.125% due 02/15/30 ~	430,000	439,051
Pitney Bowes Inc
6.875% due 03/15/27 ~	200,000	211,870
7.250% due 03/15/29 ~	200,000	212,776
Playtika Holding Corp 4.250% due 03/15/29 ~	90,000	90,118
Presidio Holdings Inc 4.875% due 02/01/27 ~	315,000	324,689

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
PTC Inc
3.625% due 02/15/25 ~	$77,000	$79,561
4.000% due 02/15/28 ~	363,000	376,255
Qorvo Inc
3.375% due 04/01/31 ~	95,000	99,294
4.375% due 10/15/29	340,000	371,090
Rackspace Technology Global Inc
3.500% due 02/15/28 ~	155,000	150,179
5.375% due 12/01/28 ~	233,000	239,116
Riverbed Technology Inc 8.875% due 03/01/23 ~	45,000	30,375
Rocket Software Inc 6.500% due 02/15/29 ~	200,000	198,732
Science Applications International Corp 4.875% due 04/01/28 ~	160,000	168,372
Seagate HDD Cayman
3.125% due 07/15/29 ~	65,000	63,068
3.375% due 07/15/31 ~	65,000	62,898
4.091% due 06/01/29 ~	500,000	512,595
4.750% due 06/01/23	300,000	320,121
4.750% due 01/01/25	25,000	27,558
4.875% due 03/01/24	300,000	324,166
5.750% due 12/01/34	400,000	460,858
SS&C Technologies Inc 5.500% due 09/30/27 ~	568,000	603,287
Synaptics Inc 4.000% due 06/15/29 ~	200,000	201,250
Tempo Acquisition LLC 6.750% due 06/01/25 ~	475,000	483,018
The Dun & Bradstreet Corp
6.875% due 08/15/26 ~	87,000	92,524
10.250% due 02/15/27 ~	150,000	166,174
Twilio Inc
3.625% due 03/15/29	110,000	112,337
3.875% due 03/15/31	85,000	87,338
Unisys Corp 6.875% due 11/01/27 ~	187,000	204,611
Vericast Corp 8.375% due 08/15/22 ~	245,000	250,232
Veritas US Inc
7.500% due 09/01/25 ~	558,000	582,569
10.500% due 02/01/24 ~	200,000	206,079
Western Digital Corp 4.750% due 02/15/26	650,000	723,125
Xerox Corp
4.375% due 03/15/23	590,000	617,748
6.750% due 12/15/39	150,000	165,559
Xerox Holdings Corp
5.000% due 08/15/25 ~	307,000	324,459
5.500% due 08/15/28 ~	285,000	296,514
ZoomInfo Technologies LLC 3.875% due 02/01/29 ~	300,000	298,570

		21,701,987

Utilities - 2.6%

AES Andres BV (Dominican Republic) 5.700% due 05/04/28 ~	200,000	207,500
AmeriGas Partners LP
5.500% due 05/20/25	65,000	71,529
5.625% due 05/20/24	165,000	180,726
5.750% due 05/20/27	100,000	111,811
5.875% due 08/20/26	484,000	542,516
Calpine Corp
3.750% due 03/01/31 ~	265,000	252,724
4.500% due 02/15/28 ~	507,000	517,774
4.625% due 02/01/29 ~	200,000	197,189
5.000% due 02/01/31 ~	185,000	184,445
5.125% due 03/15/28 ~	339,000	345,412
5.250% due 06/01/26 ~	168,000	173,286

	Principal Amount	Value
Clearway Energy Operating LLC
3.750% due 02/15/31 ~	$300,000	$298,903
4.750% due 03/15/28 ~	174,000	182,737
DPL Inc
4.125% due 07/01/25	150,000	161,063
4.350% due 04/15/29	150,000	162,988
Drax Finco PLC (United Kingdom) 6.625% due 11/01/25 ~	250,000	258,936
FirstEnergy Corp
1.600% due 01/15/26	100,000	97,856
2.050% due 03/01/25	100,000	100,854
2.250% due 09/01/30	150,000	144,000
2.650% due 03/01/30	150,000	149,626
3.350% due 07/15/22	150,000	152,521
4.400% due 07/15/27	450,000	489,874
4.750% due 03/15/23	250,000	263,981
5.350% due 07/15/47	1,000,000	1,201,753
7.375% due 11/15/31	450,000	616,999
FirstEnergy Transmission LLC 4.350% due 01/15/25 ~	200,000	219,526
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	49,808
Leeward Renewable Energy Operations LLC due 07/01/29 # ~	120,000	121,800
NextEra Energy Operating Partners LP
3.875% due 10/15/26 ~	300,000	317,889
4.250% due 07/15/24 ~	85,000	89,790
4.250% due 09/15/24 ~	12,000	12,675
4.500% due 09/15/27 ~	158,000	171,296
NRG Energy Inc
3.375% due 02/15/29 ~	90,000	88,381
3.625% due 02/15/31 ~	115,000	113,154
5.250% due 06/15/29 ~	81,000	86,274
5.750% due 01/15/28	197,000	210,401
6.625% due 01/15/27	270,000	279,847
7.250% due 05/15/26	655,000	680,689
Pattern Energy Operations LP 4.500% due 08/15/28 ~	185,000	191,974
PG&E Corp
5.000% due 07/01/28	115,000	116,430
5.250% due 07/01/30	471,000	476,810
Pike Corp 5.500% due 09/01/28 ~	125,000	130,357
Rockpoint Gas Storage Canada Ltd (Canada) 7.000% due 03/31/23 ~	150,000	153,656
Solaris Midstream Holdings LLC 7.625% due 04/01/26 ~	250,000	265,312
Talen Energy Supply LLC
6.500% due 06/01/25	428,000	288,185
6.625% due 01/15/28 ~	150,000	137,595
7.250% due 05/15/27 ~	79,000	73,816
7.625% due 06/01/28 ~	200,000	187,428
10.500% due 01/15/26 ~	100,000	72,438
Terraform Global Operating LLC 6.125% due 03/01/26 ~	100,000	103,458
TransAlta Corp (Canada) 6.500% due 03/15/40	100,000	114,750
Vistra Operations Co LLC
4.375% due 05/01/29 ~	133,000	133,831
5.000% due 07/31/27 ~	574,000	590,003
5.500% due 09/01/26 ~	150,000	155,123
5.625% due 02/15/27 ~	750,000	779,062

		13,478,761

Total Corporate Bonds & Notes (Cost $477,469,823)		509,576,007

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 0.3%

Money Market Fund - 0.3%

BlackRock Liquidity Funds T-Fund Institutional 0.010%	1,761,827	$1,761,827

Total Short-Term Investment (Cost $1,761,827)		1,761,827

TOTAL INVESTMENTS - 98.8% (Cost $479,421,771)		511,517,843

OTHER ASSETS & LIABILITIES, NET - 1.2%		6,072,825

NET ASSETS - 100.0%		$517,590,668

Notes to Schedule of Investments

(a)	As of June 30, 2020, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	20.7%
Communications	16.3%
Consumer, Non-Cyclical	16.2%
Energy	13.8%
Financial	9.8%
Industrial	9.5%
Basic Materials	5.3%
Technology	4.2%
Others (each less than 3.0%)	3.0%

98.8%
Other Assets & Liabilities, Net	1.2%

100.0%

(b)

Investments with a total aggregate value of $1,154 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	An investment with a value of $830 or less than 0.1% of the Fund’s net assets was in default as of June 30, 2021.

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$180,009	$ -	$179,685	$324
	Corporate Bonds & Notes	509,576,007	-	509,576,007	-
	Short-Term Investment	1,761,827	1,761,827	-	-

	Total	$511,517,843	$1,761,827	$509,755,692	$324

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Basic Materials - 0.8%

Axalta Coating Systems Ltd *	1,209	$36,862
Celanese Corp	1,342	203,447
Dow Inc	1,763	111,563
Ecolab Inc	7,180	1,478,865
FMC Corp	1,067	115,449
Freeport-McMoRan Inc	14,038	520,950
LyondellBasell Industries NV ‘A’	1,058	108,836
PPG Industries Inc	3,270	555,148
RPM International Inc	2,439	216,291
Southern Copper Corp (Peru)	2,512	161,572
Steel Dynamics Inc	1,228	73,189
The Chemours Co	2,773	96,500
The Sherwin-Williams Co	7,988	2,176,331
Westlake Chemical Corp	220	19,820
WR Grace & Co	1,840	127,181

		6,002,004

Communications - 21.5%

Alphabet Inc ‘A’ *	8,484	20,716,146
Alphabet Inc ‘C’ *	8,000	20,050,560
Altice USA Inc ‘A’ *	4,896	167,150
Amazon.com Inc *	14,220	48,919,075
Anaplan Inc *	4,410	235,053
Arista Networks Inc *	1,762	638,390
Booking Holdings Inc *	1,365	2,986,743
Cable One Inc	93	177,891
CDW Corp	4,751	829,762
Charter Communications Inc ‘A’ *	4,079	2,942,795
CommScope Holding Co Inc *	6,566	139,922
Corning Inc	8,418	344,296
DoorDash Inc ‘A’ *	2,415	430,667
eBay Inc	22,303	1,565,894
Etsy Inc *	4,144	853,001
Expedia Group Inc *	4,620	756,340
Facebook Inc ‘A’ *	78,407	27,262,898
FactSet Research Systems Inc	1,213	407,095
FireEye Inc *	1,829	36,982
GoDaddy Inc ‘A’ *	560	48,698
Lyft Inc ‘A’ *	9,176	554,965
Match Group Inc *	8,831	1,423,999
Netflix Inc *	14,211	7,506,392
Nexstar Media Group Inc ‘A’	92	13,605
NortonLifeLock Inc	4,766	129,731
Okta Inc *	3,880	949,358
Opendoor Technologies Inc *	2,280	40,424
Palo Alto Networks Inc *	3,165	1,174,373
Pinterest Inc ‘A’ *	17,891	1,412,495
Proofpoint Inc *	1,849	321,282
Roku Inc *	3,771	1,731,832
Spotify Technology SA *	4,473	1,232,714
Switch Inc ‘A’	3,294	69,536
The Trade Desk Inc ‘A’ *	13,790	1,066,795
The Walt Disney Co *	3,034	533,286
TripAdvisor Inc *	1,973	79,512
Twitter Inc *	2,681	184,480
Uber Technologies Inc *	45,242	2,267,529
Ubiquiti Inc	223	69,618
Vimeo Inc *	4,109	201,341
Wayfair Inc ‘A’ *	1,368	431,891
Wix.com Ltd * (Israel)	1,744	506,248
World Wrestling Entertainment Inc ‘A’	1,499	86,777
Zendesk Inc *	3,912	564,658
Zillow Group Inc ‘A’ *	1,943	238,076
Zillow Group Inc ‘C’ *	5,365	655,710

		152,955,985

	Shares	Value
Consumer, Cyclical - 11.4%

Allison Transmission Holdings Inc	2,384	$94,740
Aptiv PLC *	1,616	254,245
AutoZone Inc *	154	229,802
Best Buy Co Inc	1,882	216,392
Boyd Gaming Corp *	572	35,172
Brunswick Corp	326	32,476
Burlington Stores Inc *	2,045	658,470
Caesars Entertainment Inc *	4,052	420,395
CarMax Inc *	398	51,402
Carvana Co *	2,523	761,492
Chipotle Mexican Grill Inc *	930	1,441,816
Choice Hotels International Inc	1,139	135,382
Churchill Downs Inc	1,206	239,102
Copart Inc *	6,876	906,463
Costco Wholesale Corp	13,542	5,358,163
Darden Restaurants Inc	2,890	421,911
Deckers Outdoor Corp *	124	47,625
Delta Air Lines Inc *	20,916	904,826
Dollar General Corp	3,354	725,772
Domino’s Pizza Inc	861	401,648
DR Horton Inc	4,496	406,303
DraftKings Inc ‘A’ *	9,937	518,413
Fastenal Co	16,658	866,216
Five Below Inc *	1,783	344,600
Floor & Decor Holdings Inc ‘A’ *	3,330	351,981
Freshpet Inc *	1,335	217,552
GameStop Corp ‘A’ *	1,935	414,361
Hanesbrands Inc	6,789	126,751
Hilton Worldwide Holdings Inc *	6,008	724,685
IAA Inc *	4,412	240,630
L Brands Inc	4,452	320,811
Las Vegas Sands Corp *	10,824	570,317
Leslie’s Inc *	3,159	86,841
Lithia Motors Inc ‘A’	86	29,553
Live Nation Entertainment Inc *	1,682	147,326
Lowe’s Cos Inc	23,511	4,560,429
Lululemon Athletica Inc *	3,794	1,384,696
Marriott International Inc ‘A’ *	8,904	1,215,574
Mattel Inc *	11,408	229,301
McDonald’s Corp	4,355	1,005,961
NIKE Inc ‘B’	40,588	6,270,440
Nordstrom Inc *	3,048	111,465
NVR Inc *	72	358,078
O’Reilly Automotive Inc *	689	390,119
Peloton Interactive Inc ‘A’ *	8,641	1,071,657
Petco Health & Wellness Co Inc *	820	18,376
Planet Fitness Inc ‘A’ *	1,875	141,094
Polaris Inc	1,310	179,418
Pool Corp	1,266	580,664
PulteGroup Inc	2,494	136,098
QuantumScape Corp *	2,716	79,470
RH *	561	380,919
Ross Stores Inc	11,465	1,421,660
SiteOne Landscape Supply Inc *	751	127,114
Six Flags Entertainment Corp *	966	41,808
Starbucks Corp	38,602	4,316,090
Tapestry Inc *	913	39,697
Target Corp	7,296	1,763,735
Tempur Sealy International Inc	5,954	233,337
Tesla Inc *	25,416	17,275,255
The Home Depot Inc	35,230	11,234,495
The Madison Square Garden Co ‘A’ *	237	40,899
The Scotts Miracle-Gro Co	1,240	237,981
The TJX Cos Inc	39,503	2,663,292
The Wendy’s Co	5,856	137,148
Thor Industries Inc	709	80,117
Toll Brothers Inc	1,489	86,079
Tractor Supply Co	3,882	722,285

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Travel & Leisure Co	1,844	$109,626
Ulta Beauty Inc *	1,696	586,426
Vail Resorts Inc *	1,306	413,375
VF Corp	6,814	559,021
Virgin Galactic Holdings Inc *	4,323	198,858
Vroom Inc *	941	39,390
Williams-Sonoma Inc	1,862	297,268
WW Grainger Inc	1,262	552,756
Wyndham Hotels & Resorts Inc	1,893	136,845
Wynn Resorts Ltd *	3,457	422,791
YETI Holdings Inc *	2,799	257,004
Yum China Holdings Inc (China)	903	59,824
Yum! Brands Inc	739	85,007

		80,956,576

Consumer, Non-Cyclical - 15.3%

10X Genomics Inc ‘A’ *	2,736	535,764
Abbott Laboratories	28,451	3,298,324
AbbVie Inc	57,879	6,519,491
ABIOMED Inc *	1,508	470,662
Acceleron Pharma Inc *	1,578	198,023
Adaptive Biotechnologies Corp *	2,489	101,701
agilon health Inc *	1,538	62,397
Align Technology Inc *	2,604	1,591,044
Alnylam Pharmaceuticals Inc *	3,905	661,976
Altria Group Inc	33,725	1,608,008
Amedisys Inc *	1,046	256,197
Amgen Inc	15,495	3,776,906
Automatic Data Processing Inc	12,818	2,545,911
Avalara Inc *	2,693	435,727
Avantor Inc *	18,972	673,696
Avery Dennison Corp	1,438	302,325
Beyond Meat Inc *	1,644	258,914
Bio-Techne Corp	1,229	553,370
Booz Allen Hamilton Holding Corp	4,417	376,240
Bright Horizons Family Solutions Inc *	1,357	199,628
Brown-Forman Corp ‘A’	1,255	88,478
Brown-Forman Corp ‘B’	2,977	223,096
Bruker Corp	3,347	254,305
Cardinal Health Inc	5,618	320,732
Catalent Inc *	1,249	135,042
Certara Inc *	588	16,658
Charles River Laboratories International Inc *	1,480	547,482
Chegg Inc *	4,255	353,633
Chemed Corp	135	64,058
Church & Dwight Co Inc	426	36,304
Cintas Corp	2,733	1,044,006
Colgate-Palmolive Co	14,494	1,179,087
CoStar Group Inc *	9,950	824,059
CureVac NV * (Germany)	1,738	127,708
Danaher Corp	1,080	289,829
DaVita Inc *	1,609	193,772
DexCom Inc *	3,068	1,310,036
Edwards Lifesciences Corp *	20,591	2,132,610
Eli Lilly & Co	21,938	5,035,210
Encompass Health Corp	1,830	142,795
Equifax Inc	1,515	362,858
Euronet Worldwide Inc *	1,173	158,766
Exact Sciences Corp *	5,168	642,434
Exelixis Inc *	8,669	157,949
FleetCor Technologies Inc *	611	156,453
Gartner Inc *	2,926	708,677
Guardant Health Inc *	2,938	364,870
H&R Block Inc	4,221	99,109
HCA Healthcare Inc	8,523	1,762,045
Herbalife Nutrition Ltd *	470	24,783
Horizon Therapeutics PLC *	1,336	125,103
IDEXX Laboratories Inc *	2,806	1,772,129
Illumina Inc *	4,902	2,319,675

	Shares	Value
Incyte Corp *	5,174	$435,289
Insulet Corp *	2,211	606,942
Intuitive Surgical Inc *	3,866	3,555,328
Ionis Pharmaceuticals Inc *	4,226	168,575
Iovance Biotherapeutics Inc *	1,444	37,573
IQVIA Holdings Inc *	3,084	747,315
Kellogg Co	3,658	235,319
Kimberly-Clark Corp	5,552	742,747
Lamb Weston Holdings Inc	1,414	114,053
Maravai LifeSciences Holdings Inc ‘A’ *	2,469	103,031
MarketAxess Holdings Inc	1,241	575,315
Masimo Corp *	1,187	287,788
McKesson Corp	752	143,812
Mirati Therapeutics Inc *	1,071	172,999
Moderna Inc *	11,082	2,604,048
Molina Healthcare Inc *	287	72,628
Monster Beverage Corp *	11,283	1,030,702
Moody’s Corp	5,038	1,825,620
Morningstar Inc	593	152,466
Natera Inc *	2,386	270,883
Neurocrine Biosciences Inc *	3,039	295,755
Novavax Inc *	2,416	512,941
Novocure Ltd *	3,431	761,064
Oak Street Health Inc *	3,066	179,576
Paylocity Holding Corp *	1,249	238,309
PayPal Holdings Inc *	38,496	11,220,814
Penumbra Inc *	1,076	294,889
PepsiCo Inc	37,568	5,566,451
Pilgrim’s Pride Corp *	211	4,680
PPD Inc *	2,143	98,771
Regeneron Pharmaceuticals Inc *	351	196,048
Repligen Corp *	1,772	353,727
ResMed Inc	4,238	1,044,752
Robert Half International Inc	3,152	280,433
Rollins Inc	6,355	217,341
Royalty Pharma PLC ‘A’	6,300	258,237
S&P Global Inc	5,583	2,291,542
Sabre Corp *	10,382	129,567
Sarepta Therapeutics Inc *	2,460	191,240
Seagen Inc *	4,271	674,305
Shift4 Payments Inc ‘A’ *	1,405	131,677
Sotera Health Co *	1,644	39,834
Square Inc ‘A’ *	12,793	3,118,933
STERIS PLC	575	118,622
StoneCo Ltd ‘A’ * (Brazil)	6,876	461,105
Stryker Corp	4,876	1,266,443
Syneos Health Inc *	394	35,259
Sysco Corp	15,956	1,240,579
Tandem Diabetes Care Inc *	1,761	171,521
Teleflex Inc	271	108,885
The Boston Beer Co Inc ‘A’ *	290	296,032
The Clorox Co	3,299	593,523
The Coca-Cola Co	89,800	4,859,078
The Estee Lauder Cos Inc ‘A’	7,497	2,384,646
The Hershey Co	4,109	715,706
Thermo Fisher Scientific Inc	1,158	584,176
TransUnion	4,278	469,767
Ultragenyx Pharmaceutical Inc *	1,569	149,604
United Rentals Inc *	821	261,907
UnitedHealth Group Inc	2,127	851,736
Verisk Analytics Inc	3,309	578,148
Vertex Pharmaceuticals Inc *	3,394	684,332
West Pharmaceutical Services Inc	2,462	884,104
WEX Inc *	981	190,216
Zoetis Inc	14,744	2,747,692

		109,036,455

Energy - 0.5%

Cabot Oil & Gas Corp	1,529	26,696
Cheniere Energy Inc *	7,811	677,526

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Cimarex Energy Co	658	$47,672
Diamondback Energy Inc	2,802	263,080
Enphase Energy Inc *	4,316	792,547
EOG Resources Inc	2,273	189,659
Halliburton Co	1,537	35,535
Hess Corp	617	53,876
New Fortress Energy Inc	867	32,842
Occidental Petroleum Corp	3,513	109,852
Pioneer Natural Resources Co	3,151	512,101
Plug Power Inc *	16,377	559,930
Texas Pacific Land Corp	192	307,150

		3,608,466

Financial - 6.4%

Alleghany Corp *	45	30,018
American Express Co	13,579	2,243,658
American Tower Corp REIT	15,037	4,062,095
Ameriprise Financial Inc	2,133	530,861
Aon PLC ‘A’	4,316	1,030,488
Apollo Global Management Inc	5,841	363,310
Arch Capital Group Ltd *	3,039	118,339
Ares Management Corp ‘A’	3,954	251,435
Brookfield Property REIT Inc ‘A’	1,110	20,968
Brown & Brown Inc	384	20,406
CBRE Group Inc ‘A’ *	579	49,638
Citizens Financial Group Inc	2,461	112,886
CoreSite Realty Corp REIT	1,089	146,579
Crown Castle International Corp REIT	14,111	2,753,056
Discover Financial Services	5,485	648,821
Equinix Inc REIT	2,079	1,668,605
Equity LifeStyle Properties Inc REIT	3,002	223,079
Erie Indemnity Co ‘A’	469	90,681
Everest Re Group Ltd	294	74,091
Extra Space Storage Inc REIT	382	62,579
Iron Mountain Inc REIT	6,599	279,270
Lamar Advertising Co ‘A’ REIT	2,464	257,291
Lincoln National Corp	747	46,941
LPL Financial Holdings Inc	2,605	351,623
Markel Corp *	74	87,817
Marsh & McLennan Cos Inc	1,964	276,295
Mastercard Inc ‘A’	28,666	10,465,670
Public Storage REIT	3,770	1,133,601
RenaissanceRe Holdings Ltd (Bermuda)	559	83,190
Rocket Cos Inc ‘A’	4,427	85,662
SBA Communications Corp REIT	488	155,526
Simon Property Group Inc REIT	9,277	1,210,463
Synchrony Financial	3,551	172,295
T Rowe Price Group Inc	2,440	483,047
The Blackstone Group Inc	22,302	2,166,416
The Goldman Sachs Group Inc	595	225,820
The Western Union Co	2,598	59,676
Upstart Holdings Inc *	304	37,970
Visa Inc ‘A’	55,455	12,966,488
Western Alliance Bancorp	1,735	161,095

		45,207,749

Industrial - 5.4%

3M Co	2,766	549,411
Advanced Drainage Systems Inc	1,841	214,605
Agilent Technologies Inc	8,923	1,318,909
Allegion PLC	2,235	311,335
Amphenol Corp ‘A’	13,590	929,692
Armstrong World Industries Inc	576	61,782
Axon Enterprise Inc *	2,043	361,202
Ball Corp	3,114	252,296
BWX Technologies Inc	1,991	115,717
Carlisle Cos Inc	644	123,249
Carrier Global Corp	13,320	647,352
Caterpillar Inc	15,474	3,367,607
CH Robinson Worldwide Inc	655	61,354

	Shares	Value
Cognex Corp	5,707	$479,673
Coherent Inc *	658	173,936
Crown Holdings Inc	436	44,564
Deere & Co	9,235	3,257,277
Donaldson Co Inc	498	31,638
Expeditors International of Washington Inc	4,014	508,172
FedEx Corp	3,493	1,042,067
Fortune Brands Home & Security Inc	1,153	114,850
frontdoor Inc *	1,916	95,455
Generac Holdings Inc *	2,007	833,206
Graco Inc	3,411	258,213
Graphic Packaging Holding Co	2,602	47,200
HEICO Corp	472	65,806
HEICO Corp ‘A’	829	102,945
Honeywell International Inc	4,917	1,078,544
Howmet Aerospace Inc *	949	32,712
Illinois Tool Works Inc	9,242	2,066,141
Jabil Inc	3,757	218,357
JB Hunt Transport Services Inc	2,443	398,087
Kansas City Southern	792	224,429
Keysight Technologies Inc *	2,664	411,348
Landstar System Inc	1,011	159,758
Lincoln Electric Holdings Inc	1,878	247,351
Lockheed Martin Corp	7,091	2,682,880
Mettler-Toledo International Inc *	751	1,040,390
MSA Safety Inc	264	43,713
Nordson Corp	325	71,341
Northrop Grumman Corp	430	156,275
Old Dominion Freight Line Inc	3,081	781,958
Parker-Hannifin Corp	699	214,670
Rockwell Automation Inc	2,306	659,562
Sealed Air Corp	2,693	159,560
Spirit AeroSystems Holdings Inc ‘A’	1,000	47,190
The AZEK Co Inc *	1,961	83,264
The Middleby Corp *	542	93,907
The Toro Co	3,324	365,241
TopBuild Corp *	894	176,815
Trane Technologies PLC	3,805	700,653
TransDigm Group Inc *	487	315,230
Trex Co Inc *	3,777	386,047
Union Pacific Corp	13,754	3,024,917
United Parcel Service Inc ‘B’	23,709	4,930,761
Universal Display Corp	1,402	311,707
Vertiv Holdings Co	9,200	251,160
Vontier Corp	2,993	97,512
Waste Management Inc	2,198	307,962
Waters Corp *	1,861	643,180
XPO Logistics Inc *	2,585	361,616
Xylem Inc	3,861	463,166

		38,576,917

Technology - 35.8%

Accenture PLC ‘A’	16,750	4,937,732
Adobe Inc *	15,642	9,160,581
Advanced Micro Devices Inc *	39,648	3,724,137
Allegro MicroSystems Inc * (Japan)	576	15,955
Alteryx Inc ‘A’ *	1,755	150,965
Analog Devices Inc	1,773	305,240
ANSYS Inc *	1,186	411,613
Apple Inc	514,361	70,446,883
Applied Materials Inc	29,990	4,270,576
Aspen Technology Inc *	2,058	283,057
Atlassian Corp PLC ‘A’ *	4,383	1,125,817
Autodesk Inc *	7,212	2,105,183
Bentley Systems Inc ‘B’	4,411	285,745
Bill.Com Holdings Inc *	2,422	443,662
Broadcom Inc	13,078	6,236,114
Broadridge Financial Solutions Inc	3,436	555,017
Brooks Automation Inc	1,973	187,987
C3.ai Inc ‘A’ *	422	26,388

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Cadence Design Systems Inc *	9,217	$1,261,070
CDK Global Inc	612	30,410
Citrix Systems Inc	1,443	169,221
Cloudflare Inc ‘A’ *	7,756	820,895
Coupa Software Inc *	2,346	614,910
Crowdstrike Holdings Inc ‘A’ *	5,251	1,319,629
Datadog Inc ‘A’ *	7,416	771,857
Dell Technologies Inc ‘C’ *	4,373	435,857
DocuSign Inc *	6,243	1,745,356
Dropbox Inc ‘A’ *	9,973	302,282
Duck Creek Technologies Inc *	1,964	85,454
Dynatrace Inc *	5,974	349,001
Elastic NV *	2,156	314,259
Entegris Inc	4,272	525,328
EPAM Systems Inc *	1,785	912,064
Everbridge Inc *	1,155	157,172
Fair Isaac Corp *	914	459,450
Fiserv Inc *	1,332	142,377
Five9 Inc *	2,016	369,714
Fortinet Inc *	4,450	1,059,945
Genpact Ltd	300	13,629
Globant SA *	1,258	275,728
HP Inc	14,167	427,702
HubSpot Inc *	1,458	849,606
Intuit Inc	8,421	4,127,722
IPG Photonics Corp *	45	9,485
Jack Henry & Associates Inc	631	103,175
Jamf Holding Corp *	819	27,494
KLA Corp	5,179	1,679,084
Lam Research Corp	4,767	3,101,887
Manhattan Associates Inc *	1,104	159,903
Maxim Integrated Products Inc	8,296	874,067
McAfee Corp ‘A’	252	7,061
Medallia Inc *	2,912	98,280
Microchip Technology Inc	6,878	1,029,912
Micron Technology Inc *	5,065	430,424
Microsoft Corp	246,902	66,885,752
MKS Instruments Inc	1,527	271,730
MongoDB Inc *	1,767	638,806
Monolithic Power Systems Inc	1,494	557,934
MSCI Inc	1,861	992,062
nCino Inc *	1,248	74,780
NCR Corp *	1,418	64,675
NetApp Inc	4,828	395,027
New Relic Inc *	1,750	117,197
Nuance Communications Inc *	3,543	192,881
Nutanix Inc ‘A’ *	6,161	235,473
NVIDIA Corp	19,594	15,677,159
NXP Semiconductors NV (China)	2,771	570,050
ON Semiconductor Corp *	7,496	286,947
Oracle Corp	53,150	4,137,196
Palantir Technologies Inc ‘A’ *	53,168	1,401,508
Paychex Inc	9,193	986,409
Paycom Software Inc *	1,637	595,000
Pegasystems Inc	1,157	161,043
Playtika Holding Corp *	2,490	59,362
PTC Inc *	3,551	501,614
Pure Storage Inc ‘A’ *	8,163	159,423
QUALCOMM Inc	36,956	5,282,121
RingCentral Inc ‘A’ *	2,630	764,225
salesforce.com Inc *	4,556	1,112,894
ServiceNow Inc *	6,498	3,570,976
Skillz Inc *	9,634	209,250
Skyworks Solutions Inc	2,548	488,579
Slack Technologies Inc ‘A’ *	16,633	736,842
Smartsheet Inc ‘A’ *	3,695	267,222
Snowflake Inc ‘A’ *	3,678	889,340
Splunk Inc *	5,424	784,202
Synopsys Inc *	3,149	868,463
Take-Two Interactive Software Inc *	744	131,703

	Shares	Value
Teradata Corp *	2,710	$135,419
Teradyne Inc	5,565	745,487
Texas Instruments Inc	18,761	3,607,740
Twilio Inc ‘A’ *	1,490	587,298
Tyler Technologies Inc *	1,141	516,154
Unity Software Inc *	4,815	528,831
Veeva Systems Inc ‘A’ *	4,513	1,403,317
VMware Inc ‘A’ *	976	156,131
Workday Inc ‘A’ *	5,978	1,427,188
Xilinx Inc	8,149	1,178,671
Zebra Technologies Corp ‘A’ *	1,742	922,372
Zoom Video Communications Inc ‘A’ *	6,991	2,705,727
Zscaler Inc *	2,464	532,372
Zynga Inc ‘A’ *	15,556	165,360

		254,413,974

Utilities - 0.0%

Brookfield Renewable Corp ‘A’	1,049	43,995
NRG Energy Inc	3,614	145,644

		189,639

Total Common Stocks (Cost $387,465,298)		690,947,765

EXCHANGE-TRADED FUND - 2.5%

iShares Russell 1000 Growth	65,096	17,672,262

Total Exchange-Traded Fund (Cost $15,677,446)		17,672,262

	Principal Amount
SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $2,360,227; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $2,407,468)	$2,360,227	2,360,227

Total Short-Term Investment (Cost $2,360,227)		2,360,227

TOTAL INVESTMENTS - 99.9% (Cost $405,502,971)		710,980,254

DERIVATIVES - 0.0%		78,498

OTHER ASSETS & LIABILITIES, NET - 0.1%		458,602

NET ASSETS - 100.0%		$711,517,354

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	35.8%
Communications	21.5%
Consumer, Non-Cyclical	15.3%
Consumer, Cyclical	11.4%
Financial	6.4%
Industrial	5.4%
Others (each less than 3.0%)	4.1%

99.9%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(b)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Nasdaq 100 E-Mini Index	09/21	8	$2,254,103	$2,327,840	$73,737
S&P 500 E-Mini Index	09/21	2	424,099	428,860	4,761

Total Futures Contracts					$78,498

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$690,947,765	$690,947,765	$-	$-
	Exchange-Traded Fund	17,672,262	17,672,262	-	-
	Short-Term Investment	2,360,227	-	2,360,227	-
	Derivatives:
	Equity Contracts
	Futures	78,498	78,498	-	-

	Total	$711,058,752	$708,698,525	$2,360,227	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%

Basic Materials - 2.7%

Air Products & Chemicals Inc	7,770	$2,235,274
Albemarle Corp	4,058	683,611
Alcoa Corp *	6,556	241,523
Ashland Global Holdings Inc	1,938	169,575
Axalta Coating Systems Ltd *	6,033	183,946
Celanese Corp	2,516	381,426
CF Industries Holdings Inc	7,483	385,000
Cleveland-Cliffs Inc *	15,994	344,831
Diversey Holdings Ltd *	1,205	21,581
Dow Inc	24,376	1,542,513
DuPont de Nemours Inc	18,583	1,438,510
Eastman Chemical Co	4,768	556,664
Ecolab Inc	1,081	222,654
Element Solutions Inc	8,520	199,198
FMC Corp	3,379	365,608
Freeport-McMoRan Inc	36,347	1,348,837
Huntsman Corp	7,809	207,095
International Flavors & Fragrances Inc	8,733	1,304,710
International Paper Co	13,784	845,097
LyondellBasell Industries NV ‘A’	8,096	832,835
NewMarket Corp	235	75,665
Newmont Corp	28,178	1,785,922
Nucor Corp	10,493	1,006,593
Olin Corp	4,540	210,020
PPG Industries Inc	4,806	815,915
Reliance Steel & Aluminum Co	2,222	335,300
Royal Gold Inc	2,300	262,430
RPM International Inc	1,865	165,388
Southern Copper Corp (Peru)	260	16,723
Steel Dynamics Inc	5,727	341,329
The Chemours Co	2,802	97,510
The Mosaic Co	12,104	386,239
United States Steel Corp	9,386	225,264
Valvoline Inc	6,366	206,640
Westlake Chemical Corp	931	83,874

		19,525,300

Communications - 9.4%

Alphabet Inc ‘A’ *	1,470	3,589,431
Alphabet Inc ‘C’ *	1,386	3,473,760
Altice USA Inc ‘A’ *	2,252	76,883
Arista Networks Inc *	224	81,157
AT&T Inc	251,103	7,226,744
Cable One Inc	89	170,240
Charter Communications Inc ‘A’ *	245	176,755
Ciena Corp *	5,356	304,703
Cisco Systems Inc	148,556	7,873,468
Comcast Corp ‘A’	160,322	9,141,560
Corning Inc	17,692	723,603
Discovery Inc ‘A’ *	6,182	189,664
Discovery Inc ‘C’ *	10,875	315,158
DISH Network Corp ‘A’ *	8,611	359,940
DoorDash Inc ‘A’ *	353	62,951
F5 Networks Inc *	2,048	382,280
FactSet Research Systems Inc	185	62,088
FireEye Inc *	6,126	123,868
Fox Corp ‘A’	11,151	414,037
Fox Corp ‘B’	4,948	174,170
GoDaddy Inc ‘A’ *	5,293	460,279
IAC/InterActiveCorp *	2,684	413,792
Juniper Networks Inc	11,521	315,099
Liberty Broadband Corp ‘A’ *	867	145,803
Liberty Broadband Corp ‘C’ *	5,328	925,261
Liberty Media Corp-Liberty Formula One ‘A’ *	1,144	48,769

	Shares	Value
Liberty Media Corp-Liberty Formula One ‘C’ *	6,959	$335,493
Liberty Media Corp-Liberty SiriusXM ‘A’ *	3,035	141,370
Liberty Media Corp-Liberty SiriusXM ‘C’ *	5,846	271,196
Lumen Technologies Inc	38,347	521,136
Motorola Solutions Inc	5,836	1,265,537
News Corp ‘A’	13,596	350,369
News Corp ‘B’	4,249	103,463
Nexstar Media Group Inc ‘A’	1,346	199,046
NortonLifeLock Inc	14,184	386,088
Omnicom Group Inc	7,474	597,845
Opendoor Technologies Inc *	9,726	172,442
Sirius XM Holdings Inc	31,641	206,932
T-Mobile US Inc *	20,707	2,998,995
The Interpublic Group of Cos Inc	14,275	463,795
The New York Times Co ‘A’	5,705	248,453
The Walt Disney Co *	60,572	10,646,740
TripAdvisor Inc *	1,337	53,881
Twitter Inc *	24,520	1,687,221
Uber Technologies Inc *	8,167	409,330
Ubiquiti Inc	31	9,678
VeriSign Inc *	3,462	788,263
Verizon Communications Inc	145,673	8,162,058
ViacomCBS Inc ‘A’	378	18,314
ViacomCBS Inc ‘B’	20,529	927,911
ViaSat Inc *	2,075	103,418
Vimeo Inc *	491	24,059
Wayfair Inc ‘A’ *	1,177	371,591
World Wrestling Entertainment Inc ‘A’	356	20,609

		68,716,696

Consumer, Cyclical - 7.4%

Advance Auto Parts Inc	2,292	470,181
Alaska Air Group Inc *	4,259	256,860
Allison Transmission Holdings Inc	757	30,083
American Airlines Group Inc *	22,601	479,367
Aptiv PLC *	7,743	1,218,206
Aramark	7,980	297,255
AutoNation Inc *	1,780	168,762
AutoZone Inc *	608	907,270
Best Buy Co Inc	6,734	774,275
BorgWarner Inc	8,410	408,221
Boyd Gaming Corp *	2,268	139,459
Brunswick Corp	2,382	237,295
Burlington Stores Inc *	135	43,469
Caesars Entertainment Inc *	2,654	275,352
Capri Holdings Ltd *	5,418	309,855
CarMax Inc *	5,274	681,137
Carnival Corp *	29,912	788,480
Carter’s Inc	1,501	154,858
Casey’s General Stores Inc	1,290	251,086
Columbia Sportswear Co	1,315	129,343
Copa Holdings SA ‘A’ * (Panama)	1,098	82,712
Costco Wholesale Corp	1,010	399,627
Cummins Inc	5,080	1,238,555
Darden Restaurants Inc	1,466	214,021
Deckers Outdoor Corp *	846	324,923
Dick’s Sporting Goods Inc	2,185	218,915
Dolby Laboratories Inc ‘A’	2,254	221,546
Dollar General Corp	4,810	1,040,836
Dollar Tree Inc *	8,136	809,532
Domino’s Pizza Inc	435	202,923
DR Horton Inc	6,857	619,667
Fastenal Co	2,277	118,404
Foot Locker Inc	3,151	194,196
Ford Motor Co *	137,384	2,041,526
General Motors Co *	48,320	2,859,094
Gentex Corp	8,483	280,702
Genuine Parts Co	4,944	625,268
Hanesbrands Inc	4,897	91,427

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Harley-Davidson Inc	5,359	$245,549
Hasbro Inc	4,458	421,370
Hilton Worldwide Holdings Inc *	3,175	382,968
Hyatt Hotels Corp ‘A’ *	1,503	116,693
JetBlue Airways Corp *	11,009	184,731
Kohl’s Corp	5,515	303,932
L Brands Inc	3,502	252,354
Lear Corp	2,100	368,088
Leggett & Platt Inc	4,626	239,673
Lennar Corp ‘A’	9,532	947,004
Lennar Corp ‘B’	684	55,712
Leslie’s Inc *	436	11,986
Lithia Motors Inc ‘A’	923	317,180
Live Nation Entertainment Inc *	2,908	254,712
LKQ Corp *	9,820	483,340
Marriott Vacations Worldwide Corp *	1,462	232,897
McDonald’s Corp	21,580	4,984,764
MGM Resorts International	14,330	611,174
Mohawk Industries Inc *	1,925	369,966
MSC Industrial Direct Co Inc ‘A’	1,610	144,465
Newell Brands Inc	13,458	369,691
Nordstrom Inc *	609	22,271
Norwegian Cruise Line Holdings Ltd *	13,392	393,859
NVR Inc *	38	188,985
O’Reilly Automotive Inc *	1,684	953,498
Ollie’s Bargain Outlet Holdings Inc *	2,290	192,658
PACCAR Inc	12,135	1,083,049
Penn National Gaming Inc *	5,136	392,853
Penske Automotive Group Inc	1,115	84,171
Petco Health & Wellness Co Inc *	2,455	55,017
Planet Fitness Inc ‘A’ *	912	68,628
Polaris Inc	620	84,915
PulteGroup Inc	6,521	355,851
PVH Corp *	2,461	264,779
QuantumScape Corp *	1,168	34,176
Qurate Retail Inc ‘A’	13,341	174,634
Ralph Lauren Corp	1,650	194,387
Royal Caribbean Cruises Ltd *	7,696	656,315
SiteOne Landscape Supply Inc *	741	125,422
Six Flags Entertainment Corp *	1,671	72,321
Skechers U.S.A. Inc ‘A’ *	4,106	204,602
Southwest Airlines Co *	20,627	1,095,087
Tapestry Inc *	8,819	383,450
Target Corp	9,647	2,332,066
The Gap Inc	7,066	237,771
The Madison Square Garden Co ‘A’ *	408	70,409
Thor Industries Inc	1,108	125,204
Toll Brothers Inc	2,347	135,680
Travel & Leisure Co	997	59,272
TuSimple Holdings Inc ‘A’ *	1,112	79,219
Under Armour Inc ‘A’ *	6,597	139,527
Under Armour Inc ‘C’ *	6,899	128,114
United Airlines Holdings Inc *	11,352	593,596
Univar Solutions Inc *	5,844	142,477
VF Corp	4,060	333,082
Virgin Galactic Holdings Inc *	471	21,666
Vroom Inc *	3,031	126,878
Walgreens Boots Alliance Inc	24,994	1,314,934
Walmart Inc	50,427	7,111,216
Watsco Inc	1,142	327,343
Whirlpool Corp	2,152	469,179
Williams-Sonoma Inc	631	100,739
WW Grainger Inc	277	121,326
Wyndham Hotels & Resorts Inc	1,188	85,881
Yum China Holdings Inc (China)	13,627	902,789
Yum! Brands Inc	9,587	1,102,793

		54,045,026

	Shares	Value
Consumer, Non-Cyclical - 23.9%

Abbott Laboratories	30,529	$3,539,227
Acadia Healthcare Co Inc *	3,079	193,207
Adaptive Biotechnologies Corp *	531	21,697
ADT Inc	5,548	59,863
agilon health Inc *	502	20,366
Albertsons Cos Inc ‘A’	5,450	107,147
Alexion Pharmaceuticals Inc *	7,762	1,425,957
Altria Group Inc	28,898	1,377,857
Amedisys Inc *	131	32,086
AMERCO	312	183,893
AmerisourceBergen Corp	5,156	590,310
Amgen Inc	3,576	871,650
Anthem Inc	8,609	3,286,916
Archer-Daniels-Midland Co	19,767	1,197,880
Automatic Data Processing Inc	1,196	237,550
Avery Dennison Corp	1,363	286,557
Baxter International Inc	17,664	1,421,952
Becton Dickinson and Co	10,158	2,470,324
Beyond Meat Inc *	178	28,033
Bio-Rad Laboratories Inc ‘A’ *	741	477,419
Biogen Inc *	5,266	1,823,458
BioMarin Pharmaceutical Inc *	6,405	534,433
Boston Scientific Corp *	49,856	2,131,843
Bright Horizons Family Solutions Inc *	431	63,404
Bristol-Myers Squibb Co	78,526	5,247,107
Brown-Forman Corp ‘A’	806	56,823
Brown-Forman Corp ‘B’	3,246	243,255
Bunge Ltd	4,753	371,447
Campbell Soup Co	6,851	312,337
Cardinal Health Inc	4,172	238,179
Catalent Inc *	4,363	471,728
Centene Corp *	20,325	1,482,302
Certara Inc *	646	18,301
Charles River Laboratories International Inc *	110	40,691
Chegg Inc *	1,171	97,322
Chemed Corp	403	191,223
Church & Dwight Co Inc	8,161	695,480
Cigna Corp	11,989	2,842,232
Cintas Corp	197	75,254
Colgate-Palmolive Co	13,792	1,121,979
Conagra Brands Inc	16,451	598,487
Constellation Brands Inc ‘A’	5,680	1,328,495
Corteva Inc	25,924	1,149,729
CoStar Group Inc *	3,080	255,086
Coty Inc ‘A’ *	10,097	94,306
CVS Health Corp	46,264	3,860,268
Danaher Corp	21,130	5,670,447
Darling Ingredients Inc *	5,372	362,610
DaVita Inc *	733	88,275
Dentsply Sirona Inc	7,662	484,698
Driven Brands Holdings Inc *	1,152	35,620
Dun & Bradstreet Holdings Inc *	5,621	120,121
Elanco Animal Health Inc *	15,329	531,763
Eli Lilly & Co	6,257	1,436,107
Encompass Health Corp	1,463	114,158
Envista Holdings Corp *	5,591	241,587
Equifax Inc	2,629	629,672
Euronet Worldwide Inc *	519	70,247
Exact Sciences Corp *	450	55,939
Exelixis Inc *	1,565	28,514
FleetCor Technologies Inc *	2,207	565,124
Flowers Foods Inc	6,580	159,236
FTI Consulting Inc *	1,075	146,856
General Mills Inc	21,644	1,318,769
Gilead Sciences Inc	44,129	3,038,723
Global Payments Inc	10,304	1,932,412
Globus Medical Inc ‘A’ *	2,644	204,989

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Grand Canyon Education Inc *	1,634	$147,011
Grocery Outlet Holding Corp *	3,067	106,302
H&R Block Inc	720	16,906
Henry Schein Inc *	4,996	370,653
Herbalife Nutrition Ltd *	3,148	165,994
Hill-Rom Holdings Inc	2,335	265,233
Hologic Inc *	8,906	594,208
Horizon Therapeutics PLC *	6,231	583,471
Hormel Foods Corp	10,224	488,196
Humana Inc	4,532	2,006,407
ICU Medical Inc *	699	143,854
IHS Markit Ltd	13,113	1,477,311
Incyte Corp *	934	78,577
Ingredion Inc	2,352	212,856
Integra LifeSciences Holdings Corp *	2,500	170,600
Ionis Pharmaceuticals Inc *	389	15,517
Iovance Biotherapeutics Inc *	3,548	92,319
IQVIA Holdings Inc *	3,390	821,465
Jazz Pharmaceuticals PLC *	2,081	369,669
Johnson & Johnson	92,623	15,258,713
Kellogg Co	4,915	316,182
Keurig Dr Pepper Inc	24,545	864,966
Kimberly-Clark Corp	5,887	787,563
Laboratory Corp of America Holdings *	3,432	946,717
Lamb Weston Holdings Inc	3,608	291,021
ManpowerGroup Inc	1,849	219,865
Masimo Corp *	483	117,103
McCormick & Co Inc	8,762	773,860
McKesson Corp	4,794	916,805
Medtronic PLC	47,196	5,858,439
Merck & Co Inc	89,058	6,926,041
Mirati Therapeutics Inc *	229	36,990
Molina Healthcare Inc *	1,717	434,504
Molson Coors Beverage Co ‘B’ *	6,236	334,811
Mondelez International Inc ‘A’	49,014	3,060,434
Monster Beverage Corp *	939	85,778
Moody’s Corp	297	107,624
Morningstar Inc	27	6,942
Natera Inc *	190	21,571
Nektar Therapeutics *	6,072	104,196
Nielsen Holdings PLC	12,486	308,030
Oak Street Health Inc *	349	20,441
Organon & Co *	8,906	269,496
Paysafe Ltd *	10,830	131,151
PepsiCo Inc	8,257	1,223,440
PerkinElmer Inc	3,933	607,295
Perrigo Co PLC	4,787	219,484
Pfizer Inc	196,246	7,684,993
Philip Morris International Inc	54,738	5,425,083
Pilgrim’s Pride Corp *	1,067	23,666
Post Holdings Inc *	2,070	224,533
PPD Inc *	3,324	153,203
Premier Inc ‘A’	4,261	148,240
QIAGEN NV *	7,881	381,283
Quanta Services Inc	4,858	439,989
Quest Diagnostics Inc	4,578	604,159
Quidel Corp *	1,319	168,990
Regeneron Pharmaceuticals Inc *	3,146	1,757,167
Repligen Corp *	111	22,158
ResMed Inc	505	124,493
Reynolds Consumer Products Inc	1,907	57,877
Robert Half International Inc	474	42,172
Rollins Inc	632	21,614
Royalty Pharma PLC ‘A’	4,659	190,972
S&P Global Inc	2,471	1,014,222
Sage Therapeutics Inc *	2,038	115,779
Seaboard Corp	11	42,556
Seagen Inc *	501	79,098
Service Corp International	5,508	295,174
Spectrum Brands Holdings Inc	1,471	125,094

	Shares	Value
STERIS PLC	2,993	$617,456
StoneCo Ltd ‘A’ * (Brazil)	536	35,944
Stryker Corp	7,022	1,823,824
Syneos Health Inc *	3,111	278,403
Tandem Diabetes Care Inc *	125	12,175
Teladoc Health Inc *	5,148	856,061
Teleflex Inc	1,351	542,818
Terminix Global Holdings Inc *	4,635	221,136
The Clorox Co	830	149,325
The Coca-Cola Co	40,127	2,171,272
The Cooper Cos Inc	1,700	673,659
The Hain Celestial Group Inc *	2,966	118,996
The Hershey Co	730	127,151
The JM Smucker Co	3,709	480,575
The Kraft Heinz Co	23,211	946,545
The Kroger Co	26,039	997,554
The Procter & Gamble Co	85,590	11,548,659
Thermo Fisher Scientific Inc	12,568	6,340,179
TransUnion	2,131	234,005
Tyson Foods Inc ‘A’	10,080	743,501
Ultragenyx Pharmaceutical Inc *	579	55,208
United Rentals Inc *	1,658	528,919
United Therapeutics Corp *	1,638	293,874
UnitedHealth Group Inc	30,789	12,329,147
Universal Health Services Inc ‘B’	2,721	398,436
US Foods Holding Corp *	7,699	295,334
Verisk Analytics Inc	2,024	353,633
Vertex Pharmaceuticals Inc *	5,463	1,101,505
Viatris Inc	42,302	604,496
WEX Inc *	516	100,052
Zimmer Biomet Holdings Inc	7,315	1,176,398
Zoetis Inc	868	161,760

		174,247,453

Energy - 5.1%

Antero Midstream Corp	12,118	125,906
APA Corp	13,231	286,186
Baker Hughes Co	25,884	591,967
Cabot Oil & Gas Corp	12,143	212,017
Chevron Corp	68,008	7,123,158
Cimarex Energy Co	2,824	204,599
ConocoPhillips	47,452	2,889,827
Continental Resources Inc	2,038	77,505
Devon Energy Corp	23,677	691,132
Diamondback Energy Inc	3,336	313,217
EOG Resources Inc	18,055	1,506,509
EQT Corp *	9,632	214,408
Exxon Mobil Corp	148,871	9,390,783
First Solar Inc *	3,721	336,788
Halliburton Co	29,471	681,369
Hess Corp	9,077	792,604
HollyFrontier Corp	5,232	172,133
Kinder Morgan Inc	68,369	1,246,367
Marathon Oil Corp	27,612	376,075
Marathon Petroleum Corp	22,827	1,379,207
NOV Inc *	13,596	208,291
Occidental Petroleum Corp	25,912	810,268
ONEOK Inc	15,534	864,312
Phillips 66	15,547	1,334,244
Pioneer Natural Resources Co	4,200	682,584
Schlumberger NV	49,158	1,573,548
Shoals Technologies Group Inc ‘A’ *	2,868	101,814
Sunrun Inc *	6,999	390,404
Targa Resources Corp	7,930	352,488
The Williams Cos Inc	42,635	1,131,959
Valero Energy Corp	14,307	1,117,091

		37,178,760

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Financial - 24.4%

Affiliated Managers Group Inc	1,439	$221,908
Aflac Inc	23,587	1,265,678
AGNC Investment Corp REIT	17,673	298,497
Air Lease Corp	3,732	155,774
Alexandria Real Estate Equities Inc REIT	5,137	934,626
Alleghany Corp *	404	269,496
Alliance Data Systems Corp	1,639	170,767
Ally Financial Inc	13,007	648,269
American Campus Communities Inc REIT	4,797	224,116
American Express Co	8,339	1,377,853
American Financial Group Inc	2,380	296,834
American Homes 4 Rent ‘A’ REIT	9,758	379,098
American International Group Inc	30,242	1,439,519
Americold Realty Trust REIT	8,864	335,502
Ameriprise Financial Inc	1,805	449,228
Annaly Capital Management Inc REIT	49,200	436,896
Aon PLC ‘A’	3,231	771,434
Apartment Income REIT Corp	5,623	266,699
Arch Capital Group Ltd *	10,385	404,392
Ares Management Corp ‘A’	584	37,137
Arthur J Gallagher & Co	7,105	995,268
Assurant Inc	2,058	321,418
Assured Guaranty Ltd	2,277	108,112
Athene Holding Ltd ‘A’ *	4,323	291,802
AvalonBay Communities Inc REIT	4,834	1,008,807
Axis Capital Holdings Ltd	3,078	150,853
Bank of America Corp	265,094	10,929,826
Bank of Hawaii Corp	1,381	116,308
Bank OZK	4,276	180,276
Berkshire Hathaway Inc ‘B’ *	65,928	18,322,710
BlackRock Inc	5,025	4,396,724
BOK Financial Corp	1,099	95,173
Boston Properties Inc REIT	5,452	624,745
Brighthouse Financial Inc *	3,088	140,628
Brixmor Property Group Inc REIT	10,380	237,598
Brown & Brown Inc	7,822	415,661
Camden Property Trust REIT	3,317	440,066
Capital One Financial Corp	15,753	2,436,832
Cboe Global Markets Inc	3,734	444,533
CBRE Group Inc ‘A’ *	11,105	952,032
Chubb Ltd	15,733	2,500,603
Cincinnati Financial Corp	5,248	612,022
Citigroup Inc	72,653	5,140,200
Citizens Financial Group Inc	12,279	563,238
CME Group Inc	12,547	2,668,496
CNA Financial Corp	840	38,212
Comerica Inc	4,876	347,854
Commerce Bancshares Inc	3,986	297,196
CoreSite Realty Corp REIT	256	34,458
Cousins Properties Inc REIT	5,186	190,741
Credit Acceptance Corp *	307	139,412
CubeSmart REIT	6,900	319,608
Cullen/Frost Bankers Inc	1,984	222,208
CyrusOne Inc REIT	4,514	322,841
Digital Realty Trust Inc REIT	9,929	1,493,917
Discover Financial Services	4,815	569,566
Douglas Emmett Inc REIT	5,829	195,971
Duke Realty Corp REIT	13,350	632,122
East West Bancorp Inc	4,940	354,149
EPR Properties REIT *	2,593	136,599
Equinix Inc REIT	910	730,366
Equitable Holdings Inc	13,367	407,025
Equity LifeStyle Properties Inc REIT	2,880	214,013
Equity Residential REIT	12,887	992,299
Erie Indemnity Co ‘A’	266	51,431
Essex Property Trust Inc REIT	2,286	685,823
Evercore Inc ‘A’	1,384	194,826
Everest Re Group Ltd	1,076	271,163

	Shares	Value
Extra Space Storage Inc REIT	4,195	$687,225
Federal Realty Investment Trust REIT	2,855	334,520
Fidelity National Financial Inc	9,632	418,607
Fifth Third Bancorp	24,642	942,064
First American Financial Corp	3,801	236,992
First Citizens BancShares Inc ‘A’	196	163,217
First Hawaiian Inc	4,541	128,692
First Horizon Corp	19,121	330,411
First Industrial Realty Trust Inc REIT	4,516	235,871
First Republic Bank	6,169	1,154,652
FNB Corp	11,298	139,304
Franklin Resources Inc	9,688	309,919
Gaming and Leisure Properties Inc REIT	7,614	352,757
Globe Life Inc	3,562	339,280
GoHealth Inc ‘A’ *	786	8,811
Healthcare Trust of America Inc ‘A’ REIT	7,616	203,347
Healthpeak Properties Inc REIT	18,930	630,180
Highwoods Properties Inc REIT	3,604	162,793
Host Hotels & Resorts Inc REIT *	24,500	418,705
Hudson Pacific Properties Inc REIT	5,262	146,389
Huntington Bancshares Inc	52,811	753,613
Interactive Brokers Group Inc ‘A’	2,899	190,551
Intercontinental Exchange Inc	19,542	2,319,635
Invesco Ltd	11,710	313,008
Invitation Homes Inc REIT	19,935	743,376
Iron Mountain Inc REIT	2,977	125,987
Janus Henderson Group PLC	2,893	112,277
JBG SMITH Properties REIT	4,268	134,485
Jefferies Financial Group Inc	7,769	265,700
Jones Lang LaSalle Inc *	1,805	352,805
JPMorgan Chase & Co	105,730	16,445,244
Kemper Corp	2,163	159,846
KeyCorp	33,969	701,460
Kilroy Realty Corp REIT	4,071	283,504
Kimco Realty Corp REIT	14,473	301,762
KKR & Co Inc	19,411	1,149,908
Lamar Advertising Co ‘A’ REIT	381	39,784
Lazard Ltd ‘A’	3,534	159,914
Lemonade Inc *	1,166	127,572
Life Storage Inc REIT	2,784	298,862
Lincoln National Corp	5,571	350,082
Loews Corp	7,787	425,560
M&T Bank Corp	4,488	652,151
Markel Corp *	395	468,750
Marsh & McLennan Cos Inc	15,749	2,215,569
Medical Properties Trust Inc REIT	21,135	424,813
Mercury General Corp	1,229	79,824
MetLife Inc	26,036	1,558,255
MGIC Investment Corp	11,834	160,942
Mid-America Apartment Communities Inc REIT	3,998	673,343
Morgan Stanley	48,803	4,474,747
Nasdaq Inc	4,010	704,958
National Retail Properties Inc REIT	6,068	284,468
New Residential Investment Corp REIT	15,190	160,862
New York Community Bancorp Inc	15,760	173,675
Northern Trust Corp	7,209	833,505
Old Republic International Corp	9,827	244,791
Omega Healthcare Investors Inc REIT	8,015	290,864
OneMain Holdings Inc	3,055	183,025
PacWest Bancorp	4,089	168,303
Park Hotels & Resorts Inc REIT *	8,236	169,744
People’s United Financial Inc	14,820	254,015
Pinnacle Financial Partners Inc	2,588	228,495
Popular Inc	2,906	218,095
Primerica Inc	1,375	210,568
Principal Financial Group Inc	9,521	601,632
Prologis Inc REIT	25,908	3,096,783
Prosperity Bancshares Inc	3,128	224,590
Prudential Financial Inc	13,852	1,419,414

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Public Storage REIT	1,250	$375,862
Raymond James Financial Inc	4,102	532,850
Rayonier Inc REIT	5,235	188,094
Realty Income Corp REIT	13,124	875,896
Regency Centers Corp REIT	5,905	378,333
Regions Financial Corp	33,761	681,297
Reinsurance Group of America Inc	2,374	270,636
RenaissanceRe Holdings Ltd (Bermuda)	963	143,314
Rexford Industrial Realty Inc REIT	4,595	261,685
Santander Consumer USA Holdings Inc	1,944	70,606
SBA Communications Corp REIT	3,169	1,009,960
SEI Investments Co	3,950	244,782
Signature Bank	1,970	483,930
Simon Property Group Inc REIT	1,501	195,850
SL Green Realty Corp REIT	2,462	196,960
SLM Corp	11,298	236,580
Spirit Realty Capital Inc REIT	4,000	191,360
Starwood Property Trust Inc REIT	9,576	250,604
State Street Corp	12,082	994,107
Sterling Bancorp	5,929	146,980
Stifel Financial Corp	3,581	232,264
STORE Capital Corp REIT	8,458	291,886
Sun Communities Inc REIT	3,868	662,975
SVB Financial Group *	1,898	1,056,104
Synchrony Financial	16,567	803,831
Synovus Financial Corp	4,648	203,954
T Rowe Price Group Inc	5,294	1,048,053
TFS Financial Corp	1,607	32,622
The Allstate Corp	10,482	1,367,272
The Bank of New York Mellon Corp	28,442	1,457,084
The Carlyle Group Inc	5,698	264,843
The Charles Schwab Corp	55,139	4,014,671
The Goldman Sachs Group Inc	10,962	4,160,408
The Hanover Insurance Group Inc	1,271	172,398
The Hartford Financial Services Group Inc	12,532	776,608
The Howard Hughes Corp *	1,576	153,597
The Macerich Co REIT	1	18
The PNC Financial Services Group Inc	14,913	2,844,804
The Progressive Corp	20,530	2,016,251
The Travelers Cos Inc	8,827	1,321,490
The Western Union Co	10,679	245,297
Tradeweb Markets Inc ‘A’	3,684	311,519
Truist Financial Corp	47,207	2,619,988
UDR Inc REIT	10,692	523,694
Umpqua Holdings Corp	7,708	142,213
Unum Group	7,124	202,322
US Bancorp	47,178	2,687,731
UWM Holdings Corp	2,320	19,604
Ventas Inc REIT	13,084	747,096
VEREIT Inc REIT	8,117	372,814
VICI Properties Inc REIT	18,738	581,253
Virtu Financial Inc ‘A’	3,276	90,516
Vornado Realty Trust REIT	6,148	286,927
Voya Financial Inc	4,227	259,961
Webster Financial Corp	3,136	167,274
Weingarten Realty Investors REIT	4,250	136,298
Wells Fargo & Co	145,416	6,585,891
Welltower Inc REIT	14,661	1,218,329
Western Alliance Bancorp	1,678	155,802
Weyerhaeuser Co REIT	26,189	901,425
White Mountains Insurance Group Ltd	106	121,691
Willis Towers Watson PLC	4,511	1,037,620
Wintrust Financial Corp	1,972	149,142
WP Carey Inc REIT	6,196	462,346
WR Berkley Corp	4,847	360,762
Zions Bancorp NA	5,665	299,452

		177,892,092

	Shares	Value
Industrial - 10.9%

3M Co	17,363	$3,448,813
Acuity Brands Inc	1,252	234,162
AECOM *	4,943	312,991
AGCO Corp	1,976	257,631
Agilent Technologies Inc	1,111	164,217
Allegion PLC	753	104,893
Amcor PLC	54,108	620,078
AMETEK Inc	8,097	1,080,949
Amphenol Corp ‘A’	5,927	405,466
AO Smith Corp	4,650	335,079
AptarGroup Inc	2,400	338,016
Ardagh Group SA	291	7,135
Armstrong World Industries Inc	854	91,600
Arrow Electronics Inc *	2,591	294,934
Avnet Inc	3,435	137,675
Ball Corp	7,947	643,866
Berry Global Group Inc *	4,741	309,208
Builders FirstSource Inc *	7,194	306,896
BWX Technologies Inc	824	47,891
Carlisle Cos Inc	1,113	213,006
Carrier Global Corp	16,248	789,653
Caterpillar Inc	2,658	578,461
CH Robinson Worldwide Inc	3,695	346,111
ChargePoint Holdings Inc *	4,392	152,578
Clean Harbors Inc *	1,803	167,931
Coherent Inc *	68	17,975
Colfax Corp *	4,203	192,539
Crane Co	1,705	157,491
Crown Holdings Inc	3,994	408,227
CSX Corp	79,593	2,553,343
Curtiss-Wright Corp	1,454	172,677
Donaldson Co Inc	3,880	246,496
Dover Corp	5,039	758,873
Eagle Materials Inc	1,446	205,491
Eaton Corp PLC	13,991	2,073,186
Emerson Electric Co	20,966	2,017,768
Expeditors International of Washington Inc	1,601	202,687
FedEx Corp	4,868	1,452,270
Flowserve Corp	4,558	183,779
Fortive Corp	11,473	800,127
Fortune Brands Home & Security Inc	3,614	359,991
frontdoor Inc *	954	47,528
Garmin Ltd	5,287	764,712
Gates Industrial Corp PLC *	2,357	42,591
General Dynamics Corp	8,789	1,654,617
General Electric Co	307,096	4,133,512
Graco Inc	2,234	169,114
Graphic Packaging Holding Co	7,301	132,440
Hayward Holdings Inc *	1,347	35,049
HEICO Corp	1,066	148,622
HEICO Corp ‘A’	1,872	232,465
Hexcel Corp *	2,921	182,270
Honeywell International Inc	19,150	4,200,552
Howmet Aerospace Inc *	12,740	439,148
Hubbell Inc	1,893	353,688
Huntington Ingalls Industries Inc	1,383	291,467
IDEX Corp	2,640	580,932
Illinois Tool Works Inc	1,139	254,635
Ingersoll Rand Inc *	13,167	642,681
ITT Inc	3,025	277,060
Jabil Inc	1,059	61,549
Jacobs Engineering Group Inc	4,532	604,659
JB Hunt Transport Services Inc	331	53,936
Johnson Controls International PLC	25,150	1,726,044
Kansas City Southern	2,333	661,102
Keysight Technologies Inc *	3,653	564,060
Kirby Corp *	2,088	126,616
Knight-Swift Transportation Holdings Inc	5,644	256,576

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
L3Harris Technologies Inc	7,180	$1,551,957
Landstar System Inc	65	10,271
Lennox International Inc	1,212	425,170
Littelfuse Inc	825	210,202
Lockheed Martin Corp	1,097	415,050
Louisiana-Pacific Corp	3,317	199,982
Martin Marietta Materials Inc	2,240	788,054
Masco Corp	8,980	529,012
MasTec Inc *	1,971	209,123
MDU Resources Group Inc	6,986	218,941
Mercury Systems Inc *	1,939	128,517
MSA Safety Inc	861	142,564
National Instruments Corp	4,515	190,894
Nordson Corp	1,690	370,972
Norfolk Southern Corp	8,776	2,329,238
Northrop Grumman Corp	4,843	1,760,091
nVent Electric PLC	6,130	191,501
Old Dominion Freight Line Inc	284	72,079
Oshkosh Corp	2,373	295,771
Otis Worldwide Corp	15,096	1,234,400
Owens Corning	3,530	345,587
Packaging Corp of America	3,269	442,688
Parker-Hannifin Corp	3,768	1,157,190
Pentair PLC	5,784	390,362
Raytheon Technologies Corp	53,265	4,544,037
Regal Beloit Corp	1,419	189,451
Republic Services Inc	7,379	811,764
Rockwell Automation Inc	1,602	458,204
Ryder System Inc	1,836	136,470
Schneider National Inc ‘B’	1,829	39,817
Sealed Air Corp	2,442	144,689
Sensata Technologies Holding PLC *	5,407	313,444
Silgan Holdings Inc	3,262	135,373
Snap-on Inc	1,885	421,166
Sonoco Products Co	3,510	234,819
Spirit AeroSystems Holdings Inc ‘A’	2,603	122,836
Stanley Black & Decker Inc	5,668	1,161,883
Stericycle Inc *	3,211	229,747
SYNNEX Corp	1,455	177,161
Teledyne Technologies Inc *	1,648	690,232
Textron Inc	7,980	548,785
The AZEK Co Inc *	1,743	74,008
The Boeing Co *	18,824	4,509,477
The Middleby Corp *	1,352	234,248
The Timken Co	2,219	178,829
The Toro Co	204	22,416
TopBuild Corp *	199	39,358
Trane Technologies PLC	4,301	791,986
TransDigm Group Inc *	1,292	836,299
Trimble Inc *	8,773	717,895
Union Pacific Corp	8,594	1,890,078
Valmont Industries Inc	734	173,261
Vontier Corp	2,725	88,781
Vulcan Materials Co	4,633	806,466
Waste Management Inc	12,475	1,747,872
Waters Corp *	150	51,842
Westinghouse Air Brake Technologies Corp	6,343	522,029
Westrock Co	9,139	486,378
Woodward Inc	1,976	242,811
XPO Logistics Inc *	463	64,769
Xylem Inc	2,144	257,194

		79,535,276

Technology - 8.5%

Accenture PLC ‘A’	4,382	1,291,770
Activision Blizzard Inc	27,140	2,590,242
Akamai Technologies Inc *	5,645	658,207
Amdocs Ltd	4,528	350,286
Analog Devices Inc	11,041	1,900,819
ANSYS Inc *	1,786	619,849

	Shares	Value
Black Knight Inc *	5,336	$416,101
Broadridge Financial Solutions Inc	374	60,412
Brooks Automation Inc	452	43,067
C3.ai Inc ‘A’ *	590	36,893
CACI International Inc ‘A’ *	816	208,178
CDK Global Inc	3,726	185,145
Ceridian HCM Holding Inc *	4,535	434,997
Cerner Corp	10,586	827,402
Change Healthcare Inc *	8,660	199,526
Cirrus Logic Inc *	2,024	172,283
Citrix Systems Inc	2,800	328,356
Clarivate PLC * (United Kingdom)	14,467	398,277
Cloudflare Inc ‘A’ *	503	53,238
Cognizant Technology Solutions Corp ‘A’	18,506	1,281,726
Concentrix Corp *	1,455	233,964
Cree Inc *	4,096	401,121
Datto Holding Corp *	1,543	42,957
Dell Technologies Inc ‘C’ *	4,943	492,669
Duck Creek Technologies Inc *	1,956	85,106
DXC Technology Co *	8,886	346,021
Dynatrace Inc *	381	22,258
Electronic Arts Inc	10,068	1,448,080
Fastly Inc ‘A’ *	3,711	221,176
Fidelity National Information Services Inc	21,776	3,085,006
Fiserv Inc *	19,593	2,094,296
Genpact Ltd	6,108	277,486
Guidewire Software Inc *	2,945	331,960
Hewlett Packard Enterprise Co	45,341	661,072
HP Inc	28,608	863,676
Intel Corp	142,090	7,976,933
International Business Machines Corp	31,414	4,604,978
IPG Photonics Corp *	1,162	244,915
Jack Henry & Associates Inc	1,916	313,285
Jamf Holding Corp *	284	9,534
Leidos Holdings Inc	4,956	501,052
Lumentum Holdings Inc *	2,656	217,872
Manhattan Associates Inc *	1,037	150,199
Marvell Technology Inc	28,357	1,654,064
Maxim Integrated Products Inc	488	51,416
McAfee Corp ‘A’	101	2,830
Medallia Inc *	1,647	55,586
Microchip Technology Inc	1,385	207,390
Micron Technology Inc *	33,948	2,884,901
MKS Instruments Inc	303	53,919
MSCI Inc	820	437,126
NCR Corp *	2,953	134,686
NetApp Inc	2,633	215,432
Nuance Communications Inc *	6,203	337,691
NXP Semiconductors NV (China)	6,711	1,380,587
ON Semiconductor Corp *	6,824	261,223
Oracle Corp	4,161	323,892
Paychex Inc	1,448	155,370
Pegasystems Inc	80	11,135
Pure Storage Inc ‘A’ *	599	11,698
Qorvo Inc *	3,999	782,404
Roper Technologies Inc	3,684	1,732,217
salesforce.com Inc *	26,248	6,411,599
Science Applications International Corp	2,032	178,267
Signify Health Inc ‘A’ *	659	20,053
Skyworks Solutions Inc	3,058	586,371
Snowflake Inc ‘A’ *	247	59,725
SolarWinds Corp *	2,451	41,397
SS&C Technologies Holdings Inc	7,869	567,040
Synopsys Inc *	1,950	537,790
Take-Two Interactive Software Inc *	3,211	568,411
Teradata Corp *	438	21,887
Texas Instruments Inc	12,338	2,372,597
Twilio Inc ‘A’ *	4,090	1,612,114
Tyler Technologies Inc *	189	85,498
VMware Inc ‘A’ *	1,775	283,947

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Western Digital Corp *	10,984	$781,731
Xerox Holdings Corp	5,005	117,567
Zynga Inc ‘A’ *	18,375	195,326

		61,817,277

Utilities - 4.6%

Alliant Energy Corp	8,786	489,907
Ameren Corp	8,951	716,438
American Electric Power Co Inc	17,678	1,495,382
American Water Works Co Inc	6,377	982,887
Atmos Energy Corp	4,665	448,353
Avangrid Inc	1,986	102,140
Brookfield Renewable Corp ‘A’	3,358	140,835
CenterPoint Energy Inc	20,405	500,331
CMS Energy Corp	10,151	599,721
Consolidated Edison Inc	12,019	862,003
Dominion Energy Inc	28,311	2,082,840
DTE Energy Co	6,777	878,299
Duke Energy Corp	27,045	2,669,882
Edison International	13,096	757,211
Entergy Corp	7,043	702,187
Essential Utilities Inc	7,838	358,197
Evergy Inc	7,934	479,452
Eversource Energy	12,039	966,009
Exelon Corp	34,633	1,534,588
FirstEnergy Corp	19,002	707,064
Hawaiian Electric Industries Inc	3,749	158,508
IDACORP Inc	1,765	172,088
National Fuel Gas Co	3,044	159,049
NextEra Energy Inc	68,934	5,051,484
NiSource Inc	14,252	349,174
NRG Energy Inc	4,664	187,959
OGE Energy Corp	7,003	235,651
PG&E Corp *	53,035	539,366
Pinnacle West Capital Corp	3,944	323,290
PPL Corp	27,017	755,665
Public Service Enterprise Group Inc	17,714	1,058,234
Sempra Energy	11,085	1,468,541
The AES Corp	23,172	604,094
The Southern Co	37,179	2,249,701
UGI Corp	7,302	338,156
Vistra Corp	17,099	317,186
WEC Energy Group Inc	11,075	985,121
Xcel Energy Inc	18,911	1,245,857

		33,672,850

Total Common Stocks (Cost $536,163,498)		706,630,730

EXCHANGE-TRADED FUND - 1.7%

iShares Russell 1000 Value	77,836	12,346,346

Total Exchange-Traded Fund (Cost $11,622,325)		12,346,346

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $8,784,791; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $8,960,533)	$8,784,791	$8,784,791

Total Short-Term Investment (Cost $8,784,791)		8,784,791

TOTAL INVESTMENTS - 99.8% (Cost $556,570,614)		727,761,867

DERIVATIVES - 0.0%		7,815

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,394,055

NET ASSETS - 100.0%		$729,163,737

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	24.4%
Consumer, Non-Cyclical	23.9%
Industrial	10.9%
Communications	9.4%
Technology	8.5%
Consumer, Cyclical	7.4%
Energy	5.1%
Utilities	4.6%
Others (each less than 3.0%)	5.6%

99.8%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/21	25	$5,305,009	$5,360,750	$55,741
S&P MID 400 E-Mini Index	09/21	16	4,355,766	4,307,840	(47,926)

Total Futures Contracts					$7,815

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$706,630,730	$706,630,730	$-	$-
	Exchange-Traded Fund	12,346,346	12,346,346	-	-
	Short-Term Investment	8,784,791	-	8,784,791	-
	Derivatives:
	Equity Contracts
	Futures	55,741	55,741	-	-

	Total Assets	727,817,608	719,032,817	8,784,791	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(47,926)	(47,926)	-	-

	Total Liabilities	(47,926)	(47,926)	-	-

	Total	$727,769,682	$718,984,891	$8,784,791	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%

Basic Materials - 3.1%

Albemarle Corp	5,777	$973,193
Alcoa Corp *	9,279	341,838
Ashland Global Holdings Inc	2,620	229,250
Axalta Coating Systems Ltd *	10,158	309,717
Celanese Corp	5,599	848,808
CF Industries Holdings Inc	10,517	541,100
Cleveland-Cliffs Inc *	22,637	488,054
Diversey Holdings Ltd *	2,548	45,635
Eastman Chemical Co	6,745	787,479
Element Solutions Inc	11,737	274,411
FMC Corp	6,403	692,805
Huntsman Corp	10,793	286,230
International Flavors & Fragrances Inc	12,381	1,849,721
International Paper Co	19,452	1,192,602
LyondellBasell Industries NV ‘A’	13,016	1,338,956
NewMarket Corp	349	112,371
Nucor Corp	14,851	1,424,656
Olin Corp	7,238	334,830
PPG Industries Inc	11,767	1,997,684
Reliance Steel & Aluminum Co	3,110	469,299
Royal Gold Inc	3,177	362,496
RPM International Inc	6,303	558,950
Steel Dynamics Inc	9,900	590,040
The Chemours Co	8,291	288,527
The Mosaic Co	17,002	542,534
United States Steel Corp	13,285	318,840
Valvoline Inc	8,714	282,857
Westlake Chemical Corp	1,541	138,829
WR Grace & Co	2,853	197,199

		17,818,911

Communications - 8.6%

Altice USA Inc ‘A’ *	10,623	362,669
Anaplan Inc *	7,157	381,468
Arista Networks Inc *	2,987	1,082,220
Cable One Inc	271	518,372
CDW Corp	6,956	1,214,865
Ciena Corp *	7,470	424,968
CommScope Holding Co Inc *	10,755	229,189
Corning Inc	37,825	1,547,042
Discovery Inc ‘A’ *	8,484	260,289
Discovery Inc ‘C’ *	15,588	451,740
DISH Network Corp ‘A’ *	12,477	521,539
DoorDash Inc ‘A’ *	4,168	743,279
Etsy Inc *	6,294	1,295,557
Expedia Group Inc *	7,004	1,146,625
F5 Networks Inc *	2,958	552,140
FactSet Research Systems Inc	1,886	632,960
FireEye Inc *	12,281	248,322
Fox Corp ‘A’	16,020	594,823
Fox Corp ‘B’	7,556	265,971
GoDaddy Inc ‘A’ *	8,342	725,420
IAC/InterActiveCorp *	3,771	581,375
Juniper Networks Inc	16,083	439,870
Liberty Broadband Corp ‘A’ *	1,256	211,222
Liberty Broadband Corp ‘C’ *	7,541	1,309,570
Liberty Media Corp-Liberty Formula One ‘A’ *	1,025	43,696
Liberty Media Corp-Liberty Formula One ‘C’ *	9,709	468,071
Liberty Media Corp-Liberty SiriusXM ‘A’ *	3,850	179,333
Liberty Media Corp-Liberty SiriusXM ‘C’ *	8,059	373,857
Lumen Technologies Inc	54,359	738,739
Lyft Inc ‘A’ *	13,936	842,849
Match Group Inc *	13,411	2,162,524
Motorola Solutions Inc	8,261	1,791,398

	Shares	Value
News Corp ‘A’	19,049	$490,893
News Corp ‘B’	6,157	149,923
Nexstar Media Group Inc ‘A’	2,045	302,415
NortonLifeLock Inc	27,454	747,298
Okta Inc *	6,173	1,510,410
Omnicom Group Inc	10,589	847,014
Opendoor Technologies Inc *	17,228	305,452
Palo Alto Networks Inc *	4,737	1,757,664
Pinterest Inc ‘A’ *	27,171	2,145,150
Proofpoint Inc *	2,779	482,879
Roku Inc *	5,728	2,630,584
Sirius XM Holdings Inc	44,783	292,881
Spotify Technology SA *	6,793	1,872,083
Switch Inc ‘A’	5,694	120,200
The Interpublic Group of Cos Inc	19,211	624,165
The New York Times Co ‘A’	8,266	359,984
The Trade Desk Inc ‘A’ *	21,493	1,662,698
TripAdvisor Inc *	4,704	189,571
Twitter Inc *	38,776	2,668,177
Ubiquiti Inc	326	101,774
VeriSign Inc *	4,901	1,115,909
ViacomCBS Inc ‘A’	502	24,322
ViacomCBS Inc ‘B’	29,265	1,322,778
ViaSat Inc *	3,337	166,316
Vimeo Inc *	6,297	308,553
Wayfair Inc ‘A’ *	3,745	1,182,334
Wix.com Ltd * (Israel)	2,649	768,952
World Wrestling Entertainment Inc ‘A’	2,048	118,559
Zendesk Inc *	5,862	846,121
Zillow Group Inc ‘A’ *	2,975	364,527
Zillow Group Inc ‘C’ *	8,148	995,849

		48,817,397

Consumer, Cyclical - 13.9%

Advance Auto Parts Inc	3,238	664,243
Alaska Air Group Inc *	5,911	356,492
Allison Transmission Holdings Inc	5,296	210,463
American Airlines Group Inc *	32,111	681,074
Aptiv PLC *	13,414	2,110,425
Aramark	11,149	415,300
AutoNation Inc *	2,522	239,111
AutoZone Inc *	1,094	1,632,489
Best Buy Co Inc	12,428	1,428,971
BorgWarner Inc	11,904	577,820
Boyd Gaming Corp *	4,078	250,756
Brunswick Corp	3,832	381,744
Burlington Stores Inc *	3,297	1,061,601
Caesars Entertainment Inc *	9,910	1,028,163
Capri Holdings Ltd *	7,286	416,686
CarMax Inc *	8,105	1,046,761
Carnival Corp *	42,336	1,115,977
Carter’s Inc	2,175	224,395
Carvana Co *	3,832	1,156,574
Casey’s General Stores Inc	1,785	347,432
Chipotle Mexican Grill Inc *	1,395	2,162,724
Choice Hotels International Inc	1,766	209,907
Churchill Downs Inc	1,832	363,212
Columbia Sportswear Co	1,984	195,146
Copa Holdings SA ‘A’ * (Panama)	1,591	119,850
Copart Inc *	10,391	1,369,846
Cummins Inc	7,263	1,770,792
Darden Restaurants Inc	6,463	943,533
Deckers Outdoor Corp *	1,386	532,321
Delta Air Lines Inc *	31,766	1,374,197
Dick’s Sporting Goods Inc	3,165	317,101
Dolby Laboratories Inc ‘A’	3,081	302,831
Dollar Tree Inc *	11,515	1,145,743
Domino’s Pizza Inc	1,923	897,060
DR Horton Inc	16,532	1,493,997
DraftKings Inc ‘A’ *	15,092	787,350

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Fastenal Co	28,521	$1,483,092
Five Below Inc *	2,687	519,317
Floor & Decor Holdings Inc ‘A’ *	5,057	534,525
Foot Locker Inc	4,460	274,870
Freshpet Inc *	2,028	330,483
GameStop Corp ‘A’ *	2,939	629,357
Gentex Corp	11,950	395,426
Genuine Parts Co	7,022	888,072
Hanesbrands Inc	16,709	311,957
Harley-Davidson Inc	7,402	339,160
Hasbro Inc	6,280	593,586
Hilton Worldwide Holdings Inc *	13,619	1,642,724
Hyatt Hotels Corp ‘A’ *	2,010	156,056
IAA Inc *	6,516	355,383
JetBlue Airways Corp *	15,951	267,658
Kohl’s Corp	7,694	424,016
L Brands Inc	11,878	855,929
Lear Corp	2,948	516,725
Leggett & Platt Inc	6,702	347,231
Lennar Corp ‘A’	13,491	1,340,331
Lennar Corp ‘B’	846	68,907
Leslie’s Inc *	5,415	148,858
Lithia Motors Inc ‘A’	1,438	494,154
Live Nation Entertainment Inc *	6,672	584,400
LKQ Corp *	13,899	684,109
Lululemon Athletica Inc *	5,669	2,069,015
Marriott Vacations Worldwide Corp *	2,069	329,592
Mattel Inc *	17,451	350,765
MGM Resorts International	20,281	864,985
Mohawk Industries Inc *	2,810	540,054
MSC Industrial Direct Co Inc ‘A’	2,145	192,471
Newell Brands Inc	18,873	518,441
Nordstrom Inc *	5,541	202,634
Norwegian Cruise Line Holdings Ltd *	18,413	541,526
NVR Inc *	164	815,621
O’Reilly Automotive Inc *	3,429	1,941,534
Ollie’s Bargain Outlet Holdings Inc *	3,241	272,665
PACCAR Inc	16,938	1,511,717
Peloton Interactive Inc ‘A’ *	13,189	1,635,700
Penn National Gaming Inc *	7,758	593,409
Penske Automotive Group Inc	1,616	121,992
Petco Health & Wellness Co Inc *	3,708	83,096
Planet Fitness Inc ‘A’ *	4,166	313,492
Polaris Inc	2,822	386,501
Pool Corp	1,932	886,131
PulteGroup Inc	13,018	710,392
PVH Corp *	3,565	383,558
QuantumScape Corp *	5,778	169,064
Qurate Retail Inc ‘A’	18,046	236,222
Ralph Lauren Corp	2,390	281,566
RH *	853	579,187
Royal Caribbean Cruises Ltd *	10,892	928,870
SiteOne Landscape Supply Inc *	2,190	370,679
Six Flags Entertainment Corp *	3,875	167,710
Skechers U.S.A. Inc ‘A’ *	6,452	321,503
Southwest Airlines Co *	29,364	1,558,935
Tapestry Inc *	13,869	603,024
Tempur Sealy International Inc	9,042	354,356
The Gap Inc	10,001	336,534
The Madison Square Garden Co ‘A’ *	952	164,287
The Scotts Miracle-Gro Co	2,057	394,779
The Wendy’s Co	8,392	196,541
Thor Industries Inc	2,543	287,359
Toll Brothers Inc	5,402	312,290
Tractor Supply Co	5,715	1,063,333
Travel & Leisure Co	4,264	253,495
TuSimple Holdings Inc ‘A’ *	1,781	126,878
Ulta Beauty Inc *	2,674	924,589
Under Armour Inc ‘A’ *	9,558	202,152
Under Armour Inc ‘C’ *	9,995	185,607

	Shares	Value
United Airlines Holdings Inc *	16,095	$841,608
Univar Solutions Inc *	8,467	206,425
Vail Resorts Inc *	1,983	627,659
VF Corp	16,095	1,320,434
Virgin Galactic Holdings Inc *	7,137	328,302
Vroom Inc *	5,719	239,397
Watsco Inc	1,595	457,191
Whirlpool Corp	3,045	663,871
Williams-Sonoma Inc	3,721	594,058
WW Grainger Inc	2,309	1,011,342
Wyndham Hotels & Resorts Inc	4,429	320,172
Wynn Resorts Ltd *	5,195	635,349
YETI Holdings Inc *	4,251	390,327
Yum China Holdings Inc (China)	20,919	1,385,884
Yum! Brands Inc	14,829	1,705,780

		79,530,463

Consumer, Non-Cyclical - 17.8%

10X Genomics Inc ‘A’ *	4,155	813,632
ABIOMED Inc *	2,196	685,394
Acadia Healthcare Co Inc *	4,461	279,928
Acceleron Pharma Inc *	2,609	327,403
Adaptive Biotechnologies Corp *	5,407	220,930
ADT Inc	8,302	89,579
agilon health Inc *	2,491	101,060
Albertsons Cos Inc ‘A’	7,874	154,803
Alexion Pharmaceuticals Inc *	11,002	2,021,177
Alnylam Pharmaceuticals Inc *	5,829	988,132
Amedisys Inc *	1,558	381,601
AMERCO	453	266,998
AmerisourceBergen Corp	7,258	830,968
Archer-Daniels-Midland Co	27,679	1,677,347
Avalara Inc *	4,187	677,457
Avantor Inc *	28,813	1,023,150
Avery Dennison Corp	4,113	864,717
Beyond Meat Inc *	2,848	448,532
Bio-Rad Laboratories Inc ‘A’ *	1,045	673,283
Bio-Techne Corp	1,913	861,347
BioMarin Pharmaceutical Inc *	8,971	748,540
Booz Allen Hamilton Holding Corp	6,678	568,832
Bright Horizons Family Solutions Inc *	3,040	447,214
Brown-Forman Corp ‘A’	2,291	161,516
Brown-Forman Corp ‘B’	9,173	687,425
Bruker Corp	5,017	381,192
Bunge Ltd	6,886	538,141
Campbell Soup Co	9,544	435,111
Cardinal Health Inc	14,437	824,208
Catalent Inc *	8,072	872,745
Certara Inc *	1,577	44,676
Charles River Laboratories International Inc *	2,476	915,922
Chegg Inc *	6,999	581,687
Chemed Corp	775	367,738
Church & Dwight Co Inc	12,196	1,039,343
Cintas Corp	4,430	1,692,260
Conagra Brands Inc	23,284	847,072
Corteva Inc	36,691	1,627,246
CoStar Group Inc *	19,470	1,612,505
Coty Inc ‘A’ *	14,629	136,635
CureVac NV * (Germany)	2,639	193,914
Darling Ingredients Inc *	8,029	541,957
DaVita Inc *	3,482	419,337
Dentsply Sirona Inc	10,799	683,145
DexCom Inc *	4,792	2,046,184
Driven Brands Holdings Inc *	1,864	57,635
Dun & Bradstreet Holdings Inc *	7,956	170,020
Elanco Animal Health Inc *	22,120	767,343
Encompass Health Corp	4,791	373,842
Envista Holdings Corp *	8,101	350,044
Equifax Inc	6,022	1,442,329

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Euronet Worldwide Inc *	2,552	$345,413
Exact Sciences Corp *	8,484	1,054,646
Exelixis Inc *	15,605	284,323
FleetCor Technologies Inc *	4,052	1,037,555
Flowers Foods Inc	9,194	222,495
FTI Consulting Inc *	1,659	226,636
Gartner Inc *	4,161	1,007,794
Globus Medical Inc ‘A’ *	4,053	314,229
Grand Canyon Education Inc *	2,181	196,225
Grocery Outlet Holding Corp *	4,341	150,459
Guardant Health Inc *	4,462	554,136
H&R Block Inc	8,650	203,102
Henry Schein Inc *	6,999	519,256
Herbalife Nutrition Ltd *	5,335	281,315
Hill-Rom Holdings Inc	3,236	367,577
Hologic Inc *	12,605	841,006
Horizon Therapeutics PLC *	10,848	1,015,807
Hormel Foods Corp	13,826	660,191
ICU Medical Inc *	1,067	219,589
IDEXX Laboratories Inc *	4,207	2,656,931
IHS Markit Ltd	18,559	2,090,857
Incyte Corp *	9,180	772,313
Ingredion Inc	3,224	291,772
Insulet Corp *	3,286	902,040
Integra LifeSciences Holdings Corp *	3,623	247,234
Ionis Pharmaceuticals Inc *	7,071	282,062
Iovance Biotherapeutics Inc *	7,664	199,417
IQVIA Holdings Inc *	9,481	2,297,436
Jazz Pharmaceuticals PLC *	2,945	523,150
Kellogg Co	12,486	803,224
Laboratory Corp of America Holdings *	4,858	1,340,079
Lamb Weston Holdings Inc	7,199	580,671
ManpowerGroup Inc	2,698	320,819
Maravai LifeSciences Holdings Inc ‘A’ *	3,796	158,407
MarketAxess Holdings Inc	1,857	860,887
Masimo Corp *	2,550	618,247
McCormick & Co Inc	12,401	1,095,256
McKesson Corp	7,926	1,515,768
Mirati Therapeutics Inc *	1,950	314,984
Molina Healthcare Inc *	2,866	725,270
Molson Coors Beverage Co ‘B’ *	8,732	468,821
Morningstar Inc	1,165	299,533
Natera Inc *	3,888	441,405
Nektar Therapeutics *	8,797	150,957
Neurocrine Biosciences Inc *	4,560	443,779
Nielsen Holdings PLC	17,422	429,801
Novavax Inc *	3,670	779,178
Novocure Ltd *	5,041	1,118,195
Oak Street Health Inc *	5,151	301,694
Organon & Co *	12,605	381,427
Paylocity Holding Corp *	1,854	353,743
Paysafe Ltd *	15,328	185,622
Penumbra Inc *	1,733	474,946
PerkinElmer Inc	5,545	856,203
Perrigo Co PLC	6,576	301,510
Pilgrim’s Pride Corp *	2,180	48,352
Post Holdings Inc *	2,900	314,563
PPD Inc *	7,756	357,474
Premier Inc ‘A’	6,174	214,793
QIAGEN NV *	11,069	535,518
Quanta Services Inc	6,757	611,981
Quest Diagnostics Inc	6,479	855,034
Quidel Corp *	1,887	241,762
Repligen Corp *	2,668	532,586
ResMed Inc	7,152	1,763,111
Reynolds Consumer Products Inc	3,110	94,389
Robert Half International Inc	5,406	480,972
Rollins Inc	11,291	386,152
Royalty Pharma PLC ‘A’	16,280	667,317
Sabre Corp *	16,124	201,228

	Shares	Value
Sage Therapeutics Inc *	2,598	$147,592
Sarepta Therapeutics Inc *	3,824	297,278
Seaboard Corp	11	42,556
Seagen Inc *	6,654	1,050,534
Service Corp International	8,129	435,633
Shift4 Payments Inc ‘A’ *	2,133	199,905
Sotera Health Co *	4,033	97,720
Spectrum Brands Holdings Inc	2,131	181,220
STERIS PLC	4,867	1,004,062
StoneCo Ltd ‘A’ * (Brazil)	10,989	736,922
Syneos Health Inc *	5,046	451,567
Tandem Diabetes Care Inc *	3,073	299,310
Teladoc Health Inc *	7,286	1,211,589
Teleflex Inc	2,323	933,358
Terminix Global Holdings Inc *	6,380	304,390
The Boston Beer Co Inc ‘A’ *	468	477,734
The Clorox Co	6,185	1,112,743
The Cooper Cos Inc	2,406	953,426
The Hain Celestial Group Inc *	4,298	172,436
The Hershey Co	7,273	1,266,811
The JM Smucker Co	5,273	683,223
The Kroger Co	37,169	1,423,944
TransUnion	9,513	1,044,623
Tyson Foods Inc ‘A’	14,276	1,052,998
Ultragenyx Pharmaceutical Inc *	3,202	305,311
United Rentals Inc *	3,594	1,146,522
United Therapeutics Corp *	2,203	395,240
Universal Health Services Inc ‘B’	3,746	548,527
US Foods Holding Corp *	10,718	411,142
Verisk Analytics Inc	7,890	1,378,541
Viatris Inc	60,067	858,357
West Pharmaceutical Services Inc	3,653	1,311,792
WEX Inc *	2,236	433,560
Zimmer Biomet Holdings Inc	10,377	1,668,829

		101,393,215

Energy - 4.2%

Antero Midstream Corp	16,609	172,567
APA Corp	18,414	398,295
Baker Hughes Co	36,635	837,842
Cabot Oil & Gas Corp	18,897	329,942
Cheniere Energy Inc *	11,561	1,002,801
Cimarex Energy Co	4,861	352,179
Continental Resources Inc	3,231	122,875
Devon Energy Corp	33,511	978,186
Diamondback Energy Inc	8,984	843,508
Enphase Energy Inc *	6,554	1,203,511
EQT Corp *	13,956	310,660
First Solar Inc *	5,266	476,626
Halliburton Co	44,046	1,018,343
Hess Corp	13,785	1,203,706
HollyFrontier Corp	7,580	249,382
Marathon Oil Corp	38,785	528,252
Marathon Petroleum Corp	32,411	1,958,273
New Fortress Energy Inc	1,316	49,850
NOV Inc *	19,699	301,789
Occidental Petroleum Corp	42,010	1,313,653
ONEOK Inc	22,051	1,226,918
Phillips 66	21,768	1,868,130
Pioneer Natural Resources Co	10,729	1,743,677
Plug Power Inc *	24,871	850,339
Shoals Technologies Group Inc ‘A’ *	4,512	160,176
Sunrun Inc *	9,906	552,557
Targa Resources Corp	11,123	494,417
Texas Pacific Land Corp	292	467,124
The Williams Cos Inc	60,433	1,604,496
Valero Energy Corp	20,297	1,584,790

		24,204,864

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Financial - 18.1%

Affiliated Managers Group Inc	2,062	$317,981
Aflac Inc	33,384	1,791,385
AGNC Investment Corp REIT	26,047	439,934
Air Lease Corp	5,406	225,646
Alexandria Real Estate Equities Inc REIT	7,270	1,322,704
Alleghany Corp *	671	447,604
Alliance Data Systems Corp	2,375	247,451
Ally Financial Inc	18,410	917,554
American Campus Communities Inc REIT	6,605	308,586
American Financial Group Inc	3,369	420,182
American Homes 4 Rent ‘A’ REIT	13,851	538,111
Americold Realty Trust REIT	12,545	474,828
Ameriprise Financial Inc	5,794	1,442,011
Annaly Capital Management Inc REIT	69,446	616,680
Apartment Income REIT Corp	7,859	372,752
Apollo Global Management Inc	8,707	541,575
Arch Capital Group Ltd *	19,314	752,087
Ares Management Corp ‘A’	6,832	434,447
Arthur J Gallagher & Co	10,056	1,408,644
Assurant Inc	3,085	481,815
Athene Holding Ltd ‘A’ *	5,781	390,217
AvalonBay Communities Inc REIT	6,929	1,446,013
Axis Capital Holdings Ltd	3,848	188,590
Bank of Hawaii Corp	2,001	168,524
Bank OZK	6,199	261,350
BOK Financial Corp	1,402	121,413
Boston Properties Inc REIT	7,759	889,104
Brighthouse Financial Inc *	4,099	186,668
Brixmor Property Group Inc REIT	14,321	327,808
Brookfield Property REIT Inc ‘A’	1,224	23,121
Brown & Brown Inc	11,650	619,081
Camden Property Trust REIT	4,666	619,038
Cboe Global Markets Inc	5,285	629,179
CBRE Group Inc ‘A’ *	16,597	1,422,861
Cincinnati Financial Corp	7,445	868,236
Citizens Financial Group Inc	21,117	968,637
CNA Financial Corp	1,447	65,824
Comerica Inc	6,832	487,395
Commerce Bancshares Inc	5,136	382,940
CoreSite Realty Corp REIT	2,166	291,544
Cousins Properties Inc REIT	7,068	259,961
Credit Acceptance Corp *	437	198,446
CubeSmart REIT	10,160	470,611
Cullen/Frost Bankers Inc	2,842	318,304
CyrusOne Inc REIT	6,102	436,415
Discover Financial Services	15,145	1,791,502
Douglas Emmett Inc REIT	7,973	268,052
Duke Realty Corp REIT	18,602	880,805
East West Bancorp Inc	6,925	496,453
EPR Properties REIT *	3,757	197,919
Equitable Holdings Inc	19,060	580,377
Equity LifeStyle Properties Inc REIT	8,609	639,735
Equity Residential REIT	18,319	1,410,563
Erie Indemnity Co ‘A’	1,247	241,107
Essex Property Trust Inc REIT	3,221	966,332
Evercore Inc ‘A’	2,005	282,244
Everest Re Group Ltd	1,932	486,883
Extra Space Storage Inc REIT	6,518	1,067,779
Federal Realty Investment Trust REIT	3,877	454,268
Fidelity National Financial Inc	11,198	486,665
Fifth Third Bancorp	34,877	1,333,348
First American Financial Corp	5,290	329,832
First Citizens BancShares Inc ‘A’	300	249,822
First Hawaiian Inc	6,579	186,449
First Horizon Corp	26,746	462,171
First Industrial Realty Trust Inc REIT	6,187	323,147
First Republic Bank	8,715	1,631,187
FNB Corp	15,024	185,246

	Shares	Value
Franklin Resources Inc	14,035	$448,980
Gaming and Leisure Properties Inc REIT	11,032	511,113
Globe Life Inc	5,041	480,155
GoHealth Inc ‘A’ *	1,950	21,860
Healthcare Trust of America Inc ‘A’ REIT	10,440	278,748
Healthpeak Properties Inc REIT	26,792	891,906
Highwoods Properties Inc REIT	5,221	235,833
Host Hotels & Resorts Inc REIT *	34,558	590,596
Hudson Pacific Properties Inc REIT	7,035	195,714
Huntington Bancshares Inc	72,852	1,039,598
Interactive Brokers Group Inc ‘A’	3,989	262,197
Invesco Ltd	16,574	443,023
Invitation Homes Inc REIT	28,215	1,052,137
Iron Mountain Inc REIT	14,140	598,405
Janus Henderson Group PLC	4,102	159,199
JBG SMITH Properties REIT	6,183	194,826
Jefferies Financial Group Inc	10,716	366,487
Jones Lang LaSalle Inc *	2,532	494,905
Kemper Corp	2,903	214,532
KeyCorp	48,077	992,790
Kilroy Realty Corp REIT	5,665	394,511
Kimco Realty Corp REIT	20,171	420,565
KKR & Co Inc	27,347	1,620,036
Lamar Advertising Co ‘A’ REIT	4,203	438,877
Lazard Ltd ‘A’	5,120	231,680
Lemonade Inc *	1,898	207,660
Life Storage Inc REIT	3,750	402,562
Lincoln National Corp	9,415	591,639
Loews Corp	11,021	602,298
LPL Financial Holdings Inc	3,986	538,030
M&T Bank Corp	6,376	926,497
Markel Corp *	672	797,469
Medical Properties Trust Inc REIT	28,306	568,951
Mercury General Corp	1,543	100,218
MGIC Investment Corp	17,144	233,158
Mid-America Apartment Communities Inc REIT	5,658	952,920
Nasdaq Inc	5,676	997,841
National Retail Properties Inc REIT	8,783	411,747
New Residential Investment Corp REIT	22,606	239,398
New York Community Bancorp Inc	22,834	251,631
Northern Trust Corp	10,204	1,179,786
Old Republic International Corp	13,908	346,448
Omega Healthcare Investors Inc REIT	12,091	438,782
OneMain Holdings Inc	4,400	263,604
PacWest Bancorp	5,924	243,832
Park Hotels & Resorts Inc REIT *	11,158	229,966
People’s United Financial Inc	20,511	351,559
Pinnacle Financial Partners Inc	3,750	331,088
Popular Inc	3,990	299,450
Primerica Inc	1,883	288,363
Principal Financial Group Inc	13,354	843,839
Prosperity Bancshares Inc	4,300	308,740
Prudential Financial Inc	19,606	2,009,027
Raymond James Financial Inc	6,105	793,039
Rayonier Inc REIT	7,175	257,798
Realty Income Corp REIT	18,575	1,239,695
Regency Centers Corp REIT	8,299	531,717
Regions Financial Corp	47,783	964,261
Reinsurance Group of America Inc	3,296	375,744
RenaissanceRe Holdings Ltd (Bermuda)	2,441	363,270
Rexford Industrial Realty Inc REIT	6,940	395,233
Rocket Cos Inc ‘A’	6,723	130,090
Santander Consumer USA Holdings Inc	2,994	108,742
SBA Communications Corp REIT	5,384	1,715,881
SEI Investments Co	5,442	337,241
Signature Bank	2,787	684,627
Simon Property Group Inc REIT	16,214	2,115,603
SL Green Realty Corp REIT	3,361	268,880
SLM Corp	15,991	334,852

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Spirit Realty Capital Inc REIT	5,795	$277,233
Starwood Property Trust Inc REIT	13,243	346,569
State Street Corp	17,276	1,421,469
Sterling Bancorp	9,155	226,952
Stifel Financial Corp	5,068	328,710
STORE Capital Corp REIT	12,255	422,920
Sun Communities Inc REIT	5,493	941,500
SVB Financial Group *	2,687	1,495,127
Synchrony Financial	28,842	1,399,414
Synovus Financial Corp	7,423	325,721
T Rowe Price Group Inc	11,200	2,217,264
TFS Financial Corp	2,694	54,688
The Carlyle Group Inc	8,064	374,815
The Hanover Insurance Group Inc	1,774	240,625
The Hartford Financial Services Group Inc	17,731	1,098,790
The Howard Hughes Corp *	2,147	209,247
The Western Union Co	20,102	461,743
Tradeweb Markets Inc ‘A’	5,215	440,980
UDR Inc REIT	14,540	712,169
Umpqua Holdings Corp	11,167	206,031
Unum Group	10,322	293,145
Upstart Holdings Inc *	571	71,318
UWM Holdings Corp	2,116	17,880
Ventas Inc REIT	18,630	1,063,773
VEREIT Inc REIT	11,460	526,358
VICI Properties Inc REIT	26,691	827,955
Virtu Financial Inc ‘A’	4,636	128,093
Vornado Realty Trust REIT	8,559	399,449
Voya Financial Inc	5,983	367,954
Webster Financial Corp	4,544	242,377
Weingarten Realty Investors REIT	5,636	180,747
Welltower Inc REIT	20,763	1,725,405
Western Alliance Bancorp	5,135	476,785
Weyerhaeuser Co REIT	37,243	1,281,904
White Mountains Insurance Group Ltd	168	192,869
Willis Towers Watson PLC	6,384	1,468,448
Wintrust Financial Corp	2,858	216,151
WP Carey Inc REIT	8,769	654,343
WR Berkley Corp	6,860	510,590
Zions Bancorp NA	7,885	416,801

		102,911,304

Industrial - 13.4%

Acuity Brands Inc	1,727	323,001
Advanced Drainage Systems Inc	2,795	325,813
AECOM *	6,894	436,528
AGCO Corp	3,136	408,872
Agilent Technologies Inc	15,125	2,235,626
Allegion PLC	4,461	621,417
Amcor PLC	76,581	877,618
AMETEK Inc	11,460	1,529,910
Amphenol Corp ‘A’	29,029	1,985,874
AO Smith Corp	6,495	468,030
AptarGroup Inc	3,379	475,898
Ardagh Group SA	635	15,570
Armstrong World Industries Inc	2,262	242,622
Arrow Electronics Inc *	3,605	410,357
Avnet Inc	4,976	199,438
Axon Enterprise Inc *	3,175	561,340
Ball Corp	15,978	1,294,538
Berry Global Group Inc *	6,559	427,778
Builders FirstSource Inc *	10,182	434,364
BWX Technologies Inc	4,549	264,388
Carlisle Cos Inc	2,552	488,402
Carrier Global Corp	43,226	2,100,784
CH Robinson Worldwide Inc	6,554	613,913
ChargePoint Holdings Inc *	6,217	215,979
Clean Harbors Inc *	2,427	226,051
Cognex Corp	8,508	715,097
Coherent Inc *	1,176	310,864

	Shares	Value
Colfax Corp *	6,030	$276,234
Crane Co	2,470	228,154
Crown Holdings Inc	6,416	655,779
Curtiss-Wright Corp	1,970	233,957
Donaldson Co Inc	6,177	392,425
Dover Corp	7,133	1,074,230
Eagle Materials Inc	1,978	281,094
Expeditors International of Washington Inc	8,362	1,058,629
Flowserve Corp	6,194	249,742
Fortive Corp	16,239	1,132,508
Fortune Brands Home & Security Inc	6,823	679,639
frontdoor Inc *	4,346	216,518
Garmin Ltd	7,524	1,088,271
Gates Industrial Corp PLC *	4,325	78,153
Generac Holdings Inc *	3,048	1,265,377
Graco Inc	8,384	634,669
Graphic Packaging Holding Co	14,461	262,322
Hayward Holdings Inc *	1,906	49,594
HEICO Corp	2,150	299,753
HEICO Corp ‘A’	3,949	490,387
Hexcel Corp *	4,232	264,077
Howmet Aerospace Inc *	19,472	671,200
Hubbell Inc	2,690	502,600
Huntington Ingalls Industries Inc	1,930	406,747
IDEX Corp	3,774	830,469
Ingersoll Rand Inc *	18,636	909,623
ITT Inc	4,202	384,861
Jabil Inc	7,170	416,720
Jacobs Engineering Group Inc	6,423	856,957
JB Hunt Transport Services Inc	4,154	676,894
Kansas City Southern	4,505	1,276,582
Keysight Technologies Inc *	9,215	1,422,888
Kirby Corp *	3,025	183,436
Knight-Swift Transportation Holdings Inc	7,989	363,180
Landstar System Inc	1,831	289,335
Lennox International Inc	1,692	593,554
Lincoln Electric Holdings Inc	2,769	364,705
Littelfuse Inc	1,195	304,474
Louisiana-Pacific Corp	5,064	305,309
Martin Marietta Materials Inc	3,091	1,087,445
Masco Corp	12,573	740,675
MasTec Inc *	2,789	295,913
MDU Resources Group Inc	9,584	300,363
Mercury Systems Inc *	2,772	183,728
Mettler-Toledo International Inc *	1,141	1,580,673
MSA Safety Inc	1,847	305,826
National Instruments Corp	6,542	276,596
Nordson Corp	2,841	623,628
nVent Electric PLC	8,425	263,197
Old Dominion Freight Line Inc	5,085	1,290,573
Oshkosh Corp	3,438	428,512
Otis Worldwide Corp	21,366	1,747,098
Owens Corning	5,178	506,926
Packaging Corp of America	4,633	627,401
Parker-Hannifin Corp	6,395	1,963,968
Pentair PLC	8,130	548,694
Regal Beloit Corp	2,055	274,363
Republic Services Inc	10,444	1,148,944
Rockwell Automation Inc	5,770	1,650,335
Ryder System Inc	2,660	197,718
Schneider National Inc ‘B’	2,307	50,223
Sealed Air Corp	7,545	447,041
Sensata Technologies Holding PLC *	7,546	437,442
Silgan Holdings Inc	4,393	182,309
Snap-on Inc	2,653	592,760
Sonoco Products Co	4,832	323,261
Spirit AeroSystems Holdings Inc ‘A’	4,984	235,195
Stanley Black & Decker Inc	8,023	1,644,635
Stericycle Inc *	4,404	315,106
SYNNEX Corp	2,108	256,670

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Teledyne Technologies Inc *	2,276	$953,257
Textron Inc	11,212	771,049
The AZEK Co Inc *	5,445	231,195
The Middleby Corp *	2,697	467,282
The Timken Co	3,215	259,097
The Toro Co	5,272	579,287
TopBuild Corp *	1,639	324,161
Trane Technologies PLC	11,865	2,184,821
TransDigm Group Inc *	2,569	1,662,888
Trex Co Inc *	5,706	583,210
Trimble Inc *	12,446	1,018,456
Universal Display Corp	2,103	467,560
Valmont Industries Inc	991	233,926
Vertiv Holdings Co	13,972	381,436
Vontier Corp	8,401	273,705
Vulcan Materials Co	6,572	1,143,988
Waters Corp *	3,039	1,050,309
Westinghouse Air Brake Technologies Corp	8,986	739,548
Westrock Co	12,929	688,081
Woodward Inc	2,862	351,683
XPO Logistics Inc *	4,611	645,033
Xylem Inc	8,897	1,067,284

		76,485,592

Technology - 13.9%

Akamai Technologies Inc *	7,978	930,235
Allegro MicroSystems Inc * (Japan)	2,357	65,289
Alteryx Inc ‘A’ *	2,921	251,264
Amdocs Ltd	6,348	491,081
ANSYS Inc *	4,329	1,502,423
Aspen Technology Inc *	3,312	455,532
Bentley Systems Inc ‘B’	6,699	433,961
Bill.Com Holdings Inc *	3,677	673,553
Black Knight Inc *	7,466	582,199
Broadridge Financial Solutions Inc	5,747	928,313
Brooks Automation Inc	3,637	346,533
C3.ai Inc ‘A’ *	1,059	66,219
CACI International Inc ‘A’ *	1,155	294,664
Cadence Design Systems Inc *	13,661	1,869,098
CDK Global Inc	5,855	290,935
Ceridian HCM Holding Inc *	6,418	615,615
Cerner Corp	14,982	1,170,993
Change Healthcare Inc *	12,305	283,507
Cirrus Logic Inc *	2,932	249,572
Citrix Systems Inc	6,155	721,797
Clarivate PLC * (United Kingdom)	20,476	563,704
Cloudflare Inc ‘A’ *	12,491	1,322,047
Concentrix Corp *	2,108	338,966
Coupa Software Inc *	3,664	960,371
Cree Inc *	5,780	566,035
Crowdstrike Holdings Inc ‘A’ *	8,017	2,014,752
Datadog Inc ‘A’ *	11,263	1,172,253
Datto Holding Corp *	984	27,395
DocuSign Inc *	9,481	2,650,603
DoubleVerify Holdings Inc *	757	32,051
Dropbox Inc ‘A’ *	15,146	459,075
Duck Creek Technologies Inc *	3,680	160,117
DXC Technology Co *	12,433	484,141
Dynatrace Inc *	9,006	526,131
Elastic NV *	3,465	505,058
Entegris Inc	6,662	819,226
EPAM Systems Inc *	2,674	1,366,307
Everbridge Inc *	1,923	261,682
Fair Isaac Corp *	1,386	696,714
Fastly Inc ‘A’ *	5,253	313,079
Five9 Inc *	3,318	608,488
Fortinet Inc *	6,656	1,585,393
Genpact Ltd	9,100	413,413
Globant SA *	1,882	412,497
Guidewire Software Inc *	4,115	463,843

	Shares	Value
Hewlett Packard Enterprise Co	64,619	$942,145
HP Inc	62,006	1,871,961
HubSpot Inc *	2,215	1,290,725
IPG Photonics Corp *	1,799	379,175
Jack Henry & Associates Inc	3,669	599,918
Jamf Holding Corp *	2,628	88,222
Leidos Holdings Inc	7,015	709,217
Lumentum Holdings Inc *	3,634	298,097
Manhattan Associates Inc *	3,094	448,135
Marvell Technology Inc	40,135	2,341,075
Maxim Integrated Products Inc	13,291	1,400,340
McAfee Corp ‘A’	2,221	62,232
Medallia Inc *	5,145	173,644
Microchip Technology Inc	12,406	1,857,674
MKS Instruments Inc	2,772	493,277
MongoDB Inc *	2,605	941,760
Monolithic Power Systems Inc	2,237	835,408
MSCI Inc	3,986	2,124,857
nCino Inc *	2,338	140,093
NCR Corp *	6,149	280,456
NetApp Inc	11,036	902,966
New Relic Inc *	2,721	182,225
Nuance Communications Inc *	14,159	770,816
Nutanix Inc ‘A’ *	9,578	366,071
ON Semiconductor Corp *	21,052	805,871
Palantir Technologies Inc ‘A’ *	80,746	2,128,465
Paychex Inc	16,010	1,717,873
Paycom Software Inc *	2,555	928,666
Pegasystems Inc	2,001	278,519
Playtika Holding Corp *	3,869	92,237
PTC Inc *	5,176	731,162
Pure Storage Inc ‘A’ *	13,367	261,058
Qorvo Inc *	5,616	1,098,770
RingCentral Inc ‘A’ *	3,993	1,160,286
Science Applications International Corp	2,763	242,398
Signify Health Inc ‘A’ *	1,137	34,599
Skillz Inc *	14,632	317,807
Skyworks Solutions Inc	8,198	1,571,967
Slack Technologies Inc ‘A’ *	24,634	1,091,286
Smartsheet Inc ‘A’ *	5,973	431,967
SolarWinds Corp *	3,818	64,486
Splunk Inc *	8,142	1,177,170
SS&C Technologies Holdings Inc	11,137	802,532
Synopsys Inc *	7,542	2,080,008
Take-Two Interactive Software Inc *	5,674	1,004,411
Teradata Corp *	5,500	274,835
Teradyne Inc	8,260	1,106,510
Tyler Technologies Inc *	2,001	905,192
Unity Software Inc *	7,313	803,187
Veeva Systems Inc ‘A’ *	6,809	2,117,259
Western Digital Corp *	15,254	1,085,627
Xerox Holdings Corp	7,609	178,735
Xilinx Inc	12,226	1,768,369
Zebra Technologies Corp ‘A’ *	2,646	1,401,031
Zscaler Inc *	3,841	829,886
Zynga Inc ‘A’ *	49,632	527,588

		79,466,370

Utilities - 4.3%

Alliant Energy Corp	12,393	691,034
Ameren Corp	12,703	1,016,748
American Water Works Co Inc	9,026	1,391,177
Atmos Energy Corp	6,428	617,795
Avangrid Inc	2,877	147,964
Brookfield Renewable Corp ‘A’	6,345	266,109
CenterPoint Energy Inc	28,880	708,138
CMS Energy Corp	14,226	840,472
Consolidated Edison Inc	17,073	1,224,476
DTE Energy Co	9,592	1,243,123
Edison International	18,742	1,083,662

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Entergy Corp	9,961	$993,112
Essential Utilities Inc	10,997	502,563
Evergy Inc	11,224	678,266
Eversource Energy	17,063	1,369,135
FirstEnergy Corp	27,040	1,006,158
Hawaiian Electric Industries Inc	5,034	212,837
IDACORP Inc	2,557	249,307
National Fuel Gas Co	4,411	230,475
NiSource Inc	20,103	492,523
NRG Energy Inc	11,899	479,530
OGE Energy Corp	9,657	324,958
PG&E Corp *	75,062	763,381
Pinnacle West Capital Corp	5,510	451,655
PPL Corp	38,307	1,071,447
Public Service Enterprise Group Inc	25,071	1,497,742
The AES Corp	32,826	855,774
UGI Corp	10,203	472,501
Vistra Corp	23,798	441,453
WEC Energy Group Inc	15,687	1,395,359
Xcel Energy Inc	26,690	1,758,337

		24,477,211

Total Common Stocks (Cost $458,252,645)		555,105,327

EXCHANGE-TRADED FUND - 1.3%

iShares Russell Mid-Cap	92,700	7,345,548

Total Exchange-Traded Fund (Cost $7,006,791)		7,345,548

	Principal Amount

SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $6,826,932; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $6,963,481)	$6,826,932	6,826,932

Total Short-Term Investment (Cost $6,826,932)		6,826,932

TOTAL INVESTMENTS - 99.8% (Cost $472,086,368)		569,277,807

DERIVATIVES - (0.0%)		(33,827)

OTHER ASSETS & LIABILITIES, NET - 0.2%		991,276

NET ASSETS - 100.0%		$570,235,256

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	18.1%
Consumer, Non-Cyclical	17.8%
Consumer, Cyclical	13.9%
Technology	13.9%
Industrial	13.4%
Communications	8.6%
Utilities	4.3%
Energy	4.2%
Basic Materials	3.1%
Others (each less than 3.0%)	2.5%

	99.8%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	0.2%

	100.0%

(b)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/21	13	$2,752,360	$2,787,590	$35,230
S&P MID 400 E-Mini Index	09/21	18	4,915,377	4,846,320	(69,057)

Total Futures Contracts					($33,827)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$555,105,327	$555,105,327	$-	$-
	Exchange-Traded Fund	7,345,548	7,345,548	-	-
	Short-Term Investment	6,826,932	-	6,826,932	-
	Derivatives:
	Equity Contracts
	Futures	35,230	35,230	-	-

	Total Assets	569,313,037	562,486,105	6,826,932	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(69,057)	(69,057)	-	-

	Total Liabilities	(69,057)	(69,057)	-	-

	Total	$569,243,980	$562,417,048	$6,826,932	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Contra Aduro Biotechnologies Inc - Contingent Value Rights * Ω ±	758	$2,274
Oncternal Therapeutics Inc - Contingent Value Rights * Ω ±	33	34

		2,308

Total Rights (Cost $68)		2,308

COMMON STOCKS - 97.0%

Basic Materials - 2.7%

Allegheny Technologies Inc *	6,877	143,385
American Vanguard Corp	653	11,434
Amyris Inc *	1,660	27,174
Balchem Corp	2,841	372,910
Cabot Corp	5,019	285,732
Century Aluminum Co *	259	3,338
Codexis Inc *	5,331	120,800
Coeur Mining Inc *	14,595	129,604
Compass Minerals International Inc	3,020	178,965
Danimer Scientific Inc *	6,090	152,554
Energy Fuels Inc *	10,686	64,650
Ferro Corp *	6,040	130,283
Gatos Silver Inc *	2,553	44,652
Hawkins Inc	1,156	37,859
HB Fuller Co	843	53,623
Hecla Mining Co	13,877	103,245
Ingevity Corp *	3,548	288,665
Innospec Inc	660	59,803
Kaiser Aluminum Corp	170	20,993
Kronos Worldwide Inc	423	6,057
Livent Corp *	12,991	251,506
Marrone Bio Innovations Inc *	8,861	14,709
MP Materials Corp *	6,450	237,747
Novagold Resources Inc * (Canada)	20,954	167,842
Orion Engineered Carbons SA * (Germany)	5,375	102,071
Perpetua Resources Corp *	2,363	17,250
PolyMet Mining Corp * (Canada)	852	3,076
Quaker Chemical Corp	1,189	282,019
Rogers Corp *	1,456	292,365
Schnitzer Steel Industries Inc ’A’	211	10,350
Sensient Technologies Corp	1,932	167,234
Stepan Co	173	20,807
United States Lime & Minerals Inc	8	1,113
Ur-Energy Inc *	14,646	20,504
Uranium Energy Corp *	18,612	49,508
Zymergen Inc *	279	11,163

		3,884,990

Communications - 6.1%

1-800-Flowers.com Inc ’A’ *	2,359	75,181
A10 Networks Inc *	4,516	50,850
ADTRAN Inc	358	7,393
AMC Networks Inc ’A’ *	1,319	88,109
Anterix Inc *	290	17,397
CalAmp Corp *	3,139	39,928
Calix Inc *	4,011	190,523
Cambium Networks Corp *	802	38,777
Cargurus Inc *	8,206	215,243
CarParts.com Inc *	4,206	85,634
Cars.com Inc *	907	12,997
Casa Systems Inc *	2,957	26,229
ChannelAdvisor Corp *	1,830	44,853
Cincinnati Bell Inc *	1,241	19,136
Clear Channel Outdoor Holdings Inc *	2,975	7,854
Clearfield Inc *	1,038	38,873

	Shares	Value
Cogent Communications Holdings Inc	3,771	$289,952
CuriosityStream Inc *	410	5,592
Digital Media Solutions Inc ’A’ *	139	1,346
DZS Inc *	688	14,276
Eventbrite Inc ’A’ *	6,647	126,293
EverQuote Inc ’A’ *	1,672	54,641
Extreme Networks Inc *	11,057	123,396
fuboTV Inc *	11,643	373,857
Globalstar Inc *	46,916	83,510
Gogo Inc *	396	4,506
Groupon Inc *	1,771	76,436
Harmonic Inc *	1,640	13,973
Houghton Mifflin Harcourt Co *	10,633	117,388
HyreCar Inc *	1,566	32,761
IDT Corp ’B’ *	1,344	49,674
iHeartMedia Inc ’A’ *	4,546	122,424
Infinera Corp *	15,860	161,772
Inseego Corp *	1,601	16,154
InterDigital Inc	1,103	80,552
Iridium Communications Inc *	7,975	318,920
Liquidity Services Inc *	2,350	59,808
LiveXLive Media Inc *	4,726	22,307
Loral Space & Communications Inc (Canada)	1,131	43,939
Magnite Inc *	9,301	314,746
MDC Partners Inc ’A’ *	668	3,908
MediaAlpha Inc ’A’ *	1,685	70,939
Meredith Corp *	2,282	99,130
Mimecast Ltd *	5,276	279,892
National CineMedia Inc	492	2,494
Ooma Inc *	1,119	21,104
Open Lending Corp ’A’ *	9,229	397,678
ORBCOMM Inc *	6,625	74,465
Overstock.com Inc *	3,810	351,282
Perficient Inc *	2,885	232,012
Plantronics Inc *	1,285	53,623
Q2 Holdings Inc *	4,824	494,846
QuinStreet Inc *	4,401	81,771
Quotient Technology Inc *	7,864	85,010
Revolve Group Inc *	2,003	138,007
Shenandoah Telecommunications Co	1,433	69,515
Shutterstock Inc	2,075	203,703
Sinclair Broadcast Group Inc ’A’	723	24,018
Stamps.com Inc *	1,066	213,509
Stitch Fix Inc ’A’ *	5,233	315,550
TechTarget Inc *	2,261	175,205
The RealReal Inc *	6,961	137,549
Thryv Holdings Inc *	470	16,812
Tucows Inc ’A’ *	835	67,067
Upwork Inc *	10,320	601,553
Value Line Inc	93	2,883
Viavi Solutions Inc *	18,027	318,357
Vonage Holdings Corp *	21,367	307,898
WideOpenWest Inc *	2,958	61,260
Yelp Inc *	5,961	238,202
Zix Corp *	4,842	34,136

		8,640,578

Consumer, Cyclical - 14.0%

Abercrombie & Fitch Co ’A’ *	490	22,751
Accel Entertainment Inc *	4,978	59,089
Acushnet Holdings Corp	918	45,349
Adient PLC *	1,095	49,494
Allegiant Travel Co *	1,353	262,482
America’s Car-Mart Inc *	458	64,908
American Axle & Manufacturing Holdings Inc *	5,064	52,412
American Eagle Outfitters Inc	13,471	505,567
Arcimoto Inc *	2,428	41,737
Arko Corp *	1,768	16,248
Asbury Automotive Group Inc *	1,714	293,728
Aspen Aerogels Inc *	1,923	57,536

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
At Home Group Inc *	5,824	$214,556
Aterian Inc *	1,767	25,851
Avient Corp	868	42,671
Bally’s Corp *	2,887	156,216
Beacon Roofing Supply Inc *	3,741	199,208
Bed Bath & Beyond Inc *	1,122	37,351
BJ’s Restaurants Inc *	1,850	90,909
BJ’s Wholesale Club Holdings Inc *	9,038	430,028
Bloomin’ Brands Inc *	7,874	213,700
Blue Bird Corp *	683	16,979
BlueLinx Holdings Inc *	800	40,224
Boot Barn Holdings Inc *	2,554	214,664
Brinker International Inc *	4,019	248,575
Caleres Inc	3,318	90,548
Camping World Holdings Inc ’A’	3,784	155,106
Canoo Inc *	3,218	31,987
Casper Sleep Inc *	2,603	21,449
Cavco Industries Inc *	572	127,093
Century Casinos Inc *	2,436	32,715
Century Communities Inc	1,712	113,916
Chicken Soup For The Soul Entertainment Inc *	273	11,302
Chico’s FAS Inc *	2,571	16,917
Chuy’s Holdings Inc *	827	30,814
Cinemark Holdings Inc *	7,916	173,756
Citi Trends Inc *	795	69,165
Clarus Corp	2,089	53,687
Commercial Vehicle Group Inc *	1,098	11,672
Core-Mark Holding Co Inc	1,283	57,748
Cracker Barrel Old Country Store Inc	2,098	311,469
Crocs Inc *	5,724	666,960
Dana Inc	6,942	164,942
Dave & Buster’s Entertainment Inc *	1,765	71,659
Denny’s Corp *	4,184	68,994
Designer Brands Inc ’A’ *	5,347	88,493
Diamond Resorts International Inc - Escrow Receipt * Ω ±	5,554	-
Dine Brands Global Inc *	1,443	128,788
Dorman Products Inc *	2,352	243,832
Douglas Dynamics Inc	2,074	84,391
Drive Shack Inc *	3,625	11,999
Duluth Holdings Inc ’B’ *	1,119	23,107
Escalade Inc	303	6,954
Esports Technologies Inc *	188	3,959
Everi Holdings Inc *	7,442	185,603
EVI Industries Inc *	504	14,314
FirstCash Inc	273	20,868
Fisker Inc *	12,871	248,153
Forestar Group Inc *	351	7,339
Fox Factory Holding Corp *	3,732	580,923
Franchise Group Inc	370	13,050
Frontier Group Holdings Inc *	2,987	50,898
Full House Resorts Inc *	2,948	29,303
Funko Inc ’A’ *	2,364	50,306
GAN Ltd * (United Kingdom)	388	6,379
Gentherm Inc *	2,926	207,892
Global Industrial Co	879	32,268
Golden Entertainment Inc *	1,510	67,648
Golden Nugget Online Gaming Inc *	2,815	35,919
Green Brick Partners Inc *	760	17,282
GrowGeneration Corp *	4,785	230,159
Guess? Inc	502	13,253
H&E Equipment Services Inc	2,933	97,581
Hamilton Beach Brands Holding Co ’A’	316	7,037
Haverty Furniture Cos Inc	657	28,093
Healthcare Services Group Inc	3,517	111,032
Hibbett Inc *	1,198	107,377
Hilton Grand Vacations Inc *	7,555	312,701
HNI Corp	491	21,589
Hooker Furniture Corp	169	5,854

	Shares	Value
Hyliion Holdings Corp *	1,989	$23,172
IMAX Corp *	440	9,460
Installed Building Products Inc	2,096	256,467
Interface Inc	1,329	20,334
International Game Technology PLC *	8,871	212,549
iRobot Corp *	2,249	210,034
Jack in the Box Inc	272	30,312
JOANN Inc	1,074	16,916
Johnson Outdoors Inc ’A’	294	35,574
KB Home	1,409	57,374
Kirkland’s Inc *	1,257	28,760
Kontoor Brands Inc	4,605	259,768
Kopin Corp *	6,905	56,483
Kura Sushi USA Inc ’A’ *	308	11,707
LCI Industries	2,208	290,175
LGI Homes Inc *	1,954	316,431
Liberty Media Corp-Liberty Braves ’A’ *	841	23,733
Liberty Media Corp-Liberty Braves ’C’ *	3,204	88,975
Liberty TripAdvisor Holdings Inc ’A’ *	5,048	20,545
Lindblad Expeditions Holdings Inc *	2,692	43,099
Lordstown Motors Corp ’A’ *	937	10,363
Malibu Boats Inc ’A’ *	1,839	134,854
Marine Products Corp	790	12,198
MarineMax Inc *	986	48,058
MasterCraft Boat Holdings Inc *	1,695	44,562
MDC Holdings Inc	1,394	70,536
Meritage Homes Corp *	182	17,123
Meritor Inc *	5,226	122,393
Miller Industries Inc	47	1,854
Modine Manufacturing Co *	574	9,523
Monarch Casino & Resort Inc *	923	61,075
Murphy USA Inc	2,224	296,615
National Vision Holdings Inc *	7,234	369,874
Nautilus Inc *	718	12,098
Navistar International Corp *	748	33,286
Neogames SA * (Israel)	494	30,366
Nikola Corp *	17,702	319,698
Noodles & Co *	3,637	45,390
Nu Skin Enterprises Inc ’A’	1,970	111,601
OneSpaWorld Holdings Ltd * (Bahamas)	2,349	22,762
OneWater Marine Inc ’A’	932	39,172
OptimizeRx Corp *	1,503	93,036
Oxford Industries Inc	137	13,541
Papa John’s International Inc	2,923	305,278
Party City Holdco Inc *	9,828	91,695
PetMed Express Inc	1,500	47,775
PLBY Group Inc *	958	37,257
PriceSmart Inc	151	13,743
Purple Innovation Inc *	4,449	117,498
RCI Hospitality Holdings Inc	740	48,988
Red Robin Gourmet Burgers Inc *	1,396	46,222
Red Rock Resorts Inc ’A’ *	5,460	232,050
Regis Corp *	1,881	17,606
Resideo Technologies Inc *	1,524	45,720
REV Group Inc	410	6,433
Rocky Brands Inc	53	2,947
Romeo Power Inc *	2,887	23,500
Rush Street Interactive Inc *	4,591	56,286
Ruth’s Hospitality Group Inc *	2,985	68,745
Sally Beauty Holdings Inc *	9,960	219,817
Scientific Games Corp ’A’ *	8,516	659,479
SeaWorld Entertainment Inc *	2,517	125,699
Shake Shack Inc ’A’ *	3,308	354,022
Shift Technologies Inc *	1,060	9,095
Shoe Carnival Inc	741	53,048
Signet Jewelers Ltd (NYSE) *	3,605	291,248
Skyline Champion Corp *	4,643	247,472
Sleep Number Corp *	1,035	113,798
Sonos Inc *	10,648	375,129
Sportsman’s Warehouse Holdings Inc *	3,865	68,681

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Steven Madden Ltd	7,282	$318,660
Sun Country Airlines Holdings Inc *	1,571	58,143
Superior Group of Cos Inc	290	6,934
Target Hospitality Corp *	3,247	12,046
Taylor Morrison Home Corp *	1,340	35,403
Tenneco Inc ’A’ *	5,763	111,341
Texas Roadhouse Inc	6,176	594,131
The Buckle Inc	2,502	124,475
The Cheesecake Factory Inc *	3,837	207,889
The Children’s Place Inc *	1,255	116,790
The Lovesac Co *	1,137	90,721
The ONE Group Hospitality Inc *	1,759	19,384
The Shyft Group Inc	3,055	114,288
Titan International Inc *	785	6,657
Tri Pointe Homes Inc *	785	16,823
Urban Outfitters Inc *	4,284	176,586
Velodyne Lidar Inc *	6,238	66,372
Visteon Corp *	2,450	296,303
Wabash National Corp	503	8,048
WESCO International Inc *	715	73,516
Wingstop Inc	2,636	415,513
Winmark Corp	101	19,400
Winnebago Industries Inc	2,878	195,589
Wolverine World Wide Inc	7,248	243,823
Workhorse Group Inc *	986	16,358
XL Fleet Corp *	427	3,557
XPEL Inc *	1,596	133,857

		19,872,160

Consumer, Non-Cyclical - 34.0%

22nd Century Group Inc *	13,432	62,190
2U Inc *	5,371	223,810
4D Molecular Therapeutics Inc *	82	1,975
9 Meters Biopharma Inc *	18,785	20,663
ACADIA Pharmaceuticals Inc *	10,580	258,046
Accelerate Diagnostics Inc *	2,930	23,616
Accolade Inc *	4,450	241,679
Accuray Inc *	8,355	37,765
Aclaris Therapeutics Inc *	3,841	67,448
Acutus Medical Inc *	1,366	23,195
Addus HomeCare Corp *	574	50,076
Aerie Pharmaceuticals Inc *	3,723	59,605
Affimed NV * (Germany)	10,287	87,439
Agenus Inc *	17,446	95,779
Agiliti Inc *	2,006	43,871
Akebia Therapeutics Inc *	6,119	23,191
Akero Therapeutics Inc *	1,716	42,574
Akoya Biosciences Inc *	647	12,513
Alarm.com Holdings Inc *	4,182	354,215
Albireo Pharma Inc *	1,179	41,477
Aldeyra Therapeutics Inc *	4,301	48,730
Alector Inc *	5,099	106,212
Aligos Therapeutics Inc *	1,649	33,615
Alkermes PLC *	14,185	347,816
Allakos Inc *	3,085	263,366
Allogene Therapeutics Inc *	2,414	62,957
Allovir Inc *	2,592	51,166
Alphatec Holdings Inc *	5,631	86,267
Alpine Immune Sciences Inc *	1,011	9,099
Alta Equipment Group Inc *	395	5,250
ALX Oncology Holdings Inc *	1,567	85,684
Amicus Therapeutics Inc *	23,268	224,304
AMN Healthcare Services Inc *	4,243	411,486
Amneal Pharmaceuticals Inc *	8,949	45,819
Amphastar Pharmaceuticals Inc *	996	20,079
Ampio Pharmaceuticals Inc *	16,858	28,153
Anavex Life Sciences Corp *	5,502	125,776
Angion Biomedica Corp *	509	6,627
Antares Pharma Inc *	15,039	65,570
Apellis Pharmaceuticals Inc *	5,747	363,210

	Shares	Value
AppHarvest Inc *	4,231	$67,696
Applied Molecular Transport Inc *	2,175	99,484
Applied Therapeutics Inc *	1,190	24,728
Apria Inc *	343	9,604
Apyx Medical Corp *	2,768	28,538
AquaBounty Technologies Inc *	1,602	8,587
Arbutus Biopharma Corp * (Canada)	675	2,045
Arcutis Biotherapeutics Inc *	247	6,741
Ardelyx Inc *	5,714	43,312
Arena Pharmaceuticals Inc *	506	34,509
Arlo Technologies Inc *	7,301	49,428
Arrowhead Pharmaceuticals Inc *	8,969	742,813
Arvinas Inc *	3,862	297,374
Asensus Surgical Inc *	6,507	20,627
ASGN Inc *	4,112	398,576
Aspira Women’s Health Inc *	6,484	36,440
Atara Biotherapeutics Inc *	623	9,688
Atea Pharmaceuticals Inc *	514	11,041
Athenex Inc *	4,519	20,878
Athersys Inc *	15,204	21,894
Atossa Therapeutics Inc *	762	4,816
AtriCure Inc *	3,958	313,988
Atrion Corp	124	76,995
Aveanna Healthcare Holdings Inc *	3,463	42,837
Avid Bioservices Inc *	5,054	129,635
Avidity Biosciences Inc *	463	11,441
Avita Medical Inc *	2,102	43,133
Axogen Inc *	3,378	72,999
Axonics Inc *	3,677	233,159
Axsome Therapeutics Inc *	2,457	165,749
Beam Therapeutics Inc *	4,158	535,176
BellRing Brands Inc ’A’ *	2,317	72,615
Berkeley Lights Inc *	4,232	189,636
Beyondspring Inc *	2,061	21,517
BioAtla Inc *	1,069	45,304
BioCryst Pharmaceuticals Inc *	1,629	25,754
BioDelivery Sciences International Inc *	8,162	29,220
Biodesix Inc *	1,061	14,016
Biohaven Pharmaceutical Holding Co Ltd *	3,206	311,238
BioLife Solutions Inc *	2,163	96,275
Biomea Fusion Inc *	758	11,832
Bionano Genomics Inc *	24,883	182,392
Bioventus Inc ’A’ *	641	11,282
Bioxcel Therapeutics Inc *	1,349	39,202
Blueprint Medicines Corp *	4,834	425,199
Bridgebio Pharma Inc *	6,387	389,352
Brooklyn ImmunoTherapeutics Inc *	1,830	32,958
Butterfly Network Inc *	2,865	41,485
C4 Therapeutics Inc *	3,041	115,071
Cadiz Inc *	72	979
CAI International Inc	357	19,992
Calavo Growers Inc	1,516	96,145
Cardiovascular Systems Inc *	3,465	147,782
CareDx Inc *	4,435	405,891
Carriage Services Inc	318	11,756
Cass Information Systems Inc	268	10,921
Cassava Sciences Inc *	3,385	289,214
Castle Biosciences Inc *	1,733	127,081
CEL-SCI Corp *	2,865	24,868
Celcuity Inc *	705	16,920
Celldex Therapeutics Inc *	2,726	91,157
Celsius Holdings Inc *	4,024	306,186
Central Garden & Pet Co *	266	14,079
Central Garden & Pet Co ’A’ *	1,473	71,146
Cerecor Inc *	4,443	14,529
Cerevel Therapeutics Holdings Inc *	3,098	79,371
Cerus Corp *	14,791	87,415
ChemoCentryx Inc *	346	4,633
Chimerix Inc *	4,630	37,040
ChromaDex Corp *	4,171	41,126

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Cimpress PLC * (Ireland)	1,553	$168,361
ClearPoint Neuro Inc *	1,678	32,033
Clene Inc *	1,337	15,028
Clovis Oncology Inc *	8,772	50,878
Coca-Cola Consolidated Inc	417	167,688
Codiak Biosciences Inc *	1,380	25,571
Cogent Biosciences Inc *	984	7,980
Coherus Biosciences Inc *	5,623	77,766
Collegium Pharmaceutical Inc *	3,129	73,970
Community Health Systems Inc *	9,591	148,085
CONMED Corp	2,566	352,645
Corcept Therapeutics Inc *	8,546	188,012
CorMedix Inc *	401	2,751
Cortexyme Inc *	1,765	93,545
CorVel Corp *	783	105,157
CRA International Inc	609	52,130
Crinetics Pharmaceuticals Inc *	2,762	52,064
Cross Country Healthcare Inc *	499	8,238
CryoLife Inc *	2,969	84,320
Cue Biopharma Inc *	2,621	30,535
Cullinan Oncology Inc *	71	1,828
Curis Inc *	6,658	53,730
Custom Truck One Source Inc *	460	4,379
Cutera Inc *	1,563	76,634
Cytokinetics Inc *	5,585	110,527
CytomX Therapeutics Inc *	4,846	30,675
CytoSorbents Corp *	3,789	28,607
Deciphera Pharmaceuticals Inc *	2,997	109,720
Denali Therapeutics Inc *	8,052	631,599
DermTech Inc *	2,097	87,172
Design Therapeutics Inc *	688	13,684
Dicerna Pharmaceuticals Inc *	6,097	227,540
Durect Corp *	20,089	32,745
Dynavax Technologies Corp *	9,561	94,176
Eagle Pharmaceuticals Inc *	473	20,244
Eargo Inc *	1,698	67,767
Edgewise Therapeutics Inc *	1,084	23,122
Editas Medicine Inc *	6,047	342,502
elf Beauty Inc *	4,023	109,184
Enanta Pharmaceuticals Inc *	151	6,646
Epizyme Inc *	7,906	65,699
Esperion Therapeutics Inc *	2,311	48,878
Evelo Biosciences Inc *	2,720	37,373
EVERTEC Inc	5,357	233,833
Evo Payments Inc ’A’ *	4,140	114,844
Evolus Inc *	2,884	36,483
Exagen Inc *	249	3,733
Fate Therapeutics Inc *	7,094	615,688
FibroGen Inc *	6,970	185,611
Finch Therapeutics Group Inc *	83	1,168
Flexion Therapeutics Inc *	4,235	34,854
Foghorn Therapeutics Inc *	262	2,796
Forrester Research Inc *	1,136	52,029
Forte Biosciences Inc *	1,002	33,687
Fortress Biotech Inc *	6,355	22,687
Franklin Covey Co *	1,302	42,120
Fulgent Genetics Inc *	228	21,028
G1 Therapeutics Inc *	2,036	44,670
Gemini Therapeutics Inc *	299	1,935
Generation Bio Co *	3,626	97,539
Glaukos Corp *	3,976	337,284
Global Blood Therapeutics Inc *	5,280	184,906
Green Dot Corp ’A’ *	175	8,199
Greenlane Holdings Inc ’A’ *	1,431	6,397
GreenSky Inc ’A’ *	6,356	35,276
Greenwich Lifesciences Inc *	360	16,178
GT Biopharma Inc *	2,109	32,689
Haemonetics Corp *	3,043	202,786
Halozyme Therapeutics Inc *	12,457	565,672
Hanger Inc *	3,373	85,269

	Shares	Value
Harmony Biosciences Holdings Inc *	1,971	$55,641
Harpoon Therapeutics Inc *	1,623	22,511
Harvard Bioscience Inc *	3,019	25,148
HealthEquity Inc *	7,235	582,273
Heidrick & Struggles International Inc	783	34,883
Helen of Troy Ltd *	2,164	493,652
Herc Holdings Inc *	2,222	249,020
Heron Therapeutics Inc *	8,163	126,690
Heska Corp *	847	194,581
HireQuest Inc	412	7,626
Hookipa Pharma Inc *	1,005	9,206
Humanigen Inc *	3,948	68,616
Huron Consulting Group Inc *	342	16,809
Ideaya Biosciences Inc *	608	12,762
IGM Biosciences Inc *	714	59,405
ImmunityBio Inc *	657	9,382
ImmunoGen Inc *	9,368	61,735
Immunovant Inc *	2,118	22,387
Impel Neuropharma Inc *	300	2,655
Inari Medical Inc *	3,005	280,306
Infinity Pharmaceuticals Inc *	7,072	21,145
InfuSystem Holdings Inc *	1,597	33,202
Inhibrx Inc *	2,468	67,919
Innovage Holding Corp *	1,600	34,096
Innoviva Inc *	610	8,180
Inogen Inc *	1,728	112,614
Inotiv Inc *	1,158	30,895
Insmed Inc *	9,125	259,697
Insperity Inc	3,226	291,534
Inspire Medical Systems Inc *	2,378	459,572
Instil Bio Inc *	704	13,601
Intellia Therapeutics Inc *	5,653	915,277
Inter Parfums Inc	1,580	113,760
Intercept Pharmaceuticals Inc *	2,477	49,466
Intersect ENT Inc *	2,949	50,398
Intra-Cellular Therapies Inc *	6,251	255,166
Invitae Corp *	4,561	153,843
iRadimed Corp *	508	14,940
iRhythm Technologies Inc *	2,606	172,908
Ironwood Pharmaceuticals Inc *	12,845	165,315
IVERIC bio Inc *	1,579	9,963
J&J Snack Foods Corp	1,291	225,163
John B Sanfilippo & Son Inc	549	48,625
Kadmon Holdings Inc *	15,187	58,774
Kala Pharmaceuticals Inc *	2,850	15,105
Kaleido Biosciences Inc *	1,595	11,867
KalVista Pharmaceuticals Inc *	1,758	42,122
Karuna Therapeutics Inc *	1,962	223,648
Karyopharm Therapeutics Inc *	6,340	65,429
KemPharm Inc *	1,275	16,345
Keros Therapeutics Inc *	1,379	58,566
Kforce Inc	1,854	116,672
Kiniksa Pharmaceuticals Ltd ’A’ *	1,170	16,298
Kinnate Biopharma Inc *	56	1,304
Kodiak Sciences Inc *	2,962	275,466
Kronos Bio Inc *	406	9,724
Krystal Biotech Inc *	567	38,556
Kymera Therapeutics Inc *	2,552	123,772
Laird Superfood Inc *	382	11,410
Lancaster Colony Corp	1,466	283,686
Landos Biopharma Inc *	559	6,456
Lantheus Holdings Inc *	875	24,185
LeMaitre Vascular Inc	1,601	97,693
Lexicon Pharmaceuticals Inc *	2,444	11,218
LHC Group Inc *	2,698	540,301
Ligand Pharmaceuticals Inc *	157	20,597
Limoneira Co	466	8,178
LivaNova PLC *	3,502	294,553
Luminex Corp	4,035	148,488
Macquarie Infrastructure Corp	1,915	73,287

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
MacroGenics Inc *	4,785	$128,525
Madrigal Pharmaceuticals Inc *	999	97,313
Magenta Therapeutics Inc *	2,354	23,022
MannKind Corp *	2,336	12,731
Marathon Digital Holdings Inc *	507	15,905
Marinus Pharmaceuticals Inc *	3,272	58,700
Medifast Inc	1,031	291,752
MEDNAX Inc *	3,605	108,691
Medpace Holdings Inc *	2,566	453,233
MEI Pharma Inc *	9,261	26,394
MeiraGTx Holdings PLC *	185	2,867
Meridian Bioscience Inc *	420	9,316
Merit Medical Systems Inc *	4,035	260,903
Mersana Therapeutics Inc *	4,279	58,109
MGP Ingredients Inc	1,043	70,549
MiMedx Group Inc *	6,600	82,566
Mind Medicine MindMed Inc * (Canada)	28,528	98,422
Mirum Pharmaceuticals Inc *	156	2,697
Misonix Inc *	600	13,308
Mission Produce Inc *	378	7,828
ModivCare Inc *	370	62,926
Molecular Templates Inc *	3,257	25,470
Monro Inc	1,799	114,254
Morphic Holding Inc *	1,838	105,483
Multiplan Corp *	5,522	52,569
NanoString Technologies Inc *	3,694	239,334
Nathan’s Famous Inc	171	12,196
National Beverage Corp	2,073	97,908
National Research Corp	1,209	55,493
Neogen Corp *	8,880	408,835
NeoGenomics Inc *	10,021	452,649
Neoleukin Therapeutics Inc *	738	6,812
Neuronetics Inc *	2,004	32,104
NeuroPace Inc *	592	14,084
Nevro Corp *	3,052	505,991
NewAge Inc *	6,905	15,398
NexImmune Inc *	445	7,262
NGM Biopharmaceuticals Inc *	265	5,226
Nurix Therapeutics Inc *	2,525	66,988
NuVasive Inc *	4,576	310,161
Nuvation Bio Inc *	2,609	24,290
Ocugen Inc *	16,255	130,528
Ocular Therapeutix Inc *	6,784	96,197
Olema Pharmaceuticals Inc *	495	13,850
Omeros Corp *	5,313	78,845
Omnicell Inc *	3,802	575,813
Oncocyte Corp *	4,778	27,426
Ontrak Inc *	764	24,815
Oramed Pharmaceuticals Inc * (Israel)	2,363	31,617
Organogenesis Holdings Inc *	3,374	56,076
ORIC Pharmaceuticals Inc *	350	6,191
Ortho Clinical Diagnostics Holdings PLC *	7,804	167,084
OrthoPediatrics Corp *	1,219	77,016
Outlook Therapeutics Inc *	7,750	19,297
Owens & Minor Inc	5,317	225,069
Oyster Point Pharma Inc *	56	963
Pacific Biosciences of California Inc *	7,870	275,214
Pacira BioSciences Inc *	3,849	233,557
Paratek Pharmaceuticals Inc *	4,036	27,526
Patterson Cos Inc	1,990	60,476
PAVmed Inc *	6,585	42,144
Paya Holdings Inc *	7,244	79,829
Performance Food Group Co *	11,678	566,266
Personalis Inc *	252	6,376
PetIQ Inc *	2,346	90,556
Phathom Pharmaceuticals Inc *	1,786	60,456
Phibro Animal Health Corp ’A’	1,830	52,850
Pliant Therapeutics Inc *	1,946	56,668
PMV Pharmaceuticals Inc *	2,310	78,910
Portage Biotech Inc * (Canada)	55	1,153

	Shares	Value
Praxis Precision Medicines Inc *	177	$3,236
Precigen Inc *	7,348	47,909
Precision BioSciences Inc *	4,218	52,809
Prelude Therapeutics Inc *	947	27,113
Priority Technology Holdings Inc *	823	6,288
PROG Holdings Inc	949	45,675
Progyny Inc *	5,568	328,512
Prometheus Biosciences Inc *	133	3,266
Protagonist Therapeutics Inc *	3,657	164,126
Prothena Corp PLC * (Ireland)	2,326	119,580
PTC Therapeutics Inc *	6,144	259,707
Pulmonx Corp *	2,246	99,094
Pulse Biosciences Inc *	1,235	20,254
Puma Biotechnology Inc *	2,850	26,163
Quanterix Corp *	2,733	160,318
Quotient Ltd *	6,947	25,287
R1 RCM Inc *	11,646	259,007
Radius Health Inc *	4,137	75,459
RadNet Inc *	3,980	134,086
Rain Therapeutics Inc *	431	6,698
RAPT Therapeutics Inc *	1,593	50,641
Reata Pharmaceuticals Inc ’A’ *	2,110	298,628
Recursion Pharmaceuticals Inc ’A’ *	1,239	45,223
REGENXBIO Inc *	1,834	71,251
Rekor Systems Inc *	2,438	24,770
Relay Therapeutics Inc *	4,614	168,826
Relmada Therapeutics Inc *	1,321	42,285
Reneo Pharmaceuticals Inc *	353	3,293
Rent-A-Center Inc	5,489	291,301
Repay Holdings Corp *	2,996	72,024
Replimune Group Inc *	1,656	63,624
Retractable Technologies Inc *	1,558	18,010
Revance Therapeutics Inc *	6,201	183,798
Revlon Inc ’A’ *	28	360
REVOLUTION Medicines Inc *	741	23,519
Rigel Pharmaceuticals Inc *	15,185	65,903
Riot Blockchain Inc *	7,459	280,981
Rocket Pharmaceuticals Inc *	3,521	155,945
Rubius Therapeutics Inc *	3,992	97,445
Sana Biotechnology Inc *	2,223	43,704
Sanderson Farms Inc	1,542	289,850
Sangamo Therapeutics Inc *	9,327	111,644
Scholar Rock Holding Corp *	2,070	59,823
SeaSpine Holdings Corp *	1,431	29,350
Seelos Therapeutics Inc *	6,557	17,310
Seer Inc *	505	16,554
Select Medical Holdings Corp	9,817	414,866
Selecta Biosciences Inc *	863	3,607
Senseonics Holdings Inc *	36,746	141,105
Seres Therapeutics Inc *	6,152	146,725
Sesen Bio Inc *	15,123	69,868
Shattuck Labs Inc *	1,921	55,690
Shockwave Medical Inc *	2,986	566,534
ShotSpotter Inc *	746	36,382
SI-BONE Inc *	2,838	89,312
Sientra Inc *	4,455	35,462
SIGA Technologies Inc *	4,287	26,922
Sigilon Therapeutics Inc *	16	172
Silk Road Medical Inc *	2,987	142,958
SOC Telemed Inc *	2,788	15,864
Soliton Inc *	830	18,667
Sorrento Therapeutics Inc *	21,833	211,562
SP Plus Corp *	2,077	63,535
Spectrum Pharmaceuticals Inc *	13,724	51,465
Spero Therapeutics Inc *	2,015	28,129
SpringWorks Therapeutics Inc *	2,582	212,783
Sprouts Farmers Market Inc *	4,662	115,851
STAAR Surgical Co *	4,160	634,400
Stereotaxis Inc *	4,399	42,406
Stoke Therapeutics Inc *	1,688	56,818

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Stride Inc *	199	$6,394
Summit Therapeutics Inc *	1,976	14,741
Surgery Partners Inc *	2,817	187,669
Surmodics Inc *	1,192	64,666
Sutro Biopharma Inc *	281	5,224
Syndax Pharmaceuticals Inc *	974	16,724
Syros Pharmaceuticals Inc *	2,479	13,511
Tactile Systems Technology Inc *	1,689	87,828
Talaris Therapeutics Inc *	517	7,595
Tarsus Pharmaceuticals Inc *	597	17,301
Tattooed Chef Inc *	4,123	88,438
Taysha Gene Therapies Inc *	1,623	34,408
Tenet Healthcare Corp *	1,140	76,369
Terns Pharmaceuticals Inc *	429	5,260
Textainer Group Holdings Ltd * (China)	595	20,093
TG Therapeutics Inc *	11,341	439,917
The Andersons Inc	1,179	35,995
The Beauty Health Co *	3,765	63,252
The Brink’s Co	4,312	331,334
The Chefs’ Warehouse Inc *	196	6,239
The Duckhorn Portfolio Inc *	1,191	26,273
The Ensign Group Inc	4,657	403,622
The Hackett Group Inc	2,118	38,166
The Honest Co Inc *	1,518	24,576
The Joint Corp *	1,218	102,215
The Pennant Group Inc *	2,275	93,047
The Simply Good Foods Co *	461	16,831
TherapeuticsMD Inc *	32,047	38,136
Theravance Biopharma Inc *	4,280	62,146
Tivity Health Inc *	2,334	61,408
Transcat Inc *	644	36,392
Translate Bio Inc *	3,081	84,851
TransMedics Group Inc *	2,301	76,347
Travere Therapeutics Inc *	336	4,902
Treace Medical Concepts Inc *	959	29,978
Trevena Inc *	4,939	8,347
Trillium Therapeutics Inc * (Canada)	1,329	12,891
TriNet Group Inc *	3,699	268,104
Turning Point Brands Inc	1,286	58,860
Turning Point Therapeutics Inc *	454	35,421
Twist Bioscience Corp *	4,179	556,852
United Natural Foods Inc *	322	11,908
UroGen Pharma Ltd *	1,327	20,263
US Physical Therapy Inc	1,131	131,049
USANA Health Sciences Inc *	1,118	114,517
Utah Medical Products Inc	24	2,041
Utz Brands Inc	5,201	113,330
Vapotherm Inc *	2,020	47,753
Varex Imaging Corp *	486	13,035
Vaxart Inc *	9,606	71,949
Vaxcyte Inc *	1,018	22,915
VBI Vaccines Inc *	14,561	48,779
Vector Group Ltd	1,828	25,848
Verastem Inc *	15,362	62,523
Vericel Corp *	4,120	216,300
Verrica Pharmaceuticals Inc *	1,214	13,718
Veru Inc *	4,013	32,385
Viad Corp *	1,798	89,630
Viemed Healthcare Inc *	504	3,604
ViewRay Inc *	12,095	79,827
Vincerx Pharma Inc *	393	5,105
Vir Biotechnology Inc *	5,309	251,010
Viracta Therapeutics Inc *	701	7,949
VistaGen Therapeutics Inc *	14,165	44,620
Vital Farms Inc *	2,137	42,655
Vivint Smart Home Inc *	2,167	28,604
Vor BioPharma Inc *	94	1,753
WaVe Life Sciences Ltd *	3,313	22,065
WD-40 Co	1,206	309,086
Werewolf Therapeutics Inc *	422	7,360

	Shares	Value
Willdan Group Inc *	806	$30,338
WW International Inc *	1,420	51,319
Xencor Inc *	4,978	171,691
XOMA Corp *	50	1,700
Y-mAbs Therapeutics Inc *	3,086	104,307
Zentalis Pharmaceuticals Inc *	2,937	156,248
ZIOPHARM Oncology Inc *	18,466	48,750
Zynex Inc *	1,715	26,634

		48,263,294

Energy - 2.3%

Advent Technologies Holdings Inc *	1,082	10,431
Antero Resources Corp *	3,122	46,924
Arch Resources Inc *	263	14,986
Array Technologies Inc *	2,636	41,122
Beam Global *	670	25,668
Callon Petroleum Co *	3,067	176,935
Centennial Resource Development Inc ’A’ *	2,171	14,719
ChampionX Corp *	3,278	84,081
Contango Oil & Gas Co *	12,942	55,909
Denbury Inc *	4,467	342,976
DMC Global Inc *	1,638	92,072
Earthstone Energy Inc ’A’ *	377	4,173
Eos Energy Enterprises Inc *	1,552	27,874
Extraction Oil & Gas Inc *	547	30,036
Falcon Minerals Corp	2,868	14,569
Frank’s International NV *	2,184	6,618
FuelCell Energy Inc *	22,158	197,206
Kosmos Energy Ltd * (Ghana)	35,951	124,391
Laredo Petroleum Inc *	309	28,672
Liberty Oilfield Services Inc ’A’ *	2,680	37,949
Magnolia Oil & Gas Corp ’A’ *	12,298	192,218
Matador Resources Co	9,804	353,042
NexTier Oilfield Solutions Inc *	1,763	8,392
Oasis Petroleum Inc	1,522	153,037
Ovintiv Inc	1,371	43,145
Par Pacific Holdings Inc *	3,435	57,777
Riley Exploration Permian Inc	94	2,724
Solaris Oilfield Infrastructure Inc ’A’	856	8,337
Southwestern Energy Co *	59,980	340,087
Stem Inc *	5,542	199,567
Sunnova Energy International Inc *	1,133	42,669
SunPower Corp *	5,620	164,216
Talos Energy Inc *	546	8,539
Tellurian Inc *	27,979	130,102
TETRA Technologies Inc *	8,526	37,003
TPI Composites Inc *	3,164	153,201
Vine Energy Inc ’A’ *	1,865	29,075
Warrior Met Coal Inc	428	7,362

		3,307,804

Financial - 7.4%

Alexander’s Inc REIT	194	51,982
Altabancorp	325	14,076
Altus Midstream Co ’A’	31	2,093
American Finance Trust Inc REIT	1,268	10,753
Artisan Partners Asset Management Inc ’A’	5,243	266,449
Atlanticus Holdings Corp *	505	20,048
Axos Financial Inc *	485	22,499
Blucora Inc *	1,747	30,241
Bridgewater Bancshares Inc *	1,030	16,634
Brightsphere Investment Group Inc	5,162	120,946
BRP Group Inc ’A’ *	4,075	108,599
Cadence BanCorp	3,965	82,789
CatchMark Timber Trust Inc ’A’ REIT	3,240	37,908
Clipper Realty Inc REIT	1,096	8,056
Coastal Financial Corp *	900	25,704
Cohen & Steers Inc	2,223	182,486
Columbia Financial Inc *	1,890	32,546
Community Healthcare Trust Inc REIT	1,332	63,217

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
CrossFirst Bankshares Inc *	2,706	$37,207
Curo Group Holdings Corp	1,931	32,827
Cushman & Wakefield PLC *	10,444	182,457
Customers Bancorp Inc *	204	7,954
Eastern Bankshares Inc	3,539	72,797
EastGroup Properties Inc REIT	3,489	573,766
eHealth Inc *	645	37,668
eXp World Holdings Inc *	5,494	213,002
Fathom Holdings Inc *	447	14,657
FB Financial Corp	509	18,996
First Financial Bankshares Inc	10,928	536,893
Five Star Bancorp *	554	13,379
Focus Financial Partners Inc ’A’ *	4,612	223,682
GAMCO Investors Inc ’A’	449	11,270
GCM Grosvenor Inc ’A’	2,557	26,644
Glacier Bancorp Inc	1,259	69,346
Gladstone Commercial Corp REIT	1,004	22,650
Gladstone Land Corp REIT	1,324	31,855
Goosehead Insurance Inc ’A’	250	31,825
Great Western Bancorp Inc	106	3,476
Greenhill & Co Inc	1,366	21,255
Hamilton Lane Inc ’A’	3,028	275,911
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	401	22,516
Heritage Insurance Holdings Inc	128	1,098
Hingham Institution for Savings	43	12,492
Houlihan Lokey Inc	4,037	330,186
I3 Verticals Inc ’A’ *	1,842	55,665
Indus Realty Trust Inc REIT	289	18,973
Innovative Industrial Properties Inc REIT	1,099	209,931
International Money Express Inc *	2,842	42,204
Investors Bancorp Inc	3,465	49,411
Investors Title Co	27	4,715
James River Group Holdings Ltd	461	17,297
Kearny Financial Corp	2,743	32,779
Kinsale Capital Group Inc	1,906	314,052
Lakeland Financial Corp	310	19,108
LendingTree Inc *	1,029	218,025
Live Oak Bancshares Inc	2,962	174,758
Luther Burbank Corp	936	11,101
Marcus & Millichap Inc *	207	8,046
McGrath RentCorp	1,464	119,418
Meta Financial Group Inc	832	42,124
Metrocity Bankshares Inc	967	16,932
Metropolitan Bank Holding Corp *	207	12,466
Moelis & Co ’A’	3,027	172,206
Monmouth Real Estate Investment Corp REIT	1,338	25,047
National Storage Affiliates Trust REIT	6,216	314,281
Newmark Group Inc ’A’	13,300	159,733
NexPoint Residential Trust Inc REIT	380	20,892
NMI Holdings Inc ’A’ *	517	11,622
Origin Bancorp Inc	569	24,160
Outfront Media Inc REIT *	2,561	61,541
Palomar Holdings Inc *	2,178	164,352
PennyMac Mortgage Investment Trust REIT	1,708	35,970
PJT Partners Inc ’A’	1,817	129,697
PS Business Parks Inc REIT	1,496	221,528
Pzena Investment Management Inc ’A’	1,671	18,398
QTS Realty Trust Inc ’A’ REIT	2,561	197,965
Rafael Holdings Inc ’B’ *	862	44,005
RBB Bancorp	566	13,709
Redfin Corp *	8,996	570,436
Regional Management Corp	357	16,615
RLI Corp	3,284	343,474
Ryman Hospitality Properties Inc REIT *	4,372	345,213
Safehold Inc REIT	1,057	82,974
Saul Centers Inc REIT	1,013	46,041
Selectquote Inc *	11,862	228,462
ServisFirst Bancshares Inc	3,832	260,499
Silvergate Capital Corp ’A’ *	2,026	229,586

	Shares	Value
Southern First Bancshares Inc *	409	$20,924
StepStone Group Inc ’A’	3,309	113,830
Stock Yards Bancorp Inc	527	26,819
StoneX Group Inc *	171	10,375
Tanger Factory Outlet Centers Inc REIT	2,495	47,031
Texas Capital Bancshares Inc *	1,848	117,330
The RMR Group Inc ’A’	139	5,371
The St Joe Co	2,936	130,975
Triumph Bancorp Inc *	1,943	144,268
Trupanion Inc *	3,396	390,880
UMH Properties Inc REIT	3,155	68,842
Universal Health Realty Income Trust REIT	1,053	64,812
Veritex Holdings Inc	612	21,671
Virtus Investment Partners Inc	659	183,050
Walker & Dunlop Inc	327	34,132
Waterstone Financial Inc	635	12,484
West Bancorporation Inc	640	17,760
WisdomTree Investments Inc	9,224	57,189

		10,495,989

Industrial - 12.3%

908 Devices Inc *	639	24,761
AAON Inc	3,672	229,831
Advanced Energy Industries Inc	3,404	383,665
Aerojet Rocketdyne Holdings Inc	5,271	254,537
AeroVironment Inc *	1,989	199,198
AgEagle Aerial Systems Inc *	3,785	19,947
Akoustis Technologies Inc *	3,871	41,458
Alamo Group Inc	770	117,564
Albany International Corp ’A’	542	48,379
Allied Motion Technologies Inc	968	33,425
AMMO Inc *	5,868	57,448
Applied Industrial Technologies Inc	3,434	312,700
Atkore Inc *	4,159	295,289
Atlas Technical Consultants Inc *	1,017	9,845
Babcock & Wilcox Enterprises Inc *	1,515	11,938
Badger Meter Inc	2,576	252,757
Blink Charging Co *	3,231	133,020
Bloom Energy Corp ’A’ *	12,326	331,200
Boise Cascade Co	764	44,579
Byrna Technologies Inc *	943	21,425
Cactus Inc ’A’	4,830	177,358
Casella Waste Systems Inc ’A’ *	3,966	251,563
Chart Industries Inc *	1,942	284,154
Chase Corp	163	16,725
CIRCOR International Inc *	1,655	53,953
Comfort Systems USA Inc	3,158	248,819
Construction Partners Inc ’A’ *	2,514	78,940
Cornerstone Building Brands Inc *	4,976	90,464
Covanta Holding Corp	10,715	188,691
CryoPort Inc *	3,589	226,466
CSW Industrials Inc	1,203	142,507
Daseke Inc *	3,881	25,149
Dorian LPG Ltd *	475	6,707
Dycom Industries Inc *	2,159	160,910
Eastman Kodak Co *	3,842	31,965
Echo Global Logistics Inc *	790	24,285
EMCOR Group Inc	486	59,870
Energizer Holdings Inc	6,058	260,373
Energy Recovery Inc *	3,759	85,630
Enerpac Tool Group Corp	5,328	141,831
EnerSys	435	42,513
ESCO Technologies Inc	180	16,886
Exponent Inc	4,576	408,225
Fabrinet * (Thailand)	2,829	271,216
FARO Technologies Inc *	813	63,227
Federal Signal Corp	5,306	213,460
Fluidigm Corp *	602	3,708
Forterra Inc *	2,604	61,220
Forward Air Corp	2,397	215,131

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Franklin Electric Co Inc	4,072	$328,285
Gibraltar Industries Inc *	828	63,185
GoPro Inc ’A’ *	11,100	129,315
GrafTech International Ltd	13,299	154,534
Greif Inc ’A’	366	22,161
Greif Inc ’B’	65	3,835
Harsco Corp *	2,958	60,402
Helios Technologies Inc	2,861	223,301
Heritage-Crystal Clean Inc *	560	16,621
Hillenbrand Inc	3,693	162,787
Hydrofarm Holdings Group Inc *	992	58,637
Ichor Holdings Ltd *	1,621	87,210
Identiv Inc *	1,725	29,325
IES Holdings Inc *	777	39,907
II-VI Inc *	8,601	624,347
Infrastructure and Energy Alternatives Inc *	792	10,185
Insteel Industries Inc	145	4,662
Iteris Inc *	3,796	25,243
Itron Inc *	3,291	329,034
JELD-WEN Holding Inc *	2,996	78,675
John Bean Technologies Corp	2,771	395,200
Kadant Inc	1,021	179,788
Karat Packaging Inc *	425	8,657
Kimball Electronics Inc *	159	3,457
Kratos Defense & Security Solutions Inc *	2,473	70,456
Latham Group Inc *	2,001	63,952
Lawson Products Inc *	417	22,314
Lindsay Corp	872	144,124
Luna Innovations Inc *	2,687	29,100
Luxfer Holdings PLC (United Kingdom)	1,079	24,008
Lydall Inc *	710	42,969
Masonite International Corp *	2,173	242,920
Materion Corp	683	51,464
Meta Materials Inc *	5,434	40,697
MicroVision Inc *	14,026	234,936
Montrose Environmental Group Inc *	2,137	114,671
Mueller Industries Inc	1,949	84,411
Mueller Water Products Inc ’A’	1,042	15,026
Myers Industries Inc	1,512	31,752
MYR Group Inc *	1,107	100,648
Napco Security Technologies Inc *	1,290	46,917
nLight Inc *	3,766	136,631
Novanta Inc *	3,108	418,834
NV5 Global Inc *	346	32,701
NVE Corp	410	30,361
O-I Glass Inc *	14,009	228,767
Omega Flex Inc	275	40,345
OSI Systems Inc *	161	16,364
PAM Transportation Services Inc *	44	2,321
Patrick Industries Inc	2,020	147,460
PGT Innovations Inc *	2,453	56,983
Plexus Corp *	2,223	203,204
Proto Labs Inc *	389	35,710
Pure Cycle Corp *	1,500	20,730
PureCycle Technologies Inc *	2,916	68,963
Ranpak Holdings Corp *	534	13,366
Raven Industries Inc	3,151	182,285
RBC Bearings Inc *	305	60,823
Rexnord Corp	5,567	278,573
Ryerson Holding Corp *	978	14,279
Saia Inc *	2,342	490,626
Sharps Compliance Corp *	1,268	13,060
Simpson Manufacturing Co Inc	3,832	423,206
Smith & Wesson Brands Inc	4,722	163,853
SPX Corp *	3,204	195,700
SPX FLOW Inc	316	20,616
Sterling Construction Co Inc *	544	13,127
Stoneridge Inc *	340	10,030
Sturm Ruger & Co Inc	1,423	128,042
Tennant Co	1,627	129,916

	Shares	Value
Terex Corp	6,068	$288,958
Tetra Tech Inc	4,767	581,765
The Gorman-Rupp Co	343	11,813
Tredegar Corp	1,964	27,044
Trinseo SA	3,460	207,046
Turtle Beach Corp *	1,096	34,984
UFP Industries Inc	4,816	358,022
UFP Technologies Inc *	36	2,067
Universal Logistics Holdings Inc	624	14,539
US Concrete Inc *	138	10,184
US Ecology Inc *	368	13,807
Vicor Corp *	1,863	196,994
Vishay Intertechnology Inc	1,762	39,733
Watts Water Technologies Inc ’A’	1,342	195,811
Welbilt Inc *	11,578	268,031
Werner Enterprises Inc	635	28,270
Willis Lease Finance Corp *	30	1,286
WillScot Mobile Mini Holdings Corp *	16,579	462,057
Yellow Corp *	385	2,506

		17,395,823

Technology - 17.6%

1Life Healthcare Inc *	10,305	340,683
3D Systems Corp *	9,979	398,861
8x8 Inc *	9,423	261,582
ACI Worldwide Inc *	10,416	386,850
Agilysys Inc *	1,515	86,158
Alignment Healthcare Inc *	2,318	54,172
Alkami Technology Inc *	564	20,118
Alpha & Omega Semiconductor Ltd *	1,559	47,378
Altair Engineering Inc ’A’ *	4,000	275,880
Ambarella Inc *	3,089	329,380
American Software Inc ’A’	2,170	47,653
Amkor Technology Inc	1,911	45,233
Apollo Medical Holdings Inc *	3,216	201,997
Appfolio Inc ’A’ *	1,651	233,121
Appian Corp *	3,479	479,232
Asana Inc ’A’ *	6,012	372,924
Atomera Inc *	1,802	38,635
Avaya Holdings Corp *	7,360	197,984
Avid Technology Inc *	3,214	125,828
Axcelis Technologies Inc *	2,964	119,805
Bandwidth Inc ’A’ *	2,014	277,771
Benefitfocus Inc *	1,675	23,618
BigCommerce Holdings Inc *	4,155	269,743
Blackbaud Inc *	4,282	327,873
Blackline Inc *	4,738	527,197
BM Technologies Inc * Ω ±	8	94
Bottomline Technologies DE Inc *	672	24,918
Box Inc ’A’ *	13,025	332,789
Brightcove Inc *	3,591	51,531
BTRS Holdings Inc *	4,192	52,903
Cantaloupe Inc *	5,185	61,494
Cardlytics Inc *	2,828	358,958
Cerence Inc *	3,353	357,799
CEVA Inc *	1,986	93,938
Cloudera Inc *	12,540	198,884
CMC Materials Inc	2,582	389,211
Cohu Inc *	3,699	136,086
CommVault Systems Inc *	3,750	293,137
Cornerstone OnDemand Inc *	5,573	287,455
Corsair Gaming Inc *	2,591	86,254
CSG Systems International Inc	1,375	64,872
CTS Corp	636	23,634
Desktop Metal Inc ’A’ *	5,829	67,033
Diebold Nixdorf Inc *	6,884	88,391
Digimarc Corp *	1,132	37,922
Digital Turbine Inc *	7,479	568,628
DigitalOcean Holdings Inc *	1,079	59,982
Diodes Inc *	2,984	238,034

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Domo Inc ’B’ *	2,444	$197,549
Donnelley Financial Solutions Inc *	370	12,210
eGain Corp *	849	9,747
EMCORE Corp *	544	5,016
Envestnet Inc *	4,407	334,315
Evolent Health Inc ’A’ *	1,434	30,286
ExlService Holdings Inc *	2,982	316,867
Forian Inc *	1,504	18,905
FormFactor Inc *	6,034	220,000
GreenBox POS *	1,573	18,766
Grid Dynamics Holdings Inc *	2,724	40,942
Health Catalyst Inc *	3,960	219,820
IBEX Holdings Ltd *	931	18,173
iCAD Inc *	1,945	33,668
Impinj Inc *	1,656	85,433
Inovalon Holdings Inc ’A’ *	6,692	228,063
Insight Enterprises Inc *	1,147	114,711
Intelligent Systems Corp *	642	20,197
j2 Global Inc *	3,845	528,880
JFrog Ltd * (Israel)	4,561	207,617
KBR Inc	10,977	418,773
Kulicke & Soffa Industries Inc (Singapore)	5,425	332,010
Lattice Semiconductor Corp *	12,001	674,216
LivePerson Inc *	5,669	358,508
MACOM Technology Solutions Holdings Inc ’H’ *	4,326	277,210
MAXIMUS Inc	5,515	485,155
MaxLinear Inc *	6,193	263,141
MedAvail Holdings Inc *	1,023	12,532
MicroStrategy Inc ’A’ *	695	461,827
Mitek Systems Inc *	3,734	71,917
Model N Inc *	2,816	96,504
Momentive Global Inc *	11,363	239,418
NantHealth Inc *	1,346	3,123
ON24 Inc *	516	18,308
OneSpan Inc *	3,109	79,404
Onto Innovation Inc *	1,373	100,284
Ouster Inc *	2,560	31,974
Outset Medical Inc *	4,038	201,819
PAE Inc *	6,863	61,081
PagerDuty Inc *	7,148	304,362
PAR Technology Corp *	2,102	147,014
Phreesia Inc *	3,385	207,500
Pitney Bowes Inc	2,507	21,986
PlayAGS Inc *	2,515	24,899
Porch Group Inc *	1,399	27,057
Power Integrations Inc	5,334	437,708
Privia Health Group Inc *	1,727	76,627
Progress Software Corp	3,907	180,699
PROS Holdings Inc *	3,539	161,272
QAD Inc ’A’	939	81,712
Qualys Inc *	3,013	303,379
Rackspace Technology Inc *	3,478	68,204
Rapid7 Inc *	4,857	459,618
Rimini Street Inc *	3,895	23,993
SailPoint Technologies Holding Inc *	8,014	409,275
Sapiens International Corp (Israel)	2,730	71,717
Schrodinger Inc *	4,009	303,120
Semtech Corp *	5,699	392,091
Silicon Laboratories Inc *	3,916	600,127
Simulations Plus Inc	1,345	73,854
SiTime Corp *	1,142	144,566
SkyWater Technology Inc *	637	18,250
SMART Global Holdings Inc *	1,383	65,941
Sprout Social Inc ’A’ *	3,913	349,900
SPS Commerce Inc *	3,189	318,422
Sumo Logic Inc *	7,224	149,176
Synaptics Inc *	3,207	498,945
Tabula Rasa HealthCare Inc *	1,988	99,400
Telos Corp *	1,524	51,831
Tenable Holdings Inc *	8,022	331,710
The ExOne Co *	100	2,164

	Shares	Value
TTEC Holdings Inc	1,792	$184,737
Ultra Clean Holdings Inc *	3,861	207,413
Unisys Corp *	4,559	115,388
Upland Software Inc *	2,551	105,025
Varonis Systems Inc *	9,376	540,245
Veritone Inc *	2,529	49,847
Verra Mobility Corp *	11,890	182,749
Viant Technology Inc ’A’ *	947	28,202
Vocera Communications Inc *	3,029	120,706
Vuzix Corp *	5,204	95,493
Workiva Inc *	3,722	414,370
Yext Inc *	9,865	140,971
Zuora Inc ’A’ *	9,314	160,666

		24,964,323

Utilities - 0.6%

Ameresco Inc ’A’ *	2,735	171,539
American States Water Co	1,658	131,910
Clearway Energy Inc ’A’	977	24,640
Clearway Energy Inc ’C’	1,685	44,619
Evoqua Water Technologies Corp *	10,242	345,975
FTC Solar Inc *	1,641	21,842
Global Water Resources Inc	1,125	19,215
Middlesex Water Co	554	45,278
Spark Energy Inc ’A’	1,124	12,735
The York Water Co	680	30,804

		848,557

Total Common Stocks (Cost $121,968,288)		137,673,518

EXCHANGE-TRADED FUND - 1.8%

iShares Russell 2000 Growth	8,325	2,594,819

Total Exchange-Traded Fund (Cost $2,410,499)		2,594,819

	Principal Amount

CORPORATE BONDS & NOTES - 0.0%

Financial - 0.0%

GAMCO Investors Inc 4.000% due 06/15/23 §	$898	898

Total Corporate Bonds & Notes (Cost $898)		898

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $1,590,681; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $1,622,549)	1,590,681	1,590,681

Total Short-Term Investment (Cost $1,590,681)		1,590,681

TOTAL INVESTMENTS - 99.9% (Cost $125,970,434)		141,862,224

DERIVATIVES - (0.0%)		(7,279)

OTHER ASSETS & LIABILITIES, NET - 0.1%		96,477

NET ASSETS - 100.0%		$141,951,422

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	34.0%
Technology	17.6%
Consumer, Cyclical	14.0%
Industrial	12.3%
Financial	7.4%
Communications	6.1%
Others (each less than 3.0%)	8.5%

	99.9%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	0.1%

	100.0%

(b)

Investments with a total aggregate value of $2,402 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	09/21	147	$1,703,512	$1,696,233	($7,279)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$2,308	$-	$-	$2,308
	Common Stocks
	Basic Materials	3,884,990	3,884,990	-	-
	Communications	8,640,578	8,640,578	-	-
	Consumer, Cyclical	19,872,160	19,872,160	-	-
	Consumer, Non-Cyclical	48,263,294	48,263,294	-	-
	Energy	3,307,804	3,307,804	-	-
	Financial	10,495,989	10,495,989	-	-
	Industrial	17,395,823	17,395,823	-	-
	Technology	24,964,323	24,964,229	-	94
	Utilities	848,557	848,557	-	-

	Total Common Stocks	137,673,518	137,673,424	-	94

	Exchange-Traded Fund	2,594,819	2,594,819	-	-
	Corporate Bonds & Notes	898	-	898	-
	Short-Term Investment	1,590,681	-	1,590,681	-

	Total Assets	141,862,224	140,268,243	1,591,579	2,402

Liabilities	Derivatives:
	Equity Contracts
	Futures	(7,279)	(7,279)	-	-

	Total Liabilities	(7,279)	(7,279)	-	-

	Total	$141,854,945	$140,260,964	$1,591,579	$2,402

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Contra Aduro Biotechnologies Inc - Contingent Value Rights * Ω ±	123	$369

Total Rights (Cost $0)		369

WARRANTS - 0.0%

Energy - 0.0%

Nabors Industries Ltd Exercise @ $166.67 Exp 06/11/26 *	46	460

Total Warrants (Cost $0)		460

COMMON STOCKS - 97.1%

Basic Materials - 3.3%

AdvanSix Inc *	3,777	112,781
Allegheny Technologies Inc *	6,919	144,261
American Vanguard Corp	3,382	59,219
Amyris Inc *	19,585	320,606
Arconic Corp *	14,603	520,159
Carpenter Technology Corp	6,272	252,260
Century Aluminum Co *	6,539	84,288
Clearwater Paper Corp *	2,262	65,530
Coeur Mining Inc *	10,601	94,137
Commercial Metals Co	15,661	481,106
Constellium SE *	16,128	305,626
Domtar Corp *	6,769	372,024
Energy Fuels Inc *	3,111	18,822
Ferro Corp *	2,182	47,066
Gatos Silver Inc *	876	15,321
GCP Applied Technologies Inc *	6,342	147,515
Glatfelter Corp	6,036	84,323
Hawkins Inc	1,172	38,383
HB Fuller Co	5,542	352,527
Hecla Mining Co	50,059	372,439
Innospec Inc	2,192	198,617
Intrepid Potash Inc *	1,339	42,661
Kaiser Aluminum Corp	1,909	235,742
Koppers Holdings Inc *	2,517	81,425
Kraton Corp *	4,156	134,197
Kronos Worldwide Inc	2,900	41,528
Minerals Technologies Inc	4,396	345,833
Neenah Inc	2,277	114,237
Oil-Dri Corp of America	902	30,830
PolyMet Mining Corp * (Canada)	1,977	7,137
PQ Group Holdings Inc	6,592	101,253
Rayonier Advanced Materials Inc *	8,123	54,343
Rogers Corp *	352	70,682
Schnitzer Steel Industries Inc ’A’	3,253	159,560
Schweitzer-Mauduit International Inc	4,100	165,558
Sensient Technologies Corp	2,832	245,138
Stepan Co	2,561	308,012
Tronox Holdings PLC ’A’	14,986	335,686
United States Lime & Minerals Inc	305	42,422
Valhi Inc	165	4,014
Verso Corp ’A’	4,007	70,924
Zymergen Inc *	1,920	76,819

		6,755,011

Communications - 3.4%

A10 Networks Inc *	1,252	14,098
ADTRAN Inc	6,305	130,198
Advantage Solutions Inc *	10,004	107,943

	Shares	Value
AMC Networks Inc ’A’ *	1,962	$131,062
Anterix Inc *	1,027	61,610
ATN International Inc	1,519	69,099
Aviat Networks Inc *	893	29,264
Boston Omaha Corp ’A’ *	2,266	71,855
Calix Inc *	1,219	57,903
Cars.com Inc *	8,218	117,764
ChannelAdvisor Corp *	1,090	26,716
Cincinnati Bell Inc *	3,296	50,824
Clear Channel Outdoor Holdings Inc *	43,974	116,091
comScore Inc *	8,947	44,735
Consolidated Communications Holdings Inc *	9,399	82,617
CuriosityStream Inc *	2,757	37,606
DZS Inc *	1,437	29,818
EchoStar Corp ’A’ *	5,423	131,725
Entercom Communications Corp *	16,238	69,986
Entravision Communications Corp ’A’	8,649	57,775
ePlus Inc *	1,679	145,553
Fluent Inc *	6,753	19,786
Gannett Co Inc *	18,318	100,566
Globalstar Inc *	9,238	16,444
Gogo Inc *	7,175	81,652
Gray Television Inc	11,192	261,893
Groupon Inc *	520	22,443
Harmonic Inc *	10,697	91,138
HC2 Holdings Inc *	5,780	23,004
HealthStream Inc *	3,285	91,783
Hemisphere Media Group Inc *	2,726	32,167
Houghton Mifflin Harcourt Co *	1,208	13,336
IDT Corp ’B’ *	756	27,942
iHeartMedia Inc ’A’ *	8,172	220,072
Inseego Corp *	8,607	86,845
InterDigital Inc	2,598	189,732
Iridium Communications Inc *	4,133	165,279
KVH Industries Inc *	2,153	26,482
Lands’ End Inc *	1,848	75,860
Liberty Latin America Ltd ’A’ * (Chile)	5,780	80,111
Liberty Latin America Ltd ’C’ * (Chile)	20,412	287,809
Limelight Networks Inc *	16,255	51,203
Maxar Technologies Inc	9,532	380,517
MDC Partners Inc ’A’ *	6,972	40,786
MediaAlpha Inc ’A’ *	310	13,051
Meredith Corp *	2,138	92,875
MSG Networks Inc ’A’ *	3,904	56,920
National CineMedia Inc	8,422	42,700
NeoPhotonics Corp *	6,501	66,375
NETGEAR Inc *	3,979	152,475
Ooma Inc *	1,181	22,274
Plantronics Inc *	2,728	113,839
Preformed Line Products Co	507	37,619
Revolve Group Inc *	1,754	120,851
Ribbon Communications Inc *	9,658	73,497
Scholastic Corp	3,960	150,044
Shenandoah Telecommunications Co	4,244	205,876
Sinclair Broadcast Group Inc ’A’	5,471	181,747
Stamps.com Inc *	762	152,621
TEGNA Inc	29,211	547,998
Telephone & Data Systems Inc	13,505	306,023
The EW Scripps Co ’A’	7,434	151,579
Thryv Holdings Inc *	120	4,292
TrueCar Inc *	13,653	77,139
United States Cellular Corp *	2,009	72,947
Value Line Inc	22	682
Viavi Solutions Inc *	2,838	50,119
VirnetX Holding Corp *	8,121	34,677
WideOpenWest Inc *	2,927	60,618
Yelp Inc *	956	38,202

		6,798,132

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Consumer, Cyclical - 13.1%

A-Mark Precious Metals Inc	1,090	$50,685
Abercrombie & Fitch Co ’A’ *	7,593	352,543
Academy Sports & Outdoors Inc *	8,151	336,147
Acushnet Holdings Corp	3,333	164,650
Adient PLC *	11,062	500,002
Aeva Technologies Inc *	3,252	34,374
AMC Entertainment Holdings Inc ’A’ *	54,203	3,072,226
America’s Car-Mart Inc *	183	25,935
American Axle & Manufacturing Holdings Inc *	7,787	80,595
Avient Corp	11,059	543,660
Barnes & Noble Education Inc *	4,846	34,940
Bassett Furniture Industries Inc	1,061	25,835
Beacon Roofing Supply Inc *	2,049	109,109
Beazer Homes USA Inc *	3,427	66,107
Bed Bath & Beyond Inc *	13,083	435,533
Big 5 Sporting Goods Corp	2,640	67,795
Big Lots Inc	4,603	303,844
Biglari Holdings Inc ’B’ *	123	19,615
BJ’s Restaurants Inc *	279	13,710
BJ’s Wholesale Club Holdings Inc *	4,597	218,725
Blue Bird Corp *	1,032	25,656
Bluegreen Vacations Holding Corp *	556	10,008
Callaway Golf Co	15,242	514,113
Cannae Holdings Inc *	11,452	388,337
Canoo Inc *	5,739	57,046
CarLotz Inc *	5,696	31,100
Carrols Restaurant Group Inc *	4,920	29,569
Cavco Industries Inc *	354	78,655
Century Communities Inc	1,496	99,544
Chicken Soup For The Soul Entertainment Inc *	1,033	42,766
Chico’s FAS Inc *	13,014	85,632
Chuy’s Holdings Inc *	1,490	55,517
Cinemark Holdings Inc *	2,745	60,253
Clean Energy Fuels Corp *	18,455	187,318
Commercial Vehicle Group Inc *	2,308	24,534
CompX International Inc	442	9,180
Conn’s Inc *	2,336	59,568
Cooper-Standard Holdings Inc *	2,135	61,915
Core-Mark Holding Co Inc	4,013	180,625
Daktronics Inc *	5,936	39,118
Dana Inc	9,248	219,732
Dave & Buster’s Entertainment Inc *	3,161	128,337
Del Taco Restaurants Inc	4,592	45,966
Denny’s Corp *	2,245	37,020
Dillard’s Inc ’A’	852	154,110
Drive Shack Inc *	5,787	19,155
El Pollo Loco Holdings Inc *	2,680	49,017
Eros STX Global Corp * (United Arab Emirates)	41,152	62,963
Escalade Inc	1,168	26,806
Ethan Allen Interiors Inc	3,175	87,630
Fiesta Restaurant Group Inc *	2,501	33,588
FirstCash Inc	5,044	385,563
Fisker Inc *	1,658	31,966
Flexsteel Industries Inc	751	30,333
Forestar Group Inc *	1,705	35,652
Fossil Group Inc *	6,270	89,536
Franchise Group Inc	3,207	113,111
G-III Apparel Group Ltd *	5,821	191,278
GAN Ltd * (United Kingdom)	4,702	77,301
Genesco Inc *	1,913	121,820
Global Industrial Co	523	19,199
GMS Inc *	5,539	266,647
Green Brick Partners Inc *	3,115	70,835
Group 1 Automotive Inc	2,310	356,733
Guess? Inc	4,828	127,459
Hall of Fame Resort & Entertainment Co *	7,302	28,697

	Shares	Value
Hamilton Beach Brands Holding Co ’A’	689	$15,344
Haverty Furniture Cos Inc	1,369	58,538
Hawaiian Holdings Inc *	6,848	166,886
Healthcare Services Group Inc	4,809	151,820
Herman Miller Inc	7,878	371,369
Hibbett Inc *	407	36,479
HNI Corp	5,414	238,054
Hooker Furniture Corp	1,630	56,463
Hovnanian Enterprises Inc ’A’ *	649	68,982
Hyliion Holdings Corp *	12,579	146,545
IMAX Corp *	6,323	135,945
Interface Inc	6,374	97,522
iRobot Corp *	328	30,632
Jack in the Box Inc	2,642	294,424
Johnson Outdoors Inc ’A’	310	37,510
KAR Auction Services Inc *	16,791	294,682
KB Home	9,591	390,546
Kimball International Inc ’B’	5,201	68,393
Knoll Inc	6,452	167,687
La-Z-Boy Inc	5,910	218,906
Landsea Homes Corp *	1,170	9,793
Lazydays Holdings Inc *	790	17,380
Liberty TripAdvisor Holdings Inc ’A’ *	3,007	12,238
Lifetime Brands Inc	1,580	23,653
Lions Gate Entertainment Corp ’A’ *	8,171	169,140
Lions Gate Entertainment Corp ’B’ *	14,785	270,566
Lordstown Motors Corp ’A’ *	13,319	147,308
Lumber Liquidators Holdings Inc *	3,700	78,070
M/I Homes Inc *	3,641	213,617
Macy’s Inc *	38,286	725,903
Madison Square Garden Entertainment Corp *	2,537	213,032
MarineMax Inc *	1,397	68,090
MDC Holdings Inc	5,729	289,887
Meritage Homes Corp *	4,594	432,204
Meritor Inc *	1,686	39,486
Mesa Air Group Inc *	4,931	46,006
Methode Electronics Inc	4,931	242,655
Miller Industries Inc	1,374	54,191
Modine Manufacturing Co *	6,019	99,855
Monarch Casino & Resort Inc *	460	30,438
Motorcar Parts of America Inc *	2,237	50,198
Movado Group Inc	2,048	64,451
Nautilus Inc *	3,040	51,224
Navistar International Corp *	5,655	251,648
Nu Skin Enterprises Inc ’A’	3,675	208,189
OneSpaWorld Holdings Ltd * (Bahamas)	4,124	39,962
Oxford Industries Inc	2,073	204,895
PC Connection Inc	1,494	69,127
PetMed Express Inc	414	13,186
PriceSmart Inc	2,869	261,108
Regis Corp *	699	6,543
Resideo Technologies Inc *	17,067	512,010
REV Group Inc	3,249	50,977
Rite Aid Corp *	7,215	117,605
Rocky Brands Inc	885	49,206
Romeo Power Inc *	1,043	8,490
Rush Enterprises Inc ’A’	5,391	233,107
Rush Enterprises Inc ’B’	1,037	39,551
ScanSource Inc *	3,173	89,256
SeaWorld Entertainment Inc *	3,254	162,505
Shift Technologies Inc *	6,517	55,916
Shoe Carnival Inc	170	12,170
Signet Jewelers Ltd (NYSE) *	1,569	126,760
SkyWest Inc *	6,660	286,846
Sleep Number Corp *	1,664	182,957
Sonic Automotive Inc ’A’	3,104	138,873
Spirit Airlines Inc *	13,119	399,342
Standard Motor Products Inc	2,691	116,655
Steelcase Inc ’A’	11,947	180,519
Superior Group of Cos Inc	1,285	30,724

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Target Hospitality Corp *	2,368	$8,785
Taylor Morrison Home Corp *	14,331	378,625
Tenneco Inc ’A’ *	939	18,141
The Buckle Inc	370	18,408
The Cato Corp ’A’	2,584	43,592
The Container Store Group Inc *	4,205	54,833
The Goodyear Tire & Rubber Co *	36,559	626,987
The Marcus Corp *	3,228	68,466
The ODP Corp *	6,594	316,578
Tilly’s Inc ’A’	3,543	56,617
Titan International Inc *	5,118	43,401
Titan Machinery Inc *	2,767	85,611
TravelCenters of America Inc *	1,623	47,457
Tri Pointe Homes Inc *	14,905	319,414
Tupperware Brands Corp *	6,503	154,446
Unifi Inc *	1,842	44,871
UniFirst Corp	2,008	471,157
Universal Electronics Inc *	1,648	79,928
Urban Outfitters Inc *	2,881	118,755
Vera Bradley Inc *	3,389	41,990
Veritiv Corp *	2,038	125,174
Vista Outdoor Inc *	7,729	357,698
VOXX International Corp *	2,162	30,290
VSE Corp	1,488	73,671
Wabash National Corp	6,857	109,712
WESCO International Inc *	4,930	506,903
Winmark Corp	271	52,054
Workhorse Group Inc *	14,797	245,482
World Fuel Services Corp	8,603	272,973
XL Fleet Corp *	4,211	35,078
Zumiez Inc *	2,838	139,034

		26,497,308

Consumer, Non-Cyclical - 17.5%

2U Inc *	1,467	61,130
4D Molecular Therapeutics Inc *	1,145	27,572
89bio Inc *	1,255	23,469
ABM Industries Inc	8,937	396,356
Acacia Research Corp *	6,310	42,656
ACCO Brands Corp	12,683	109,454
AdaptHealth Corp *	10,439	286,133
Addus HomeCare Corp *	1,167	101,809
Adicet Bio Inc *	2,621	26,970
Adtalem Global Education Inc *	6,556	233,656
Adverum Biotechnologies Inc *	11,549	40,422
Aeglea BioTherapeutics Inc *	5,164	35,941
Agios Pharmaceuticals Inc *	8,195	451,626
Akebia Therapeutics Inc *	12,247	46,416
Akero Therapeutics Inc *	829	20,567
Akouos Inc *	3,127	39,244
Albireo Pharma Inc *	597	21,002
Allogene Therapeutics Inc *	5,392	140,623
Alphatec Holdings Inc *	894	13,696
Alta Equipment Group Inc *	1,684	22,380
Altimmune Inc *	4,277	42,128
American Public Education Inc *	2,359	66,854
American Well Corp ’A’ *	25,903	325,860
Amphastar Pharmaceuticals Inc *	3,333	67,193
AnaptysBio Inc *	2,758	71,515
AngioDynamics Inc *	5,017	136,111
ANI Pharmaceuticals Inc *	1,245	43,637
Anika Therapeutics Inc *	1,922	83,203
Annexon Inc *	4,120	92,741
API Group Corp * ~	23,791	496,994
Applied Therapeutics Inc *	614	12,759
Apria Inc *	476	13,328
AquaBounty Technologies Inc *	4,555	24,415
Arbutus Biopharma Corp * (Canada)	9,416	28,530
Arcturus Therapeutics Holdings Inc *	2,795	94,583
Arcus Biosciences Inc *	5,975	164,074

	Shares	Value
Arcutis Biotherapeutics Inc *	3,313	$90,412
Ardelyx Inc *	2,671	20,246
Arena Pharmaceuticals Inc *	7,381	503,384
Asensus Surgical Inc *	21,257	67,385
ASGN Inc *	835	80,937
Atara Biotherapeutics Inc *	10,054	156,340
Atea Pharmaceuticals Inc *	7,835	168,296
Athenex Inc *	4,768	22,028
Athersys Inc *	3,525	5,076
Athira Pharma Inc *	4,210	43,110
Atossa Therapeutics Inc *	14,484	91,539
Atreca Inc ’A’ *	3,374	28,746
Avanos Medical Inc *	6,417	233,386
Avid Bioservices Inc *	657	16,852
Avidity Biosciences Inc *	3,358	82,976
Avis Budget Group Inc *	6,781	528,172
Avrobio Inc *	4,798	42,654
B&G Foods Inc	8,538	280,046
Barrett Business Services Inc	1,016	73,772
BellRing Brands Inc ’A’ *	2,133	66,848
BioCryst Pharmaceuticals Inc *	21,161	334,555
Biohaven Pharmaceutical Holding Co Ltd *	2,360	229,109
Bioventus Inc ’A’ *	193	3,397
Black Diamond Therapeutics Inc *	2,971	36,216
Bluebird Bio Inc *	9,028	288,715
Blueprint Medicines Corp *	505	44,420
Bolt Biotherapeutics Inc *	1,449	22,402
Bridgebio Pharma Inc *	4,656	283,830
BrightView Holdings Inc *	5,682	91,594
Brookdale Senior Living Inc *	24,510	193,629
Brooklyn ImmunoTherapeutics Inc *	314	5,655
Cadiz Inc *	2,255	30,668
CAI International Inc	1,718	96,208
Cal-Maine Foods Inc	4,705	170,368
Cara Therapeutics Inc *	5,918	84,450
Cardiff Oncology Inc *	4,616	30,696
Carriage Services Inc	1,946	71,944
Cass Information Systems Inc	1,447	58,965
Castle Biosciences Inc *	211	15,473
Catalyst Pharmaceuticals Inc *	12,846	73,865
CBIZ Inc *	6,422	210,449
CEL-SCI Corp *	386	3,350
Celldex Therapeutics Inc *	1,062	35,513
Central Garden & Pet Co *	860	45,520
Central Garden & Pet Co ’A’ *	3,518	169,919
Cerecor Inc *	1,129	3,692
ChemoCentryx Inc *	6,769	90,637
Chimerix Inc *	3,176	25,408
Chinook Therapeutics Inc *	4,147	58,556
Citius Pharmaceuticals Inc *	14,895	51,835
Clene Inc *	1,026	11,532
Cogent Biosciences Inc *	3,407	27,631
Community Health Systems Inc *	2,393	36,948
Constellation Pharmaceuticals Inc *	4,867	164,505
CoreCivic Inc REIT *	16,398	171,687
CorMedix Inc *	4,483	30,753
Coursera Inc *	1,559	61,674
Covetrus Inc *	14,143	381,861
CRA International Inc	248	21,229
Crinetics Pharmaceuticals Inc *	701	13,214
Cross Country Healthcare Inc *	4,161	68,698
CryoLife Inc *	786	22,322
Cullinan Oncology Inc *	1,625	41,844
Curis Inc *	1,217	9,821
Custom Truck One Source Inc *	1,312	12,490
Cymabay Therapeutics Inc *	10,593	46,185
Cytokinetics Inc *	817	16,168
CytomX Therapeutics Inc *	1,201	7,602
Deciphera Pharmaceuticals Inc *	754	27,604
Deluxe Corp	5,596	267,321

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Design Therapeutics Inc *	751	$14,937
Dyne Therapeutics Inc *	3,972	83,571
Eagle Pharmaceuticals Inc *	871	37,279
Edgewell Personal Care Co	7,198	315,992
Eiger BioPharmaceuticals Inc *	4,194	35,733
Emerald Holding Inc *	3,682	19,846
Emergent BioSolutions Inc *	6,527	411,136
Enanta Pharmaceuticals Inc *	2,389	105,140
Endo International PLC *	30,403	142,286
Ennis Inc	3,663	78,828
Exagen Inc *	923	13,836
EyePoint Pharmaceuticals Inc *	2,724	24,489
FibroGen Inc *	1,196	31,849
Finch Therapeutics Group Inc *	878	12,353
Foghorn Therapeutics Inc *	2,172	23,175
Forma Therapeutics Holdings Inc *	4,272	106,330
Frequency Therapeutics Inc *	4,215	41,981
Fresh Del Monte Produce Inc	4,392	144,409
Fulcrum Therapeutics Inc *	2,784	29,176
Fulgent Genetics Inc *	2,347	216,464
G1 Therapeutics Inc *	2,261	49,606
Gemini Therapeutics Inc *	2,316	14,985
Generation Bio Co *	529	14,230
Geron Corp *	39,649	55,905
Gossamer Bio Inc *	8,137	66,072
GP Strategies Corp *	1,909	30,009
Graham Holdings Co ’B’	505	320,119
Green Dot Corp ’A’ *	6,089	285,270
Gritstone bio Inc *	5,350	48,846
Haemonetics Corp *	2,141	142,676
Harvard Bioscience Inc *	1,043	8,688
Heidrick & Struggles International Inc	1,688	75,200
HF Foods Group Inc *	4,170	22,059
Homology Medicines Inc *	5,608	40,770
Hookipa Pharma Inc *	777	7,117
Hostess Brands Inc *	16,829	272,462
Huron Consulting Group Inc *	2,766	135,949
iBio Inc *	28,158	42,519
ICF International Inc	2,422	212,797
Ideaya Biosciences Inc *	2,794	58,646
Ikena Oncology Inc *	1,000	14,040
Immunic Inc *	1,985	24,336
ImmunityBio Inc *	7,747	110,627
ImmunoGen Inc *	12,649	83,357
Immunovant Inc *	1,684	17,800
Infinity Pharmaceuticals Inc *	1,216	3,636
Ingles Markets Inc ’A’	1,944	113,277
Innoviva Inc *	7,342	98,456
Inovio Pharmaceuticals Inc *	27,623	256,065
Inozyme Pharma Inc *	1,839	31,337
Instil Bio Inc *	1,201	23,203
Integer Holdings Corp *	4,370	411,654
Invacare Corp *	5,362	43,271
Invitae Corp *	19,806	668,056
iTeos Therapeutics Inc *	2,661	68,255
IVERIC bio Inc *	10,077	63,586
John B Sanfilippo & Son Inc	452	40,034
John Wiley & Sons Inc ’A’	5,720	344,230
Jounce Therapeutics Inc *	4,343	29,532
Kala Pharmaceuticals Inc *	2,076	11,003
Kelly Services Inc ’A’ *	4,501	107,889
KemPharm Inc *	1,921	24,627
Kezar Life Sciences Inc *	4,507	24,473
Kiniksa Pharmaceuticals Ltd ’A’ *	2,143	29,852
Kinnate Biopharma Inc *	1,693	39,413
Korn Ferry	7,034	510,317
Kronos Bio Inc *	4,525	108,374
Krystal Biotech Inc *	1,509	102,612
Kura Oncology Inc *	8,406	175,265
Laird Superfood Inc *	140	4,182

	Shares	Value
Lancaster Colony Corp	302	$58,440
Landec Corp *	4,064	45,720
Lantheus Holdings Inc *	7,623	210,700
Laureate Education Inc ’A’ *	14,162	205,491
Lexicon Pharmaceuticals Inc *	5,402	24,795
Ligand Pharmaceuticals Inc *	1,771	232,337
Limoneira Co	1,509	26,483
Lineage Cell Therapeutics Inc *	15,890	45,287
LivaNova PLC *	1,353	113,801
LiveRamp Holdings Inc *	8,651	405,299
Macquarie Infrastructure Corp	7,031	269,076
MacroGenics Inc *	795	21,354
Magellan Health Inc *	3,199	301,346
Magenta Therapeutics Inc *	816	7,980
MannKind Corp *	29,038	158,257
Marathon Digital Holdings Inc *	11,911	373,648
MEDNAX Inc *	5,051	152,288
MeiraGTx Holdings PLC *	3,602	55,831
Meridian Bioscience Inc *	4,996	110,811
Merit Medical Systems Inc *	730	47,202
Mersana Therapeutics Inc *	2,737	37,168
MGP Ingredients Inc	414	28,003
MiMedx Group Inc *	4,839	60,536
Mirum Pharmaceuticals Inc *	369	6,380
Misonix Inc *	868	19,252
Mission Produce Inc *	4,249	87,997
ModivCare Inc *	1,104	187,757
MoneyGram International Inc *	10,279	103,612
Monro Inc	1,853	117,684
Multiplan Corp *	44,840	426,877
Mustang Bio Inc *	9,368	31,102
Myriad Genetics Inc *	10,205	312,069
NanoString Technologies Inc *	557	36,088
Nathan’s Famous Inc	215	15,334
National HealthCare Corp	1,753	122,535
Natural Grocers by Vitamin Cottage Inc	968	10,396
Nature’s Sunshine Products Inc	1,590	27,618
Natus Medical Inc *	4,434	115,195
Neogen Corp *	797	36,694
Neoleukin Therapeutics Inc *	3,513	32,425
Neuronetics Inc *	229	3,669
NewAge Inc *	7,015	15,643
NexImmune Inc *	262	4,276
NGM Biopharmaceuticals Inc *	3,716	73,280
Nkarta Inc *	1,849	58,595
Nurix Therapeutics Inc *	530	14,061
Nuvation Bio Inc *	723	6,731
Olema Pharmaceuticals Inc *	892	24,958
Oncocyte Corp *	2,185	12,542
Oncorus Inc *	2,670	36,846
Oncternal Therapeutics Inc *	5,705	27,099
OPKO Health Inc *	52,969	214,524
Option Care Health Inc *	14,730	322,145
OraSure Technologies Inc *	9,419	95,509
ORIC Pharmaceuticals Inc *	3,324	58,802
Orthofix Medical Inc *	2,547	102,160
Owens & Minor Inc	1,779	75,305
Oyster Point Pharma Inc *	1,387	23,843
Pacific Biosciences of California Inc *	13,976	488,741
Passage Bio Inc *	4,911	65,022
Patterson Cos Inc	8,789	267,098
Perdoceo Education Corp *	8,966	110,013
Personalis Inc *	4,373	110,637
Pliant Therapeutics Inc *	370	10,774
Portage Biotech Inc * (Canada)	369	7,734
Poseida Therapeutics Inc *	3,744	37,515
Praxis Precision Medicines Inc *	2,965	54,200
Precigen Inc *	1,451	9,461
Prestige Consumer Healthcare Inc *	6,689	348,497
Primo Water Corp	20,925	350,075

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
PROG Holdings Inc	7,571	$364,392
Prometheus Biosciences Inc *	1,310	32,174
Prothena Corp PLC * (Ireland)	1,155	59,379
Provention Bio Inc *	7,427	62,610
Quanex Building Products Corp	4,527	112,451
Rain Therapeutics Inc *	321	4,988
Reata Pharmaceuticals Inc ’A’ *	487	68,925
Recursion Pharmaceuticals Inc ’A’ *	955	34,858
REGENXBIO Inc *	2,531	98,329
Rekor Systems Inc *	1,190	12,090
Relay Therapeutics Inc *	1,027	37,578
Reneo Pharmaceuticals Inc *	432	4,031
Rent-A-Center Inc	736	39,060
Repay Holdings Corp *	5,605	134,744
Replimune Group Inc *	1,050	40,341
Resources Connection Inc	4,547	65,295
Revlon Inc ’A’ *	919	11,800
REVOLUTION Medicines Inc *	6,798	215,769
Rhythm Pharmaceuticals Inc *	5,828	114,112
RR Donnelley & Sons Co *	9,294	58,366
Sana Biotechnology Inc *	232	4,561
Sanderson Farms Inc	440	82,707
Sangamo Therapeutics Inc *	1,633	19,547
Scholar Rock Holding Corp *	554	16,011
SeaSpine Holdings Corp *	2,277	46,701
Seer Inc *	1,227	40,221
Selecta Biosciences Inc *	10,761	44,981
Seneca Foods Corp ’A’ *	979	50,007
Sensei Biotherapeutics Inc *	1,149	11,214
Shattuck Labs Inc *	600	17,394
Sientra Inc *	1,225	9,751
Sigilon Therapeutics Inc *	753	8,080
Silverback Therapeutics Inc *	1,682	51,957
SOC Telemed Inc *	935	5,320
Solid Biosciences Inc *	7,783	28,486
Sorrento Therapeutics Inc *	3,600	34,884
SpartanNash Co	4,911	94,831
Spero Therapeutics Inc *	96	1,340
Sprouts Farmers Market Inc *	8,779	218,158
Spruce Biosciences Inc *	984	11,031
SQZ Biotechnologies Co *	2,970	42,917
StoneMor Inc *	3,242	8,494
Strategic Education Inc	3,237	246,206
Stride Inc *	5,160	165,791
Supernus Pharmaceuticals Inc *	6,568	202,229
Surface Oncology Inc *	4,322	32,242
Sutro Biopharma Inc *	5,283	98,211
Syndax Pharmaceuticals Inc *	4,475	76,836
Syros Pharmaceuticals Inc *	3,962	21,593
Talaris Therapeutics Inc *	419	6,155
Talis Biomedical Corp *	1,855	20,461
Tarsus Pharmaceuticals Inc *	276	7,998
Taysha Gene Therapies Inc *	493	10,452
TCR2 Therapeutics Inc *	4,017	65,919
Team Inc *	3,539	23,711
Tejon Ranch Co *	3,344	50,862
Tenet Healthcare Corp *	12,430	832,686
Terns Pharmaceuticals Inc *	317	3,886
Textainer Group Holdings Ltd * (China)	5,564	187,896
The Aaron’s Co Inc	4,508	144,211
The Andersons Inc	2,730	83,347
The Beauty Health Co *	482	8,098
The Chefs’ Warehouse Inc *	4,086	130,057
The Duckhorn Portfolio Inc *	973	21,464
The Hackett Group Inc	729	13,137
The Honest Co Inc *	835	13,519
The Simply Good Foods Co *	10,858	396,426
Theravance Biopharma Inc *	575	8,349
Tivity Health Inc *	2,611	68,695
Tonix Pharmaceuticals Holding Corp *	43,149	47,895

	Shares	Value
Tootsie Roll Industries Inc	2,112	$71,618
Translate Bio Inc *	4,300	118,422
Travere Therapeutics Inc *	7,164	104,523
TreeHouse Foods Inc *	6,894	306,921
Trevena Inc *	14,150	23,914
Trillium Therapeutics Inc * (Canada)	10,998	106,681
Triple-S Management Corp ’B’ *	3,452	76,876
Triton International Ltd (Bermuda)	8,792	460,173
TrueBlue Inc *	4,629	130,121
Turning Point Therapeutics Inc *	5,427	423,415
United Natural Foods Inc *	7,057	260,968
Universal Corp	3,217	183,272
UroGen Pharma Ltd *	900	13,743
Utah Medical Products Inc	378	32,145
Vanda Pharmaceuticals Inc *	7,283	156,657
Varex Imaging Corp *	4,673	125,330
Vaxart Inc *	1,357	10,164
Vaxcyte Inc *	3,761	84,660
VBI Vaccines Inc *	2,793	9,357
Vector Group Ltd	16,485	233,098
Vectrus Inc *	1,439	68,482
Veracyte Inc *	8,974	358,781
Veru Inc *	2,162	17,447
Viemed Healthcare Inc *	3,841	27,463
Viking Therapeutics Inc *	9,035	54,120
Village Super Market Inc ’A’	1,452	34,137
Viracta Therapeutics Inc *	3,816	43,273
VistaGen Therapeutics Inc *	3,638	11,460
Vivint Smart Home Inc *	8,927	117,836
Vor BioPharma Inc *	1,352	25,215
Weis Markets Inc	2,217	114,530
Werewolf Therapeutics Inc *	342	5,964
Whole Earth Brands Inc *	4,567	66,222
Willdan Group Inc *	267	10,050
WW International Inc *	4,827	174,448
XBiotech Inc *	1,815	30,056
XOMA Corp *	695	23,630
Zogenix Inc *	7,471	129,099

		35,547,984

Energy - 6.3%

Advent Technologies Holdings Inc *	416	4,010
Aemetis Inc *	3,439	38,414
Alto Ingredients Inc *	10,343	63,196
Antero Resources Corp *	33,359	501,386
Arch Resources Inc *	1,692	96,410
Archrock Inc	17,658	157,333
Array Technologies Inc *	12,961	202,192
Beam Global *	109	4,176
Berry Corp	10,093	67,825
Bonanza Creek Energy Inc	4,082	192,140
Brigham Minerals Inc ’A’	5,971	127,123
Bristow Group Inc *	830	21,256
California Resources Corp *	11,239	338,743
Callon Petroleum Co *	704	40,614
Centennial Resource Development Inc ’A’ *	20,830	141,227
ChampionX Corp *	22,207	569,609
Chesapeake Energy Corp	13,172	683,890
Cleanspark Inc *	4,163	69,272
CNX Resources Corp *	29,090	397,369
Comstock Resources Inc *	12,068	80,494
CONSOL Energy Inc *	4,515	83,392
CVR Energy Inc	4,451	79,940
Delek US Holdings Inc	9,160	198,039
Dril-Quip Inc *	4,608	155,889
Earthstone Energy Inc ’A’ *	2,750	30,442
Equitrans Midstream Corp	54,456	463,421
Extraction Oil & Gas Inc *	1,248	68,528
Falcon Minerals Corp	2,737	13,904
Frank’s International NV *	19,630	59,479

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
FTS International Inc ’A’ *	1,109	$31,374
FuelCell Energy Inc *	10,198	90,762
FutureFuel Corp	4,375	42,000
Gevo Inc *	26,641	193,680
Golar LNG Ltd * (Bermuda)	13,628	180,571
Green Plains Inc *	1,264	42,496
Helix Energy Solutions Group Inc *	19,555	111,659
Helmerich & Payne Inc	14,043	458,223
HighPeak Energy Inc *	409	4,184
Laredo Petroleum Inc *	1,215	112,740
Liberty Oilfield Services Inc ’A’ *	7,779	110,151
Matrix Service Co *	3,954	41,517
MRC Global Inc *	10,461	98,333
Murphy Oil Corp	19,520	454,426
Nabors Industries Ltd *	959	109,556
National Energy Services Reunited Corp *	3,587	51,115
Newpark Resources Inc *	12,499	43,246
NexTier Oilfield Solutions Inc *	20,425	97,223
Northern Oil and Gas Inc	6,335	131,578
NOW Inc *	14,601	138,563
Oasis Petroleum Inc	409	41,125
Oceaneering International Inc *	13,102	203,998
Oil States International Inc *	8,684	68,169
Ovintiv Inc	33,201	1,044,835
Par Pacific Holdings Inc *	1,458	24,524
Patterson-UTI Energy Inc	24,624	244,763
PBF Energy Inc ’A’ *	12,876	197,003
PDC Energy Inc	13,150	602,138
Peabody Energy Corp *	8,888	70,482
Penn Virginia Corp *	1,966	46,417
ProPetro Holding Corp *	11,250	103,050
Range Resources Corp *	31,741	531,979
Renewable Energy Group Inc *	5,959	371,484
REX American Resources Corp *	768	69,258
Riley Exploration Permian Inc	268	7,767
RPC Inc *	8,863	43,872
Select Energy Services Inc ’A’ *	8,346	50,410
SM Energy Co	15,486	381,420
Solaris Oilfield Infrastructure Inc ’A’	3,783	36,846
SunCoke Energy Inc	10,584	75,570
Sunnova Energy International Inc *	9,691	364,963
SunPower Corp *	2,286	66,797
Talos Energy Inc *	4,144	64,812
TETRA Technologies Inc *	2,995	12,998
US Silica Holdings Inc *	9,476	109,543
W&T Offshore Inc *	12,496	60,606
Warrior Met Coal Inc	6,443	110,820
Whiting Petroleum Corp *	5,268	287,369

		12,786,128

Financial - 34.5%

1st Source Corp	2,487	115,546
Acadia Realty Trust REIT	10,690	234,752
Agree Realty Corp REIT	8,951	630,956
Alerus Financial Corp	2,310	67,013
Alexander & Baldwin Inc REIT *	10,165	186,223
Allegiance Bancshares Inc	2,523	96,984
Altabancorp	2,487	107,712
Altus Midstream Co ’A’	373	25,181
Amalgamated Financial Corp	2,206	34,480
Ambac Financial Group Inc *	6,209	97,233
Amerant Bancorp Inc *	3,168	67,732
American Assets Trust Inc REIT	6,910	257,674
American Equity Investment Life Holding Co	11,668	377,110
American Finance Trust Inc REIT	14,618	123,961
American National Bankshares Inc	1,710	53,164
American National Group Inc	1,002	148,847
American Realty Investors Inc *	128	1,192
Ameris Bancorp	8,387	424,634
AMERISAFE Inc	2,712	161,879

	Shares	Value
Apartment Investment and Management Co ’A’ REIT	19,824	$133,019
Apollo Commercial Real Estate Finance Inc REIT	18,676	297,882
Apple Hospitality REIT Inc	27,949	426,502
Arbor Realty Trust Inc REIT	16,871	300,641
Ares Commercial Real Estate Corp REIT	4,894	71,893
Argo Group International Holdings Ltd	4,321	223,957
Armada Hoffler Properties Inc REIT	7,947	105,616
ARMOUR Residential REIT Inc	9,411	107,474
Arrow Financial Corp	2,059	74,021
Ashford Hospitality Trust Inc REIT *	15,363	70,055
Assetmark Financial Holdings Inc *	2,496	62,550
Associated Banc-Corp	20,617	422,236
Associated Capital Group Inc ’A’	486	18,886
Atlantic Capital Bancshares Inc *	2,995	76,253
Atlantic Union Bankshares Corp	10,755	389,546
Axos Financial Inc *	6,953	322,550
B. Riley Financial Inc	2,607	196,828
Banc of California Inc	6,008	105,380
BancFirst Corp	2,438	152,204
Banco Latinoamericano de Comercio Exterior SA ’E’ (Panama)	4,457	68,504
BancorpSouth Bank	12,903	365,542
Bank First Corp	942	65,723
Bank of Marin Bancorp	2,025	64,598
BankUnited Inc	11,316	483,080
Banner Corp	3,952	214,238
Bar Harbor Bankshares	2,017	57,727
Berkshire Hills Bancorp Inc	5,563	152,482
BGC Partners Inc ’A’	44,437	251,958
Blackstone Mortgage Trust Inc ’A’ REIT	18,482	589,391
Blucora Inc *	4,650	80,492
Blue Ridge Bankshares Inc	2,435	42,661
Boston Private Financial Holdings Inc	9,934	146,527
Braemar Hotels & Resorts Inc REIT *	6,203	38,521
Brandywine Realty Trust REIT	22,586	309,654
Bridgewater Bancshares Inc *	2,790	45,059
BrightSpire Capital Inc REIT	9,671	90,907
Broadmark Realty Capital Inc REIT	17,399	184,255
Broadstone Net Lease Inc REIT	19,356	453,124
Brookline Bancorp Inc	9,046	135,238
BRT Apartments Corp REIT	1,801	31,229
Bryn Mawr Bank Corp	2,859	120,621
Business First Bancshares Inc	2,831	64,971
Byline Bancorp Inc	3,500	79,205
Cadence BanCorp	10,580	220,910
Cambridge Bancorp	985	81,745
Camden National Corp	2,170	103,639
Capital Bancorp Inc *	1,508	30,839
Capital City Bank Group Inc	2,033	52,431
Capitol Federal Financial Inc	17,108	201,532
Capstar Financial Holdings Inc	2,936	60,188
Capstead Mortgage Corp REIT	12,578	77,229
CareTrust REIT Inc	11,839	275,020
Carter Bankshares Inc *	4,095	51,228
CatchMark Timber Trust Inc ’A’ REIT	2,754	32,222
Cathay General Bancorp	10,402	409,423
CBTX Inc	2,673	73,000
Centerspace REIT	1,887	148,884
Central Pacific Financial Corp	2,785	72,577
Century Bancorp Inc ’A’	409	46,626
Chatham Lodging Trust REIT *	6,917	89,022
Chimera Investment Corp REIT	31,033	467,357
CIT Group Inc	13,273	684,754
Citizens & Northern Corp	2,458	60,221
Citizens Inc *	7,614	40,278
City Holding Co	1,881	141,526
City Office REIT Inc	6,235	77,501
Civista Bancshares Inc	2,503	55,316

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Clipper Realty Inc REIT	756	$5,557
CNB Financial Corp	2,566	58,556
CNO Financial Group Inc	17,653	416,964
Coastal Financial Corp *	688	19,649
Columbia Banking System Inc	8,763	337,901
Columbia Financial Inc *	3,979	68,518
Columbia Property Trust Inc REIT	15,827	275,232
Community Bank System Inc	6,676	505,039
Community Healthcare Trust Inc REIT	1,326	62,932
Community Trust Bancorp Inc	2,312	93,359
ConnectOne Bancorp Inc	5,263	137,733
CorePoint Lodging Inc REIT *	5,728	61,290
Corporate Office Properties Trust REIT	2,468	69,079
Cowen Inc ’A’	3,375	138,544
Crawford & Co ’A’	2,751	24,952
CrossFirst Bankshares Inc *	3,897	53,584
CTO Realty Growth Inc REIT	904	48,382
Customers Bancorp Inc *	3,388	132,098
CVB Financial Corp	17,034	350,730
Diamond Hill Investment Group Inc	436	72,947
DiamondRock Hospitality Co REIT *	25,688	249,174
DigitalBridge Group Inc REIT *	64,172	506,959
Dime Community Bancshares Inc	4,672	157,073
Diversified Healthcare Trust REIT	32,774	136,995
Donegal Group Inc ’A’	2,328	33,919
Dynex Capital Inc REIT	3,924	73,222
Eagle Bancorp Inc	3,948	221,404
Easterly Government Properties Inc REIT	11,688	246,383
Eastern Bankshares Inc	18,448	379,475
eHealth Inc *	2,298	134,203
Ellington Financial Inc REIT	5,747	110,055
Empire State Realty Trust Inc ’A’ REIT	19,757	237,084
Employers Holdings Inc	3,382	144,750
Encore Capital Group Inc *	4,149	196,621
Enova International Inc *	4,779	163,490
Enstar Group Ltd *	1,832	437,701
Enterprise Bancorp Inc	1,528	50,042
Enterprise Financial Services Corp	4,055	188,111
Equity Bancshares Inc ’A’ *	1,818	55,431
Equity Commonwealth REIT	15,973	418,493
Essent Group Ltd	14,874	668,586
Essential Properties Realty Trust Inc REIT	15,942	431,072
EZCORP Inc ’A’ *	6,448	38,881
Farmers National Banc Corp	4,048	62,784
Farmland Partners Inc REIT	3,924	47,284
FB Financial Corp	4,323	161,334
Federal Agricultural Mortgage Corp ’C’	1,189	117,592
Federated Hermes Inc	12,864	436,218
Fidelity D&D Bancorp Inc	657	35,544
Finance Of America Cos Inc ’A’ *	4,132	31,527
Financial Institutions Inc	2,406	72,180
First BanCorp	7,967	94,967
First Bancorp NC	3,316	135,658
First Bank	2,100	28,434
First Busey Corp	7,150	176,319
First Choice Bancorp	1,712	52,130
First Commonwealth Financial Corp	11,183	157,345
First Community Bankshares Inc	2,613	77,998
First Financial Bancorp	11,764	277,983
First Financial Bankshares Inc	1,396	68,585
First Financial Corp	1,839	75,068
First Foundation Inc	5,620	126,506
First Internet Bancorp	1,432	44,363
First Interstate BancSystem Inc ’A’	5,680	237,594
First Merchants Corp	7,434	309,775
First Mid Bancshares Inc	2,432	98,520
First Midwest Bancorp Inc	13,961	276,847
Five Star Bancorp *	604	14,587
Flagstar Bancorp Inc	6,937	293,227
Flushing Financial Corp	4,384	93,949

	Shares	Value
Four Corners Property Trust Inc REIT	2,565	$70,820
Franklin Street Properties Corp REIT	14,558	76,575
FRP Holdings Inc *	963	53,620
FS Bancorp Inc	632	45,043
Fulton Financial Corp	21,708	342,552
GAMCO Investors Inc ’A’	214	5,371
GCM Grosvenor Inc ’A’	417	4,345
Genworth Financial Inc ’A’ *	66,032	257,525
German American Bancorp Inc	3,545	131,874
Getty Realty Corp REIT	5,304	165,220
Glacier Bancorp Inc	11,313	623,120
Gladstone Commercial Corp REIT	3,930	88,661
Gladstone Land Corp REIT	1,585	38,135
Global Medical REIT Inc	8,205	121,106
Global Net Lease Inc REIT	13,320	246,420
Goosehead Insurance Inc ’A’	1,990	253,327
Granite Point Mortgage Trust Inc REIT	7,071	104,297
Great Ajax Corp REIT	2,636	34,215
Great Southern Bancorp Inc	1,591	85,755
Great Western Bancorp Inc	6,406	210,053
Greenlight Capital Re Ltd ’A’ *	4,453	40,656
Guaranty Bancshares Inc	1,338	45,586
Hancock Whitney Corp	11,713	520,526
Hanmi Financial Corp	3,537	67,415
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	9,732	546,452
HarborOne Bancorp Inc	7,240	103,822
Hawthorn Bancshares Inc	47	1,076
HBT Financial Inc	1,833	31,913
HCI Group Inc	787	78,251
Healthcare Realty Trust Inc REIT	19,176	579,115
Heartland Financial USA Inc	5,563	261,405
Heritage Commerce Corp	8,648	96,252
Heritage Financial Corp	4,344	108,687
Heritage Insurance Holdings Inc	2,899	24,873
Hersha Hospitality Trust REIT *	4,528	48,721
Hilltop Holdings Inc	8,795	320,138
Hingham Institution for Savings	216	62,748
Home Bancorp Inc	1,274	48,552
Home BancShares Inc	20,621	508,926
Home Point Capital Inc *	1,695	10,051
HomeStreet Inc	2,268	92,398
HomeTrust Bancshares Inc	2,317	64,644
Hope Bancorp Inc	14,595	206,957
Horace Mann Educators Corp	5,053	189,083
Horizon Bancorp Inc	6,271	109,304
Houlihan Lokey Inc	981	80,236
Howard Bancorp Inc *	2,233	36,018
Independence Holding Co	594	27,514
Independence Realty Trust Inc REIT	14,137	257,718
Independent Bank Corp	4,042	305,171
Independent Bank Corp MI	3,238	70,297
Independent Bank Group Inc	5,141	380,331
Indus Realty Trust Inc REIT	167	10,964
Industrial Logistics Properties Trust REIT	9,026	235,940
Innovative Industrial Properties Inc REIT	1,557	297,418
International Bancshares Corp	7,377	316,768
Invesco Mortgage Capital Inc REIT	33,120	129,168
Investors Bancorp Inc	15,257	217,565
Investors Title Co	148	25,845
iStar Inc REIT	2,583	53,546
James River Group Holdings Ltd	1,179	44,236
Kearny Financial Corp	7,398	88,406
Kennedy-Wilson Holdings Inc	16,479	327,438
Kite Realty Group Trust REIT	11,554	254,304
KKR Real Estate Finance Trust Inc REIT	4,290	92,793
Ladder Capital Corp REIT	15,201	175,420
Lakeland Bancorp Inc	7,066	123,514
Lakeland Financial Corp	3,196	197,001
Legacy Housing Corp *	787	13,308

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
LendingClub Corp *	12,866	$233,261
Lexington Realty Trust REIT	37,313	445,890
LTC Properties Inc REIT	5,438	208,765
Luther Burbank Corp	2,771	32,864
Macatawa Bank Corp	4,592	40,180
Mack-Cali Realty Corp REIT	12,271	210,448
Maiden Holdings Ltd *	9,000	30,330
Marcus & Millichap Inc *	3,064	119,098
Marlin Business Services Corp	1,265	28,791
MBIA Inc *	6,800	74,800
McGrath RentCorp	1,127	91,929
Mercantile Bank Corp	2,430	73,386
Merchants Bancorp	1,551	60,861
Meridian Bancorp Inc	6,693	136,939
Meta Financial Group Inc	2,714	137,410
Metrocity Bankshares Inc	2,449	42,882
MetroMile Inc *	5,003	45,777
Metropolitan Bank Holding Corp *	1,067	64,255
MFA Financial Inc REIT	59,166	271,572
Mid Penn Bancorp Inc	1,400	38,430
Midland States Bancorp Inc	3,257	85,561
MidWestOne Financial Group Inc	2,137	61,481
Moelis & Co ’A’	3,766	214,248
Monmouth Real Estate Investment Corp REIT	11,403	213,464
Mr Cooper Group Inc *	9,633	318,467
MVB Financial Corp	1,436	61,260
National Bank Holdings Corp ’A’	3,318	125,221
National Health Investors Inc REIT	5,970	400,288
National Western Life Group Inc ’A’	362	81,229
Navient Corp	23,806	460,170
NBT Bancorp Inc	5,266	189,418
Nelnet Inc ’A’	2,287	172,051
NETSTREIT Corp	5,656	130,427
New Senior Investment Group Inc REIT	11,771	103,349
New York Mortgage Trust Inc REIT	50,529	225,865
NexPoint Residential Trust Inc REIT	2,573	141,464
NI Holdings Inc *	1,611	30,625
Nicolet Bankshares Inc *	1,327	93,341
NMI Holdings Inc ’A’ *	10,553	237,231
Northfield Bancorp Inc	6,250	102,500
Northrim BanCorp Inc	1,036	44,289
Northwest Bancshares Inc	13,998	190,933
OceanFirst Financial Corp	8,344	173,889
Ocwen Financial Corp *	1,081	33,489
Office Properties Income Trust REIT	6,711	196,699
OFG Bancorp	6,288	139,091
Old National Bancorp	20,232	356,286
Old Second Bancorp Inc	4,301	53,332
One Liberty Properties Inc REIT	2,413	68,505
Oportun Financial Corp *	2,906	58,207
Oppenheimer Holdings Inc ’A’	1,191	60,550
Orchid Island Capital Inc REIT	12,339	64,039
Origin Bancorp Inc	2,674	113,538
Orrstown Financial Services Inc	1,860	42,910
Outfront Media Inc REIT *	15,930	382,798
Pacific Premier Bancorp Inc	10,664	450,981
Paramount Group Inc REIT	25,788	259,685
Park National Corp	1,916	224,977
PCSB Financial Corp	2,174	39,502
Peapack Gladstone Financial Corp	2,606	80,968
Pebblebrook Hotel Trust REIT	17,725	417,424
PennyMac Financial Services Inc	4,730	291,936
PennyMac Mortgage Investment Trust REIT	10,945	230,502
Peoples Bancorp Inc	2,728	80,803
Peoples Financial Services Corp	1,160	49,416
Physicians Realty Trust REIT	29,221	539,712
Piedmont Office Realty Trust Inc ’A’ REIT	17,023	314,415
Pioneer Bancorp Inc *	2,204	26,492
Piper Sandler Cos	2,367	306,669
PJT Partners Inc ’A’	550	39,259

	Shares	Value
Plymouth Industrial REIT Inc REIT	4,246	$85,005
Postal Realty Trust Inc ’A’ REIT	1,909	34,820
PotlatchDeltic Corp REIT	8,955	475,958
PRA Group Inc *	6,084	234,051
Preferred Apartment Communities Inc ’A’ REIT	7,286	71,039
Preferred Bank	517	32,711
Premier Financial Bancorp Inc	2,255	37,997
Premier Financial Corp	5,166	146,766
Primis Financial Corp	3,845	58,675
ProAssurance Corp	6,587	149,854
ProSight Global Inc *	1,914	24,423
Provident Bancorp Inc	2,483	40,498
Provident Financial Services Inc	9,842	225,283
PS Business Parks Inc REIT	469	69,450
QCR Holdings Inc	2,254	108,395
QTS Realty Trust Inc ’A’ REIT	5,424	419,275
Radian Group Inc	25,987	578,211
Radius Global Infrastructure Inc ’A’ *	5,886	85,347
RBB Bancorp	2,102	50,910
RE/MAX Holdings Inc ’A’	2,463	82,092
Ready Capital Corp REIT	7,537	119,612
Realogy Holdings Corp *	15,331	279,331
Red River Bancshares Inc	793	40,054
Redwood Trust Inc REIT	15,044	181,581
Regional Management Corp	870	40,490
Reliant Bancorp Inc	2,380	65,997
Renasant Corp	6,868	274,720
Republic Bancorp Inc ’A’	1,447	66,750
Republic First Bancorp Inc *	5,702	22,751
Retail Opportunity Investments Corp REIT	16,031	283,107
Retail Properties of America Inc ’A’ REIT	29,394	336,561
Retail Value Inc REIT	2,598	56,507
RLI Corp	495	51,772
RLJ Lodging Trust REIT	22,423	341,502
RPT Realty REIT	11,407	148,063
Ryman Hospitality Properties Inc REIT *	687	54,246
S&T Bancorp Inc	4,630	144,919
Sabra Health Care REIT Inc	29,252	532,386
Safehold Inc REIT	902	70,807
Safety Insurance Group Inc	1,733	135,659
Sandy Spring Bancorp Inc	6,395	282,211
Saul Centers Inc REIT	338	15,362
Sculptor Capital Management Inc	2,875	70,696
Seacoast Banking Corp of Florida	6,557	223,922
Selective Insurance Group Inc	7,984	647,902
Seritage Growth Properties REIT *	5,002	92,037
Service Properties Trust REIT	21,281	268,141
ServisFirst Bancshares Inc	1,255	85,315
Sierra Bancorp	2,250	57,263
Simmons First National Corp ’A’	13,268	389,283
SiriusPoint Ltd * (Bermuda)	12,081	121,656
SITE Centers Corp REIT	23,729	357,359
SmartFinancial Inc	2,172	52,150
South Plains Financial Inc	1,833	42,397
South State Corp	9,523	778,600
Southern First Bancshares Inc *	862	44,100
Southern Missouri Bancorp Inc	1,241	55,795
Southside Bancshares Inc	4,052	154,908
Spirit of Texas Bancshares Inc	2,038	46,548
STAG Industrial Inc REIT	21,674	811,258
State Auto Financial Corp	2,663	45,591
Stewart Information Services Corp	3,160	179,140
Stock Yards Bancorp Inc	2,446	124,477
StoneX Group Inc *	2,087	126,618
Summit Financial Group Inc	1,945	42,809
Summit Hotel Properties Inc REIT *	14,719	137,328
Sunstone Hotel Investors Inc REIT *	29,364	364,701
SVB Financial Group *	226	126,029
Tanger Factory Outlet Centers Inc REIT	10,078	189,970

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Terreno Realty Corp REIT	9,275	$598,423
Texas Capital Bancshares Inc *	4,356	276,562
The Bancorp Inc *	6,880	158,309
The Bank of NT Butterfield & Son Ltd (Bermuda)	6,949	246,342
The First Bancorp Inc	1,708	50,301
The First Bancshares Inc	2,817	105,440
The First of Long Island Corp	3,521	74,751
The GEO Group Inc REIT	12,898	91,834
The Macerich Co REIT	26,527	484,118
The RMR Group Inc ’A’	2,074	80,139
Tiptree Inc	3,422	31,825
Tompkins Financial Corp	2,025	157,059
Towne Bank	9,259	281,659
TPG RE Finance Trust Inc REIT	7,950	106,928
Trean Insurance Group Inc *	2,338	35,257
TriCo Bancshares	3,875	164,997
TriState Capital Holdings Inc *	4,031	82,192
Triumph Bancorp Inc *	340	25,245
TrustCo Bank Corp NY	2,295	78,902
Trustmark Corp	8,714	268,391
Two Harbors Investment Corp REIT	36,451	275,570
UMB Financial Corp	5,828	542,354
UMH Properties Inc REIT	1,077	23,500
United Bankshares Inc	16,895	616,667
United Community Banks Inc	9,436	302,046
United Fire Group Inc	2,798	77,589
United Insurance Holdings Corp	3,835	21,860
Uniti Group Inc REIT	26,706	282,817
Universal Health Realty Income Trust REIT	293	18,034
Universal Insurance Holdings Inc	3,608	50,079
Univest Financial Corp	4,220	111,281
Urban Edge Properties REIT	15,918	304,034
Urstadt Biddle Properties Inc ’A’ REIT	4,467	86,570
Valley National Bancorp	54,048	725,865
Velocity Financial Inc *	954	11,915
Veritex Holdings Inc	5,176	183,282
Walker & Dunlop Inc	3,565	372,115
Washington Federal Inc	9,914	315,067
Washington Real Estate Investment Trust REIT	11,708	269,284
Washington Trust Bancorp Inc	2,470	126,835
Waterstone Financial Inc	3,036	59,688
Watford Holdings Ltd * (Bermuda)	2,421	84,711
WesBanco Inc	8,964	319,387
West Bancorporation Inc	2,080	57,720
Westamerica Bancorporation	3,151	182,853
Whitestone REIT	6,529	53,864
WisdomTree Investments Inc	6,195	38,409
World Acceptance Corp *	614	98,387
WSFS Financial Corp	5,123	238,681
Xenia Hotels & Resorts Inc REIT *	15,166	284,059

		70,053,095

Industrial - 11.4%

AAR Corp *	4,521	175,189
Aerojet Rocketdyne Holdings Inc	1,993	96,242
AerSale Corp *	819	10,205
AFC Gamma Inc	908	18,750
AgEagle Aerial Systems Inc *	2,891	15,236
Air Transport Services Group Inc *	7,731	179,591
Alamo Group Inc	222	33,895
Albany International Corp ’A’	3,231	288,399
Allied Motion Technologies Inc	303	10,463
Altra Industrial Motion Corp	8,505	552,995
American Outdoor Brands Inc *	1,857	65,255
American Superconductor Corp *	3,763	65,439
American Woodmark Corp *	2,216	181,025
Apogee Enterprises Inc	3,235	131,762
ArcBest Corp	3,297	191,852

	Shares	Value
Arcosa Inc	6,307	$370,473
Argan Inc	2,028	96,918
Astec Industries Inc	2,941	185,107
Astronics Corp *	3,511	61,478
Atlas Air Worldwide Holdings Inc *	3,798	258,682
Atlas Technical Consultants Inc *	1,184	11,461
AZZ Inc	3,344	173,152
Babcock & Wilcox Enterprises Inc *	4,968	39,148
Barnes Group Inc	6,250	320,312
Belden Inc	5,830	294,823
Benchmark Electronics Inc	4,878	138,828
Boise Cascade Co	4,225	246,529
Brady Corp ’A’	6,344	355,518
Caesarstone Ltd	2,887	42,612
Casella Waste Systems Inc ’A’ *	624	39,580
CECO Environmental Corp *	3,412	24,430
Centrus Energy Corp ’A’ *	1,206	30,608
Chart Industries Inc *	1,962	287,080
Chase Corp	657	67,415
Columbus McKinnon Corp	3,495	168,599
Comtech Telecommunications Corp	3,437	83,038
Concrete Pumping Holdings Inc *	3,266	27,663
Costamare Inc (Monaco)	7,273	85,894
Covenant Logistics Group Inc ’A’ *	1,528	31,599
DHT Holdings Inc	19,284	125,153
Diamond S Shipping Inc *	3,947	39,312
Dorian LPG Ltd *	3,409	48,135
Ducommun Inc *	1,514	82,604
DXP Enterprises Inc *	2,356	78,455
Dycom Industries Inc *	776	57,835
Eagle Bulk Shipping Inc *	1,070	50,632
Eastman Kodak Co *	674	5,608
Echo Global Logistics Inc *	2,631	80,877
EMCOR Group Inc	6,399	788,293
Encore Wire Corp	2,692	204,027
EnerSys	4,982	486,891
EnPro Industries Inc	2,701	262,402
ESCO Technologies Inc	3,027	283,963
Fabrinet * (Thailand)	623	59,727
FARO Technologies Inc *	1,138	88,502
Fluidigm Corp *	8,882	54,713
Fluor Corp *	18,865	333,910
Frontline Ltd (Norway)	16,022	144,198
GATX Corp	4,599	406,874
Genco Shipping & Trading Ltd	4,184	78,994
Gibraltar Industries Inc *	3,213	245,184
GrafTech International Ltd	2,459	28,574
Granite Construction Inc	5,913	245,567
Great Lakes Dredge & Dock Corp *	8,156	119,159
Greif Inc ’A’	3,105	188,008
Greif Inc ’B’	780	46,020
Griffon Corp	6,119	156,830
Harsco Corp *	6,298	128,605
Haynes International Inc	1,871	66,196
Heartland Express Inc	6,602	113,092
Heritage-Crystal Clean Inc *	1,602	47,547
Hillenbrand Inc	4,741	208,983
Hub Group Inc ’A’ *	4,357	287,475
Hyster-Yale Materials Handling Inc	1,346	98,231
Ichor Holdings Ltd *	1,193	64,183
Ideanomics Inc *	53,770	152,707
II-VI Inc *	1,075	78,034
Infrastructure and Energy Alternatives Inc *	1,413	18,171
Insteel Industries Inc	2,427	78,028
International Seaways Inc	3,063	58,748
Itron Inc *	1,042	104,179
JELD-WEN Holding Inc *	7,081	185,947
Kaman Corp	3,630	182,952
Kennametal Inc	11,025	396,018
Kimball Electronics Inc *	3,169	68,894

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Knowles Corp *	11,555	$228,096
Kratos Defense & Security Solutions Inc *	12,554	357,663
Lindsay Corp	79	13,057
Luxfer Holdings PLC (United Kingdom)	2,620	58,295
Lydall Inc *	1,334	80,734
Marten Transport Ltd	7,760	127,962
Materion Corp	1,672	125,985
Matson Inc	5,710	365,440
Matthews International Corp ’A’	4,110	147,796
Mayville Engineering Co Inc *	1,247	25,077
Mesa Laboratories Inc	614	166,498
Mistras Group Inc *	2,396	23,553
Moog Inc ’A’	3,837	322,538
Mueller Industries Inc	4,812	208,408
Mueller Water Products Inc ’A’	19,182	276,604
Myers Industries Inc	3,029	63,609
MYR Group Inc *	661	60,098
National Presto Industries Inc	692	70,342
NL Industries Inc	1,153	7,494
NN Inc *	5,461	40,138
Nordic American Tankers Ltd	20,150	66,092
Northwest Pipe Co *	1,491	42,121
NV5 Global Inc *	1,212	114,546
NVE Corp	123	9,108
Olympic Steel Inc	1,203	35,356
OSI Systems Inc *	1,922	195,352
Pactiv Evergreen Inc	5,626	84,784
PAM Transportation Services Inc *	345	18,199
Park Aerospace Corp	3,120	46,488
Park-Ohio Holdings Corp	1,236	39,725
PGT Innovations Inc *	4,277	99,355
Plexus Corp *	544	49,727
Powell Industries Inc	1,393	43,113
Primoris Services Corp	6,848	201,537
Proto Labs Inc *	3,098	284,396
Radiant Logistics Inc *	5,046	34,969
Ranpak Holdings Corp *	3,926	98,268
RBC Bearings Inc *	2,780	554,388
Rexnord Corp	7,738	387,210
Ryerson Holding Corp *	985	14,381
Safe Bulkers Inc * (Greece)	7,619	30,552
Sanmina Corp *	8,393	326,991
Scorpio Tankers Inc (Monaco)	6,453	142,289
SFL Corp Ltd (Norway)	13,837	105,853
SPX Corp *	1,147	70,059
SPX FLOW Inc	5,306	346,163
Standex International Corp	1,634	155,083
Sterling Construction Co Inc *	3,131	75,551
Stoneridge Inc *	3,011	88,824
Sturm Ruger & Co Inc	259	23,305
Summit Materials Inc ’A’ *	15,487	539,722
Teekay Corp * (Bermuda)	8,767	32,613
Teekay Tankers Ltd ’A’ * (Bermuda)	3,057	44,082
The Gorman-Rupp Co	2,271	78,213
The Greenbrier Cos Inc	4,243	184,910
The Manitowoc Co Inc *	4,686	114,807
Thermon Group Holdings Inc *	4,119	70,188
Tidewater Inc *	5,068	61,069
TimkenSteel Corp *	5,927	83,867
Tredegar Corp	986	13,577
TriMas Corp *	5,426	164,571
Trinity Industries Inc	11,457	308,079
Triumph Group Inc *	6,979	144,814
TTM Technologies Inc *	13,572	194,080
Turtle Beach Corp *	440	14,045
Tutor Perini Corp *	5,635	78,045
UFP Industries Inc	906	67,352
UFP Technologies Inc *	823	47,257
Universal Logistics Holdings Inc	484	11,277
US Concrete Inc *	2,012	148,486

	Shares	Value
US Ecology Inc *	3,785	$142,013
US Xpress Enterprises Inc ’A’ *	3,646	31,356
View Inc *	11,232	95,247
Vishay Intertechnology Inc	15,760	355,388
Vishay Precision Group Inc *	1,850	62,974
Watts Water Technologies Inc ’A’	1,685	245,858
Werner Enterprises Inc	7,348	327,133
Willis Lease Finance Corp *	422	18,087
Worthington Industries Inc	4,511	275,983
Yellow Corp *	6,019	39,184

		23,133,131

Technology - 3.3%

3D Systems Corp *	1,518	60,674
Agilysys Inc *	241	13,706
Allscripts Healthcare Solutions Inc *	18,678	345,730
Alpha & Omega Semiconductor Ltd *	628	19,085
American Software Inc ’A’	955	20,972
Amkor Technology Inc	10,855	256,938
Asana Inc ’A’ *	793	49,190
AXT Inc *	5,654	62,081
Benefitfocus Inc *	781	11,012
BM Technologies Inc * Ω ±	162	1,910
Bottomline Technologies DE Inc *	4,883	181,062
Castlight Health Inc ’B’ *	14,819	38,974
Cloudera Inc *	12,460	197,616
Cohu Inc *	1,003	36,900
Computer Programs & Systems Inc	1,903	63,237
Conduent Inc *	22,067	165,502
CSG Systems International Inc	2,345	110,637
CTS Corp	3,534	131,323
Daily Journal Corp *	154	52,129
DarioHealth Corp *	1,730	36,953
Desktop Metal Inc ’A’ *	2,140	24,610
Digi International Inc *	4,354	87,559
DigitalOcean Holdings Inc *	93	5,170
Diodes Inc *	1,446	115,347
Donnelley Financial Solutions Inc *	3,868	127,644
DSP Group Inc *	2,329	34,469
E2open Parent Holdings Inc *	5,530	63,153
Ebix Inc	3,534	119,803
eGain Corp *	1,954	22,432
EMCORE Corp *	3,907	36,023
Envestnet Inc *	470	35,654
Evolent Health Inc ’A’ *	8,404	177,492
FormFactor Inc *	1,183	43,132
Genius Brands International Inc *	37,026	68,128
GTY Technology Holding Inc *	4,759	33,836
Insight Enterprises Inc *	3,128	312,831
KBR Inc	2,616	99,800
ManTech International Corp ’A’	3,668	317,429
Model N Inc *	335	11,480
NantHealth Inc *	1,562	3,624
NetScout Systems Inc *	9,371	267,448
NextGen Healthcare Inc *	7,491	124,276
ON24 Inc *	492	17,456
Onto Innovation Inc *	4,568	333,647
Parsons Corp *	3,420	134,611
PDF Solutions Inc *	3,522	64,030
Photronics Inc *	7,785	102,840
Ping Identity Holding Corp *	5,767	132,064
QAD Inc ’A’	204	17,752
Quantum Corp *	6,902	47,555
Rackspace Technology Inc *	1,887	37,004
Rambus Inc *	14,815	351,264
SecureWorks Corp ’A’ *	1,530	28,351
Smith Micro Software Inc *	5,459	28,496
StarTek Inc *	2,657	18,944
Super Micro Computer Inc *	5,629	198,028
Sykes Enterprises Inc *	5,021	269,628

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
The ExOne Co *	2,016	$43,626
Unisys Corp *	2,099	53,126
Veeco Instruments Inc *	6,543	157,294
Verint Systems Inc *	8,528	384,357
Xperi Holding Corp	13,931	309,825

		6,716,869

Utilities - 4.3%

ALLETE Inc	7,109	497,488
American States Water Co	2,419	192,456
Artesian Resources Corp ’A’	1,177	43,278
Avista Corp	8,627	368,114
Black Hills Corp	8,521	559,233
Brookfield Infrastructure Corp ’A’ (Canada)	4,859	366,369
California Water Service Group	6,777	376,395
Chesapeake Utilities Corp	2,277	273,991
Clearway Energy Inc ’A’	3,857	97,274
Clearway Energy Inc ’C’	8,425	223,094
MGE Energy Inc	4,876	362,970
Middlesex Water Co	1,395	114,013
New Jersey Resources Corp	12,944	512,194
Northwest Natural Holding Co	4,179	219,481
NorthWestern Corp	6,921	416,783
ONE Gas Inc	7,094	525,807
Ormat Technologies Inc	6,031	419,335
Otter Tail Corp	5,624	274,507
PNM Resources Inc	11,386	555,295
Portland General Electric Co	12,097	557,430
SJW Group	3,664	231,931
South Jersey Industries Inc	13,853	359,208
Southwest Gas Holdings Inc *	7,780	514,958
Spire Inc	6,813	492,376
The York Water Co	567	25,685
Unitil Corp	2,044	108,271

		8,687,936

Total Common Stocks (Cost $183,394,713)		196,975,594

EXCHANGE-TRADED FUND - 1.9%

iShares Russell 2000 Value	23,558	3,905,210

Total Exchange-Traded Fund (Cost $3,880,269)		3,905,210

	Principal Amount

CORPORATE BONDS & NOTES - 0.0%

Financial - 0.0%

GAMCO Investors Inc 4.000% due 06/15/23 §	$428	428

Total Corporate Bonds & Notes (Cost $428)		428

	Principal Amount	Value

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $2,071,587; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $2,113,035)	$2,071,587	$2,071,587

Total Short-Term Investment (Cost $2,071,587)		2,071,587

TOTAL INVESTMENTS - 100.0% (Cost $189,346,997)		202,953,648

DERIVATIVES - (0.0%)		(12,401)

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(28,955)

NET ASSETS - 100.0%		$202,912,292

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	34.5%
Consumer, Non-Cyclical	17.5%
Consumer, Cyclical	13.1%
Industrial	11.4%
Energy	6.3%
Utilities	4.3%
Communications	3.4%
Basic Materials	3.3%
Technology	3.3%
Others (each less than 3.0%)	2.9%

	100.0%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)

Investments with a total aggregate value of $2,279 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	09/21	154	$1,789,407	$1,777,006	($12,401)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$369	$-	$-	$369
	Warrants	460	460	-	-
	Common Stocks
	Basic Materials	6,755,011	6,755,011	-	-
	Communications	6,798,132	6,798,132	-	-
	Consumer, Cyclical	26,497,308	26,497,308	-	-
	Consumer, Non-Cyclical	35,547,984	35,547,984	-	-
	Energy	12,786,128	12,786,128	-	-
	Financial	70,053,095	70,053,095	-	-
	Industrial	23,133,131	23,133,131	-	-
	Technology	6,716,869	6,714,959	-	1,910
	Utilities	8,687,936	8,687,936	-	-

	Total Common Stocks	196,975,594	196,973,684	-	1,910

	Exchange-Traded Fund	3,905,210	3,905,210	-	-
	Corporate Bonds & Notes	428	-	428	-
	Short-Term Investment	2,071,587	-	2,071,587	-

	Total Assets	202,953,648	200,879,354	2,072,015	2,279

Liabilities	Derivatives:
	Equity Contracts
	Futures	(12,401)	(12,401)	-	-

	Total Liabilities	(12,401)	(12,401)	-	-

	Total	$202,941,247	$200,866,953	$2,072,015	$2,279

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Brazil - 0.0%

Ultrapar Participacoes SA Exp 07/26/21 *	28,617	$230

Total Rights (Cost $0)		230

WARRANTS - 0.0%

Thailand - 0.0%

Minor International PCL Exercise @ THB 28.00 Exp 05/05/23 *	3,690	599
Minor International PCL Exercise @ THB 31.00 Exp 02/15/24 *	3,344	480

		1,079

Total Warrants (Cost $0)		1,079

PREFERRED STOCKS - 2.1%

Brazil - 1.3%

Alpargatas SA *	8,300	83,754
Banco Bradesco SA	137,300	710,268
Bradespar SA	8,000	119,554
Braskem SA ‘A’ *	6,200	74,231
Cia Energetica de Minas Gerais	35,358	86,230
Cia Paranaense de Energia ‘B’	35,200	41,967
Gerdau SA	39,000	232,175
Itau Unibanco Holding SA	162,000	970,606
Itausa SA	153,500	344,108
Lojas Americanas SA	29,800	129,294
Petroleo Brasileiro SA	156,700	927,195

		3,719,382

Chile - 0.1%

Sociedad Quimica y Minera de Chile SA ‘B’	4,496	211,824

Colombia - 0.0%

Bancolombia SA	13,828	98,819

South Korea - 0.7%

Hyundai Motor Co	1,417	144,705
Hyundai Motor Co	498	51,061
LG Chem Ltd	141	48,030
Samsung Electronics Co Ltd	26,682	1,746,338

		1,990,134

Total Preferred Stocks (Cost $5,489,663)		6,020,159

COMMON STOCKS - 96.4%

Argentina - 0.0%

YPF SA ADR *	7,685	35,966

Brazil - 3.9%

Adecoagro SA *	4,531	45,491
Ambev SA	154,800	531,271
Atacadao SA	17,900	75,576
B2W Cia Digital *	7,700	102,578
B3 SA - Brasil Bolsa Balcao	203,400	687,842
Banco Bradesco SA	79,800	350,723
Banco BTG Pactual SA	9,100	223,319
Banco do Brasil SA	29,100	187,982
Banco Inter SA UNIT	11,167	174,651

	Shares	Value
Banco Santander Brasil SA	13,900	$113,183
BB Seguridade Participacoes SA	26,900	124,933
BRF SA *	21,700	119,237
CCR SA	42,000	113,575
Centrais Eletricas Brasileiras SA	18,700	162,306
Cia de Saneamento Basico do Estado de Sao Paulo	10,400	76,487
Cia Siderurgica Nacional SA	23,500	207,842
Cosan SA	35,600	171,494
CPFL Energia SA	7,300	39,496
Energisa SA	6,800	63,710
Engie Brasil Energia SA	7,200	56,673
Equatorial Energia SA	31,300	156,066
Hapvida Participacoes e Investimentos SA ~	36,300	112,466
Hypera SA	12,600	87,322
Klabin SA *	24,000	127,098
Localiza Rent a Car SA	20,000	257,348
Lojas Renner SA	29,638	263,559
Magazine Luiza SA	96,600	410,770
Natura & Co Holding SA *	29,600	337,670
Notre Dame Intermedica Participacoes SA	17,300	295,406
Petrobras Distribuidora SA	25,600	137,321
Petroleo Brasileiro SA	125,800	766,111
Raia Drogasil SA	36,600	181,830
Rede D’Or Sao Luiz SA ~	7,300	101,315
Rumo SA *	40,500	155,932
Suzano SA *	24,900	299,423
Telefonica Brasil SA	17,600	148,619
TIM SA	29,900	69,313
TOTVS SA	18,500	140,039
Ultrapar Participacoes SA	23,200	85,779
Vale SA	132,000	3,005,549
Via Varejo SA *	43,100	136,827
WEG SA	56,200	380,670

		11,284,802

Chile - 0.3%

Banco de Chile	1,593,020	157,244
Banco de Credito e Inversiones SA	1,780	75,140
Banco Santander Chile	2,305,748	114,002
Cencosud SA	46,837	93,184
Cencosud Shopping SA	12,652	20,691
Cia Cervecerias Unidas SA	4,784	48,206
Colbun SA	227,324	31,762
Empresas CMPC SA	27,719	66,052
Empresas COPEC SA	12,435	122,421
Enel Americas SA	661,349	97,078
Enel Chile SA	865,485	49,792
Falabella SA	23,220	103,356

		978,928

China - 36.8%

21Vianet Group Inc ADR *	2,918	66,968
360 DigiTech Inc ADR *	2,963	123,972
360 Security Technology Inc ‘A’ *	8,400	15,860
3SBio Inc * ~	47,000	58,120
51Job Inc ADR *	1,229	95,579
A-Living Smart City Services Co Ltd ‘H’ ~	18,250	90,585
AAC Technologies Holdings Inc	24,500	183,296
AECC Aviation Power Co Ltd ‘A’	5,600	46,106
Agile Group Holdings Ltd	36,000	46,654
Agora Inc ADR *	1,552	65,122
Agricultural Bank of China Ltd ‘A’	47,300	22,178
Agricultural Bank of China Ltd ‘H’	1,027,000	356,374
Aier Eye Hospital Group Co Ltd ‘A’	11,020	120,807
Air China Ltd ‘H’ *	72,000	52,942
Airtac International Group	5,000	192,600
Akeso Inc * ~	9,000	72,585
Alibaba Group Holding Ltd *	502,320	14,242,694
Alibaba Health Information Technology Ltd *	132,000	292,393
Aluminum Corp of China Ltd ‘H’ *	158,000	93,674

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Angel Yeast Co Ltd ‘A’	1,000	$8,407
Anhui Conch Cement Co Ltd ‘H’	49,500	262,383
Anhui Gujing Distillery Co Ltd ‘A’	500	18,523
Anhui Gujing Distillery Co Ltd ‘B’	5,600	77,533
Anhui Kouzi Distillery Co Ltd ‘A’	1,400	14,660
ANTA Sports Products Ltd	36,000	844,946
Apeloa Pharmaceutical Co Ltd ‘A’	2,600	11,828
Asymchem Laboratories Tianjin Co Ltd ‘A’	500	28,790
Autobio Diagnostics Co Ltd ‘A’	1,100	12,895
Autohome Inc ADR	2,322	148,515
Avic Aviation High-Technology Co Ltd ‘A’	4,400	20,955
AVIC Industry-Finance Holdings Co Ltd ‘A’	32,900	19,701
AVIC Jonhon Optronic Technology Co Ltd ‘A’	2,200	26,897
AVIC Shenyang Aircraft Co Ltd ‘A’	2,800	26,105
AVIC Xi’an Aircraft Industry Group Co Ltd ‘A’	5,100	20,766
AviChina Industry & Technology Co Ltd ‘H’	73,000	48,316
Baidu Inc ADR *	8,980	1,831,022
Bank of Beijing Co Ltd ‘A’	68,000	51,250
Bank of Chengdu Co Ltd ‘A’	4,500	8,808
Bank of China Ltd ‘A’	307,600	146,612
Bank of China Ltd ‘H’	2,434,000	873,958
Bank of Communications Co Ltd ‘A’	172,900	131,101
Bank of Communications Co Ltd ‘H’	203,000	136,361
Bank of Hangzhou Co Ltd ‘A’	11,000	25,112
Bank of Jiangsu Co Ltd ‘A’	29,380	32,296
Bank of Nanjing Co Ltd ‘A’	21,200	34,515
Bank of Ningbo Co Ltd ‘A’	13,100	78,969
Bank of Shanghai Co Ltd ‘A’	38,300	48,595
Baoshan Iron & Steel Co Ltd ‘A’	43,300	51,177
Baozun Inc ADR *	2,056	72,865
BeiGene Ltd ADR *	1,525	523,365
Beijing Capital International Airport Co Ltd ‘H’ *	64,000	42,504
Beijing Dabeinong Technology Group Co Ltd ‘A’	11,500	12,088
Beijing Enlight Media Co Ltd ‘A’	5,200	8,697
Beijing Enterprises Holdings Ltd	15,000	53,218
Beijing Enterprises Water Group Ltd *	144,000	54,558
Beijing New Building Materials PLC ‘A’	3,500	21,257
Beijing Originwater Technology Co Ltd ‘A’	8,900	10,069
Beijing Shiji Information Technology Co Ltd ‘A’	5,320	19,345
Beijing Shunxin Agriculture Co Ltd ‘A’	1,100	7,181
Beijing Sinnet Technology Co Ltd ‘A’	7,700	17,127
Beijing Tiantan Biological Products Corp Ltd ‘A’	3,900	20,668
Beijing Yanjing Brewery Co Ltd ‘A’	2,800	3,137
Beijing Yuanliu Hongyuan Electronic Technology Co Ltd ‘A’	1,100	21,788
Beijing-Shanghai High Speed Railway Co Ltd ‘A’	85,000	69,558
Betta Pharmaceuticals Co Ltd ‘A’	1,000	16,729
BGI Genomics Co Ltd ‘A’	1,000	18,347
Bilibili Inc ADR *	5,380	655,499
BOE Technology Group Co Ltd ‘A’	71,500	69,025
Bosideng International Holdings Ltd	118,000	84,316
Burning Rock Biotech Ltd ADR *	1,392	41,008
By-health Co Ltd ‘A’	3,200	16,282
BYD Co Ltd ‘A’	5,300	205,099
BYD Co Ltd ‘H’	24,000	720,391
BYD Electronic International Co Ltd	22,000	144,608
C&S Paper Co Ltd ‘A’	1,700	7,243
Caitong Securities Co Ltd ‘A’	12,400	20,107
CanSino Biologics Inc ‘H’ * ~	3,000	159,342
CGN Power Co Ltd ‘H’ ~	381,000	84,851
Changchun High & New Technology Industry Group Inc ‘A’	800	47,864
Changjiang Securities Co Ltd ‘A’	16,300	18,450
Changzhou Xingyu Automotive Lighting Systems Co Ltd ‘A’	600	20,940
Chaozhou Three-Circle Group Co Ltd ‘A’	4,000	26,236
Chifeng Jilong Gold Mining Co Ltd ‘A’ *	7,100	16,480

	Shares	Value
China Aoyuan Group Ltd	37,000	$31,248
China Bohai Bank Co Ltd ‘H’ ~	80,500	27,890
China Cinda Asset Management Co Ltd ‘H’	217,000	41,342
China CITIC Bank Corp Ltd ‘H’	305,000	144,405
China Common Rich Renewable Energy Investments Ltd * Ω ±	122,000	-
China Communications Services Corp Ltd ‘H’	58,000	28,963
China Conch Venture Holdings Ltd	52,000	218,793
China Construction Bank Corp ‘H’	3,227,000	2,532,238
China CSSC Holdings Ltd ‘A’ *	8,700	22,235
China East Education Holdings Ltd * ~	20,000	31,404
China Eastern Airlines Corp Ltd ‘A’	22,600	17,772
China Education Group Holdings Ltd ~	28,000	62,454
China Everbright Bank Co Ltd ‘A’	163,600	95,697
China Everbright Bank Co Ltd ‘H’	30,000	12,247
China Everbright Environment Group Ltd	117,000	66,303
China Everbright Ltd	30,000	35,272
China Evergrande Group	65,000	84,538
China Feihe Ltd ~	114,000	245,787
China Fortune Land Development Co Ltd ‘A’	5,300	4,295
China Galaxy Securities Co Ltd ‘H’	128,000	76,266
China Gas Holdings Ltd	101,200	308,285
China Greatwall Technology Group Co Ltd ‘A’	8,300	18,726
China Hongqiao Group Ltd	72,500	98,172
China International Capital Corp Ltd ‘H’ ~	52,800	141,991
China Jinmao Holdings Group Ltd	182,000	60,895
China Jushi Co Ltd ‘A’	9,601	23,018
China Lesso Group Holdings Ltd	34,000	83,935
China Life Insurance Co Ltd ‘H’	258,000	511,515
China Literature Ltd * ~	13,600	151,452
China Longyuan Power Group Corp Ltd ‘H’	112,000	192,832
China Medical System Holdings Ltd	45,000	118,279
China Meidong Auto Holdings Ltd *	18,000	98,061
China Mengniu Dairy Co Ltd *	105,000	634,332
China Merchants Bank Co Ltd ‘A’	34,500	289,160
China Merchants Bank Co Ltd ‘H’	136,000	1,158,474
China Merchants Energy Shipping Co Ltd ‘A’	31,800	22,736
China Merchants Port Holdings Co Ltd	48,000	70,102
China Merchants Securities Co Ltd ‘A’	14,300	42,058
China Merchants Shekou Industrial Zone Holdings Co Ltd ‘A’	19,600	33,213
China Minsheng Banking Corp Ltd ‘A’	250,500	170,919
China Molybdenum Co Ltd ‘H’	165,000	97,773
China National Building Material Co Ltd ‘H’	128,000	150,302
China National Medicines Corp Ltd ‘A’	3,200	16,381
China National Nuclear Power Co Ltd ‘A’	30,100	23,574
China National Software & Service Co Ltd ‘A’	2,400	21,129
China Northern Rare Earth Group High-Tech Co Ltd ‘A’	10,600	33,897
China Oilfield Services Ltd ‘H’	60,000	53,751
China Overseas Land & Investment Ltd	125,000	283,453
China Overseas Property Holdings Ltd	45,000	48,138
China Pacific Insurance Group Co Ltd ‘H’	107,800	338,628
China Petroleum & Chemical Corp ‘H’	878,000	446,252
China Power International Development Ltd	144,000	31,518
China Railway Group Ltd ‘H’	166,000	86,532
China Railway Signal & Communication Corp Ltd ‘A’	22,640	19,928
China Resources Beer Holdings Co Ltd	48,000	430,486
China Resources Cement Holdings Ltd	82,000	77,911
China Resources Gas Group Ltd	30,000	179,916
China Resources Land Ltd	104,000	420,035
China Resources Mixc Lifestyle Services Ltd ~	10,600	72,598
China Resources Pharmaceutical Group Ltd ~	43,500	27,090
China Resources Power Holdings Co Ltd	62,000	84,697
China Resources Sanjiu Medical & Pharmaceutical Co Ltd ‘A’	5,300	21,942
China Shenhua Energy Co Ltd ‘H’	131,000	256,603
China Shipbuilding Industry Co Ltd ‘A’ *	52,400	33,401
China Southern Airlines Co Ltd ‘H’ *	74,000	45,927

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
China State Construction Engineering Corp Ltd ‘A’	79,400	$57,134
China State Construction International Holdings Ltd	52,000	35,454
China Taiping Insurance Holdings Co Ltd	52,800	87,774
China Tourism Group Duty Free Corp Ltd ‘A’	3,800	176,257
China Tower Corp Ltd ‘H’ ~	1,442,000	198,569
China Traditional Chinese Medicine Holdings Co Ltd	94,000	64,398
China TransInfo Technology Co Ltd ‘A’	4,100	10,586
China Vanke Co Ltd ‘H’	78,600	245,665
China Yangtze Power Co Ltd ‘A’	46,300	147,904
China Yuhua Education Corp Ltd ~	54,000	48,941
China Zheshang Bank Co Ltd ‘A’	74,000	45,461
Chindata Group Holdings Ltd ADR *	2,690	40,592
Chongqing Brewery Co Ltd ‘A’ *	600	18,364
Chongqing Changan Automobile Co Ltd ‘A’ *	8,800	35,763
Chongqing Fuling Zhacai Group Co Ltd ‘A’ *	2,700	15,722
Chongqing Rural Commercial Bank Co Ltd ‘A’	67,400	41,628
Chongqing Rural Commercial Bank Co Ltd ‘H’	46,000	18,178
Chongqing Zhifei Biological Products Co Ltd ‘A’	2,800	80,791
CIFI Holdings Group Co Ltd	108,000	84,243
CITIC Ltd	184,000	198,130
CITIC Securities Co Ltd ‘H’	103,500	259,336
Contemporary Amperex Technology Co Ltd ‘A’	4,500	371,240
COSCO SHIPPING Holdings Co Ltd ‘A’ *	10,700	50,550
COSCO SHIPPING Holdings Co Ltd ‘H’ *	103,000	258,826
COSCO SHIPPING Ports Ltd	58,000	45,285
Country Garden Holdings Co Ltd	251,000	280,937
Country Garden Services Holdings Co Ltd	49,000	528,710
CSC Financial Co Ltd ‘A’	7,600	36,919
CSPC Pharmaceutical Group Ltd	296,000	427,558
Daan Gene Co Ltd ‘A’	1,960	6,435
Dada Nexus Ltd ADR *	1,871	54,278
Dali Foods Group Co Ltd ~	73,500	43,829
Daqo New Energy Corp ADR *	1,745	113,460
DaShenLin Pharmaceutical Group Co Ltd ‘A’	1,200	9,492
DHC Software Co Ltd ‘A’	18,300	22,445
Dongfeng Motor Group Co Ltd ‘H’	90,000	80,787
DouYu International Holdings Ltd ADR *	3,434	23,489
East Money Information Co Ltd ‘A’	18,620	94,280
ENN Energy Holdings Ltd	25,900	492,248
ENN Natural Gas Co Ltd ‘A’	3,300	8,429
Eve Energy Co Ltd ‘A’	3,300	52,986
Ever Sunshine Lifestyle Services Group Ltd ~	26,000	64,550
Everbright Securities Co Ltd ‘A’	8,000	22,142
Fangda Carbon New Material Co Ltd ‘A’	600	691
Far East Horizon Ltd	49,000	51,272
FAW Jiefang Group Co Ltd ‘A’ *	12,700	21,264
First Capital Securities Co Ltd ‘A’	16,900	18,654
Flat Glass Group Co Ltd ‘H’	18,000	74,130
Focus Media Information Technology Co Ltd ‘A’	27,500	39,987
Foshan Haitian Flavouring & Food Co Ltd ‘A’	6,540	130,367
Fosun International Ltd	83,500	120,013
Founder Securities Co Ltd ‘A’ *	15,100	21,856
Foxconn Industrial Internet Co Ltd ‘A’	13,700	26,297
Fu Jian Anjoy Foods Co Ltd ‘A’	500	19,624
Fujian Sunner Development Co Ltd ‘A’	3,348	12,368
Fuyao Glass Industry Group Co Ltd ‘A’	3,400	29,344
Fuyao Glass Industry Group Co Ltd ‘H’ ~	21,600	152,063
G-bits Network Technology Xiamen Co Ltd ‘A’	200	16,388
Ganfeng Lithium Co Ltd ‘A’	6,300	117,635
Ganfeng Lithium Co Ltd ‘H’ ~	3,600	53,763
Gaotu Techedu Inc ADR *	3,954	58,401
GCL-Poly Energy Holdings Ltd * ±	243,000	61,968
GDS Holdings Ltd ADR *	3,036	238,296
Geely Automobile Holdings Ltd	197,000	618,729

	Shares	Value
GEM Co Ltd ‘A’	5,000	$7,216
Gemdale Corp ‘A’	11,000	17,437
Genscript Biotech Corp *	38,000	165,753
GF Securities Co Ltd ‘H’	57,000	73,784
Giant Network Group Co Ltd ‘A’	6,300	12,960
Gigadevice Semiconductor Beijing Inc ‘A’	980	28,455
GoerTek Inc ‘A’	6,600	43,604
GOME Retail Holdings Ltd *	385,000	49,396
Gotion High-tech Co Ltd ‘A’ *	3,400	22,893
Great Wall Motor Co Ltd ‘A’	15,200	102,223
Great Wall Motor Co Ltd ‘H’	81,000	261,025
Greenland Holdings Corp Ltd ‘A’	22,400	18,898
Greentown China Holdings Ltd	26,000	40,117
Greentown Service Group Co Ltd ~	48,000	74,557
GRG Banking Equipment Co Ltd ‘A’	7,600	15,303
Guangdong Haid Group Co Ltd ‘A’	4,000	50,468
Guangdong Investment Ltd	98,000	140,759
Guangdong Kinlong Hardware Products Co Ltd ‘A’	700	20,995
Guangdong Xinbao Electrical Appliances Holdings Co Ltd ‘A’	1,800	7,307
Guanghui Energy Co Ltd ‘A’ *	3,100	1,597
Guangzhou Automobile Group Co Ltd ‘H’	100,000	89,756
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd ‘A’	4,100	21,475
Guangzhou Haige Communications Group Inc Co ‘A’	1,600	2,341
Guangzhou Kingmed Diagnostics Group Co Ltd ‘A’	600	14,820
Guangzhou R&F Properties Co Ltd ‘H’	51,600	58,931
Guangzhou Shiyuan Electronic Technology Co Ltd ‘A’	1,400	26,921
Guangzhou Tinci Materials Technology Co Ltd ‘A’	2,380	39,203
Guangzhou Wondfo Biotech Co Ltd ‘A’	1,040	10,409
Guosen Securities Co Ltd ‘A’	12,000	19,952
Guotai Junan Securities Co Ltd ‘A’	14,700	38,972
Guoyuan Securities Co Ltd ‘A’	16,300	20,093
Haidilao International Holding Ltd ~	34,000	179,033
Haier Smart Home Co Ltd ‘A’	7,500	30,078
Haier Smart Home Co Ltd ‘H’ *	69,200	241,341
Haitian International Holdings Ltd	21,000	70,326
Haitong Securities Co Ltd ‘H’	126,400	110,685
Hang Zhou Great Star Industrial Co Ltd ‘A’ *	4,100	21,592
Hangzhou First Applied Material Co Ltd ‘A’	1,320	21,476
Hangzhou Oxygen Plant Group Co Ltd ‘A’	2,300	12,315
Hangzhou Robam Appliances Co Ltd ‘A’	2,000	14,389
Hangzhou Silan Microelectronics Co Ltd ‘A’	3,400	29,617
Hangzhou Tigermed Consulting Co Ltd ‘A’	1,300	38,809
Hangzhou Tigermed Consulting Co Ltd ‘H’ ~	2,900	67,967
Hansoh Pharmaceutical Group Co Ltd ~	38,000	166,046
Hefei Meiya Optoelectronic Technology Inc ‘A’	1,200	10,350
Heilongjiang Agriculture Co Ltd ‘A’	7,600	17,584
Henan Shuanghui Investment & Development Co Ltd ‘A’	6,170	30,339
Hengan International Group Co Ltd	22,000	147,213
Hengli Petrochemical Co Ltd ‘A’	11,400	46,295
HengTen Networks Group Ltd *	88,000	70,320
Hengyi Petrochemical Co Ltd ‘A’	10,400	19,227
Hesteel Co Ltd ‘A’ *	21,525	8,196
Hithink RoyalFlush Information Network Co Ltd ‘A’	1,100	19,166
Hongfa Technology Co Ltd ‘A’	2,400	23,277
Hopson Development Holdings Ltd	22,000	100,826
Hua Hong Semiconductor Ltd * ~	17,000	93,852
Huaan Securities Co Ltd ‘A’	2,210	1,904
Huadong Medicine Co Ltd ‘A’	3,500	24,863
Huafon Chemical Co Ltd ‘A’	11,100	24,372
Hualan Biological Engineering Inc ‘A’	3,900	22,121
Huaneng Power International Inc ‘H’	134,000	52,412

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Huatai Securities Co Ltd ‘H’ ~	69,800	$102,387
Huaxi Securities Co Ltd ‘A’	1,200	1,787
Huaxia Bank Co Ltd ‘A’	36,800	35,257
Huayu Automotive Systems Co Ltd ‘A’	4,200	17,073
Huazhu Group Ltd ADR *	5,943	313,850
Hubei Biocause Pharmaceutical Co Ltd ‘A’	2,300	1,288
Huizhou Desay Sv Automotive Co Ltd ‘A’	1,200	20,402
Humanwell Healthcare Group Co Ltd ‘A’	4,500	19,688
Hunan Valin Steel Co Ltd ‘A’	12,700	12,965
Hundsun Technologies Inc ‘A’	2,800	40,340
HUYA Inc ADR *	3,155	55,686
I-Mab ADR *	1,042	87,476
Iflytek Co Ltd ‘A’	3,800	39,681
Industrial & Commercial Bank of China Ltd ‘H’	2,044,000	1,197,823
Industrial Bank Co Ltd ‘A’	38,661	122,913
Industrial Securities Co Ltd ‘A’	15,100	22,552
Inner Mongolia BaoTou Steel Union Co Ltd ‘A’ *	117,400	28,152
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd ‘A’	7,100	5,591
Inner Mongolia Yili Industrial Group Co Ltd ‘A’	11,800	67,153
Innovent Biologics Inc * ~	38,500	449,097
Inspur Electronic Information Industry Co Ltd ‘A’	4,500	19,561
Intco Medical Technology Co Ltd ‘A’	900	17,383
iQIYI Inc ADR *	9,664	150,565
JA Solar Technology Co Ltd ‘A’ *	4,300	32,550
Jafron Biomedical Co Ltd ‘A’	1,100	14,686
Jason Furniture Hangzhou Co Ltd ‘A’	1,900	22,728
JCET Group Co Ltd ‘A’ *	4,000	23,295
JD Health International Inc * ~	9,650	137,831
JD.com Inc ADR *	28,714	2,291,664
Jiangsu Changshu Rural Commercial Bank Co Ltd ‘A’	18,200	17,468
Jiangsu Eastern Shenghong Co Ltd ‘A’	7,200	23,282
Jiangsu Expressway Co Ltd ‘H’	48,000	54,325
Jiangsu Hengli Hydraulic Co Ltd ‘A’	2,700	35,857
Jiangsu Hengrui Medicine Co Ltd ‘A’	12,600	132,365
Jiangsu King’s Luck Brewery JSC Ltd ‘A’	2,500	20,948
Jiangsu Shagang Co Ltd ‘A’	600	1,013
Jiangsu Yanghe Brewery Joint-Stock Co Ltd ‘A’	2,900	92,934
Jiangsu Yoke Technology Co Ltd ‘A’	1,100	13,779
Jiangsu Yuyue Medical Equipment & Supply Co Ltd ‘A’	3,000	17,688
Jiangsu Zhongnan Construction Group Co Ltd ‘A’	9,700	8,885
Jiangsu Zhongtian Technology Co Ltd ‘A’	12,000	18,570
Jiangxi Copper Co Ltd ‘H’	47,000	95,983
Jiangxi Zhengbang Technology Co Ltd ‘A’	2,100	3,882
Jilin Aodong Pharmaceutical Group Co Ltd ‘A’	8,400	20,130
Jinke Properties Group Co Ltd ‘A’	21,000	18,827
Jinxin Fertility Group Ltd ~	42,000	105,858
JiuGui Liquor Co Ltd ‘A’	700	27,654
Jiumaojiu International Holdings Ltd ~	24,000	98,095
Joincare Pharmaceutical Group Industry Co Ltd ‘A’	5,000	10,617
Jointown Pharmaceutical Group Co Ltd ‘A’	6,800	16,169
Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd ‘A’	2,000	13,005
JOYY Inc ADR	2,011	132,666
Juewei Food Co Ltd ‘A’	1,600	20,861
Kaisa Group Holdings Ltd *	85,000	32,141
KE Holdings Inc ADR *	11,791	562,195
Kingboard Holdings Ltd	22,000	121,975
Kingdee International Software Group Co Ltd	88,000	298,044
Kingfa Sci & Tech Co Ltd ‘A’	6,500	20,962
Kingsoft Cloud Holdings Ltd ADR *	1,824	61,888
Kingsoft Corp Ltd	31,000	185,656
Kuaishou Technology * ~	9,100	228,858

	Shares	Value
Kuang-Chi Technologies Co Ltd ‘A’ *	5,100	$16,433
Kunlun Energy Co Ltd	126,000	115,994
Kunlun Tech Co Ltd ‘A’	4,300	10,885
Kweichow Moutai Co Ltd ‘A’	2,400	763,400
KWG Group Holdings Ltd	40,500	54,164
Laobaixing Pharmacy Chain JSC ‘A’	1,500	12,212
Lee & Man Paper Manufacturing Ltd	37,000	28,162
Lenovo Group Ltd	242,000	277,913
Lens Technology Co Ltd ‘A’	9,300	42,290
Lepu Medical Technology Beijing Co Ltd ‘A’	4,400	21,857
Li Auto Inc ADR *	15,770	551,004
Li Ning Co Ltd	75,500	920,972
Liaoning Cheng Da Co Ltd ‘A’	5,100	16,429
Lingyi iTech Guangdong Co ‘A’	15,900	22,598
Logan Group Co Ltd	43,000	64,319
Lomon Billions Group Co Ltd ‘A’	5,900	31,503
Longfor Group Holdings Ltd ~	60,000	334,209
LONGi Green Energy Technology Co Ltd ‘A’	11,316	155,253
Lufax Holding Ltd ADR *	5,522	62,399
Luxi Chemical Group Co Ltd ‘A’	4,700	13,619
Luxshare Precision Industry Co Ltd ‘A’	13,100	93,217
Luzhou Laojiao Co Ltd ‘A’	2,900	105,691
Maccura Biotechnology Co Ltd ‘A’	1,000	6,507
Mango Excellent Media Co Ltd ‘A’	3,300	35,007
Maxscend Microelectronics Co Ltd ‘A’	600	49,856
Meinian Onehealth Healthcare Holdings Co Ltd ‘A’ *	6,700	9,438
Meituan ‘B’ * ~	120,000	4,950,137
Metallurgical Corp of China Ltd ‘A’	42,600	19,634
Microport Scientific Corp	21,000	188,470
Midea Group Co Ltd ‘A’	6,900	76,111
Ming Yang Smart Energy Group Ltd ‘A’	7,200	18,023
Ming Yuan Cloud Group Holdings Ltd *	13,000	64,343
Minth Group Ltd	24,000	113,823
MMG Ltd *	112,000	49,199
Momo Inc ADR	5,980	91,554
Montage Technology Co Ltd ‘A’	2,325	22,425
Muyuan Foods Co Ltd ‘A’	10,360	97,437
NanJi E-Commerce Co Ltd ‘A’	300	453
Nanjing King-Friend Biochemical Pharmaceutical Co Ltd ‘A’	2,109	13,621
Nanjing Securities Co Ltd ‘A’	6,500	10,575
NARI Technology Co Ltd ‘A’	7,560	27,173
NAURA Technology Group Co Ltd ‘A’	1,200	51,448
NavInfo Co Ltd ‘A’	8,000	18,182
NetEase Inc ADR	13,388	1,542,967
New China Life Insurance Co Ltd ‘A’	16,300	115,725
New China Life Insurance Co Ltd ‘H’	6,800	23,186
New Hope Liuhe Co Ltd ‘A’ *	9,300	21,104
New Oriental Education & Technology Group Inc ADR *	51,125	418,714
Ninestar Corp ‘A’	3,300	16,438
Ningbo Tuopu Group Co Ltd ‘A’	500	2,889
Ningxia Baofeng Energy Group Co Ltd ‘A’	12,100	25,615
NIO Inc ADR *	43,024	2,288,877
Noah Holdings Ltd ADS ADR *	1,105	52,156
Nongfu Spring Co Ltd ‘H’ ~	13,200	66,168
Offcn Education Technology Co Ltd ‘A’ *	1,700	5,491
OneConnect Financial Technology Co Ltd ADR *	3,558	42,767
Oppein Home Group Inc ‘A’	1,200	26,355
Orient Securities Co Ltd ‘A’	14,200	21,950
Ovctek China Inc ‘A’	1,820	29,122
Perfect World Co Ltd ‘A’	3,397	12,554
PetroChina Co Ltd ‘H’	776,000	380,015
Pharmaron Beijing Co Ltd ‘A’	1,300	43,580
Pharmaron Beijing Co Ltd ‘H’ ~	4,200	111,829
PICC Property & Casualty Co Ltd ‘H’	230,000	201,187
Pinduoduo Inc ADR *	14,574	1,851,189
Ping An Bank Co Ltd ‘A’	36,400	127,401

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Ping An Healthcare and Technology Co Ltd * ~	15,000	$186,865
Ping An Insurance Group Co of China Ltd ‘A’	28,900	287,272
Ping An Insurance Group Co of China Ltd ‘H’	203,500	1,989,293
Poly Developments and Holdings Group Co Ltd ‘A’	17,900	33,343
Poly Property Services Co Ltd ‘H’	3,600	24,425
Postal Savings Bank of China Co Ltd ‘H’ ~	324,000	217,888
Power Construction Corp of China Ltd ‘A’	33,100	19,815
Powerlong Real Estate Holdings Ltd	43,000	36,853
Proya Cosmetics Co Ltd ‘A’	200	6,084
Qingdao Rural Commercial Bank Corp ‘A’	30,700	20,329
Raytron Technology Co Ltd ‘A’	1,369	21,151
RiseSun Real Estate Development Co Ltd ‘A’	7,300	6,375
RLX Technology Inc ADR *	3,881	33,881
Rongsheng Petro Chemical Co Ltd ‘A’ ‘A’	18,597	49,636
SAIC Motor Corp Ltd ‘A’	16,700	56,743
Sailun Group Co Ltd ‘A’	2,100	3,242
Sanan Optoelectronics Co Ltd ‘A’	3,300	16,341
Sangfor Technologies Inc ‘A’	800	32,061
Sany Heavy Equipment International Holdings Co Ltd	33,000	33,423
Sany Heavy Industry Co Ltd ‘A’	16,600	74,600
SDIC Capital Co Ltd ‘A’	14,744	19,360
SDIC Power Holdings Co Ltd ‘A’	14,800	22,009
Sealand Securities Co Ltd ‘A’	14,500	9,505
Seazen Group Ltd *	70,000	66,199
Seazen Holdings Co Ltd ‘A’	3,814	24,516
SF Holding Co Ltd ‘A’	9,600	100,426
SG Micro Corp ‘A’	750	29,336
Shaanxi Coal Industry Co Ltd ‘A’	14,500	26,568
Shandong Buchang Pharmaceuticals Co Ltd ‘A’	3,100	10,788
Shandong Gold Mining Co Ltd ‘H’ ~	33,000	58,339
Shandong Hualu Hengsheng Chemical Co Ltd ‘A’	5,010	23,957
Shandong Linglong Tyre Co Ltd ‘A’	3,100	20,976
Shandong Nanshan Aluminum Co Ltd ‘A’	32,000	17,833
Shandong Sinocera Functional Material Co Ltd ‘A’	1,700	12,807
Shandong Sun Paper Industry JSC Ltd ‘A’	1,900	3,924
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	84,000	195,938
Shanghai Bailian Group Co Ltd ‘A’	6,600	20,551
Shanghai Bairun Investment Holding Group Co Ltd ‘A’	2,240	32,800
Shanghai Baosight Software Co Ltd ‘A’	2,990	23,534
Shanghai Electric Group Co Ltd ‘A’ *	27,900	18,302
Shanghai Fosun Pharmaceutical Group Co Ltd ‘A’	12,100	134,972
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	7,000	56,500
Shanghai International Airport Co Ltd ‘A’	2,700	20,095
Shanghai International Port Group Co Ltd ‘A’	27,000	19,920
Shanghai Jahwa United Co Ltd ‘A’	700	6,512
Shanghai Jinjiang International Hotels Co Ltd ‘A’	1,400	12,327
Shanghai Lujiazui Finance & Trade Zone Development Co Ltd ‘B’	69,800	64,837
Shanghai M&G Stationery Inc ‘A’	1,500	19,604
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	30,400	66,391
Shanghai Pudong Development Bank Co Ltd ‘A’	62,336	96,417
Shanghai Putailai New Energy Technology Co Ltd ‘A’	1,960	41,392
Shanghai RAAS Blood Products Co Ltd ‘A’	12,600	14,598
Shanghai Yuyuan Tourist Mart Group Co Ltd ‘A’	5,200	9,311
Shanghai Zhangjiang High-Tech Park Development Co Ltd ‘A’	2,000	5,647
Shanxi Coking Coal Energy Group Co Ltd ‘A’	7,100	9,123

	Shares	Value
Shanxi Lu’an Environmental Energy Development Co Ltd ‘A’	13,000	$23,764
Shanxi Meijin Energy Co Ltd ‘A’ *	2,700	3,156
Shanxi Securities Co Ltd ‘A’	800	830
Shanxi Taigang Stainless Steel Co Ltd ‘A’	7,500	8,704
Shanxi Xinghuacun Fen Wine Factory Co Ltd ‘A’	1,600	110,715
Shenergy Co Ltd ‘A’	21,400	20,325
Shenghe Resources Holding Co Ltd ‘A’ *	200	537
Shengyi Technology Co Ltd ‘A’	4,000	14,486
Shenwan Hongyuan Group Co Ltd ‘A’	48,300	34,960
Shenzhen Capchem Technology Co Ltd ‘A’	400	6,189
Shenzhen Energy Group Co Ltd ‘A’	12,100	17,203
Shenzhen Goodix Technology Co Ltd ‘A’	600	12,022
Shenzhen Inovance Technology Co Ltd ‘A’	4,350	49,886
Shenzhen International Holdings Ltd	47,176	65,184
Shenzhen Investment Ltd	90,000	27,730
Shenzhen Kaifa Technology Co Ltd ‘A’	7,400	21,884
Shenzhen Kangtai Biological Products Co Ltd ‘A’	1,000	23,018
Shenzhen Mindray Bio-Medical Electronics Co Ltd ‘A’	2,300	170,553
Shenzhen MTC Co Ltd ‘A’ *	11,500	10,802
Shenzhen Overseas Chinese Town Co Ltd ‘A’	16,200	18,654
Shenzhen Salubris Pharmaceuticals Co Ltd ‘A’ *	2,800	14,252
Shenzhen Sunway Communication Co Ltd ‘A’	800	3,818
Shenzhou International Group Holdings Ltd	27,700	699,502
Shijiazhuang Yiling Pharmaceutical Co Ltd ‘A’	3,800	17,149
Shimao Group Holdings Ltd	40,000	97,988
Shimao Services Holdings Ltd ~	20,000	68,934
Sichuan Chuantou Energy Co Ltd ‘A’	11,000	20,981
Sichuan Kelun Pharmaceutical Co Ltd ‘A’	900	2,777
Sichuan Road & Bridge Co Ltd ‘A’	16,800	16,306
Sichuan Swellfun Co Ltd ‘A’	1,182	23,100
Silergy Corp	3,000	407,170
Sinolink Securities Co Ltd ‘A’	8,100	15,895
Sinoma Science & Technology Co Ltd ‘A’	5,000	20,233
Sinopharm Group Co Ltd ‘H’	42,400	125,790
Sinotrans Ltd ‘A’	26,900	21,020
Sinotruk Hong Kong Ltd	20,500	43,931
Skshu Paint Co Ltd ‘A’	1,120	30,526
Smoore International Holdings Ltd ~	40,000	221,438
Songcheng Performance Development Co Ltd ‘A’	6,900	17,940
Southwest Securities Co Ltd ‘A’	27,100	20,413
Spring Airlines Co Ltd ‘A’	1,400	12,325
Sun Art Retail Group Ltd	62,500	46,540
Sunac China Holdings Ltd	84,000	288,039
Sunac Services Holdings Ltd * ~	19,000	70,522
Sungrow Power Supply Co Ltd ‘A’	3,400	60,408
Suning.com Co Ltd ‘A’ ±	13,800	11,939
Sunny Optical Technology Group Co Ltd	23,700	748,507
Sunwoda Electronic Co Ltd ‘A’	3,200	16,111
Suzhou Dongshan Precision Manufacturing Co Ltd ‘A’	3,500	11,282
Suzhou Gold Mantis Construction Decoration Co Ltd ‘A’	2,400	2,941
TAL Education Group ADR *	13,799	348,149
Tangshan Jidong Cement Co Ltd ‘A’	500	956
TBEA Co Ltd ‘A’	10,900	21,647
TCL Technology Group Corp ‘A’	34,900	41,279
Tencent Holdings Ltd	191,500	14,418,508
Tencent Music Entertainment Group ADR *	22,214	343,873
The People’s Insurance Co Group of China Ltd ‘A’	135,300	124,109
The Wharf Holdings Ltd	43,000	164,015
Thunder Software Technology Co Ltd ‘A’	1,000	24,270
Tianfeng Securities Co Ltd ‘A’ *	26,900	20,227
Tianjin Zhonghuan Semiconductor Co Ltd ‘A’	5,200	31,050

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Tianma Microelectronics Co Ltd ‘A’	9,500	$20,832
Tianshui Huatian Technology Co Ltd ‘A’	9,600	22,845
Tingyi Cayman Islands Holding Corp	66,000	131,764
Toly Bread Co Ltd ‘A’	1,820	8,778
Tongcheng-Elong Holdings Ltd *	34,000	85,090
TongFu Microelectronics Co Ltd ‘A’	4,700	17,461
Tonghua Dongbao Pharmaceutical Co Ltd ‘A’	1,100	2,033
Tongkun Group Co Ltd ‘A’	5,900	21,996
Tongling Nonferrous Metals Group Co Ltd ‘A’	10,000	4,211
Tongwei Co Ltd ‘A’	9,700	64,837
Topchoice Medical Corp ‘A’ *	800	50,798
Topsports International Holdings Ltd ~	53,000	86,665
Transfar Zhilian Co Ltd ‘A’	3,500	4,173
TravelSky Technology Ltd ‘H’	32,000	68,947
Trip.com Group Ltd ADR *	16,775	594,841
Tsingtao Brewery Co Ltd ‘H’	20,000	215,083
Uni-President China Holdings Ltd	43,000	47,444
Unigroup Guoxin Microelectronics Co Ltd ‘A’	1,300	30,989
Unisplendour Corp Ltd ‘A’	1,800	6,089
Up Fintech Holding Ltd ADR *	2,619	75,899
Venus MedTech Hangzhou Inc ‘H’ * ~	7,500	62,482
Vipshop Holdings Ltd ADR *	14,797	297,124
Walvax Biotechnology Co Ltd ‘A’	2,500	23,848
Wangfujing Group Co Ltd ‘A’	800	3,575
Wanhua Chemical Group Co Ltd ‘A’	6,200	104,339
Want Want China Holdings Ltd	167,000	118,246
Weibo Corp ADR *	2,175	114,448
Weichai Power Co Ltd ‘H’	77,000	170,963
Weihai Guangwei Composites Co Ltd ‘A’	1,500	17,613
Weimob Inc * ~	58,000	127,991
Wens Foodstuffs Group Co Ltd ‘A’	10,400	23,119
Western Securities Co Ltd ‘A’	8,200	10,465
Will Semiconductor Co Ltd Shanghai ‘A’	1,500	74,578
Wingtech Technology Co Ltd ‘A’	2,200	32,945
Winning Health Technology Group Co Ltd ‘A’	1,800	4,527
Wuchan Zhongda Group Co Ltd ‘A’	7,700	9,378
Wuhan Guide Infrared Co Ltd ‘A’	4,340	18,523
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd ‘A’	4,500	16,730
Wuhu Token Science Co Ltd ‘A’	1,600	2,045
Wuliangye Yibin Co Ltd ‘A’	7,500	345,142
WuXi AppTec Co Ltd ‘H’ ~	16,440	383,735
Wuxi Biologics Cayman Inc * ~	112,000	2,050,752
Wuxi Lead Intelligent Equipment Co Ltd ‘A’	2,560	23,806
Wuxi Shangji Automation Co Ltd ‘A’	900	24,906
XCMG Construction Machinery Co Ltd ‘A’	18,000	17,742
Xiamen C & D Inc ‘A’	1,800	2,256
Xiamen Intretech Inc ‘A’	1,700	10,220
Xiamen Tungsten Co Ltd ‘A’	6,200	19,972
Xiaomi Corp ‘B’ * ~	478,600	1,664,529
Xinjiang Goldwind Science & Technology Co Ltd ‘A’	33,300	62,542
Xinyi Solar Holdings Ltd	162,000	348,692
XPeng Inc ADR *	10,796	479,558
Yadea Group Holdings Ltd ~	40,000	85,916
Yantai Eddie Precision Machinery Co Ltd ‘A’	2,940	19,492
Yantai Jereh Oilfield Services Group Co Ltd ‘A’	1,800	12,472
Yanzhou Coal Mining Co Ltd ‘H’	56,000	75,201
Yealink Network Technology Corp Ltd ‘A’	1,700	22,033
Yifeng Pharmacy Chain Co Ltd ‘A’	2,080	18,048
Yihai International Holding Ltd *	15,000	100,741
Yihai Kerry Arawana Holdings Co Ltd ‘A’	2,300	30,180
Yintai Gold Co Ltd ‘A’	4,300	6,326
Yonghui Superstores Co Ltd ‘A’	28,000	20,485
Yonyou Network Technology Co Ltd ‘A’	6,900	35,479
Youngor Group Co Ltd ‘A’	9,200	9,379
YTO Express Group Co Ltd ‘A’	16,000	24,775
Yuan Longping High-tech Agriculture Co Ltd ‘A’ *	7,300	18,122

	Shares	Value
Yuexiu Property Co Ltd	43,600	$45,933
Yum China Holdings Inc	13,982	926,307
Yunda Holding Co Ltd ‘A’	8,400	17,582
Yunnan Aluminium Co Ltd ‘A’ *	6,600	12,136
Yunnan Baiyao Group Co Ltd ‘A’	2,100	37,580
Yunnan Energy New Material Co Ltd ‘A’	2,000	72,306
Yutong Bus Co Ltd ‘A’	300	579
Zai Lab Ltd ADR *	2,525	446,900
Zhangzhou Pientzehuang Pharmaceutical Co Ltd ‘A’	1,300	90,121
Zhaojin Mining Industry Co Ltd ‘H’	33,500	31,857
Zhefu Holding Group Co Ltd ‘A’	3,200	2,470
Zhejiang Century Huatong Group Co Ltd ‘A’ *	8,620	8,558
Zhejiang China Commodities City Group Co Ltd ‘A’	24,800	19,770
Zhejiang Chint Electrics Co Ltd ‘A’	2,400	12,392
Zhejiang Dahua Technology Co Ltd ‘A’	4,400	14,358
Zhejiang Dingli Machinery Co Ltd ‘A’	1,200	10,892
Zhejiang Expressway Co Ltd ‘H’	50,000	44,499
Zhejiang Huahai Pharmaceutical Co Ltd ‘A’	4,400	14,202
Zhejiang Huayou Cobalt Co Ltd ‘A’	3,012	53,033
Zhejiang Jingsheng Mechanical & Electrical Co Ltd ‘A’	3,300	25,760
Zhejiang Jiuzhou Pharmaceutical Co Ltd ‘A’	2,700	20,263
Zhejiang Longsheng Group Co Ltd ‘A’	9,800	20,830
Zhejiang NHU Co Ltd ‘A’	5,820	25,804
Zhejiang Sanhua Intelligent Controls Co Ltd ‘A’	4,900	18,165
Zhejiang Satellite Petrochemical Co Ltd ‘A’	4,480	27,147
Zhejiang Semir Garment Co Ltd ‘A’	12,600	23,303
Zhejiang Supor Co Ltd ‘A’	1,800	17,757
Zhejiang Weixing New Building Materials Co Ltd ‘A’	2,400	7,678
Zhenro Properties Group Ltd	52,000	29,066
Zheshang Securities Co Ltd ‘A’ *	9,600	19,408
ZhongAn Online P&C Insurance Co Ltd ‘H’ * ~	16,100	91,028
Zhongjin Gold Corp Ltd ‘A’	16,100	21,468
Zhongsheng Group Holdings Ltd	18,500	153,889
Zhongtian Financial Group Co Ltd ‘A’ *	6,200	2,621
Zhuzhou CRRC Times Electric Co Ltd ‘H’ *	17,900	105,727
Zhuzhou Kibing Group Co Ltd ‘A’	2,700	7,753
Zijin Mining Group Co Ltd ‘A’	36,700	54,899
Zijin Mining Group Co Ltd ‘H’	198,000	265,694
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	52,200	54,639
Zoomlion Heavy Industry Science and Technology Co Ltd ‘A’	12,100	17,283
ZTE Corp ‘H’	34,000	106,103
ZTO Express Cayman Inc ADR	14,966	454,218

		106,874,210

Colombia - 0.1%

Bancolombia SA	12,032	84,638
Ecopetrol SA	170,910	123,959
Grupo de Inversiones Suramericana SA	6,416	31,627
Interconexion Electrica SA ESP	15,610	92,129

		332,353

Czech Republic - 0.1%

CEZ AS	6,406	189,970
Komercni banka AS *	3,185	112,073
Moneta Money Bank AS * ~	17,808	67,610

		369,653

Egypt - 0.1%

Commercial International Bank Egypt SAE *	57,320	190,649
Eastern Co SAE	81,041	61,161
Fawry for Banking & Payment Technology Services SAE *	27,775	33,661

		285,471

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Greece - 0.1%

Eurobank Ergasias Services and Holdings SA *	89,780	$90,620
Hellenic Telecommunications Organization SA	7,644	128,372
JUMBO SA	2,772	46,689
OPAP SA	6,703	101,096

		366,777

Hong Kong - 0.3%

Alibaba Pictures Group Ltd *	410,000	56,968
China Youzan Ltd *	464,000	88,310
Hutchmed China Ltd ADR *	2,756	108,228
Kingboard Laminates Holdings Ltd	31,500	70,732
Nine Dragons Paper Holdings Ltd	51,000	65,395
Perennial Energy Holdings Ltd	30,000	7,082
Sino Biopharmaceutical Ltd	341,000	334,088
SSY Group Ltd	46,000	41,052
Vinda International Holdings Ltd	11,000	33,866

		805,721

Hungary - 0.2%

MOL Hungarian Oil & Gas PLC *	14,750	117,368
OTP Bank Nyrt *	7,773	418,434
Richter Gedeon Nyrt	4,839	128,826

		664,628

India - 9.7%

ACC Ltd	2,635	71,520
Adani Enterprises Ltd *	9,360	190,198
Adani Green Energy Ltd *	13,179	199,732
Adani Ports & Special Economic Zone Ltd	17,527	166,245
Adani Total Gas Ltd	8,850	121,678
Adani Transmission Ltd *	8,874	126,694
Ambuja Cements Ltd	23,252	106,724
Apollo Hospitals Enterprise Ltd	3,485	169,828
Asian Paints Ltd	12,580	507,163
Aurobindo Pharma Ltd	9,757	126,845
Avenue Supermarts Ltd * ~	5,510	248,086
Axis Bank Ltd *	75,701	764,063
Bajaj Auto Ltd *	2,273	126,538
Bajaj Finance Ltd *	8,925	723,896
Bajaj Finserv Ltd *	1,298	211,825
Balkrishna Industries Ltd	3,046	91,870
Bandhan Bank Ltd * ~	22,138	98,576
Berger Paints India Ltd	7,448	80,721
Bharat Electronics Ltd	38,214	91,733
Bharat Forge Ltd *	8,183	84,047
Bharat Petroleum Corp Ltd	27,327	172,424
Bharti Airtel Ltd	81,108	574,385
Biocon Ltd *	13,756	74,928
Britannia Industries Ltd	3,711	182,369
Cholamandalam Investment and Finance Co Ltd	13,551	93,746
Cipla Ltd *	16,001	209,349
Coal India Ltd	48,616	96,017
Colgate-Palmolive India Ltd	3,795	86,140
Container Corp Of India Ltd	7,826	73,662
Dabur India Ltd	20,201	154,674
Divi’s Laboratories Ltd *	4,248	252,101
DLF Ltd	19,798	74,987
Dr Reddy’s Laboratories Ltd	3,878	283,552
Eicher Motors Ltd *	4,338	156,107
GAIL India Ltd	44,377	89,499
Godrej Consumer Products Ltd *	11,782	138,074
Grasim Industries Ltd	8,951	180,758
Havells India Ltd	7,464	98,547
HCL Technologies Ltd	36,164	479,097
HDFC Asset Management Co Ltd ~	1,493	58,674

	Shares	Value
HDFC Life Insurance Co Ltd ~	27,400	$253,273
Hero MotoCorp Ltd	4,127	161,281
Hindalco Industries Ltd	52,934	265,713
Hindustan Petroleum Corp Ltd	21,168	83,602
Hindustan Unilever Ltd	27,308	908,982
Housing Development Finance Corp Ltd	57,351	1,913,984
ICICI Bank Ltd *	170,173	1,448,755
ICICI Lombard General Insurance Co Ltd ~	7,619	160,767
ICICI Prudential Life Insurance Co Ltd ~	12,080	99,674
Indian Oil Corp Ltd	64,469	93,731
Indraprastha Gas Ltd	8,993	67,565
Indus Towers Ltd	22,415	72,078
Info Edge India Ltd	2,625	173,816
Infosys Ltd	113,517	2,401,451
InterGlobe Aviation Ltd * ~	2,964	68,534
Ipca Laboratories Ltd	2,301	62,757
ITC Ltd	99,303	271,211
JSW Steel Ltd	28,590	263,697
Jubilant Foodworks Ltd *	2,419	100,363
Kotak Mahindra Bank Ltd *	18,456	424,230
Larsen & Toubro Infotech Ltd ~	1,839	100,850
Larsen & Toubro Ltd	22,088	446,689
Lupin Ltd	7,333	113,488
Mahindra & Mahindra Ltd	28,521	299,025
Marico Ltd	17,325	123,779
Maruti Suzuki India Ltd	4,529	458,623
Motherson Sumi Systems Ltd *	42,315	138,082
MRF Ltd	65	70,129
Muthoot Finance Ltd	4,150	82,806
Nestle India Ltd	1,117	265,238
NTPC Ltd	161,667	253,504
Oil & Natural Gas Corp Ltd	82,799	131,404
Page Industries Ltd	208	82,697
Petronet LNG Ltd	25,990	79,007
PI Industries Ltd	2,704	105,988
Pidilite Industries Ltd *	5,083	147,409
Piramal Enterprises Ltd	3,405	110,053
Power Grid Corp of India Ltd	78,327	245,161
REC Ltd	27,267	54,575
Reliance Industries Ltd	94,786	2,695,369
SBI Cards & Payment Services Ltd *	5,611	73,336
SBI Life Insurance Co Ltd ~	15,166	205,973
Shree Cement Ltd *	348	128,919
Shriram Transport Finance Co Ltd	6,266	113,502
Siemens Ltd	2,352	64,058
State Bank of India	59,831	338,258
Sun Pharmaceutical Industries Ltd	27,158	246,996
Tata Consultancy Services Ltd	30,661	1,381,754
Tata Consumer Products Ltd	20,976	213,091
Tata Motors Ltd *	55,764	255,763
Tata Steel Ltd	21,012	330,609
Tech Mahindra Ltd	21,115	311,567
Titan Co Ltd	12,495	291,627
Torrent Pharmaceuticals Ltd	1,635	63,874
Trent Ltd	5,732	65,609
UltraTech Cement Ltd	3,316	302,636
United Spirits Ltd *	9,837	87,678
UPL Ltd	16,376	174,984
Vedanta Ltd	37,996	134,669
Wipro Ltd	45,834	336,374
Yes Bank Ltd *	391,462	71,420

		28,329,109

Indonesia - 1.1%

Aneka Tambang Tbk	285,900	45,480
P.T. Adaro Energy Tbk	522,700	43,505
P.T. Astra International Tbk	650,500	222,011
P.T. Bank Central Asia Tbk	367,400	764,083
P.T. Bank Mandiri Persero Tbk	634,600	258,724
P.T. Bank Negara Indonesia Persero Tbk	255,000	81,589

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
P.T. Bank Rakyat Indonesia Persero Tbk	1,834,900	$498,900
P.T. Barito Pacific Tbk	846,100	49,965
P.T. Charoen Pokphand Indonesia Tbk	244,500	105,504
P.T. Gudang Garam Tbk *	18,400	56,133
P.T. Indah Kiat Pulp & Paper Corp Tbk	83,400	42,923
P.T. Indocement Tunggal Prakarsa Tbk	46,100	32,784
P.T. Indofood CBP Sukses Makmur Tbk	73,800	41,501
P.T. Indofood Sukses Makmur Tbk	139,300	59,363
P.T. Kalbe Farma Tbk	691,000	66,803
P.T. Merdeka Copper Gold Tbk *	374,100	76,054
P.T. Sarana Menara Nusantara Tbk	792,800	67,857
P.T. Semen Indonesia Persero Tbk	95,500	62,665
P.T. Telekomunikasi Indonesia Persero Tbk	1,660,300	360,876
P.T. Tower Bersama Infrastructure Tbk	264,500	58,618
P.T. Unilever Indonesia Tbk	226,000	77,178
P.T. United Tractors Tbk	52,400	73,310

		3,145,826

Luxembourg - 0.0%

Reinet Investments SCA	5,358	105,145

Malaysia - 1.3%

AMMB Holdings Bhd	63,500	45,122
Axiata Group Bhd	93,400	84,216
CIMB Group Holdings Bhd	222,200	246,912
Dialog Group Bhd	115,000	80,098
DiGi.Com Bhd	108,000	107,493
Fraser & Neave Holdings Bhd	2,600	16,541
Genting Bhd	73,800	87,639
Genting Malaysia Bhd	83,600	55,780
HAP Seng Consolidated Bhd	22,900	43,025
Hartalega Holdings Bhd	57,600	101,978
Hong Leong Bank Bhd	26,800	120,847
Hong Leong Financial Group Bhd	10,200	43,775
IHH Healthcare Bhd	52,300	68,910
IOI Corp Bhd	98,000	88,758
Kossan Rubber Industries	42,900	33,278
Kuala Lumpur Kepong Bhd	13,500	66,207
Malayan Banking Bhd	147,285	287,723
Malaysia Airports Holdings Bhd *	37,800	54,667
Maxis Bhd	69,500	73,493
MISC Bhd	47,500	77,633
Nestle Malaysia Bhd	3,300	105,997
Petronas Chemicals Group Bhd	80,100	155,618
Petronas Dagangan Bhd	10,000	44,825
Petronas Gas Bhd	26,300	98,194
PPB Group Bhd	25,300	111,524
Press Metal Aluminium Holdings Bhd	116,300	133,907
Public Bank Bhd	493,700	488,765
QL Resources Bhd	52,600	71,586
RHB Bank Bhd	68,300	88,872
Sime Darby Bhd	97,400	51,146
Sime Darby Plantation Bhd	53,402	51,227
Supermax Corp Bhd	50,600	40,222
Telekom Malaysia Bhd	48,000	70,209
Tenaga Nasional Bhd	79,900	188,487
Top Glove Corp Bhd	175,400	176,182
Westports Holdings Bhd	33,800	34,276

		3,695,132

Mexico - 1.7%

America Movil SAB de CV ‘L’	1,139,200	857,229
Arca Continental SAB de CV	15,300	88,742
Becle SAB de CV	18,700	49,194
Cemex SAB de CV *	505,200	426,280
Coca-Cola Femsa SAB. de CV	17,145	90,713
Fibra Uno Administracion SA de CV REIT	94,600	102,174
Fomento Economico Mexicano SAB de CV	65,000	548,232
Gruma SAB de CV ‘B’	8,255	92,269

	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV ‘B’ *	13,600	$144,740
Grupo Aeroportuario del Sureste SAB de CV ‘B’ *	7,160	132,141
Grupo Bimbo SAB de CV ‘A’	56,900	125,280
Grupo Carso SAB de CV ‘A1’	14,500	45,310
Grupo Financiero Banorte SAB de CV ‘O’	86,900	561,314
Grupo Financiero Inbursa SAB de CV ‘O’ *	81,700	80,823
Grupo Mexico SAB de CV ‘B’	103,900	488,696
Grupo Televisa SAB	81,000	231,696
Industrias Penoles SAB de CV *	4,700	64,877
Kimberly-Clark de Mexico SAB de CV ‘A’	56,100	99,541
Megacable Holdings SAB de CV	12,700	44,941
Orbia Advance Corp SAB. de CV	35,000	91,547
Promotora y Operadora de Infraestructura SAB de CV	8,515	68,119
Telesites SAB de CV *	50,800	46,993
Wal-Mart de Mexico SAB de CV	176,300	575,491

		5,056,342

Peru - 0.2%

Cia de Minas Buenaventura SAA ADR *	7,161	64,807
Credicorp Ltd *	2,276	275,646
Southern Copper Corp	2,842	182,798

		523,251

Philippines - 0.6%

Aboitiz Equity Ventures Inc	65,100	56,270
Ayala Corp	9,630	157,820
Ayala Land Inc	275,300	203,310
Bank of the Philippine Islands	71,560	129,939
BDO Unibank Inc	73,390	170,189
Globe Telecom Inc	1,180	44,478
GT Capital Holdings Inc	3,470	43,163
International Container Terminal Services Inc	35,430	118,814
JG Summit Holdings Inc	99,470	126,643
Jollibee Foods Corp	19,250	84,232
Manila Electric Co	9,970	56,611
Metro Pacific Investments Corp	312,000	24,851
Metropolitan Bank & Trust Co	79,200	79,013
PLDT Inc	2,680	70,843
SM Investments Corp	8,410	172,318
SM Prime Holdings Inc	331,600	247,944
Universal Robina Corp	29,300	86,733

		1,873,171

Poland - 0.7%

Allegro.eu SA * ~	12,602	216,875
Bank Polska Kasa Opieki SA *	6,569	160,305
CD Projekt SA	2,280	110,766
Cyfrowy Polsat SA	10,912	85,722
Dino Polska SA * ~	1,673	122,895
KGHM Polska Miedz SA	4,682	230,368
LPP SA *	37	124,886
Orange Polska SA *	25,913	45,603
PGE Polska Grupa Energetyczna SA *	27,122	66,941
Polski Koncern Naftowy ORLEN SA	9,929	200,183
Polskie Gornictwo Naftowe i Gazownictwo SA	57,206	100,098
Powszechna Kasa Oszczednosci Bank Polski SA *	29,093	288,647
Powszechny Zaklad Ubezpieczen SA *	20,983	202,060
Santander Bank Polska SA *	1,247	83,244

		2,038,593

Qatar - 0.7%

Barwa Real Estate Co	79,810	65,387
Industries Qatar QSC	52,373	190,756
Masraf Al Rayan QSC	165,092	202,182
Mesaieed Petrochemical Holding Co	181,903	94,080
Ooredoo QPSC	32,426	64,999

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Qatar Electricity & Water Co QSC	19,746	$90,351
Qatar Fuel QSC	20,265	98,627
Qatar Gas Transport Co Ltd	108,064	89,078
Qatar International Islamic Bank QSC	34,738	88,825
Qatar Islamic Bank SAQ	42,904	203,738
Qatar National Bank QPSC	157,609	777,007
The Commercial Bank PSQC	71,531	103,534

		2,068,564

Romania - 0.1%

NEPI Rockcastle PLC	19,715	139,745

Russia - 3.3%

Gazprom PJSC ADR (OTC)	3,488	26,648
Gazprom PJSC ADR (SEAQ)	194,171	1,482,231
LUKOIL PJSC ADR (SEAQ)	13,502	1,253,153
Magnit PJSC GDR ~	1,481	21,482
Magnit PJSC GDR (LI) ~	13,592	197,152
Mail.Ru Group Ltd GDR * ~	5,252	119,392
MMC Norilsk Nickel PJSC ADR	20,705	706,352
Mobile TeleSystems PJSC ADR	20,773	192,358
Novatek PJSC GDR (LI) ~	3,161	693,624
Novolipetsk Steel PJSC GDR ~	5,815	183,296
PhosAgro PJSC GDR ~	5,772	116,825
Polymetal International PLC	12,492	269,011
Polyus PJSC ADR	2,207	214,189
Rosneft Oil Co PJSC GDR ~	43,648	338,531
Sberbank of Russia PJSC ADR (OTC)	1,141	19,043
Sberbank of Russia PJSC ADR (SEAQ)	92,176	1,531,688
Severstal PJSC GDR ~	7,476	160,903
Surgutneftegas PJSC ADR (LI)	59,996	298,015
Tatneft PJSC ADR	8,072	352,889
TCS Group Holding PLC GDR ~	3,986	348,775
VTB Bank PJSC GDR ~	65,505	87,122
X5 Retail Group NV GDR ~	4,673	163,953
Yandex NV ‘A’ *	10,054	711,321

		9,487,953

Saudi Arabia - 3.0%

Abdullah Al Othaim Markets Co	1,936	63,942
Advanced Petrochemical Co	3,637	70,179
Al Rajhi Bank	41,101	1,217,148
Alinma Bank	39,199	220,014
Almarai Co JSC	10,100	170,782
Arab National Bank	23,147	140,146
Bank Al-Jazira *	15,161	74,857
Bank AlBilad *	13,080	128,073
Banque Saudi Fransi	19,857	203,303
Bupa Arabia for Cooperative Insurance Co	2,421	80,171
Dar Al Arkan Real Estate Development Co *	22,195	62,621
Dr Sulaiman Al Habib Medical Services Group Co	1,919	83,703
Emaar Economic City *	13,829	47,190
Etihad Etisalat Co	13,933	123,203
Jarir Marketing Co	2,057	115,832
Mobile Telecommunications Co Saudi Arabia *	21,649	83,927
Mouwasat Medical Services Co	1,657	79,664
National Industrialization Co *	12,288	63,352
National Petrochemical Co	4,164	48,886
Rabigh Refining & Petrochemical Co *	8,848	55,510
Riyad Bank	45,994	324,972
SABIC Agri-Nutrients Co	7,356	234,434
Sahara International Petrochemical Co	13,168	107,679
Saudi Arabian Mining Co *	14,984	252,879
Saudi Arabian Oil Co ~	73,864	691,256
Saudi Basic Industries Corp	29,958	973,930
Saudi Cement Co	4,483	76,020
Saudi Electricity Co	27,914	179,742
Saudi Industrial Investment Group	7,631	71,303

	Shares	Value
Saudi Kayan Petrochemical Co *	25,293	$121,901
Saudi Telecom Co	20,367	715,053
The Co for Cooperative Insurance	2,967	65,501
The Saudi British Bank *	28,121	236,382
The Saudi National Bank	73,777	1,133,033
The Savola Group	9,577	110,244
Yanbu National Petrochemical Co	8,954	173,503

		8,600,335

Singapore - 0.0%

BOC Aviation Ltd ~	6,800	57,367

South Africa - 3.3%

Absa Group Ltd *	23,773	225,818
African Rainbow Minerals Ltd	3,492	62,443
Anglo American Platinum Ltd	1,728	199,572
Aspen Pharmacare Holdings Ltd *	12,256	139,116
Bid Corp Ltd *	10,971	237,866
Capitec Bank Holdings Ltd	2,696	317,801
Clicks Group Ltd	8,157	140,343
Discovery Ltd *	14,036	124,112
Exxaro Resources Ltd	7,839	92,454
FirstRand Ltd	163,180	612,232
Gold Fields Ltd	28,964	258,291
Growthpoint Properties Ltd REIT	111,284	116,116
Harmony Gold Mining Co Ltd	17,327	63,859
Impala Platinum Holdings Ltd	26,012	427,833
Kumba Iron Ore Ltd	1,978	88,390
Mr Price Group Ltd	8,131	119,870
MTN Group *	55,656	402,092
MultiChoice Group Ltd	10,969	90,133
Naspers Ltd ‘N’	14,398	3,035,773
Nedbank Group Ltd *	12,366	147,934
Northam Platinum Ltd *	11,853	179,048
Old Mutual Ltd	153,332	144,957
Rand Merchant Investment Holdings Ltd	25,133	55,159
Remgro Ltd	16,639	133,531
Sanlam Ltd	63,650	273,543
Sasol Ltd *	18,700	284,878
Shoprite Holdings Ltd	16,396	178,473
Sibanye Stillwater Ltd	91,761	382,403
Standard Bank Group Ltd	42,335	378,077
The Bidvest Group Ltd	9,379	125,275
The SPAR Group Ltd	6,283	79,589
Tiger Brands Ltd	5,149	75,360
Vodacom Group Ltd	21,284	191,929
Woolworths Holdings Ltd *	31,669	119,730

		9,504,000

South Korea - 12.3%

Alteogen Inc *	908	67,451
Amorepacific Corp	1,050	234,915
AMOREPACIFIC Group	864	49,132
BGF retail Co Ltd	260	41,466
Celltrion Healthcare Co Ltd *	2,697	277,150
Celltrion Inc *	3,201	762,909
Celltrion Pharm Inc *	552	77,029
Cheil Worldwide Inc	2,711	60,511
CJ CheilJedang Corp	282	115,430
CJ Corp	565	53,633
CJ ENM Co Ltd	486	78,809
CJ Logistics Corp *	306	48,054
Coway Co Ltd	1,815	126,645
Daewoo Shipbuilding & Marine Engineering Co Ltd *	1,192	37,920
DB Insurance Co Ltd	1,570	76,454
Doosan Bobcat Inc *	1,562	66,633
Doosan Heavy Industries & Construction Co Ltd *	7,258	153,292
Douzone Bizon Co Ltd	807	59,418
E-MART Inc	661	93,829

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Fila Holdings Corp	1,898	$98,066
Green Cross Corp	195	56,933
GS Engineering & Construction Corp	1,985	75,579
GS Holdings Corp	1,426	58,631
Hana Financial Group Inc	9,951	407,806
Hankook Tire & Technology Co Ltd	2,446	112,233
Hanmi Pharm Co Ltd	223	66,218
Hanon Systems	6,274	92,173
Hanwha Solutions Corp *	4,108	162,240
HLB Inc *	3,015	89,300
HMM Co Ltd *	8,634	336,599
Hotel Shilla Co Ltd	1,161	99,979
HYBE Co Ltd *	292	75,795
Hyundai Engineering & Construction Co Ltd	2,501	129,468
Hyundai Glovis Co Ltd	666	123,570
Hyundai Heavy Industries Holdings Co Ltd	1,465	92,131
Hyundai Mobis Co Ltd	2,204	571,566
Hyundai Motor Co	4,658	991,134
Hyundai Steel Co	2,837	135,441
Industrial Bank of Korea	8,771	81,872
Kakao Corp	10,361	1,500,713
Kangwon Land Inc *	2,933	70,021
KB Financial Group Inc	13,122	651,245
Kia Corp	8,770	698,906
KMW Co Ltd *	664	31,915
Korea Aerospace Industries Ltd	2,136	62,475
Korea Electric Power Corp	8,392	185,223
Korea Investment Holdings Co Ltd	1,352	123,691
Korea Shipbuilding & Offshore Engineering Co Ltd *	1,267	150,696
Korea Zinc Co Ltd	278	106,606
Korean Air Lines Co Ltd *	5,214	145,835
KT&G Corp	4,076	305,465
Kumho Petrochemical Co Ltd	617	120,215
LG Chem Ltd	1,575	1,189,266
LG Corp	3,056	278,034
LG Display Co Ltd *	7,801	169,581
LG Electronics Inc	3,529	510,944
LG Household & Health Care Ltd	335	524,149
LG Innotek Co Ltd	477	94,335
LG Uplus Corp	8,011	109,221
Lotte Chemical Corp	554	129,106
Lotte Shopping Co Ltd	352	36,082
LX Holdings Corp *	1,388	13,866
Meritz Securities Co Ltd	9,501	39,965
Mirae Asset Securities Co Ltd	8,994	75,319
NAVER Corp	4,109	1,524,720
NCSoft Corp	547	398,009
Netmarble Corp ~	787	93,567
NH Investment & Securities Co Ltd	4,581	52,469
Orion Corp	778	81,872
Pan Ocean Co Ltd	8,329	63,153
Pearl Abyss Corp *	1,048	70,330
POSCO	2,462	760,880
POSCO Chemical Co Ltd	1,054	134,581
S-1 Corp	632	45,963
S-Oil Corp *	1,501	136,683
Samsung Biologics Co Ltd * ~	538	400,860
Samsung C&T Corp	2,725	330,019
Samsung Electro-Mechanics Co Ltd	1,829	286,819
Samsung Electronics Co Ltd	159,696	11,432,018
Samsung Engineering Co Ltd *	5,145	109,061
Samsung Fire & Marine Insurance Co Ltd	1,038	203,304
Samsung Heavy Industries Co Ltd *	16,293	96,995
Samsung Life Insurance Co Ltd	2,298	163,058
Samsung SDI Co Ltd	1,822	1,128,069
Samsung SDS Co Ltd	1,182	194,128
Samsung Securities Co Ltd	1,908	76,120
Seegene Inc *	1,206	88,521
Shin Poong Pharmaceutical Co Ltd	1,107	84,718

	Shares	Value
Shinhan Financial Group Co Ltd	14,518	$524,164
Shinsegae Inc	220	55,748
SK Biopharmaceuticals Co Ltd *	883	96,367
SK Chemicals Co Ltd	261	60,170
SK Holdings Co Ltd	1,055	264,432
SK Hynix Inc	18,118	2,044,952
SK Innovation Co Ltd *	1,692	443,657
SK Telecom Co Ltd	1,308	371,711
SKC Co Ltd	688	96,957
Woori Financial Group Inc	16,978	172,851
Yuhan Corp	1,672	93,664

		35,840,878

Taiwan - 13.6%

Accton Technology Corp	16,000	189,465
Acer Inc	101,000	106,149
Advantech Co Ltd	14,000	173,229
ASE Technology Holding Co Ltd	107,000	429,310
Asia Cement Corp	72,000	131,006
ASMedia Technology Inc	1,000	48,233
Asustek Computer Inc	24,000	320,016
AU Optronics Corp	264,000	213,486
Catcher Technology Co Ltd	24,000	156,758
Cathay Financial Holding Co Ltd	259,000	500,761
Chailease Holding Co Ltd	40,000	290,595
Chang Hwa Commercial Bank Ltd	154,000	89,252
Cheng Shin Rubber Industry Co Ltd	58,000	97,245
China Development Financial Holding Corp	437,000	206,090
China Life Insurance Co Ltd	62,000	58,610
China Steel Corp	391,000	555,280
Chunghwa Telecom Co Ltd	128,000	522,325
Compal Electronics Inc	147,000	117,904
CTBC Financial Holding Co Ltd	619,000	504,073
Delta Electronics Inc	64,000	695,287
E.Sun Financial Holding Co Ltd	391,000	369,075
Eclat Textile Co Ltd	7,000	164,817
Evergreen Marine Corp Taiwan Ltd *	87,000	614,521
Far Eastern New Century Corp	93,000	106,792
Far EasTone Telecommunications Co Ltd *	55,000	127,489
Feng TAY Enterprise Co Ltd	15,000	131,590
First Financial Holding Co Ltd	355,000	289,137
Formosa Chemicals & Fibre Corp	113,000	343,480
Formosa Petrochemical Corp	38,000	145,221
Formosa Plastics Corp	123,000	454,534
Foxconn Technology Co Ltd	30,000	70,659
Fubon Financial Holding Co Ltd	218,000	577,934
Giant Manufacturing Co Ltd	10,000	114,293
Globalwafers Co Ltd	7,000	230,792
Hiwin Technologies Corp	9,000	127,436
Hon Hai Precision Industry Co Ltd	413,000	1,658,197
Hotai Motor Co Ltd	9,000	198,298
Hua Nan Financial Holdings Co Ltd	291,000	192,641
Innolux Corp *	290,000	215,733
Inventec Corp	99,000	93,260
Largan Precision Co Ltd	3,000	333,575
Lite-On Technology Corp	75,000	154,941
MediaTek Inc *	50,000	1,724,311
Mega Financial Holding Co Ltd	369,000	435,035
Micro-Star International Co Ltd	22,000	124,284
Nan Ya Plastics Corp	168,000	501,183
Nan Ya Printed Circuit Board Corp	8,000	111,792
Nanya Technology Corp	41,000	117,171
Nien Made Enterprise Co Ltd	5,000	74,166
Novatek Microelectronics Corp	19,000	339,588
Oneness Biotech Co Ltd *	7,000	58,286
Pegatron Corp	67,000	165,420
Phison Electronics Corp	5,000	85,995
Pou Chen Corp	79,000	111,371
Powertech Technology Inc	22,000	84,829
President Chain Store Corp	20,000	188,730

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Quanta Computer Inc	94,000	$295,030
Realtek Semiconductor Corp *	15,000	271,723
Ruentex Development Co Ltd	26,000	52,777
Shin Kong Financial Holding Co Ltd	379,000	129,554
SinoPac Financial Holdings Co Ltd	356,000	175,608
Synnex Technology International Corp	43,000	78,534
Taishin Financial Holding Co Ltd	340,000	186,054
Taiwan Business Bank	225,000	76,321
Taiwan Cement Corp	162,000	296,514
Taiwan Cooperative Financial Holding Co Ltd	327,000	249,399
Taiwan High Speed Rail Corp	73,000	78,309
Taiwan Mobile Co Ltd *	56,000	205,007
Taiwan Semiconductor Manufacturing Co Ltd	819,000	17,639,645
The Shanghai Commercial & Savings Bank Ltd	122,000	198,006
Uni-President Enterprises Corp	160,000	420,151
Unimicron Technology Corp	41,000	189,631
United Microelectronics Corp	390,000	739,558
Vanguard International Semiconductor Corp	29,000	122,856
Walsin Technology Corp *	10,000	81,560
Wan Hai Lines Ltd	18,000	207,135
Win Semiconductors Corp	11,000	148,081
Winbond Electronics Corp	101,000	126,092
Wistron Corp	104,000	115,646
Wiwynn Corp	3,000	107,312
WPG Holdings Ltd	53,000	97,220
Yageo Corp	12,000	241,589
Yang Ming Marine Transport Corp *	53,000	346,926
Yuanta Financial Holding Co Ltd	302,000	290,796
Zhen Ding Technology Holding Ltd	21,000	79,135

		39,487,819

Tanzania - 0.1%

AngloGold Ashanti Ltd	13,591	252,270

Thailand - 1.6%

Advanced Info Service PCL	34,400	183,538
Advanced Info Service PCL ADR	3,915	21,141
Advanced Info Service PCL NVDR	1,900	10,143
Airports of Thailand PCL	138,600	268,448
Airports of Thailand PCL ADR	30	583
Asset World Corp PCL NVDR *	266,700	36,210
B Grimm Power PCL	28,400	37,239
Bangkok Bank PCL NVDR	21,900	77,334
Bangkok Commercial Asset Management PCL NVDR	54,200	31,464
Bangkok Dusit Medical Services PCL NVDR	323,900	232,674
Bangkok Expressway & Metro PCL	220,600	56,123
Bangkok Expressway & Metro PCL NVDR	37,800	9,617
Berli Jucker PCL	39,300	42,671
Berli Jucker PCL NVDR	9,300	10,098
BTS Group Holdings PCL NVDR	253,900	74,108
Bumrungrad Hospital PCL NVDR	13,600	54,594
Carabao Group PCL NVDR	10,600	46,863
Central Pattana PCL NVDR	60,800	99,741
Central Retail Corp PCL	52,800	55,237
Central Retail Corp PCL NVDR	20,500	21,446
Charoen Pokphand Foods PCL NVDR	129,000	106,751
CP ALL PCL	159,400	297,165
Delta Electronics Thailand PCL	10,500	189,360
Electricity Generating PCL	9,200	50,283
Energy Absolute PCL	50,600	96,445
Global Power Synergy PCL ‘F’	24,000	54,727
Gulf Energy Development PCL NVDR	94,800	101,385
Home Product Center PCL	204,000	91,738
Indorama Ventures PCL	53,900	68,531
Indorama Ventures PCL NVDR	8,800	11,209
Intouch Holdings PCL NVDR	70,200	142,440
Krung Thai Bank PCL	148,900	49,355

	Shares	Value
Krungthai Card PCL	25,600	$53,567
Land & Houses PCL	220,800	54,765
Land & Houses PCL NVDR	38,700	9,599
Minor International PCL NVDR *	107,000	100,296
Muangthai Capital PCL	23,900	42,960
Osotspa PCL	23,600	27,827
Osotspa PCL NVDR	17,900	21,106
PTT Exploration & Production PCL NVDR	47,800	174,905
PTT Global Chemical PCL	68,400	126,133
PTT Global Chemical PCL NVDR	10,100	18,625
PTT Oil & Retail Business PCL NVDR	92,400	88,072
PTT PCL	331,300	408,559
Ratch Group PCL	19,300	27,561
SCG Packaging PCL NVDR	46,600	90,308
Sri Trang Gloves Thailand PCL NVDR	31,200	40,623
Srisawad Corp PCL	21,800	46,829
Thai Oil PCL	31,000	52,866
Thai Union Group PCL ‘F’	114,200	70,580
The Siam Cement PCL	24,600	335,123
The Siam Cement PCL NVDR	900	12,140
The Siam Commercial Bank PCL	30,300	92,811
True Corp PCL	387,200	40,109
True Corp PCL NVDR	203,600	20,221

		4,584,246

Turkey - 0.2%

Akbank T.A.S.	105,223	63,827
Aselsan Elektronik Sanayi Ve Ticaret AS	6,587	11,136
BIM Birlesik Magazalar AS	16,486	117,680
Eregli Demir ve Celik Fabrikalari TAS	48,538	100,432
Ford Otomotiv Sanayi AS	2,449	47,777
KOC Holding AS	24,409	51,387
Turkcell Iletisim Hizmetleri AS	45,577	84,321
Turkiye Garanti Bankasi AS	78,662	75,107
Turkiye Is Bankasi AS ‘C’	50,483	29,588
Turkiye Petrol Rafinerileri AS *	5,398	58,902
Turkiye Sise ve Cam Fabrikalari AS	55,085	48,336

		688,493

United Arab Emirates - 0.8%

Abu Dhabi Commercial Bank PJSC	112,123	209,707
Abu Dhabi Islamic Bank PJSC	65,454	97,728
Abu Dhabi National Oil Co for Distribution PJSC	104,640	123,352
Aldar Properties PJSC	168,304	175,098
Dubai Islamic Bank PJSC	89,866	118,007
Emaar Properties PJSC	123,106	139,823
Emirates NBD Bank PJSC	90,862	327,763
Emirates Telecommunications Group Co PJSC	62,805	376,165
First Abu Dhabi Bank PJSC	149,574	680,039

		2,247,682

United States - 0.2%

Globant SA *	1,347	295,236
JBS SA	35,600	208,283

		503,519

Total Common Stocks (Cost $216,847,855)		280,227,949

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 0.0%

India - 0.0%

Britannia Industries Ltd 5.500% due 06/03/24	INR 107,619	$1,467

Total Corporate Bonds & Notes (Cost $1,479)		1,467

SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $8,976,981; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $9,156,587)	$8,976,981	8,976,981

Total Short-Term Investment (Cost $8,976,981)		8,976,981

TOTAL INVESTMENTS - 101.6% (Cost $231,315,978)		295,227,865

DERIVATIVES - 0.0%		961

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(4,582,306)

NET ASSETS - 100.0%		$290,646,520

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Communications	21.0%
Financial	19.8%
Technology	17.1%
Consumer, Non-Cyclical	10.6%
Consumer, Cyclical	8.6%
Basic Materials	7.2%
Industrial	6.8%
Energy	5.4%
Short-Term Investment	3.1%
Others (each less than 3.0%)	2.0%

	101.6%
Derivatives	0.0%
Other Assets & Liabilities, Net	(1.6%	)

	100.0%

(b)	As of June 30, 2021, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	36.8%
Taiwan	13.6%
South Korea	13.0%
India	9.7%
Brazil	5.2%
South Africa	3.3%
Russia	3.3%
United States (Includes Short-Term Investment)	3.3%
Saudi Arabia	3.0%
Others (each less than 3.0%)	10.4%

	101.6%
Derivatives	0.0%
Other Assets & Liabilities, Net	(1.6%	)

	100.0%

(c)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index	09/21	138	$9,416,159	$9,417,120	$961

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$230	$230	$-	$-
	Warrants	1,079	1,079	-	-
	Preferred Stocks
	Brazil	3,719,382	3,719,382	-	-
	Chile	211,824	211,824	-	-
	Colombia	98,819	98,819	-	-
	South Korea	1,990,134	-	1,990,134	-

	Total Preferred Stocks	6,020,159	4,030,025	1,990,134	-

	Common Stocks
	Argentina	35,966	35,966	-	-
	Brazil	11,284,802	11,284,802	-	-
	Chile	978,928	978,928	-	-
	China	106,874,210	19,111,805	87,688,498	73,907
	Colombia	332,353	332,353	-	-
	Czech Republic	369,653	-	369,653	-
	Egypt	285,471	-	285,471	-
	Greece	366,777	-	366,777	-
	Hong Kong	805,721	108,228	697,493	-
	Hungary	664,628	-	664,628	-
	India	28,329,109	-	28,329,109	-
	Indonesia	3,145,826	-	3,145,826	-
	Luxembourg	105,145	105,145	-	-
	Malaysia	3,695,132	2,245,284	1,449,848	-
	Mexico	5,056,342	5,056,342	-	-
	Peru	523,251	523,251	-	-
	Philippines	1,873,171	1,319,176	553,995	-
	Poland	2,038,593	341,761	1,696,832	-
	Qatar	2,068,564	1,465,637	602,927	-
	Romania	139,745	139,745	-	-
	Russia	9,487,953	1,969,670	7,518,283	-
	Saudi Arabia	8,600,335	2,774,015	5,826,320	-
	Singapore	57,367	-	57,367	-
	South Africa	9,504,000	2,254,994	7,249,006	-
	South Korea	35,840,878	583,978	35,256,900	-
	Taiwan	39,487,819	263,293	39,224,526	-
	Tanzania	252,270	-	252,270	-
	Thailand	4,584,246	582,059	4,002,187	-
	Turkey	688,493	228,539	459,954	-
	United Arab Emirates	2,247,682	1,717,026	530,656	-
	United States	503,519	503,519	-	-

	Total Common Stocks	280,227,949	53,925,516	226,228,526	73,907

	Corporate Bonds & Notes	1,467	-	1,467	-
	Short-Term Investment	8,976,981	-	8,976,981	-
	Derivatives:
	Equity Contracts
	Futures	961	961	-	-

	Total	$295,228,826	$57,957,811	$237,197,108	$73,907

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.7%

Germany - 0.7%

Bayerische Motoren Werke AG	2,367	$212,933
Henkel AG & Co KGaA	7,410	782,599
Porsche Automobil Holding SE	6,352	681,892
Sartorius AG	1,092	568,395
Volkswagen AG	7,735	1,939,408

		4,185,227

Total Preferred Stocks (Cost $3,486,598)		4,185,227

COMMON STOCKS - 96.8%

Australia - 7.2%

Afterpay Ltd *	9,036	802,037
Australia & New Zealand Banking Group Ltd	118,524	2,501,794
BHP Group Ltd	122,696	4,463,719
BHP Group PLC	87,981	2,603,442
Brambles Ltd	61,439	527,267
Coles Group Ltd	55,384	709,455
Commonwealth Bank of Australia	73,889	5,533,001
CSL Ltd	18,951	4,053,021
Endeavour Group Ltd *	52,754	248,850
Fortescue Metals Group Ltd	70,309	1,228,222
Glencore PLC *	416,494	1,787,629
Goodman Group REIT	69,033	1,092,494
Macquarie Group Ltd	14,320	1,677,751
National Australia Bank Ltd	137,353	2,700,197
Newcrest Mining Ltd	33,902	642,911
Ramsay Health Care Ltd	7,602	358,668
Rio Tinto Ltd	15,489	1,468,442
Rio Tinto PLC	46,740	3,860,137
Sydney Airport * >>	54,903	238,225
Telstra Corp Ltd	172,830	487,448
Transurban Group >>	114,271	1,218,709
Wesfarmers Ltd	47,241	2,094,337
Westpac Banking Corp	152,795	2,956,858
Woodside Petroleum Ltd	39,951	665,252
Woolworths Group Ltd	52,754	1,509,630

		45,429,496

Belgium - 0.7%

Anheuser-Busch InBev SA/NV	31,749	2,288,748
Groupe Bruxelles Lambert SA	4,690	525,145
KBC Group NV	10,373	791,992
UCB SA	5,249	549,736

		4,155,621

Bermuda - 0.0%

Brookfield Asset Management Reinsurance Partners Ltd ‘A’ *	368	19,445

Brazil - 0.1%

Wheaton Precious Metals Corp	18,700	824,272

Canada - 10.3%

Agnico Eagle Mines Ltd	10,100	610,758
Alimentation Couche-Tard Inc ‘B’	35,215	1,294,001
Bank of Montreal	26,936	2,760,962
Barrick Gold Corp	13,874	287,452
Barrick Gold Corp (TSE)	60,210	1,245,389
BCE Inc	3,034	149,620
Brookfield Asset Management Inc ‘A’	53,443	2,726,473
Canadian Imperial Bank of Commerce	18,647	2,122,683
Canadian National Railway Co	29,576	3,120,559

	Shares	Value
Canadian Natural Resources Ltd (TSE)	49,219	$1,786,750
Canadian Pacific Railway Ltd	27,753	2,134,088
CGI Inc *	9,354	848,093
Constellation Software Inc	838	1,269,175
Enbridge Inc	84,368	3,377,851
Fairfax Financial Holdings Ltd	1,130	495,537
Fortis Inc	19,470	861,826
Franco-Nevada Corp	7,950	1,153,699
George Weston Ltd	3,200	305,002
Great-West Lifeco Inc	11,600	344,556
Hydro One Ltd ~	13,600	328,700
Imperial Oil Ltd	10,700	326,110
Intact Financial Corp	6,600	896,665
Loblaw Cos Ltd	7,186	442,256
Magna International Inc	11,893	1,101,129
Manulife Financial Corp	80,840	1,591,236
National Bank of Canada	14,026	1,049,687
Nutrien Ltd	23,718	1,437,124
Pembina Pipeline Corp	22,800	724,501
Power Corp of Canada	23,418	740,172
Restaurant Brands International Inc	11,437	736,910
Rogers Communications Inc ‘B’ (TSE)	14,700	781,486
Royal Bank of Canada	59,287	6,006,659
Saputo Inc	10,200	304,206
Shaw Communications Inc ‘B’ (TSE)	19,165	555,191
Shopify Inc ‘A’ *	4,678	6,841,405
Sun Life Financial Inc	24,430	1,259,733
Suncor Energy Inc	63,603	1,523,373
TC Energy Corp	39,167	1,938,128
TELUS Corp	17,916	401,795
The Bank of Nova Scotia	50,474	3,282,683
The Toronto-Dominion Bank	75,607	5,298,467
Thomson Reuters Corp	7,274	722,530

		65,184,620

China - 0.5%

BOC Hong Kong Holdings Ltd	154,000	521,954
Budweiser Brewing Co APAC Ltd ~	71,500	225,136
Prosus NV *	20,304	1,989,133
Wilmar International Ltd	79,700	267,214

		3,003,437

Denmark - 2.1%

AP Moller - Maersk AS ‘A’	132	367,171
AP Moller - Maersk AS ‘B’	255	734,122
Carlsberg AS ‘B’	4,277	798,156
Coloplast AS ‘B’	4,933	809,916
DSV Panalpina AS	8,623	2,012,935
Novo Nordisk AS ‘B’	71,726	6,004,084
Orsted AS ~	7,900	1,108,855
Vestas Wind Systems AS	42,079	1,644,111

		13,479,350

Finland - 1.0%

Fortum OYJ	18,441	508,722
Kone OYJ ‘B’	14,112	1,151,740
Neste OYJ	17,566	1,077,534
Nokia OYJ (OMXH) *	224,582	1,203,256
Nordea Bank Abp	135,176	1,505,307
Sampo OYJ ‘A’	20,815	957,168

		6,403,727

France - 9.7%

Air Liquide SA	19,727	3,459,129
Airbus SE *	24,495	3,156,249
AXA SA	80,571	2,045,886
BNP Paribas SA	46,858	2,940,791
Cie de Saint-Gobain	21,025	1,387,563
Cie Generale des Etablissements Michelin SCA	7,035	1,122,753

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Credit Agricole SA	52,046	$729,664
Danone SA	27,178	1,912,105
Dassault Systemes SE	5,516	1,338,712
Electricite de France SA	19,893	271,859
Engie SA	75,832	1,039,851
EssilorLuxottica SA	11,984	2,213,843
Hermes International	1,320	1,926,291
Kering SA	3,124	2,737,302
L’Oreal SA	10,488	4,683,875
LVMH Moet Hennessy Louis Vuitton SE	11,558	9,092,179
Orange SA	82,832	945,344
Pernod Ricard SA	8,730	1,940,350
Safran SA	14,238	1,975,991
Sanofi	47,196	4,958,533
Sartorius Stedim Biotech	1,148	543,337
Societe Generale SA	33,660	995,710
Thales SA	4,424	452,031
TotalEnergies SE	104,079	4,714,965
Vinci SA	22,172	2,370,139
Vivendi SE	29,639	995,844
Worldline SA * ~	9,923	929,831

		60,880,127

Germany - 7.9%

adidas AG	7,930	2,959,140
Allianz SE	17,173	4,285,638
BASF SE	38,263	3,020,471
Bayer AG	40,923	2,487,922
Bayerische Motoren Werke AG	13,763	1,459,092
Beiersdorf AG	4,189	505,637
Continental AG *	4,569	672,197
Daimler AG	35,656	3,186,170
Deutsche Bank AG *	86,113	1,122,714
Deutsche Boerse AG	7,900	1,378,915
Deutsche Post AG	41,333	2,814,971
Deutsche Telekom AG	138,907	2,937,883
E.ON SE	93,667	1,083,696
Evonik Industries AG	8,721	292,793
Fresenius Medical Care AG & Co KGaA	8,546	710,140
Fresenius SE & Co KGaA	17,371	906,590
Hannover Rueck SE	2,502	418,854
Henkel AG & Co KGaA	4,333	399,023
Infineon Technologies AG	54,416	2,188,789
Knorr-Bremse AG	3,028	348,391
Merck KGaA	5,372	1,030,759
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,838	1,599,966
SAP SE	43,478	6,106,906
Siemens AG	31,859	5,058,530
Siemens Energy AG *	16,537	498,145
Siemens Healthineers AG ~	11,172	684,991
Volkswagen AG	1,350	443,698
Vonovia SE	22,423	1,449,098

		50,051,119

Hong Kong - 2.5%

AIA Group Ltd	503,600	6,247,448
CK Asset Holdings Ltd	82,062	564,834
CK Infrastructure Holdings Ltd	27,500	163,815
CLP Holdings Ltd	68,500	676,975
Hang Seng Bank Ltd	31,800	634,337
Henderson Land Development Co Ltd	60,000	283,935
Hong Kong & China Gas Co Ltd	465,150	722,250
Hong Kong Exchanges & Clearing Ltd	50,100	2,982,439
Jardine Matheson Holdings Ltd	9,000	575,275
Link REIT	86,800	839,819
MTR Corp Ltd	64,000	356,352
Sun Hung Kai Properties Ltd	54,500	809,976
Swire Properties Ltd	48,600	144,764
Techtronic Industries Co Ltd	57,500	1,002,050

		16,004,269

	Shares	Value
Ireland - 0.6%

CRH PLC	32,730	$1,655,199
Flutter Entertainment PLC *	6,932	1,256,954
Kerry Group PLC ‘A’	6,603	923,169

		3,835,322

Israel - 0.3%

Check Point Software Technologies Ltd *	4,657	540,817
Teva Pharmaceutical Industries Ltd ADR *	45,503	450,480
Wix.com Ltd *	2,311	670,837

		1,662,134

Italy - 1.6%

Assicurazioni Generali SPA	45,805	919,613
Atlantia SPA *	20,571	373,528
Enel SPA	338,796	3,148,387
Eni SPA	105,363	1,284,537
Ferrari NV	5,234	1,080,539
Intesa Sanpaolo SPA	688,591	1,904,874
Snam SPA	83,723	484,317
UniCredit SPA	88,244	1,043,282

		10,239,077

Japan - 19.5%

Aeon Co Ltd	27,200	730,177
Aisin Corp	6,200	265,840
Ajinomoto Co Inc	19,400	504,005
Asahi Group Holdings Ltd	19,000	888,036
Asahi Kasei Corp	52,000	571,541
Astellas Pharma Inc	77,800	1,355,794
Bandai Namco Holdings Inc	8,300	574,438
Bridgestone Corp	23,800	1,081,766
Canon Inc	41,600	940,241
Central Japan Railway Co	6,000	911,703
Chugai Pharmaceutical Co Ltd	27,900	1,105,861
Dai-ichi Life Holdings Inc	42,500	781,966
Daiichi Sankyo Co Ltd	70,900	1,529,532
Daikin Industries Ltd	10,400	1,938,037
Daiwa House Industry Co Ltd	23,500	706,610
Denso Corp	18,000	1,227,447
East Japan Railway Co	12,600	898,557
Eisai Co Ltd	9,900	972,944
ENEOS Holdings Inc	127,400	533,908
FANUC Corp	8,000	1,918,383
Fast Retailing Co Ltd	2,400	1,804,050
FUJIFILM Holdings Corp	15,000	1,109,527
Fujitsu Ltd	8,200	1,534,211
Hitachi Ltd	40,300	2,309,479
Honda Motor Co Ltd	68,000	2,187,100
Hoya Corp	15,500	2,050,190
ITOCHU Corp	49,500	1,428,308
Japan Post Bank Co Ltd	16,800	141,294
Japan Post Holdings Co Ltd	65,400	537,178
Japan Tobacco Inc	49,800	941,136
Kao Corp	20,100	1,239,367
KDDI Corp	67,200	2,093,662
Keyence Corp	8,100	4,079,347
Kirin Holdings Co Ltd	34,200	667,441
Komatsu Ltd	36,400	901,758
Kubota Corp	42,700	863,808
Kyocera Corp	13,400	827,857
Kyowa Kirin Co Ltd	11,200	398,334
M3 Inc	18,400	1,340,593
Makita Corp	9,300	437,910
Marubeni Corp	65,300	568,662
Mitsubishi Corp	52,600	1,436,834
Mitsubishi Electric Corp	75,800	1,100,406
Mitsubishi Estate Co Ltd	49,100	793,631
Mitsubishi UFJ Financial Group Inc	509,300	2,743,220

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Mitsui & Co Ltd	64,400	$1,450,655
Mitsui Fudosan Co Ltd	38,100	881,012
Mizuho Financial Group Inc	100,600	1,441,849
MS&AD Insurance Group Holdings Inc	18,500	534,876
Murata Manufacturing Co Ltd	23,900	1,820,579
NEC Corp	10,200	524,834
Nexon Co Ltd	20,300	451,767
Nidec Corp	18,600	2,138,817
Nintendo Co Ltd	4,700	2,719,762
Nippon Paint Holdings Co Ltd	29,600	400,432
Nippon Telegraph & Telephone Corp	53,700	1,403,996
Nissan Motor Co Ltd *	96,400	480,234
Nitori Holdings Co Ltd	3,300	582,770
Nomura Holdings Inc	128,000	651,454
Nomura Research Institute Ltd	14,700	485,491
NTT Data Corp	26,200	409,003
Obic Co Ltd	2,900	539,340
Olympus Corp	48,600	966,699
Omron Corp	7,700	609,662
Ono Pharmaceutical Co Ltd	15,400	343,423
Oracle Corp Japan	1,600	122,254
Oriental Land Co Ltd	8,300	1,182,464
ORIX Corp	50,900	860,291
Otsuka Holdings Co Ltd	16,200	672,657
Panasonic Corp	91,700	1,055,881
Rakuten Group Inc	36,000	406,481
Recruit Holdings Co Ltd	56,500	2,770,690
Renesas Electronics Corp *	52,200	563,361
Secom Co Ltd	8,700	663,119
Sekisui House Ltd	25,600	525,690
Seven & i Holdings Co Ltd	31,300	1,499,296
SG Holdings Co Ltd	13,300	349,248
Shimano Inc	3,100	737,564
Shin-Etsu Chemical Co Ltd	14,700	2,458,731
Shionogi & Co Ltd	11,000	573,276
Shiseido Co Ltd	16,700	1,231,771
SMC Corp	2,400	1,419,827
Softbank Corp	119,800	1,566,383
SoftBank Group Corp	52,200	3,640,522
Sompo Holdings Inc	13,300	492,608
Sony Group Corp	52,500	5,090,779
Subaru Corp	25,600	507,379
Sumitomo Corp	47,100	631,537
Sumitomo Mitsui Financial Group Inc	54,400	1,875,275
Sumitomo Mitsui Trust Holdings Inc	14,000	446,603
Sumitomo Realty & Development Co Ltd	12,900	461,366
Suntory Beverage & Food Ltd	5,800	218,615
Suzuki Motor Corp	15,300	648,408
Sysmex Corp	7,000	830,443
Takeda Pharmaceutical Co Ltd	65,700	2,204,928
Terumo Corp	26,800	1,085,466
Tokio Marine Holdings Inc	26,300	1,211,384
Tokyo Electron Ltd	6,200	2,680,782
Toshiba Corp	17,100	738,737
Toyota Industries Corp	6,100	527,498
Toyota Motor Corp	88,300	7,718,659
Toyota Tsusho Corp	8,800	417,681
Unicharm Corp	16,800	676,708
Z Holdings Corp	110,200	551,491

		123,124,597

Luxembourg - 0.1%

ArcelorMittal SA	29,762	916,285

Macau - 0.2%

Galaxy Entertainment Group Ltd *	91,000	727,644
Sands China Ltd *	100,800	424,283

		1,151,927

	Shares	Value
Netherlands - 5.0%

Adyen NV * ~	821	$2,013,362
Akzo Nobel NV	7,946	983,880
ASML Holding NV	17,468	12,058,497
Heineken Holding	4,783	482,647
Heineken NV	10,820	1,313,541
ING Groep NV	162,470	2,156,684
JDE Peet’s *	3,112	112,955
Koninklijke Ahold Delhaize NV	43,598	1,298,329
Koninklijke DSM NV	7,193	1,344,610
Koninklijke Philips NV	37,948	1,883,517
Royal Dutch Shell PLC ‘A’	170,630	3,420,767
Royal Dutch Shell PLC ‘B’	154,558	3,000,401
Wolters Kluwer NV	11,107	1,116,407

		31,185,597

New Zealand - 0.2%

Fisher & Paykel Healthcare Corp Ltd	23,926	520,496
Xero Ltd *	5,499	565,625

		1,086,121

Norway - 0.4%

DNB ASA	38,621	841,714
Equinor ASA	40,576	858,933
Telenor ASA	29,052	489,964

		2,190,611

Portugal - 0.1%

EDP - Energias de Portugal SA	115,256	610,892

Singapore - 0.7%

DBS Group Holdings Ltd	75,554	1,680,872
Oversea-Chinese Banking Corp Ltd	142,057	1,265,975
Singapore Telecommunications Ltd	344,100	587,074
United Overseas Bank Ltd	49,300	949,390

		4,483,311

South Africa - 0.3%

Anglo American PLC	53,935	2,146,297

Spain - 2.5%

Aena SME SA * ~	3,128	513,246
Amadeus IT Group SA *	18,798	1,325,195
Banco Bilbao Vizcaya Argentaria SA *	277,966	1,724,218
Banco Santander SA *	722,337	2,762,978
CaixaBank SA (SIBE)	184,568	568,231
Cellnex Telecom SA ~	21,226	1,353,821
EDP Renovaveis SA	12,057	279,355
Endesa SA	13,187	320,125
Ferrovial SA	20,140	591,882
Grifols SA	12,385	335,842
Iberdrola SA	240,629	2,934,388
Industria de Diseno Textil SA	45,468	1,605,330
Naturgy Energy Group SA	12,077	310,819
Telefonica SA	217,692	1,016,072

		15,641,502

Sweden - 2.7%

Assa Abloy AB ‘B’	41,841	1,261,419
Atlas Copco AB ‘A’	28,008	1,719,926
Atlas Copco AB ‘B’	16,201	853,249
EQT AB	9,923	360,461
Essity AB ‘B’	25,267	838,110
Evolution AB ~	7,073	1,118,822
H & M Hennes & Mauritz AB ‘B’ *	30,422	722,505
Hexagon AB ‘B’	81,795	1,211,905
Investor AB ‘B’	75,952	1,750,723
Sandvik AB	47,139	1,205,327

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Skandinaviska Enskilda Banken AB ‘A’	67,573	$873,455
Svenska Handelsbanken AB ‘A’	60,872	687,120
Swedbank AB ‘A’	37,600	699,996
Telefonaktiebolaget LM Ericsson ‘B’	121,705	1,530,307
Telia Co AB	110,975	492,891
Volvo AB ‘A’	7,820	194,091
Volvo AB ‘B’	60,089	1,448,110

		16,968,417

Switzerland - 9.7%

ABB Ltd	72,269	2,455,314
Alcon Inc	20,814	1,459,842
Chocoladefabriken Lindt & Spruengli AG	52	896,450
Cie Financiere Richemont SA	21,741	2,635,631
Credit Suisse Group AG	101,628	1,063,834
Givaudan SA	384	1,787,601
Holcim Ltd	21,855	1,313,662
Kuehne + Nagel International AG	2,242	767,345
Lonza Group AG	3,103	2,199,892
Nestle SA	119,973	14,954,281
Novartis AG	92,470	8,435,718
Partners Group Holding AG	945	1,432,570
Roche Holding AG	30,591	11,568,101
Schindler Holding AG	2,525	761,534
SGS SA	252	778,041
Sika AG	5,909	1,936,011
STMicroelectronics NV	28,440	1,034,265
Swisscom AG	1,075	614,242
UBS Group AG (XVTX)	152,734	2,339,461
Zurich Insurance Group AG	6,267	2,517,235

		60,951,030

Taiwan - 0.0%

Sea Ltd ADR *	572	157,071

United Arab Emirates - 0.0%

NMC Health PLC *	4,009	1,511

United Kingdom - 9.9%

Associated British Foods PLC	14,791	454,037
AstraZeneca PLC	54,667	6,567,919
Aviva PLC	163,076	915,501
BAE Systems PLC	133,613	965,490
Barclays PLC	723,342	1,716,547
BP PLC	847,523	3,716,719
British American Tobacco PLC	90,852	3,527,379
BT Group PLC *	370,570	995,851
CK Hutchison Holdings Ltd	112,000	871,898
Coca-Cola Europacific Partners PLC	8,492	503,745
Compass Group PLC *	74,376	1,566,947
Diageo PLC	97,445	4,670,391
Experian PLC	38,264	1,477,340
GlaxoSmithKline PLC	209,539	4,119,345
HSBC Holdings PLC	848,281	4,895,858
Imperial Brands PLC	39,294	847,286
Legal & General Group PLC	247,740	883,833
Lloyds Banking Group PLC	2,951,566	1,909,238
London Stock Exchange Group PLC	13,523	1,494,432
National Grid PLC	147,893	1,881,150
Natwest Group PLC	203,869	573,744
Prudential PLC	108,672	2,067,568
Reckitt Benckiser Group PLC	29,693	2,623,381
RELX PLC	79,467	2,107,202
SSE PLC	43,259	898,436
Standard Chartered PLC	111,385	710,837
Tesco PLC	321,012	991,664
Unilever PLC	109,483	6,397,480
Vodafone Group PLC	1,117,871	1,873,584

		62,224,802

	Shares	Value
United States - 1.0%

Brookfield Renewable Corp ‘A’	5,400	$226,873
Schneider Electric SE	22,447	3,538,647
Stellantis	84,498	1,662,362
Swiss Re AG	12,575	1,135,807

		6,563,689

Total Common Stocks (Cost $508,867,001)		610,575,676

	Principal Amount

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 07/01/21 (Dated 06/30/21, repurchase price of $9,408,685; collateralized by U.S. Treasury Notes: 1.250% due 03/31/28 and value $9,596,878)	$9,408,685	9,408,685

Total Short-Term Investment (Cost $9,408,685)		9,408,685

TOTAL INVESTMENTS - 99.0% (Cost $521,762,284)		624,169,588

DERIVATIVES - (0.0%)		(157,557)

OTHER ASSETS & LIABILITIES, NET - 1.0%		6,470,700

NET ASSETS - 100.0%		$630,482,731

Notes to Schedule of Investments

(a)	As of June 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.7%
Financial	21.7%
Consumer, Cyclical	13.1%
Industrial	12.3%
Basic Materials	6.2%
Communications	6.1%
Technology	5.6%
Energy	4.8%
Others (each less than 3.0%)	4.5%

99.0%
Derivatives	0.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	As of June 30, 2021, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	19.5%
Canada	10.3%
United Kingdom	9.9%
Switzerland	9.7%
France	9.7%
Germany	8.6%
Australia	7.2%
Netherlands	5.0%
Others (each less than 3.0%)	19.1%

99.0%
Derivatives	0.0%
Other Assets & Liabilities, Net	1.0%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(c)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index	09/21	5	$964,361	$970,232	$5,871
MSCI EAFE Index	09/21	89	10,416,673	10,253,245	(163,428)

Total Futures Contracts					($157,557)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$4,185,227	$-	$4,185,227	$-
	Common Stocks
	Australia	45,429,496	248,850	45,180,646	-
	Belgium	4,155,621	-	4,155,621	-
	Bermuda	19,445	19,445	-	-
	Brazil	824,272	824,272	-	-
	Canada	65,184,620	64,897,168	287,452	-
	China	3,003,437	-	3,003,437	-
	Denmark	13,479,350	-	13,479,350	-
	Finland	6,403,727	-	6,403,727	-
	France	60,880,127	-	60,880,127	-
	Germany	50,051,119	-	50,051,119	-
	Hong Kong	16,004,269	-	16,004,269	-
	Ireland	3,835,322	-	3,835,322	-
	Israel	1,662,134	1,662,134	-	-
	Italy	10,239,077	-	10,239,077	-
	Japan	123,124,597	-	123,124,597	-
	Luxembourg	916,285	-	916,285	-
	Macau	1,151,927	-	1,151,927	-
	Netherlands	31,185,597	-	31,185,597	-
	New Zealand	1,086,121	-	1,086,121	-
	Norway	2,190,611	-	2,190,611	-
	Portugal	610,892	610,892	-	-
	Singapore	4,483,311	-	4,483,311	-
	South Africa	2,146,297	-	2,146,297	-
	Spain	15,641,502	279,355	15,362,147	-
	Sweden	16,968,417	1,211,905	15,756,512	-
	Switzerland	60,951,030	896,450	60,054,580	-
	Taiwan	157,071	157,071	-	-
	United Arab Emirates	1,511	-	1,511	-
	United Kingdom	62,224,802	503,745	61,721,057	-
	United States	6,563,689	226,873	6,336,816	-

	Total Common Stocks	610,575,676	71,538,160	539,037,516	-

	Short-Term Investment	9,408,685	-	9,408,685	-
	Derivatives:
	Equity Contracts
	Futures	5,871	5,871	-	-

	Total Assets	624,175,459	71,544,031	552,631,428	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(163,428)	(163,428)	-	-

	Total Liabilities	(163,428)	(163,428)	-	-

	Total	$624,012,031	$71,380,603	$552,631,428	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-298 and A-299

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2021 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2021. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of June 30, 2021.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/ custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of June 30, 2021.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3).

Counterparty and Exchange Abbreviations:
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
BSC	Banco Santander Central Hispanico
CBOE	Chicago Board of Options Exchange
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
OCC	Options Clearing Corp
SCB	Standard Chartered Bank
SGN	Societe Generale
TDB	Toronto Dominion Bank
UBS	UBS

Reference Rate Abbreviations:
ARS Deposit	Argentina Deposit Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
US FED	United States Federal Reserve Bank Rate
UST	United State Treasury Rate

Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
NY	New York Shares
PIK	Payment In Kind
PIPE	Private Investment in Public Equity
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See Notes to Financial Statements

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

June 30, 2021 (Unaudited)

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk.

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2021 (Unaudited)

	Core Income Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio	Intermediate Bond Portfolio
ASSETS
Investments, at value (excluding derivatives)	$635,397,090	$4,632,083,668	$396,579,342	$1,283,313,975	$698,687,464	$1,303,270,922
Repurchase agreements, at value	41,520,662	116,158,794	16,493,779	19,966,138	2,786,212	77,342,703
Cash	-	24,122,895	82,040	151,766	55,080	651,551
Cash (segregated for derivative investments)	-	22,111,129	-	-	1,524,000	-
Foreign currency held, at value	-	41,990,310	-	-	1,187,373	-
Receivables:
Dividends and interest	3,580,104	29,092,419	2,019,747	19,114,184	1,548,511	4,695,740
Fund shares sold	24,037	369,062	59,142	187,989	275,409	-
Securities sold	3,839,619	99,757,466	19,412,986	36,404,197	270,949,303	13,544,603
Variation margin on swap agreements	-	26,927,911	-	-	211,768	-
Forward foreign currency contracts appreciation	-	9,540,641	-	-	2,041,556	-
Outstanding purchased options, at value	-	603,207	-	-	871,493	-
Swap premiums paid	-	64,849	-	-	-	-
Swap agreements appreciation	-	-	-	-	242,073	-
Unfunded loan commitment appreciation	-	-	1,290	-	-	-
Prepaid expenses and other assets	3,503	25,718	2,723	7,972	2,904	6,965
Total Assets	684,365,015	5,002,848,069	434,651,049	1,359,146,221	980,383,146	1,399,512,484
LIABILITIES
Payables:
Fund shares redeemed	116,029	1,105,438	154,007	304,224	92,571	70,439
Securities purchased	26,634,153	206,431,267	38,443,100	10,063,100	59,806,334	98,773,602
Sale-buyback financing transactions	-	-	-	-	395,057,678	-
Due to broker	-	2,830,000	-	-	2,258,000	-
Swap agreements	-	1,474	-	-	10,371	-
Variation margin on futures contracts	-	11,665,896	-	-	197,848	-
Accrued advisory fees	269,440	1,556,286	193,969	441,664	170,599	426,783
Accrued service fees	1,245	13,297	7,213	9,588	8,316	-
Accrued support service expenses	9,704	68,750	7,304	21,147	7,751	18,549
Accrued custodian and portfolio accounting fees	40,939	355,621	59,738	57,317	99,106	73,161
Accrued shareholder report expenses	977	8,527	2,754	2,625	1,590	2,641
Accrued trustees’ fees and deferred compensation	11,602	142,813	25,570	47,432	33,478	12,626
Accrued foreign capital gains tax	-	39,820	-	-	-	-
Accrued offering expenses	-	-	-	-	-	10,790
Accrued other	14,156	103,638	115,675	32,731	12,886	38,557
Forward foreign currency contracts depreciation	-	2,603,913	-	-	200,927	-
Outstanding options written, at value	-	2,069,644	-	-	831,613	-
Swap agreements depreciation	-	241,177	-	-	-	-
Unfunded loan commitment depreciation	281	-	685	-	-	-
Other liabilities	-	-	-	-	16,675	-
Total Liabilities	27,098,526	229,237,561	39,010,015	10,979,828	458,805,743	99,427,148
NET ASSETS	$657,266,489	$4,773,610,508	$395,641,034	$1,348,166,393	$521,577,403	$1,300,085,336
NET ASSETS CONSIST OF:
Paid-in capital	$543,723,514	$3,283,861,997	$282,735,321	$871,144,814	$483,011,065	$1,293,521,239
Undistributed/accumulated earnings (deficit)	113,542,975	1,489,748,511	112,905,713	477,021,579	38,566,338	6,564,097
NET ASSETS	$657,266,489	$4,773,610,508	$395,641,034	$1,348,166,393	$521,577,403	$1,300,085,336
Class I Shares:
Net Assets	$45,585,017	$487,083,597	$263,465,833	$350,850,428	$305,074,830
Shares outstanding, $.001 par value (unlimited shares authorized)	3,601,882	40,882,264	19,443,604	36,044,540	23,980,180
Net Asset Value Per Share	$12.66	$11.91	$13.55	$9.73	$12.72
Class P Shares:
Net Assets	$611,681,472	$4,286,526,911	$132,175,201	$997,315,965	$216,502,573	$1,300,085,336
Shares outstanding, $.001 par value (unlimited shares authorized)	47,741,200	265,405,173	9,599,245	93,192,697	14,923,979	129,798,743
Net Asset Value Per Share	$12.81	$16.15	$13.77	$10.70	$14.51	$10.02

Investments, at cost (excluding derivatives)	$622,455,082	$4,486,831,875	$391,780,406	$1,210,664,221	$653,746,838	$1,301,482,885
Repurchase agreements, at cost	41,520,662	116,158,794	16,493,779	19,966,138	2,786,212	77,342,703
Foreign currency held, at cost	-	42,514,292	-	-	1,839,435	-
Outstanding purchased options, at cost	-	2,876,171	-	-	405,295	-
Premiums received from outstanding options written	-	2,074,280	-	-	763,858	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2021 (Unaudited)

	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	Dividend Growth Portfolio	Equity Index Portfolio	Focused Growth Portfolio
ASSETS
Investments, at value (excluding derivatives)	$3,162,043,800	$1,478,568,283	$563,957,703	$1,736,010,318	$4,119,842,359	$842,810,949
Repurchase agreements, at value	48,122,423	27,062,543	13,221,614	56,683,166	30,085,001	11,874,611
Cash	22,971,398	729,350	2,447,994	-	158,153	-
Cash (segregated for derivative investments)	7,884,000	-	2,830,000	-	1,544,400	-
Foreign currency held, at value	7,698,956	42	1,917,756	-	-	-
Receivables:
Dividends and interest	13,506,961	6,097,731	8,228,878	2,018,169	2,754,999	172,589
Fund shares sold	61,293	396,212	345	-	23,558	45,367
Securities sold	806,437,642	1,760,346	4,405,010	2,381,605	-	-
Variation margin on futures contracts	806,521	-	-	-	-	-
Variation margin on swap agreements	-	-	276,301	-	-	-
Forward foreign currency contracts appreciation	8,789,084	-	937,468	-	-	-
Outstanding purchased options, at value	26,003	-	-	-	-	-
Swap premiums paid	19,547	-	-	-	-	-
Swap agreements appreciation	97,888	-	-	-	-	-
Prepaid expenses and other assets	17,288	9,117	2,181	11,088	22,445	1,720
Total Assets	4,078,482,804	1,514,623,624	598,225,250	1,797,104,346	4,154,430,915	854,905,236
LIABILITIES
Payables:
Fund shares redeemed	333,806	19,549	2,557	740,823	908,831	668,393
Securities purchased	1,137,227,756	29,874,117	11,482,497	2,325,812	-	2,300,133
Securities sold short, at value	56,486,407	-	-	-	-	-
Due to broker	10,355,485	-	631,547	-	-	-
Swap agreements	347	-	-	-	-	-
Variation margin on futures contracts	-	713,686	-	-	91,163	-
Variation margin on swap agreements	20,028,451	-	-	-	-	-
Accrued advisory fees	898,957	487,969	368,773	950,691	166,592	493,173
Accrued service fees	24,428	14,329	2,450	16,072	97,903	8,989
Accrued support service expenses	43,940	23,557	5,730	29,585	61,612	5,515
Accrued custodian and portfolio accounting fees	203,775	81,746	99,936	59,195	107,653	19,348
Accrued shareholder report expenses	7,238	3,742	2,894	2,009	6,339	89
Accrued trustees’ fees and deferred compensation	133,919	64,302	16,874	52,011	122,544	8,217
Accrued foreign capital gains tax	-	-	148,711	-	-	-
Accrued dividends and interest	73,901	-	-	-	-	3
Accrued other	64,017	38,131	-	50,653	101,956	8,369
Forward foreign currency contracts depreciation	5,265,321	-	3,073,839	-	-	-
Outstanding options written, at value	156,604	-	-	-	-	-
Swap premiums received	112,194	-	-	-	-	-
Total Liabilities	1,231,416,546	31,321,128	15,835,808	4,226,851	1,664,593	3,512,229
NET ASSETS	$2,847,066,258	$1,483,302,496	$582,389,442	$1,792,877,495	$4,152,766,322	$851,393,007
NET ASSETS CONSIST OF:
Paid-in capital	$1,855,221,518	$1,340,094,228	$458,820,810	$659,039,702	$367,797,777	$702,590,860
Undistributed/accumulated earnings (deficit)	991,844,740	143,208,268	123,568,632	1,133,837,793	3,784,968,545	148,802,147
NET ASSETS	$2,847,066,258	$1,483,302,496	$582,389,442	$1,792,877,495	$4,152,766,322	$851,393,007
Class I Shares:
Net Assets	$894,103,082	$524,255,641	$89,266,102	$587,343,009	$3,584,824,775	$328,078,412
Shares outstanding, $.001 par value (unlimited shares authorized)	60,550,307	48,673,577	6,980,335	17,820,313	33,577,355	5,514,002
Net Asset Value Per Share	$14.77	$10.77	$12.79	$32.96	$106.76	$59.50
Class P Shares:
Net Assets	$1,952,963,176	$959,046,855	$493,123,340	$1,205,534,486	$567,941,547	$523,314,595
Shares outstanding, $.001 par value (unlimited shares authorized)	119,364,768	85,230,459	37,880,306	33,169,037	5,125,205	8,606,912
Net Asset Value Per Share	$16.36	$11.25	$13.02	$36.35	$110.81	$60.80

Investments, at cost (excluding derivatives)	$3,069,384,571	$1,457,814,149	$569,966,673	$1,106,179,226	$2,167,532,438	$645,452,686
Repurchase agreements, at cost	48,122,423	27,062,543	13,221,614	56,683,166	30,085,001	11,874,611
Foreign currency held, at cost	7,606,608	40	1,914,988	-	-	-
Proceeds from securities sold short	56,702,031	-	-	-	-	-
Outstanding purchased options, at cost	39,922	-	-	-	-	-
Premiums received from outstanding options written	239,922	-	-	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2021 (Unaudited)

	Growth Portfolio	Hedged Equity Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio	Main Street Core Portfolio	Mid-Cap Equity Portfolio
ASSETS
Investments, at value (excluding derivatives)	$2,188,123,832	$25,419,008	$1,248,785,230	$1,298,870,189	$1,088,668,519	$815,304,216
Repurchase agreements, at value	15,753,795	1,255,447	1,742,498	19,447,091	3,669,805	4,454,458
Cash	3,050	-	-	-	-	7,197
Cash (segregated for derivative investments)	-	54,000	-	-	-	-
Foreign currency held, at value	-	-	-	-	2,295	-
Receivables:
Dividends and interest	444,188	20,954	241,835	1,532,852	457,374	353,111
Fund shares sold	40,643	200,719	401,934	10,688	-	237,574
Securities sold	-	1,555,971	-	10,796,234	1,124,539	758,269
Variation margin on futures contracts	-	32,859	-	-	-	-
Due from adviser	-	5,932	-	-	-	-
Outstanding purchased options, at value	-	406,748	-	-	-	-
Prepaid expenses and other assets	13,476	-	8,943	9,290	6,991	4,772
Total Assets	2,204,378,984	28,951,638	1,251,180,440	1,330,666,344	1,093,929,523	821,119,597
LIABILITIES
Payables:
Fund shares redeemed	2,103,190	54	1,285,484	481,819	1,173,088	40,329
Securities purchased	-	2,276,126	-	4,523,518	1,495,936	3,552,736
Due to custodian	-	32,000	-	-	-	-
Accrued advisory fees	976,481	11,716	667,248	660,219	400,570	433,947
Accrued service fees	25,180	699	12,010	12,148	18,760	12,323
Accrued support service expenses	34,989	490	22,939	25,880	19,006	12,878
Accrued custodian and portfolio accounting fees	78,155	7,688	52,116	50,333	40,784	30,630
Accrued shareholder report expenses	3,026	487	3,107	3,439	2,581	2,647
Accrued trustees’ fees and deferred compensation	72,912	261	52,560	76,056	75,979	36,691
Accrued dividends and interest	41	-	7	-	-	-
Accrued offering expenses	-	2,618	-	-	-	-
Accrued other	61,824	2,650	40,923	44,884	76,895	22,229
Outstanding options written, at value	-	389,790	-	-	-	-
Total Liabilities	3,355,798	2,724,579	2,136,394	5,878,296	3,303,599	4,144,410
NET ASSETS	$2,201,023,186	$26,227,059	$1,249,044,046	$1,324,788,048	$1,090,625,924	$816,975,187
NET ASSETS CONSIST OF:
Paid-in capital	$386,696,168	$25,919,042	($620,229,718)	($872,839,669)	$83,928,460	$1,700,769,445
Undistributed/accumulated earnings (deficit)	1,814,327,018	308,017	1,869,273,764	2,197,627,717	1,006,697,464	(883,794,258)
NET ASSETS	$2,201,023,186	$26,227,059	$1,249,044,046	$1,324,788,048	$1,090,625,924	$816,975,187
Class I Shares:
Net Assets	$921,015,374	$26,121,263	$438,898,568	$442,421,608	$684,776,122	$448,774,697
Shares outstanding, $.001 par value (unlimited shares authorized)	15,520,868	2,575,349	18,991,828	13,760,030	10,963,423	13,555,751
Net Asset Value Per Share	$59.34	$10.14	$23.11	$32.15	$62.46	$33.11
Class P Shares:
Net Assets	$1,280,007,812	$105,796	$810,145,478	$882,366,440	$405,849,802	$368,200,490
Shares outstanding, $.001 par value (unlimited shares authorized)	19,889,483	10,428	29,631,285	24,886,053	5,809,438	8,983,216
Net Asset Value Per Share	$64.36	$10.15	$27.34	$35.46	$69.86	$40.99

Investments, at cost (excluding derivatives)	$1,291,056,394	$24,741,933	$756,778,159	$843,225,726	$751,194,259	$666,753,551
Repurchase agreements, at cost	15,753,795	1,255,447	1,742,498	19,447,091	3,669,805	4,454,458
Foreign currency held, at cost	-	-	-	-	2,349	-
Outstanding purchased options, at cost	-	406,931	-	-	-	-
Premiums received from outstanding options written	-	392,779	-	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2021 (Unaudited)

	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio
ASSETS
Investments, at value (excluding derivatives)	$1,268,129,732	$844,034,314	$475,748,004	$297,875,872	$863,321,231	$617,485,529
Repurchase agreements, at value	13,159,290	5,460,723	6,227,591	8,555,435	11,433,896	11,308,126
Cash	51,235	6,952	-	132,997	607,790	4,172
Cash (segregated for derivative investments)	-	-	196,800	-	683,600	-
Foreign currency held, at value	-	-	281	-	1,489	-
Receivables:
Dividends and interest	140,781	967,630	430,781	112,619	603,245	261,895
Fund shares sold	422,676	840	15,374	65,384	42,337	98,059
Securities sold	1,161,262	2,632,884	256,107	888,299	241	1,447,251
Variation margin on futures contracts	-	-	11,697	-	4,218	-
Prepaid expenses and other assets	5,951	4,888	1,308	1,807	4,801	1,847
Total Assets	1,283,070,927	853,108,231	482,887,943	307,632,413	876,702,848	630,606,879
LIABILITIES
Payables:
Fund shares redeemed	1,046,976	21,512	5,102	56,236	251,929	14,426
Securities purchased	173,347	1,427,103	373,148	1,880,673	920,022	2,709,879
Due to custodian	-	-	473	-	-	-
Accrued advisory fees	696,828	495,309	262,290	148,316	215,655	395,115
Accrued service fees	13,614	3,992	3,365	5,997	18,962	7,450
Accrued support service expenses	15,593	14,065	3,967	4,443	13,472	6,269
Accrued custodian and portfolio accounting fees	36,943	32,269	32,612	18,233	39,926	10,699
Accrued shareholder report expenses	1,685	3,038	561	392	1,939	943
Accrued trustees’ fees and deferred compensation	30,864	30,605	14,416	13,825	34,930	17,104
Accrued dividends and interest	-	-	-	5	-	-
Accrued other	26,474	23,958	5,701	8,893	22,947	10,448
Outstanding options written, at value	9,100	-	-	-	-	-
Total Liabilities	2,051,424	2,051,851	701,635	2,137,013	1,519,782	3,172,333
NET ASSETS	$1,281,019,503	$851,056,380	$482,186,308	$305,495,400	$875,183,066	$627,434,546
NET ASSETS CONSIST OF:
Paid-in capital	$35,210,874	($515,560,742)	$7,980,663	$87,592,047	$171,317,799	$220,878,210
Undistributed/accumulated earnings (deficit)	1,245,808,629	1,366,617,122	474,205,645	217,903,353	703,865,267	406,556,336
NET ASSETS	$1,281,019,503	$851,056,380	$482,186,308	$305,495,400	$875,183,066	$627,434,546
Class I Shares:
Net Assets	$496,879,534	$144,834,252	$121,680,136	$217,633,568	$686,748,254	$269,388,971
Shares outstanding, $.001 par value (unlimited shares authorized)	16,240,351	5,596,122	4,128,737	6,067,129	18,987,889	9,150,502
Net Asset Value Per Share	$30.60	$25.88	$29.47	$35.87	$36.17	$29.44
Class P Shares:
Net Assets	$784,139,969	$706,222,128	$360,506,172	$87,861,832	$188,434,812	$358,045,575
Shares outstanding, $.001 par value (unlimited shares authorized)	23,268,322	18,363,211	9,335,535	2,067,733	5,116,495	9,941,434
Net Asset Value Per Share	$33.70	$38.46	$38.62	$42.49	$36.83	$36.02

Investments, at cost (excluding derivatives)	$814,611,871	$596,327,249	$443,495,909	$236,728,416	$592,690,808	$532,256,220
Repurchase agreements, at cost	13,159,290	5,460,723	6,227,591	8,555,435	11,433,896	11,308,126
Foreign currency held, at cost	-	-	282	-	1,501	-
Premiums received from outstanding options written	11,565	-	-	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2021 (Unaudited)

	Value Portfolio	Value Advantage Portfolio	Emerging Markets Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio	International Value Portfolio
ASSETS
Investments, at value (excluding derivatives)	$1,145,918,870	$1,014,203,357	$1,529,867,682	$1,686,608,900	$270,644,328	$1,131,936,421
Repurchase agreements, at value	19,261,998	29,975,122	41,599,570	13,996,590	2,559,475	22,277,354
Cash	-	29,798	-	119,974	-	-
Foreign currency held, at value	-	-	4,274,099	338,972	577,481	1,534,794
Receivables:
Dividends and interest	2,328,777	978,660	2,492,111	11,122,475	1,345,531	8,381,725
Fund shares sold	3,805	-	47,960	28,482	13,091	36,170
Securities sold	4,170,989	-	1,232,164	238	1,082,793	3,392,934
Forward foreign currency contracts appreciation	450,709	-	-	-	-	-
Prepaid expenses and other assets	4,570	6,357	9,250	9,697	1,629	11,403
Total Assets	1,172,139,718	1,045,193,294	1,579,522,836	1,712,225,328	276,224,328	1,167,570,801
LIABILITIES
Payables:
Fund shares redeemed	83,393	439,372	76,193	194,588	24,976	213,179
Securities purchased	2,825,807	-	8,333,237	79,880	354,096	803,856
Due to custodian	-	-	1,628	-	-	-
Accrued advisory fees	614,204	568,383	1,034,316	1,050,144	196,040	643,793
Accrued service fees	7,104	2,545	13,442	18,383	2,678	8,650
Accrued support service expenses	13,552	17,958	24,587	26,697	4,424	23,195
Accrued custodian and portfolio accounting fees	47,413	37,282	130,688	73,971	62,784	59,471
Accrued shareholder report expenses	1,770	2,180	4,348	4,126	1,794	4,814
Accrued trustees’ fees and deferred compensation	38,350	29,556	63,625	69,618	25,778	57,604
Accrued foreign capital gains tax	-	-	6,597,437	1,408,044	-	308,894
Accrued dividends and interest	-	-	-	31	-	-
Accrued other	21,652	30,366	43,347	44,605	9,028	34,728
Forward foreign currency contracts depreciation	13,172	-	-	-	-	-
Other liabilities	-	-	484	473	1,539	-
Total Liabilities	3,666,417	1,127,642	16,323,332	2,970,560	683,137	2,158,184
NET ASSETS	$1,168,473,301	$1,044,065,652	$1,563,199,504	$1,709,254,768	$275,541,191	$1,165,412,617
NET ASSETS CONSIST OF:
Paid-in capital	$333,104,090	$85,853,372	$384,964,434	$474,780,462	($273,864,764)	$1,916,442,673
Undistributed/accumulated earnings (deficit)	835,369,211	958,212,280	1,178,235,070	1,234,474,306	549,405,955	(751,030,056)
NET ASSETS	$1,168,473,301	$1,044,065,652	$1,563,199,504	$1,709,254,768	$275,541,191	$1,165,412,617
Class I Shares:
Net Assets	$258,841,206	$92,132,707	$487,812,775	$664,369,005	$97,181,759	$310,106,350
Shares outstanding, $.001 par value (unlimited shares authorized)	14,150,946	3,994,310	19,228,195	51,260,550	7,249,960	22,299,141
Net Asset Value Per Share	$18.29	$23.07	$25.37	$12.96	$13.40	$13.91
Class P Shares:
Net Assets	$909,632,095	$951,932,945	$1,075,386,729	$1,044,885,763	$178,359,432	$855,306,267
Shares outstanding, $.001 par value (unlimited shares authorized)	43,266,438	40,602,017	40,736,117	74,625,647	9,605,088	54,624,906
Net Asset Value Per Share	$21.02	$23.45	$26.40	$14.00	$18.57	$15.66

Investments, at cost (excluding derivatives)	$1,017,530,710	$696,860,306	$1,114,476,968	$1,255,494,646	$200,149,314	$928,820,247
Repurchase agreements, at cost	19,261,998	29,975,122	41,599,570	13,996,590	2,559,475	22,277,354
Foreign currency held, at cost	-	-	4,270,229	340,430	578,806	1,541,454

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2021 (Unaudited)

	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio	ESG Diversified Portfolio	PSF DFA Balanced Allocation Portfolio	Pacific Dynamix - Conservative Growth Portfolio
ASSETS
Investments, at value	$475,327,247	$504,558,112	$298,303,898	$10,139,861	$359,850,248	$-
Investments in affiliated mutual funds, at value	-	-	-	2,372,925	-	652,111,403
Repurchase agreements, at value	7,262,614	-	6,888,392	-	-	-
Foreign currency held, at value	1,383	-	-	-	-	-
Receivables:
Dividends and interest	522,882	1,742,171	16,434	5,646	1,305,941	-
Fund shares sold	23,625	-	56,286	-	73,804	182,743
Securities sold	236,100	3,015,965	462,909	75	-	-
Due from adviser	-	-	-	5,180	-	16,481
Prepaid expenses and other assets	3,907	2,728	1,686	-	1,800	3,742
Total Assets	483,377,758	509,318,976	305,729,605	12,523,687	361,231,793	652,314,369
LIABILITIES
Payables:
Fund shares redeemed	78,918	268,055	765	75	2,194	6,482
Securities purchased	282,324	2,573,300	1,041,014	5,645	1,377,374	175,886
Due to custodian	-	203,840	-	-	-	-
Accrued advisory fees	351,445	315,611	217,080	1,886	58,396	106,740
Accrued distribution fees	-	-	-	-	2,459	-
Accrued service fees	13,240	7,649	8,300	339	9,838	17,826
Accrued support service expenses	6,796	7,716	4,395	95	5,041	10,053
Accrued custodian and portfolio accounting fees	21,326	23,477	17,971	7,186	14,889	14,801
Accrued shareholder report expenses	840	1,406	378	21	375	1,285
Accrued trustees’ fees and deferred compensation	14,561	23,753	7,256	29	4,739	14,953
Accrued dividends and interest	-	-	8	-	-	-
Accrued offering expenses	-	-	-	2,618	-	-
Accrued other	12,762	14,067	8,161	196	8,766	16,210
Total Liabilities	782,212	3,438,874	1,305,328	18,090	1,484,071	364,236
NET ASSETS	$482,595,546	$505,880,102	$304,424,277	$12,505,597	$359,747,722	$651,950,133
NET ASSETS CONSIST OF:
Paid-in capital	($8,907,556)	$365,222,536	$120,551,090	$12,286,079	$266,693,851	$363,833,666
Undistributed/accumulated earnings (deficit)	491,503,102	140,657,566	183,873,187	219,518	93,053,871	288,116,467
NET ASSETS	$482,595,546	$505,880,102	$304,424,277	$12,505,597	$359,747,722	$651,950,133
Class D Shares:
Net Assets					$359,513,554
Shares outstanding, $.001 par value (unlimited shares authorized)					22,122,833
Net Asset Value Per Share					$16.25
Class I Shares:
Net Assets	$481,809,355	$275,990,897	$303,593,413	$12,403,584		$650,615,902
Shares outstanding, $.001 par value (unlimited shares authorized)	7,775,882	8,063,929	18,764,586	1,216,295		31,853,228
Net Asset Value Per Share	$61.96	$34.23	$16.18	$10.20		$20.43
Class P Shares:
Net Assets	$786,191	$229,889,205	$830,864	$102,013	$234,168	$1,334,231
Shares outstanding, $.001 par value (unlimited shares authorized)	11,523	6,406,828	40,363	10,000	14,348	65,105
Net Asset Value Per Share	$68.23	$35.88	$20.58	$10.20	$16.32	$20.49

Investments, at cost	$318,185,307	$393,327,342	$171,358,140	$9,939,987	$302,101,684	$-
Investments in affiliated mutual funds, at cost	-	-	-	2,356,246	-	519,174,188
Repurchase agreements, at cost	7,262,614	-	6,888,392	-	-	-
Foreign currency held, at cost	1,360	-	-	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2021 (Unaudited)

	Pacific Dynamix - Moderate Growth Portfolio	Pacific Dynamix - Growth Portfolio	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio
ASSETS
Investments in affiliated mutual funds, at value	$2,912,265,431	$1,563,019,125	$1,569,658,756	$2,323,716,909	$9,856,082,699	$8,882,235,235
Receivables:
Fund shares sold	216,092	1,841,343	12,408	999	2,025	191,781
Securities sold	-	-	405,611	413,495	4,652,899	2,112,222
Due from adviser	5,005	7,732	-	-	-	-
Prepaid expenses and other assets	15,865	7,456	9,745	13,683	56,972	49,959
Total Assets	2,912,502,393	1,564,875,656	1,570,086,520	2,324,145,086	9,860,794,595	8,884,589,197
LIABILITIES
Payables:
Fund shares redeemed	2,152	9,560	417,037	413,113	4,649,193	2,299,001
Securities purchased	212,358	1,831,057	-	-	-	-
Accrued advisory fees	476,125	252,465	129,733	191,337	811,807	730,872
Accrued service fees	79,697	42,602	42,972	63,678	270,428	243,814
Accrued support service expenses	43,316	21,164	25,575	36,504	153,227	135,716
Accrued custodian and portfolio accounting fees	15,093	15,019	17,331	19,751	19,712	19,261
Accrued shareholder report expenses	5,588	1,671	3,771	6,243	25,361	21,557
Accrued trustees’ fees and deferred compensation	62,060	25,204	51,155	77,832	303,459	259,577
Accrued other	62,163	30,016	39,364	54,190	219,171	191,440
Total Liabilities	958,552	2,228,758	726,938	862,648	6,452,358	3,901,238
NET ASSETS	$2,911,543,841	$1,562,646,898	$1,569,359,582	$2,323,282,438	$9,854,342,237	$8,880,687,959
NET ASSETS CONSIST OF:
Paid-in capital	$1,437,928,406	$877,732,095	$591,851,612	$403,258,707	$1,109,161,321	$160,825,205
Undistributed/accumulated earnings (deficit)	1,473,615,435	684,914,803	977,507,970	1,920,023,731	8,745,180,916	8,719,862,754
NET ASSETS	$2,911,543,841	$1,562,646,898	$1,569,359,582	$2,323,282,438	$9,854,342,237	$8,880,687,959
Class I Shares:
Net Assets	$2,905,655,645	$1,554,994,682	$1,569,178,382	$2,322,974,162	$9,852,691,342	$8,878,329,715
Shares outstanding, $.001 par value (unlimited shares authorized)	106,979,325	48,881,189	103,129,386	132,833,764	503,163,896	406,386,587
Net Asset Value Per Share	$27.16	$31.81	$15.22	$17.49	$19.58	$21.85
Class P Shares:
Net Assets	$5,888,196	$7,652,216	$181,200	$308,276	$1,650,895	$2,358,244
Shares outstanding, $.001 par value (unlimited shares authorized)	216,060	239,743	11,869	17,569	84,029	107,585
Net Asset Value Per Share	$27.25	$31.92	$15.27	$17.55	$19.65	$21.92

Investments in affiliated mutual funds, at cost	$2,125,284,616	$1,159,141,575	$1,337,590,437	$1,828,513,154	$7,402,333,566	$6,333,638,822

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2021 (Unaudited)

	Portfolio Optimization Aggressive- Growth Portfolio	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large- Cap Growth Index Portfolio	PD Large- Cap Value Index Portfolio
ASSETS
Investments, at value (excluding derivatives)	$-	$223,318,789	$1,156,986,723	$511,517,843	$708,620,027	$718,977,076
Investments in affiliated mutual funds, at value	2,071,610,267	-	-	-	-	-
Repurchase agreements, at value	-	-	-	-	2,360,227	8,784,791
Cash	-	362,810	-	56,737	-	24,874
Cash (segregated for derivative investments)	-	-	-	-	152,000	472,000
Receivables:
Dividends and interest	-	1,472,345	4,896,828	7,617,858	264,032	699,873
Fund shares sold	-	77,928	253,453	69,380	-	361,287
Securities sold	474,852	1,020,439	5,004,170	1,659,763	289,928	25,771
Variation margin on futures contracts	-	-	-	-	529	-
Prepaid expenses and other assets	11,395	1,259	5,746	2,650	4,792	4,582
Total Assets	2,072,096,514	226,253,570	1,167,146,920	520,924,231	711,691,535	729,350,254
LIABILITIES
Payables:
Fund shares redeemed	473,714	-	-	-	-	-
Securities purchased	-	2,503,994	57,631,492	3,180,904	-	-
Due to custodian	-	-	-	-	1,296	-
Variation margin on futures contracts	-	-	-	-	-	7,148
Accrued advisory fees	170,636	30,102	127,838	70,869	72,927	76,406
Accrued service fees	56,963	-	-	-	-	-
Accrued support service expenses	31,226	3,480	15,667	7,229	12,239	12,552
Accrued custodian and portfolio accounting fees	18,844	26,701	111,023	55,566	42,006	43,250
Accrued shareholder report expenses	4,863	584	2,719	417	1,541	1,632
Accrued trustees’ fees and deferred compensation	57,830	4,894	24,292	8,223	17,595	18,406
Accrued other (1)	45,261	5,032	22,178	10,355	26,577	27,123
Total Liabilities	859,337	2,574,787	57,935,209	3,333,563	174,181	186,517
NET ASSETS	$2,071,237,177	$223,678,783	$1,109,211,711	$517,590,668	$711,517,354	$729,163,737
NET ASSETS CONSIST OF:
Paid-in capital	$16,667,853	$200,725,909	$903,712,207	$389,845,385	($198,627,130)	$129,559,814
Undistributed/accumulated earnings (deficit)	2,054,569,324	22,952,874	205,499,504	127,745,283	910,144,484	599,603,923
NET ASSETS	$2,071,237,177	$223,678,783	$1,109,211,711	$517,590,668	$711,517,354	$729,163,737
Class I Shares:
Net Assets	$2,070,330,734
Shares outstanding, $.001 par value (unlimited shares authorized)	90,007,996
Net Asset Value Per Share	$23.00
Class P Shares:
Net Assets	$906,443	$223,678,783	$1,109,211,711	$517,590,668	$711,517,354	$729,163,737
Shares outstanding, $.001 par value (unlimited shares authorized)	39,276	19,610,193	79,374,996	27,556,761	9,762,973	17,964,611
Net Asset Value Per Share	$23.08	$11.41	$13.97	$18.78	$72.88	$40.59

Investments, at cost (excluding derivatives)	$-	$221,513,532	$1,117,586,942	$479,421,771	$403,142,744	$547,785,823
Investments in affiliated mutual funds, at cost	1,413,737,952	-	-	-	-	-
Repurchase agreements, at cost	-	-	-	-	2,360,227	8,784,791

(1)	Accrued other for the PD Large-Cap Growth Index and PD Large-Cap Value Index Portfolios includes $13,024 and $12,751 of accrued audit fees, respectively.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2021 (Unaudited)

	PD Mid-Cap Index Portfolio	PD Small- Cap Growth Index Portfolio	PD Small- Cap Value Index Portfolio	PD Emerging Markets Index Portfolio	PD International Large-Cap Index Portfolio
ASSETS
Investments, at value (excluding derivatives)	$562,450,875	$140,271,543	$200,882,061	$286,250,884	$614,760,903
Repurchase agreements, at value	6,826,932	1,590,681	2,071,587	8,976,981	9,408,685
Cash	5,261	179,364	64,160	403,962	-
Cash (segregated for derivative investments)	429,000	97,000	106,400	575,262	628,712
Foreign currency held, at value	-	-	-	1,517,229	1,643,082
Receivables:
Dividends and interest	526,845	29,817	232,628	699,303	3,391,528
Fund shares sold	123,850	-	268,791	63,384	1,001,228
Securities sold	529,635	-	1,300	2,179	97
Variation margin on futures contracts	13,370	3,808	8,832	-	-
Prepaid expenses and other assets	2,612	320	289	1,428	5,568
Total Assets	570,908,380	142,172,533	203,636,048	298,490,612	630,839,803
LIABILITIES
Payables:
Securities purchased	554,895	179,799	671,714	6,636,896	20,581
Due to custodian	-	-	-	-	3,083
Variation margin on futures contracts	-	-	-	82,734	124,356
Accrued advisory fees	60,545	15,958	23,618	40,011	78,451
Accrued support service expenses	7,315	915	1,063	3,849	9,895
Accrued custodian and portfolio accounting fees	11,606	20,025	22,596	22,186	59,344
Accrued shareholder report expenses	1,340	20	113	438	1,359
Accrued trustees’ fees and deferred compensation	4,777	2,017	2,804	5,260	13,870
Accrued foreign capital gains tax	-	-	-	1,031,166	-
Accrued offering expenses	7,024	-	-	-	-
Accrued other (1)	25,622	2,377	1,848	19,956	46,133
Other liabilities	-	-	-	1,596	-
Total Liabilities	673,124	221,111	723,756	7,844,092	357,072
NET ASSETS	$570,235,256	$141,951,422	$202,912,292	$290,646,520	$630,482,731
NET ASSETS CONSIST OF:
Paid-in capital	$453,859,283	$42,077,886	$92,955,241	$175,805,794	$351,394,702
Undistributed/accumulated earnings (deficit)	116,375,973	99,873,536	109,957,051	114,840,726	279,088,029
NET ASSETS	$570,235,256	$141,951,422	$202,912,292	$290,646,520	$630,482,731
Shares outstanding, $.001 par value (unlimited shares authorized)	43,669,174	2,832,953	5,628,129	12,533,821	26,148,826
Net Asset Value Per Share	$13.06	$50.11	$36.05	$23.19	$24.11

Investments, at cost (excluding derivatives)	$465,259,436	$124,379,753	$187,275,410	$222,338,997	$512,353,599
Repurchase agreements, at cost	6,826,932	1,590,681	2,071,587	8,976,981	9,408,685
Foreign currency held, at cost	-	-	-	1,530,434	1,653,424

(1)	Accrued other for the PD International Large-Cap Index Portfolio includes $30,624 accrued licensing fees.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2021 (Unaudited)

	Core Income Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio	Intermediate Bond Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$304,683	$300,558	$-	$3,811
Interest, net of foreign taxes withheld	8,090,626	62,949,623	9,784,656	37,431,153	11,726,952	9,264,706
Total Investment Income	8,090,626	62,949,623	10,089,339	37,731,711	11,726,952	9,268,517

EXPENSES
Advisory fees	1,565,369	9,020,740	1,378,878	2,672,743	1,009,187	2,378,642
Service fees - Class I	45,258	470,180	247,043	337,794	294,677	-
Support services expenses	18,440	134,922	14,413	41,537	15,374	32,859
Custodian fees and expenses	5,017	202,255	7,302	6,967	56,261	19,121
Portfolio accounting fees	91,536	281,464	111,392	80,315	40,493	60,458
Shareholder report expenses	2,039	15,129	1,649	4,643	1,718	3,457
Legal and audit fees	10,134	75,079	8,445	22,713	8,429	15,433
Trustees’ fees	8,169	66,960	7,121	20,470	7,572	13,667
Interest expense	733	152,938	-	24	79,978	49
Offering expenses	-	-	-	-	-	12,078
Other	8,373	52,007	7,551	18,545	8,508	15,133
Total Expenses	1,755,068	10,471,674	1,783,794	3,205,751	1,522,197	2,550,897
Advisory Fee Waiver	-	-	(106,067)	-	-	-
Net Expenses	1,755,068	10,471,674	1,677,727	3,205,751	1,522,197	2,550,897
NET INVESTMENT INCOME (LOSS)	6,335,558	52,477,949	8,411,612	34,525,960	10,204,755	6,717,620

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	5,196,839	7,782,876	4,058,733	22,509,235	2,875,992	(6,103,491)
Foreign currency transactions	-	2,562,685	-	-	(264,036)	-
Forward foreign currency contract transactions	-	(3,096,751)	-	-	(1,244,595)	-
Futures contract transactions	-	(61,318,907)	-	-	4,513,172	-
Purchased option transactions	-	(4,116,887)	-	-	(8,169)	-
Written option transactions	-	8,345,656	-	-	116,045	-
Swap transactions	-	13,848,378	-	-	319,934	-
Net Realized Gain (Loss)	5,196,839	(35,992,950)	4,058,733	22,509,235	6,308,343	(6,103,491)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	(12,594,881)	(106,976,129)	(460,207)	(6,749,428)	(7,906,514)	(10,900,983)
Foreign currencies	-	(2,132,295)	-	-	(100,710)	-
Forward foreign currency contracts	-	9,811,971	-	-	3,466,212	-
Futures contracts	-	14,752,649	-	-	(1,433,879)	-
Purchased options	-	(2,060,736)	-	-	369,419	-
Written options	-	(385,363)	-	-	(234,514)	-
Swaps	-	(6,930,423)	-	-	(986,514)	-
Unfunded loan commitments	(281)	-	(16,395)	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	(12,595,162)	(93,920,326)	(476,602)	(6,749,428)	(6,826,500)	(10,900,983)
NET GAIN (LOSS)	(7,398,323)	(129,913,276)	3,582,131	15,759,807	(518,157)	(17,004,474)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,062,765)	($77,435,327)	$11,993,743	$50,285,767	$9,686,598	($10,286,854)

Foreign taxes withheld on dividends and interest	$-	$211,756	$-	$282	$-	$-
Change in deferred foreign capital gains tax	-	39,820	-	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2021 (Unaudited)

	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	Dividend Growth Portfolio	Equity Index Portfolio	Focused Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,004,551	$-	$-	$14,220,369	$28,959,292	$1,221,916
Interest, net of foreign taxes withheld	32,308,384	13,872,839	12,547,867	-	-	1,507
Total Investment Income	33,312,935	13,872,839	12,547,867	14,220,369	28,959,292	1,223,423

EXPENSES
Advisory fees	5,721,951	3,001,808	1,895,950	5,863,012	988,317	2,112,212
Service fees - Class I	879,555	515,364	83,824	549,810	3,314,525	299,447
Support services expenses	90,906	47,497	11,920	57,491	120,946	10,647
Custodian fees and expenses	91,438	22,038	67,935	11,108	21,378	2,159
Portfolio accounting fees	173,239	99,433	61,142	80,512	150,847	24,078
Shareholder report expenses	10,459	5,344	1,838	6,347	13,362	1,173
Legal and audit fees	51,655	25,834	21,385	30,967	67,607	6,020
Trustees’ fees	45,823	23,623	5,938	28,168	58,487	4,931
Interest expense	25,824	1,141	4,334	796	-	436
Other	38,127	19,687	7,665	25,164	50,750	5,464
Total Expenses	7,128,977	3,761,769	2,161,931	6,653,375	4,786,219	2,466,567
Advisory Fee Waiver	(214,573)	-	(48,304)	-	-	-
Net Expenses	6,914,404	3,761,769	2,113,627	6,653,375	4,786,219	2,466,567
NET INVESTMENT INCOME (LOSS)	26,398,531	10,111,070	10,434,240	7,566,994	24,173,073	(1,243,144)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	3,775,472	4,369,780	3,376,000	162,350,276	164,699,743	24,804,674
Foreign currency transactions	1,560,937	-	(84,349)	4,350	-	(6,106)
Forward foreign currency contract transactions	(12,041,612)	-	4,750,666	-	-	-
Futures contract transactions	(7,456,285)	2,015,197	-	-	6,907,414	-
Written option transactions	546,839	-	-	-	-	-
Swap transactions	3,601,390	-	207,579	-	-	-
Net Realized Gain (Loss)	(10,013,259)	6,384,977	8,249,896	162,354,626	171,607,157	24,798,568

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	(71,833,450)	(12,629,967)	(6,226,181)	40,747,316	363,984,916	77,184,280
Foreign currencies	(428,152)	(2)	(65,036)	(9,192)	-	(220)
Forward foreign currency contracts	15,078,486	-	(6,876,605)	-	-	-
Futures contracts	2,856,047	(598,875)	-	-	(975,023)	-
Purchased options	(13,919)	-	-	-	-	-
Short positions	258,357	-	-	-	-	-
Written options	69,919	-	-	-	-	-
Swaps	4,709,601	-	(502,605)	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	(49,303,111)	(13,228,844)	(13,670,427)	40,738,124	363,009,893	77,184,060
NET GAIN (LOSS)	(59,316,370)	(6,843,867)	(5,420,531)	203,092,750	534,617,050	101,982,628
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($32,917,839)	$3,267,203	$5,013,709	$210,659,744	$558,790,123	$100,739,484

Foreign taxes withheld on dividends and interest	$2	$-	$149,989	$164,596	$2,775	$29,251
Foreign capital gains tax withheld	-	-	383	-	-	-
Change in deferred foreign capital gains tax	-	-	(13,478)	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2021 (Unaudited)

	Growth Portfolio	Hedged Equity Portfolio (1)	Large-Cap Growth Portfolio	Large-Cap Value Portfolio	Main Street Core Portfolio	Mid-Cap Equity Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$4,462,791	$51,111	$3,283,003	$13,468,215	$9,685,679	$4,340,324
Interest, net of foreign taxes withheld	448	-	-	-	-	-
Total Investment Income	4,463,239	51,111	3,283,003	13,468,215	9,685,679	4,340,324

EXPENSES
Advisory fees	6,035,695	20,494	4,751,538	4,336,493	2,551,065	2,675,241
Service fees - Class I	847,689	6,797	418,911	410,420	652,745	443,636
Support services expenses	69,774	490	45,737	49,310	37,111	25,543
Custodian fees and expenses	13,149	2,006	10,022	7,675	7,108	5,546
Portfolio accounting fees	98,882	5,682	68,535	69,578	56,554	41,497
Shareholder report expenses	7,641	501	5,010	5,425	4,106	2,864
Legal and audit fees	37,963	664	25,008	26,407	20,373	14,946
Trustees’ fees	34,312	261	22,518	24,090	18,161	12,351
Interest expense	839	-	1,345	632	283	2,310
Offering expenses	-	2,653	-	-	-	-
Other	31,047	2,006	21,147	22,652	18,014	13,436
Total Expenses	7,176,991	41,554	5,369,771	4,952,682	3,365,520	3,237,370
Advisory Fee Waiver	-	-	(303,282)	-	-	-
Adviser Reimbursement	-	(10,680)	-	-	-	-
Net Expenses	7,176,991	30,874	5,066,489	4,952,682	3,365,520	3,237,370
NET INVESTMENT INCOME (LOSS)	(2,713,752)	20,237	(1,783,486)	8,515,533	6,320,159	1,102,954

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	247,048,212	12,632	278,948,094	244,507,060	145,948,089	178,044,491
Foreign currency transactions	1,717	-	2,312	6,614	6,350	-
Futures contract transactions	-	13,233	-	-	-	-
Purchased option transactions	-	(167,375)	-	-	-	-
Written option transactions	-	(251,147)	-	-	-	-
Net Realized Gain (Loss)	247,049,929	(392,657)	278,950,406	244,513,674	145,954,439	178,044,491

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	11,699,250	677,075	(134,037,090)	(10,696,346)	17,627,795	(78,921,838)
Foreign currencies	(868)	-	(296)	(14,539)	(599)	19
Futures contracts	-	556	-	-	-	-
Purchased options	-	(183)	-	-	-	-
Written options	-	2,989	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	11,698,382	680,437	(134,037,386)	(10,710,885)	17,627,196	(78,921,819)
NET GAIN (LOSS)	258,748,311	287,780	144,913,020	233,802,789	163,581,635	99,122,672
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$256,034,559	$308,017	$143,129,534	$242,318,322	$169,901,794	$100,225,626

Foreign taxes withheld on dividends and interest	$18,056	$77	$33,653	$12,850	$30,887	$8,384

(1)	Operations commenced on April 30, 2021.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2021 (Unaudited)

	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,963,276	$6,232,012	$2,871,874	$567,972	$4,290,365	$3,258,558
Interest, net of foreign taxes withheld	-	-	104	328	-	-
Total Investment Income	1,963,276	6,232,012	2,871,978	568,300	4,290,365	3,258,558

EXPENSES
Advisory fees	3,998,606	2,988,139	1,356,884	900,329	1,286,121	1,881,233
Service fees - Class I	480,724	128,681	108,916	209,621	671,603	246,936
Support services expenses	31,282	26,794	7,435	9,135	26,336	11,621
Custodian fees and expenses	7,480	5,727	19,042	4,972	11,606	3,972
Portfolio accounting fees	48,789	42,900	29,473	24,349	50,598	26,793
Shareholder report expenses	3,440	3,013	836	985	2,861	1,302
Legal and audit fees	17,609	15,416	5,278	4,938	16,955	6,819
Trustees’ fees	15,156	11,809	3,392	4,425	12,413	5,309
Interest expense	1,206	-	-	235	687	71
Licensing fee	-	-	6,632	-	36,000	-
Other	15,608	13,703	5,232	6,448	14,281	7,735
Total Expenses	4,619,900	3,236,182	1,543,120	1,165,437	2,129,461	2,191,791
Advisory Fee Waiver	(142,807)	-	(180,918)	-	-	-
Net Expenses	4,477,093	3,236,182	1,362,202	1,165,437	2,129,461	2,191,791
NET INVESTMENT INCOME (LOSS)	(2,513,817)	2,995,830	1,509,776	(597,137)	2,160,904	1,066,767

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	112,907,482	64,027,279	29,594,143	45,082,376	78,950,552	45,692,329
Foreign currency transactions	-	-	(6,053)	1,976	101	-
Futures contract transactions	-	-	(304,542)	-	326,419	-
Purchased option transactions	(2,955,445)	-	-	-	-	-
Written option transactions	821,455	-	-	-	-	-
Net Realized Gain (Loss)	110,773,492	64,027,279	29,283,548	45,084,352	79,277,072	45,692,329

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	24,256,047	90,939,657	11,970,303	(17,959,211)	52,060,568	42,992,670
Foreign currencies	-	108	(1,157)	(670)	(62)	-
Futures contracts	-	-	7,401	-	25,810	-
Purchased options	1,439,354	-	-	-	-	-
Written options	(518,067)	-	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	25,177,334	90,939,765	11,976,547	(17,959,881)	52,086,316	42,992,670
NET GAIN (LOSS)	135,950,826	154,967,044	41,260,095	27,124,471	131,363,388	88,684,999
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$133,437,009	$157,962,874	$42,769,871	$26,527,334	$133,524,292	$89,751,766

Foreign taxes withheld on dividends and interest	$-	$8,841	$11,808	$21,208	$8,941	$3,404

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2021 (Unaudited)

	Value Portfolio	Value Advantage Portfolio	Emerging Markets Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio	International Value Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$12,634,402	$11,176,533	$11,142,421	$25,386,912	$4,084,443	$22,234,970
Interest, net of foreign taxes withheld	-	-	-	350	-	-
Total Investment Income	12,634,402	11,176,533	11,142,421	25,387,262	4,084,443	22,234,970

EXPENSES
Advisory fees	3,590,541	3,523,297	6,244,984	6,448,169	1,176,556	4,096,866
Service fees - Class I	253,280	72,751	481,718	637,821	94,506	298,486
Support services expenses	25,991	34,267	48,374	50,990	8,528	41,788
Custodian fees and expenses	7,984	5,844	109,116	54,365	16,678	54,743
Portfolio accounting fees	45,742	51,238	142,587	106,799	45,955	98,320
Shareholder report expenses	3,028	3,808	5,291	5,686	941	4,510
Legal and audit fees	15,552	18,731	26,703	28,500	4,753	23,604
Trustees’ fees	12,544	15,127	23,520	24,818	4,168	20,011
Interest expense	1,062	-	962	723	1,602	4,745
Other	12,935	15,851	23,218	24,115	6,721	19,318
Total Expenses	3,968,659	3,740,914	7,106,473	7,381,986	1,360,408	4,662,391
Advisory Fee Waiver	(378,826)	-	-	(252,373)	-	-
Net Expenses	3,589,833	3,740,914	7,106,473	7,129,613	1,360,408	4,662,391
NET INVESTMENT INCOME (LOSS)	9,044,569	7,435,619	4,035,948	18,257,649	2,724,035	17,572,579

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	61,334,292	134,624,430	163,030,694	48,358,325	19,577,659	(5,642,994)
Foreign currency transactions	11,451	-	(344,732)	29,175	(28,040)	(77,845)
Forward foreign currency contract transactions	710,740	-	-	-	-	-
Futures contract transactions	-	-	-	-	-	(95,697)
Net Realized Gain (Loss)	62,056,483	134,624,430	162,685,962	48,387,500	19,549,619	(5,816,536)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	53,513,863	70,917,179	(84,504,818)	65,399,283	16,778,930	207,486,269
Foreign currencies	(7,458)	-	(56,337)	(366,024)	(71,821)	(314,654)
Forward foreign currency contracts	780,528	-	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	54,286,933	70,917,179	(84,561,155)	65,033,259	16,707,109	207,171,615
NET GAIN (LOSS)	116,343,416	205,541,609	78,124,807	113,420,759	36,256,728	201,355,079
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$125,387,985	$212,977,228	$82,160,755	$131,678,408	$38,980,763	$218,927,658

Foreign taxes withheld on dividends and interest	$252,030	$31,019	$1,284,736	$2,891,060	$493,383	$2,926,107
Foreign capital gains tax withheld	-	-	1,450,099	93,005	-	(17,611)
Change in deferred foreign capital gains tax	-	-	(1,973,227)	300,377	-	165,762

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2021 (Unaudited)

	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio	ESG Diversified Portfolio (1)	PSF DFA Balanced Allocation Portfolio	Pacific Dynamix - Conservative Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,689,534	$1,090,721	$534,326	$9,976	$2,703,008	$-
Interest, net of foreign taxes withheld	-	-	138	-	-	-
Total Investment Income	2,689,534	1,090,721	534,464	9,976	2,703,008	-

EXPENSES
Advisory fees	2,068,569	2,045,965	1,290,798	3,601	328,965	641,683
Distribution and/or service fees - Class D	-	-	-	-	411,078	-
Service fees - Class I	459,069	255,963	286,257	3,567	-	640,836
Support services expenses	13,742	15,010	8,744	95	9,787	19,785
Custodian fees and expenses	4,324	3,216	3,081	-	-	-
Portfolio accounting fees	30,415	30,059	25,088	7,186	22,491	22,683
Shareholder report expenses	1,532	1,706	934	29	1,079	2,199
Legal and audit fees	7,624	8,885	4,629	76	5,330	10,853
Trustees’ fees	6,754	7,358	4,242	29	4,287	8,801
Interest expense	12	3,000	49	-	-	-
Offering expenses	-	-	-	2,653	-	-
Other	7,913	9,412	5,378	134	8,268	11,538
Total Expenses	2,599,954	2,380,574	1,629,200	17,370	791,285	1,358,378
Advisory Fee Waiver	-	(220,203)	-	-	-	-
Adviser Reimbursement	-	-	-	(8,387)	-	(138,143)
Net Expenses	2,599,954	2,160,371	1,629,200	8,983	791,285	1,220,235
NET INVESTMENT INCOME (LOSS)	89,580	(1,069,650)	(1,094,736)	993	1,911,723	(1,220,235)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	29,172,351	17,355,565	30,528,678	1,972	12,363,542	-
Investment securities from affiliated mutual fund investments	-	-	-	-	-	36,477,794
Foreign currency transactions	3,943	-	(2,000)	-	-	-
Net Realized Gain (Loss)	29,176,294	17,355,565	30,526,678	1,972	12,363,542	36,477,794

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	4,803,840	75,303,595	1,918,177	199,874	11,222,637	-
Investment securities from affiliated mutual fund investments	-	-	-	16,679	-	(4,823,183)
Foreign currencies	(2,754)	-	73	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	4,801,086	75,303,595	1,918,250	216,553	11,222,637	(4,823,183)
NET GAIN (LOSS)	33,977,380	92,659,160	32,444,928	218,525	23,586,179	31,654,611
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,066,960	$91,589,510	$31,350,192	$219,518	$25,497,902	$30,434,376

Foreign taxes withheld on dividends and interest	$68,955	$-	$1,284	$-	$-	$-

(1)	Operations commenced on April 30, 2021.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2021 (Unaudited)

	Pacific Dynamix - Moderate Growth Portfolio	Pacific Dynamix - Growth Portfolio	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio
INVESTMENT INCOME
Total Investment Income	$-	$-	$-	$-	$-	$-

EXPENSES
Advisory fees	2,790,013	1,402,597	804,629	1,157,918	4,872,005	4,340,514
Service fees - Class I	2,787,596	1,397,382	1,609,081	2,315,539	9,742,533	8,678,838
Support services expenses	84,598	40,950	50,704	71,774	300,334	265,094
Portfolio accounting fees	22,884	22,690	26,280	28,498	28,769	28,161
Shareholder report expenses	9,404	4,458	5,688	8,071	33,596	29,535
Legal and audit fees	46,853	22,042	27,816	40,191	167,883	148,209
Trustees’ fees	37,433	17,732	22,833	32,159	134,048	117,687
Other	29,927	16,887	20,423	26,622	92,702	81,730
Total Expenses	5,808,708	2,924,738	2,567,454	3,680,772	15,371,870	13,689,768
Adviser Reimbursement	(534,332)	(306,613)	-	-	-	-
Net Expenses	5,274,376	2,618,125	2,567,454	3,680,772	15,371,870	13,689,768
NET INVESTMENT INCOME (LOSS)	(5,274,376)	(2,618,125)	(2,567,454)	(3,680,772)	(15,371,870)	(13,689,768)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment securities from affiliated mutual fund investments	172,193,037	76,621,570	63,836,525	125,302,788	590,561,478	564,073,876
Net Realized Gain (Loss)	172,193,037	76,621,570	63,836,525	125,302,788	590,561,478	564,073,876

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities from affiliated mutual fund investments	42,828,342	62,955,923	(37,809,708)	(19,086,619)	38,497,397	227,567,876
Change in Net Unrealized Appreciation (Depreciation)	42,828,342	62,955,923	(37,809,708)	(19,086,619)	38,497,397	227,567,876
NET GAIN (LOSS)	215,021,379	139,577,493	26,026,817	106,216,169	629,058,875	791,641,752
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$209,747,003	$136,959,368	$23,459,363	$102,535,397	$613,687,005	$777,951,984

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2021 (Unaudited)

	Portfolio Optimization Aggressive- Growth Portfolio	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$-	$-	$2,888,083	$7,722,994
Interest, net of foreign taxes withheld	-	1,525,642	9,264,293	13,400,218	-	-
Total Investment Income	-	1,525,642	9,264,293	13,400,218	2,888,083	7,722,994

EXPENSES
Advisory fees	1,005,011	180,396	733,504	409,008	473,880	480,814
Service fees - Class I	2,009,234	-	-	-	-	-
Support services expenses	60,895	6,761	30,728	14,183	25,108	25,104
Custodian fees and expenses	-	1,482	30,085	3,514	7,799	8,848
Portfolio accounting fees	27,676	39,401	145,142	82,189	46,783	47,978
Shareholder report expenses	6,773	755	3,430	1,579	2,793	2,841
Legal and audit fees	34,111	3,822	16,937	7,726	13,930	14,069
Trustees’ fees	26,931	2,999	13,646	6,262	11,203	11,155
Interest expense	-	-	118	57	-	-
Licensing fee	-	-	-	-	35,836	35,829
Other	23,299	2,545	9,357	4,508	10,435	10,341
Total Expenses	3,193,930	238,161	982,947	529,026	627,767	636,979
NET INVESTMENT INCOME (LOSS)	(3,193,930)	1,287,481	8,281,346	12,871,192	2,260,316	7,086,015

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	-	940,671	1,286,513	1,897,401	169,374,768	80,223,718
Investment securities from affiliated mutual fund investments	128,467,155	-	-	-	-	-
Futures contract transactions	-	-	-	-	846,268	1,196,535
Net Realized Gain (Loss)	128,467,155	940,671	1,286,513	1,897,401	170,221,036	81,420,253

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	-	(1,995,937)	(24,595,215)	3,257,767	(92,214,278)	33,686,852
Investment securities from affiliated mutual fund investments	92,225,470	-	-	-	-	-
Futures contracts	-	-	-	-	(148,838)	(140,059)
Change in Net Unrealized Appreciation (Depreciation)	92,225,470	(1,995,937)	(24,595,215)	3,257,767	(92,363,116)	33,546,793
NET GAIN (LOSS)	220,692,625	(1,055,266)	(23,308,702)	5,155,168	77,857,920	114,967,046
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$217,498,695	$232,215	($15,027,356)	$18,026,360	$80,118,236	$122,053,061

Foreign taxes withheld on dividends and interest	$-	$-	$-	$-	$-	$322

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2021 (Unaudited)

	PD Mid-Cap Index Portfolio	PD Small-Cap Growth Index Portfolio	PD Small-Cap Value Index Portfolio	PD Emerging Markets Index Portfolio	PD International Large-Cap Index Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$3,229,919	$217,208	$1,041,164	$3,023,990	$10,598,906
Total Investment Income	3,229,919	217,208	1,041,164	3,023,990	10,598,906

EXPENSES
Advisory fees	323,017	69,678	93,629	528,372	641,704
Support services expenses	12,845	1,955	2,126	7,659	19,056
Custodian fees and expenses	7,257	7,095	8,629	64,242	38,021
Portfolio accounting fees	24,051	20,222	22,357	38,723	53,328
Shareholder report expenses	1,345	223	248	842	2,090
Legal and audit fees	6,203	1,153	1,487	4,593	10,917
Trustees’ fees	5,236	845	892	3,342	8,379
Interest expense	-	15	20	1,293	2,494
Offering expenses	8,762	-	-	-	-
Licensing fee	23,688	3,789	4,671	13,943	30,624
Other	5,317	1,236	1,277	3,532	7,884
Total Expenses	417,721	106,211	135,336	666,541	814,497
Advisory Fee Waiver	-	-	-	(108,996)	(62,044)
Net Expenses	417,721	106,211	135,336	557,545	752,453
NET INVESTMENT INCOME (LOSS)	2,812,198	110,997	905,828	2,466,445	9,846,453

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	12,944,127	7,952,241	11,465,309	22,589,224	65,185,383
Foreign currency transactions	-	-	-	(21,836)	78,379
Futures contract transactions	859,698	12,082	277,601	321,683	445,282
Net Realized Gain (Loss)	13,803,825	7,964,323	11,742,910	22,889,071	65,709,044

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	55,025,388	(1,788,121)	1,455,576	(837,795)	(10,767,271)
Foreign currencies	-	-	-	(47,658)	(125,680)
Futures contracts	(113,085)	(18,013)	(22,525)	961	(157,557)
Change in Net Unrealized Appreciation (Depreciation)	54,912,303	(1,806,134)	1,433,051	(884,492)	(11,050,508)
NET GAIN (LOSS)	68,716,128	6,158,189	13,175,961	22,004,579	54,658,536
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,528,326	$6,269,186	$14,081,789	$24,471,024	$64,504,989

Foreign taxes withheld on dividends and interest	$374	$470	$1,757	$385,704	$1,030,055
Foreign capital gains tax withheld	-	-	-	55,677	-
Change in deferred foreign capital gains tax	-	-	-	193,291	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020
	Core Income Portfolio		Diversified Bond Portfolio		Floating Rate Income Portfolio
OPERATIONS
Net investment income (loss)	$6,335,558	$12,809,165	$52,477,949	$118,378,999	$8,411,612	$19,743,210
Net realized gain (loss)	5,196,839	26,804,021	(35,992,950)	141,448,195	4,058,733	(29,400,499)
Change in net unrealized appreciation (depreciation)	(12,595,162)	2,674,410	(93,920,326)	123,343,553	(476,602)	7,685,454
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,062,765)	42,287,596	(77,435,327)	383,170,747	11,993,743	(1,971,835)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	5,107,400	39,748,389	56,913,153	103,587,408	28,650,773	34,453,791
Class P	57,462,925	145,697,081	449,621,638	379,176,009	1,018,616	24,970,957
Cost of shares repurchased
Class I	(5,895,338)	(26,359,390)	(33,699,861)	(239,479,459)	(9,017,666)	(57,643,314)
Class P	(8,084,377)	(145,506,412)	(70,016,293)	(598,506,161)	(113,178,551)	(167,914,893)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	48,590,610	13,579,668	402,818,637	(355,222,203)	(92,526,828)	(166,133,459)
NET INCREASE (DECREASE) IN NET ASSETS	47,527,845	55,867,264	325,383,310	27,948,544	(80,533,085)	(168,105,294)
NET ASSETS
Beginning of Year or Period	609,738,644	553,871,380	4,448,227,198	4,420,278,654	476,174,119	644,279,413
End of Year or Period	$657,266,489	$609,738,644	$4,773,610,508	$4,448,227,198	$395,641,034	$476,174,119

	High Yield Bond Portfolio		Inflation Managed Portfolio		Intermediate Bond Portfolio (2)
OPERATIONS
Net investment income (loss)	$34,525,960	$70,074,828	$10,204,755	$4,855,396	$6,717,620	$1,137,925
Net realized gain (loss)	22,509,235	(14,187,579)	6,308,343	(1,781,258)	(6,103,491)	3,024,006
Change in net unrealized appreciation (depreciation)	(6,749,428)	51,054,327	(6,826,500)	46,667,441	(10,900,983)	12,689,020
Net Increase (Decrease) in Net Assets Resulting from Operations	50,285,767	106,941,576	9,686,598	49,741,579	(10,286,854)	16,850,951
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	32,268,818	99,218,031	23,960,052	25,102,485
Class P	13,417,930	179,808,898	12,919,081	64,235,567	233,404,559	1,087,830,329
Cost of shares repurchased
Class I	(36,570,419)	(97,694,949)	(16,552,612)	(41,454,010)
Class P	(82,383,554)	(100,888,933)	(7,615,535)	(35,251,530)	(13,685,947)	(14,027,702)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(73,267,225)	80,443,047	12,710,986	12,632,512	219,718,612	1,073,802,627
NET INCREASE (DECREASE) IN NET ASSETS	(22,981,458)	187,384,623	22,397,584	62,374,091	209,431,758	1,090,653,578
NET ASSETS
Beginning of Year or Period	1,371,147,851	1,183,763,228	499,179,819	436,805,728	1,090,653,578	-
End of Year or Period	$1,348,166,393	$1,371,147,851	$521,577,403	$499,179,819	$1,300,085,336	$1,090,653,578

(1)	Unaudited.
(2)	Operations commenced on October 23, 2020.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020
	Managed Bond Portfolio		Short Duration Bond Portfolio		Emerging Markets Debt Portfolio
OPERATIONS
Net investment income (loss)	$26,398,531	$71,965,098	$10,111,070	$27,467,465	$10,434,240	$36,715,435
Net realized gain (loss)	(10,013,259)	116,672,215	6,384,977	12,129,865	8,249,896	(24,078,274)
Change in net unrealized appreciation (depreciation)	(49,303,111)	60,479,930	(13,228,844)	21,360,257	(13,670,427)	17,615,639
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,917,839)	249,117,243	3,267,203	60,957,587	5,013,709	30,252,800
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	54,451,509	105,713,578	47,599,289	124,778,639	8,742,663	36,920,162
Class P	7,519,102	464,619,554	33,163,177	314,681,237	214,653,891	189,839,270
Cost of shares repurchased
Class I	(49,317,446)	(104,945,391)	(35,925,339)	(94,940,306)	(2,479,764)	(14,498,241)
Class P	(128,027,468)	(1,090,476,501)	(112,167,284)	(161,304,428)	(17,677,547)	(639,556,077)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(115,374,303)	(625,088,760)	(67,330,157)	183,215,142	203,239,243	(427,294,886)
NET INCREASE (DECREASE) IN NET ASSETS	(148,292,142)	(375,971,517)	(64,062,954)	244,172,729	208,252,952	(397,042,086)
NET ASSETS
Beginning of Year or Period	2,995,358,400	3,371,329,917	1,547,365,450	1,303,192,721	374,136,490	771,178,576
End of Year or Period	$2,847,066,258	$2,995,358,400	$1,483,302,496	$1,547,365,450	$582,389,442	$374,136,490

	Dividend Growth Portfolio		Equity Index Portfolio		Focused Growth Portfolio
OPERATIONS
Net investment income (loss)	$7,566,994	$17,423,215	$24,173,073	$54,852,488	($1,243,144)	($1,074,462)
Net realized gain (loss)	162,354,626	90,749,875	171,607,157	198,528,934	24,798,568	30,518,271
Change in net unrealized appreciation (depreciation)	40,738,124	238,044,335	363,009,893	380,468,759	77,184,060	51,433,112
Net Increase (Decrease) in Net Assets Resulting from Operations	210,659,744	346,217,425	558,790,123	633,850,181	100,739,484	80,876,921
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	13,709,946	28,101,862	102,793,656	295,674,756	18,150,777	31,536,641
Class P	870,724	339,206,279	5,763,932	81,459,238	498,735,562	-
Cost of shares repurchased
Class I	(17,643,184)	(49,462,306)	(116,857,519)	(322,088,745)	(18,997,045)	(57,551,865)
Class P	(297,764,722)	(218,718,613)	(305,352,361)	(171,969,677)	(38,567,610)	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(300,827,236)	99,127,222	(313,652,292)	(116,924,428)	459,321,684	(26,015,224)
NET INCREASE (DECREASE) IN NET ASSETS	(90,167,492)	445,344,647	245,137,831	516,925,753	560,061,168	54,861,697
NET ASSETS
Beginning of Year or Period	1,883,044,987	1,437,700,340	3,907,628,491	3,390,702,738	291,331,839	236,470,142
End of Year or Period	$1,792,877,495	$1,883,044,987	$4,152,766,322	$3,907,628,491	$851,393,007	$291,331,839

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020
	Growth Portfolio		Hedged Equity Portfolio (2)		Large-Cap Growth Portfolio
OPERATIONS
Net investment income (loss)	($2,713,752)	($3,091,230)	$20,237		($1,783,486)	($3,451,371)
Net realized gain (loss)	247,049,929	419,283,082	(392,657)		278,950,406	205,335,694
Change in net unrealized appreciation (depreciation)	11,698,382	246,466,056	680,437		(134,037,386)	286,982,075
Net Increase (Decrease) in Net Assets Resulting from Operations	256,034,559	662,657,908	308,017		143,129,534	488,866,398
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	23,765,322	76,357,037	25,817,641		24,622,204	66,711,222
Class P	3,948,745	213,694,195	105,477		2,217,658	75,304,342
Cost of shares repurchased
Class I	(41,419,809)	(160,416,172)	(2,891)		(56,959,735)	(66,799,078)
Class P	(370,773,105)	(416,379,916)	(1,185)		(417,352,339)	(377,942,239)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(384,478,847)	(286,744,856)	25,919,042		(447,472,212)	(302,725,753)
NET INCREASE (DECREASE) IN NET ASSETS	(128,444,288)	375,913,052	26,227,059		(304,342,678)	186,140,645
NET ASSETS
Beginning of Year or Period	2,329,467,474	1,953,554,422	-		1,553,386,724	1,367,246,079
End of Year or Period	$2,201,023,186	$2,329,467,474	$26,227,059		$1,249,044,046	$1,553,386,724

	Large-Cap Value Portfolio		Main Street Core Portfolio		Mid-Cap Equity Portfolio
OPERATIONS
Net investment income (loss)	$8,515,533	$22,247,796	$6,320,159	$11,799,469	$1,102,954	$4,420,159
Net realized gain (loss)	244,513,674	107,340,635	145,954,439	60,163,619	178,044,491	(52,444,804)
Change in net unrealized appreciation (depreciation)	(10,710,885)	98,761,299	17,627,196	120,398,471	(78,921,819)	140,198,373
Net Increase (Decrease) in Net Assets Resulting from Operations	242,318,322	228,349,730	169,901,794	192,361,559	100,225,626	92,173,728
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	22,255,199	26,516,697	2,136,711	5,542,357	17,376,477	18,923,100
Class P	1,813,728	337,756,745	718,921	117,715,933	734,591	7,227,348
Cost of shares repurchased
Class I	(23,529,218)	(46,622,412)	(41,484,162)	(82,250,557)	(41,258,209)	(55,248,891)
Class P	(511,328,004)	(163,505,107)	(244,483,502)	(116,224,392)	(79,348,778)	(311,198,706)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(510,788,295)	154,145,923	(283,112,032)	(75,216,659)	(102,495,919)	(340,297,149)
NET INCREASE (DECREASE) IN NET ASSETS	(268,469,973)	382,495,653	(113,210,238)	117,144,900	(2,270,293)	(248,123,421)
NET ASSETS
Beginning of Year or Period	1,593,258,021	1,210,762,368	1,203,836,162	1,086,691,262	819,245,480	1,067,368,901
End of Year or Period	$1,324,788,048	$1,593,258,021	$1,090,625,924	$1,203,836,162	$816,975,187	$819,245,480

(1)	Unaudited.
(2)	Operations commenced on April 30, 2021.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020
	Mid-Cap Growth Portfolio		Mid-Cap Value Portfolio		Small-Cap Equity Portfolio
OPERATIONS
Net investment income (loss)	($2,513,817)	($2,020,759)	$2,995,830	$9,720,032	$1,509,776	$2,497,886
Net realized gain (loss)	110,773,492	156,169,600	64,027,279	(9,632,102)	29,283,548	(17,507,028)
Change in net unrealized appreciation (depreciation)	25,177,334	207,937,507	90,939,765	8,670,204	11,976,547	3,086,420
Net Increase (Decrease) in Net Assets Resulting from Operations	133,437,009	362,086,348	157,962,874	8,758,134	42,769,871	(11,922,722)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	28,244,059	60,029,773	24,435,955	10,458,070	21,537,140	8,697,950
Class P	240,252,433	16,217,428	1,259,950	38,578,402	251,937,637	2,124,858
Cost of shares repurchased
Class I	(56,759,758)	(115,959,600)	(11,320,649)	(25,130,716)	(7,576,054)	(11,329,025)
Class P	(76,665,133)	(263,838,495)	(161,296,229)	(222,279,123)	(17,775,043)	(50,046,254)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	135,071,601	(303,550,894)	(146,920,973)	(198,373,367)	248,123,680	(50,552,471)
NET INCREASE (DECREASE) IN NET ASSETS	268,508,610	58,535,454	11,041,901	(189,615,233)	290,893,551	(62,475,193)
NET ASSETS
Beginning of Year or Period	1,012,510,893	953,975,439	840,014,479	1,029,629,712	191,292,757	253,767,950
End of Year or Period	$1,281,019,503	$1,012,510,893	$851,056,380	$840,014,479	$482,186,308	$191,292,757

	Small-Cap Growth Portfolio		Small-Cap Index Portfolio		Small-Cap Value Portfolio
OPERATIONS
Net investment income (loss)	($597,137)	($688,751)	$2,160,904	$5,852,588	$1,066,767	$2,393,699
Net realized gain (loss)	45,084,352	80,301,707	79,277,072	36,747,716	45,692,329	(37,405,234)
Change in net unrealized appreciation (depreciation)	(17,959,881)	51,737,840	52,086,316	105,672,672	42,992,670	22,277,914
Net Increase (Decrease) in Net Assets Resulting from Operations	26,527,334	131,350,796	133,524,292	148,272,976	89,751,766	(12,733,621)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	9,394,708	13,744,643	63,930,735	37,388,210	33,351,646	17,829,990
Class P	37,162	38,057,618	6,598,108	35,111,168	246,571,141	1,751,323
Cost of shares repurchased
Class I	(18,929,587)	(35,627,942)	(90,619,210)	(79,498,899)	(24,431,153)	(29,333,886)
Class P	(19,657,999)	(36,504,470)	(34,887,620)	(53,920,902)	(26,209,570)	(47,638,936)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(29,155,716)	(20,330,151)	(54,977,987)	(60,920,423)	229,282,064	(57,391,509)
NET INCREASE (DECREASE) IN NET ASSETS	(2,628,382)	111,020,645	78,546,305	87,352,553	319,033,830	(70,125,130)
NET ASSETS
Beginning of Year or Period	308,123,782	197,103,137	796,636,761	709,284,208	308,400,716	378,525,846
End of Year or Period	$305,495,400	$308,123,782	$875,183,066	$796,636,761	$627,434,546	$308,400,716

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020
	Value Portfolio		Value Advantage Portfolio		Emerging Markets Portfolio
OPERATIONS
Net investment income (loss)	$9,044,569	$16,591,694	$7,435,619	$17,806,313	$4,035,948	$5,258,507
Net realized gain (loss)	62,056,483	(56,231,638)	134,624,430	10,593,128	162,685,962	74,149,359
Change in net unrealized appreciation (depreciation)	54,286,933	(84,643,220)	70,917,179	42,172,359	(84,561,155)	187,670,181
Net Increase (Decrease) in Net Assets Resulting from Operations	125,387,985	(124,283,164)	212,977,228	70,571,800	82,160,755	267,078,047
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	4,131,002	18,391,998	29,145,779	14,551,716	20,948,977	21,894,927
Class P	333,461,478	8,640,783	1,065,547	204,390,205	12,662,828	86,595,131
Cost of shares repurchased
Class I	(19,896,058)	(29,346,389)	(6,728,586)	(7,920,005)	(26,975,211)	(66,415,476)
Class P	(64,201,511)	(160,164,782)	(278,586,923)	(132,523,519)	(107,891,621)	(184,525,106)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	253,494,911	(162,478,390)	(255,104,183)	78,498,397	(101,255,027)	(142,450,524)
NET INCREASE (DECREASE) IN NET ASSETS	378,882,896	(286,761,554)	(42,126,955)	149,070,197	(19,094,272)	124,627,523
NET ASSETS
Beginning of Year or Period	789,590,405	1,076,351,959	1,086,192,607	937,122,410	1,582,293,776	1,457,666,253
End of Year or Period	$1,168,473,301	$789,590,405	$1,044,065,652	$1,086,192,607	$1,563,199,504	$1,582,293,776

	International Large-Cap Portfolio		International Small-Cap Portfolio		International Value Portfolio
OPERATIONS
Net investment income (loss)	$18,257,649	$12,421,828	$2,724,035	$3,684,743	$17,572,579	$18,840,776
Net realized gain (loss)	48,387,500	20,133,459	19,549,619	(3,195,003)	(5,816,536)	(83,232,353)
Change in net unrealized appreciation (depreciation)	65,033,259	87,188,614	16,707,109	31,262,634	207,171,615	67,102,209
Net Increase (Decrease) in Net Assets Resulting from Operations	131,678,408	119,743,901	38,980,763	31,752,374	218,927,658	2,710,632
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	20,168,687	33,734,921	5,315,061	8,286,194	12,638,861	25,558,174
Class P	11,169,310	144,717,215	153,123	22,346,437	1,317,185	390,278,902
Cost of shares repurchased
Class I	(31,979,214)	(61,955,081)	(11,222,805)	(21,624,333)	(21,210,756)	(25,832,182)
Class P	(104,701,499)	(233,028,109)	(33,745,261)	(40,933,056)	(383,678,064)	(585,489,621)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(105,342,716)	(116,531,054)	(39,499,882)	(31,924,758)	(390,932,774)	(195,484,727)
NET INCREASE (DECREASE) IN NET ASSETS	26,335,692	3,212,847	(519,119)	(172,384)	(172,005,116)	(192,774,095)
NET ASSETS
Beginning of Year or Period	1,682,919,076	1,679,706,229	276,060,310	276,232,694	1,337,417,733	1,530,191,828
End of Year or Period	$1,709,254,768	$1,682,919,076	$275,541,191	$276,060,310	$1,165,412,617	$1,337,417,733

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020
	Health Sciences Portfolio		Real Estate Portfolio		Technology Portfolio
OPERATIONS
Net investment income (loss)	$89,580	($109,539)	($1,069,650)	$18,353,749	($1,094,736)	($1,793,175)
Net realized gain (loss)	29,176,294	45,986,763	17,355,565	(14,936,993)	30,526,678	32,515,953
Change in net unrealized appreciation (depreciation)	4,801,086	24,668,746	75,303,595	(67,313,408)	1,918,250	59,675,854
Net Increase (Decrease) in Net Assets Resulting from Operations	34,066,960	70,545,970	91,589,510	(63,896,652)	31,350,192	90,398,632
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	16,739,262	30,029,970	6,693,227	18,895,708	21,234,808	62,086,313
Class P	238,864	462,638	29,726	2,590,540	325,601	445,897
Cost of shares repurchased
Class I	(23,492,982)	(66,799,037)	(21,530,109)	(48,525,451)	(36,048,567)	(54,608,966)
Class P	(31,513)	(11,231)	(49,224,452)	(117,427,791)	(49,639)	(36,239)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,546,369)	(36,317,660)	(64,031,608)	(144,466,994)	(14,537,797)	7,887,005
NET INCREASE (DECREASE) IN NET ASSETS	27,520,591	34,228,310	27,557,902	(208,363,646)	16,812,395	98,285,637
NET ASSETS
Beginning of Year or Period	455,074,955	420,846,645	478,322,200	686,685,846	287,611,882	189,326,245
End of Year or Period	$482,595,546	$455,074,955	$505,880,102	$478,322,200	$304,424,277	$287,611,882

	ESG Diversified Portfolio (2)		PSF DFA Balanced Allocation Portfolio		Pacific Dynamix - Conservative Growth Portfolio
OPERATIONS
Net investment income (loss)	$993		$1,911,723	$3,744,250	($1,220,235)	($2,180,237)
Net realized gain (loss)	1,972		12,363,542	3,106,676	36,477,794	48,496,699
Change in net unrealized appreciation (depreciation)	216,553		11,222,637	26,739,764	(4,823,183)	23,670,280
Net Increase (Decrease) in Net Assets Resulting from Operations	219,518		25,497,902	33,590,690	30,434,376	69,986,742
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class D			27,948,188	48,391,839
Class I	12,186,701				22,464,857	61,651,908
Class P	100,000		138,605	81,119	888,339	542,116
Cost of shares repurchased
Class D			(4,204,478)	(14,780,524)
Class I	(622)				(46,551,015)	(60,765,964)
Class P	-		(12,277)	(15,085)	(160,858)	(98,338)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	12,286,079		23,870,038	33,677,349	(23,358,677)	1,329,722
NET INCREASE (DECREASE) IN NET ASSETS	12,505,597		49,367,940	67,268,039	7,075,699	71,316,464
NET ASSETS
Beginning of Year or Period	-		310,379,782	243,111,743	644,874,434	573,557,970
End of Year or Period	$12,505,597		$359,747,722	$310,379,782	$651,950,133	$644,874,434

(1)	Unaudited.
(2)	Operations commenced on April 30, 2021.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020
	Pacific Dynamix - Moderate Growth Portfolio		Pacific Dynamix - Growth Portfolio		Portfolio Optimization Conservative Portfolio
OPERATIONS
Net investment income (loss)	($5,274,376)	($9,237,491)	($2,618,125)	($3,662,940)	($2,567,454)	($5,170,514)
Net realized gain (loss)	172,193,037	293,512,537	76,621,570	82,300,629	63,836,525	62,331,883
Change in net unrealized appreciation (depreciation)	42,828,342	62,860,134	62,955,923	103,184,618	(37,809,708)	78,067,633
Net Increase (Decrease) in Net Assets Resulting from Operations	209,747,003	347,135,180	136,959,368	181,822,307	23,459,363	135,229,002
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	39,544,421	58,549,421	168,972,437	257,102,969	42,973,088	275,376,301
Class P	4,747,168	1,132,504	5,637,117	2,954,124	1,174	7,091
Cost of shares repurchased
Class I	(77,679,554)	(206,483,310)	(17,708,858)	(39,211,317)	(174,416,832)	(281,402,113)
Class P	(382,576)	(255,166)	(1,580,770)	(645,804)	(887)	(592)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(33,770,541)	(147,056,551)	155,319,926	220,199,972	(131,443,457)	(6,019,313)
NET INCREASE (DECREASE) IN NET ASSETS	175,976,462	200,078,629	292,279,294	402,022,279	(107,984,094)	129,209,689
NET ASSETS
Beginning of Year or Period	2,735,567,379	2,535,488,750	1,270,367,604	868,345,325	1,677,343,676	1,548,133,987
End of Year or Period	$2,911,543,841	$2,735,567,379	$1,562,646,898	$1,270,367,604	$1,569,359,582	$1,677,343,676

	Portfolio Optimization Moderate- Conservative Portfolio		Portfolio Optimization Moderate Portfolio		Portfolio Optimization Growth Portfolio
OPERATIONS
Net investment income (loss)	($3,680,772)	($7,298,679)	($15,371,870)	($29,607,814)	($13,689,768)	($25,242,067)
Net realized gain (loss)	125,302,788	118,153,590	590,561,478	535,864,048	564,073,876	459,136,533
Change in net unrealized appreciation (depreciation)	(19,086,619)	103,855,426	38,497,397	528,219,083	227,567,876	519,464,110
Net Increase (Decrease) in Net Assets Resulting from Operations	102,535,397	214,710,337	613,687,005	1,034,475,317	777,951,984	953,358,576
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	6,962,246	16,081,054	19,192,075	41,964,856	6,242,152	30,592,002
Class P	4,688	14,789	155,361	251,781	227,919	908,907
Cost of shares repurchased
Class I	(152,888,795)	(303,622,695)	(619,798,577)	(1,236,254,190)	(523,841,870)	(1,017,191,453)
Class P	(1,811)	(71)	(9,860)	(5,385)	(59,695)	(17,012)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(145,923,672)	(287,526,923)	(600,461,001)	(1,194,042,938)	(517,431,494)	(985,707,556)
NET INCREASE (DECREASE) IN NET ASSETS	(43,388,275)	(72,816,586)	13,226,004	(159,567,621)	260,520,490	(32,348,980)
NET ASSETS
Beginning of Year or Period	2,366,670,713	2,439,487,299	9,841,116,233	10,000,683,854	8,620,167,469	8,652,516,449
End of Year or Period	$2,323,282,438	$2,366,670,713	$9,854,342,237	$9,841,116,233	$8,880,687,959	$8,620,167,469

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020
	Portfolio Optimization Aggressive-Growth Portfolio		PD 1-3 Year Corporate Bond Portfolio		PD Aggregate Bond Index Portfolio
OPERATIONS
Net investment income (loss)	($3,193,930)	($5,741,628)	$1,287,481	$4,109,200	$8,281,346	$18,093,275
Net realized gain (loss)	128,467,155	91,756,259	940,671	(2,720,760)	1,286,513	5,764,912
Change in net unrealized appreciation (depreciation)	92,225,470	126,100,212	(1,995,937)	662,515	(24,595,215)	31,777,691
Net Increase (Decrease) in Net Assets Resulting from Operations	217,498,695	212,114,843	232,215	2,050,955	(15,027,356)	55,635,878
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	20,594,516	18,651,116
Class P	295,035	426,288	11,047,142	45,714,963	133,051,687	232,825,608
Cost of shares repurchased
Class I	(129,841,936)	(244,458,415)
Class P	(51,051)	(134,990)	(6,896,977)	(68,840,530)	(3,927,692)	(190,751,807)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(109,003,436)	(225,516,001)	4,150,165	(23,125,567)	129,123,995	42,073,801
NET INCREASE (DECREASE) IN NET ASSETS	108,495,259	(13,401,158)	4,382,380	(21,074,612)	114,096,639	97,709,679
NET ASSETS
Beginning of Year or Period	1,962,741,918	1,976,143,076	219,296,403	240,371,015	995,115,072	897,405,393
End of Year or Period	$2,071,237,177	$1,962,741,918	$223,678,783	$219,296,403	$1,109,211,711	$995,115,072

	PD High Yield Bond Market Portfolio		PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio
OPERATIONS
Net investment income (loss)	$12,871,192	$22,767,456	$2,260,316	$6,922,409	$7,086,015	$19,804,271
Net realized gain (loss)	1,897,401	(9,465,924)	170,221,036	214,386,028	81,420,253	38,568,837
Change in net unrealized appreciation (depreciation)	3,257,767	21,793,609	(92,363,116)	71,768,810	33,546,793	6,957,959
Net Increase (Decrease) in Net Assets Resulting from Operations	18,026,360	35,095,141	80,118,236	293,077,247	122,053,061	65,331,067
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	48,692,126	61,392,576	32,138,774	81,959,954	22,763,061	169,031,765
Cost of shares repurchased - Class P	(4,078,354)	(6,306,957)	(232,815,075)	(331,098,820)	(204,614,860)	(247,121,890)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	44,613,772	55,085,619	(200,676,301)	(249,138,866)	(181,851,799)	(78,090,125)
NET INCREASE (DECREASE) IN NET ASSETS	62,640,132	90,180,760	(120,558,065)	43,938,381	(59,798,738)	(12,759,058)
NET ASSETS
Beginning of Year or Period	454,950,536	364,769,776	832,075,419	788,137,038	788,962,475	801,721,533
End of Year or Period	$517,590,668	$454,950,536	$711,517,354	$832,075,419	$729,163,737	$788,962,475

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020	Period Ended June 30, 2021 (1)	Year Ended December 31, 2020
	PD Mid-Cap Index Portfolio (2)		PD Small-Cap Growth Index Portfolio		PD Small-Cap Value Index Portfolio
OPERATIONS
Net investment income (loss)	$2,812,198	$1,499,586	$110,997	$240,675	$905,828	$1,142,063
Net realized gain (loss)	13,803,825	1,102,752	7,964,323	11,898,590	11,742,910	(4,823,904)
Change in net unrealized appreciation (depreciation)	54,912,303	42,245,309	(1,806,134)	9,026,094	1,433,051	10,064,231
Net Increase (Decrease) in Net Assets Resulting from Operations	71,528,326	44,847,647	6,269,186	21,165,359	14,081,789	6,382,390
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	112,824,166	362,021,465	86,239,468	9,527,529	147,975,894	16,662,912
Cost of shares repurchased - Class P	(16,093,105)	(4,893,243)	(4,721,920)	(38,354,965)	(6,495,109)	(37,515,555)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	96,731,061	357,128,222	81,517,548	(28,827,436)	141,480,785	(20,852,643)
NET INCREASE (DECREASE) IN NET ASSETS	168,259,387	401,975,869	87,786,734	(7,662,077)	155,562,574	(14,470,253)
NET ASSETS
Beginning of Year or Period	401,975,869	-	54,164,688	61,826,765	47,349,718	61,819,971
End of Year or Period	$570,235,256	$401,975,869	$141,951,422	$54,164,688	$202,912,292	$47,349,718

	PD Emerging Markets Index Portfolio		PD International Large-Cap Index Portfolio
OPERATIONS
Net investment income (loss)	$2,466,445	$3,791,686	$9,846,453	$11,831,514
Net realized gain (loss)	22,889,071	(895,308)	65,709,044	(8,039,639)
Change in net unrealized appreciation (depreciation)	(884,492)	36,137,290	(11,050,508)	47,705,391
Net Increase (Decrease) in Net Assets Resulting from Operations	24,471,024	39,033,668	64,504,989	51,497,266
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	33,742,109	31,259,569	21,624,989	52,152,388
Cost of shares repurchased - Class P	(12,685,273)	(29,072,157)	(68,702,532)	(48,853,539)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	21,056,836	2,187,412	(47,077,543)	3,298,849
NET INCREASE (DECREASE) IN NET ASSETS	45,527,860	41,221,080	17,427,446	54,796,115
NET ASSETS
Beginning of Year or Period	245,118,660	203,897,580	613,055,285	558,259,170
End of Year or Period	$290,646,520	$245,118,660	$630,482,731	$613,055,285

(1)	Unaudited.
(2)	Operations commenced on October 23, 2020.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CASH FLOWS (1)

FOR THE PERIOD ENDED JUNE 30, 2021 (Unaudited)

Inflation Managed Portfolio
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets from operations	$9,686,598
Adjustments to reconcile net increase in net assets from operations to net cash provided by operation activities:
Purchases of long-term securities	(518,098,190)
Proceeds from disposition of long-term securities	554,803,154
Proceeds (purchases) of short-term securities, net	(8,715,393)
Proceeds (purchases) from foreign currency transactions	(1,609,341)
(Increase) decrease in dividends and interest receivable	(7,382)
(Increase) decrease in receivable for securities sold	19,409,207
(Increase) decrease in swap agreements	8,871
(Increase) decrease in variation margin on futures contracts	114,404
(Increase) decrease in variation margin on swap agreements	(38,348)
(Increase) decrease in prepaid expenses and other assets	(1,359)
Increase (decrease) in payable for securities purchased	(137,347,405)
Increase (decrease) in payable due to brokers	158,000
Increase (decrease) in accrued advisory fees	2,938
Increase (decrease) in accrued service fees	(2,815)
Increase (decrease) in accrued support service expenses	373
Increase (decrease) in accrued custodian and portfolio accounting fees	29,478
Increase (decrease) in accrued shareholder report expenses	(5,808)
Increase (decrease) in accrued trustees’ fees and deferred compensation	3,378
Increase (decrease) in accrued other	(708)
Increase (decrease) in other liabilities	(21,064)
Change in net unrealized (appreciation) depreciation on investments securities	7,906,514
Change in net unrealized (appreciation) depreciation on foreign currencies	100,710
Change in net unrealized (appreciation) depreciation on forward foreign currency contracts	(3,466,212)
Change in net unrealized (appreciation) depreciation on purchased options	(369,419)
Change in net unrealized (appreciation) depreciation on swaps (2)	(28,365)
Change in net unrealized (appreciation) depreciation on written options	234,514
Net realized (gain) loss on investment securities	(2,875,992)
Net realized (gain) loss on foreign currencies	264,036
Net realized (gain) loss on forward foreign currency contracts	1,244,595
Net realized (gain) loss on purchased options	8,169
Net realized (gain) loss on written options	(116,045)
Net amortization on investments	(9,203,324)
Net cash provided by operating activities (3)	(87,932,231)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	36,840,924
Payments on shares redeemed	(24,179,046)
Proceeds from sale-buyback financing activities	2,990,225,669
Payment on sale-buyback financing transactions	(2,915,929,665)
Net cash provided by (used in) financing activities	86,957,882

NET (INCREASE) DECREASE IN CASH AND FOREIGN CURRENCY	(974,349)

CASH AND FOREIGN CURRENCY:
Beginning of Period	3,740,802
End of Period (4)	$ 2,766,453

(1)

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand at the custodian bank and do not include any short-term investments. The Fund has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other portfolios have met the exemption criteria.

(2)	Excludes centrally cleared swaps included in variation margin.
(3)	Interest paid by the Fund was $79,978.
(4)	Includes cash (segregated for derivative investments) for the Fund of $1,524,000.

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Core Income
Class I
2021 (7)	$12.72	$0.11	($0.17)	($0.06)	$-	$-	$-	$12.66	0.75%	0.75%	1.84%	(0.49%	)	$45,585	43%
2020	11.61	0.28	0.83	1.11	-	-	-	12.72	0.74%	0.74%	2.29%	9.58%		46,604	121%
2019	10.46	0.33	0.82	1.15	-	-	-	11.61	0.74%	0.74%	2.98%	10.92%		29,951	78%
2018	10.67	0.33	(0.54)	(0.21)	-	-	-	10.46	0.75%	0.75%	3.10%	(1.94%	)	21,244	83%
2017	10.16	0.28	0.23	0.51	-	-	-	10.67	0.74%	0.74%	2.69%	5.01%		18,368	73%
2016	9.66	0.28	0.22	0.50	-	-	-	10.16	0.75%	0.75%	2.73%	5.24%		6,489	69%
Class P
2021 (7)	12.86	0.13	(0.18)	(0.05)	-	-	-	12.81	0.55%	0.55%	2.04%	(0.39%	)	611,681	43%
2020	11.72	0.31	0.83	1.14	-	-	-	12.86	0.54%	0.54%	2.53%	9.79%		563,135	121%
2019	10.54	0.36	0.82	1.18	-	-	-	11.72	0.55%	0.55%	3.17%	11.15%		523,920	78%
2018	10.73	0.35	(0.54)	(0.19)	-	-	-	10.54	0.55%	0.55%	3.28%	(1.75%	)	294,297	83%
2017	10.20	0.30	0.23	0.53	-	-	-	10.73	0.55%	0.55%	2.89%	5.21%		376,752	73%
2016	9.67	0.30	0.23	0.53	-	-	-	10.20	0.55%	0.55%	2.93%	5.45%		353,033	69%
Diversified Bond
Class I
2021 (7)	$12.17	$0.13	($0.39)	($0.26)	$-	$-	$-	$11.91	0.64%	0.64%	2.14%	(2.13%	)	$487,084	67%
2020	11.03	0.30	0.84	1.14	-	-	-	12.17	0.65%	0.65%	2.62%	10.35%		474,148	176%
2019	9.76	0.34	0.93	1.27	-	-	-	11.03	0.65%	0.65%	3.21%	13.00%		568,139	276%
2018	9.90	0.33	(0.47)	(0.14)	-	-	-	9.76	0.65%	0.65%	3.37%	(1.36%	)	378,733	260%
2017	9.26	0.30	0.34	0.64	-	-	-	9.90	0.64%	0.64%	3.14%	6.88%		376,640	237%
2016	8.82	0.31	0.13	0.44	-	-	-	9.26	0.64%	0.64%	3.33%	5.04%		266,568	182%
Class P
2021 (7)	16.49	0.19	(0.53)	(0.34)	-	-	-	16.15	0.44%	0.44%	2.34%	(2.04%	)	4,286,527	67%
2020	14.91	0.44	1.14	1.58	-	-	-	16.49	0.45%	0.45%	2.80%	10.57%		3,974,079	176%
2019	13.17	0.48	1.26	1.74	-	-	-	14.91	0.45%	0.45%	3.41%	13.22%		3,852,139	276%
2018	13.32	0.46	(0.61)	(0.15)	-	-	-	13.17	0.45%	0.45%	3.56%	(1.16%	)	2,753,754	260%
2017	12.44	0.43	0.45	0.88	-	-	-	13.32	0.44%	0.44%	3.34%	7.09%		3,475,577	237%
2016	11.82	0.44	0.18	0.62	-	-	-	12.44	0.44%	0.44%	3.53%	5.25%		3,556,290	182%
Floating Rate Income
Class I
2021 (7)	$13.18	$0.26	$0.11	$0.37	$-	$-	$-	$13.55	0.92%	0.87%	3.87%	2.79%		$263,466	61%
2020	12.59	0.49	0.10	0.59	-	-	-	13.18	0.91%	0.86%	3.94%	4.71%		236,995	107%
2019	11.65	0.62	0.32	0.94	-	-	-	12.59	0.93%	0.88%	5.07%	8.11%		250,135	105%
2018	11.65	0.58	(0.58)	-	-	-	-	11.65	0.94%	0.94%	4.86%	(0.03%	)	90,147	117%
2017	11.23	0.52	(0.10)	0.42	-	-	-	11.65	0.92%	0.92%	4.53%	3.76%		62,641	102%
2016	10.36	0.45	0.42	0.87	-	-	-	11.23	0.91%	0.91%	4.20%	8.38%		51,273	102%
Class P
2021 (7)	13.38	0.27	0.12	0.39	-	-	-	13.77	0.72%	0.67%	4.07%	2.90%		132,175	61%
2020	12.76	0.53	0.09	0.62	-	-	-	13.38	0.71%	0.66%	4.19%	4.92%		239,179	107%
2019	11.78	0.66	0.32	0.98	-	-	-	12.76	0.73%	0.68%	5.29%	8.30%		394,144	105%
2018	11.76	0.59	(0.57)	0.02	-	-	-	11.78	0.73%	0.73%	4.92%	0.17%		366,922	117%
2017	11.31	0.52	(0.07)	0.45	-	-	-	11.76	0.72%	0.72%	4.52%	3.97%		560,060	102%
2016	10.41	0.47	0.43	0.90	-	-	-	11.31	0.71%	0.71%	4.34%	8.60%		316,412	102%

See Notes to Financial Statements	See explanation of references on B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)		Net Investment Income (Loss) (4)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
High Yield Bond
Class I
2021 (7)	$9.38	$0.24	$0.11	$0.35	$-	$-	$-	$9.73	0.63%	0.63%		5.02%	3.75%		$350,850	31%
2020	8.87	0.48	0.03	0.51	-	-	-	9.38	0.63%	0.63%		5.51%	5.74%		342,507	59%
2019	7.78	0.45	0.64	1.09	-	-	-	8.87	0.64%	0.64%		5.32%	13.98%		319,345	59%
2018	8.05	0.42	(0.69)	(0.27)	-	-	-	7.78	0.63%	0.63%		5.27%	(3.27%	)	269,670	43%
2017	7.47	0.39	0.19	0.58	-	-	-	8.05	0.63%	0.63%		5.02%	7.75%		324,869	46%
2016	6.47	0.38	0.62	1.00	-	-	-	7.47	0.64%	0.64%		5.47%	15.37%		320,486	54%
Class P
2021 (7)	10.30	0.27	0.13	0.40	-	-	-	10.70	0.43%	0.43%		5.22%	3.86%		997,316	31%
2020	9.72	0.54	0.04	0.58	-	-	-	10.30	0.43%	0.43%		5.72%	5.96%		1,028,641	59%
2019	8.51	0.51	0.70	1.21	-	-	-	9.72	0.44%	0.44%		5.52%	14.21%		864,418	59%
2018	8.78	0.48	(0.75)	(0.27)	-	-	-	8.51	0.43%	0.43%		5.48%	(3.08%	)	771,581	43%
2017	8.14	0.45	0.19	0.64	-	-	-	8.78	0.43%	0.43%		5.23%	7.96%		522,717	46%
2016	7.04	0.43	0.67	1.10	-	-	-	8.14	0.44%	0.44%		5.70%	15.59%		568,522	54%
Inflation Managed
Class I
2021 (7)	$12.50	$0.25	($0.03)	$0.22	$-	$-	$-	$12.72	0.69%	0.69%	(8)	3.95%	1.80%		$305,075	75%
2020	11.22	0.12	1.16	1.28	-	-	-	12.50	0.88%	0.88%		0.99%	11.42%		292,256	226%
2019	10.32	0.20	0.70	0.90	-	-	-	11.22	1.93%	1.93%		1.88%	8.64%		278,484	284%
2018	10.55	0.31	(0.54)	(0.23)	-	-	-	10.32	1.56%	1.56%		2.94%	(2.15%	)	297,483	256%
2017	10.18	0.26	0.11	0.37	-	-	-	10.55	1.13%	1.13%		2.52%	3.68%		340,629	193%
2016	9.68	0.23	0.27	0.50	-	-	-	10.18	0.97%	0.97%		2.29%	5.12%		347,022	152%
Class P
2021 (7)	14.24	0.29	(0.02)	0.27	-	-	-	14.51	0.49%	0.49%	(8)	4.17%	1.91%		216,503	75%
2020	12.75	0.15	1.34	1.49	-	-	-	14.24	0.68%	0.68%		1.13%	11.64%		206,924	226%
2019	11.71	0.19	0.85	1.04	-	-	-	12.75	1.73%	1.73%		1.55%	8.86%		158,321	284%
2018	11.95	0.38	(0.62)	(0.24)	-	-	-	11.71	1.36%	1.36%		3.18%	(1.96%	)	362,227	256%
2017	11.50	0.32	0.13	0.45	-	-	-	11.95	0.93%	0.93%		2.70%	3.89%		369,795	193%
2016	10.92	0.30	0.28	0.58	-	-	-	11.50	0.77%	0.77%		2.63%	5.33%		479,187	152%
Intermediate Bond
Class P
2021 (7)	$10.16	$0.06	($0.20)	($0.14)	$-	$-	$-	$10.02	0.43%	0.43%		1.13%	(1.38%	)	$1,300,085	96%
10/23/2020 - 12/31/2020	10.00	0.01	0.15	0.16	-	-	-	10.16	0.45%	0.45%		0.55%	1.57%		1,090,654	82%
Managed Bond
Class I
2021 (7)	$14.93	$0.12	($0.28)	($0.16)	$-	$-	$-	$14.77	0.64%	0.62%		1.71%	(1.09%	)	$894,103	197%
2020	13.78	0.30	0.85	1.15	-	-	-	14.93	0.70%	0.69%		2.04%	8.34%		898,530	574%
2019	12.70	0.38	0.70	1.08	-	-	-	13.78	1.00%	1.00%		2.87%	8.49%		829,816	606%
2018	12.78	0.33	(0.41)	(0.08)	-	-	-	12.70	1.04%	1.04%		2.65%	(0.60%	)	840,708	608%
2017	12.20	0.32	0.26	0.58	-	-	-	12.78	0.69%	0.69%		2.55%	4.72%		880,799	636%
2016	11.86	0.32	0.02	0.34	-	-	-	12.20	0.67%	0.67%		2.66%	2.87%		858,051	485%
Class P
2021 (7)	16.52	0.15	(0.31)	(0.16)	-	-	-	16.36	0.44%	0.42%		1.91%	(0.99%	)	1,952,963	197%
2020	15.22	0.36	0.94	1.30	-	-	-	16.52	0.50%	0.49%		2.23%	8.56%		2,096,829	574%
2019	14.00	0.46	0.76	1.22	-	-	-	15.22	0.80%	0.80%		3.08%	8.71%		2,541,514	606%
2018	14.06	0.39	(0.45)	(0.06)	-	-	-	14.00	0.84%	0.84%		2.83%	(0.40%	)	1,456,611	608%
2017	13.40	0.38	0.28	0.66	-	-	-	14.06	0.49%	0.49%		2.75%	4.93%		1,918,966	636%
2016	13.00	0.38	0.02	0.40	-	-	-	13.40	0.48%	0.48%		2.85%	3.08%		2,326,067	485%

See Notes to Financial Statements	See explanation of references on B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Short Duration Bond
Class I
2021 (7)	$10.75	$0.06	($0.04)	$0.02	$-	$-	$-	$10.77	0.63%	0.63%	1.21%	0.15%		$524,256	42%
2020	10.37	0.18	0.20	0.38	-	-	-	10.75	0.63%	0.63%	1.72%	3.73%		511,791	83%
2019	9.95	0.24	0.18	0.42	-	-	-	10.37	0.64%	0.64%	2.33%	4.22%		465,453	131%
2018	9.84	0.20	(0.09)	0.11	-	-	-	9.95	0.64%	0.64%	2.00%	1.14%		483,827	101%
2017	9.71	0.14	(0.01)	0.13	-	-	-	9.84	0.63%	0.63%	1.38%	1.26%		481,572	52%
2016	9.55	0.11	0.05	0.16	-	-	-	9.71	0.63%	0.63%	1.15%	1.69%		419,185	112%
Class P
2021 (7)	11.22	0.08	(0.05)	0.03	-	-	-	11.25	0.43%	0.43%	1.42%	0.25%		959,047	42%
2020	10.80	0.21	0.21	0.42	-	-	-	11.22	0.43%	0.43%	1.90%	3.94%		1,035,575	83%
2019	10.34	0.27	0.19	0.46	-	-	-	10.80	0.43%	0.43%	2.53%	4.43%		837,740	131%
2018	10.20	0.21	(0.07)	0.14	-	-	-	10.34	0.43%	0.43%	2.07%	1.34%		518,877	101%
2017	10.06	0.16	(0.02)	0.14	-	-	-	10.20	0.43%	0.43%	1.58%	1.46%		1,680,469	52%
2016	9.87	0.13	0.06	0.19	-	-	-	10.06	0.43%	0.43%	1.34%	1.89%		1,234,505	112%
Emerging Markets Debt
Class I
2021 (7)	$12.97	$0.26	($0.44)	($0.18)	$-	$-	$-	$12.79	1.07%	1.05%	4.17%	(1.43%	)	$89,266	21%
2020	12.75	0.54	(0.32)	0.22	-	-	-	12.97	1.09%	1.07%	4.54%	1.75%		84,108	82%
2019	11.64	0.68	0.43	1.11	-	-	-	12.75	1.05%	1.03%	5.48%	9.52%		54,255	55%
2018	12.31	0.66	(1.33)	(0.67)	-	-	-	11.64	1.04%	1.04%	5.57%	(5.45%	)	45,110	46%
2017	10.89	0.78	0.64	1.42	-	-	-	12.31	1.06%	1.06%	6.58%	13.09%		47,555	58%
2016	9.30	0.79	0.80	1.59	-	-	-	10.89	1.05%	1.05%	7.56%	17.02%		21,531	73%
Class P
2021 (7)	13.19	0.28	(0.45)	(0.17)	-	-	-	13.02	0.86%	0.84%	4.38%	(1.34%	)	493,123	21%
2020	12.94	0.59	(0.34)	0.25	-	-	-	13.19	0.86%	0.84%	4.93%	1.96%		290,029	82%
2019	11.80	0.71	0.43	1.14	-	-	-	12.94	0.85%	0.83%	5.63%	9.74%		716,924	55%
2018	12.45	0.67	(1.32)	(0.65)	-	-	-	11.80	0.84%	0.83%	5.66%	(5.26%	)	1,029,570	46%
2017	10.98	0.81	0.66	1.47	-	-	-	12.45	0.86%	0.86%	6.83%	13.32%		325,005	58%
2016	9.37	0.81	0.80	1.61	-	-	-	10.98	0.85%	0.85%	7.83%	17.25%		576,440	73%
Dividend Growth
Class I
2021 (7)	$29.32	$0.11	$3.53	$3.64	$-	$-	$-	$32.96	0.87%	0.87%	0.69%	12.42%		$587,343	7%
2020	25.85	0.23	3.24	3.47	-	-	-	29.32	0.88%	0.88%	0.92%	13.44%		526,309	28%
2019	19.78	0.25	5.82	6.07	-	-	-	25.85	0.88%	0.88%	1.06%	30.64%		487,210	23%
2018	20.04	0.27	(0.53)	(0.26)	-	-	-	19.78	0.89%	0.89%	1.32%	(1.28%	)	373,346	27%
2017	16.83	0.19	3.02	3.21	-	-	-	20.04	0.89%	0.89%	1.05%	19.07%		404,609	18%
2016	15.10	0.22	1.51	1.73	-	-	-	16.83	0.89%	0.89%	1.42%	11.46%		362,404	25%
Class P
2021 (7)	32.30	0.15	3.90	4.05	-	-	-	36.35	0.67%	0.67%	0.90%	12.53%		1,205,534	7%
2020	28.42	0.31	3.57	3.88	-	-	-	32.30	0.68%	0.68%	1.12%	13.66%		1,356,736	28%
2019	21.71	0.32	6.39	6.71	-	-	-	28.42	0.69%	0.69%	1.25%	30.90%		950,491	23%
2018	21.95	0.35	(0.59)	(0.24)	-	-	-	21.71	0.70%	0.70%	1.55%	(1.09%	)	502,741	27%
2017	18.40	0.25	3.30	3.55	-	-	-	21.95	0.69%	0.69%	1.25%	19.31%		438,657	18%
2016	16.47	0.28	1.65	1.93	-	-	-	18.40	0.70%	0.70%	1.62%	11.68%		461,980	25%

See Notes to Financial Statements	See explanation of references on B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Equity Index
Class I
2021 (7)	$92.77	$0.58	$13.41	$13.99	$-	$-	$-	$106.76	0.27%	0.27%	1.18%		15.08%		$3,584,825	1%
2020	78.55	1.25	12.97	14.22	-	-	-	92.77	0.28%	0.28%	1.59%		18.11%		3,129,087	7%
2019	59.92	1.22	17.41	18.63	-	-	-	78.55	0.28%	0.28%	1.74%		31.10%		2,672,446	6%
2018	62.89	1.08	(4.05)	(2.97)	-	-	-	59.92	0.28%	0.28%	1.66%		(4.73%	)	2,077,180	4%
2017	51.77	1.00	10.12	11.12	-	-	-	62.89	0.28%	0.28%	1.74%		21.48%		2,223,044	4%
2016	46.39	0.93	4.45	5.38	-	-	-	51.77	0.28%	0.28%	1.93%		11.61%		1,654,721	8%
Class P
2021 (7)	96.20	0.71	13.90	14.61	-	-	-	110.81	0.07%	0.07%	1.40%		15.19%		567,942	1%
2020	81.29	1.45	13.46	14.91	-	-	-	96.20	0.08%	0.08%	1.79%		18.35%		778,542	7%
2019	61.88	1.40	18.01	19.41	-	-	-	81.29	0.08%	0.08%	1.91%		31.36%		718,257	6%
2018	64.82	1.24	(4.18)	(2.94)	-	-	-	61.88	0.08%	0.08%	1.85%		(4.54%	)	391,230	4%
2017	53.26	1.14	10.42	11.56	-	-	-	64.82	0.08%	0.08%	1.93%		21.72%		884,163	4%
2016	47.62	1.05	4.59	5.64	-	-	-	53.26	0.08%	0.08%	2.12%		11.83%		683,382	8%
Focused Growth
Class I
2021 (7)	$52.63	($0.15)	$7.02	$6.87	$-	$-	$-	$59.50	0.94%	0.94%	(0.54%	)	13.05%		$328,078	20%
2020	38.06	(0.19)	14.76	14.57	-	-	-	52.63	0.97%	0.97%	(0.44%	)	38.29%		291,287	42%
2019	28.09	(0.06)	10.03	9.97	-	-	-	38.06	0.97%	0.97%	(0.16%	)	35.46%		236,437	40%
2018	26.76	(0.07)	1.40	1.33	-	-	-	28.09	0.97%	0.97%	(0.24%	)	4.99%		180,115	41%
2017	20.66	(0.04)	6.14	6.10	-	-	-	26.76	0.97%	0.97%	(0.17%	)	29.50%		175,961	59%
2016	20.19	(0.03)	0.50	0.47	-	-	-	20.66	0.98%	0.98%	(0.15%	)	2.35%		135,803	58%
Class P
2021 (7)	53.73	(0.09)	7.16	7.07	-	-	-	60.80	0.74%	0.74%	(0.30%	)	13.17%		523,315	20%
2020	38.77	(0.10)	15.06	14.96	-	-	-	53.73	0.76%	0.76%	(0.23%	)	38.58%		45	42%
2019	28.56	0.02	10.19	10.21	-	-	-	38.77	0.76%	0.76%	0.05%		35.75%		33	40%
2018	27.14	(0.01)	1.43	1.42	-	-	-	28.56	0.76%	0.76%	(0.03%	)	5.21%		24	41%
2017	20.92	0.01	6.21	6.22	-	-	-	27.14	0.76%	0.76%	0.04%		29.77%		23	59%
2016	20.39	0.01	0.52	0.53	-	-	-	20.92	0.76%	0.76%	0.07%		2.57%		18	58%
Growth
Class I
2021 (7)	$52.59	($0.10)	$6.85	$6.75	$-	$-	$-	$59.34	0.78%	0.78%	(0.37%	)	12.85%		$921,015	8%
2020	39.97	(0.12)	12.74	12.62	-	-	-	52.59	0.78%	0.78%	(0.28%	)	31.56%		833,240	40%
2019	28.94	(0.04)	11.07	11.03	-	-	-	39.97	0.78%	0.78%	(0.12%	)	38.13%		709,513	28%
2018	28.26	(0.02)	0.70	0.68	-	-	-	28.94	0.78%	0.78%	(0.05%	)	2.40%		541,763	33%
2017	21.47	0.03	6.76	6.79	-	-	-	28.26	0.78%	0.78%	0.10%		31.64%		567,360	21%
2016	21.00	0.02	0.45	0.47	-	-	-	21.47	0.78%	0.78%	0.10%		2.21%		450,925	23%
Class P
2021 (7)	56.97	(0.05)	7.44	7.39	-	-	-	64.36	0.58%	0.58%	(0.17%	)	12.96%		1,280,008	8%
2020	43.22	(0.04)	13.79	13.75	-	-	-	56.97	0.58%	0.58%	(0.08%	)	31.82%		1,496,227	40%
2019	31.23	0.03	11.96	11.99	-	-	-	43.22	0.58%	0.58%	0.08%		38.41%		1,244,042	28%
2018	30.43	0.05	0.75	0.80	-	-	-	31.23	0.58%	0.58%	0.14%		2.61%		764,599	33%
2017	23.07	0.08	7.28	7.36	-	-	-	30.43	0.58%	0.58%	0.30%		31.90%		627,046	21%
2016	22.53	0.07	0.47	0.54	-	-	-	23.07	0.58%	0.58%	0.29%		2.42%		528,725	23%
Hedged Equity
Class I
04/30/2021 - 06/30/2021 (7)	$10.00	$0.01	$0.13	$0.14	$-	$-	$-	$10.14	1.21%	0.90%	0.59%		1.54%		$26,121	6%
Class P
04/30/2021 - 06/30/2021 (7)	10.00	0.01	0.14	0.15	-	-	-	10.15	1.01%	0.70%	0.78%		1.58%		106	6%

See Notes to Financial Statements	See explanation of references on B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Large-Cap Growth
Class I
2021 (7)	$20.49	($0.04)	$2.66	$2.62	$-	$-	$-	$23.11	0.94%	0.89%	(0.41%	)	12.81%		$438,899	20%
2020	14.81	(0.07)	5.75	5.68	-	-	-	20.49	0.93%	0.89%	(0.40%	)	38.35%		420,994	42%
2019	11.19	(0.04)	3.66	3.62	-	-	-	14.81	0.94%	0.89%	(0.30%	)	32.34%		308,203	42%
2018	10.98	(0.01)	0.22	0.21	-	-	-	11.19	0.93%	0.89%	(0.09%	)	1.89%		241,246	65%
2017	8.21	(0.01)	2.78	2.77	-	-	-	10.98	0.94%	0.90%	(0.12%	)	33.69%		231,786	48%
2016	8.17	(0.01)	0.05	0.04	-	-	-	8.21	0.94%	0.90%	(0.12%	)	0.51%		174,148	85%
Class P
2021 (7)	24.21	(0.02)	3.15	3.13	-	-	-	27.34	0.74%	0.69%	(0.20%	)	12.92%		810,145	20%
2020	17.47	(0.04)	6.78	6.74	-	-	-	24.21	0.73%	0.69%	(0.20%	)	38.62%		1,132,392	42%
2019	13.17	(0.02)	4.32	4.30	-	-	-	17.47	0.74%	0.69%	(0.10%	)	32.61%		1,059,043	42%
2018	12.90	0.02	0.25	0.27	-	-	-	13.17	0.74%	0.69%	0.12%		2.09%		993,572	65%
2017	9.63	0.01	3.26	3.27	-	-	-	12.90	0.74%	0.70%	0.07%		33.96%		628,397	48%
2016	9.56	0.01	0.06	0.07	-	-	-	9.63	0.74%	0.70%	0.08%		0.71%		768,176	85%
Large-Cap Value
Class I
2021 (7)	$27.28	$0.15	$4.72	$4.87	$-	$-	$-	$32.15	0.83%	0.83%	1.01%		17.89%		$442,422	13%
2020	25.76	0.35	1.17	1.52	-	-	-	27.28	0.83%	0.83%	1.48%		5.87%		376,337	33%
2019	20.05	0.35	5.36	5.71	-	-	-	25.76	0.84%	0.84%	1.52%		28.46%		377,392	10%
2018	22.12	0.30	(2.37)	(2.07)	-	-	-	20.05	0.83%	0.83%	1.36%		(9.35%	)	322,823	13%
2017	19.41	0.26	2.45	2.71	-	-	-	22.12	0.82%	0.82%	1.26%		13.95%		391,088	10%
2016	17.20	0.26	1.95	2.21	-	-	-	19.41	0.83%	0.83%	1.48%		12.87%		371,901	12%
Class P
2021 (7)	30.05	0.20	5.21	5.41	-	-	-	35.46	0.63%	0.63%	1.25%		18.00%		882,366	13%
2020	28.32	0.43	1.30	1.73	-	-	-	30.05	0.63%	0.63%	1.65%		6.08%		1,216,921	33%
2019	22.00	0.44	5.88	6.32	-	-	-	28.32	0.64%	0.64%	1.73%		28.72%		833,371	10%
2018	24.23	0.37	(2.60)	(2.23)	-	-	-	22.00	0.63%	0.63%	1.54%		(9.17%	)	992,336	13%
2017	21.22	0.33	2.68	3.01	-	-	-	24.23	0.62%	0.62%	1.46%		14.17%		1,691,444	10%
2016	18.76	0.33	2.13	2.46	-	-	-	21.22	0.63%	0.63%	1.69%		13.09%		1,671,640	12%
Main Street Core
Class I
2021 (7)	$53.74	$0.28	$8.44	$8.72	$-	$-	$-	$62.46	0.68%	0.68%	0.98%		16.22%		$684,776	18%
2020	47.17	0.46	6.11	6.57	-	-	-	53.74	0.68%	0.68%	0.99%		13.94%		625,521	56%
2019	35.70	0.51	10.96	11.47	-	-	-	47.17	0.68%	0.68%	1.20%		32.13%		626,936	42%
2018	38.70	0.50	(3.50)	(3.00)	-	-	-	35.70	0.68%	0.68%	1.27%		(7.74%	)	533,368	62%
2017	33.05	0.47	5.18	5.65	-	-	-	38.70	0.68%	0.68%	1.30%		17.08%		590,847	37%
2016	29.56	0.46	3.03	3.49	-	-	-	33.05	0.68%	0.68%	1.51%		11.83%		565,181	29%
Class P
2021 (7)	60.05	0.41	9.40	9.81	-	-	-	69.86	0.48%	0.48%	1.29%		16.33%		405,850	18%
2020	52.60	0.61	6.84	7.45	-	-	-	60.05	0.48%	0.48%	1.17%		14.16%		578,315	56%
2019	39.73	0.66	12.21	12.87	-	-	-	52.60	0.48%	0.48%	1.40%		32.40%		459,756	42%
2018	42.98	0.63	(3.88)	(3.25)	-	-	-	39.73	0.48%	0.48%	1.44%		(7.56%	)	426,489	62%
2017	36.64	0.60	5.74	6.34	-	-	-	42.98	0.48%	0.48%	1.50%		17.32%		776,979	37%
2016	32.70	0.57	3.37	3.94	-	-	-	36.64	0.48%	0.48%	1.69%		12.05%		736,645	29%

See Notes to Financial Statements	See explanation of references on B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Mid-Cap Equity
Class I
2021 (7)	$29.36	$0.03	$3.72	$3.75	$-	$-	$-	$33.11	0.88%	0.88%	0.18%		12.75%		$448,775	72%
2020	23.03	0.10	6.23	6.33	-	-	-	29.36	0.88%	0.88%	0.44%		27.51%		420,292	103%
2019	19.06	0.21	3.76	3.97	-	-	-	23.03	0.88%	0.88%	0.97%		20.84%		365,156	166%
2018	21.11	0.14	(2.19)	(2.05)	-	-	-	19.06	0.88%	0.88%	0.64%		(9.72%	)	319,749	146%
2017	16.98	0.09	4.04	4.13	-	-	-	21.11	0.88%	0.88%	0.46%		24.27%		369,225	74%
2016	14.34	0.14	2.50	2.64	-	-	-	16.98	0.88%	0.88%	0.95%		18.42%		327,162	133%
Class P
2021 (7)	36.32	0.07	4.60	4.67	-	-	-	40.99	0.68%	0.68%	0.37%		12.86%		368,200	72%
2020	28.42	0.19	7.71	7.90	-	-	-	36.32	0.68%	0.68%	0.67%		27.77%		398,953	103%
2019	23.48	0.32	4.62	4.94	-	-	-	28.42	0.68%	0.68%	1.17%		21.09%		702,213	166%
2018	25.95	0.22	(2.69)	(2.47)	-	-	-	23.48	0.68%	0.68%	0.84%		(9.54%	)	480,884	146%
2017	20.84	0.15	4.96	5.11	-	-	-	25.95	0.68%	0.68%	0.65%		24.52%		490,130	74%
2016	17.56	0.20	3.08	3.28	-	-	-	20.84	0.68%	0.68%	1.10%		18.66%		753,255	133%
Mid-Cap Growth
Class I
2021 (7)	$27.47	($0.08)	$3.21	$3.13	$-	$-	$-	$30.60	0.93%	0.90%	(0.55%	)	11.37%		$496,880	21%
2020	18.30	(0.07)	9.24	9.17	-	-	-	27.47	0.93%	0.91%	(0.34%	)	50.14%		474,569	21%
2019	13.22	(0.04)	5.12	5.08	-	-	-	18.30	0.93%	0.91%	(0.27%	)	38.45%		367,697	24%
2018	13.19	(0.02)	0.05	0.03	-	-	-	13.22	0.93%	0.90%	(0.17%	)	0.16%		280,053	55%
2017	10.35	- (9)	2.84	2.84	-	-	-	13.19	0.93%	0.90%	0.03%		27.49%		290,867	25%
2016	9.74	0.03	0.58	0.61	-	-	-	10.35	0.93%	0.90%	0.26%		6.27%		231,917	26%
Class P
2021 (7)	30.23	(0.06)	3.53	3.47	-	-	-	33.70	0.73%	0.70%	(0.36%	)	11.49%		784,140	21%
2020	20.09	(0.03)	10.17	10.14	-	-	-	30.23	0.73%	0.71%	(0.14%	)	50.44%		537,942	21%
2019	14.48	(0.01)	5.62	5.61	-	-	-	20.09	0.73%	0.71%	(0.08%	)	38.73%		586,278	24%
2018	14.43	- (9)	0.05	0.05	-	-	-	14.48	0.73%	0.71%	0.02%		0.36%		470,124	55%
2017	11.30	0.02	3.11	3.13	-	-	-	14.43	0.73%	0.71%	0.20%		27.74%		137,708	25%
2016	10.61	0.05	0.64	0.69	-	-	-	11.30	0.73%	0.70%	0.42%		6.48%		198,792	26%
Mid-Cap Value
Class I
2021 (7)	$21.58	$0.07	$4.23	$4.30	$-	$-	$-	$25.88	0.93%	0.93%	0.54%		19.94%		$144,834	12%
2020	20.45	0.18	0.95	1.13	-	-	-	21.58	0.93%	0.93%	1.02%		5.52%		109,677	48%
2019	15.74	0.17	4.54	4.71	-	-	-	20.45	0.93%	0.93%	0.92%		29.94%		119,570	37%
2018	18.47	0.14	(2.87)	(2.73)	-	-	-	15.74	0.92%	0.92%	0.77%		(14.79%	)	94,015	56%
2017	16.00	0.10	2.37	2.47	-	-	-	18.47	0.91%	0.91%	0.56%		15.46%		116,569	57%
2016	13.88	0.15	1.97	2.12	-	-	-	16.00	0.92%	0.92%	1.07%		15.29%		101,566	50%
Class P
2021 (7)	32.03	0.13	6.30	6.43	-	-	-	38.46	0.73%	0.73%	0.73%		20.06%		706,222	12%
2020	30.30	0.33	1.40	1.73	-	-	-	32.03	0.73%	0.73%	1.23%		5.73%		730,338	48%
2019	23.27	0.30	6.73	7.03	-	-	-	30.30	0.73%	0.73%	1.10%		30.20%		910,059	37%
2018	27.26	0.25	(4.24)	(3.99)	-	-	-	23.27	0.71%	0.71%	0.94%		(14.62%	)	973,693	56%
2017	23.56	0.19	3.51	3.70	-	-	-	27.26	0.71%	0.71%	0.76%		15.69%		1,691,696	57%
2016	20.39	0.27	2.90	3.17	-	-	-	23.56	0.72%	0.72%	1.27%		15.52%		1,452,622	50%

See Notes to Financial Statements	See explanation of references on B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Small-Cap Equity
Class I
2021 (7)	$23.89	$0.11	$5.47	$5.58	$-	$-	$-	$29.47	1.00%	0.90%	0.76%		23.38%		$121,680	37%
2020	22.66	0.25	0.98	1.23	-	-	-	23.89	1.03%	0.93%	1.29%		5.42%		87,097	46%
2019	18.28	0.29	4.09	4.38	-	-	-	22.66	1.02%	0.92%	1.40%		23.96%		84,882	39%
2018	20.99	0.23	(2.94)	(2.71)	-	-	-	18.28	1.02%	0.92%	1.09%		(12.91%	)	70,229	35%
2017	19.31	0.20	1.48	1.68	-	-	-	20.99	1.01%	0.91%	1.03%		8.72%		94,677	28%
2016	14.80	0.17	4.34	4.51	-	-	-	19.31	0.99%	0.89%	1.04%		30.42%		91,309	28%
Class P
2021 (7)	31.27	0.17	7.18	7.35	-	-	-	38.62	0.80%	0.70%	0.88%		23.50%		360,506	37%
2020	29.60	0.37	1.30	1.67	-	-	-	31.27	0.83%	0.73%	1.46%		5.63%		104,196	46%
2019	23.83	0.43	5.34	5.77	-	-	-	29.60	0.82%	0.72%	1.60%		24.21%		168,886	39%
2018	27.31	0.35	(3.83)	(3.48)	-	-	-	23.83	0.82%	0.72%	1.26%		(12.74%	)	167,917	35%
2017	25.07	0.31	1.93	2.24	-	-	-	27.31	0.81%	0.71%	1.22%		8.94%		427,221	28%
2016	19.19	0.25	5.63	5.88	-	-	-	25.07	0.79%	0.69%	1.22%		30.68%		502,686	28%
Small-Cap Growth
Class I
2021 (7)	$32.88	($0.08)	$3.07	$2.99	$-	$-	$-	$35.87	0.84%	0.84%	(0.46%	)	8.87%		$217,634	40%
2020	21.14	(0.09)	11.83	11.74	-	-	-	32.88	0.84%	0.84%	(0.36%	)	55.58%		208,805	175%
2019	16.02	(0.15)	5.27	5.12	-	-	-	21.14	0.84%	0.84%	(0.72%	)	31.90%		155,017	99%
2018	15.18	(0.10)	0.94	0.84	-	-	-	16.02	0.84%	0.84%	(0.55%	)	5.55%		130,454	102%
2017	11.66	(0.06)	3.58	3.52	-	-	-	15.18	0.83%	0.83%	(0.44%	)	30.21%		128,927	97%
2016	11.95	(0.03)	(0.26)	(0.29)	-	-	-	11.66	0.83%	0.83%	(0.28%	)	(2.46%	)	112,101	190%
Class P
2021 (7)	38.91	(0.05)	3.63	3.58	-	-	-	42.49	0.64%	0.64%	(0.26%	)	8.98%		87,862	40%
2020	24.96	(0.04)	13.99	13.95	-	-	-	38.91	0.64%	0.64%	(0.13%	)	55.89%		99,319	175%
2019	18.89	(0.12)	6.19	6.07	-	-	-	24.96	0.64%	0.64%	(0.52%	)	32.17%		42,086	99%
2018	17.86	(0.07)	1.10	1.03	-	-	-	18.89	0.64%	0.64%	(0.33%	)	5.75%		46,225	102%
2017	13.69	(0.04)	4.21	4.17	-	-	-	17.86	0.64%	0.64%	(0.24%	)	30.47%		118,183	97%
2016	14.01	(0.02)	(0.30)	(0.32)	-	-	-	13.69	0.63%	0.63%	(0.19%	)	(2.27%	)	124,319	190%
Small-Cap Index
Class I
2021 (7)	$30.84	$0.08	$5.25	$5.33	$-	$-	$-	$36.17	0.54%	0.54%	0.46%		17.27%		$686,748	15%
2020	25.88	0.20	4.76	4.96	-	-	-	30.84	0.55%	0.55%	0.85%		19.16%		610,657	20%
2019	20.74	0.22	4.92	5.14	-	-	-	25.88	0.55%	0.55%	0.93%		24.80%		553,267	12%
2018	23.45	0.21	(2.92)	(2.71)	-	-	-	20.74	0.55%	0.55%	0.87%		(11.55%	)	450,257	16%
2017	20.56	0.19	2.70	2.89	-	-	-	23.45	0.56%	0.56%	0.88%		14.06%		527,673	11%
2016	17.04	0.20	3.32	3.52	-	-	-	20.56	0.53%	0.53%	1.11%		20.66%		480,651	18%
Class P
2021 (7)	31.37	0.11	5.35	5.46	-	-	-	36.83	0.34%	0.34%	0.65%		17.38%		188,435	15%
2020	26.28	0.25	4.84	5.09	-	-	-	31.37	0.35%	0.35%	1.05%		19.39%		185,980	20%
2019	21.01	0.27	5.00	5.27	-	-	-	26.28	0.35%	0.35%	1.11%		25.05%		156,017	12%
2018	23.71	0.26	(2.96)	(2.70)	-	-	-	21.01	0.35%	0.35%	1.04%		(11.38%	)	248,932	16%
2017	20.75	0.22	2.74	2.96	-	-	-	23.71	0.37%	0.37%	1.04%		14.29%		362,997	11%
2016	17.16	0.24	3.35	3.59	-	-	-	20.75	0.33%	0.33%	1.33%		20.90%		703,619	18%

See Notes to Financial Statements	See explanation of references on B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Small-Cap Value
Class I
2021 (7)	$22.73	$0.05	$6.66	$6.71	$-	$-	$-	$29.44	0.98%	0.98%	0.34%	29.53%		$269,389	36%
2020	21.97	0.14	0.62	0.76	-	-	-	22.73	0.99%	0.99%	0.81%	3.44%		201,788	51%
2019	17.93	0.12	3.92	4.04	-	-	-	21.97	0.98%	0.98%	0.59%	22.58%		207,494	36%
2018	21.41	0.06	(3.54)	(3.48)	-	-	-	17.93	0.98%	0.98%	0.28%	(16.29%	)	178,406	37%
2017	19.71	0.04	1.66	1.70	-	-	-	21.41	0.98%	0.98%	0.18%	8.65%		231,864	45%
2016	15.21	0.03	4.47	4.50	-	-	-	19.71	0.98%	0.98%	0.21%	29.60%		234,182	64%
Class P
2021 (7)	27.78	0.09	8.15	8.24	-	-	-	36.02	0.78%	0.78%	0.51%	29.65%		358,046	36%
2020	26.80	0.22	0.76	0.98	-	-	-	27.78	0.79%	0.79%	0.99%	3.64%		106,613	51%
2019	21.82	0.19	4.79	4.98	-	-	-	26.80	0.78%	0.78%	0.77%	22.83%		171,032	36%
2018	26.02	0.11	(4.31)	(4.20)	-	-	-	21.82	0.78%	0.78%	0.43%	(16.12%	)	186,530	37%
2017	23.90	0.09	2.03	2.12	-	-	-	26.02	0.78%	0.78%	0.39%	8.87%		455,577	45%
2016	18.40	0.08	5.42	5.50	-	-	-	23.90	0.78%	0.78%	0.41%	29.85%		420,665	64%
Value
Class I
2021 (7)	$16.09	$0.14	$2.06	$2.20	$-	$-	$-	$18.29	0.94%	0.86%	1.65%	13.72%		$258,841	29%
2020	17.28	0.28	(1.47)	(1.19)	-	-	-	16.09	0.95%	0.92%	1.96%	(6.94%	)	242,064	123%
2019	13.86	0.29	3.13	3.42	-	-	-	17.28	0.94%	0.93%	1.84%	24.72%		268,920	31%
2018	15.81	0.23	(2.18)	(1.95)	-	-	-	13.86	0.94%	0.93%	1.44%	(12.37%	)	232,352	19%
2017	13.43	0.19	2.19	2.38	-	-	-	15.81	0.94%	0.92%	1.33%	17.76%		280,712	13%
2016	11.43	0.24	1.76	2.00	-	-	-	13.43	0.94%	0.93%	2.07%	17.50%		267,692	16%
Class P
2021 (7)	18.47	0.19	2.36	2.55	-	-	-	21.02	0.74%	0.66%	1.85%	13.83%		909,632	29%
2020	19.81	0.36	(1.70)	(1.34)	-	-	-	18.47	0.75%	0.72%	2.17%	(6.75%	)	547,526	123%
2019	15.85	0.37	3.59	3.96	-	-	-	19.81	0.75%	0.73%	2.02%	24.97%		807,432	31%
2018	18.05	0.30	(2.50)	(2.20)	-	-	-	15.85	0.74%	0.73%	1.63%	(12.20%	)	443,178	19%
2017	15.30	0.25	2.50	2.75	-	-	-	18.05	0.74%	0.73%	1.54%	18.00%		735,493	13%
2016	12.99	0.30	2.01	2.31	-	-	-	15.30	0.74%	0.73%	2.31%	17.73%		823,679	16%
Value Advantage
Class I
2021 (7)	$18.99	$0.13	$3.95	$4.08	$-	$-	$-	$23.07	0.89%	0.89%	1.18%	21.44%		$92,133	15%
2020	19.54	0.28	(0.83)	(0.55)	-	-	-	18.99	0.89%	0.89%	1.68%	(2.78%	)	56,754	33%
2019	15.39	0.29	3.86	4.15	-	-	-	19.54	0.89%	0.89%	1.63%	26.96%		50,905	17%
2018	16.92	0.29	(1.82)	(1.53)	-	-	-	15.39	0.89%	0.88%	1.70%	(9.06%	)	34,468	20%
2017	14.80	0.21	1.91	2.12	-	-	-	16.92	0.89%	0.88%	1.34%	14.32%		34,916	25%
2016	12.71	0.19	1.90	2.09	-	-	-	14.80	0.89%	0.89%	1.44%	16.49%		28,573	28%
Class P
2021 (7)	19.29	0.15	4.01	4.16	-	-	-	23.45	0.69%	0.69%	1.40%	21.56%		951,933	15%
2020	19.80	0.31	(0.82)	(0.51)	-	-	-	19.29	0.69%	0.69%	1.87%	(2.58%	)	1,029,439	33%
2019	15.56	0.33	3.91	4.24	-	-	-	19.80	0.69%	0.69%	1.82%	27.21%		886,218	17%
2018	17.08	0.32	(1.84)	(1.52)	-	-	-	15.56	0.69%	0.68%	1.87%	(8.88%	)	790,239	20%
2017	14.91	0.24	1.93	2.17	-	-	-	17.08	0.69%	0.68%	1.55%	14.55%		1,285,850	25%
2016	12.78	0.22	1.91	2.13	-	-	-	14.91	0.69%	0.69%	1.65%	16.72%		1,216,120	28%

See Notes to Financial Statements	See explanation of references on B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Emerging Markets
Class I
2021 (7)	$24.13	$0.05	$1.19	$1.24	$-	$-	$-	$25.37	1.05%	1.05%	0.39%	5.11%		$487,813	23%
2020	20.57	0.04	3.52	3.56	-	-	-	24.13	1.04%	1.04%	0.22%	17.33%		469,683	36%
2019	16.38	0.12	4.07	4.19	-	-	-	20.57	1.07%	1.07%	0.67%	25.60%		446,118	28%
2018	18.61	0.11	(2.34)	(2.23)	-	-	-	16.38	1.06%	1.06%	0.61%	(11.99%	)	383,056	35%
2017	13.83	0.08	4.70	4.78	-	-	-	18.61	1.06%	1.06%	0.50%	34.52%		447,624	37%
2016	12.99	0.08	0.76	0.84	-	-	-	13.83	1.07%	1.07%	0.57%	6.46%		337,690	33%
Class P
2021 (7)	25.09	0.07	1.24	1.31	-	-	-	26.40	0.85%	0.85%	0.58%	5.22%		1,075,387	23%
2020	21.34	0.09	3.66	3.75	-	-	-	25.09	0.84%	0.84%	0.44%	17.56%		1,112,611	36%
2019	16.96	0.15	4.23	4.38	-	-	-	21.34	0.87%	0.87%	0.81%	25.85%		1,011,549	28%
2018	19.23	0.15	(2.42)	(2.27)	-	-	-	16.96	0.86%	0.86%	0.79%	(11.82%	)	1,318,856	35%
2017	14.27	0.12	4.84	4.96	-	-	-	19.23	0.86%	0.86%	0.72%	34.78%		1,672,893	37%
2016	13.37	0.11	0.79	0.90	-	-	-	14.27	0.87%	0.87%	0.79%	6.68%		1,498,659	33%
International Large-Cap
Class I
2021 (7)	$12.00	$0.13	$0.83	$0.96	$-	$-	$-	$12.96	1.00%	0.97%	2.05%	7.97%		$664,369	5%
2020	10.84	0.08	1.08	1.16	-	-	-	12.00	1.01%	1.01%	0.75%	10.74%		626,819	19%
2019	8.47	0.17	2.20	2.37	-	-	-	10.84	1.01%	1.01%	1.72%	28.03%		595,183	10%
2018	9.60	0.13	(1.26)	(1.13)	-	-	-	8.47	1.00%	1.00%	1.40%	(11.81%	)	493,737	15%
2017	7.53	0.11	1.96	2.07	-	-	-	9.60	1.00%	1.00%	1.30%	27.51%		571,592	10%
2016	7.53	0.10	(0.10)	- (9)	-	-	-	7.53	1.00%	1.00%	1.42%	(0.08%	)	499,395	17%
Class P
2021 (7)	12.96	0.15	0.89	1.04	-	-	-	14.00	0.80%	0.77%	2.24%	8.08%		1,044,886	5%
2020	11.68	0.10	1.18	1.28	-	-	-	12.96	0.81%	0.81%	0.93%	10.96%		1,056,100	19%
2019	9.10	0.21	2.37	2.58	-	-	-	11.68	0.80%	0.80%	1.98%	28.29%		1,084,523	10%
2018	10.30	0.17	(1.37)	(1.20)	-	-	-	9.10	0.80%	0.80%	1.72%	(11.63%	)	1,413,770	15%
2017	8.06	0.16	2.08	2.24	-	-	-	10.30	0.80%	0.80%	1.68%	27.76%		1,115,876	10%
2016	8.05	0.14	(0.13)	0.01	-	-	-	8.06	0.80%	0.80%	1.75%	0.12%		1,406,106	17%
International Small-Cap
Class I
2021 (7)	$11.66	$0.12	$1.62	$1.74	$-	$-	$-	$13.40	1.11%	1.11%	1.87%	14.93%		$97,182	18%
2020	10.76	0.12	0.78	0.90	-	-	-	11.66	1.10%	1.10%	1.28%	8.42%		89,998	48%
2019	8.96	0.17	1.63	1.80	-	-	-	10.76	1.13%	1.13%	1.71%	20.07%		95,316	55%
2018	11.51	0.16	(2.71)	(2.55)	-	-	-	8.96	1.09%	1.09%	1.44%	(22.16%	)	80,593	37%
2017	8.73	0.12	2.66	2.78	-	-	-	11.51	1.09%	1.09%	1.15%	31.92%		91,245	49%
2016	8.44	0.10	0.19	0.29	-	-	-	8.73	1.09%	1.08%	1.16%	3.42%		74,989	51%
Class P
2021 (7)	16.14	0.18	2.25	2.43	-	-	-	18.57	0.91%	0.91%	2.02%	15.04%		178,359	18%
2020	14.86	0.20	1.08	1.28	-	-	-	16.14	0.90%	0.90%	1.54%	8.64%		186,062	48%
2019	12.35	0.22	2.29	2.51	-	-	-	14.86	0.91%	0.91%	1.64%	20.31%		180,917	55%
2018	15.83	0.24	(3.72)	(3.48)	-	-	-	12.35	0.89%	0.89%	1.58%	(22.00%	)	507,601	37%
2017	11.98	0.20	3.65	3.85	-	-	-	15.83	0.89%	0.89%	1.46%	32.18%		905,098	49%
2016	11.56	0.17	0.25	0.42	-	-	-	11.98	0.89%	0.88%	1.48%	3.63%		1,079,140	51%

See Notes to Financial Statements	See explanation of references on B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
International Value
Class I
2021 (7)	$11.85	$0.19	$1.87	$2.06	$-	$-	$-	$13.91	0.89%	0.89%	2.85%		17.35%		$310,106	20%
2020	12.77	0.19	(1.11)	(0.92)	-	-	-	11.85	0.90%	0.90%	1.83%		(7.17%	)	272,016	66%
2019	10.95	0.32	1.50	1.82	-	-	-	12.77	0.89%	0.89%	2.70%		16.60%		290,316	27%
2018	12.87	0.28	(2.20)	(1.92)	-	-	-	10.95	0.89%	0.89%	2.20%		(14.96%	)	256,738	33%
2017	10.59	0.35	1.93	2.28	-	-	-	12.87	0.90%	0.90%	2.95%		21.57%		303,692	108%
2016	10.28	0.24	0.07	0.31	-	-	-	10.59	0.90%	0.90%	2.45%		2.98%		266,742	59%
Class P
2021 (7)	13.33	0.20	2.13	2.33	-	-	-	15.66	0.69%	0.69%	2.76%		17.47%		855,306	20%
2020	14.33	0.23	(1.23)	(1.00)	-	-	-	13.33	0.70%	0.70%	1.94%		(6.98%	)	1,065,402	66%
2019	12.27	0.38	1.68	2.06	-	-	-	14.33	0.69%	0.69%	2.87%		16.83%		1,239,876	27%
2018	14.39	0.36	(2.48)	(2.12)	-	-	-	12.27	0.69%	0.69%	2.56%		(14.79%	)	1,384,976	33%
2017	11.82	0.42	2.15	2.57	-	-	-	14.39	0.70%	0.70%	3.15%		21.81%		1,118,795	108%
2016	11.45	0.29	0.08	0.37	-	-	-	11.82	0.70%	0.70%	2.60%		3.18%		793,592	59%
Health Sciences
Class I
2021 (7)	$57.60	$0.01	$4.35	$4.36	$-	$-	$-	$61.96	1.13%	1.13%	0.04%		7.58%		$481,809	17%
2020	48.49	(0.01)	9.12	9.11	-	-	-	57.60	1.14%	1.14%	(0.03%	)	18.79%		454,545	21%
2019	38.55	0.01	9.93	9.94	-	-	-	48.49	1.14%	1.14%	0.03%		25.77%		420,805	39%
2018	35.73	0.04	2.78	2.82	-	-	-	38.55	1.13%	1.13%	0.10%		7.90%		374,644	30%
2017	28.82	0.01	6.90	6.91	-	-	-	35.73	1.13%	1.13%	0.03%		23.97%		382,294	37%
2016	30.65	0.02	(1.85)	(1.83)	-	-	-	28.82	1.13%	1.13%	0.08%		(5.97%	)	318,388	48%
Class P
2021 (7)	63.36	0.08	4.79	4.87	-	-	-	68.23	0.93%	0.93%	0.26%		7.68%		786	17%
2020	53.23	0.10	10.03	10.13	-	-	-	63.36	0.93%	0.93%	0.16%		19.03%		530	21%
2019	42.24	0.11	10.88	10.99	-	-	-	53.23	0.93%	0.93%	0.24%		26.04%		41	39%
2018	39.06	0.13	3.05	3.18	-	-	-	42.24	0.92%	0.92%	0.31%		8.12%		33	30%
2017	31.44	0.09	7.53	7.62	-	-	-	39.06	0.91%	0.91%	0.24%		24.23%		30	37%
2016	33.37	0.09	(2.02)	(1.93)	-	-	-	31.44	0.92%	0.92%	0.29%		(5.77%	)	24	48%
Real Estate
Class I
2021 (7)	$28.46	($0.09)	$5.86	$5.77	$-	$-	$-	$34.23	1.07%	0.98%	(0.56%	)	20.25%		$275,991	12%
2020	29.43	0.99	(1.96)	(0.97)	-	-	-	28.46	1.07%	0.98%	3.73%		(3.28%	)	242,921	38%
2019	22.41	0.49	6.53	7.02	-	-	-	29.43	1.06%	0.97%	1.80%		31.28%		282,511	33%
2018	24.22	0.91	(2.72)	(1.81)	-	-	-	22.41	1.07%	1.05%	3.91%		(7.45%	)	232,920	87%
2017	23.46	0.01	0.75	0.76	-	-	-	24.22	1.06%	1.06%	0.06%		3.24%		285,963	44%
2016	22.01	0.59	0.86	1.45	-	-	-	23.46	1.06%	1.06%	2.59%		6.59%		313,208	21%
Class P
2021 (7)	29.81	(0.05)	6.12	6.07	-	-	-	35.88	0.87%	0.78%	(0.30%	)	20.36%		229,889	12%
2020	30.76	1.00	(1.95)	(0.95)	-	-	-	29.81	0.87%	0.78%	3.57%		(3.08%	)	235,401	38%
2019	23.38	0.56	6.82	7.38	-	-	-	30.76	0.87%	0.78%	1.95%		31.55%		404,175	33%
2018	25.22	0.92	(2.76)	(1.84)	-	-	-	23.38	0.87%	0.86%	3.81%		(7.27%	)	147,732	87%
2017	24.38	(0.08)	0.92	0.84	-	-	-	25.22	0.86%	0.86%	(0.33%	)	3.44%		249,186	44%
2016	22.82	0.64	0.92	1.56	-	-	-	24.38	0.86%	0.86%	2.69%		6.80%		370,544	21%

See Notes to Financial Statements	See explanation of references on B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data									Ratios to Average Net Assets				Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Technology
Class I
2021 (7)	$14.52	($0.06)		$1.72	$1.66	$-	$-	$-	$16.18	1.14%	1.14%	(0.76%	)	11.32%		$303,593	22%
2020	9.86	(0.09)		4.75	4.66	-	-	-	14.52	1.14%	1.14%	(0.78%	)	47.24%		287,129	44%
2019	7.23	(0.06)		2.69	2.63	-	-	-	9.86	1.15%	1.15%	(0.71%	)	36.32%		189,301	28%
2018	7.11	(0.05)		0.17	0.12	-	-	-	7.23	1.14%	1.14%	(0.63%	)	1.79%		145,479	31%
2017	5.12	(0.03)		2.02	1.99	-	-	-	7.11	1.14%	1.14%	(0.54%	)	38.78%		134,386	31%
2016	5.48	(0.03)		(0.33)	(0.36)	-	-	-	5.12	1.16%	1.16%	(0.53%	)	(6.61%	)	87,182	104%
Class P
2021 (7)	18.45	(0.06)		2.19	2.13	-	-	-	20.58	0.93%	0.93%	(0.58%	)	11.43%		831	22%
2020	12.51	(0.10)		6.04	5.94	-	-	-	18.45	0.94%	0.94%	(0.61%	)	47.54%		482	44%
2019	9.15	(0.05)		3.41	3.36	-	-	-	12.51	0.93%	0.93%	(0.48%	)	36.63%		26	28%
2018	8.97	(0.04)		0.22	0.18	-	-	-	9.15	0.93%	0.93%	(0.42%	)	2.00%		17	31%
2017	6.45	(0.03)		2.55	2.52	-	-	-	8.97	0.92%	0.92%	(0.33%	)	39.08%		16	31%
2016	6.89	(0.02)		(0.42)	(0.44)	-	-	-	6.45	0.94%	0.94%	(0.32%	)	(6.41%	)	12	104%
ESG Diversified
Class I
04/30/2021 - 06/30/2021 (7)	$10.00	$-	(9)	$0.20	$0.20	$-	$-	$-	$10.20	0.95%	0.50%	0.05%		1.98%		$12,404	0%	(10)
Class P
04/30/2021 - 06/30/2021 (7)	10.00	-	(9)	0.20	0.20	-	-	-	10.20	0.75%	0.30%	0.24%		2.01%		102	0%	(10)
PSF DFA Balanced Allocation
Class D
2021 (7)	$15.04	$0.09		$1.12	$1.21	$-	$-	$-	$16.25	0.48%	0.48%	1.16%		8.03%		$359,514	14%
2020	13.42	0.19		1.43	1.62	-	-	-	15.04	0.49%	0.49%	1.44%		12.11%		310,280	11%
2019	11.20	0.24		1.98	2.22	-	-	-	13.42	0.50%	0.50%	1.90%		19.75%		243,088	15%
2018	11.94	0.32		(1.06)	(0.74)	-	-	-	11.20	0.54%	0.54%	2.69%		(6.19%	)	161,971	11%
2017	10.57	0.30		1.07	1.37	-	-	-	11.94	0.59%	0.55%	2.65%		12.98%		102,404	16%
04/29/2016 - 12/31/2016	10.00	0.24		0.33	0.57	-	-	-	10.57	0.85%	0.55%	3.50%		5.72%		33,115	30%
Class P
2021 (7)	15.09	0.13		1.10	1.23	-	-	-	16.32	0.23%	0.23%	1.71%		8.17%		234	14%
2020	13.42	0.28		1.39	1.67	-	-	-	15.09	0.23%	0.23%	2.01%		12.40%		100	11%
10/31/2019 - 12/31/2019	12.97	0.08		0.37	0.45	-	-	-	13.42	0.23%	0.23%	3.77%		3.53%		24	15%
Pacific Dynamix-Conservative Growth
Class I
2021 (7)	$19.49	($0.04)		$0.98	$0.94	$-	$-	$-	$20.43	0.42%	0.37%	(0.38%	)	4.80%		$650,616	10%
2020	17.37	(0.07)		2.19	2.12	-	-	-	19.49	0.43%	0.37%	(0.37%	)	12.21%		644,310	24%
2019	15.04	(0.06)		2.39	2.33	-	-	-	17.37	0.42%	0.37%	(0.37%	)	15.47%		573,500	13%
2018	15.64	(0.06)		(0.54)	(0.60)	-	-	-	15.04	0.43%	0.38%	(0.38%	)	(3.84%	)	516,504	9%
2017	14.23	(0.06)		1.47	1.41	-	-	-	15.64	0.42%	0.37%	(0.37%	)	9.94%		554,361	11%
2016	13.32	(0.05)		0.96	0.91	-	-	-	14.23	0.42%	0.37%	(0.37%	)	6.84%		522,146	8%
Class P
2021 (7)	19.53	(0.02)		0.98	0.96	-	-	-	20.49	0.22%	0.17%	(0.17%	)	4.91%		1,334	10%
2020	17.37	(0.03)		2.19	2.16	-	-	-	19.53	0.23%	0.17%	(0.17%	)	12.44%		565	24%
10/31/2019 - 12/31/2019	16.92	(-	) (9)	0.45	0.45	-	-	-	17.37	0.22%	0.17%	(0.17%	)	2.70%		58	13%

See Notes to Financial Statements	See explanation of references on B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data									Ratios to Average Net Assets				Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Dynamix-Moderate Growth
Class I
2021 (7)	$25.21	($0.05)		$2.00	$1.95	$-	$-	$-	$27.16	0.42%	0.37%	(0.38%	)	7.75%		$2,905,656	11%
2020	22.00	(0.08)		3.29	3.21	-	-	-	25.21	0.42%	0.37%	(0.37%	)	14.58%		2,734,225	21%
2019	18.50	(0.07)		3.57	3.50	-	-	-	22.00	0.42%	0.37%	(0.37%	)	18.94%		2,535,186	10%
2018	19.58	(0.07)		(1.01)	(1.08)	-	-	-	18.50	0.42%	0.37%	(0.37%	)	(5.53%	)	2,250,973	8%
2017	17.21	(0.07)		2.44	2.37	-	-	-	19.58	0.41%	0.36%	(0.36%	)	13.79%		2,413,720	6%
2016	15.87	(0.06)		1.40	1.34	-	-	-	17.21	0.42%	0.37%	(0.37%	)	8.45%		2,022,205	5%
Class P
2021 (7)	25.27	(0.02)		2.00	1.98	-	-	-	27.25	0.22%	0.17%	(0.17%	)	7.86%		5,888	11%
2020	22.01	(0.04)		3.30	3.26	-	-	-	25.27	0.22%	0.17%	(0.17%	)	14.81%		1,343	21%
10/31/2019 - 12/31/2019	21.21	(0.01)		0.81	0.80	-	-	-	22.01	0.21%	0.16%	(0.16%	)	3.75%		303	10%
Pacific Dynamix-Growth
Class I
2021 (7)	$28.85	($0.06)		$3.02	$2.96	$-	$-	$-	$31.81	0.42%	0.37%	(0.37%	)	10.28%		$1,554,995	10%
2020	24.91	(0.09)		4.03	3.94	-	-	-	28.85	0.42%	0.37%	(0.37%	)	15.79%		1,267,281	19%
2019	20.26	(0.08)		4.73	4.65	-	-	-	24.91	0.42%	0.37%	(0.37%	)	22.94%		868,260	14%
2018	21.86	(0.08)		(1.52)	(1.60)	-	-	-	20.26	0.42%	0.37%	(0.37%	)	(7.28%	)	717,105	14%
2017	18.60	(0.07)		3.33	3.26	-	-	-	21.86	0.42%	0.36%	(0.36%	)	17.52%		772,806	13%
2016	16.88	(0.06)		1.78	1.72	-	-	-	18.60	0.42%	0.37%	(0.37%	)	10.17%		624,976	10%
Class P
2021 (7)	28.91	(0.03)		3.04	3.01	-	-	-	31.92	0.22%	0.17%	(0.17%	)	10.40%		7,652	10%
2020	24.92	(0.04)		4.03	3.99	-	-	-	28.91	0.22%	0.17%	(0.17%	)	16.02%		3,086	19%
10/31/2019 - 12/31/2019	23.78	(0.01)		1.15	1.14	-	-	-	24.92	0.21%	0.18%	(0.18%	)	4.77%		85	14%
Portfolio Optimization Conservative
Class I
2021 (7)	$14.99	($0.02)		$0.25	$0.23	$-	$-	$-	$15.22	0.32%	0.32%	(0.32%	)	1.53%		$1,569,178	9%
2020	13.89	(0.04)		1.14	1.10	-	-	-	14.99	0.32%	0.32%	(0.32%	)	7.88%		1,677,166	47%
2019	12.38	(0.04)		1.55	1.51	-	-	-	13.89	0.32%	0.32%	(0.32%	)	12.20%		1,547,975	25%
2018	12.81	(0.04)		(0.39)	(0.43)	-	-	-	12.38	0.32%	0.32%	(0.32%	)	(3.38%	)	1,513,368	18%
2017	11.93	(0.04)		0.92	0.88	-	-	-	12.81	0.32%	0.32%	(0.31%	)	7.37%		1,819,223	11%
2016	11.28	(0.04)		0.69	0.65	-	-	-	11.93	0.32%	0.32%	(0.32%	)	5.83%		2,019,885	29%
Class P
2021 (7)	15.02	(0.01)		0.26	0.25	-	-	-	15.27	0.12%	0.12%	(0.12%	)	1.63%		181	9%
2020	13.90	(0.02)		1.14	1.12	-	-	-	15.02	0.12%	0.12%	(0.12%	)	8.10%		178	47%
10/31/2019 - 12/31/2019	13.68	(-	) (9)	0.22	0.22	-	-	-	13.90	0.11%	0.11%	(0.11%	)	1.61%		159	25%
Portfolio Optimization Moderate-Conservative
Class I
2021 (7)	$16.73	($0.03)		$0.79	$0.76	$-	$-	$-	$17.49	0.32%	0.32%	(0.32%	)	4.50%		$2,322,974	12%
2020	15.22	(0.05)		1.56	1.51	-	-	-	16.73	0.32%	0.32%	(0.32%	)	9.97%		2,366,379	29%
2019	13.20	(0.05)		2.07	2.02	-	-	-	15.22	0.32%	0.32%	(0.32%	)	15.28%		2,439,237	19%
2018	13.89	(0.04)		(0.65)	(0.69)	-	-	-	13.20	0.32%	0.32%	(0.32%	)	(4.99%	)	2,436,704	19%
2017	12.54	(0.04)		1.39	1.35	-	-	-	13.89	0.31%	0.31%	(0.31%	)	10.79%		3,012,199	9%
2016	11.74	(0.04)		0.84	0.80	-	-	-	12.54	0.32%	0.32%	(0.32%	)	6.78%		3,501,918	16%
Class P
2021 (7)	16.77	(0.01)		0.79	0.78	-	-	-	17.55	0.12%	0.12%	(0.12%	)	4.60%		308	12%
2020	15.22	(0.02)		1.57	1.55	-	-	-	16.77	0.12%	0.12%	(0.12%	)	10.19%		292	29%
10/31/2019 - 12/31/2019	14.84	(-	) (9)	0.38	0.38	-	-	-	15.22	0.11%	0.11%	(0.11%	)	2.56%		250	19%

See Notes to Financial Statements	See explanation of references on B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data									Ratios to Average Net Assets				Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Portfolio Optimization Moderate
Class I
2021 (7)	$18.40	($0.03)		$1.21	$1.18	$-	$-	$-	$19.58	0.32%	0.32%	(0.32%	)	6.45%		$9,852,691	11%
2020	16.45	(0.05)		2.00	1.95	-	-	-	18.40	0.32%	0.32%	(0.32%	)	11.83%		9,839,706	23%
2019	13.89	(0.05)		2.61	2.56	-	-	-	16.45	0.32%	0.32%	(0.32%	)	18.46%		9,999,658	24%
2018	14.86	(0.05)		(0.92)	(0.97)	-	-	-	13.89	0.32%	0.32%	(0.32%	)	(6.55%	)	9,804,910	19%
2017	13.13	(0.04)		1.77	1.73	-	-	-	14.86	0.31%	0.31%	(0.31%	)	13.22%		12,153,581	9%
2016	12.14	(0.04)		1.03	0.99	-	-	-	13.13	0.32%	0.32%	(0.32%	)	8.08%		12,248,929	14%
Class P
2021 (7)	18.44	(0.01)		1.22	1.21	-	-	-	19.65	0.12%	0.12%	(0.12%	)	6.55%		1,651	11%
2020	16.46	(0.02)		2.00	1.98	-	-	-	18.44	0.12%	0.12%	(0.12%	)	12.05%		1,410	23%
10/31/2019 - 12/31/2019	15.94	(-	) (9)	0.52	0.52	-	-	-	16.46	0.11%	0.11%	(0.11%	)	3.25%		1,026	24%
Portfolio Optimization Growth
Class I
2021 (7)	$19.99	($0.03)		$1.89	$1.86	$-	$-	$-	$21.85	0.32%	0.32%	(0.32%	)	9.30%		$8,878,330	11%
2020	17.73	(0.06)		2.32	2.26	-	-	-	19.99	0.32%	0.32%	(0.32%	)	12.72%		8,618,177	20%
2019	14.58	(0.05)		3.20	3.15	-	-	-	17.73	0.32%	0.32%	(0.32%	)	21.65%		8,651,630	28%
2018	15.88	(0.05)		(1.25)	(1.30)	-	-	-	14.58	0.32%	0.32%	(0.32%	)	(8.19%	)	8,221,474	19%
2017	13.64	(0.05)		2.29	2.24	-	-	-	15.88	0.31%	0.31%	(0.31%	)	16.38%		10,373,218	12%
2016	12.54	(0.04)		1.14	1.10	-	-	-	13.64	0.32%	0.32%	(0.32%	)	8.81%		10,222,380	17%
Class P
2021 (7)	20.03	(0.01)		1.90	1.89	-	-	-	21.92	0.12%	0.12%	(0.12%	)	9.41%		2,358	11%
2020	17.74	(0.02)		2.31	2.29	-	-	-	20.03	0.12%	0.12%	(0.12%	)	12.95%		1,990	20%
10/31/2019 - 12/31/2019	17.03	(-	) (9)	0.71	0.71	-	-	-	17.74	0.11%	0.11%	(0.11%	)	4.15%		886	28%
Portfolio Optimization Aggressive-Growth
Class I
2021 (7)	$20.65	($0.03)		$2.38	$2.35	$-	$-	$-	$23.00	0.32%	0.32%	(0.32%	)	11.37%		$2,070,331	12%
2020	18.37	(0.06)		2.34	2.28	-	-	-	20.65	0.32%	0.32%	(0.32%	)	12.46%		1,962,163	19%
2019	14.84	(0.05)		3.58	3.53	-	-	-	18.37	0.32%	0.32%	(0.32%	)	23.76%		1,975,940	24%
2018	16.38	(0.05)		(1.49)	(1.54)	-	-	-	14.84	0.32%	0.32%	(0.32%	)	(9.39%	)	1,850,216	18%
2017	13.81	(0.05)		2.62	2.57	-	-	-	16.38	0.31%	0.31%	(0.31%	)	18.60%		2,314,010	14%
2016	12.63	(0.04)		1.22	1.18	-	-	-	13.81	0.32%	0.32%	(0.32%	)	9.33%		2,222,199	11%
Class P
2021 (7)	20.70	(0.01)		2.39	2.38	-	-	-	23.08	0.12%	0.12%	(0.12%	)	11.48%		906	12%
2020	18.37	(0.02)		2.35	2.33	-	-	-	20.70	0.12%	0.12%	(0.12%	)	12.68%		579	19%
10/31/2019 - 12/31/2019	17.54	(-	) (9)	0.83	0.83	-	-	-	18.37	0.11%	0.11%	(0.11%	)	4.76%		203	24%
PD 1-3 Year Corporate Bond
Class P
2021 (7)	$11.39	$0.07		($0.05)	$0.02	$-	$-	$-	$11.41	0.22%	0.22%	1.18%		0.11%		$223,679	27%
2020	11.07	0.23		0.09	0.32	-	-	-	11.39	0.22%	0.22%	2.02%		2.94%		219,296	78%
2019	10.55	0.28		0.24	0.52	-	-	-	11.07	0.23%	0.23%	2.62%		4.96%		240,371	53%
2018	10.41	0.23		(0.09)	0.14	-	-	-	10.55	0.23%	0.23%	2.17%		1.33%		211,190	56%
2017	10.25	0.17		(0.01)	0.16	-	-	-	10.41	0.23%	0.23%	1.68%		1.50%		212,208	57%
2016	10.07	0.15		0.03	0.18	-	-	-	10.25	0.23%	0.23%	1.47%		1.80%		175,231	57%

See Notes to Financial Statements	See explanation of references on B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD Aggregate Bond Index
Class P
2021 (7)	$14.21	$0.11	($0.35)	($0.24)	$-	$-	$-	$13.97	0.19%	0.19%	1.60%	(1.67%	)	$1,109,212	45%
2020	13.26	0.28	0.67	0.95	-	-	-	14.21	0.19%	0.19%	2.02%	7.15%		995,115	86%
2019	12.23	0.33	0.70	1.03	-	-	-	13.26	0.20%	0.20%	2.58%	8.43%		897,405	32%
2018	12.25	0.31	(0.33)	(0.02)	-	-	-	12.23	0.20%	0.20%	2.61%	(0.14%	)	1,033,233	43%
2017	11.85	0.28	0.12	0.40	-	-	-	12.25	0.20%	0.20%	2.32%	3.37%		1,028,214	55%
2016	11.58	0.26	0.01	0.27	-	-	-	11.85	0.20%	0.20%	2.18%	2.34%		868,896	52%
PD High Yield Bond Market
Class P
2021 (7)	$18.12	$0.49	$0.17	$0.66	$-	$-	$-	$18.78	0.22%	0.22%	5.35%	3.65%		$517,591	13%
2020	16.98	0.96	0.18	1.14	-	-	-	18.12	0.23%	0.23%	5.76%	6.71%		454,951	32%
2019	14.84	0.95	1.19	2.14	-	-	-	16.98	0.26%	0.26%	5.84%	14.39%		364,770	27%
2018	15.24	0.89	(1.29)	(0.40)	-	-	-	14.84	0.31%	0.31%	5.82%	(2.57%	)	183,329	24%
2017	14.25	0.85	0.14	0.99	-	-	-	15.24	0.32%	0.32%	5.68%	6.93%		191,452	26%
2016	12.20	0.80	1.25	2.05	-	-	-	14.25	0.34%	0.34%	6.06%	16.79%		156,806	23%
PD Large-Cap Growth Index
Class P
2021 (7)	$64.56	$0.20	$8.12	$8.32	$-	$-	$-	$72.88	0.17%	0.17%	0.61%	12.88%		$711,517	18%
2020	46.71	0.44	17.41	17.85	-	-	-	64.56	0.17%	0.17%	0.84%	38.22%		832,075	28%
2019	34.32	0.45	11.94	12.39	-	-	-	46.71	0.17%	0.17%	1.10%	36.10%		788,137	26%
2018	34.94	0.44	(1.06)	(0.62)	-	-	-	34.32	0.17%	0.17%	1.17%	(1.78%	)	596,541	23%
2017	26.90	0.39	7.65	8.04	-	-	-	34.94	0.18%	0.18%	1.25%	29.90%		615,085	20%
2016	25.16	0.37	1.37	1.74	-	-	-	26.90	0.17%	0.17%	1.46%	6.91%		470,206	16%
PD Large-Cap Value Index
Class P
2021 (7)	$34.69	$0.36	$5.54	$5.90	$-	$-	$-	$40.59	0.17%	0.17%	1.88%	16.99%		$729,164	15%
2020	33.65	0.74	0.30	1.04	-	-	-	34.69	0.17%	0.17%	2.48%	3.10%		788,962	47%
2019	26.64	0.77	6.24	7.01	-	-	-	33.65	0.17%	0.17%	2.51%	26.32%		801,722	21%
2018	29.08	0.71	(3.15)	(2.44)	-	-	-	26.64	0.17%	0.17%	2.46%	(8.41%	)	620,769	20%
2017	25.63	0.62	2.83	3.45	-	-	-	29.08	0.18%	0.18%	2.31%	13.48%		693,741	18%
2016	21.90	0.59	3.14	3.73	-	-	-	25.63	0.16%	0.16%	2.55%	17.00%		564,780	25%
PD Mid-Cap Index
Class P
2021 (7)	$11.24	$0.07	$1.75	$1.82	$-	$-	$-	$13.06	0.17%	0.17%	1.15%	16.14%		$570,235	12%
10/23/2020 - 12/31/2020	10.00	0.04	1.20	1.24	-	-	-	11.24	0.21%	0.21%	2.05%	12.44%		401,976	2%
PD Small-Cap Growth Index
Class P
2021 (7)	$45.98	$0.05	$4.08	$4.13	$-	$-	$-	$50.11	0.22%	0.22%	0.22%	8.97%		$141,951	54%
2020	34.13	0.13	11.72	11.85	-	-	-	45.98	0.25%	0.25%	0.39%	34.71%		54,165	60%
2019	26.64	0.16	7.33	7.49	-	-	-	34.13	0.26%	0.26%	0.51%	28.15%		61,827	43%
2018	29.40	0.14	(2.90)	(2.76)	-	-	-	26.64	0.25%	0.25%	0.47%	(9.42%	)	35,898	40%
2017	24.11	0.16	5.13	5.29	-	-	-	29.40	0.23%	0.23%	0.62%	21.95%		113,300	33%
2016	21.67	0.18	2.26	2.44	-	-	-	24.11	0.20%	0.20%	0.81%	11.27%		137,759	40%

See Notes to Financial Statements	See explanation of references on B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD Small-Cap Value Index
Class P
2021 (7)	$28.49	$0.24	$7.32	$7.56	$-	$-	$-	$36.05	0.20%	0.20%	1.37%	26.53%		$202,912	52%
2020	27.16	0.43	0.90	1.33	-	-	-	28.49	0.26%	0.26%	1.94%	4.92%		47,350	76%
2019	22.25	0.50	4.41	4.91	-	-	-	27.16	0.25%	0.25%	1.99%	22.06%		61,820	37%
2018	25.56	0.47	(3.78)	(3.31)	-	-	-	22.25	0.22%	0.22%	1.81%	(12.97%	)	80,421	37%
2017	23.76	0.44	1.36	1.80	-	-	-	25.56	0.21%	0.21%	1.83%	7.59%		194,343	37%
2016	18.09	0.42	5.25	5.67	-	-	-	23.76	0.19%	0.19%	2.13%	31.35%		227,623	35%
PD Emerging Markets Index
Class P
2021 (7)	$21.15	$0.21	$1.83	$2.04	$-	$-	$-	$23.19	0.50%	0.42%	1.85%	9.61%		$290,647	42%
2020	18.60	0.32	2.23	2.55	-	-	-	21.15	0.53%	0.53%	1.84%	13.76%		245,119	25%
2019	16.07	0.45	2.08	2.53	-	-	-	18.60	0.53%	0.53%	2.59%	15.75%		203,898	16%
2018	18.63	0.35	(2.91)	(2.56)	-	-	-	16.07	0.52%	0.52%	1.98%	(13.77%	)	194,831	13%
2017	13.65	0.28	4.70	4.98	-	-	-	18.63	0.53%	0.53%	1.70%	36.49%		210,750	13%
2016	12.20	0.24	1.21	1.45	-	-	-	13.65	0.58%	0.58%	1.78%	11.93%		127,550	13%
PD International Large-Cap Index
Class P
2021 (7)	$21.72	$0.37	$2.02	$2.39	$-	$-	$-	$24.11	0.26%	0.24%	3.19%	11.00%		$630,483	50%
2020	20.06	0.41	1.25	1.66	-	-	-	21.72	0.26%	0.26%	2.24%	8.25%		613,055	11%
2019	16.49	0.53	3.04	3.57	-	-	-	20.06	0.26%	0.26%	2.88%	21.68%		558,259	10%
2018	19.28	0.50	(3.29)	(2.79)	-	-	-	16.49	0.26%	0.26%	2.67%	(14.44%	)	529,208	8%
2017	15.41	0.45	3.42	3.87	-	-	-	19.28	0.26%	0.26%	2.59%	25.07%		482,781	10%
2016	14.94	0.42	0.05	0.47	-	-	-	15.41	0.26%	0.26%	2.83%	3.14%		441,188	6%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For Funds or classes that commenced operations after January 1, 2016, the first date reported represents the commencement date of operations for the Fund.
(3)	No dividend and capital gain distributions have been made by the Funds under the current dividend and distribution policy.
(4)	The ratios for periods of less than one full year are annualized.
(5)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers and adviser expense reimbursements, if any. The expense ratios for the ESG Diversified, PSF DFA Balanced Allocation, Pacific Dynamix, and Portfolio Optimization Portfolios do not include expenses of their respective underlying funds in which they invest.
(6)	Total returns for periods of less than one full year are not annualized.
(7)	Unaudited for the period ended June 30, 2021.
(8)	The annualized ratios of expenses, excluding interest expense, after expense reductions to average net assets for the period ended June 30, 2021 are as follows:

Portfolio	Class I	Class P
Inflation Managed	0.66%	0.46%

(9)	Reflects an amount rounding to less than $0.01 per share or 0.01%.
(10)	The portfolio turnover rate for ESG Diversified Portfolio reflects an amount rounding to less than 1% for the period ended June 30, 2021.

See Notes to Financial Statements

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (and was reorganized as a Delaware statutory trust on June 30, 2016). Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of June 30, 2021, the Trust was comprised of the following fifty-three separate funds, (each individually a “Fund”, and collectively the “Funds”):

Core Income Portfolio (1)	Mid-Cap Growth Portfolio (1)	Pacific Dynamix — Moderate Growth Portfolio (2)
Diversified Bond Portfolio (1)	Mid-Cap Value Portfolio (1)	Pacific Dynamix — Growth Portfolio (2)
Floating Rate Income Portfolio (1)	Small-Cap Equity Portfolio (1)	Portfolio Optimization Conservative Portfolio (3)
High Yield Bond Portfolio (1)	Small-Cap Growth Portfolio (1)	Portfolio Optimization Moderate-Conservative Portfolio (3)
Inflation Managed Portfolio (1)	Small-Cap Index Portfolio (1)	Portfolio Optimization Moderate Portfolio (3)
Intermediate Bond Portfolio (1)	Small-Cap Value Portfolio (1)	Portfolio Optimization Growth Portfolio (3)
Managed Bond Portfolio (1)	Value Portfolio (1)	Portfolio Optimization Aggressive-Growth Portfolio (3)
Short Duration Bond Portfolio (1)	Value Advantage Portfolio (1)	PD 1-3 Year Corporate Bond Portfolio (4)
Emerging Markets Debt Portfolio (1)	Emerging Markets Portfolio (1)	PD Aggregate Bond Index Portfolio (4)
Dividend Growth Portfolio (1)	International Large-Cap Portfolio (1)	PD High Yield Bond Market Portfolio (4)
Equity Index Portfolio (1)	International Small-Cap Portfolio (1)	PD Large-Cap Growth Index Portfolio (4)
Focused Growth Portfolio (1)	International Value Portfolio (1)	PD Large-Cap Value Index Portfolio (4)
Growth Portfolio (1)	Health Sciences Portfolio	PD Mid-Cap Index Portfolio (4)
Hedged Equity Portfolio	Real Estate Portfolio (1)	PD Small-Cap Growth Index Portfolio (4)
Large-Cap Growth Portfolio (1)	Technology Portfolio	PD Small-Cap Value Index Portfolio (4)
Large-Cap Value Portfolio (1)	ESG Diversified Portfolio	PD Emerging Markets Index Portfolio (formerly named PD Emerging Markets Portfolio) (4)
Main Street® Core Portfolio (1)	PSF DFA Balanced Allocation Portfolio	PD International Large-Cap Index Portfolio (formerly named PD International Large-Cap Portfolio) (4)
Mid-Cap Equity Portfolio (1)	Pacific Dynamix — Conservative Growth Portfolio (2)

(1)	These Funds are collectively known as the “Underlying Funds”
(2)	These Funds are collectively known as the “Pacific Dynamix Portfolios”
(3)	These Funds are collectively known as the “Portfolio Optimization Portfolios”
(4)	These Funds are collectively known as the “Pacific Dynamix Underlying Funds”

The Trust offers three separate share classes: Class D, Class I, and Class P. Each Fund — except for the PSF DFA Balanced Allocation Portfolio and the Pacific Dynamix Underlying Funds — offers both Class I and Class P shares. The PSF DFA Balanced Allocation Portfolio offers Class D and Class P shares. The Pacific Dynamix Underlying Funds offer Class P shares only.

The Portfolio Optimization Portfolios, Pacific Dynamix Portfolios, ESG Diversified Portfolio and the PSF DFA Balanced Allocation Portfolio are known as the “Funds of Funds.”

The Portfolio Optimization Portfolios invest their assets in Class P shares of certain Underlying Funds of the Trust.

The Pacific Dynamix Portfolios invest their assets in Class P shares of the Pacific Dynamix Underlying Funds.

The ESG Diversified Portfolio invests its assets in a variety of eligible affiliated and unaffiliated third-party mutual funds (the “ESG Underlying Funds”) which, in turn, invest in U.S. and foreign equity and debt instruments. The ESG Underlying Funds are offered by Calvert Research and Management, Fidelity Management & Research Company, and Pacific Funds Series Trust, and are not funds of the Trust. Calvert Research and Management and Fidelity Management & Research Company are not affiliated with the Trust, the Distributor or the Investment Adviser. Pacific Funds Series Trust (“Pacific Funds”) is affiliated with the Trust, the Distributor and the Investment Adviser.

The PSF DFA Balanced Allocation Portfolio invests its assets in a variety of eligible third-party mutual funds and/or variable insurance trusts (the “DFA Underlying Funds”) which, in turn, invest in U.S. and foreign equity and debt instruments. The DFA Underlying Funds are offered by Dimensional Investment Group Inc. and/or DFA Investment Dimensions Group Inc., as managed by Dimensional Fund Advisors LP, and are not funds of the Trust. Dimensional Investment Group Inc. and DFA Investment Dimensions Group, Inc. are not affiliated with the Trust, the Distributor or the Investment Adviser.

Class D, Class I, and Class P shares of the Funds of the Trust in this report are offered to certain separate accounts of Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which Funds (and share classes) of the Trust to make available. Not all share classes are available for each Fund.

Main Street is a registered trademark of Invesco Advisers, Inc., or one of its affiliates.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

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A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Fund of the Trust is treated as a partnership for Federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains. No dividend and capital gain distributions have been paid by any Fund during the period ended June 30, 2021.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund, including legal, printing, and support services. All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. NEW ACCOUNTING PRONOUNCEMENT

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on these financial statements.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

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B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its NAV, which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding.

The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of an NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange. The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission “SEC”), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs. The value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges. The Trust may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers. Exchange traded futures contracts, option contracts, and swap agreements for which no approved pricing services are available, are generally valued using the settlement price determined by the relevant exchange.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates are gathered from approved pricing services.

Domestic and Foreign Debt Investments

Debt investments, including short-term debt, are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.

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Investments in Mutual Funds and Variable Insurance Trusts

Fund investments in affiliated or unaffiliated mutual funds (and/or variable insurance trusts) are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available, if there is a trading halt for individual holdings, or if there is an unscheduled market closure (e.g., in the event of a natural disaster, strikes, news of significant governmental actions, regulatory trading halts, system failures, terrorist threats or activities, or armed conflict, etc.). In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value, a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of June 30, 2021, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer

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sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market

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rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. Details of any unfunded loan commitments are disclosed in the Notes to Schedules of Investments.

4. INVESTMENTS AND RISKS

General Investment Risk

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Natural Disasters Risk

Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.

An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of COVID-19 could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time, which could result in losses to a Fund.

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LIBOR Transition Risk

Certain investments in which a Fund invests may rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by the ICE Benchmark Administration (“IBA”). Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. More recently, the IBA announced it will cease publication of U.S. dollar (“USD”) LIBOR for the most common tenors (overnight and one, three, six and twelve months) as of June 30, 2023, and it will cease publication of USD LIBOR for the less commonly used tenors of one week and two months as well as all tenors of non-USD LIBOR as of December 31, 2021.

There remains uncertainty regarding the transition to, and nature of, any selected replacement rates. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions that reference LIBOR and entering into new trades referencing alternative rates. The transition process away from LIBOR may result in increased volatility or illiquidity in markets for the Fund’s investments that currently rely on LIBOR as well as a reduction in the value of these investments. The potential risk of reduction in value of these investments may be heightened for those investments that do not include fallback provisions that address the cessation of LIBOR.

Fund of Funds Investments

The Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations by the Portfolio Optimization Portfolios among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund.

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund.

The ESG Diversified Portfolio is exposed to the same risks as the ESG Underlying Funds in direct proportion to the allocation of its assets among the ESG Underlying Funds. Allocations among the ESG Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the ESG Diversified Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or ESG Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The ESG Diversified Portfolio may invest in any or all of the ESG Underlying Funds, but will not necessarily be invested in every ESG Underlying Fund at any particular time.

The PSF DFA Balanced Allocation Portfolio is exposed to the same risks as the DFA Underlying Funds in direct proportion to the allocation of its assets among the DFA Underlying Funds. Allocations among the DFA Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the PSF DFA Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or DFA Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The PSF DFA Balanced Allocation Portfolio may invest in any or all of the DFA Underlying Funds, but will not necessarily be invested in every DFA Underlying Fund at any particular time.

Funds of Funds shareholders also bear indirectly their proportionate share of the expenses of the underlying funds in which the Funds of Funds invest.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. There is a risk that an issuer

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or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short- term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country, or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The governments of emerging market countries, some with histories of instability and upheaval, may act in an adverse or hostile manner toward private enterprise or foreign investment. Specific actions and effects have included limiting the ability to conduct due diligence on issuers located in emerging market countries; a lack of access by the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers for PCAOB-registered accounting firms located in certain emerging market countries (including China); restricting the ability of U.S. authorities (such as the SEC) to bring and enforce actions against companies and persons located in emerging market countries; and the difficulty or inability of shareholders to seek legal remedies (such as class action lawsuits) against issuers in emerging market countries.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit,” whose transition formally began on January 31, 2020 and was finalized on December 31, 2020. Following the transition period, there is likely to be considerable uncertainty as to the United Kingdom’s post-transition framework, and in particular as to the arrangements which will apply to the United Kingdom’s relationships with the EU and with other countries. There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit may also increase the likelihood that other EU members may decide to leave or be expulsed from the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events and other socio-political or geo-political issues are not known but could have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue, and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

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A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. As compared to a loan instrument that contains numerous covenants that allow lenders the option to force the borrowers to negotiate terms if risks became elevated, the majority of new floating rate loans that are issued are “covenant lite” loans which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer, including the ability to make an acquisition, pay dividends or issue additional debt if they have met certain loan terms. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached, such as permitting an investor to declare a default (and therefore receive collateral), or to force restructurings and other capital changes on struggling borrowers/ issuers. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2021, no participation interest in Senior Loans was held by any of the Funds.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities could include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

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Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions Risk

Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed- delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled

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to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

In the accompanying statements of changes in net assets for the year ended December 31, 2020, net realized gain (loss) and change in net unrealized appreciation (depreciation) have been restated from amounts previously reported due to corrections to sale-buyback financing transactions for the Inflation Managed and Managed Bond Portfolios.

	As Previously Reported for the Year Ended December 31, 2020	Sale-buyback adjustment	As Restated for the Year Ended December 31, 2020
Inflation Managed
Net investment income (loss)	$4,855,396	$-	$4,855,396
Net realized gain (loss)	27,590,426	(29,371,684)	(1,781,258)
Change in net unrealized appreciation (depreciation)	17,295,757	29,371,684	46,667,441

Net Increase (Decrease) in Net Assets Resulting from Operations	49,741,579	-	49,741,579

Managed Bond
Net investment income (loss)	71,965,098	-	71,965,098
Net realized gain (loss)	190,113,101	(73,440,886)	116,672,215
Change in net unrealized appreciation (depreciation)	(12,960,956)	73,440,886	60,479,930

Net Increase (Decrease) in Net Assets Resulting from Operations	$249,117,243	$-	$249,117,243
Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral Risk

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/ or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

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Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

During the reporting period, the following Funds entered into futures contracts for the following reasons: The Diversified Bond Portfolio used futures to manage duration, manage exposure to international bond markets and for yield curve exposure. The Inflation Managed and Managed Bond Portfolios entered into futures contracts to manage interest rate exposure, to provide liquidity, and as a substitute for cash bond exposure. The Short Duration Bond Portfolio used interest rate futures contracts to manage duration and interest rate risk. The Hedged Equity Portfolio used index futures contracts to manage risk. The Equity Index, Small-Cap Equity, Small-Cap Index, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Mid-Cap Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios utilized futures contracts to provide market exposure for cash balances and dividend accruals, as well as to adjust market exposure to extended cash flow needs. The Small-Cap Equity, International Value, and PD Small-Cap Value Index Portfolios utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets for the funds-of-funds. The PD Emerging Markets Index and PD International Large-Cap Index Portfolios utilized futures to equitize large flows of cash.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the following Funds entered into option contracts for the following reasons: The Diversified Bond Portfolio used options to manage duration, manage exposure to international bond markets and yield curve exposure. The Managed Bond Portfolio sold/wrote options on futures, currencies, bond indices, and swaps, and also purchased options on futures, bond indices, currencies and TBAs as a means of capitalizing on anticipated changes in market volatility and to generate income. The Inflation Managed Portfolio sold/wrote options and swaptions on futures, currencies, bond indices, and swaps as a means of capitalizing on anticipated changes in market volatility and to generate income. The Hedged Equity Portfolio purchased and wrote options on indices to manage risk. The Mid-Cap Growth Portfolio purchased and wrote option contracts on individual equity securities and index products to gain exposure to certain companies generate income and to hedge market risk on equity securities.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into forward foreign currency contracts for the following reasons: The Diversified Bond Portfolio used Forward Contracts to take outright positions in a variety of currencies. The Inflation Managed and Managed Bond Portfolios purchased and sold foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge against currency exposure associated with some or all of these investments, and as a part the investment strategy for these Funds. The Emerging Markets Debt Portfolio used Forward Contracts to gain market exposure, for hedging purposes to help protect the Fund’s returns against adverse currency movements, and as a part of the Fund’s investment strategy. The Value Portfolio used Forward Contracts for hedging purpose to help protect the Fund’s returns against adverse currency movement and to isolate stock selection as the primary driver of performance.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into interest rate swap agreements for the following reasons: The Diversified Bond Portfolio entered into interest rate swaps in order to manage duration, manage exposure to international bond markets and yield curve exposure. The Inflation Managed and Managed Bond Portfolios entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure. The Emerging Markets Debt Portfolio entered into interest rate swaps to gain market exposure, for hedging purposes, and as a part of the Fund’s investment strategy.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to the Fund because, in addition to the total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

securities can vary across deals. Prepayments, principal paydowns, and other write-downs or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset- backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2021 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the following Funds entered into credit default swap agreements for the following reasons: The Diversified Bond Portfolio utilized credit default swaps on investment grade indices to adjust credit exposure to certain international bond markets on the margin. The Inflation Managed and Managed Bond Portfolios sold credit protection through credit default swaps on securities and credit indices to obtain exposure to the credit risk of individual securities or to the broader investment grade, high yield, mortgage, emerging markets or other sectors. The Inflation Managed and Managed Bond Portfolios purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, or to take advantage of the basis between the credit default swap and cash bond market.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

During the reporting period, the Inflation Managed Portfolio entered into total return swaps to hedge duration.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities. An exchange traded investment’s value reflects the cumulative value. Only the current day’s variation margin is reported on the Statements of Assets and Liabilities.

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Outstanding purchased options, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
Interest rate contracts	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
Foreign currency contracts	Outstanding purchased options, at value	Outstanding options written, at value
	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2021:

		Asset Derivative Investments, Value
Portfolio	Total Value at June 30, 2021	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$76,821,209	$3,628,707	$-	$9,873,223	$63,319,279
Inflation Managed	4,566,653	17,640	-	2,041,556	2,507,457
Managed Bond	21,629,930	2,221,555	-	8,789,084	10,619,291
Short Duration Bond	59,550	-	-	-	59,550
Emerging Markets Debt	950,444	-	-	937,468	12,976
Equity Index	369,990	-	369,990	-	-
Hedged Equity	407,304	-	407,304	-	-
Value	450,709	-	-	450,709	-
PD Large-Cap Growth Index	78,498	-	78,498	-	-
PD Large-Cap Value Index	55,741	-	55,741	-	-
PD Mid-Cap Index	35,230	-	35,230	-	-
PD Emerging Markets Index	961	-	961	-	-
PD International Large-Cap Index	5,871	-	5,871	-	-

		Liability Derivative Investments, Value
Portfolio	Total Value at June 30, 2021	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($34,016,253)	$-	$-	($12,076,044)	($21,940,209)
Inflation Managed	(5,125,644)	(7,214)	-	(200,927)	(4,917,503)
Managed Bond	(10,966,210)	(151,632)	-	(5,265,321)	(5,549,257)
Short Duration Bond	(556,213)	-	-	-	(556,213)
Emerging Markets Debt	(3,206,009)	-	-	(3,073,839)	(132,170)
Hedged Equity	(389,790)	-	(389,790)	-	-
Mid-Cap Growth	(9,100)	-	(9,100)	-	-
Small-Cap Equity	(294)	-	(294)	-	-
Small-Cap Index	(58,538)	-	(58,538)	-	-
Value	(13,172)	-	-	(13,172)	-
PD Large-Cap Value Index	(47,926)	-	(47,926)	-	-
PD Mid-Cap Index	(69,057)	-	(69,057)	-	-
PD Small-Cap Growth Index	(7,279)	-	(7,279)	-	-
PD Small-Cap Value Index	(12,401)	-	(12,401)	-	-
PD International Large-Cap Index	(163,428)	-	(163,428)	-	-

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on futures contract transactions
Equity contracts	Net realized gain (loss) on purchased option transactions
Interest rate contracts	Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts	Net realized gain (loss) on forward foreign currency contract transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options

The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2021:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($46,338,511)	$14,716,225	$-	$3,494,375	($64,549,111)
Inflation Managed	3,696,387	(30,489)	-	(1,244,595)	4,971,471
Managed Bond	(15,349,668)	1,842,522	-	(12,041,612)	(5,150,578)
Short Duration Bond	2,015,197	-	-	-	2,015,197
Emerging Markets Debt	4,958,245	-	-	4,750,666	207,579
Equity Index	6,907,414	-	6,907,414	-	-
Hedged Equity	(405,289)	-	(405,289)	-	-
Mid-Cap Growth	(2,133,990)	-	(2,133,990)	-	-
Small-Cap Equity	(304,542)	-	(304,542)	-	-
Small-Cap Index	326,419	-	326,419	-	-
Value	710,740	-	-	710,740	-
International Value	(95,697)	-	(95,697)	-	-
PD Large-Cap Growth Index	846,268	-	846,268	-	-
PD Large-Cap Value Index	1,196,535	-	1,196,535	-	-
PD Mid-Cap Index	859,698	-	859,698	-	-
PD Small-Cap Growth Index	12,082	-	12,082	-	-
PD Small-Cap Value Index	277,601	-	277,601	-	-
PD Emerging Markets Index	321,683	-	321,683	-	-
PD International Large-Cap Index	445,282	-	445,282	-	-

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$15,188,098	($7,103,570)	$-	($5,305,731)	$27,597,399
Inflation Managed	1,180,724	56,490	-	3,466,212	(2,341,978)
Managed Bond	22,700,134	963,100	-	15,078,486	6,658,548
Short Duration Bond	(598,875)	-	-	-	(598,875)
Emerging Markets Debt	(7,379,210)	-	-	(6,876,605)	(502,605)
Equity Index	(975,023)	-	(975,023)	-	-
Hedged Equity	3,362	-	3,362	-	-
Mid-Cap Growth	921,287	-	921,287	-	-
Small-Cap Equity	7,401	-	7,401	-	-
Small-Cap Index	25,810	-	25,810	-	-
Value	780,528	-	-	780,528	-
PD Large-Cap Growth Index	(148,838)	-	(148,838)	-	-
PD Large-Cap Value Index	(140,059)	-	(140,059)	-	-
PD Mid-Cap Index	(113,085)	-	(113,085)	-	-
PD Small-Cap Growth Index	(18,013)	-	(18,013)	-	-
PD Small-Cap Value Index	(22,525)	-	(22,525)	-	-
PD Emerging Markets Index	961	-	961	-	-
PD International Large-Cap Index	(157,557)	-	(157,557)	-	-

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

For applicable Funds, the following is a summary of the average number of positions and values of derivative investments by derivative type, which serve as indicators of volume of derivative activity, for the period ended June 30, 2021:

	Average Positions and Value of Derivative Investments by Derivative Type
	Futures Contracts		Forward Contracts		Option Contracts		Swap Agreements
Portfolio	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
Diversified Bond	26	($15,580,887)	25	$2,517,392	52	($1,031,882)	25	$40,928,312
Inflation Managed	18	(86,063)	27	1,053,667	64	(18,877)	47	(732,621)
Managed Bond	5	(1,372,039)	35	(514,082)	7	(242,440)	40	5,375,746
Short Duration Bond	4	378,782	-	-	-	-	-	-
Emerging Markets Debt	-	-	100	(240,127)	-	-	6	30,851
Equity Index	1	672,113	-	-	-	-	-	-
Hedged Equity	1	556	-	-	3	16,958	-	-
Mid-Cap Growth	-	-	-	-	6	602,776	-	-
Small-Cap Equity	1	9,918	-	-	-	-	-	-
Small-Cap Index	1	(143,829)	-	-	-	-	-	-
Value	-	-	7	488,400	-	-	-	-
PD Large-Cap Growth Index	2	96,661	-	-	-	-	-	-
PD Large-Cap Value Index	2	51,889	-	-	-	-	-	-
PD Mid-Cap Index	2	21,852	-	-	-	-	-	-
PD Small-Cap Growth Index	1	3,459	-	-	-	-	-	-
PD Small-Cap Value Index	1	12,607	-	-	-	-	-	-
PD Emerging Markets Index	1	320	-	-	-	-	-	-
PD International Large-Cap Index	2	(52,519)	-	-	-	-	-	-

In addition to the table above, the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the period ended June 30, 2021.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements (or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) as of June 30, 2021:

	Gross Amounts Presented in the Statement of Assets and Liabilities		Gross Amounts Not Offset in Statement of Assets and Liabilities					Gross Amounts Presented in the Statement of Assets and Liabilities		Gross Amounts Not Offset in Statement of Assets and Liabilities
Description		Financial Instrument		Collateral Received		Net Amount			Financial Instrument		Collateral Pledged		Net Amount
	Assets							Liabilities

Diversified Bond
Forward foreign currency contracts	$9,540,641		($2,603,913)		($6,216,289)		$720,439	($2,603,913)		$2,603,913		$-		$-
Option contracts	214,245		-		(124,719)		89,526	-		-		-		-
Swap agreements	-		-		-		-	(241,177)		-		-		(241,177)

Inflation Managed
Forward foreign currency contracts	2,041,556		(188,173)		(1,285,651)		567,732	(200,927)		188,173		12,739		(15)
Option contracts	871,493		(799,413)		(32,091)		39,989	(831,613)		799,413		210		(31,990)
Swap agreements	242,073		-		(62,031)		180,042	-		-		-		-
Sale-buy back financing transactions	-		-		-		-	(395,057,678)		395,057,678		-		-

Managed Bond
Forward foreign currency contracts	8,789,084		(976,767)		(7,479,615)		332,702	(5,265,321)		976,767		4,198,245		(90,309)
Option contracts	26,003		(26,003)		-		-	(156,604)		26,003		4,783		(125,818)
Swap agreements	97,888		-		-		97,888	-		-		-		-

Emerging Markets Debt
Forward foreign currency contracts	937,468		(842,208)		(31,577)		63,683	(3,073,839)		842,208		1,359,430		(872,201)

Value
Forward foreign currency contracts	450,709		(13,172)		-		437,537	(13,172)		13,172		-		-

During the reporting period, certain Funds may have had investments in repurchase agreements. The gross value and related collateral received for these investments, if any, are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral, if any, held by each applicable Fund, exceeded the value of the repurchase agreements as of June 30, 2021.

6. INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life, serves as Investment Adviser to each Fund of the Trust. PLFA receives investment advisory fees from each Fund which are based on annual percentages of the average daily net assets of each Fund. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise for certain Funds. PLFA manages the Pacific Dynamix, Portfolio Optimization, ESG Diversified, and PSF DFA Balanced Allocation Portfolios directly. PLFA, as Investment Adviser to each Fund of the Trust, pays related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of June 30, 2021, the investment advisory fees that PLFA receives from each Fund based upon an annual percentage of the average daily net assets of each Fund, and the sub-adviser of each Fund, are as follows:

Portfolio	Investment Advisory Fee Rate	Advisory Fee Waiver through April 30, 2022 (unless otherwise noted)	Sub-Adviser(s)
Core Income	0.50% on first $4 billion 0.48% on excess		Pacific Asset Management LLC
Diversified Bond	0.40% on first $4 billion 0.38% on excess		Western Asset Management Company, LLC
Floating Rate Income	0.65% on first $1 billion 0.62% on next $1 billion 0.59% on next $2 billion 0.57% on excess	0.05%	Pacific Asset Management LLC
High Yield Bond	0.40% on first $4 billion 0.38% on excess		Pacific Asset Management LLC
Inflation Managed	0.40% on first $4 billion 0.38% on excess		Pacific Investment Management Company LLC
Intermediate Bond	0.40% on first $4 billion 0.38% on excess		J.P. Morgan Investment Management Inc.
Managed Bond	0.40% on first $4 billion 0.38% on excess	0.015%	Pacific Investment Management Company LLC
Short Duration Bond	0.40% on first $4 billion 0.38% on excess		T. Rowe Price Associates, Inc.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio	Investment Advisory Fee Rate	Advisory Fee Waiver through April 30, 2022 (unless otherwise noted)	Sub-Adviser(s)
Emerging Markets Debt	0.785% on first $1 billion 0.755% on next $1 billion 0.725% on next $2 billion 0.705% on excess	0.02%	Ashmore Investment Management Limited
Dividend Growth	0.70% on first $100 million 0.66% on next $900 million 0.63% on next $3 billion 0.61% on excess		T. Rowe Price Associates, Inc.
Equity Index	0.05% on first $4 billion 0.03% on excess		BlackRock Investment Management, LLC
Focused Growth	0.75% on first $100 million 0.71% on next $900 million 0.68% on next $3 billion 0.66% on excess		Janus Capital Management LLC
Growth	0.55% on first $4 billion 0.53% on excess		MFS Investment Management
Hedged Equity	0.60%		J.P. Morgan Investment Management Inc.
Large-Cap Growth	0.75% on first $100 million 0.71% on next $900 million 0.68% on next $3 billion 0.66% on excess	0.045%	BlackRock Investment Management, LLC
Large-Cap Value	0.65% on first $100 million 0.61% on next $900 million 0.58% on next $3 billion 0.56% on excess		ClearBridge Investments, LLC
Main Street Core	0.45% on first $4 billion 0.43% on excess		Invesco Advisers, Inc.
Mid-Cap Equity	0.65% on first $4 billion 0.63% on excess		Scout Investments, Inc.
Mid-Cap Growth	0.70% on first $4 billion 0.68% on excess	0.025%	Delaware Investments Fund Advisers (Ivy Investment Management Company prior to April 30, 2021)
Mid-Cap Value	0.70% on first $1 billion 0.65% on next $1 billion 0.60% on excess		Boston Partners Global Investors, Inc.
Small-Cap Equity	0.75% on first $1 billion 0.72% on next $1 billion 0.69% on next $2 billion 0.67% on excess	0.10%	BlackRock Investment Management, LLC and Franklin Mutual Advisers, LLC (co-sub-advisers)
Small-Cap Growth	0.60% on first $4 billion 0.58% on excess		MFS Investment Management
Small-Cap Index	0.30% on first $4 billion 0.28% on excess		BlackRock Investment Management, LLC
Small-Cap Value	0.75% on first $1 billion 0.72% on next $1 billion 0.69% on next $2 billion 0.67% on excess		AllianceBernstein L.P.
Value	0.75% on first $100 million 0.71% on next $900 million 0.68% on next $3 billion 0.66% on excess	0.075%	American Century Investment Management, Inc.
Value Advantage	0.66% on first $4 billion 0.64% on excess		J.P. Morgan Investment Management Inc.
Emerging Markets	0.80% on first $4 billion 0.78% on excess		Invesco Advisers, Inc.
International Large-Cap	0.85% on first $100 million 0.77% on next $900 million 0.75% on next $3 billion 0.73% on excess	0.03%	MFS Investment Management
International Small-Cap	0.85% on first $1 billion 0.82% on next $1 billion 0.79% on next $2 billion 0.77% on excess		QS Investors, LLC

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio	Investment Advisory Fee Rate	Advisory Fee Waiver through April 30, 2022 (unless otherwise noted)	Sub-Adviser(s)
International Value	0.65% on first $4 billion 0.63% on excess		Wellington Management Company LLP
Health Sciences	0.90% on first $1 billion 0.87% on next $1 billion 0.84% on next $2 billion 0.82% on excess		BlackRock Investment Management, LLC
Real Estate	0.90% on first $100 million 0.82% on next $900 million 0.80% on next $3 billion 0.78% on excess	0.09%	Principal Real Estate Investors, LLC
Technology	0.90% on first $1 billion 0.87% on next $1 billion 0.84% on next $2 billion 0.82% on excess		MFS Investment Management
ESG Diversified PSF DFA Balanced Allocation Pacific Dynamix Portfolios	0.20%
Portfolio Optimization Portfolios	0.10%
PD 1-3 Year Corporate Bond	0.20% on first $50 million 0.19% on next $50 million 0.14% on excess		SSGA Funds Management, Inc.
PD Aggregate Bond Index	0.16% on first $50 million 0.15% on next $50 million 0.14% on excess		SSGA Funds Management, Inc.
PD High Yield Bond Market	0.35% on first $50 million 0.22% on next $50 million 0.14% on excess		SSGA Funds Management, Inc.
PD Large-Cap Growth Index PD Large-Cap Value Index PD Mid-Cap Index PD Small-Cap Growth Index PD Small-Cap Value Index	0.14% on first $300 million 0.12% on excess		BlackRock Investment Management, LLC
PD Emerging Markets Index	0.60% on first $50 million 0.35% on excess	0.44% on first $50 million 0.18% on excess (Effective May 1, 2021)	FIAM LLC serves as the sub-adviser and Geode Capital Management, LLC serves as the sub-subadviser (Dimensional Fund Advisors LP prior to May 1, 2021)
PD International Large-Cap Index	0.25% on first $100 million 0.20% on excess	0.10% on first $100 million 0.05% on excess (Effective May 1, 2021)	FIAM LLC serves as the sub-adviser and Geode Capital Management, LLC serves as the sub-subadviser (Dimensional Fund Advisors LP prior to May 1, 2021)

Pursuant to an Agreement for Administration and Support Services (the “Administration Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Trust’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I, Class D and those Class P shares of the Trust that are offered to certain separate accounts, without remuneration from the Trust. Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for those Class P shares of the Trust that are utilized by the Funds of Funds and is compensated by the Trust for these services.

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust. The Trust adopted a service plan (the “Service Plan”) for Class I shares of each applicable Fund, under which each applicable Fund pays the Distributor an amount at an annual rate of 0.20% of the average daily net assets of each Fund for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Trust, or the variable annuity and variable life insurance contract owners who use the Trust as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Trust; answering shareholder questions regarding the Trust, the Funds, its managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself,

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan was not adopted in accordance with Rule 12b-1 under the 1940 Act.

The Trust has also adopted a distribution and service plan (the “12b-1 Plan”) for Class D shares of each applicable Fund in accordance with Rule 12b-1 under the 1940 Act, pursuant to which Class D shares of each applicable Fund pay a service fee at an annual rate of 0.20% and a distribution fee at an annual rate of 0.05% of the average daily net assets attributed to that share class. The service fees may be used by the Distributor for the types of services provided under the Service Plan discussed above. The distribution fees may be used by the Distributor for any activities or expenses primarily intended to result in the sale of Class D shares or variable contracts offering Class D shares, which may include, but are not limited to: compensation to, and expenses (including overhead expenses) of, financial consultants or other employees of the Distributor or of selling group members who engage in distribution of Class D shares; printing of prospectuses and reports other than for existing contract owners; advertising; and the preparation, printing and distribution of sales literature.

The Service Plan and 12b-1 Plan will each remain in effect as long as their continuance is specifically approved at least annually.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, DISTRIBUTION AND/OR SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific Life from each Fund for the period ended June 30, 2021 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2021 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund (other than the Pacific Dynamix Portfolios, Portfolio Optimization Portfolios and Pacific Dynamix Underlying Funds) for certain operating expenses that exceed an annual rate of 0.10% of a Fund’s average daily net assets through April 30, 2022 (“expense cap”). These operating expenses include, but are not limited to: organizational expenses; domestic custody expenses; expenses for accounting, audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the independent trustees. In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse each Fund for its operating expenses (excluding extraordinary expenses) of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific Dynamix Underlying Funds that exceed an annual rate of 0.59% of a Fund’s average net assets for Class I shares and 0.39% for Class P shares through April 30, 2022. There are no expense caps for the Portfolio Optimization Portfolios and the Pacific Dynamix Underlying Funds.

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund for the period ended June 30, 2021 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of June 30, 2021 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of June 30, 2021 that are subject to recoupment by PLFA from the Funds are as follows:

	Expiration
Portfolio	2021	2022	2023	2024
Pacific Dynamix – Conservative Growth	$240,746	$314,004	$299,326	$138,143
Pacific Dynamix – Moderate Growth	1,136,501	1,220,228	1,115,577	534,332
Pacific Dynamix – Growth	443,429	435,967	476,844	306,613
ESG Diversified				8,387
Hedged Equity				10,680

There was no recoupment of expense reimbursement by PLFA from any Funds for the period ended June 30, 2021.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2021 is as follows:

	Beginning Value as of January 1, 2021	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2021
						Ending Value	Share Balance
ESG Diversified
Pacific Funds ESG Core Bond	$-	$2,356,461	($215)	$-	$16,679	$2,372,925	240,662

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$59,703,352	$2,130,394	$3,420,297	$414,699	($356,251)	$58,471,897	5,126,355
PD Aggregate Bond Index ‘P’	227,234,373	13,837,032	2,777,459	573,440	(4,292,913)	234,574,473	16,785,823
PD High Yield Bond Market ‘P’	93,568,812	4,109,667	3,088,670	1,096,063	2,396,021	98,081,893	5,221,911
PD Large-Cap Growth Index ‘P’	75,866,016	3,019,881	31,652,617	16,945,165	(10,564,331)	53,614,114	735,658
PD Large-Cap Value Index ‘P’	69,080,173	1,070,621	22,283,373	9,334,742	1,063,835	58,265,998	1,435,516
PD Mid-Cap Index ‘P’	36,324,939	5,968,184	5,688,141	1,037,010	4,880,800	42,522,792	3,256,436
PD Small-Cap Growth Index ‘P’	3,377,781	10,303,700	896,746	343,820	113,836	13,242,391	264,281
PD Small-Cap Value Index ‘P’	3,360,409	16,617,468	1,877,639	779,053	275,569	19,154,860	531,317
PD Emerging Markets Index ‘P’	23,516,998	7,142,713	3,753,194	1,262,166	1,194,156	29,362,839	1,266,237
PD International Large-Cap Index ‘P’	53,013,195	497,638	13,848,418	4,691,636	466,095	44,820,146	1,858,897
Total	$645,046,048	$64,697,298	$89,286,554	$36,477,794	($4,823,183)	$652,111,403

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$140,871,632	$4,262,896	$3,398,270	$410,773	($263,695)	$141,883,336	12,439,213
PD Aggregate Bond Index ‘P’	617,911,885	79,592,683	792,554	162,158	(9,137,610)	687,736,562	49,213,472
PD High Yield Bond Market ‘P’	279,755,179	27,946,400	733,308	268,357	10,906,683	318,143,311	16,938,049
PD Large-Cap Growth Index ‘P’	470,836,451	439,555	129,826,812	87,445,092	(44,014,346)	384,879,940	5,281,070
PD Large-Cap Value Index ‘P’	453,040,081	978,415	131,744,399	63,926,242	4,747,365	390,947,704	9,631,889
PD Mid-Cap Index ‘P’	226,356,499	53,582,546	10,040,762	1,661,132	37,894,165	309,453,580	23,698,254
PD Small-Cap Growth Index ‘P’	30,299,321	42,069,278	2,675,058	988,464	2,297,246	72,979,251	1,456,462
PD Small-Cap Value Index ‘P’	30,277,203	78,925,921	3,459,641	1,437,613	7,214,567	114,395,663	3,173,103
PD Emerging Markets Index ‘P’	144,334,894	9,546,613	7,864,100	2,662,948	11,288,405	159,968,760	6,898,461
PD International Large-Cap Index ‘P’	342,630,756	325,835	46,205,087	13,230,258	21,895,562	331,877,324	13,764,473
Total	$2,736,313,901	$297,670,142	$336,739,991	$172,193,037	$42,828,342	$2,912,265,431

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$18,721,433	$4,653,853	$78,411	$4,906	$19,470	$23,321,251	2,044,624
PD Aggregate Bond Index ‘P’	149,971,101	39,621,972	357,678	62,067	(2,377,937)	186,919,525	13,375,701
PD High Yield Bond Market ‘P’	81,627,085	16,636,058	256,375	79,870	3,280,195	101,366,833	5,396,802
PD Large-Cap Growth Index ‘P’	285,372,949	28,679,338	71,335,646	49,030,433	(18,723,900)	273,023,174	3,746,245
PD Large-Cap Value Index ‘P’	266,842,219	20,714,025	50,587,088	22,951,633	20,029,192	279,949,981	6,897,207
PD Mid-Cap Index ‘P’	139,294,527	53,273,435	364,201	59,087	25,996,127	218,258,975	16,714,483
PD Small-Cap Growth Index ‘P’	20,487,670	33,866,489	1,150,115	672,783	1,852,951	55,729,778	1,112,211
PD Small-Cap Value Index ‘P’	13,712,130	52,432,505	1,157,829	303,754	4,062,368	69,352,928	1,923,709
PD Emerging Markets Index ‘P’	77,273,542	17,052,784	1,067,979	353,366	7,704,096	101,315,809	4,369,123
PD International Large-Cap Index ‘P’	217,411,351	20,801,515	8,649,027	3,103,671	21,113,361	253,780,871	10,525,456
Total	$1,270,714,007	$287,731,974	$135,004,349	$76,621,570	$62,955,923	$1,563,019,125

Portfolio Optimization Conservative
Core Income ‘P’	$68,729,398	$923,875	$4,857,094	$768,123	($1,098,109)	$64,466,193	5,031,475
Diversified Bond ‘P’	470,040,121	22,000,276	29,051,647	7,903,247	(17,498,504)	453,393,493	28,071,615
Floating Rate Income ‘P’	25,121,951	213,255	10,212,660	1,782,620	(1,208,153)	15,697,013	1,139,971
High Yield Bond ‘P’	100,583,173	713,778	10,635,533	1,813,843	1,855,013	94,330,274	8,814,959
Inflation Managed ‘P’	50,343,089	472,322	4,479,278	835,637	46,815	47,218,585	3,254,796
Intermediate Bond ‘P’	129,953,152	18,558,323	8,658,548	(62,181)	(1,471,872)	138,318,874	13,809,544
Managed Bond ‘P’	253,767,130	3,351,541	45,417,122	5,907,966	(9,289,519)	208,319,996	12,732,456
Short Duration Bond ‘P’	250,967,822	3,038,202	34,886,267	3,606,940	(3,017,833)	219,708,864	19,525,539
Emerging Markets Debt ‘P’	41,927,637	25,395,668	5,180,996	1,082,432	(566,984)	62,657,757	4,813,207
Dividend Growth ‘P’	31,244,215	676,015	12,821,162	3,913,928	(986,421)	22,026,575	606,037
Equity Index ‘P’	17,699,653	338,610	9,614,713	3,147,697	(1,327,400)	10,243,847	92,442
Focused Growth ‘P’	-	9,063,112	1,519,058	107,590	984,287	8,635,931	142,034
Growth ‘P’	30,231,463	1,447,997	13,058,442	4,776,684	(2,132,367)	21,265,335	330,433
Large-Cap Growth ‘P’	22,668,418	1,031,328	11,949,170	4,659,967	(3,035,849)	13,374,694	489,183
Large-Cap Value ‘P’	31,279,919	973,489	19,762,684	6,754,448	(2,773,199)	16,471,973	464,568
Main Street Core ‘P’	13,472,292	248,969	8,099,538	2,896,252	(1,432,784)	7,085,191	101,419
Mid-Cap Equity ‘P’	10,045,998	581,007	2,471,436	862,076	396,044	9,413,689	229,670
Mid-Cap Growth ‘P’	11,680,220	9,428,686	4,348,457	1,764,920	347,804	18,873,173	560,037
Mid-Cap Value ‘P’	20,292,524	1,172,957	6,527,417	1,584,980	2,157,914	18,680,958	485,733
Small-Cap Equity ‘P’	-	16,633,880	1,210,797	25,044	(65,408)	15,382,719	398,345
Small-Cap Value ‘P’	-	16,776,452	1,552,325	53,778	78,538	15,356,443	426,386
Value ‘P’	13,505,811	4,553,300	3,601,526	381,960	1,586,335	16,425,880	781,290
Value Advantage ‘P’	25,348,693	984,115	12,896,985	3,244,792	1,277,923	17,958,538	765,967
Emerging Markets ‘P’	25,417,385	9,708,367	5,496,889	1,643,422	(77,440)	31,194,845	1,181,663
International Large-Cap ‘P’	16,685,807	471,514	2,937,451	985,028	297,710	15,502,608	1,107,195
International Value ‘P’	16,684,765	754,455	12,322,995	3,395,332	(856,249)	7,655,308	488,913
Total	$1,677,690,636	$149,511,493	$283,570,190	$63,836,525	($37,809,708)	$1,569,658,756

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2021	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2021
						Ending Value	Share Balance
Portfolio Optimization Moderate-Conservative
Core Income ‘P’	$74,778,060	$9,300,230	$1,156,188	$196,584	($257,150)	$82,861,536	6,467,200
Diversified Bond ‘P’	519,170,547	83,571,595	12,992,429	3,642,330	(11,545,314)	581,846,729	36,024,728
Floating Rate Income ‘P’	34,959,953	19,497	12,520,663	1,182,807	(367,098)	23,274,496	1,690,274
High Yield Bond ‘P’	178,794,545	3,080	55,395,154	18,666,211	(13,624,106)	128,444,576	12,002,866
Inflation Managed ‘P’	67,538,008	2,824,694	1,668,187	330,845	1,039,286	70,064,646	4,829,584
Intermediate Bond ‘P’	142,025,089	38,197,708	1,806,627	(11,882)	(1,151,183)	177,253,105	17,696,677
Managed Bond ‘P’	273,835,849	347,339	5,355,664	1,127,239	(3,914,569)	266,040,194	16,260,297
Short Duration Bond ‘P’	169,730,971	337,576	54,838,720	4,254,247	(3,927,683)	115,556,391	10,269,503
Emerging Markets Debt ‘P’	48,154,070	24,137,918	3,317,138	112,294	366,462	69,453,606	5,335,247
Dividend Growth ‘P’	81,566,993	14,097	22,089,770	7,531,496	844,619	67,867,435	1,867,297
Equity Index ‘P’	46,337,548	15,426	19,722,951	8,222,600	(3,096,902)	31,755,721	286,569
Focused Growth ‘P’	-	27,788,396	2,870,805	211,396	3,255,269	28,384,256	466,834
Growth ‘P’	77,267,184	229,147	17,901,831	8,200,271	(33,809)	67,760,962	1,052,908
Large-Cap Growth ‘P’	59,567,451	145,658	20,890,151	9,295,816	(4,122,308)	43,996,466	1,609,182
Large-Cap Value ‘P’	81,586,237	-	41,822,520	16,958,541	(5,954,808)	50,767,450	1,431,823
Main Street Core ‘P’	35,059,078	10,530	16,881,729	8,193,309	(4,085,603)	22,295,585	319,144
Mid-Cap Equity ‘P’	25,028,881	54,083	4,857,231	1,718,284	1,277,398	23,221,415	566,544
Mid-Cap Growth ‘P’	24,894,435	23,206,777	5,721,700	3,076,609	1,876,593	47,332,714	1,404,536
Mid-Cap Value ‘P’	49,440,478	5,368	13,100,859	4,315,128	4,737,075	45,397,190	1,180,396
Small-Cap Equity ‘P’	-	26,550,990	709,879	23,041	(111,506)	25,752,646	666,881
Small-Cap Growth ‘P’	6,368,246	22,834	1,062,073	597,706	(61,821)	5,864,892	138,303
Small-Cap Index ‘P’	12,713,197	71,249	3,256,656	1,098,937	969,589	11,596,316	314,873
Small-Cap Value ‘P’	6,377,535	18,607,620	2,430,572	698,643	1,179,693	24,432,919	678,403
Value ‘P’	36,483,578	16,204,166	5,769,273	2,363,284	3,385,719	52,667,474	2,505,107
Value Advantage ‘P’	69,101,307	2,181	26,929,622	10,989,407	1,737,450	54,900,723	2,341,625
Emerging Markets ‘P’	74,617,321	284,753	9,820,162	4,875,928	(989,641)	68,968,199	2,612,520
International Large-Cap ‘P’	73,593,124	92,239	10,658,851	2,828,678	2,716,784	68,571,974	4,897,405
International Small-Cap ‘P’	12,441,747	9,294	2,788,467	846,036	850,398	11,359,008	611,709
International Value ‘P’	73,732,809	76,424	40,739,361	3,268,188	8,200,929	44,538,989	2,844,522
Real Estate ‘P’	11,998,978	5,322	2,723,437	488,815	1,719,618	11,489,296	320,194
Total	$2,367,163,219	$272,136,191	$421,798,670	$125,302,788	($19,086,619)	$2,323,716,909

Portfolio Optimization Moderate
Core Income ‘P’	$263,705,687	$19,979,103	$1,472,837	$308,886	($833,500)	$281,687,339	21,985,211
Diversified Bond ‘P’	1,854,756,141	174,055,564	22,566,755	6,192,188	(38,299,036)	1,974,138,102	122,227,701
Floating Rate Income ‘P’	94,004,661	18,768	46,909,382	7,047,502	(5,068,747)	49,092,802	3,565,287
High Yield Bond ‘P’	443,904,246	33,153	14,683,525	5,590,808	11,129,910	445,974,592	41,675,354
Inflation Managed ‘P’	89,003,794	9,353,126	1,319,288	259,940	1,763,288	99,060,860	6,828,305
Intermediate Bond ‘P’	506,810,256	101,312,268	2,055,700	(23,919)	(4,843,041)	601,199,864	60,022,869
Managed Bond ‘P’	975,917,831	588,667	67,433,271	9,957,928	(21,113,770)	897,917,385	54,880,441
Short Duration Bond ‘P’	408,289,133	313,225	21,990,675	2,099,865	(1,110,672)	387,600,876	34,446,112
Emerging Markets Debt ‘P’	99,938,382	99,848,330	6,397,800	1,500,383	1,880,381	196,769,676	15,115,338
Dividend Growth ‘P’	516,737,613	-	128,672,390	43,270,559	10,841,192	442,176,974	12,166,008
Equity Index ‘P’	294,569,386	-	122,596,862	48,588,566	(15,720,930)	204,840,160	1,848,514
Focused Growth ‘P’	-	174,269,107	15,186,038	1,198,837	20,795,847	181,077,753	2,978,171
Growth ‘P’	566,294,458	134,790	173,929,999	78,147,221	(25,972,319)	444,674,151	6,909,598
Large-Cap Growth ‘P’	429,626,691	82,863	178,838,784	78,886,054	(46,481,148)	283,275,676	10,360,882
Large-Cap Value ‘P’	461,716,202	-	197,752,452	85,267,959	(19,247,856)	329,983,853	9,306,721
Main Street Core ‘P’	221,218,836	-	98,491,759	51,517,629	(24,745,120)	149,499,586	2,139,968
Mid-Cap Equity ‘P’	136,023,144	-	24,047,586	8,482,003	7,914,978	128,372,539	3,131,969
Mid-Cap Growth ‘P’	192,669,323	94,065,060	30,473,342	16,385,092	13,930,563	286,576,696	8,503,788
Mid-Cap Value ‘P’	243,108,728	-	60,330,288	24,774,474	20,068,394	227,621,308	5,918,498
Small-Cap Equity ‘P’	37,026,315	114,868,571	7,017,013	2,929,786	4,828,172	152,635,831	3,952,604
Small-Cap Growth ‘P’	21,338,556	871	3,199,042	2,025,034	(224,558)	19,940,861	470,236
Small-Cap Index ‘P’	64,179,461	33,561	15,941,977	8,411,085	2,109,953	58,792,083	1,596,374
Small-Cap Value ‘P’	37,615,219	113,515,039	10,501,606	3,382,849	7,760,839	151,772,340	4,214,103
Value ‘P’	207,627,373	125,771,882	27,435,233	9,324,495	25,724,368	341,012,885	16,220,137
Value Advantage ‘P’	391,921,989	-	111,680,670	43,990,241	31,731,147	355,962,707	15,182,515
Emerging Markets ‘P’	415,644,774	139,145	45,668,677	22,625,907	(1,117,115)	391,624,034	14,834,746
International Large-Cap ‘P’	357,854,206	-	43,891,518	12,295,790	14,963,011	341,221,489	24,370,013
International Small-Cap ‘P’	52,005,083	-	10,747,245	3,270,885	3,891,635	48,420,358	2,607,550
International Value ‘P’	360,110,661	136,863	133,233,093	9,121,761	48,996,077	285,132,269	18,210,228
Real Estate ‘P’	99,461,893	-	20,111,367	3,731,670	14,945,454	98,027,650	2,731,924
Total	$9,843,080,042	$1,028,519,956	$1,644,576,174	$590,561,478	$38,497,397	$9,856,082,699

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2021	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2021
						Ending Value	Share Balance
Portfolio Optimization Growth
Core Income ‘P’	$139,763,081	$23,802,940	$490,875	$100,006	($31,777)	$163,143,375	12,733,059
Diversified Bond ‘P’	1,014,282,757	146,577,224	4,405,609	1,165,081	(16,968,635)	1,140,650,818	70,622,783
Floating Rate Income ‘P’	76,568,456	-	34,532,361	5,187,877	(3,518,278)	43,705,694	3,174,057
High Yield Bond ‘P’	249,515,379	8,138,075	1,182,451	308,427	9,566,373	266,345,803	24,889,435
Intermediate Bond ‘P’	280,009,540	65,825,639	951,879	(13,945)	(2,463,775)	342,405,580	34,185,246
Managed Bond ‘P’	532,923,625	-	8,738,437	1,071,111	(6,535,423)	518,720,876	31,704,064
Short Duration Bond ‘P’	190,720,888	24,648,883	360,416	28,008	497,734	215,535,097	19,154,616
Emerging Markets Debt ‘P’	81,904,334	52,148,195	2,279,217	86,035	1,286,555	133,145,902	10,227,924
Dividend Growth ‘P’	585,222,442	-	115,128,500	42,381,657	21,531,793	534,007,392	14,692,620
Equity Index ‘P’	335,512,276	-	125,603,620	54,601,537	(15,875,921)	248,634,272	2,243,720
Focused Growth ‘P’	-	228,427,639	15,241,629	1,203,163	27,816,018	242,205,191	3,983,529
Growth ‘P’	662,662,022	-	139,488,844	63,027,405	6,536,545	592,737,128	9,210,284
Large-Cap Growth ‘P’	499,480,823	-	169,290,694	75,335,388	(32,743,253)	372,782,264	13,634,610
Large-Cap Value ‘P’	516,955,152	-	204,531,191	84,901,366	(9,509,167)	387,816,160	10,937,798
Main Street Core ‘P’	248,584,159	-	99,516,351	51,997,289	(20,853,591)	180,211,506	2,579,585
Mid-Cap Equity ‘P’	174,319,436	-	35,570,851	19,555,004	1,293,015	159,596,604	3,893,758
Mid-Cap Growth ‘P’	232,803,129	88,348,381	27,714,094	14,860,710	19,515,465	327,813,591	9,727,439
Mid-Cap Value ‘P’	321,972,391	-	66,564,746	28,423,776	31,671,104	315,502,525	8,203,542
Small-Cap Equity ‘P’	51,375,717	72,829,302	6,850,666	4,268,679	6,822,380	128,445,412	3,326,177
Small-Cap Growth ‘P’	51,649,686	-	10,697,472	7,123,238	(3,028,173)	45,047,279	1,062,283
Small-Cap Index ‘P’	85,267,083	-	12,124,174	6,285,507	7,807,907	87,236,323	2,368,717
Small-Cap Value ‘P’	47,657,315	76,037,632	8,989,365	3,872,365	9,765,088	128,343,035	3,563,566
Value ‘P’	233,288,089	149,118,106	22,360,669	7,634,034	32,559,792	400,239,352	19,037,219
Value Advantage ‘P’	437,584,460	-	104,403,426	39,000,570	47,032,336	419,213,940	17,880,306
Emerging Markets ‘P’	454,189,616	-	38,376,786	18,961,211	4,481,880	439,255,921	16,639,045
International Large-Cap ‘P’	467,633,391	9,861,160	29,986,485	12,941,502	24,702,578	485,152,146	34,649,530
International Small-Cap ‘P’	90,942,100	-	15,895,447	4,818,647	7,855,171	87,720,471	4,723,954
International Value ‘P’	473,519,609	-	162,757,148	12,392,102	64,317,217	387,471,780	24,746,232
Real Estate ‘P’	85,565,231	-	13,008,477	2,556,126	14,036,918	89,149,798	2,484,508
Total	$8,621,872,187	$945,763,176	$1,477,041,880	$564,073,876	$227,567,876	$8,882,235,235

Portfolio Optimization Aggressive-Growth
Core Income ‘P’	$16,158,686	$3,440,490	$106,943	$16,286	$5,025	$19,513,544	1,522,998
Diversified Bond ‘P’	115,388,304	22,412,445	734,711	113,588	(1,755,994)	135,423,632	8,384,681
Floating Rate Income ‘P’	8,527,764	345,189	8,982,765	1,273,603	(1,163,791)	-	-
High Yield Bond ‘P’	55,786,470	4,363,516	471,920	78,334	2,204,185	61,960,585	5,790,082
Intermediate Bond ‘P’	31,858,733	9,510,621	213,193	(3,203)	(242,811)	40,910,147	4,084,406
Managed Bond ‘P’	60,217,955	2,844,234	1,035,655	111,621	(677,691)	61,460,464	3,756,445
Short Duration Bond ‘P’	15,585,954	4,561,543	70,699	5,493	41,904	20,124,195	1,788,438
Emerging Markets Debt ‘P’	18,089,720	13,090,469	500,753	92,529	280,307	31,052,272	2,385,355
Dividend Growth ‘P’	141,765,471	5,416	19,021,303	8,027,739	8,307,178	139,084,501	3,826,756
Equity Index ‘P’	81,518,020	-	26,999,910	11,904,530	(2,127,667)	64,294,973	580,209
Focused Growth ‘P’	-	59,187,308	3,750,080	292,323	7,230,655	62,960,206	1,035,501
Growth ‘P’	159,052,453	1,596,266	26,349,274	12,957,586	4,960,073	152,217,104	2,365,235
Large-Cap Growth ‘P’	120,958,414	820,243	36,222,177	16,492,661	(5,401,538)	96,647,603	3,534,912
Large-Cap Value ‘P’	125,205,733	-	47,311,799	16,886,533	1,663,177	96,443,644	2,720,054
Main Street Core ‘P’	59,910,716	827	21,463,028	10,658,223	(2,893,120)	46,213,618	661,511
Mid-Cap Equity ‘P’	53,450,653	12,901	12,253,264	6,749,349	(385,873)	47,573,766	1,160,681
Mid-Cap Growth ‘P’	75,704,831	24,791,617	8,236,536	4,424,145	6,400,534	103,084,591	3,058,900
Mid-Cap Value ‘P’	95,480,788	-	14,751,715	6,312,684	11,871,174	98,912,931	2,571,886
Small-Cap Equity ‘P’	15,634,688	20,954,222	1,960,258	779,320	2,607,546	38,015,518	984,436
Small-Cap Growth ‘P’	19,961,224	13,457	4,699,412	1,844,979	(288,756)	16,831,492	396,912
Small-Cap Index ‘P’	23,221,238	4,353,920	2,930,050	1,519,465	2,394,823	28,559,396	775,470
Small-Cap Value ‘P’	14,852,020	21,510,789	2,711,005	1,165,344	3,076,690	37,893,838	1,052,158
Value ‘P’	56,562,323	37,771,440	5,021,720	1,247,218	8,630,605	99,189,866	4,717,925
Value Advantage ‘P’	105,300,475	-	22,651,407	8,482,304	12,478,760	103,610,132	4,419,178
Emerging Markets ‘P’	142,538,205	1,862,909	8,389,219	3,241,987	4,274,622	143,528,504	5,436,870
International Large-Cap ‘P’	140,096,911	146,809	17,043,475	5,619,195	4,940,187	133,759,627	9,553,102
International Small-Cap ‘P’	30,599,659	-	4,302,236	1,314,442	3,031,641	30,643,506	1,650,225
International Value ‘P’	141,362,356	349,443	34,625,468	4,803,033	18,618,640	130,508,004	8,335,011
Real Estate ‘P’	38,351,351	9,359	13,368,931	2,055,844	4,144,985	31,192,608	869,304
Total	$1,963,141,115	$233,955,433	$346,178,906	$128,467,155	$92,225,470	$2,071,610,267

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

As of March 31, 2021, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Portfolio	Ownership Percentage
Hedged Equity	58.46%
ESG Diversified	81.55%

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts as compensation for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed.

Amounts in the deferral account are obligations of certain Funds of the Trust at the time of such deferral and are payable in accordance with the Plan. An independent trustee who defers compensation has the option to select one or more credit rate options for their deferred account that track the total return of certain Funds and share classes of the Trust or Pacific Funds (without a sales load). The obligation of certain Funds of the Trust under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of certain Funds of the Trust to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation due to the DCP Liability is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2021, such expenses increased by $246,857 for the applicable Funds of the Trust as a result of the market value appreciation on such accounts. As of June 30, 2021, the total amount in the DCP Liability accounts was $2,448,834 for all applicable Funds of the Trust.

E. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

G. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust, affiliated funds outside of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board receives a written representation from the Trust’s Chief Compliance Officer that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended June 30, 2021, the purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act are summarized in the following table:

Portfolio	Purchases	Sales	Net Realized Gain (Loss)
Small-Cap Equity	$849,655	$725,861	$158,731
Small-Cap Index	226,275	330,376	218,849
PD Large-Cap Growth Index	1,525,690	1,283,108	274,672
PD Large-Cap Value Index	1,417,440	1,474,505	522,523
PD Small-Cap Growth Index	1,560,415	2,239,349	100,128
PD Small-Cap Value Index	1,380,715	906,991	143,327

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is Applicable Rate (0.10% plus (the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate)) plus an applicable margin of 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of June 30, 2021, the actual interest rate on borrowing by the Trust was 1.35%. The committed line of credit will expire on October 12, 2021, unless renewed, and is available to all Funds except the Hedged Equity, ESG Diversified, PSF DFA Balanced Allocation, Pacific Dynamix, Portfolio Optimization, PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, and PD High Yield Bond Market Portfolios. The commitment

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

fees and interest incurred by each applicable Fund are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable Fund had a loan outstanding were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Focused Growth	1.36%	$1,956,430
Growth	1.34%	2,119,288
Large-Cap Growth	1.34%	3,847,514
Large-Cap Value	1.34%	1,160,929
Main Street Core	1.33%	588,995
Mid-Cap Equity	1.35%	771,464
Mid-Cap Growth	1.34%	5,629,823
Small-Cap Index	1.34%	4,454,558

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
International Small-Cap	1.35%	$1,045,532
Real Estate	1.33%	1,314,358
Technology	1.35%	447,371
PD Small-Cap Growth Index	1.35%	395,186
PD Small-Cap Value Index	1.35%	260,570
PD Emerging Markets Index	1.34%	1,839,453
PD International Large-Cap Index	1.35%	497,674

As of June 30, 2021, the Real Estate Portfolio had loans outstanding in the amount of $203,840 in connection with this revolving line of credit. No other Fund had a loan outstanding in connection with this revolving line of credit agreement as of June 30, 2021.

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2021, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
Core Income	$91,628,057	$84,783,568
Diversified Bond	2,798,835,273	2,747,552,164
Inflation Managed	481,640,998	521,192,720
Intermediate Bond	1,112,363,836	1,071,221,369
Managed Bond	5,695,332,227	6,216,232,879
Short Duration Bond	355,315,489	395,992,600
PD Aggregate Bond Index	546,988,030	445,481,841

	Other Securities
Portfolio	Purchases	Sales
Core Income	$232,157,890	$179,271,065
Diversified Bond	477,747,750	268,977,503
Floating Rate Income	261,831,072	337,437,573
High Yield Bond	400,756,786	455,068,265
Inflation Managed	36,457,192	33,610,434
Intermediate Bond	265,102,861	62,840,213
Managed Bond	195,863,167	396,843,244
Short Duration Bond	269,069,205	287,510,891
Emerging Markets Debt	303,110,835	94,851,698
Dividend Growth	114,689,017	406,418,297
Equity Index	38,173,737	274,822,354
Focused Growth	579,075,585	119,499,743
Growth	164,731,751	558,937,285
Hedged Equity	25,937,211	1,207,909
Large-Cap Growth	268,440,604	713,160,162
Large-Cap Value	179,425,101	694,188,951
Main Street Core	197,225,156	467,221,909
Mid-Cap Equity	586,260,392	687,040,040
Mid-Cap Growth	383,910,432	243,698,455
Mid-Cap Value	99,161,409	235,953,910
Small-Cap Equity	374,482,720	131,081,440
Small-Cap Growth	118,423,795	147,077,732
Small-Cap Index	123,285,601	174,495,763
Small-Cap Value	399,543,625	174,038,737
Value	536,991,676	286,120,960
Value Advantage	159,119,065	420,421,474
Emerging Markets	352,809,361	463,965,519

	Other Securities
Portfolio	Purchases	Sales
International Large-Cap	$90,807,551	$183,268,073
International Small-Cap	48,042,783	87,348,202
International Value	241,459,678	623,212,155
Health Sciences	78,173,902	85,518,296
Real Estate	57,629,729	114,881,724
Technology	61,591,036	81,000,305
ESG Diversified	12,297,997	1,791
PSF DFA Balanced Allocation	71,794,074	46,006,513
Pacific Dynamix — Conservative Growth	64,697,298	89,286,554
Pacific Dynamix — Moderate Growth	297,670,142	336,739,991
Pacific Dynamix — Growth	287,731,974	135,004,349
Portfolio Optimization Conservative	149,511,493	283,570,190
Portfolio Optimization Moderate-Conservative	272,136,191	421,798,670
Portfolio Optimization Moderate	1,028,519,956	1,644,576,174
Portfolio Optimization Growth	945,763,176	1,477,041,880
Portfolio Optimization Aggressive-Growth	233,955,433	346,178,906
PD 1-3 Year Corporate Bond	65,731,807	58,791,561
PD Aggregate Bond Index	56,578,735	21,102,414
PD High Yield Bond Market	124,171,070	64,652,645
PD Large-Cap Growth Index	129,562,477	323,795,407
PD Large-Cap Value Index	114,224,657	290,382,461
PD Mid-Cap Index	153,069,835	56,482,420
PD Small-Cap Growth Index	134,713,689	54,391,602
PD Small-Cap Value Index	210,129,110	68,961,764
PD Emerging Markets Index	128,327,819	109,135,343
PD International Large-Cap Index	299,605,602	348,398,228

10. SECURED BORROWINGS

The contractual maturity of secured borrowings and type of collateral pledged as of June 30, 2021, are summarized in the following table:

		Remaining Contractual Maturity of the Agreements
Secured Borrowings	Collateral Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 Days	Total
Inflation Managed
Sale-buyback financing transactions	U.S. Treasury Obligations	$-	$391,736,288	$3,321,390	$-	$395,057,678

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

11. FEDERAL INCOME TAX INFORMATION

Each Fund is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes. The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments on a tax basis is not applicable to Funds that are treated as partnerships for Federal income tax purposes.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2016.

12. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended June 30, 2021 and the year or period ended December 31, 2020 were as follows:

	Period Ended June 30, 2021	Year Ended December 31, 2020	Period Ended June 30, 2021	Year Ended December 31, 2020	Period Ended June 30, 2021	Year/Period Ended December 31, 2020
	Core Income Portfolio		Diversified Bond Portfolio		Floating Rate Income Portfolio
Class I
Shares sold	407,807	3,345,850	4,808,836	8,993,389	2,137,970	2,858,260
Share repurchased	(470,285)	(2,261,984)	(2,872,777)	(21,546,469)	(673,258)	(4,747,480)
Net Increase (decrease)	(62,478)	1,083,866	1,936,059	(12,553,080)	1,464,712	(1,889,220)
Shares outstanding, beginning of year or period	3,664,360	2,580,494	38,946,205	51,499,285	17,978,892	19,868,112
Shares outstanding, end of year or period	3,601,882	3,664,360	40,882,264	38,946,205	19,443,604	17,978,892

Class P
Shares sold	4,600,064	11,724,619	28,751,415	24,543,163	74,782	1,940,613
Shares repurchased	(639,139)	(12,665,367)	(4,386,824)	(41,859,194)	(8,349,176)	(14,967,889)
Net increase (decrease)	3,960,925	(940,748)	24,364,591	(17,316,031)	(8,274,394)	(13,027,276)
Shares outstanding, beginning of year or period	43,780,275	44,721,023	241,040,582	258,356,613	17,873,639	30,900,915
Shares outstanding, end of year or period	47,741,200	43,780,275	265,405,173	241,040,582	9,599,245	17,873,639

	High Yield Bond Portfolio		Inflation Managed Portfolio		Intermediate Bond Portfolio (1)
Class I
Shares sold	3,375,130	11,921,059	1,920,493	2,114,905
Share repurchased	(3,840,831)	(11,407,785)	(1,326,894)	(3,557,530)
Net Increase (decrease)	(465,701)	513,274	593,599	(1,442,625)
Shares outstanding, beginning of year or period	36,510,241	35,996,967	23,386,581	24,829,206
Shares outstanding, end of year or period	36,044,540	36,510,241	23,980,180	23,386,581

Class P
Shares sold	1,296,113	21,885,154	922,635	4,928,620	23,794,829	108,782,452
Shares repurchased	(7,935,916)	(10,944,104)	(533,818)	(2,809,330)	(1,380,108)	(1,398,430)
Net increase (decrease)	(6,639,803)	10,941,050	388,817	2,119,290	22,414,721	107,384,022
Shares outstanding, beginning of year or period	99,832,500	88,891,450	14,535,162	12,415,872	107,384,022	-
Shares outstanding, end of year or period	93,192,697	99,832,500	14,923,979	14,535,162	129,798,743	107,384,022

	Managed Bond Portfolio		Short Duration Bond Portfolio		Emerging Markets Debt Portfolio
Class I
Shares sold	3,723,396	7,325,165	4,420,456	11,803,870	695,231	3,477,602
Share repurchased	(3,361,670)	(7,361,005)	(3,335,594)	(9,109,893)	(197,468)	(1,250,191)
Net Increase (decrease)	361,726	(35,840)	1,084,862	2,693,977	497,763	2,227,411
Shares outstanding, beginning of year or period	60,188,581	60,224,421	47,588,715	44,894,738	6,482,572	4,255,161
Shares outstanding, end of year or period	60,550,307	60,188,581	48,673,577	47,588,715	6,980,335	6,482,572

Class P
Shares sold	462,496	29,122,395	2,952,300	29,222,545	17,266,947	18,849,504
Shares repurchased	(7,987,522)	(69,200,763)	(9,985,130)	(14,536,268)	(1,367,790)	(52,269,510)
Net increase (decrease)	(7,525,026)	(40,078,368)	(7,032,830)	14,686,277	15,899,157	(33,420,006)
Shares outstanding, beginning of year or period	126,889,794	166,968,162	92,263,289	77,577,012	21,981,149	55,401,155
Shares outstanding, end of year or period	119,364,768	126,889,794	85,230,459	92,263,289	37,880,306	21,981,149

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2021	Year Ended December 31, 2020	Period Ended June 30, 2021	Year Ended December 31, 2020	Period Ended June 30, 2021	Year Ended December 31, 2020
	Dividend Growth Portfolio		Equity Index Portfolio		Focused Growth Portfolio
Class I
Shares sold	439,477	1,107,262	1,028,107	3,888,176	329,266	730,675
Share repurchased	(570,357)	(2,006,500)	(1,179,186)	(4,182,539)	(349,911)	(1,408,758)
Net Increase (decrease)	(130,880)	(899,238)	(151,079)	(294,363)	(20,645)	(678,083)
Shares outstanding, beginning of year or period	17,951,193	18,850,431	33,728,434	34,022,797	5,534,647	6,212,730
Shares outstanding, end of year or period	17,820,313	17,951,193	33,577,355	33,728,434	5,514,002	5,534,647

Class P
Shares sold	26,511	16,366,043	54,947	1,371,535	9,266,697	-
Shares repurchased	(8,863,148)	(7,809,302)	(3,022,930)	(2,114,611)	(660,628)	-
Net increase (decrease)	(8,836,637)	8,556,741	(2,967,983)	(743,076)	8,606,069	-
Shares outstanding, beginning of year or period	42,005,674	33,448,933	8,093,188	8,836,264	843	843
Shares outstanding, end of year or period	33,169,037	42,005,674	5,125,205	8,093,188	8,606,912	843

	Growth Portfolio		Hedged Equity Portfolio (2)		Large-Cap Growth Portfolio
Class I
Shares sold	439,162	1,788,320	2,575,635		1,167,195	3,916,384
Share repurchased	(763,794)	(3,693,598)	(286)		(2,726,305)	(4,179,561)
Net Increase (decrease)	(324,632)	(1,905,278)	2,575,349		(1,559,110)	(263,177)
Shares outstanding, beginning of year or period	15,845,500	17,750,778	-		20,550,938	20,814,115
Shares outstanding, end of year or period	15,520,868	15,845,500	2,575,349		18,991,828	20,550,938

Class P
Shares sold	68,703	6,232,729	10,545		91,198	5,423,968
Shares repurchased	(6,441,085)	(8,754,947)	(117)		(17,229,975)	(19,288,282)
Net increase (decrease)	(6,372,382)	(2,522,218)	10,428		(17,138,777)	(13,864,314)
Shares outstanding, beginning of year or period	26,261,865	28,784,083	-		46,770,062	60,634,376
Shares outstanding, end of year or period	19,889,483	26,261,865	10,428		29,631,285	46,770,062

	Large-Cap Value Portfolio		Main Street Core Portfolio		Mid-Cap Equity Portfolio
Class I
Shares sold	748,134	1,123,922	36,393	122,636	547,628	795,283
Share repurchased	(785,784)	(1,975,475)	(712,154)	(1,774,008)	(1,305,743)	(2,339,391)
Net Increase (decrease)	(37,650)	(851,553)	(675,761)	(1,651,372)	(758,115)	(1,544,108)
Shares outstanding, beginning of year or period	13,797,680	14,649,233	11,639,184	13,290,556	14,313,866	15,857,974
Shares outstanding, end of year or period	13,760,030	13,797,680	10,963,423	11,639,184	13,555,751	14,313,866

Class P
Shares sold	56,435	17,266,785	10,970	3,132,129	18,963	302,954
Shares repurchased	(15,669,521)	(6,190,468)	(3,831,979)	(2,241,811)	(2,021,005)	(14,022,942)
Net increase (decrease)	(15,613,086)	11,076,317	(3,821,009)	890,318	(2,002,042)	(13,719,988)
Shares outstanding, beginning of year or period	40,499,139	29,422,822	9,630,447	8,740,129	10,985,258	24,705,246
Shares outstanding, end of year or period	24,886,053	40,499,139	5,809,438	9,630,447	8,983,216	10,985,258

	Mid-Cap Growth Portfolio		Mid-Cap Value Portfolio		Small-Cap Equity Portfolio
Class I
Shares sold	971,743	2,911,884	974,618	615,774	751,279	485,880
Share repurchased	(2,006,857)	(5,732,037)	(461,316)	(1,379,979)	(268,789)	(585,675)
Net Increase (decrease)	(1,035,114)	(2,820,153)	513,302	(764,205)	482,490	(99,795)
Shares outstanding, beginning of year or period	17,275,465	20,095,618	5,082,820	5,847,025	3,646,247	3,746,042
Shares outstanding, end of year or period	16,240,351	17,275,465	5,596,122	5,082,820	4,128,737	3,646,247

Class P
Shares sold	7,854,261	1,030,104	36,362	1,954,598	6,496,046	94,491
Shares repurchased	(2,382,019)	(12,411,005)	(4,473,243)	(9,192,531)	(492,888)	(2,467,413)
Net increase (decrease)	5,472,242	(11,380,901)	(4,436,881)	(7,237,933)	6,003,158	(2,372,922)
Shares outstanding, beginning of year or period	17,796,080	29,176,981	22,800,092	30,038,025	3,332,377	5,705,299
Shares outstanding, end of year or period	23,268,322	17,796,080	18,363,211	22,800,092	9,335,535	3,332,377

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2021	Year Ended December 31, 2020	Period Ended June 30, 2021	Year Ended December 31, 2020	Period Ended June 30, 2021	Year Ended December 31, 2020
	Small-Cap Growth Portfolio		Small-Cap Index Portfolio		Small-Cap Value Portfolio
Class I
Shares sold	274,022	527,729	1,817,591	1,791,235	1,156,252	1,048,474
Share repurchased	(557,056)	(1,512,051)	(2,629,525)	(3,366,693)	(883,798)	(1,613,382)
Net Increase (decrease)	(283,034)	(984,322)	(811,934)	(1,575,458)	272,454	(564,908)
Shares outstanding, beginning of year or period	6,350,163	7,334,485	19,799,823	21,375,281	8,878,048	9,442,956
Shares outstanding, end of year or period	6,067,129	6,350,163	18,987,889	19,799,823	9,150,502	8,878,048

Class P
Shares sold	932	2,124,667	182,665	2,181,376	6,884,477	88,840
Shares repurchased	(485,569)	(1,258,341)	(993,958)	(2,190,773)	(781,070)	(2,632,309)
Net increase (decrease)	(484,637)	866,326	(811,293)	(9,397)	6,103,407	(2,543,469)
Shares outstanding, beginning of year or period	2,552,370	1,686,044	5,927,788	5,937,185	3,838,027	6,381,496
Shares outstanding, end of year or period	2,067,733	2,552,370	5,116,495	5,927,788	9,941,434	3,838,027

	Value Portfolio		Value Advantage Portfolio		Emerging Markets Portfolio
Class I
Shares sold	237,558	1,437,129	1,313,613	868,192	835,812	1,131,454
Share repurchased	(1,135,431)	(1,947,016)	(307,354)	(485,814)	(1,069,269)	(3,356,707)
Net Increase (decrease)	(897,873)	(509,887)	1,006,259	382,378	(233,457)	(2,225,253)
Shares outstanding, beginning of year or period	15,048,819	15,558,706	2,988,051	2,605,673	19,461,652	21,686,905
Shares outstanding, end of year or period	14,150,946	15,048,819	3,994,310	2,988,051	19,228,195	19,461,652

Class P
Shares sold	16,785,042	567,338	51,292	16,445,452	489,458	5,547,412
Shares repurchased	(3,162,861)	(11,688,256)	(12,824,253)	(7,833,125)	(4,101,841)	(8,597,418)
Net increase (decrease)	13,622,181	(11,120,918)	(12,772,961)	8,612,327	(3,612,383)	(3,050,006)
Shares outstanding, beginning of year or period	29,644,257	40,765,175	53,374,978	44,762,651	44,348,500	47,398,506
Shares outstanding, end of year or period	43,266,438	29,644,257	40,602,017	53,374,978	40,736,117	44,348,500

	International Large-Cap Portfolio		International Small-Cap Portfolio		International Value Portfolio
Class I
Shares sold	1,604,265	3,384,773	417,871	949,379	938,271	2,636,948
Share repurchased	(2,562,514)	(6,074,583)	(884,078)	(2,093,558)	(1,592,887)	(2,424,890)
Net Increase (decrease)	(958,249)	(2,689,810)	(466,207)	(1,144,179)	(654,616)	212,058
Shares outstanding, beginning of year or period	52,218,799	54,908,609	7,716,167	8,860,346	22,953,757	22,741,699
Shares outstanding, end of year or period	51,260,550	52,218,799	7,249,960	7,716,167	22,299,141	22,953,757

Class P
Shares sold	845,856	12,588,575	8,246	2,460,804	91,129	36,649,219
Shares repurchased	(7,740,452)	(23,959,255)	(1,930,011)	(3,110,327)	(25,393,504)	(43,242,797)
Net increase (decrease)	(6,894,596)	(11,370,680)	(1,921,765)	(649,523)	(25,302,375)	(6,593,578)
Shares outstanding, beginning of year or period	81,520,243	92,890,923	11,526,853	12,176,376	79,927,281	86,520,859
Shares outstanding, end of year or period	74,625,647	81,520,243	9,605,088	11,526,853	54,624,906	79,927,281

	Health Sciences Portfolio		Real Estate Portfolio		Technology Portfolio
Class I
Shares sold	283,796	593,733	220,228	725,885	1,410,261	5,389,370
Share repurchased	(399,598)	(1,380,367)	(690,890)	(1,791,606)	(2,422,952)	(4,810,335)
Net Increase (decrease)	(115,802)	(786,634)	(470,662)	(1,065,721)	(1,012,691)	579,035
Shares outstanding, beginning of year or period	7,891,684	8,678,318	8,534,591	9,600,312	19,777,277	19,198,242
Shares outstanding, end of year or period	7,775,882	7,891,684	8,063,929	8,534,591	18,764,586	19,777,277

Class P
Shares sold	3,643	7,786	947	101,871	16,800	26,342
Shares repurchased	(484)	(195)	(1,490,512)	(5,345,357)	(2,580)	(2,240)
Net increase (decrease)	3,159	7,591	(1,489,565)	(5,243,486)	14,220	24,102
Shares outstanding, beginning of year or period	8,364	773	7,896,393	13,139,879	26,143	2,041
Shares outstanding, end of year or period	11,523	8,364	6,406,828	7,896,393	40,363	26,143

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2021	Year Ended December 31, 2020	Period Ended June 30, 2021	Year Ended December 31, 2020	Period Ended June 30, 2021	Year Ended December 31, 2020
	ESG Diversified Portfolio (2)		PSF DFA Balanced Allocation Portfolio		Pacific Dynamix - Conservative Growth Portfolio
Class D
Shares sold			1,768,299	3,642,295
Share repurchased			(272,502)	(1,132,096)
Net Increase (decrease)			1,495,797	2,510,199
Shares outstanding, beginning of year or period			20,627,036	18,116,837
Shares outstanding, end of year or period			22,122,833	20,627,036

Class I
Shares sold	1,216,356				1,134,984	3,501,728
Share repurchased	(61)				(2,341,532)	(3,462,636)
Net Increase (decrease)	1,216,295				(1,206,548)	39,092
Shares outstanding, beginning of year or period	-				33,059,776	33,020,684
Shares outstanding, end of year or period	1,216,295				31,853,228	33,059,776

Class P
Shares sold	10,000		8,511	5,942	44,189	31,005
Shares repurchased	-		(784)	(1,095)	(7,999)	(5,400)
Net increase (decrease)	10,000		7,727	4,847	36,190	25,605
Shares outstanding, beginning of year or period	-		6,621	1,774	28,915	3,310
Shares outstanding, end of year or period	10,000		14,348	6,621	65,105	28,915

	Pacific Dynamix – Moderate Growth Portfolio		Pacific Dynamix – Growth Portfolio		Portfolio Optimization Conservative Portfolio
Class I
Shares sold	1,497,880	2,673,726	5,532,816	10,692,527	2,869,306	20,391,084
Share repurchased	(2,992,336)	(9,439,721)	(585,538)	(1,611,622)	(11,652,219)	(19,914,423)
Net Increase (decrease)	(1,494,456)	(6,765,995)	4,947,278	9,080,905	(8,782,913)	476,661
Shares outstanding, beginning of year or period	108,473,781	115,239,776	43,933,911	34,853,006	111,912,299	111,435,638
Shares outstanding, end of year or period	106,979,325	108,473,781	48,881,189	43,933,911	103,129,386	111,912,299

Class P
Shares sold	177,276	50,234	183,975	128,770	78	483
Shares repurchased	(14,363)	(10,836)	(50,976)	(25,432)	(59)	(40)
Net increase (decrease)	162,913	39,398	132,999	103,338	19	443
Shares outstanding, beginning of year or period	53,147	13,749	106,744	3,406	11,850	11,407
Shares outstanding, end of year or period	216,060	53,147	239,743	106,744	11,869	11,850

	Portfolio Optimization Moderate- Conservative Portfolio		Portfolio Optimization Moderate Portfolio		Portfolio Optimization Growth Portfolio
Class I
Shares sold	409,174	1,082,123	1,019,456	2,605,602	299,095	1,794,202
Share repurchased	(8,978,798)	(19,967,918)	(32,742,812)	(75,590,394)	(25,094,889)	(58,541,911)
Net Increase (decrease)	(8,569,624)	(18,885,795)	(31,723,356)	(72,984,792)	(24,795,794)	(56,747,709)
Shares outstanding, beginning of year or period	141,403,388	160,289,183	534,887,252	607,872,044	431,182,381	487,930,090
Shares outstanding, end of year or period	132,833,764	141,403,388	503,163,896	534,887,252	406,386,587	431,182,381

Class P
Shares sold	276	964	8,041	14,455	11,094	50,314
Shares repurchased	(105)	(4)	(508)	(325)	(2,857)	(936)
Net increase (decrease)	171	960	7,533	14,130	8,237	49,378
Shares outstanding, beginning of year or period	17,398	16,438	76,496	62,366	99,348	49,970
Shares outstanding, end of year or period	17,569	17,398	84,029	76,496	107,585	99,348

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2021	Year/Period Ended December 31, 2020	Period Ended June 30, 2021	Year Ended December 31, 2020	Period Ended June 30, 2021	Year Ended December 31, 2020
	Portfolio Optimization Aggressive- Growth Portfolio		PD 1-3 Year Corporate Bond Portfolio		PD Aggregate Bond Index Portfolio
Class I
Shares sold	940,908	1,081,802
Share repurchased	(5,936,166)	(13,665,430)
Net Increase (decrease)	(4,995,258)	(12,583,628)
Shares outstanding, beginning of year or period	95,003,254	107,586,882
Shares outstanding, end of year or period	90,007,996	95,003,254

Class P
Shares sold	13,699	24,254	969,135	4,056,967	9,640,572	16,641,203
Shares repurchased	(2,387)	(7,352)	(606,186)	(6,525,712)	(284,304)	(14,282,804)
Net increase (decrease)	11,312	16,902	362,949	(2,468,745)	9,356,268	2,358,399
Shares outstanding, beginning of year or period	27,964	11,062	19,247,244	21,715,989	70,018,728	67,660,329
Shares outstanding, end of year or period	39,276	27,964	19,610,193	19,247,244	79,374,996	70,018,728

	PD High Yield Bond Market Portfolio		PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio
Class P
Shares sold	2,672,422	4,005,831	494,330	2,047,271	575,683	6,979,522
Shares repurchased	(222,332)	(379,918)	(3,619,489)	(6,033,032)	(5,352,072)	(8,064,575)
Net increase (decrease)	2,450,090	3,625,913	(3,125,159)	(3,985,761)	(4,776,389)	(1,085,053)
Shares outstanding, beginning of year or period	25,106,671	21,480,758	12,888,132	16,873,893	22,741,000	23,826,053
Shares outstanding, end of year or period	27,556,761	25,106,671	9,762,973	12,888,132	17,964,611	22,741,000

	PD Mid-Cap Index Portfolio (1)		PD Small-Cap Growth Index Portfolio		PD Small-Cap Value Index Portfolio
Class P
Shares sold	9,251,509	36,203,011	1,750,381	413,277	4,162,320	979,772
Shares repurchased	(1,333,588)	(451,758)	(95,322)	(1,046,646)	(196,021)	(1,594,397)
Net increase (decrease)	7,917,921	35,751,253	1,655,059	(633,369)	3,966,299	(614,625)
Shares outstanding, beginning of year or period	35,751,253	–	1,177,894	1,811,263	1,661,830	2,276,455
Shares outstanding, end of year or period	43,669,174	35,751,253	2,832,953	1,177,894	5,628,129	1,661,830

	PD Emerging Markets Index Portfolio		PD International Large-Cap Index Portfolio
Class P
Shares sold	1,512,571	2,241,726	928,427	3,085,926
Shares repurchased	(565,657)	(1,619,554)	(3,001,428)	(2,687,141)
Net increase (decrease)	946,914	622,172	(2,073,001)	398,785
Shares outstanding, beginning of year or period	11,586,907	10,964,735	28,221,827	27,823,042
Shares outstanding, end of year or period	12,533,821	11,586,907	26,148,826	28,221,827

(1)	Operations commenced on October 23, 2020.
(2)	Operations commenced on April 30, 2021.

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2021 to June 30, 2021.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about actual account values and actual expenses based on each Fund’s actual performance and each Fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 06/30/21” column shown is derived from the Fund’s actual performance; the “Annualized Expense Ratio” column shows the Fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/21-06/30/21” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2021 to June 30, 2021.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each Fund in your account, simply divide that Fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply this result by the number given for your fund(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/21-06/30/21.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual Fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6 and 7B in Notes to Financial Statements). It assumes that the Fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the Fund to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/21	Ending Account Value at 06/30/21	Annualized Expense Ratio	Expenses Paid During the Period 01/01/21- 06/30/21 (1)
Core Income
Actual

Class I	$1,000.00	$995.10	0.75%	$3.71

Class P	1,000.00	996.10	0.55%	2.72
Hypothetical

Class I	$1,000.00	$1,021.08	0.75%	$3.76

Class P	1,000.00	1,022.07	0.55%	2.76

Diversified Bond
Actual

Class I	$1,000.00	$978.70	0.64%	$3.14

Class P	1,000.00	979.60	0.44%	2.16
Hypothetical

Class I	$1,000.00	$1,021.62	0.64%	$3.21

Class P	1,000.00	1,022.61	0.44%	2.21

Floating Rate Income
Actual

Class I	$1,000.00	$1,027.90	0.88%	$4.42

Class P	1,000.00	1,029.00	0.67%	3.37
Hypothetical

Class I	$1,000.00	$1,020.43	0.88%	$4.41

Class P	1,000.00	1,021.47	0.67%	3.36

Portfolio	Beginning Account Value at 01/01/21	Ending Account Value at 06/30/21	Annualized Expense Ratio	Expenses Paid During the Period 01/01/21- 06/30/21 (1)
High Yield Bond
Actual

Class I	$1,000.00	$1,037.50	0.63%	$3.18

Class P	1,000.00	1,038.60	0.43%	2.17
Hypothetical

Class I	$1,000.00	$1,021.67	0.63%	$3.16

Class P	1,000.00	1,022.66	0.43%	2.16

Inflation Managed
Actual

Class I	$1,000.00	$1,018.00	0.69%	$3.45

Class P	1,000.00	1,019.10	0.49%	2.45
Hypothetical

Class I	$1,000.00	$1,021.37	0.69%	$3.46

Class P	1,000.00	1,022.36	0.49%	2.46

Intermediate Bond
Actual

Class P	$1,000.00	$986.20	0.43%	$2.12
Hypothetical

Class P	$1,000.00	$1,022.66	0.43%	$2.16

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/21	Ending Account Value at 06/30/21	Annualized Expense Ratio	Expenses Paid During the Period 01/01/21- 06/30/21 (1)
Managed Bond
Actual

Class I	$1,000.00	$989.10	0.62%	$3.06

Class P	1,000.00	990.10	0.42%	2.07
Hypothetical

Class I	$1,000.00	$1,021.72	0.62%	$3.11

Class P	1,000.00	1,022.71	0.42%	2.11

Short Duration Bond
Actual

Class I	$1,000.00	$1,001.50	0.63%	$3.13

Class P	1,000.00	1,002.50	0.43%	2.13
Hypothetical

Class I	$1,000.00	$1,021.67	0.63%	$3.16

Class P	1,000.00	1,022.66	0.43%	2.16

Emerging Markets Debt
Actual

Class I	$1,000.00	$985.70	1.05%	$5.17

Class P	1,000.00	986.60	0.84%	4.14
Hypothetical

Class I	$1,000.00	$1,019.59	1.05%	$5.26

Class P	1,000.00	1,020.63	0.84%	4.21

Dividend Growth
Actual

Class I	$1,000.00	$1,124.20	0.87%	$4.58

Class P	1,000.00	1,125.30	0.67%	3.53
Hypothetical

Class I	$1,000.00	$1,020.48	0.87%	$4.36

Class P	1,000.00	1,021.47	0.67%	3.36

Equity Index
Actual

Class I	$1,000.00	$1,150.80	0.27%	$1.44

Class P	1,000.00	1,151.90	0.07%	0.37
Hypothetical

Class I	$1,000.00	$1,023.46	0.27%	$1.35

Class P	1,000.00	1,024.45	0.07%	0.35

Focused Growth
Actual

Class I	$1,000.00	$1,130.50	0.94%	$4.97

Class P	1,000.00	1,131.70	0.74%	3.91
Hypothetical

Class I	$1,000.00	$1,020.13	0.94%	$4.71

Class P	1,000.00	1,021.12	0.74%	3.71

Growth
Actual

Class I	$1,000.00	$1,128.50	0.78%	$4.12

Class P	1,000.00	1,129.60	0.58%	3.06
Hypothetical

Class I	$1,000.00	$1,020.93	0.78%	$3.91

Class P	1,000.00	1,021.92	0.58%	2.91

Hedged Equity (2)
Actual

Class I	$1,000.00	$1,015.40	0.90%	$1.52

Class P	1,000.00	1,015.80	0.70%	1.18
Hypothetical

Class I	$1,000.00	$1,020.33	0.90%	$4.51

Class P	1,000.00	1,021.32	0.70%	3.51

Portfolio	Beginning Account Value at 01/01/21	Ending Account Value at 06/30/21	Annualized Expense Ratio	Expenses Paid During the Period 01/01/21- 06/30/21 (1)
Large-Cap Growth
Actual

Class I	$1,000.00	$1,128.10	0.89%	$4.70

Class P	1,000.00	1,129.20	0.69%	3.64
Hypothetical

Class I	$1,000.00	$1,020.38	0.89%	$4.46

Class P	1,000.00	1,021.37	0.69%	3.46

Large-Cap Value
Actual

Class I	$1,000.00	$1,178.90	0.83%	$4.48

Class P	1,000.00	1,180.00	0.63%	3.41
Hypothetical

Class I	$1,000.00	$1,020.68	0.83%	$4.16

Class P	1,000.00	1,021.67	0.63%	3.16

Main Street Core
Actual

Class I	$1,000.00	$1,162.20	0.68%	$3.65

Class P	1,000.00	1,163.30	0.48%	2.57
Hypothetical

Class I	$1,000.00	$1,021.42	0.68%	$3.41

Class P	1,000.00	1,022.41	0.48%	2.41

Mid-Cap Equity
Actual

Class I	$1,000.00	$1,127.50	0.88%	$4.64

Class P	1,000.00	1,128.60	0.68%	3.59
Hypothetical

Class I	$1,000.00	$1,020.43	0.88%	$4.41

Class P	1,000.00	1,021.42	0.68%	3.41

Mid-Cap Growth
Actual

Class I	$1,000.00	$1,113.70	0.90%	$4.72

Class P	1,000.00	1,114.90	0.70%	3.67
Hypothetical

Class I	$1,000.00	$1,020.33	0.90%	$4.51

Class P	1,000.00	1,021.32	0.70%	3.51

Mid-Cap Value
Actual

Class I	$1,000.00	$1,199.40	0.93%	$5.07

Class P	1,000.00	1,200.60	0.73%	3.98
Hypothetical

Class I	$1,000.00	$1,020.18	0.93%	$4.66

Class P	1,000.00	1,021.17	0.73%	3.66

Small-Cap Equity
Actual

Class I	$1,000.00	$1,233.80	0.90%	$4.98

Class P	1,000.00	1,235.00	0.70%	3.88
Hypothetical

Class I	$1,000.00	$1,020.33	0.90%	$4.51

Class P	1,000.00	1,021.32	0.70%	3.51

Small-Cap Growth
Actual

Class I	$1,000.00	$1,088.70	0.84%	$4.35

Class P	1,000.00	1,089.80	0.64%	3.32
Hypothetical

Class I	$1,000.00	$1,020.63	0.84%	$4.21

Class P	1,000.00	1,021.62	0.64%	3.21

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/21	Ending Account Value at 06/30/21	Annualized Expense Ratio	Expenses Paid During the Period 01/01/21- 06/30/21 (1)
Small-Cap Index
Actual

Class I	$1,000.00	$1,172.70	0.54%	$2.91

Class P	1,000.00	1,173.80	0.34%	1.83
Hypothetical

Class I	$1,000.00	$1,022.12	0.54%	$2.71

Class P	1,000.00	1,023.11	0.34%	1.71

Small-Cap Value
Actual

Class I	$1,000.00	$1,295.30	0.98%	$5.58

Class P	1,000.00	1,296.50	0.78%	4.44
Hypothetical

Class I	$1,000.00	$1,019.93	0.98%	$4.91

Class P	1,000.00	1,020.93	0.78%	3.91

Value
Actual

Class I	$1,000.00	$1,137.20	0.86%	$4.56

Class P	1,000.00	1,138.30	0.66%	3.50
Hypothetical

Class I	$1,000.00	$1,020.53	0.86%	$4.31

Class P	1,000.00	1,021.52	0.66%	3.31

Value Advantage
Actual

Class I	$1,000.00	$1,214.40	0.89%	$4.89

Class P	1,000.00	1,215.60	0.69%	3.79
Hypothetical

Class I	$1,000.00	$1,020.38	0.89%	$4.46

Class P	1,000.00	1,021.37	0.69%	3.46

Emerging Markets
Actual

Class I	$1,000.00	$1,051.10	1.05%	$5.34

Class P	1,000.00	1,052.20	0.85%	4.33
Hypothetical

Class I	$1,000.00	$1,019.59	1.05%	$5.26

Class P	1,000.00	1,020.58	0.85%	4.26

International Large-Cap
Actual

Class I	$1,000.00	$1,079.70	0.97%	$5.00

Class P	1,000.00	1,080.80	0.77%	3.97
Hypothetical

Class I	$1,000.00	$1,019.98	0.97%	$4.86

Class P	1,000.00	1,020.98	0.77%	3.86

International Small-Cap
Actual

Class I	$1,000.00	$1,149.30	1.11%	$5.92

Class P	1,000.00	1,150.40	0.91%	4.85
Hypothetical

Class I	$1,000.00	$1,019.29	1.11%	$5.56

Class P	1,000.00	1,020.28	0.91%	4.56

International Value
Actual

Class I	$1,000.00	$1,173.50	0.89%	$4.80

Class P	1,000.00	1,174.70	0.69%	3.72
Hypothetical

Class I	$1,000.00	$1,020.38	0.89%	$4.46

Class P	1,000.00	1,021.37	0.69%	3.46

Portfolio	Beginning Account Value at 01/01/21	Ending Account Value at 06/30/21	Annualized Expense Ratio	Expenses Paid During the Period 01/01/21- 06/30/21 (1)
Health Sciences
Actual

Class I	$1,000.00	$1,075.80	1.13%	$5.82

Class P	1,000.00	1,076.80	0.93%	4.79
Hypothetical

Class I	$1,000.00	$1,019.19	1.13%	$5.66

Class P	1,000.00	1,020.18	0.93%	4.66

Real Estate
Actual

Class I	$1,000.00	$1,202.50	0.98%	$5.35

Class P	1,000.00	1,203.60	0.78%	4.26
Hypothetical

Class I	$1,000.00	$1,019.93	0.98%	$4.91

Class P	1,000.00	1,020.93	0.78%	3.91

Technology
Actual

Class I	$1,000.00	$1,113.20	1.14%	$5.97

Class P	1,000.00	1,114.30	0.93%	4.88
Hypothetical

Class I	$1,000.00	$1,019.14	1.14%	$5.71

Class P	1,000.00	1,020.18	0.93%	4.66

ESG Diversified (2), (3)
Actual

Class I	$1,000.00	$1,019.80	0.50%	$0.84

Class P	1,000.00	1,020.10	0.30%	0.51
Hypothetical

Class I	$1,000.00	$1,022.32	0.50%	$2.51

Class P	1,000.00	1,023.31	0.30%	1.51

PSF DFA Balanced Allocation (3)
Actual

Class D	$1,000.00	$1,080.30	0.48%	$2.48

Class P	1,000.00	1,081.70	0.23%	1.19
Hypothetical

Class D	$1,000.00	$1,022.41	0.48%	$2.41

Class P	1,000.00	1,023.65	0.23%	1.15

Pacific Dynamix-Conservative Growth (3)
Actual

Class I	$1,000.00	$1,048.00	0.38%	$1.93

Class P	1,000.00	1,049.10	0.17%	0.86
Hypothetical

Class I	$1,000.00	$1,022.91	0.38%	$1.91

Class P	1,000.00	1,023.95	0.17%	0.85

Pacific Dynamix-Moderate Growth (3)
Actual

Class I	$1,000.00	$1,077.50	0.38%	$1.96

Class P	1,000.00	1,078.60	0.17%	0.88
Hypothetical

Class I	$1,000.00	$1,022.91	0.38%	$1.91

Class P	1,000.00	1,023.95	0.17%	0.85

Pacific Dynamix-Growth (3)
Actual

Class I	$1,000.00	$1,102.80	0.37%	$1.93

Class P	1,000.00	1,104.00	0.17%	0.89
Hypothetical

Class I	$1,000.00	$1,022.96	0.37%	$1.86

Class P	1,000.00	1,023.95	0.17%	0.85

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/21	Ending Account Value at 06/30/21	Annualized Expense Ratio	Expenses Paid During the Period 01/01/21- 06/30/21 (1)
Portfolio Optimization Conservative (3)
Actual

Class I	$1,000.00	$1,015.30	0.32%	$1.60

Class P	1,000.00	1,016.30	0.12%	0.60
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Class P	1,000.00	1,024.20	0.12%	0.60

Portfolio Optimization Moderate-Conservative (3)
Actual

Class I	$1,000.00	$1,045.00	0.32%	$1.62

Class P	1,000.00	1,046.00	0.12%	0.61
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Class P	1,000.00	1,024.20	0.12%	0.60

Portfolio Optimization Moderate (3)
Actual

Class I	$1,000.00	$1,064.50	0.32%	$1.64

Class P	1,000.00	1,065.50	0.12%	0.61
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Class P	1,000.00	1,024.20	0.12%	0.60

Portfolio Optimization Growth (3)
Actual

Class I	$1,000.00	$1,093.00	0.32%	$1.66

Class P	1,000.00	1,094.10	0.12%	0.62
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Class P	1,000.00	1,024.20	0.12%	0.60

Portfolio Optimization Aggressive-Growth (3)
Actual

Class I	$1,000.00	$1,113.70	0.32%	$1.68

Class P	1,000.00	1,114.80	0.12%	0.63
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Class P	1,000.00	1,024.20	0.12%	0.60

PD 1-3 Year Corporate Bond
Actual

Class P	$1,000.00	$1,001.10	0.22%	$1.09
Hypothetical

Class P	$1,000.00	$1,023.70	0.22%	$1.10

PD Aggregate Bond Index
Actual

Class P	$1,000.00	$983.30	0.19%	$0.93
Hypothetical

Class P	$1,000.00	$1,023.85	0.19%	$0.95

Portfolio	Beginning Account Value at 01/01/21	Ending Account Value at 06/30/21	Annualized Expense Ratio	Expenses Paid During the Period 01/01/21- 06/30/21 (1)
PD High Yield Bond Market
Actual

Class P	$1,000.00	$1,036.50	0.22%	$1.11
Hypothetical

Class P	$1,000.00	$1,023.70	0.22%	$1.10

PD Large-Cap Growth Index
Actual

Class P	$1,000.00	$1,128.80	0.17%	$0.90
Hypothetical

Class P	$1,000.00	$1,023.95	0.17%	$0.85

PD Large-Cap Value Index
Actual

Class P	$1,000.00	$1,169.90	0.17%	$0.91
Hypothetical

Class P	$1,000.00	$1,023.95	0.17%	$0.85

PD Mid-Cap Index
Actual

Class P	$1,000.00	$1,161.40	0.17%	$0.91
Hypothetical

Class P	$1,000.00	$1,023.95	0.17%	$0.85

PD Small-Cap Growth Index
Actual

Class P	$1,000.00	$1,089.70	0.22%	$1.14
Hypothetical

Class P	$1,000.00	$1,023.70	0.22%	$1.10

PD Small-Cap Value Index
Actual

Class P	$1,000.00	$1,265.30	0.20%	$1.12
Hypothetical

Class P	$1,000.00	$1,023.80	0.20%	$1.00

PD Emerging Markets Index
Actual

Class P	$1,000.00	$1,096.10	0.42%	$2.18
Hypothetical

Class P	$1,000.00	$1,022.71	0.42%	$2.11

PD International Large-Cap Index
Actual

Class P	$1,000.00	$1,110.00	0.24%	$1.26
Hypothetical

Class P	$1,000.00	$1,023.60	0.24%	$1.20

(1)

Expenses paid during the six-month period are equal to the Fund’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.

(2)

The Hedged Equity and ESG Diversified Portfolios commenced operations on April 30, 2021. The actual fund return and expenses paid by the Fund was for the period from April 30, 2021 to June 30, 2021 instead of the six-month period. The hypothetical return and expenses paid during the period are based on the entire six-month period for comparison purposes.

(3)

The annualized expense ratios for the ESG Diversified, PSF DFA Balanced Allocation, Pacific Dynamix, and Portfolio Optimization Portfolios do not include expenses of their respective Underlying Funds in which these Funds invest.

PACIFIC SELECT FUND

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

The Trust has a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated the Liquidity Oversight Committee (the “Committee”) of Pacific Life Fund Advisors LLC (the “Investment Adviser”) as the administrator of the Program. Personnel of the Investment Adviser conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Committee.

Under the Program, the Committee manages the liquidity risk of each Fund of the Trust. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Committee’s process for determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2020 through December 31, 2020. The report included, among other information, each Fund’s (i) investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed market conditions; (ii) short-term and long- term cash flow projections during both normal and reasonably foreseeable stressed conditions; and (iii) holdings of cash and cash equivalents, as well as relevant borrowing arrangements.

The report indicated periods of heightened volatility across various markets, though no significant liquidity events impacting any Fund were noted in the report. In addition, the Committee provided its assessment that the Program had been effective in managing each Fund’s liquidity risk.

PACIFIC SELECT FUND

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, as may be amended from time to time, the “Agreements”) between the Trust, PLFA and the various sub-advisers, including affiliated sub-advisers, if any (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). PLFA serves as the investment adviser for all of the Funds.

PLFA also currently directly manages the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (the “Portfolio Optimization Funds”); the Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios (the “Pacific Dynamix Funds”); and the PSF DFA Balanced Allocation Portfolio (together with the Portfolio Optimization Funds and Pacific Dynamix Funds, the “Directly Managed Funds”). For all other Funds, PLFA has retained affiliated or unaffiliated firms to serve as Sub-Advisers under PLFA’s oversight. The Board, including all of the Trustees who are not “interested persons” of the Trust, PLFA, the Sub-Advisers, or the distributor, as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at a meeting of the Trustees held on December 8, 2020.1

The description below does not relate to the annual renewal of the Advisory Agreement and Sub-Advisory Agreements discussed above, but to the approvals described in further detail below.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreements, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II. Board Consideration of the New Sub-Advisory Agreements

At a virtual meeting held on March 24, 20212 (“March Meeting”), the Board approved (i) a change in sub-adviser and a new sub-advisory agreement with respect to each of the PD Emerging Markets Portfolio and PD International Large-Cap Portfolio effective on April 30, 2021, (ii) a new advisory and sub-advisory agreement with respect to the Hedged Equity Portfolio effective on or about April 30, 2021, (iii) a new advisory agreement with respect to the ESG Diversified Portfolio effective on or about April 30, 2021, and (iv) a new sub-advisory agreement with respect to the Mid-Cap Growth Portfolio effective on April 30, 2021. Under the 1940 Act, a new sub-advisory agreement generally requires shareholder approval; however, pursuant to an exemptive order issued to Pacific Life Insurance Company (“Pacific Life”) by the SEC on October 13, 1999 and relied upon by the Trust and PLFA, PLFA and the Trust can hire, terminate, and replace, as applicable, sub-advisers and enter into new sub-advisory agreements (except, as a general matter, sub-advisers affiliated with PLFA) without shareholder approval in accordance with the requirements of the exemptive order.

PD Emerging Markets Portfolio and PD International Large-Cap Portfolio

At the March Meeting, based upon a recommendation from PLFA the Board, including all of the Independent Trustees, approved, effective on April 30, 2021, a new sub-advisory agreement with FIAM LLC (“FIAM Sub-Advisory Agreement”) and a new sub-subadvisory agreement with Geode (“Geode Sub-Subadvisory Agreement”) with respect to each of PD Emerging Markets Portfolio and PD International Large-Cap Portfolio (each, a “Fund”). At the March Meeting, the Board also terminated the sub-advisory agreement for each Fund with the prior sub-adviser upon the effectiveness of the FIAM Sub-Advisory Agreement and Geode Sub-Subadvisory Agreement.

FIAM’s appointment as sub-adviser, Geode’s appointment as sub-subadviser and the Board’s approval of the FIAM Sub-Advisory Agreement and Geode Sub-Subadvisory Agreement were made in accordance with the requirements of the exemptive order and do not require shareholder approval. In order to facilitate the sub-adviser change, a portion of each Fund’s holdings were sold and new investments were purchased in accordance with recommendations by FIAM. PLFA and/or the Trust retained a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

In considering the appointments of FIAM as sub-adviser and Geode as sub-subadviser for each Fund, the Board reviewed with PLFA its rationale for recommending a change in sub-adviser for the Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that FIAM be appointed as the new sub-adviser and Geode be appointed as the new sub-subadviser for the Funds and in evaluating the proposed FIAM Sub-Advisory Agreement and Geode

1 At the December 8, 2020 meeting, the Board did not consider the continuance of the Sub-Advisory Agreements relating to the Core Income Portfolio, Floating Rate Income Portfolio, High Yield Portfolio, Large-Cap Value Portfolio, Value Portfolio, Small-Cap Growth Portfolio, International Small-Cap Portfolio or Diversified Bond Portfolio as those agreements were not up for renewal at that time.

2 The Board approved reliance on relief provided by the U.S. Securities and Exchange Commission (“SEC”) from in-person voting requirements of the 1940 Act for the March 24, 2021 Board meeting. This approval was based on the Board’s belief that, due to the circumstances related to current or potential effects of COVID-19, it was necessary and appropriate to rely on the in-person relief granted by the SEC and substitute the in-person meeting scheduled for March 24, 2021 with a virtual meeting. The Board also approved to undertake to satisfy the conditions subsequently required in the in-person relief, including ratification of these matters at the Board’s next in-person meeting.

PACIFIC SELECT FUND

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

Sub-Subadvisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of FIAM and Geode and PLFA’s analysis in reaching its conclusion to recommend FIAM as sub-adviser and Geode as sub-subadviser for the Funds. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed it to be appropriate.

In evaluating the FIAM Sub-Advisory Agreement and Geode Sub-Subadvisory Agreement for the Funds, the Board, including all the Independent Trustees, considered the following factors, among others:

    A. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining FIAM as the new sub-adviser and Geode as the new sub-subadviser to the Funds, particularly in light of the nature, extent, and quality of the services expected to be provided by FIAM and Geode. In this regard, the Trustees considered various materials relating to FIAM and Geode, including copies of the proposed FIAM Sub-Advisory Agreement and Geode Sub-Subadvisory Agreement; copies of FIAM’s and Geode’s Form ADVs; financial information; a written presentation from FIAM and Geode; a comprehensive report including an assessment by PLFA; responses from FIAM and Geode to information requested by counsel to the Independent Trustees; and other information deemed relevant to the Trustees’ evaluation. The Trustees also considered a verbal presentation at the March Meeting from management and investment personnel from FIAM and Geode where all attendees could hear each other clearly.

The Trustees considered that under the Geode Sub-Subadvisory Agreement, Geode would be responsible for providing investment advisory services for the Fund’s assets, including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of FIAM and Geode, including the background and experience of FIAM’s and Geode’s management and the expertise of Geode’s portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that the Trust’s Chief Compliance Officer (“CCO”) had reviewed FIAM’s and Geode’s written compliance policies and procedures and code of ethics. The Trustees also considered the CCO’s assessment of FIAM’s and Geode’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics. The Trustees also took note of the due diligence PLFA conducted with respect to FIAM and Geode and were aided by the assessment and recommendation of PLFA and the presentation and materials provided by FIAM and Geode.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by FIAM under the FIAM Sub-Advisory Agreement and Geode under the Geode Sub-Subadvisory Agreement.

    B. Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage index-based emerging markets equity and international large-cap equity strategies and PLFA’s identification of FIAM and Geode to serve as sub-adviser and sub-subadviser, respectively, with regard to the Funds’ day-to-day investment activities. The Trustees considered that the Funds’ historical performance had been obtained under a different sub-adviser, although PLFA has managed the Fund since its inception. However, the Trustees considered the investment process and techniques to be used by Geode for the Funds and Geode’s experience managing index-based emerging markets equity and international large-cap equity strategies, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the FIAM Sub-Advisory Agreement and Geode Sub-Subadvisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of funds and accounts managed by the same Geode portfolio management team that would manage the Funds using similar investment strategies (the “Geode Comparable Performance”). The Trustees considered that this information included a comparison of the Geode Comparable Performance against pertinent benchmarks for the one-, three-, five- and since inception periods, as applicable, as of November 30, 2020.

The Trustees considered additional information about the historical performance of funds managed by the same Geode portfolio management team that would manage the Funds using similar investment strategies. The Trustees considered that this information included a comparison of the funds’ performance against a pertinent benchmark and an applicable peer group for the one-, three- and five-year and since inception periods as of December 31, 2020, as well as performance for each of the past six calendar years. Additionally, the Trustees considered the standard deviation of the funds during certain periods.

The Board determined that Geode’s performance record with respect to similarly managed funds was acceptable.

    C. Sub-Advisory Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of Fidelity and Geode with regard to other funds with substantially similar investment strategies as the Funds. The Trustees also considered that the advisory fee schedule would remain unchanged but that the sub-advisory fee would be reduced from its current levels, resulting in an increase in the retention by PLFA of its advisory fee. The Trustees considered that PLFA would agree to implement a fee waiver in order to share these benefits with shareholders and that as a result of these waivers, the total net advisory fee paid by shareholders would be reduced. In comparing the proposed sub-advisory fees to be paid by the Funds to fees charged by Fidelity and Geode for the other similarly managed funds, the Trustees noted that for certain funds, there were differences in the size and type of the account and the nature and size of the overall relationship with FIAM and Geode that could reasonably be expected to account for differences in fee schedules.

PACIFIC SELECT FUND

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and FIAM or among PLFA, FIAM and Geode, as applicable, and that the Funds’ sub-advisory fees and sub-subadvisory fees are paid by PLFA and FIAM, respectively, and are not paid directly by the Funds. The Trustees also considered that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase, and would likely decrease, as a result of this sub-adviser change.

The Board concluded that the compensation payable under the FIAM Sub-Advisory Agreement and the Geode Sub-Subadvisory Agreement is fair and reasonable.

    D. Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the anticipated costs to FIAM of sub-advising the Funds and to Geode of sub-subadvising the Funds and the projected profitability of the FIAM Sub-Advisory Agreement to FIAM and the Geode Sub-Subadvisory Agreement to Geode, to the extent practicable based on the information provided by FIAM and Geode. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and FIAM with respect to the negotiation of sub-advisory fees and among PLFA, FIAM and Geode with respect to the negotiation of sub-subadvisory fees, the fact that such fees are paid by PLFA and FIAM, respectively, and the fact that the projected profitability of the FIAM Sub-Advisory Agreement to FIAM and the Geode Sub-Subadvisory Agreement to Geode are estimates because they had not yet begun to manage the Funds, the Trustees considered that projected profitability information for FIAM and Geode at this time was of limited utility. The Trustees also considered the impact of the sub-advisory change to the profitability of the PLFA advisory agreement with the Fund. In addition, the Trustees considered that in negotiating the sub-advisory fee, PLFA takes into account the current and future potential scale of the respective Fund.

The Trustees considered the organizational strengths of FIAM and Geode and their abilities to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Funds. The Board concluded that the Fund’s fee structure reflected in the FIAM Sub-Advisory Agreement and Geode Sub-Subadvisory Agreement is fair and reasonable.

    E. Ancillary Benefits

The Trustees received information from PLFA and FIAM and Geode concerning other benefits that may be received by FIAM and Geode and their affiliates as a result of their relationship with the Funds, including commissions that may be paid to broker-dealers affiliated with Geode and the anticipated use of soft-dollars by Geode. In this regard, the Trustees noted that Geode represented that it does not anticipate using an affiliated broker-dealer and does not anticipate using soft dollar credits generated by Fund commissions to pay for research services. The Trustees considered potential benefits to be derived by FIAM and Geode from their relationship with the Funds and that such benefits are consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

    F. Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the FIAM Sub-Advisory Agreement is in the best interests of the Funds and their shareholders; (ii) the compensation payable under the FIAM Sub-Advisory Agreement is fair and reasonable; (iii) the Geode Sub-Subadvisory Agreement is in the best interests of the Funds and their shareholders; and (iv) the compensation payable under the Geode Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Hedged Equity Portfolio

At the March Meeting, the Board, including all the Independent Trustees, approved the establishment and designation of a newly organized Fund of the Trust, Hedged Equity Portfolio (“Fund”), effective on or about April 30, 2021. In connection with this approval, the Board also approved, effective on or about April 30, 2021, the Advisory Agreement with PLFA with respect to the new Fund (the “Hedged Equity Advisory Agreement”) and the Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. (“JPMorgan”) (the “JPMorgan Sub-Advisory Agreement”).

In evaluating the Hedged Equity Advisory Agreement and the JPMorgan Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

    A. Nature, Extent and Quality of Services to be Provided

Fund Oversight and Supervision – PLFA, its personnel and its resources. The Trustees considered the depth and quality of PLFA’s investment management process, including its sophisticated monitoring and oversight of sub-advisers; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools offered to assist intermediaries in effectively understanding and meeting shareholder needs. The Trustees also noted that PLFA regularly informs them about matters relevant to the Trust, its shareholders and investing.

The Trustees considered that PLFA’s investment, legal, compliance and accounting professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance analysis, security valuation and portfolio accounting. The Trustees took into account the scope of services to be provided by PLFA under the Hedged Equity Advisory Agreement. The Trustees considered that although PLFA would be separately compensated at approximate cost for time spent on Fund matters by certain legal, compliance and accounting professionals of PLFA and its affiliates for services outside of the scope of the Hedged Equity Advisory Agreement, these services would be provided as a result of PLFA’s advisory relationship with the Fund. The Trustees further considered PLFA’s continuing need and ability to attract and retain qualified personnel and to maintain and enhance its resources and systems to provide appropriate investment management, compliance, risk management and monitoring services for the Fund. The Trustees also considered the additional

PACIFIC SELECT FUND

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

resources that PLFA has continued to invest in to enhance its management and oversight of the funds for which it serves as investment adviser, including additional tools designed to ensure compliance with new laws and regulations.

The Trustees noted PLFA’s proposed responsibilities in rendering services to the Fund and the fact that PLFA would monitor and evaluate the performance of JPMorgan in comparison to the Fund’s investment objective as well as to an appropriate benchmark index and group of peer funds. The Trustees also considered that PLFA would monitor the Fund’s adherence to its investment objectives and policies. The Trustees noted that PLFA would provide the Board with periodic and special reports related to the Fund’s performance and PLFA’s investment monitoring and evaluation.

The Trustees considered the benefits to shareholders of retaining PLFA to serve as the investment adviser to the Fund in light of the nature, extent, and quality of services expected to be provided by PLFA. The Trustees considered PLFA’s ability to provide an appropriate level of support and resources to the Fund, and that PLFA has sufficiently qualified personnel to provide the appropriate investment management, compliance and monitoring services required for the Fund. The Trustees based this review on information and materials provided to them throughout the year by PLFA related to other funds for which it serves as investment adviser. The Trustees considered PLFA’s continued development and use of analytical tools for assessing fund performance and the performance of sub-advisers, conducting a risk analysis, return analysis and an attribution analysis on performance and reporting on performance to the Trustees. The Trustees noted that PLFA uses these tools to monitor and identify underperformance as well as identify funds that are performing well relative to applicable benchmarks or peer groups, and to analyze the funds’ performance records against various measures. The Trustees considered that PLFA also conducts various analyses to try to assess the sources of and reasons for performance. The Trustees noted that PLFA has developed processes to oversee and monitor a sub-adviser’s execution of investment strategies. The Trustees noted that PLFA provides the Board with analyses of this data over rolling periods to assist the Board in identifying trends in fund performance and other areas, and periodically provides the Trustees with information on economic and market trends to provide a context for assessing recent performance.

The Trustees also noted that PLFA conducts periodic due diligence on sub-advisers involving on-site visits, in-person meetings and telephonic meetings to gather information that PLFA uses to attempt to gain an in-depth understanding of a sub-adviser’s investment process and to seek to identify issues that may be relevant to a sub-adviser’s services to a fund or a fund’s performance, including, but not limited to, a sub-adviser’s investment process, investment capabilities, resources and personnel, the financial strength of a sub-adviser, significant staffing changes that could affect a fund, material changes in a sub-adviser’s assets under management, compliance and regulatory concerns, best execution review and portfolio security valuation support. The Trustees also considered the background and experience of PLFA’s senior management.

The Trustees also considered PLFA’s compliance operations with respect to the Trust, including the measures taken by PLFA to assist the Trust in complying with Rule 38a-1 under the 1940 Act. The Trustees further considered the monitoring and additional services that would be provided by PLFA to the Fund, including assistance with performance evaluation, risk management oversight, preparation of periodic performance and financial reports, review of trade execution and coordination of the services of other service providers to the Trust.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services to be provided by PLFA to the Fund under the Hedged Equity Advisory Agreement.

JPMorgan. The Trustees considered the benefits to shareholders of retaining JPMorgan as sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by JPMorgan. In this regard, the Trustees considered various materials relating to JPMorgan, including copies of the proposed JPMorgan Sub-Advisory Agreement; copies of JPMorgan’s Form ADV; financial information; a written presentation from JPMorgan; a comprehensive report including an assessment by PLFA; responses from JPMorgan to information requested by counsel to the Independent Trustees; and other information deemed relevant to the Trustees’ evaluation. The Trustees also considered a verbal presentation at the March Meeting from the investment management team of PLFA and from management and investment personnel from JPMorgan where all attendees could hear each other clearly.

The Trustees considered that under the JPMorgan Sub-Advisory Agreement, JPMorgan would be responsible for providing investment advisory services for the Fund’s assets, including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of JPMorgan, including the background and experience of JPMorgan’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that they had previously reviewed and approved JPMorgan’s written compliance policies and procedures and code of ethics, and that the Trust’s Chief Compliance Officer previously provided an assessment of JPMorgan’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics. The Trustees also took note of the due diligence PLFA conducted with respect to JPMorgan and were aided by the assessment and recommendation of PLFA and the presentation and materials provided by JPMorgan.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by JPMorgan under the JPMorgan Sub-Advisory Agreement.

    B. Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage a hedged equity strategy and PLFA’s identification of JPMorgan to serve as sub-adviser with regard to the Fund’s day-to-day investment activities. Because this consideration related to a newly organized fund, no actual performance record for the Fund was available. However, the Trustees considered the investment process and techniques to be used by JPMorgan for the Fund and JPMorgan’s experience managing hedged equity strategies, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the JPMorgan Sub-Advisory Agreement, including the factors described below.

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The Trustees considered information about the historical performance of mutual funds and a composite managed by the same JPMorgan portfolio management team that would manage the Fund using similar investment strategies (the “JPMorgan Comparable Performance”). The Trustees considered that this information included a comparison of the JPMorgan Comparable Performance against a pertinent benchmark for the one-, three- and five-year and since inception periods as of November 30, 2020.

The Trustees considered additional information about the historical performance of a proprietary mutual fund managed by the same JPMorgan portfolio management team that would manage the Fund using similar investment strategies. The Trustees considered that this information included a comparison of the fund’s performance against a pertinent benchmark and an applicable peer group for the one-, three- and five-year and since inception periods as of December 2020, as well as performance for each of the past seven calendar years. Additionally, the Trustees considered the standard deviation and risk-adjusted returns of the fund during certain periods.

The Board determined that JPMorgan’s performance record with respect to a similarly managed mutual fund was acceptable.

    C. Advisory and Sub-Advisory Fees

PLFA. The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fee and net expense ratio for the Fund. The Trustees reviewed the proposed advisory fee compared with the average fees of other funds in an applicable peer group. The Trustees considered that the proposed advisory fee was below the industry averages for similar investment products based on the data presented to the Board.

The Board concluded that the compensation payable to PLFA under the Hedged Equity Advisory Agreement is fair and reasonable.

JPMorgan. The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of JPMorgan with regard to other funds with substantially similar investment strategies as the Fund. In comparing the proposed sub-advisory fees to be paid by the Fund to fees charged by JPMorgan for the other similarly managed funds, the Trustees noted that for certain funds, there were differences in: (i) the nature of the Fund and those other funds, (ii) the services provided to each, (iii) the client’s overall relationship with JPMorgan, and/or (iv) regulatory differences that could reasonably be expected to account for differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and JPMorgan, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund.

The Board concluded that the compensation payable under the JPMorgan Sub-Advisory Agreement is fair and reasonable, and that the amount of the advisory fee retained by PLFA after paying the sub-advisory fee to JPMorgan is fair and reasonable.

    D. Costs, Level of Profits and Economies of Scale

Costs and Profitability. The Trustees reviewed information regarding PLFA’s projected costs of sponsoring and operating the Fund and information regarding the anticipated projected profitability of the proposed Fund to PLFA. The Trustees considered the projected cost of services to be provided and projected profits to be realized by PLFA from the relationship with the Fund based on the projected assets, income and expenses of PLFA in its relationship with the Fund. The Trustees noted that this projected information contains estimates because there is no actual operating history for the Fund. The Trustees also considered the overall financial soundness of PLFA.

The Trustees considered information regarding the anticipated costs to JPMorgan of sub-advising the Fund and the projected profitability of the JPMorgan Sub-Advisory Agreement to JPMorgan, to the extent practicable based on the information provided by JPMorgan. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and JPMorgan with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA and the fact that the projected profitability of the JPMorgan Sub-Advisory Agreement to JPMorgan is an estimate because it had not yet begun to manage the Fund, the Trustees considered that projected profitability information for JPMorgan at this time was of limited utility. In addition, the Trustees considered that in negotiating the sub-advisory fee, PLFA takes into account the current and future potential scale of the Fund.

Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the Fund as assets grow. Because the Fund has no operating history and no assets, no economies of scale exist at this time with respect to the Fund. However, the Trustees considered that the advisory fee schedule for the Fund contains a breakpoint and that the net expense ratio for the Fund is competitive with peers.

The Trustees considered the organizational strengths of JPMorgan and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Fund. The Board concluded that the Fund’s fee structure reflected in the Hedged Equity Advisory Agreement and JPMorgan Sub-Advisory Agreement is fair and reasonable.

    E. Ancillary Benefits

The Trustees received information from PLFA and JPMorgan concerning other benefits that may be received by PLFA and JPMorgan and their affiliates as a result of their relationship with the Fund, including commissions that may be paid to broker-dealers affiliated with JPMorgan and the anticipated use of soft-dollars by JPMorgan. In this regard, the Trustees noted that JPMorgan represented that it does not anticipate using an affiliated broker-dealer and that it does anticipate using soft dollar credits generated by Fund commissions to pay for research services. The Trustees considered potential benefits to be derived by PLFA from its relationship with the Fund and that such benefits are consistent with those generally derived by investment advisers to mutual funds or were otherwise not unusual. The Trustees also considered benefits that may be derived by other affiliates of PLFA, including Pacific Life. The Trustees also considered potential benefits to be derived by JPMorgan and that such benefits are consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

    F. Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the Hedged Equity Advisory Agreement and JPMorgan Sub-Advisory Agreement are in the best interests of the Fund and its shareholders; and (ii) the compensation

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payable under the Hedged Equity Advisory Agreement and JPMorgan Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

ESG Diversified Portfolio

At the March Meeting, the Board, including all the Independent Trustees, approved the establishment and designation of a newly organized Fund of the Trust, ESG Diversified Portfolio (“Fund”), effective on or about April 30, 2021. In connection with this approval, the Board also approved, effective on or about April 30, 2021, the Advisory Agreement with PLFA with respect to the new Fund (the “ESG Diversified Advisory Agreement”).

In evaluating the ESG Diversified Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

    A. Nature, Extent and Quality of Services to be Provided

The Trustees considered the depth and quality of PLFA’s investment management process, including its experience managing asset allocation funds-of-funds; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools offered to assist intermediaries in effectively understanding and meeting shareholder needs. The Trustees also noted that PLFA regularly informs them about matters relevant to the Trust, its shareholders and investing.

The Trustees considered that PLFA’s investment, legal, compliance and accounting professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance analysis, security valuation and portfolio accounting. The Trustees took into account the scope of services to be provided by PLFA under the ESG Diversified Advisory Agreement. The Trustees considered that although PLFA would be separately compensated at approximate cost for time spent on Fund matters by certain legal, compliance and accounting professionals of PLFA and its affiliates for services outside of the scope of the ESG Diversified Advisory Agreement, these services would be provided as a result of PLFA’s advisory relationship with the Fund. The Trustees further considered PLFA’s continuing need and ability to attract and retain qualified personnel and to maintain and enhance its resources and systems to provide appropriate investment management, compliance, risk management and monitoring services for the Fund. The Trustees also considered the additional resources that PLFA has continued to invest in to enhance its management and oversight of the funds for which it serves as investment adviser, including additional tools designed to ensure compliance with new laws and regulations.

The Trustees considered the benefits to shareholders of retaining PLFA to serve as the investment adviser to the Fund in light of the nature, extent, and quality of services expected to be provided by PLFA. The Trustees noted that PLFA serves as adviser to each Fund of the Trust and directly manages the Portfolio Optimization Portfolios, Pacific Dynamix Portfolios and PSF DFA Balanced Allocation Portfolio, each a series of the Trust, and the Pacific Funds Portfolio Optimization Funds, each a series of Pacific Funds Series Trust, all of which are asset allocation fund-of-funds, and provides asset allocation services to other accounts.

The Trustees considered PLFA’s ability to provide an appropriate level of support and resources to the Fund, and that PLFA has sufficiently qualified personnel to provide the appropriate investment management, compliance and monitoring services required for the Fund. The Trustees based this review on information and materials provided to them throughout the year by PLFA related to other funds for which it serves as investment adviser. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of PLFA, including the background and experience of PLFA’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

The Trustees also considered PLFA’s compliance operations with respect to the Trust, including the measures taken by PLFA to assist the Trust in complying with Rule 38a-1 under the 1940 Act. The Trustees further considered the monitoring and additional services that would be provided by PLFA to the Fund, including assistance with security valuation, risk management analysis, preparation of periodic performance and financial reports, review of trade execution and coordination of the services of other service providers to the Trust. The Trustees noted that PLFA would monitor numerous investment, performance and compliance metrics for the Fund over daily, weekly, monthly, quarterly and annual periods.

In addition, the Trustees considered that they had previously reviewed and approved PLFA’s written compliance policies and procedures and code of ethics, and that the Trust’s Chief Compliance Officer previously provided an assessment of PLFA’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management, compliance and monitoring services to be provided by PLFA to the Fund under the ESG Diversified Advisory Agreement.

    B. Performance

The Trustees considered PLFA’s experience directly managing funds and its qualifications to manage the Fund’s day-to-day investment activities. Because this consideration related to a newly organized fund, no actual performance record for the Fund was available. However, the Trustees considered the investment process and techniques to be used by PLFA for the Fund and PLFA’s experience managing asset allocation funds of funds and other accounts, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the ESG Diversified Advisory Agreement, including the factors described below.

The Trustees considered that the Fund would invest in affiliated and unaffiliated mutual funds that have an ESG focus (the “ESG Underlying Funds”). The Trustees considered information about the hypothetical performance of the Fund based on historical returns of the initially proposed mix of ESG Underlying Funds (the “Hypothetical Performance”). The Trustees considered the Hypothetical Performance against a

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(Unaudited)

pertinent benchmark and an applicable peer group for the one-, three-, five- and ten-year periods as of December 31, 2020, and for the previous ten calendar years. Additionally, the Trustees considered the standard deviation of the Hypothetical Performance during certain periods.

The Trustees considered additional information about the historical performance of each of the initially proposed ESG Underlying Funds against a pertinent benchmark and an applicable peer group for the one-, three-, five- and ten-year periods as of December 31, 2020.

The Board determined that the performance records of PLFA and the ESG Underlying Funds were acceptable.

    C. Advisory Fees

The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fee and total operating expenses for the Fund. The Trustees reviewed the estimated net expense ratio of the Fund compared with the average net expense ratios of other funds in an applicable peer group. The Trustees considered that the Fund’s net expense ratio was below the industry averages for similar investment products based on the data presented to the Board. The Board concluded that the compensation payable to PLFA under the ESG Diversified Advisory Agreement is fair and reasonable.

    D. Costs, Level of Profits and Economies of Scale

Costs and Profitability. The Trustees reviewed information regarding PLFA’s projected costs of sponsoring and operating the Fund and information regarding the anticipated projected profitability of the proposed Fund to PLFA. The Trustees considered the projected cost of services to be provided and projected profits to be realized by PLFA from the relationship with the Fund based on the projected assets, income and expenses of PLFA in its relationship with the Fund. The Trustees noted that this projected information contains estimates because there is no actual operating history for the Fund. The Trustees also considered the overall financial soundness of PLFA. Additionally, the Trustees reviewed projected profitability information with respect to the profit or loss to PLFA from the ESG Diversified Advisory Agreement. The Trustees also reviewed the revenues and other benefits that are expected to be derived by PLFA from the Fund.

Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the Fund as assets grow. Because the Fund has no operating history and no assets, no economies of scale exist at this time with respect to the Fund. However, the Trustees considered that the net expense ratio for the Fund is competitive with peers

The Board concluded that the Fund’s fee structure reflected in the ESG Diversified Advisory Agreement is fair and reasonable.

    E. Ancillary Benefits

The Trustees received information from PLFA concerning other benefits that may be received by PLFA and its affiliates as a result of their relationship with the Fund, including commissions that may be paid to broker-dealers affiliated with PLFA and the anticipated use of soft-dollars by PLFA. In this regard, the Trustees noted that PLFA represented that it does not anticipate using an affiliated broker-dealer and that it does not anticipate using soft dollar credits generated by Fund commissions to pay for research services. The Trustees considered potential benefits to be derived by PLFA from its relationship with the Fund and that such benefits are consistent with those generally derived by investment advisers to mutual funds or were otherwise not unusual. The Trustees also considered benefits that may be derived by affiliates of PLFA, including Pacific Life.

    F. Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the ESG Diversified Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the ESG Diversified Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Mid-Cap Growth Portfolio

At the March Meeting, the Board approved a new sub-advisory agreement with Delaware Investments Fund Advisers (“DIFA”), with respect to the Mid-Cap Growth Portfolio (“Fund”), in connection with the acquisition of Waddell & Reed Financial, Inc. (“Waddell & Reed”), parent company of Ivy Investment Management Company (“Ivy”), the previous sub-adviser to the Fund, by Macquarie Group Limited (“Macquarie”), indirect parent company of DIFA, effective on April 30, 2021 (the “Acquisition”). Information concerning this change was included in a supplement dated March 26, 2021 to the Trust’s prospectus for Class D, Class I and Class P shares dated May 1, 2020. The Acquisition caused an “assignment” under the 1940 Act of the sub-advisory agreement then in effect with Ivy (“Ivy Sub-Advisory Agreement”), resulting in its automatic termination.

In anticipation of the Acquisition, at the March Meeting, based upon a recommendation from Pacific Life Fund Advisors LLC (“PLFA”), the Board, including all of the Trustees who are not “interested persons”, as that term is defined in the 1940 Act (“Independent Trustees”), approved, effective upon the effective date of the Acquisition, a new sub-advisory agreement with DIFA for the Fund (the “DIFA Sub-Advisory Agreement”).

The Board’s approval of the DIFA Sub-Advisory Agreement was made in accordance with the requirements of the exemptive order and do not require shareholder approval. The Trustees considered that Ivy currently sub-advises the Mid-Cap Growth Portfolio pursuant to a sub-advisory agreement dated November 1, 2013 (the “Ivy Sub-Advisory Agreement”), and that they were being asked to evaluate a new sub-advisory agreement with Delaware Investments Fund Advisers (“DIFA”) for the Fund (the “DIFA Sub-Advisory Agreement”) in light of the anticipated acquisition of Waddell & Reed Financial, Inc. (“Waddell & Reed”), the parent company of Ivy, by Macquarie Asset Management (“Macquarie”), which owns DIFA, which will result in the automatic termination of the Ivy Sub-Advisory Agreement.

In evaluating the DIFA Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

•

The Ivy Sub-Advisory Agreement was last renewed by the Board, including all the Independent Trustees, at a virtual meeting on December 8, 2020. In connection with that renewal, the Trustees reviewed information regarding the nature, extent and quality of services provided by Ivy; the

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(Unaudited)

investment results of the Fund; the sub-advisory fees paid to Ivy; Ivy’s costs in managing the Fund and its profitability from the Fund; and other benefits received by Ivy and its affiliates as a result of their relationship with the Fund.

•

DIFA represented to the Board that following the Acquisition, the Fund’s portfolio management team will be moved to DIFA and that there will be no changes to the Fund’s portfolio management team under the DIFA Sub-Advisory Agreement.

•	There is expected to be no change in the nature, quality or level of services provided to the Fund.

•	The sub-advisory fee rates under the DIFA Sub-Advisory Agreement are the same as those under the Ivy Sub-Advisory Agreement.

•

The Trust’s Chief Compliance Officer (“CCO”) had reviewed the written compliance policies and procedures and code of ethics of DIFA. The Trustees also considered the CCO’s assessment of DIFA’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics prior to the effectiveness of the DIFA Sub-Advisory Agreement.

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the DIFA Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the DIFA Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Part F of Form N-PORT (complete schedules of Fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Part F of Form N-PORT (when required) is filed pursuant to applicable regulations and is available after filing on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to Fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectuses and Statement of Additional Information (“SAI”). The prospectuses and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to Fund securities is described in the Trust’s SAI.

How to Obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies), Information Statements, and shareholder reports are available:

•	On the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm

•	On the SEC’ website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Annuity Financial Advisors: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-347-7787

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

6 a.m. through 5 p.m. Pacific Time (Monday through Friday)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule I.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The Chief Executive Officer and the Treasurer of the Registrant have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate Certifications for the principal executive and principal financial officer of the Registrant pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	September 2, 2021

By:	/s/ Trevor T. Smith
Trevor T. Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	September 2, 2021